SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2012

Date of reporting period: June 30, 2011

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.42%

ALASKA—1.10%
City of Anchorage GO
Series A
5.00%, 06/01/22 (PR 06/01/12) (NPFGC)	$100,000	$104,261
Series C
4.25%, 08/01/12 (NPFGC)	250,000	260,687

		364,948
ARIZONA—5.84%
Arizona Transportation Board RB Highway Revenue Tolls Series A
5.00%, 07/01/12	200,000	209,116
City of Mesa GOL
5.25%, 07/01/12 (NPFGC-FGIC)	175,000	183,358
City of Tempe GO
5.00%, 07/01/12	200,000	209,530
City of Tucson RB Water Revenue
5.00%, 07/01/12 (AGM)	100,000	104,568
County of Pima RB Sewer Revenue
5.50%, 07/01/12 (AGM)	100,000	104,995
Maricopa County Community College District GO
5.00%, 07/01/12	220,000	230,666
Maricopa County Unified School District No. 80 Chandler GO
4.70%, 07/01/12 (NPFGC)	250,000	261,160
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.25%, 07/01/12 (AMBAC)	225,000	235,282
University of Arizona COP Lease Appropriation
5.50%, 06/01/13 (PR 06/01/12) (AMBAC)	375,000	392,520

		1,931,195
ARKANSAS—0.31%
State of Arkansas GO
4.00%, 08/01/12	100,000	104,045

		104,045
CALIFORNIA—11.03%
Chabot-Las Positas Community College District GO
4.00%, 08/01/12 (AMBAC)	100,000	103,767
City & County of San Francisco GO Series 2008
2.85%, 06/15/12	100,000	102,301
City of Los Angeles RB Sewer Revenue
Series A
5.00%, 06/01/25 (PR 06/01/12) (NPFGC-FGIC)	135,000	140,876
5.00%, 06/01/29 (PR 06/01/12) (NPFGC-FGIC)	200,000	208,706
5.00%, 06/01/30 (PR 06/01/12) (NPFGC-FGIC)	105,000	109,571

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

East Bay Municipal Utility District RB Water Revenue
5.00%, 06/01/12 (AGM)	125,000	130,464
Eastern Municipal Water District COP Water Revenue Series A
5.00%, 07/01/12 (NPFGC)	300,000	313,332
Los Angeles Community College District GO Series E
4.25%, 08/01/12 (AGM)	100,000	104,026
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue Series O
5.00%, 07/01/12 (AGM)	205,000	214,662
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A
5.00%, 07/01/12 (NPFGC)	100,000	104,765
Los Angeles Department of Water & Power RB Water Revenue Series A-1
3.50%, 07/01/12 (AMBAC)	185,000	190,696
Los Angeles Unified School District GO
Series B
5.00%, 07/01/12 (AMBAC)	150,000	156,744
Series KRY
4.00%, 07/01/12	160,000	165,546
North Orange County Community College District GO Series A
5.38%, 08/01/19 (PR 08/01/12) (NPFGC)	100,000	106,207
Orange County Sanitation District COP Sewer Revenue Series A
4.00%, 08/01/12	100,000	104,004
San Diego Public Facilities Financing Authority RB Water Revenue
5.00%, 08/01/12 (NPFGC)	100,000	104,601
San Diego Unified School District GO Series D
4.00%, 07/01/12 (NPFGC-FGIC)	95,000	98,302
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
5.00%, 07/01/12 (NPFGC)	100,000	104,713
Saugus Union School District GO Series A
5.00%, 08/01/23 (PR 08/01/12) (FGIC)	100,000	104,942
Southern California Public Power Authority RB Electric Power & Light Revenues Series A-1
4.50%, 07/01/12 (AMBAC)	175,000	181,930
State of California GO
5.00%, 06/01/12	110,000	114,200
Series A
5.00%, 07/01/12 (NPFGC)	355,000	371,444
5.25%, 07/01/12	295,000	309,304

		3,645,103
COLORADO—1.80%
Colorado Department of Transportation RB Transit Revenue
5.25%, 06/15/12	220,000	230,547
Platte River Power Authority RB Electric Power & Light Revenues Series EE
5.38%, 06/01/16 (PR 06/01/12)	150,000	157,059
Regional Transportation District COP Lease Revenue Series A
4.50%, 06/01/12 (AMBAC)	200,000	206,546

		594,152

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

CONNECTICUT—1.27%
State of Connecticut GO
Series B
5.50%, 06/15/18 (PR 06/15/12)	250,000	262,652
Series C
4.75%, 06/01/12	150,000	156,149

		418,801
DISTRICT OF COLUMBIA—0.46%
District of Columbia GO Series B
6.00%, 06/01/12 (NPFGC)	145,000	151,950

		151,950
FLORIDA—4.39%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
5.00%, 07/01/12	320,000	334,022
Florida State Board of Education RB Miscellaneous Revenue Series A
5.00%, 07/01/12 (AMBAC)	150,000	156,867
5.25%, 07/01/12 (AMBAC)	220,000	230,622
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
4.00%, 07/01/12	250,000	258,870
Series B
5.00%, 07/01/12 (NPFGC)	100,000	104,547
Miami-Dade County School Board GO
5.38%, 08/01/12 (AGM)	100,000	105,099
Palm Beach County School District COP Lease Appropriation Series C
5.00%, 08/01/27 (PR 08/01/12) (AGM)	100,000	105,099
State of Florida GO Series G
5.25%, 06/01/12 (NPFGC-FGIC)	150,000	156,811

		1,451,937
GEORGIA—2.20%
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/12 (NPFGC)	125,000	130,404
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/12 (AMBAC)	220,000	230,232
State of Georgia GO Series D
4.00%, 08/01/12	100,000	104,079
5.00%, 08/01/15 (PR 08/01/12)	250,000	262,842

		727,557
HAWAII—0.63%
State of Hawaii GO Series DG
5.00%, 07/01/12 (AMBAC)	200,000	209,530

		209,530

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

ILLINOIS—3.27%
City of Chicago GO Series A
5.00%, 01/01/42 (PR 07/01/12) (AMBAC)	330,000	345,622
State of Illinois GO
First Series
5.25%, 08/01/12 (NPFGC)	290,000	302,093
5.38%, 07/01/15 (PR 07/01/12) (NPFGC) Series A	215,000	225,873
4.50%, 06/01/12	100,000	102,875
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/12	100,000	104,277

		1,080,740
INDIANA—0.32%
Indianapolis Local Public Improvement Bond Bank RB Water Revenue Series A
5.50%, 07/01/15 (PR 07/01/12) (NPFGC)	100,000	105,234

		105,234
IOWA—1.38%
City of Des Moines GO Series E
5.00%, 06/01/20 (PR 06/01/12) (AGM)	185,000	192,707
Iowa Finance Authority RB Sewer Revenue
5.25%, 08/01/12	250,000	263,473

		456,180
KENTUCKY—0.32%
City of Bowling Green GO Series B
5.00%, 06/01/21 (PR 06/01/12)	100,000	104,356

		104,356
LOUISIANA—0.70%
State of Louisiana GO Series B
5.00%, 07/15/12 (CIFG)	220,000	230,877

		230,877

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

MARYLAND—3.24%
County of Baltimore GO
5.00%, 08/01/12	300,000	315,489
County of Frederick GO
3.50%, 06/01/12	250,000	257,467
County of Montgomery GO Series A
5.00%, 06/01/12	175,000	182,667
State of Maryland GO Second Series
5.50%, 07/15/12	200,000	210,952
Washington Suburban Sanitation District GO
4.25%, 06/01/12	100,000	103,693
		1,070,268
MASSACHUSETTS—5.99%
Commonwealth of Massachusetts GOL
5.00%, 07/01/12	200,000	209,570
Series D
5.38%, 08/01/19 (PR 08/01/12)	150,000	158,090
5.38%, 08/01/20 (PR 08/01/12) (NPFGC)	500,000	526,965
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.38%, 06/01/20 (PR 06/01/12) (FGIC)	250,000	261,575
Massachusetts Bay Transportation Authority RB Sales Tax Revenue Series A
5.25%, 07/01/12	250,000	262,537
5.25%, 07/01/18 (PR 07/01/12)	100,000	104,880
5.25%, 07/01/24 (PR 07/01/12)	300,000	314,952
Massachusetts School Building Authority RB Sales Tax Revenue Series A
5.00%, 08/15/12	135,000	142,181
		1,980,750
MICHIGAN—0.37%
Michigan Municipal Bond Authority RB Miscellaneous Revenue
5.00%, 06/01/12 (AGM)	120,000	123,526
		123,526
MINNESOTA—1.95%
County of Nobles GO Series C
3.00%, 08/01/12 (GTD)	220,000	225,859
State of Minnesota GO
4.00%, 08/01/12	300,000	312,237
5.00%, 08/01/16 (PR 08/01/12)	100,000	105,099
		643,195
NEVADA—3.86%
City of Reno RB Hotel Occupancy Tax
5.13%, 06/01/23 (PR 06/01/12) (NPFGC-FGIC)	250,000	261,057
Clark County School District GOL
Series B
5.00%, 06/15/12 (NPFGC-FGIC)	100,000	104,355
5.00%, 06/15/12 (AMBAC)	150,000	156,533
Series C

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

5.00%, 06/15/12 (AGM)	125,000	130,444
5.38%, 06/15/14 (PR 6/15/12) (NPFGC)	400,000	419,564
County of Clark GOL Series A
3.00%, 06/01/12	200,000	204,606
		1,276,559
NEW HAMPSHIRE—1.14%
City of Manchester RB Miscellaneous Revenue
5.25%, 06/01/12 (NPFGC)	160,000	167,360
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series B
4.25%, 08/15/14 (PR 08/15/12) (AGM, GOI)	200,000	208,856
		376,216
NEW JERSEY—8.09%
County of Middlesex GO
4.00%, 06/01/12	100,000	103,418
New Jersey Economic Development Authority RB Miscellaneous Revenue
5.00%, 06/15/18 (PR 06/15/12) (NPFGC)	200,000	209,058
New Jersey Educational Facilities Authority RB College & University Revenue Series K
3.30%, 07/01/12	200,000	206,208
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue Series A
5.00%, 06/15/12 (NPFGC-FGIC)	100,000	104,232
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.00%, 06/15/12	305,000	318,874
5.25%, 06/15/12 (FGIC)	400,000	419,152
New Jersey Water Supply Authority RB Water Revenue
5.00%, 08/01/12 (NPFGC)	225,000	236,200
State of New Jersey COP Lease Appropriation Series A
5.00%, 06/15/12 (AMBAC)	175,000	182,961
State of New Jersey GO
4.00%, 06/01/12	150,000	155,177
4.00%, 08/01/12	150,000	156,009
5.00%, 08/01/22 (PR 08/01/12) (FGIC)	430,000	452,025
5.25%, 08/01/18 (PR 08/01/12)	125,000	131,741
		2,675,055
NEW MEXICO—1.72%
Las Cruces School District No. 2 GO Series A
3.25%, 08/01/12 (SAW)	100,000	103,192
New Mexico Finance Authority RB Miscellaneous Revenue
4.25%, 06/01/12 (NPFGC)	100,000	103,647
Series B-1
2.00%, 06/01/12	150,000	152,374
New Mexico Finance Authority RB Transit Revenue Series B
5.00%, 06/15/12 (AMBAC)	200,000	208,894
		568,107

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

NEW YORK—11.20%
City of New York GO
Series B
5.25%, 08/01/12	150,000	157,804
Series C
5.50%, 08/01/12	100,000	105,474
Series D
5.25%, 06/01/27 (PR 06/01/12)	100,000	104,585
5.50%, 06/01/28 (PR 06/01/12)	200,000	209,628
Series E
5.00%, 08/01/12	300,000	314,799
Series G
3.60%, 08/01/12	100,000	103,418
5.50%, 08/01/12 (XLCA)	275,000	290,017
Series J-1
4.00%, 08/01/12	150,000	155,777
Series K
4.00%, 08/01/12	160,000	166,162
5.00%, 08/01/12	175,000	183,778
Long Island Power Authority RB Electric Power & Light Revenues Series B
5.25%, 06/01/12	150,000	156,626
Metropolitan Transportation Authority RB Transit Revenue Series C
5.13%, 07/01/14 (PR 07/01/12) (AGM)	150,000	157,303
New York City Municipal Water Finance Authority RB Sewer Revenue Series B
5.00%, 06/15/12	150,000	156,881
New York City Transitional Finance Authority RB Sales Tax Revenue
5.00%, 08/01/12	90,000	94,615
Series A-1
5.00%, 08/01/12	10,000	10,512
New York State Dormitory Authority RB College & University Revenue
5.25%, 07/01/20 (PR 07/01/12) (AMBAC)	125,000	131,243
5.38%, 07/01/22 (PR 07/01/12)	250,000	262,797
Series A
5.00%, 07/01/12 (NPFGC)	250,000	261,225
Series B
5.00%, 07/01/12	250,000	261,937
New York State Environmental Facilities Corp. RB Water Revenue Series B
5.00%, 06/15/12	200,000	209,234
Newark Central School District GO
5.00%, 06/15/12 (NPFGC-FGIC)	200,000	207,804

		3,701,619
NORTH CAROLINA—0.63%
City of Charlotte GO Series 2005
5.00%, 06/01/12	200,000	208,762

		208,762

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

OHIO—2.44%
Cincinnati City School District GOL
5.00%, 06/01/12 (AGM)	100,000	104,356
Ohio State University (The) RB College & University Revenue Series A
5.00%, 06/01/12	150,000	156,484
State of Ohio GO
5.00%, 08/01/12 (AGM)	220,000	231,304
State of Ohio RB Miscellaneous Revenue Series 2010-1
5.00%, 06/15/12	100,000	104,411
University of Cincinnati RB College & University Revenue Series F
5.38%, 06/01/16 (PR 06/01/12)	200,000	209,400

		805,955
OKLAHOMA—0.25%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
5.00%, 06/01/12 (AGM)	80,000	83,372

		83,372
OREGON—0.63%
Clackamas & Washington Counties West Linn-Wilsonville School District No. 3JT GO
4.00%, 06/15/12	100,000	103,608
Salem-Keizer School District No. 24J GO
5.00%, 06/15/12 (AGM, GTD)	100,000	104,517

		208,125
PENNSYLVANIA—1.58%
Central York School District GO
5.50%, 06/01/15 (PR 06/01/12) (FGIC SAW)	100,000	104,814
Commonwealth of Pennsylvania GO Second Series
5.00%, 07/01/12 (NPFGC-FGIC)	150,000	157,148
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.50%, 07/01/12	250,000	260,272

		522,234
PUERTO RICO—4.63%
Commonwealth of Puerto Rico GO
5.50%, 07/01/12 (FGIC)	220,000	228,142
Series A
5.00%, 07/01/12	100,000	103,206
Series A
5.00%, 07/01/27 (PR 07/01/12)	500,000	523,460
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.25%, 07/01/12 (XLCA)	100,000	103,923
Series II
5.25%, 07/01/22 (PR 07/01/12) (XLCA)	195,000	206,683

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue Series A
5.50%, 07/01/12 (AMBAC)	100,000	103,701
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls Series D
5.25%, 07/01/38 (PR 07/01/12)	100,000	104,890
Puerto Rico Public Buildings Authority RB Lease Revenue
5.50%, 07/01/12 (GTD)	150,000	155,484

		1,529,489
TENNESSEE—0.71%
Metropolitan Government of Nashville & Davidson County GO Series B
5.00%, 08/01/12	125,000	131,421
State of Tennessee GO Series B
2.00%, 08/01/12	100,000	101,908

		233,329
TEXAS—4.50%
Alamo Community College District GOL
5.00%, 08/15/12 (NPFGC-FGIC)	150,000	157,917
Austin Independent School District GO
4.25%, 08/01/12 (NPFGC)	100,000	104,367
City of Corpus Christi RB Multiple Utility Revenue
5.00%, 07/15/12 (AGM)	100,000	104,876
City of Dallas GOL
5.00%, 08/15/12	100,000	105,324
City of El Paso GOL
5.00%, 08/15/12 (NPFGC-FGIC)	250,000	262,902
City of San Antonio GOL
5.25%, 08/01/12	215,000	226,842
County of Harris RB Highway Revenue Tolls Series B-1
5.00%, 08/15/12 (NPFGC-FGIC)	150,000	157,781
Houston Independent School District GOL
4.00%, 07/15/12	100,000	103,902
Keller Independent School District GO
5.00%, 08/15/12 (PSF)	150,000	157,986
University of Texas System RB College & University Revenue Series A
5.25%, 08/15/12	100,000	105,588

		1,487,485
UTAH—1.31%
Intermountain Power Agency RB Electric Power & Light Revenues Series A
5.25%, 07/01/12	140,000	146,716
State of Utah GO
Series A
5.00%, 07/01/12	100,000	104,796
Series B
4.00%, 07/01/12	175,000	181,641

		433,153

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

VIRGINIA—2.42%
City of Alexandria GO
5.00%, 06/15/12	100,000	104,584
City of Richmond GO Series A
5.00%, 07/15/12 (AGM)	100,000	105,030
County of Loudoun GO Series A
5.00%, 07/01/12 (SAW)	200,000	209,592
Virginia Public Building Authority RB Miscellaneous Revenue Series A
5.00%, 08/01/12	115,000	120,944
Virginia Public School Authority RB Miscellaneous Revenue
4.00%, 07/15/12 (SAW)	250,000	259,763

		799,913
WASHINGTON—4.65%
Clark County School District No. 114 Evergreen GO
5.38%, 12/01/14 (PR 06/01/12) (AGM GTD)	100,000	104,652
5.50%, 12/01/16 (PR 06/01/12) (AGM GTD)	100,000	104,767
Energy Northwest RB Electric Power & Light Revenues Series A
5.00%, 07/01/12	200,000	209,530
5.50%, 07/01/12 (NPFGC)	100,000	105,265
King County School District No. 1 Seattle GOL Series A
5.00%, 06/01/12 (GTD )	200,000	208,742
Pierce County School District No. 10 Tacoma GO Series A
5.00%, 06/01/12 (AGM GTD)	200,000	208,640
State of Washington GO
5.00%, 07/01/12	200,000	209,530
Series A
5.00%, 07/01/27 (PR 07/01/12) (NPFGC-FGIC)	255,000	267,071
Series B
5.00%, 07/01/12	115,000	120,480

		1,538,677
WEST VIRGINIA—0.32%
State of West Virginia GO
5.00%, 06/01/12 (NPFGC-FGIC)	100,000	104,371

		104,371

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

WISCONSIN—1.77%
State of Wisconsin RB Miscellaneous Revenue Series 1
5.00%, 06/01/18 (PR 06/01/12)	200,000	208,616
State of Wisconsin RB Sewer Revenue Series 3
5.00%, 06/01/12	250,000	260,927
State of Wisconsin RB Transit Revenue Series B
5.00%, 07/01/12 (AMBAC)	110,000	115,242

		584,785

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $32,400,910)		32,531,550

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.41%

MONEY MARKET FUNDS—0.41%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.01%(a)(b)	135,952	135,952

		135,952

TOTAL SHORT-TERM INVESTMENTS
(Cost: $135,952)		135,952

TOTAL INVESTMENTS IN SECURITIES—98.83%
(Cost: $32,536,862)		32,667,502
Other Assets, Less Liabilities—1.17%		386,584

NET ASSETS—100.00%		$33,054,086

COP	- Certificates of Participation
GO	- General Obligation
GOI	- General Obligation of the Issuer
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SAW	- State Aid Withholding

Insured by:
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
CIFG	- CDC IXIS Financial Guaranty
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.77%

ALASKA—1.56%
Borough of North Slope GO Series A
0.00%, 06/30/13 (NPFGC)	$100,000	$97,638
City of Anchorage GO Series D
4.50%, 08/01/13 (AMBAC)	285,000	308,076
State of Alaska GO Series B
5.25%, 07/15/13 (AGM)	100,000	109,727

		515,441
ARIZONA—3.56%
Arizona State University RB College & University Revenue
5.00%, 07/01/13 (AGM)	100,000	108,705
Arizona Transportation Board RB Highway Revenue Tolls Series A
5.25%, 07/01/13	150,000	163,455
City of Phoenix GO Series A
5.00%, 07/01/13	210,000	228,499
City of Tucson RB Water Revenue Series A
5.00%, 07/01/13 (NPFGC-FGIC)	100,000	108,453
County of Pima GO
5.00%, 07/01/13 (NPFGC)	100,000	108,432
Maricopa County Unified School District No. 11 Peoria GOL
5.00%, 07/01/13 (AGM)	125,000	135,383
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/13 (AGM)	100,000	106,862
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series C
5.00%, 07/01/13	100,000	107,632
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13 (AMBAC)	105,000	113,101

		1,180,522
CALIFORNIA—20.89%
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/20 (PR 07/01/13) (AGM)	200,000	219,076
California Statewide Communities Development Authority RB Miscellaneous Revenue
4.00%, 06/15/13	400,000	422,172
5.00%, 06/15/13	1,500,000	1,612,110

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

County of Sacramento RB Port Airport & Marina Revenue Series B
5.00%, 07/01/13	165,000	176,538
Los Angeles Community College District GO Series E
5.00%, 08/01/13 (AGM)	110,000	119,302
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.25%, 07/01/13 (NPFGC)	200,000	218,528
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A
5.00%, 07/01/13 (NPFGC)	250,000	272,180
Los Angeles Department of Water & Power RB Water Revenue Series A-1
5.00%, 07/01/13 (AMBAC)	100,000	108,474
Los Angeles Unified School District GO
Series A
5.00%, 07/01/13 (NPFGC)	100,000	108,161
5.00%, 07/01/24 (PR 07/01/13) (AGM)	270,000	294,808
5.00%, 01/01/28 (PR 07/01/13) (NPFGC)	435,000	474,968
5.25%, 07/01/20 (PR 07/01/13) (AGM)	150,000	164,529
5.38%, 07/01/18 (PR 07/01/13) (NPFGC)	350,000	384,772
5.50%, 07/01/15 (PR 07/01/13) (NPFGC)	95,000	104,675
Series F
5.00%, 07/01/13 (FGIC)	100,000	108,120
5.00%, 01/01/28 (PR 07/01/13) (FGIC)	250,000	272,970
Series KRY
5.00%, 07/01/13	135,000	145,934
Metropolitan Water District of Southern California RB Water Revenue
5.00%, 07/01/13	100,000	109,209
Morgan Hill Unified School District GO
5.00%, 08/01/13 (AMBAC)	150,000	161,655
San Jose Unified School District GO Series C
4.00%, 08/01/13 (NPFGC-FGIC)	100,000	106,415
Solano County Community College District GO Series A
5.00%, 08/01/19 (PR 08/01/13) (NPFGC)	150,000	164,079
Southern California Public Power Authority RB Electric Power & Light Revenues
6.75%, 07/01/13	100,000	110,767
State of California GO
5.00%, 06/01/13	260,000	279,783
Series A
5.25%, 07/01/13	185,000	202,296
5.25%, 07/01/13 (NPFGC)	525,000	574,630

		6,916,151

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

COLORADO—1.69%
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/13 (NPFGC)	410,000	449,799
University of Colorado RB College & University Revenue Series A
5.00%, 06/01/20 (PR 06/01/13) (NPFGC)	100,000	108,807

		558,606
CONNECTICUT—0.72%
State of Connecticut GO Series B
5.00%, 06/01/13 (NPFGC)	120,000	130,213
State of Connecticut ST Series A
5.00%, 08/01/13 (AMBAC)	100,000	109,088

		239,301
DELAWARE—0.44%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/13 (NPFGC)	135,000	147,119

		147,119
DISTRICT OF COLUMBIA—1.31%
District of Columbia GO Series B
5.00%, 06/01/13 (AGM)	100,000	108,164
5.00%, 06/01/13 (AMBAC)	300,000	326,118

		434,282
FLORIDA—4.13%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.13%, 07/01/13	80,000	84,521
5.00%, 07/01/13	150,000	160,138
Florida State Board of Education GO
Series B
5.25%, 06/01/13	110,000	119,762
Series C
5.00%, 06/01/13	100,000	108,499
Series G
5.25%, 06/01/13 (NPFGC-FGIC)	50,000	54,438
Florida State Board of Education RB Miscellaneous Revenue Series C
4.00%, 07/01/13	125,000	132,815
Florida State Department of Environmental Protection RB Sales Tax Revenue Series A
5.00%, 07/01/13 (AMBAC)	250,000	270,585
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/13 (NPFGC-FGIC)	100,000	108,370
State of Florida GO
Series A
5.25%, 07/01/13	100,000	109,370
Series C
5.00%, 06/01/13 (GTD)	100,000	108,398

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

State of Florida RB Miscellaneous Revenue
6.00%, 07/01/13 (AMBAC)	100,000	109,984

		1,366,880
GEORGIA—2.62%
Chatham County School District GO
5.25%, 08/01/13 (AGM)	100,000	109,913
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/13 (AGM)	100,000	108,454
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/13 (NPFGC)	100,000	108,454
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/13 (GTD)	205,000	220,141
State of Georgia GO Series E
4.00%, 07/01/13	300,000	321,522

		868,484
HAWAII—0.73%
City & County of Honolulu GO Series B
5.00%, 07/01/13 (NPFGC)	100,000	108,977
State of Hawaii GO Series DQ
4.00%, 06/01/13	125,000	132,938

		241,915
ILLINOIS—2.10%
Chicago Transit Authority RB Federal Grant Revenue
5.25%, 06/01/13 (AMBAC)	210,000	222,382
Metropolitan Pier & Exposition Authority RB Hotel Occupancy Tax
5.38%, 06/01/13 (NPFGC-FGIC)	100,000	107,303
State of Illinois GO First Series
5.50%, 08/01/13 (NPFGC)	150,000	161,709
State of Illinois RB Sales Tax Revenue
4.50%, 06/15/13	100,000	106,914
First Series
5.25%, 06/15/13 (AGM)	90,000	97,529

		695,837
INDIANA—1.52%
Indiana Transportation Finance Authority RB Highway Revenue Tolls Series A
5.00%, 06/01/28 (PR 06/01/13) (AGM)	100,000	108,760
5.25%, 06/01/14 (PR 06/01/13) (AGM)	150,000	163,857
5.25%, 06/01/16 (PR 06/01/13) (AGM)	210,000	229,400

		502,017

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

IOWA—0.32%
State of Iowa RB General Fund Series A
4.00%, 06/01/13	100,000	106,528

		106,528
KENTUCKY—0.33%
Kentucky Infrastructure Authority RB Miscellaneous Revenue Series A
5.25%, 08/01/13	100,000	109,233

		109,233
LOUISIANA—0.38%
State of Louisiana GO Series A
5.00%, 08/01/13 (NPFGC)	115,000	125,703

		125,703
MAINE—0.64%
Maine Turnpike Authority RB Highway Revenue Tolls
5.25%, 07/01/13 (AGM)	105,000	114,507
State of Maine GO
0.00%, 07/15/13	100,000	98,329

		212,836
MARYLAND—1.93%
State of Maryland GO
Second Series
5.00%, 08/01/16 (PR 08/01/13)	275,000	301,235
Series A
3.00%, 08/15/13	220,000	231,961
Washington Suburban Sanitation District GO
4.00%, 06/01/13	100,000	106,902

		640,098
MASSACHUSETTS—3.92%
Commonwealth of Massachusetts GO Series A
5.25%, 08/01/13	125,000	137,281
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/13	115,000	126,299
Series D
4.38%, 08/01/13	250,000	270,030

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Commonwealth of Massachusetts RB Federal Grant Revenue
5.00%, 06/15/13	100,000	108,140
Massachusetts Bay Transportation Authority RB Sales Tax Revenue Series C
5.25%, 07/01/13	150,000	164,118
Massachusetts School Building Authority RB Sales Tax Revenue Series A
5.00%, 08/15/13 (AGM)	100,000	109,394
Massachusetts Water Resources Authority RB Water Revenue Series A
5.25%, 08/01/13 (NPFGC)	250,000	274,287
Town of Nantucket GOL
4.00%, 07/15/13	100,000	107,041

		1,296,590
MICHIGAN—1.15%
City of Detroit RB Water Revenue Series B
5.25%, 07/01/32 (PR 07/01/13) (NPFGC)	100,000	109,264
Wayne County School District of the City of Detroit GO Series A
5.25%, 05/01/28 (PR 05/01/13) (FGIC, Q-SBLF)	250,000	272,013

		381,277
MINNESOTA—1.88%
State of Minnesota GO
5.00%, 08/01/13	175,000	191,233
5.00%, 08/01/18 (PR 08/01/13)	100,000	109,474
Series F
4.00%, 08/01/13	300,000	321,963

		622,670
NEVADA—1.31%
Clark County School District GOL Series A
5.00%, 06/15/13 (NPFGC-FGIC)	100,000	107,638
5.00%, 06/15/13 (AGM)	200,000	215,966
Las Vegas Valley Water District GOL Series B
5.00%, 06/01/13	100,000	108,706

		432,310
NEW JERSEY—11.44%
County of Somerset GO Series A
4.00%, 07/15/13	165,000	176,793
New Jersey Economic Development Authority RB Miscellaneous Revenue Series F
5.00%, 06/15/25 (PR 06/15/13) (FGIC)	435,000	473,850
5.00%, 06/15/26 (PR 06/15/13)	220,000	239,648
5.00%, 06/15/28 (PR 06/15/13)	200,000	217,862
5.25%, 06/15/21 (PR 06/15/13) (FGIC)	300,000	328,254
5.25%, 06/15/22 (PR 06/15/13) (FGIC)	250,000	273,545
New Jersey Transportation Trust Fund Authority RB Transit Revenue

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

5.50%, 06/15/13	150,000	164,857
Series C
5.00%, 06/15/13	190,000	206,969
5.50%, 06/15/16 (PR 06/15/13) (AGM)	115,000	126,322
5.50%, 06/15/17 (PR 06/15/13)	500,000	549,225
5.50%, 06/15/22 (PR 06/15/13)	690,000	757,930
State of New Jersey GO Series H
5.25%, 07/01/13	250,000	272,505

		3,787,760
NEW MEXICO—0.76%
New Mexico Finance Authority RB Transit Revenue Series B
5.00%, 06/15/13 (AMBAC)	100,000	108,488
State of New Mexico RB Miscellaneous Taxes Series A-1
4.00%, 07/01/13	135,000	144,573

		253,061
NEW YORK—8.83%
City of New York GO Series B
5.00%, 08/01/13	150,000	163,278
Series C-1
5.00%, 08/15/13 (AGM)	155,000	169,136
Series F
5.00%, 08/01/13	145,000	157,835
Series G
5.00%, 08/01/13	425,000	462,621
Series J
5.50%, 06/01/23 (PR 06/01/13)	125,000	137,195
Series J-1
5.00%, 08/01/13	240,000	261,245
Long Island Power Authority RB Electric Power & Light Revenues Series B
5.25%, 06/01/13	115,000	124,558
New York City Municipal Water Finance Authority RB Water Revenue Series C
5.00%, 06/15/13	100,000	108,777
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
4.00%, 07/15/13 (NPFGC-FGIC)	100,000	106,389
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-3
4.00%, 08/01/13	235,000	251,666
New York Municipal Bond Bank Agency RB Miscellaneous Revenue Series C
5.50%, 06/01/13 (SAW)	200,000	217,410
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13 (GOI)	175,000	191,042
5.00%, 07/01/13	100,000	109,167
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/13	100,000	105,616
New York State Environmental Facilities Corp. RB Water Revenue
5.00%, 06/15/13	330,000	359,169

		2,925,104

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

OHIO—3.88%
City of Cleveland GOL
5.25%, 08/01/22 (PR 08/01/13) (FGIC)	100,000	109,999
Columbus City School District GO
5.00%, 12/01/31 (PR 06/01/13) (FGIC)	500,000	542,655
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/13	105,000	113,962
State of Ohio GO Series C
5.00%, 08/01/13	250,000	272,830
State of Ohio RB Highway Revenue Tolls Series 2007-1
5.00%, 06/15/13 (AGM)	225,000	244,024

		1,283,470
OKLAHOMA—0.60%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/13	185,000	197,619

		197,619
PENNSYLVANIA—1.80%
City of Philadelphia RB Water Revenue Series A
4.00%, 06/15/13 (AGM)	100,000	105,186
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/13	125,000	136,142
Second Series
5.00%, 07/01/13 (NPFGC-FGIC)	125,000	136,143
Delaware River Joint Toll Bridge Commission RB Highway Revenue Tolls
5.25%, 07/01/13	100,000	107,805
Pennsylvania State University RB College & University Revenue Series B
5.00%, 08/15/13	100,000	109,394

		594,670
PUERTO RICO—3.46%
Commonwealth of Puerto Rico GO Series A
5.50%, 07/01/13 (FGIC)	250,000	266,718
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue Series A
5.00%, 07/01/13	250,000	262,315
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues Series SS
5.00%, 07/01/13 (NPFGC)	150,000	159,297
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
5.50%, 07/01/13 (FGIC)	120,000	128,024
Series A
5.50%, 07/01/13 (AMBAC)	110,000	117,356
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue Series C
5.50%, 07/01/13 (AMBAC)	200,000	212,134

		1,145,844

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

SOUTH CAROLINA—0.32%
State of South Carolina GO Series B
3.13%, 07/01/13	100,000	105,430

		105,430
TEXAS—4.04%
City of El Paso GOL
5.25%, 08/15/13 (NPFGC-FGIC)	100,000	109,564
City of San Antonio GOL
3.50%, 08/01/13	100,000	106,198
County of Denton GOL
4.00%, 07/15/13 (NPFGC)	150,000	160,880
County of Harris GO Series A
3.75%, 08/15/13	100,000	106,757
El Paso Independent School District GO
5.00%, 08/15/13	160,000	174,426
Lewisville Independent School District GO
5.00%, 08/15/13 (PSF)	100,000	109,506
Mesquite Independent School District GO
5.00%, 08/15/13 (PSF)	120,000	131,407
University of Texas System RB College & University Revenue
Series B
5.00%, 08/15/24 (PR 08/15/13)	250,000	273,692
Series C
5.25%, 08/15/13	150,000	165,118

		1,337,548
UTAH—2.01%
County of Salt Lake GO
5.00%, 06/15/13	100,000	108,978
Intermountain Power Agency RB Electric Power & Light Revenues Series A
5.25%, 07/01/13	30,000	32,569
State of Utah GO
4.00%, 07/01/13	100,000	107,174
Series A
5.00%, 07/01/13	100,000	109,167
5.00%, 07/01/15 (PR 07/01/13)	135,000	147,460
Series B
4.00%, 07/01/13	150,000	160,761

		666,109
VIRGINIA—3.54%
City of Richmond GO Series A
5.00%, 07/15/13 (AGM)	100,000	109,284
Commonwealth of Virginia GO Series A
5.00%, 06/01/13	125,000	136,041
County of Arlington GO Series D
3.00%, 08/01/13	200,000	210,752
Virginia Public Building Authority RB Miscellaneous Revenue Series A
5.00%, 08/01/13	300,000	328,053
Virginia Public School Authority RB Miscellaneous Revenue
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

5.00%, 08/01/20 (PR 08/01/13)	120,000	131,158
Series B
5.00%, 08/01/13	135,000	147,624
Series C
4.75%, 08/01/26 (PR 08/01/13) (SAW)	100,000	108,780

		1,171,692
WASHINGTON—3.95%
Chelan County Public Utility District No. 1 RB Electric Power & Light Revenues Series A
5.00%, 07/01/13	100,000	108,234
Clark County Evergreen School District No. 114 GO
5.25%, 06/01/17 (PR 06/01/13) (AGM GTD)	250,000	273,095
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13 (NPFGC)	300,000	328,110
Series C
5.00%, 07/01/13	100,000	108,872
King County School District No. 1 Seattle GOL Series A
5.00%, 06/01/13 (GTD)	100,000	108,575
State of Washington GO
Series C
5.00%, 08/01/13	225,000	245,792
Series D
5.00%, 07/01/13	125,000	136,143

		1,308,821
WISCONSIN—1.01%
State of Wisconsin RB Miscellaneous Revenue
5.25%, 07/01/13 (AGM)	100,000	109,475
Series A
3.50%, 07/01/13	100,000	105,992
Series 2
5.50%, 06/01/13 (NPFGC)	110,000	120,549

		336,016

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $32,369,291)		32,706,944

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.33%

MONEY MARKET FUNDS—0.33%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.01%(a)(b)	109,705	109,705

		109,705

TOTAL SHORT-TERM INVESTMENTS
(Cost: $109,705)		109,705

TOTAL INVESTMENTS IN SECURITIES—99.10%
(Cost: $32,478,996)		32,816,649
Other Assets, Less Liabilities—0.90%		296,747

NET ASSETS—100.00%		$33,113,396

GO	- General Obligation
GOI	- General Obligation of the Issuer
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
Q-SBLF	- Qualified Student Bond Loan Fund
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SAW	- State Aid Withholding
ST	- Special Tax

Insured by:

AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.73%

ARIZONA—5.60%
Arizona Transportation Board RB Highway Revenue Tolls Series A
5.00%, 07/01/14	$250,000	$278,877
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14	260,000	291,676
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14	200,000	208,344
Glendale Union School District No. 205 GO
4.25%, 07/01/14 (NPFGC)	150,000	162,252
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14 (AGM)	250,000	278,643
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14 (AGM)	100,000	109,319
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/14 (NPFGC)	100,000	112,056
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14 (AMBAC)	125,000	137,954

		1,579,121
CALIFORNIA—11.82%
County of Sacramento RB Port Airport & Marina Revenue Series D
3.30%, 07/01/14 (AGM)	125,000	131,601
Desert Sands Unified School District GO
5.00%, 06/01/14 (AGM)	100,000	110,954
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 07/01/14	100,000	112,151
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A
3.00%, 07/01/14	250,000	265,903
Los Angeles Unified School District GO Series I
5.00%, 07/01/14	250,000	276,842
Metropolitan Water District of Southern California RB Water Revenue Series A
5.00%, 07/01/14	180,000	202,500
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14 (NPFGC)	100,000	103,097
San Diego Unified School District GO Series C–2
5.00%, 07/01/14 (AGM)	200,000	222,412
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
5.00%, 07/01/14 (NPFGC)	100,000	112,151
State of California GO
4.13%, 06/01/14	250,000	270,412
Series A
4.13%, 07/01/14 (NPFGC)	235,000	258,728
5.25%, 07/01/14	1,120,000	1,265,212

		3,331,963

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

COLORADO—0.40%
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/14 (NPFGC)	100,000	113,638

		113,638
CONNECTICUT—0.79%
State of Connecticut GO Series B
5.00%, 06/01/14 (NPFGC)	200,000	224,048

		224,048
DELAWARE—0.59%
County of New Castle GO Series A
4.25%, 07/15/14	150,000	166,013

		166,013
DISTRICT OF COLUMBIA—0.40%
District of Columbia GO Series E
5.00%, 06/01/14 (BHAC)	100,000	112,095

		112,095
FLORIDA—5.86%
County of Miami-Dade RB Sales Tax Revenue
5.00%, 07/01/14 (AGM)	100,000	110,255
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
5.00%, 07/01/14	400,000	435,416
Florida State Board of Education GO
Series A
5.00%, 06/01/14 (NPFGC–FGIC)	200,000	223,832
Series B
5.00%, 06/01/14	95,000	106,320
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/14 (AMBAC)	150,000	166,690
Series C
5.00%, 07/01/14	150,000	166,691
Florida State Department of Environmental Protection RB Sales Tax Revenue Series B
5.00%, 07/01/14 (NPFGC)	300,000	331,695
Florida State Turnpike Authority Revenue Series A
5.00%, 07/01/14	100,000	111,237

		1,652,136

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

GEORGIA—4.48%
County of Bartow GO
4.50%, 08/01/14 (NPFGC)	100,000	108,044
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/14	100,000	111,855
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14 (GTD)	250,000	274,780
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/14 (NPFGC–FGIC)	230,000	257,947
State of Georgia GO
Series C
5.00%, 08/01/14	100,000	113,023
5.50%, 07/01/14	200,000	228,412
Series D
5.00%, 07/01/18 (PR 07/01/14)	150,000	169,469

		1,263,530
HAWAII—1.00%
State of Hawaii GO Series DG
5.00%, 07/01/14 (AMBAC)	250,000	280,538

		280,538
ILLINOIS—1.75%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14 (AMBAC)	100,000	106,228
State of Illinois GO First Series
5.50%, 08/01/14 (NPFGC)	150,000	165,653
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/14 (AGM)	200,000	220,554

		492,435
INDIANA—2.87%
Indiana Transportation Finance Authority RB Highway Revenue Tolls Series A
5.13%, 06/01/29 (PR 06/01/14) (FGIC)	115,000	129,751
5.25%, 06/01/22 (PR 06/01/14) (FGIC)	100,000	113,188
5.25%, 06/01/29 (PR 06/01/14) (FGIC)	500,000	565,940

		808,879
IOWA—0.39%
County of Polk GO Series B
4.00%, 06/01/14	100,000	109,130

		109,130

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

KENTUCKY—1.76%
Kentucky State Property & Building Commission RB General Fund Series A
5.00%, 08/01/14	145,000	161,149
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/14	300,000	335,409

		496,558
MARYLAND—2.43%
County of Baltimore GO
5.00%, 08/01/14	200,000	226,046
County of Frederick GO
5.00%, 08/01/14	155,000	174,931
State of Maryland GO Series B
5.25%, 08/15/14	250,000	284,830

		685,807
MASSACHUSETTS—8.68%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/15 (PR 08/01/14)	265,000	298,798
Series B
5.00%, 08/01/14	100,000	112,499
Commonwealth of Massachusetts GOL
Series A
3.00%, 08/01/14	135,000	143,672
5.00%, 08/01/14	200,000	224,998
Series B
5.00%, 08/01/23 (PR 08/01/14)	350,000	394,639
Series C
4.00%, 08/01/14 (AGM)	165,000	180,612
Massachusetts Bay Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/24 (PR 07/01/14)	150,000	169,037
5.25%, 07/01/15 (PR 07/01/14)	100,000	113,433
5.25%, 07/01/21 (PR 07/01/14)	100,000	113,433
Massachusetts School Building Authority RB Sales Tax Revenue Series A
5.00%, 08/15/14 (AGM)	200,000	225,528
Massachusetts Water Pollution Abatement RB Water Revenue Series 14
5.00%, 08/01/14	300,000	338,478
Massachusetts Water Resources Authority RB Water Revenue Series A
5.25%, 08/01/14 (NPFGC)	115,000	130,323

		2,445,450
MINNESOTA—1.00%
State of Minnesota GO
5.00%, 08/01/14	250,000	282,148

		282,148

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

NEBRASKA—0.60%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14 (AMBAC)	150,000	168,666

		168,666
NEVADA—3.66%
City of Henderson GOL Series A
5.00%, 06/01/14 (AGM)	250,000	277,630
Clark County School District GOL Series B
5.00%, 06/15/14 (NPFGC–FGIC)	125,000	137,693
5.00%, 06/15/14 (AMBAC)	100,000	110,154
5.00%, 06/15/14	110,000	121,169
County of Clark GOL Series B
5.00%, 06/01/14 (AGM)	130,000	143,325
County of Clark RB Port Airport & Marina Revenue Series A
5.00%, 07/01/14	95,000	103,833
Las Vegas Valley Water District GOL Series A
5.00%, 06/01/14 (AGM)	125,000	138,266

		1,032,070
NEW JERSEY—4.52%
City of Atlantic City GO
5.00%, 08/15/14 (NPFGC)	100,000	108,182
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.25%, 06/15/19 (PR 06/15/14) (FGIC)	700,000	792,981
State of New Jersey GO
5.00%, 06/01/14	230,000	258,814
Series N
5.50%, 07/15/14	100,000	113,255

		1,273,232
NEW MEXICO—0.62%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue Series A–1
4.00%, 07/01/14	160,000	175,461

		175,461
NEW YORK—13.72%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue Series A
5.25%, 08/15/14 (NPFGC)	125,000	140,615
City of New York GO
Series A
3.00%, 08/01/14	235,000	248,820
Series B
5.00%, 08/01/14	340,000	380,586
Series G
5.00%, 08/01/14	250,000	279,842
Series H
5.00%, 08/01/14 (CIFG)	100,000	111,807
Series K

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

4.00%, 08/01/14	260,000	283,163
Series O
5.00%, 06/01/14	150,000	167,036
Long Island Power Authority RB Electric Power & Light Revenues Series B
5.25%, 06/01/14	275,000	306,317
Metropolitan Transportation Authority RB Miscellaneous Revenue Series B
5.50%, 07/01/14 (NPFGC)	115,000	129,124
New York City Municipal Water Finance Authority RB Water Revenue Series EE
2.50%, 06/15/14	225,000	234,988
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S–1
5.00%, 07/15/14 (NPFGC–FGIC)	330,000	365,660
New York State Dormitory Authority RB College & University Revenue Series A
5.00%, 07/01/14 (NPFGC)	100,000	109,976
Series B
5.00%, 07/01/14	150,000	169,085
Series C
5.00%, 07/01/14 (NPFGC)	200,000	221,754
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14 (NPFGC–FGIC)	365,000	385,951
4.00%, 07/01/14	105,000	112,695
New York State Environmental Facilities Corp. RB Water Revenue Series A
4.00%, 06/15/14	200,000	218,648

		3,866,067
NORTH CAROLINA—2.00%
City of Charlotte GO
5.00%, 08/01/14	250,000	282,065
County of Mecklenburg GO Series A
5.00%, 08/01/14	250,000	282,557

		564,622
OHIO—1.95%
State of Ohio GO Series A
5.00%, 06/15/14	115,000	128,827
Series C
4.00%, 08/01/14	250,000	273,575
State of Ohio RB Highway Revenue Tolls Series 2008–1
5.50%, 06/15/14	130,000	146,624

		549,026
OREGON—0.80%
Washington & Multnomah Counties School District No. 48J Beaverton GO Series A
5.00%, 06/01/14 (AGM)	200,000	224,264

		224,264

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

PENNSYLVANIA—1.82%
City of Philadelphia RB Water Revenue Series A
5.00%, 06/15/14	100,000	109,181
Commonwealth of Pennsylvania GO
5.25%, 07/01/14	200,000	226,162
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/14	160,000	178,584

		513,927
PUERTO RICO—3.57%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14 (FGIC)	90,000	97,603
Series A
5.25%, 07/01/14	205,000	220,847
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues Series OO
5.00%, 07/01/14 (NPFGC–FGIC)	100,000	107,866
Series QQ
5.25%, 07/01/14 (XLCA)	100,000	108,436
Puerto Rico Infrastructure Authority Series B
5.00%, 07/01/14	100,000	106,576
Puerto Rico Public Buildings Authority RB Lease non-Terminable Series H
5.25%, 07/01/14 (FGIC GTD)	100,000	107,505
Series I
5.50%, 07/01/25 (PR 07/01/14) (GTD)	225,000	255,953

		1,004,786
TEXAS—5.38%
Austin Independent School District GO
5.00%, 08/01/14 (PSF)	100,000	112,859
City of Dallas GOL
4.00%, 08/15/14	200,000	219,568
County of Harris GO Series B-1
5.00%, 08/15/14 (NPFGC-FGIC)	100,000	111,940
Series C
5.00%, 08/15/14	100,000	112,698
Crowley Independent School District GO
4.00%, 08/01/14 (PSF)	215,000	236,242
Eagle Mountain & Saginaw Independent School District GO Series C
5.00%, 08/15/14 (PSF)	200,000	226,124
Leander Independent School District GO
4.00%, 08/15/14 (FGIC)	100,000	108,719
North East Independent School District GO
5.00%, 08/01/22 (PR 8/01/14) (PSF-GTD)	100,000	113,105
Round Rock Independent School District GO
4.00%, 08/01/14	250,000	274,537

		1,515,792
UTAH—2.69%
Davis County School District GO
4.25%, 06/01/14 (GTD)	125,000	137,655
State of Utah GO

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Series B
5.00%, 07/01/18 (PR 07/01/14)	350,000	394,754
Series C
5.00%, 07/01/14	200,000	225,574

		757,983
VIRGINIA—2.62%
City of Portsmouth GO
5.00%, 07/01/14 (AGM)	100,000	112,564
City of Richmond GO
5.00%, 07/15/14 (AGM)	100,000	112,831
Commonwealth of Virginia GO Series A
5.00%, 06/01/14	100,000	112,441
Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14 (NPFGC)	150,000	163,228
Virginia Public Building Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/14	100,000	112,826
Virginia Public School Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/14	110,000	124,109

		737,999
WASHINGTON—4.56%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14 (AGM)	100,000	112,565
Energy Northwest RB Electric Power & Light Revenues Series A
5.00%, 07/01/14	425,000	476,914
5.25%, 07/01/14	100,000	112,954
Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14 (NPFGC–FGIC)	180,000	196,018
State of Washington GO Series C
5.00%, 08/01/14	140,000	157,682
5.50%, 07/01/14	200,000	227,642

		1,283,775
WISCONSIN—0.40%
State of Wisconsin RB Transit Revenue Series A
5.00%, 07/01/14 (NPFGC–FGIC)	100,000	112,405

		112,405

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $27,463,623)		27,823,564

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.26%

MONEY MARKET FUNDS—0.26%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.16%(a)(b)	72,288	72,288

		72,288

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,288)		72,288

TOTAL INVESTMENTS IN SECURITIES—98.99%
(Cost: $27,535,911)		27,895,852
Other Assets, Less Liabilities—1.01%		284,045

NET ASSETS—100.00%		$28,179,897

GO	- General Obligation
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
ST	- Special Tax

Insured by:
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
CIFG	- CDC IXIS Financial Guaranty
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.98%

ARIZONA—4.94%
Arizona State University RB College & University Revenue Series C
5.50%, 07/01/15	$245,000	$282,007
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/15	100,000	114,765
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15	100,000	105,186
City of Phoenix GO Series B
4.00%, 07/01/15	200,000	221,740
Maricopa County Unified School District No 48 Scottsdale GO Series A
4.13%, 07/01/21 (PR 07/01/15) (NPFGC-FGIC)	250,000	280,788
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15 (AGM)	250,000	287,125

		1,291,611
CALIFORNIA—8.03%
City & County of San Francisco GO Series B
5.00%, 06/15/15	235,000	266,833
Fremont Unified School District/Alameda County GO
4.00%, 08/01/15	135,000	148,198
Los Angeles Community College District GO Series E–1
3.00%, 08/01/15	150,000	158,743
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/15	250,000	287,865
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A–1
5.00%, 07/01/15 (AGM)	100,000	114,977
Los Angeles Unified School District GO
5.25%, 07/01/15 (NPFGC)	200,000	227,694
5.75%, 07/01/15 (NPFGC)	100,000	115,776
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series U
5.00%, 08/15/15 (AGM)	100,000	113,711
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
5.25%, 06/01/15 (NPFGC)	100,000	113,160
Sonoma County Junior College District GO Series D
5.00%, 08/01/15	50,000	56,861
State of California GO
5.00%, 06/01/15	175,000	197,288
Series A
4.00%, 07/01/15	125,000	137,558
Visalia Unified School District GO
4.00%, 08/01/15	150,000	161,791

		2,100,455

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

COLORADO—1.18%
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/15 (NPFGC)	150,000	175,146
University of Colorado RB College & University Revenue Series A
3.25%, 06/01/15	125,000	134,447

		309,593
CONNECTICUT—3.98%
Hartford County Metropolitan District GO
3.00%, 06/01/15	200,000	214,140
State of Connecticut GO Series C
5.00%, 06/01/15	420,000	481,480
State of Connecticut ST
5.00%, 07/01/15 (AMBAC)	300,000	344,043

		1,039,663
DELAWARE—0.97%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15	220,000	253,321

		253,321
FLORIDA—5.10%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15 (NPFGC)	235,000	271,293
County of Miami-Dade RB Sales Tax Revenue Series A
5.00%, 07/01/15	100,000	111,976
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
5.00%, 07/01/15	200,000	220,820
Florida State Board of Education GO
Series A
5.00%, 06/01/15 (NPFGC–FGIC)	215,000	246,098
Series B
5.00%, 06/01/15	200,000	228,928
Florida State Department of Environmental Protection RB Sales Tax Revenue Series A
5.00%, 07/01/15 (AMBAC)	100,000	112,140
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/15 (NPFGC–FGIC)	125,000	141,882

		1,333,137
GEORGIA—5.29%
Forsyth County School District GO
4.00%, 06/01/15 (AGM)	250,000	277,430
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/15	320,000	366,285
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15 (GTD)	150,000	167,448
Series A
4.00%, 08/01/15 (GTD)	100,000	111,632

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/15 (AMBAC)	100,000	114,723
State of Georgia GO Series C
5.00%, 07/01/15	300,000	346,332

		1,383,850
HAWAII—4.12%
City & County of Honolulu GO Series B
5.25%, 07/01/15 (FSA)	250,000	290,092
City & County of Honolulu RB Sewer Revenue Series B
4.25%, 07/01/15 (NPFGC)	100,000	112,052
State of Hawaii GO Series DO
5.00%, 08/01/15	250,000	286,455
State of Hawaii RB Fuel Sales Tax Revenue Series A
3.75%, 07/01/15 (AGM)	250,000	274,740
University of Hawaii RB College & University Revenue Series A
5.00%, 07/15/15 (NPFGC)	100,000	113,364

		1,076,703
ILLINOIS—1.16%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15 (AMBAC)	75,000	80,489
State of Illinois GO First Series
5.50%, 08/01/15 (NPFGC)	200,000	223,280

		303,769
LOUISIANA—0.66%
State of Louisiana GO Series A
5.00%, 08/01/15 (NPFGC)	150,000	172,584

		172,584
MARYLAND—7.83%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/15 (AMBAC)	200,000	228,856
County of Frederick GO Series A
5.00%, 07/01/15	250,000	288,185
County of Howard GO Series B
5.00%, 08/15/15	280,000	324,444
County of Montgomery GO Series A
5.00%, 06/01/15	150,000	172,805
State of Maryland GO
Second Series
4.00%, 08/01/15	100,000	111,760
5.00%, 08/01/15	180,000	208,348

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Washington Suburban Sanitation District GO
5.00%, 06/01/16 (PR 06/01/15)	620,000	714,389

		2,048,787
MASSACHUSETTS—6.58%
Commonwealth of Massachusetts GO Series B
5.00%, 08/01/15	380,000	436,719
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.50%, 06/01/15 (NPFGC–FGIC)	225,000	262,402
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.75%, 07/01/34 (PR 07/01/15)	640,000	733,939
Series C
5.00%, 07/01/15	100,000	114,808
Massachusetts Water Pollution Abatement RB Water Revenue Series 12
5.00%, 08/01/15	150,000	173,232

		1,721,100
NEBRASKA—1.10%
City of Omaha GO
5.00%, 06/01/15	250,000	288,110

		288,110
NEVADA—1.73%
Clark County School District GOL Series A
5.25%, 06/15/15 (NPFGC–FGIC)	200,000	226,460
County of Clark GOL Series B
5.00%, 06/01/15 (AGM)	200,000	224,840

		451,300
NEW JERSEY—4.25%
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/15	100,000	118,621
New Jersey Transportation Trust Fund Authority RB Transit Revenue
5.00%, 06/15/18 (PR 06/15/15) (AMBAC)	100,000	115,713
Series C
5.25%, 06/15/16 (PR 06/15/15) (FGIC)	345,000	401,970
State of New Jersey GO
5.00%, 06/01/15	290,000	329,797
Series M
5.50%, 07/15/15 (AMBAC)	125,000	145,047

		1,111,148

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

NEW MEXICO—0.73%
New Mexico Finance Authority RB Fuel Sales Tax Revenue Series A
5.25%, 06/15/15 (NPFGC)	65,000	75,379
State of New Mexico RB Miscellaneous Taxes Series A
5.00%, 07/01/15	100,000	115,359

		190,738
NEW YORK—8.98%
City of New York GO
Series A
4.00%, 08/01/15	110,000	121,204
Series A–1
5.00%, 08/01/15	195,000	222,575
Series E
5.00%, 08/01/15	430,000	490,806
Series G
5.00%, 08/01/15	100,000	114,141
Series J–1
4.00%, 08/01/15	100,000	110,185
5.00%, 08/01/15	100,000	114,141
New York City Municipal Water Finance Authority RB Water Revenue Series C
5.00%, 06/15/15	100,000	114,805
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
5.00%, 07/15/15 (NPFGC-FGIC)	100,000	112,803
New York City Transitional Finance Authority RB Sales Tax Revenue Series A–1
5.00%, 08/01/15	250,000	287,562
New York State Dormitory Authority RB College & University Revenue
3.00%, 07/01/15	250,000	263,818
New York State Dormitory Authority RB Income Tax Revenue Series D
5.00%, 06/15/15	150,000	172,020
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15	100,000	112,429
5.00%, 07/01/15 (NPFGC–FGIC)	100,000	113,257

		2,349,746
NORTH CAROLINA—2.39%
City of Charlotte RB Port Airport & Marina Revenue Series B
5.00%, 07/01/15	350,000	393,068
County of Durham GO Series B
4.00%, 06/01/15	100,000	111,412
State of North Carolina GO Series A
5.00%, 06/01/15	105,000	121,006

		625,486

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

OHIO—2.07%
State of Ohio GO Series C
5.00%, 08/01/15	120,000	137,963
State of Ohio RB Highway Revenue Tolls Series 2008–1
5.50%, 06/15/15	350,000	404,439

		542,402
OREGON—3.54%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/15 (NPFGC)	350,000	401,814
City of Salem GOL
4.00%, 06/01/15	250,000	277,450
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15 (AGM)	215,000	247,185

		926,449
PENNSYLVANIA—1.74%
Commonwealth of Pennsylvania GO
5.25%, 07/01/15	250,000	289,880
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series C
4.75%, 06/01/15 (AGM)	150,000	166,251

		456,131
PUERTO RICO—5.08%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue Series A
5.00%, 07/01/15 (AGM)	150,000	166,313
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series RR
5.00%, 07/01/35 (PR 07/01/15) (FGIC)	180,000	207,722
Series SS
5.00%, 07/01/15 (NPFGC)	315,000	343,438
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls Series K
5.00%, 07/01/35 (PR 07/01/15)	145,000	168,445
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue Series C
5.50%, 07/01/15 (AMBAC)	215,000	232,776
University of Puerto Rico RB College & University Revenue Series P
5.00%, 06/01/15	200,000	210,578

		1,329,272
RHODE ISLAND—0.69%
Rhode Island Economic Development Corp. RB Federal Grant Revenue Series A
5.00%, 06/15/15 (NPFGC–FGIC)	160,000	179,189

		179,189

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

TENNESSEE—0.42%
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue Series B
4.00%, 07/01/15 (AGM)	100,000	108,702

		108,702
TEXAS—5.10%
Austin Independent School District GO
4.00%, 08/01/15	100,000	111,547
City of San Antonio GOL
5.00%, 08/01/15	140,000	161,987
County of Bexar GOL
5.00%, 06/15/15 (AGM)	250,000	287,390
Pflugerville Independent School District GO
5.25%, 08/15/15 (PSF)	250,000	291,505
State of Texas GO Series E
5.00%, 08/01/15	200,000	230,716
University of Texas System RB College & University Revenue Series B
5.25%, 08/15/15	215,000	250,722

		1,333,867
UTAH—1.28%
State of Utah GO Series B
4.00%, 07/01/15	300,000	334,851

		334,851
VIRGINIA—4.85%
County of Arlington GO Series D
4.00%, 08/01/15	125,000	139,806
County of Loudoun GO Series B
5.00%, 06/01/17 (PR 06/01/15)	500,000	578,770
Virginia Public Building Authority RB Miscellaneous Revenue Series C
5.00%, 08/01/15	250,000	288,720
Virginia Public School Authority RB Miscellaneous Revenue Series 2005B
5.25%, 08/01/15	225,000	261,698

		1,268,994
WASHINGTON—5.19%
City of Seattle GOL Series B
5.00%, 08/01/15	185,000	213,494
Energy Northwest RB Electric Power & Light Revenues
4.00%, 07/01/15	100,000	110,622
5.50%, 07/01/15	75,000	87,567
Series A
5.00%, 07/01/15	125,000	143,510
Series C
5.00%, 07/01/15	250,000	287,020
State of Washington GO
0.00%, 06/01/15 (NPFGC–FGIC)	250,000	233,787
Series C

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

5.00%, 08/01/15	145,000	167,081
Series R
5.00%, 07/01/15 (AMBAC)	100,000	114,977

		1,358,058

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $25,297,355)		25,889,016

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.29%

MONEY MARKET FUNDS—0.29%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.01%(a)(b)	74,959	74,959

		74,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $74,959)		74,959

TOTAL INVESTMENTS IN SECURITIES—99.27%		25,963,975
(Cost: $25,372,314)
Other Assets, Less Liabilities—0.73%		191,572

NET ASSETS—100.00%		$26,155,547

GO	- General Obligation
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
ST	- Special Tax

Insured by:
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
FGIC	- Financial Guaranty Insurance Co.
FSA	- Financial Security Assurance Inc.
NPFGC	- National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Security	Principal	Value

MUNICIPAL BONDS & NOTES—99.01%

ARIZONA—9.04%
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16	$200,000	$221,836
Arizona State University RB College & University Revenue Series A
4.00%, 07/01/16 (AMBAC)	100,000	110,783
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16	250,000	292,152
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16 (NPFGC-FGIC)	200,000	230,644
City of Scottsdale GOL
5.00%, 07/01/16	180,000	210,443
County of Pima GO
4.50%, 07/01/16 (NPFGC-FGIC)	100,000	113,220
Maricopa County Unified School District No. 4 Mesa GO Series B
4.00%, 07/01/16 (NPFGC-FGIC)	100,000	110,581
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series C
4.00%, 07/01/16	250,000	271,393
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21 (PR 07/01/16)	270,000	319,529

		1,880,581
CALIFORNIA—8.01%
Desert Sands Unified School District GO
5.00%, 08/01/16	100,000	115,548
East Bay Municipal Utility District RB Water Revenue Series B
5.00%, 06/01/16 (NPFGC-FGIC)	60,000	70,193
Eastern Municipal Water District COP Water Revenue Series A
5.00%, 07/01/16 (NPFGC)	100,000	115,089
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.00%, 07/01/16	130,000	152,399
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A
4.00%, 07/01/16	100,000	111,597
Los Angeles Unified School District GO
Series B
5.00%, 07/01/16 (AGM)	85,000	97,694
Series KY
5.00%, 07/01/16	200,000	229,868
Northern California Power Agency RB Electric Power & Light Revenues Series A
5.00%, 07/01/16	100,000	113,933
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series U
5.00%, 08/15/16 (AGM)	130,000	150,469
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16	100,000	115,063
State of California GO
5.00%, 08/01/16	250,000	284,705
Series A

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

4.00%, 07/01/16	100,000	110,430

		1,666,988
COLORADO—0.74%
City & County of Denver GO
5.00%, 08/01/16	130,000	153,282

		153,282
CONNECTICUT—1.97%
City of Norwalk GO Series B
5.00%, 07/01/16	100,000	117,600
State of Connecticut GO Series C
5.00%, 06/01/16	250,000	291,318

		408,918
DELAWARE—0.71%
Delaware Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/16	125,000	146,669

		146,669
FLORIDA—6.73%
County of Miami-Dade GO Series B
5.00%, 07/01/16	50,000	57,403
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16 (NPFGC-FGIC)	100,000	111,282
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue Series A
5.00%, 07/01/16	295,000	327,208
Florida State Board of Education GO Series D
5.25%, 06/01/16	215,000	253,173
Florida State Department of Environmental Protection RB Sales Tax Revenue Series B
5.00%, 07/01/16 (NPFGC)	115,000	129,681
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/16	100,000	115,192
State of Florida GO
5.00%, 07/01/16	250,000	290,972
State of Florida RB Miscellaneous Revenue Series C
5.00%, 07/01/16	100,000	115,063

		1,399,974

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

GEORGIA—4.11%
Chatham County School District GO
5.25%, 08/01/16 (AGM)	190,000	224,609
Cherokee County Board of Education GO Series A
4.25%, 08/01/16 (NPFGC-FGIC)	150,000	170,228
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16 (NPFGC)	265,000	308,918
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/16 (AMBAC)	130,000	151,850

		855,605
HAWAII—1.69%
City & County of Honolulu RB Sewer Revenue Series A
5.00%, 07/01/16 (NPFGC)	100,000	116,441
State of Hawaii GO Series DN
5.00%, 08/01/16	200,000	234,078

		350,519
ILLINOIS—8.62%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16 (AGM)	100,000	108,519
Illinois State Toll Highway Authority RB Highway Revenue Tolls Series A-2
5.00%, 01/01/28 (PR 07/01/16) (AGM)	550,000	650,601
5.00%, 01/01/31 (PR 07/01/16) (AGM)	530,000	626,942
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
5.50%, 06/15/16 (ETM-FGIC)	100,000	119,425
State of Illinois GO Series A
5.00%, 06/01/16	160,000	175,037
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/16 (NPFGC)	100,000	113,693

		1,794,217
INDIANA—0.55%
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue Series A
5.50%, 07/01/16 (NPFGC)	100,000	115,168

		115,168
IOWA—0.56%
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16	100,000	116,943

		116,943
KENTUCKY—0.56%
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/16	100,000	116,127

		116,127

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

MARYLAND—2.64%
County of Howard GO Series B
5.00%, 08/15/16	215,000	253,588
State of Maryland GO Second Series
5.00%, 08/01/16	250,000	294,638

		548,226
MASSACHUSETTS—4.03%
Commonwealth of Massachusetts GOL Series A
5.00%, 08/01/16	350,000	409,300
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/16	100,000	118,131
Massachusetts Port Authority RB Port Airport & Marina Revenue Series D
5.50%, 07/01/16 (AGM)	165,000	192,278
Massachusetts Water Resources Authority RB Water Revenue Series B
5.50%, 08/01/16 (AGM)	100,000	119,641

		839,350
MINNESOTA—2.07%
State of Minnesota GO
Series A
5.00%, 08/01/16	150,000	176,379
Series D
5.00%, 08/01/16	120,000	141,103
Series F
4.00%, 08/01/16	100,000	112,589

		430,071
MISSISSIPPI—0.53%
Mississippi Development Bank RB Miscellaneous Revenue Sereis A
5.00%, 07/01/16 (AMBAC)	100,000	110,622

		110,622
MISSOURI—0.56%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16 (NPFGC-FGIC)	100,000	116,251

		116,251
NEVADA—1.09%
Clark County RB Port Airport & Marina Revenue Series D
5.00%, 07/01/16	100,000	113,933
Clark County School District GOL Series C
5.00%, 06/15/16	100,000	113,643

		227,576

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

NEW JERSEY—3.13%
New Jersey Educational Facilities Authority RB College & University Revenue
5.00%, 07/01/16 (AGM)	100,000	111,514
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/16	95,000	108,935
5.75%, 06/15/16 (ETM)	5,000	6,094
State of New Jersey GO
5.00%, 06/01/16	370,000	425,611

		652,154
NEW YORK—9.47%
City of New York GO
Series A-1
5.00%, 08/01/16	125,000	145,055
Series E
5.00%, 08/01/16	400,000	464,176
Series G
5.00%, 08/01/16	100,000	116,044
Series J-1
5.00%, 08/01/16	200,000	232,088
New York City Transitional Finance Authority RB Income Tax Revenue Series C-1
4.00%, 08/01/16	100,000	111,714
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
5.00%, 07/15/16 (SAW)	250,000	285,332
New York State Dormitory Authority RB College & University Revenue Series B
5.00%, 07/01/16	225,000	264,839
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16 (SAP)	100,000	114,522
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/16 Series A	100,000	119,187
5.00%, 06/15/16	100,000	116,857

		1,969,814
NORTH CAROLINA—2.25%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16	200,000	234,292
City of Charlotte RB Water Revenue Series A
5.00%, 07/01/16	100,000	117,282
State of North Carolina GO Series A
5.00%, 06/01/20 (PR 06/01/16)	100,000	117,357

		468,931
OHIO—4.34%
Ohio State Water Development Authority RB Water Revenue Series A
5.00%, 06/01/16	250,000	292,858
State of Ohio GO
5.00%, 08/01/16 Series A	200,000	234,024
5.00%, 06/15/16	125,000	145,856

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

State of Ohio RB Highway Revenue Tolls Series 2008-1
5.00%, 06/15/16	200,000	230,904

		903,642
OKLAHOMA—0.54%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
4.00%, 06/01/16 (BHAC)	100,000	111,797

		111,797
OREGON—2.58%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16 (AGM, GTD)	100,000	117,312
State of Oregon GO Series A
4.00%, 08/01/16	165,000	186,031
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16 (AGM)	200,000	234,390

		537,733
PENNSYLVANIA—2.84%
City of Philadelphia GO
5.00%, 08/01/16 (CIFG)	100,000	109,485
Commonwealth of Pennsylvania GO
5.38%, 07/01/16 (NPFGC)	215,000	255,695
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series C
5.00%, 06/01/16 (AGM)	200,000	226,032

		591,212
PUERTO RICO—4.20%
Commonwealth of Puerto Rico GO
6.00%, 07/01/16 (NPFGC) Series A	185,000	208,908
5.50%, 07/01/16 (NPFGC)	80,000	88,502
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues Series LL
5.50%, 07/01/16 (NPFGC)	320,000	357,933
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls Series CC
5.00%, 07/01/16	100,000	108,332
Puerto Rico Municipal Finance Agency GO Series B
5.25%, 07/01/16 (CIFG)	100,000	109,480

		873,155
RHODE ISLAND—1.41%
Rhode Island Economic Development Corp. RB Federal Grant Revenue
5.00%, 06/15/16 (NPFGC-FGIC)	75,000	84,892
State of Rhode Island GO Series A
5.00%, 08/01/16 (AMBAC)	180,000	208,584

		293,476

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

SOUTH CAROLINA—1.03%
State of South Carolina GO Series A
4.00%, 06/01/16	190,000	214,157

		214,157
SOUTH DAKOTA—0.56%
Sioux Falls School District No. 49-5 GO Series B
5.00%, 07/01/16	100,000	116,493

		116,493
TEXAS—3.64%
County of Harris RB Highway Revenue Tolls Series A
5.00%, 08/15/16 (NPFGC)	150,000	173,380
Denton Independent School District GO
5.00%, 08/15/16 (PSF)	200,000	235,030
Frisco Independent School District GO Series A
5.25%, 08/15/16 (PSF)	100,000	118,909
Lewisville Independent School District GO
5.00%, 08/15/16 (PSF)	100,000	117,786
State of Texas GO Series C
4.00%, 08/01/16	100,000	112,589

		757,694
UTAH—1.16%
State of Utah GO
Series A
2.00%, 07/01/16	120,000	123,878
5.00%, 07/01/16	100,000	117,706

		241,584
VIRGINIA—1.70%
Virginia Public Building Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/16 (SAP)	100,000	117,640
Virginia Public School Authority RB Miscellaneous Revenue Series A
5.00%, 08/01/16	200,000	235,280

		352,920
WASHINGTON—4.67%
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/16	415,000	488,422
Series B
7.13%, 07/01/16	150,000	189,774
State of Washington GO
5.00%, 07/01/16 (AGM)	250,000	293,337

		971,533

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

WISCONSIN—1.28%
State of Wisconsin RB Transit Revenue Series A
5.25%, 07/01/16 (AGM)	225,000	266,474

		266,474

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $19,933,600)		20,599,856

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.52%

MONEY MARKET FUNDS—0.52%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.01%(a)(b)	108,801	108,801

		108,801

TOTAL SHORT-TERM INVESTMENTS
(Cost: $108,801)		108,801

TOTAL INVESTMENTS IN SECURITIES—99.53%
(Cost: $20,042,401)		20,708,657
Other Assets, Less Liabilities—0.47%		97,424

NET ASSETS—100.00%		$20,806,081

ETM	- Escrowed to Maturity
GO	- General Obligation
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SAP	- Subject to Appropriations
SAW	- State Aid Withholding

Insured by:
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CDC IXIS Financial Guaranty
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.13%

ALABAMA—0.56%
Alabama Water Pollution Control Authority RB Sewer Revenue Series B
2.50%, 08/15/17	$150,000	$148,197

		148,197
ARIZONA—4.15%
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17	105,000	123,194
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/17 (NPFGC-FGIC)	140,000	161,843
City of Phoenix GO Series A
5.00%, 07/01/17	215,000	252,255
Maricopa County Community College District GO Series C
5.00%, 07/01/17	100,000	118,074
Maricopa County High School District No. 210 Phoenix GO
5.00%, 07/01/17 (NPFGC)	280,000	324,134
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/17	100,000	114,551

		1,094,051
CALIFORNIA—13.82%
Berkeley Unified School District GO
4.00%, 08/01/17	150,000	160,674
City of Pasadena RB Electric Power & Light Revenues Series A
3.00%, 06/01/17	100,000	105,366
County of Sacramento RB Port Airport & Marina Revenue Series D
3.75%, 07/01/17 (AGM)	380,000	404,795
East Side Union High School District GO Series B
4.00%, 08/01/17 (AGM)	200,000	217,166
Escondido Union School District GO Series B
5.00%, 08/01/17 (NPFGC-FGIC)	160,000	179,826
Evergreen Elementary School District GO Series A
6.00%, 08/01/17 (AGM)	100,000	121,013
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue Series B
5.00%, 07/01/17	205,000	240,270
Los Angeles Department of Water & Power RB Electric Power & Light Revenues Series A
4.13%, 07/01/17	200,000	222,742
5.00%, 07/01/17	250,000	290,705
Los Angeles Unified School District GO
Series A-1
5.50%, 07/01/17 (FGIC)	100,000	117,027
Series I
5.00%, 07/01/17	100,000	114,370

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Series KY
5.00%, 07/01/17	55,000	62,903
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17 (NPFGC)	225,000	256,484
Sacramento Municipal Utility District RB Electric Power & Light Revenues Series U
3.63%, 08/15/17 (AGM)	100,000	107,055
Santa Clara Unified School District GO
5.00%, 07/01/17	200,000	233,978
Southwestern Community College District GO Series B
5.25%, 08/01/17 (NPFGC-FGIC)	120,000	140,278
State of California GO
5.00%, 06/01/17 (XLCA)	100,000	114,379
Series A
5.00%, 07/01/17	475,000	556,548

		3,645,579
COLORADO—0.45%
City & County of Denver GO Series A
5.00%, 08/01/17	100,000	118,837

		118,837
CONNECTICUT—2.61%
City of Danbury GO Series B
5.00%, 07/01/17	265,000	313,227
City of Hartford GO Series A
5.25%, 08/15/17 (AMBAC)	100,000	115,839
State of Connecticut GO Series C
5.00%, 06/01/17	125,000	146,803
State of Connecticut ST Series A
4.00%, 08/01/17 (AMBAC)	100,000	111,491

		687,360
DELAWARE—1.82%
County of New Castle GO Series A
5.00%, 07/15/17	200,000	237,654
Delaware Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/17	115,000	135,643
State of Delaware GO Series A
3.00%, 07/01/17	100,000	107,395

		480,692
DISTRICT OF COLUMBIA—0.44%
District of Columbia GO Series C
5.00%, 06/01/17 (AGM)	100,000	116,503

		116,503

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

FLORIDA—3.66%
County of Miami-Dade GO Series B
5.00%, 07/01/17	100,000	115,300
Florida State Board of Education GO Series E
5.00%, 06/01/17	75,000	87,715
Florida State Board of Education RB Miscellaneous Revenue Series E
5.00%, 07/01/17	100,000	115,300
Florida State Department of Environmental Protection RB Miscellaneous Taxes Series B
5.25%, 07/01/17	150,000	170,976
State of Florida GO Series A
5.00%, 07/01/17	210,000	245,612
State of Florida RB Miscellaneous Revenue
Series A
5.00%, 07/01/17	100,000	115,300
Series B
5.00%, 07/01/17	100,000	115,300

		965,503
GEORGIA—3.18%
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/17	200,000	234,396
State of Georgia GO Series E
5.00%, 08/01/21 (PR 08/01/17)	500,000	605,695

		840,091
HAWAII—1.98%
City & County of Honolulu RB Sewer Revenue Series A
3.25%, 07/01/17	100,000	107,689
State of Hawaii GO Series DQ
5.00%, 06/01/17	150,000	175,704
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17	200,000	240,236

		523,629
ILLINOIS—0.70%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
5.50%, 06/15/17 (NPFGC-FGIC)	90,000	102,386
State of Illinois GO Series A
5.00%, 06/01/17	75,000	81,820

		184,206
IOWA—1.07%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17	250,000	283,520

		283,520

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

KANSAS—1.75%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17	400,000	461,036

		461,036
KENTUCKY—0.44%
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/17	100,000	116,496

		116,496
LOUISIANA—0.65%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17 (AMBAC)	165,000	172,644

		172,644
MARYLAND—3.27%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/17 (AMBAC)	115,000	134,466
County of Frederick GO
4.00%, 06/01/17	50,000	56,290
County of Howard GO Series B
5.00%, 08/15/17	215,000	255,633
State of Maryland GO Second Series
5.00%, 07/15/17	250,000	296,910
5.00%, 08/01/17	100,000	118,837

		862,136
MASSACHUSETTS—5.36%
Commonwealth of Massachusetts GOL
Series B
5.00%, 07/01/17	100,000	117,267
Series D
5.50%, 08/01/17	215,000	258,516
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Senior Series B
5.25%, 07/01/17	200,000	237,478
Series C
5.50%, 07/01/17	200,000	241,536
Massachusetts Port Authority RB Port Airport & Marina Revenue Series B
4.50%, 07/01/17 (AGM)	100,000	111,237
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series A
5.25%, 08/01/17	125,000	149,705
Massachusetts Water Resources Authority RB Water Revenue Series J
5.25%, 08/01/17 (AGM)	250,000	297,345

		1,413,084
MINNESOTA—2.47%
State of Minnesota GO
5.00%, 08/01/17	200,000	236,912

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Series A
5.00%, 06/01/17	100,000	118,180
5.00%, 08/01/17	50,000	59,228
Series B
5.00%, 08/01/17	100,000	118,456
Series D
5.00%, 08/01/17	100,000	118,456

		651,232
MISSISSIPPI—0.43%
Mississippi Development Bank RB Miscellaneous Revenue Series C
5.00%, 08/01/17	100,000	112,928

		112,928
NEVADA—2.12%
Clark County School District GOL Series B
4.50%, 06/15/17 (AMBAC)	200,000	222,330
County of Clark RB Fuel Sales Tax Revenue
5.00%, 07/01/17 (AMBAC)	250,000	279,025
County of Clark RB Port Airport & Marina Revenue Series D
5.00%, 07/01/17	50,000	57,047

		558,402
NEW HAMPSHIRE—2.57%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/17	475,000	559,930
State of New Hampshire GO Series B
5.00%, 06/01/17	100,000	118,427

		678,357
NEW JERSEY—5.75%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17 (GTD)	100,000	114,031
New Jersey Educational Facilities Authority RB College & University Revenue Series F
4.50%, 07/01/17	250,000	290,888
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/17	215,000	246,620
State of New Jersey GO
5.00%, 06/01/17	320,000	369,161
5.00%, 06/01/27 (PR 06/01/17)	120,000	144,526
Series N
5.50%, 07/15/17 (NPFGC-FGIC)	200,000	236,698
Series Q
5.00%, 08/15/17	100,000	115,656

		1,517,580

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

NEW MEXICO—0.90%
State of New Mexico RB Miscellaneous Taxes Series A
5.00%, 07/01/17	200,000	236,522

		236,522
NEW YORK—8.37%
City of New York GO
Series A-1
4.20%, 08/01/17	200,000	223,656
Series C
5.00%, 08/01/17	125,000	145,468
Series E
5.00%, 08/01/17	725,000	843,711
New York City Municipal Water Finance Authority RB Water Revenue Series AA
5.00%, 06/15/17	250,000	292,432
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/17	85,000	97,389
Series A
3.10%, 07/01/17	100,000	105,352
New York State Dormitory Authority RB Income Tax Revenue Series D
5.00%, 06/15/17	175,000	204,918
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/17	150,000	180,312
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17 (AGM)	100,000	114,916

		2,208,154
NORTH CAROLINA—0.94%
City of Charlotte GO
5.00%, 08/01/17	110,000	130,162
County of Mecklenburg GO Series A
5.00%, 08/01/17	100,000	118,837

		248,999
OHIO—1.39%
State of Ohio GO Series C
5.00%, 08/01/17	215,000	251,971
State of Ohio RB Highway Revenue Tolls Series 2007-1
5.00%, 06/15/17 (AGM)	100,000	115,888

		367,859
OREGON—0.85%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17 (AGM GTD)	190,000	224,192

		224,192

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

PENNSYLVANIA—4.41%
City of Philadelphia RB Water Revenue Series A
5.00%, 06/15/17 (AGM)	100,000	112,796
Commonwealth of Pennsylvania GO
5.38%, 07/01/17	100,000	119,758
5.38%, 07/01/17 (AGM)	350,000	420,252
Delaware Valley Regional Financial Authority RB Miscellaneous Revenue
5.75%, 07/01/17	450,000	511,430

		1,164,236
PUERTO RICO—7.00%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/17 (XLCA)	180,000	198,009
Series B
5.25%, 07/01/17	150,000	161,025
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/17 (XLCA)	365,000	403,635
Series TT
5.00%, 07/01/17	100,000	108,565
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/17 (NPFGC)	155,000	170,508
Series BB
5.25%, 07/01/17 (AMBAC)	150,000	163,002
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue Series C
5.50%, 07/01/17 (AMBAC)	350,000	379,130
Puerto Rico Municipal Finance Agency GO Series C
5.25%, 08/01/17 (AGM)	240,000	262,246

		1,846,120
TEXAS—6.67%
City of Houston RB Port Airport & Marina Revenue Series B
5.00%, 07/01/17 (NPFGC-FGIC)	150,000	168,912
Corpus Christi Independent School District GO
5.00%, 08/15/17	100,000	118,134
Klein Independent School District GO Series A
4.00%, 08/01/17	250,000	280,097
Mesquite Independent School District GO
4.25%, 08/15/17 (PSF)	230,000	262,193
North East Independent School District GO Series A
5.00%, 08/01/17 (PSF)	250,000	295,665
State of Texas GO Series B
5.00%, 08/01/17	100,000	118,013
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/17	125,000	147,903
University of Texas System RB College & University Revenue
Series B
5.25%, 08/15/17	210,000	251,645
Series E

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

5.00%, 08/15/17	100,000	118,388

		1,760,950
UTAH—0.97%
State of Utah GO Series A
5.00%, 07/01/17	215,000	255,205

		255,205
VIRGINIA—2.58%
Commonwealth of Virginia GO Series B
5.00%, 06/01/17	150,000	178,105
Virginia Beach Development Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/17	100,000	118,076
Virginia Public Building Authority RB Miscellaneous Revenue
5.00%, 08/01/17	100,000	118,203
Virginia Public School Authority RB Miscellaneous Revenue
5.25%, 08/01/17	100,000	119,318
Series C
5.00%, 08/01/17 (SAW)	125,000	147,754

		681,456
WASHINGTON—4.31%
Energy Northwest RB Electric Power & Light Revenues Series A
5.00%, 07/01/17	600,000	701,748
State of Washington GO
Series C
5.00%, 07/01/17	270,000	317,625
Series R-2011B
5.00%, 07/01/17	100,000	117,639

		1,137,012
WISCONSIN—0.49%
State of Wisconsin RB Miscellaneous Revenue Series I
5.00%, 07/01/17 (NPFGC-FGIC)	110,000	129,608

		129,608

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $25,207,706)		25,892,376

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2011

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.25%

MONEY MARKET FUNDS—0.25%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.01%(a)(b)	65,389	65,389

		65,389

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,389)		65,389

TOTAL INVESTMENTS IN SECURITIES—98.38%
(Cost: $25,273,095)		25,957,765
Other Assets, Less Liabilities—1.62%		427,894

NET ASSETS—100.00%		$26,385,659

GO	- General Obligation
GOL	- General Obligation Limited
GTD	- Guaranteed by the Commonwealth, County or State
PR	- Prerefunded
PSF	- Permanent School Fund
RB	- Revenue Bond
SAW	- State Aid Withholding
ST	- Special Tax

Insured by:
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Financial Group Inc.
FGIC	- Financial Guaranty Insurance Co.
NPFGC	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.99%

BIOTECHNOLOGY—48.96%
Acorda Therapeutics Inc.(a)	276,239	$8,925,282
Affymax Inc.(a)	297,179	2,041,620
Affymetrix Inc.(a)	450,003	3,568,524
Alexion Pharmaceuticals Inc.(a)	1,367,576	64,317,099
AMAG Pharmaceuticals Inc.(a)	156,071	2,934,135
Amgen Inc.(a)	2,082,247	121,499,113
Arena Pharmaceuticals Inc.(a)(b)	822,392	1,118,453
ARIAD Pharmaceuticals Inc.(a)	924,232	10,471,549
ArQule Inc.(a)	264,788	1,654,925
AVEO Pharmaceuticals Inc.(a)	297,903	6,139,781
BioCryst Pharmaceuticals Inc.(a)(b)	304,413	1,162,858
Biogen Idec Inc.(a)	663,888	70,982,905
BioMimetic Therapeutics Inc.(a)	202,905	1,038,874
Celgene Corp.(a)	1,439,816	86,849,701
China Biologic Products Inc.(a)(b)	176,458	1,799,872
Curis Inc.(a)(b)	529,459	1,895,463
Cytokinetics Inc.(a)	508,378	635,473
Cytori Therapeutics Inc.(a)(b)	366,784	1,756,895
Enzon Pharmaceuticals Inc.(a)(b)	494,548	4,970,207
Exelixis Inc.(a)(b)	1,205,548	10,801,710
Genomic Health Inc.(a)(b)	219,377	6,122,812
Geron Corp.(a)(b)	1,156,975	4,639,470
GTx Inc.(a)(b)	376,256	1,802,266
Halozyme Therapeutics Inc.(a)	748,000	5,168,680
Human Genome Sciences Inc.(a)	726,774	17,835,034
Illumina Inc.(a)(b)	797,361	59,921,679
ImmunoGen Inc.(a)	412,052	5,022,914
Immunomedics Inc.(a)(b)	561,833	2,286,660
Incyte Corp.(a)(b)	1,018,510	19,290,579
InterMune Inc.(a)	646,961	23,193,552
Lexicon Pharmaceuticals Inc.(a)	2,346,129	4,129,187
Life Technologies Corp.(a)	552,672	28,777,631
Ligand Pharmaceuticals Inc. Class B(a)	157,358	1,880,428
Maxygen Inc.	200,258	1,095,411
Micromet Inc.(a)	649,488	3,728,061
Momenta Pharmaceuticals Inc.(a)(b)	381,636	7,426,637
Myriad Genetics Inc.(a)(b)	576,061	13,082,345
Nektar Therapeutics(a)	1,004,218	7,300,665
Novavax Inc.(a)(b)	814,507	1,645,304
Optimer Pharmaceuticals Inc.(a)(b)	323,283	3,843,835
Orexigen Therapeutics Inc.(a)(b)	327,897	521,356
Pacific Biosciences of California Inc.(a)(b)	378,491	4,428,345
PDL BioPharma Inc.	761,185	4,468,156
QIAGEN NV(a)(b)	998,317	18,987,989
Regeneron Pharmaceuticals Inc.(a)(b)	931,133	52,804,552
Sangamo BioSciences Inc.(a)(b)	370,343	2,181,320
Savient Pharmaceuticals Inc.(a)(b)	477,858	3,579,156
Seattle Genetics Inc.(a)(b)	765,552	15,709,127
Sequenom Inc.(a)(b)	734,796	5,547,710
Sinovac Biotech Ltd.(a)	391,606	1,253,139
StemCells Inc.(a)(b)	971,977	515,148
SuperGen Inc.(a)	454,450	1,354,261
Vertex Pharmaceuticals Inc.(a)	1,403,795	72,983,302

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

June 30, 2011

Vical Inc.(a)(b)	528,168	2,176,052

		809,267,202
COMMERCIAL SERVICES—0.07%
Albany Molecular Research Inc.(a)	246,795	1,187,084

		1,187,084
HEALTH CARE - PRODUCTS—2.56%
Caliper Life Sciences Inc.(a)	392,368	3,182,105
Columbia Laboratories Inc.(a)(b)	621,693	1,921,031
Gen-Probe Inc.(a)	234,755	16,233,308
Luminex Corp.(a)	304,769	6,369,672
TECHNE Corp.	174,189	14,522,137

		42,228,253
PHARMACEUTICALS—48.40%
Achillion Pharmaceuticals Inc.(a)	487,776	3,629,053
Akorn Inc.(a)(b)	720,645	5,044,515
Alexza Pharmaceuticals Inc.(a)(b)	517,643	942,110
Alkermes Inc.(a)	597,376	11,111,194
Allos Therapeutics Inc.(a)(b)	739,046	1,581,558
Alnylam Pharmaceuticals Inc.(a)	310,308	2,907,586
Amylin Pharmaceuticals Inc.(a)(b)	486,448	6,498,945
Ardea Biosciences Inc.(a)	189,162	4,816,065
Array BioPharma Inc.(a)	264,757	593,056
Auxilium Pharmaceuticals Inc.(a)(b)	331,635	6,500,046
AVANIR Pharmaceuticals Inc. Class A(a)(b)	850,159	2,856,534
AVI BioPharma Inc.(a)(b)	992,343	1,419,050
BioMarin Pharmaceutical Inc.(a)(b)	959,525	26,108,675
Cadence Pharmaceuticals Inc.(a)(b)	446,238	4,105,390
Cardiome Pharma Corp.(a)	476,730	2,121,449
Cephalon Inc.(a)	250,990	20,054,101
Cubist Pharmaceuticals Inc.(a)	502,212	18,074,610
Dendreon Corp.(a)(b)	1,037,719	40,927,637
Depomed Inc.(a)	333,379	2,727,040
DURECT Corp.(a)	612,646	1,243,671
Dyax Corp.(a)	808,613	1,601,054
Endo Pharmaceuticals Holdings Inc.(a)(b)	405,194	16,276,643
Flamel Technologies SA SP ADR(a)(b)	192,536	1,030,068
Gilead Sciences Inc.(a)	1,944,795	80,533,961
Hi-Tech Pharmacal Co. Inc.(a)	93,929	2,717,366
Idenix Pharmaceuticals Inc.(a)(b)	630,641	3,153,205
Impax Laboratories Inc.(a)	530,516	11,559,944
Ironwood Pharmaceuticals Inc. Class A(a)	349,380	5,492,254
Isis Pharmaceuticals Inc.(a)(b)	688,370	6,305,469
ISTA Pharmaceuticals Inc.(a)	227,755	1,741,187
Jazz Pharmaceuticals Inc.(a)	302,860	10,100,381
MannKind Corp.(a)(b)	1,069,509	4,064,134
MAP Pharmaceuticals Inc.(a)	211,138	3,371,874
Medicines Co. (The)(a)	277,708	4,584,959
Medivation Inc.(a)(b)	250,956	5,377,987
Mylan Inc.(a)	2,192,865	54,097,980
Nabi Biopharmaceuticals(a)	402,104	2,163,320
Neurocrine Biosciences Inc.(a)	216,749	1,744,829
NPS Pharmaceuticals Inc.(a)	559,598	5,288,201
Obagi Medical Products Inc.(a)	140,840	1,328,121
Onyx Pharmaceuticals Inc.(a)	620,843	21,915,758
Osiris Therapeutics Inc.(a)(b)	248,544	1,923,731
Pain Therapeutics Inc.(a)	248,836	962,995

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

June 30, 2011

Perrigo Co.	646,953	56,847,760
Pharmasset Inc.(a)	687,663	77,155,789
POZEN Inc.(a)	214,572	901,202
Progenics Pharmaceuticals Inc.(a)	267,472	1,920,449
QLT Inc.(a)(b)	311,956	2,249,203
Questcor Pharmaceuticals Inc.(a)	494,486	11,917,113
Rigel Pharmaceuticals Inc.(a)	526,300	4,826,171
Salix Pharmaceuticals Ltd.(a)	458,750	18,272,012
Santarus Inc.(a)	463,974	1,563,592
Shire PLC SP ADR	334,519	31,515,035
SIGA Technologies Inc.(a)(b)	387,639	3,775,604
Spectrum Pharmaceuticals Inc.(a)(b)	386,018	3,576,457
Synta Pharmaceuticals Corp.(a)(b)	373,855	1,880,491
Targacept Inc.(a)	242,768	5,115,122
Teva Pharmaceutical Industries Ltd. SP ADR	1,731,945	83,514,388
Theravance Inc.(a)	566,840	12,589,516
United Therapeutics Corp.(a)	476,342	26,246,444
Vanda Pharmaceuticals Inc.(a)	202,943	1,449,013
ViroPharma Inc.(a)	526,245	9,735,533
VIVUS Inc.(a)(b)	477,917	3,890,244
Warner Chilcott PLC Class A	1,116,825	26,948,987
XenoPort Inc.(a)	259,959	1,850,908
Zalicus Inc.(a)(b)	737,321	1,754,824

		800,093,563

TOTAL COMMON STOCKS
(Cost: $1,885,870,988)		1,652,776,102

SHORT-TERM INVESTMENTS—16.12%

MONEY MARKET FUNDS—16.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	244,789,662	244,789,662
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	20,569,764	20,569,764
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	1,097,647	1,097,647

		266,457,073

TOTAL SHORT-TERM INVESTMENTS
(Cost: $266,457,073)		266,457,073

TOTAL INVESTMENTS IN SECURITIES—116.11%
(Cost: $2,152,328,061)		1,919,233,175
Other Assets, Less Liabilities—(16.11)%		(266,242,636)

NET ASSETS—100.00%		$1,652,990,539

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.84%

AEROSPACE & DEFENSE—2.32%
Boeing Co. (The)	9,369	$692,650
General Dynamics Corp.	4,216	314,176
Lockheed Martin Corp.	3,633	294,164
Northrop Grumman Corp.	3,715	257,635
Raytheon Co.	4,520	225,322
United Technologies Corp.	11,615	1,028,044

		2,811,991
AGRICULTURE—2.56%
Altria Group Inc.	26,566	701,608
Archer-Daniels-Midland Co.	8,095	244,064
Monsanto Co.	6,802	493,417
Philip Morris International Inc.	22,569	1,506,932
Reynolds American Inc.	4,253	157,574

		3,103,595
APPAREL—0.53%
Coach Inc.	3,726	238,203
Nike Inc. Class B	4,531	407,700

		645,903
AUTO MANUFACTURERS—0.98%
Ford Motor Co.(a)	47,285	652,060
General Motors Co.(a)	9,646	292,853
PACCAR Inc.	4,638	236,955

		1,181,868
AUTO PARTS & EQUIPMENT—0.30%
Johnson Controls Inc.	8,610	358,693

		358,693
BANKS—4.22%
Bank of America Corp.	128,591	1,409,357
Bank of New York Mellon Corp. (The)	15,758	403,720
BB&T Corp.	8,838	237,212
PNC Financial Services Group Inc. (The)(b)	6,679	398,135
State Street Corp.	6,396	288,396
U.S. Bancorp	24,450	623,720
Wells Fargo & Co.	62,422	1,751,561

		5,112,101
BEVERAGES—2.56%
Coca-Cola Co. (The)	25,071	1,687,028
PepsiCo Inc.	20,059	1,412,755

		3,099,783
BIOTECHNOLOGY—1.13%
Amgen Inc.(a)	11,799	688,472
Biogen Idec Inc.(a)	3,066	327,817

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2011

Celgene Corp.(a)	5,873	354,259

		1,370,548
CHEMICALS—1.85%
Air Products and Chemicals Inc.	2,689	257,015
Dow Chemical Co. (The)	14,919	537,084
E.I. du Pont de Nemours and Co.	11,786	637,033
LyondellBasell Industries NV Class A	3,974	153,078
Mosaic Co. (The)	3,497	236,852
Praxair Inc.	3,850	417,302

		2,238,364
COMMERCIAL SERVICES—1.02%
MasterCard Inc. Class A	1,361	410,124
McKesson Corp.	3,200	267,680
Visa Inc. Class A	6,636	559,149

		1,236,953
COMPUTERS—7.98%
Accenture PLC Class A	8,193	495,021
Apple Inc.(a)	11,736	3,939,423
Cognizant Technology Solutions Corp. Class A(a)	3,861	283,166
Dell Inc.(a)	20,798	346,703
EMC Corp.(a)	26,111	719,358
Hewlett-Packard Co.	27,461	999,580
International Business Machines Corp.	15,371	2,636,895
NetApp Inc.(a)	4,668	246,377

		9,666,523
COSMETICS & PERSONAL CARE—2.43%
Colgate-Palmolive Co.	6,204	542,292
Estee Lauder Companies Inc. (The) Class A(a)	1,432	150,632
Procter & Gamble Co. (The)	35,423	2,251,840

		2,944,764
DIVERSIFIED FINANCIAL SERVICES—5.64%
American Express Co.	13,334	689,368
BlackRock Inc.(b)	1,166	223,651
Capital One Financial Corp.	5,827	301,081
Charles Schwab Corp. (The)	12,741	209,590
Citigroup Inc.	36,878	1,535,600
CME Group Inc.	851	248,143
Franklin Resources Inc.	1,839	241,442
Goldman Sachs Group Inc. (The)	6,570	874,401
JPMorgan Chase & Co.	50,428	2,064,522
Morgan Stanley	19,602	451,042

		6,838,840
ELECTRIC—2.20%
American Electric Power Co. Inc.	6,114	230,376
Dominion Resources Inc.	7,307	352,709
Duke Energy Corp.	16,895	318,133
Exelon Corp.	8,406	360,113
FirstEnergy Corp.	5,307	234,304
NextEra Energy Inc.	5,355	307,698
PG&E Corp.	5,050	212,251
Public Service Enterprise Group Inc.	6,420	209,549

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2011

Southern Co.	10,776	435,135

		2,660,268
ELECTRICAL COMPONENTS & EQUIPMENT—0.44%
Emerson Electric Co.	9,539	536,569

		536,569
ELECTRONICS—0.26%
Thermo Fisher Scientific Inc.(a)	4,864	313,193

		313,193
ENVIRONMENTAL CONTROL—0.19%
Waste Management Inc.	6,018	224,291

		224,291
FOOD—1.35%
General Mills Inc.	8,102	301,556
Kellogg Co.	3,122	172,709
Kraft Foods Inc. Class A	20,970	738,773
Kroger Co. (The)	7,696	190,861
Sysco Corp.	7,405	230,888

		1,634,787
HEALTH CARE - PRODUCTS—3.53%
Baxter International Inc.	7,238	432,036
Becton, Dickinson and Co.	2,776	239,208
Covidien PLC	6,291	334,870
Johnson & Johnson	34,786	2,313,965
Medtronic Inc.	13,581	523,276
St. Jude Medical Inc.	4,173	198,969
Stryker Corp.	3,979	233,527

		4,275,851
HEALTH CARE - SERVICES—1.11%
Aetna Inc.	4,816	212,338
HCA Holdings Inc.(a)	1,682	55,506
UnitedHealth Group Inc.	13,749	709,173
WellPoint Inc.	4,659	366,989

		1,344,006
HOUSEHOLD PRODUCTS & WARES—0.27%
Kimberly-Clark Corp.	4,986	331,868

		331,868
INSURANCE—3.47%
ACE Ltd.	4,282	281,841
Aflac Inc.	5,935	277,046
Allstate Corp. (The)	6,637	202,628
American International Group Inc.(a)	5,608	164,426
Berkshire Hathaway Inc. Class B(a)	22,215	1,719,219
Chubb Corp. (The)	3,713	232,471
Loews Corp.	4,021	169,244
MetLife Inc.	10,423	457,257
Prudential Financial Inc.	6,168	392,223

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2011

Travelers Companies Inc. (The)	5,316	310,348

		4,206,703
INTERNET—3.13%
Amazon.com Inc.(a)	4,612	943,108
eBay Inc.(a)	14,626	471,981
Google Inc. Class A(a)	3,194	1,617,378
Priceline.com Inc.(a)	630	322,516
Symantec Corp.(a)	9,588	189,075
Yahoo! Inc.(a)	16,535	248,686

		3,792,744
LEISURE TIME—0.17%
Carnival Corp.	5,411	203,616

		203,616
LODGING—0.17%
Las Vegas Sands Corp.(a)	4,977	210,079

		210,079
MACHINERY—1.29%
Caterpillar Inc.	8,181	870,949
Cummins Inc.	2,490	257,690
Deere & Co.	5,326	439,129

		1,567,768
MANUFACTURING—4.10%
3M Co.	9,018	855,357
Danaher Corp.	6,969	369,287
General Electric Co.	134,587	2,538,311
Honeywell International Inc.	9,987	595,125
Illinois Tool Works Inc.	5,660	319,734
Tyco International Ltd.	5,951	294,158

		4,971,972
MEDIA—3.68%
CBS Corp. Class B NVS	8,487	241,794
Comcast Corp. Class A	34,999	886,875
DIRECTV Class A(a)	9,744	495,190
News Corp. Class A NVS	29,133	515,654
Thomson Reuters Corp.	4,773	179,274
Time Warner Cable Inc.	4,269	333,153
Time Warner Inc.	13,589	494,232
Viacom Inc. Class B NVS	7,425	378,675
Walt Disney Co. (The)	23,987	936,452

		4,461,299
METAL FABRICATE & HARDWARE—0.25%
Precision Castparts Corp.	1,820	299,663

		299,663
MINING—1.04%
Alcoa Inc.	13,499	214,094
Freeport-McMoRan Copper & Gold Inc.	12,022	635,964
Newmont Mining Corp.	6,172	333,103

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2011

Southern Copper Corp.	2,157	70,900

		1,254,061
OIL & GAS—10.89%
Anadarko Petroleum Corp.	6,314	484,663
Apache Corp.	4,866	600,416
Chesapeake Energy Corp.	8,346	247,793
Chevron Corp.	25,511	2,623,551
ConocoPhillips	17,938	1,348,758
Devon Energy Corp.	5,368	423,052
EOG Resources Inc.	3,407	356,202
Exxon Mobil Corp.	62,514	5,087,389
Hess Corp.	3,850	287,826
Marathon Oil Corp.	9,037	476,069
Occidental Petroleum Corp.	10,316	1,073,277
Southwestern Energy Co.(a)	4,415	189,315

		13,198,311
OIL & GAS SERVICES—2.39%
Baker Hughes Inc.	5,516	400,241
Halliburton Co.	11,612	592,212
National Oilwell Varco Inc.	5,369	419,909
Schlumberger Ltd.	17,220	1,487,808

		2,900,170
PHARMACEUTICALS—5.93%
Abbott Laboratories	19,724	1,037,877
Allergan Inc.	3,868	322,011
Bristol-Myers Squibb Co.	21,650	626,984
Cardinal Health Inc.	4,449	202,074
Eli Lilly and Co.	12,972	486,839
Express Scripts Inc.(a)	6,715	362,476
Gilead Sciences Inc.(a)	9,988	413,603
Medco Health Solutions Inc.(a)	5,074	286,783
Merck & Co. Inc.	39,170	1,382,309
Pfizer Inc.	100,269	2,065,541

		7,186,497
PIPELINES—0.24%
Kinder Morgan Inc.	2,167	62,258
Williams Companies Inc. (The)	7,464	225,786

		288,044
REAL ESTATE INVESTMENT TRUSTS—0.53%
Public Storage	1,782	203,166
Simon Property Group Inc.	3,723	432,724

		635,890
RETAIL—5.42%
Costco Wholesale Corp.	5,544	450,395
CVS Caremark Corp.	17,207	646,639
Home Depot Inc. (The)	20,280	734,542
Kohl’s Corp.	3,686	184,337
Lowe’s Companies Inc.	16,524	385,174
McDonald’s Corp.	13,167	1,110,241
Starbucks Corp.	9,513	375,668
Target Corp.	8,746	410,275

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2011

TJX Companies Inc. (The)	4,900	257,397
Wal-Mart Stores Inc.	22,519	1,196,660
Walgreen Co.	11,618	493,300
Yum! Brands Inc.	5,908	326,358

		6,570,986
SEMICONDUCTORS—2.00%
Applied Materials Inc.	16,729	217,644
Broadcom Corp. Class A(a)	6,803	228,853
Intel Corp.	67,285	1,491,036
Texas Instruments Inc.	14,736	483,783

		2,421,316
SOFTWARE—4.08%
Adobe Systems Inc.(a)	6,402	201,343
Automatic Data Processing Inc.	6,341	334,044
Microsoft Corp.	94,173	2,448,498
Oracle Corp.	48,743	1,604,132
Salesforce.com Inc.(a)	1,699	253,117
VMware Inc. Class A(a)	1,075	107,747

		4,948,881
TELECOMMUNICATIONS—6.20%
American Tower Corp. Class A(a)	5,033	263,377
AT&T Inc.	75,153	2,360,556
CenturyLink Inc.	7,621	308,117
Cisco Systems Inc.	69,800	1,089,578
Corning Inc.	19,923	361,602
Juniper Networks Inc.(a)	6,765	213,097
Motorola Solutions Inc.(a)	3,818	175,781
QUALCOMM Inc.	21,187	1,203,210
Sprint Nextel Corp.(a)	37,966	204,637
Verizon Communications Inc.	35,902	1,336,631

		7,516,586
TRANSPORTATION—1.99%
CSX Corp.	13,995	366,949
FedEx Corp.	4,006	379,969
Norfolk Southern Corp.	4,482	335,836
Union Pacific Corp.	6,225	649,890
United Parcel Service Inc. Class B	9,324	680,000

		2,412,644

TOTAL COMMON STOCKS
(Cost: $119,471,118)		120,977,989

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

June 30, 2011

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(b)(c)	67,112	67,112

		67,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,112)		67,112

TOTAL INVESTMENTS IN SECURITIES—99.89%
(Cost: $119,538,230)		121,045,101
Other Assets, Less Liabilities—0.11%		131,557

NET ASSETS—100.00%		$121,176,658

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.86%

AEROSPACE & DEFENSE—3.09%
Boeing Co. (The)	48,130	$3,558,251
Lockheed Martin Corp.	18,364	1,486,933
United Technologies Corp.	63,636	5,632,422

		10,677,606
AGRICULTURE—4.07%
Altria Group Inc.	114,777	3,031,261
Monsanto Co.	39,393	2,857,568
Philip Morris International Inc.	118,289	7,898,156
Reynolds American Inc.	7,517	278,505

		14,065,490
APPAREL—1.08%
Coach Inc.	21,573	1,379,162
Nike Inc. Class B	26,240	2,361,075

		3,740,237
AUTO MANUFACTURERS—1.01%
Ford Motor Co.(a)	153,631	2,118,571
PACCAR Inc.	26,855	1,372,022

		3,490,593
AUTO PARTS & EQUIPMENT—0.15%
Johnson Controls Inc.	12,623	525,874

		525,874
BANKS—0.21%
Wells Fargo & Co.	25,321	710,507

		710,507
BEVERAGES—5.20%
Coca-Cola Co. (The)	145,201	9,770,575
PepsiCo Inc.	116,172	8,181,994

		17,952,569
BIOTECHNOLOGY—1.14%
Biogen Idec Inc.(a)	17,759	1,898,792
Celgene Corp.(a)	34,015	2,051,785

		3,950,577
CHEMICALS—2.61%
Air Products and Chemicals Inc.	15,571	1,488,276
E.I. du Pont de Nemours and Co.	68,257	3,689,291
LyondellBasell Industries NV Class A	1,566	60,322
Mosaic Co. (The)	20,246	1,371,262
Praxair Inc.	22,298	2,416,880

		9,026,031

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

June 30, 2011

COMMERCIAL SERVICES—1.44%
MasterCard Inc. Class A	7,884	2,375,765
McKesson Corp.	18,527	1,549,784
Visa Inc. Class A	12,421	1,046,593

		4,972,142
COMPUTERS—14.38%
Accenture PLC Class A	47,453	2,867,110
Apple Inc.(a)	67,966	22,814,147
Cognizant Technology Solutions Corp. Class A(a)	22,359	1,639,809
Dell Inc.(a)	88,639	1,477,612
EMC Corp.(a)	151,224	4,166,221
International Business Machines Corp.	89,019	15,271,210
NetApp Inc.(a)	27,032	1,426,749

		49,662,858
COSMETICS & PERSONAL CARE—1.33%
Colgate-Palmolive Co.	32,411	2,833,045
Estee Lauder Companies Inc. (The) Class A(a)	8,298	872,867
Procter & Gamble Co. (The)	13,753	874,278

		4,580,190
DIVERSIFIED FINANCIAL SERVICES—1.64%
American Express Co.	46,720	2,415,424
BlackRock Inc.(b)	3,346	641,796
Charles Schwab Corp. (The)	73,768	1,213,484
Franklin Resources Inc.	10,645	1,397,582

		5,668,286
ELECTRICAL COMPONENTS & EQUIPMENT—0.90%
Emerson Electric Co.	55,246	3,107,588

		3,107,588
FOOD—1.28%
General Mills Inc.	35,370	1,316,471
Kellogg Co.	16,898	934,797
Kroger Co. (The)	33,404	828,419
Sysco Corp.	42,875	1,336,843

		4,416,530
HEALTH CARE - PRODUCTS—3.63%
Baxter International Inc.	37,729	2,252,044
Becton, Dickinson and Co.	16,075	1,385,183
Covidien PLC	19,447	1,035,164
Johnson & Johnson	41,099	2,733,905
Medtronic Inc.	67,878	2,615,339
St. Jude Medical Inc.	24,161	1,151,996
Stryker Corp.	23,037	1,352,042

		12,525,673
HEALTH CARE - SERVICES—0.06%
HCA Holdings Inc.(a)	5,945	196,185

		196,185

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

June 30, 2011

HOUSEHOLD PRODUCTS & WARES—0.49%
Kimberly-Clark Corp.	25,293	1,683,502

		1,683,502
INTERNET—5.59%
Amazon.com Inc.(a)	26,712	5,462,337
eBay Inc.(a)	46,240	1,492,165
Google Inc. Class A(a)	18,498	9,367,017
Priceline.com Inc.(a)	3,648	1,867,521
Symantec Corp.(a)	55,507	1,094,598

		19,283,638
LODGING—0.35%
Las Vegas Sands Corp.(a)	28,815	1,216,281

		1,216,281
MACHINERY—2.63%
Caterpillar Inc.	47,383	5,044,394
Cummins Inc.	14,420	1,492,326
Deere & Co.	30,848	2,543,418

		9,080,138
MANUFACTURING—3.39%
3M Co.	46,115	4,374,008
Danaher Corp.	40,363	2,138,835
Honeywell International Inc.	57,843	3,446,865
Illinois Tool Works Inc.	30,617	1,729,554

		11,689,262
MEDIA—2.88%
CBS Corp. Class B NVS	7,623	217,179
Comcast Corp. Class A	88,376	2,239,448
DIRECTV Class A(a)	56,430	2,867,773
Thomson Reuters Corp.	13,056	490,383
Time Warner Cable Inc.	24,724	1,929,461
Viacom Inc. Class B NVS	43,005	2,193,255

		9,937,499
METAL FABRICATE & HARDWARE—0.50%
Precision Castparts Corp.	10,542	1,735,740

		1,735,740
MINING—1.19%
Freeport-McMoRan Copper & Gold Inc.	69,625	3,683,162
Southern Copper Corp.	12,501	410,908

		4,094,070
OIL & GAS—8.40%
Anadarko Petroleum Corp.	5,561	426,862
Apache Corp.	8,112	1,000,940
Chevron Corp.	8,426	866,530
EOG Resources Inc.	19,729	2,062,667
Exxon Mobil Corp.	267,191	21,744,004

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

June 30, 2011

Occidental Petroleum Corp.	17,205	1,790,008
Southwestern Energy Co.(a)	25,559	1,095,970
		28,986,981
OIL & GAS SERVICES—3.76%
Baker Hughes Inc.	12,721	923,036
Halliburton Co.	67,251	3,429,801
Schlumberger Ltd.	99,730	8,616,672
		12,969,509
PHARMACEUTICALS—4.40%
Abbott Laboratories	107,266	5,644,337
Allergan Inc.	22,400	1,864,800
Cardinal Health Inc.	12,891	585,509
Eli Lilly and Co.	24,854	932,771
Express Scripts Inc.(a)	38,889	2,099,228
Gilead Sciences Inc.(a)	57,846	2,395,403
Medco Health Solutions Inc.(a)	29,381	1,660,614
		15,182,662
PIPELINES—0.07%
Kinder Morgan Inc.	8,578	246,446
		246,446
REAL ESTATE INVESTMENT TRUSTS—0.91%
Public Storage	9,718	1,107,949
Simon Property Group Inc.	17,616	2,047,508
		3,155,457
RETAIL—7.57%
Costco Wholesale Corp.	32,108	2,608,454
Home Depot Inc. (The)	70,824	2,565,245
Kohl’s Corp.	18,068	903,581
McDonald’s Corp.	76,258	6,430,075
Starbucks Corp.	55,093	2,175,623
Target Corp.	2,686	126,000
TJX Companies Inc. (The)	28,373	1,490,434
Wal-Mart Stores Inc.	99,118	5,267,130
Walgreen Co.	63,515	2,696,847
Yum! Brands Inc.	34,218	1,890,202
		26,153,591
SEMICONDUCTORS—0.92%
Applied Materials Inc.	6,107	79,452
Broadcom Corp. Class A(a)	39,392	1,325,147
Texas Instruments Inc.	54,191	1,779,091
		3,183,690
SOFTWARE—8.30%
Adobe Systems Inc.(a)	37,063	1,165,631
Automatic Data Processing Inc.	36,727	1,934,779
Microsoft Corp.	545,400	14,180,400
Oracle Corp.	282,293	9,290,263
Salesforce.com Inc.(a)	9,840	1,465,963

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

June 30, 2011

VMware Inc. Class A(a)	6,231	624,533
		28,661,569
TELECOMMUNICATIONS—3.32%
American Tower Corp. Class A(a)	29,147	1,525,263
Juniper Networks Inc.(a)	39,167	1,233,760
QUALCOMM Inc.	122,704	6,968,360
Verizon Communications Inc.	46,990	1,749,438
		11,476,821
TRANSPORTATION—1.97%
CSX Corp.	81,050	2,125,131
FedEx Corp.	1,346	127,668
Union Pacific Corp.	5,880	613,872
United Parcel Service Inc. Class B	54,000	3,938,220
		6,804,891

TOTAL COMMON STOCKS
(Cost: $310,063,616)		344,810,683

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(b)(c)	172,618	172,618

		172,618
TOTAL SHORT-TERM INVESTMENTS
(Cost: $172,618)		172,618
TOTAL INVESTMENTS IN SECURITIES—99.91%
(Cost: $310,236,234)		344,983,301
Other Assets, Less Liabilities—0.09%		321,836
NET ASSETS—100.00%		$345,305,137

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.81%

AEROSPACE & DEFENSE—1.57%
Boeing Co. (The)	3,539	$261,638
General Dynamics Corp.	14,059	1,047,677
Lockheed Martin Corp.	1,548	125,342
Northrop Grumman Corp.	12,341	855,848
Raytheon Co.	15,079	751,688
United Technologies Corp.	2,084	184,455
		3,226,648
AGRICULTURE—1.09%
Altria Group Inc.	22,417	592,033
Archer-Daniels-Midland Co.	27,002	814,110
Philip Morris International Inc.	7,123	475,603
Reynolds American Inc.	9,820	363,831
		2,245,577
AUTO MANUFACTURERS—0.94%
Ford Motor Co.(a)	69,232	954,709
General Motors Co.(a)	32,170	976,681
		1,931,390
AUTO PARTS & EQUIPMENT—0.44%
Johnson Controls Inc.	21,452	893,690

		893,690
BANKS—8.11%
Bank of America Corp.	428,578	4,697,215
Bank of New York Mellon Corp. (The)	52,543	1,346,152
BB&T Corp.	29,484	791,350
PNC Financial Services Group Inc. (The)(b)	22,270	1,327,515
State Street Corp.	21,333	961,905
U.S. Bancorp	81,508	2,079,269
Wells Fargo & Co.	193,477	5,428,964
		16,632,370
BIOTECHNOLOGY—1.12%
Amgen Inc.(a)	39,330	2,294,905
		2,294,905
CHEMICALS—1.11%
Dow Chemical Co. (The)	49,736	1,790,496
LyondellBasell Industries NV Class A	12,363	476,223
		2,266,719
COMMERCIAL SERVICES—0.62%
Visa Inc. Class A	14,982	1,262,383
		1,262,383

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

June 30, 2011

COMPUTERS—1.77%
Dell Inc.(a)	18,347	305,845
Hewlett-Packard Co.	91,531	3,331,728
		3,637,573
COSMETICS & PERSONAL CARE—3.50%
Colgate-Palmolive Co.	2,020	176,568
Procter & Gamble Co. (The)	110,142	7,001,727
		7,178,295
DIVERSIFIED FINANCIAL SERVICES—9.52%
American Express Co.	17,567	908,214
BlackRock Inc.(b)	1,967	377,290
Capital One Financial Corp.	19,433	1,004,103
Citigroup Inc.	122,909	5,117,931
CME Group Inc.	2,839	827,824
Goldman Sachs Group Inc. (The)	21,900	2,914,671
JPMorgan Chase & Co.	168,059	6,880,335
Morgan Stanley	65,357	1,503,865
		19,534,233
ELECTRIC—4.32%
American Electric Power Co. Inc.	20,396	768,521
Dominion Resources Inc.	24,275	1,171,754
Duke Energy Corp.	56,343	1,060,939
Exelon Corp.	28,030	1,200,805
FirstEnergy Corp.	17,704	781,632
NextEra Energy Inc.	17,858	1,026,121
PG&E Corp.	16,848	708,121
Public Service Enterprise Group Inc.	21,420	699,149
Southern Co.	35,928	1,450,773
		8,867,815
ELECTRONICS—0.51%
Thermo Fisher Scientific Inc.(a)	16,158	1,040,414
		1,040,414
ENVIRONMENTAL CONTROL—0.36%
Waste Management Inc.	20,075	748,195
		748,195
FOOD—1.41%
General Mills Inc.	6,663	247,997
Kellogg Co.	691	38,226
Kraft Foods Inc. Class A	69,664	2,454,263
Kroger Co. (The)	6,418	159,166
		2,899,652
HEALTH CARE - PRODUCTS—3.43%
Baxter International Inc.	2,405	143,555
Covidien PLC	9,784	520,802
Johnson & Johnson	92,282	6,138,599
Medtronic Inc.	6,221	239,695
		7,042,651

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

June 30, 2011

HEALTH CARE - SERVICES—2.12%
Aetna Inc.	15,999	705,396
HCA Holdings Inc.(a)	2,211	72,963
UnitedHealth Group Inc.	45,677	2,356,019
WellPoint Inc.	15,479	1,219,281
		4,353,659
HOUSEHOLD PRODUCTS & WARES—0.07%
Kimberly-Clark Corp.	2,072	137,912
		137,912
INSURANCE—6.84%
ACE Ltd.	14,281	939,975
Aflac Inc.	19,796	924,077
Allstate Corp. (The)	22,142	675,995
American International Group Inc.(a)	18,717	548,783
Berkshire Hathaway Inc. Class B(a)	74,037	5,729,724
Chubb Corp. (The)	12,384	775,362
Loews Corp.	13,418	564,764
MetLife Inc.	34,752	1,524,570
Prudential Financial Inc.	20,567	1,307,856
Travelers Companies Inc. (The)	17,727	1,034,902
		14,026,008
INTERNET—0.75%
eBay Inc.(a)	22,060	711,876
Yahoo! Inc.(a)	55,153	829,501
		1,541,377
LEISURE TIME—0.33%
Carnival Corp.	18,053	679,334
		679,334
MANUFACTURING—4.80%
3M Co.	3,525	334,346
General Electric Co.	448,526	8,459,200
Illinois Tool Works Inc.	1,260	71,178
Tyco International Ltd.	19,848	981,087
		9,845,811
MEDIA—4.46%
CBS Corp. Class B NVS	23,928	681,709
Comcast Corp. Class A	65,577	1,661,721
News Corp. Class A NVS	97,127	1,719,148
Thomson Reuters Corp.	8,421	316,293
Time Warner Inc.	45,306	1,647,779
Walt Disney Co. (The)	79,952	3,121,326
		9,147,976
MINING—0.89%
Alcoa Inc.	45,035	714,255
Newmont Mining Corp.	20,583	1,110,865
		1,825,120

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

June 30, 2011

OIL & GAS—13.31%
Anadarko Petroleum Corp.	17,852	1,370,320
Apache Corp.	11,510	1,420,219
Chesapeake Energy Corp.	27,840	826,570
Chevron Corp.	80,172	8,244,888
ConocoPhillips	59,785	4,495,234
Devon Energy Corp.	17,899	1,410,620
Exxon Mobil Corp.	54,589	4,442,453
Hess Corp.	12,842	960,068
Marathon Oil Corp.	30,129	1,587,196
Occidental Petroleum Corp.	24,483	2,547,211

		27,304,779
OIL & GAS SERVICES—1.07%
Baker Hughes Inc.	11,031	800,409
National Oilwell Varco Inc.	17,903	1,400,194

		2,200,603
PHARMACEUTICALS—7.42%
Abbott Laboratories	3,997	210,322
Bristol-Myers Squibb Co.	72,170	2,090,043
Cardinal Health Inc.	7,390	335,654
Eli Lilly and Co.	28,941	1,086,156
Merck & Co. Inc.	130,548	4,607,039
Pfizer Inc.	334,162	6,883,737

		15,212,951
PIPELINES—0.40%
Kinder Morgan Inc.	2,318	66,596
Williams Companies Inc. (The)	24,900	753,225

		819,821
REAL ESTATE INVESTMENT TRUSTS—0.15%
Public Storage	343	39,105
Simon Property Group Inc.	2,263	263,029

		302,134
RETAIL—3.34%
CVS Caremark Corp.	57,362	2,155,664
Home Depot Inc. (The)	26,852	972,579
Kohl’s Corp.	1,908	95,419
Lowe’s Companies Inc.	55,096	1,284,288
Target Corp.	27,615	1,295,420
Wal-Mart Stores Inc.	17,955	954,129
Walgreen Co.	2,161	91,756

		6,849,255
SEMICONDUCTORS—3.04%
Applied Materials Inc.	52,299	680,410
Intel Corp.	224,248	4,969,336
Texas Instruments Inc.	17,868	586,606

		6,236,352

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

June 30, 2011

TELECOMMUNICATIONS—8.99%
AT&T Inc.	250,455	7,866,792
CenturyLink Inc.	25,416	1,027,569
Cisco Systems Inc.	232,645	3,631,588
Corning Inc.	66,434	1,205,777
Motorola Solutions Inc.(a)	12,682	583,879
Sprint Nextel Corp.(a)	126,128	679,830
Verizon Communications Inc.	92,316	3,436,925

		18,432,360
TRANSPORTATION—2.01%
FedEx Corp.	12,583	1,193,497
Norfolk Southern Corp.	14,891	1,115,783
Union Pacific Corp.	17,309	1,807,060

		4,116,340

TOTAL COMMON STOCKS
(Cost: $192,910,091)		204,734,302

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%(b)(c)	112,506	112,506

		112,506

TOTAL SHORT-TERM INVESTMENTS
(Cost: $112,506)		112,506

TOTAL INVESTMENTS IN SECURITIES—99.87%
(Cost: $193,022,597)		204,846,808
Other Assets, Less Liabilities—0.13%		270,807

NET ASSETS—100.00%		$205,117,615

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.16%
Clear Channel Outdoor Holdings Inc. Class A(a)	20,470	$259,969
Interpublic Group of Companies Inc. (The)	244,871	3,060,888
Lamar Advertising Co. Class A(a)	29,157	798,027
Omnicom Group Inc.	140,850	6,783,336

		10,902,220
AEROSPACE & DEFENSE—1.93%
Alliant Techsystems Inc.	16,798	1,198,201
BE Aerospace Inc.(a)(b)	48,692	1,987,121
Boeing Co. (The)	369,901	27,346,781
General Dynamics Corp.	166,441	12,403,183
Goodrich Corp.	62,563	5,974,767
L-3 Communications Holdings Inc.	53,172	4,649,891
Lockheed Martin Corp.	143,425	11,613,122
Northrop Grumman Corp.	146,662	10,171,010
Raytheon Co.	178,457	8,896,081
Rockwell Collins Inc.	77,185	4,761,543
Spirit AeroSystems Holdings Inc. Class A(a)	58,699	1,291,378
TransDigm Group Inc.(a)	25,052	2,284,492
United Technologies Corp.	458,578	40,588,739

		133,166,309
AGRICULTURE—1.96%
Altria Group Inc.	1,048,857	27,700,313
Archer-Daniels-Midland Co.	319,598	9,635,880
Bunge Ltd.	73,770	5,086,442
Lorillard Inc.	72,000	7,838,640
Monsanto Co.	268,543	19,480,109
Philip Morris International Inc.	891,044	59,495,008
Reynolds American Inc.	167,925	6,221,621

		135,458,013
AIRLINES—0.20%
AMR Corp.(a)(b)	167,253	903,166
Copa Holdings SA Class A	16,197	1,080,988
Delta Air Lines Inc.(a)	423,786	3,886,118
Southwest Airlines Co.	396,659	4,529,846
United Continental Holdings Inc.(a)(b)	166,258	3,762,418

		14,162,536
APPAREL—0.59%
Coach Inc.	147,105	9,404,423
Deckers Outdoor Corp.(a)	19,364	1,706,743
Guess? Inc.	32,443	1,364,553
Hanesbrands Inc.(a)(b)	48,321	1,379,564
Nike Inc. Class B	178,878	16,095,442
Phillips-Van Heusen Corp.	29,944	1,960,434
Polo Ralph Lauren Corp.	31,462	4,172,176
VF Corp.	43,574	4,730,393

		40,813,728

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

AUTO MANUFACTURERS—0.73%
Ford Motor Co.(a)	1,866,860	25,743,999
General Motors Co.(a)	380,835	11,562,150
Navistar International Corp.(a)	36,282	2,048,482
Oshkosh Corp.(a)	45,605	1,319,809
PACCAR Inc.	183,111	9,355,141
Tesla Motors Inc.(a)(b)	25,590	745,437

		50,775,018
AUTO PARTS & EQUIPMENT—0.50%
Autoliv Inc.	44,677	3,504,911
BorgWarner Inc.(a)	54,865	4,432,543
Federal-Mogul Corp. Class A(a)	9,795	223,620
Goodyear Tire & Rubber Co. (The)(a)	122,382	2,052,346
Johnson Controls Inc.	339,925	14,161,275
Lear Corp.	52,685	2,817,594
TRW Automotive Holdings Corp.(a)	51,026	3,012,065
Visteon Corp.(a)	25,572	1,749,381
WABCO Holdings Inc.(a)	33,817	2,335,402

		34,289,137
BANKS—3.78%
Associated Banc-Corp	86,767	1,206,061
Bank of America Corp.	5,076,962	55,643,504
Bank of Hawaii Corp.	23,881	1,110,944
Bank of New York Mellon Corp. (The)	622,144	15,939,329
BB&T Corp.	348,951	9,365,845
BOK Financial Corp.	12,802	701,166
CapitalSource Inc.	162,055	1,045,255
City National Corp.	23,322	1,265,219
Comerica Inc.	88,575	3,062,038
Commerce Bancshares Inc.	37,030	1,592,290
Cullen/Frost Bankers Inc.	26,680	1,516,758
East West Bancorp Inc.	74,456	1,504,756
Fifth Third Bancorp	460,308	5,868,927
First Citizens BancShares Inc. Class A	2,719	509,051
First Horizon National Corp.	131,839	1,257,744
First Republic Bank San Francisco(a)	36,772	1,187,000
Fulton Financial Corp.	99,899	1,069,918
Huntington Bancshares Inc.	432,645	2,838,151
KeyCorp	476,381	3,968,254
M&T Bank Corp.	62,873	5,529,680
Marshall & Ilsley Corp.	265,968	2,119,765
Northern Trust Corp.	108,792	5,000,080
PNC Financial Services Group Inc. (The)(c)	263,685	15,718,263
Popular Inc.(a)	512,443	1,414,343
Regions Financial Corp.	629,521	3,903,030
State Street Corp.	252,539	11,386,984
SunTrust Banks Inc.	268,997	6,940,123
Synovus Financial Corp.	384,292	799,327
TCF Financial Corp.	79,620	1,098,756
U.S. Bancorp	965,316	24,625,211
Valley National Bancorp	85,035	1,157,326
Wells Fargo & Co.	2,464,520	69,154,431
Zions Bancorporation	92,136	2,212,185

		261,711,714
BEVERAGES—2.15%
Brown-Forman Corp. Class B NVS	51,355	3,835,705

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Coca-Cola Co. (The)	989,857	66,607,478
Coca-Cola Enterprises Inc.	162,845	4,751,817
Constellation Brands Inc. Class A(a)	91,092	1,896,535
Dr Pepper Snapple Group Inc.	110,909	4,650,414
Green Mountain Coffee Roasters Inc.(a)(b)	61,555	5,494,399
Hansen Natural Corp.(a)	35,081	2,839,807
Molson Coors Brewing Co. Class B NVS	67,259	3,009,168
PepsiCo Inc.	791,962	55,777,884

		148,863,207
BIOTECHNOLOGY—1.20%
Alexion Pharmaceuticals Inc.(a)(b)	92,106	4,331,745
Amgen Inc.(a)	465,827	27,181,005
Bio-Rad Laboratories Inc. Class A(a)	9,911	1,182,977
Biogen Idec Inc.(a)	121,065	12,944,270
Celgene Corp.(a)	231,878	13,986,881
Charles River Laboratories International Inc.(a)	25,900	1,052,835
Human Genome Sciences Inc.(a)	95,038	2,332,232
Illumina Inc.(a)(b)	61,692	4,636,154
Life Technologies Corp.(a)	89,566	4,663,702
Myriad Genetics Inc.(a)(b)	42,993	976,371
QIAGEN NV(a)	117,128	2,227,774
Regeneron Pharmaceuticals Inc.(a)(b)	36,539	2,072,127
Vertex Pharmaceuticals Inc.(a)(b)	103,211	5,365,940

		82,954,013
BUILDING MATERIALS—0.12%
Armstrong World Industries Inc.	10,528	479,656
Lennox International Inc.	26,699	1,149,926
Martin Marietta Materials Inc.(b)	22,856	1,827,794
Masco Corp.	179,490	2,159,265
Owens Corning(a)	62,552	2,336,317

		7,952,958
CHEMICALS—2.26%
Air Products and Chemicals Inc.	106,166	10,147,346
Airgas Inc.	39,337	2,755,163
Albemarle Corp.	45,943	3,179,256
Ashland Inc.	39,660	2,562,829
Cabot Corp.	32,829	1,308,892
Celanese Corp. Series A	78,270	4,172,574
CF Industries Holdings Inc.	35,814	5,073,769
Cytec Industries Inc.	24,635	1,408,876
Dow Chemical Co. (The)	589,005	21,204,180
E.I. du Pont de Nemours and Co.	465,313	25,150,168
Eastman Chemical Co.	35,612	3,634,917
Ecolab Inc.	116,236	6,553,386
FMC Corp.	35,947	3,092,161
Huntsman Corp.	96,728	1,823,323
International Flavors & Fragrances Inc.	40,285	2,587,908
Intrepid Potash Inc.(a)(b)	26,250	853,125
Kronos Worldwide Inc.	10,898	342,742
Lubrizol Corp.	32,211	4,324,971
LyondellBasell Industries NV Class A	156,890	6,043,403
Mosaic Co. (The)	138,051	9,350,194
PPG Industries Inc.	79,238	7,194,018
Praxair Inc.	152,003	16,475,605
Rockwood Holdings Inc.(a)	34,321	1,897,608
RPM International Inc.	65,300	1,503,206
Sherwin-Williams Co. (The)	44,966	3,771,298

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Sigma-Aldrich Corp.	61,038	4,478,968
Solutia Inc.(a)	61,222	1,398,923
Valspar Corp. (The)	48,028	1,731,890
W.R. Grace & Co.(a)	36,766	1,677,633
Westlake Chemical Corp.	9,989	518,429

		156,216,761
COAL—0.35%
Alpha Natural Resources Inc.(a)	113,506	5,157,712
Arch Coal Inc.	82,377	2,196,171
CONSOL Energy Inc.	113,552	5,505,001
Peabody Energy Corp.	135,647	7,990,965
Walter Energy Inc.	31,210	3,614,118

		24,463,967
COMMERCIAL SERVICES—1.55%
Aaron’s Inc.	40,057	1,132,011
Alliance Data Systems Corp.(a)(b)	25,571	2,405,464
Apollo Group Inc. Class A(a)	60,460	2,640,893
Booz Allen Hamilton Holding Corp.(a)	11,642	222,479
Career Education Corp.(a)(b)	30,855	652,583
CoreLogic Inc.(a)	48,633	812,658
Corrections Corp. of America(a)	53,719	1,163,016
DeVry Inc.	34,482	2,038,921
Education Management Corp.(a)(b)	19,243	460,678
Equifax Inc.	61,689	2,141,842
FleetCor Technologies Inc.(a)	7,410	219,632
Gartner Inc.(a)	48,756	1,964,379
Genpact Ltd.(a)	63,197	1,089,516
Green Dot Corp. Class A(a)(b)	11,058	375,751
H&R Block Inc.	152,979	2,453,783
Hertz Global Holdings Inc.(a)	122,568	1,946,380
Iron Mountain Inc.	90,302	3,078,395
ITT Educational Services Inc.(a)(b)	14,072	1,100,993
KAR Auction Services Inc.(a)	14,410	272,493
Lender Processing Services Inc.	43,318	905,779
Manpower Inc.	41,199	2,210,326
MasterCard Inc. Class A	53,742	16,194,614
McKesson Corp.	126,320	10,566,668
Monster Worldwide Inc.(a)(b)	64,855	950,774
Moody’s Corp.	99,867	3,829,900
Morningstar Inc.	12,194	741,151
Pharmaceutical Product Development Inc.	50,061	1,343,637
Quanta Services Inc.(a)(b)	108,088	2,183,378
R.R. Donnelley & Sons Co.	104,014	2,039,715
Robert Half International Inc.	73,606	1,989,570
SAIC Inc.(a)(b)	144,572	2,431,701
Service Corp. International	119,559	1,396,449
Towers Watson & Co. Class A	28,742	1,888,637
Verisk Analytics Inc. Class A(a)	59,635	2,064,564
Visa Inc. Class A	262,012	22,077,131
VistaPrint NV(a)	21,564	1,031,837
Weight Watchers International Inc.	14,535	1,096,957
Western Union Co.	316,782	6,345,144

		107,459,799
COMPUTERS—6.07%
Accenture PLC Class A	323,488	19,545,145
Apple Inc.(a)	463,334	155,527,324
Brocade Communications Systems Inc.(a)	236,514	1,527,880

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Cadence Design Systems Inc.(a)	134,646	1,421,862
Cognizant Technology Solutions Corp. Class A(a)	152,439	11,179,876
Computer Sciences Corp.	77,713	2,949,985
Dell Inc.(a)	821,129	13,688,220
Diebold Inc.	32,739	1,015,236
DST Systems Inc.	17,617	930,178
EMC Corp.(a)	1,030,911	28,401,598
FactSet Research Systems Inc.	23,125	2,366,150
Fortinet Inc.(a)	60,027	1,638,137
Hewlett-Packard Co.	1,084,203	39,464,989
IHS Inc. Class A(a)(b)	24,767	2,066,063
International Business Machines Corp.	606,853	104,105,632
Lexmark International Inc. Class A(a)(b)	39,666	1,160,627
MICROS Systems Inc.(a)	40,660	2,021,209
NCR Corp.(a)	79,403	1,499,923
NetApp Inc.(a)	184,315	9,728,146
Riverbed Technology Inc.(a)(b)	76,911	3,044,906
SanDisk Corp.(a)	119,431	4,956,387
Synopsys Inc.(a)	73,533	1,890,533
Teradata Corp.(a)	84,573	5,091,295
Western Digital Corp.(a)	116,439	4,236,051

		419,457,352
COSMETICS & PERSONAL CARE—1.77%
Avon Products Inc.	215,536	6,035,008
Colgate-Palmolive Co.	244,952	21,411,255
Estee Lauder Companies Inc. (The) Class A	56,533	5,946,706
Procter & Gamble Co. (The)	1,398,535	88,904,870

		122,297,839
DISTRIBUTION & WHOLESALE—0.28%
Fastenal Co.(b)	147,733	5,316,911
Genuine Parts Co.	78,822	4,287,917
Ingram Micro Inc. Class A(a)(b)	80,619	1,462,429
LKQ Corp.(a)	73,134	1,908,066
Tech Data Corp.(a)(b)	23,314	1,139,821
W.W. Grainger Inc.	28,528	4,383,327
WESCO International Inc.(a)	21,575	1,166,992

		19,665,463
DIVERSIFIED FINANCIAL SERVICES—4.91%
Affiliated Managers Group Inc.(a)	26,085	2,646,323
Air Lease Corp.(a)	17,394	422,500
American Express Co.	526,427	27,216,276
Ameriprise Financial Inc.	121,392	7,001,891
BlackRock Inc.(c)	46,052	8,833,234
Capital One Financial Corp.	230,046	11,886,477
CBOE Holdings Inc.	26,358	648,407
Charles Schwab Corp. (The)	503,034	8,274,909
CIT Group Inc.(a)	100,467	4,446,670
Citigroup Inc.	1,456,006	60,628,090
CME Group Inc.	33,598	9,796,841
Discover Financial Services	273,305	7,310,909
E*TRADE Financial Corp.(a)	125,609	1,733,404
Eaton Vance Corp.	59,544	1,800,015
Federated Investors Inc. Class B(b)	45,250	1,078,760
Franklin Resources Inc.	72,590	9,530,341
Goldman Sachs Group Inc. (The)	259,402	34,523,812
Greenhill & Co. Inc.(b)	14,888	801,272
Interactive Brokers Group Inc. Class A	18,265	285,847

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

IntercontinentalExchange Inc.(a)	36,836	4,593,818
Invesco Ltd.	231,511	5,417,357
Janus Capital Group Inc.	93,400	881,696
Jefferies Group Inc.	67,597	1,378,979
JPMorgan Chase & Co.	1,990,954	81,509,657
Lazard Ltd. Class A(b)	55,593	2,062,500
Legg Mason Inc.	74,562	2,442,651
LPL Investment Holdings Inc.(a)(b)	17,151	586,736
Morgan Stanley	773,924	17,807,991
NASDAQ OMX Group Inc. (The)(a)	61,917	1,566,500
NYSE Euronext Inc.	131,169	4,495,162
Raymond James Financial Inc.	50,983	1,639,104
SLM Corp.	264,252	4,442,076
T. Rowe Price Group Inc.	130,142	7,852,768
TD Ameritrade Holding Corp.	109,687	2,139,993
Waddell & Reed Financial Inc. Class A	43,229	1,571,374

		339,254,340
ELECTRIC—3.07%
AES Corp. (The)(a)	329,116	4,192,938
Alliant Energy Corp.	55,605	2,260,899
Ameren Corp.	120,821	3,484,478
American Electric Power Co. Inc.	241,392	9,095,651
Calpine Corp.(a)	175,822	2,836,009
CenterPoint Energy Inc.	213,142	4,124,298
CMS Energy Corp.	126,468	2,490,155
Consolidated Edison Inc.	146,590	7,804,452
Constellation Energy Group Inc.	93,317	3,542,313
Dominion Resources Inc.	288,493	13,925,557
DPL Inc.	58,628	1,768,220
DTE Energy Co.	84,847	4,244,047
Duke Energy Corp.	667,040	12,560,363
Edison International	163,241	6,325,589
Entergy Corp.	89,167	6,088,323
Exelon Corp.	331,877	14,217,611
FirstEnergy Corp.	209,539	9,251,147
GenOn Energy Inc.(a)	386,245	1,490,906
Great Plains Energy Inc.	68,062	1,410,925
Hawaiian Electric Industries Inc.	47,724	1,148,239
Integrys Energy Group Inc.	39,245	2,034,461
ITC Holdings Corp.	25,587	1,836,379
MDU Resources Group Inc.	94,632	2,129,220
NextEra Energy Inc.	211,415	12,147,906
Northeast Utilities	88,576	3,115,218
NRG Energy Inc.(a)	120,804	2,969,362
NSTAR	51,916	2,387,098
NV Energy Inc.	118,245	1,815,061
OGE Energy Corp.	49,068	2,469,102
Pepco Holdings Inc.	113,161	2,221,350
PG&E Corp.	199,385	8,380,151
Pinnacle West Capital Corp.	54,636	2,435,673
PPL Corp.	289,170	8,047,601
Progress Energy Inc.	147,567	7,084,692
Public Service Enterprise Group Inc.	253,474	8,273,391
SCANA Corp.	57,738	2,273,145
Southern Co.	425,438	17,179,186
TECO Energy Inc.	107,741	2,035,227
Westar Energy Inc.	56,919	1,531,690
Wisconsin Energy Corp.	117,112	3,671,461
Xcel Energy Inc.	242,586	5,894,840

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

		212,194,334
ELECTRICAL COMPONENTS & EQUIPMENT—0.50%
AMETEK Inc.	80,574	3,617,772
Emerson Electric Co.	376,612	21,184,425
Energizer Holdings Inc.(a)(b)	34,922	2,526,956
General Cable Corp.(a)	26,153	1,113,595
GrafTech International Ltd.(a)	64,169	1,300,706
Hubbell Inc. Class B	30,208	1,962,010
Molex Inc.(b)	67,672	1,743,907
SunPower Corp. Class A(a)(b)	49,662	959,966

		34,409,337
ELECTRONICS—0.82%
Agilent Technologies Inc.(a)(b)	174,359	8,911,488
Amphenol Corp. Class A	88,258	4,765,049
Arrow Electronics Inc.(a)(b)	57,893	2,402,560
Avnet Inc.(a)	76,568	2,440,988
AVX Corp.	24,088	367,101
Dolby Laboratories Inc. Class A(a)(b)	26,589	1,128,969
FLIR Systems Inc.	80,022	2,697,542
Garmin Ltd.(b)	53,812	1,777,410
Gentex Corp.	71,546	2,162,836
Itron Inc.(a)	20,359	980,489
Jabil Circuit Inc.	96,507	1,949,441
Mettler-Toledo International Inc.(a)(b)	16,108	2,716,936
National Instruments Corp.	45,462	1,349,767
PerkinElmer Inc.	56,454	1,519,177
Thermo Fisher Scientific Inc.(a)	192,025	12,364,490
Thomas & Betts Corp.(a)	26,248	1,413,455
Trimble Navigation Ltd.(a)	61,459	2,436,235
Vishay Intertechnology Inc.(a)	76,144	1,145,206
Waters Corp.(a)(b)	45,913	4,395,711

		56,924,850
ENERGY - ALTERNATE SOURCES—0.07%
Covanta Holding Corp.	60,703	1,000,992
First Solar Inc.(a)(b)	29,829	3,945,482

		4,946,474
ENGINEERING & CONSTRUCTION—0.29%
AECOM Technology Corp.(a)(b)	59,677	1,631,569
Chicago Bridge & Iron Co. NV	50,075	1,947,917
Fluor Corp.	87,320	5,646,111
Jacobs Engineering Group Inc.(a)	63,548	2,748,451
KBR Inc.	75,943	2,862,292
McDermott International Inc.(a)	117,556	2,328,784
Shaw Group Inc. (The)(a)(b)	36,147	1,092,001
URS Corp.(a)	39,425	1,763,875

		20,021,000
ENTERTAINMENT—0.10%
Bally Technologies Inc.(a)(b)	21,649	880,681
DreamWorks Animation SKG Inc. Class A(a)(b)	35,710	717,771
International Game Technology	150,289	2,642,081
Madison Square Garden Inc. Class A(a)	30,227	832,149
Penn National Gaming Inc.(a)	33,978	1,370,673
Regal Entertainment Group Class A	40,511	500,311

		6,943,666

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

ENVIRONMENTAL CONTROL—0.31%
Nalco Holding Co.	69,544	1,934,019
Republic Services Inc.	160,752	4,959,199
Stericycle Inc.(a)(b)	43,012	3,833,229
Waste Connections Inc.	56,942	1,806,770
Waste Management Inc.	237,589	8,854,942

		21,388,159
FOOD—1.78%
Campbell Soup Co.	88,891	3,071,184
ConAgra Foods Inc.	204,866	5,287,591
Corn Products International Inc.	38,302	2,117,335
Dean Foods Co.(a)	91,714	1,125,331
Flowers Foods Inc.	56,042	1,235,166
General Mills Inc.	319,861	11,905,226
H.J. Heinz Co.	161,242	8,590,974
Hershey Co. (The)	76,150	4,329,128
Hormel Foods Corp.	68,803	2,051,017
J.M. Smucker Co. (The)	58,113	4,442,158
Kellogg Co.	123,268	6,819,186
Kraft Foods Inc. Class A	827,910	29,167,269
Kroger Co. (The)	303,860	7,535,728
McCormick & Co. Inc. NVS	66,384	3,290,655
Ralcorp Holdings Inc.(a)	27,587	2,388,482
Safeway Inc.	177,413	4,146,142
Sara Lee Corp.	293,152	5,566,956
Smithfield Foods Inc.(a)	83,249	1,820,656
SUPERVALU Inc.	106,378	1,001,017
Sysco Corp.	292,341	9,115,192
Tyson Foods Inc. Class A	150,802	2,928,575
Whole Foods Market Inc.	77,472	4,915,598

		122,850,566
FOREST PRODUCTS & PAPER—0.39%
Domtar Corp.	20,564	1,947,822
International Paper Co.	219,059	6,532,339
MeadWestvaco Corp.	85,031	2,832,382
Plum Creek Timber Co. Inc.(b)	81,135	3,289,213
Rayonier Inc.(b)	40,659	2,657,066
Rock-Tenn Co. Class A	34,717	2,303,126
Temple-Inland Inc.	54,227	1,612,711
Weyerhaeuser Co.	269,845	5,898,812

		27,073,471
GAS—0.33%
AGL Resources Inc.	39,511	1,608,493
Atmos Energy Corp.	45,224	1,503,698
Energen Corp.	36,129	2,041,289
National Fuel Gas Co.	41,434	3,016,395
NiSource Inc.	140,097	2,836,964
Sempra Energy	119,969	6,343,961
Southern Union Co.	62,499	2,509,335
UGI Corp.	55,979	1,785,170
Vectren Corp.	40,912	1,139,808

		22,785,113
HAND & MACHINE TOOLS—0.18%
Kennametal Inc.	40,955	1,728,711

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Lincoln Electric Holdings Inc.	42,231	1,513,981
Regal Beloit Corp.	19,344	1,291,599
Snap-on Inc.	29,177	1,822,979
Stanley Black & Decker Inc.	84,229	6,068,699

		12,425,969
HEALTH CARE - PRODUCTS—3.36%
Alere Inc.(a)	42,811	1,567,739
Baxter International Inc.	285,778	17,058,089
Becton, Dickinson and Co.	109,601	9,444,318
Boston Scientific Corp.(a)	765,673	5,290,800
Bruker Corp.(a)(b)	42,494	865,178
C.R. Bard Inc.	42,915	4,714,642
CareFusion Corp.(a)	111,958	3,041,899
Cooper Companies Inc. (The)	23,180	1,836,783
Covidien PLC	248,378	13,221,161
DENTSPLY International Inc.	70,546	2,686,392
Edwards Lifesciences Corp.(a)(b)	57,457	5,009,101
Gen-Probe Inc.(a)	24,002	1,659,738
Henry Schein Inc.(a)(b)	46,222	3,309,033
Hill-Rom Holdings Inc.	31,625	1,456,015
Hologic Inc.(a)	131,061	2,643,500
IDEXX Laboratories Inc.(a)	28,742	2,229,230
Intuitive Surgical Inc.(a)	19,684	7,324,613
Johnson & Johnson	1,373,408	91,359,100
Kinetic Concepts Inc.(a)	32,029	1,845,831
Medtronic Inc.	536,187	20,659,285
Patterson Companies Inc.	51,675	1,699,591
ResMed Inc.(a)(b)	76,639	2,371,977
Sirona Dental Systems Inc.(a)	27,917	1,482,393
St. Jude Medical Inc.	164,764	7,855,948
Stryker Corp.	157,077	9,218,849
TECHNE Corp.	18,588	1,549,682
Thoratec Corp.(a)	28,694	941,737
Varian Medical Systems Inc.(a)(b)	58,715	4,111,224
Zimmer Holdings Inc.(a)	96,178	6,078,450

		232,532,298
HEALTH CARE - SERVICES—1.34%
Aetna Inc.	190,141	8,383,317
AMERIGROUP Corp.(a)	21,953	1,547,028
Brookdale Senior Living Inc.(a)	48,760	1,182,430
Community Health Systems Inc.(a)	47,545	1,220,956
Covance Inc.(a)	30,412	1,805,560
Coventry Health Care Inc.(a)	74,277	2,708,882
DaVita Inc.(a)	47,848	4,144,115
HCA Holdings Inc.(a)	66,424	2,191,992
Health Management Associates Inc. Class A(a)(b)	126,751	1,366,376
Health Net Inc.(a)	45,305	1,453,837
Humana Inc.	84,370	6,795,160
Laboratory Corp. of America Holdings(a)	50,202	4,859,051
LifePoint Hospitals Inc.(a)	26,320	1,028,586
Lincare Holdings Inc.	47,417	1,387,895
MEDNAX Inc.(a)(b)	24,095	1,739,418
Quest Diagnostics Inc.	78,836	4,659,208
Tenet Healthcare Corp.(a)	245,095	1,529,393
UnitedHealth Group Inc.	542,839	27,999,636

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Universal Health Services Inc. Class B	45,282	2,333,381
WellPoint Inc.	183,961	14,490,608

		92,826,829
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	99,006	3,376,105

		3,376,105
HOME BUILDERS—0.13%
D.R. Horton Inc.	140,063	1,613,526
Lennar Corp. Class A	80,205	1,455,721
NVR Inc.(a)	2,949	2,139,440
Pulte Group Inc.(a)	170,956	1,309,523
Thor Industries Inc.	22,115	637,797
Toll Brothers Inc.(a)	73,504	1,524,473

		8,680,480
HOME FURNISHINGS—0.10%
Harman International Industries Inc.	34,994	1,594,676
Tempur-Pedic International Inc.(a)	34,307	2,326,701
Whirlpool Corp.	38,194	3,105,936

		7,027,313
HOUSEHOLD PRODUCTS & WARES—0.51%
Avery Dennison Corp.	53,573	2,069,525
Church & Dwight Co. Inc.	71,635	2,904,083
Clorox Co. (The)	66,804	4,505,262
Fortune Brands Inc.	77,240	4,925,595
Fossil Inc.(a)(b)	26,219	3,086,501
Jarden Corp.	45,929	1,585,010
Kimberly-Clark Corp.	196,844	13,101,936
Scotts Miracle-Gro Co. (The) Class A	22,746	1,167,097
Tupperware Brands Corp.	31,282	2,109,971

		35,454,980
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	145,950	2,303,091
Toro Co. (The)	15,567	941,804

		3,244,895
INSURANCE—3.91%
ACE Ltd.	169,049	11,126,805
Aflac Inc.	234,335	10,938,758
Alleghany Corp.(a)	3,313	1,103,594
Allied World Assurance Co. Holdings Ltd.	19,011	1,094,653
Allstate Corp. (The)	262,019	7,999,440
American Financial Group Inc.	40,242	1,436,237
American International Group Inc.(a)	221,426	6,492,210
American National Insurance Co.	3,434	266,135
Aon Corp.	165,611	8,495,844
Arch Capital Group Ltd.(a)(b)	66,145	2,111,348
Arthur J. Gallagher & Co.	55,304	1,578,376
Aspen Insurance Holdings Ltd.	35,504	913,518
Assurant Inc.	48,386	1,754,960
Assured Guaranty Ltd.	92,197	1,503,733
Axis Capital Holdings Ltd.	64,871	2,008,406
Berkshire Hathaway Inc. Class B(a)	877,079	67,877,144
Brown & Brown Inc.	58,252	1,494,746
Chubb Corp. (The)	146,574	9,176,998
CIGNA Corp.	135,563	6,972,005

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Cincinnati Financial Corp.	73,319	2,139,448
CNA Financial Corp.	13,336	387,411
Endurance Specialty Holdings Ltd.	20,325	840,032
Erie Indemnity Co. Class A	13,872	981,028
Everest Re Group Ltd.	23,025	1,882,294
Fidelity National Financial Inc. Class A	111,938	1,761,904
Genworth Financial Inc. Class A(a)	245,846	2,527,297
Hanover Insurance Group Inc. (The)	22,794	859,562
Hartford Financial Services Group Inc. (The)	223,095	5,883,015
HCC Insurance Holdings Inc.	57,004	1,795,626
Lincoln National Corp.	157,056	4,474,526
Loews Corp.	158,744	6,681,535
Markel Corp.(a)	4,873	1,933,655
Marsh & McLennan Companies Inc.	274,806	8,571,199
MBIA Inc.(a)(b)	73,944	642,573
Mercury General Corp.	13,380	528,376
MetLife Inc.	411,508	18,052,856
Old Republic International Corp.	129,803	1,525,185
PartnerRe Ltd.	33,842	2,330,022
Principal Financial Group Inc.	160,989	4,897,285
Progressive Corp. (The)	328,545	7,024,292
Protective Life Corp.	42,977	994,058
Prudential Financial Inc.	243,526	15,485,818
Reinsurance Group of America Inc.	37,044	2,254,498
RenaissanceRe Holdings Ltd.	25,942	1,814,643
StanCorp Financial Group Inc.	22,685	957,080
Torchmark Corp.	38,118	2,444,889
Transatlantic Holdings Inc.	31,279	1,532,984
Travelers Companies Inc. (The)	209,868	12,252,094
Unitrin Inc.	25,006	741,928
Unum Group	154,214	3,929,373
Validus Holdings Ltd.	38,628	1,195,537
W.R. Berkley Corp.	57,303	1,858,909
White Mountains Insurance Group Ltd.	3,441	1,445,771
XL Group PLC	155,024	3,407,428

		270,379,041
INTERNET—2.72%
Akamai Technologies Inc.(a)	93,557	2,944,239
Amazon.com Inc.(a)	182,096	37,236,811
AOL Inc.(a)(b)	53,609	1,064,675
Ariba Inc.(a)(b)	48,344	1,666,418
eBay Inc.(a)	577,457	18,634,537
Equinix Inc.(a)	23,475	2,371,444
Expedia Inc.	97,263	2,819,654
F5 Networks Inc.(a)	40,638	4,480,339
Google Inc. Class A(a)	126,099	63,854,012
IAC/InterActiveCorp(a)	40,277	1,537,373
Liberty Media Corp. - Liberty Interactive Group Series A(a)	301,196	5,051,057
LinkedIn Corp.(a)	4,498	405,225
Netflix Inc.(a)(b)	26,313	6,912,162
Priceline.com Inc.(a)(b)	24,874	12,733,747
Rackspace Hosting Inc.(a)	51,650	2,207,521
Symantec Corp.(a)	378,548	7,464,967
TIBCO Software Inc.(a)	83,164	2,413,419
VeriSign Inc.	84,421	2,824,727
WebMD Health Corp.(a)(b)	29,584	1,348,439

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Yahoo! Inc.(a)	652,814	9,818,322

		187,789,088
INVESTMENT COMPANIES—0.05%
American Capital Ltd.(a)	176,563	1,753,270
Ares Capital Corp.	102,509	1,647,320

		3,400,590
IRON & STEEL—0.37%
AK Steel Holding Corp.	55,310	871,686
Allegheny Technologies Inc.	53,172	3,374,827
Carpenter Technology Corp.	22,039	1,271,210
Cliffs Natural Resources Inc.	67,963	6,283,179
Nucor Corp.	158,356	6,527,434
Reliance Steel & Aluminum Co.	37,510	1,862,371
Schnitzer Steel Industries Inc. Class A	11,066	637,402
Steel Dynamics Inc.	109,436	1,778,335
United States Steel Corp.	72,033	3,316,399

		25,922,843
LEISURE TIME—0.26%
Carnival Corp.	213,640	8,039,273
Harley-Davidson Inc.	118,378	4,849,947
Polaris Industries Inc.	16,231	1,804,400
Royal Caribbean Cruises Ltd.(a)	67,644	2,546,120
WMS Industries Inc.(a)(b)	28,719	882,248

		18,121,988
LODGING—0.45%
Choice Hotels International Inc.	14,329	478,015
Hyatt Hotels Corp. Class A(a)	22,169	904,939
Las Vegas Sands Corp.(a)	196,499	8,294,223
Marriott International Inc. Class A	139,362	4,945,957
MGM Resorts International(a)	176,560	2,332,358
Starwood Hotels & Resorts Worldwide Inc.	97,737	5,477,181
Wyndham Worldwide Corp.	85,177	2,866,206
Wynn Resorts Ltd.	39,691	5,697,246

		30,996,125
MACHINERY—1.40%
AGCO Corp.(a)	47,517	2,345,439
Babcock & Wilcox Co. (The)(a)	58,850	1,630,733
Bucyrus International Inc.	37,913	3,475,106
Caterpillar Inc.	323,013	34,387,964
CNH Global NV(a)	13,238	511,649
Cummins Inc.	98,323	10,175,447
Deere & Co.	210,288	17,338,246
Flowserve Corp.	27,974	3,074,063
Gardner Denver Inc.	26,205	2,202,530
Graco Inc.	30,364	1,538,240
IDEX Corp.	41,550	1,905,067
Joy Global Inc.	52,501	5,000,195
Manitowoc Co. Inc. (The)	66,070	1,112,619
Nordson Corp.	30,375	1,666,069
Rockwell Automation Inc.	72,302	6,272,922
Terex Corp.(a)	54,871	1,561,080
Wabtec Corp.	24,171	1,588,518
Zebra Technologies Corp. Class A(a)	27,355	1,153,560

		96,939,447

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

MANUFACTURING—3.83%
3M Co.	356,023	33,768,782
AptarGroup Inc.	33,653	1,761,398
Carlisle Companies Inc.	30,645	1,508,653
Cooper Industries PLC	82,680	4,933,516
Crane Co.	24,391	1,205,159
Danaher Corp.	275,154	14,580,410
Donaldson Co. Inc.	38,242	2,320,525
Dover Corp.	93,481	6,338,012
Eaton Corp.	170,952	8,795,480
General Electric Co.	5,313,698	100,216,344
Harsco Corp.	40,388	1,316,649
Honeywell International Inc.	394,317	23,497,350
Illinois Tool Works Inc.	223,482	12,624,498
Ingersoll-Rand PLC	165,950	7,535,789
ITT Corp.	92,239	5,435,644
Leggett & Platt Inc.	71,541	1,744,170
Pall Corp.	58,182	3,271,574
Parker Hannifin Corp.	81,254	7,291,734
Pentair Inc.	49,338	1,991,282
Polypore International Inc.(a)	19,542	1,325,729
Roper Industries Inc.	48,047	4,002,315
SPX Corp.	25,564	2,113,120
Teleflex Inc.	20,165	1,231,275
Textron Inc.(b)	138,598	3,272,299
Trinity Industries Inc.	40,000	1,395,200
Tyco International Ltd.	234,955	11,613,826

		265,090,733
MEDIA—3.17%
Cablevision NY Group Class A	108,750	3,937,838
CBS Corp. Class B NVS	335,082	9,546,486
Charter Communications Inc. Class A(a)	29,003	1,573,703
Comcast Corp. Class A	1,381,800	35,014,812
DIRECTV Class A(a)	384,686	19,549,743
Discovery Communications Inc. Series A(a)(b)	139,569	5,716,746
DISH Network Corp. Class A(a)	100,284	3,075,710
Gannett Co. Inc.	120,373	1,723,742
John Wiley & Sons Inc. Class A	23,316	1,212,665
Liberty Global Inc. Series A(a)(b)	122,896	5,535,236
Liberty Media Corp. - Liberty Capital Group Series A(a)(b)	35,611	3,053,643
Liberty Media Corp. - Starz Series A(a)	26,153	1,967,752
McGraw-Hill Companies Inc. (The)	152,663	6,398,106
News Corp. Class A NVS	1,150,209	20,358,699
Nielsen Holdings NV(a)	40,346	1,257,181
Scripps Networks Interactive Inc. Class A	46,931	2,293,987
Sirius XM Radio Inc.(a)(b)	1,975,760	4,326,915
Thomson Reuters Corp.	188,457	7,078,445
Time Warner Cable Inc.	168,548	13,153,486
Time Warner Inc.	536,517	19,513,123
Viacom Inc. Class B NVS	293,163	14,951,313
Walt Disney Co. (The)	947,031	36,972,090
Washington Post Co. (The) Class B	2,501	1,047,794

		219,259,215
METAL FABRICATE & HARDWARE—0.23%
Commercial Metals Co.	57,914	831,066
Precision Castparts Corp.	71,873	11,833,889
Timken Co. (The)	43,823	2,208,679

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Valmont Industries Inc.	11,389	1,097,786

		15,971,420
MINING—0.85%
Alcoa Inc.	532,953	8,452,635
Allied Nevada Gold Corp.(a)	44,666	1,579,836
Compass Minerals International Inc.	16,458	1,416,540
Freeport-McMoRan Copper & Gold Inc.	474,637	25,108,297
Molycorp Inc.(a)	28,057	1,713,160
Newmont Mining Corp.	243,683	13,151,572
Royal Gold Inc.	27,203	1,593,280
Southern Copper Corp.	85,189	2,800,162
Titanium Metals Corp.	42,716	782,557
Vulcan Materials Co.(b)	64,703	2,493,007

		59,091,046
OFFICE & BUSINESS EQUIPMENT—0.14%
Pitney Bowes Inc.	91,759	2,109,540
Xerox Corp.	702,035	7,308,184

		9,417,724
OIL & GAS—9.11%
Anadarko Petroleum Corp.	249,274	19,134,272
Apache Corp.	192,119	23,705,563
Atlas Energy Inc. Escrow(a)(d)	41,405	4,141
Atwood Oceanics Inc.(a)(b)	28,346	1,250,909
Brigham Exploration Co.(a)	58,608	1,754,137
Cabot Oil & Gas Corp.	52,340	3,470,665
Chesapeake Energy Corp.	329,510	9,783,152
Chevron Corp.	1,007,200	103,580,448
Cimarex Energy Co.	42,857	3,853,701
Cobalt International Energy Inc.(a)	59,390	809,486
Concho Resources Inc.(a)	51,795	4,757,371
ConocoPhillips	708,216	53,250,761
Continental Resources Inc.(a)(b)	20,969	1,361,098
Denbury Resources Inc.(a)(b)	201,355	4,027,100
Devon Energy Corp.	211,937	16,702,755
Diamond Offshore Drilling Inc.	34,491	2,428,511
EOG Resources Inc.	134,494	14,061,348
EQT Corp.	67,306	3,534,911
EXCO Resources Inc.	74,612	1,316,902
Exxon Mobil Corp.	2,468,141	200,857,315
Forest Oil Corp.(a)	56,892	1,519,585
Frontier Oil Corp.	53,444	1,726,776
Helmerich & Payne Inc.	47,756	3,157,627
Hess Corp.	152,010	11,364,268
HollyFrontier Corp.	22,060	1,530,964
Kosmos Energy Ltd.(a)	16,469	279,644
Marathon Oil Corp.	356,508	18,780,841
Murphy Oil Corp.	96,912	6,363,242
Nabors Industries Ltd.(a)	143,976	3,547,569
Newfield Exploration Co.(a)	67,375	4,582,847
Noble Energy Inc.	88,414	7,924,547
Occidental Petroleum Corp.	407,278	42,373,203
Patterson-UTI Energy Inc.	77,444	2,448,005
Petrohawk Energy Corp.(a)	152,205	3,754,897
Pioneer Natural Resources Co.	58,497	5,239,576
Plains Exploration & Production Co.(a)	70,658	2,693,483
QEP Resources Inc.	88,560	3,704,465
Quicksilver Resources Inc.(a)	59,312	875,445

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Range Resources Corp.	80,517	4,468,694
Rowan Companies Inc.(a)	63,878	2,479,105
SandRidge Energy Inc.(a)(b)	205,502	2,190,651
SM Energy Co.	31,890	2,343,277
Southwestern Energy Co.(a)	174,309	7,474,370
Sunoco Inc.	60,693	2,531,505
Tesoro Corp.(a)	71,979	1,649,039
Ultra Petroleum Corp.(a)	76,621	3,509,242
Unit Corp.(a)	20,980	1,278,311
Valero Energy Corp.	285,712	7,305,656
Whiting Petroleum Corp.(a)	58,806	3,346,649

		630,088,029
OIL & GAS SERVICES—2.04%
Baker Hughes Inc.	217,766	15,801,101
Cameron International Corp.(a)	122,762	6,173,701
CARBO Ceramics Inc.	9,601	1,564,483
Core Laboratories NV	22,859	2,549,693
Dresser-Rand Group Inc.(a)(b)	39,987	2,149,301
FMC Technologies Inc.(a)(b)	120,410	5,393,164
Halliburton Co.	458,452	23,381,052
National Oilwell Varco Inc.	211,975	16,578,565
Oceaneering International Inc.	54,401	2,203,240
Oil States International Inc.(a)(b)	25,677	2,051,849
RPC Inc.	21,444	526,236
Schlumberger Ltd.	679,874	58,741,114
SEACOR Holdings Inc.	10,859	1,085,466
Superior Energy Services Inc.(a)(b)	39,879	1,481,106
Tidewater Inc.	25,972	1,397,553

		141,077,624
PACKAGING & CONTAINERS—0.25%
Ball Corp.	84,157	3,236,678
Bemis Co. Inc.	52,736	1,781,422
Crown Holdings Inc.(a)	78,137	3,033,278
Greif Inc. Class A	19,127	1,243,829
Owens-Illinois Inc.(a)	82,210	2,121,840
Packaging Corp. of America	51,036	1,428,498
Sealed Air Corp.	80,289	1,910,075
Silgan Holdings Inc.	24,811	1,016,507
Sonoco Products Co.	49,982	1,776,360

		17,548,487
PHARMACEUTICALS—5.00%
Abbott Laboratories	778,749	40,977,772
Allergan Inc.	152,706	12,712,774
AmerisourceBergen Corp.	137,263	5,682,688
Amylin Pharmaceuticals Inc.(a)	65,619	876,670
BioMarin Pharmaceutical Inc.(a)	55,527	1,510,890
Bristol-Myers Squibb Co.	854,757	24,753,763
Cardinal Health Inc.	175,654	7,978,205
Catalyst Health Solutions Inc.(a)	21,326	1,190,417
Cephalon Inc.(a)(b)	38,190	3,051,381
Dendreon Corp.(a)(b)	73,073	2,881,999
Eli Lilly and Co.	512,165	19,221,552
Endo Pharmaceuticals Holdings Inc.(a)(b)	58,412	2,346,410
Express Scripts Inc.(a)(b)	265,106	14,310,422
Forest Laboratories Inc.(a)(b)	143,376	5,640,412
Gilead Sciences Inc.(a)	394,340	16,329,619
Herbalife Ltd.	59,741	3,443,471

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Hospira Inc.(a)(b)	84,060	4,762,840
Mead Johnson Nutrition Co. Class A	102,382	6,915,904
Medco Health Solutions Inc.(a)(b)	200,312	11,321,634
Merck & Co. Inc.	1,546,485	54,575,456
Mylan Inc.(a)(b)	220,077	5,429,300
Omnicare Inc.	58,127	1,853,670
Perrigo Co.	41,579	3,653,547
Pfizer Inc.	3,958,740	81,550,044
Pharmasset Inc.(a)	18,639	2,091,296
SXC Health Solutions Corp.(a)(b)	31,023	1,827,875
United Therapeutics Corp.(a)	25,906	1,427,421
VCA Antech Inc.(a)	43,345	918,914
Warner Chilcott PLC Class A(b)	85,009	2,051,267
Watson Pharmaceuticals Inc.(a)(b)	63,369	4,355,351

		345,642,964
PIPELINES—0.49%
El Paso Corp.	385,275	7,782,555
Kinder Morgan Inc.	85,598	2,459,231
ONEOK Inc.	53,670	3,972,117
Questar Corp.	88,857	1,573,657
Spectra Energy Corp.	325,615	8,925,107
Williams Companies Inc. (The)	294,679	8,914,040

		33,626,707
REAL ESTATE—0.12%
CB Richard Ellis Group Inc. Class A(a)	146,381	3,675,627
Forest City Enterprises Inc. Class A(a)	68,724	1,283,077
Howard Hughes Corp. (The)(a)	10,739	698,465
Jones Lang LaSalle Inc.	21,518	2,029,147
St. Joe Co. (The)(a)(b)	32,549	678,321

		8,364,637
REAL ESTATE INVESTMENT TRUSTS—2.25%
Alexandria Real Estate Equities Inc.	30,955	2,396,536
American Capital Agency Corp.	64,585	1,880,069
Annaly Capital Management Inc.	407,469	7,350,741
Apartment Investment and Management Co. Class A	59,833	1,527,537
AvalonBay Communities Inc.	43,748	5,617,243
Boston Properties Inc.	72,947	7,744,054
Brandywine Realty Trust	67,911	787,088
BRE Properties Inc. Class A	37,414	1,866,210
Camden Property Trust(b)	35,176	2,237,897
Chimera Investment Corp.	514,951	1,781,730
CommonWealth REIT	36,180	934,891
Corporate Office Properties Trust	35,598	1,107,454
Developers Diversified Realty Corp.	108,162	1,525,084
Digital Realty Trust Inc.(b)	47,687	2,946,103
Douglas Emmett Inc.	62,291	1,238,968
Duke Realty Corp.	126,659	1,774,493
Equity Residential	147,629	8,857,740
Essex Property Trust Inc.	16,334	2,209,827
Federal Realty Investment Trust	31,191	2,656,849
General Growth Properties Inc.	282,400	4,713,256
HCP Inc.	203,432	7,463,920
Health Care REIT Inc.	88,560	4,643,201
Hospitality Properties Trust	61,802	1,498,699
Host Hotels & Resorts Inc.	343,792	5,827,274
Kimco Realty Corp.	203,882	3,800,360
Liberty Property Trust(b)	57,712	1,880,257

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Macerich Co. (The)	65,584	3,508,744
Mack-Cali Realty Corp.	43,531	1,433,911
Nationwide Health Properties Inc.	63,478	2,628,624
Piedmont Office Realty Trust Inc. Class A	86,610	1,765,978
ProLogis Inc.(b)	212,571	7,618,545
Public Storage	70,360	8,021,744
Realty Income Corp.	63,572	2,129,026
Regency Centers Corp.	45,064	1,981,464
Senior Housing Properties Trust(b)	71,024	1,662,672
Simon Property Group Inc.(b)	146,985	17,084,067
SL Green Realty Corp.	40,540	3,359,550
Taubman Centers Inc.	27,974	1,656,061
UDR Inc.	95,115	2,335,073
Ventas Inc.	77,082	4,062,992
Vornado Realty Trust	92,309	8,601,353
Weingarten Realty Investors(b)	60,452	1,520,972

		155,638,257
RETAIL—5.49%
Abercrombie & Fitch Co. Class A	43,994	2,944,078
Advance Auto Parts Inc.	39,022	2,282,397
American Eagle Outfitters Inc.	97,563	1,243,928
AutoNation Inc.(a)(b)	20,489	750,102
AutoZone Inc.(a)(b)	13,350	3,936,247
Bed Bath & Beyond Inc.(a)	124,820	7,285,743
Best Buy Co. Inc.	158,533	4,979,522
Big Lots Inc.(a)	37,650	1,248,098
BJ’s Wholesale Club Inc.(a)	27,374	1,378,281
Brinker International Inc.	42,451	1,038,351
CarMax Inc.(a)	113,157	3,742,102
Chico’s FAS Inc.	88,212	1,343,469
Chipotle Mexican Grill Inc.(a)(b)	15,591	4,804,990
Copart Inc.(a)	29,806	1,388,960
Costco Wholesale Corp.	218,881	17,781,892
CVS Caremark Corp.	679,372	25,530,800
Darden Restaurants Inc.	68,355	3,401,345
Dick’s Sporting Goods Inc.(a)	47,213	1,815,340
Dillard’s Inc. Class A	17,032	888,048
Dollar General Corp.(a)(b)	49,585	1,680,436
Dollar Tree Inc.(a)(b)	61,264	4,081,408
DSW Inc. Class A(a)	10,777	545,424
Family Dollar Stores Inc.	61,277	3,220,719
Foot Locker Inc.	77,564	1,842,921
GameStop Corp. Class A(a)(b)	70,825	1,888,903
Gap Inc. (The)	202,312	3,661,847
Home Depot Inc. (The)	800,686	29,000,847
J. Crew Group Inc. Escrow(a)(d)	28,808	3
J.C. Penney Co. Inc.	82,838	2,861,225
Kohl’s Corp.	145,508	7,276,855
Limited Brands Inc.	133,371	5,128,115
Lowe’s Companies Inc.	652,379	15,206,954
Macy’s Inc.	213,341	6,238,091
McDonald’s Corp.	519,862	43,834,764
MSC Industrial Direct Co. Inc. Class A	22,178	1,470,623
Nordstrom Inc.	81,713	3,835,608
O’Reilly Automotive Inc.(a)(b)	69,076	4,525,169
Panera Bread Co. Class A(a)	14,546	1,827,850
PetSmart Inc.	56,825	2,578,150
RadioShack Corp.	53,047	706,056
Ross Stores Inc.	58,876	4,717,145
Sally Beauty Holdings Inc.(a)	47,649	814,798
Sears Holdings Corp.(a)(b)	19,358	1,382,936

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Signet Jewelers Ltd.(a)	43,531	2,037,686
Staples Inc.	357,310	5,645,498
Starbucks Corp.	375,574	14,831,417
Target Corp.	345,284	16,197,272
Tiffany & Co.	63,988	5,024,338
TJX Companies Inc. (The)	193,452	10,162,034
Tractor Supply Co.	36,208	2,421,591
Ulta Salon, Cosmetics & Fragrance Inc.(a)	22,701	1,466,031
Under Armour Inc. Class A(a)	18,224	1,408,897
Urban Outfitters Inc.(a)(b)	60,193	1,694,433
Wal-Mart Stores Inc.	889,082	47,245,817
Walgreen Co.	458,675	19,475,340
Wendy’s/Arby’s Group Inc. Class A	158,728	804,751
Williams-Sonoma Inc.	52,628	1,920,396
Yum! Brands Inc.	233,263	12,885,448

		379,331,489
SAVINGS & LOANS—0.18%
BankUnited Inc.	16,730	444,014
Capitol Federal Financial Inc.	83,989	987,711
First Niagara Financial Group Inc.	151,991	2,006,281
Hudson City Bancorp Inc.	237,367	1,944,036
New York Community Bancorp Inc.	219,126	3,284,699
People’s United Financial Inc.	188,654	2,535,510
TFS Financial Corp.(a)	39,956	386,774
Washington Federal Inc.	55,710	915,315

		12,504,340
SEMICONDUCTORS—2.63%
Advanced Micro Devices Inc.(a)(b)	308,095	2,153,584
Altera Corp.	161,444	7,482,929
Analog Devices Inc.	150,125	5,875,892
Applied Materials Inc.	660,483	8,592,884
Atmel Corp.(a)(b)	229,227	3,225,224
Avago Technologies Ltd.	95,846	3,642,148
Broadcom Corp. Class A(a)	268,602	9,035,771
Cree Inc.(a)(b)	54,885	1,843,587
Cypress Semiconductor Corp.(a)	84,125	1,778,403
Fairchild Semiconductor International Inc.(a)	63,883	1,067,485
Freescale Semiconductor Holdings I Ltd.(a)	21,715	399,339
Intel Corp.	2,656,485	58,867,708
International Rectifier Corp.(a)	34,983	978,475
Intersil Corp. Class A	63,031	809,948
IPG Photonics Corp.(a)	13,818	1,004,707
KLA-Tencor Corp.	84,124	3,405,340
Lam Research Corp.(a)(b)	62,385	2,762,408
Linear Technology Corp.	114,100	3,767,582
LSI Corp.(a)	303,580	2,161,490
Marvell Technology Group Ltd.(a)(b)	254,523	3,758,032
Maxim Integrated Products Inc.	147,986	3,782,522
MEMC Electronic Materials Inc.(a)	115,548	985,624
Microchip Technology Inc.	95,435	3,617,941
Micron Technology Inc.(a)	434,536	3,250,329
National Semiconductor Corp.	126,012	3,101,155
Novellus Systems Inc.(a)(b)	44,712	1,615,892
NVIDIA Corp.(a)	300,760	4,792,611
ON Semiconductor Corp.(a)(b)	222,892	2,333,679
PMC-Sierra Inc.(a)(b)	117,081	886,303
QLogic Corp.(a)(b)	52,561	836,771
Rovi Corp.(a)(b)	56,586	3,245,773
Silicon Laboratories Inc.(a)(b)	22,334	921,501

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Skyworks Solutions Inc.(a)(b)	94,828	2,179,147
Teradyne Inc.(a)	92,840	1,374,032
Texas Instruments Inc.	581,784	19,099,969
Varian Semiconductor Equipment Associates Inc.(a)(b)	37,798	2,322,309
Xilinx Inc.	133,085	4,853,610

		181,812,104
SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	24,469	844,181

		844,181
SOFTWARE—4.04%
Activision Blizzard Inc.	212,160	2,478,029
Adobe Systems Inc.(a)	252,749	7,948,956
Allscripts Healthcare Solutions Inc.(a)	95,369	1,852,066
ANSYS Inc.(a)(b)	46,010	2,515,367
Autodesk Inc.(a)	115,137	4,444,288
Automatic Data Processing Inc.	250,368	13,189,386
BMC Software Inc.(a)	88,611	4,847,022
Broadridge Financial Solutions Inc.	61,763	1,486,635
CA Inc.	192,208	4,390,031
Cerner Corp.(a)(b)	71,215	4,351,949
Citrix Systems Inc.(a)	94,191	7,535,280
Compuware Corp.(a)	109,424	1,067,978
Dun & Bradstreet Corp. (The)	24,769	1,871,050
Electronic Arts Inc.(a)	166,565	3,930,934
Emdeon Inc. Class A(a)	14,598	191,526
Fidelity National Information Services Inc.	131,452	4,047,407
Fiserv Inc.(a)	71,953	4,506,416
Global Payments Inc.	40,128	2,046,528
Informatica Corp.(a)(b)	53,000	3,096,790
Intuit Inc.(a)	151,602	7,862,080
Microsoft Corp.	3,718,096	96,670,496
MSCI Inc. Class A(a)	60,213	2,268,826
Nuance Communications Inc.(a)	119,388	2,563,260
Oracle Corp.	1,924,439	63,333,288
Paychex Inc.	161,898	4,973,507
Red Hat Inc.(a)(b)	96,710	4,438,989
Salesforce.com Inc.(a)	67,088	9,994,770
SEI Investments Co.	72,975	1,642,667
Solera Holdings Inc.	35,413	2,095,033
Total System Services Inc.	81,115	1,507,117
VeriFone Systems Inc.(a)	44,787	1,986,303
VMware Inc. Class A(a)	42,454	4,255,164

		279,389,138
TELECOMMUNICATIONS—5.02%
Acme Packet Inc.(a)	26,807	1,879,975
Amdocs Ltd.(a)	93,031	2,827,212
American Tower Corp. Class A(a)	198,724	10,399,227
AT&T Inc.	2,967,128	93,197,490
CenturyLink Inc.	300,892	12,165,064
Ciena Corp.(a)(b)	47,657	875,936
Cisco Systems Inc.	2,755,781	43,017,741
Clearwire Corp. Class A(a)(b)	90,093	340,552
Corning Inc.	786,573	14,276,300
Crown Castle International Corp.(a)	145,514	5,935,516
EchoStar Corp. Class A(a)	19,090	695,449
Frontier Communications Corp.	498,629	4,023,936
Harris Corp.	63,738	2,872,034

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

JDS Uniphase Corp.(a)	113,610	1,892,743
Juniper Networks Inc.(a)	267,084	8,413,146
Level 3 Communications Inc.(a)(b)	853,201	2,081,810
MetroPCS Communications Inc.(a)(b)	139,167	2,395,064
Motorola Mobility Holdings Inc.(a)	130,667	2,879,901
Motorola Solutions Inc.(a)	150,721	6,939,195
NeuStar Inc. Class A(a)	37,990	995,338
NII Holdings Inc.(a)(b)	85,273	3,613,870
Polycom Inc.(a)(b)	44,215	2,843,024
QUALCOMM Inc.	836,493	47,504,437
SBA Communications Corp. Class A(a)(b)	56,811	2,169,612
Sprint Nextel Corp.(a)	1,498,929	8,079,227
Telephone and Data Systems Inc.	45,284	1,407,427
Tellabs Inc.	182,268	840,255
tw telecom inc.(a)(b)	75,433	1,548,639
United States Cellular Corp.(a)(b)	7,247	350,900
Verizon Communications Inc.	1,417,465	52,772,222
Virgin Media Inc.	158,960	4,757,673
Windstream Corp.	255,511	3,311,423

		347,302,338
TEXTILES—0.06%
Cintas Corp.	63,367	2,093,012
Mohawk Industries Inc.(a)	28,424	1,705,156

		3,798,168
TOYS, GAMES & HOBBIES—0.11%
Hasbro Inc.	61,034	2,681,224
Mattel Inc.	174,151	4,787,411

		7,468,635
TRANSPORTATION—1.74%
Alexander & Baldwin Inc.	20,856	1,004,425
C.H. Robinson Worldwide Inc.	82,952	6,539,936
Con-way Inc.	27,787	1,078,413
CSX Corp.	552,520	14,487,074
Expeditors International of Washington Inc.	106,403	5,446,770
FedEx Corp.	158,154	15,000,906
J.B. Hunt Transport Services Inc.	45,802	2,156,816
Kansas City Southern Industries Inc.(a)(b)	54,985	3,262,260
Kirby Corp.(a)(b)	26,872	1,522,836
Landstar System Inc.	23,972	1,114,219
Norfolk Southern Corp.	176,973	13,260,587
Ryder System Inc.	25,705	1,461,329
Teekay Corp.	20,871	644,497
Union Pacific Corp.	245,767	25,658,075
United Parcel Service Inc. Class B	368,124	26,847,283
UTi Worldwide Inc.	51,415	1,012,361

		120,497,787
TRUCKING & LEASING—0.01%
GATX Corp.	23,276	864,005

		864,005
WATER—0.06%
American Water Works Co. Inc.	87,876	2,587,948

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

June 30, 2011

Aqua America Inc.	69,198	1,520,972

		4,108,920

TOTAL COMMON STOCKS
(Cost: $6,872,708,502)		6,907,257,283

SHORT-TERM INVESTMENTS—3.32%

MONEY MARKET FUNDS—3.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(e)(f)	208,803,992	208,803,992
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(e)(f)	17,545,875	17,545,875
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	3,422,312	3,422,312

		229,772,179

TOTAL SHORT-TERM INVESTMENTS
(Cost: $229,772,179)		229,772,179

TOTAL INVESTMENTS IN SECURITIES—103.20%
(Cost: $7,102,480,681)		7,137,029,462
Other Assets, Less Liabilities—(3.20)%		(221,076,995)

NET ASSETS—100.00%		$6,915,952,467

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.87%

ADVERTISING—0.24%
Interpublic Group of Companies Inc. (The)	362,546	$4,531,825
Lamar Advertising Co. Class A(a)	34,502	944,320
Omnicom Group Inc.	557,632	26,855,557

		32,331,702
AEROSPACE & DEFENSE—2.47%
Alliant Techsystems Inc.	4,397	313,638
BE Aerospace Inc.(a)(b)	182,078	7,430,603
Boeing Co. (The)	1,298,957	96,031,891
Goodrich Corp.	101,305	9,674,628
Lockheed Martin Corp.	495,712	40,137,801
Rockwell Collins Inc.	305,577	18,851,045
Spirit AeroSystems Holdings Inc. Class A(a)	47,907	1,053,954
TransDigm Group Inc.(a)	99,143	9,040,850
United Technologies Corp.	1,717,471	152,013,358

		334,547,768
AGRICULTURE—2.84%
Altria Group Inc.	3,097,715	81,810,653
Bunge Ltd.	75,059	5,175,318
Monsanto Co.	1,063,165	77,121,989
Philip Morris International Inc.	3,192,520	213,164,561
Reynolds American Inc.	202,767	7,512,517

		384,785,038
AIRLINES—0.22%
AMR Corp.(a)(b)	310,882	1,678,763
Copa Holdings SA Class A	50,115	3,344,675
Delta Air Lines Inc.(a)	1,008,363	9,246,689
Southwest Airlines Co.	276,391	3,156,385
United Continental Holdings Inc.(a)(b)	560,155	12,676,307

		30,102,819
APPAREL—1.00%
Coach Inc.	582,391	37,232,257
Deckers Outdoor Corp.(a)	76,723	6,762,365
Guess? Inc.	128,540	5,406,393
Hanesbrands Inc.(a)(b)	191,451	5,465,926
Nike Inc. Class B	708,182	63,722,216
Phillips-Van Heusen Corp.	17,654	1,155,807
Polo Ralph Lauren Corp.	124,564	16,518,432

		136,263,396
AUTO MANUFACTURERS—0.75%
Ford Motor Co.(a)	4,146,306	57,177,559
Navistar International Corp.(a)	77,817	4,393,548
PACCAR Inc.	724,942	37,037,287
Tesla Motors Inc.(a)(b)	101,486	2,956,287

		101,564,681

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

AUTO PARTS & EQUIPMENT—0.36%
BorgWarner Inc.(a)(b)	217,213	17,548,638
Goodyear Tire & Rubber Co. (The)(a)	484,282	8,121,409
Johnson Controls Inc.	340,481	14,184,439
Visteon Corp.(a)	5,583	381,933
WABCO Holdings Inc.(a)	133,839	9,242,921

		49,479,340
BANKS—0.14%
Wells Fargo & Co.	682,994	19,164,812

		19,164,812
BEVERAGES—4.15%
Brown-Forman Corp. Class B NVS	173,432	12,953,636
Coca-Cola Co. (The)	3,918,844	263,699,013
Coca-Cola Enterprises Inc.	493,851	14,410,572
Dr Pepper Snapple Group Inc.	439,093	18,411,170
Green Mountain Coffee Roasters Inc.(a)(b)	243,701	21,752,751
Hansen Natural Corp.(a)	138,867	11,241,284
PepsiCo Inc.	3,135,380	220,824,813

		563,293,239
BIOTECHNOLOGY—1.39%
Alexion Pharmaceuticals Inc.(a)(b)	364,654	17,149,678
Biogen Idec Inc.(a)	479,298	51,246,542
Celgene Corp.(a)	918,011	55,374,424
Charles River Laboratories International Inc.(a)	102,469	4,165,365
Human Genome Sciences Inc.(a)(b)	376,152	9,230,770
Illumina Inc.(a)	244,243	18,354,861
Life Technologies Corp.(a)	30,849	1,606,307
Myriad Genetics Inc.(a)(b)	170,067	3,862,222
Regeneron Pharmaceuticals Inc.(a)(b)	144,595	8,199,982
Vertex Pharmaceuticals Inc.(a)(b)	361,628	18,801,040

		187,991,191
BUILDING MATERIALS—0.12%
Armstrong World Industries Inc.	4,136	188,436
Lennox International Inc.	105,782	4,556,031
Martin Marietta Materials Inc.(b)	42,409	3,391,448
Masco Corp.	710,323	8,545,185

		16,681,100
CHEMICALS—3.45%
Air Products and Chemicals Inc.	420,320	40,174,186
Airgas Inc.	155,710	10,905,928
Albemarle Corp.	181,879	12,586,027
Celanese Corp. Series A	309,875	16,519,436
CF Industries Holdings Inc.	118,397	16,773,303
E.I. du Pont de Nemours and Co.	1,842,178	99,569,721
Eastman Chemical Co.	140,990	14,390,849
Ecolab Inc.	460,184	25,945,174
FMC Corp.	142,303	12,240,904
Huntsman Corp.	74,626	1,406,700
International Flavors & Fragrances Inc.	159,450	10,243,068
Intrepid Potash Inc.(a)	103,803	3,373,597
Kronos Worldwide Inc.	43,217	1,359,175

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

Lubrizol Corp.	127,528	17,123,185
LyondellBasell Industries NV Class A	42,239	1,627,046
Mosaic Co. (The)	546,547	37,017,628
PPG Industries Inc.	313,712	28,481,912
Praxair Inc.	601,786	65,227,585
Rockwood Holdings Inc.(a)	128,737	7,117,869
Sherwin-Williams Co. (The)	178,026	14,931,041
Sigma-Aldrich Corp.	241,657	17,732,791
Solutia Inc.(a)	242,564	5,542,587
Valspar Corp. (The)	24,168	871,498
W.R. Grace & Co.(a)	131,106	5,982,367
Westlake Chemical Corp.	8,325	432,067

		467,575,644
COAL—0.59%
Alpha Natural Resources Inc.(a)	252,099	11,455,379
Arch Coal Inc.	34,591	922,196
CONSOL Energy Inc.	449,558	21,794,572
Peabody Energy Corp.	537,031	31,636,496
Walter Energy Inc.	123,565	14,308,827

		80,117,470
COMMERCIAL SERVICES—2.13%
Aaron’s Inc.	115,699	3,269,654
Alliance Data Systems Corp.(a)(b)	101,206	9,520,448
Apollo Group Inc. Class A(a)	239,310	10,453,061
Booz Allen Hamilton Holding Corp.(a)	21,908	418,662
DeVry Inc.	110,934	6,559,527
Equifax Inc.	12,951	449,659
FleetCor Technologies Inc.(a)	29,415	871,861
Gartner Inc.(a)(b)	192,926	7,772,989
Genpact Ltd.(a)	193,781	3,340,784
Green Dot Corp. Class A(a)(b)	43,853	1,490,125
H&R Block Inc.	356,029	5,710,705
Hertz Global Holdings Inc.(a)	484,979	7,701,466
Iron Mountain Inc.	357,483	12,186,595
ITT Educational Services Inc.(a)(b)	55,677	4,356,168
KAR Auction Services Inc.(a)	11,321	214,080
Lender Processing Services Inc.	171,316	3,582,218
MasterCard Inc. Class A	212,765	64,114,605
McKesson Corp.	500,106	41,833,867
Moody’s Corp.	395,379	15,162,785
Morningstar Inc.	48,357	2,939,138
Pharmaceutical Product Development Inc.	198,339	5,323,419
Robert Half International Inc.	291,255	7,872,623
SAIC Inc.(a)	184,252	3,099,119
Towers Watson & Co. Class A	23,426	1,539,322
Verisk Analytics Inc. Class A(a)	198,465	6,870,858
Visa Inc. Class A	335,050	28,231,313
VistaPrint NV(a)	85,305	4,081,844
Weight Watchers International Inc.	57,510	4,340,280
Western Union Co.	1,254,155	25,120,725

		288,427,900
COMPUTERS—10.44%
Accenture PLC Class A	1,280,691	77,379,350
Apple Inc.(a)	1,834,340	615,732,908
Cadence Design Systems Inc.(a)	533,471	5,633,454
Cognizant Technology Solutions Corp. Class A(a)	603,507	44,261,203
Dell Inc.(a)	2,392,641	39,885,326

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

DST Systems Inc.	10,258	541,622
EMC Corp.(a)(b)	4,081,382	112,442,074
FactSet Research Systems Inc.(b)	91,521	9,364,429
Fortinet Inc.(a)(b)	237,831	6,490,408
IHS Inc. Class A(a)(b)	98,004	8,175,494
International Business Machines Corp.	2,402,529	412,153,850
MICROS Systems Inc.(a)	160,896	7,998,140
NCR Corp.(a)	247,273	4,670,987
NetApp Inc.(a)	729,709	38,514,041
Riverbed Technology Inc.(a)	304,468	12,053,888
Synopsys Inc.(a)	20,090	516,514
Teradata Corp.(a)	334,832	20,156,886

		1,415,970,574
COSMETICS & PERSONAL CARE—1.09%
Avon Products Inc.	853,317	23,892,876
Colgate-Palmolive Co.	874,734	76,460,499
Estee Lauder Companies Inc. (The) Class A	223,818	23,543,415
Procter & Gamble Co. (The)	370,966	23,582,309

		147,479,099
DISTRIBUTION & WHOLESALE—0.39%
Fastenal Co.(b)	584,887	21,050,083
Genuine Parts Co.	85,192	4,634,445
LKQ Corp.(a)(b)	289,381	7,549,951
W.W. Grainger Inc.	112,948	17,354,460
WESCO International Inc.(a)	40,347	2,182,369

		52,771,308
DIVERSIFIED FINANCIAL SERVICES—1.92%
Affiliated Managers Group Inc.(a)	73,720	7,478,894
American Express Co.	1,260,900	65,188,530
BlackRock Inc.(c)	90,251	17,311,044
CBOE Holdings Inc.	104,532	2,571,487
Charles Schwab Corp. (The)	1,991,530	32,760,668
Discover Financial Services	107,120	2,865,460
Eaton Vance Corp.	235,587	7,121,795
Federated Investors Inc. Class B(b)	145,217	3,461,973
Franklin Resources Inc.	287,385	37,730,777
Greenhill & Co. Inc.(b)	58,858	3,167,738
IntercontinentalExchange Inc.(a)	145,839	18,187,582
Lazard Ltd. Class A(b)	219,995	8,161,815
LPL Investment Holdings Inc.(a)	57,272	1,959,275
NASDAQ OMX Group Inc. (The)(a)	29,958	757,937
NYSE Euronext Inc.	160,465	5,499,136
T. Rowe Price Group Inc.	515,238	31,089,461
TD Ameritrade Holding Corp.	434,075	8,468,803
Waddell & Reed Financial Inc. Class A	171,278	6,225,955

		260,008,330
ELECTRIC—0.05%
ITC Holdings Corp.	101,235	7,265,636

		7,265,636
ELECTRICAL COMPONENTS & EQUIPMENT—0.74%
AMETEK Inc.	318,996	14,322,920
Emerson Electric Co.	1,491,011	83,869,369
General Cable Corp.(a)	53,706	2,286,801

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

GrafTech International Ltd.(a)	13,491	273,463

		100,752,553
ELECTRONICS—0.96%
Agilent Technologies Inc.(a)	690,292	35,280,824
Amphenol Corp. Class A	349,423	18,865,348
Arrow Electronics Inc.(a)	32,306	1,340,699
Dolby Laboratories Inc. Class A(a)(b)	105,343	4,472,864
FLIR Systems Inc.	316,747	10,677,541
Garmin Ltd.(b)	14,517	479,497
Gentex Corp.	283,138	8,559,262
Jabil Circuit Inc.	315,417	6,371,423
Mettler-Toledo International Inc.(a)(b)	63,760	10,754,399
National Instruments Corp.	180,125	5,347,911
Thomas & Betts Corp.(a)	25,164	1,355,081
Trimble Navigation Ltd.(a)	243,243	9,642,153
Waters Corp.(a)	181,774	17,403,043

		130,550,045
ENERGY - ALTERNATE SOURCES—0.12%
Covanta Holding Corp.	15,392	253,814
First Solar Inc.(a)(b)	118,095	15,620,426

		15,874,240
ENGINEERING & CONSTRUCTION—0.28%
AECOM Technology Corp.(a)(b)	105,923	2,895,935
Chicago Bridge & Iron Co. NV	114,522	4,454,906
Fluor Corp.	345,703	22,353,156
KBR Inc.	19,540	736,463
McDermott International Inc.(a)	407,098	8,064,611

		38,505,071
ENTERTAINMENT—0.07%
Bally Technologies Inc.(a)(b)	79,617	3,238,820
International Game Technology	305,768	5,375,401
Regal Entertainment Group Class A	53,400	659,490

		9,273,711
ENVIRONMENTAL CONTROL—0.21%
Nalco Holding Co.	244,081	6,787,893
Stericycle Inc.(a)	170,291	15,176,334
Waste Connections Inc.	197,361	6,262,264

		28,226,491
FOOD—1.67%
Campbell Soup Co.	266,390	9,203,774
ConAgra Foods Inc.	102,195	2,637,653
Corn Products International Inc.	122,325	6,762,126
Flowers Foods Inc.	222,067	4,894,346
General Mills Inc.	954,822	35,538,475
H.J. Heinz Co.	372,804	19,862,997
Hershey Co. (The)	224,906	12,785,906
Hormel Foods Corp.	144,575	4,309,781
Kellogg Co.	456,305	25,242,793
Kroger Co. (The)	901,046	22,345,941
McCormick & Co. Inc. NVS	179,771	8,911,248
Sara Lee Corp.	963,303	18,293,124

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

Sysco Corp.	1,157,386	36,087,295
Whole Foods Market Inc.	306,717	19,461,194

		226,336,653
FOREST PRODUCTS & PAPER—0.31%
International Paper Co.	183,861	5,482,735
Plum Creek Timber Co. Inc.(b)	193,693	7,852,314
Rayonier Inc.	160,938	10,517,299
Rock-Tenn Co. Class A	137,395	9,114,784
Temple-Inland Inc.	55,858	1,661,217
Weyerhaeuser Co.	309,814	6,772,534

		41,400,883
GAS—0.01%
National Fuel Gas Co.	23,948	1,743,414

		1,743,414
HAND & MACHINE TOOLS—0.04%
Kennametal Inc.	18,984	801,315
Lincoln Electric Holdings Inc.	102,737	3,683,121
Snap-on Inc.	20,892	1,305,332

		5,789,768
HEALTH CARE - PRODUCTS—3.66%
Baxter International Inc.	1,018,260	60,779,940
Becton, Dickinson and Co.	433,918	37,390,714
Bruker Corp.(a)	168,021	3,420,908
C.R. Bard Inc.	169,906	18,665,873
CareFusion Corp.(a)	138,724	3,769,131
Cooper Companies Inc. (The)	24,759	1,961,903
Covidien PLC	525,101	27,951,126
DENTSPLY International Inc.	113,928	4,338,378
Edwards Lifesciences Corp.(a)	227,477	19,831,445
Gen-Probe Inc.(a)	95,099	6,576,096
Henry Schein Inc.(a)(b)	96,802	6,930,055
Hill-Rom Holdings Inc.	113,524	5,226,645
IDEXX Laboratories Inc.(a)(b)	113,745	8,822,062
Intuitive Surgical Inc.(a)	77,921	28,995,183
Johnson & Johnson	1,109,214	73,784,915
Kinetic Concepts Inc.(a)	99,483	5,733,205
Medtronic Inc.	1,831,952	70,585,111
Patterson Companies Inc.	81,486	2,680,075
ResMed Inc.(a)(b)	303,322	9,387,816
Sirona Dental Systems Inc.(a)	110,607	5,873,232
St. Jude Medical Inc.	652,308	31,102,046
Stryker Corp.	621,870	36,497,550
TECHNE Corp.	73,643	6,139,617
Thoratec Corp.(a)	113,482	3,724,479
Varian Medical Systems Inc.(a)(b)	232,459	16,276,779

		496,444,284
HEALTH CARE - SERVICES—0.74%
AMERIGROUP Corp.(a)(b)	57,929	4,082,257
Brookdale Senior Living Inc.(a)	168,073	4,075,770
Covance Inc.(a)(b)	120,325	7,143,695
DaVita Inc.(a)	189,431	16,406,619
HCA Holdings Inc.(a)	160,350	5,291,550
Health Management Associates Inc. Class A(a)(b)	502,190	5,413,608

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

Laboratory Corp. of America Holdings(a)(b)	198,755	19,237,496
Lincare Holdings Inc.	187,867	5,498,867
MEDNAX Inc.(a)(b)	95,467	6,891,763
Quest Diagnostics Inc.	286,526	16,933,687
Tenet Healthcare Corp.(a)	53,472	333,665
Universal Health Services Inc. Class B	179,215	9,234,949

		100,543,926
HOME FURNISHINGS—0.10%
Harman International Industries Inc.	91,507	4,169,974
Tempur-Pedic International Inc.(a)	135,780	9,208,600

		13,378,574
HOUSEHOLD PRODUCTS & WARES—0.58%
Avery Dennison Corp.	13,158	508,294
Church & Dwight Co. Inc.	164,188	6,656,181
Clorox Co. (The)(b)	15,341	1,034,597
Fossil Inc.(a)(b)	103,793	12,218,512
Kimberly-Clark Corp.	682,680	45,439,181
Scotts Miracle-Gro Co. (The) Class A	77,867	3,995,356
Tupperware Brands Corp.	123,787	8,349,433

		78,201,554
HOUSEWARES—0.03%
Toro Co. (The)	61,570	3,724,985

		3,724,985
INSURANCE—0.03%
Erie Indemnity Co. Class A	54,872	3,880,548
Validus Holdings Ltd.	21,140	654,283

		4,534,831
INTERNET—4.68%
Akamai Technologies Inc.(a)	337,019	10,605,988
Amazon.com Inc.(a)	720,922	147,421,340
Ariba Inc.(a)	191,542	6,602,453
eBay Inc.(a)	1,248,247	40,280,931
Equinix Inc.(a)	92,911	9,385,869
Expedia Inc.	225,615	6,540,579
F5 Networks Inc.(a)	160,892	17,738,343
Google Inc. Class A(a)	499,228	252,799,075
LinkedIn Corp.(a)	17,839	1,607,115
Netflix Inc.(a)(b)	104,178	27,366,519
Priceline.com Inc.(a)(b)	98,480	50,414,866
Rackspace Hosting Inc.(a)	204,403	8,736,184
Symantec Corp.(a)	1,498,686	29,554,088
TIBCO Software Inc.(a)	329,148	9,551,875
VeriSign Inc.	334,181	11,181,696
WebMD Health Corp.(a)(b)	117,216	5,342,705

		635,129,626
IRON & STEEL—0.38%
AK Steel Holding Corp.	44,009	693,582
Allegheny Technologies Inc.	210,513	13,361,260
Carpenter Technology Corp.	87,316	5,036,387
Cliffs Natural Resources Inc.	269,075	24,875,984
Reliance Steel & Aluminum Co.	21,519	1,068,418

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

Schnitzer Steel Industries Inc. Class A	12,606	726,106
Steel Dynamics Inc.	316,074	5,136,202

		50,897,939
LEISURE TIME—0.24%
Harley-Davidson Inc.	468,669	19,201,369
Polaris Industries Inc.	64,219	7,139,226
Royal Caribbean Cruises Ltd.(a)	149,398	5,623,341

		31,963,936
LODGING—0.73%
Choice Hotels International Inc.	4,722	157,526
Hyatt Hotels Corp. Class A(a)	4,476	182,710
Las Vegas Sands Corp.(a)	777,945	32,837,059
Marriott International Inc. Class A	551,743	19,581,359
MGM Resorts International(a)	154,425	2,039,954
Starwood Hotels & Resorts Worldwide Inc.	386,948	21,684,566
Wynn Resorts Ltd.	157,144	22,556,450

		99,039,624
MACHINERY—2.69%
Babcock & Wilcox Co. (The)(a)	233,168	6,461,085
Bucyrus International Inc.	150,099	13,758,074
Caterpillar Inc.	1,278,811	136,142,219
Cummins Inc.	389,269	40,285,449
Deere & Co.	832,533	68,642,346
Flowserve Corp.	100,773	11,073,945
Gardner Denver Inc.	103,704	8,716,321
Graco Inc.	120,303	6,094,550
IDEX Corp.	147,306	6,753,980
Joy Global Inc.	207,853	19,795,920
Manitowoc Co. Inc. (The)	261,413	4,402,195
Nordson Corp.	120,349	6,601,143
Rockwell Automation Inc.	286,250	24,835,050
Wabtec Corp.	95,766	6,293,741
Zebra Technologies Corp. Class A(a)	108,381	4,570,427

		364,426,445
MANUFACTURING—3.31%
3M Co.	1,244,590	118,049,362
Carlisle Companies Inc.	9,971	490,872
Cooper Industries PLC	214,078	12,774,034
Danaher Corp.	1,089,338	57,724,021
Donaldson Co. Inc.	151,348	9,183,797
Dover Corp.	287,935	19,521,993
Eaton Corp.	256,505	13,197,182
Harsco Corp.	14,101	459,693
Honeywell International Inc.	1,561,104	93,026,187
Illinois Tool Works Inc.	826,374	46,681,867
Ingersoll-Rand PLC	521,005	23,658,837
Leggett & Platt Inc.	212,869	5,189,746
Pall Corp.	230,334	12,951,681
Parker Hannifin Corp.	132,535	11,893,691
Polypore International Inc.(a)	77,430	5,252,851
Roper Industries Inc.	190,220	15,845,326
SPX Corp.	27,720	2,291,335
Textron Inc.(b)	31,863	752,286

		448,944,761

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

MEDIA—2.95%
Cablevision NY Group Class A	430,872	15,601,875
CBS Corp. Class B NVS	205,622	5,858,171
Charter Communications Inc. Class A(a)	114,911	6,235,071
Comcast Corp. Class A	2,385,158	60,439,904
DIRECTV Class A(a)	1,522,975	77,397,589
Discovery Communications Inc. Series A(a)	552,561	22,632,898
DISH Network Corp. Class A(a)	298,140	9,143,954
John Wiley & Sons Inc. Class A	92,379	4,804,632
Liberty Global Inc. Series A(a)	486,552	21,914,302
McGraw-Hill Companies Inc. (The)	497,423	20,846,998
Nielsen Holdings NV(a)	137,635	4,288,707
Scripps Networks Interactive Inc. Class A	185,741	9,079,020
Sirius XM Radio Inc.(a)(b)	7,828,030	17,143,386
Thomson Reuters Corp.	352,164	13,227,280
Time Warner Cable Inc.	667,285	52,074,921
Viacom Inc. Class B NVS	1,160,634	59,192,334

		399,881,042
METAL FABRICATE & HARDWARE—0.43%
Precision Castparts Corp.	284,548	46,850,828
Timken Co. (The)	146,371	7,377,099
Valmont Industries Inc.	45,060	4,343,333

		58,571,260
MINING—1.01%
Allied Nevada Gold Corp.(a)	176,967	6,259,323
Compass Minerals International Inc.	65,207	5,612,366
Freeport-McMoRan Copper & Gold Inc.	1,879,090	99,403,861
Molycorp Inc.(a)(b)	111,165	6,787,735
Royal Gold Inc.	107,780	6,312,675
Southern Copper Corp.	337,210	11,084,093
Titanium Metals Corp.	90,295	1,654,204

		137,114,257
OIL & GAS—7.52%
Anadarko Petroleum Corp.	150,004	11,514,307
Apache Corp.	219,053	27,028,950
Atlas Energy Inc. Escrow(a)(d)	111,549	11,155
Atwood Oceanics Inc.(a)	32,119	1,417,411
Brigham Exploration Co.(a)(b)	232,206	6,949,926
Cabot Oil & Gas Corp.	207,218	13,740,625
Chevron Corp.	227,287	23,374,195
Cimarex Energy Co.	45,133	4,058,359
Cobalt International Energy Inc.(a)	218,599	2,979,504
Concho Resources Inc.(a)	205,062	18,834,945
Continental Resources Inc.(a)(b)	83,077	5,392,528
Denbury Resources Inc.(a)	664,053	13,281,060
Diamond Offshore Drilling Inc.	64,434	4,536,798
EOG Resources Inc.	532,465	55,669,216
EQT Corp.	104,458	5,486,134
EXCO Resources Inc.	270,782	4,779,302
Exxon Mobil Corp.	7,211,271	586,853,234
Forest Oil Corp.(a)	176,947	4,726,254
Frontier Oil Corp.	211,747	6,841,545
Helmerich & Payne Inc.	175,258	11,588,059
HollyFrontier Corp.	87,401	6,065,629
Kosmos Energy Ltd.(a)	54,866	931,625
Murphy Oil Corp.	58,703	3,854,439

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

Newfield Exploration Co.(a)	153,911	10,469,026
Noble Energy Inc.	70,355	6,305,919
Occidental Petroleum Corp.	464,377	48,313,783
Patterson-UTI Energy Inc.	34,019	1,075,341
Petrohawk Energy Corp.(a)	498,946	12,308,998
Pioneer Natural Resources Co.	187,828	16,823,754
QEP Resources Inc.	275,235	11,513,080
Quicksilver Resources Inc.(a)	16,196	239,053
Range Resources Corp.	318,770	17,691,735
Rowan Companies Inc.(a)	41,717	1,619,037
SandRidge Energy Inc.(a)(b)	813,283	8,669,597
SM Energy Co.	101,978	7,493,343
Southwestern Energy Co.(a)(b)	690,095	29,591,274
Ultra Petroleum Corp.(a)(b)	303,352	13,893,522
Whiting Petroleum Corp.(a)	232,814	13,249,445

		1,019,172,107
OIL & GAS SERVICES—3.23%
Baker Hughes Inc.	343,131	24,897,585
Cameron International Corp.(a)	358,200	18,013,878
CARBO Ceramics Inc.	38,039	6,198,455
Core Laboratories NV	90,479	10,092,028
Dresser-Rand Group Inc.(a)(b)	158,237	8,505,239
FMC Technologies Inc.(a)(b)	476,712	21,351,930
Halliburton Co.	1,815,014	92,565,714
Oceaneering International Inc.	215,289	8,719,204
Oil States International Inc.(a)(b)	85,450	6,828,310
RPC Inc.	85,043	2,086,955
Schlumberger Ltd.	2,691,623	232,556,227
Superior Energy Services Inc.(a)(b)	158,006	5,868,343
Tidewater Inc.	6,601	355,200

		438,039,068
PACKAGING & CONTAINERS—0.25%
Ball Corp.	333,172	12,813,795
Crown Holdings Inc.(a)	309,326	12,008,035
Packaging Corp. of America	182,797	5,116,488
Silgan Holdings Inc.	98,149	4,021,165

		33,959,483
PHARMACEUTICALS—4.28%
Abbott Laboratories	2,895,004	152,335,110
Allergan Inc.	604,565	50,330,036
AmerisourceBergen Corp.	543,432	22,498,085
Amylin Pharmaceuticals Inc.(a)	259,493	3,466,826
BioMarin Pharmaceutical Inc.(a)(b)	220,003	5,986,282
Cardinal Health Inc.	347,711	15,793,034
Catalyst Health Solutions Inc.(a)	84,495	4,716,511
Dendreon Corp.(a)(b)	289,272	11,408,888
Eli Lilly and Co.	671,156	25,188,485
Endo Pharmaceuticals Holdings Inc.(a)	231,182	9,286,581
Express Scripts Inc.(a)(b)	1,049,559	56,655,195
Gilead Sciences Inc.(a)	1,561,195	64,649,085
Herbalife Ltd.	236,521	13,633,070
Hospira Inc.(a)(b)	279,217	15,820,435
Mead Johnson Nutrition Co. Class A	74,173	5,010,386
Medco Health Solutions Inc.(a)	793,040	44,822,621
Mylan Inc.(a)	788,526	19,452,936
Perrigo Co.	164,617	14,464,896
Pharmasset Inc.(a)	73,756	8,275,423

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

SXC Health Solutions Corp.(a)(b)	122,737	7,231,664
United Therapeutics Corp.(a)	102,641	5,655,519
Warner Chilcott PLC Class A	306,790	7,402,843
Watson Pharmaceuticals Inc.(a)	236,584	16,260,418

		580,344,329
PIPELINES—0.27%
El Paso Corp.	1,435,328	28,993,626
Kinder Morgan Inc.	231,394	6,647,950
ONEOK Inc.	15,934	1,179,275

		36,820,851
REAL ESTATE—0.15%
CB Richard Ellis Group Inc. Class A(a)	579,534	14,552,099
Jones Lang LaSalle Inc.	65,991	6,222,951

		20,775,050
REAL ESTATE INVESTMENT TRUSTS—1.29%
Apartment Investment and Management Co. Class A	160,727	4,103,360
Boston Properties Inc.	237,110	25,171,598
Camden Property Trust	100,370	6,385,539
Corporate Office Properties Trust	44,426	1,382,093
Digital Realty Trust Inc.(b)	188,777	11,662,643
Equity Residential	42,663	2,559,780
Essex Property Trust Inc.	36,072	4,880,181
Federal Realty Investment Trust	93,336	7,950,360
Macerich Co. (The)	92,955	4,973,092
Public Storage	262,404	29,916,680
Simon Property Group Inc.	475,429	55,259,113
UDR Inc.	28,650	703,358
Ventas Inc.(b)	305,172	16,085,616
Vornado Realty Trust	40,200	3,745,836

		174,779,249
RETAIL—7.51%
Abercrombie & Fitch Co. Class A	149,774	10,022,876
Advance Auto Parts Inc.	154,431	9,032,669
AutoNation Inc.(a)(b)	40,059	1,466,560
AutoZone Inc.(a)	52,856	15,584,592
Bed Bath & Beyond Inc.(a)	494,169	28,844,645
Big Lots Inc.(a)	51,311	1,700,960
BJ’s Wholesale Club Inc.(a)	10,864	547,002
Brinker International Inc.	155,073	3,793,086
CarMax Inc.(a)	73,917	2,444,435
Chico’s FAS Inc.	232,768	3,545,057
Chipotle Mexican Grill Inc.(a)(b)	61,727	19,023,644
Copart Inc.(a)	118,091	5,503,041
Costco Wholesale Corp.	866,552	70,398,684
Darden Restaurants Inc.	270,621	13,466,101
Dick’s Sporting Goods Inc.(a)	186,803	7,182,575
Dollar General Corp.(a)(b)	196,458	6,657,962
Dollar Tree Inc.(a)	242,551	16,158,748
DSW Inc. Class A(a)	39,622	2,005,269
Family Dollar Stores Inc.	242,598	12,750,951
Home Depot Inc. (The)	1,911,466	69,233,299
J. Crew Group Inc. Escrow(a)(d)	108,839	11
Kohl’s Corp.	487,360	24,372,874
Limited Brands Inc.	528,021	20,302,407
Macy’s Inc.	104,729	3,062,276

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

McDonald’s Corp.	2,058,135	173,541,943
MSC Industrial Direct Co. Inc. Class A	87,870	5,826,660
Nordstrom Inc.	323,505	15,185,325
O’Reilly Automotive Inc.(a)(b)	273,480	17,915,675
Panera Bread Co. Class A(a)	57,552	7,231,984
PetSmart Inc.	224,923	10,204,756
Ross Stores Inc.	233,094	18,675,491
Sally Beauty Holdings Inc.(a)	174,446	2,983,027
Starbucks Corp.	1,486,903	58,717,799
Target Corp.	72,450	3,398,629
Tiffany & Co.	253,330	19,891,472
TJX Companies Inc. (The)	765,880	40,231,676
Tractor Supply Co.	143,306	9,584,305
Ulta Salon, Cosmetics & Fragrance Inc.(a)	89,943	5,808,519
Under Armour Inc. Class A(a)	72,206	5,582,246
Urban Outfitters Inc.(a)(b)	238,486	6,713,381
Wal-Mart Stores Inc.	2,675,106	142,155,133
Walgreen Co.	1,714,212	72,785,441
Williams-Sonoma Inc.	108,497	3,959,056
Yum! Brands Inc.	923,497	51,013,974

		1,018,506,216
SAVINGS & LOANS—0.02%
Hudson City Bancorp Inc.	94,979	777,878
People’s United Financial Inc.	139,921	1,880,538

		2,658,416
SEMICONDUCTORS—2.61%
Advanced Micro Devices Inc.(a)(b)	1,219,244	8,522,516
Altera Corp.	639,160	29,625,066
Analog Devices Inc.	594,355	23,263,055
Applied Materials Inc.	164,736	2,143,215
Atmel Corp.(a)(b)	849,398	11,951,030
Avago Technologies Ltd.	379,463	14,419,594
Broadcom Corp. Class A(a)	1,063,405	35,772,944
Cree Inc.(a)(b)	12,823	430,725
Cypress Semiconductor Corp.(a)	333,307	7,046,110
Freescale Semiconductor Holdings I Ltd.(a)(b)	53,565	985,060
Intersil Corp. Class A	124,091	1,594,569
IPG Photonics Corp.(a)(b)	54,661	3,974,401
KLA-Tencor Corp.	257,450	10,421,576
Lam Research Corp.(a)(b)	246,942	10,934,592
Linear Technology Corp.	451,735	14,916,290
LSI Corp.(a)	362,814	2,583,236
Maxim Integrated Products Inc.	585,889	14,975,323
MEMC Electronic Materials Inc.(a)	270,571	2,307,971
Microchip Technology Inc.(b)	377,835	14,323,725
National Semiconductor Corp.	470,422	11,577,085
NVIDIA Corp.(a)(b)	1,190,731	18,974,298
ON Semiconductor Corp.(a)	882,130	9,235,901
PMC-Sierra Inc.(a)	26,418	199,984
QLogic Corp.(a)(b)	169,578	2,699,682
Rovi Corp.(a)(b)	224,019	12,849,730
Silicon Laboratories Inc.(a)(b)	79,222	3,268,700
Skyworks Solutions Inc.(a)(b)	375,272	8,623,750

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

Texas Instruments Inc.	1,462,593	48,016,928
Varian Semiconductor Equipment Associates Inc.(a)(b)	149,591	9,190,871
Xilinx Inc.	526,894	19,215,824

		354,043,751
SOFTWARE—7.73%
Adobe Systems Inc.(a)	1,000,642	31,470,191
Allscripts Healthcare Solutions Inc.(a)(b)	304,134	5,906,282
ANSYS Inc.(a)	182,109	9,955,899
Autodesk Inc.(a)	455,838	17,595,347
Automatic Data Processing Inc.	991,211	52,216,995
BMC Software Inc.(a)	350,814	19,189,526
Broadridge Financial Solutions Inc.	231,003	5,560,242
Cerner Corp.(a)(b)	282,273	17,249,703
Citrix Systems Inc.(a)	372,905	29,832,400
Compuware Corp.(a)	317,333	3,097,170
Dun & Bradstreet Corp. (The)	98,002	7,403,071
Electronic Arts Inc.(a)	659,443	15,562,855
Emdeon Inc. Class A(a)	3,123	40,974
Fiserv Inc.(a)	228,180	14,290,913
Global Payments Inc.	158,789	8,098,239
Informatica Corp.(a)(b)	209,819	12,259,724
Intuit Inc.(a)	600,197	31,126,216
Microsoft Corp.	14,719,936	382,718,336
MSCI Inc. Class A(a)	238,303	8,979,257
Nuance Communications Inc.(a)	472,555	10,145,756
Oracle Corp.	7,618,856	250,736,551
Paychex Inc.	589,690	18,115,277
Red Hat Inc.(a)	382,882	17,574,284
Salesforce.com Inc.(a)(b)	265,602	39,569,386
SEI Investments Co.	289,129	6,508,294
Solera Holdings Inc.	140,139	8,290,623
VeriFone Systems Inc.(a)	177,225	7,859,929
VMware Inc. Class A(a)	168,081	16,846,759

		1,048,200,199
TELECOMMUNICATIONS—3.19%
Acme Packet Inc.(a)	106,066	7,438,408
American Tower Corp. Class A(a)	786,754	41,170,837
Ciena Corp.(a)(b)	188,455	3,463,803
Clearwire Corp. Class A(a)(b)	308,701	1,166,890
Crown Castle International Corp.(a)	576,100	23,499,119
Harris Corp.	67,872	3,058,312
JDS Uniphase Corp.(a)	449,510	7,488,837
Juniper Networks Inc.(a)	1,057,396	33,307,974
MetroPCS Communications Inc.(a)	550,805	9,479,354
NeuStar Inc. Class A(a)	145,528	3,812,834
NII Holdings Inc.(a)	295,405	12,519,264
Polycom Inc.(a)(b)	175,026	11,254,172
QUALCOMM Inc.	3,311,676	188,070,080
SBA Communications Corp. Class A(a)(b)	224,827	8,586,143
tw telecom inc.(a)(b)	255,535	5,246,133
Verizon Communications Inc.	1,268,253	47,217,059
Virgin Media Inc.	629,333	18,835,937
Windstream Corp.	561,426	7,276,081

		432,891,237

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

June 30, 2011

TOYS, GAMES & HOBBIES—0.18%
Hasbro Inc.	241,595	10,613,269
Mattel Inc.	512,280	14,082,577

		24,695,846
TRANSPORTATION—1.93%
C.H. Robinson Worldwide Inc.	328,411	25,891,923
Con-way Inc.	10,460	405,953
CSX Corp.	2,187,440	57,354,677
Expeditors International of Washington Inc.	421,254	21,563,992
FedEx Corp.	36,316	3,444,573
J.B. Hunt Transport Services Inc.	181,254	8,535,251
Kansas City Southern Industries Inc.(a)(b)	163,258	9,686,097
Kirby Corp.(a)(b)	75,486	4,277,792
Landstar System Inc.	94,980	4,414,670
Union Pacific Corp.	158,595	16,557,318
United Parcel Service Inc. Class B	1,457,407	106,288,692
UTi Worldwide Inc.	183,666	3,616,384

		262,037,322
WATER—0.00%
Aqua America Inc.	28,277	621,528

		621,528

TOTAL COMMON STOCKS
(Cost: $11,468,722,001)		13,544,615,572

SHORT-TERM INVESTMENTS—4.18%

MONEY MARKET FUNDS—4.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(e)(f)	517,127,130	517,127,130
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(e)(f)	43,454,380	43,454,380
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	6,419,019	6,419,019

		567,000,529

TOTAL SHORT-TERM INVESTMENTS
(Cost: $567,000,529)		567,000,529

TOTAL INVESTMENTS IN SECURITIES—104.05%
(Cost: $12,035,722,530)		14,111,616,101
Other Assets, Less Liabilities—(4.05)%		(549,518,911)

NET ASSETS—100.00%		$13,562,097,190

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.08%
Clear Channel Outdoor Holdings Inc. Class A(a)	68,294	$867,334
Interpublic Group of Companies Inc. (The)	510,502	6,381,275
Lamar Advertising Co. Class A(a)	67,977	1,860,530

		9,109,139
AEROSPACE & DEFENSE—1.39%
Alliant Techsystems Inc.	52,307	3,731,058
BE Aerospace Inc.(a)(b)	8,900	363,209
Boeing Co. (The)	139,207	10,291,574
General Dynamics Corp.	555,056	41,362,773
Goodrich Corp.	123,155	11,761,303
L-3 Communications Holdings Inc.	177,097	15,487,133
Lockheed Martin Corp.	60,657	4,911,397
Northrop Grumman Corp.	489,207	33,926,505
Raytheon Co.	595,399	29,680,640
Spirit AeroSystems Holdings Inc. Class A(a)	155,340	3,417,480
United Technologies Corp.	82,482	7,300,482

		162,233,554
AGRICULTURE—1.10%
Altria Group Inc.	889,221	23,484,327
Archer-Daniels-Midland Co.	1,066,116	32,143,397
Bunge Ltd.(b)	182,548	12,586,685
Lorillard Inc.	240,276	26,158,848
Philip Morris International Inc.	282,682	18,874,677
Reynolds American Inc.	388,709	14,401,668

		127,649,602
AIRLINES—0.19%
AMR Corp.(a)(b)	294,914	1,592,536
Copa Holdings SA Class A	11,768	785,396
Delta Air Lines Inc.(a)	563,184	5,164,397
Southwest Airlines Co.	1,088,625	12,432,098
United Continental Holdings Inc.(a)(b)	82,514	1,867,292

		21,841,719
APPAREL—0.18%
Phillips-Van Heusen Corp.	84,820	5,553,165
VF Corp.	145,589	15,805,142

		21,358,307
AUTO MANUFACTURERS—0.72%
Ford Motor Co.(a)	2,733,315	37,692,414
General Motors Co.(a)	1,270,065	38,559,173
Navistar International Corp.(a)	55,323	3,123,537
Oshkosh Corp.(a)	152,002	4,398,938

		83,774,062
AUTO PARTS & EQUIPMENT—0.62%
Autoliv Inc.	148,789	11,672,497

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

Federal-Mogul Corp. Class A(a)	32,663	745,697
Johnson Controls Inc.	846,935	35,283,312
Lear Corp.	175,467	9,383,975
TRW Automotive Holdings Corp.(a)(b)	169,927	10,030,791
Visteon Corp.(a)	80,532	5,509,194

		72,625,466
BANKS—7.36%
Associated Banc-Corp	289,199	4,019,866
Bank of America Corp.	16,928,275	185,533,894
Bank of Hawaii Corp.	79,610	3,703,457
Bank of New York Mellon Corp. (The)	2,074,668	53,152,994
BB&T Corp.	1,164,103	31,244,525
BOK Financial Corp.	42,703	2,338,843
CapitalSource Inc.	539,333	3,478,698
City National Corp.	77,727	4,216,690
Comerica Inc.	294,974	10,197,251
Commerce Bancshares Inc.	123,433	5,307,619
Cullen/Frost Bankers Inc.	88,931	5,055,727
East West Bancorp Inc.	248,163	5,015,374
Fifth Third Bancorp	1,537,048	19,597,362
First Citizens BancShares Inc. Class A	9,058	1,695,839
First Horizon National Corp.	439,430	4,192,162
First Republic Bank San Francisco(a)(b)	122,564	3,956,366
Fulton Financial Corp.	332,508	3,561,161
Huntington Bancshares Inc.	1,440,782	9,451,530
KeyCorp	1,586,673	13,216,986
M&T Bank Corp.	209,996	18,469,148
Marshall & Ilsley Corp.	885,427	7,056,853
Northern Trust Corp.	363,440	16,703,702
PNC Financial Services Group Inc. (The)(c)	879,315	52,415,967
Popular Inc.(a)	1,708,040	4,714,190
Regions Financial Corp.	2,096,722	12,999,676
State Street Corp.	842,210	37,975,249
SunTrust Banks Inc.	897,868	23,164,995
Synovus Financial Corp.	1,322,916	2,751,665
TCF Financial Corp.	265,377	3,662,203
U.S. Bancorp	3,218,869	82,113,348
Valley National Bancorp	283,437	3,857,578
Wells Fargo & Co.	7,642,260	214,441,816
Zions Bancorporation(b)	306,753	7,365,140

		856,627,874
BEVERAGES—0.19%
Brown-Forman Corp. Class B NVS	25,157	1,878,976
Coca-Cola Enterprises Inc.	126,924	3,703,642
Constellation Brands Inc. Class A(a)	303,219	6,313,020
Molson Coors Brewing Co. Class B NVS	223,985	10,021,089

		21,916,727
BIOTECHNOLOGY—1.02%
Amgen Inc.(a)	1,553,295	90,634,763
Bio-Rad Laboratories Inc. Class A(a)	33,024	3,941,745
Life Technologies Corp.(a)	272,355	14,181,525
QIAGEN NV(a)	389,967	7,417,172
Vertex Pharmaceuticals Inc.(a)(b)	39,515	2,054,385

		118,229,590

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

BUILDING MATERIALS—0.11%
Armstrong World Industries Inc.	31,660	1,442,430
Martin Marietta Materials Inc.	40,391	3,230,068
Owens Corning(a)	208,269	7,778,847

		12,451,345
CHEMICALS—1.09%
Ashland Inc.	132,048	8,532,942
Cabot Corp.	109,425	4,362,775
CF Industries Holdings Inc.	19,672	2,786,932
Cytec Industries Inc.	82,115	4,696,157
Dow Chemical Co. (The)	1,964,081	70,706,916
Huntsman Corp.	259,176	4,885,468
LyondellBasell Industries NV Class A	488,316	18,809,932
Rockwood Holdings Inc.(a)(b)	5,912	326,874
RPM International Inc.	217,646	5,010,211
Valspar Corp. (The)	139,752	5,039,457
W.R. Grace & Co.(a)(b)	12,238	558,420
Westlake Chemical Corp.	26,319	1,365,956

		127,082,040
COAL—0.12%
Alpha Natural Resources Inc.(a)	165,948	7,540,677
Arch Coal Inc.	245,178	6,536,446

		14,077,123
COMMERCIAL SERVICES—0.99%
Aaron’s Inc.	36,167	1,022,079
Booz Allen Hamilton Holding Corp.(a)	20,430	390,417
Career Education Corp.(a)(b)	102,948	2,177,350
CoreLogic Inc.(a)	161,767	2,703,127
Corrections Corp. of America(a)	179,043	3,876,281
DeVry Inc.	21,476	1,269,876
Education Management Corp.(a)(b)	64,195	1,536,828
Equifax Inc.	194,490	6,752,693
Genpact Ltd.(a)	47,324	815,866
H&R Block Inc.	209,857	3,366,106
KAR Auction Services Inc.(a)(b)	38,569	729,340
Manpower Inc.	137,170	7,359,171
Monster Worldwide Inc.(a)(b)	215,809	3,163,760
Quanta Services Inc.(a)(b)	359,852	7,269,010
R.R. Donnelley & Sons Co.	346,254	6,790,041
SAIC Inc.(a)(b)	326,376	5,489,644
Service Corp. International	398,499	4,654,468
Towers Watson & Co. Class A	75,971	4,992,054
Verisk Analytics Inc. Class A(a)	31,575	1,093,127
Visa Inc. Class A	591,522	49,841,644

		115,292,882
COMPUTERS—1.77%
Brocade Communications Systems Inc.(a)(b)	788,335	5,092,644
Computer Sciences Corp.	258,799	9,824,010
Dell Inc.(a)	721,998	12,035,707
Diebold Inc.	108,951	3,378,570
DST Systems Inc.	49,987	2,639,314
Hewlett-Packard Co.	3,615,167	131,592,079
Lexmark International Inc. Class A(a)(b)	132,201	3,868,201
NCR Corp.(a)	56,622	1,069,590

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

SanDisk Corp.(a)	399,010	16,558,915
Synopsys Inc.(a)(b)	227,874	5,858,640
Western Digital Corp.(a)(b)	387,816	14,108,746

		206,026,416
COSMETICS & PERSONAL CARE—2.44%
Colgate-Palmolive Co.	79,967	6,989,916
Procter & Gamble Co. (The)	4,350,690	276,573,363

		283,563,279
DISTRIBUTION & WHOLESALE—0.18%
Genuine Parts Co.	190,857	10,382,621
Ingram Micro Inc. Class A(a)(b)	268,705	4,874,308
Tech Data Corp.(a)(b)	77,700	3,798,753
WESCO International Inc.(a)(b)	37,975	2,054,068

		21,109,750
DIVERSIFIED FINANCIAL SERVICES—7.84%
Affiliated Managers Group Inc.(a)	24,853	2,521,337
Air Lease Corp.(a)	58,031	1,409,573
American Express Co.	693,540	35,856,018
Ameriprise Financial Inc.	405,177	23,370,609
BlackRock Inc.(c)	77,709	14,905,363
Capital One Financial Corp.	767,175	39,639,932
CIT Group Inc.(a)	334,625	14,810,503
Citigroup Inc.	4,854,794	202,153,622
CME Group Inc.	112,070	32,678,491
Discover Financial Services	822,023	21,989,115
E*TRADE Financial Corp.(a)	418,671	5,777,660
Federated Investors Inc. Class B(b)	28,671	683,517
Goldman Sachs Group Inc. (The)	864,960	115,117,527
Interactive Brokers Group Inc. Class A	60,934	953,617
Invesco Ltd.	773,219	18,093,325
Janus Capital Group Inc.	310,719	2,933,187
Jefferies Group Inc.	225,313	4,596,385
JPMorgan Chase & Co.	6,638,415	271,776,710
Legg Mason Inc.	248,260	8,132,998
LPL Investment Holdings Inc.(a)(b)	9,000	307,890
Morgan Stanley	2,580,760	59,383,288
NASDAQ OMX Group Inc. (The)(a)	181,204	4,584,461
NYSE Euronext Inc.	301,874	10,345,222
Raymond James Financial Inc.	169,927	5,463,153
SLM Corp.	880,137	14,795,103

		912,278,606
ELECTRIC—6.02%
AES Corp. (The)(a)	1,096,155	13,965,015
Alliant Energy Corp.	185,143	7,527,914
Ameren Corp.	402,413	11,605,591
American Electric Power Co. Inc.	805,312	30,344,156
Calpine Corp.(a)	585,516	9,444,373
CenterPoint Energy Inc.	709,903	13,736,623
CMS Energy Corp.	421,100	8,291,459
Consolidated Edison Inc.	489,183	26,044,103
Constellation Energy Group Inc.	310,810	11,798,348
Dominion Resources Inc.	962,062	46,438,733
DPL Inc.	195,147	5,885,634
DTE Energy Co.	282,588	14,135,052
Duke Energy Corp.	2,224,473	41,886,827

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

Edison International	544,997	21,118,634
Entergy Corp.	297,717	20,328,117
Exelon Corp.	1,106,733	47,412,442
FirstEnergy Corp.	699,025	30,861,954
GenOn Energy Inc.(a)	1,287,393	4,969,337
Great Plains Energy Inc.	226,853	4,702,663
Hawaiian Electric Industries Inc.	159,057	3,826,911
Integrys Energy Group Inc.	130,657	6,773,259
MDU Resources Group Inc.	315,061	7,088,872
NextEra Energy Inc.	705,042	40,511,713
Northeast Utilities	294,984	10,374,587
NRG Energy Inc.(a)	402,312	9,888,829
NSTAR	172,847	7,947,505
NV Energy Inc.	393,593	6,041,653
OGE Energy Corp.	163,380	8,221,282
Pepco Holdings Inc.	376,740	7,395,406
PG&E Corp.	665,277	27,961,592
Pinnacle West Capital Corp.	181,933	8,110,573
PPL Corp.	964,892	26,852,944
Progress Energy Inc.	492,538	23,646,749
Public Service Enterprise Group Inc.	845,764	27,605,737
SCANA Corp.	192,250	7,568,882
Southern Co.	1,418,696	57,286,944
TECO Energy Inc.	358,679	6,775,446
Westar Energy Inc.	189,714	5,105,204
Wisconsin Energy Corp.	390,074	12,228,820
Xcel Energy Inc.	810,018	19,683,437

		701,393,320
ELECTRICAL COMPONENTS & EQUIPMENT—0.26%
Energizer Holdings Inc.(a)(b)	116,286	8,414,455
General Cable Corp.(a)(b)	41,881	1,783,293
GrafTech International Ltd.(a)(b)	202,564	4,105,972
Hubbell Inc. Class B	100,569	6,531,957
Molex Inc.(b)	225,565	5,812,810
SunPower Corp. Class A(a)(b)	165,247	3,194,224

		29,842,711
ELECTRONICS—0.69%
Arrow Electronics Inc.(a)(b)	165,566	6,870,989
Avnet Inc.(a)	254,933	8,127,264
AVX Corp.	80,348	1,224,504
Garmin Ltd.(b)	167,168	5,521,559
Itron Inc.(a)	67,740	3,262,358
Jabil Circuit Inc.	55,911	1,129,402
PerkinElmer Inc.	188,176	5,063,816
Thermo Fisher Scientific Inc.(a)(b)	640,376	41,233,811
Thomas & Betts Corp.(a)(b)	66,332	3,571,978
Vishay Intertechnology Inc.(a)(b)	253,813	3,817,348

		79,823,029
ENERGY - ALTERNATE SOURCES—0.03%
Covanta Holding Corp.	189,103	3,118,308

		3,118,308
ENGINEERING & CONSTRUCTION—0.29%
AECOM Technology Corp.(a)(b)	109,807	3,002,123
Chicago Bridge & Iron Co. NV	70,326	2,735,682
Jacobs Engineering Group Inc.(a)(b)	211,616	9,152,392

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

KBR Inc.	236,476	8,912,781
McDermott International Inc.(a)	48,937	969,442
Shaw Group Inc. (The)(a)(b)	120,495	3,640,154
URS Corp.(a)(b)	131,237	5,871,543

		34,284,117
ENTERTAINMENT—0.13%
Bally Technologies Inc.(a)	5,046	205,271
DreamWorks Animation SKG Inc. Class A(a)(b)	119,137	2,394,654
International Game Technology	243,231	4,276,001
Madison Square Garden Inc. Class A(a)	100,558	2,768,362
Penn National Gaming Inc.(a)(b)	113,260	4,568,908
Regal Entertainment Group Class A	90,303	1,115,242

		15,328,438
ENVIRONMENTAL CONTROL—0.41%
Nalco Holding Co.	26,145	727,093
Republic Services Inc.	537,025	16,567,221
Waste Connections Inc.	23,497	745,560
Waste Management Inc.	792,674	29,542,960

		47,582,834
FOOD—1.88%
Campbell Soup Co.	71,941	2,485,562
ConAgra Foods Inc.	596,361	15,392,077
Corn Products International Inc.	24,619	1,360,938
Dean Foods Co.(a)(b)	305,690	3,750,816
General Mills Inc.	262,064	9,754,022
H.J. Heinz Co.	223,396	11,902,539
Hershey Co. (The)	64,417	3,662,107
Hormel Foods Corp.(b)	107,412	3,201,952
J.M. Smucker Co. (The)	193,544	14,794,503
Kellogg Co.	26,678	1,475,827
Kraft Foods Inc. Class A	2,760,641	97,257,382
Kroger Co. (The)	254,012	6,299,498
McCormick & Co. Inc. NVS	69,885	3,464,199
Ralcorp Holdings Inc.(a)	91,851	7,952,460
Safeway Inc.	590,908	13,809,520
Sara Lee Corp.	165,971	3,151,789
Smithfield Foods Inc.(a)	277,108	6,060,352
SUPERVALU Inc.(b)	354,021	3,331,338
Tyson Foods Inc. Class A	502,220	9,753,112

		218,859,993
FOREST PRODUCTS & PAPER—0.48%
Domtar Corp.	68,456	6,484,152
International Paper Co.	576,636	17,195,285
MeadWestvaco Corp.	283,163	9,432,160
Plum Creek Timber Co. Inc.(b)	107,295	4,349,739
Temple-Inland Inc.	133,761	3,978,052
Weyerhaeuser Co.	638,117	13,949,238

		55,388,626
GAS—0.64%
AGL Resources Inc.	131,753	5,363,665
Atmos Energy Corp.	150,744	5,012,238
Energen Corp.	120,284	6,796,046
National Fuel Gas Co.	117,837	8,578,533

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

NiSource Inc.	466,547	9,447,577
Sempra Energy	400,533	21,180,185
Southern Union Co.	208,107	8,355,496
UGI Corp.	186,307	5,941,330
Vectren Corp.	136,365	3,799,129

		74,474,199
HAND & MACHINE TOOLS—0.31%
Kennametal Inc.	120,551	5,088,458
Lincoln Electric Holdings Inc.	54,330	1,947,730
Regal Beloit Corp.	64,471	4,304,729
Snap-on Inc.	79,551	4,970,346
Stanley Black & Decker Inc.	281,257	20,264,567

		36,575,830
HEALTH CARE - PRODUCTS—3.07%
Alere Inc.(a)(b)	142,687	5,225,198
Baxter International Inc.	95,176	5,681,055
Boston Scientific Corp.(a)	2,557,394	17,671,592
CareFusion Corp.(a)	256,158	6,959,813
Cooper Companies Inc. (The)	56,313	4,462,242
Covidien PLC	386,433	20,569,829
DENTSPLY International Inc.	139,062	5,295,481
Henry Schein Inc.(a)	72,516	5,191,420
Hill-Rom Holdings Inc.	9,904	455,980
Hologic Inc.(a)	436,421	8,802,612
Johnson & Johnson	3,645,165	242,476,376
Kinetic Concepts Inc.(a)(b)	22,909	1,320,246
Medtronic Inc.	244,646	9,426,210
Patterson Companies Inc.	103,704	3,410,825
Zimmer Holdings Inc.(a)(b)	321,128	20,295,290

		357,244,169
HEALTH CARE - SERVICES—1.93%
Aetna Inc.	634,405	27,970,916
AMERIGROUP Corp.(a)	24,445	1,722,639
Brookdale Senior Living Inc.(a)	21,135	512,524
Community Health Systems Inc.(a)(b)	158,492	4,070,075
Coventry Health Care Inc.(a)(b)	247,337	9,020,380
HCA Holdings Inc.(a)	86,256	2,846,448
Health Net Inc.(a)	151,019	4,846,200
Humana Inc.	281,633	22,682,722
LifePoint Hospitals Inc.(a)	87,581	3,422,665
Quest Diagnostics Inc.	21,542	1,273,132
Tenet Healthcare Corp.(a)(b)	772,016	4,817,380
UnitedHealth Group Inc.	1,810,086	93,364,236
WellPoint Inc.	613,463	48,322,481

		224,871,798
HOLDING COMPANIES - DIVERSIFIED—0.10%
Leucadia National Corp.	329,746	11,244,339

		11,244,339
HOME BUILDERS—0.25%
D.R. Horton Inc.	466,844	5,378,043
Lennar Corp. Class A	267,347	4,852,348
NVR Inc.(a)	9,813	7,119,135
Pulte Group Inc.(a)	569,822	4,364,837

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

Thor Industries Inc.	73,769	2,127,498
Toll Brothers Inc.(a)(b)	244,992	5,081,134

		28,922,995
HOME FURNISHINGS—0.10%
Harman International Industries Inc.	39,643	1,806,532
Whirlpool Corp.	127,210	10,344,717

		12,151,249
HOUSEHOLD PRODUCTS & WARES—0.45%
Avery Dennison Corp.	167,291	6,462,451
Church & Dwight Co. Inc.	100,450	4,072,243
Clorox Co. (The)	209,614	14,136,368
Fortune Brands Inc.	257,275	16,406,427
Jarden Corp.	153,082	5,282,860
Kimberly-Clark Corp.	81,288	5,410,529
Scotts Miracle-Gro Co. (The) Class A	10,310	529,006

		52,299,884
HOUSEWARES—0.07%
Newell Rubbermaid Inc.	485,925	7,667,897

		7,667,897
INSURANCE—7.71%
ACE Ltd.	563,794	37,108,921
Aflac Inc.	781,564	36,483,408
Alleghany Corp.(a)	11,034	3,675,536
Allied World Assurance Co. Holdings Ltd.	63,261	3,642,568
Allstate Corp. (The)	874,331	26,693,325
American Financial Group Inc.	134,145	4,787,635
American International Group Inc.(a)	739,208	21,673,579
American National Insurance Co.	11,471	889,003
Aon Corp.	552,572	28,346,944
Arch Capital Group Ltd.(a)(b)	220,203	7,028,880
Arthur J. Gallagher & Co.	184,339	5,261,035
Aspen Insurance Holdings Ltd.	118,111	3,038,996
Assurant Inc.	161,053	5,841,392
Assured Guaranty Ltd.	307,310	5,012,226
Axis Capital Holdings Ltd.	215,970	6,686,431
Berkshire Hathaway Inc. Class B(a)	2,924,452	226,323,340
Brown & Brown Inc.	194,158	4,982,094
Chubb Corp. (The)	488,986	30,615,413
CIGNA Corp.	452,498	23,271,972
Cincinnati Financial Corp.	244,084	7,122,371
CNA Financial Corp.	44,493	1,292,522
Endurance Specialty Holdings Ltd.(b)	67,599	2,793,867
Everest Re Group Ltd.(b)	76,660	6,266,955
Fidelity National Financial Inc. Class A	372,582	5,864,441
Genworth Financial Inc. Class A(a)	818,626	8,415,475
Hanover Insurance Group Inc. (The)	75,834	2,859,700
Hartford Financial Services Group Inc. (The)	744,972	19,644,912
HCC Insurance Holdings Inc.	189,721	5,976,212
Lincoln National Corp.	523,109	14,903,375
Loews Corp.	529,904	22,303,659
Markel Corp.(a)(b)	16,209	6,431,893
Marsh & McLennan Companies Inc.	916,900	28,598,111
MBIA Inc.(a)(b)	246,712	2,143,927
Mercury General Corp.	44,644	1,762,992
MetLife Inc.	1,372,235	60,199,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

Old Republic International Corp.	432,645	5,083,579
PartnerRe Ltd.	112,679	7,757,949
Principal Financial Group Inc.	537,856	16,361,580
Progressive Corp. (The)	1,096,614	23,445,607
Protective Life Corp.	143,018	3,308,006
Prudential Financial Inc.	812,091	51,640,867
Reinsurance Group of America Inc.	123,339	7,506,412
RenaissanceRe Holdings Ltd.	86,359	6,040,812
StanCorp Financial Group Inc.	75,490	3,184,923
Torchmark Corp.	126,925	8,140,970
Transatlantic Holdings Inc.	104,249	5,109,244
Travelers Companies Inc. (The)	699,881	40,859,053
Unitrin Inc.	83,444	2,475,783
Unum Group	513,628	13,087,241
Validus Holdings Ltd.	110,978	3,434,769
W.R. Berkley Corp.	190,737	6,187,508
White Mountains Insurance Group Ltd.	11,483	4,824,697
XL Group PLC	516,346	11,349,285

		897,741,344
INTERNET—0.78%
Akamai Technologies Inc.(a)(b)	28,048	882,671
AOL Inc.(a)(b)	178,448	3,543,977
eBay Inc.(a)	874,797	28,229,699
Expedia Inc.	134,105	3,887,704
IAC/InterActiveCorp(a)	134,262	5,124,780
Liberty Media Corp. - Liberty Interactive Group Series A(a)	1,006,222	16,874,343
Yahoo! Inc.(a)(b)	2,177,621	32,751,420

		91,294,594
INVESTMENT COMPANIES—0.10%
American Capital Ltd.(a)	588,499	5,843,795
Ares Capital Corp.	341,683	5,490,846

		11,334,641
IRON & STEEL—0.37%
AK Steel Holding Corp.	147,013	2,316,925
Nucor Corp.	528,663	21,791,489
Reliance Steel & Aluminum Co.	106,764	5,300,833
Schnitzer Steel Industries Inc. Class A	26,315	1,515,744
Steel Dynamics Inc.	98,341	1,598,041
United States Steel Corp.	239,924	11,046,101

		43,569,133
LEISURE TIME—0.29%
Carnival Corp.	712,885	26,825,863
Royal Caribbean Cruises Ltd.(a)(b)	99,564	3,747,589
WMS Industries Inc.(a)(b)	95,542	2,935,050

		33,508,502
LODGING—0.17%
Choice Hotels International Inc.	43,832	1,462,235
Hyatt Hotels Corp. Class A(a)	69,984	2,856,747
MGM Resorts International(a)(b)	457,946	6,049,467
Wyndham Worldwide Corp.	283,661	9,545,193

		19,913,642

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

MACHINERY—0.14%
AGCO Corp.(a)(b)	158,222	7,809,838
CNH Global NV(a)	44,163	1,706,900
Flowserve Corp.	8,401	923,186
IDEX Corp.	14,391	659,827
Terex Corp.(a)(b)	182,889	5,203,192

		16,302,943
MANUFACTURING—4.34%
3M Co.	138,721	13,157,687
AptarGroup Inc.	112,165	5,870,716
Carlisle Companies Inc.	93,760	4,615,805
Cooper Industries PLC	95,277	5,685,178
Crane Co.	81,293	4,016,687
Dover Corp.	69,129	4,686,946
Eaton Corp.	354,577	18,242,987
General Electric Co.	17,717,300	334,148,278
Harsco Corp.	122,772	4,002,367
Illinois Tool Works Inc.	49,140	2,775,919
Ingersoll-Rand PLC(b)	114,404	5,195,086
ITT Corp.	308,078	18,155,036
Leggett & Platt Inc.	59,391	1,447,952
Parker Hannifin Corp.	159,116	14,279,070
Pentair Inc.	164,241	6,628,767
SPX Corp.	61,791	5,107,644
Teleflex Inc.	67,202	4,103,354
Textron Inc.(b)	434,824	10,266,195
Trinity Industries Inc.	133,327	4,650,446
Tyco International Ltd.	783,551	38,730,926

		505,767,046
MEDIA—3.39%
CBS Corp. Class B NVS	944,797	26,917,266
Comcast Corp. Class A	2,598,774	65,852,933
DISH Network Corp. Class A(a)	83,174	2,550,947
Gannett Co. Inc.	401,213	5,745,370
Liberty Media Corp. - Liberty Capital Group Series A(a)(b)	118,583	10,168,492
Liberty Media Corp. - Starz Series A(a)	87,045	6,549,266
McGraw-Hill Companies Inc. (The)	90,011	3,772,361
News Corp. Class A NVS	3,835,483	67,888,049
Nielsen Holdings NV(a)	18,710	583,004
Thomson Reuters Corp.	331,420	12,448,135
Time Warner Inc.	1,789,075	65,068,658
Walt Disney Co. (The)	3,157,794	123,280,278
Washington Post Co. (The) Class B	8,340	3,494,043

		394,318,802
METAL FABRICATE & HARDWARE— 0.03%
Commercial Metals Co.	192,621	2,764,111
Timken Co. (The)	22,747	1,146,449

		3,910,560
MINING—0.70%
Alcoa Inc.	1,778,217	28,202,522
Newmont Mining Corp.	812,640	43,858,181
Titanium Metals Corp.	66,544	1,219,086

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

Vulcan Materials Co.	215,452	8,301,365

		81,581,154
OFFICE & BUSINESS EQUIPMENT—0.27%
Pitney Bowes Inc.	305,470	7,022,755
Xerox Corp.	2,343,089	24,391,557

		31,414,312
OIL & GAS—10.67%
Anadarko Petroleum Corp.	704,905	54,108,508
Apache Corp.	456,150	56,284,348
Atlas Energy Inc. Escrow(a)(d)	37,542	3,754
Atwood Oceanics Inc.(a)(b)	67,452	2,976,657
Chesapeake Energy Corp.	1,099,191	32,634,981
Chevron Corp.	3,166,860	325,679,882
Cimarex Energy Co.	104,764	9,420,379
Cobalt International Energy Inc.(a)	13,590	185,232
ConocoPhillips	2,361,434	177,556,222
Denbury Resources Inc.(a)(b)	111,991	2,239,820
Devon Energy Corp.	706,743	55,698,416
Diamond Offshore Drilling Inc.	60,627	4,268,747
EQT Corp.	136,296	7,158,266
EXCO Resources Inc.	20,894	368,779
Exxon Mobil Corp.	2,156,161	175,468,382
Forest Oil Corp.(a)(b)	40,767	1,088,887
Helmerich & Payne Inc.	11,625	768,645
Hess Corp.	506,959	37,900,255
Kosmos Energy Ltd.(a)	8,749	148,558
Marathon Oil Corp.	1,189,859	62,681,772
Murphy Oil Corp.	274,173	18,002,199
Nabors Industries Ltd.(a)	479,531	11,815,644
Newfield Exploration Co.(a)(b)	94,914	6,456,050
Noble Energy Inc.	235,846	21,138,877
Occidental Petroleum Corp.	966,934	100,599,813
Patterson-UTI Energy Inc.	229,237	7,246,182
Petrohawk Energy Corp.(a)	87,176	2,150,632
Pioneer Natural Resources Co.	36,815	3,297,520
Plains Exploration & Production Co.(a)(b)	235,291	8,969,293
QEP Resources Inc.	63,400	2,652,022
Quicksilver Resources Inc.(a)(b)	183,689	2,711,250
Rowan Companies Inc.(a)	177,603	6,892,772
SM Energy Co.	20,384	1,497,816
Sunoco Inc.	202,105	8,429,800
Tesoro Corp.(a)	239,927	5,496,728
Unit Corp.(a)(b)	69,921	4,260,286
Valero Energy Corp.	953,611	24,383,833

		1,242,641,207
OIL & GAS SERVICES—0.87%
Baker Hughes Inc.	437,327	31,732,447
Cameron International Corp.(a)	107,525	5,407,432
National Oilwell Varco Inc.	706,874	55,284,615
Oil States International Inc.(a)(b)	13,590	1,085,977
SEACOR Holdings Inc.	36,126	3,611,155
Tidewater Inc.	81,018	4,359,579

		101,481,205
PACKAGING & CONTAINERS—0.26%
Bemis Co. Inc.	175,767	5,937,409

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

Greif Inc. Class A	63,742	4,145,142
Owens-Illinois Inc.(a)(b)	273,692	7,063,990
Packaging Corp. of America	16,322	456,853
Sealed Air Corp.	267,268	6,358,306
Sonoco Products Co.	166,353	5,912,186

		29,873,886
PHARMACEUTICALS—5.70%
Abbott Laboratories	158,229	8,326,010
Bristol-Myers Squibb Co.	2,850,208	82,542,024
Cardinal Health Inc.	292,508	13,285,713
Cephalon Inc.(a)(b)	127,197	10,163,040
Eli Lilly and Co.	1,142,641	42,883,317
Forest Laboratories Inc.(a)(b)	478,790	18,835,599
Hospira Inc.(a)(b)	45,082	2,554,346
Mead Johnson Nutrition Co. Class A	279,338	18,869,282
Merck & Co. Inc.	5,156,505	181,973,061
Mylan Inc.(a)	69,649	1,718,241
Omnicare Inc.	193,469	6,169,726
Pfizer Inc.	13,199,575	271,911,245
VCA Antech Inc.(a)	144,226	3,057,591
Warner Chilcott PLC Class A	24,914	601,175
Watson Pharmaceuticals Inc.(a)(b)	12,012	825,585

		663,715,955
PIPELINES—0.70%
El Paso Corp.	75,716	1,529,463
Kinder Morgan Inc.	90,339	2,595,440
ONEOK Inc.	165,338	12,236,665
Questar Corp.	296,164	5,245,065
Spectra Energy Corp.	1,086,344	29,776,689
Williams Companies Inc. (The)	983,137	29,739,894

		81,123,216
REAL ESTATE—0.09%
Forest City Enterprises Inc. Class A(a)	229,072	4,276,774
Howard Hughes Corp. (The)(a)	35,819	2,329,668
Jones Lang LaSalle Inc.	16,106	1,518,796
St. Joe Co. (The)(a)(b)	108,588	2,262,974

		10,388,212
REAL ESTATE INVESTMENT TRUSTS—3.19%
Alexandria Real Estate Equities Inc.	103,076	7,980,144
American Capital Agency Corp.	214,983	6,258,155
Annaly Capital Management Inc.(b)	1,359,911	24,532,794
Apartment Investment and Management Co. Class A	64,210	1,639,281
AvalonBay Communities Inc.	146,090	18,757,956
Boston Properties Inc.	43,479	4,615,731
Brandywine Realty Trust	225,856	2,617,671
BRE Properties Inc. Class A	124,527	6,211,407
Camden Property Trust	32,658	2,077,702
Chimera Investment Corp.	1,714,003	5,930,450
CommonWealth REIT	120,392	3,110,929
Corporate Office Properties Trust	81,273	2,528,403
Developers Diversified Realty Corp.	360,515	5,083,261
Douglas Emmett Inc.	207,619	4,129,542
Duke Realty Corp.	421,571	5,906,210
Equity Residential	456,630	27,397,800
Essex Property Trust Inc.	24,037	3,251,966

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

Federal Realty Investment Trust	25,358	2,159,994
General Growth Properties Inc.	940,572	15,698,147
HCP Inc.	678,902	24,908,914
Health Care REIT Inc.(b)	295,898	15,513,932
Hospitality Properties Trust(b)	206,010	4,995,742
Host Hotels & Resorts Inc.(b)	1,148,062	19,459,651
Kimco Realty Corp.	679,062	12,657,716
Liberty Property Trust(b)	192,122	6,259,335
Macerich Co. (The)	140,242	7,502,947
Mack-Cali Realty Corp.	145,087	4,779,166
Nationwide Health Properties Inc.	211,379	8,753,204
Piedmont Office Realty Trust Inc. Class A	288,266	5,877,744
ProLogis Inc.	709,399	25,424,860
Public Storage	13,590	1,549,396
Realty Income Corp.(b)	211,646	7,088,025
Regency Centers Corp.	150,014	6,596,116
Senior Housing Properties Trust(b)	236,749	5,542,294
Simon Property Group Inc.	89,596	10,413,743
SL Green Realty Corp.	135,111	11,196,649
Taubman Centers Inc.	93,255	5,520,696
UDR Inc.	292,615	7,183,698
Vornado Realty Trust	274,175	25,547,626
Weingarten Realty Investors	201,498	5,069,690

		371,728,687
RETAIL—3.50%
Abercrombie & Fitch Co. Class A	20,511	1,372,596
American Eagle Outfitters Inc.	325,203	4,146,338
AutoNation Inc.(a)(b)	34,664	1,269,049
Best Buy Co. Inc.	529,604	16,634,862
Big Lots Inc.(a)	82,331	2,729,273
BJ’s Wholesale Club Inc.(a)	82,121	4,134,792
Brinker International Inc.	11,013	269,378
CarMax Inc.(a)	314,710	10,407,460
Chico’s FAS Inc.	98,195	1,495,510
CVS Caremark Corp.	2,265,376	85,132,830
Dillard’s Inc. Class A	56,647	2,953,575
DSW Inc. Class A(a)(b)	2,607	131,940
Foot Locker Inc.	258,170	6,134,119
GameStop Corp. Class A(a)(b)	235,752	6,287,506
Gap Inc. (The)	673,823	12,196,196
Home Depot Inc. (The)	1,060,078	38,396,025
J.C. Penney Co. Inc.	275,864	9,528,343
Kohl’s Corp.	74,628	3,732,146
Lowe’s Companies Inc.	2,175,506	50,711,045
Macy’s Inc.	624,180	18,251,023
RadioShack Corp.	176,975	2,355,537
Sally Beauty Holdings Inc.(a)	11,710	200,241
Sears Holdings Corp.(a)(b)	64,520	4,609,309
Signet Jewelers Ltd.(a)	144,905	6,783,003
Staples Inc.	1,193,278	18,853,792
Target Corp.	1,090,404	51,150,852
Wal-Mart Stores Inc.	711,641	37,816,603
Walgreen Co.	85,551	3,632,495
Wendy’s/Arby’s Group Inc. Class A	527,924	2,676,575
Williams-Sonoma Inc.	83,897	3,061,401

		407,053,814
SAVINGS & LOANS—0.34%
BankUnited Inc.	55,831	1,481,755
Capitol Federal Financial Inc.	279,501	3,286,932

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

First Niagara Financial Group Inc.	505,983	6,678,975
Hudson City Bancorp Inc.	710,354	5,817,799
New York Community Bancorp Inc.	729,828	10,940,122
People’s United Financial Inc.	512,000	6,881,280
TFS Financial Corp.(a)	133,307	1,290,412
Washington Federal Inc.	185,373	3,045,678

		39,422,953
SEMICONDUCTORS—2.65%
Applied Materials Inc.	2,065,164	26,867,784
Atmel Corp.(a)	48,871	687,615
Cree Inc.(a)(b)	171,922	5,774,860
Fairchild Semiconductor International Inc.(a)	212,945	3,558,311
Freescale Semiconductor Holdings I Ltd.(a)(b)	27,385	503,610
Intel Corp.	8,857,599	196,284,394
International Rectifier Corp.(a)	116,414	3,256,099
Intersil Corp. Class A	105,228	1,352,180
KLA-Tencor Corp.	63,587	2,574,002
LSI Corp.(a)	705,451	5,022,811
Marvell Technology Group Ltd.(a)(b)	847,718	12,516,556
MEMC Electronic Materials Inc.(a)	156,874	1,338,135
Micron Technology Inc.(a)	1,447,243	10,825,378
National Semiconductor Corp.	23,922	588,720
Novellus Systems Inc.(a)(b)	149,020	5,385,583
PMC-Sierra Inc.(a)(b)	367,287	2,780,363
QLogic Corp.(a)(b)	32,183	512,353
Silicon Laboratories Inc.(a)(b)	7,641	315,268
Teradyne Inc.(a)	309,438	4,579,682
Texas Instruments Inc.	708,836	23,271,086

		307,994,790
SHIPBUILDING—0.02%
Huntington Ingalls Industries Inc.(a)	81,389	2,807,921

		2,807,921
SOFTWARE—0.42%
Activision Blizzard Inc.	706,448	8,251,313
Allscripts Healthcare Solutions Inc.(a)	61,585	1,195,981
Broadridge Financial Solutions Inc.	11,510	277,046
CA Inc.	640,173	14,621,551
Compuware Corp.(a)	97,232	948,984
Emdeon Inc. Class A(a)(b)	46,065	604,373
Fidelity National Information Services Inc.	437,833	13,480,878
Fiserv Inc.(a)	47,688	2,986,699
Paychex Inc.	43,123	1,324,738
Total System Services Inc.	270,379	5,023,642

		48,715,205
TELECOMMUNICATIONS—6.81%
Amdocs Ltd.(a)	309,803	9,414,913
AT&T Inc.	9,893,220	310,746,040
CenturyLink Inc.	1,003,433	40,568,796
Cisco Systems Inc.	9,188,823	143,437,527
Clearwire Corp. Class A(a)(b)	40,761	154,077
Corning Inc.	2,623,048	47,608,321
EchoStar Corp. Class A(a)	63,678	2,319,790
Frontier Communications Corp.	1,660,763	13,402,357
Harris Corp.	155,155	6,991,284
Level 3 Communications Inc.(a)(b)	2,843,841	6,938,972

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

Motorola Mobility Holdings Inc.(a)	435,143	9,590,552
Motorola Solutions Inc.(a)	503,089	23,162,218
NII Holdings Inc.(a)(b)	35,516	1,505,168
Sprint Nextel Corp.(a)	5,001,972	26,960,629
Telephone and Data Systems Inc.	150,948	4,691,464
Tellabs Inc.	606,243	2,794,780
tw telecom inc.(a)(b)	36,445	748,216
United States Cellular Corp.(a)(b)	24,182	1,170,892
Verizon Communications Inc.	3,658,220	136,195,531
Windstream Corp.	378,699	4,907,939

		793,309,466
TEXTILES—0.11%
Cintas Corp.	210,944	6,967,480
Mohawk Industries Inc.(a)	94,734	5,683,093

		12,650,573
TOYS, GAMES & HOBBIES—0.03%
Mattel Inc.	149,057	4,097,577

		4,097,577
TRANSPORTATION—1.56%
Alexander & Baldwin Inc.	69,418	3,343,171
Con-way Inc.	83,690	3,248,009
FedEx Corp.	496,822	47,123,567
Kansas City Southern Industries Inc.(a)(b)	45,796	2,717,077
Kirby Corp.(a)(b)	26,050	1,476,253
Norfolk Southern Corp.	590,172	44,221,588
Ryder System Inc.	85,682	4,871,022
Teekay Corp.	69,649	2,150,761
Union Pacific Corp.	685,948	71,612,971
UTi Worldwide Inc.	16,545	325,771

		181,090,190
TRUCKING & LEASING—0.02%
GATX Corp.	77,418	2,873,756

		2,873,756
WATER—0.11%
American Water Works Co. Inc.	292,615	8,617,512
Aqua America Inc.	206,878	4,547,178

		13,164,690

TOTAL COMMON STOCKS
(Cost: $11,600,847,638)		11,623,111,193

SHORT-TERM INVESTMENTS—2.48%

MONEY MARKET FUNDS—2.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(e)(f)	261,514,986	261,514,986
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(e)(f)	21,975,199	21,975,199

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

June 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	5,231,299	5,231,299

		288,721,484

TOTAL SHORT-TERM INVESTMENTS
(Cost: $288,721,484)		288,721,484

TOTAL INVESTMENTS IN SECURITIES—102.32%
(Cost: $11,889,569,122)		11,911,832,677
Other Assets, Less Liabilities—(2.32)%		(270,450,165)

NET ASSETS—100.00%		$11,641,382,512

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.90%

ADVERTISING—0.12%
APAC Customer Services Inc.(a)	421,304	$2,245,550
Harte-Hanks Inc.	584,311	4,744,605
Marchex Inc. Class B	282,063	2,504,720
MDC Partners Inc.	330,985	5,977,589
Valuevision Media Inc. Class A(a)	540,190	4,132,454

		19,604,918
AEROSPACE & DEFENSE—1.32%
AAR Corp.	528,506	14,317,228
AeroVironment Inc.(a)(b)	226,027	7,990,054
Curtiss-Wright Corp.	617,062	19,974,297
Ducommun Inc.	140,624	2,892,636
Esterline Technologies Corp.(a)	403,734	30,845,278
GenCorp Inc.(a)(b)	779,697	5,005,655
HEICO Corp.(b)	552,625	30,250,692
Kaman Corp.	347,679	12,332,174
Kratos Defense & Security Solutions Inc.(a)	315,014	3,830,570
LMI Aerospace Inc.(a)(b)	120,657	2,947,651
Moog Inc. Class A(a)	602,718	26,230,287
Orbital Sciences Corp.(a)	777,439	13,099,847
Teledyne Technologies Inc.(a)	487,545	24,552,766
Triumph Group Inc.	249,302	24,825,493

		219,094,628
AGRICULTURE—0.30%
Alico Inc.	46,824	1,199,631
Alliance One International Inc.(a)(b)	1,159,641	3,745,640
Andersons Inc. (The)	246,326	10,407,273
Cadiz Inc.(a)(b)	162,135	1,760,786
Griffin Land & Nurseries Inc.	32,948	1,070,481
Limoneira Co.(b)	104,818	2,367,839
MGP Ingredients Inc.	158,724	1,382,486
Tejon Ranch Co.(a)	187,859	6,405,992
Universal Corp.	306,586	11,549,095
Vector Group Ltd.(b)	606,751	10,794,100

		50,683,323
AIRLINES—0.61%
Alaska Air Group Inc.(a)	474,940	32,514,392
Allegiant Travel Co.(a)(b)	195,721	9,688,190
Hawaiian Holdings Inc.(a)	670,581	3,822,312
JetBlue Airways Corp.(a)(b)	3,274,811	19,976,347
Republic Airways Holdings Inc.(a)(b)	642,710	3,509,197
SkyWest Inc.	700,252	10,545,795
Spirit Airlines Inc.(a)	205,780	2,467,302
US Airways Group Inc.(a)(b)	2,153,256	19,185,511

		101,709,046
APPAREL—1.60%
Carter’s Inc.(a)(b)	653,270	20,094,585
Cherokee Inc.	112,297	1,927,017
Columbia Sportswear Co.	161,810	10,258,754

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Crocs Inc.(a)	1,134,219	29,206,139
Delta Apparel Inc.(a)	93,510	1,589,670
G-III Apparel Group Ltd.(a)(b)	217,994	7,516,433
Iconix Brand Group Inc.(a)	968,529	23,438,402
Jones Group Inc. (The)	1,157,467	12,558,517
K-Swiss Inc. Class A(a)(b)	348,664	3,706,298
Liz Claiborne Inc.(a)(b)	1,254,296	6,710,484
Maidenform Brands Inc.(a)(b)	312,642	8,647,678
Oxford Industries Inc.	170,425	5,753,548
Perry Ellis International Inc.(a)(b)	171,165	4,321,916
Quiksilver Inc.(a)	1,719,575	8,082,003
R.G. Barry Corp.	113,457	1,279,795
SKECHERS U.S.A. Inc. Class A(a)(b)	494,349	7,158,174
Steven Madden Ltd.(a)(b)	502,315	18,841,836
Timberland Co. Class A(a)	527,151	22,651,678
True Religion Apparel Inc.(a)	341,391	9,927,650
Unifi Inc.(a)	183,885	2,537,613
Warnaco Group Inc. (The)(a)	583,446	30,485,053
Weyco Group Inc.	94,562	2,326,225
Wolverine World Wide Inc.	658,445	27,490,079

		266,509,547
AUTO MANUFACTURERS—0.08%
Force Protection Inc.(a)	943,877	4,686,349
Wabash National Corp.(a)	907,613	8,504,334

		13,190,683
AUTO PARTS & EQUIPMENT—1.21%
Accuride Corp.(a)	533,977	6,744,129
American Axle & Manufacturing Holdings Inc.(a)	890,717	10,136,359
Amerigon Inc.(a)(b)	293,610	5,102,942
Commercial Vehicle Group Inc.(a)	379,945	5,391,420
Cooper Tire & Rubber Co.	821,530	16,258,079
Dana Holding Corp.(a)(b)	1,936,811	35,443,641
Dorman Products Inc.(a)(b)	143,588	5,683,213
Douglas Dynamics Inc.	246,062	3,885,319
Exide Technologies Inc.(a)	1,035,323	7,909,868
Fuel Systems Solutions Inc.(a)(b)	219,646	5,480,168
Meritor Inc.(a)	1,255,727	20,141,861
Miller Industries Inc.	156,151	2,918,462
Modine Manufacturing Co.(a)	616,381	9,473,776
Motorcar Parts of America Inc.(a)	159,298	2,391,063
Spartan Motors Inc.	440,200	2,377,080
Standard Motor Products Inc.	261,854	3,988,036
Superior Industries International Inc.	310,487	6,864,868
Tenneco Inc.(a)(b)	801,291	35,312,894
Titan International Inc.(b)	556,749	13,506,731
Tower International Inc.(a)(b)	88,486	1,565,317

		200,575,226
BANKS—5.54%
1st Source Corp.	202,363	4,197,009
1st United Bancorp Inc.(a)	359,437	2,235,698
Alliance Financial Corp.	62,628	1,912,033
Ameris Bancorp(a)	312,743	2,774,030
Ames National Corp.	109,471	1,987,993
Arrow Financial Corp.	130,200	3,185,994
BancFirst Corp.	89,602	3,458,637
Banco Latinoamericano de Comercio Exterior SA Class E	367,960	6,373,067
Bancorp Inc. (The)(a)	389,250	4,067,662
Bancorp Rhode Island Inc.	49,783	2,256,166
BancorpSouth Inc.	1,110,401	13,780,076

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Bank Mutual Corp.	607,180	2,228,351
Bank of Kentucky Financial Corp.	76,029	1,693,166
Bank of Marin Bancorp	71,085	2,514,276
Bank of the Ozarks Inc.	187,363	9,754,118
Banner Corp.	218,261	3,819,567
Boston Private Financial Holdings Inc.	1,016,553	6,688,919
Bridge Bancorp Inc.(b)	88,896	1,891,707
Bridge Capital Holdings(a)(b)	120,737	1,337,766
Bryn Mawr Bank Corp.	131,370	2,660,243
Camden National Corp.	102,445	3,361,220
Capital Bank Corp.(a)(b)	184,632	644,366
Capital City Bank Group Inc.(b)	153,705	1,577,013
Cardinal Financial Corp.	384,737	4,212,870
Cascade Bancorp(a)(b)	79,175	799,668
Cathay General Bancorp	1,046,192	17,147,087
Center Bancorp Inc.(b)	159,565	1,665,859
Center Financial Corp.(a)	469,711	2,982,665
CenterState Banks Inc.	396,519	2,743,911
Central Pacific Financial Corp.(a)(b)	192,633	2,696,862
Century Bancorp Inc. Class A	45,509	1,204,168
Chemical Financial Corp.	362,425	6,799,093
Citizens & Northern Corp.	162,918	2,455,174
City Holding Co.	202,157	6,677,246
CNB Financial Corp.	162,259	2,253,778
CoBiz Financial Inc.	434,196	2,839,642
Columbia Banking System Inc.	523,072	9,007,300
Community Bank System Inc.	489,749	12,140,878
Community Trust Bancorp Inc.	182,818	5,067,715
CVB Financial Corp.	1,182,618	10,939,216
Eagle Bancorp Inc.(a)(b)	221,274	2,942,944
Encore Bancshares Inc.(a)	111,430	1,339,389
Enterprise Bancorp Inc.	76,869	1,158,416
Enterprise Financial Services Corp.	212,255	2,871,810
F.N.B. Corp.	1,685,419	17,444,087
Financial Institutions Inc.	182,919	3,003,530
First Bancorp (North Carolina)	199,352	2,041,364
First Bancorp Inc. (Maine)	117,868	1,751,518
First Busey Corp.	1,017,628	5,383,252
First Commonwealth Financial Corp.	1,390,499	7,981,464
First Community Bancshares Inc.	211,918	2,966,852
First Financial Bancorp	770,995	12,867,907
First Financial Bankshares Inc.(b)	415,924	14,328,582
First Financial Corp.	147,978	4,844,800
First Interstate BancSystem Inc.	208,140	3,067,984
First Merchants Corp.	342,167	3,058,973
First Midwest Bancorp Inc.	986,619	12,125,548
First of Long Island Corp. (The)	100,777	2,810,671
FirstMerit Corp.	1,450,370	23,945,609
Franklin Financial Corp.(a)	183,338	2,211,056
German American Bancorp Inc.	166,890	2,767,036
Glacier Bancorp Inc.	951,759	12,829,711
Great Southern Bancorp Inc.(b)	134,157	2,542,275
Hampton Roads Bankshares Inc.(a)(b)	129,605	1,283,090
Hancock Holding Co.	631,270	19,556,745
Hanmi Financial Corp.(a)	1,997,059	2,136,853
Heartland Financial USA Inc.(b)	175,778	2,557,570

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Heritage Commerce Corp.(a)(b)	275,315	1,406,860
Heritage Financial Corp.	206,621	2,671,610
Home Bancshares Inc.	299,916	7,090,014
Hudson Valley Holding Corp.	187,272	3,616,222
IBERIABANK Corp.	359,367	20,713,914
Independent Bank Corp. (Massachusetts)	284,128	7,458,360
International Bancshares Corp.	701,670	11,738,939
Lakeland Bancorp Inc.	286,301	2,857,284
Lakeland Financial Corp.	215,259	4,791,665
MainSource Financial Group Inc.	265,244	2,201,525
MB Financial Inc.	723,843	13,926,739
Merchants Bancshares Inc.	63,468	1,553,062
Metro Bancorp Inc.(a)	185,714	2,120,854
MidSouth Bancorp Inc.	100,963	1,376,126
Nara Bancorp Inc.(a)	505,711	4,111,430
National Bankshares Inc.(b)	91,389	2,288,381
National Penn Bancshares Inc.	1,637,430	12,984,820
NBT Bancorp Inc.	456,065	10,092,718
Northfield Bancorp Inc.	227,203	3,194,474
Old National Bancorp	1,253,635	13,539,258
OmniAmerican Bancorp Inc.(a)	157,452	2,357,056
Oriental Financial Group Inc.	600,267	7,737,442
Orrstown Financial Services Inc.	92,227	2,426,492
Pacific Capital Bancorp(a)(b)	54,281	1,725,593
Pacific Continental Corp.	246,516	2,255,621
PacWest Bancorp	400,877	8,246,040
Park National Corp.(b)	172,006	11,328,315
Park Sterling Corp.(a)	377,839	1,874,081
Penns Woods Bancorp Inc.(b)	51,477	1,768,750
Peoples Bancorp Inc.	142,129	1,601,794
Pinnacle Financial Partners Inc.(a)	450,681	7,012,596
PrivateBancorp Inc.	800,048	11,040,662
Prosperity Bancshares Inc.	622,033	27,257,486
Renasant Corp.	332,855	4,823,069
Republic Bancorp Inc. Class A	130,723	2,601,388
S&T Bancorp Inc.	370,412	6,885,959
S.Y. Bancorp Inc.	159,773	3,714,722
Sandy Spring Bancorp Inc.	319,391	5,745,844
SCBT Financial Corp.	185,535	5,321,144
Seacoast Banking Corp. of Florida(a)(b)	956,818	1,435,227
Sierra Bancorp	156,965	1,776,844
Signature Bank(a)	548,234	31,358,985
Simmons First National Corp. Class A	230,035	5,902,698
Southside Bancshares Inc.	218,640	4,340,004
Southwest Bancorp Inc.(a)	259,449	2,540,006
State Bancorp Inc.	202,101	2,696,027
State Bank Financial Corp.(a)	417,333	6,831,741
Stellar One Corp.	305,572	3,700,477
Sterling Bancorp	411,496	3,905,097
Sterling Bancshares Inc.	1,361,142	11,106,919
Sterling Financial Corp.(a)	354,105	5,690,467
Suffolk Bancorp	127,558	1,780,710
Sun Bancorp Inc. (New Jersey)(a)	496,455	1,812,061
Susquehanna Bancshares Inc.	1,719,890	13,759,120
SVB Financial Group(a)(b)	568,053	33,918,445
Taylor Capital Group Inc.(a)(b)	143,231	1,168,765

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Texas Capital Bancshares Inc.(a)	495,319	12,794,090
Tompkins Financial Corp.	107,310	4,210,844
Tower Bancorp Inc.	138,405	3,792,297
TowneBank(b)	321,450	4,301,001
TriCo Bancshares	187,667	2,739,938
TrustCo Bank Corp. NY	1,023,191	5,013,636
Trustmark Corp.	850,550	19,911,375
UMB Financial Corp.	425,745	17,830,201
Umpqua Holdings Corp.	1,524,948	17,643,648
Union First Market Bankshares Corp.	267,381	3,256,701
United Bankshares Inc.(b)	464,207	11,363,787
United Community Banks Inc.(a)	213,369	2,253,177
Univest Corp. of Pennsylvania	221,869	3,467,812
Virginia Commerce Bancorp Inc.(a)	309,183	1,827,272
Walker & Dunlop Inc.(a)	141,489	1,881,804
Washington Banking Co.	202,226	2,673,428
Washington Trust Bancorp Inc.	189,491	4,352,608
Webster Financial Corp.	956,129	20,097,832
WesBanco Inc.	306,699	6,029,702
West Bancorporation Inc.	204,587	1,802,411
West Coast Bancorp(a)	249,933	4,188,877
Westamerica Bancorporation	383,920	18,908,060
Western Alliance Bancorporation(a)	915,402	6,499,354
Wilshire Bancorp Inc.(a)	750,077	2,205,226
Wintrust Financial Corp.	464,892	14,960,225

		921,038,453
BEVERAGES—0.18%
Boston Beer Co. Inc. (The) Class A(a)(b)	108,764	9,745,255
Coca-Cola Bottling Co. Consolidated	60,415	4,087,679
Craft Brewers Alliance Inc.(a)	137,431	1,183,281
Farmer Bros. Co.	88,634	898,749
National Beverage Corp.	149,800	2,194,570
Peet’s Coffee & Tea Inc.(a)(b)	171,079	9,871,258
Primo Water Corp.(a)	163,124	2,347,354

		30,328,146
BIOTECHNOLOGY—2.23%
Acorda Therapeutics Inc.(a)(b)	524,032	16,931,474
Aegerion Pharmaceuticals Inc.(a)	101,924	1,605,303
Affymax Inc.(a)(b)	467,162	3,209,403
Affymetrix Inc.(a)(b)	934,738	7,412,472
AMAG Pharmaceuticals Inc.(a)	279,258	5,250,050
Arena Pharmaceuticals Inc.(a)(b)	1,926,114	2,619,515
ARIAD Pharmaceuticals Inc.(a)	1,752,039	19,850,602
ArQule Inc.(a)	704,688	4,404,300
AVEO Pharmaceuticals Inc.(a)	356,331	7,343,982
BioCryst Pharmaceuticals Inc.(a)(b)	381,639	1,457,861
BioMimetic Therapeutics Inc.(a)(b)	253,462	1,297,725
BioSante Pharmaceuticals Inc.(a)(b)	1,247,358	3,430,234
Biotime Inc.(a)(b)	332,619	1,706,335
Cambrex Corp.(a)	388,385	1,794,339
Cell Therapeutics Inc.(a)(b)	2,212,270	3,484,325
Celldex Therapeutics Inc.(a)(b)	582,619	2,068,297
Cleveland Biolabs Inc.(a)(b)	310,957	1,060,363
Complete Genomics Inc.(a)	131,017	2,001,940
CryoLife Inc.(a)	374,454	2,096,942

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Curis Inc.(a)(b)	1,018,288	3,645,471
Cytori Therapeutics Inc.(a)(b)	639,381	3,062,635
Enzo Biochem Inc.(a)	505,162	2,146,939
Enzon Pharmaceuticals Inc.(a)(b)	549,685	5,524,334
Exact Sciences Corp.(a)(b)	689,395	5,928,797
Exelixis Inc.(a)(b)	1,691,107	15,152,319
Genomic Health Inc.(a)(b)	224,474	6,265,069
Geron Corp.(a)(b)	1,702,974	6,828,926
GTx Inc.(a)(b)	238,302	1,141,467
Halozyme Therapeutics Inc.(a)	1,083,074	7,484,041
Harvard Bioscience Inc.(a)	303,942	1,620,011
ImmunoGen Inc.(a)(b)	994,289	12,120,383
Immunomedics Inc.(a)(b)	876,144	3,565,906
Incyte Corp.(a)(b)	1,174,963	22,253,799
Inhibitex Inc.(a)(b)	839,280	3,289,978
Insmed Inc.(a)	327,770	3,929,962
Integra LifeSciences Holdings Corp.(a)(b)	275,886	13,190,110
InterMune Inc.(a)(b)	650,025	23,303,396
Lexicon Pharmaceuticals Inc.(a)	2,270,063	3,995,311
Ligand Pharmaceuticals Inc. Class B(a)	262,070	3,131,737
Maxygen Inc.	404,363	2,211,866
Micromet Inc.(a)(b)	1,213,874	6,967,637
Momenta Pharmaceuticals Inc.(a)(b)	614,043	11,949,277
Nektar Therapeutics(a)(b)	1,510,010	10,977,773
Novavax Inc.(a)(b)	1,268,320	2,562,006
Nymox Pharmaceutical Corp.(a)(b)	256,208	2,139,337
OncoGenex Pharmaceutical Inc.(a)	128,297	2,184,898
Oncothyreon Inc.(a)(b)	549,150	5,046,688
Optimer Pharmaceuticals Inc.(a)(b)	611,940	7,275,967
Orexigen Therapeutics Inc.(a)(b)	425,280	676,195
Pacific Biosciences of California Inc.(a)(b)	447,800	5,239,260
PDL BioPharma Inc.	1,849,152	10,854,522
Peregrine Pharmaceuticals Inc.(a)(b)	908,228	1,689,304
PharmAthene Inc.(a)(b)	470,669	1,383,767
RTI Biologics Inc.(a)	738,655	2,001,755
Sangamo BioSciences Inc.(a)(b)	695,984	4,099,346
Savient Pharmaceuticals Inc.(a)(b)	942,255	7,057,490
Seattle Genetics Inc.(a)(b)	1,278,635	26,237,590
Sequenom Inc.(a)(b)	1,311,798	9,904,075
Sunesis Pharmaceuticals Inc.(a)(b)	375,504	784,803
SuperGen Inc.(a)	755,288	2,250,758
Transcept Pharmaceuticals Inc.(a)(b)	70,507	772,052
Trius Therapeutics Inc.(a)	84,043	665,621
Vical Inc.(a)(b)	954,226	3,931,411
ZIOPHARM Oncology Inc.(a)(b)	777,497	4,758,282

		370,227,733
BUILDING MATERIALS—0.70%
AAON Inc.(b)	248,374	5,424,488
Apogee Enterprises Inc.	373,185	4,780,500
Broadwind Energy Inc.(a)(b)	1,414,445	2,050,945
Builders FirstSource Inc.(a)	596,326	1,282,101
Comfort Systems USA Inc.	503,417	5,341,254
Drew Industries Inc.	253,599	6,268,967
Eagle Materials Inc.	591,042	16,472,341
Interline Brands Inc.(a)(b)	441,989	8,119,338
LSI Industries Inc.	257,155	2,041,811

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

NCI Building Systems Inc.(a)	263,377	2,999,864
Quanex Building Products Corp.	502,288	8,232,500
Simpson Manufacturing Co. Inc.	552,483	16,502,667
Texas Industries Inc.	303,179	12,621,342
Trex Co. Inc.(a)(b)	206,630	5,058,302
Universal Forest Products Inc.	258,979	6,205,137
USG Corp.(a)	949,782	13,619,874

		117,021,431
CHEMICALS—1.95%
A. Schulman Inc.	408,595	10,292,508
Aceto Corp.	351,424	2,358,055
American Vanguard Corp.	294,904	3,824,905
Arch Chemicals Inc.	302,435	10,415,861
Balchem Corp.	383,274	16,779,736
Chase Corp.	84,549	1,417,041
Chemtura Corp.(a)	1,277,152	23,244,166
Codexis Inc.(a)(b)	324,036	3,120,467
Ferro Corp.(a)(b)	1,145,082	15,389,902
Georgia Gulf Corp.(a)	449,722	10,856,289
H.B. Fuller Co.	653,817	15,966,211
Hawkins Inc.(b)	115,517	4,184,026
Innophos Holdings Inc.	287,119	14,011,407
Innospec Inc.(a)(b)	316,142	10,625,533
KMG Chemicals Inc.	94,682	1,594,445
Kraton Performance Polymers Inc.(a)	423,627	16,593,470
Landec Corp.(a)	353,191	2,331,061
Minerals Technologies Inc.	241,667	16,020,105
NewMarket Corp.	119,756	20,443,547
NL Industries Inc.	89,439	1,642,100
Olin Corp.	1,058,168	23,978,087
OM Group Inc.(a)(b)	410,078	16,665,570
OMNOVA Solutions Inc.(a)	596,857	4,154,125
PolyOne Corp.	1,241,674	19,208,697
Quaker Chemical Corp.	169,818	7,303,872
Sensient Technologies Corp.	664,531	24,634,164
Spartech Corp.(a)(b)	413,389	2,517,539
Stepan Co.	108,397	7,685,347
TPC Group Inc.(a)	175,125	6,868,402
Zep Inc.	289,463	5,470,851
Zoltek Companies Inc.(a)(b)	369,717	3,893,120

		323,490,609
COAL—0.35%
Cloud Peak Energy Inc.(a)	809,669	17,245,950
Hallador Energy Co.(b)	59,041	566,203
James River Coal Co.(a)(b)	470,500	9,795,810
L&L Energy Inc.(a)(b)	294,370	1,510,118
Patriot Coal Corp.(a)	1,209,953	26,933,554
Westmoreland Coal Co.(a)	130,590	2,317,972

		58,369,607
COMMERCIAL SERVICES—6.89%
ABM Industries Inc.	704,381	16,440,253
Accretive Health Inc.(a)(b)	532,264	15,323,881
Advance America Cash Advance Centers Inc.	731,947	5,043,115
Advisory Board Co. (The)(a)(b)	211,040	12,214,995
Albany Molecular Research Inc.(a)	296,896	1,428,070

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

American Public Education Inc.(a)(b)	236,802	10,540,057
AMN Healthcare Services Inc.(a)	526,224	4,378,184
Arbitron Inc.	360,805	14,912,071
Avis Budget Group Inc.(a)	1,392,390	23,795,945
Barrett Business Services Inc.	101,990	1,460,497
Bridgepoint Education Inc.(a)(b)	237,139	5,928,475
Capella Education Co.(a)(b)	208,329	8,718,569
Cardtronics Inc.(a)	573,168	13,440,790
Cass Information Systems Inc.	112,048	4,230,932
CBIZ Inc.(a)(b)	520,336	3,829,673
CDI Corp.	167,925	2,231,723
Cenveo Inc.(a)	731,878	4,684,019
Chemed Corp.	282,837	18,531,480
Coinstar Inc.(a)(b)	416,610	22,721,909
Compass Diversified Holdings	539,195	8,891,326
Consolidated Graphics Inc.(a)(b)	119,325	6,556,909
Convergys Corp.(a)	1,396,380	19,046,623
Corinthian Colleges Inc.(a)(b)	1,036,344	4,414,825
Corporate Executive Board Co. (The)	458,736	20,023,826
CorVel Corp.(a)	82,437	3,866,295
CoStar Group Inc.(a)	335,637	19,896,561
CRA International Inc.(a)	144,347	3,910,360
Cross Country Healthcare Inc.(a)(b)	370,847	2,818,437
Deluxe Corp.	680,084	16,804,876
Dollar Financial Corp.(a)	578,508	12,524,698
Dollar Thrifty Automotive Group Inc.(a)	383,676	28,292,268
Electro Rent Corp.	247,887	4,243,825
Essex Rental Corp.(a)	226,088	1,489,920
Euronet Worldwide Inc.(a)(b)	682,803	10,521,994
ExamWorks Group Inc.(a)(b)	361,204	9,170,970
ExlService Holdings Inc.(a)(b)	213,394	4,929,401
Exponent Inc.(a)(b)	185,738	8,081,460
Forrester Research Inc.	195,159	6,432,441
Franklin Covey Co.(a)	176,112	1,704,764
FTI Consulting Inc.(a)	557,930	21,167,864
GEO Group Inc. (The)(a)	861,064	19,830,304
Global Cash Access Inc.(a)	737,572	2,345,479
Grand Canyon Education Inc.(a)	380,638	5,397,447
Great Lakes Dredge & Dock Corp.	782,187	4,364,603
H&E Equipment Services Inc.(a)	377,345	5,279,057
Hackett Group Inc. (The)(a)	401,866	2,045,498
Healthcare Services Group Inc.	878,194	14,270,653
HealthSpring Inc.(a)	897,468	41,382,250
Heartland Payment Systems Inc.	513,708	10,582,385
Heidrick & Struggles International Inc.	234,728	5,314,242
Hill International Inc.(a)(b)	330,905	1,906,013
Hillenbrand Inc.	832,081	19,678,716
HMS Holdings Corp.(a)(b)	374,428	28,782,280
Hudson Highland Group Inc.(a)	432,827	2,315,624
Huron Consulting Group Inc.(a)(b)	294,092	8,884,519
ICF International Inc.(a)	259,581	6,588,166
Insperity Inc.	305,879	9,057,077
Intersections Inc.	121,351	2,208,588
K12 Inc.(a)	346,229	11,474,029
Kelly Services Inc. Class A(a)(b)	352,418	5,814,897
Kendle International Inc.(a)	200,072	3,017,086

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Kenexa Corp.(a)(b)	349,827	8,388,851
Kforce Inc.(a)(b)	444,960	5,820,077
Korn/Ferry International(a)	624,821	13,739,814
Landauer Inc.	124,920	7,693,823
Lincoln Educational Services Corp.	298,130	5,112,930
Live Nation Entertainment Inc.(a)	1,875,026	21,506,548
Mac-Gray Corp.	157,005	2,425,727
MAXIMUS Inc.	230,680	19,084,156
McGrath RentCorp	321,630	9,031,370
Medifast Inc.(a)(b)	181,926	4,317,104
Michael Baker Corp.(a)	110,466	2,333,042
Monro Muffler Brake Inc.	405,449	15,119,193
Multi-Color Corp.	150,445	3,714,487
National American University Holdings Inc.	116,924	1,100,255
National Research Corp.	24,094	880,154
Navigant Consulting Inc.(a)	683,352	7,168,362
Odyssey Marine Exploration Inc.(a)(b)	888,095	2,779,737
On Assignment Inc.(a)(b)	491,254	4,829,027
PAREXEL International Corp.(a)(b)	782,871	18,444,441
PHH Corp.(a)	744,436	15,275,827
Pre-Paid Legal Services Inc.(a)	94,983	6,315,420
PRGX Global Inc.(a)	257,875	1,843,806
Providence Service Corp. (The)(a)	170,865	2,161,442
Quad Graphics Inc.	335,823	13,050,082
Rent-A-Center Inc.	844,414	25,805,292
Resources Connection Inc.	614,470	7,398,219
Rollins Inc.	845,361	17,228,457
RPX Corp.(a)	126,178	3,536,769
RSC Holdings Inc.(a)	903,491	10,805,752
Rural/Metro Corp.(a)	235,671	4,062,968
Saba Software Inc.(a)	373,612	3,373,716
Senomyx Inc.(a)(b)	522,430	2,685,290
ServiceSource International Inc.(a)	131,924	2,931,351
SFN Group Inc.(a)(b)	672,695	6,114,798
Sotheby’s	895,037	38,934,110
Standard Parking Corp.(a)(b)	209,666	3,348,366
Steiner Leisure Ltd.(a)	199,048	9,092,513
Stewart Enterprises Inc. Class A	1,044,565	7,625,325
Strayer Education Inc.(b)	162,443	20,531,171
SuccessFactors Inc.(a)(b)	1,046,635	30,771,069
Swisher Hygiene Inc.(a)(b)	1,117,049	6,288,986
Team Health Holdings Inc.(a)	356,401	8,022,587
Team Inc.(a)	257,022	6,201,941
TeleTech Holdings Inc.(a)(b)	336,284	7,088,867
TMS International Corp.(a)	169,993	2,218,409
TNS Inc.(a)(b)	338,099	5,612,443
Transcend Services Inc.(a)	117,255	3,446,124
TrueBlue Inc.(a)(b)	587,055	8,500,556
United Rentals Inc.(a)(b)	829,523	21,069,884
Universal Technical Institute Inc.	281,769	5,570,573
Valassis Communications Inc.(a)(b)	653,218	19,792,505
Viad Corp.	270,390	6,026,993
VirnetX Holding Corp.(a)(b)	540,953	15,655,180
Wright Express Corp.(a)(b)	512,497	26,685,719
Zipcar Inc.(a)(b)	135,204	2,759,514

		1,146,504,316

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

COMPUTERS—2.49%
3D Systems Corp.(a)(b)	558,623	11,010,459
Agilysys Inc.(a)	236,154	1,969,524
CACI International Inc. Class A(a)(b)	399,569	25,204,812
CIBER Inc.(a)	846,936	4,700,495
Computer Task Group Inc.(a)	200,774	2,644,194
Cray Inc.(a)(b)	482,399	3,087,354
Digimarc Corp.(a)	83,715	2,932,536
Dot Hill Systems Corp.(a)(b)	745,850	2,118,214
Dynamics Research Corp.(a)	118,058	1,610,311
Echelon Corp.(a)(b)	463,509	4,213,297
Electronics For Imaging Inc.(a)	622,277	10,715,610
Furmanite Corp.(a)(b)	491,648	3,903,685
iGATE Corp.	408,399	6,665,072
Imation Corp.(a)(b)	395,623	3,734,681
Immersion Corp.(a)	380,181	3,242,944
Insight Enterprises Inc.(a)	618,578	10,955,016
Integral Systems Inc.(a)	210,097	2,556,880
Jack Henry & Associates Inc.	1,144,188	34,337,082
Keyw Holding Corp. (The)(a)(b)	243,260	3,013,991
Limelight Networks Inc.(a)	895,882	4,085,222
LivePerson Inc.(a)(b)	702,988	9,940,250
Magma Design Automation Inc.(a)	885,397	7,074,322
Manhattan Associates Inc.(a)(b)	287,857	9,913,795
Maxwell Technologies Inc.(a)(b)	370,943	6,005,567
Mentor Graphics Corp.(a)	1,273,638	16,315,303
Mercury Computer Systems Inc.(a)(b)	398,440	7,442,859
MTS Systems Corp.	206,519	8,638,690
NCI Inc. Class A(a)(b)	89,312	2,029,169
Ness Technologies Inc.(a)	443,613	3,358,150
NetScout Systems Inc.(a)(b)	497,949	10,402,155
OCZ Technology Group Inc.(a)(b)	678,368	5,426,944
Quantum Corp.(a)(b)	2,984,992	9,850,474
Radiant Systems Inc.(a)(b)	535,969	11,201,752
RadiSys Corp.(a)	260,489	1,898,965
RealD Inc.(a)	517,448	12,103,109
Rimage Corp.	127,639	1,714,192
Sigma Designs Inc.(a)	419,852	3,207,669
Silicon Graphics International Corp.(a)(b)	410,984	7,068,925
SMART Modular Technologies (WWH) Inc.(a)	870,799	7,976,519
Spansion Inc. Class A(a)	669,551	12,902,248
SRA International Inc. Class A(a)	603,364	18,656,015
STEC Inc.(a)(b)	544,179	9,256,485
Stratasys Inc.(a)(b)	282,115	9,507,275
Stream Global Services Inc.(a)(b)	120,951	399,138
Super Micro Computer Inc.(a)(b)	354,585	5,705,273
Sykes Enterprises Inc.(a)	553,835	11,924,067
Synaptics Inc.(a)(b)	453,367	11,669,667
Syntel Inc.	205,138	12,127,759
Tyler Technologies Inc.(a)(b)	426,809	11,429,945
Unisys Corp.(a)(b)	569,337	14,631,961
Virtusa Corp.(a)	199,619	3,782,780
Wave Systems Corp. Class A(a)(b)	1,093,718	3,084,285
Xyratex Ltd.(a)(b)	408,412	4,190,307

		413,537,393

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

COSMETICS & PERSONAL CARE—0.10%
Elizabeth Arden Inc.(a)(b)	323,758	9,398,695
Inter Parfums Inc.	212,553	4,895,096
Revlon Inc. Class A(a)(b)	145,193	2,439,242

		16,733,033
DISTRIBUTION & WHOLESALE—1.01%
Beacon Roofing Supply Inc.(a)	608,248	13,880,219
Brightpoint Inc.(a)	904,029	7,331,675
Central European Distribution Corp.(a)	969,002	10,852,822
Chindex International Inc.(a)(b)	152,318	2,074,571
Core-Mark Holding Co. Inc.(a)	150,810	5,383,917
Houston Wire & Cable Co.	236,560	3,678,508
MWI Veterinary Supply Inc.(a)	166,981	13,487,055
Owens & Minor Inc.	845,456	29,159,778
Pool Corp.	640,490	19,093,007
Rentrak Corp.(a)	125,551	2,227,275
ScanSource Inc.(a)(b)	357,361	13,393,890
United Stationers Inc.	611,148	21,652,974
Watsco Inc.	373,249	25,377,200

		167,592,891
DIVERSIFIED FINANCIAL SERVICES—1.84%
Artio Global Investors Inc. Class A	412,986	4,666,742
BGC Partners Inc. Class A	1,011,192	7,816,514
Calamos Asset Management Inc. Class A	252,591	3,667,621
California First National Bancorp	26,800	410,576
CIFC Deerfield Corp.(a)(b)	156,432	1,071,559
Cohen & Steers Inc.(b)	234,595	7,776,824
Cowen Group Inc. Class A(a)	891,000	3,350,161
Credit Acceptance Corp.(a)(b)	88,176	7,448,227
Diamond Hill Investment Group Inc.	33,882	2,754,268
Doral Financial Corp.(a)(b)	1,680,546	3,293,870
Duff & Phelps Corp. Class A	400,932	5,143,957
Edelman Financial Group Inc.	271,651	2,143,326
Encore Capital Group Inc.(a)	212,900	6,540,288
Epoch Holding Corp.	194,872	3,478,465
Evercore Partners Inc. Class A	262,653	8,751,598
FBR & Co.(a)	676,045	2,298,553
Federal Agricultural Mortgage Corp. Class C NVS(b)	131,311	2,904,599
Financial Engines Inc.(a)(b)	509,617	13,209,273
First Marblehead Corp. (The)(a)	746,405	1,321,137
FXCM Inc.(b)	231,817	2,299,625
GAIN Capital Holdings Inc.(a)(b)	102,914	700,844
GAMCO Investors Inc. Class A	90,407	4,184,940
GFI Group Inc.	932,884	4,281,937
Gleacher & Co. Inc.(a)	1,054,541	2,151,264
Higher One Holdings Inc.(a)(b)	409,384	7,745,545
Imperial Holdings Inc.(a)	232,629	2,363,511
INTL FCStone Inc.(a)	175,205	4,241,713
Investment Technology Group Inc.(a)(b)	546,746	7,665,379
JMP Group Inc.	199,993	1,405,951
KBW Inc.	482,528	9,023,274
Knight Capital Group Inc. Class A(a)	1,327,735	14,631,640
Ladenburg Thalmann Financial Services Inc.(a)(b)	1,405,231	1,939,219
MarketAxess Holdings Inc.	382,973	9,597,303
Marlin Business Services Corp.(a)	114,285	1,445,705

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

MF Global Holdings Ltd.(a)(b)	2,176,413	16,845,437
National Financial Partners Corp.(a)(b)	581,952	6,715,726
Nelnet Inc. Class A	341,866	7,541,564
Netspend Holdings Inc.(a)(b)	395,762	3,957,620
NewStar Financial Inc.(a)	363,358	3,880,663
Nicholas Financial Inc.(a)	128,311	1,524,335
Ocwen Financial Corp.(a)	985,918	12,580,314
Oppenheimer Holdings Inc. Class A	136,177	3,841,553
optionsXpress Holdings Inc.	563,383	9,397,228
Piper Jaffray Companies Inc.(a)	209,748	6,042,840
Portfolio Recovery Associates Inc.(a)(b)	227,381	19,279,635
Pzena Investment Management Inc. Class A	115,070	653,598
SeaCube Container Leasing Ltd.	147,689	2,537,297
Stifel Financial Corp.(a)	712,010	25,532,679
Student Loan Corp. (The) Escrow(a)(c)	61,000	152,500
SWS Group Inc.	384,812	2,305,024
Teton Advisors Inc. Class B(a)(c)	1,397	23,400
Virtus Investment Partners Inc.(a)	72,402	4,394,801
Westwood Holdings Group Inc.	82,206	3,132,049
World Acceptance Corp.(a)(b)	209,567	13,741,308

		305,804,979
ELECTRIC—1.91%
ALLETE Inc.	423,563	17,383,026
Ameresco Inc. Class A(a)(b)	233,208	3,306,889
Atlantic Power Corp.(a)	911,341	13,870,610
Avista Corp.	764,836	19,648,637
Black Hills Corp.	521,280	15,685,315
Central Vermont Public Service Corp.	176,886	6,394,429
CH Energy Group Inc.	205,782	10,959,949
Cleco Corp.	808,942	28,191,629
Dynegy Inc.(a)(b)	1,364,295	8,444,986
El Paso Electric Co.	560,020	18,088,646
Empire District Electric Co. (The)	557,045	10,728,687
EnerNOC Inc.(a)(b)	307,011	4,832,353
IDACORP Inc.	656,892	25,947,234
MGE Energy Inc.	305,918	12,398,857
NorthWestern Corp.	479,730	15,883,860
Ormat Technologies Inc.	236,914	5,214,477
Otter Tail Corp.	477,501	10,075,271
Pike Electric Corp.(a)(b)	218,051	1,927,571
PNM Resources Inc.	1,152,233	19,288,380
Portland General Electric Co.	999,624	25,270,495
UIL Holdings Corp.	671,238	21,714,549
UniSource Energy Corp.	487,260	18,189,416
Unitil Corp.	145,419	3,824,520

		317,269,786
ELECTRICAL COMPONENTS & EQUIPMENT—0.95%
A123 Systems Inc.(a)(b)	1,170,374	6,226,390
Active Power Inc.(a)(b)	1,056,114	2,587,479
Advanced Energy Industries Inc.(a)(b)	581,942	8,606,922
American Superconductor Corp.(a)(b)	593,418	5,364,499
Belden Inc.	628,765	21,918,748
Capstone Turbine Corp.(a)(b)	3,244,847	4,964,616
Coleman Cable Inc.(a)(b)	110,443	1,622,408
Encore Wire Corp.	246,259	5,964,393

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

EnerSys Inc.(a)	666,148	22,928,814
Generac Holdings Inc.(a)	329,144	6,385,393
Graham Corp.	131,525	2,683,110
Greatbatch Inc.(a)	308,790	8,281,748
Insteel Industries Inc.	235,020	2,947,151
Littelfuse Inc.	301,892	17,727,098
Powell Industries Inc.(a)	117,311	4,281,851
Power-One Inc.(a)(b)	902,580	7,310,898
PowerSecure International Inc.(a)(b)	248,634	1,795,137
SatCon Technology Corp.(a)(b)	1,224,399	2,926,314
Universal Display Corp.(a)(b)	510,854	17,925,867
Valence Technology Inc.(a)(b)	890,054	1,050,264
Vicor Corp.	259,195	4,191,183

		157,690,283
ELECTRONICS—2.30%
American Science and Engineering Inc.	120,320	9,625,600
Analogic Corp.	166,250	8,743,087
Badger Meter Inc.	199,558	7,381,650
Bel Fuse Inc. Class B	140,282	3,042,717
Benchmark Electronics Inc.(a)(b)	803,520	13,258,080
Brady Corp. Class A	631,209	20,236,561
Checkpoint Systems Inc.(a)	529,993	9,476,275
Coherent Inc.(a)	333,333	18,423,315
CTS Corp.	454,821	4,398,119
Cubic Corp.	209,219	10,668,077
Cymer Inc.(a)(b)	405,534	20,077,988
Daktronics Inc.	457,041	4,931,472
DDi Corp.	199,206	1,900,425
Electro Scientific Industries Inc.(a)(b)	299,821	5,786,545
FARO Technologies Inc.(a)(b)	216,446	9,480,335
FEI Co.(a)(b)	513,616	19,614,995
Fluidigm Corp.(a)(b)	84,469	1,416,545
Identive Group Inc.(a)(b)	510,870	1,185,218
II-VI Inc.(a)(b)	687,245	17,593,472
Kemet Corp.(a)	589,973	8,430,714
L-1 Identity Solutions Inc.(a)(b)	985,150	11,575,512
LeCroy Corp.(a)(b)	216,473	2,606,335
Measurement Specialties Inc.(a)(b)	197,460	7,049,322
Methode Electronics Inc.	490,628	5,696,191
Multi-Fineline Electronix Inc.(a)	120,694	2,608,197
NVE Corp.(a)	63,129	3,689,890
OSI Systems Inc.(a)(b)	253,938	10,919,334
OYO Geospace Corp.(a)	57,336	5,733,600
Park Electrochemical Corp.	274,767	7,679,738
Plexus Corp.(a)(b)	500,531	17,423,484
Pulse Electronics Corp.	556,726	2,460,729
Rofin-Sinar Technologies Inc.(a)	376,461	12,856,143
Rogers Corp.(a)	211,474	9,770,099
Sanmina-SCI Corp.(a)	1,066,120	11,013,020
SRS Labs Inc.(a)	159,191	1,526,642
Stoneridge Inc.(a)(b)	349,198	5,147,179
Taser International Inc.(a)(b)	807,268	3,673,069
TTM Technologies Inc.(a)	687,992	11,021,632
Viasystems Group Inc.(a)(b)	39,204	881,698
Vishay Precision Group Inc.(a)	162,393	2,741,194
Watts Water Technologies Inc. Class A	400,280	14,173,915

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Woodward Inc.	815,823	28,439,590
X-Rite Inc.(a)(b)	354,552	1,762,123
Zagg Inc.(a)(b)	263,674	3,533,232
Zygo Corp.(a)	212,404	2,807,981

		382,461,039
ENERGY - ALTERNATE SOURCES—0.36%
Amyris Inc.(a)(b)	232,874	6,541,431
Clean Energy Fuels Corp.(a)(b)	662,090	8,706,483
Ener1 Inc.(a)(b)	965,205	1,061,726
FuelCell Energy Inc.(a)(b)	1,640,171	2,148,624
FutureFuel Corp.	246,529	2,985,466
Gevo Inc.(a)	78,468	1,234,302
Green Plains Renewable Energy Inc.(a)(b)	273,582	2,951,950
GT Solar International Inc.(a)(b)	1,668,631	27,031,822
Headwaters Inc.(a)	801,084	2,507,393
Solazyme Inc.(a)	144,831	3,326,768
Syntroleum Corp.(a)(b)	976,084	1,434,843

		59,930,808
ENGINEERING & CONSTRUCTION—0.55%
Argan Inc.(a)(b)	103,963	1,054,185
Dycom Industries Inc.(a)	466,888	7,628,950
EMCOR Group Inc.(a)	887,047	25,999,348
Granite Construction Inc.	514,252	12,614,601
Insituform Technologies Inc. Class A(a)(b)	522,912	10,965,465
Layne Christensen Co.(a)(b)	260,255	7,896,137
Mistras Group Inc.(a)	196,277	3,179,687
MYR Group Inc.(a)	267,126	6,250,748
Orion Marine Group Inc.(a)	359,858	3,386,264
Sterling Construction Co. Inc.(a)(b)	217,327	2,992,593
Tutor Perini Corp.	417,079	7,999,575
VSE Corp.	55,708	1,387,129

		91,354,682
ENTERTAINMENT—0.92%
Ascent Media Corp. Class A(a)	190,737	10,103,339
Churchill Downs Inc.	165,833	7,475,752
Cinemark Holdings Inc.	1,231,932	25,513,312
International Speedway Corp. Class A	392,457	11,149,703
Isle of Capri Casinos Inc.(a)	269,435	2,384,500
Lions Gate Entertainment Corp.(a)(b)	599,633	3,969,570
National CineMedia Inc.	734,098	12,413,597
Pinnacle Entertainment Inc.(a)(b)	817,452	12,180,035
Scientific Games Corp. Class A(a)	771,282	7,975,056
Shuffle Master Inc.(a)	716,682	6,704,560
Six Flags Entertainment Corp.	553,108	20,713,895
Speedway Motorsports Inc.	158,063	2,241,333
Steinway Musical Instruments Inc.(a)(b)	87,042	2,236,109
Vail Resorts Inc.	478,238	22,104,160
Warner Music Group Corp.(a)(b)	762,878	6,270,857

		153,435,778
ENVIRONMENTAL CONTROL—0.79%
Calgon Carbon Corp.(a)	747,249	12,703,233
Casella Waste Systems Inc. Class A(a)	334,251	2,038,931
Clean Harbors Inc.(a)	310,285	32,036,926
Darling International Inc.(a)(b)	1,550,238	27,439,213
Energy Recovery Inc.(a)(b)	604,231	1,975,835

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

EnergySolutions Inc.	1,059,750	5,235,165
Fuel Tech Inc.(a)(b)	243,109	1,611,813
Heritage-Crystal Clean Inc.(a)	62,494	1,198,635
Met-Pro Corp.	192,899	2,195,191
Metalico Inc.(a)(b)	529,737	3,125,448
Mine Safety Appliances Co.	361,346	13,492,660
Rentech Inc.(a)(b)	2,942,253	3,118,788
Tetra Tech Inc.(a)(b)	828,893	18,650,092
TRC Companies Inc.(a)(b)	234,021	1,462,631
US Ecology Inc.	243,498	4,163,816
WCA Waste Corp.(a)(b)	222,181	1,279,763

		131,728,140
FOOD—1.73%
Arden Group Inc. Class A	15,327	1,410,391
B&G Foods Inc. Class A	633,838	13,069,740
Cal-Maine Foods Inc.(b)	187,649	5,997,262
Calavo Growers Inc.	156,285	3,291,362
Chiquita Brands International Inc.(a)	602,091	7,839,225
Diamond Foods Inc.(b)	292,392	22,321,205
Dole Food Co. Inc.(a)(b)	475,861	6,433,641
Fresh Del Monte Produce Inc.(b)	483,157	12,885,797
Fresh Market Inc. (The)(a)(b)	373,877	14,461,562
Hain Celestial Group Inc.(a)(b)	473,678	15,801,898
Imperial Sugar Co.	163,136	3,262,720
Ingles Markets Inc. Class A	168,179	2,783,362
J&J Snack Foods Corp.	189,297	9,436,455
Lifeway Foods Inc.(a)(b)	61,950	692,601
M&F Worldwide Corp.(a)	141,076	3,645,404
Nash-Finch Co.	160,745	5,756,278
Pilgrim’s Pride Corp.(a)(b)	668,275	3,615,368
Ruddick Corp.	651,022	28,345,498
Sanderson Farms Inc.(b)	292,925	13,995,957
Seaboard Corp.	4,133	9,993,594
Seneca Foods Corp. Class A(a)	121,951	3,119,507
Smart Balance Inc.(a)	791,123	4,098,017
Snyders-Lance Inc.	628,463	13,593,655
Spartan Stores Inc.	299,747	5,854,059
Tootsie Roll Industries Inc.(b)	314,997	9,216,812
TreeHouse Foods Inc.(a)(b)	470,554	25,696,954
United Natural Foods Inc.(a)(b)	641,647	27,379,077
Village Super Market Inc. Class A	82,495	2,285,936
Weis Markets Inc.	146,016	5,947,232
Winn-Dixie Stores Inc.(a)(b)	740,493	6,257,166

		288,487,735
FOREST PRODUCTS & PAPER—0.72%
Boise Inc.	1,390,033	10,828,357
Buckeye Technologies Inc.	530,555	14,314,374
Clearwater Paper Corp.(a)	152,555	10,416,455
Deltic Timber Corp.	143,065	7,681,160
KapStone Paper and Packaging Corp.(a)	521,958	8,648,844
Louisiana-Pacific Corp.(a)	1,756,978	14,301,801
Neenah Paper Inc.	198,391	4,221,760
P.H. Glatfelter Co.	609,812	9,378,909
Potlatch Corp.	533,677	18,822,788
Schweitzer-Mauduit International Inc.	232,141	13,034,717

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Verso Paper Corp.(a)(b)	193,726	519,186
Wausau Paper Corp.	653,872	4,407,097
Xerium Technologies Inc.(a)(b)	145,325	2,695,779

		119,271,227
GAS—1.13%
Chesapeake Utilities Corp.	126,162	5,050,265
Laclede Group Inc. (The)	296,661	11,222,686
New Jersey Resources Corp.	549,261	24,502,533
Nicor Inc.	576,657	31,566,204
Northwest Natural Gas Co.	352,817	15,922,631
Piedmont Natural Gas Co.	952,115	28,811,000
South Jersey Industries Inc.	397,897	21,609,786
Southwest Gas Corp.	608,842	23,507,390
WGL Holdings Inc.	679,744	26,163,346

		188,355,841
HAND & MACHINE TOOLS— 0.09%
Franklin Electric Co. Inc.	307,804	14,451,398

		14,451,398
HEALTH CARE - PRODUCTS—3.43%
Abaxis Inc.(a)	298,080	8,122,680
ABIOMED Inc.(a)(b)	423,856	6,866,467
Accuray Inc.(a)	902,722	7,230,803
Align Technology Inc.(a)	814,067	18,560,728
Alphatec Holdings Inc.(a)(b)	711,890	2,477,377
AngioDynamics Inc.(a)(b)	330,188	4,698,575
Arthrocare Corp.(a)	363,900	12,179,733
AtriCure Inc.(a)(b)	185,446	2,392,253
Atrion Corp.	20,978	4,149,448
Bacterin International Holdings Inc.(a)	294,597	836,655
BG Medicine Inc.(a)	101,390	807,064
BIOLASE Technology Inc.(a)(b)	375,491	1,930,024
Caliper Life Sciences Inc.(a)	622,927	5,051,938
Cantel Medical Corp.	174,304	4,690,521
CardioNet Inc.(a)	321,677	1,708,105
Cardiovascular Systems Inc.(a)	175,125	2,549,820
Cepheid Inc.(a)(b)	818,653	28,358,140
Cerus Corp.(a)(b)	626,479	1,879,437
Columbia Laboratories Inc.(a)(b)	978,781	3,024,433
Conceptus Inc.(a)(b)	414,193	4,833,632
CONMED Corp.(a)	374,770	10,673,450
Cyberonics Inc.(a)	377,797	10,559,426
Cynosure Inc. Class A(a)	127,539	1,543,222
Delcath Systems Inc.(a)(b)	575,436	2,969,250
DexCom Inc.(a)	887,572	12,860,918
Endologix Inc.(a)	649,426	6,039,662
Exactech Inc.(a)(b)	113,937	2,052,005
Female Health Co. (The)	243,834	1,219,170
Haemonetics Corp.(a)(b)	340,671	21,928,992
Hanger Orthopedic Group Inc.(a)	446,255	10,919,860
Hansen Medical Inc.(a)(b)	618,593	2,109,402
HeartWare International Inc.(a)(b)	159,876	11,843,614
ICU Medical Inc.(a)(b)	160,378	7,008,519
Immucor Inc.(a)	799,676	16,329,384
Insulet Corp.(a)(b)	608,347	13,487,053
Invacare Corp.	379,396	12,592,153

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

IRIS International Inc.(a)	234,940	2,347,051
Kensey Nash Corp.(a)(b)	112,617	2,841,327
Luminex Corp.(a)	500,464	10,459,698
MAKO Surgical Corp.(a)(b)	425,876	12,661,293
Masimo Corp.	697,800	20,710,704
Medical Action Industries Inc.(a)(b)	216,287	1,762,739
MEDTOX Scientific Inc.	99,963	1,746,354
Merge Healthcare Inc.(a)	691,210	3,594,292
Meridian Bioscience Inc.(b)	542,607	13,082,255
Merit Medical Systems Inc.(a)	484,528	8,706,968
Metabolix Inc.(a)(b)	450,886	3,219,326
Microvision Inc.(a)(b)	1,387,523	1,692,778
Natus Medical Inc.(a)	382,933	5,801,435
Neoprobe Corp.(a)(b)	1,172,531	3,892,803
NuVasive Inc.(a)(b)	527,748	17,352,354
NxStage Medical Inc.(a)	594,135	12,369,891
OraSure Technologies Inc.(a)	620,456	5,292,490
Orthofix International NV(a)(b)	240,850	10,228,899
Palomar Medical Technologies Inc.(a)	250,812	2,829,159
PSS World Medical Inc.(a)	737,134	20,647,123
Quidel Corp.(a)(b)	376,105	5,697,991
Rockwell Medical Technologies Inc.(a)(b)	211,766	2,719,075
Solta Medical Inc.(a)	800,053	2,208,146
SonoSite Inc.(a)	182,287	6,411,034
Spectranetics Corp.(a)(b)	445,460	2,770,761
Staar Surgical Co.(a)	472,596	2,504,759
Stereotaxis Inc.(a)(b)	582,258	2,043,726
Steris Corp.(b)	785,618	27,480,918
SurModics Inc.(a)	204,150	2,266,065
Symmetry Medical Inc.(a)	480,032	4,305,887
Synergetics USA Inc.(a)	293,703	1,618,304
Synovis Life Technologies Inc.(a)(b)	153,035	2,665,870
Tornier NV(a)(b)	139,137	3,749,742
Unilife Corp.(a)(b)	750,237	3,886,228
Uroplasty Inc.(a)	272,809	2,046,068
Vascular Solutions Inc.(a)	226,248	2,805,475
Volcano Corp.(a)(b)	691,696	22,334,864
West Pharmaceutical Services Inc.	445,154	19,479,939
Wright Medical Group Inc.(a)(b)	517,236	7,758,540
Young Innovations Inc.	75,588	2,155,770
Zoll Medical Corp.(a)(b)	291,176	16,498,032

		571,130,046
HEALTH CARE - SERVICES—1.69%
Air Methods Corp.(a)	150,875	11,276,397
Alliance Healthcare Services Inc.(a)(b)	331,101	1,258,184
Almost Family Inc.(a)(b)	109,708	3,005,999
Amedisys Inc.(a)(b)	393,082	10,467,774
American Dental Partners Inc.(a)	206,006	2,669,838
AmSurg Corp.(a)	413,882	10,814,737
Assisted Living Concepts Inc. Class A	259,757	4,358,722
Bio-Reference Laboratories Inc.(a)(b)	324,276	6,777,368
Capital Senior Living Corp.(a)(b)	363,637	3,378,188
Centene Corp.(a)	662,745	23,547,330
Continucare Corp.(a)	391,296	2,418,209
Emeritus Corp.(a)(b)	408,169	8,673,591
Ensign Group Inc. (The)	215,233	6,540,931

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Five Star Quality Care Inc.(a)	418,931	2,433,989
Gentiva Health Services Inc.(a)	408,577	8,510,659
HealthSouth Corp.(a)	1,259,930	33,073,162
Healthways Inc.(a)	450,388	6,836,890
IPC The Hospitalist Co. Inc.(a)(b)	216,690	10,043,581
Kindred Healthcare Inc.(a)	690,907	14,833,773
LHC Group Inc.(a)(b)	208,595	4,810,201
Magellan Health Services Inc.(a)	426,022	23,320,444
MedCath Corp.(a)	273,456	3,716,267
Metropolitan Health Networks Inc.(a)	542,152	2,596,908
Molina Healthcare Inc.(a)	374,313	10,151,368
National Healthcare Corp.	135,110	6,697,403
Neostem Inc.(a)(b)	496,535	734,872
RadNet Inc.(a)	402,547	1,771,207
Select Medical Holdings Corp.(a)	593,926	5,268,124
Skilled Healthcare Group Inc. Class A(a)(b)	258,759	2,447,860
Sun Healthcare Group Inc.(a)	332,837	2,669,353
Sunrise Senior Living Inc.(a)(b)	757,730	7,221,167
Triple-S Management Corp. Class B(a)	262,326	5,700,344
U.S. Physical Therapy Inc.	155,805	3,853,058
WellCare Health Plans Inc.(a)	564,504	29,021,151

		280,899,049
HOLDING COMPANIES - DIVERSIFIED—0.08%
Harbinger Group Inc.(a)	118,988	727,017
Heckmann Corp.(a)(b)	1,224,744	7,397,454
Primoris Services Corp.	352,437	4,546,437

		12,670,908
HOME BUILDERS—0.38%
Beazer Homes USA Inc.(a)(b)	1,005,844	3,409,811
Cavco Industries Inc.(a)	90,030	4,051,350
Hovnanian Enterprises Inc. Class A(a)(b)	822,870	1,983,117
KB Home	1,024,437	10,018,994
M.D.C. Holdings Inc.	499,105	12,297,947
M/I Homes Inc.(a)	249,606	3,060,170
Meritage Homes Corp.(a)	370,331	8,354,667
Ryland Group Inc.	587,614	9,713,259
Skyline Corp.	90,063	1,576,102
Standard-Pacific Corp.(a)	1,410,996	4,726,837
Winnebago Industries Inc.(a)(b)	386,327	3,731,919

		62,924,173
HOME FURNISHINGS—0.33%
American Woodmark Corp.	123,844	2,144,978
Audiovox Corp. Class A(a)	238,222	1,800,958
DTS Inc.(a)	230,485	9,346,167
Ethan Allen Interiors Inc.(b)	320,164	6,816,291
Furniture Brands International Inc.(a)	560,984	2,322,474
Kimball International Inc. Class B	413,828	2,660,914
La-Z-Boy Inc.(a)	687,892	6,789,494
Sealy Corp.(a)(b)	652,860	1,651,736
TiVo Inc.(a)(b)	1,584,065	16,300,029
Universal Electronics Inc.(a)(b)	198,327	5,009,740

		54,842,781
HOUSEHOLD PRODUCTS & WARES—0.48%
A.T. Cross Co. Class A(a)(b)	126,494	1,440,767
ACCO Brands Corp.(a)(b)	732,293	5,748,500

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

American Greetings Corp. Class A	537,898	12,931,068
Blyth Inc.	69,231	3,485,781
Central Garden & Pet Co. Class A(a)	628,349	6,377,742
CSS Industries Inc.	107,016	2,239,845
Ennis Inc.	345,128	6,005,227
Helen of Troy Ltd.(a)(b)	408,385	14,101,534
Oil-Dri Corp. of America	67,454	1,444,865
Prestige Brands Holdings Inc.(a)(b)	671,688	8,624,474
Spectrum Brands Holdings Inc.(a)	221,518	7,088,576
Summer Infant Inc.(a)	176,019	1,429,274
WD-40 Co.	225,748	8,813,202

		79,730,855
HOUSEWARES—0.07%
Libbey Inc.(a)	263,833	4,279,371
Lifetime Brands Inc.	122,483	1,437,950
National Presto Industries Inc.	63,695	6,464,406

		12,181,727
INSURANCE—2.56%
Alterra Capital Holdings Ltd.	1,202,537	26,816,575
American Equity Investment Life Holding Co.	787,013	10,002,935
American Safety Insurance Holdings Ltd.(a)	137,912	2,639,636
Amerisafe Inc.(a)	244,234	5,524,573
AmTrust Financial Services Inc.	318,117	7,246,705
Argo Group International Holdings Ltd.	363,368	10,799,297
Baldwin & Lyons Inc. Class B	111,715	2,588,437
Citizens Inc.(a)(b)	500,535	3,413,649
CNO Financial Group Inc.(a)	2,945,430	23,298,351
Crawford & Co. Class B	340,304	2,405,949
Delphi Financial Group Inc. Class A	641,001	18,723,639
Donegal Group Inc. Class A	104,498	1,337,574
eHealth Inc.(a)(b)	284,650	3,802,924
EMC Insurance Group Inc.	62,322	1,190,350
Employers Holdings Inc.	437,297	7,333,471
Enstar Group Ltd.(a)	91,903	9,602,945
FBL Financial Group Inc. Class A	170,355	5,476,913
First American Financial Corp.	1,397,217	21,866,446
Flagstone Reinsurance Holdings SA	691,823	5,832,068
Fortegra Financial Corp.(a)	79,238	621,226
FPIC Insurance Group Inc.(a)	110,801	4,618,186
Global Indemnity PLC(a)	180,100	3,994,618
Greenlight Capital Re Ltd. Class A(a)	371,206	9,759,006
Hallmark Financial Services Inc.(a)	159,391	1,254,407
Harleysville Group Inc.	160,952	5,016,874
Horace Mann Educators Corp.	528,575	8,251,056
Independence Holding Co.	97,203	1,014,799
Infinity Property and Casualty Corp.	164,276	8,979,326
Kansas City Life Insurance Co.	56,469	1,759,009
Maiden Holdings Ltd.	667,342	6,072,812
Meadowbrook Insurance Group Inc.	706,522	7,001,633
MGIC Investment Corp.(a)	2,482,715	14,772,154
Montpelier Re Holdings Ltd.	825,085	14,851,530
National Interstate Corp.	90,842	2,080,282
National Western Life Insurance Co. Class A	29,276	4,668,644
Navigators Group Inc. (The)(a)(b)	180,812	8,498,164
OneBeacon Insurance Group Ltd.	292,916	3,922,145

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Phoenix Companies Inc. (The)(a)(b)	1,547,981	3,808,033
Platinum Underwriters Holdings Ltd.	495,982	16,486,442
PMI Group Inc. (The)(a)(b)	2,011,330	2,152,123
Presidential Life Corp.	286,210	2,988,032
Primerica Inc.	453,578	9,965,109
Primus Guaranty Ltd.(a)(b)	332,517	1,745,714
ProAssurance Corp.(a)(b)	405,517	28,386,190
Radian Group Inc.	1,764,552	7,464,055
RLI Corp.	241,236	14,937,333
Safety Insurance Group Inc.	167,286	7,032,704
SeaBright Insurance Holdings Inc.	267,285	2,646,122
Selective Insurance Group Inc.	715,074	11,634,254
State Auto Financial Corp.	193,233	3,368,051
Stewart Information Services Corp.	240,114	2,408,344
Symetra Financial Corp.	899,561	12,081,104
Tower Group Inc.	488,044	11,625,208
United Fire & Casualty Co.	285,986	4,967,577
Universal American Corp.	427,196	4,677,796
Universal Insurance Holdings Inc.	247,500	1,155,825

		426,568,324
INTERNET—2.80%
1-800-FLOWERS.COM Inc.(a)(b)	353,647	1,096,306
AboveNet Inc.	307,867	21,692,309
Active Network Inc. (The)(a)	162,299	2,856,462
Ancestry.com Inc.(a)(b)	420,581	17,407,848
Archipelago Learning Inc.(a)(b)	172,419	1,700,051
Blue Coat Systems Inc.(a)	578,926	12,655,322
Blue Nile Inc.(a)(b)	169,924	7,473,258
Boingo Wireless Inc.(a)	76,002	690,098
BroadSoft Inc.(a)	300,389	11,453,833
Cogent Communications Group Inc.(a)	613,072	10,428,355
comScore Inc.(a)	424,704	10,999,834
Constant Contact Inc.(a)(b)	393,133	9,977,716
DealerTrack Holdings Inc.(a)	547,462	12,564,253
Dice Holdings Inc.(a)	647,043	8,748,021
Digital River Inc.(a)(b)	527,624	16,968,388
EarthLink Inc.	1,465,335	11,275,753
ePlus Inc.(a)	50,934	1,346,695
eResearchTechnology Inc.(a)	651,805	4,151,998
FriendFinder Networks Inc.(a)	65,990	267,919
Global Sources Ltd.(a)	153,647	1,412,016
HealthStream Inc.(a)	202,793	2,691,063
ICG Group Inc.(a)	489,602	5,987,832
InfoSpace Inc.(a)	488,935	4,459,087
interCLICK Inc.(a)	270,663	2,154,478
Internap Network Services Corp.(a)	694,066	5,101,385
IntraLinks Holdings Inc.(a)	421,934	7,291,020
j2 Global Communications Inc.(a)(b)	610,793	17,242,686
Keynote Systems Inc.	185,669	4,016,020
KIT Digital Inc.(a)(b)	467,189	5,578,237
Lionbridge Technologies Inc.(a)	813,158	2,585,842
Liquidity Services Inc.(a)(b)	247,994	5,855,138
LoopNet Inc.(a)	220,575	4,054,169
MediaMind Technologies Inc.(a)	104,217	2,286,521
ModusLink Global Solutions Inc.	584,130	2,616,902
Move Inc.(a)	2,092,372	4,582,295

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

NIC Inc.	852,145	11,469,872
NutriSystem Inc.	358,160	5,035,730
OpenTable Inc.(a)(b)	312,147	25,945,659
Openwave Systems Inc.(a)	1,138,287	2,606,677
Orbitz Worldwide Inc.(a)	281,565	701,097
Overstock.com Inc.(a)(b)	154,885	2,357,350
Perficient Inc.(a)	319,011	3,273,053
Quepasa Corp.(a)	90,164	653,689
QuinStreet Inc.(a)(b)	363,691	4,720,709
ReachLocal Inc.(a)(b)	131,657	2,742,415
RealNetworks Inc.(a)	1,122,563	3,816,714
Responsys Inc.(a)	125,124	2,218,449
RightNow Technologies Inc.(a)(b)	328,658	10,648,519
S1 Corp.(a)	705,488	5,277,050
Safeguard Scientifics Inc.(a)(b)	274,683	5,186,015
Sapient Corp.(a)	1,449,323	21,783,325
Shutterfly Inc.(a)	395,206	22,692,729
Sourcefire Inc.(a)(b)	378,896	11,260,789
SPS Commerce Inc.(a)	111,190	1,978,070
Stamps.com Inc.	142,321	1,898,562
Support.com Inc.(a)(b)	640,114	3,072,547
TechTarget Inc.(a)(b)	192,713	1,458,837
TeleCommunication Systems Inc.(a)(b)	618,786	2,988,736
Towerstream Corp.(a)(b)	445,321	2,222,152
Travelzoo Inc.(a)(b)	73,349	4,741,279
United Online Inc.	1,174,706	7,083,477
US Auto Parts Network Inc.(a)	195,139	1,494,765
ValueClick Inc.(a)	1,046,527	17,372,348
Vasco Data Security International Inc.(a)	359,372	4,474,181
Vocus Inc.(a)(b)	232,554	7,118,478
Web.com Group Inc.(a)	383,731	4,727,566
Websense Inc.(a)(b)	528,630	13,728,521
XO Group Inc.(a)(b)	416,973	4,148,881
Zix Corp.(a)(b)	876,548	3,365,944

		465,933,295
INVESTMENT COMPANIES—0.84%
Apollo Investment Corp.	2,599,716	26,543,100
Arlington Asset Investment Corp. Class A	85,945	2,697,814
BlackRock Kelso Capital Corp.(d)	975,050	8,746,198
Capital Southwest Corp.	38,681	3,569,096
Fifth Street Finance Corp.(b)	882,745	10,239,842
Gladstone Capital Corp.	278,249	2,571,021
Gladstone Investment Corp.	295,714	2,111,398
Golub Capital BDC Inc.	135,257	2,019,387
Harris & Harris Group Inc.(a)(b)	415,185	2,129,899
Hercules Technology Growth Capital Inc.	581,165	6,113,856
Kohlberg Capital Corp.	252,341	2,006,111
Main Street Capital Corp.	265,542	5,032,021
MCG Capital Corp.	1,022,344	6,215,851
Medallion Financial Corp.	197,356	1,924,221
MVC Capital Inc.	319,208	4,223,122
New Mountain Finance Corp.(a)	96,030	1,219,581
NGP Capital Resources Co.	289,107	2,370,677
PennantPark Investment Corp.(b)	601,765	6,745,786
PennyMac Mortgage Investment Trust(d)	368,375	6,103,974
Prospect Capital Corp.(b)	1,289,342	13,035,248

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Solar Capital Ltd.	485,597	11,989,390
Solar Senior Capital Ltd.	104,034	1,867,410
THL Credit Inc.	122,271	1,589,523
TICC Capital Corp.	428,977	4,118,179
Triangle Capital Corp.	246,808	4,556,076

		139,738,781
IRON & STEEL—0.09%
Gibraltar Industries Inc.(a)(b)	404,175	4,575,261
Metals USA Holdings Corp.(a)	154,906	2,308,099
Olympic Steel Inc.	120,979	3,330,552
Shiloh Industries Inc.	70,988	765,251
Universal Stainless & Alloy Products Inc.(a)(b)	93,804	4,386,275

		15,365,438
LEISURE TIME—0.42%
Ambassadors Group Inc.	237,055	2,093,196
Arctic Cat Inc.(a)	162,633	2,184,161
Black Diamond Inc.(a)	174,751	1,377,038
Brunswick Corp.	1,182,371	24,120,368
Callaway Golf Co.	855,130	5,318,908
Interval Leisure Group Inc.(a)	533,269	7,300,453
Johnson Outdoors Inc. Class A(a)	63,722	1,090,921
Life Time Fitness Inc.(a)(b)	561,818	22,422,156
Marine Products Corp.(a)(b)	139,428	936,956
Multimedia Games Holding Co. Inc.(a)	361,596	1,645,262
Town Sports International Holdings Inc.(a)	270,516	2,058,627

		70,548,046
LODGING—0.31%
Ameristar Casinos Inc.	429,898	10,192,882
Boyd Gaming Corp.(a)(b)	723,250	6,292,275
Gaylord Entertainment Co.(a)(b)	473,976	14,219,280
Marcus Corp.	272,325	2,690,571
Monarch Casino & Resort Inc.(a)	117,618	1,227,932
Morgans Hotel Group Co.(a)(b)	292,710	2,104,585
Orient-Express Hotels Ltd. Class A(a)	1,261,131	13,557,158
Red Lion Hotels Corp.(a)	193,700	1,530,230

		51,814,913
MACHINERY—1.46%
Alamo Group Inc.	88,093	2,087,804
Albany International Corp. Class A	366,166	9,663,121
Altra Holdings Inc.(a)(b)	355,926	8,538,665
Applied Industrial Technologies Inc.	563,122	20,052,774
Astec Industries Inc.(a)	264,072	9,765,383
Briggs & Stratton Corp.	667,364	13,253,849
Cascade Corp.	121,673	5,787,985
Cognex Corp.	550,342	19,498,617
Columbus McKinnon Corp.(a)(b)	255,986	4,597,509
DXP Enterprises Inc.(a)	114,683	2,907,214
Flow International Corp.(a)(b)	633,775	2,256,239
Gerber Scientific Inc.(a)	334,659	3,724,755
Global Power Equipment Group Inc.(a)(b)	207,993	5,515,974
Gorman-Rupp Co. (The)	201,782	6,646,699
Hurco Companies Inc.(a)	85,043	2,739,235
Intermec Inc.(a)	793,311	8,758,153
Intevac Inc.(a)(b)	301,516	3,078,478
iRobot Corp.(a)(b)	316,629	11,173,837

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Kadant Inc.(a)	163,480	5,151,255
Lindsay Corp.(b)	166,311	11,442,197
Middleby Corp. (The)(a)	248,492	23,368,188
NACCO Industries Inc. Class A	77,351	7,489,124
Park-Ohio Holdings Corp.(a)	110,084	2,327,176
Robbins & Myers Inc.	522,522	27,615,288
Sauer-Danfoss Inc.(a)	153,429	7,731,287
Tecumseh Products Co. Class A(a)	244,052	2,489,330
Tennant Co.	253,427	10,119,340
Twin Disc Inc.	112,584	4,349,120

		242,128,596
MACHINERY - DIVERSIFIED—0.13%
Chart Industries Inc.(a)(b)	389,776	21,040,108

		21,040,108
MANUFACTURING—2.36%
A.O. Smith Corp.	504,354	21,334,174
Actuant Corp. Class A	910,707	24,434,269
Acuity Brands Inc.	574,091	32,022,796
American Railcar Industries Inc.(a)	129,454	3,035,696
Ameron International Corp.	121,103	7,954,045
AZZ Inc.	166,333	7,618,051
Barnes Group Inc.	723,216	17,942,989
Blount International Inc.(a)(b)	647,678	11,314,935
Brink’s Co. (The)	620,652	18,514,049
Ceradyne Inc.(a)(b)	329,458	12,845,568
CLARCOR Inc.	668,400	31,601,952
Colfax Corp.(a)(b)	328,542	8,147,842
Eastman Kodak Co.(a)(b)	3,560,348	12,746,046
EnPro Industries Inc.(a)(b)	273,578	13,150,895
ESCO Technologies Inc.	352,091	12,956,949
Fabrinet(a)(b)	269,382	6,540,595
Federal Signal Corp.	824,779	5,410,550
FreightCar America Inc.(a)	158,945	4,027,666
GP Strategies Corp.(a)	198,208	2,707,521
Griffon Corp.(a)	632,492	6,375,519
Handy & Harman Ltd.(a)	77,190	1,187,954
Hexcel Corp.(a)(b)	1,299,144	28,438,262
Koppers Holdings Inc.	272,831	10,348,480
Lancaster Colony Corp.	247,558	15,056,478
LSB Industries Inc.(a)	244,861	10,509,434
Lydall Inc.(a)	229,167	2,740,837
Matthews International Corp. Class A	390,440	15,676,166
Myers Industries Inc.	421,345	4,331,427
PMFG Inc.(a)(b)	232,094	4,607,066
Raven Industries Inc.	240,537	13,400,316
Smith & Wesson Holding Corp.(a)	795,505	2,386,515
Standex International Corp.	165,946	5,089,564
STR Holdings Inc.(a)(b)	398,933	5,952,080
Sturm, Ruger & Co. Inc.(b)	250,637	5,501,482
Tredegar Corp.	316,952	5,816,069

		391,724,237
MEDIA—0.87%
A.H. Belo Corp. Class A	246,222	1,831,892
Acacia Research Corp.(a)	567,612	20,825,684
Belo Corp. Class A(a)	1,226,156	9,232,955

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Cambium Learning Group Inc.(a)(b)	218,193	735,310
Central European Media Enterprises Ltd. Class A(a)	488,893	9,655,637
Courier Corp.	138,707	1,532,712
Crown Media Holdings Inc. Class A(a)(b)	460,587	879,721
Cumulus Media Inc. Class A(a)(b)	292,365	1,023,278
Demand Media Inc.(a)(b)	104,350	1,413,943
DG FastChannel Inc.(a)	365,149	11,703,025
Dolan Co. (The)(a)	404,469	3,425,852
E.W. Scripps Co. (The) Class A(a)	452,454	4,375,230
Entercom Communications Corp.(a)	319,343	2,771,897
Entravision Communications Corp. Class A(a)	663,662	1,227,775
Fisher Communications Inc.(a)(b)	116,497	3,473,941
Global Traffic Network Inc.(a)	188,619	2,167,232
Gray Television Inc.(a)	654,888	1,728,904
Journal Communications Inc. Class A(a)(b)	575,060	2,973,060
Lin TV Corp. Class A(a)	397,739	1,936,989
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	366,337	1,589,903
McClatchy Co. (The) Class A(a)(b)	773,716	2,174,142
Meredith Corp.(b)	482,984	15,035,292
New York Times Co. (The) Class A(a)(b)	1,823,480	15,900,746
Nexstar Broadcasting Group Inc.(a)	144,605	1,187,207
Outdoor Channel Holdings Inc.(a)	189,673	1,297,363
PRIMEDIA Inc.	222,568	1,569,104
Saga Communications Inc. Class A(a)	47,588	1,760,756
Scholastic Corp.(b)	354,726	9,435,712
Sinclair Broadcast Group Inc. Class A	665,834	7,310,857
Value Line Inc.	17,680	237,089
Westwood One Inc.(a)(b)	73,086	377,124
World Wrestling Entertainment Inc.(b)	359,797	3,428,865

		144,219,197
METAL FABRICATE & HARDWARE—0.79%
A.M. Castle & Co.(a)	222,490	3,695,559
Ampco-Pittsburgh Corp.	113,176	2,653,977
CIRCOR International Inc.	228,266	9,776,633
Dynamic Materials Corp.	175,992	3,945,741
Haynes International Inc.	161,641	10,010,427
Kaydon Corp.	431,240	16,093,877
L.B. Foster Co. Class A	126,515	4,163,609
Lawson Products Inc.	47,671	937,688
Mueller Industries Inc.	503,280	19,079,345
Mueller Water Products Inc. Class A	2,061,013	8,202,832
NN Inc.(a)	221,834	3,318,637
Northwest Pipe Co.(a)(b)	124,127	3,234,750
Omega Flex Inc.(a)(b)	36,375	510,341
RBC Bearings Inc.(a)(b)	290,254	10,959,991
Sun Hydraulics Corp.	178,534	8,533,925
TriMas Corp.(a)(b)	341,503	8,452,199
Worthington Industries Inc.	764,213	17,653,320

		131,222,851
MINING—1.60%
AMCOL International Corp.	324,416	12,379,715
Century Aluminum Co.(a)	682,993	10,688,841
Coeur d’Alene Mines Corp.(a)	1,186,043	28,773,403
General Moly Inc.(a)(b)	897,207	4,001,543
Globe Specialty Metals Inc.	836,851	18,762,199

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Gold Resource Corp.(b)	379,177	9,452,883
Golden Minerals Co.(a)(b)	170,394	3,029,605
Golden Star Resources Ltd.(a)	3,426,835	7,539,037
Hecla Mining Co.(a)	3,703,574	28,480,484
Horsehead Holding Corp.(a)	579,261	7,715,757
Jaguar Mining Inc.(a)(b)	1,120,282	5,354,948
Kaiser Aluminum Corp.	216,829	11,843,200
Materion Corp.(a)(b)	270,305	9,993,176
Midway Gold Corp.(a)(b)	1,054,940	2,067,682
Noranda Aluminium Holding Corp.(a)	299,956	4,541,334
Paramount Gold and Silver Corp.(a)	1,546,343	5,041,078
Revett Minerals Inc.(a)	330,798	1,491,899
RTI International Metals Inc.(a)	399,470	15,327,664
Stillwater Mining Co.(a)(b)	1,365,098	30,045,807
Thompson Creek Metals Co. Inc.(a)(b)	2,030,470	20,264,091
U.S. Energy Corp.(a)(b)	329,297	1,406,098
United States Lime & Minerals Inc.(a)(b)	35,067	1,438,098
Ur-Energy Inc.(a)	1,366,297	2,186,075
Uranerz Energy Corp.(a)(b)	852,361	2,574,130
Uranium Energy Corp.(a)(b)	941,220	2,880,133
Uranium Resources Inc.(a)	1,233,026	2,059,153
US Gold Corp.(a)(b)	1,408,334	8,492,254
USEC Inc.(a)(b)	1,541,541	5,148,747
Vista Gold Corp.(a)	937,816	2,654,019

		265,633,053
MISCELLANEOUS - MANUFACTURING—0.04%
John Bean Technologies Corp.	379,813	7,337,987

		7,337,987
OFFICE FURNISHINGS—0.45%
CompX International Inc.	15,345	202,247
Herman Miller Inc.	761,211	20,720,164
HNI Corp.(b)	591,802	14,866,066
Interface Inc. Class A	700,930	13,577,014
Knoll Inc.	636,624	12,777,044
Steelcase Inc. Class A	1,058,921	12,061,110

		74,203,645
OIL & GAS—3.57%
Abraxas Petroleum Corp.(a)(b)	1,086,327	4,160,633
Alon USA Energy Inc.	149,685	1,686,950
Apco Oil and Gas International Inc.(b)	120,873	10,507,490
Approach Resources Inc.(a)(b)	296,049	6,711,431
ATP Oil & Gas Corp.(a)(b)	589,730	9,028,766
Berry Petroleum Co. Class A	683,038	36,289,809
Bill Barrett Corp.(a)(b)	625,282	28,981,821
BPZ Resources Inc.(a)(b)	1,347,909	4,421,142
Callon Petroleum Co.(a)	516,362	3,624,861
CAMAC Energy Inc.(a)(b)	774,424	1,029,984
Carrizo Oil & Gas Inc.(a)	516,805	21,576,609
Cheniere Energy Inc.(a)(b)	938,112	8,593,106
Clayton Williams Energy Inc.(a)(b)	78,368	4,705,998
Comstock Resources Inc.(a)	632,406	18,206,969
Contango Oil & Gas Co.(a)	162,964	9,523,616
Crimson Exploration Inc.(a)	288,155	1,022,950
Crosstex Energy Inc.	538,874	6,412,601
CVR Energy Inc.(a)	1,163,405	28,643,031

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Delek US Holdings Inc.	187,619	2,945,618
Endeavour International Corp.(a)(b)	490,229	7,387,751
Energy Partners Ltd.(a)	384,125	5,688,891
Energy XXI (Bermuda) Ltd.(a)(b)	997,535	33,138,113
Evolution Petroleum Corp.(a)	212,073	1,505,718
FX Energy Inc.(a)(b)	694,381	6,096,665
Gastar Exploration Ltd.(a)	766,397	2,628,742
GeoResources Inc.(a)	264,862	5,956,746
GMX Resources Inc.(a)(b)	795,280	3,538,996
Goodrich Petroleum Corp.(a)(b)	342,105	6,298,153
Gulfport Energy Corp.(a)(b)	517,402	15,361,665
Harvest Natural Resources Inc.(a)(b)	448,979	4,952,238
Houston American Energy Corp.(b)	220,084	3,990,123
Hyperdynamics Corp.(a)(b)	2,078,097	8,935,817
Isramco Inc.(a)(b)	14,623	966,288
Kodiak Oil & Gas Corp.(a)(b)	2,371,196	13,681,801
Magnum Hunter Resources Corp.(a)(b)	1,486,535	10,048,977
McMoRan Exploration Co.(a)(b)	1,303,061	24,080,567
Miller Energy Resources Inc.(a)(b)	410,067	2,624,429
Northern Oil and Gas Inc.(a)(b)	838,709	18,577,404
Oasis Petroleum Inc.(a)	789,531	23,433,280
Panhandle Oil and Gas Inc.	93,918	2,769,642
Parker Drilling Co.(a)(b)	1,545,660	9,042,111
Penn Virginia Corp.	604,958	7,991,495
PetroCorp Inc. Escrow(a)(c)	26,106	3
Petroleum Development Corp.(a)	311,196	9,307,872
PetroQuest Energy Inc.(a)(b)	739,664	5,192,441
Pioneer Drilling Co.(a)(b)	719,816	10,969,996
Resolute Energy Corp.(a)(b)	615,946	9,953,687
Rex Energy Corp.(a)(b)	460,467	4,728,996
Rosetta Resources Inc.(a)(b)	702,431	36,203,294
Stone Energy Corp.(a)(b)	650,484	19,768,209
Swift Energy Co.(a)	563,910	21,016,926
Triangle Petroleum Corp.(a)	566,952	3,662,510
VAALCO Energy Inc.(a)	677,811	4,080,422
Vantage Drilling Co.(a)(b)	2,305,967	4,196,860
Venoco Inc.(a)(b)	390,319	4,972,664
Voyager Oil & Gas Inc.(a)(b)	620,256	1,842,160
W&T Offshore Inc.	461,367	12,050,906
Warren Resources Inc.(a)	951,241	3,624,228
Western Refining Inc.(a)(b)	702,696	12,697,717
Zion Oil & Gas Inc.(a)(b)	331,091	1,969,992

		593,007,880
OIL & GAS SERVICES—2.04%
Basic Energy Services Inc.(a)(b)	321,598	10,120,689
Cal Dive International Inc.(a)	1,264,985	7,564,610
Complete Production Services Inc.(a)	1,045,443	34,875,978
Dawson Geophysical Co.(a)(b)	105,497	3,602,723
Dril-Quip Inc.(a)	455,690	30,909,453
Exterran Holdings Inc.(a)	848,895	16,833,588
Flotek Industries Inc.(a)	659,195	5,616,341
Geokinetics Inc.(a)	140,951	1,110,694
Global Geophysical Services Inc.(a)	239,127	4,256,461
Global Industries Ltd.(a)	1,342,245	7,355,503
Gulf Island Fabrication Inc.	190,480	6,148,694
Helix Energy Solutions Group Inc.(a)	1,405,834	23,280,611

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Hercules Offshore Inc.(a)(b)	1,526,240	8,409,582
Hornbeck Offshore Services Inc.(a)(b)	302,757	8,325,817
ION Geophysical Corp.(a)(b)	1,746,651	16,523,318
Key Energy Services Inc.(a)(b)	1,654,971	29,789,478
Lufkin Industries Inc.	403,333	34,706,805
Matrix Service Co.(a)	351,381	4,701,478
Mitcham Industries Inc.(a)	132,324	2,289,205
Natural Gas Services Group Inc.(a)	161,285	2,606,366
Newpark Resources Inc.(a)(b)	1,196,236	10,849,861
Targa Resources Corp.	217,900	7,290,934
Tesco Corp.(a)	400,049	7,764,951
Tetra Technologies Inc.(a)	1,022,541	13,016,947
Thermon Group Holdings Inc.(a)	132,017	1,584,204
Union Drilling Inc.(a)	201,521	2,073,651
Willbros Group Inc.(a)	519,639	4,437,717
World Fuel Services Corp.	937,698	33,691,489

		339,737,148
PACKAGING & CONTAINERS—0.15%
AEP Industries Inc.(a)(b)	63,348	1,849,128
Astronics Corp.(a)	124,468	3,833,614
Graham Packaging Co. Inc.(a)	318,758	8,039,077
Graphic Packaging Holding Co.(a)	2,128,922	11,581,336

		25,303,155
PHARMACEUTICALS—3.36%
Achillion Pharmaceuticals Inc.(a)	525,937	3,912,971
Acura Pharmaceuticals Inc.(a)(b)	142,059	549,768
Akorn Inc.(a)(b)	744,073	5,208,511
Alimera Sciences Inc.(a)	148,151	1,207,431
Alkermes Inc.(a)(b)	1,266,200	23,551,320
Allos Therapeutics Inc.(a)(b)	1,047,204	2,241,017
Alnylam Pharmaceuticals Inc.(a)(b)	489,297	4,584,713
Amicus Therapeutics Inc.(a)(b)	208,233	1,236,904
Ampio Pharmaceuticals Inc.(a)(b)	261,702	2,038,659
Anacor Pharmaceuticals Inc.(a)(b)	148,262	957,773
Antares Pharma Inc.(a)(b)	1,157,717	2,558,555
Anthera Pharmaceuticals Inc.(a)(b)	225,501	1,842,343
Ardea Biosciences Inc.(a)(b)	221,447	5,638,041
Array BioPharma Inc.(a)	759,009	1,700,180
Auxilium Pharmaceuticals Inc.(a)(b)	636,752	12,480,339
AVANIR Pharmaceuticals Inc. Class A(a)(b)	1,638,332	5,504,796
AVI BioPharma Inc.(a)(b)	1,811,810	2,590,888
BioScrip Inc.(a)	537,323	3,487,226
BioSpecifics Technologies Corp.(a)(b)	65,349	1,463,818
Cadence Pharmaceuticals Inc.(a)(b)	501,776	4,616,339
Chelsea Therapeutics International Ltd.(a)(b)	707,103	3,606,225
Corcept Therapeutics Inc.(a)(b)	542,111	2,163,023
Cornerstone Therapeutics Inc.(a)(b)	106,218	951,713
Cubist Pharmaceuticals Inc.(a)	794,234	28,584,482
Depomed Inc.(a)(b)	708,581	5,796,193
DURECT Corp.(a)	1,075,129	2,182,512
Dusa Pharmaceuticals Inc.(a)	322,598	2,006,560
Dyax Corp.(a)	1,317,859	2,609,361
Dynavax Technologies Corp.(a)(b)	1,545,502	4,250,130
Emergent BioSolutions Inc.(a)	321,584	7,251,719
Endocyte Inc.(a)	189,289	2,710,618

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Furiex Pharmaceuticals Inc.(a)(b)	130,378	2,319,425
Hi-Tech Pharmacal Co. Inc.(a)(b)	136,831	3,958,521
Idenix Pharmaceuticals Inc.(a)(b)	723,663	3,618,315
Impax Laboratories Inc.(a)	866,810	18,887,790
Infinity Pharmaceuticals Inc.(a)(b)	252,328	2,084,229
Ironwood Pharmaceuticals Inc. Class A(a)	672,150	10,566,198
Isis Pharmaceuticals Inc.(a)(b)	1,325,954	12,145,739
ISTA Pharmaceuticals Inc.(a)	342,318	2,617,021
Jazz Pharmaceuticals Inc.(a)(b)	294,623	9,825,677
K-V Pharmaceutical Co. Class A(a)(b)	679,876	1,849,263
Keryx Biopharmaceuticals Inc.(a)(b)	912,003	4,313,774
Lannett Co. Inc.(a)	214,381	1,067,617
MannKind Corp.(a)(b)	1,019,659	3,874,704
MAP Pharmaceuticals Inc.(a)	288,596	4,608,878
Medicines Co. (The)(a)(b)	713,211	11,775,114
Medicis Pharmaceutical Corp. Class A	817,779	31,214,624
Medivation Inc.(a)	415,208	8,897,907
Nabi Biopharmaceuticals(a)	568,233	3,057,094
Nature’s Sunshine Products Inc.(a)(b)	147,431	2,871,956
Neogen Corp.(a)(b)	308,543	13,949,229
Neurocrine Biosciences Inc.(a)	654,761	5,270,826
NPS Pharmaceuticals Inc.(a)	1,138,575	10,759,534
Nutraceutical International Corp.(a)	123,470	1,898,969
Obagi Medical Products Inc.(a)	244,701	2,307,530
Omega Protein Corp.(a)	255,541	3,526,466
Onyx Pharmaceuticals Inc.(a)	840,130	29,656,589
Opko Health Inc.(a)(b)	1,437,619	5,304,814
Osiris Therapeutics Inc.(a)(b)	220,585	1,707,328
Pacira Pharmaceuticals Inc.(a)	64,616	775,392
Pain Therapeutics Inc.(a)	486,976	1,884,597
Par Pharmaceutical Companies Inc.(a)	481,198	15,869,910
Pernix Therapeutics Holdings(a)(b)	43,414	369,453
PetMed Express Inc.	288,152	3,414,601
Pharmacyclics Inc.(a)(b)	606,246	6,329,208
PharMerica Corp.(a)	389,979	4,976,132
POZEN Inc.(a)	356,109	1,495,658
Progenics Pharmaceuticals Inc.(a)	387,451	2,781,898
Questcor Pharmaceuticals Inc.(a)	706,545	17,027,734
Raptor Pharmaceutical Corp.(a)(b)	429,600	2,659,224
Rigel Pharmaceuticals Inc.(a)	916,256	8,402,068
Sagent Pharmaceuticals Inc.(a)	87,789	2,368,547
Salix Pharmaceuticals Ltd.(a)	773,645	30,814,280
Santarus Inc.(a)	712,221	2,400,185
Schiff Nutrition International Inc.	161,125	1,802,989
SciClone Pharmaceuticals Inc.(a)(b)	461,539	2,787,696
SIGA Technologies Inc.(a)(b)	456,773	4,448,969
Spectrum Pharmaceuticals Inc.(a)(b)	690,648	6,398,854
Star Scientific Inc.(a)(b)	1,413,445	6,360,502
Sucampo Pharmaceuticals Inc.(a)(b)	167,405	686,360
Synta Pharmaceuticals Corp.(a)(b)	314,105	1,579,948
Synutra International Inc.(a)(b)	231,577	2,274,086
Targacept Inc.(a)	365,113	7,692,931
Theravance Inc.(a)(b)	915,092	20,324,193
USANA Health Sciences Inc.(a)(b)	89,830	2,809,882
Vanda Pharmaceuticals Inc.(a)	375,247	2,679,264
ViroPharma Inc.(a)(b)	1,010,223	18,689,125

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

VIVUS Inc.(a)(b)	1,085,077	8,832,527
XenoPort Inc.(a)(b)	466,802	3,323,630
Zalicus Inc.(a)(b)	981,737	2,336,534
Zogenix Inc.(a)(b)	147,297	590,661

		558,606,297
PIPELINES—0.09%
SemGroup Corp.(a)	551,810	14,164,963

		14,164,963
REAL ESTATE—0.46%
Avatar Holdings Inc.(a)(b)	119,750	1,821,398
Consolidated-Tomoka Land Co.	56,415	1,613,469
Forestar Group Inc.(a)	469,541	7,714,559
Government Properties Income Trust	406,438	10,981,955
HFF Inc. Class A(a)	383,280	5,783,695
Hilltop Holdings Inc.(a)(b)	528,518	4,672,099
Kennedy-Wilson Holdings Inc.(b)	314,037	3,846,953
Resource Capital Corp.(b)	940,284	5,942,595
Retail Opportunity Investments Corp.	557,334	5,996,914
Starwood Property Trust Inc.	1,236,950	25,369,844
Terreno Realty Corp.	122,643	2,086,157
United Capital Corp.(a)	23,400	700,830

		76,530,468
REAL ESTATE INVESTMENT TRUSTS—7.54%
Acadia Realty Trust	533,849	10,853,150
Agree Realty Corp.(b)	130,152	2,906,294
Alexander’s Inc.	27,161	10,782,917
American Assets Trust Inc.	426,732	9,580,133
American Campus Communities Inc.(b)	899,540	31,951,661
Anworth Mortgage Asset Corp.	1,674,612	12,576,336
Apollo Commercial Real Estate Finance Inc.	233,694	3,767,147
ARMOUR Residential Inc.	650,341	4,780,006
Ashford Hospitality Trust Inc.	626,085	7,794,758
Associated Estates Realty Corp.	549,174	8,924,078
BioMed Realty Trust Inc.	1,739,679	33,471,424
Campus Crest Communities Inc.	406,226	5,256,564
CapLease Inc.	904,517	4,441,178
Capstead Mortgage Corp.	1,023,495	13,714,833
CBL & Associates Properties Inc.(b)	1,964,402	35,614,608
Cedar Shopping Centers Inc.	741,642	3,819,456
Chatham Lodging Trust	182,487	2,939,866
Chesapeake Lodging Trust	424,520	7,242,311
Cogdell Spencer Inc.	588,324	3,524,061
Colonial Properties Trust(b)	1,108,625	22,615,950
Colony Financial Inc.	436,122	7,880,725
CoreSite Realty Corp.	264,025	4,330,010
Cousins Properties Inc.	1,207,655	10,313,374
CreXus Investment Corp.	763,710	8,484,818
Cypress Sharpridge Investments Inc.(b)	1,097,956	14,064,816
DCT Industrial Trust Inc.	3,268,433	17,093,905
DiamondRock Hospitality Co.	2,222,664	23,849,185
DuPont Fabros Technology Inc.(b)	780,588	19,670,818
Dynex Capital Inc.	532,336	5,153,012
EastGroup Properties Inc.	357,856	15,212,459
Education Realty Trust Inc.	957,207	8,203,264
Entertainment Properties Trust	618,590	28,888,153

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Equity Lifestyle Properties Inc.(b)	338,342	21,126,074
Equity One Inc.(b)	713,909	13,307,264
Excel Trust Inc.	218,833	2,413,728
Extra Space Storage Inc.	1,245,769	26,572,253
FelCor Lodging Trust Inc.(a)(b)	1,648,958	8,788,946
First Industrial Realty Trust Inc.(a)	1,032,453	11,821,587
First Potomac Realty Trust	662,648	10,145,141
Franklin Street Properties Corp.	940,175	12,137,659
Getty Realty Corp.(b)	344,836	8,700,212
Gladstone Commercial Corp.	126,699	2,195,694
Glimcher Realty Trust	1,322,113	12,560,074
Hatteras Financial Corp.	990,460	27,960,686
Healthcare Realty Trust Inc.(b)	966,808	19,945,249
Hersha Hospitality Trust(b)	1,876,903	10,454,350
Highwoods Properties Inc.(b)	846,203	28,034,705
Home Properties Inc.	517,499	31,505,339
Hudson Pacific Properties Inc.	291,102	4,520,814
Inland Real Estate Corp.	1,029,529	9,090,741
Invesco Mortgage Capital Inc.	958,901	20,261,578
Investors Real Estate Trust(b)	1,070,645	9,271,786
iStar Financial Inc.(a)(b)	1,224,817	9,933,266
Kilroy Realty Corp.	775,154	30,610,831
Kite Realty Group Trust	738,406	3,677,262
LaSalle Hotel Properties(b)	1,128,437	29,723,031
Lexington Realty Trust(b)	1,591,811	14,533,234
LTC Properties Inc.	401,621	11,173,096
Medical Properties Trust Inc.	1,486,234	17,091,691
MFA Financial Inc.	4,725,585	37,993,703
Mid-America Apartment Communities Inc.(b)	485,982	32,789,206
Mission West Properties Inc.	237,258	2,083,125
Monmouth Real Estate Investment Corp. Class A	467,562	3,950,899
MPG Office Trust Inc.(a)(b)	647,501	1,851,853
National Health Investors Inc.(b)	322,616	14,333,829
National Retail Properties Inc.(b)	1,126,455	27,609,412
Newcastle Investment Corp.(b)	1,046,619	6,049,458
NorthStar Realty Finance Corp.(b)	1,273,381	5,131,725
Omega Healthcare Investors Inc.(b)	1,346,449	28,288,893
One Liberty Properties Inc.	146,601	2,263,519
Parkway Properties Inc.	289,970	4,946,888
Pebblebrook Hotel Trust	677,030	13,669,236
Pennsylvania Real Estate Investment Trust	736,707	11,566,300
Post Properties Inc.	660,518	26,922,714
PS Business Parks Inc.	246,259	13,568,871
RAIT Financial Trust(b)	1,506,235	3,163,094
Ramco-Gershenson Properties Trust	508,562	6,295,998
Redwood Trust Inc.(b)	1,038,997	15,709,635
RLJ Lodging Trust(a)	363,477	6,313,595
Sabra Healthcare REIT Inc.	332,193	5,550,945
Saul Centers Inc.	96,977	3,817,984
Sovran Self Storage Inc.	366,284	15,017,644
STAG Industrial Inc.	209,580	2,567,355
Strategic Hotels & Resorts Inc.(a)	2,323,119	16,447,683
Summit Hotel Properties Inc.	345,846	3,925,352
Sun Communities Inc.(b)	283,047	10,560,484
Sunstone Hotel Investors Inc.(a)	1,563,652	14,495,054
Tanger Factory Outlet Centers Inc.	1,078,310	28,866,359

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Two Harbors Investment Corp.	1,188,122	12,772,312
U-Store-It Trust	1,315,772	13,841,921
UMH Properties Inc.	152,005	1,626,454
Universal Health Realty Income Trust(b)	137,487	5,496,730
Urstadt Biddle Properties Inc. Class A(b)	304,142	5,508,012
Walter Investment Management Corp.	342,017	7,589,357
Washington Real Estate Investment Trust	873,790	28,415,651
Whitestone REIT Class B	99,149	1,261,175
Winthrop Realty Trust(b)	378,746	4,522,227

		1,254,042,213
RETAIL—5.98%
99 Cents Only Stores(a)	623,339	12,616,381
Aeropostale Inc.(a)	1,071,538	18,751,915
AFC Enterprises Inc.(a)(b)	328,749	5,407,921
America’s Car-Mart Inc.(a)	122,108	4,029,564
ANN Inc.(a)	692,211	18,066,707
Asbury Automotive Group Inc.(a)(b)	387,071	7,172,426
Ascena Retail Group Inc.(a)	832,236	28,337,636
Barnes & Noble Inc.(b)	385,084	6,384,693
Bebe Stores Inc.	507,203	3,099,010
Benihana Inc. Class A(a)	175,859	1,844,761
Big 5 Sporting Goods Corp.	292,484	2,298,924
Biglari Holdings Inc.(a)	16,092	6,292,777
BJ’s Restaurants Inc.(a)	319,603	16,734,413
Bob Evans Farms Inc.	400,964	14,021,711
Body Central Corp.(a)(b)	155,204	3,651,950
Bon-Ton Stores Inc. (The)(b)	162,991	1,584,272
Bravo Brio Restaurant Group Inc.(a)(b)	254,289	6,212,280
Brown Shoe Co. Inc.(b)	587,098	6,252,594
Buckle Inc. (The)(b)	358,031	15,287,924
Buffalo Wild Wings Inc.(a)	242,380	16,072,218
Build-A-Bear Workshop Inc.(a)(b)	224,243	1,459,822
Cabela’s Inc.(a)	574,976	15,610,598
California Pizza Kitchen Inc.(a)	256,434	4,736,336
Caribou Coffee Co. Inc.(a)(b)	170,513	2,257,592
Carrols Restaurant Group Inc.(a)	166,313	1,736,308
Casey’s General Stores Inc.	504,088	22,179,872
Cash America International Inc.	390,448	22,595,226
Casual Male Retail Group Inc.(a)	564,249	2,341,633
Cato Corp. (The) Class A	366,220	10,547,136
CEC Entertainment Inc.	262,790	10,540,507
Charming Shoppes Inc.(a)	1,542,109	6,415,173
Cheesecake Factory Inc. (The)(a)	766,656	24,049,999
Children’s Place Retail Stores Inc. (The)(a)	345,146	15,355,546
Christopher & Banks Corp.	478,020	2,748,615
Citi Trends Inc.(a)	197,220	2,974,078
Coldwater Creek Inc.(a)(b)	802,679	1,123,751
Collective Brands Inc.(a)(b)	814,735	11,968,457
Conn’s Inc.(a)(b)	194,942	1,686,248
Cost Plus Inc.(a)(b)	250,756	2,507,560
Cracker Barrel Old Country Store Inc.	303,625	14,971,749
Denny’s Corp.(a)(b)	1,313,628	5,096,877
Destination Maternity Corp.	141,672	2,830,607
DineEquity Inc.(a)	204,814	10,705,628
Domino’s Pizza Inc.(a)	819,094	20,673,933
Einstein Noah Restaurant Group Inc.	78,628	1,177,061

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Express Inc.	734,155	16,004,579
EZCORP Inc.(a)	622,707	22,152,801
Finish Line Inc. (The) Class A	688,992	14,744,429
First Cash Financial Services Inc.(a)(b)	415,939	17,465,279
Fred’s Inc. Class A	521,138	7,520,021
Genesco Inc.(a)	313,346	16,325,327
GNC Holdings Inc. Class A(a)	301,623	6,578,398
Gordmans Stores Inc.(a)	72,101	1,253,836
Group 1 Automotive Inc.(b)	317,913	13,091,657
Haverty Furniture Companies Inc.	247,981	2,854,261
hhgregg Inc.(a)(b)	238,662	3,198,071
Hibbett Sports Inc.(a)(b)	362,531	14,758,637
Hot Topic Inc.	594,849	4,425,677
HSN Inc.(a)	530,983	17,479,960
Jack in the Box Inc.(a)(b)	657,464	14,977,030
Jamba Inc.(a)(b)	870,040	1,861,886
Jos. A. Bank Clothiers Inc.(a)(b)	367,380	18,372,674
Kenneth Cole Productions Inc. Class A(a)(b)	102,120	1,275,479
Kirkland’s Inc.(a)	221,385	2,661,048
Krispy Kreme Doughnuts Inc.(a)(b)	775,403	7,374,082
Lithia Motors Inc. Class A	292,764	5,746,957
Luby’s Inc.(a)	248,274	1,370,472
Lumber Liquidators Holdings Inc.(a)(b)	309,274	7,855,560
MarineMax Inc.(a)	310,418	2,719,262
McCormick & Schmick’s Seafood Restaurants Inc.(a)	180,046	1,546,595
Men’s Wearhouse Inc. (The)	683,520	23,034,624
Movado Group Inc.	228,354	3,907,137
New York & Co. Inc.(a)(b)	358,999	1,777,045
Nu Skin Enterprises Inc. Class A	726,121	27,265,844
O’Charley’s Inc.(a)(b)	243,380	1,779,108
Office Depot Inc.(a)	3,688,571	15,565,770
OfficeMax Inc.(a)(b)	1,138,725	8,938,991
P.F. Chang’s China Bistro Inc.	300,831	12,105,439
Pacific Sunwear of California Inc.(a)(b)	638,019	1,665,230
Pantry Inc. (The)(a)(b)	303,410	5,701,074
Papa John’s International Inc.(a)(b)	261,320	8,691,503
PC Connection Inc.(a)(b)	126,720	1,049,242
Penske Automotive Group Inc.	590,829	13,435,451
Pep Boys - Manny, Moe & Jack (The)	697,866	7,627,675
Pier 1 Imports Inc.(a)	1,415,247	16,374,408
PriceSmart Inc.	236,950	12,138,948
Red Robin Gourmet Burgers Inc.(a)	172,195	6,264,454
Regis Corp.	764,744	11,715,878
REX American Resources Corp.(a)(b)	91,684	1,521,954
Rite Aid Corp.(a)	7,860,585	10,454,578
Ruby Tuesday Inc.(a)	862,304	9,295,637
rue21 Inc.(a)(b)	198,589	6,454,142
Rush Enterprises Inc. Class A(a)(b)	428,305	8,150,644
Ruth’s Hospitality Group Inc.(a)	464,481	2,605,738
Saks Inc.(a)(b)	1,534,216	17,137,193
School Specialty Inc.(a)	214,803	3,091,015
Select Comfort Corp.(a)	740,438	13,313,075
Shoe Carnival Inc.(a)(b)	121,891	3,675,014
Sonic Automotive Inc.	533,565	7,816,727
Sonic Corp.(a)	818,797	8,703,812
Stage Stores Inc.	478,700	8,042,160

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Stein Mart Inc.	365,883	3,527,112
Susser Holdings Corp.(a)	106,111	1,668,065
Syms Corp.(a)(b)	85,657	923,382
Systemax Inc.(a)	144,674	2,161,430
Talbots Inc. (The)(a)(b)	928,986	3,102,813
Texas Roadhouse Inc.	836,488	14,667,817
Titan Machinery Inc.(a)	203,914	5,868,645
Tuesday Morning Corp.(a)	569,031	2,645,994
Vera Bradley Inc.(a)(b)	264,146	10,090,377
Vitamin Shoppe Inc.(a)	329,796	15,091,465
West Marine Inc.(a)	197,973	2,052,980
Wet Seal Inc. Class A(a)	1,346,009	6,016,660
Winmark Corp.(b)	30,572	1,324,685
Zale Corp.(a)	424,226	2,375,666
Zumiez Inc.(a)(b)	280,369	7,000,814

		993,841,782
SAVINGS & LOANS—0.90%
Abington Bancorp Inc.	270,173	2,817,904
Astoria Financial Corp.	1,150,538	14,715,381
BankFinancial Corp.	278,223	2,356,549
Beneficial Mutual Bancorp Inc.(a)(b)	442,724	3,636,978
Berkshire Hills Bancorp Inc.	222,905	4,990,843
BofI Holding Inc.(a)	116,844	1,683,722
Brookline Bancorp Inc.	476,393	4,416,163
Cape Bancorp Inc.(a)	151,498	1,514,980
Charter Financial Corp.(b)	89,737	888,396
Clifton Savings Bancorp Inc.	115,672	1,277,019
Danvers Bancorp Inc.(b)	136	2,961
Dime Community Bancshares Inc.	410,920	5,974,777
ESB Financial Corp.(b)	164,525	2,125,663
ESSA Bancorp Inc.	152,078	1,888,809
First Defiance Financial Corp.(a)	128,377	1,885,858
First Financial Holdings Inc.	221,374	1,985,725
First PacTrust Bancorp Inc.	112,257	1,668,139
Flagstar Bancorp Inc.(a)	2,581,308	3,071,757
Flushing Financial Corp.	416,012	5,408,156
Fox Chase Bancorp Inc.	192,086	2,602,765
Home Federal Bancorp Inc.	220,319	2,421,306
Investors Bancorp Inc.(a)	613,240	8,708,008
Kearny Financial Corp.	179,256	1,633,022
Meridian Interstate Bancorp Inc.(a)	118,335	1,620,006
Northwest Bancshares Inc.	1,411,162	17,752,418
OceanFirst Financial Corp.	193,580	2,506,861
Oritani Financial Corp.	744,403	9,520,914
Provident Financial Services Inc.	800,427	11,462,115
Provident New York Bancorp	505,801	4,228,496
Rockville Financial Inc.	389,532	3,856,367
Roma Financial Corp.	102,288	1,074,024
Territorial Bancorp Inc.	159,663	3,308,217
United Financial Bancorp Inc.	214,600	3,311,278
ViewPoint Financial Group	459,934	6,347,089
Westfield Financial Inc.	373,967	3,036,612
WSFS Financial Corp.	84,776	3,361,368

		149,060,646

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

SEMICONDUCTORS—3.64%
Advanced Analogic Technologies Inc.(a)(b)	572,284	3,465,180
Aeroflex Holding Corp.(a)	261,942	4,754,247
Alpha & Omega Semiconductor Ltd.(a)(b)	193,980	2,570,235
Amkor Technology Inc.(a)(b)	1,400,630	8,641,887
Amtech Systems Inc.(a)(b)	126,534	2,611,662
ANADIGICS Inc.(a)(b)	890,254	2,857,715
Applied Micro Circuits Corp.(a)(b)	840,124	7,443,499
ATMI Inc.(a)	419,365	8,567,627
Axcelis Technologies Inc.(a)	1,400,697	2,297,143
AXT Inc.(a)(b)	422,805	3,585,386
Brooks Automation Inc.(a)	883,131	9,590,803
Cabot Microelectronics Corp.(a)(b)	311,004	14,452,356
Cavium Inc.(a)(b)	641,893	27,980,116
CEVA Inc.(a)(b)	304,815	9,284,665
Cirrus Logic Inc.(a)	876,357	13,934,076
Cohu Inc.	317,410	4,161,245
Diodes Inc.(a)	470,246	12,273,421
DSP Group Inc.(a)	312,638	2,719,951
eMagin Corp.(a)	229,034	1,390,236
EMCORE Corp.(a)(b)	1,166,196	3,195,377
Emulex Corp.(a)(b)	1,159,930	9,975,398
Entegris Inc.(a)(b)	1,783,910	18,053,169
Entropic Communications Inc.(a)(b)	1,142,639	10,158,061
Exar Corp.(a)	488,084	3,089,572
FormFactor Inc.(a)(b)	672,079	6,089,036
FSI International Inc.(a)(b)	509,454	1,395,904
GSI Group Inc.(a)	341,237	4,111,906
GSI Technology Inc.(a)	266,222	1,916,798
Hittite Microwave Corp.(a)	415,503	25,723,791
Inphi Corp.(a)(b)	271,005	4,715,487
Integrated Device Technology Inc.(a)	1,960,200	15,407,172
Integrated Silicon Solution Inc.(a)	352,385	3,407,563
IXYS Corp.(a)	321,149	4,810,812
Kopin Corp.(a)(b)	858,492	4,043,497
Kulicke and Soffa Industries Inc.(a)	959,533	10,689,198
Lattice Semiconductor Corp.(a)	1,570,195	10,237,671
LTX-Credence Corp.(a)	656,366	5,867,912
MaxLinear Inc.(a)(b)	211,166	1,828,698
Micrel Inc.	668,636	7,074,169
Microsemi Corp.(a)	1,145,689	23,486,625
Mindspeed Technologies Inc.(a)(b)	442,121	3,536,968
MIPS Technologies Inc.(a)	693,688	4,793,384
MKS Instruments Inc.	693,991	18,335,242
Monolithic Power Systems Inc.(a)	397,439	6,128,509
MoSys Inc.(a)(b)	430,788	2,477,031
Nanometrics Inc.(a)	265,836	5,048,226
NetLogic Microsystems Inc.(a)(b)	904,391	36,555,484
OmniVision Technologies Inc.(a)	768,589	26,754,583
Pericom Semiconductor Corp.(a)	333,876	2,984,851
Photronics Inc.(a)	719,023	6,090,125
PLX Technology Inc.(a)(b)	587,739	2,039,454
Power Integrations Inc.(b)	383,425	14,735,023
Rambus Inc.(a)	1,303,401	19,133,927
Richardson Electronics Ltd.	197,824	2,688,428
Rubicon Technology Inc.(a)(b)	231,420	3,901,741

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Rudolph Technologies Inc.(a)	420,266	4,501,049
Semtech Corp.(a)	866,474	23,689,399
Silicon Image Inc.(a)(b)	1,049,527	6,779,944
Standard Microsystems Corp.(a)(b)	307,512	8,299,749
Supertex Inc.(a)	146,245	3,275,888
Tessera Technologies Inc.(a)	680,978	11,671,963
TriQuint Semiconductor Inc.(a)(b)	2,180,436	22,218,643
Ultra Clean Holdings Inc.(a)	302,127	2,743,313
Ultratech Inc.(a)	332,992	10,116,297
Veeco Instruments Inc.(a)(b)	540,564	26,168,703
Volterra Semiconductor Corp.(a)	325,511	8,027,101
Zoran Corp.(a)	663,725	5,575,290

		606,129,581
SOFTWARE—4.32%
Accelrys Inc.(a)	735,593	5,230,066
ACI Worldwide Inc.(a)	442,155	14,931,574
Actuate Corp.(a)	479,829	2,807,000
Acxiom Corp.(a)	1,079,676	14,154,552
Advent Software Inc.(a)	436,932	12,308,374
American Reprographics Co.(a)(b)	493,329	3,487,836
American Software Inc. Class A	303,267	2,520,149
Aspen Technology Inc.(a)	1,123,498	19,301,696
athenahealth Inc.(a)(b)	463,467	19,048,494
Avid Technology Inc.(a)	393,013	7,404,365
Blackbaud Inc.	592,289	16,418,251
Blackboard Inc.(a)(b)	462,519	20,068,699
Bottomline Technologies Inc.(a)(b)	453,478	11,205,441
Callidus Software Inc.(a)	395,812	2,315,500
CommVault Systems Inc.(a)(b)	583,804	25,950,088
Computer Programs and Systems Inc.	147,686	9,375,107
Concur Technologies Inc.(a)(b)	591,456	29,614,202
Convio Inc.(a)	159,738	1,726,768
Cornerstone OnDemand Inc.(a)	150,604	2,658,161
CSG Systems International Inc.(a)	458,668	8,476,185
Deltek Inc.(a)(b)	292,996	2,194,540
DemandTec Inc.(a)	426,427	3,880,486
Digi International Inc.(a)(b)	336,779	4,378,127
DynaVox Inc.(a)(b)	122,971	934,580
Ebix Inc.(a)(b)	402,742	7,672,235
Ellie Mae Inc.(a)	111,470	639,838
Envestnet Inc.(a)	252,741	3,753,204
EPIQ Systems Inc.	416,737	5,926,000
ePocrates Inc.(a)(b)	83,095	1,532,272
Fair Isaac Corp.	526,926	15,913,165
FalconStor Software Inc.(a)(b)	405,386	1,816,129
Geeknet Inc.(a)	57,829	1,545,191
Glu Mobile Inc.(a)(b)	553,310	2,915,944
Guidance Software Inc.(a)(b)	183,459	1,495,191
inContact Inc.(a)	405,146	1,924,444
InnerWorkings Inc.(a)(b)	340,330	2,838,352
Interactive Intelligence Inc.(a)(b)	188,086	6,592,414
JDA Software Group Inc.(a)	562,845	17,386,282
Lawson Software Inc.(a)	2,178,551	24,443,342
ManTech International Corp. Class A	309,913	13,766,335
MedAssets Inc.(a)(b)	636,689	8,506,165

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Medidata Solutions Inc.(a)	277,756	6,630,036
MedQuist Holdings Inc.(a)(b)	417,386	5,392,627
MicroStrategy Inc. Class A(a)(b)	105,663	17,189,257
MoneyGram International Inc.(a)	1,113,298	3,696,149
Monotype Imaging Holdings Inc.(a)(b)	472,121	6,671,070
NetSuite Inc.(a)(b)	361,956	14,188,675
Omnicell Inc.(a)	437,240	6,816,572
OPNET Technologies Inc.	190,060	7,781,056
Parametric Technology Corp.(a)	1,581,104	36,254,715
PDF Solutions Inc.(a)	309,050	1,841,938
Pegasystems Inc.(b)	221,712	10,320,694
Progress Software Corp.(a)	890,493	21,487,596
PROS Holdings Inc.(a)(b)	283,862	4,964,746
QAD Inc. Class A(a)	87,819	897,510
QLIK Technologies Inc.(a)	932,237	31,751,992
Quality Systems Inc.(b)	256,979	22,434,267
Quest Software Inc.(a)	811,859	18,453,555
RealPage Inc.(a)(b)	404,098	10,696,474
Renaissance Learning Inc.	176,912	2,218,477
Rosetta Stone Inc.(a)(b)	144,805	2,337,153
Schawk Inc.	155,618	2,577,034
SciQuest Inc.(a)	162,804	2,782,320
SeaChange International Inc.(a)(b)	351,912	3,793,611
Smith Micro Software Inc.(a)	473,562	1,993,696
SolarWinds Inc.(a)	756,252	19,768,427
SS&C Technologies Holdings Inc.(a)(b)	332,904	6,614,803
Synchronoss Technologies Inc.(a)	352,155	11,173,878
SYNNEX Corp.(a)(b)	335,260	10,627,742
Take-Two Interactive Software Inc.(a)(b)	977,155	14,930,928
Taleo Corp. Class A(a)	545,001	20,181,387
THQ Inc.(a)	902,027	3,265,338
Ultimate Software Group Inc. (The)(a)	343,569	18,700,461
Verint Systems Inc.(a)	282,358	10,458,540

		717,949,468
STORAGE & WAREHOUSING—0.06%
Mobile Mini Inc.(a)	486,743	10,314,084

		10,314,084
TELECOMMUNICATIONS—3.90%
8x8 Inc.(a)(b)	820,026	4,009,927
ADTRAN Inc.	856,393	33,150,973
Alaska Communications Systems Group Inc.(b)	596,311	5,289,279
Anaren Inc.(a)(b)	199,566	4,240,778
Anixter International Inc.	384,350	25,113,429
ARRIS Group Inc.(a)	1,645,656	19,106,066
Aruba Networks Inc.(a)(b)	1,130,402	33,403,379
Atlantic Tele-Network Inc.	123,948	4,754,645
Aviat Networks Inc.(a)	800,266	3,153,048
BigBand Networks Inc.(a)(b)	591,421	1,283,384
Black Box Corp.	240,433	7,518,340
Calix Inc.(a)(b)	501,488	10,440,980
Cbeyond Inc.(a)	368,785	4,879,026
Cincinnati Bell Inc.(a)	2,634,044	8,745,026
Communications Systems Inc.	87,763	1,573,591
Comtech Telecommunications Corp.	353,440	9,910,458
Consolidated Communications Holdings Inc.	345,077	6,708,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Dialogic Inc.(a)(b)	203,926	917,667
DigitalGlobe Inc.(a)	469,404	11,927,556
EMS Technologies Inc.(a)	203,425	6,706,922
Extreme Networks Inc.(a)	1,222,101	3,959,607
Fairpoint Communications Inc.(a)(b)	284,609	2,621,249
Finisar Corp.(a)(b)	1,191,040	21,474,451
General Communication Inc. Class A(a)	547,653	6,610,172
GeoEye Inc.(a)(b)	293,562	10,979,219
Global Crossing Ltd.(a)	407,903	15,655,317
Globalstar Inc.(a)(b)	1,350,110	1,660,635
Globecomm Systems Inc.(a)(b)	296,009	4,605,900
Harmonic Inc.(a)	1,529,510	11,058,357
Hickory Tech Corp.	176,365	2,095,216
Hypercom Corp.(a)	726,863	7,145,063
ICO Global Communications (Holdings) Ltd.(a)(b)	1,995,823	5,528,430
IDT Corp. Class B	184,521	4,985,757
Infinera Corp.(a)(b)	1,395,494	9,642,864
InterDigital Inc.	601,438	24,568,742
Iridium Communications Inc.(a)(b)	575,259	4,975,990
Ixia(a)(b)	509,749	6,524,787
Knology Inc.(a)	398,696	5,920,636
KVH Industries Inc.(a)(b)	199,259	2,118,123
Leap Wireless International Inc.(a)	812,363	13,184,652
LogMeIn Inc.(a)	271,552	10,473,761
Loral Space & Communications Inc.(a)	144,551	10,041,958
MasTec Inc.(a)(b)	753,096	14,851,053
Meru Networks Inc.(a)(b)	142,232	1,708,206
Motricity Inc.(a)	488,695	3,777,612
NeoPhotonics Corp.(a)	114,041	789,164
NETGEAR Inc.(a)	485,656	21,232,880
Neutral Tandem Inc.(a)	460,462	8,021,248
Newport Corp.(a)(b)	500,273	9,089,960
Novatel Wireless Inc.(a)(b)	423,134	2,318,774
NTELOS Holdings Corp.	401,760	8,203,939
Numerex Corp. Class A(a)(b)	126,165	1,227,586
Oclaro Inc.(a)(b)	666,221	4,477,005
Oplink Communications Inc.(a)	274,346	5,111,066
Opnext Inc.(a)	576,751	1,314,992
ORBCOMM Inc.(a)	457,228	1,431,124
PAETEC Holding Corp.(a)	1,661,566	7,958,901
Plantronics Inc.	638,805	23,335,547
Powerwave Technologies Inc.(a)(b)	2,243,489	6,618,293
Preformed Line Products Co.	32,161	2,289,220
Premiere Global Services Inc.(a)	693,543	5,534,473
Procera Networks Inc.(a)	150,192	1,611,560
RF Micro Devices Inc.(a)	3,662,348	22,413,570
RigNet Inc.(a)	77,243	1,313,131
SAVVIS Inc.(a)	597,397	23,615,103
Shenandoah Telecommunications Co.	315,514	5,370,048
ShoreTel Inc.(a)	622,713	6,351,673
Sonus Networks Inc.(a)	2,795,149	9,056,283
SureWest Communications	185,633	3,103,784
Sycamore Networks Inc.	263,768	5,866,200
Symmetricom Inc.(a)	576,629	3,361,747
Tekelec(a)	816,695	7,456,425
TeleNav Inc.(a)(b)	217,447	3,855,335

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

UniTek Global Services Inc.(a)	144,978	1,146,776
USA Mobility Inc.	293,681	4,481,572
ViaSat Inc.(a)(b)	481,377	20,829,183
Vonage Holdings Corp.(a)	1,851,553	8,165,349
Westell Technologies Inc.(a)	700,955	2,502,409

		648,454,848
TEXTILES—0.11%
G&K Services Inc. Class A	247,972	8,396,332
UniFirst Corp.	187,559	10,538,940

		18,935,272
TOYS, GAMES & HOBBIES—0.05%
JAKKS Pacific Inc.(a)(b)	360,857	6,643,377
LeapFrog Enterprises Inc.(a)	547,098	2,308,754

		8,952,131
TRANSPORTATION—2.05%
Air Transport Services Group Inc.(a)	715,301	4,899,812
Arkansas Best Corp.	336,954	7,995,918
Atlas Air Worldwide Holdings Inc.(a)(b)	348,524	20,740,663
Baltic Trading Ltd.	215,031	1,234,278
Bristow Group Inc.	482,177	24,600,670
CAI International Inc.(a)(b)	159,698	3,299,361
Celadon Group Inc.(a)(b)	267,008	3,727,432
Covenant Transportation Group Class A(a)	110,327	855,034
DHT Maritime Inc.	858,764	3,289,066
Eagle Bulk Shipping Inc.(a)(b)	834,920	2,070,602
Echo Global Logistics Inc.(a)(b)	148,711	2,639,620
Excel Maritime Carriers Ltd.(a)(b)	603,526	1,870,931
Forward Air Corp.	388,735	13,135,356
Frontline Ltd.(b)	687,116	10,128,090
Genco Shipping & Trading Ltd.(a)(b)	390,146	2,933,898
General Maritime Corp.(b)	1,531,954	2,068,138
Genesee & Wyoming Inc. Class A(a)(b)	524,948	30,782,951
Golar LNG Ltd.	487,176	16,997,571
GulfMark Offshore Inc. Class A(a)(b)	315,929	13,960,902
Heartland Express Inc.	667,579	11,055,108
Hub Group Inc. Class A(a)	489,462	18,433,139
International Shipholding Corp.	73,128	1,556,164
Knight Transportation Inc.	811,553	13,788,285
Knightsbridge Tankers Ltd.(b)	291,616	6,424,300
Marten Transport Ltd.	205,842	4,446,187
Nordic American Tankers Ltd.(a)(b)	624,768	14,207,224
Old Dominion Freight Line Inc.(a)(b)	629,183	23,468,526
Overseas Shipholding Group Inc.(b)	355,352	9,573,183
Pacer International Inc.(a)(b)	461,232	2,177,015
Patriot Transportation Holding Inc.(a)(b)	81,483	1,822,775
PHI Inc.(a)(b)	173,648	3,773,371
Quality Distribution Inc.(a)	197,473	2,571,098
RailAmerica Inc.(a)	283,955	4,259,325
Roadrunner Transportation Systems Inc.(a)	122,074	1,840,876
Saia Inc.(a)	210,988	3,576,247
Scorpio Tankers Inc.(a)(b)	328,130	3,278,019
Ship Finance International Ltd.(b)	596,130	10,742,262
Swift Transportation Co.(a)	1,053,618	14,276,524
Teekay Tankers Ltd. Class A(b)	559,592	5,260,165

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

Ultrapetrol (Bahamas) Ltd.(a)(b)	287,906	1,422,256
Universal Truckload Services Inc.(a)	74,169	1,270,515
Werner Enterprises Inc.	582,699	14,596,610

		341,049,467
TRUCKING & LEASING—0.24%
Aircastle Ltd.	774,556	9,852,352
AMERCO(a)	114,712	11,029,559
Greenbrier Companies Inc. (The)(a)	244,858	4,838,394
TAL International Group Inc.	266,645	9,207,252
Textainer Group Holdings Ltd.	150,326	4,621,021

		39,548,578
VENTURE CAPITAL—0.01%
Medley Capital Corp.	146,768	1,723,056

		1,723,056
WATER—0.28%
American States Water Co.	247,255	8,569,858
Artesian Resources Corp. Class A	87,329	1,573,668
California Water Service Group	556,846	10,418,589
Connecticut Water Service Inc.	113,404	2,900,874
Consolidated Water Co. Ltd.(b)	192,206	1,785,594
Middlesex Water Co.	207,647	3,858,081
Pennichuck Corp.	61,829	1,777,584
PICO Holdings Inc.(a)	300,783	8,722,707
SJW Corp.	186,153	4,512,349
York Water Co. (The)(b)	169,692	2,808,403

		46,927,707

TOTAL COMMON STOCKS
(Cost: $19,488,282,620)		16,612,589,433

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	4,082	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—14.31%

MONEY MARKET FUNDS—14.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	2,195,545,663	2,195,545,663
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	184,492,496	184,492,496

		2,380,038,159

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,380,038,159)		2,380,038,159

TOTAL INVESTMENTS IN SECURITIES—114.21%
(Cost: $21,868,320,779)		18,992,627,592
Other Assets, Less Liabilities—(14.21)%		(2,362,862,111)

NET ASSETS—100.00%		$16,629,765,481

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

June 30, 2011

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—100.05%

ADVERTISING—0.14%
APAC Customer Services Inc.(a)	173,497	$924,739
Marchex Inc. Class B	57,751	512,829
MDC Partners Inc.	164,506	2,970,978
Valuevision Media Inc. Class A(a)	214,541	1,641,239

		6,049,785
AEROSPACE & DEFENSE—0.86%
AAR Corp.	65,969	1,787,100
AeroVironment Inc.(a)	112,383	3,972,739
GenCorp Inc.(a)	283,122	1,817,643
HEICO Corp.(b)	275,958	15,105,941
Kaman Corp.	96,779	3,432,751
LMI Aerospace Inc.(a)	30,155	736,687
Moog Inc. Class A(a)	28,905	1,257,946
Orbital Sciences Corp.(a)	161,406	2,719,691
Teledyne Technologies Inc.(a)	68,491	3,449,207
Triumph Group Inc.	14,314	1,425,388

		35,705,093
AGRICULTURE—0.20%
Alico Inc.	8,271	211,903
Limoneira Co.(b)	51,318	1,159,273
Tejon Ranch Co.(a)	94,859	3,234,692
Vector Group Ltd.(b)	208,505	3,709,304

		8,315,172
AIRLINES—0.14%
Alaska Air Group Inc.(a)	13,204	903,946
Allegiant Travel Co.(a)(b)	98,091	4,855,504

		5,759,450
APPAREL—2.11%
Carter’s Inc.(a)(b)	280,746	8,635,747
Cherokee Inc.	48,610	834,148
Columbia Sportswear Co.	55,188	3,498,919
Crocs Inc.(a)	565,808	14,569,556
Delta Apparel Inc.(a)	4,601	78,217
G-III Apparel Group Ltd.(a)(b)	109,831	3,786,973
Liz Claiborne Inc.(a)	32,133	171,912
Maidenform Brands Inc.(a)(b)	155,410	4,298,641
Oxford Industries Inc.	84,320	2,846,643
Perry Ellis International Inc.(a)	5,513	139,203
R.G. Barry Corp.	5,599	63,157
Steven Madden Ltd.(a)(b)	249,673	9,365,234
Timberland Co. Class A(a)(b)	191,615	8,233,696
True Religion Apparel Inc.(a)	170,956	4,971,400
Warnaco Group Inc. (The)(a)	245,240	12,813,790
Wolverine World Wide Inc.	328,457	13,713,080

		88,020,316

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

AUTO MANUFACTURERS—0.12%
Force Protection Inc.(a)	182,198	904,613
Wabash National Corp.(a)	455,117	4,264,446

		5,169,059
AUTO PARTS & EQUIPMENT—1.64%
Accuride Corp.(a)	26,810	338,610
American Axle & Manufacturing Holdings Inc.(a)	94,006	1,069,788
Amerigon Inc.(a)	145,935	2,536,350
Commercial Vehicle Group Inc.(a)	188,856	2,679,867
Cooper Tire & Rubber Co.	409,999	8,113,880
Dana Holding Corp.(a)(b)	910,133	16,655,434
Dorman Products Inc.(a)	71,048	2,812,080
Douglas Dynamics Inc.	66,293	1,046,766
Exide Technologies Inc.(a)	126,464	966,185
Meritor Inc.(a)	424,992	6,816,872
Tenneco Inc.(a)(b)	399,737	17,616,410
Titan International Inc.	278,328	6,752,237
Tower International Inc.(a)	43,120	762,793

		68,167,272
BANKS—0.77%
Arrow Financial Corp.	3,469	84,886
Bank of the Ozarks Inc.	12,621	657,049
Banner Corp.	96,659	1,691,533
Bridge Bancorp Inc.	15,107	321,477
Bryn Mawr Bank Corp.	6,741	136,505
Enterprise Financial Services Corp.	14,294	193,398
First Financial Bankshares Inc.	94,489	3,255,146
Hampton Roads Bankshares Inc.(a)	64,415	637,709
S.Y. Bancorp Inc.	11,861	275,768
Signature Bank(a)	273,522	15,645,458
SVB Financial Group(a)	63,326	3,781,196
Taylor Capital Group Inc.(a)	22,849	186,448
TrustCo Bank Corp. NY	25,262	123,784
Walker & Dunlop Inc.(a)	70,498	937,623
Westamerica Bancorporation	87,261	4,297,604

		32,225,584
BEVERAGES—0.33%
Boston Beer Co. Inc. (The) Class A(a)(b)	54,485	4,881,856
Coca-Cola Bottling Co. Consolidated	30,029	2,031,762
Craft Brewers Alliance Inc.(a)	22,810	196,394
Farmer Bros. Co.	2,698	27,358
National Beverage Corp.	73,401	1,075,325
Peet’s Coffee & Tea Inc.(a)(b)	85,012	4,905,192
Primo Water Corp.(a)	54,822	788,889

		13,906,776
BIOTECHNOLOGY—3.32%
Acorda Therapeutics Inc.(a)(b)	260,476	8,415,980
Aegerion Pharmaceuticals Inc.(a)	50,651	797,753
Affymax Inc.(a)(b)	113,013	776,399
AMAG Pharmaceuticals Inc.(a)	15,294	287,527
Arena Pharmaceuticals Inc.(a)(b)	74,760	101,674
ARIAD Pharmaceuticals Inc.(a)	870,869	9,866,946
ArQule Inc.(a)	350,274	2,189,212
AVEO Pharmaceuticals Inc.(a)	177,184	3,651,762

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

BioCryst Pharmaceuticals Inc.(a)(b)	189,689	724,612
BioMimetic Therapeutics Inc.(a)(b)	51,498	263,670
BioSante Pharmaceuticals Inc.(a)(b)	613,928	1,688,302
Biotime Inc.(a)(b)	160,668	824,227
Cell Therapeutics Inc.(a)	962,145	1,515,378
Celldex Therapeutics Inc.(a)(b)	42,521	150,950
Cleveland Biolabs Inc.(a)	154,549	527,012
Complete Genomics Inc.(a)(b)	65,129	995,171
CryoLife Inc.(a)	17,741	99,350
Curis Inc.(a)(b)	355,032	1,271,015
Cytori Therapeutics Inc.(a)(b)	232,542	1,113,876
Enzo Biochem Inc.(a)	21,018	89,326
Enzon Pharmaceuticals Inc.(a)(b)	16,291	163,725
Exact Sciences Corp.(a)	236,087	2,030,348
Exelixis Inc.(a)(b)	844,595	7,567,571
Genomic Health Inc.(a)(b)	113,366	3,164,045
Geron Corp.(a)(b)	188,579	756,202
GTx Inc.(a)	118,438	567,318
Halozyme Therapeutics Inc.(a)	545,508	3,769,460
Harvard Bioscience Inc.(a)	9,216	49,121
ImmunoGen Inc.(a)(b)	357,272	4,355,146
Immunomedics Inc.(a)(b)	430,752	1,753,161
Incyte Corp.(a)(b)	583,287	11,047,456
Inhibitex Inc.(a)(b)	303,983	1,191,613
Integra LifeSciences Holdings Corp.(a)	137,889	6,592,473
InterMune Inc.(a)(b)	150,219	5,385,351
Lexicon Pharmaceuticals Inc.(a)	390,111	686,595
Ligand Pharmaceuticals Inc. Class B(a)	128,864	1,539,925
Micromet Inc.(a)(b)	306,812	1,761,101
Momenta Pharmaceuticals Inc.(a)(b)	305,255	5,940,262
Nektar Therapeutics(a)	472,691	3,436,464
Novavax Inc.(a)(b)	433,177	875,018
Nymox Pharmaceutical Corp.(a)(b)	105,320	879,422
OncoGenex Pharmaceutical Inc.(a)	63,768	1,085,969
Oncothyreon Inc.(a)(b)	194,892	1,791,057
Optimer Pharmaceuticals Inc.(a)(b)	308,317	3,665,889
Orexigen Therapeutics Inc.(a)(b)	211,388	336,107
Pacific Biosciences of California Inc.(a)(b)	49,210	575,757
PDL BioPharma Inc.	765,347	4,492,587
Peregrine Pharmaceuticals Inc.(a)(b)	445,473	828,580
PharmAthene Inc.(a)	233,939	687,781
RTI Biologics Inc.(a)	20,607	55,845
Sangamo BioSciences Inc.(a)(b)	343,320	2,022,155
Savient Pharmaceuticals Inc.(a)(b)	331,826	2,485,377
Seattle Genetics Inc.(a)(b)	638,521	13,102,451
Sequenom Inc.(a)(b)	452,132	3,413,597
Sunesis Pharmaceuticals Inc.(a)	174,337	364,364
SuperGen Inc.(a)	25,876	77,110
Transcept Pharmaceuticals Inc.(a)(b)	26,188	286,759
Trius Therapeutics Inc.(a)	41,771	330,826
Vical Inc.(a)(b)	419,959	1,730,231
ZIOPHARM Oncology Inc.(a)(b)	384,396	2,352,503

		138,546,864
BUILDING MATERIALS—0.44%
AAON Inc.	123,244	2,691,649
Broadwind Energy Inc.(a)(b)	182,787	265,041
Drew Industries Inc.	47,904	1,184,187
Eagle Materials Inc.	238,308	6,641,644
Interline Brands Inc.(a)	19,477	357,793
Trex Co. Inc.(a)(b)	102,134	2,500,240

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

USG Corp.(a)	335,745	4,814,583

		18,455,137
CHEMICALS—1.79%
A. Schulman Inc.	10,452	263,286
American Vanguard Corp.	23,742	307,934
Balchem Corp.	190,566	8,342,979
Chemtura Corp.(a)	390,916	7,114,671
Codexis Inc.(a)	161,068	1,551,085
H.B. Fuller Co.	22,056	538,608
Hawkins Inc.(b)	56,997	2,064,431
Innophos Holdings Inc.	143,435	6,999,628
Innospec Inc.(a)	140,536	4,723,415
KMG Chemicals Inc.	41,328	695,963
Kraton Performance Polymers Inc.(a)(b)	183,992	7,206,967
NewMarket Corp.	59,468	10,151,782
NL Industries Inc.	41,474	761,463
Olin Corp.	317,621	7,197,292
OMNOVA Solutions Inc.(a)	296,854	2,066,104
PolyOne Corp.	447,715	6,926,151
Quaker Chemical Corp.	63,536	2,732,683
TPC Group Inc.(a)	56,237	2,205,615
Zep Inc.	143,984	2,721,298

		74,571,355
COAL—0.36%
Cloud Peak Energy Inc.(a)	82,392	1,754,949
Hallador Energy Co.(b)	26,975	258,690
Patriot Coal Corp.(a)	563,869	12,551,724
Westmoreland Coal Co.(a)	17,593	312,276

		14,877,639
COMMERCIAL SERVICES—9.43%
ABM Industries Inc.	96,369	2,249,252
Accretive Health Inc.(a)(b)	264,577	7,617,172
Advance America Cash Advance Centers Inc.	43,735	301,334
Advisory Board Co. (The)(a)(b)	104,924	6,073,001
American Public Education Inc.(a)	118,586	5,278,263
AMN Healthcare Services Inc.(a)	118,186	983,308
Arbitron Inc.	179,360	7,412,949
Avis Budget Group Inc.(a)(b)	692,272	11,830,928
Bridgepoint Education Inc.(a)(b)	117,347	2,933,675
Capella Education Co.(a)	104,377	4,368,177
Cardtronics Inc.(a)	284,907	6,681,069
Cass Information Systems Inc.	55,285	2,087,562
CDI Corp.	11,044	146,775
Cenveo Inc.(a)	192,296	1,230,694
Chemed Corp.	140,364	9,196,649
Coinstar Inc.(a)(b)	206,760	11,276,690
Consolidated Graphics Inc.(a)	59,078	3,246,336
Corporate Executive Board Co. (The)	227,710	9,939,541
CorVel Corp.(a)	40,719	1,909,721
CoStar Group Inc.(a)(b)	166,825	9,889,386
CRA International Inc.(a)	12,529	339,411
Deluxe Corp.	339,529	8,389,762
Dollar Financial Corp.(a)	287,588	6,226,280
Dollar Thrifty Automotive Group Inc.(a)	191,421	14,115,385
Electro Rent Corp.	51,007	873,240
Essex Rental Corp.(a)	14,380	94,764
ExamWorks Group Inc.(a)(b)	179,497	4,557,429

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

ExlService Holdings Inc.(a)(b)	106,061	2,450,009
Exponent Inc.(a)(b)	93,169	4,053,783
Forrester Research Inc.	98,079	3,232,684
Grand Canyon Education Inc.(a)	188,311	2,670,250
H&E Equipment Services Inc.(a)	86,464	1,209,631
Hackett Group Inc. (The)(a)	129,637	659,852
Healthcare Services Group Inc.	438,702	7,128,907
HealthSpring Inc.(a)	242,159	11,165,951
Heartland Payment Systems Inc.	255,379	5,260,807
Heidrick & Struggles International Inc.	9,375	212,250
Hillenbrand Inc.	413,590	9,781,403
HMS Holdings Corp.(a)(b)	186,975	14,372,768
Huron Consulting Group Inc.(a)(b)	138,640	4,188,314
ICF International Inc.(a)	45,414	1,152,607
Insperity Inc.	152,055	4,502,349
Intersections Inc.	60,310	1,097,642
K12 Inc.(a)	172,114	5,703,858
Kendle International Inc.(a)	5,761	86,876
Kenexa Corp.(a)(b)	175,437	4,206,979
Kforce Inc.(a)(b)	196,604	2,571,580
Korn/Ferry International(a)	17,256	379,459
Landauer Inc.	62,646	3,858,367
MAXIMUS Inc.	114,487	9,471,510
McGrath RentCorp	67,132	1,885,067
Medifast Inc.(a)(b)	90,418	2,145,619
Monro Muffler Brake Inc.	201,524	7,514,830
Multi-Color Corp.	3,906	96,439
National American University Holdings Inc.	58,115	546,862
National Research Corp.	11,974	437,410
Odyssey Marine Exploration Inc.(a)	116,527	364,730
On Assignment Inc.(a)	25,950	255,089
PAREXEL International Corp.(a)(b)	351,990	8,292,884
Pre-Paid Legal Services Inc.(a)	48,212	3,205,616
PRGX Global Inc.(a)	128,170	916,416
Providence Service Corp. (The)(a)	17,227	217,922
Quad Graphics Inc.	14,902	579,092
Rollins Inc.	419,502	8,549,451
RPX Corp.(a)	62,709	1,757,733
Rural/Metro Corp.(a)	119,400	2,058,456
Saba Software Inc.(a)	185,702	1,676,889
Senomyx Inc.(a)(b)	259,671	1,334,709
ServiceSource International Inc.(a)	65,573	1,457,032
SFN Group Inc.(a)	44,912	408,250
Sotheby’s	446,516	19,423,446
Standard Parking Corp.(a)(b)	103,846	1,658,421
Steiner Leisure Ltd.(a)	99,745	4,556,352
Strayer Education Inc.	80,742	10,204,981
SuccessFactors Inc.(a)	522,702	15,367,439
Swisher Hygiene Inc.(a)	555,217	3,125,872
Team Health Holdings Inc.(a)	177,189	3,988,524
Team Inc.(a)(b)	127,753	3,082,680
TeleTech Holdings Inc.(a)	166,545	3,510,769
TMS International Corp.(a)	34,300	447,615
TNS Inc.(a)(b)	167,278	2,776,815
Transcend Services Inc.(a)	57,828	1,699,565
TrueBlue Inc.(a)(b)	190,747	2,762,017
United Rentals Inc.(a)	120,990	3,073,146
Universal Technical Institute Inc.	140,050	2,768,789
Valassis Communications Inc.(a)	324,159	9,822,018
Viad Corp.	17,778	396,272
VirnetX Holding Corp.(a)(b)	268,889	7,781,648
Wright Express Corp.(a)(b)	255,635	13,310,914

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Zipcar Inc.(a)	52,356	1,068,586

		393,192,954
COMPUTERS—2.93%
3D Systems Corp.(a)(b)	277,704	5,473,546
CACI International Inc. Class A(a)	14,072	887,662
Computer Task Group Inc.(a)	69,440	914,525
Digimarc Corp.(a)	41,213	1,443,691
Dot Hill Systems Corp.(a)	84,521	240,040
Echelon Corp.(a)(b)	230,376	2,094,118
Electronics For Imaging Inc.(a)	21,441	369,214
Furmanite Corp.(a)(b)	242,449	1,925,045
iGATE Corp.	206,031	3,362,426
Immersion Corp.(a)	171,619	1,463,910
Integral Systems Inc.(a)	6,496	79,056
Jack Henry & Associates Inc.	570,831	17,130,638
Limelight Networks Inc.(a)	377,163	1,719,863
LivePerson Inc.(a)(b)	349,548	4,942,609
Magma Design Automation Inc.(a)	444,500	3,551,555
Manhattan Associates Inc.(a)	144,223	4,967,040
Maxwell Technologies Inc.(a)(b)	183,402	2,969,278
Mentor Graphics Corp.(a)	284,687	3,646,841
MTS Systems Corp.	103,646	4,335,512
NCI Inc. Class A(a)(b)	7,764	176,398
NetScout Systems Inc.(a)(b)	247,587	5,172,092
OCZ Technology Group Inc.(a)	337,178	2,697,424
Radiant Systems Inc.(a)(b)	266,385	5,567,447
RealD Inc.(a)	257,210	6,016,142
Silicon Graphics International Corp.(a)	206,422	3,550,458
SRA International Inc. Class A(a)	24,165	747,182
STEC Inc.(a)(b)	272,522	4,635,599
Stratasys Inc.(a)(b)	140,236	4,725,953
Super Micro Computer Inc.(a)(b)	176,240	2,835,702
Sykes Enterprises Inc.(a)	31,583	679,982
Synaptics Inc.(a)(b)	226,771	5,837,086
Syntel Inc.	101,977	6,028,880
Tyler Technologies Inc.(a)	212,172	5,681,966
Unisys Corp.(a)	117,466	3,018,876
Virtusa Corp.(a)	99,225	1,880,314
Wave Systems Corp. Class A(a)(b)	543,686	1,533,195

		122,301,265
COSMETICS & PERSONAL CARE—0.15%
Elizabeth Arden Inc.(a)	132,145	3,836,169
Inter Parfums Inc.	105,651	2,433,143

		6,269,312
DISTRIBUTION & WHOLESALE—1.31%
Beacon Roofing Supply Inc.(a)	303,922	6,935,500
Brightpoint Inc.(a)	195,439	1,585,010
Chindex International Inc.(a)	32,489	442,500
Core-Mark Holding Co. Inc.(a)	10,238	365,497
Houston Wire & Cable Co.	116,560	1,812,508
MWI Veterinary Supply Inc.(a)	82,990	6,703,102
Owens & Minor Inc.	342,152	11,800,823
Pool Corp.	317,956	9,478,268
Rentrak Corp.(a)	62,399	1,106,958
ScanSource Inc.(a)	25,870	969,608
United Stationers Inc.	15,773	558,838

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Watsco Inc.	186,181	12,658,446

		54,417,058
DIVERSIFIED FINANCIAL SERVICES—1.84%
Artio Global Investors Inc. Class A	189,272	2,138,774
BGC Partners Inc. Class A	502,666	3,885,608
Cohen & Steers Inc.	98,265	3,257,485
Credit Acceptance Corp.(a)(b)	44,447	3,754,438
Diamond Hill Investment Group Inc.	16,833	1,368,355
Duff & Phelps Corp. Class A	199,282	2,556,788
Encore Capital Group Inc.(a)	107,475	3,301,632
Epoch Holding Corp.	96,871	1,729,147
Evercore Partners Inc. Class A	130,587	4,351,159
Financial Engines Inc.(a)(b)	253,313	6,565,873
GAMCO Investors Inc. Class A	28,026	1,297,323
Higher One Holdings Inc.(a)(b)	203,525	3,850,693
Imperial Holdings Inc.(a)	98,160	997,306
Ladenburg Thalmann Financial Services Inc.(a)(b)	698,460	963,875
MarketAxess Holdings Inc.	190,397	4,771,349
Netspend Holdings Inc.(a)	195,097	1,950,970
optionsXpress Holdings Inc.	282,223	4,707,480
Portfolio Recovery Associates Inc.(a)(b)	112,832	9,567,025
Pzena Investment Management Inc. Class A	57,202	324,907
Stifel Financial Corp.(a)	141,769	5,083,836
Teton Advisors Inc. Class B(a)(c)	263	4,405
Virtus Investment Partners Inc.(a)	33,619	2,040,673
Westwood Holdings Group Inc.	40,919	1,559,014
World Acceptance Corp.(a)(b)	104,725	6,866,818

		76,894,933
ELECTRIC—0.08%
Ameresco Inc. Class A(a)	115,912	1,643,632
Atlantic Power Corp.(a)	34,175	520,144
EnerNOC Inc.(a)(b)	47,158	742,267
Otter Tail Corp.	12,682	267,590

		3,173,633
ELECTRICAL COMPONENTS & EQUIPMENT—1.06%
A123 Systems Inc.(a)(b)	104,262	554,674
Active Power Inc.(a)	524,936	1,286,093
Belden Inc.	268,364	9,355,169
Capstone Turbine Corp.(a)(b)	1,614,172	2,469,683
Coleman Cable Inc.(a)(b)	54,908	806,599
EnerSys Inc.(a)	98,051	3,374,915
Generac Holdings Inc.(a)	60,363	1,171,042
Graham Corp.	64,574	1,317,310
Insteel Industries Inc.	5,581	69,986
Littelfuse Inc.	132,021	7,752,273
Power-One Inc.(a)(b)	419,403	3,397,164
PowerSecure International Inc.(a)(b)	19,163	138,357
SatCon Technology Corp.(a)(b)	600,614	1,435,467
Universal Display Corp.(a)(b)	253,940	8,910,755
Valence Technology Inc.(a)	210,138	247,963
Vicor Corp.	128,573	2,079,025

		44,366,475
ELECTRONICS—2.41%
American Science and Engineering Inc.	60,228	4,818,240
Analogic Corp.	61,972	3,259,107

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Badger Meter Inc.	82,359	3,046,459
Brady Corp. Class A	26,485	849,109
Coherent Inc.(a)	118,399	6,543,913
Cubic Corp.	45,718	2,331,161
Cymer Inc.(a)(b)	49,664	2,458,865
Daktronics Inc.	44,746	482,809
DDi Corp.	35,756	341,112
Electro Scientific Industries Inc.(a)	13,784	266,031
FARO Technologies Inc.(a)(b)	108,426	4,749,059
FEI Co.(a)(b)	235,998	9,012,764
Fluidigm Corp.(a)(b)	42,313	709,589
II-VI Inc.(a)(b)	341,485	8,742,016
Kemet Corp.(a)	14,770	211,063
L-1 Identity Solutions Inc.(a)	131,376	1,543,668
LeCroy Corp.(a)	107,601	1,295,516
Measurement Specialties Inc.(a)	99,594	3,555,506
Multi-Fineline Electronix Inc.(a)	10,197	220,357
NVE Corp.(a)	31,338	1,831,706
OSI Systems Inc.(a)(b)	97,483	4,191,769
OYO Geospace Corp.(a)	28,495	2,849,500
Plexus Corp.(a)(b)	225,069	7,834,652
Pulse Electronics Corp.	272,980	1,206,571
Rofin-Sinar Technologies Inc.(a)	87,721	2,995,672
Rogers Corp.(a)	35,728	1,650,633
SRS Labs Inc.(a)	79,132	758,876
Stoneridge Inc.(a)(b)	173,570	2,558,422
Taser International Inc.(a)(b)	398,445	1,812,925
TTM Technologies Inc.(a)	80,982	1,297,332
Viasystems Group Inc.(a)(b)	1,763	39,650
Watts Water Technologies Inc. Class A	18,912	669,674
Woodward Inc.	406,901	14,184,569
Zagg Inc.(a)	131,065	1,756,271
Zygo Corp.(a)	16,285	215,288

		100,289,854
ENERGY - ALTERNATE SOURCES—0.61%
Amyris Inc.(a)(b)	117,458	3,299,395
Clean Energy Fuels Corp.(a)(b)	329,237	4,329,466
FuelCell Energy Inc.(a)(b)	815,251	1,067,979
FutureFuel Corp.	43,860	531,145
Gevo Inc.(a)	39,014	613,690
GT Solar International Inc.(a)(b)	833,263	13,498,861
Solazyme Inc.(a)	54,789	1,258,503
Syntroleum Corp.(a)(b)	485,155	713,178

		25,312,217
ENGINEERING & CONSTRUCTION—0.12%
Argan Inc.(a)(b)	8,822	89,455
Dycom Industries Inc.(a)	38,584	630,463
Mistras Group Inc.(a)	96,580	1,564,596
MYR Group Inc.(a)	124,051	2,902,793

		5,187,307
ENTERTAINMENT—1.10%
Churchill Downs Inc.	21,838	984,457
Cinemark Holdings Inc.	555,824	11,511,115
Lions Gate Entertainment Corp.(a)	296,181	1,960,718
National CineMedia Inc.	364,935	6,171,051
Pinnacle Entertainment Inc.(a)	24,377	363,217
Scientific Games Corp. Class A(a)	200,346	2,071,578

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Shuffle Master Inc.(a)	287,136	2,686,157
Six Flags Entertainment Corp.	274,943	10,296,616
Vail Resorts Inc.	188,032	8,690,839
Warner Music Group Corp.(a)	120,196	988,011

		45,723,759
ENVIRONMENTAL CONTROL—1.23%
Calgon Carbon Corp.(a)	297,989	5,065,813
Casella Waste Systems Inc. Class A(a)	144,701	882,676
Clean Harbors Inc.(a)	154,932	15,996,729
Darling International Inc.(a)(b)	774,105	13,701,658
EnergySolutions Inc.	114,160	563,950
Fuel Tech Inc.(a)	113,347	751,491
Heritage-Crystal Clean Inc.(a)	31,074	595,999
Met-Pro Corp.	6,500	73,970
Metalico Inc.(a)	152,195	897,951
Mine Safety Appliances Co.	179,628	6,707,310
Rentech Inc.(a)(b)	1,462,433	1,550,179
Tetra Tech Inc.(a)(b)	83,160	1,871,100
TRC Companies Inc.(a)	116,315	726,969
US Ecology Inc.	113,552	1,941,739
WCA Waste Corp.(a)	7,617	43,874

		51,371,408
FOOD—1.58%
Arden Group Inc. Class A	4,328	398,263
B&G Foods Inc. Class A	182,543	3,764,037
Cal-Maine Foods Inc.(b)	5,577	178,241
Calavo Growers Inc.	77,684	1,636,025
Diamond Foods Inc.(b)	145,184	11,083,347
Dole Food Co. Inc.(a)	44,019	595,137
Fresh Market Inc. (The)(a)(b)	185,828	7,187,827
Hain Celestial Group Inc.(a)	57,797	1,928,108
J&J Snack Foods Corp.	94,809	4,726,229
Lifeway Foods Inc.(a)(b)	29,669	331,699
M&F Worldwide Corp.(a)	3,343	86,383
Ruddick Corp.	175,288	7,632,039
Smart Balance Inc.(a)	184,651	956,492
Tootsie Roll Industries Inc.(b)	145,674	4,262,421
TreeHouse Foods Inc.(a)	138,151	7,544,426
United Natural Foods Inc.(a)(b)	320,079	13,657,771

		65,968,445
FOREST PRODUCTS & PAPER—0.27%
Deltic Timber Corp.	71,776	3,853,653
Neenah Paper Inc.	49,738	1,058,425
Potlatch Corp.(b)	142,895	5,039,907
Xerium Technologies Inc.(a)(b)	72,230	1,339,866

		11,291,851
GAS—0.05%
South Jersey Industries Inc.	35,180	1,910,626

		1,910,626
HAND & MACHINE TOOLS—0.16%
Franklin Electric Co. Inc.	143,861	6,754,274

		6,754,274

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

HEALTH CARE - PRODUCTS—5.78%
Abaxis Inc.(a)	149,568	4,075,728
ABIOMED Inc.(a)	211,054	3,419,075
Accuray Inc.(a)	394,855	3,162,788
Align Technology Inc.(a)	404,646	9,225,929
Arthrocare Corp.(a)	180,723	6,048,799
AtriCure Inc.(a)	92,170	1,188,993
Atrion Corp.	10,340	2,045,252
Bacterin International Holdings Inc.(a)	146,417	415,824
BG Medicine Inc.(a)	44,098	351,020
BIOLASE Technology Inc.(a)	43,113	221,601
Caliper Life Sciences Inc.(a)	309,621	2,511,026
CardioNet Inc.(a)	40,925	217,312
Cardiovascular Systems Inc.(a)	87,053	1,267,492
Cepheid Inc.(a)	408,766	14,159,654
Cerus Corp.(a)(b)	267,699	803,097
Columbia Laboratories Inc.(a)	388,489	1,200,431
Conceptus Inc.(a)	204,664	2,388,429
Cyberonics Inc.(a)	187,977	5,253,957
Delcath Systems Inc.(a)(b)	283,698	1,463,882
DexCom Inc.(a)	443,567	6,427,286
Endologix Inc.(a)	321,039	2,985,663
Exactech Inc.(a)(b)	39,616	713,484
Female Health Co. (The)(b)	121,201	606,005
Haemonetics Corp.(a)	169,349	10,900,995
Hanger Orthopedic Group Inc.(a)(b)	115,185	2,818,577
Hansen Medical Inc.(a)(b)	307,466	1,048,459
HeartWare International Inc.(a)(b)	79,479	5,887,804
ICU Medical Inc.(a)	19,286	842,798
Immucor Inc.(a)	376,025	7,678,430
Insulet Corp.(a)(b)	304,058	6,740,966
Invacare Corp.	10,722	355,863
IRIS International Inc.(a)	83,556	834,724
Kensey Nash Corp.(a)(b)	55,973	1,412,199
Luminex Corp.(a)	250,480	5,235,032
MAKO Surgical Corp.(a)(b)	211,709	6,294,109
Masimo Corp.	346,388	10,280,796
Medical Action Industries Inc.(a)	46,981	382,895
MEDTOX Scientific Inc.	49,685	867,997
Merge Healthcare Inc.(a)	340,642	1,771,338
Meridian Bioscience Inc.	271,183	6,538,222
Merit Medical Systems Inc.(a)(b)	240,901	4,328,991
Metabolix Inc.(a)(b)	160,333	1,144,778
Microvision Inc.(a)(b)	689,667	841,394
Natus Medical Inc.(a)	98,955	1,499,168
Neoprobe Corp.(a)	582,799	1,934,893
NuVasive Inc.(a)(b)	261,911	8,611,634
NxStage Medical Inc.(a)	295,357	6,149,333
OraSure Technologies Inc.(a)(b)	306,368	2,613,319
Orthofix International NV(a)(b)	119,676	5,082,640
PSS World Medical Inc.(a)	365,970	10,250,820
Quidel Corp.(a)(b)	186,946	2,832,232
Rockwell Medical Technologies Inc.(a)	105,261	1,351,551
SonoSite Inc.(a)	92,060	3,237,750
Spectranetics Corp.(a)(b)	218,799	1,360,930
Staar Surgical Co.(a)	202,972	1,075,752
Stereotaxis Inc.(a)(b)	289,409	1,015,826
Steris Corp.	391,902	13,708,732
Symmetry Medical Inc.(a)	59,906	537,357
Synergetics USA Inc.(a)	145,981	804,355
Synovis Life Technologies Inc.(a)(b)	75,206	1,310,088
Tornier NV(a)	69,163	1,863,943

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Unilife Corp.(a)(b)	372,905	1,931,648
Uroplasty Inc.(a)	118,378	887,835
Vascular Solutions Inc.(a)	111,205	1,378,942
Volcano Corp.(a)(b)	343,833	11,102,367
West Pharmaceutical Services Inc.	121,666	5,324,104
Young Innovations Inc.	13,223	377,120
Zoll Medical Corp.(a)	144,726	8,200,175

		240,801,608
HEALTH CARE - SERVICES—1.35%
Air Methods Corp.(a)	75,009	5,606,173
Alliance Healthcare Services Inc.(a)	161,333	613,065
Bio-Reference Laboratories Inc.(a)(b)	163,605	3,419,344
Capital Senior Living Corp.(a)	58,558	544,004
Centene Corp.(a)	206,441	7,334,849
Continucare Corp.(a)	151,561	936,647
Emeritus Corp.(a)(b)	202,991	4,313,559
Ensign Group Inc. (The)	108,547	3,298,743
IPC The Hospitalist Co. Inc.(a)(b)	108,507	5,029,299
LHC Group Inc.(a)(b)	5,395	124,409
Metropolitan Health Networks Inc.(a)	269,708	1,291,901
Molina Healthcare Inc.(a)	111,046	3,011,567
Neostem Inc.(a)(b)	226,102	334,631
RadNet Inc.(a)	200,076	880,334
Select Medical Holdings Corp.(a)	66,055	585,908
Skilled Healthcare Group Inc. Class A(a)	8,760	82,870
Sunrise Senior Living Inc.(a)(b)	282,032	2,687,765
U.S. Physical Therapy Inc.	77,446	1,915,240
WellCare Health Plans Inc.(a)	281,582	14,476,131

		56,486,439
HOLDING COMPANIES - DIVERSIFIED—0.09%
Heckmann Corp.(a)(b)	298,760	1,804,510
Primoris Services Corp.	152,936	1,972,875

		3,777,385
HOME BUILDERS—0.04%
Winnebago Industries Inc.(a)(b)	191,104	1,846,065

		1,846,065
HOME FURNISHINGS—0.36%
DTS Inc.(a)	115,421	4,680,321
Ethan Allen Interiors Inc.	55,413	1,179,743
TiVo Inc.(a)(b)	787,375	8,102,089
Universal Electronics Inc.(a)(b)	38,049	961,118

		14,923,271
HOUSEHOLD PRODUCTS & WARES—0.20%
A.T. Cross Co. Class A(a)	57,480	654,697
American Greetings Corp. Class A	16,178	388,919
Oil-Dri Corp. of America	5,410	115,882
Spectrum Brands Holdings Inc.(a)	86,617	2,771,744
WD-40 Co.	112,230	4,381,460

		8,312,702
HOUSEWARES—0.13%
Libbey Inc.(a)	130,146	2,110,968

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

National Presto Industries Inc.	32,005	3,248,188

		5,359,156
INSURANCE—0.08%
AmTrust Financial Services Inc.	20,079	457,400
Crawford & Co. Class B	169,154	1,195,919
Flagstone Reinsurance Holdings SA	19,940	168,094
Greenlight Capital Re Ltd. Class A(a)	41,559	1,092,586
Hallmark Financial Services Inc.(a)	32,244	253,760
State Auto Financial Corp.	11,901	207,434

		3,375,193
INTERNET—4.45%
1-800-FLOWERS.COM Inc.(a)(b)	11,101	34,413
AboveNet Inc.	153,043	10,783,410
Active Network Inc. (The)(a)	80,660	1,419,616
Ancestry.com Inc.(a)(b)	209,053	8,652,704
Archipelago Learning Inc.(a)(b)	50,148	494,459
Blue Coat Systems Inc.(a)	106,588	2,330,014
Blue Nile Inc.(a)(b)	85,420	3,756,772
Boingo Wireless Inc.(a)	27,841	252,796
BroadSoft Inc.(a)	149,338	5,694,258
Cogent Communications Group Inc.(a)	304,754	5,183,866
comScore Inc.(a)	211,136	5,468,422
Constant Contact Inc.(a)(b)	195,406	4,959,404
DealerTrack Holdings Inc.(a)	235,189	5,397,588
Dice Holdings Inc.(a)	321,518	4,346,923
Digital River Inc.(a)(b)	32,946	1,059,543
ePlus Inc.(a)	1,065	28,159
eResearchTechnology Inc.(a)	166,577	1,061,095
FriendFinder Networks Inc.(a)	32,793	133,140
Global Sources Ltd.(a)	71,241	654,705
HealthStream Inc.(a)	100,759	1,337,072
ICG Group Inc.(a)	16,651	203,642
InfoSpace Inc.(a)	31,345	285,866
interCLICK Inc.(a)	134,523	1,070,803
Internap Network Services Corp.(a)	295,281	2,170,315
IntraLinks Holdings Inc.(a)	212,584	3,673,451
j2 Global Communications Inc.(a)(b)	303,598	8,570,572
Keynote Systems Inc.	91,522	1,979,621
Lionbridge Technologies Inc.(a)	404,184	1,285,305
Liquidity Services Inc.(a)(b)	123,270	2,910,405
LoopNet Inc.(a)	108,970	2,002,869
MediaMind Technologies Inc.(a)(b)	46,313	1,016,107
Move Inc.(a)(b)	1,041,528	2,280,946
NIC Inc.	423,614	5,701,844
NutriSystem Inc.(b)	176,869	2,486,778
OpenTable Inc.(a)(b)	155,846	12,953,919
Openwave Systems Inc.(a)	168,952	386,900
Overstock.com Inc.(a)(b)	76,161	1,159,170
Perficient Inc.(a)(b)	111,945	1,148,556
Quepasa Corp.(a)	44,806	324,843
QuinStreet Inc.(a)(b)	21,728	282,029
ReachLocal Inc.(a)(b)	65,446	1,363,240
Responsys Inc.(a)	62,187	1,102,575
RightNow Technologies Inc.(a)(b)	163,392	5,293,901
S1 Corp.(a)	48,389	361,950
Sapient Corp.(a)	720,388	10,827,432
Shutterfly Inc.(a)	196,445	11,279,872
Sourcefire Inc.(a)	188,353	5,597,851
SPS Commerce Inc.(a)	55,272	983,289

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Stamps.com Inc.	69,539	927,650
Support.com Inc.(a)(b)	197,867	949,762
TechTarget Inc.(a)	67,919	514,147
TeleCommunication Systems Inc.(a)(b)	129,013	623,133
Towerstream Corp.(a)	221,345	1,104,512
Travelzoo Inc.(a)(b)	36,297	2,346,238
US Auto Parts Network Inc.(a)	97,003	743,043
ValueClick Inc.(a)	519,395	8,621,957
Vasco Data Security International Inc.(a)	177,346	2,207,958
Vocus Inc.(a)(b)	117,239	3,588,686
Web.com Group Inc.(a)	190,740	2,349,917
Websense Inc.(a)	264,268	6,863,040
XO Group Inc.(a)(b)	115,033	1,144,578
Zix Corp.(a)(b)	435,675	1,672,992

		185,410,023
IRON & STEEL—0.03%
Metals USA Holdings Corp.(a)	76,039	1,132,981

		1,132,981
LEISURE TIME—0.64%
Ambassadors Group Inc.	27,009	238,489
Brunswick Corp.	587,124	11,977,330
Interval Leisure Group Inc.(a)	267,522	3,662,376
Life Time Fitness Inc.(a)(b)	252,757	10,087,532
Marine Products Corp.(a)(b)	32,465	218,165
Town Sports International Holdings Inc.(a)	56,733	431,738

		26,615,630
LODGING—0.13%
Ameristar Casinos Inc.	213,649	5,065,618
Morgans Hotel Group Co.(a)	52,383	376,634

		5,442,252
MACHINERY—1.63%
Alamo Group Inc.	2,484	58,871
Albany International Corp. Class A	34,479	909,901
Altra Holdings Inc.(a)	178,423	4,280,368
Applied Industrial Technologies Inc.	279,516	9,953,565
Cascade Corp.	3,121	148,466
Cognex Corp.	223,764	7,927,959
Columbus McKinnon Corp.(a)	99,800	1,792,408
DXP Enterprises Inc.(a)	57,011	1,445,229
Flow International Corp.(a)(b)	273,324	973,033
Global Power Equipment Group Inc.(a)	52,111	1,381,984
Gorman-Rupp Co. (The)	101,379	3,339,424
iRobot Corp.(a)(b)	157,412	5,555,069
Kadant Inc.(a)	22,152	698,010
Lindsay Corp.(b)	83,218	5,725,398
Middleby Corp. (The)(a)	123,571	11,620,617
Park-Ohio Holdings Corp.(a)	54,710	1,156,569
Sauer-Danfoss Inc.(a)	76,961	3,878,065
Tennant Co.	126,926	5,068,155
Twin Disc Inc.	55,516	2,144,583

		68,057,674

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

MACHINERY - DIVERSIFIED—0.25%
Chart Industries Inc.(a)(b)	193,754	10,458,841

		10,458,841
MANUFACTURING—2.60%
Actuant Corp. Class A	71,667	1,922,826
Acuity Brands Inc.	286,423	15,976,675
AZZ Inc.	83,431	3,821,140
Blount International Inc.(a)(b)	322,174	5,628,380
Brink’s Co. (The)	267,029	7,965,475
CLARCOR Inc.	316,848	14,980,573
Colfax Corp.(a)	163,339	4,050,807
EnPro Industries Inc.(a)(b)	58,326	2,803,731
ESCO Technologies Inc.	45,044	1,657,619
Fabrinet(a)(b)	135,938	3,300,575
Federal Signal Corp.	34,650	227,304
GP Strategies Corp.(a)	28,323	386,892
Handy & Harman Ltd.(a)	5,560	85,568
Hexcel Corp.(a)(b)	546,347	11,959,536
Koppers Holdings Inc.	136,588	5,180,783
Lancaster Colony Corp.	123,682	7,522,339
LSB Industries Inc.(a)	121,715	5,224,008
Matthews International Corp. Class A	74,628	2,996,314
Myers Industries Inc.	15,384	158,148
PMFG Inc.(a)(b)	115,125	2,285,231
Raven Industries Inc.	119,576	6,661,579
Smith & Wesson Holding Corp.(a)(b)	135,005	405,015
Standex International Corp.	15,325	470,018
Sturm, Ruger & Co. Inc.(b)	123,971	2,721,163

		108,391,699
MEDIA—0.49%
Acacia Research Corp.(a)	282,149	10,352,047
Belo Corp. Class A(a)	179,594	1,352,343
Crown Media Holdings Inc. Class A(a)(b)	45,553	87,006
Cumulus Media Inc. Class A(a)(b)	25,293	88,526
Demand Media Inc.(a)(b)	51,867	702,798
DG FastChannel Inc.(a)	139,642	4,475,526
Entravision Communications Corp. Class A(a)	194,414	359,666
Global Traffic Network Inc.(a)	93,751	1,077,199
Lin TV Corp. Class A(a)	13,798	67,196
Nexstar Broadcasting Group Inc.(a)	14,300	117,403
Sinclair Broadcast Group Inc. Class A	23,828	261,631
Value Line Inc.(b)	7,720	103,525
World Wrestling Entertainment Inc.(b)	159,891	1,523,761

		20,568,627
METAL FABRICATE & HARDWARE—0.73%
Ampco-Pittsburgh Corp.	5,172	121,283
CIRCOR International Inc.	71,252	3,051,723
Dynamic Materials Corp.	87,476	1,961,212
Haynes International Inc.	62,999	3,901,528
Mueller Industries Inc.	33,784	1,280,752
NN Inc.(a)	110,259	1,649,475
Omega Flex Inc.(a)	18,076	253,606
RBC Bearings Inc.(a)(b)	115,477	4,360,412
Sun Hydraulics Corp.	88,818	4,245,500
TriMas Corp.(a)(b)	169,851	4,203,812

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Worthington Industries Inc.	237,555	5,487,521

		30,516,824
MINING—1.75%
AMCOL International Corp.	161,277	6,154,330
Coeur d’Alene Mines Corp.(a)	38,319	929,619
General Moly Inc.(a)(b)	443,027	1,975,900
Globe Specialty Metals Inc.	416,004	9,326,810
Gold Resource Corp.(b)	188,421	4,697,335
Golden Minerals Co.(a)	68,396	1,216,081
Hecla Mining Co.(a)	1,847,414	14,206,614
Horsehead Holding Corp.(a)	14,365	191,342
Kaiser Aluminum Corp.	46,261	2,526,776
Materion Corp.(a)	10,440	385,967
Midway Gold Corp.(a)	524,354	1,027,734
Noranda Aluminium Holding Corp.(a)	149,095	2,257,298
Paramount Gold and Silver Corp.(a)	768,601	2,505,639
Revett Minerals Inc.(a)	90,762	409,337
RTI International Metals Inc.(a)	26,164	1,003,913
Stillwater Mining Co.(a)(b)	681,611	15,002,258
United States Lime & Minerals Inc.(a)(b)	3,409	139,803
Ur-Energy Inc.(a)	556,188	889,901
Uranerz Energy Corp.(a)	423,655	1,279,438
Uranium Energy Corp.(a)(b)	467,892	1,431,749
Uranium Resources Inc.(a)	612,868	1,023,489
US Gold Corp.(a)(b)	700,753	4,225,541
Vista Gold Corp.(a)	73,182	207,105

		73,013,979
MISCELLANEOUS - MANUFACTURING—0.08%
John Bean Technologies Corp.	174,566	3,372,615

		3,372,615
OFFICE FURNISHINGS—0.76%
CompX International Inc.	895	11,796
Herman Miller Inc.	377,832	10,284,587
HNI Corp.	295,604	7,425,573
Interface Inc. Class A	348,401	6,748,527
Knoll Inc.	316,486	6,351,874
Steelcase Inc. Class A	60,517	689,289

		31,511,646
OIL & GAS—5.20%
Abraxas Petroleum Corp.(a)(b)	539,963	2,068,058
Alon USA Energy Inc.	56,693	638,930
Apco Oil and Gas International Inc.(b)	60,514	5,260,482
Approach Resources Inc.(a)	105,512	2,391,957
ATP Oil & Gas Corp.(a)(b)	295,553	4,524,916
Berry Petroleum Co. Class A	340,746	18,103,835
Bill Barrett Corp.(a)	23,530	1,090,616
BPZ Resources Inc.(a)(b)	162,132	531,793
Callon Petroleum Co.(a)	256,663	1,801,774
Carrizo Oil & Gas Inc.(a)(b)	256,878	10,724,656
Cheniere Energy Inc.(a)(b)	466,296	4,271,271
Clayton Williams Energy Inc.(a)	38,710	2,324,535
Contango Oil & Gas Co.(a)	80,972	4,732,004
Crosstex Energy Inc.	237,900	2,831,010
CVR Energy Inc.(a)	580,913	14,302,078
Energy XXI (Bermuda) Ltd.(a)	498,026	16,544,424
Evolution Petroleum Corp.(a)(b)	105,413	748,432
FX Energy Inc.(a)	343,300	3,014,174
GeoResources Inc.(a)	51,344	1,154,727
GMX Resources Inc.(a)(b)	126,319	562,120

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Goodrich Petroleum Corp.(a)	170,040	3,130,436
Gulfport Energy Corp.(a)(b)	257,186	7,635,852
Houston American Energy Corp.(b)	108,601	1,968,936
Hyperdynamics Corp.(a)(b)	1,032,403	4,439,333
Isramco Inc.(a)(b)	7,141	471,877
Kodiak Oil & Gas Corp.(a)(b)	1,185,136	6,838,235
Magnum Hunter Resources Corp.(a)	738,937	4,995,214
McMoRan Exploration Co.(a)(b)	647,739	11,970,217
Northern Oil and Gas Inc.(a)(b)	416,900	9,234,335
Oasis Petroleum Inc.(a)	392,497	11,649,311
Panhandle Oil and Gas Inc.	46,148	1,360,905
PetroQuest Energy Inc.(a)(b)	86,022	603,874
Pioneer Drilling Co.(a)	284,217	4,331,467
Resolute Energy Corp.(a)(b)	306,123	4,946,948
Rex Energy Corp.(a)	195,924	2,012,139
Rosetta Resources Inc.(a)(b)	350,353	18,057,194
Stone Energy Corp.(a)	323,325	9,825,847
Triangle Petroleum Corp.(a)	135,541	875,595
VAALCO Energy Inc.(a)	39,939	240,433
Venoco Inc.(a)	45,586	580,766
Voyager Oil & Gas Inc.(a)	224,399	666,465
W&T Offshore Inc.	230,817	6,028,940
Warren Resources Inc.(a)	75,450	287,465
Western Refining Inc.(a)(b)	328,207	5,930,700
Zion Oil & Gas Inc.(a)	164,559	979,126

		216,683,402
OIL & GAS SERVICES—2.52%
Basic Energy Services Inc.(a)(b)	159,914	5,032,494
Cal Dive International Inc.(a)	385,646	2,306,163
Complete Production Services Inc.(a)	521,894	17,410,384
Dawson Geophysical Co.(a)	14,287	487,901
Dril-Quip Inc.(a)	227,343	15,420,676
Flotek Industries Inc.(a)	327,644	2,791,527
Geokinetics Inc.(a)	70,055	552,033
Global Geophysical Services Inc.(a)	118,867	2,115,833
Gulf Island Fabrication Inc.	13,739	443,495
ION Geophysical Corp.(a)	868,194	8,213,115
Key Energy Services Inc.(a)	739,965	13,319,370
Lufkin Industries Inc.	201,425	17,332,621
Matrix Service Co.(a)	27,411	366,759
Mitcham Industries Inc.(a)	35,649	616,728
Newpark Resources Inc.(a)	40,919	371,135
Targa Resources Corp.	109,350	3,658,851
Tesco Corp.(a)	160,592	3,117,091
Tetra Technologies Inc.(a)	55,450	705,878
Thermon Group Holdings Inc.(a)	65,619	787,428
Willbros Group Inc.(a)	48,706	415,949
World Fuel Services Corp.	265,375	9,534,924

		105,000,355
PACKAGING & CONTAINERS—0.20%
AEP Industries Inc.(a)(b)	31,490	919,193
Astronics Corp.(a)	61,315	1,888,502
Graham Packaging Co. Inc.(a)	11,874	299,462
Graphic Packaging Holding Co.(a)	926,175	5,038,392

		8,145,549

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

PHARMACEUTICALS—5.83%
Acura Pharmaceuticals Inc.(a)(b)	261,416	1,944,935
Achillion Pharmaceuticals Inc.(a)	70,603	273,234
Akorn Inc.(a)(b)	367,921	2,575,447
Alimera Sciences Inc.(a)	73,638	600,150
Alkermes Inc.(a)(b)	628,733	11,694,434
Allos Therapeutics Inc.(a)(b)	418,546	895,688
Alnylam Pharmaceuticals Inc.(a)(b)	241,549	2,263,314
Amicus Therapeutics Inc.(a)	103,502	614,802
Ampio Pharmaceuticals Inc.(a)	130,074	1,013,276
Anacor Pharmaceuticals Inc.(a)(b)	66,519	429,713
Antares Pharma Inc.(a)(b)	575,428	1,271,696
Anthera Pharmaceuticals Inc.(a)(b)	112,078	915,677
Ardea Biosciences Inc.(a)(b)	110,067	2,802,306
Array BioPharma Inc.(a)	166,616	373,220
Auxilium Pharmaceuticals Inc.(a)(b)	316,550	6,204,380
AVANIR Pharmaceuticals Inc. Class A(a)(b)	731,266	2,457,054
AVI BioPharma Inc.(a)(b)	889,590	1,272,114
BioScrip Inc.(a)	202,449	1,313,894
BioSpecifics Technologies Corp.(a)(b)	32,475	727,440
Cadence Pharmaceuticals Inc.(a)(b)	249,404	2,294,517
Chelsea Therapeutics International Ltd.(a)	351,458	1,792,436
Corcept Therapeutics Inc.(a)(b)	269,450	1,075,105
Cubist Pharmaceuticals Inc.(a)	396,638	14,275,002
Depomed Inc.(a)	352,205	2,881,037
DURECT Corp.(a)	493,423	1,001,649
Dusa Pharmaceuticals Inc.(a)	160,341	997,321
Dyax Corp.(a)	531,840	1,053,043
Dynavax Technologies Corp.(a)(b)	768,184	2,112,506
Emergent BioSolutions Inc.(a)	162,048	3,654,182
Endocyte Inc.(a)(b)	94,391	1,351,679
Hi-Tech Pharmacal Co. Inc.(a)	21,182	612,795
Idenix Pharmaceuticals Inc.(a)(b)	100,147	500,735
Impax Laboratories Inc.(a)	393,598	8,576,500
Infinity Pharmaceuticals Inc.(a)(b)	125,419	1,035,961
Ironwood Pharmaceuticals Inc. Class A(a)	334,132	5,252,555
Isis Pharmaceuticals Inc.(a)(b)	659,148	6,037,796
ISTA Pharmaceuticals Inc.(a)	170,139	1,300,713
Jazz Pharmaceuticals Inc.(a)	146,477	4,885,008
K-V Pharmaceutical Co. Class A(a)	223,704	608,475
Keryx Biopharmaceuticals Inc.(a)(b)	453,301	2,144,114
Lannett Co. Inc.(a)	32,925	163,967
MannKind Corp.(a)(b)	506,814	1,925,893
MAP Pharmaceuticals Inc.(a)	143,448	2,290,865
Medicines Co. (The)(a)	204,264	3,372,399
Medicis Pharmaceutical Corp. Class A	336,750	12,853,747
Medivation Inc.(a)	208,075	4,459,047
Nabi Biopharmaceuticals(a)	280,469	1,508,923
Nature’s Sunshine Products Inc.(a)(b)	73,288	1,427,650
Neogen Corp.(a)(b)	153,360	6,933,406
Neurocrine Biosciences Inc.(a)	232,302	1,870,031
NPS Pharmaceuticals Inc.(a)	569,759	5,384,223
Obagi Medical Products Inc.(a)	121,631	1,146,980
Omega Protein Corp.(a)	12,443	171,713
Onyx Pharmaceuticals Inc.(a)	419,088	14,793,806
Opko Health Inc.(a)(b)	714,559	2,636,723
Osiris Therapeutics Inc.(a)(b)	109,413	846,857
Pacira Pharmaceuticals Inc.(a)	32,112	385,344
Pain Therapeutics Inc.(a)	242,045	936,714
Par Pharmaceutical Companies Inc.(a)	166,241	5,482,628
Pernix Therapeutics Holdings(a)	21,580	183,646
PetMed Express Inc.	142,199	1,685,058

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Pharmacyclics Inc.(a)(b)	301,330	3,145,885
POZEN Inc.(a)	173,663	729,385
Progenics Pharmaceuticals Inc.(a)	142,523	1,023,315
Questcor Pharmaceuticals Inc.(a)	350,707	8,452,039
Raptor Pharmaceutical Corp.(a)(b)	213,530	1,321,751
Rigel Pharmaceuticals Inc.(a)	348,807	3,198,560
Sagent Pharmaceuticals Inc.(a)	43,636	1,177,299
Salix Pharmaceuticals Ltd.(a)	386,327	15,387,404
Santarus Inc.(a)	349,673	1,178,398
Schiff Nutrition International Inc.	22,420	250,880
SciClone Pharmaceuticals Inc.(a)	227,282	1,372,783
SIGA Technologies Inc.(a)(b)	225,919	2,200,451
Spectrum Pharmaceuticals Inc.(a)(b)	346,990	3,214,862
Star Scientific Inc.(a)(b)	623,024	2,803,608
Sucampo Pharmaceuticals Inc.(a)(b)	83,212	341,169
Synta Pharmaceuticals Corp.(a)(b)	153,388	771,542
Synutra International Inc.(a)(b)	113,831	1,117,820
Targacept Inc.(a)	183,144	3,858,844
Theravance Inc.(a)(b)	380,325	8,447,018
USANA Health Sciences Inc.(a)(b)	44,641	1,396,370
Vanda Pharmaceuticals Inc.(a)(b)	173,362	1,237,805
VIVUS Inc.(a)(b)	543,938	4,427,655
XenoPort Inc.(a)(b)	190,633	1,357,307
Zalicus Inc.(a)(b)	296,960	706,765
Zogenix Inc.(a)	73,222	293,620

		242,958,058
REAL ESTATE—0.07%
HFF Inc. Class A(a)	190,496	2,874,585

		2,874,585
REAL ESTATE INVESTMENT TRUSTS—3.67%
Acadia Realty Trust	54,505	1,108,087
Alexander’s Inc.	13,600	5,399,200
American Assets Trust Inc.	202,031	4,535,596
American Campus Communities Inc.	198,871	7,063,898
Associated Estates Realty Corp.(b)	14,311	232,554
CBL & Associates Properties Inc.	306,593	5,558,531
Cogdell Spencer Inc.	77,195	462,398
DuPont Fabros Technology Inc.(b)	149,055	3,756,186
EastGroup Properties Inc.	82,654	3,513,621
Equity Lifestyle Properties Inc.	115,290	7,198,708
Extra Space Storage Inc.	242,089	5,163,758
FelCor Lodging Trust Inc.(a)	408,416	2,176,857
Getty Realty Corp.(b)	78,253	1,974,323
Gladstone Commercial Corp.	25,929	449,350
Glimcher Realty Trust	577,058	5,482,051
Highwoods Properties Inc.	360,466	11,942,239
Home Properties Inc.	258,410	15,732,001
Investors Real Estate Trust	100,606	871,248
Kilroy Realty Corp.	190,431	7,520,120
LTC Properties Inc.(b)	35,828	996,735
Mid-America Apartment Communities Inc.(b)	241,981	16,326,458
National Health Investors Inc.(b)	71,687	3,185,053
Newcastle Investment Corp.	486,933	2,814,473
Omega Healthcare Investors Inc.	636,875	13,380,744
PS Business Parks Inc.	24,171	1,331,822
Sabra Healthcare REIT Inc.	45,276	756,562
Saul Centers Inc.	48,198	1,897,555
Strategic Hotels & Resorts Inc.(a)	290,203	2,054,637
Tanger Factory Outlet Centers Inc.	538,002	14,402,313

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Universal Health Realty Income Trust(b)	38,112	1,523,718
Urstadt Biddle Properties Inc. Class A(b)	20,105	364,102
Washington Real Estate Investment Trust	111,904	3,639,118

		152,814,016
RETAIL—6.53%
99 Cents Only Stores(a)	35,478	718,075
Aeropostale Inc.(a)	532,629	9,321,007
AFC Enterprises Inc.(a)(b)	162,476	2,672,730
America’s Car-Mart Inc.(a)	31,613	1,043,229
ANN Inc.(a)	343,600	8,967,960
Ascena Retail Group Inc.(a)	415,596	14,151,044
Biglari Holdings Inc.(a)	761	297,589
BJ’s Restaurants Inc.(a)	158,855	8,317,648
Body Central Corp.(a)	77,149	1,815,316
Bravo Brio Restaurant Group Inc.(a)	128,422	3,137,349
Buckle Inc. (The)	177,975	7,599,532
Buffalo Wild Wings Inc.(a)	121,012	8,024,306
California Pizza Kitchen Inc.(a)	96,025	1,773,582
Caribou Coffee Co. Inc.(a)(b)	39,541	523,523
Carrols Restaurant Group Inc.(a)	82,656	862,929
Casey’s General Stores Inc.	250,251	11,011,044
Cash America International Inc.	65,510	3,791,064
Cato Corp. (The) Class A	183,274	5,278,291
CEC Entertainment Inc.	131,564	5,277,032
Cheesecake Factory Inc. (The)(a)	382,381	11,995,292
Conn’s Inc.(a)(b)	8,137	70,385
Cost Plus Inc.(a)	78,888	788,880
Cracker Barrel Old Country Store Inc.	143,266	7,064,446
Denny’s Corp.(a)(b)	470,629	1,826,041
Destination Maternity Corp.	70,412	1,406,832
DineEquity Inc.(a)	102,555	5,360,550
Domino’s Pizza Inc.(a)	156,364	3,946,627
Einstein Noah Restaurant Group Inc.	34,032	509,459
Express Inc.	364,923	7,955,321
EZCORP Inc.(a)	309,516	11,011,032
Finish Line Inc. (The) Class A	103,734	2,219,908
First Cash Financial Services Inc.(a)	206,745	8,681,223
Genesco Inc.(a)	15,755	820,836
GNC Holdings Inc. Class A(a)	152,310	3,321,881
Gordmans Stores Inc.(a)	33,196	577,278
hhgregg Inc.(a)(b)	6,943	93,036
Hibbett Sports Inc.(a)	181,159	7,374,983
HSN Inc.(a)	263,923	8,688,345
Jack in the Box Inc.(a)	18,381	418,719
Jamba Inc.(a)(b)	432,455	925,454
Jos. A. Bank Clothiers Inc.(a)(b)	182,330	9,118,323
Kenneth Cole Productions Inc. Class A(a)	15,431	192,733
Krispy Kreme Doughnuts Inc.(a)(b)	388,894	3,698,382
Lumber Liquidators Holdings Inc.(a)(b)	153,723	3,904,564
Men’s Wearhouse Inc. (The)	57,764	1,946,647
New York & Co. Inc.(a)	11,596	57,400
Nu Skin Enterprises Inc. Class A	362,589	13,615,217
P.F. Chang’s China Bistro Inc.	138,390	5,568,814
Pantry Inc. (The)(a)	10,759	202,162
Papa John’s International Inc.(a)(b)	130,970	4,356,062
Pier 1 Imports Inc.(a)	220,883	2,555,616
PriceSmart Inc.	117,792	6,034,484
Red Robin Gourmet Burgers Inc.(a)	76,640	2,788,163
Rite Aid Corp.(a)	293,912	390,903
rue21 Inc.(a)(b)	99,783	3,242,947
Ruth’s Hospitality Group Inc.(a)	39,502	221,606

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Select Comfort Corp.(a)	321,015	5,771,850
Sonic Corp.(a)	410,351	4,362,031
Systemax Inc.(a)	4,148	61,971
Texas Roadhouse Inc.	388,960	6,820,414
Titan Machinery Inc.(a)	32,555	936,933
Vera Bradley Inc.(a)(b)	131,296	5,015,507
Vitamin Shoppe Inc.(a)	163,942	7,501,986
Winmark Corp.	14,917	646,354
Zumiez Inc.(a)(b)	141,317	3,528,685

		272,179,532
SAVINGS & LOANS—0.03%
BofI Holding Inc.(a)	3,246	46,775
Clifton Savings Bancorp Inc.	5,435	60,002
Investors Bancorp Inc.(a)	42,409	602,208
Westfield Financial Inc.	48,032	390,020

		1,099,005
SEMICONDUCTORS—4.58%
Advanced Analogic Technologies Inc.(a)	58,928	356,809
Aeroflex Holding Corp.(a)	130,193	2,363,003
Amtech Systems Inc.(a)	58,941	1,216,542
Applied Micro Circuits Corp.(a)(b)	351,663	3,115,734
ATMI Inc.(a)	11,497	234,884
AXT Inc.(a)	88,957	754,355
Cabot Microelectronics Corp.(a)(b)	35,331	1,641,832
Cavium Inc.(a)(b)	320,509	13,970,987
CEVA Inc.(a)	152,862	4,656,176
Cirrus Logic Inc.(a)	438,270	6,968,493
Diodes Inc.(a)	233,764	6,101,240
eMagin Corp.(a)	113,836	690,985
Entegris Inc.(a)(b)	286,514	2,899,522
Entropic Communications Inc.(a)(b)	568,032	5,049,804
Exar Corp.(a)	25,638	162,289
Hittite Microwave Corp.(a)	207,456	12,843,601
Inphi Corp.(a)	134,642	2,342,771
Integrated Device Technology Inc.(a)	627,988	4,935,986
IXYS Corp.(a)	103,833	1,555,418
Kopin Corp.(a)	164,075	772,793
Lattice Semiconductor Corp.(a)(b)	238,511	1,555,092
LTX-Credence Corp.(a)	175,257	1,566,798
MaxLinear Inc.(a)(b)	104,970	909,040
Micrel Inc.	331,327	3,505,440
Microsemi Corp.(a)	569,682	11,678,481
Mindspeed Technologies Inc.(a)(b)	119,687	957,496
MIPS Technologies Inc.(a)(b)	244,184	1,687,311
Monolithic Power Systems Inc.(a)(b)	151,138	2,330,548
MoSys Inc.(a)(b)	214,112	1,231,144
NetLogic Microsystems Inc.(a)	451,594	18,253,429
OmniVision Technologies Inc.(a)	301,778	10,504,892
Pericom Semiconductor Corp.(a)	18,816	168,215
Power Integrations Inc.	190,591	7,324,412
Rambus Inc.(a)	647,868	9,510,702
Rubicon Technology Inc.(a)(b)	115,033	1,939,456
Semtech Corp.(a)	430,243	11,762,844
Silicon Image Inc.(a)	411,589	2,658,865
TriQuint Semiconductor Inc.(a)	1,082,820	11,033,936
Ultra Clean Holdings Inc.(a)	149,300	1,355,644
Ultratech Inc.(a)	166,712	5,064,711
Veeco Instruments Inc.(a)(b)	187,722	9,087,622

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Volterra Semiconductor Corp.(a)	163,266	4,026,140

		190,745,442
SOFTWARE—6.92%
ACI Worldwide Inc.(a)	220,955	7,461,650
Actuate Corp.(a)	217,415	1,271,878
Advent Software Inc.(a)	217,211	6,118,834
American Reprographics Co.(a)	34,995	247,415
American Software Inc. Class A	149,069	1,238,763
Aspen Technology Inc.(a)	558,437	9,593,948
athenahealth Inc.(a)(b)	230,050	9,455,055
Blackbaud Inc.	293,918	8,147,407
Blackboard Inc.(a)(b)	231,000	10,023,090
Bottomline Technologies Inc.(a)(b)	225,437	5,570,548
Callidus Software Inc.(a)	196,744	1,150,952
CommVault Systems Inc.(a)(b)	291,513	12,957,753
Computer Programs and Systems Inc.	73,444	4,662,225
Concur Technologies Inc.(a)	295,356	14,788,475
Convio Inc.(a)	79,403	858,346
Cornerstone OnDemand Inc.(a)	74,868	1,321,420
CSG Systems International Inc.(a)(b)	109,003	2,014,375
Deltek Inc.(a)(b)	145,631	1,090,776
DemandTec Inc.(a)	211,950	1,928,745
Digi International Inc.(a)	27,431	356,603
DynaVox Inc.(a)(b)	48,541	368,912
Ebix Inc.(a)(b)	135,756	2,586,152
Ellie Mae Inc.(a)	55,411	318,059
Envestnet Inc.(a)	125,624	1,865,516
EPIQ Systems Inc.	14,412	204,939
ePocrates Inc.(a)	38,088	702,343
Fair Isaac Corp.	154,122	4,654,484
FalconStor Software Inc.(a)(b)	201,497	902,707
Geeknet Inc.(a)	28,734	767,772
Glu Mobile Inc.(a)	275,023	1,449,371
Guidance Software Inc.(a)	91,192	743,215
inContact Inc.(a)	184,466	876,214
InnerWorkings Inc.(a)(b)	169,167	1,410,853
Interactive Intelligence Inc.(a)(b)	94,910	3,326,595
JDA Software Group Inc.(a)	51,636	1,595,036
Lawson Software Inc.(a)	1,088,067	12,208,112
MedAssets Inc.(a)(b)	256,620	3,428,443
Medidata Solutions Inc.(a)	140,171	3,345,882
MedQuist Holdings Inc.(a)	207,461	2,680,396
MicroStrategy Inc. Class A(a)	52,750	8,581,370
MoneyGram International Inc.(a)	501,135	1,663,768
Monotype Imaging Holdings Inc.(a)(b)	238,247	3,366,430
NetSuite Inc.(a)(b)	179,930	7,053,256
Omnicell Inc.(a)	104,713	1,632,476
OPNET Technologies Inc.	95,691	3,917,590
Parametric Technology Corp.(a)	787,357	18,054,096
PDF Solutions Inc.(a)	144,552	861,530
Pegasystems Inc.(b)	110,270	5,133,068
Progress Software Corp.(a)	263,497	6,358,183
PROS Holdings Inc.(a)(b)	141,095	2,467,752
QAD Inc. Class A(a)	43,493	444,498
QLIK Technologies Inc.(a)	465,528	15,855,884
Quality Systems Inc.(b)	127,754	11,152,924
Quest Software Inc.(a)	122,911	2,793,767
RealPage Inc.(a)(b)	200,968	5,319,623
Renaissance Learning Inc.	29,432	369,077
SciQuest Inc.(a)	80,931	1,383,111
SeaChange International Inc.(a)	84,919	915,427

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

SolarWinds Inc.(a)(b)	375,897	9,825,948
Synchronoss Technologies Inc.(a)	175,074	5,555,098
Take-Two Interactive Software Inc.(a)	485,715	7,421,725
Taleo Corp. Class A(a)	270,892	10,031,131
Ultimate Software Group Inc. (The)(a)	170,561	9,283,635
Verint Systems Inc.(a)	140,419	5,201,120

		288,335,746
STORAGE & WAREHOUSING—0.03%
Mobile Mini Inc.(a)	62,703	1,328,677

		1,328,677
TELECOMMUNICATIONS—4.41%
8x8 Inc.(a)	407,583	1,993,081
ADTRAN Inc.	427,654	16,554,486
Alaska Communications Systems Group Inc.(b)	60,463	536,307
Anaren Inc.(a)	11,002	233,793
Anixter International Inc.	98,787	6,454,743
Aruba Networks Inc.(a)(b)	564,366	16,677,015
Atlantic Tele-Network Inc.	14,406	552,614
Calix Inc.(a)(b)	249,306	5,190,551
Cbeyond Inc.(a)	183,303	2,425,099
Cincinnati Bell Inc.(a)	374,114	1,242,058
Consolidated Communications Holdings Inc.	137,049	2,664,233
Dialogic Inc.(a)	101,367	456,152
DigitalGlobe Inc.(a)	233,353	5,929,500
EMS Technologies Inc.(a)	5,197	171,345
Extreme Networks Inc.(a)	169,789	550,116
Fairpoint Communications Inc.(a)	8,767	80,744
Finisar Corp.(a)(b)	591,292	10,660,995
General Communication Inc. Class A(a)	276,078	3,332,261
GeoEye Inc.(a)(b)	8,359	312,627
Global Crossing Ltd.(a)	128,058	4,914,866
Globecomm Systems Inc.(a)(b)	104,170	1,620,885
Harmonic Inc.(a)	158,933	1,149,086
Hickory Tech Corp.	87,661	1,041,413
Hypercom Corp.(a)(b)	366,354	3,601,260
ICO Global Communications (Holdings) Ltd.(a)(b)	629,926	1,744,895
IDT Corp. Class B	83,780	2,263,736
Infinera Corp.(a)	43,634	301,511
InterDigital Inc.(b)	300,318	12,267,990
Iridium Communications Inc.(a)	33,738	291,834
Ixia(a)(b)	257,351	3,294,093
Knology Inc.(a)	183,739	2,728,524
KVH Industries Inc.(a)	5,423	57,646
Leap Wireless International Inc.(a)	83,351	1,352,787
LogMeIn Inc.(a)	135,005	5,207,143
Loral Space & Communications Inc.(a)	5,707	396,465
MasTec Inc.(a)	374,328	7,381,748
Meru Networks Inc.(a)(b)	70,689	848,975
Motricity Inc.(a)	228,829	1,768,848
NeoPhotonics Corp.(a)	28,401	196,535
NETGEAR Inc.(a)	241,392	10,553,658
Newport Corp.(a)	77,189	1,402,524
Novatel Wireless Inc.(a)	20,171	110,537
NTELOS Holdings Corp.	199,764	4,079,181
Numerex Corp. Class A(a)	62,703	610,100
Oplink Communications Inc.(a)	53,797	1,002,238
PAETEC Holding Corp.(a)	582,350	2,789,457
Plantronics Inc.	85,298	3,115,936
Powerwave Technologies Inc.(a)	1,127,417	3,325,880

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

Preformed Line Products Co.	1,396	99,367
Procera Networks Inc.(a)	74,643	800,919
RF Micro Devices Inc.(a)	190,705	1,167,115
RigNet Inc.(a)	38,386	652,562
SAVVIS Inc.(a)	297,097	11,744,244
Shenandoah Telecommunications Co.	155,964	2,654,507
ShoreTel Inc.(a)	314,337	3,206,237
Sonus Networks Inc.(a)	107,488	348,261
SureWest Communications	5,626	94,067
TeleNav Inc.(a)	101,492	1,799,453
ViaSat Inc.(a)(b)	90,207	3,903,257
Vonage Holdings Corp.(a)	387,464	1,708,716

		183,616,176
TRANSPORTATION—1.75%
CAI International Inc.(a)(b)	75,172	1,553,054
Celadon Group Inc.(a)	82,676	1,154,157
Echo Global Logistics Inc.(a)(b)	73,916	1,312,009
Forward Air Corp.	194,311	6,565,769
Genesee & Wyoming Inc. Class A(a)	262,111	15,370,189
Golar LNG Ltd.	241,835	8,437,623
GulfMark Offshore Inc. Class A(a)	27,576	1,218,583
Heartland Express Inc.	334,009	5,531,189
Hub Group Inc. Class A(a)(b)	243,000	9,151,380
Knight Transportation Inc.	403,407	6,853,885
Marten Transport Ltd.	15,907	343,591
Old Dominion Freight Line Inc.(a)(b)	312,862	11,669,753
Pacer International Inc.(a)(b)	23,295	109,952
Quality Distribution Inc.(a)	29,540	384,611
Roadrunner Transportation Systems Inc.(a)	3,759	56,686
Swift Transportation Co.(a)	151,277	2,049,803
Werner Enterprises Inc.	41,983	1,051,674

		72,813,908
TRUCKING & LEASING—0.18%
Aircastle Ltd.	38,466	489,287
TAL International Group Inc.	132,623	4,579,472
Textainer Group Holdings Ltd.	74,709	2,296,555

		7,365,314
WATER—0.01%
Pennichuck Corp.	15,669	450,484

		450,484

TOTAL COMMON STOCKS
(Cost: $3,959,705,571)		4,169,979,732

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	2,497	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

June 30, 2011

SHORT-TERM INVESTMENTS—15.87%

MONEY MARKET FUNDS—15.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	610,243,055	610,243,055
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	51,278,945	51,278,945

		661,522,000

TOTAL SHORT-TERM INVESTMENTS
(Cost: $661,522,000)		661,522,000

TOTAL INVESTMENTS IN SECURITIES—115.92%
(Cost: $4,621,227,571)		4,831,501,732
Other Assets, Less Liabilities—(15.92)%		(663,644,187)

NET ASSETS—100.00%		$4,167,857,545

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.09%
APAC Customer Services Inc.(a)	36,923	$196,799
Harte-Hanks Inc.	318,305	2,584,637
Marchex Inc. Class B	91,498	812,502
Valuevision Media Inc. Class A(a)	59,146	452,467

		4,046,405
AEROSPACE & DEFENSE—1.78%
AAR Corp.	213,866	5,793,630
Curtiss-Wright Corp.	335,728	10,867,515
Ducommun Inc.	76,260	1,568,668
Esterline Technologies Corp.(a)(b)	219,988	16,807,083
GenCorp Inc.(a)(b)	113,394	727,990
Kaman Corp.	84,736	3,005,586
Kratos Defense & Security Solutions Inc.(a)(b)	172,470	2,097,235
LMI Aerospace Inc.(a)(b)	33,216	811,467
Moog Inc. Class A(a)(b)	296,378	12,898,371
Orbital Sciences Corp.(a)(b)	243,878	4,109,344
Teledyne Technologies Inc.(a)	191,404	9,639,105
Triumph Group Inc.	120,175	11,967,027

		80,293,021
AGRICULTURE—0.41%
Alico Inc.	16,825	431,056
Alliance One International Inc.(a)(b)	629,504	2,033,298
Andersons Inc. (The)	134,011	5,661,965
Cadiz Inc.(a)	86,710	941,671
Griffin Land & Nurseries Inc.	18,250	592,942
MGP Ingredients Inc.	86,472	753,171
Universal Corp.	166,822	6,284,185
Vector Group Ltd.(b)	104,680	1,862,257

		18,560,545
AIRLINES—1.09%
Alaska Air Group Inc.(a)	244,127	16,712,935
Hawaiian Holdings Inc.(a)	362,477	2,066,119
JetBlue Airways Corp.(a)(b)	1,781,931	10,869,779
Republic Airways Holdings Inc.(a)(b)	348,774	1,904,306
SkyWest Inc.	381,003	5,737,905
Spirit Airlines Inc.(a)	112,092	1,343,983
US Airways Group Inc.(a)(b)	1,171,621	10,439,143

		49,074,170
APPAREL—1.09%
Carter’s Inc.(a)	47,717	1,467,775
Cherokee Inc.	7,949	136,405
Columbia Sportswear Co.	27,824	1,764,042
Delta Apparel Inc.(a)(b)	45,892	780,164
Iconix Brand Group Inc.(a)	527,138	12,756,740
Jones Group Inc. (The)	629,870	6,834,089
K-Swiss Inc. Class A(a)(b)	188,293	2,001,554
Liz Claiborne Inc.(a)(b)	645,580	3,453,853
Perry Ellis International Inc.(a)(b)	87,099	2,199,250
Quiksilver Inc.(a)(b)	935,264	4,395,741
R.G. Barry Corp.	55,929	630,879
SKECHERS U.S.A. Inc. Class A(a)	272,752	3,949,449
Timberland Co. Class A(a)	77,424	3,326,909

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Unifi Inc.(a)(b)	100,976	1,393,469
Warnaco Group Inc. (The)(a)	49,989	2,611,925
Weyco Group Inc.	51,522	1,267,441

		48,969,685
AUTO MANUFACTURERS—0.03%
Force Protection Inc.(a)	313,077	1,554,427

		1,554,427
AUTO PARTS & EQUIPMENT—0.77%
Accuride Corp.(a)	261,500	3,302,745
American Axle & Manufacturing Holdings Inc.(a)	381,947	4,346,557
Dana Holding Corp.(a)	62,633	1,146,184
Douglas Dynamics Inc.	62,032	979,485
Exide Technologies Inc.(a)	419,389	3,204,132
Fuel Systems Solutions Inc.(a)(b)	119,655	2,985,392
Meritor Inc.(a)	217,357	3,486,406
Miller Industries Inc.	85,065	1,589,865
Modine Manufacturing Co.(a)(b)	335,327	5,153,976
Motorcar Parts of America Inc.(a)	86,782	1,302,598
Spartan Motors Inc.	241,639	1,304,851
Standard Motor Products Inc.	141,485	2,154,816
Superior Industries International Inc.	168,346	3,722,130

		34,679,137
BANKS—10.40%
1st Source Corp.	109,892	2,279,160
1st United Bancorp Inc.(a)	196,125	1,219,898
Alliance Financial Corp.	34,454	1,051,881
Ameris Bancorp(a)	172,035	1,525,950
Ames National Corp.	60,193	1,093,105
Arrow Financial Corp.	67,369	1,648,519
BancFirst Corp.	48,619	1,876,693
Banco Latinoamericano de Comercio Exterior SA Class E	200,685	3,475,864
Bancorp Inc. (The)(a)	211,331	2,208,409
Bancorp Rhode Island Inc.	26,958	1,221,737
BancorpSouth Inc.	604,500	7,501,845
Bank Mutual Corp.	333,443	1,223,736
Bank of Kentucky Financial Corp.	41,416	922,334
Bank of Marin Bancorp(b)	38,539	1,363,124
Bank of the Ozarks Inc.(b)	88,090	4,585,965
Banner Corp.	12,951	226,643
Boston Private Financial Holdings Inc.	555,255	3,653,578
Bridge Bancorp Inc.(b)	31,966	680,236
Bridge Capital Holdings(a)	65,767	728,698
Bryn Mawr Bank Corp.	57,811	1,170,673
Camden National Corp.	55,525	1,821,775
Capital Bank Corp.(a)	100,577	351,014
Capital City Bank Group Inc.(b)	83,100	852,606
Cardinal Financial Corp.	208,972	2,288,243
Cascade Bancorp(a)	43,137	435,684
Cathay General Bancorp	569,231	9,329,696
Center Bancorp Inc.(b)	86,926	907,507
Center Financial Corp.(a)	258,003	1,638,319
CenterState Banks Inc.	216,005	1,494,755
Central Pacific Financial Corp.(a)	104,933	1,469,062
Century Bancorp Inc. Class A	25,193	666,607
Chemical Financial Corp.	197,421	3,703,618
Citizens & Northern Corp.	88,280	1,330,380
City Holding Co.	109,897	3,629,898
CNB Financial Corp.(b)	89,130	1,238,016
CoBiz Financial Inc.	235,456	1,539,882

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Columbia Banking System Inc.	284,512	4,899,297
Community Bank System Inc.	266,620	6,609,510
Community Trust Bancorp Inc.	99,960	2,770,891
CVB Financial Corp.(b)	643,438	5,951,801
Eagle Bancorp Inc.(a)(b)	121,306	1,613,370
Encore Bancshares Inc.(a)(b)	60,831	731,189
Enterprise Bancorp Inc.	41,871	630,996
Enterprise Financial Services Corp.	99,459	1,345,680
F.N.B. Corp.	917,634	9,497,512
Financial Institutions Inc.	99,804	1,638,782
First Bancorp (North Carolina)	109,497	1,121,249
First Bancorp Inc. (Maine)	63,773	947,667
First Busey Corp.	554,275	2,932,115
First Commonwealth Financial Corp.	756,234	4,340,783
First Community Bancshares Inc.	114,963	1,609,482
First Financial Bancorp	419,558	7,002,423
First Financial Bankshares Inc.(b)	124,414	4,286,062
First Financial Corp.	80,404	2,632,427
First Interstate BancSystem Inc.	113,387	1,671,324
First Merchants Corp.	185,604	1,659,300
First Midwest Bancorp Inc.	536,861	6,598,022
First of Long Island Corp. (The)	54,894	1,530,994
FirstMerit Corp.	789,385	13,032,746
Franklin Financial Corp.(a)	99,881	1,204,565
German American Bancorp Inc.	91,151	1,511,284
Glacier Bancorp Inc.	517,936	6,981,777
Great Southern Bancorp Inc.(b)	73,578	1,394,303
Hancock Holding Co.	369,651	11,451,788
Hanmi Financial Corp.(a)(b)	1,087,810	1,163,957
Heartland Financial USA Inc.(b)	96,452	1,403,377
Heritage Commerce Corp.(a)	149,985	766,423
Heritage Financial Corp.	112,543	1,455,181
Home Bancshares Inc.	161,668	3,821,832
Hudson Valley Holding Corp.	102,023	1,970,064
IBERIABANK Corp.	195,507	11,269,023
Independent Bank Corp. (Massachusetts)	154,520	4,056,150
International Bancshares Corp.	381,816	6,387,782
Lakeland Bancorp Inc.	156,853	1,565,393
Lakeland Financial Corp.	116,966	2,603,663
MainSource Financial Group Inc.	146,081	1,212,472
MB Financial Inc.	391,938	7,540,887
Merchants Bancshares Inc.	34,978	855,912
Metro Bancorp Inc.(a)	100,539	1,148,155
MidSouth Bancorp Inc.(b)	55,731	759,614
Nara Bancorp Inc.(a)	274,609	2,232,571
National Bankshares Inc.(b)	50,271	1,258,786
National Penn Bancshares Inc.	891,085	7,066,304
NBT Bancorp Inc.	248,138	5,491,294
Northfield Bancorp Inc.	123,301	1,733,612
Old National Bancorp	682,250	7,368,300
OmniAmerican Bancorp Inc.(a)	85,815	1,284,651
Oriental Financial Group Inc.	326,430	4,207,683
Orrstown Financial Services Inc.	50,632	1,332,128
Pacific Capital Bancorp(a)	29,580	940,348
Pacific Continental Corp.	133,568	1,222,147
PacWest Bancorp	218,029	4,484,857
Park National Corp.	92,953	6,121,885
Park Sterling Corp.(a)	205,820	1,020,867
Penns Woods Bancorp Inc.	27,862	957,338
Peoples Bancorp Inc.	76,838	865,964

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Pinnacle Financial Partners Inc.(a)(b)	246,126	3,829,721
PrivateBancorp Inc.	435,505	6,009,969
Prosperity Bancshares Inc.	338,594	14,837,189
Renasant Corp.	180,869	2,620,792
Republic Bancorp Inc. Class A	71,730	1,427,427
S&T Bancorp Inc.	201,770	3,750,904
S.Y. Bancorp Inc.	74,086	1,722,500
Sandy Spring Bancorp Inc.	173,766	3,126,050
SCBT Financial Corp.	100,824	2,891,632
Seacoast Banking Corp. of Florida(a)	521,208	781,812
Sierra Bancorp(b)	86,402	978,071
Simmons First National Corp. Class A	125,034	3,208,372
Southside Bancshares Inc.	118,750	2,357,187
Southwest Bancorp Inc.(a)	140,688	1,377,336
State Bancorp Inc.	109,575	1,461,731
State Bank Financial Corp.(a)	227,340	3,721,556
Stellar One Corp.	166,075	2,011,168
Sterling Bancorp	223,458	2,120,616
Sterling Bancshares Inc.	740,956	6,046,201
Sterling Financial Corp.(a)(b)	192,891	3,099,758
Suffolk Bancorp	69,846	975,050
Sun Bancorp Inc. (New Jersey)(a)	270,444	987,121
Susquehanna Bancshares Inc.	935,993	7,487,944
SVB Financial Group(a)	241,004	14,390,349
Taylor Capital Group Inc.(a)(b)	54,200	442,272
Texas Capital Bancshares Inc.(a)(b)	268,055	6,923,861
Tompkins Financial Corp.	58,716	2,304,016
Tower Bancorp Inc.	75,386	2,065,576
TowneBank(b)	175,857	2,352,967
TriCo Bancshares	101,767	1,485,798
TrustCo Bank Corp. NY	529,365	2,593,888
Trustmark Corp.	462,785	10,833,797
UMB Financial Corp.	231,646	9,701,334
Umpqua Holdings Corp.	829,802	9,600,809
Union First Market Bankshares Corp.	145,661	1,774,151
United Bankshares Inc.(b)	287,765	7,044,487
United Community Banks Inc.(a)(b)	130,307	1,376,042
Univest Corp. of Pennsylvania	121,232	1,894,856
Virginia Commerce Bancorp Inc.(a)(b)	168,425	995,392
Washington Banking Co.	111,021	1,467,698
Washington Trust Bancorp Inc.	102,930	2,364,302
Webster Financial Corp.	521,024	10,951,924
WesBanco Inc.	166,711	3,277,538
West Bancorporation Inc.	113,192	997,222
West Coast Bancorp(a)(b)	139,704	2,341,439
Westamerica Bancorporation	113,394	5,584,654
Western Alliance Bancorporation(a)	498,653	3,540,436
Wilshire Bancorp Inc.(a)	408,600	1,201,284
Wintrust Financial Corp.	253,339	8,152,449

		468,009,717
BEVERAGES—0.03%
Craft Brewers Alliance Inc.(a)	49,859	429,286
Farmer Bros. Co.	46,920	475,769
Primo Water Corp.(a)(b)	29,539	425,066

		1,330,121

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

BIOTECHNOLOGY—1.11%
Affymax Inc.(a)	131,055	900,348
Affymetrix Inc.(a)(b)	513,448	4,071,643
AMAG Pharmaceuticals Inc.(a)	135,592	2,549,130
Arena Pharmaceuticals Inc.(a)	969,497	1,318,516
BioMimetic Therapeutics Inc.(a)	82,151	420,613
Cambrex Corp.(a)(b)	213,952	988,458
Cell Therapeutics Inc.(a)(b)	150,638	237,255
Celldex Therapeutics Inc.(a)(b)	271,674	964,443
CryoLife Inc.(a)(b)	183,435	1,027,236
Curis Inc.(a)	160,880	575,950
Cytori Therapeutics Inc.(a)	94,031	450,408
Enzo Biochem Inc.(a)	252,899	1,074,821
Enzon Pharmaceuticals Inc.(a)(b)	280,246	2,816,472
Exact Sciences Corp.(a)	117,166	1,007,628
Geron Corp.(a)	721,726	2,894,121
Harvard Bioscience Inc.(a)(b)	155,478	828,698
ImmunoGen Inc.(a)	153,429	1,870,299
Inhibitex Inc.(a)	124,805	489,236
Insmed Inc.(a)	178,555	2,140,874
InterMune Inc.(a)	190,460	6,827,991
Lexicon Pharmaceuticals Inc.(a)(b)	807,521	1,421,237
Maxygen Inc.	217,199	1,188,079
Micromet Inc.(a)(b)	322,543	1,851,397
Nektar Therapeutics(a)	302,715	2,200,738
Novavax Inc.(a)(b)	217,627	439,607
Nymox Pharmaceutical Corp.(a)(b)	24,141	201,577
Oncothyreon Inc.(a)(b)	85,552	786,223
Pacific Biosciences of California Inc.(a)(b)	190,280	2,226,276
PDL BioPharma Inc.	175,797	1,031,928
RTI Biologics Inc.(a)(b)	377,911	1,024,139
Savient Pharmaceuticals Inc.(a)	147,648	1,105,883
Sequenom Inc.(a)	217,278	1,640,449
Sunesis Pharmaceuticals Inc.(a)(b)	13,499	28,213
SuperGen Inc.(a)	380,994	1,135,362
Transcept Pharmaceuticals Inc.(a)(b)	9,377	102,678
Vical Inc.(a)	56,210	231,585

		50,069,511
BUILDING MATERIALS—0.97%
Apogee Enterprises Inc.	202,719	2,596,830
Broadwind Energy Inc.(a)(b)	570,169	826,745
Builders FirstSource Inc.(a)(b)	327,080	703,222
Comfort Systems USA Inc.	273,587	2,902,758
Drew Industries Inc.	85,355	2,109,976
Eagle Materials Inc.	60,790	1,694,217
Interline Brands Inc.(a)(b)	219,065	4,024,224
LSI Industries Inc.	141,317	1,122,057
NCI Building Systems Inc.(a)	141,979	1,617,141
Quanex Building Products Corp.	275,755	4,519,624
Simpson Manufacturing Co. Inc.	300,804	8,985,016
Texas Industries Inc.(b)	165,061	6,871,489
Universal Forest Products Inc.	140,779	3,373,065
USG Corp.(a)	149,444	2,143,027

		43,489,391
CHEMICALS—2.10%
A. Schulman Inc.	210,768	5,309,246
Aceto Corp.	190,507	1,278,302
American Vanguard Corp.	135,346	1,755,438

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Arch Chemicals Inc.	165,896	5,713,458
Chase Corp.	46,054	771,865
Chemtura Corp.(a)	270,228	4,918,150
Ferro Corp.(a)(b)	626,538	8,420,671
Georgia Gulf Corp.(a)	244,697	5,906,986
H.B. Fuller Co.	333,771	8,150,688
Innospec Inc.(a)(b)	18,238	612,979
KMG Chemicals Inc.	7,083	119,278
Kraton Performance Polymers Inc.(a)	29,126	1,140,865
Landec Corp.(a)(b)	189,760	1,252,416
Minerals Technologies Inc.	132,162	8,761,019
NL Industries Inc.	3,065	56,273
Olin Corp.	227,962	5,165,619
OM Group Inc.(a)	224,476	9,122,705
PolyOne Corp.	185,351	2,867,380
Quaker Chemical Corp.	22,704	976,499
Sensient Technologies Corp.	361,664	13,406,884
Spartech Corp.(a)(b)	222,002	1,351,992
Stepan Co.(b)	58,997	4,182,887
TPC Group Inc.(a)(b)	34,024	1,334,421
Zoltek Companies Inc.(a)(b)	200,756	2,113,961

		94,689,982
COAL—0.35%
Cloud Peak Energy Inc.(a)	350,512	7,465,905
Hallador Energy Co.(b)	3,240	31,072
James River Coal Co.(a)(b)	257,969	5,370,914
L&L Energy Inc.(a)	160,346	822,575
Patriot Coal Corp.(a)	44,441	989,257
Westmoreland Coal Co.(a)	51,868	920,657

		15,600,380
COMMERCIAL SERVICES—4.30%
ABM Industries Inc.	276,112	6,444,454
Advance America Cash Advance Centers Inc.	349,755	2,409,812
Albany Molecular Research Inc.(a)(b)	160,293	771,009
AMN Healthcare Services Inc.(a)	156,324	1,300,616
Barrett Business Services Inc.	54,721	783,605
CBIZ Inc.(a)(b)	283,456	2,086,236
CDI Corp.	79,565	1,057,419
Cenveo Inc.(a)	185,729	1,188,666
Compass Diversified Holdings	293,434	4,838,727
Convergys Corp.(a)(b)	760,307	10,370,587
Corinthian Colleges Inc.(a)(b)	560,432	2,387,440
CRA International Inc.(a)(b)	64,643	1,751,179
Cross Country Healthcare Inc.(a)(b)	201,142	1,528,679
Electro Rent Corp.	79,733	1,365,029
Essex Rental Corp.(a)	107,393	707,720
Euronet Worldwide Inc.(a)(b)	368,892	5,684,626
Franklin Covey Co.(a)	95,939	928,690
FTI Consulting Inc.(a)(b)	303,787	11,525,679
GEO Group Inc. (The)(a)	468,783	10,796,072
Global Cash Access Inc.(a)	219,507	698,032
Great Lakes Dredge & Dock Corp.	422,975	2,360,200
H&E Equipment Services Inc.(a)	111,535	1,560,375
Hackett Group Inc. (The)(a)	78,850	401,346
HealthSpring Inc.(a)	224,468	10,350,219
Heidrick & Struggles International Inc.	117,624	2,663,007

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Hill International Inc.(a)(b)	180,247	1,038,223
Hudson Highland Group Inc.(a)	235,783	1,261,439
Huron Consulting Group Inc.(a)(b)	9,893	298,868
ICF International Inc.(a)(b)	91,636	2,325,722
Kelly Services Inc. Class A(a)(b)	191,690	3,162,885
Kendle International Inc.(a)	102,294	1,542,593
Kforce Inc.(a)(b)	27,142	355,017
Korn/Ferry International(a)	319,321	7,021,869
Lincoln Educational Services Corp.	162,399	2,785,143
Live Nation Entertainment Inc.(a)	1,020,280	11,702,612
Mac-Gray Corp.	86,178	1,331,450
McGrath RentCorp	101,558	2,851,749
Michael Baker Corp.(a)(b)	60,109	1,269,502
Multi-Color Corp.	77,926	1,923,993
Navigant Consulting Inc.(a)(b)	375,767	3,941,796
Odyssey Marine Exploration Inc.(a)(b)	356,065	1,114,483
On Assignment Inc.(a)(b)	238,436	2,343,826
PAREXEL International Corp.(a)	40,215	947,465
PHH Corp.(a)	407,605	8,364,055
Providence Service Corp. (The)(a)	74,578	943,412
Quad Graphics Inc.	166,476	6,469,257
Rent-A-Center Inc.	459,609	14,045,651
Resources Connection Inc.	337,382	4,062,079
RSC Holdings Inc.(a)	491,818	5,882,143
SFN Group Inc.(a)(b)	316,497	2,876,958
Stewart Enterprises Inc. Class A	568,039	4,146,685
TMS International Corp.(a)	55,002	717,776
TrueBlue Inc.(a)(b)	110,281	1,596,869
United Rentals Inc.(a)	317,314	8,059,776
Viad Corp.	127,493	2,841,819
Zipcar Inc.(a)	16,276	332,193

		193,516,732
COMPUTERS—2.04%
Agilysys Inc.(a)	133,957	1,117,201
CACI International Inc. Class A(a)(b)	202,126	12,750,108
CIBER Inc.(a)(b)	461,751	2,562,718
Computer Task Group Inc.(a)	33,431	440,286
Cray Inc.(a)(b)	260,184	1,665,178
Dot Hill Systems Corp.(a)(b)	313,667	890,814
Dynamics Research Corp.(a)	64,303	877,093
Electronics For Imaging Inc.(a)(b)	312,818	5,386,726
Imation Corp.(a)(b)	217,091	2,049,339
Immersion Corp.(a)	17,434	148,712
Insight Enterprises Inc.(a)(b)	338,963	6,003,035
Integral Systems Inc.(a)	106,996	1,302,141
Keyw Holding Corp. (The)(a)(b)	132,523	1,641,960
Limelight Networks Inc.(a)	74,664	340,468
Mentor Graphics Corp.(a)	385,812	4,942,252
Mercury Computer Systems Inc.(a)(b)	219,815	4,106,144
NCI Inc. Class A(a)	39,534	898,213
Ness Technologies Inc.(a)(b)	241,665	1,829,404
Quantum Corp.(a)	1,636,791	5,401,410
RadiSys Corp.(a)	139,678	1,018,253
Rimage Corp.	69,049	927,328
Sigma Designs Inc.(a)	228,717	1,747,398
SMART Modular Technologies (WWH) Inc.(a)	473,853	4,340,494
Spansion Inc. Class A(a)	364,518	7,024,262

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

SRA International Inc. Class A(a)	302,060	9,339,695
Stream Global Services Inc.(a)(b)	65,883	217,414
Sykes Enterprises Inc.(a)(b)	266,857	5,745,431
Unisys Corp.(a)(b)	181,134	4,655,144
Xyratex Ltd.(a)	222,486	2,282,706

		91,651,327
COSMETICS & PERSONAL CARE—0.05%
Elizabeth Arden Inc.(a)(b)	33,218	964,319
Revlon Inc. Class A(a)	78,043	1,311,122

		2,275,441
DISTRIBUTION & WHOLESALE—0.70%
Brightpoint Inc.(a)	276,607	2,243,283
Central European Distribution Corp.(a)	527,481	5,907,787
Chindex International Inc.(a)(b)	47,108	641,611
Core-Mark Holding Co. Inc.(a)	71,057	2,536,735
Owens & Minor Inc.	85,556	2,950,827
ScanSource Inc.(a)(b)	166,136	6,226,777
United Stationers Inc.	315,124	11,164,843

		31,671,863
DIVERSIFIED FINANCIAL SERVICES—1.83%
Artio Global Investors Inc. Class A	18,394	207,852
Calamos Asset Management Inc. Class A	137,116	1,990,924
California First National Bancorp(b)	14,523	222,492
CIFC Deerfield Corp.(a)	85,213	583,709
Cohen & Steers Inc.(b)	22,026	730,162
Cowen Group Inc. Class A(a)(b)	483,522	1,818,043
Doral Financial Corp.(a)(b)	915,465	1,794,311
Edelman Financial Group Inc.	147,048	1,160,209
FBR & Co.(a)	366,149	1,244,907
Federal Agricultural Mortgage Corp. Class C NVS(b)	71,215	1,575,276
First Marblehead Corp. (The)(a)(b)	402,518	712,457
FXCM Inc.(b)	124,552	1,235,556
GAIN Capital Holdings Inc.(a)(b)	53,613	365,105
GAMCO Investors Inc. Class A	18,320	848,033
GFI Group Inc.	508,171	2,332,505
Gleacher & Co. Inc.(a)	566,624	1,155,913
Imperial Holdings Inc.(a)(b)	19,975	202,946
INTL FCStone Inc.(a)	95,847	2,320,456
Investment Technology Group Inc.(a)(b)	297,357	4,168,945
JMP Group Inc.	108,947	765,897
KBW Inc.	262,543	4,909,554
Knight Capital Group Inc. Class A(a)(b)	727,304	8,014,890
Marlin Business Services Corp.(a)	63,104	798,266
MF Global Holdings Ltd.(a)(b)	1,184,946	9,171,482
National Financial Partners Corp.(a)(b)	317,832	3,667,781
Nelnet Inc. Class A	187,742	4,141,589
NewStar Financial Inc.(a)	196,198	2,095,395
Nicholas Financial Inc.(a)(b)	69,897	830,376
Ocwen Financial Corp.(a)	536,523	6,846,033
Oppenheimer Holdings Inc. Class A	74,551	2,103,084
Piper Jaffray Companies Inc.(a)	114,019	3,284,887
SeaCube Container Leasing Ltd.	79,461	1,365,140
Stifel Financial Corp.(a)	233,977	8,390,415
Student Loan Corp. (The) Escrow(a)(c)	33,683	84,207
SWS Group Inc.	211,297	1,265,669
Teton Advisors Inc. Class B(a)(c)	653	10,938

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Virtus Investment Partners Inc.(a)	2,766	167,896

		82,583,300
ELECTRIC—3.76%
ALLETE Inc.	230,806	9,472,278
Atlantic Power Corp.(a)	458,668	6,980,927
Avista Corp.	416,454	10,698,703
Black Hills Corp.	285,395	8,587,536
Central Vermont Public Service Corp.	96,628	3,493,102
CH Energy Group Inc.	111,964	5,963,203
Cleco Corp.	440,282	15,343,828
Dynegy Inc.(a)(b)	742,077	4,593,457
El Paso Electric Co.	304,723	9,842,553
Empire District Electric Co. (The)	300,971	5,796,701
EnerNOC Inc.(a)	115,731	1,821,606
IDACORP Inc.	357,964	14,139,578
MGE Energy Inc.	166,472	6,747,110
NorthWestern Corp.	262,576	8,693,891
Ormat Technologies Inc.	129,057	2,840,545
Otter Tail Corp.	245,532	5,180,725
Pike Electric Corp.(a)(b)	118,007	1,043,182
PNM Resources Inc.	626,939	10,494,959
Portland General Electric Co.	544,104	13,754,949
UIL Holdings Corp.	365,233	11,815,288
UniSource Energy Corp.	265,565	9,913,541
Unitil Corp.	78,954	2,076,490

		169,294,152
ELECTRICAL COMPONENTS & EQUIPMENT—0.83%
A123 Systems Inc.(a)(b)	521,345	2,773,555
Advanced Energy Industries Inc.(a)(b)	316,739	4,684,570
American Superconductor Corp.(a)(b)	321,241	2,904,019
Belden Inc.	48,381	1,686,562
Encore Wire Corp.	133,857	3,242,016
EnerSys Inc.(a)(b)	257,140	8,850,759
Generac Holdings Inc.(a)	113,142	2,194,955
Greatbatch Inc.(a)(b)	167,961	4,504,714
Insteel Industries Inc.	120,781	1,514,594
Littelfuse Inc.	19,953	1,171,640
Powell Industries Inc.(a)(b)	63,702	2,325,123
Power-One Inc.(a)(b)	30,355	245,875
PowerSecure International Inc.(a)	114,858	829,275
Valence Technology Inc.(a)(b)	254,550	300,369

		37,228,026
ELECTRONICS—2.19%
Analogic Corp.	23,558	1,238,915
Badger Meter Inc.	18,079	668,742
Bel Fuse Inc. Class B	75,605	1,639,872
Benchmark Electronics Inc.(a)(b)	439,859	7,257,673
Brady Corp. Class A	314,400	10,079,664
Checkpoint Systems Inc.(a)(b)	291,180	5,206,298
Coherent Inc.(a)	51,739	2,859,615
CTS Corp.	246,887	2,387,397
Cubic Corp.	63,725	3,249,338
Cymer Inc.(a)(b)	166,295	8,233,265
Daktronics Inc.	200,892	2,167,625
DDi Corp.	69,673	664,680
Electro Scientific Industries Inc.(a)(b)	148,038	2,857,133
FEI Co.(a)(b)	21,408	817,572
Identive Group Inc.(a)	278,284	645,619
Kemet Corp.(a)	304,823	4,355,921

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

L-1 Identity Solutions Inc.(a)(b)	392,093	4,607,093
Methode Electronics Inc.	265,655	3,084,255
Multi-Fineline Electronix Inc.(a)	53,924	1,165,298
OSI Systems Inc.(a)(b)	31,538	1,356,134
Park Electrochemical Corp.	150,862	4,216,593
Plexus Corp.(a)(b)	25,696	894,478
Rofin-Sinar Technologies Inc.(a)(b)	108,726	3,712,993
Rogers Corp.(a)(b)	75,899	3,506,534
Sanmina-SCI Corp.(a)	584,410	6,036,955
TTM Technologies Inc.(a)	285,783	4,578,244
Viasystems Group Inc.(a)(b)	18,750	421,687
Vishay Precision Group Inc.(a)	88,452	1,493,070
Watts Water Technologies Inc. Class A	195,921	6,937,563
X-Rite Inc.(a)(b)	191,793	953,211
Zygo Corp.(a)(b)	97,554	1,289,664

		98,583,101
ENERGY - ALTERNATE SOURCES—0.11%
Ener1 Inc.(a)	525,773	578,350
FutureFuel Corp.	86,216	1,044,076
Green Plains Renewable Energy Inc.(a)(b)	149,026	1,607,991
Headwaters Inc.(a)	440,743	1,379,526
Solazyme Inc.(a)	18,851	433,007

		5,042,950
ENGINEERING & CONSTRUCTION—0.98%
Argan Inc.(a)(b)	47,487	481,518
Dycom Industries Inc.(a)	211,599	3,457,528
EMCOR Group Inc.(a)(b)	482,833	14,151,835
Granite Construction Inc.	279,938	6,866,879
Insituform Technologies Inc. Class A(a)(b)	286,569	6,009,352
Layne Christensen Co.(a)(b)	141,551	4,294,657
MYR Group Inc.(a)	9,266	216,825
Orion Marine Group Inc.(a)	194,215	1,827,563
Sterling Construction Co. Inc.(a)(b)	119,128	1,640,393
Tutor Perini Corp.	226,951	4,352,920
VSE Corp.	29,710	739,779

		44,039,249
ENTERTAINMENT—0.74%
Ascent Media Corp. Class A(a)	103,763	5,496,326
Churchill Downs Inc.	66,619	3,003,184
Cinemark Holdings Inc.	62,639	1,297,254
International Speedway Corp. Class A	213,641	6,069,541
Isle of Capri Casinos Inc.(a)	146,768	1,298,897
Pinnacle Entertainment Inc.(a)	419,280	6,247,272
Scientific Games Corp. Class A(a)	200,191	2,069,975
Shuffle Master Inc.(a)	74,210	694,235
Speedway Motorsports Inc.	85,613	1,213,992
Steinway Musical Instruments Inc.(a)(b)	47,421	1,218,245
Vail Resorts Inc.(b)	54,337	2,511,456
Warner Music Group Corp.(a)(b)	283,835	2,333,124

		33,453,501
ENVIRONMENTAL CONTROL—0.35%
Calgon Carbon Corp.(a)	82,840	1,408,280
Casella Waste Systems Inc. Class A(a)	24,026	146,559
Energy Recovery Inc.(a)(b)	329,161	1,076,356
EnergySolutions Inc.	450,805	2,226,977
Fuel Tech Inc.(a)(b)	8,562	56,766
Met-Pro Corp.	99,310	1,130,148

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Metalico Inc.(a)(b)	123,481	728,538
Tetra Tech Inc.(a)	359,547	8,089,807
US Ecology Inc.	7,819	133,705
WCA Waste Corp.(a)	112,673	648,996

		15,646,132
FOOD—1.89%
Arden Group Inc. Class A	3,459	318,297
B&G Foods Inc. Class A	147,565	3,042,790
Cal-Maine Foods Inc.(b)	95,932	3,065,987
Chiquita Brands International Inc.(a)	327,426	4,263,087
Dole Food Co. Inc.(a)(b)	210,482	2,845,717
Fresh Del Monte Produce Inc.(b)	262,926	7,012,236
Hain Celestial Group Inc.(a)(b)	194,475	6,487,686
Imperial Sugar Co.	88,549	1,770,980
Ingles Markets Inc. Class A	91,197	1,509,310
M&F Worldwide Corp.(a)	72,627	1,876,682
Nash-Finch Co.	87,368	3,128,648
Pilgrim’s Pride Corp.(a)(b)	364,024	1,969,370
Ruddick Corp.	163,710	7,127,933
Sanderson Farms Inc.(b)	160,251	7,656,793
Seaboard Corp.	2,247	5,433,246
Seneca Foods Corp. Class A(a)	66,424	1,699,126
Smart Balance Inc.(a)	227,318	1,177,507
Snyders-Lance Inc.	342,110	7,399,839
Spartan Stores Inc.	162,951	3,182,433
Tootsie Roll Industries Inc.(b)	13,675	400,131
TreeHouse Foods Inc.(a)(b)	105,114	5,740,276
Village Super Market Inc. Class A	44,947	1,245,481
Weis Markets Inc.	79,362	3,232,414
Winn-Dixie Stores Inc.(a)(b)	402,610	3,402,055

		84,988,024
FOREST PRODUCTS & PAPER—1.17%
Boise Inc.	756,954	5,896,672
Buckeye Technologies Inc.	287,278	7,750,760
Clearwater Paper Corp.(a)	83,636	5,710,666
KapStone Paper and Packaging Corp.(a)	281,582	4,665,814
Louisiana-Pacific Corp.(a)	951,606	7,746,073
Neenah Paper Inc.	53,240	1,132,947
P.H. Glatfelter Co.	331,745	5,102,238
Potlatch Corp.(b)	133,935	4,723,887
Schweitzer-Mauduit International Inc.	127,078	7,135,430
Verso Paper Corp.(a)	107,479	288,044
Wausau Paper Corp.	353,663	2,383,689

		52,536,220
GAS—2.25%
Chesapeake Utilities Corp.	68,939	2,759,628
Laclede Group Inc. (The)	161,423	6,106,632
New Jersey Resources Corp.	298,904	13,334,107
Nicor Inc.	328,798	17,998,403
Northwest Natural Gas Co.	193,160	8,717,311
Piedmont Natural Gas Co.	518,281	15,683,183
South Jersey Industries Inc.	177,991	9,666,691
Southwest Gas Corp.	331,327	12,792,536
WGL Holdings Inc.	369,988	14,240,838

		101,299,329

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

HAND & MACHINE TOOLS—0.01%
Franklin Electric Co. Inc.	11,097	521,004

		521,004
HEALTH CARE - PRODUCTS—1.05%
Accuray Inc.(a)	59,009	472,662
Alphatec Holdings Inc.(a)(b)	387,787	1,349,499
AngioDynamics Inc.(a)(b)	180,341	2,566,252
BG Medicine Inc.(a)	6,895	54,884
BIOLASE Technology Inc.(a)(b)	157,306	808,553
Cantel Medical Corp.	95,247	2,563,097
CardioNet Inc.(a)	132,281	702,412
Cerus Corp.(a)	49,974	149,922
Columbia Laboratories Inc.(a)	101,612	313,981
CONMED Corp.(a)(b)	203,893	5,806,873
Cynosure Inc. Class A(a)	70,398	851,816
Exactech Inc.(a)(b)	18,270	329,043
Hanger Orthopedic Group Inc.(a)(b)	114,663	2,805,804
ICU Medical Inc.(a)(b)	66,460	2,904,302
Immucor Inc.(a)	25,645	523,671
Invacare Corp.	194,527	6,456,351
IRIS International Inc.(a)	36,728	366,913
Medical Action Industries Inc.(a)(b)	67,511	550,215
Metabolix Inc.(a)	69,529	496,437
Natus Medical Inc.(a)	100,324	1,519,908
Palomar Medical Technologies Inc.(a)	136,695	1,541,919
Solta Medical Inc.(a)(b)	435,814	1,202,847
Staar Surgical Co.(a)	33,735	178,795
SurModics Inc.(a)	109,726	1,217,959
Symmetry Medical Inc.(a)(b)	197,039	1,767,440
Uroplasty Inc.(a)(b)	18,873	141,547
West Pharmaceutical Services Inc.	110,024	4,814,650
Wright Medical Group Inc.(a)(b)	284,026	4,260,390
Young Innovations Inc.	26,458	754,582

		47,472,724
HEALTH CARE - SERVICES—2.03%
Almost Family Inc.(a)	59,139	1,620,409
Amedisys Inc.(a)	213,939	5,697,196
American Dental Partners Inc.(a)	111,701	1,447,645
AmSurg Corp.(a)(b)	225,197	5,884,398
Assisted Living Concepts Inc. Class A	141,102	2,367,692
Capital Senior Living Corp.(a)(b)	135,011	1,254,252
Centene Corp.(a)(b)	135,058	4,798,611
Continucare Corp.(a)	49,406	305,329
Five Star Quality Care Inc.(a)	230,454	1,338,938
Gentiva Health Services Inc.(a)(b)	222,376	4,632,092
HealthSouth Corp.(a)	686,143	18,011,254
Healthways Inc.(a)(b)	244,896	3,717,521
Kindred Healthcare Inc.(a)	376,505	8,083,562
LHC Group Inc.(a)(b)	107,703	2,483,631
Magellan Health Services Inc.(a)	231,889	12,693,604
MedCath Corp.(a)	147,389	2,003,016
Molina Healthcare Inc.(a)(b)	80,125	2,172,990
National Healthcare Corp.	73,608	3,648,749
Neostem Inc.(a)(b)	26,991	39,947
Select Medical Holdings Corp.(a)	250,419	2,221,216
Skilled Healthcare Group Inc. Class A(a)(b)	130,646	1,235,911
Sun Healthcare Group Inc.(a)	181,677	1,457,049
Sunrise Senior Living Inc.(a)	104,014	991,253

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Triple-S Management Corp. Class B(a)	142,586	3,098,394

		91,204,659
HOLDING COMPANIES - DIVERSIFIED—0.06%
Harbinger Group Inc.(a)	66,699	407,531
Heckmann Corp.(a)	337,567	2,038,905
Primoris Services Corp.(b)	25,168	324,667

		2,771,103
HOME BUILDERS—0.72%
Beazer Homes USA Inc.(a)(b)	550,811	1,867,249
Cavco Industries Inc.(a)	49,033	2,206,485
Hovnanian Enterprises Inc. Class A(a)(b)	445,262	1,073,081
KB Home	557,700	5,454,306
M.D.C. Holdings Inc.	271,687	6,694,368
M/I Homes Inc.(a)	135,400	1,660,004
Meritage Homes Corp.(a)	201,437	4,544,419
Ryland Group Inc.	319,707	5,284,757
Skyline Corp.	49,899	873,232
Standard-Pacific Corp.(a)	766,725	2,568,529

		32,226,430
HOME FURNISHINGS—0.30%
American Woodmark Corp.	67,466	1,168,511
Audiovox Corp. Class A(a)(b)	131,777	996,234
Ethan Allen Interiors Inc.	112,979	2,405,323
Furniture Brands International Inc.(a)(b)	303,967	1,258,423
Kimball International Inc. Class B	226,864	1,458,736
La-Z-Boy Inc.(a)	373,001	3,681,520
Sealy Corp.(a)(b)	355,646	899,784
Universal Electronics Inc.(a)(b)	66,330	1,675,496

		13,544,027
HOUSEHOLD PRODUCTS & WARES—0.76%
A.T. Cross Co. Class A(a)	5,846	66,586
ACCO Brands Corp.(a)(b)	397,916	3,123,641
American Greetings Corp. Class A	273,392	6,572,344
Blyth Inc.	37,349	1,880,522
Central Garden & Pet Co. Class A(a)(b)	341,610	3,467,341
CSS Industries Inc.	58,302	1,220,261
Ennis Inc.	187,301	3,259,037
Helen of Troy Ltd.(a)(b)	222,273	7,675,087
Oil-Dri Corp. of America	29,930	641,101
Prestige Brands Holdings Inc.(a)(b)	365,586	4,694,124
Spectrum Brands Holdings Inc.(a)	25,528	816,896
Summer Infant Inc.(a)	95,888	778,610

		34,195,550
HOUSEWARES—0.02%
Lifetime Brands Inc.	67,625	793,918

		793,918
INSURANCE—5.08%
Alterra Capital Holdings Ltd.	654,837	14,602,865
American Equity Investment Life Holding Co.	428,673	5,448,434
American Safety Insurance Holdings Ltd.(a)(b)	75,640	1,447,750
Amerisafe Inc.(a)	132,738	3,002,534

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

AmTrust Financial Services Inc.	151,716	3,456,090
Argo Group International Holdings Ltd.(b)	197,715	5,876,090
Baldwin & Lyons Inc. Class B	60,573	1,403,476
Citizens Inc.(a)(b)	274,030	1,868,885
CNO Financial Group Inc.(a)	1,601,706	12,669,494
Delphi Financial Group Inc. Class A	349,220	10,200,716
Donegal Group Inc. Class A	56,420	722,176
eHealth Inc.(a)(b)	153,812	2,054,928
EMC Insurance Group Inc.	33,601	641,779
Employers Holdings Inc.	250,553	4,201,774
Enstar Group Ltd.(a)	50,047	5,229,411
FBL Financial Group Inc. Class A	92,564	2,975,933
First American Financial Corp.	759,630	11,888,209
Flagstone Reinsurance Holdings SA	354,997	2,992,625
Fortegra Financial Corp.(a)	42,037	329,570
FPIC Insurance Group Inc.(a)	60,207	2,509,428
Global Indemnity PLC(a)	97,797	2,169,137
Greenlight Capital Re Ltd. Class A(a)	156,388	4,111,441
Hallmark Financial Services Inc.(a)	52,897	416,299
Harleysville Group Inc.	87,794	2,736,539
Horace Mann Educators Corp.	287,490	4,487,719
Independence Holding Co.	52,946	552,756
Infinity Property and Casualty Corp.	89,362	4,884,527
Kansas City Life Insurance Co.	31,086	968,329
Maiden Holdings Ltd.	364,554	3,317,441
Meadowbrook Insurance Group Inc.	384,168	3,807,105
MGIC Investment Corp.(a)	1,359,970	8,091,821
Montpelier Re Holdings Ltd.	451,863	8,133,534
National Interstate Corp.	50,003	1,145,069
National Western Life Insurance Co. Class A	15,900	2,535,573
Navigators Group Inc. (The)(a)(b)	97,495	4,582,265
OneBeacon Insurance Group Ltd.(b)	159,564	2,136,562
Phoenix Companies Inc. (The)(a)	840,463	2,067,539
Platinum Underwriters Holdings Ltd.	269,879	8,970,778
PMI Group Inc. (The)(a)(b)	1,107,118	1,184,616
Presidential Life Corp.	156,579	1,634,685
Primerica Inc.	246,926	5,424,964
Primus Guaranty Ltd.(a)(b)	181,137	950,969
ProAssurance Corp.(a)(b)	220,746	15,452,220
Radian Group Inc.(b)	959,638	4,059,269
RLI Corp.	132,116	8,180,623
Safety Insurance Group Inc.	90,974	3,824,547
SeaBright Insurance Holdings Inc.	144,903	1,434,540
Selective Insurance Group Inc.	389,095	6,330,576
State Auto Financial Corp.	92,813	1,617,731
Stewart Information Services Corp.	130,802	1,311,944
Symetra Financial Corp.	489,717	6,576,899
Tower Group Inc.	267,315	6,367,443
United Fire & Casualty Co.	155,401	2,699,315
Universal American Corp.	233,066	2,552,073
Universal Insurance Holdings Inc.(b)	134,831	629,661

		228,868,676
INTERNET—1.13%
1-800-FLOWERS.COM Inc.(a)(b)	180,163	558,505
Archipelago Learning Inc.(a)	39,260	387,104
Blue Coat Systems Inc.(a)	198,473	4,338,620
Boingo Wireless Inc.(a)	10,888	98,863
DealerTrack Holdings Inc.(a)	40,955	939,917
Digital River Inc.(a)(b)	251,157	8,077,209
EarthLink Inc.	792,448	6,097,887
ePlus Inc.(a)	26,661	704,917

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

eResearchTechnology Inc.(a)	170,776	1,087,843
Global Sources Ltd.(a)	5,247	48,220
ICG Group Inc.(a)	248,553	3,039,803
InfoSpace Inc.(a)(b)	233,095	2,125,826
Internap Network Services Corp.(a)	53,562	393,681
KIT Digital Inc.(a)(b)	254,485	3,038,551
MediaMind Technologies Inc.(a)(b)	6,459	141,710
ModusLink Global Solutions Inc.	314,450	1,408,736
Openwave Systems Inc.(a)	429,002	982,415
Orbitz Worldwide Inc.(a)	150,457	374,638
Perficient Inc.(a)(b)	51,314	526,482
QuinStreet Inc.(a)	174,552	2,265,685
RealNetworks Inc.(a)(b)	609,622	2,072,715
S1 Corp.(a)(b)	332,581	2,487,706
Safeguard Scientifics Inc.(a)(b)	148,734	2,808,098
Support.com Inc.(a)(b)	132,494	635,971
TechTarget Inc.(a)(b)	30,340	229,674
TeleCommunication Systems Inc.(a)(b)	195,253	943,072
United Online Inc.	645,606	3,893,004
XO Group Inc.(a)(b)	101,075	1,005,696

		50,712,548
INVESTMENT COMPANIES—1.69%
Apollo Investment Corp.	1,415,080	14,447,967
Arlington Asset Investment Corp. Class A	46,590	1,462,460
BlackRock Kelso Capital Corp.(d)	526,176	4,719,799
Capital Southwest Corp.	21,184	1,954,648
Fifth Street Finance Corp.(b)	480,294	5,571,410
Gladstone Capital Corp.	152,348	1,407,696
Gladstone Investment Corp.	160,144	1,143,428
Golub Capital BDC Inc.(b)	73,687	1,100,147
Harris & Harris Group Inc.(a)(b)	224,889	1,153,681
Hercules Technology Growth Capital Inc.	315,948	3,323,773
Kohlberg Capital Corp.	137,463	1,092,831
Main Street Capital Corp.(b)	144,647	2,741,061
MCG Capital Corp.	555,820	3,379,386
Medallion Financial Corp.	106,804	1,041,339
MVC Capital Inc.	172,536	2,282,651
New Mountain Finance Corp.(a)	52,311	664,350
NGP Capital Resources Co.	156,677	1,284,751
PennantPark Investment Corp.	328,683	3,684,536
PennyMac Mortgage Investment Trust(d)	200,264	3,318,374
Prospect Capital Corp.(b)	701,688	7,094,066
Solar Capital Ltd.	264,358	6,526,999
Solar Senior Capital Ltd.	55,752	1,000,748
THL Credit Inc.	67,356	875,628
TICC Capital Corp.	232,990	2,236,704
Triangle Capital Corp.	134,077	2,475,061

		75,983,494
IRON & STEEL—0.16%
Gibraltar Industries Inc.(a)(b)	219,564	2,485,464
Olympic Steel Inc.	66,143	1,820,917
Shiloh Industries Inc.	38,675	416,916
Universal Stainless & Alloy Products Inc.(a)(b)	51,089	2,388,922

		7,112,219
LEISURE TIME—0.20%
Ambassadors Group Inc.	98,016	865,481
Arctic Cat Inc.(a)	88,043	1,182,417

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Black Diamond Inc.(a)	95,203	750,200
Callaway Golf Co.	464,767	2,890,851
Johnson Outdoors Inc. Class A(a)	34,716	594,338
Life Time Fitness Inc.(a)	28,841	1,151,044
Marine Products Corp.(a)	38,340	257,645
Multimedia Games Holding Co. Inc.(a)	193,356	879,770
Town Sports International Holdings Inc.(a)	85,174	648,174
		9,219,920
LODGING—0.49%
Boyd Gaming Corp.(a)(b)	395,151	3,437,814
Gaylord Entertainment Co.(a)(b)	258,289	7,748,670
Marcus Corp.	147,653	1,458,812
Monarch Casino & Resort Inc.(a)	64,065	668,838
Morgans Hotel Group Co.(a)(b)	102,558	737,392
Orient-Express Hotels Ltd. Class A(a)	686,315	7,377,886
Red Lion Hotels Corp.(a)	105,510	833,529
		22,262,941
MACHINERY—1.28%
Alamo Group Inc.	45,121	1,069,368
Albany International Corp. Class A	161,027	4,249,503
Astec Industries Inc.(a)	143,664	5,312,695
Briggs & Stratton Corp.	365,275	7,254,362
Cascade Corp.	62,686	2,981,973
Cognex Corp.	54,848	1,943,265
Columbus McKinnon Corp.(a)(b)	29,627	532,101
Flow International Corp.(a)(b)	43,252	153,977
Gerber Scientific Inc.(a)	181,687	2,022,176
Global Power Equipment Group Inc.(a)	56,196	1,490,318
Hurco Companies Inc.(a)	46,321	1,491,999
Intermec Inc.(a)	431,760	4,766,630
Intevac Inc.(a)(b)	164,245	1,676,942
Kadant Inc.(a)(b)	64,763	2,040,682
NACCO Industries Inc. Class A	42,481	4,113,010
Robbins & Myers Inc.	284,751	15,049,090
Tecumseh Products Co. Class A(a)	133,875	1,365,525
		57,513,616
MANUFACTURING—2.11%
A.O. Smith Corp.	274,622	11,616,511
Actuant Corp. Class A	416,825	11,183,415
American Railcar Industries Inc.(a)	70,337	1,649,403
Ameron International Corp.	65,864	4,325,947
Barnes Group Inc.	393,760	9,769,186
Brink’s Co. (The)	45,323	1,351,985
Ceradyne Inc.(a)(b)	179,284	6,990,283
CLARCOR Inc.	18,338	867,021
Eastman Kodak Co.(a)(b)	1,949,425	6,978,941
EnPro Industries Inc.(a)(b)	84,958	4,083,931
ESCO Technologies Inc.	142,250	5,234,800
Federal Signal Corp.	410,317	2,691,679
FreightCar America Inc.(a)	86,326	2,187,501
GP Strategies Corp.(a)	76,401	1,043,638
Griffon Corp.(a)	343,874	3,466,250
Handy & Harman Ltd.(a)	35,953	553,317
Hexcel Corp.(a)	108,927	2,384,412
Lydall Inc.(a)	124,241	1,485,922
Matthews International Corp. Class A	131,848	5,293,697
Myers Industries Inc.	212,002	2,179,381

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Smith & Wesson Holding Corp.(a)	286,439	859,317
Standex International Corp.	73,369	2,250,227
STR Holdings Inc.(a)	217,307	3,242,220
Tredegar Corp.	171,935	3,155,007
		94,843,991
MEDIA—1.24%
A.H. Belo Corp. Class A	135,454	1,007,778
Belo Corp. Class A(a)	469,448	3,534,943
Cambium Learning Group Inc.(a)(b)	118,742	400,161
Central European Media Enterprises Ltd. Class A(a)(b)	266,050	5,254,487
Courier Corp.	74,946	828,153
Crown Media Holdings Inc. Class A(a)(b)	200,980	383,872
Cumulus Media Inc. Class A(a)(b)	126,620	443,170
DG FastChannel Inc.(a)	45,928	1,471,992
Dolan Co. (The)(a)(b)	218,407	1,849,907
E.W. Scripps Co. (The) Class A(a)	246,049	2,379,294
Entercom Communications Corp.(a)(b)	173,968	1,510,042
Entravision Communications Corp. Class A(a)	150,028	277,552
Fisher Communications Inc.(a)(b)	63,459	1,892,347
Gray Television Inc.(a)(b)	360,823	952,573
Journal Communications Inc. Class A(a)(b)	310,685	1,606,241
Lin TV Corp. Class A(a)	197,994	964,231
Martha Stewart Living Omnimedia Inc. Class A(a)	195,707	849,368
McClatchy Co. (The) Class A(a)(b)	415,026	1,166,223
Meredith Corp.(b)	262,961	8,185,976
New York Times Co. (The) Class A(a)(b)	992,722	8,656,536
Nexstar Broadcasting Group Inc.(a)(b)	64,384	528,593
Outdoor Channel Holdings Inc.(a)	103,318	706,695
PRIMEDIA Inc.	118,908	838,301
Saga Communications Inc. Class A(a)	25,927	959,299
Scholastic Corp.	191,451	5,092,597
Sinclair Broadcast Group Inc. Class A	336,593	3,695,791
Value Line Inc.	1,150	15,422
Westwood One Inc.(a)(b)	36,223	186,911
World Wrestling Entertainment Inc.	21,773	207,497
		55,845,952
METAL FABRICATE & HARDWARE—0.85%
A.M. Castle & Co.(a)(b)	120,783	2,006,206
Ampco-Pittsburgh Corp.	55,885	1,310,503
CIRCOR International Inc.	46,094	1,974,206
Haynes International Inc.	19,829	1,228,010
Kaydon Corp.	235,829	8,801,138
L.B. Foster Co. Class A	68,713	2,261,345
Lawson Products Inc.	25,612	503,788
Mueller Industries Inc.	236,836	8,978,453
Mueller Water Products Inc. Class A	1,131,507	4,503,398
Northwest Pipe Co.(a)(b)	67,351	1,755,167
RBC Bearings Inc.(a)	32,635	1,232,297
Worthington Industries Inc.	156,340	3,611,454
		38,165,965
MINING—1.44%
Century Aluminum Co.(a)	371,576	5,815,164
Coeur d’Alene Mines Corp.(a)	604,513	14,665,485
Golden Minerals Co.(a)	13,852	246,289
Golden Star Resources Ltd.(a)	1,881,324	4,138,913
Horsehead Holding Corp.(a)(b)	298,941	3,981,894
Jaguar Mining Inc.(a)(b)	606,796	2,900,485

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Kaiser Aluminum Corp.	66,584	3,636,818
Materion Corp.(a)(b)	135,601	5,013,169
Revett Minerals Inc.(a)	80,719	364,043
RTI International Metals Inc.(a)(b)	188,503	7,232,860
Thompson Creek Metals Co. Inc.(a)(b)	1,104,744	11,025,345
U.S. Energy Corp.(a)(b)	177,786	759,146
United States Lime & Minerals Inc.(a)	15,025	616,175
Ur-Energy Inc.(a)(b)	134,708	215,533
USEC Inc.(a)(b)	837,672	2,797,825
Vista Gold Corp.(a)	430,672	1,218,802
		64,627,946
MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.	14,830	286,516
		286,516
OFFICE FURNISHINGS—0.13%
CompX International Inc.	7,523	99,153
Steelcase Inc. Class A	505,964	5,762,930
		5,862,083
OIL & GAS—1.91%
Alon USA Energy Inc.	20,316	228,961
Approach Resources Inc.(a)(b)	46,077	1,044,566
Bill Barrett Corp.(a)(b)	314,930	14,597,005
BPZ Resources Inc.(a)(b)	559,495	1,835,144
CAMAC Energy Inc.(a)	421,861	561,075
Comstock Resources Inc.(a)	344,330	9,913,261
Crimson Exploration Inc.(a)	156,974	557,258
Crosstex Energy Inc.	32,131	382,359
Delek US Holdings Inc.	103,204	1,620,303
Endeavour International Corp.(a)	267,043	4,024,338
Energy Partners Ltd.(a)	208,792	3,092,210
Gastar Exploration Ltd.(a)(b)	420,556	1,442,507
GeoResources Inc.(a)	88,470	1,989,690
GMX Resources Inc.(a)(b)	295,084	1,313,124
Harvest Natural Resources Inc.(a)(b)	245,231	2,704,898
Miller Energy Resources Inc.(a)(b)	223,376	1,429,606
Parker Drilling Co.(a)(b)	840,809	4,918,733
Penn Virginia Corp.	329,106	4,347,490
PetroCorp Inc. Escrow(a)(c)	19,086	2
Petroleum Development Corp.(a)	169,310	5,064,062
PetroQuest Energy Inc.(a)(b)	310,099	2,176,895
Pioneer Drilling Co.(a)(b)	83,966	1,279,642
Rex Energy Corp.(a)(b)	37,050	380,503
Swift Energy Co.(a)(b)	306,805	11,434,622
Triangle Petroleum Corp.(a)(b)	160,289	1,035,467
VAALCO Energy Inc.(a)	325,781	1,961,202
Vantage Drilling Co.(a)(b)	1,256,137	2,286,169
Venoco Inc.(a)(b)	162,654	2,072,212
Voyager Oil & Gas Inc.(a)	91,882	272,890
Warren Resources Inc.(a)	433,530	1,651,749
Western Refining Inc.(a)(b)	23,705	428,349
		86,046,292
OIL & GAS SERVICES—1.56%
Cal Dive International Inc.(a)	265,225	1,586,045
Dawson Geophysical Co.(a)(b)	41,598	1,420,572
Exterran Holdings Inc.(a)	462,185	9,165,129

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Global Industries Ltd.(a)	729,869	3,999,682
Gulf Island Fabrication Inc.	88,457	2,855,392
Helix Energy Solutions Group Inc.(a)	766,119	12,686,931
Hercules Offshore Inc.(a)(b)	830,101	4,573,857
Hornbeck Offshore Services Inc.(a)(b)	164,655	4,528,012
Key Energy Services Inc.(a)(b)	93,891	1,690,038
Matrix Service Co.(a)	160,857	2,152,267
Mitcham Industries Inc.(a)	33,010	571,073
Natural Gas Services Group Inc.(a)	88,497	1,430,112
Newpark Resources Inc.(a)(b)	606,307	5,499,204
Tesco Corp.(a)	41,546	806,408
Tetra Technologies Inc.(a)	492,499	6,269,512
Union Drilling Inc.(a)(b)	109,967	1,131,560
Willbros Group Inc.(a)	228,819	1,954,114
World Fuel Services Corp.	220,251	7,913,618
		70,233,526
PACKAGING & CONTAINERS—0.11%
Graham Packaging Co. Inc.(a)	162,594	4,100,621
Graphic Packaging Holding Co.(a)	146,681	797,944
		4,898,565
PHARMACEUTICALS—0.85%
Allos Therapeutics Inc.(a)	109,358	234,026
Anacor Pharmaceuticals Inc.(a)	6,242	40,323
Array BioPharma Inc.(a)	228,826	512,570
AVANIR Pharmaceuticals Inc. Class A(a)(b)	91,027	305,851
BioScrip Inc.(a)	72,294	469,188
Cornerstone Therapeutics Inc.(a)(b)	59,152	530,002
DURECT Corp.(a)	40,619	82,457
Dyax Corp.(a)	128,487	254,404
Furiex Pharmaceuticals Inc.(a)(b)	71,061	1,264,175
Hi-Tech Pharmacal Co. Inc.(a)(b)	51,435	1,488,015
Idenix Pharmaceuticals Inc.(a)	285,011	1,425,055
Impax Laboratories Inc.(a)	41,316	900,276
K-V Pharmaceutical Co. Class A(a)(b)	125,173	340,471
Lannett Co. Inc.(a)(b)	80,691	401,841
Medicines Co. (The)(a)	167,611	2,767,258
Medicis Pharmaceutical Corp. Class A	78,401	2,992,566
Neurocrine Biosciences Inc.(a)	100,324	807,608
Nutraceutical International Corp.(a)	66,817	1,027,645
Omega Protein Corp.(a)	125,577	1,732,963
Par Pharmaceutical Companies Inc.(a)(b)	80,250	2,646,645
PharMerica Corp.(a)	211,179	2,694,644
Progenics Pharmaceuticals Inc.(a)	56,283	404,112
Rigel Pharmaceuticals Inc.(a)	116,889	1,071,872
Schiff Nutrition International Inc.	64,014	716,317
Star Scientific Inc.(a)(b)	87,766	394,947
Theravance Inc.(a)	81,819	1,817,200
Vanda Pharmaceuticals Inc.(a)	12,529	89,457
ViroPharma Inc.(a)(b)	549,725	10,169,912
XenoPort Inc.(a)(b)	45,770	325,882
Zalicus Inc.(a)(b)	210,710	501,490
		38,409,172
PIPELINES—0.17%
SemGroup Corp.(a)	300,424	7,711,884
		7,711,884

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

REAL ESTATE—0.85%
Avatar Holdings Inc.(a)	64,835	986,140
Consolidated-Tomoka Land Co.	30,497	872,214
Forestar Group Inc.(a)(b)	255,362	4,195,598
Government Properties Income Trust	221,243	5,977,986
Hilltop Holdings Inc.(a)(b)	287,574	2,542,154
Kennedy-Wilson Holdings Inc.	171,061	2,095,497
Resource Capital Corp.(b)	512,202	3,237,117
Retail Opportunity Investments Corp.	303,503	3,265,692
Starwood Property Trust Inc.	673,287	13,809,116
Terreno Realty Corp.	66,784	1,135,996
United Capital Corp.(a)	12,989	389,021
		38,506,531
REAL ESTATE INVESTMENT TRUSTS—11.52%
Acadia Realty Trust	230,743	4,691,005
Agree Realty Corp.(b)	70,888	1,582,929
American Assets Trust Inc.	13,183	295,958
American Campus Communities Inc.(b)	273,762	9,724,026
Anworth Mortgage Asset Corp.	911,316	6,843,983
Apollo Commercial Real Estate Finance Inc.	126,891	2,045,483
ARMOUR Residential Inc.	354,265	2,603,848
Ashford Hospitality Trust Inc.	337,421	4,200,891
Associated Estates Realty Corp.(b)	285,696	4,642,560
BioMed Realty Trust Inc.	947,087	18,221,954
Campus Crest Communities Inc.	219,990	2,846,671
CapLease Inc.	491,384	2,412,695
Capstead Mortgage Corp.	557,052	7,464,497
CBL & Associates Properties Inc.(b)	737,467	13,370,277
Cedar Shopping Centers Inc.	405,120	2,086,368
Chatham Lodging Trust	99,397	1,601,286
Chesapeake Lodging Trust	234,252	3,996,339
Cogdell Spencer Inc.	237,531	1,422,811
Colonial Properties Trust(b)	603,329	12,307,912
Colony Financial Inc.	237,213	4,286,439
CoreSite Realty Corp.	142,869	2,343,052
Cousins Properties Inc.	657,042	5,611,139
CreXus Investment Corp.	415,663	4,618,016
Cypress Sharpridge Investments Inc.(b)	597,733	7,656,960
DCT Industrial Trust Inc.(b)	1,778,379	9,300,922
DiamondRock Hospitality Co.(b)	1,209,680	12,979,866
DuPont Fabros Technology Inc.(b)	263,850	6,649,020
Dynex Capital Inc.	289,991	2,807,113
EastGroup Properties Inc.	105,487	4,484,252
Education Realty Trust Inc.	520,605	4,461,585
Entertainment Properties Trust	336,732	15,725,384
Equity Lifestyle Properties Inc.(b)	57,856	3,612,529
Equity One Inc.(b)	388,619	7,243,858
Excel Trust Inc.	119,219	1,314,986
Extra Space Storage Inc.	415,390	8,860,269
FelCor Lodging Trust Inc.(a)(b)	449,413	2,395,371
First Industrial Realty Trust Inc.(a)(b)	561,803	6,432,644
First Potomac Realty Trust	360,518	5,519,531
Franklin Street Properties Corp.	508,544	6,565,303
Getty Realty Corp.(b)	99,881	2,519,998
Gladstone Commercial Corp.	40,971	710,027
Glimcher Realty Trust	92,994	883,443
Hatteras Financial Corp.	539,726	15,236,465
Healthcare Realty Trust Inc.(b)	526,067	10,852,762
Hersha Hospitality Trust(b)	1,020,710	5,685,355
Highwoods Properties Inc.	126,447	4,189,189

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Hudson Pacific Properties Inc.	158,587	2,462,856
Inland Real Estate Corp.	555,667	4,906,540
Invesco Mortgage Capital Inc.	521,771	11,025,021
Investors Real Estate Trust(b)	468,167	4,054,326
iStar Financial Inc.(a)(b)	666,322	5,403,871
Kilroy Realty Corp.	214,700	8,478,503
Kite Realty Group Trust	402,559	2,004,744
LaSalle Hotel Properties(b)	614,276	16,180,030
Lexington Realty Trust(b)	866,596	7,912,021
LTC Properties Inc.(b)	179,261	4,987,041
Medical Properties Trust Inc.	808,661	9,299,601
MFA Financial Inc.	2,568,104	20,647,556
Mission West Properties Inc.	128,501	1,128,239
Monmouth Real Estate Investment Corp. Class A	254,687	2,152,105
MPG Office Trust Inc.(a)(b)	356,284	1,018,972
National Health Investors Inc.(b)	98,250	4,365,247
National Retail Properties Inc.(b)	613,839	15,045,194
Newcastle Investment Corp.	38,193	220,756
NorthStar Realty Finance Corp.(b)	691,923	2,788,450
Omega Healthcare Investors Inc.	39,203	823,655
One Liberty Properties Inc.	79,502	1,227,511
Parkway Properties Inc.	158,555	2,704,948
Pebblebrook Hotel Trust	368,547	7,440,964
Pennsylvania Real Estate Investment Trust	400,869	6,293,643
Post Properties Inc.	359,936	14,670,991
PS Business Parks Inc.(b)	107,518	5,924,242
RAIT Financial Trust(b)	825,236	1,732,996
Ramco-Gershenson Properties Trust	277,839	3,439,647
Redwood Trust Inc.(b)	568,916	8,602,010
RLJ Lodging Trust(a)	198,008	3,439,399
Sabra Healthcare REIT Inc.(b)	131,433	2,196,245
Sovran Self Storage Inc.	200,589	8,224,149
STAG Industrial Inc.	114,162	1,398,484
Strategic Hotels & Resorts Inc.(a)	946,719	6,702,771
Summit Hotel Properties Inc.	180,760	2,051,626
Sun Communities Inc.	154,086	5,748,949
Sunstone Hotel Investors Inc.(a)(b)	851,040	7,889,141
Two Harbors Investment Corp.	646,775	6,952,831
U-Store-It Trust	716,108	7,533,456
UMH Properties Inc.	82,124	878,727
Universal Health Realty Income Trust(b)	40,291	1,610,834
Urstadt Biddle Properties Inc. Class A(b)	144,184	2,611,172
Walter Investment Management Corp.	186,067	4,128,827
Washington Real Estate Investment Trust	355,202	11,551,169
Whitestone REIT Class B	54,017	687,096
Winthrop Realty Trust(b)	207,118	2,472,989
		518,326,516
RETAIL—5.42%
99 Cents Only Stores(a)	300,588	6,083,901
America’s Car-Mart Inc.(a)	31,925	1,053,525
Asbury Automotive Group Inc.(a)(b)	212,638	3,940,182
Barnes & Noble Inc.(b)	209,392	3,471,719
Bebe Stores Inc.	276,287	1,688,114
Benihana Inc. Class A(a)	95,802	1,004,963
Big 5 Sporting Goods Corp.	158,103	1,242,690
Biglari Holdings Inc.(a)	7,924	3,098,680
Bob Evans Farms Inc.	218,229	7,631,468
Bon-Ton Stores Inc. (The)(b)	88,798	863,117
Brown Shoe Co. Inc.(b)	318,911	3,396,402
Build-A-Bear Workshop Inc.(a)	120,699	785,750
Cabela’s Inc.(a)(b)	313,025	8,498,629

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

California Pizza Kitchen Inc.(a)	33,720	622,808
Caribou Coffee Co. Inc.(a)	49,780	659,087
Cash America International Inc.	141,668	8,198,327
Casual Male Retail Group Inc.(a)	303,018	1,257,525
Charming Shoppes Inc.(a)	838,412	3,487,794
Children’s Place Retail Stores Inc. (The)(a)	188,775	8,398,600
Christopher & Banks Corp.	257,414	1,480,130
Citi Trends Inc.(a)	107,681	1,623,829
Coldwater Creek Inc.(a)	437,249	612,149
Collective Brands Inc.(a)	446,066	6,552,709
Conn’s Inc.(a)(b)	96,892	838,116
Cost Plus Inc.(a)	50,126	501,260
Cracker Barrel Old Country Store Inc.	9,445	465,733
Denny’s Corp.(a)	196,335	761,780
Domino’s Pizza Inc.(a)(b)	276,842	6,987,492
Einstein Noah Restaurant Group Inc.	5,738	85,898
Finish Line Inc. (The) Class A	259,497	5,553,236
Fred’s Inc. Class A	283,426	4,089,837
Genesco Inc.(a)	154,287	8,038,353
Gordmans Stores Inc.(a)	2,530	43,997
Group 1 Automotive Inc.	174,029	7,166,514
Haverty Furniture Companies Inc.	135,090	1,554,886
hhgregg Inc.(a)(b)	122,590	1,642,706
Hot Topic Inc.	321,818	2,394,326
Jack in the Box Inc.(a)(b)	339,631	7,736,794
Kenneth Cole Productions Inc. Class A(a)(b)	37,431	467,513
Kirkland’s Inc.(a)	120,470	1,448,049
Lithia Motors Inc. Class A	158,688	3,115,045
Luby’s Inc.(a)	135,249	746,574
MarineMax Inc.(a)(b)	167,080	1,463,621
McCormick & Schmick’s Seafood Restaurants Inc.(a)	96,141	825,851
Men’s Wearhouse Inc. (The)	308,703	10,403,291
Movado Group Inc.	124,397	2,128,433
New York & Co. Inc.(a)(b)	182,843	905,073
O’Charley’s Inc.(a)(b)	133,932	979,043
Office Depot Inc.(a)(b)	2,008,172	8,474,486
OfficeMax Inc.(a)(b)	624,746	4,904,256
P.F. Chang’s China Bistro Inc.	13,239	532,737
Pacific Sunwear of California Inc.(a)(b)	344,978	900,393
Pantry Inc. (The)(a)(b)	153,645	2,886,990
PC Connection Inc.(a)(b)	68,142	564,216
Penske Automotive Group Inc.	323,397	7,354,048
Pep Boys - Manny, Moe & Jack (The)	379,550	4,148,481
Pier 1 Imports Inc.(a)	527,818	6,106,854
Red Robin Gourmet Burgers Inc.(a)	9,608	349,539
Regis Corp.	416,136	6,375,203
REX American Resources Corp.(a)(b)	49,525	822,115
Rite Aid Corp.(a)(b)	3,957,732	5,263,784
Ruby Tuesday Inc.(a)(b)	469,096	5,056,855
Rush Enterprises Inc. Class A(a)(b)	233,545	4,444,361
Ruth’s Hospitality Group Inc.(a)	210,270	1,179,615
Saks Inc.(a)(b)	834,710	9,323,711
School Specialty Inc.(a)	115,760	1,665,786
Select Comfort Corp.(a)	51,754	930,537
Shoe Carnival Inc.(a)(b)	65,832	1,984,835
Sonic Automotive Inc.(b)	292,814	4,289,725
Stage Stores Inc.	260,343	4,373,762
Stein Mart Inc.	197,522	1,904,112
Susser Holdings Corp.(a)	57,793	908,506
Syms Corp.(a)	46,653	502,919
Systemax Inc.(a)	73,341	1,095,715

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Talbots Inc. (The)(a)(b)	502,746	1,679,172
Texas Roadhouse Inc.	29,407	515,652
Titan Machinery Inc.(a)(b)	75,467	2,171,940
Tuesday Morning Corp.(a)	309,978	1,441,398
West Marine Inc.(a)	107,386	1,113,593
Wet Seal Inc. Class A(a)(b)	729,495	3,260,843
Zale Corp.(a)(b)	231,102	1,294,171

		243,815,829
SAVINGS & LOANS—1.85%
Abington Bancorp Inc.	146,493	1,527,922
Astoria Financial Corp.	630,149	8,059,606
BankFinancial Corp.	151,550	1,283,628
Beneficial Mutual Bancorp Inc.(a)(b)	240,358	1,974,541
Berkshire Hills Bancorp Inc.	121,124	2,711,966
BofI Holding Inc.(a)(b)	60,087	865,854
Brookline Bancorp Inc.	286,619	2,656,958
Cape Bancorp Inc.(a)(b)	82,534	825,340
Charter Financial Corp.	48,875	483,862
Clifton Savings Bancorp Inc.(b)	56,423	622,910
Danvers Bancorp Inc.(b)	148,777	3,238,875
Dime Community Bancshares Inc.	223,834	3,254,546
ESB Financial Corp.(b)	89,624	1,157,942
ESSA Bancorp Inc.	82,319	1,022,402
First Defiance Financial Corp.(a)	69,933	1,027,316
First Financial Holdings Inc.	119,870	1,075,234
First PacTrust Bancorp Inc.(b)	61,151	908,704
Flagstar Bancorp Inc.(a)	1,406,137	1,673,303
Flushing Financial Corp.	226,500	2,944,500
Fox Chase Bancorp Inc.	104,641	1,417,886
Home Federal Bancorp Inc.	120,021	1,319,031
Investors Bancorp Inc.(a)	287,313	4,079,845
Kearny Financial Corp.	96,899	882,750
Meridian Interstate Bancorp Inc.(a)(b)	63,966	875,694
Northwest Bancshares Inc.	767,793	9,658,836
OceanFirst Financial Corp.	106,194	1,375,212
Oritani Financial Corp.	408,130	5,219,983
People’s United Financial Inc.	786	10,439
Provident Financial Services Inc.	435,530	6,236,790
Provident New York Bancorp	274,710	2,296,576
Rockville Financial Inc.	212,193	2,100,711
Roma Financial Corp.	55,019	577,699
Territorial Bancorp Inc.	86,649	1,795,367
United Financial Bancorp Inc.	116,449	1,796,808
ViewPoint Financial Group	250,555	3,457,659
Westfield Financial Inc.	150,234	1,219,900
WSFS Financial Corp.	46,177	1,830,918

		83,467,513
SEMICONDUCTORS—2.70%
Advanced Analogic Technologies Inc.(a)(b)	246,066	1,489,930
Alpha & Omega Semiconductor Ltd.(a)(b)	105,662	1,400,022
Amkor Technology Inc.(a)	768,458	4,741,386
Amtech Systems Inc.(a)	4,267	88,071
ANADIGICS Inc.(a)	484,959	1,556,718
Applied Micro Circuits Corp.(a)(b)	70,621	625,702
ATMI Inc.(a)(b)	215,139	4,395,290
Axcelis Technologies Inc.(a)	763,017	1,251,348
AXT Inc.(a)(b)	133,686	1,133,657
Brooks Automation Inc.(a)(b)	480,558	5,218,860
Cabot Microelectronics Corp.(a)(b)	130,615	6,069,679
Cohu Inc.	172,904	2,266,771
DSP Group Inc.(a)(b)	169,533	1,474,937

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

EMCORE Corp.(a)	635,283	1,740,675
Emulex Corp.(a)(b)	632,283	5,437,634
Entegris Inc.(a)(b)	653,195	6,610,333
Exar Corp.(a)	235,596	1,491,323
FormFactor Inc.(a)(b)	365,370	3,310,252
FSI International Inc.(a)	278,313	762,578
GSI Group Inc.(a)	185,883	2,239,890
GSI Technology Inc.(a)	145,015	1,044,108
Integrated Device Technology Inc.(a)	385,994	3,033,913
Integrated Silicon Solution Inc.(a)	192,494	1,861,417
IXYS Corp.(a)	60,676	908,926
Kopin Corp.(a)(b)	287,108	1,352,279
Kulicke and Soffa Industries Inc.(a)	522,326	5,818,712
Lattice Semiconductor Corp.(a)	593,905	3,872,261
LTX-Credence Corp.(a)	163,985	1,466,026
Mindspeed Technologies Inc.(a)	110,062	880,496
MIPS Technologies Inc.(a)	110,718	765,061
MKS Instruments Inc.	377,858	9,983,008
Monolithic Power Systems Inc.(a)(b)	49,967	770,491
Nanometrics Inc.(a)	144,806	2,749,866
OmniVision Technologies Inc.(a)	88,284	3,073,166
Pericom Semiconductor Corp.(a)(b)	160,048	1,430,829
Photronics Inc.(a)	391,422	3,315,344
PLX Technology Inc.(a)	320,155	1,110,938
Richardson Electronics Ltd.	107,667	1,463,195
Rudolph Technologies Inc.(a)(b)	227,632	2,437,939
Silicon Image Inc.(a)(b)	122,202	789,425
Standard Microsystems Corp.(a)(b)	167,390	4,517,856
Supertex Inc.(a)	79,656	1,784,294
Tessera Technologies Inc.(a)	370,714	6,354,038
Veeco Instruments Inc.(a)(b)	89,532	4,334,244
Zoran Corp.(a)	359,617	3,020,783

		121,443,671
SOFTWARE—1.68%
Accelrys Inc.(a)	398,343	2,832,219
Actuate Corp.(a)	20,669	120,914
Acxiom Corp.(a)	587,751	7,705,416
American Reprographics Co.(a)(b)	229,417	1,621,978
Avid Technology Inc.(a)	213,605	4,024,318
CSG Systems International Inc.(a)(b)	129,971	2,401,864
Digi International Inc.(a)(b)	152,920	1,987,960
DynaVox Inc.(a)(b)	15,651	118,948
Ebix Inc.(a)(b)	69,947	1,332,490
EPIQ Systems Inc.	210,741	2,996,737
ePocrates Inc.(a)(b)	4,046	74,608
Fair Isaac Corp.	119,787	3,617,567
inContact Inc.(a)	18,534	88,036
JDA Software Group Inc.(a)	248,012	7,661,091
ManTech International Corp. Class A	168,723	7,494,676
MedAssets Inc.(a)	61,685	824,112
MoneyGram International Inc.(a)	55,238	183,390
Omnicell Inc.(a)	123,618	1,927,205
PDF Solutions Inc.(a)	9,932	59,195
Progress Software Corp.(a)	197,825	4,773,517
Quest Software Inc.(a)	307,462	6,988,611
Renaissance Learning Inc.	62,958	789,493
Rosetta Stone Inc.(a)	78,880	1,273,123
Schawk Inc.	84,777	1,403,907
SeaChange International Inc.(a)(b)	98,302	1,059,695
Smith Micro Software Inc.(a)	257,970	1,086,054
SS&C Technologies Holdings Inc.(a)	181,347	3,603,365

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

SYNNEX Corp.(a)(b)	182,507	5,785,472
THQ Inc.(a)	489,348	1,771,440

		75,607,401
STORAGE & WAREHOUSING—0.09%
Mobile Mini Inc.(a)	196,083	4,154,999

		4,154,999
TELECOMMUNICATIONS—3.39%
Alaska Communications Systems Group Inc.	258,904	2,296,478
Anaren Inc.(a)(b)	97,194	2,065,373
Anixter International Inc.	101,258	6,616,198
ARRIS Group Inc.(a)(b)	894,666	10,387,072
Atlantic Tele-Network Inc.	51,709	1,983,557
Aviat Networks Inc.(a)	438,460	1,727,532
BigBand Networks Inc.(a)(b)	314,948	683,437
Black Box Corp.	129,564	4,051,466
Cincinnati Bell Inc.(a)	1,019,570	3,384,972
Communications Systems Inc.	47,811	857,251
Comtech Telecommunications Corp.	193,784	5,433,703
Consolidated Communications Holdings Inc.	38,286	744,280
EMS Technologies Inc.(a)(b)	104,993	3,461,619
Extreme Networks Inc.(a)	479,241	1,552,741
Fairpoint Communications Inc.(a)	145,430	1,339,410
GeoEye Inc.(a)(b)	151,764	5,675,974
Global Crossing Ltd.(a)	82,137	3,152,418
Globalstar Inc.(a)(b)	735,449	904,602
Globecomm Systems Inc.(a)(b)	47,728	742,648
Harmonic Inc.(a)(b)	652,739	4,719,303
ICO Global Communications (Holdings) Ltd.(a)(b)	396,825	1,099,205
IDT Corp. Class B	8,452	228,373
Infinera Corp.(a)	712,055	4,920,300
Iridium Communications Inc.(a)(b)	276,388	2,390,756
Knology Inc.(a)	15,354	228,007
KVH Industries Inc.(a)	101,316	1,076,989
Leap Wireless International Inc.(a)	350,894	5,695,010
Loral Space & Communications Inc.(a)	73,133	5,080,550
Motricity Inc.(a)	15,432	119,289
NeoPhotonics Corp.(a)(b)	31,556	218,368
Neutral Tandem Inc.(a)	250,567	4,364,877
Newport Corp.(a)(b)	185,403	3,368,773
Novatel Wireless Inc.(a)(b)	208,764	1,144,027
Oclaro Inc.(a)	362,917	2,438,802
Oplink Communications Inc.(a)	90,124	1,679,010
Opnext Inc.(a)(b)	318,560	726,317
ORBCOMM Inc.(a)	249,072	779,595
PAETEC Holding Corp.(a)	265,364	1,271,094
Plantronics Inc.	253,975	9,277,707
Preformed Line Products Co.	15,908	1,132,331
Premiere Global Services Inc.(a)	376,961	3,008,149
RF Micro Devices Inc.(a)	1,785,713	10,928,564
Sonus Networks Inc.(a)	1,415,804	4,587,205
SureWest Communications	94,954	1,587,631
Sycamore Networks Inc.	144,140	3,205,674
Symmetricom Inc.(a)	312,965	1,824,586
Tekelec(a)(b)	444,200	4,055,546
TeleNav Inc.(a)	7,220	128,011
UniTek Global Services Inc.(a)	78,974	624,684
USA Mobility Inc.	158,943	2,425,470
ViaSat Inc.(a)(b)	164,526	7,119,040
Vonage Holdings Corp.(a)	572,181	2,523,318

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

Westell Technologies Inc.(a)	381,847	1,363,194

		152,400,486
TEXTILES—0.23%
G&K Services Inc. Class A	134,870	4,566,698
UniFirst Corp.	102,047	5,734,021

		10,300,719
TOYS, GAMES & HOBBIES—0.11%
JAKKS Pacific Inc.(a)(b)	196,209	3,612,208
LeapFrog Enterprises Inc.(a)	298,019	1,257,640

		4,869,848
TRANSPORTATION—2.35%
Air Transport Services Group Inc.(a)	388,618	2,662,033
Arkansas Best Corp.	183,266	4,348,902
Atlas Air Worldwide Holdings Inc.(a)(b)	189,896	11,300,711
Baltic Trading Ltd.	118,886	682,406
Bristow Group Inc.	262,488	13,392,138
CAI International Inc.(a)(b)	5,088	105,118
Celadon Group Inc.(a)(b)	54,373	759,047
Covenant Transportation Group Class A(a)	60,166	466,287
DHT Maritime Inc.	466,048	1,784,964
Eagle Bulk Shipping Inc.(a)(b)	454,159	1,126,314
Excel Maritime Carriers Ltd.(a)(b)	328,757	1,019,147
Frontline Ltd.	374,022	5,513,084
Genco Shipping & Trading Ltd.(a)(b)	214,393	1,612,235
General Maritime Corp.(b)	834,522	1,126,605
GulfMark Offshore Inc. Class A(a)(b)	140,780	6,221,068
International Shipholding Corp.	39,509	840,752
Knightsbridge Tankers Ltd.(b)	158,550	3,492,857
Marten Transport Ltd.	94,807	2,047,831
Nordic American Tankers Ltd.(a)(b)	340,055	7,732,851
Overseas Shipholding Group Inc.(b)	191,861	5,168,735
Pacer International Inc.(a)	226,727	1,070,151
Patriot Transportation Holding Inc.(a)(b)	44,381	992,803
PHI Inc.(a)(b)	94,275	2,048,596
Quality Distribution Inc.(a)	75,191	978,987
RailAmerica Inc.(a)	154,210	2,313,150
Roadrunner Transportation Systems Inc.(a)(b)	61,454	926,726
Saia Inc.(a)(b)	115,184	1,952,369
Scorpio Tankers Inc.(a)(b)	178,750	1,785,713
Ship Finance International Ltd.(b)	324,354	5,844,859
Swift Transportation Co.(a)	407,849	5,526,354
Teekay Tankers Ltd. Class A(b)	304,821	2,865,317
Ultrapetrol (Bahamas) Ltd.(a)(b)	155,547	768,402
Universal Truckload Services Inc.(a)	40,054	686,125
Werner Enterprises Inc.	269,550	6,752,227

		105,914,864
TRUCKING & LEASING—0.30%
Aircastle Ltd.	376,072	4,783,636
AMERCO(a)	62,426	6,002,260
Greenbrier Companies Inc. (The)(a)	133,046	2,628,989

		13,414,885

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

VENTURE CAPITAL—0.02%
Medley Capital Corp.	79,966	938,801

		938,801
WATER—0.56%
American States Water Co.	134,499	4,661,735
Artesian Resources Corp. Class A(b)	47,280	851,986
California Water Service Group	303,003	5,669,186
Connecticut Water Service Inc.	62,156	1,589,950
Consolidated Water Co. Ltd.(b)	105,781	982,706
Middlesex Water Co.	112,664	2,093,297
Pennichuck Corp.	16,500	474,375
PICO Holdings Inc.(a)	163,605	4,744,545
SJW Corp.	101,395	2,457,815
York Water Co. (The)(b)	92,044	1,523,328

		25,048,923

TOTAL COMMON STOCKS
(Cost: $4,620,012,849)		4,493,721,546

SHORT-TERM INVESTMENTS—13.95%

MONEY MARKET FUNDS—13.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	579,426,081	579,426,081
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	48,689,383	48,689,383

		628,115,464

TOTAL SHORT-TERM INVESTMENTS
(Cost: $628,115,464)		628,115,464

TOTAL INVESTMENTS IN SECURITIES—113.79%
(Cost: $5,248,128,313)		5,121,837,010

SHORT POSITIONS(g)—(0.07)%

COMMON STOCKS—(0.07)%
People’s United Financial Inc.	(242,399)	(3,257,843)

TOTAL SHORT POSITIONS
(Proceeds: $3,213,543)		(3,257,843)
Other Assets, Less Liabilities—(13.72)%		(617,560,865)

NET ASSETS—100.00%		$4,501,018,302

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

June 30, 2011

(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of the market trading on the following business day

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.15%
APAC Customer Services Inc.(a)	7,047	$37,560
Clear Channel Outdoor Holdings Inc. Class A(a)	9,161	116,345
Harte-Hanks Inc.	9,909	80,461
Interpublic Group of Companies Inc. (The)	109,816	1,372,700
Lamar Advertising Co. Class A(a)	13,003	355,892
Marchex Inc. Class B	4,785	42,491
MDC Partners Inc.	5,615	101,407
Omnicom Group Inc.	63,035	3,035,766
Valuevision Media Inc. Class A(a)	9,160	70,074

		5,212,696
AEROSPACE & DEFENSE—1.87%
AAR Corp.	8,889	240,803
AeroVironment Inc.(a)	3,779	133,588
Alliant Techsystems Inc.	7,511	535,760
BE Aerospace Inc.(a)	21,743	887,332
Boeing Co. (The)	165,492	12,234,823
Curtiss-Wright Corp.	10,387	336,227
Ducommun Inc.	2,360	48,545
Esterline Technologies Corp.(a)(b)	6,820	521,048
GenCorp Inc.(a)(b)	13,133	84,314
General Dynamics Corp.	74,469	5,549,430
Goodrich Corp.	28,003	2,674,286
HEICO Corp.(b)	9,336	511,053
Kaman Corp.	5,880	208,564
Kratos Defense & Security Solutions Inc.(a)(b)	5,339	64,922
L-3 Communications Holdings Inc.	23,813	2,082,447
LMI Aerospace Inc.(a)(b)	2,044	49,935
Lockheed Martin Corp.	64,172	5,196,007
Moog Inc. Class A(a)(b)	10,165	442,381
Northrop Grumman Corp.	65,627	4,551,232
Orbital Sciences Corp.(a)(b)	13,072	220,263
Raytheon Co.	79,861	3,981,071
Rockwell Collins Inc.	34,569	2,132,562
Spirit AeroSystems Holdings Inc. Class A(a)	26,241	577,302
Teledyne Technologies Inc.(a)(b)	8,223	414,110
TransDigm Group Inc.(a)	11,243	1,025,249
Triumph Group Inc.	4,209	419,132
United Technologies Corp.	205,166	18,159,243

		63,281,629
AGRICULTURE—1.82%
Alico Inc.	802	20,547
Alliance One International Inc.(a)(b)	19,491	62,956
Altria Group Inc.	469,265	12,393,289
Andersons Inc. (The)	4,164	175,929
Archer-Daniels-Midland Co.	143,015	4,311,902
Bunge Ltd.	33,031	2,277,487
Cadiz Inc.(a)(b)	2,697	29,289
Griffin Land & Nurseries Inc.	562	18,259
Limoneira Co.(b)	1,750	39,533
Lorillard Inc.	32,222	3,508,009
MGP Ingredients Inc.	2,689	23,421
Monsanto Co.	120,153	8,715,899
Philip Morris International Inc.	398,640	26,617,193
Reynolds American Inc.	75,150	2,784,308
Tejon Ranch Co.(a)	3,187	108,677

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Universal Corp.	5,182	195,206
Vector Group Ltd.(b)	10,262	182,561

		61,464,465
AIRLINES—0.24%
Alaska Air Group Inc.(a)(b)	8,014	548,638
Allegiant Travel Co.(a)	3,308	163,746
AMR Corp.(a)(b)	74,633	403,018
Copa Holdings SA Class A	7,225	482,197
Delta Air Lines Inc.(a)	189,840	1,740,833
Hawaiian Holdings Inc.(a)	11,278	64,285
JetBlue Airways Corp.(a)(b)	55,153	336,433
Republic Airways Holdings Inc.(a)(b)	10,789	58,908
SkyWest Inc.	11,837	178,265
Southwest Airlines Co.	177,622	2,028,443
Spirit Airlines Inc.(a)	3,487	41,809
United Continental Holdings Inc.(a)(b)	74,481	1,685,505
US Airways Group Inc.(a)(b)	36,260	323,077

		8,055,157
APPAREL—0.67%
Carter’s Inc.(a)	11,002	338,422
Cherokee Inc.	1,901	32,621
Coach Inc.	65,824	4,208,128
Columbia Sportswear Co.	2,714	172,068
Crocs Inc.(a)	19,135	492,726
Deckers Outdoor Corp.(a)	8,655	762,852
Delta Apparel Inc.(a)(b)	1,586	26,962
G-III Apparel Group Ltd.(a)(b)	3,692	127,300
Guess? Inc.	14,502	609,954
Hanesbrands Inc.(a)	21,597	616,594
Iconix Brand Group Inc.(a)	16,322	394,992
Jones Group Inc. (The)	19,572	212,356
K-Swiss Inc. Class A(a)(b)	5,861	62,303
Liz Claiborne Inc.(a)(b)	21,171	113,265
Maidenform Brands Inc.(a)(b)	5,236	144,828
Nike Inc. Class B	80,037	7,201,729
Oxford Industries Inc.	2,869	96,858
Perry Ellis International Inc.(a)(b)	2,898	73,175
Phillips-Van Heusen Corp.	13,371	875,399
Polo Ralph Lauren Corp.	14,102	1,870,066
Quiksilver Inc.(a)(b)	29,038	136,479
R.G. Barry Corp.	1,901	21,443
SKECHERS U.S.A. Inc. Class A(a)	8,382	121,371
Steven Madden Ltd.(a)(b)	8,467	317,597
Timberland Co. Class A(a)	8,893	382,132
True Religion Apparel Inc.(a)	5,771	167,821
Unifi Inc.(a)(b)	3,121	43,070
VF Corp.	19,514	2,118,440
Warnaco Group Inc. (The)(a)	9,851	514,715
Weyco Group Inc.	1,604	39,458
Wolverine World Wide Inc.	11,107	463,717

		22,758,841
AUTO MANUFACTURERS—0.68%
Force Protection Inc.(a)	15,896	78,923
Ford Motor Co.(a)	835,244	11,518,015
General Motors Co.(a)	170,408	5,173,587
Navistar International Corp.(a)	16,198	914,539
Oshkosh Corp.(a)	20,387	590,000
PACCAR Inc.	81,937	4,186,161

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Tesla Motors Inc.(a)(b)	11,446	333,422
Wabash National Corp.(a)(b)	15,329	143,633

		22,938,280
AUTO PARTS & EQUIPMENT—0.55%
Accuride Corp.(a)	9,056	114,377
American Axle & Manufacturing Holdings Inc.(a)	14,947	170,097
Amerigon Inc.(a)(b)	4,979	86,535
Autoliv Inc.	20,033	1,571,589
BorgWarner Inc.(a)	24,574	1,985,333
Commercial Vehicle Group Inc.(a)(b)	6,445	91,455
Cooper Tire & Rubber Co.	13,894	274,962
Dana Holding Corp.(a)(b)	32,729	598,941
Dorman Products Inc.(a)	2,422	95,863
Douglas Dynamics Inc.	4,172	65,876
Exide Technologies Inc.(a)	17,319	132,317
Federal-Mogul Corp. Class A(a)	4,381	100,018
Fuel Systems Solutions Inc.(a)(b)	3,720	92,814
Goodyear Tire & Rubber Co. (The)(a)	54,638	916,279
Johnson Controls Inc.	152,104	6,336,653
Lear Corp.	23,633	1,263,893
Meritor Inc.(a)	21,140	339,086
Miller Industries Inc.	2,646	49,454
Modine Manufacturing Co.(a)(b)	10,412	160,032
Motorcar Parts of America Inc.(a)	2,699	40,512
Spartan Motors Inc.	7,465	40,311
Standard Motor Products Inc.	4,401	67,027
Superior Industries International Inc.	5,237	115,790
Tenneco Inc.(a)(b)	13,532	596,355
Titan International Inc.	9,415	228,408
Tower International Inc.(a)	1,486	26,287
TRW Automotive Holdings Corp.(a)	22,881	1,350,665
Visteon Corp.(a)	11,427	781,721
WABCO Holdings Inc.(a)	15,179	1,048,262

		18,740,912
BANKS—3.93%
1st Source Corp.	3,405	70,620
1st United Bancorp Inc.(a)	6,092	37,892
Alliance Financial Corp.	1,059	32,331
Ameris Bancorp(a)	5,316	47,153
Ames National Corp.	1,854	33,669
Arrow Financial Corp.	2,207	54,005
Associated Banc-Corp	38,791	539,195
BancFirst Corp.	1,507	58,170
Banco Latinoamericano de Comercio Exterior SA Class E	6,224	107,800
Bancorp Inc. (The)(a)	6,552	68,468
Bancorp Rhode Island Inc.	832	37,706
BancorpSouth Inc.	18,685	231,881
Bank Mutual Corp.	10,292	37,772
Bank of America Corp.	2,271,356	24,894,062
Bank of Hawaii Corp.	10,680	496,834
Bank of Kentucky Financial Corp.	1,294	28,817
Bank of Marin Bancorp	1,187	41,984
Bank of New York Mellon Corp. (The)	278,373	7,131,916
Bank of the Ozarks Inc.	3,145	163,729
Banner Corp.	3,696	64,680
BB&T Corp.	156,147	4,190,985
BOK Financial Corp.	5,731	313,887
Boston Private Financial Holdings Inc.	17,230	113,373
Bridge Bancorp Inc.(b)	1,509	32,112

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Bridge Capital Holdings(a)	2,043	22,636
Bryn Mawr Bank Corp.	1,890	38,272
Camden National Corp.	1,718	56,368
Capital Bank Corp.(a)	3,133	10,934
Capital City Bank Group Inc.	2,556	26,225
CapitalSource Inc.	72,332	466,541
Cardinal Financial Corp.	6,479	70,945
Cascade Bancorp(a)(b)	1,347	13,605
Cathay General Bancorp	17,602	288,497
Center Bancorp Inc.(b)	2,703	28,219
Center Financial Corp.(a)	7,973	50,629
CenterState Banks Inc.	6,723	46,523
Central Pacific Financial Corp.(a)	3,267	45,738
Century Bancorp Inc. Class A	772	20,427
Chemical Financial Corp.	6,141	115,205
Citizens & Northern Corp.	2,724	41,051
City Holding Co.	3,410	112,632
City National Corp.	10,423	565,448
CNB Financial Corp.(b)	2,748	38,170
CoBiz Financial Inc.	7,283	47,631
Columbia Banking System Inc.	8,833	152,104
Comerica Inc.	39,719	1,373,086
Commerce Bancshares Inc.	16,549	711,607
Community Bank System Inc.	8,236	204,170
Community Trust Bancorp Inc.	3,103	86,015
Cullen/Frost Bankers Inc.	11,927	678,050
CVB Financial Corp.	19,984	184,852
Eagle Bancorp Inc.(a)(b)	3,747	49,835
East West Bancorp Inc.	33,283	672,649
Encore Bancshares Inc.(a)(b)	1,887	22,682
Enterprise Bancorp Inc.	1,308	19,712
Enterprise Financial Services Corp.	3,557	48,126
F.N.B. Corp.	28,399	293,930
Fifth Third Bancorp	206,031	2,626,895
Financial Institutions Inc.	3,099	50,886
First Bancorp (North Carolina)	3,380	34,611
First Bancorp Inc. (Maine)	1,960	29,126
First Busey Corp.	17,246	91,231
First Citizens BancShares Inc. Class A	1,212	226,911
First Commonwealth Financial Corp.	23,483	134,792
First Community Bancshares Inc.	3,555	49,770
First Financial Bancorp	13,034	217,537
First Financial Bankshares Inc.(b)	7,033	242,287
First Financial Corp.	2,494	81,654
First Horizon National Corp.	58,932	562,211
First Interstate BancSystem Inc.	3,527	51,988
First Merchants Corp.	5,744	51,351
First Midwest Bancorp Inc.	16,686	205,071
First of Long Island Corp. (The)	1,708	47,636
First Republic Bank San Francisco(a)	16,435	530,522
FirstMerit Corp.	24,452	403,703
Franklin Financial Corp.(a)	3,112	37,531
Fulton Financial Corp.	44,592	477,580
German American Bancorp Inc.	2,815	46,673
Glacier Bancorp Inc.	16,096	216,974
Great Southern Bancorp Inc.	2,277	43,149
Hampton Roads Bankshares Inc.(a)(b)	2,201	21,790
Hancock Holding Co.	11,077	343,165
Hanmi Financial Corp.(a)(b)	33,854	36,224
Heartland Financial USA Inc.(b)	2,975	43,286
Heritage Commerce Corp.(a)	4,663	23,828

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Heritage Financial Corp.	3,501	45,268
Home Bancshares Inc.	5,019	118,649
Hudson Valley Holding Corp.	3,178	61,367
Huntington Bancshares Inc.	194,063	1,273,053
IBERIABANK Corp.	6,051	348,780
Independent Bank Corp. (Massachusetts)	4,801	126,026
International Bancshares Corp.(b)	11,864	198,485
KeyCorp	213,438	1,777,939
Lakeland Bancorp Inc.	4,853	48,433
Lakeland Financial Corp.	3,623	80,648
M&T Bank Corp.	28,144	2,475,265
MainSource Financial Group Inc.	4,504	37,383
Marshall & Ilsley Corp.	118,744	946,390
MB Financial Inc.	12,178	234,305
Merchants Bancshares Inc.	1,073	26,256
Metro Bancorp Inc.(a)	3,105	35,459
MidSouth Bancorp Inc.(b)	1,711	23,321
Nara Bancorp Inc.(a)	8,505	69,146
National Bankshares Inc.(b)	1,554	38,912
National Penn Bancshares Inc.	27,682	219,518
NBT Bancorp Inc.	7,709	170,600
Northern Trust Corp.	48,707	2,238,574
Northfield Bancorp Inc.	3,810	53,569
Old National Bancorp	21,193	228,884
OmniAmerican Bancorp Inc.(a)	2,648	39,641
Oriental Financial Group Inc.	10,133	130,614
Orrstown Financial Services Inc.	1,556	40,938
Pacific Capital Bancorp(a)	920	29,247
Pacific Continental Corp.	4,126	37,753
PacWest Bancorp	6,770	139,259
Park National Corp.	2,887	190,138
Park Sterling Corp.(a)	6,410	31,794
Penns Woods Bancorp Inc.(b)	858	29,481
Peoples Bancorp Inc.	2,351	26,496
Pinnacle Financial Partners Inc.(a)(b)	7,640	118,878
PNC Financial Services Group Inc. (The)(c)	117,976	7,032,549
Popular Inc.(a)	229,072	632,239
PrivateBancorp Inc.	13,438	185,444
Prosperity Bancshares Inc.	10,490	459,672
Regions Financial Corp.	282,051	1,748,716
Renasant Corp.	5,612	81,318
Republic Bancorp Inc. Class A	2,234	44,457
S&T Bancorp Inc.(b)	6,275	116,652
S.Y. Bancorp Inc.	2,695	62,659
Sandy Spring Bancorp Inc.	5,387	96,912
SCBT Financial Corp.	3,130	89,768
Seacoast Banking Corp. of Florida(a)	16,219	24,329
Sierra Bancorp(b)	2,660	30,111
Signature Bank(a)	9,256	529,443
Simmons First National Corp. Class A	3,883	99,638
Southside Bancshares Inc.	3,676	72,969
Southwest Bancorp Inc.(a)	4,349	42,577
State Bancorp Inc.	3,387	45,183
State Bank Financial Corp.(a)	7,071	115,752
State Street Corp.	113,007	5,095,486
Stellar One Corp.	5,143	62,282
Sterling Bancorp	6,920	65,671
Sterling Bancshares Inc.	22,865	186,578
Sterling Financial Corp.(a)	6,002	96,452
Suffolk Bancorp	2,178	30,405
Sun Bancorp Inc. (New Jersey)(a)	8,417	30,722
SunTrust Banks Inc.	120,379	3,105,778

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Susquehanna Bancshares Inc.	29,086	232,688
SVB Financial Group(a)	9,595	572,917
Synovus Financial Corp.	168,633	350,757
Taylor Capital Group Inc.(a)(b)	2,430	19,829
TCF Financial Corp.	35,594	491,197
Texas Capital Bancshares Inc.(a)(b)	8,332	215,216
Tompkins Financial Corp.	1,818	71,338
Tower Bancorp Inc.	2,358	64,609
TowneBank(b)	5,445	72,854
TriCo Bancshares	3,134	45,756
TrustCo Bank Corp. NY	17,311	84,824
Trustmark Corp.	14,323	335,301
U.S. Bancorp	431,894	11,017,616
UMB Financial Corp.	7,159	299,819
Umpqua Holdings Corp.	25,656	296,840
Union First Market Bankshares Corp.	4,530	55,175
United Bankshares Inc.	8,668	212,193
United Community Banks Inc.(a)	4,009	42,335
Univest Corp. of Pennsylvania	3,750	58,612
Valley National Bancorp	38,016	517,398
Virginia Commerce Bancorp Inc.(a)(b)	5,240	30,968
Walker & Dunlop Inc.(a)	2,402	31,947
Washington Banking Co.	3,431	45,358
Washington Trust Bancorp Inc.	3,192	73,320
Webster Financial Corp.	16,124	338,926
Wells Fargo & Co.	1,102,577	30,938,311
WesBanco Inc.	5,171	101,662
West Bancorporation Inc.	3,481	30,668
West Coast Bancorp(a)	3,733	62,565
Westamerica Bancorporation	6,467	318,500
Western Alliance Bancorporation(a)	15,515	110,156
Wilshire Bancorp Inc.(a)	12,716	37,385
Wintrust Financial Corp.	7,823	251,744
Zions Bancorporation	41,137	987,699

		132,650,651
BEVERAGES—1.99%
Boston Beer Co. Inc. (The) Class A(a)(b)	1,836	164,506
Brown-Forman Corp. Class B NVS	23,008	1,718,467
Coca-Cola Bottling Co. Consolidated	1,022	69,148
Coca-Cola Co. (The)	442,846	29,799,107
Coca-Cola Enterprises Inc.	72,926	2,127,981
Constellation Brands Inc. Class A(a)	40,669	846,729
Craft Brewers Alliance Inc.(a)	2,332	20,078
Dr Pepper Snapple Group Inc.	49,665	2,082,453
Farmer Bros. Co.	1,515	15,362
Green Mountain Coffee Roasters Inc.(a)	27,553	2,459,381
Hansen Natural Corp.(a)	15,729	1,273,263
Molson Coors Brewing Co. Class B NVS	30,151	1,348,956
National Beverage Corp.	2,504	36,684
Peet’s Coffee & Tea Inc.(a)(b)	2,865	165,310
PepsiCo Inc.	354,313	24,954,265
Primo Water Corp.(a)(b)	2,763	39,760

		67,121,450

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

BIOTECHNOLOGY—1.28%
Acorda Therapeutics Inc.(a)	8,828	285,233
Aegerion Pharmaceuticals Inc.(a)	1,727	27,200
Affymax Inc.(a)(b)	7,916	54,383
Affymetrix Inc.(a)(b)	15,784	125,167
Alexion Pharmaceuticals Inc.(a)	41,251	1,940,035
AMAG Pharmaceuticals Inc.(a)	4,740	89,112
Amgen Inc.(a)	208,418	12,161,190
Arena Pharmaceuticals Inc.(a)(b)	32,648	44,401
ARIAD Pharmaceuticals Inc.(a)(b)	29,543	334,722
ArQule Inc.(a)	11,946	74,663
AVEO Pharmaceuticals Inc.(a)	5,959	122,815
Bio-Rad Laboratories Inc. Class A(a)	4,429	528,645
BioCryst Pharmaceuticals Inc.(a)(b)	6,473	24,727
Biogen Idec Inc.(a)	54,176	5,792,498
BioMimetic Therapeutics Inc.(a)	4,296	21,996
BioSante Pharmaceuticals Inc.(a)(b)	20,954	57,624
Biotime Inc.(a)(b)	5,521	28,323
Cambrex Corp.(a)(b)	6,587	30,432
Celgene Corp.(a)	103,755	6,258,502
Cell Therapeutics Inc.(a)(b)	37,501	59,064
Celldex Therapeutics Inc.(a)(b)	9,880	35,074
Charles River Laboratories International Inc.(a)	11,565	470,117
Cleveland Biolabs Inc.(a)(b)	5,269	17,967
Complete Genomics Inc.(a)	2,225	33,998
CryoLife Inc.(a)(b)	6,248	34,989
Curis Inc.(a)(b)	17,071	61,114
Cytori Therapeutics Inc.(a)(b)	10,841	51,928
Enzo Biochem Inc.(a)	8,563	36,393
Enzon Pharmaceuticals Inc.(a)(b)	9,269	93,153
Exact Sciences Corp.(a)(b)	11,689	100,525
Exelixis Inc.(a)(b)	28,614	256,381
Genomic Health Inc.(a)(b)	3,801	106,086
Geron Corp.(a)(b)	28,869	115,765
GTx Inc.(a)	4,042	19,361
Halozyme Therapeutics Inc.(a)	18,365	126,902
Harvard Bioscience Inc.(a)	5,152	27,460
Human Genome Sciences Inc.(a)	42,642	1,046,435
Illumina Inc.(a)(b)	27,622	2,075,793
ImmunoGen Inc.(a)(b)	16,815	204,975
Immunomedics Inc.(a)(b)	14,715	59,890
Incyte Corp.(a)(b)	19,794	374,898
Inhibitex Inc.(a)(b)	14,230	55,782
Insmed Inc.(a)	5,561	66,676
Integra LifeSciences Holdings Corp.(a)(b)	4,661	222,842
InterMune Inc.(a)	10,956	392,773
Lexicon Pharmaceuticals Inc.(a)(b)	38,164	67,169
Life Technologies Corp.(a)	40,105	2,088,267
Ligand Pharmaceuticals Inc. Class B(a)(b)	4,393	52,496
Maxygen Inc.	6,760	36,977
Micromet Inc.(a)(b)	20,484	117,578
Momenta Pharmaceuticals Inc.(a)(b)	10,321	200,847
Myriad Genetics Inc.(a)(b)	19,192	435,850
Nektar Therapeutics(a)	25,530	185,603
Novavax Inc.(a)(b)	21,498	43,426
Nymox Pharmaceutical Corp.(a)(b)	4,342	36,256
OncoGenex Pharmaceutical Inc.(a)	2,179	37,108
Oncothyreon Inc.(a)(b)	9,310	85,559
Optimer Pharmaceuticals Inc.(a)(b)	10,371	123,311
Orexigen Therapeutics Inc.(a)(b)	7,122	11,324

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Pacific Biosciences of California Inc.(a)(b)	7,592	88,826
PDL BioPharma Inc.	31,263	183,514
Peregrine Pharmaceuticals Inc.(a)(b)	15,195	28,263
PharmAthene Inc.(a)	7,975	23,447
QIAGEN NV(a)	52,574	999,957
Regeneron Pharmaceuticals Inc.(a)	16,312	925,054
RTI Biologics Inc.(a)(b)	12,339	33,439
Sangamo BioSciences Inc.(a)(b)	11,712	68,984
Savient Pharmaceuticals Inc.(a)(b)	15,902	119,106
Seattle Genetics Inc.(a)(b)	21,589	443,006
Sequenom Inc.(a)(b)	22,169	167,376
Sunesis Pharmaceuticals Inc.(a)(b)	6,361	13,295
SuperGen Inc.(a)	12,622	37,614
Transcept Pharmaceuticals Inc.(a)(b)	1,152	12,614
Trius Therapeutics Inc.(a)	1,428	11,310
Vertex Pharmaceuticals Inc.(a)	46,204	2,402,146
Vical Inc.(a)(b)	16,051	66,130
ZIOPHARM Oncology Inc.(a)(b)	13,091	80,117

		43,373,978
BUILDING MATERIALS—0.16%
AAON Inc.(b)	4,205	91,837
Apogee Enterprises Inc.	6,289	80,562
Armstrong World Industries Inc.	4,715	214,815
Broadwind Energy Inc.(a)(b)	23,886	34,635
Builders FirstSource Inc.(a)(b)	10,179	21,885
Comfort Systems USA Inc.	8,485	90,026
Drew Industries Inc.	4,277	105,727
Eagle Materials Inc.	9,960	277,585
Interline Brands Inc.(a)(b)	7,468	137,187
Lennox International Inc.	11,935	514,041
LSI Industries Inc.	4,358	34,603
Martin Marietta Materials Inc.	10,203	815,934
Masco Corp.	80,572	969,281
NCI Building Systems Inc.(a)(b)	4,416	50,298
Owens Corning(a)	28,070	1,048,415
Quanex Building Products Corp.	8,483	139,036
Simpson Manufacturing Co. Inc.	9,309	278,060
Texas Industries Inc.	5,098	212,230
Trex Co. Inc.(a)(b)	3,482	85,239
Universal Forest Products Inc.	4,368	104,657
USG Corp.(a)(b)	15,984	229,211

		5,535,264
CHEMICALS—2.23%
A. Schulman Inc.	6,905	173,937
Aceto Corp.	5,958	39,978
Air Products and Chemicals Inc.	47,510	4,541,006
Airgas Inc.	17,646	1,235,926
Albemarle Corp.	20,596	1,425,243
American Vanguard Corp.	5,000	64,850
Arch Chemicals Inc.	5,117	176,230
Ashland Inc.	17,794	1,149,848
Balchem Corp.	6,462	282,906
Cabot Corp.	14,673	585,013
Celanese Corp. Series A	35,061	1,869,102
CF Industries Holdings Inc.	16,036	2,271,820
Chase Corp.	1,436	24,067
Chemtura Corp.(a)	21,548	392,174
Codexis Inc.(a)	5,489	52,859
Cytec Industries Inc.	11,013	629,833

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Dow Chemical Co. (The)	263,526	9,486,936
E.I. du Pont de Nemours and Co.	208,181	11,252,183
Eastman Chemical Co.	15,962	1,629,241
Ecolab Inc.	52,019	2,932,831
Ferro Corp.(a)(b)	19,364	260,252
FMC Corp.	16,118	1,386,470
Georgia Gulf Corp.(a)	7,603	183,536
H.B. Fuller Co.	11,062	270,134
Hawkins Inc.(b)	1,941	70,303
Huntsman Corp.	43,182	813,981
Innophos Holdings Inc.	4,860	237,168
Innospec Inc.(a)	5,303	178,234
International Flavors & Fragrances Inc.	18,070	1,160,817
Intrepid Potash Inc.(a)(b)	11,714	380,705
KMG Chemicals Inc.	1,606	27,045
Kraton Performance Polymers Inc.(a)	7,134	279,439
Kronos Worldwide Inc.	4,879	153,445
Landec Corp.(a)(b)	5,906	38,980
Lubrizol Corp.	14,428	1,937,248
LyondellBasell Industries NV Class A	70,211	2,704,528
Minerals Technologies Inc.	4,091	271,192
Mosaic Co. (The)	61,782	4,184,495
NewMarket Corp.	2,013	343,639
NL Industries Inc.	1,494	27,430
Olin Corp.	17,835	404,141
OM Group Inc.(a)	6,937	281,920
OMNOVA Solutions Inc.(a)	10,089	70,219
PolyOne Corp.	20,905	323,400
PPG Industries Inc.	35,465	3,219,867
Praxair Inc.	68,013	7,371,929
Quaker Chemical Corp.	2,862	123,095
Rockwood Holdings Inc.(a)	15,321	847,098
RPM International Inc.	29,188	671,908
Sensient Technologies Corp.	11,202	415,258
Sherwin-Williams Co. (The)	20,150	1,689,981
Sigma-Aldrich Corp.	27,338	2,006,062
Solutia Inc.(a)	27,366	625,313
Spartech Corp.(a)(b)	6,907	42,064
Stepan Co.	1,812	128,471
TPC Group Inc.(a)	2,964	116,248
Valspar Corp. (The)	21,467	774,100
W.R. Grace & Co.(a)	16,432	749,792
Westlake Chemical Corp.	4,467	231,837
Zep Inc.	4,913	92,856
Zoltek Companies Inc.(a)(b)	6,214	65,433

		75,376,016
COAL—0.35%
Alpha Natural Resources Inc.(a)	50,824	2,309,443
Arch Coal Inc.	36,779	980,528
Cloud Peak Energy Inc.(a)	13,641	290,553
CONSOL Energy Inc.	50,833	2,464,384
Hallador Energy Co.(b)	999	9,580
James River Coal Co.(a)(b)	7,946	165,436
L&L Energy Inc.(a)(b)	4,991	25,604
Patriot Coal Corp.(a)	20,431	454,794
Peabody Energy Corp.	60,699	3,575,778

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Walter Energy Inc.	13,983	1,619,231
Westmoreland Coal Co.(a)	2,218	39,370

		11,934,701
COMMERCIAL SERVICES—2.00%
Aaron’s Inc.	17,906	506,024
ABM Industries Inc.	11,867	276,976
Accretive Health Inc.(a)(b)	8,959	257,930
Advance America Cash Advance Centers Inc.	12,324	84,912
Advisory Board Co. (The)(a)(b)	3,545	205,185
Albany Molecular Research Inc.(a)(b)	4,927	23,699
Alliance Data Systems Corp.(a)(b)	11,415	1,073,809
American Public Education Inc.(a)	4,005	178,262
AMN Healthcare Services Inc.(a)	8,830	73,466
Apollo Group Inc. Class A(a)	27,123	1,184,733
Arbitron Inc.	6,071	250,914
Avis Budget Group Inc.(a)	23,500	401,615
Barrett Business Services Inc.	1,703	24,387
Booz Allen Hamilton Holding Corp.(a)	5,208	99,525
Bridgepoint Education Inc.(a)(b)	4,001	100,025
Capella Education Co.(a)	3,518	147,228
Cardtronics Inc.(a)	9,635	225,941
Career Education Corp.(a)	13,804	291,955
Cass Information Systems Inc.	1,883	71,102
CBIZ Inc.(a)(b)	8,817	64,893
CDI Corp.	2,843	37,783
Cenveo Inc.(a)(b)	12,319	78,842
Chemed Corp.	4,765	312,203
Coinstar Inc.(a)(b)	7,015	382,598
Compass Diversified Holdings	9,039	149,053
Consolidated Graphics Inc.(a)(b)	2,009	110,394
Convergys Corp.(a)(b)	23,548	321,195
CoreLogic Inc.(a)	21,688	362,406
Corinthian Colleges Inc.(a)(b)	17,435	74,273
Corporate Executive Board Co. (The)	7,724	337,153
Corrections Corp. of America(a)	24,011	519,838
CorVel Corp.(a)	1,390	65,191
CoStar Group Inc.(a)(b)	5,663	335,703
CRA International Inc.(a)(b)	2,429	65,802
Cross Country Healthcare Inc.(a)(b)	6,213	47,219
Deluxe Corp.	11,518	284,610
DeVry Inc.	15,394	910,247
Dollar Financial Corp.(a)	9,721	210,460
Dollar Thrifty Automotive Group Inc.(a)	6,478	477,688
Education Management Corp.(a)(b)	8,609	206,099
Electro Rent Corp.	4,203	71,955
Equifax Inc.	27,540	956,189
Essex Rental Corp.(a)	3,827	25,220
Euronet Worldwide Inc.(a)(b)	11,456	176,537
ExamWorks Group Inc.(a)	6,053	153,686
ExlService Holdings Inc.(a)(b)	3,615	83,506
Exponent Inc.(a)(b)	3,139	136,578
FleetCor Technologies Inc.(a)	3,317	98,316
Forrester Research Inc.	3,295	108,603
Franklin Covey Co.(a)	2,990	28,943
FTI Consulting Inc.(a)(b)	9,411	357,053
Gartner Inc.(a)(b)	21,771	877,154
Genpact Ltd.(a)	28,210	486,340
GEO Group Inc. (The)(a)	14,519	334,373
Global Cash Access Inc.(a)	11,592	36,863

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Grand Canyon Education Inc.(a)	6,420	91,036
Great Lakes Dredge & Dock Corp.	13,158	73,422
Green Dot Corp. Class A(a)	4,950	168,201
H&E Equipment Services Inc.(a)	6,379	89,242
H&R Block Inc.	68,642	1,101,018
Hackett Group Inc. (The)(a)(b)	6,812	34,673
Healthcare Services Group Inc.	14,850	241,312
HealthSpring Inc.(a)	15,166	699,304
Heartland Payment Systems Inc.	8,625	177,675
Heidrick & Struggles International Inc.	3,984	90,198
Hertz Global Holdings Inc.(a)	54,716	868,890
Hill International Inc.(a)(b)	5,613	32,331
Hillenbrand Inc.	14,026	331,715
HMS Holdings Corp.(a)(b)	6,320	485,818
Hudson Highland Group Inc.(a)(b)	7,341	39,274
Huron Consulting Group Inc.(a)(b)	4,970	150,144
ICF International Inc.(a)(b)	4,399	111,647
Insperity Inc.	5,127	151,810
Intersections Inc.	2,053	37,365
Iron Mountain Inc.	40,496	1,380,509
ITT Educational Services Inc.(a)(b)	6,278	491,191
K12 Inc.(a)	5,819	192,842
KAR Auction Services Inc.(a)	6,452	122,007
Kelly Services Inc. Class A(a)(b)	5,965	98,422
Kendle International Inc.(a)	3,358	50,639
Kenexa Corp.(a)(b)	5,911	141,746
Kforce Inc.(a)(b)	7,544	98,675
Korn/Ferry International(a)(b)	10,515	231,225
Landauer Inc.	2,104	129,585
Lender Processing Services Inc.	19,332	404,232
Lincoln Educational Services Corp.	5,054	86,676
Live Nation Entertainment Inc.(a)	31,582	362,245
Mac-Gray Corp.	2,660	41,097
Manpower Inc.	18,495	992,257
MasterCard Inc. Class A	24,043	7,245,118
MAXIMUS Inc.	3,888	321,654
McGrath RentCorp	5,435	152,615
McKesson Corp.	56,519	4,727,814
Medifast Inc.(a)(b)	3,088	73,278
Michael Baker Corp.(a)(b)	1,869	39,473
Monro Muffler Brake Inc.	6,823	254,430
Monster Worldwide Inc.(a)	28,942	424,290
Moody’s Corp.	44,753	1,716,277
Morningstar Inc.	5,452	331,373
Multi-Color Corp.	2,552	63,009
National American University Holdings Inc.	1,979	18,622
National Research Corp.	404	14,758
Navigant Consulting Inc.(a)(b)	11,547	121,128
Odyssey Marine Exploration Inc.(a)	15,058	47,131
On Assignment Inc.(a)(b)	8,276	81,353
PAREXEL International Corp.(a)(b)	13,171	310,309
Pharmaceutical Product Development Inc.	22,375	600,545
PHH Corp.(a)	12,592	258,388
Pre-Paid Legal Services Inc.(a)(b)	1,644	109,310
PRGX Global Inc.(a)	4,370	31,245
Providence Service Corp. (The)(a)(b)	2,897	36,647
Quad Graphics Inc.	5,652	219,637
Quanta Services Inc.(a)	48,266	974,973
R.R. Donnelley & Sons Co.	46,443	910,747

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Rent-A-Center Inc.	14,242	435,235
Resources Connection Inc.	10,372	124,879
Robert Half International Inc.	32,865	888,341
Rollins Inc.	14,224	289,885
RPX Corp.(a)	2,144	60,096
RSC Holdings Inc.(a)	15,164	181,361
Rural/Metro Corp.(a)(b)	4,069	70,150
Saba Software Inc.(a)	6,329	57,151
SAIC Inc.(a)	64,865	1,091,029
Senomyx Inc.(a)(b)	8,852	45,499
Service Corp. International	53,448	624,273
ServiceSource International Inc.(a)	2,240	49,773
SFN Group Inc.(a)(b)	11,344	103,117
Sotheby’s	15,120	657,720
Standard Parking Corp.(a)(b)	3,540	56,534
Steiner Leisure Ltd.(a)	3,364	153,667
Stewart Enterprises Inc. Class A	17,635	128,735
Strayer Education Inc.(b)	2,738	346,056
SuccessFactors Inc.(a)	17,687	519,998
Swisher Hygiene Inc.(a)(b)	18,933	106,593
Team Health Holdings Inc.(a)(b)	5,966	134,295
Team Inc.(a)	4,356	105,110
TeleTech Holdings Inc.(a)	5,679	119,713
TMS International Corp.(a)	2,878	37,558
TNS Inc.(a)(b)	5,702	94,653
Towers Watson & Co. Class A	12,830	843,059
Transcend Services Inc.(a)	1,976	58,075
TrueBlue Inc.(a)(b)	9,920	143,642
United Rentals Inc.(a)	13,984	355,194
Universal Technical Institute Inc.	4,793	94,758
Valassis Communications Inc.(a)(b)	10,997	333,209
Verisk Analytics Inc. Class A(a)	26,623	921,688
Viad Corp.	4,556	101,553
VirnetX Holding Corp.(a)(b)	9,113	263,730
Visa Inc. Class A	117,235	9,878,221
VistaPrint NV(a)	9,622	460,413
Weight Watchers International Inc.	6,492	489,951
Western Union Co.	141,768	2,839,613
Wright Express Corp.(a)(b)	8,642	449,989
Zipcar Inc.(a)	2,295	46,841

		67,406,558
COMPUTERS—5.76%
3D Systems Corp.(a)(b)	9,380	184,880
Accenture PLC Class A	144,738	8,745,070
Agilysys Inc.(a)	4,006	33,410
Apple Inc.(a)	207,278	69,577,006
Brocade Communications Systems Inc.(a)	105,725	682,983
CACI International Inc. Class A(a)(b)	6,740	425,159
Cadence Design Systems Inc.(a)	60,193	635,638
CIBER Inc.(a)	14,313	79,437
Cognizant Technology Solutions Corp. Class A(a)	68,210	5,002,521
Computer Sciences Corp.	34,847	1,322,792
Computer Task Group Inc.(a)	3,383	44,554
Cray Inc.(a)(b)	8,102	51,853
Dell Inc.(a)	367,409	6,124,708
Diebold Inc.	14,611	453,087
Digimarc Corp.(a)	1,406	49,252

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Dot Hill Systems Corp.(a)	12,645	35,912
DST Systems Inc.	7,859	414,955
Dynamics Research Corp.(a)	1,998	27,253
Echelon Corp.(a)(b)	7,855	71,402
Electronics For Imaging Inc.(a)(b)	10,444	179,846
EMC Corp.(a)	461,230	12,706,886
FactSet Research Systems Inc.	10,376	1,061,672
Fortinet Inc.(a)	26,828	732,136
Furmanite Corp.(a)(b)	8,272	65,680
Hewlett-Packard Co.	485,061	17,656,220
iGATE Corp.	6,922	112,967
IHS Inc. Class A(a)	11,057	922,375
Imation Corp.(a)(b)	6,724	63,475
Immersion Corp.(a)	6,380	54,421
Insight Enterprises Inc.(a)(b)	10,452	185,105
Integral Systems Inc.(a)	3,517	42,802
International Business Machines Corp.	271,495	46,574,967
Jack Henry & Associates Inc.	19,316	579,673
Keyw Holding Corp. (The)(a)(b)	4,126	51,121
Lexmark International Inc. Class A(a)	17,733	518,868
Limelight Networks Inc.(a)	15,188	69,257
LivePerson Inc.(a)(b)	11,789	166,696
Magma Design Automation Inc.(a)	14,949	119,443
Manhattan Associates Inc.(a)(b)	4,868	167,654
Maxwell Technologies Inc.(a)(b)	6,252	101,220
Mentor Graphics Corp.(a)	21,547	276,017
Mercury Computer Systems Inc.(a)(b)	6,755	126,183
MICROS Systems Inc.(a)	18,150	902,236
MTS Systems Corp.	3,490	145,987
NCI Inc. Class A(a)(b)	1,493	33,921
NCR Corp.(a)	35,498	670,557
Ness Technologies Inc.(a)	7,522	56,942
NetApp Inc.(a)	82,481	4,353,347
NetScout Systems Inc.(a)(b)	8,360	174,640
OCZ Technology Group Inc.(a)	11,495	91,960
Quantum Corp.(a)	50,442	166,459
Radiant Systems Inc.(a)	9,004	188,184
RadiSys Corp.(a)	4,346	31,682
RealD Inc.(a)	8,701	203,516
Rimage Corp.	2,121	28,485
Riverbed Technology Inc.(a)	34,492	1,365,538
SanDisk Corp.(a)	53,480	2,219,420
Sigma Designs Inc.(a)	7,114	54,351
Silicon Graphics International Corp.(a)(b)	6,934	119,265
SMART Modular Technologies (WWH) Inc.(a)	14,575	133,507
Spansion Inc. Class A(a)	11,258	216,942
SRA International Inc. Class A(a)	10,175	314,611
STEC Inc.(a)(b)	9,198	156,458
Stratasys Inc.(a)(b)	4,734	159,536
Stream Global Services Inc.(a)(b)	2,046	6,752
Super Micro Computer Inc.(a)(b)	6,010	96,701
Sykes Enterprises Inc.(a)(b)	9,367	201,672
Synaptics Inc.(a)(b)	7,666	197,323
Synopsys Inc.(a)	32,831	844,085
Syntel Inc.	3,447	203,787
Teradata Corp.(a)	37,862	2,279,292
Tyler Technologies Inc.(a)	7,167	191,932

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Unisys Corp.(a)	9,628	247,440
Virtusa Corp.(a)	3,384	64,127
Wave Systems Corp. Class A(a)(b)	18,545	52,297
Western Digital Corp.(a)	52,154	1,897,363
Xyratex Ltd.(a)	6,922	71,020

		194,637,891
COSMETICS & PERSONAL CARE—1.63%
Avon Products Inc.	96,460	2,700,880
Colgate-Palmolive Co.	109,600	9,580,136
Elizabeth Arden Inc.(a)(b)	5,466	158,678
Estee Lauder Companies Inc. (The) Class A	25,306	2,661,938
Inter Parfums Inc.	3,601	82,931
Procter & Gamble Co. (The)	625,668	39,773,715
Revlon Inc. Class A(a)(b)	2,430	40,824

		54,999,102
DISTRIBUTION & WHOLESALE—0.34%
Beacon Roofing Supply Inc.(a)(b)	10,288	234,772
Brightpoint Inc.(a)	15,263	123,783
Central European Distribution Corp.(a)(b)	16,274	182,269
Chindex International Inc.(a)(b)	2,542	34,622
Core-Mark Holding Co. Inc.(a)	2,549	90,999
Fastenal Co.(b)	66,148	2,380,666
Genuine Parts Co.	35,301	1,920,374
Houston Wire & Cable Co.	3,979	61,873
Ingram Micro Inc. Class A(a)(b)	36,035	653,675
LKQ Corp.(a)	32,646	851,734
MWI Veterinary Supply Inc.(a)	2,806	226,641
Owens & Minor Inc.	14,269	492,138
Pool Corp.	10,785	321,501
Rentrak Corp.(a)	2,123	37,662
ScanSource Inc.(a)(b)	6,043	226,492
Tech Data Corp.(a)	10,419	509,385
United Stationers Inc.	10,295	364,752
W.W. Grainger Inc.	12,778	1,963,340
Watsco Inc.	6,290	427,657
WESCO International Inc.(a)	9,641	521,482

		11,625,817
DIVERSIFIED FINANCIAL SERVICES—4.65%
Affiliated Managers Group Inc.(a)	11,706	1,187,574
Air Lease Corp.(a)	7,781	189,000
American Express Co.	235,521	12,176,436
Ameriprise Financial Inc.	54,329	3,133,697
Artio Global Investors Inc. Class A	6,999	79,089
BGC Partners Inc. Class A	16,918	130,776
BlackRock Inc.(c)	20,605	3,952,245
Calamos Asset Management Inc. Class A	4,255	61,783
California First National Bancorp	459	7,032
Capital One Financial Corp.	102,939	5,318,858
CBOE Holdings Inc.	11,795	290,157
Charles Schwab Corp. (The)	225,105	3,702,977
CIFC Deerfield Corp.(a)	2,651	18,159
CIT Group Inc.(a)	44,999	1,991,656
Citigroup Inc.	651,399	27,124,254
CME Group Inc.	15,039	4,385,222
Cohen & Steers Inc.	3,980	131,937
Cowen Group Inc. Class A(a)(b)	14,968	56,280

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Credit Acceptance Corp.(a)(b)	1,497	126,452
Diamond Hill Investment Group Inc.(b)	577	46,904
Discover Financial Services	122,316	3,271,953
Doral Financial Corp.(a)	28,484	55,829
Duff & Phelps Corp. Class A	6,797	87,205
E*TRADE Financial Corp.(a)	56,150	774,870
Eaton Vance Corp.	26,578	803,453
Edelman Financial Group Inc.	4,530	35,742
Encore Capital Group Inc.(a)	3,607	110,807
Epoch Holding Corp.	3,305	58,994
Evercore Partners Inc. Class A	4,400	146,608
FBR & Co.(a)	11,305	38,437
Federal Agricultural Mortgage Corp. Class C NVS	2,206	48,797
Federated Investors Inc. Class B(b)	20,230	482,283
Financial Engines Inc.(a)	8,571	222,160
First Marblehead Corp. (The)(a)(b)	12,336	21,835
Franklin Resources Inc.	32,481	4,264,430
FXCM Inc.(b)	3,880	38,490
GAIN Capital Holdings Inc.(a)(b)	1,669	11,366
GAMCO Investors Inc. Class A	1,522	70,453
GFI Group Inc.	15,818	72,605
Gleacher & Co. Inc.(a)	17,539	35,780
Goldman Sachs Group Inc. (The)	116,053	15,445,494
Greenhill & Co. Inc.(b)	6,643	357,526
Higher One Holdings Inc.(a)(b)	6,848	129,564
Imperial Holdings Inc.(a)	3,949	40,122
Interactive Brokers Group Inc. Class A	8,177	127,970
IntercontinentalExchange Inc.(a)	16,494	2,056,967
INTL FCStone Inc.(a)	2,965	71,783
Invesco Ltd.	103,650	2,425,410
Investment Technology Group Inc.(a)(b)	9,234	129,461
Janus Capital Group Inc.	41,672	393,384
Jefferies Group Inc.	30,213	616,345
JMP Group Inc.	3,391	23,839
JPMorgan Chase & Co.	890,704	36,465,422
KBW Inc.	8,081	151,115
Knight Capital Group Inc. Class A(a)	22,458	247,487
Ladenburg Thalmann Financial Services Inc.(a)(b)	23,821	32,873
Lazard Ltd. Class A	24,819	920,785
Legg Mason Inc.	33,455	1,095,986
LPL Investment Holdings Inc.(a)	7,674	262,527
MarketAxess Holdings Inc.	6,427	161,061
Marlin Business Services Corp.(a)	1,930	24,414
MF Global Holdings Ltd.(a)(b)	36,667	283,803
Morgan Stanley	346,269	7,967,650
NASDAQ OMX Group Inc. (The)(a)	27,673	700,127
National Financial Partners Corp.(a)(b)	9,869	113,888
Nelnet Inc. Class A	5,774	127,374
Netspend Holdings Inc.(a)(b)	6,656	66,560
NewStar Financial Inc.(a)	6,104	65,191
Nicholas Financial Inc.(a)	2,180	25,898
NYSE Euronext Inc.	58,750	2,013,362
Ocwen Financial Corp.(a)	16,675	212,773
Oppenheimer Holdings Inc. Class A	2,311	65,193
optionsXpress Holdings Inc.	9,517	158,744
Piper Jaffray Companies Inc.(a)	3,536	101,872
Portfolio Recovery Associates Inc.(a)(b)	3,823	324,152
Pzena Investment Management Inc. Class A	1,948	11,065

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Raymond James Financial Inc.	22,793	732,795
SeaCube Container Leasing Ltd.(b)	2,474	42,503
SLM Corp.	118,342	1,989,329
Stifel Financial Corp.(a)	12,021	431,073
Student Loan Corp. (The) Escrow(a)(d)	889	2,222
SWS Group Inc.	6,527	39,097
T. Rowe Price Group Inc.	58,236	3,513,960
TD Ameritrade Holding Corp.	48,969	955,385
Teton Advisors Inc. Class B(a)(d)	32	536
Virtus Investment Partners Inc.(a)	1,223	74,236
Waddell & Reed Financial Inc. Class A	19,327	702,536
Westwood Holdings Group Inc.	1,399	53,302
World Acceptance Corp.(a)(b)	3,543	232,314

		156,949,060
ELECTRIC—2.97%
AES Corp. (The)(a)	147,428	1,878,233
ALLETE Inc.	7,133	292,738
Alliant Energy Corp.	24,953	1,014,589
Ameren Corp.	54,156	1,561,859
Ameresco Inc. Class A(a)	3,957	56,110
American Electric Power Co. Inc.	108,022	4,070,269
Atlantic Power Corp.(a)	15,337	233,429
Avista Corp.	12,896	331,298
Black Hills Corp.	8,816	265,273
Calpine Corp.(a)	78,856	1,271,947
CenterPoint Energy Inc.	95,473	1,847,403
Central Vermont Public Service Corp.	3,003	108,559
CH Energy Group Inc.	3,477	185,185
Cleco Corp.	13,647	475,598
CMS Energy Corp.	56,744	1,117,289
Consolidated Edison Inc.	65,600	3,492,544
Constellation Energy Group Inc.	41,819	1,587,449
Dominion Resources Inc.	129,091	6,231,223
DPL Inc.	26,173	789,378
DTE Energy Co.	38,010	1,901,260
Duke Energy Corp.	298,464	5,620,077
Dynegy Inc.(a)	23,042	142,630
Edison International	73,059	2,831,036
El Paso Electric Co.	9,423	304,363
Empire District Electric Co. (The)(b)	9,350	180,081
EnerNOC Inc.(a)(b)	5,203	81,895
Entergy Corp.	39,908	2,724,918
Exelon Corp.	148,492	6,361,397
FirstEnergy Corp.	93,765	4,139,725
GenOn Energy Inc.(a)	172,661	666,472
Great Plains Energy Inc.	30,428	630,773
Hawaiian Electric Industries Inc.	21,333	513,272
IDACORP Inc.	11,092	438,134
Integrys Energy Group Inc.	17,526	908,548
ITC Holdings Corp.	11,418	819,470
MDU Resources Group Inc.	42,256	950,760
MGE Energy Inc.	5,172	209,621
NextEra Energy Inc.	94,598	5,435,601
Northeast Utilities	39,716	1,396,812
NorthWestern Corp.	8,119	268,820
NRG Energy Inc.(a)	54,185	1,331,867
NSTAR	23,292	1,070,966
NV Energy Inc.	52,784	810,234

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

OGE Energy Corp.	22,018	1,107,946
Ormat Technologies Inc.	4,019	88,458
Otter Tail Corp.	8,065	170,172
Pepco Holdings Inc.	50,524	991,786
PG&E Corp.	89,227	3,750,211
Pike Electric Corp.(a)(b)	3,635	32,133
Pinnacle West Capital Corp.	24,517	1,092,968
PNM Resources Inc.	19,400	324,756
Portland General Electric Co.	16,860	426,221
PPL Corp.	129,406	3,601,369
Progress Energy Inc.	66,045	3,170,821
Public Service Enterprise Group Inc.	113,428	3,702,290
SCANA Corp.	25,909	1,020,037
Southern Co.	190,348	7,686,252
TECO Energy Inc.	48,098	908,571
UIL Holdings Corp.	11,301	365,587
UniSource Energy Corp.	8,217	306,741
Unitil Corp.	2,447	64,356
Westar Energy Inc.	25,445	684,725
Wisconsin Energy Corp.	52,484	1,645,373
Xcel Energy Inc.	108,565	2,638,130

		100,328,008
ELECTRICAL COMPONENTS & EQUIPMENT—0.53%
A123 Systems Inc.(a)(b)	19,759	105,118
Active Power Inc.(a)	17,903	43,862
Advanced Energy Industries Inc.(a)	9,744	144,114
American Superconductor Corp.(a)	9,999	90,391
AMETEK Inc.	36,107	1,621,204
Belden Inc.	10,598	369,446
Capstone Turbine Corp.(a)(b)	55,055	84,234
Coleman Cable Inc.(a)	1,871	27,485
Emerson Electric Co.	168,506	9,478,463
Encore Wire Corp.	4,153	100,586
Energizer Holdings Inc.(a)	15,664	1,133,447
EnerSys Inc.(a)(b)	11,237	386,778
Generac Holdings Inc.(a)	5,584	108,330
General Cable Corp.(a)	11,678	497,249
GrafTech International Ltd.(a)	28,688	581,506
Graham Corp.	2,198	44,839
Greatbatch Inc.(a)(b)	5,214	139,839
Hubbell Inc. Class B	13,487	875,981
Insteel Industries Inc.	3,946	49,483
Littelfuse Inc.	5,087	298,709
Molex Inc.	30,235	779,156
Powell Industries Inc.(a)(b)	1,970	71,905
Power-One Inc.(a)(b)	15,238	123,428
PowerSecure International Inc.(a)(b)	4,215	30,432
SatCon Technology Corp.(a)(b)	20,062	47,948
SunPower Corp. Class A(a)(b)	22,159	428,333
Universal Display Corp.(a)(b)	8,608	302,055
Valence Technology Inc.(a)	15,091	17,807
Vicor Corp.	4,383	70,873

		18,053,001

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

ELECTRONICS—0.95%
Agilent Technologies Inc.(a)	78,030	3,988,113
American Science and Engineering Inc.	2,028	162,240
Amphenol Corp. Class A	39,520	2,133,685
Analogic Corp.	2,805	147,515
Arrow Electronics Inc.(a)	25,847	1,072,650
Avnet Inc.(a)	34,356	1,095,269
AVX Corp.	10,781	164,302
Badger Meter Inc.	3,370	124,656
Bel Fuse Inc. Class B	2,355	51,080
Benchmark Electronics Inc.(a)(b)	13,589	224,218
Brady Corp. Class A	10,623	340,573
Checkpoint Systems Inc.(a)(b)	8,976	160,491
Coherent Inc.(a)	5,613	310,231
CTS Corp.	7,683	74,295
Cubic Corp.	3,535	180,250
Cymer Inc.(a)(b)	6,830	338,153
Daktronics Inc.	7,747	83,590
DDi Corp.	3,377	32,217
Dolby Laboratories Inc. Class A(a)(b)	11,886	504,680
Electro Scientific Industries Inc.(a)(b)	5,055	97,561
FARO Technologies Inc.(a)(b)	3,654	160,045
FEI Co.(a)(b)	8,658	330,649
FLIR Systems Inc.	35,895	1,210,020
Fluidigm Corp.(a)	1,430	23,981
Garmin Ltd.(b)	24,053	794,471
Gentex Corp.	31,940	965,546
Identive Group Inc.(a)(b)	8,658	20,087
II-VI Inc.(a)(b)	11,753	300,877
Itron Inc.(a)	9,089	437,726
Jabil Circuit Inc.	43,088	870,378
Kemet Corp.(a)	9,884	141,242
L-1 Identity Solutions Inc.(a)(b)	16,661	195,767
LeCroy Corp.(a)	3,667	44,151
Measurement Specialties Inc.(a)(b)	3,348	119,524
Methode Electronics Inc.	8,270	96,015
Mettler-Toledo International Inc.(a)	7,221	1,217,966
Multi-Fineline Electronix Inc.(a)	2,018	43,609
National Instruments Corp.	20,324	603,420
NVE Corp.(a)(b)	1,066	62,308
OSI Systems Inc.(a)(b)	4,264	183,352
OYO Geospace Corp.(a)	970	97,000
Park Electrochemical Corp.	4,634	129,520
PerkinElmer Inc.	25,240	679,208
Plexus Corp.(a)(b)	8,420	293,100
Pulse Electronics Corp.	9,324	41,212
Rofin-Sinar Technologies Inc.(a)(b)	6,361	217,228
Rogers Corp.(a)(b)	3,572	165,026
Sanmina-SCI Corp.(a)	18,017	186,116
SRS Labs Inc.(a)(b)	2,697	25,864
Stoneridge Inc.(a)(b)	5,920	87,261
Taser International Inc.(a)(b)	13,568	61,734
Thermo Fisher Scientific Inc.(a)	85,924	5,532,646
Thomas & Betts Corp.(a)	11,735	631,930
Trimble Navigation Ltd.(a)	27,577	1,093,152
TTM Technologies Inc.(a)	11,633	186,361
Viasystems Group Inc.(a)(b)	641	14,416

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Vishay Intertechnology Inc.(a)	34,038	511,932
Vishay Precision Group Inc.(a)	2,750	46,420
Waters Corp.(a)	20,563	1,968,702
Watts Water Technologies Inc. Class A	6,735	238,486
Woodward Inc.	13,760	479,674
X-Rite Inc.(a)(b)	5,905	29,348
Zagg Inc.(a)	4,467	59,858
Zygo Corp.(a)(b)	3,556	47,010

		31,930,107
ENERGY - ALTERNATE SOURCES—0.10%
Amyris Inc.(a)(b)	3,951	110,984
Clean Energy Fuels Corp.(a)(b)	11,092	145,860
Covanta Holding Corp.	27,095	446,796
Ener1 Inc.(a)(b)	16,359	17,995
First Solar Inc.(a)(b)	13,371	1,768,582
FuelCell Energy Inc.(a)(b)	27,808	36,428
FutureFuel Corp.	4,180	50,620
Gevo Inc.(a)	1,335	21,000
Green Plains Renewable Energy Inc.(a)(b)	4,633	49,990
GT Solar International Inc.(a)(b)	28,174	456,419
Headwaters Inc.(a)	13,610	42,599
Solazyme Inc.(a)	2,456	56,414
Syntroleum Corp.(a)(b)	16,542	24,317

		3,228,004
ENGINEERING & CONSTRUCTION—0.31%
AECOM Technology Corp.(a)(b)	26,673	729,240
Argan Inc.(a)(b)	1,762	17,867
Chicago Bridge & Iron Co. NV	22,352	869,493
Dycom Industries Inc.(a)	7,878	128,726
EMCOR Group Inc.(a)(b)	14,965	438,624
Fluor Corp.	39,088	2,527,430
Granite Construction Inc.	8,646	212,086
Insituform Technologies Inc. Class A(a)(b)	8,833	185,228
Jacobs Engineering Group Inc.(a)	28,500	1,232,625
KBR Inc.	34,058	1,283,646
Layne Christensen Co.(a)(b)	4,393	133,284
McDermott International Inc.(a)	52,759	1,045,156
Mistras Group Inc.(a)	3,295	53,379
MYR Group Inc.(a)	4,502	105,347
Orion Marine Group Inc.(a)	6,043	56,865
Shaw Group Inc. (The)(a)(b)	16,159	488,163
Sterling Construction Co. Inc.(a)(b)	3,681	50,687
Tutor Perini Corp.	6,979	133,857
URS Corp.(a)	17,602	787,513
VSE Corp.	924	23,008

		10,502,224
ENTERTAINMENT—0.17%
Ascent Media Corp. Class A(a)	3,224	170,775
Bally Technologies Inc.(a)(b)	9,656	392,806
Churchill Downs Inc.	2,808	126,585
Cinemark Holdings Inc.	20,795	430,664
DreamWorks Animation SKG Inc. Class A(a)(b)	15,981	321,218
International Game Technology	67,419	1,185,226
International Speedway Corp. Class A	6,593	187,307
Isle of Capri Casinos Inc.(a)	4,564	40,391
Lions Gate Entertainment Corp.(a)(b)	10,089	66,789
Madison Square Garden Inc. Class A(a)	13,485	371,242

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

National CineMedia Inc.	12,335	208,585
Penn National Gaming Inc.(a)	15,190	612,765
Pinnacle Entertainment Inc.(a)(b)	13,855	206,440
Regal Entertainment Group Class A	18,123	223,819
Scientific Games Corp. Class A(a)	13,019	134,616
Shuffle Master Inc.(a)	12,090	113,102
Six Flags Entertainment Corp.	9,257	346,675
Speedway Motorsports Inc.	2,641	37,449
Steinway Musical Instruments Inc.(a)(b)	1,478	37,970
Vail Resorts Inc.	8,054	372,256
Warner Music Group Corp.(a)(b)	12,930	106,285

		5,692,965
ENVIRONMENTAL CONTROL—0.35%
Calgon Carbon Corp.(a)	12,639	214,863
Casella Waste Systems Inc. Class A(a)	5,669	34,581
Clean Harbors Inc.(a)(b)	5,241	541,133
Darling International Inc.(a)(b)	26,187	463,510
Energy Recovery Inc.(a)(b)	10,243	33,495
EnergySolutions Inc.	17,860	88,228
Fuel Tech Inc.(a)(b)	4,084	27,077
Heritage-Crystal Clean Inc.(a)	1,057	20,273
Met-Pro Corp.	3,282	37,349
Metalico Inc.(a)(b)	8,985	53,012
Mine Safety Appliances Co.	6,076	226,878
Nalco Holding Co.	31,042	863,278
Rentech Inc.(a)(b)	49,881	52,874
Republic Services Inc.	71,966	2,220,151
Stericycle Inc.(a)	19,276	1,717,877
Tetra Tech Inc.(a)(b)	13,949	313,852
TRC Companies Inc.(a)	3,970	24,813
US Ecology Inc.	4,100	70,110
Waste Connections Inc.	25,421	806,608
Waste Management Inc.	106,321	3,962,584
WCA Waste Corp.(a)(b)	3,762	21,669

		11,794,215
FOOD—1.77%
Arden Group Inc. Class A	251	23,097
B&G Foods Inc. Class A	10,724	221,129
Cal-Maine Foods Inc.(b)	3,175	101,473
Calavo Growers Inc.	2,648	55,767
Campbell Soup Co.	39,855	1,376,990
Chiquita Brands International Inc.(a)	10,165	132,348
ConAgra Foods Inc.	91,717	2,367,216
Corn Products International Inc.	17,101	945,343
Dean Foods Co.(a)	40,996	503,021
Diamond Foods Inc.(b)	4,930	376,356
Dole Food Co. Inc.(a)(b)	8,024	108,485
Flowers Foods Inc.	25,212	555,673
Fresh Del Monte Produce Inc.(b)	8,174	218,001
Fresh Market Inc. (The)(a)(b)	6,290	243,297
General Mills Inc.	143,124	5,327,075
H.J. Heinz Co.	72,158	3,844,578
Hain Celestial Group Inc.(a)(b)	8,010	267,214
Hershey Co. (The)	34,106	1,938,926
Hormel Foods Corp.	30,717	915,674
Imperial Sugar Co.	2,738	54,760
Ingles Markets Inc. Class A	2,817	46,621
J&J Snack Foods Corp.	3,201	159,570

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

J.M. Smucker Co. (The)	26,033	1,989,963
Kellogg Co.	55,169	3,051,949
Kraft Foods Inc. Class A	370,412	13,049,615
Kroger Co. (The)	135,986	3,372,453
Lifeway Foods Inc.(a)(b)	1,024	11,448
M&F Worldwide Corp.(a)(b)	2,373	61,318
McCormick & Co. Inc. NVS	29,754	1,474,906
Nash-Finch Co.	2,708	96,973
Pilgrim’s Pride Corp.(a)(b)	11,325	61,268
Ralcorp Holdings Inc.(a)	12,385	1,072,293
Ruddick Corp.	10,998	478,853
Safeway Inc.	79,469	1,857,191
Sanderson Farms Inc.(b)	4,957	236,845
Sara Lee Corp.	131,217	2,491,811
Seaboard Corp.	69	166,842
Seneca Foods Corp. Class A(a)	2,063	52,772
Smart Balance Inc.(a)	13,318	68,987
Smithfield Foods Inc.(a)	37,166	812,820
Snyders-Lance Inc.	10,568	228,586
Spartan Stores Inc.	5,055	98,724
SUPERVALU Inc.	47,483	446,815
Sysco Corp.	130,824	4,079,092
Tootsie Roll Industries Inc.(b)	5,319	155,634
TreeHouse Foods Inc.(a)(b)	7,942	433,713
Tyson Foods Inc. Class A	67,618	1,313,142
United Natural Foods Inc.(a)(b)	10,823	461,817
Village Super Market Inc. Class A	1,400	38,794
Weis Markets Inc.	2,463	100,318
Whole Foods Market Inc.	34,692	2,201,207
Winn-Dixie Stores Inc.(a)(b)	12,495	105,583

		59,854,346
FOREST PRODUCTS & PAPER—0.42%
Boise Inc.	23,333	181,764
Buckeye Technologies Inc.	8,923	240,743
Clearwater Paper Corp.(a)	2,578	176,026
Deltic Timber Corp.	2,417	129,769
Domtar Corp.	9,183	869,814
International Paper Co.	98,036	2,923,434
KapStone Paper and Packaging Corp.(a)	8,741	144,838
Louisiana-Pacific Corp.(a)(b)	29,578	240,765
MeadWestvaco Corp.	38,137	1,270,343
Neenah Paper Inc.	3,340	71,075
P.H. Glatfelter Co.	10,303	158,460
Plum Creek Timber Co. Inc.(b)	36,373	1,474,561
Potlatch Corp.(b)	8,988	317,007
Rayonier Inc.	18,235	1,191,657
Rock-Tenn Co. Class A	15,578	1,033,445
Schweitzer-Mauduit International Inc.	3,930	220,669
Temple-Inland Inc.	24,236	720,779
Verso Paper Corp.(a)	3,291	8,820
Wausau Paper Corp.	11,006	74,180
Weyerhaeuser Co.	120,789	2,640,448
Xerium Technologies Inc.(a)(b)	2,464	45,707

		14,134,304

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

GAS—0.40%
AGL Resources Inc.	17,309	704,649
Atmos Energy Corp.	20,219	672,282
Chesapeake Utilities Corp.	2,141	85,704
Energen Corp.	16,131	911,402
Laclede Group Inc. (The)	5,016	189,755
National Fuel Gas Co.	18,581	1,352,697
New Jersey Resources Corp.	9,260	413,089
Nicor Inc.	10,073	551,396
NiSource Inc.	62,835	1,272,409
Northwest Natural Gas Co.	5,969	269,381
Piedmont Natural Gas Co.	16,067	486,187
Sempra Energy	53,690	2,839,127
South Jersey Industries Inc.	6,705	364,149
Southern Union Co.	28,038	1,125,726
Southwest Gas Corp.	10,261	396,177
UGI Corp.	24,985	796,772
Vectren Corp.	18,284	509,392
WGL Holdings Inc.	11,460	441,095

		13,381,389
HAND & MACHINE TOOLS—0.17%
Franklin Electric Co. Inc.	5,205	244,375
Kennametal Inc.	18,303	772,570
Lincoln Electric Holdings Inc.	18,876	676,704
Regal Beloit Corp.	8,645	577,227
Snap-on Inc.	13,022	813,614
Stanley Black & Decker Inc.	37,695	2,715,925

		5,800,415
HEALTH CARE - PRODUCTS—3.36%
Abaxis Inc.(a)	5,040	137,340
ABIOMED Inc.(a)	7,085	114,777
Accuray Inc.(a)	15,303	122,577
Alere Inc.(a)	19,132	700,614
Align Technology Inc.(a)	13,722	312,862
Alphatec Holdings Inc.(a)(b)	12,066	41,990
AngioDynamics Inc.(a)(b)	5,594	79,603
Arthrocare Corp.(a)	6,111	204,535
AtriCure Inc.(a)	3,147	40,596
Atrion Corp.	349	69,032
Bacterin International Holdings Inc.(a)	4,995	14,186
Baxter International Inc.	127,864	7,632,202
Becton, Dickinson and Co.	49,050	4,226,638
BG Medicine Inc.(a)	1,718	13,675
BIOLASE Technology Inc.(a)	6,361	32,696
Boston Scientific Corp.(a)	342,746	2,368,375
Bruker Corp.(a)	18,955	385,924
C.R. Bard Inc.	19,222	2,111,729
Caliper Life Sciences Inc.(a)	10,556	85,609
Cantel Medical Corp.	2,943	79,196
CardioNet Inc.(a)(b)	5,449	28,934
Cardiovascular Systems Inc.(a)	2,964	43,156
CareFusion Corp.(a)	50,198	1,363,880
Cepheid Inc.(a)(b)	13,822	478,794
Cerus Corp.(a)(b)	10,658	31,974
Columbia Laboratories Inc.(a)	16,166	49,953
Conceptus Inc.(a)(b)	6,978	81,433

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

CONMED Corp.(a)(b)	6,329	180,250
Cooper Companies Inc. (The)	10,346	819,817
Covidien PLC	111,130	5,915,450
Cyberonics Inc.(a)	6,340	177,203
Cynosure Inc. Class A(a)	2,168	26,233
Delcath Systems Inc.(a)(b)	9,655	49,820
DENTSPLY International Inc.	31,640	1,204,851
DexCom Inc.(a)	15,007	217,451
Edwards Lifesciences Corp.(a)	25,723	2,242,531
Endologix Inc.(a)	10,950	101,835
Exactech Inc.(a)(b)	1,900	34,219
Female Health Co. (The)	4,135	20,675
Gen-Probe Inc.(a)	10,733	742,187
Haemonetics Corp.(a)(b)	5,750	370,128
Hanger Orthopedic Group Inc.(a)(b)	7,499	183,501
Hansen Medical Inc.(a)(b)	10,483	35,747
HeartWare International Inc.(a)(b)	2,687	199,053
Henry Schein Inc.(a)(b)	20,716	1,483,058
Hill-Rom Holdings Inc.	14,141	651,052
Hologic Inc.(a)	58,784	1,185,673
ICU Medical Inc.(a)(b)	2,717	118,733
IDEXX Laboratories Inc.(a)	12,833	995,327
Immucor Inc.(a)(b)	13,531	276,303
Insulet Corp.(a)(b)	10,286	228,041
Intuitive Surgical Inc.(a)	8,804	3,276,056
Invacare Corp.	6,421	213,113
IRIS International Inc.(a)	3,986	39,820
Johnson & Johnson	614,428	40,871,751
Kensey Nash Corp.(a)(b)	1,907	48,114
Kinetic Concepts Inc.(a)	14,300	824,109
Luminex Corp.(a)	8,459	176,793
MAKO Surgical Corp.(a)(b)	7,155	212,718
Masimo Corp.	11,758	348,977
Medical Action Industries Inc.(a)(b)	3,663	29,853
MEDTOX Scientific Inc.	1,695	29,612
Medtronic Inc.	239,905	9,243,540
Merge Healthcare Inc.(a)(b)	11,621	60,429
Meridian Bioscience Inc.	9,188	221,523
Merit Medical Systems Inc.(a)(b)	8,123	145,970
Metabolix Inc.(a)(b)	7,619	54,400
Microvision Inc.(a)(b)	23,525	28,701
Natus Medical Inc.(a)(b)	6,495	98,399
Neoprobe Corp.(a)	19,873	65,978
NuVasive Inc.(a)(b)	8,875	291,810
NxStage Medical Inc.(a)(b)	9,990	207,992
OraSure Technologies Inc.(a)(b)	10,446	89,104
Orthofix International NV(a)(b)	4,043	171,706
Palomar Medical Technologies Inc.(a)	4,254	47,985
Patterson Companies Inc.	23,101	759,792
PSS World Medical Inc.(a)	12,418	347,828
Quidel Corp.(a)(b)	6,371	96,521
ResMed Inc.(a)(b)	34,388	1,064,309
Rockwell Medical Technologies Inc.(a)	3,588	46,070
Sirona Dental Systems Inc.(a)	12,483	662,847
Solta Medical Inc.(a)(b)	13,563	37,434
SonoSite Inc.(a)	3,094	108,816
Spectranetics Corp.(a)(b)	7,465	46,432

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

St. Jude Medical Inc.	73,739	3,515,876
Staar Surgical Co.(a)(b)	7,951	42,140
Stereotaxis Inc.(a)(b)	9,874	34,658
Steris Corp.	13,258	463,765
Stryker Corp.	70,283	4,124,909
SurModics Inc.(a)(b)	3,414	37,895
Symmetry Medical Inc.(a)(b)	8,145	73,061
Synergetics USA Inc.(a)	4,980	27,440
Synovis Life Technologies Inc.(a)(b)	2,565	44,682
TECHNE Corp.	8,311	692,888
Thoratec Corp.(a)	12,803	420,194
Tornier NV(a)	2,361	63,629
Unilife Corp.(a)(b)	12,719	65,884
Uroplasty Inc.(a)	4,620	34,650
Varian Medical Systems Inc.(a)(b)	26,303	1,841,736
Vascular Solutions Inc.(a)	3,788	46,971
Volcano Corp.(a)(b)	11,672	376,889
West Pharmaceutical Services Inc.	7,497	328,069
Wright Medical Group Inc.(a)(b)	8,748	131,220
Young Innovations Inc.	1,259	35,907
Zimmer Holdings Inc.(a)	43,052	2,720,886
Zoll Medical Corp.(a)(b)	4,907	278,031

		113,681,300
HEALTH CARE - SERVICES—1.37%
Aetna Inc.	85,089	3,751,574
Air Methods Corp.(a)	2,535	189,466
Alliance Healthcare Services Inc.(a)(b)	5,474	20,801
Almost Family Inc.(a)	1,839	50,389
Amedisys Inc.(a)(b)	6,599	175,731
American Dental Partners Inc.(a)	3,452	44,738
AMERIGROUP Corp.(a)(b)	9,818	691,874
AmSurg Corp.(a)(b)	6,994	182,753
Assisted Living Concepts Inc. Class A	4,371	73,345
Bio-Reference Laboratories Inc.(a)(b)	5,493	114,804
Brookdale Senior Living Inc.(a)	21,801	528,674
Capital Senior Living Corp.(a)(b)	6,162	57,245
Centene Corp.(a)(b)	11,183	397,332
Community Health Systems Inc.(a)	21,254	545,803
Continucare Corp.(a)	6,637	41,017
Covance Inc.(a)	13,576	806,007
Coventry Health Care Inc.(a)	33,317	1,215,071
DaVita Inc.(a)	21,432	1,856,226
Emeritus Corp.(a)	6,837	145,286
Ensign Group Inc. (The)	3,646	110,802
Five Star Quality Care Inc.(a)	7,092	41,205
Gentiva Health Services Inc.(a)(b)	6,843	142,540
HCA Holdings Inc.(a)	29,816	983,928
Health Management Associates Inc. Class A(a)	56,665	610,849
Health Net Inc.(a)	20,255	649,983
HealthSouth Corp.(a)	21,289	558,836
Healthways Inc.(a)(b)	7,601	115,383
Humana Inc.	37,753	3,040,627
IPC The Hospitalist Co. Inc.(a)(b)	3,656	169,456
Kindred Healthcare Inc.(a)	11,634	249,782
Laboratory Corp. of America Holdings(a)	22,474	2,175,258
LHC Group Inc.(a)(b)	3,530	81,402

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

LifePoint Hospitals Inc.(a)	11,750	459,190
Lincare Holdings Inc.	21,197	620,436
Magellan Health Services Inc.(a)(b)	7,176	392,814
MedCath Corp.(a)	4,496	61,101
MEDNAX Inc.(a)(b)	10,774	777,775
Metropolitan Health Networks Inc.(a)(b)	9,200	44,068
Molina Healthcare Inc.(a)(b)	6,277	170,232
National Healthcare Corp.	2,294	113,714
Neostem Inc.(a)(b)	8,486	12,559
Quest Diagnostics Inc.	35,296	2,085,994
RadNet Inc.(a)	6,824	30,026
Select Medical Holdings Corp.(a)	10,015	88,833
Skilled Healthcare Group Inc. Class A(a)	4,332	40,981
Sun Healthcare Group Inc.(a)	5,620	45,072
Sunrise Senior Living Inc.(a)(b)	12,844	122,403
Tenet Healthcare Corp.(a)	109,566	683,692
Triple-S Management Corp. Class B(a)	4,421	96,068
U.S. Physical Therapy Inc.	2,640	65,287
UnitedHealth Group Inc.	242,868	12,527,131
Universal Health Services Inc. Class B	20,321	1,047,141
WellCare Health Plans Inc.(a)(b)	9,523	489,577
WellPoint Inc.	82,316	6,484,031

		46,276,312
HOLDING COMPANIES - DIVERSIFIED—0.05%
Harbinger Group Inc.(a)	2,021	12,348
Heckmann Corp.(a)(b)	20,675	124,877
Leucadia National Corp.	44,381	1,513,392
Primoris Services Corp.(b)	5,974	77,065

		1,727,682
HOME BUILDERS—0.15%
Beazer Homes USA Inc.(a)(b)	17,051	57,803
Cavco Industries Inc.(a)(b)	1,528	68,760
D.R. Horton Inc.	62,606	721,221
Hovnanian Enterprises Inc. Class A(a)(b)	13,707	33,034
KB Home	17,246	168,666
Lennar Corp. Class A	35,852	650,714
M.D.C. Holdings Inc.	8,395	206,853
M/I Homes Inc.(a)	4,188	51,345
Meritage Homes Corp.(a)	6,252	141,045
NVR Inc.(a)	1,328	963,437
Pulte Group Inc.(a)	76,423	585,400
Ryland Group Inc.	9,935	164,226
Skyline Corp.(b)	1,531	26,792
Standard-Pacific Corp.(a)(b)	23,774	79,643
Thor Industries Inc.	9,899	285,487
Toll Brothers Inc.(a)	32,862	681,558
Winnebago Industries Inc.(a)(b)	6,521	62,993

		4,948,977
HOME FURNISHINGS—0.12%
American Woodmark Corp.(b)	2,095	36,285
Audiovox Corp. Class A(a)(b)	4,041	30,550
DTS Inc.(a)	3,899	158,104
Ethan Allen Interiors Inc.(b)	5,400	114,966
Furniture Brands International Inc.(a)	9,385	38,854
Harman International Industries Inc.	15,640	712,715

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Kimball International Inc. Class B	7,010	45,074
La-Z-Boy Inc.(a)(b)	11,611	114,601
Sealy Corp.(a)(b)	11,067	27,999
Tempur-Pedic International Inc.(a)	15,396	1,044,157
TiVo Inc.(a)(b)	26,678	274,517
Universal Electronics Inc.(a)(b)	3,362	84,924
Whirlpool Corp.	17,125	1,392,605

		4,075,351
HOUSEHOLD PRODUCTS & WARES—0.51%
A.T. Cross Co. Class A(a)(b)	2,147	24,454
ACCO Brands Corp.(a)(b)	12,338	96,853
American Greetings Corp. Class A	9,050	217,562
Avery Dennison Corp.	23,918	923,952
Blyth Inc.	1,159	58,356
Central Garden & Pet Co. Class A(a)(b)	10,596	107,550
Church & Dwight Co. Inc.	32,122	1,302,226
Clorox Co. (The)	29,916	2,017,535
CSS Industries Inc.	1,813	37,946
Ennis Inc.	5,830	101,442
Fortune Brands Inc.	34,590	2,205,804
Fossil Inc.(a)	11,758	1,384,152
Helen of Troy Ltd.(a)(b)	6,906	238,464
Jarden Corp.	20,530	708,490
Kimberly-Clark Corp.	88,073	5,862,139
Oil-Dri Corp. of America	1,112	23,819
Prestige Brands Holdings Inc.(a)(b)	11,251	144,463
Scotts Miracle-Gro Co. (The) Class A	10,168	521,720
Spectrum Brands Holdings Inc.(a)	3,735	119,520
Summer Infant Inc.(a)(b)	2,989	24,271
Tupperware Brands Corp.	13,962	941,737
WD-40 Co.	3,780	147,571

		17,210,026
HOUSEWARES—0.05%
Libbey Inc.(a)	4,437	71,968
Lifetime Brands Inc.	2,072	24,325
National Presto Industries Inc.	1,072	108,797
Newell Rubbermaid Inc.	65,498	1,033,559
Toro Co. (The)	6,945	420,173

		1,658,822
INSURANCE—3.79%
ACE Ltd.	75,646	4,979,020
Aflac Inc.	104,856	4,894,678
Alleghany Corp.(a)	1,481	493,336
Allied World Assurance Co. Holdings Ltd.	8,487	488,681
Allstate Corp. (The)	117,260	3,579,948
Alterra Capital Holdings Ltd.	20,308	452,868
American Equity Investment Life Holding Co.	13,319	169,284
American Financial Group Inc.	17,988	641,992
American International Group Inc.(a)	99,092	2,905,377
American National Insurance Co.	1,539	119,272
American Safety Insurance Holdings Ltd.(a)(b)	2,340	44,788
Amerisafe Inc.(a)	4,119	93,172
AmTrust Financial Services Inc.	5,389	122,761
Aon Corp.	74,111	3,801,894
Arch Capital Group Ltd.(a)	29,693	947,801

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Argo Group International Holdings Ltd.(b)	6,140	182,481
Arthur J. Gallagher & Co.	24,722	705,566
Aspen Insurance Holdings Ltd.	15,846	407,718
Assurant Inc.	21,595	783,251
Assured Guaranty Ltd.	41,210	672,135
Axis Capital Holdings Ltd.	28,963	896,694
Baldwin & Lyons Inc. Class B	1,870	43,328
Berkshire Hathaway Inc. Class B(a)	392,394	30,367,372
Brown & Brown Inc.	26,044	668,289
Chubb Corp. (The)	65,590	4,106,590
CIGNA Corp.	60,666	3,120,052
Cincinnati Financial Corp.	32,732	955,120
Citizens Inc.(a)(b)	8,486	57,875
CNA Financial Corp.	5,967	173,341
CNO Financial Group Inc.(a)	49,627	392,550
Crawford & Co. Class B	5,771	40,801
Delphi Financial Group Inc. Class A	10,805	315,614
Donegal Group Inc. Class A	1,731	22,157
eHealth Inc.(a)(b)	4,790	63,994
EMC Insurance Group Inc.	1,027	19,616
Employers Holdings Inc.	8,461	141,891
Endurance Specialty Holdings Ltd.	9,070	374,863
Enstar Group Ltd.(a)	1,544	161,333
Erie Indemnity Co. Class A	6,188	437,615
Everest Re Group Ltd.	10,278	840,226
FBL Financial Group Inc. Class A	2,867	92,174
Fidelity National Financial Inc. Class A	49,971	786,544
First American Financial Corp.	23,542	368,432
Flagstone Reinsurance Holdings SA	11,730	98,884
Fortegra Financial Corp.(a)	1,340	10,506
FPIC Insurance Group Inc.(a)	1,864	77,692
Genworth Financial Inc. Class A(a)	110,292	1,133,802
Global Indemnity PLC(a)	3,034	67,294
Greenlight Capital Re Ltd. Class A(a)	6,269	164,812
Hallmark Financial Services Inc.(a)	2,700	21,249
Hanover Insurance Group Inc. (The)	10,170	383,511
Harleysville Group Inc.	2,726	84,969
Hartford Financial Services Group Inc. (The)	99,855	2,633,176
HCC Insurance Holdings Inc.	25,447	801,580
Horace Mann Educators Corp.	8,921	139,257
Independence Holding Co.	1,648	17,205
Infinity Property and Casualty Corp.	2,769	151,354
Kansas City Life Insurance Co.	956	29,779
Lincoln National Corp.	70,351	2,004,300
Loews Corp.	71,038	2,989,989
Maiden Holdings Ltd.	11,310	102,921
Markel Corp.(a)	2,193	870,204
Marsh & McLennan Companies Inc.	122,970	3,835,434
MBIA Inc.(a)(b)	33,087	287,526
Meadowbrook Insurance Group Inc.	11,923	118,157
Mercury General Corp.	5,987	236,427
MetLife Inc.	184,119	8,077,301
MGIC Investment Corp.(a)	41,997	249,882
Montpelier Re Holdings Ltd.	13,953	251,154
National Interstate Corp.	1,542	35,312
National Western Life Insurance Co. Class A	497	79,257
Navigators Group Inc. (The)(a)(b)	3,034	142,598

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Old Republic International Corp.	58,023	681,770
OneBeacon Insurance Group Ltd.(b)	4,967	66,508
PartnerRe Ltd.	15,189	1,045,763
Phoenix Companies Inc. (The)(a)	26,087	64,174
Platinum Underwriters Holdings Ltd.	8,343	277,321
PMI Group Inc. (The)(a)	34,095	36,482
Presidential Life Corp.	4,855	50,686
Primerica Inc.	7,610	167,192
Primus Guaranty Ltd.(a)(b)	5,641	29,615
Principal Financial Group Inc.	72,093	2,193,069
ProAssurance Corp.(a)(b)	6,842	478,940
Progressive Corp. (The)	147,038	3,143,672
Protective Life Corp.	19,186	443,772
Prudential Financial Inc.	108,964	6,929,021
Radian Group Inc.	29,791	126,016
Reinsurance Group of America Inc.	16,536	1,006,381
RenaissanceRe Holdings Ltd.	11,584	810,301
RLI Corp.	4,083	252,819
Safety Insurance Group Inc.	2,816	118,385
SeaBright Insurance Holdings Inc.	4,475	44,303
Selective Insurance Group Inc.	12,087	196,655
StanCorp Financial Group Inc.	10,125	427,174
State Auto Financial Corp.	3,277	57,118
Stewart Information Services Corp.	4,073	40,852
Symetra Financial Corp.	15,124	203,115
Torchmark Corp.	17,102	1,096,922
Tower Group Inc.	8,254	196,610
Transatlantic Holdings Inc.	13,978	685,062
Travelers Companies Inc. (The)	93,904	5,482,116
United Fire & Casualty Co.	4,823	83,776
Unitrin Inc.	11,187	331,918
Universal American Corp.	7,220	79,059
Universal Insurance Holdings Inc.	4,197	19,600
Unum Group	69,090	1,760,413
Validus Holdings Ltd.	17,265	534,352
W.R. Berkley Corp.	25,580	829,815
White Mountains Insurance Group Ltd.	1,540	647,046
XL Group PLC	69,494	1,527,478

		128,193,297
INTERNET—2.72%
1-800-FLOWERS.COM Inc.(a)(b)	5,818	18,036
AboveNet Inc.	5,193	365,899
Active Network Inc. (The)(a)	2,749	48,382
Akamai Technologies Inc.(a)	41,955	1,320,324
Amazon.com Inc.(a)	81,474	16,660,618
Ancestry.com Inc.(a)(b)	7,084	293,207
AOL Inc.(a)(b)	23,930	475,250
Archipelago Learning Inc.(a)(b)	2,919	28,781
Ariba Inc.(a)	21,607	744,793
Blue Coat Systems Inc.(a)	9,730	212,698
Blue Nile Inc.(a)(b)	2,871	126,267
Boingo Wireless Inc.(a)	1,293	11,740
BroadSoft Inc.(a)	5,047	192,442
Cogent Communications Group Inc.(a)	10,288	174,999
comScore Inc.(a)	7,130	184,667
Constant Contact Inc.(a)(b)	6,597	167,432
DealerTrack Holdings Inc.(a)	9,204	211,232

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Dice Holdings Inc.(a)	10,842	146,584
Digital River Inc.(a)(b)	8,870	285,259
EarthLink Inc.	24,622	189,466
eBay Inc.(a)	258,369	8,337,568
ePlus Inc.(a)	862	22,791
Equinix Inc.(a)	10,480	1,058,690
eResearchTechnology Inc.(a)(b)	10,982	69,955
Expedia Inc.	43,618	1,264,486
F5 Networks Inc.(a)	18,198	2,006,329
FriendFinder Networks Inc.(a)	1,115	4,527
Global Sources Ltd.(a)	2,550	23,434
Google Inc. Class A(a)	56,411	28,565,402
HealthStream Inc.(a)	3,436	45,596
IAC/InterActiveCorp(a)	18,003	687,175
ICG Group Inc.(a)(b)	8,302	101,533
InfoSpace Inc.(a)(b)	8,291	75,614
interCLICK Inc.(a)	4,584	36,489
Internap Network Services Corp.(a)	11,699	85,988
IntraLinks Holdings Inc.(a)	7,148	123,517
j2 Global Communications Inc.(a)(b)	10,291	290,515
Keynote Systems Inc.	3,125	67,594
KIT Digital Inc.(a)(b)	7,916	94,517
Liberty Media Corp. - Liberty Interactive Group Series A(a)	134,853	2,261,485
LinkedIn Corp.(a)	2,009	180,991
Lionbridge Technologies Inc.(a)	13,783	43,830
Liquidity Services Inc.(a)(b)	4,205	99,280
LoopNet Inc.(a)	3,708	68,153
MediaMind Technologies Inc.(a)	1,766	38,746
ModusLink Global Solutions Inc.	9,806	43,931
Move Inc.(a)(b)	35,524	77,798
Netflix Inc.(a)(b)	11,778	3,093,963
NIC Inc.	14,319	192,734
NutriSystem Inc.	6,031	84,796
OpenTable Inc.(a)(b)	5,267	437,793
Openwave Systems Inc.(a)(b)	19,068	43,666
Orbitz Worldwide Inc.(a)	4,677	11,646
Overstock.com Inc.(a)(b)	2,591	39,435
Perficient Inc.(a)	5,404	55,445
Priceline.com Inc.(a)	11,129	5,697,269
Quepasa Corp.(a)	1,530	11,092
QuinStreet Inc.(a)(b)	6,163	79,996
Rackspace Hosting Inc.(a)	23,061	985,627
ReachLocal Inc.(a)(b)	2,236	46,576
RealNetworks Inc.(a)(b)	18,882	64,199
Responsys Inc.(a)	2,116	37,517
RightNow Technologies Inc.(a)(b)	5,513	178,621
S1 Corp.(a)(b)	11,959	89,453
Safeguard Scientifics Inc.(a)(b)	4,624	87,301
Sapient Corp.(a)	24,451	367,499
Shutterfly Inc.(a)	6,669	382,934
Sourcefire Inc.(a)	6,359	188,989
SPS Commerce Inc.(a)	1,883	33,499
Stamps.com Inc.	2,374	31,669
Support.com Inc.(a)(b)	10,853	52,094
Symantec Corp.(a)	169,409	3,340,745
TechTarget Inc.(a)(b)	3,268	24,739
TeleCommunication Systems Inc.(a)(b)	10,380	50,135

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

TIBCO Software Inc.(a)	37,330	1,083,317
Towerstream Corp.(a)	7,550	37,674
Travelzoo Inc.(a)(b)	1,233	79,701
United Online Inc.	19,834	119,599
US Auto Parts Network Inc.(a)(b)	3,309	25,347
ValueClick Inc.(a)(b)	17,612	292,359
Vasco Data Security International Inc.(a)	6,047	75,285
VeriSign Inc.	37,854	1,266,595
Vocus Inc.(a)(b)	3,946	120,787
Web.com Group Inc.(a)	6,509	80,191
WebMD Health Corp.(a)	13,230	603,023
Websense Inc.(a)(b)	8,936	232,068
XO Group Inc.(a)(b)	7,066	70,307
Yahoo! Inc.(a)	292,120	4,393,485
Zix Corp.(a)(b)	14,854	57,039

		91,880,219
INVESTMENT COMPANIES—0.11%
American Capital Ltd.(a)	78,930	783,775
Apollo Investment Corp.	43,841	447,617
Ares Capital Corp.	45,826	736,424
Arlington Asset Investment Corp. Class A	1,443	45,296
BlackRock Kelso Capital Corp.(b)(c)	16,338	146,552
Capital Southwest Corp.	658	60,714
Fifth Street Finance Corp.	14,925	173,130
Gladstone Capital Corp.(b)	4,713	43,548
Gladstone Investment Corp.	4,943	35,293
Golub Capital BDC Inc.	2,296	34,279
Harris & Harris Group Inc.(a)(b)	6,937	35,587
Hercules Technology Growth Capital Inc.	9,807	103,170
Kohlberg Capital Corp.	4,277	34,002
Main Street Capital Corp.	4,498	85,237
MCG Capital Corp.	17,244	104,843
Medallion Financial Corp.	3,293	32,107
MVC Capital Inc.	5,366	70,992
New Mountain Finance Corp.(a)	1,629	20,688
NGP Capital Resources Co.	4,844	39,721
PennantPark Investment Corp.	10,201	114,353
PennyMac Mortgage Investment Trust(c)	6,210	102,900
Prospect Capital Corp.(b)	21,809	220,489
Solar Capital Ltd.	8,168	201,668
Solar Senior Capital Ltd.	1,735	31,143
THL Credit Inc.	2,068	26,884
TICC Capital Corp.	7,215	69,264
Triangle Capital Corp.	4,157	76,738

		3,876,414
IRON & STEEL—0.35%
AK Steel Holding Corp.	24,676	388,894
Allegheny Technologies Inc.	23,836	1,512,871
Carpenter Technology Corp.	9,856	568,494
Cliffs Natural Resources Inc.	30,421	2,812,421
Gibraltar Industries Inc.(a)(b)	6,805	77,032
Metals USA Holdings Corp.(a)	2,593	38,636
Nucor Corp.	70,868	2,921,179
Olympic Steel Inc.	2,043	56,244
Reliance Steel & Aluminum Co.	16,748	831,538
Schnitzer Steel Industries Inc. Class A	4,953	285,293

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Shiloh Industries Inc.	1,180	12,720
Steel Dynamics Inc.	48,847	793,764
United States Steel Corp.	32,298	1,487,000
Universal Stainless & Alloy Products Inc.(a)(b)	1,591	74,395

		11,860,481
LEISURE TIME—0.28%
Ambassadors Group Inc.	3,965	35,011
Arctic Cat Inc.(a)	2,725	36,597
Black Diamond Inc.(a)	2,958	23,309
Brunswick Corp.	19,923	406,429
Callaway Golf Co.	14,416	89,668
Carnival Corp.	95,601	3,597,466
Harley-Davidson Inc.	53,009	2,171,779
Interval Leisure Group Inc.(a)	9,006	123,292
Johnson Outdoors Inc. Class A(a)(b)	1,078	18,455
Life Time Fitness Inc.(a)(b)	9,464	377,708
Marine Products Corp.(a)(b)	2,288	15,375
Multimedia Games Holding Co. Inc.(a)(b)	6,019	27,386
Polaris Industries Inc.	7,250	805,983
Royal Caribbean Cruises Ltd.(a)	30,355	1,142,562
Town Sports International Holdings Inc.(a)	4,582	34,869
WMS Industries Inc.(a)(b)	12,813	393,615

		9,299,504
LODGING—0.44%
Ameristar Casinos Inc.	7,207	170,878
Boyd Gaming Corp.(a)(b)	12,256	106,627
Choice Hotels International Inc.	6,416	214,038
Gaylord Entertainment Co.(a)	7,973	239,190
Hyatt Hotels Corp. Class A(a)	9,895	403,914
Las Vegas Sands Corp.(a)	87,931	3,711,568
Marcus Corp.	4,567	45,122
Marriott International Inc. Class A	62,398	2,214,505
MGM Resorts International(a)	79,253	1,046,932
Monarch Casino & Resort Inc.(a)	1,990	20,776
Morgans Hotel Group Co.(a)(b)	4,938	35,504
Orient-Express Hotels Ltd. Class A(a)	21,327	229,265
Red Lion Hotels Corp.(a)	3,285	25,952
Starwood Hotels & Resorts Worldwide Inc.	43,749	2,451,694
Wyndham Worldwide Corp.	38,202	1,285,497
Wynn Resorts Ltd.	17,771	2,550,849

		14,752,311
MACHINERY—1.41%
AGCO Corp.(a)	21,329	1,052,799
Alamo Group Inc.	1,497	35,479
Albany International Corp. Class A	6,184	163,196
Altra Holdings Inc.(a)(b)	6,012	144,228
Applied Industrial Technologies Inc.	9,482	337,654
Astec Industries Inc.(a)(b)	4,460	164,931
Babcock & Wilcox Co. (The)(a)	26,308	728,995
Briggs & Stratton Corp.	11,284	224,100
Bucyrus International Inc.	16,991	1,557,395
Cascade Corp.	2,046	97,328
Caterpillar Inc.	144,520	15,385,599
CNH Global NV(a)	5,924	228,963
Cognex Corp.	9,280	328,790
Columbus McKinnon Corp.(a)(b)	4,308	77,372

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Cummins Inc.	44,002	4,553,767
Deere & Co.	94,083	7,757,143
DXP Enterprises Inc.(a)	1,942	49,230
Flow International Corp.(a)(b)	10,594	37,715
Flowserve Corp.	12,546	1,378,680
Gardner Denver Inc.	11,767	989,016
Gerber Scientific Inc.(a)	5,630	62,662
Global Power Equipment Group Inc.(a)	3,525	93,483
Gorman-Rupp Co. (The)	3,405	112,161
Graco Inc.	13,574	687,659
Hurco Companies Inc.(a)	1,445	46,544
IDEX Corp.	18,551	850,563
Intermec Inc.(a)	13,296	146,788
Intevac Inc.(a)(b)	5,111	52,183
iRobot Corp.(a)(b)	5,314	187,531
Joy Global Inc.	23,514	2,239,473
Kadant Inc.(a)(b)	2,751	86,684
Lindsay Corp.(b)	2,808	193,190
Manitowoc Co. Inc. (The)	29,498	496,746
Middleby Corp. (The)(a)	4,195	394,498
NACCO Industries Inc. Class A	1,310	126,834
Nordson Corp.	13,579	744,808
Park-Ohio Holdings Corp.(a)	1,864	39,405
Robbins & Myers Inc.	8,820	466,137
Rockwell Automation Inc.	32,360	2,807,554
Sauer-Danfoss Inc.(a)(b)	2,589	130,460
Tecumseh Products Co. Class A(a)	4,137	42,197
Tennant Co.	4,284	171,060
Terex Corp.(a)	24,531	697,907
Twin Disc Inc.	1,891	73,049
Wabtec Corp.	10,808	710,302
Zebra Technologies Corp. Class A(a)	12,224	515,486

		47,467,744
MACHINERY - DIVERSIFIED—0.01%
Chart Industries Inc.(a)(b)	6,577	355,026

		355,026
MANUFACTURING—3.71%
3M Co.	159,284	15,108,087
A.O. Smith Corp.	8,508	359,888
Actuant Corp. Class A	15,352	411,894
Acuity Brands Inc.	9,688	540,397
American Railcar Industries Inc.(a)	2,183	51,191
Ameron International Corp.	2,041	134,053
AptarGroup Inc.	15,047	787,560
AZZ Inc.	2,804	128,423
Barnes Group Inc.(b)	12,184	302,285
Blount International Inc.(a)(b)	10,889	190,231
Brink’s Co. (The)	10,443	311,515
Carlisle Companies Inc.	13,698	674,353
Ceradyne Inc.(a)(b)	5,576	217,408
CLARCOR Inc.	11,280	533,318
Colfax Corp.(a)(b)	5,496	136,301
Cooper Industries PLC	37,014	2,208,625
Crane Co.	10,905	538,816
Danaher Corp.	123,122	6,524,235
Donaldson Co. Inc.	17,162	1,041,390
Dover Corp.	41,836	2,836,481

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Eastman Kodak Co.(a)(b)	60,214	215,566
Eaton Corp.	76,503	3,936,079
EnPro Industries Inc.(a)(b)	4,622	222,180
ESCO Technologies Inc.	5,954	219,107
Fabrinet(a)(b)	4,563	110,790
Federal Signal Corp.	13,899	91,177
FreightCar America Inc.(a)	2,679	67,886
General Electric Co.	2,377,218	44,834,331
GP Strategies Corp.(a)	3,309	45,201
Griffon Corp.(a)	10,675	107,604
Handy & Harman Ltd.(a)	1,313	20,207
Harsco Corp.	18,052	588,495
Hexcel Corp.(a)(b)	21,921	479,851
Honeywell International Inc.	176,422	10,512,987
Illinois Tool Works Inc.	99,993	5,648,605
Ingersoll-Rand PLC	74,263	3,372,283
ITT Corp.	41,287	2,433,043
Koppers Holdings Inc.	4,607	174,744
Lancaster Colony Corp.	4,189	254,775
Leggett & Platt Inc.	31,985	779,794
LSB Industries Inc.(a)	4,112	176,487
Lydall Inc.(a)	3,841	45,938
Matthews International Corp. Class A	6,607	265,271
Myers Industries Inc.	7,089	72,875
Pall Corp.	26,086	1,466,816
Parker Hannifin Corp.	36,367	3,263,575
Pentair Inc.	22,028	889,050
PMFG Inc.(a)(b)	3,930	78,010
Polypore International Inc.(a)(b)	8,733	592,447
Raven Industries Inc.	4,049	225,570
Roper Industries Inc.	21,522	1,792,783
Smith & Wesson Holding Corp.(a)(b)	13,487	40,461
SPX Corp.	11,410	943,151
Standex International Corp.	2,793	85,661
STR Holdings Inc.(a)(b)	6,763	100,904
Sturm, Ruger & Co. Inc.(b)	4,224	92,717
Teleflex Inc.	9,018	550,639
Textron Inc.	62,135	1,467,007
Tredegar Corp.	5,340	97,989
Trinity Industries Inc.	17,881	623,689
Tyco International Ltd.	105,128	5,196,477

		125,218,673
MEDIA—2.98%
A.H. Belo Corp. Class A	4,175	31,062
Acacia Research Corp.(a)(b)	9,570	351,123
Belo Corp. Class A(a)	20,730	156,097
Cablevision NY Group Class A	48,758	1,765,527
Cambium Learning Group Inc.(a)(b)	3,731	12,573
CBS Corp. Class B NVS	149,944	4,271,905
Central European Media Enterprises Ltd. Class A(a)	8,202	161,990
Charter Communications Inc. Class A(a)	12,963	703,372
Comcast Corp. Class A	618,219	15,665,669
Courier Corp.	2,331	25,758
Crown Media Holdings Inc. Class A(a)(b)	7,806	14,909
Cumulus Media Inc. Class A(a)(b)	4,883	17,091
Demand Media Inc.(a)(b)	1,758	23,821
DG FastChannel Inc.(a)	6,133	196,563
DIRECTV Class A(a)	172,117	8,746,986

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Discovery Communications Inc. Series A(a)	62,466	2,558,607
DISH Network Corp. Class A(a)	44,974	1,379,353
Dolan Co. (The)(a)(b)	6,797	57,571
E.W. Scripps Co. (The) Class A(a)	7,624	73,724
Entercom Communications Corp.(a)	5,410	46,959
Entravision Communications Corp. Class A(a)	11,248	20,809
Fisher Communications Inc.(a)(b)	1,972	58,805
Gannett Co. Inc.	53,807	770,516
Global Traffic Network Inc.(a)	3,200	36,768
Gray Television Inc.(a)(b)	11,101	29,307
John Wiley & Sons Inc. Class A	10,420	541,944
Journal Communications Inc. Class A(a)(b)	9,665	49,968
Liberty Global Inc. Series A(a)	55,023	2,478,236
Liberty Media Corp. - Liberty Capital Group Series A(a)	15,971	1,369,513
Liberty Media Corp. - Starz Series A(a)	11,678	878,653
Lin TV Corp. Class A(a)	6,637	32,322
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	6,089	26,426
McClatchy Co. (The) Class A(a)(b)	12,914	36,288
McGraw-Hill Companies Inc. (The)	68,321	2,863,333
Meredith Corp.(b)	8,137	253,305
New York Times Co. (The) Class A(a)(b)	30,698	267,687
News Corp. Class A NVS	514,627	9,108,898
Nexstar Broadcasting Group Inc.(a)(b)	2,453	20,139
Nielsen Holdings NV(a)	18,034	561,939
Outdoor Channel Holdings Inc.(a)	3,217	22,004
PRIMEDIA Inc.	3,697	26,064
Saga Communications Inc. Class A(a)	807	29,859
Scholastic Corp.	5,946	158,164
Scripps Networks Interactive Inc. Class A	21,066	1,029,706
Sinclair Broadcast Group Inc. Class A	11,285	123,909
Sirius XM Radio Inc.(a)(b)	883,202	1,934,212
Thomson Reuters Corp.	84,339	3,167,773
Time Warner Cable Inc.	75,423	5,886,011
Time Warner Inc.	240,053	8,730,728
Value Line Inc.(b)	298	3,996
Viacom Inc. Class B NVS	131,174	6,689,874
Walt Disney Co. (The)	423,693	16,540,975
Washington Post Co. (The) Class B	1,113	466,291
Westwood One Inc.(a)(b)	1,124	5,800
World Wrestling Entertainment Inc.	6,098	58,114

		100,538,996
METAL FABRICATE & HARDWARE—0.28%
A.M. Castle & Co.(a)(b)	3,736	62,055
Ampco-Pittsburgh Corp.	1,905	44,672
CIRCOR International Inc.	3,862	165,409
Commercial Metals Co.	25,831	370,675
Dynamic Materials Corp.	2,975	66,699
Haynes International Inc.	2,729	169,007
Kaydon Corp.	7,300	272,436
L.B. Foster Co. Class A	2,137	70,329
Lawson Products Inc.	782	15,382
Mueller Industries Inc.	8,472	321,173
Mueller Water Products Inc. Class A	34,798	138,496
NN Inc.(a)	3,756	56,190
Northwest Pipe Co.(a)(b)	2,079	54,179
Omega Flex Inc.(a)(b)	619	8,685
Precision Castparts Corp.	32,163	5,295,638
RBC Bearings Inc.(a)(b)	4,909	185,364

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Sun Hydraulics Corp.	2,996	143,209
Timken Co. (The)	19,567	986,177
TriMas Corp.(a)(b)	5,722	141,619
Valmont Industries Inc.	5,084	490,047
Worthington Industries Inc.	12,864	297,158

		9,354,599
MINING—0.92%
Alcoa Inc.	238,496	3,782,547
Allied Nevada Gold Corp.(a)	19,962	706,056
AMCOL International Corp.	5,449	207,934
Century Aluminum Co.(a)	11,547	180,711
Coeur d’Alene Mines Corp.(a)	20,040	486,170
Compass Minerals International Inc.	7,361	633,561
Freeport-McMoRan Copper & Gold Inc.	212,355	11,233,580
General Moly Inc.(a)(b)	15,051	67,127
Globe Specialty Metals Inc.	14,109	316,324
Gold Resource Corp.	6,353	158,380
Golden Minerals Co.(a)	2,761	49,091
Golden Star Resources Ltd.(a)(b)	57,866	127,305
Hecla Mining Co.(a)	62,480	480,471
Horsehead Holding Corp.(a)(b)	9,770	130,136
Jaguar Mining Inc.(a)(b)	18,881	90,251
Kaiser Aluminum Corp.	3,641	198,871
Materion Corp.(a)(b)	4,563	168,694
Midway Gold Corp.(a)	17,883	35,051
Molycorp Inc.(a)(b)	12,545	765,998
Newmont Mining Corp.	109,036	5,884,673
Noranda Aluminium Holding Corp.(a)	5,085	76,987
Paramount Gold and Silver Corp.(a)	26,215	85,461
Revett Minerals Inc.(a)	5,611	25,306
Royal Gold Inc.	12,157	712,035
RTI International Metals Inc.(a)	6,757	259,266
Southern Copper Corp.	38,209	1,255,930
Stillwater Mining Co.(a)	23,057	507,485
Thompson Creek Metals Co. Inc.(a)(b)	34,182	341,136
Titanium Metals Corp.	19,109	350,077
U.S. Energy Corp.(a)(b)	5,445	23,250
United States Lime & Minerals Inc.(a)(b)	585	23,991
Ur-Energy Inc.(a)	23,159	37,054
Uranerz Energy Corp.(a)(b)	14,449	43,636
Uranium Energy Corp.(a)(b)	15,960	48,838
Uranium Resources Inc.(a)	20,906	34,913
US Gold Corp.(a)(b)	23,596	142,284
USEC Inc.(a)(b)	25,969	86,736
Vista Gold Corp.(a)	15,901	45,000
Vulcan Materials Co.	29,026	1,118,372

		30,920,688
MISCELLANEOUS – MANUFACTURING—0.00%
John Bean Technologies Corp.	6,415	123,938

		123,938
OFFICE & BUSINESS EQUIPMENT—0.12%
Pitney Bowes Inc.	40,968	941,854
Xerox Corp.	314,178	3,270,593

		4,212,447

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

OFFICE FURNISHINGS—0.04%
CompX International Inc.	268	3,532
Herman Miller Inc.	12,821	348,988
HNI Corp.	10,013	251,526
Interface Inc. Class A	11,791	228,392
Knoll Inc.	10,711	214,970
Steelcase Inc. Class A	17,801	202,753

		1,250,161
OIL & GAS—8.64%
Abraxas Petroleum Corp.(a)(b)	18,419	70,545
Alon USA Energy Inc.	2,537	28,592
Anadarko Petroleum Corp.	111,533	8,561,273
Apache Corp.	85,958	10,606,358
Apco Oil and Gas International Inc.(b)	2,038	177,163
Approach Resources Inc.(a)(b)	5,020	113,803
Atlas Energy Inc. Escrow(a)(d)	18,465	1,846
ATP Oil & Gas Corp.(a)(b)	9,966	152,579
Atwood Oceanics Inc.(a)	12,672	559,215
Berry Petroleum Co. Class A	11,539	613,067
Bill Barrett Corp.(a)	10,558	489,363
BPZ Resources Inc.(a)(b)	22,851	74,951
Brigham Exploration Co.(a)	26,201	784,196
Cabot Oil & Gas Corp.	23,470	1,556,296
Callon Petroleum Co.(a)	8,751	61,432
CAMAC Energy Inc.(a)(b)	13,124	17,455
Carrizo Oil & Gas Inc.(a)	8,712	363,726
Cheniere Energy Inc.(a)(b)	15,695	143,766
Chesapeake Energy Corp.	147,449	4,377,761
Chevron Corp.	450,598	46,339,498
Cimarex Energy Co.	19,212	1,727,543
Clayton Williams Energy Inc.(a)(b)	1,325	79,566
Cobalt International Energy Inc.(a)	26,490	361,059
Comstock Resources Inc.(a)	10,663	306,988
Concho Resources Inc.(a)	23,194	2,130,369
ConocoPhillips	316,847	23,823,726
Contango Oil & Gas Co.(a)(b)	2,729	159,483
Continental Resources Inc.(a)	9,373	608,401
Crimson Exploration Inc.(a)	4,888	17,352
Crosstex Energy Inc.	9,089	108,159
CVR Energy Inc.(a)	19,647	483,709
Delek US Holdings Inc.	3,183	49,973
Denbury Resources Inc.(a)	90,214	1,804,280
Devon Energy Corp.	94,823	7,473,001
Diamond Offshore Drilling Inc.	15,475	1,089,595
Endeavour International Corp.(a)(b)	8,313	125,277
Energy Partners Ltd.(a)	6,493	96,161
Energy XXI (Bermuda) Ltd.(a)	16,857	559,990
EOG Resources Inc.	60,183	6,292,133
EQT Corp.	30,164	1,584,213
Evolution Petroleum Corp.(a)(b)	3,593	25,510
EXCO Resources Inc.	33,351	588,645
Exxon Mobil Corp.	1,104,173	89,857,599
Forest Oil Corp.(a)	25,433	679,315
Frontier Oil Corp.	23,890	771,886
FX Energy Inc.(a)(b)	11,711	102,823
Gastar Exploration Ltd.(a)	12,989	44,552
GeoResources Inc.(a)(b)	4,487	100,913

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

GMX Resources Inc.(a)(b)	13,424	59,737
Goodrich Petroleum Corp.(a)(b)	5,801	106,796
Gulfport Energy Corp.(a)(b)	8,704	258,422
Harvest Natural Resources Inc.(a)(b)	7,604	83,872
Helmerich & Payne Inc.	21,413	1,415,828
Hess Corp.	68,022	5,085,325
HollyFrontier Corp.	9,866	684,700
Houston American Energy Corp.(b)	3,695	66,990
Hyperdynamics Corp.(a)(b)	34,816	149,709
Isramco Inc.(a)(b)	237	15,661
Kodiak Oil & Gas Corp.(a)(b)	40,099	231,371
Kosmos Energy Ltd.(a)	7,373	125,194
Magnum Hunter Resources Corp.(a)(b)	24,921	168,466
Marathon Oil Corp.	159,628	8,409,203
McMoRan Exploration Co.(a)(b)	21,986	406,301
Miller Energy Resources Inc.(a)(b)	6,950	44,480
Murphy Oil Corp.	43,373	2,847,871
Nabors Industries Ltd.(a)	64,538	1,590,216
Newfield Exploration Co.(a)	30,170	2,052,163
Noble Energy Inc.	39,560	3,545,763
Northern Oil and Gas Inc.(a)(b)	14,134	313,068
Oasis Petroleum Inc.(a)	13,325	395,486
Occidental Petroleum Corp.	182,214	18,957,545
Panhandle Oil and Gas Inc.	1,576	46,476
Parker Drilling Co.(a)	26,116	152,779
Patterson-UTI Energy Inc.	34,762	1,098,827
Penn Virginia Corp.	10,221	135,019
PetroCorp Inc. Escrow(a)(d)	1,248	—
Petrohawk Energy Corp.(a)	68,205	1,682,617
Petroleum Development Corp.(a)	5,257	157,237
PetroQuest Energy Inc.(a)(b)	12,541	88,038
Pioneer Drilling Co.(a)(b)	12,162	185,349
Pioneer Natural Resources Co.	26,193	2,346,107
Plains Exploration & Production Co.(a)	31,699	1,208,366
QEP Resources Inc.	39,691	1,660,275
Quicksilver Resources Inc.(a)	26,461	390,564
Range Resources Corp.	36,059	2,001,274
Resolute Energy Corp.(a)(b)	10,328	166,900
Rex Energy Corp.(a)(b)	7,804	80,147
Rosetta Resources Inc.(a)(b)	11,861	611,316
Rowan Companies Inc.(a)	28,673	1,112,799
SandRidge Energy Inc.(a)	91,762	978,183
SM Energy Co.	14,243	1,046,576
Southwestern Energy Co.(a)	78,012	3,345,155
Stone Energy Corp.(a)	10,968	333,318
Sunoco Inc.	27,234	1,135,930
Swift Energy Co.(a)(b)	9,493	353,804
Tesoro Corp.(a)	32,178	737,198
Triangle Petroleum Corp.(a)	9,608	62,068
Ultra Petroleum Corp.(a)	34,339	1,572,726
Unit Corp.(a)	9,378	571,402
VAALCO Energy Inc.(a)	11,442	68,881
Valero Energy Corp.	127,863	3,269,457
Vantage Drilling Co.(a)(b)	39,091	71,146
Venoco Inc.(a)(b)	6,619	84,326
Voyager Oil & Gas Inc.(a)	10,509	31,212
W&T Offshore Inc.	7,798	203,684

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Warren Resources Inc.(a)(b)	15,986	60,907
Western Refining Inc.(a)(b)	11,810	213,407
Whiting Petroleum Corp.(a)	26,364	1,500,375
Zion Oil & Gas Inc.(a)	5,616	33,415

		291,956,533
OIL & GAS SERVICES—2.04%
Baker Hughes Inc.	97,432	7,069,666
Basic Energy Services Inc.(a)(b)	5,390	169,623
Cal Dive International Inc.(a)	21,351	127,679
Cameron International Corp.(a)	54,942	2,763,033
CARBO Ceramics Inc.	4,292	699,381
Complete Production Services Inc.(a)	17,666	589,338
Core Laboratories NV	10,256	1,143,954
Dawson Geophysical Co.(a)	1,771	60,480
Dresser-Rand Group Inc.(a)(b)	17,854	959,652
Dril-Quip Inc.(a)	7,691	521,681
Exterran Holdings Inc.(a)	14,307	283,708
Flotek Industries Inc.(a)	11,173	95,194
FMC Technologies Inc.(a)	53,910	2,414,629
Geokinetics Inc.(a)	2,391	18,841
Global Geophysical Services Inc.(a)	4,056	72,197
Global Industries Ltd.(a)	22,659	124,171
Gulf Island Fabrication Inc.	3,213	103,716
Halliburton Co.	205,122	10,461,222
Helix Energy Solutions Group Inc.(a)(b)	23,727	392,919
Hercules Offshore Inc.(a)	25,773	142,009
Hornbeck Offshore Services Inc.(a)	5,112	140,580
ION Geophysical Corp.(a)	29,406	278,181
Key Energy Services Inc.(a)	27,925	502,650
Lufkin Industries Inc.	6,817	586,603
Matrix Service Co.(a)(b)	5,917	79,169
Mitcham Industries Inc.(a)	2,247	38,873
National Oilwell Varco Inc.	94,841	7,417,515
Natural Gas Services Group Inc.(a)	2,729	44,101
Newpark Resources Inc.(a)(b)	20,232	183,504
Oceaneering International Inc.	24,295	983,947
Oil States International Inc.(a)(b)	11,459	915,689
RPC Inc.	9,592	235,388
Schlumberger Ltd.	304,164	26,279,770
SEACOR Holdings Inc.	4,850	484,806
Superior Energy Services Inc.(a)(b)	17,828	662,132
Targa Resources Corp.	3,674	122,932
Tesco Corp.(a)	6,754	131,095
Tetra Technologies Inc.(a)(b)	17,191	218,841
Thermon Group Holdings Inc.(a)	2,242	26,904
Tidewater Inc.	11,614	624,949
Union Drilling Inc.(a)(b)	3,389	34,873
Willbros Group Inc.(a)(b)	8,740	74,640
World Fuel Services Corp.	15,850	569,490

		68,849,725
PACKAGING & CONTAINERS—0.24%
AEP Industries Inc.(a)(b)	1,071	31,262
Astronics Corp.(a)(b)	2,087	64,280
Ball Corp.	37,723	1,450,827
Bemis Co. Inc.	23,577	796,431
Crown Holdings Inc.(a)	35,032	1,359,942

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Graham Packaging Co. Inc.(a)	5,400	136,188
Graphic Packaging Holding Co.(a)	35,772	194,600
Greif Inc. Class A	8,550	556,006
Owens-Illinois Inc.(a)	36,704	947,330
Packaging Corp. of America	22,816	638,620
Sealed Air Corp.	35,842	852,681
Silgan Holdings Inc.	11,074	453,702
Sonoco Products Co.	22,309	792,862

		8,274,731
PHARMACEUTICALS—4.86%
Abbott Laboratories	348,406	18,333,124
Achillion Pharmaceuticals Inc.(a)	8,911	66,298
Acura Pharmaceuticals Inc.(a)(b)	2,410	9,327
Akorn Inc.(a)(b)	12,551	87,857
Alimera Sciences Inc.(a)	2,512	20,473
Alkermes Inc.(a)(b)	21,333	396,794
Allergan Inc.	68,326	5,688,139
Allos Therapeutics Inc.(a)(b)	17,636	37,741
Alnylam Pharmaceuticals Inc.(a)(b)	8,241	77,218
AmerisourceBergen Corp.	61,438	2,543,533
Amicus Therapeutics Inc.(a)	3,529	20,962
Ampio Pharmaceuticals Inc.(a)(b)	4,434	34,541
Amylin Pharmaceuticals Inc.(a)	29,274	391,101
Anacor Pharmaceuticals Inc.(a)(b)	2,434	15,724
Antares Pharma Inc.(a)(b)	19,625	43,371
Anthera Pharmaceuticals Inc.(a)	3,818	31,193
Ardea Biosciences Inc.(a)	3,750	95,475
Array BioPharma Inc.(a)	12,761	28,585
Auxilium Pharmaceuticals Inc.(a)(b)	10,711	209,936
AVANIR Pharmaceuticals Inc. Class A(a)(b)	27,776	93,327
AVI BioPharma Inc.(a)(b)	30,343	43,390
BioMarin Pharmaceutical Inc.(a)	24,820	675,352
BioScrip Inc.(a)	9,112	59,137
BioSpecifics Technologies Corp.(a)(b)	1,105	24,752
Bristol-Myers Squibb Co.	382,427	11,075,086
Cadence Pharmaceuticals Inc.(a)(b)	8,506	78,255
Cardinal Health Inc.	78,603	3,570,148
Catalyst Health Solutions Inc.(a)	9,531	532,020
Cephalon Inc.(a)	17,120	1,367,888
Chelsea Therapeutics International Ltd.(a)(b)	11,986	61,129
Corcept Therapeutics Inc.(a)(b)	9,192	36,676
Cornerstone Therapeutics Inc.(a)(b)	1,799	16,119
Cubist Pharmaceuticals Inc.(a)	13,418	482,914
Dendreon Corp.(a)(b)	32,764	1,292,212
Depomed Inc.(a)(b)	12,011	98,250
DURECT Corp.(a)(b)	18,058	36,658
Dusa Pharmaceuticals Inc.(a)	5,464	33,986
Dyax Corp.(a)	22,092	43,742
Dynavax Technologies Corp.(a)(b)	26,201	72,053
Eli Lilly and Co.	229,155	8,600,187
Emergent BioSolutions Inc.(a)	5,447	122,830
Endo Pharmaceuticals Holdings Inc.(a)(b)	26,217	1,053,137
Endocyte Inc.(a)	3,214	46,024
Express Scripts Inc.(a)(b)	118,617	6,402,946
Forest Laboratories Inc.(a)	64,169	2,524,408
Furiex Pharmaceuticals Inc.(a)(b)	2,215	39,405
Gilead Sciences Inc.(a)	176,440	7,306,380

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Herbalife Ltd.	26,774	1,543,253
Hi-Tech Pharmacal Co. Inc.(a)(b)	2,322	67,175
Hospira Inc.(a)	37,639	2,132,626
Idenix Pharmaceuticals Inc.(a)(b)	12,263	61,315
Impax Laboratories Inc.(a)	14,609	318,330
Infinity Pharmaceuticals Inc.(a)(b)	4,277	35,328
Ironwood Pharmaceuticals Inc. Class A(a)	11,287	177,432
Isis Pharmaceuticals Inc.(a)(b)	22,287	204,149
ISTA Pharmaceuticals Inc.(a)	5,805	44,379
Jazz Pharmaceuticals Inc.(a)	4,944	164,882
K-V Pharmaceutical Co. Class A(a)	11,530	31,362
Keryx Biopharmaceuticals Inc.(a)(b)	15,458	73,116
Lannett Co. Inc.(a)(b)	3,631	18,082
MannKind Corp.(a)(b)	17,282	65,672
MAP Pharmaceuticals Inc.(a)(b)	4,895	78,173
Mead Johnson Nutrition Co. Class A	45,821	3,095,209
Medco Health Solutions Inc.(a)	89,630	5,065,888
Medicines Co. (The)(a)(b)	12,059	199,094
Medicis Pharmaceutical Corp. Class A	13,815	527,319
Medivation Inc.(a)	7,012	150,267
Merck & Co. Inc.	691,873	24,416,198
Mylan Inc.(a)	98,530	2,430,735
Nabi Biopharmaceuticals(a)	9,576	51,519
Nature’s Sunshine Products Inc.(a)	2,500	48,700
Neogen Corp.(a)(b)	5,189	234,595
Neurocrine Biosciences Inc.(a)	11,032	88,808
NPS Pharmaceuticals Inc.(a)	19,251	181,922
Nutraceutical International Corp.(a)	2,055	31,606
Obagi Medical Products Inc.(a)	4,152	39,153
Omega Protein Corp.(a)	4,331	59,768
Omnicare Inc.	25,944	827,354
Onyx Pharmaceuticals Inc.(a)(b)	14,182	500,625
Opko Health Inc.(a)(b)	24,374	89,940
Osiris Therapeutics Inc.(a)(b)	3,728	28,855
Pacira Pharmaceuticals Inc.(a)	1,092	13,104
Pain Therapeutics Inc.(a)	8,258	31,958
Par Pharmaceutical Companies Inc.(a)	8,108	267,402
Pernix Therapeutics Holdings(a)(b)	737	6,272
Perrigo Co.	18,634	1,637,370
PetMed Express Inc.	4,845	57,413
Pfizer Inc.	1,771,058	36,483,795
Pharmacyclics Inc.(a)(b)	10,276	107,281
Pharmasset Inc.(a)	8,324	933,953
PharMerica Corp.(a)	6,575	83,897
POZEN Inc.(a)(b)	5,923	24,877
Progenics Pharmaceuticals Inc.(a)(b)	6,571	47,180
Questcor Pharmaceuticals Inc.(a)	11,885	286,428
Raptor Pharmaceutical Corp.(a)	7,287	45,107
Rigel Pharmaceuticals Inc.(a)	15,348	140,741
Sagent Pharmaceuticals Inc.(a)	1,491	40,227
Salix Pharmaceuticals Ltd.(a)	13,066	520,419
Santarus Inc.(a)	11,926	40,191
Schiff Nutrition International Inc.	2,729	30,538
SciClone Pharmaceuticals Inc.(a)	7,735	46,719
SIGA Technologies Inc.(a)(b)	7,696	74,959
Spectrum Pharmaceuticals Inc.(a)	11,650	107,937

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Star Scientific Inc.(a)(b)	23,959	107,815
Sucampo Pharmaceuticals Inc.(a)(b)	2,835	11,624
SXC Health Solutions Corp.(a)	13,845	815,747
Synta Pharmaceuticals Corp.(a)(b)	5,210	26,206
Synutra International Inc.(a)(b)	3,877	38,072
Targacept Inc.(a)	6,163	129,854
Theravance Inc.(a)(b)	15,431	342,723
United Therapeutics Corp.(a)	11,585	638,333
USANA Health Sciences Inc.(a)(b)	1,525	47,702
Vanda Pharmaceuticals Inc.(a)	6,286	44,882
VCA Antech Inc.(a)	19,344	410,093
ViroPharma Inc.(a)	17,001	314,518
VIVUS Inc.(a)(b)	18,331	149,214
Warner Chilcott PLC Class A	37,958	915,927
Watson Pharmaceuticals Inc.(a)	28,381	1,950,626
XenoPort Inc.(a)(b)	7,910	56,319
Zalicus Inc.(a)(b)	16,647	39,620
Zogenix Inc.(a)	2,498	10,017

		164,079,692
PIPELINES—0.45%
El Paso Corp.	172,409	3,482,662
Kinder Morgan Inc.	38,400	1,103,232
ONEOK Inc.	24,041	1,779,274
Questar Corp.	39,724	703,512
SemGroup Corp.(a)	9,290	238,474
Spectra Energy Corp.	145,709	3,993,884
Williams Companies Inc. (The)	131,870	3,989,068

		15,290,106
REAL ESTATE—0.15%
Avatar Holdings Inc.(a)(b)	1,994	30,329
CB Richard Ellis Group Inc. Class A(a)	65,603	1,647,291
Consolidated-Tomoka Land Co.	937	26,798
Forest City Enterprises Inc. Class A(a)	30,720	573,543
Forestar Group Inc.(a)(b)	7,925	130,208
Government Properties Income Trust	6,825	184,412
HFF Inc. Class A(a)	6,501	98,100
Hilltop Holdings Inc.(a)	8,910	78,764
Howard Hughes Corp. (The)(a)	4,809	312,777
Jones Lang LaSalle Inc.	9,604	905,657
Kennedy-Wilson Holdings Inc.(b)	5,321	65,182
Resource Capital Corp.(b)	15,942	100,754
Retail Opportunity Investments Corp.	9,416	101,316
St. Joe Co. (The)(a)(b)	14,563	303,493
Starwood Property Trust Inc.	20,855	427,736
Terreno Realty Corp.	2,075	35,296
United Capital Corp.(a)	392	11,740

		5,033,396
REAL ESTATE INVESTMENT TRUSTS—2.69%
Acadia Realty Trust	9,028	183,539
Agree Realty Corp.	2,210	49,349
Alexander’s Inc.	464	184,208
Alexandria Real Estate Equities Inc.	13,887	1,075,132
American Assets Trust Inc.	7,206	161,775
American Campus Communities Inc.(b)	15,201	539,940
American Capital Agency Corp.	28,833	839,329

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Annaly Capital Management Inc.	182,345	3,289,504
Anworth Mortgage Asset Corp.(b)	28,316	212,653
Apartment Investment and Management Co. Class A	26,742	682,723
Apollo Commercial Real Estate Finance Inc.(b)	3,934	63,416
ARMOUR Residential Inc.	11,025	81,034
Ashford Hospitality Trust Inc.	10,474	130,401
Associated Estates Realty Corp.(b)	9,278	150,768
AvalonBay Communities Inc.	19,582	2,514,329
BioMed Realty Trust Inc.	29,369	565,060
Boston Properties Inc.	32,640	3,465,062
Brandywine Realty Trust	30,294	351,107
BRE Properties Inc. Class A(b)	16,706	833,295
Camden Property Trust	15,702	998,961
Campus Crest Communities Inc.	6,845	88,574
CapLease Inc.	15,232	74,789
Capstead Mortgage Corp.	17,304	231,874
CBL & Associates Properties Inc.	33,204	601,989
Cedar Shopping Centers Inc.	12,550	64,633
Chatham Lodging Trust	3,097	49,893
Chesapeake Lodging Trust	7,192	122,696
Chimera Investment Corp.	229,872	795,357
Cogdell Spencer Inc.	9,976	59,756
Colonial Properties Trust(b)	18,682	381,113
Colony Financial Inc.	7,369	133,158
CommonWealth REIT	16,145	417,187
CoreSite Realty Corp.	4,446	72,914
Corporate Office Properties Trust	15,916	495,147
Cousins Properties Inc.	20,410	174,301
CreXus Investment Corp.(b)	12,792	142,119
Cypress Sharpridge Investments Inc.	18,482	236,754
DCT Industrial Trust Inc.	54,985	287,572
Developers Diversified Realty Corp.	48,353	681,777
DiamondRock Hospitality Co.(b)	37,459	401,935
Digital Realty Trust Inc.(b)	21,382	1,320,980
Douglas Emmett Inc.	27,848	553,897
Duke Realty Corp.	56,535	792,055
DuPont Fabros Technology Inc.(b)	13,159	331,607
Dynex Capital Inc.(b)	9,028	87,391
EastGroup Properties Inc.	6,053	257,313
Education Realty Trust Inc.(b)	16,164	138,525
Entertainment Properties Trust	10,436	487,361
Equity Lifestyle Properties Inc.	5,703	356,095
Equity One Inc.	12,007	223,810
Equity Residential	66,068	3,964,080
Essex Property Trust Inc.	7,336	992,487
Excel Trust Inc.	3,706	40,877
Extra Space Storage Inc.	21,014	448,229
Federal Realty Investment Trust	13,986	1,191,327
FelCor Lodging Trust Inc.(a)	27,861	148,499
First Industrial Realty Trust Inc.(a)	17,450	199,803
First Potomac Realty Trust	11,197	171,426
Franklin Street Properties Corp.	15,806	204,055
General Growth Properties Inc.	126,453	2,110,501
Getty Realty Corp.(b)	5,779	145,804
Gladstone Commercial Corp.(b)	2,147	37,208
Glimcher Realty Trust	22,355	212,372
Hatteras Financial Corp.	16,732	472,344

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

HCP Inc.	91,040	3,340,258
Health Care REIT Inc.(b)	39,663	2,079,531
Healthcare Realty Trust Inc.(b)	16,279	335,836
Hersha Hospitality Trust(b)	31,502	175,466
Highwoods Properties Inc.	15,952	528,490
Home Properties Inc.	8,741	532,152
Hospitality Properties Trust	27,622	669,833
Host Hotels & Resorts Inc.	153,886	2,608,368
Hudson Pacific Properties Inc.	4,937	76,672
Inland Real Estate Corp.	17,254	152,353
Invesco Mortgage Capital Inc.	16,149	341,228
Investors Real Estate Trust(b)	17,964	155,568
iStar Financial Inc.(a)(b)	20,692	167,812
Kilroy Realty Corp.(b)	13,079	516,490
Kimco Realty Corp.	91,349	1,702,745
Kite Realty Group Trust	12,435	61,926
LaSalle Hotel Properties(b)	19,039	501,487
Lexington Realty Trust(b)	26,791	244,602
Liberty Property Trust(b)	25,762	839,326
LTC Properties Inc.(b)	6,789	188,870
Macerich Co. (The)	29,402	1,573,007
Mack-Cali Realty Corp.	19,461	641,045
Medical Properties Trust Inc.	24,986	287,339
MFA Financial Inc.	79,690	640,708
Mid-America Apartment Communities Inc.	8,217	554,401
Mission West Properties Inc.	3,967	34,830
Monmouth Real Estate Investment Corp. Class A	7,923	66,949
MPG Office Trust Inc.(a)	10,977	31,394
National Health Investors Inc.(b)	5,453	242,277
National Retail Properties Inc.(b)	19,022	466,229
Nationwide Health Properties Inc.	28,467	1,178,818
Newcastle Investment Corp.(b)	17,744	102,560
NorthStar Realty Finance Corp.(b)	21,451	86,448
Omega Healthcare Investors Inc.	22,744	477,851
One Liberty Properties Inc.(b)	2,484	38,353
Parkway Properties Inc.	4,918	83,901
Pebblebrook Hotel Trust	11,385	229,863
Pennsylvania Real Estate Investment Trust	12,458	195,591
Piedmont Office Realty Trust Inc. Class A	38,658	788,237
Post Properties Inc.(b)	11,153	454,596
ProLogis Inc.	95,133	3,409,567
PS Business Parks Inc.(b)	4,166	229,547
Public Storage	31,486	3,589,719
RAIT Financial Trust(b)	25,533	53,619
Ramco-Gershenson Properties Trust	8,620	106,716
Realty Income Corp.	28,381	950,480
Redwood Trust Inc.(b)	17,583	265,855
Regency Centers Corp.	20,123	884,808
RLJ Lodging Trust(a)	6,160	106,999
Sabra Healthcare REIT Inc.	5,620	93,910
Saul Centers Inc.	1,645	64,764
Senior Housing Properties Trust	31,746	743,174
Simon Property Group Inc.	65,763	7,643,633
SL Green Realty Corp.	18,119	1,501,522
Sovran Self Storage Inc.	6,193	253,913
STAG Industrial Inc.	3,551	43,500
Strategic Hotels & Resorts Inc.(a)	39,121	276,977

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Summit Hotel Properties Inc.	5,887	66,817
Sun Communities Inc.	4,757	177,484
Sunstone Hotel Investors Inc.(a)	26,449	245,182
Tanger Factory Outlet Centers Inc.	18,194	487,053
Taubman Centers Inc.	12,508	740,474
Two Harbors Investment Corp.	19,976	214,742
U-Store-It Trust	22,254	234,112
UDR Inc.	42,683	1,047,868
UMH Properties Inc.	2,577	27,574
Universal Health Realty Income Trust(b)	2,541	101,589
Urstadt Biddle Properties Inc. Class A(b)	5,155	93,357
Ventas Inc.(b)	34,535	1,820,340
Vornado Realty Trust	41,301	3,848,427
Walter Investment Management Corp.	5,777	128,192
Washington Real Estate Investment Trust	14,755	479,833
Weingarten Realty Investors	27,026	679,974
Whitestone REIT Class B	1,681	21,382
Winthrop Realty Trust(b)	6,425	76,715

		90,876,397
RETAIL—5.52%
99 Cents Only Stores(a)	10,480	212,115
Abercrombie & Fitch Co. Class A	19,727	1,320,131
Advance Auto Parts Inc.	17,519	1,024,686
Aeropostale Inc.(a)	18,064	316,120
AFC Enterprises Inc.(a)(b)	5,545	91,215
America’s Car-Mart Inc.(a)	2,049	67,617
American Eagle Outfitters Inc.	43,610	556,027
ANN Inc.(a)	11,653	304,143
Asbury Automotive Group Inc.(a)(b)	6,536	121,112
Ascena Retail Group Inc.(a)	14,065	478,913
AutoNation Inc.(a)(b)	9,170	335,714
AutoZone Inc.(a)	5,982	1,763,793
Barnes & Noble Inc.	6,503	107,820
Bebe Stores Inc.	8,597	52,528
Bed Bath & Beyond Inc.(a)	55,865	3,260,840
Benihana Inc. Class A(a)	2,989	31,355
Best Buy Co. Inc.	70,967	2,229,073
Big 5 Sporting Goods Corp.	4,922	38,687
Big Lots Inc.(a)	16,833	558,014
Biglari Holdings Inc.(a)	268	104,801
BJ’s Restaurants Inc.(a)(b)	5,380	281,697
BJ’s Wholesale Club Inc.(a)	12,233	615,932
Bob Evans Farms Inc.	6,782	237,167
Body Central Corp.(a)(b)	2,630	61,884
Bon-Ton Stores Inc. (The)(b)	2,761	26,837
Bravo Brio Restaurant Group Inc.(a)	4,310	105,293
Brinker International Inc.	18,973	464,080
Brown Shoe Co. Inc.(b)	9,928	105,733
Buckle Inc. (The)	6,028	257,396
Buffalo Wild Wings Inc.(a)(b)	4,102	272,004
Build-A-Bear Workshop Inc.(a)(b)	3,718	24,204
Cabela’s Inc.(a)	9,678	262,758
California Pizza Kitchen Inc.(a)(b)	4,319	79,772
Caribou Coffee Co. Inc.(a)(b)	2,886	38,211
CarMax Inc.(a)	50,712	1,677,046
Carrols Restaurant Group Inc.(a)	2,816	29,399

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Casey’s General Stores Inc.	8,488	373,472
Cash America International Inc.	6,582	380,900
Casual Male Retail Group Inc.(a)	9,429	39,130
Cato Corp. (The) Class A	6,187	178,186
CEC Entertainment Inc.	4,439	178,048
Charming Shoppes Inc.(a)	26,019	108,239
Cheesecake Factory Inc. (The)(a)	12,923	405,395
Chico’s FAS Inc.	39,430	600,519
Children’s Place Retail Stores Inc. (The)(a)	5,841	259,866
Chipotle Mexican Grill Inc.(a)(b)	6,981	2,151,474
Christopher & Banks Corp.	8,006	46,034
Citi Trends Inc.(a)	3,352	50,548
Coldwater Creek Inc.(a)	13,604	19,046
Collective Brands Inc.(a)(b)	13,774	202,340
Conn’s Inc.(a)(b)	3,244	28,061
Copart Inc.(a)	13,328	621,085
Cost Plus Inc.(a)(b)	4,251	42,510
Costco Wholesale Corp.	97,934	7,956,158
Cracker Barrel Old Country Store Inc.	5,136	253,256
CVS Caremark Corp.	303,960	11,422,817
Darden Restaurants Inc.	30,639	1,524,597
Denny’s Corp.(a)(b)	22,137	85,892
Destination Maternity Corp.	2,403	48,012
Dick’s Sporting Goods Inc.(a)	21,079	810,488
Dillard’s Inc. Class A	7,600	396,264
DineEquity Inc.(a)	3,461	180,906
Dollar General Corp.(a)	22,165	751,172
Dollar Tree Inc.(a)	27,441	1,828,119
Domino’s Pizza Inc.(a)(b)	13,814	348,665
DSW Inc. Class A(a)(b)	4,826	244,244
Einstein Noah Restaurant Group Inc.	1,338	20,030
Express Inc.	12,371	269,688
EZCORP Inc.(a)(b)	10,499	373,502
Family Dollar Stores Inc.	27,466	1,443,613
Finish Line Inc. (The) Class A	11,603	248,304
First Cash Financial Services Inc.(a)(b)	7,005	294,140
Foot Locker Inc.	34,629	822,785
Fred’s Inc. Class A	8,784	126,753
GameStop Corp. Class A(a)(b)	31,616	843,199
Gap Inc. (The)	90,653	1,640,819
Genesco Inc.(a)	5,299	276,078
GNC Holdings Inc. Class A(a)	5,113	111,515
Gordmans Stores Inc.(a)	1,192	20,729
Group 1 Automotive Inc.	5,373	221,260
Haverty Furniture Companies Inc.	4,205	48,400
hhgregg Inc.(a)(b)	4,048	54,243
Hibbett Sports Inc.(a)	6,131	249,593
Home Depot Inc. (The)	358,224	12,974,873
Hot Topic Inc.	10,017	74,526
HSN Inc.(a)	8,953	294,733
J. Crew Group Inc. Escrow(a)(d)	12,115	1
J.C. Penney Co. Inc.	37,153	1,283,265
Jack in the Box Inc.(a)(b)	11,122	253,359
Jamba Inc.(a)(b)	14,746	31,556
Jos. A. Bank Clothiers Inc.(a)(b)	6,180	309,062
Kenneth Cole Productions Inc. Class A(a)(b)	1,689	21,096

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Kirkland’s Inc.(a)	3,745	45,015
Kohl’s Corp.	65,111	3,256,201
Krispy Kreme Doughnuts Inc.(a)(b)	13,084	124,429
Limited Brands Inc.	59,710	2,295,849
Lithia Motors Inc. Class A	4,940	96,972
Lowe’s Companies Inc.	291,903	6,804,259
Luby’s Inc.(a)(b)	4,209	23,234
Lumber Liquidators Holdings Inc.(a)(b)	5,176	131,470
Macy’s Inc.	95,479	2,791,806
MarineMax Inc.(a)	5,198	45,534
McCormick & Schmick’s Seafood Restaurants Inc.(a)	2,971	25,521
McDonald’s Corp.	232,581	19,611,230
Men’s Wearhouse Inc. (The)	11,526	388,426
Movado Group Inc.	3,876	66,318
MSC Industrial Direct Co. Inc. Class A	9,918	657,663
New York & Co. Inc.(a)	6,084	30,116
Nordstrom Inc.	36,613	1,718,614
Nu Skin Enterprises Inc. Class A(b)	12,258	460,288
O’Charley’s Inc.(a)(b)	4,128	30,176
O’Reilly Automotive Inc.(a)(b)	30,932	2,026,355
Office Depot Inc.(a)(b)	62,121	262,151
OfficeMax Inc.(a)(b)	19,244	151,065
P.F. Chang’s China Bistro Inc.	5,087	204,701
Pacific Sunwear of California Inc.(a)(b)	10,610	27,692
Panera Bread Co. Class A(a)	6,497	816,413
Pantry Inc. (The)(a)	5,144	96,656
Papa John’s International Inc.(a)(b)	4,412	146,743
PC Connection Inc.(a)(b)	2,078	17,206
Penske Automotive Group Inc.	9,994	227,264
Pep Boys - Manny, Moe & Jack (The)	11,785	128,810
PetSmart Inc.	25,491	1,156,527
Pier 1 Imports Inc.(a)	23,815	275,540
PriceSmart Inc.	3,984	204,100
RadioShack Corp.	23,737	315,939
Red Robin Gourmet Burgers Inc.(a)	2,900	105,502
Regis Corp.	12,927	198,042
REX American Resources Corp.(a)(b)	1,524	25,298
Rite Aid Corp.(a)	131,894	175,419
Ross Stores Inc.	26,365	2,112,364
Ruby Tuesday Inc.(a)(b)	14,568	157,043
rue21 Inc.(a)(b)	3,353	108,972
Rush Enterprises Inc. Class A(a)	7,256	138,082
Ruth’s Hospitality Group Inc.(a)(b)	7,872	44,162
Saks Inc.(a)(b)	25,807	288,264
Sally Beauty Holdings Inc.(a)	21,255	363,460
School Specialty Inc.(a)(b)	3,600	51,804
Sears Holdings Corp.(a)(b)	8,652	618,099
Select Comfort Corp.(a)	12,444	223,743
Shoe Carnival Inc.(a)(b)	2,045	61,657
Signet Jewelers Ltd.(a)	19,546	914,948
Sonic Automotive Inc.(b)	9,010	131,996
Sonic Corp.(a)	13,829	147,002
Stage Stores Inc.	8,078	135,710
Staples Inc.	159,940	2,527,052
Starbucks Corp.	168,044	6,636,058
Stein Mart Inc.	6,145	59,238
Susser Holdings Corp.(a)	1,797	28,249

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Syms Corp.(a)	1,455	15,685
Systemax Inc.(a)	2,419	36,140
Talbots Inc. (The)(a)(b)	15,558	51,964
Target Corp.	154,487	7,246,985
Texas Roadhouse Inc.	14,087	247,016
Tiffany & Co.	28,654	2,249,912
Titan Machinery Inc.(a)	3,448	99,233
TJX Companies Inc. (The)	86,570	4,547,522
Tractor Supply Co.	16,247	1,086,599
Tuesday Morning Corp.(a)	9,643	44,840
Ulta Salon, Cosmetics & Fragrance Inc.(a)	10,149	655,422
Under Armour Inc. Class A(a)	8,151	630,154
Urban Outfitters Inc.(a)(b)	26,912	757,573
Vera Bradley Inc.(a)	4,431	169,264
Vitamin Shoppe Inc.(a)	5,558	254,334
Wal-Mart Stores Inc.	397,766	21,137,285
Walgreen Co.	205,223	8,713,769
Wendy’s/Arby’s Group Inc. Class A	70,800	358,956
West Marine Inc.(a)	3,313	34,356
Wet Seal Inc. Class A(a)(b)	22,705	101,491
Williams-Sonoma Inc.	23,499	857,479
Winmark Corp.	509	22,055
Yum! Brands Inc.	104,380	5,765,951
Zale Corp.(a)	7,187	40,247
Zumiez Inc.(a)(b)	4,757	118,782

		186,512,143
SAVINGS & LOANS—0.24%
Abington Bancorp Inc.	4,525	47,196
Astoria Financial Corp.	19,465	248,957
BankFinancial Corp.	4,721	39,987
BankUnited Inc.	7,488	198,732
Beneficial Mutual Bancorp Inc.(a)(b)	7,445	61,161
Berkshire Hills Bancorp Inc.	3,751	83,985
BofI Holding Inc.(a)(b)	1,977	28,489
Brookline Bancorp Inc.	8,371	77,599
Cape Bancorp Inc.(a)	2,568	25,680
Capitol Federal Financial Inc.	37,485	440,824
Charter Financial Corp.	1,523	15,078
Clifton Savings Bancorp Inc.(b)	1,910	21,086
Danvers Bancorp Inc.(b)	4,621	100,599
Dime Community Bancshares Inc.	6,964	101,257
ESB Financial Corp.(b)	2,786	35,995
ESSA Bancorp Inc.	2,537	31,510
First Defiance Financial Corp.(a)	2,181	32,039
First Financial Holdings Inc.	3,695	33,144
First Niagara Financial Group Inc.	67,861	895,765
First PacTrust Bancorp Inc.(b)	1,901	28,249
Flagstar Bancorp Inc.(a)	43,754	52,067
Flushing Financial Corp.	7,022	91,286
Fox Chase Bancorp Inc.	3,258	44,146
Home Federal Bancorp Inc.	3,703	40,696
Hudson City Bancorp Inc.	105,965	867,853
Investors Bancorp Inc.(a)	10,357	147,069
Kearny Financial Corp.	2,974	27,093
Meridian Interstate Bancorp Inc.(a)(b)	1,963	26,873
New York Community Bancorp Inc.	98,215	1,472,243

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Northwest Bancshares Inc.	23,745	298,712
OceanFirst Financial Corp.	3,283	42,515
Oritani Financial Corp.	12,580	160,898
People’s United Financial Inc.	80,536	1,082,404
Provident Financial Services Inc.	13,532	193,778
Provident New York Bancorp	8,512	71,160
Rockville Financial Inc.	6,606	65,399
Roma Financial Corp.	1,681	17,650
Territorial Bancorp Inc.	2,680	55,530
TFS Financial Corp.(a)	17,878	173,059
United Financial Bancorp Inc.	3,602	55,579
ViewPoint Financial Group	7,795	107,571
Washington Federal Inc.	24,857	408,401
Westfield Financial Inc.	6,273	50,937
WSFS Financial Corp.	1,440	57,096

		8,157,347
SEMICONDUCTORS—2.71%
Advanced Analogic Technologies Inc.(a)	9,614	58,213
Advanced Micro Devices Inc.(a)(b)	137,557	961,523
Aeroflex Holding Corp.(a)	4,438	80,550
Alpha & Omega Semiconductor Ltd.(a)(b)	3,289	43,579
Altera Corp.	72,252	3,348,880
Amkor Technology Inc.(a)(b)	23,660	145,982
Amtech Systems Inc.(a)	2,148	44,335
ANADIGICS Inc.(a)(b)	15,094	48,452
Analog Devices Inc.	67,195	2,630,012
Applied Materials Inc.	295,565	3,845,301
Applied Micro Circuits Corp.(a)(b)	14,184	125,670
Atmel Corp.(a)(b)	102,780	1,446,115
ATMI Inc.(a)(b)	7,079	144,624
Avago Technologies Ltd.	42,951	1,632,138
Axcelis Technologies Inc.(a)	23,746	38,943
AXT Inc.(a)(b)	7,152	60,649
Broadcom Corp. Class A(a)	120,196	4,043,393
Brooks Automation Inc.(a)(b)	14,800	160,728
Cabot Microelectronics Corp.(a)(b)	5,261	244,479
Cavium Inc.(a)	10,842	472,603
CEVA Inc.(a)(b)	5,155	157,021
Cirrus Logic Inc.(a)(b)	14,816	235,574
Cohu Inc.	5,377	70,493
Cree Inc.(a)(b)	24,503	823,056
Cypress Semiconductor Corp.(a)	37,604	794,949
Diodes Inc.(a)	7,901	206,216
DSP Group Inc.(a)(b)	5,238	45,571
eMagin Corp.(a)	3,887	23,594
EMCORE Corp.(a)	19,767	54,162
Emulex Corp.(a)(b)	19,639	168,895
Entegris Inc.(a)(b)	30,064	304,248
Entropic Communications Inc.(a)(b)	19,179	170,501
Exar Corp.(a)(b)	8,194	51,868
Fairchild Semiconductor International Inc.(a)	28,561	477,254
FormFactor Inc.(a)(b)	11,332	102,668
Freescale Semiconductor Holdings I Ltd.(a)	9,712	178,604
FSI International Inc.(a)(b)	8,634	23,657
GSI Group Inc.(a)	5,787	69,733
GSI Technology Inc.(a)(b)	4,510	32,472
Hittite Microwave Corp.(a)(b)	7,011	434,051

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Inphi Corp.(a)	4,588	79,831
Integrated Device Technology Inc.(a)	33,162	260,653
Integrated Silicon Solution Inc.(a)	5,990	57,923
Intel Corp.	1,188,469	26,336,473
International Rectifier Corp.(a)	15,609	436,584
Intersil Corp. Class A	28,114	361,265
IPG Photonics Corp.(a)(b)	6,165	448,257
IXYS Corp.(a)	5,403	80,937
KLA-Tencor Corp.	37,705	1,526,298
Kopin Corp.(a)(b)	14,449	68,055
Kulicke and Soffa Industries Inc.(a)	16,114	179,510
Lam Research Corp.(a)	27,980	1,238,954
Lattice Semiconductor Corp.(a)(b)	26,363	171,887
Linear Technology Corp.	51,127	1,688,214
LSI Corp.(a)	135,543	965,066
LTX-Credence Corp.(a)	11,070	98,966
Marvell Technology Group Ltd.(a)	114,056	1,684,037
Maxim Integrated Products Inc.	66,315	1,695,011
MaxLinear Inc.(a)(b)	3,578	30,986
MEMC Electronic Materials Inc.(a)	51,571	439,901
Micrel Inc.	11,281	119,353
Microchip Technology Inc.	42,766	1,621,259
Micron Technology Inc.(a)	194,793	1,457,052
Microsemi Corp.(a)(b)	19,338	396,429
Mindspeed Technologies Inc.(a)(b)	7,497	59,976
MIPS Technologies Inc.(a)	11,761	81,269
MKS Instruments Inc.	11,699	309,088
Monolithic Power Systems Inc.(a)(b)	6,705	103,391
MoSys Inc.(a)(b)	7,307	42,015
Nanometrics Inc.(a)(b)	4,503	85,512
National Semiconductor Corp.	56,486	1,390,120
NetLogic Microsystems Inc.(a)	15,288	617,941
Novellus Systems Inc.(a)(b)	19,982	722,150
NVIDIA Corp.(a)	134,665	2,145,887
OmniVision Technologies Inc.(a)(b)	12,972	451,555
ON Semiconductor Corp.(a)	100,020	1,047,209
Pericom Semiconductor Corp.(a)(b)	5,606	50,118
Photronics Inc.(a)	12,141	102,834
PLX Technology Inc.(a)(b)	9,966	34,582
PMC-Sierra Inc.(a)	52,232	395,396
Power Integrations Inc.	6,458	248,181
QLogic Corp.(a)	23,451	373,340
Rambus Inc.(a)	21,977	322,622
Richardson Electronics Ltd.	3,351	45,540
Rovi Corp.(a)(b)	25,369	1,455,166
Rubicon Technology Inc.(a)(b)	3,927	66,209
Rudolph Technologies Inc.(a)(b)	7,081	75,838
Semtech Corp.(a)(b)	14,601	399,191
Silicon Image Inc.(a)(b)	17,792	114,936
Silicon Laboratories Inc.(a)(b)	9,968	411,280
Skyworks Solutions Inc.(a)	42,562	978,075
Standard Microsystems Corp.(a)(b)	5,149	138,972
Supertex Inc.(a)	2,480	55,552
Teradyne Inc.(a)	41,504	614,259
Tessera Technologies Inc.(a)(b)	11,436	196,013
Texas Instruments Inc.	260,310	8,545,977
TriQuint Semiconductor Inc.(a)(b)	36,750	374,483

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Ultra Clean Holdings Inc.(a)	5,092	46,235
Ultratech Inc.(a)	5,632	171,100
Varian Semiconductor Equipment Associates Inc.(a)(b)	16,962	1,042,145
Veeco Instruments Inc.(a)(b)	9,120	441,499
Volterra Semiconductor Corp.(a)	5,492	135,433
Xilinx Inc.	59,594	2,173,393
Zoran Corp.(a)	11,190	93,996

		91,602,135
SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	10,918	376,671

		376,671
SOFTWARE—4.06%
Accelrys Inc.(a)	12,401	88,171
ACI Worldwide Inc.(a)	7,481	252,633
Activision Blizzard Inc.	95,197	1,111,901
Actuate Corp.(a)	8,037	47,016
Acxiom Corp.(a)	18,158	238,051
Adobe Systems Inc.(a)	113,110	3,557,310
Advent Software Inc.(a)	7,348	206,993
Allscripts Healthcare Solutions Inc.(a)	42,573	826,768
American Reprographics Co.(a)(b)	8,288	58,596
American Software Inc. Class A	5,084	42,248
ANSYS Inc.(a)(b)	20,640	1,128,389
Aspen Technology Inc.(a)	18,933	325,269
athenahealth Inc.(a)(b)	7,803	320,703
Autodesk Inc.(a)	51,576	1,990,834
Automatic Data Processing Inc.	112,021	5,901,266
Avid Technology Inc.(a)(b)	6,632	124,947
Blackbaud Inc.	9,963	276,174
Blackboard Inc.(a)	7,837	340,047
BMC Software Inc.(a)	39,686	2,170,824
Bottomline Technologies Inc.(a)(b)	7,617	188,216
Broadridge Financial Solutions Inc.	27,605	664,452
CA Inc.	86,087	1,966,227
Callidus Software Inc.(a)	6,711	39,259
Cerner Corp.(a)	32,299	1,973,792
Citrix Systems Inc.(a)	42,146	3,371,680
CommVault Systems Inc.(a)(b)	9,860	438,277
Computer Programs and Systems Inc.	2,477	157,240
Compuware Corp.(a)	48,841	476,688
Concur Technologies Inc.(a)	9,994	500,400
Convio Inc.(a)	2,706	29,252
Cornerstone OnDemand Inc.(a)	2,553	45,060
CSG Systems International Inc.(a)(b)	7,744	143,109
Deltek Inc.(a)(b)	4,968	37,210
DemandTec Inc.(a)	7,224	65,738
Digi International Inc.(a)(b)	5,674	73,762
Dun & Bradstreet Corp. (The)	11,057	835,246
DynaVox Inc.(a)(b)	2,096	15,930
Ebix Inc.(a)(b)	6,802	129,578
Electronic Arts Inc.(a)	74,641	1,761,528
Ellie Mae Inc.(a)	1,888	10,837
Emdeon Inc. Class A(a)	6,535	85,739
Envestnet Inc.(a)	4,284	63,617
EPIQ Systems Inc.	7,026	99,910
ePocrates Inc.(a)	1,412	26,037

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Fair Isaac Corp.	8,910	269,082
FalconStor Software Inc.(a)(b)	6,871	30,782
Fidelity National Information Services Inc.	58,885	1,813,069
Fiserv Inc.(a)	32,226	2,018,314
Geeknet Inc.(a)	979	26,159
Global Payments Inc.	17,915	913,665
Glu Mobile Inc.(a)	9,380	49,433
Guidance Software Inc.(a)	3,114	25,379
inContact Inc.(a)	6,867	32,618
Informatica Corp.(a)(b)	23,764	1,388,531
InnerWorkings Inc.(a)(b)	5,772	48,139
Interactive Intelligence Inc.(a)(b)	3,191	111,845
Intuit Inc.(a)	67,848	3,518,597
JDA Software Group Inc.(a)(b)	9,468	292,467
Lawson Software Inc.(a)(b)	36,777	412,638
ManTech International Corp. Class A(b)	5,214	231,606
MedAssets Inc.(a)(b)	10,670	142,551
Medidata Solutions Inc.(a)	4,713	112,499
MedQuist Holdings Inc.(a)	7,072	91,370
Microsoft Corp.	1,663,384	43,247,984
MicroStrategy Inc. Class A(a)(b)	1,787	290,709
MoneyGram International Inc.(a)	18,720	62,150
Monotype Imaging Holdings Inc.(a)	8,000	113,040
MSCI Inc. Class A(a)	27,027	1,018,377
NetSuite Inc.(a)(b)	6,089	238,689
Nuance Communications Inc.(a)	53,565	1,150,041
Omnicell Inc.(a)	7,415	115,600
OPNET Technologies Inc.	3,224	131,991
Oracle Corp.	860,967	28,334,424
Parametric Technology Corp.(a)(b)	26,653	611,153
Paychex Inc.	72,485	2,226,739
PDF Solutions Inc.(a)(b)	5,237	31,213
Pegasystems Inc.(b)	3,717	173,026
Progress Software Corp.(a)(b)	15,003	362,022
PROS Holdings Inc.(a)(b)	4,816	84,232
QAD Inc. Class A(a)	1,456	14,880
QLIK Technologies Inc.(a)	15,748	536,377
Quality Systems Inc.	4,335	378,446
Quest Software Inc.(a)	13,685	311,060
RealPage Inc.(a)	6,786	179,625
Red Hat Inc.(a)	43,314	1,988,113
Renaissance Learning Inc.	2,950	36,993
Rosetta Stone Inc.(a)(b)	2,456	39,640
Salesforce.com Inc.(a)	30,017	4,471,933
Schawk Inc.	2,637	43,669
SciQuest Inc.(a)	2,758	47,134
SeaChange International Inc.(a)(b)	5,918	63,796
SEI Investments Co.	32,618	734,231
Smith Micro Software Inc.(a)	8,023	33,777
SolarWinds Inc.(a)	12,751	333,311
Solera Holdings Inc.	15,903	940,822
SS&C Technologies Holdings Inc.(a)	5,647	112,206
Synchronoss Technologies Inc.(a)(b)	5,914	187,651
SYNNEX Corp.(a)(b)	5,633	178,566
Take-Two Interactive Software Inc.(a)	16,447	251,310
Taleo Corp. Class A(a)	9,192	340,380

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

THQ Inc.(a)(b)	15,229	55,129
Total System Services Inc.	36,264	673,785
Ultimate Software Group Inc. (The)(a)	5,785	314,878
VeriFone Systems Inc.(a)	19,991	886,601
Verint Systems Inc.(a)	4,744	175,718
VMware Inc. Class A(a)	19,015	1,905,874

		137,162,963
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	8,229	174,372

		174,372
TELECOMMUNICATIONS—4.92%
8x8 Inc.(a)	13,897	67,956
Acme Packet Inc.(a)	11,967	839,246
ADTRAN Inc.	14,473	560,250
Alaska Communications Systems Group Inc.(b)	10,110	89,676
Amdocs Ltd.(a)	41,721	1,267,901
American Tower Corp. Class A(a)	88,918	4,653,079
Anaren Inc.(a)(b)	3,383	71,889
Anixter International Inc.	6,491	424,122
ARRIS Group Inc.(a)(b)	27,704	321,643
Aruba Networks Inc.(a)(b)	19,095	564,257
AT&T Inc.	1,327,423	41,694,356
Atlantic Tele-Network Inc.	2,093	80,287
Aviat Networks Inc.(a)(b)	13,566	53,450
BigBand Networks Inc.(a)(b)	9,806	21,279
Black Box Corp.	4,025	125,862
Calix Inc.(a)(b)	8,421	175,325
Cbeyond Inc.(a)(b)	6,248	82,661
CenturyLink Inc.	134,635	5,443,293
Ciena Corp.(a)	21,263	390,814
Cincinnati Bell Inc.(a)(b)	44,487	147,697
Cisco Systems Inc.	1,232,910	19,245,725
Clearwire Corp. Class A(a)(b)	40,308	152,364
Communications Systems Inc.	1,490	26,716
Comtech Telecommunications Corp.	5,972	167,455
Consolidated Communications Holdings Inc.	5,851	113,743
Corning Inc.	351,945	6,387,802
Crown Castle International Corp.(a)	65,119	2,656,204
Dialogic Inc.(a)	3,456	15,552
DigitalGlobe Inc.(a)	7,885	200,358
EchoStar Corp. Class A(a)	8,541	311,149
EMS Technologies Inc.(a)	3,433	113,186
Extreme Networks Inc.(a)	20,606	66,763
Fairpoint Communications Inc.(a)	4,828	44,466
Finisar Corp.(a)	20,064	361,754
Frontier Communications Corp.	223,374	1,802,628
General Communication Inc. Class A(a)(b)	9,275	111,949
GeoEye Inc.(a)(b)	4,964	185,654
Global Crossing Ltd.(a)(b)	6,866	263,517
Globalstar Inc.(a)(b)	22,888	28,152
Globecomm Systems Inc.(a)(b)	5,019	78,096
Harmonic Inc.(a)(b)	25,689	185,731
Harris Corp.	28,590	1,288,265
Hickory Tech Corp.	2,995	35,581
Hypercom Corp.(a)	12,317	121,076
ICO Global Communications (Holdings) Ltd.(a)(b)	33,835	93,723

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

IDT Corp. Class B	3,113	84,113
Infinera Corp.(a)	23,392	161,639
InterDigital Inc.	10,152	414,709
Iridium Communications Inc.(a)(b)	9,747	84,312
Ixia(a)(b)	8,640	110,592
JDS Uniphase Corp.(a)	50,721	845,012
Juniper Networks Inc.(a)	119,516	3,764,754
Knology Inc.(a)	6,724	99,851
KVH Industries Inc.(a)(b)	3,330	35,398
Leap Wireless International Inc.(a)	13,667	221,815
Level 3 Communications Inc.(a)	381,399	930,614
LogMeIn Inc.(a)	4,556	175,725
Loral Space & Communications Inc.(a)(b)	2,447	169,993
MasTec Inc.(a)(b)	12,674	249,931
Meru Networks Inc.(a)(b)	2,412	28,968
MetroPCS Communications Inc.(a)	62,446	1,074,696
Motorola Mobility Holdings Inc.(a)	58,584	1,291,191
Motorola Solutions Inc.(a)	67,449	3,105,352
Motricity Inc.(a)	8,287	64,059
NeoPhotonics Corp.(a)(b)	1,943	13,446
NETGEAR Inc.(a)(b)	8,195	358,285
NeuStar Inc. Class A(a)	16,306	427,217
Neutral Tandem Inc.(a)	7,707	134,256
Newport Corp.(a)(b)	8,386	152,374
NII Holdings Inc.(a)	38,217	1,619,636
Novatel Wireless Inc.(a)(b)	7,151	39,187
NTELOS Holdings Corp.	6,729	137,406
Numerex Corp. Class A(a)	2,143	20,851
Oclaro Inc.(a)	11,291	75,876
Oplink Communications Inc.(a)	4,617	86,015
Opnext Inc.(a)	9,772	22,280
ORBCOMM Inc.(a)	7,750	24,257
PAETEC Holding Corp.(a)(b)	28,053	134,374
Plantronics Inc.	10,769	393,392
Polycom Inc.(a)(b)	19,828	1,274,940
Powerwave Technologies Inc.(a)	37,856	111,675
Preformed Line Products Co.	549	39,078
Premiere Global Services Inc.(a)	11,695	93,326
Procera Networks Inc.(a)	2,546	27,319
QUALCOMM Inc.	374,234	21,252,749
RF Micro Devices Inc.(a)	61,800	378,216
RigNet Inc.(a)	1,314	22,338
SAVVIS Inc.(a)	10,085	398,660
SBA Communications Corp. Class A(a)	25,499	973,807
Shenandoah Telecommunications Co.	5,317	90,495
ShoreTel Inc.(a)	10,552	107,630
Sonus Networks Inc.(a)(b)	47,219	152,990
Sprint Nextel Corp.(a)	670,779	3,615,499
SureWest Communications(b)	3,150	52,668
Sycamore Networks Inc.	4,469	99,391
Symmetricom Inc.(a)	9,679	56,429
Tekelec(a)(b)	13,784	125,848
TeleNav Inc.(a)	3,683	65,300
Telephone and Data Systems Inc.	20,245	629,215
Tellabs Inc.	81,301	374,798
tw telecom inc.(a)(b)	33,724	692,354
United States Cellular Corp.(a)(b)	3,245	157,123

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

UniTek Global Services Inc.(a)	2,459	19,451
USA Mobility Inc.	4,948	75,506
Verizon Communications Inc.	634,149	23,609,367
ViaSat Inc.(a)(b)	8,124	351,525
Virgin Media Inc.	71,177	2,130,328
Vonage Holdings Corp.(a)	31,016	136,781
Westell Technologies Inc.(a)	11,883	42,422
Windstream Corp.	114,516	1,484,127

		166,325,583
TEXTILES—0.06%
Cintas Corp.	28,289	934,385
G&K Services Inc. Class A	4,186	141,738
Mohawk Industries Inc.(a)	12,707	762,293
UniFirst Corp.	3,172	178,235

		2,016,651
TOYS, GAMES & HOBBIES—0.10%
Hasbro Inc.	27,374	1,202,540
JAKKS Pacific Inc.(a)(b)	6,087	112,062
LeapFrog Enterprises Inc.(a)	9,275	39,140
Mattel Inc.	77,987	2,143,863

		3,497,605
TRANSPORTATION—1.77%
Air Transport Services Group Inc.(a)	12,045	82,508
Alexander & Baldwin Inc.	9,309	448,321
Arkansas Best Corp.	5,693	135,095
Atlas Air Worldwide Holdings Inc.(a)(b)	5,879	349,859
Baltic Trading Ltd.	3,646	20,928
Bristow Group Inc.	8,139	415,252
C.H. Robinson Worldwide Inc.	37,130	2,927,329
CAI International Inc.(a)(b)	2,706	55,906
Celadon Group Inc.(a)(b)	4,487	62,639
Con-way Inc.	12,407	481,516
Covenant Transportation Group Class A(a)(b)	1,870	14,493
CSX Corp.	247,219	6,482,082
DHT Maritime Inc.	14,424	55,244
Eagle Bulk Shipping Inc.(a)(b)	13,997	34,713
Echo Global Logistics Inc.(a)(b)	2,521	44,748
Excel Maritime Carriers Ltd.(a)(b)	10,230	31,713
Expeditors International of Washington Inc.	47,636	2,438,487
FedEx Corp.	70,763	6,711,871
Forward Air Corp.	6,577	222,237
Frontline Ltd.	11,540	170,100
Genco Shipping & Trading Ltd.(a)(b)	6,616	49,752
General Maritime Corp.	25,965	35,053
Genesee & Wyoming Inc. Class A(a)(b)	8,864	519,785
Golar LNG Ltd.	8,198	286,028
GulfMark Offshore Inc. Class A(a)(b)	5,312	234,737
Heartland Express Inc.	11,282	186,830
Hub Group Inc. Class A(a)(b)	8,241	310,356
International Shipholding Corp.	1,211	25,770
J.B. Hunt Transport Services Inc.	20,450	962,990
Kansas City Southern Industries Inc.(a)	24,651	1,462,544
Kirby Corp.(a)	12,011	680,663
Knight Transportation Inc.	13,652	231,947
Knightsbridge Tankers Ltd.(b)	4,922	108,432
Landstar System Inc.	10,720	498,266

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

Marten Transport Ltd.	3,477	75,103
Nordic American Tankers Ltd.(a)(b)	10,565	240,248
Norfolk Southern Corp.	79,187	5,933,482
Old Dominion Freight Line Inc.(a)(b)	10,614	395,902
Overseas Shipholding Group Inc.(b)	5,959	160,535
Pacer International Inc.(a)(b)	7,829	36,953
Patriot Transportation Holding Inc.(a)(b)	1,385	30,982
PHI Inc.(a)(b)	2,915	63,343
Quality Distribution Inc.(a)	3,348	43,591
RailAmerica Inc.(a)	4,781	71,715
Roadrunner Transportation Systems Inc.(a)	2,030	30,612
Ryder System Inc.	11,486	652,979
Saia Inc.(a)(b)	3,562	60,376
Scorpio Tankers Inc.(a)(b)	5,567	55,614
Ship Finance International Ltd.	10,078	181,606
Swift Transportation Co.(a)	17,732	240,269
Teekay Corp.	9,339	288,388
Teekay Tankers Ltd. Class A(b)	9,506	89,356
Ultrapetrol (Bahamas) Ltd.(a)(b)	4,782	23,623
Union Pacific Corp.	109,957	11,479,511
United Parcel Service Inc. Class B	164,697	12,011,352
Universal Truckload Services Inc.(a)(b)	1,223	20,950
UTi Worldwide Inc.	22,949	451,866
Werner Enterprises Inc.	9,812	245,791

		59,662,341
TRUCKING & LEASING—0.03%
Aircastle Ltd.	12,988	165,207
AMERCO(a)	1,937	186,243
GATX Corp.	10,382	385,380
Greenbrier Companies Inc. (The)(a)	4,127	81,549
TAL International Group Inc.	4,468	154,280
Textainer Group Holdings Ltd.	2,548	78,326

		1,050,985
VENTURE CAPITAL—0.00%
Medley Capital Corp.	2,496	29,303

		29,303
WATER—0.08%
American States Water Co.	4,178	144,809
American Water Works Co. Inc.	39,415	1,160,772
Aqua America Inc.	30,930	679,841
Artesian Resources Corp. Class A(b)	1,458	26,273
California Water Service Group	9,344	174,826
Connecticut Water Service Inc.	1,920	49,114
Consolidated Water Co. Ltd.(b)	3,260	30,285
Middlesex Water Co.	3,489	64,826
Pennichuck Corp.	1,046	30,073
PICO Holdings Inc.(a)	5,081	147,349
SJW Corp.	3,158	76,550
York Water Co. (The)	2,843	47,052

		2,631,770

TOTAL COMMON STOCKS
(Cost: $3,443,427,602)		3,371,204,863

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

June 30, 2011

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(d)	87	—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS—3.59%

MONEY MARKET FUNDS—3.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(e)(f)	110,857,235	110,857,235
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(e)(f)	9,315,374	9,315,374
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	970,691	970,691

		121,143,300

TOTAL SHORT-TERM INVESTMENTS
(Cost: $121,143,300)		121,143,300

TOTAL INVESTMENTS IN SECURITIES—103.38%
(Cost: $3,564,570,902)		3,492,348,163
Other Assets, Less Liabilities—(3.38)%		(114,131,836)

NET ASSETS—100.00%		$3,378,216,327

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.82%

ADVERTISING—0.23%
APAC Customer Services Inc.(a)	1,225	$6,529
Interpublic Group of Companies Inc. (The)	8,494	106,175
Lamar Advertising Co. Class A(a)	807	22,088
Marchex Inc. Class B	409	3,632
MDC Partners Inc.	1,165	21,040
Omnicom Group Inc.	13,064	629,162
Valuevision Media Inc. Class A(a)	1,519	11,620
		800,246
AEROSPACE & DEFENSE—2.33%
AAR Corp.	467	12,651
AeroVironment Inc.(a)	786	27,785
Alliant Techsystems Inc.	103	7,347
BE Aerospace Inc.(a)	4,266	174,095
Boeing Co. (The)	30,432	2,249,838
GenCorp Inc.(a)	2,005	12,872
Goodrich Corp.	2,373	226,621
HEICO Corp.(b)	1,939	106,141
Kaman Corp.	675	23,942
LMI Aerospace Inc.(a)	214	5,228
Lockheed Martin Corp.	11,614	940,386
Moog Inc. Class A(a)	205	8,922
Orbital Sciences Corp.(a)	1,143	19,260
Rockwell Collins Inc.	7,159	441,639
Spirit AeroSystems Holdings Inc. Class A(a)	1,122	24,684
Teledyne Technologies Inc.(a)	478	24,072
TransDigm Group Inc.(a)	2,323	211,834
Triumph Group Inc.	101	10,058
United Technologies Corp.	40,238	3,561,465
		8,088,840
AGRICULTURE—2.61%
Alico Inc.	59	1,512
Altria Group Inc.	72,574	1,916,679
Bunge Ltd.	1,759	121,283
Limoneira Co.(b)	363	8,200
Monsanto Co.	24,908	1,806,826
Philip Morris International Inc.	74,795	4,994,062
Reynolds American Inc.	4,751	176,025
Tejon Ranch Co.(a)	661	22,540
Vector Group Ltd.(b)	1,457	25,920
		9,073,047
AIRLINES—0.21%
Alaska Air Group Inc.(a)	93	6,367
Allegiant Travel Co.(a)	687	34,007
AMR Corp.(a)(b)	7,283	39,328
Copa Holdings SA Class A	1,174	78,353
Delta Air Lines Inc.(a)	23,624	216,632
Southwest Airlines Co.	6,475	73,944
United Continental Holdings Inc.(a)	13,124	296,996
		745,627

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

APPAREL—1.10%
Carter’s Inc.(a)(b)	1,976	60,782
Cherokee Inc.	350	6,006
Coach Inc.	13,644	872,261
Columbia Sportswear Co.	385	24,409
Crocs Inc.(a)	3,974	102,330
Deckers Outdoor Corp.(a)	1,797	158,388
Delta Apparel Inc.(a)	27	459
G-III Apparel Group Ltd.(a)(b)	767	26,446
Guess? Inc.	3,016	126,853
Hanesbrands Inc.(a)	4,485	128,047
Liz Claiborne Inc.(a)(b)	224	1,198
Maidenform Brands Inc.(a)(b)	1,088	30,094
Nike Inc. Class B	16,592	1,492,948
Oxford Industries Inc.	604	20,391
Perry Ellis International Inc.(a)	30	757
Phillips-Van Heusen Corp.	414	27,105
Polo Ralph Lauren Corp.	2,918	386,956
R.G. Barry Corp.	38	429
Steven Madden Ltd.(a)(b)	1,751	65,680
Timberland Co. Class A(a)	1,349	57,967
True Religion Apparel Inc.(a)	1,198	34,838
Warnaco Group Inc. (The)(a)	1,722	89,974
Wolverine World Wide Inc.	2,307	96,317
		3,810,635
AUTO MANUFACTURERS—0.70%
Force Protection Inc.(a)	1,290	6,405
Ford Motor Co.(a)	97,141	1,339,574
Navistar International Corp.(a)	1,823	102,927
PACCAR Inc.	16,984	867,712
Tesla Motors Inc.(a)	2,378	69,271
Wabash National Corp.(a)	3,183	29,825
		2,415,714
AUTO PARTS & EQUIPMENT—0.47%
Accuride Corp.(a)	190	2,400
American Axle & Manufacturing Holdings Inc.(a)	664	7,556
Amerigon Inc.(a)(b)	1,033	17,954
BorgWarner Inc.(a)	5,089	411,140
Commercial Vehicle Group Inc.(a)	1,337	18,972
Cooper Tire & Rubber Co.	2,886	57,114
Dana Holding Corp.(a)(b)	6,396	117,047
Dorman Products Inc.(a)	503	19,909
Douglas Dynamics Inc.	469	7,406
Exide Technologies Inc.(a)	896	6,845
Goodyear Tire & Rubber Co. (The)(a)	11,346	190,272
Johnson Controls Inc.	7,977	332,322
Meritor Inc.(a)	2,985	47,879
Tenneco Inc.(a)(b)	2,803	123,528
Titan International Inc.	1,955	47,428
Tower International Inc.(a)	305	5,396
Visteon Corp.(a)	131	8,962
WABCO Holdings Inc.(a)	3,136	216,572
		1,638,702
BANKS—0.19%
Arrow Financial Corp.	25	612
Bank of the Ozarks Inc.	89	4,633

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Banner Corp.	685	11,987
Bridge Bancorp Inc.	95	2,022
Bryn Mawr Bank Corp.	47	952
Enterprise Financial Services Corp.	101	1,366
First Financial Bankshares Inc.	659	22,702
Hampton Roads Bankshares Inc.(a)	456	4,514
S.Y. Bancorp Inc.	79	1,837
Signature Bank(a)	1,924	110,053
SVB Financial Group(a)	442	26,392
Taylor Capital Group Inc.(a)	162	1,322
TrustCo Bank Corp. NY	182	892
Walker & Dunlop Inc.(a)	499	6,637
Wells Fargo & Co.	16,001	448,988
Westamerica Bancorporation	613	30,190
		675,099
BEVERAGES—3.83%
Boston Beer Co. Inc. (The) Class A(a)(b)	383	34,317
Brown-Forman Corp. Class B NVS	4,063	303,465
Coca-Cola Bottling Co. Consolidated	213	14,412
Coca-Cola Co. (The)	91,812	6,178,029
Coca-Cola Enterprises Inc.	11,570	337,613
Craft Brewers Alliance Inc.(a)	162	1,395
Dr Pepper Snapple Group Inc.	10,287	431,334
Farmer Bros. Co.	18	183
Green Mountain Coffee Roasters Inc.(a)	5,710	509,675
Hansen Natural Corp.(a)	3,253	263,330
National Beverage Corp.	520	7,618
Peet’s Coffee & Tea Inc.(a)(b)	596	34,389
PepsiCo Inc.	73,457	5,173,576
Primo Water Corp.(a)	388	5,583
		13,294,919
BIOTECHNOLOGY—1.55%
Acorda Therapeutics Inc.(a)(b)	1,834	59,257
Aegerion Pharmaceuticals Inc.(a)	359	5,654
Affymax Inc.(a)(b)	798	5,482
Alexion Pharmaceuticals Inc.(a)	8,543	401,777
AMAG Pharmaceuticals Inc.(a)	107	2,012
Arena Pharmaceuticals Inc.(a)(b)	515	700
ARIAD Pharmaceuticals Inc.(a)	6,134	69,498
ArQule Inc.(a)	2,481	15,506
AVEO Pharmaceuticals Inc.(a)	1,237	25,495
BioCryst Pharmaceuticals Inc.(a)(b)	1,343	5,130
Biogen Idec Inc.(a)	11,229	1,200,605
BioMimetic Therapeutics Inc.(a)(b)	361	1,848
BioSante Pharmaceuticals Inc.(a)(b)	4,350	11,963
Biotime Inc.(a)(b)	1,147	5,884
Celgene Corp.(a)	21,507	1,297,302
Cell Therapeutics Inc.(a)	6,814	10,732
Celldex Therapeutics Inc.(a)	295	1,047
Charles River Laboratories International Inc.(a)	2,401	97,601
Cleveland Biolabs Inc.(a)	1,095	3,734
Complete Genomics Inc.(a)	461	7,044
CryoLife Inc.(a)	124	694
Curis Inc.(a)(b)	2,509	8,982
Cytori Therapeutics Inc.(a)(b)	1,643	7,870
Enzo Biochem Inc.(a)	144	612
Enzon Pharmaceuticals Inc.(a)(b)	114	1,146
Exact Sciences Corp.(a)(b)	1,670	14,362
Exelixis Inc.(a)(b)	5,941	53,231

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Genomic Health Inc.(a)(b)	790	22,049
Geron Corp.(a)(b)	1,331	5,337
GTx Inc.(a)	839	4,019
Halozyme Therapeutics Inc.(a)(b)	3,794	26,217
Harvard Bioscience Inc.(a)	65	346
Human Genome Sciences Inc.(a)	8,813	216,271
Illumina Inc.(a)(b)	5,722	430,008
ImmunoGen Inc.(a)(b)	2,500	30,475
Immunomedics Inc.(a)(b)	2,985	12,149
Incyte Corp.(a)(b)	4,097	77,597
Inhibitex Inc.(a)(b)	2,148	8,420
Integra LifeSciences Holdings Corp.(a)	969	46,328
InterMune Inc.(a)	1,053	37,750
Lexicon Pharmaceuticals Inc.(a)	2,792	4,914
Life Technologies Corp.(a)	723	37,647
Ligand Pharmaceuticals Inc. Class B(a)	913	10,910
Micromet Inc.(a)	2,169	12,450
Momenta Pharmaceuticals Inc.(a)(b)	2,143	41,703
Myriad Genetics Inc.(a)(b)	3,984	90,477
Nektar Therapeutics(a)	3,345	24,318
Novavax Inc.(a)(b)	3,058	6,177
Nymox Pharmaceutical Corp.(a)(b)	738	6,162
OncoGenex Pharmaceutical Inc.(a)	452	7,698
Oncothyreon Inc.(a)	1,380	12,682
Optimer Pharmaceuticals Inc.(a)(b)	2,154	25,611
Orexigen Therapeutics Inc.(a)(b)	1,317	2,094
Pacific Biosciences of California Inc.(a)	347	4,060
PDL BioPharma Inc.	5,355	31,434
Peregrine Pharmaceuticals Inc.(a)(b)	3,155	5,868
PharmAthene Inc.(a)	1,657	4,872
Regeneron Pharmaceuticals Inc.(a)	3,388	192,134
RTI Biologics Inc.(a)	143	388
Sangamo BioSciences Inc.(a)(b)	2,431	14,319
Savient Pharmaceuticals Inc.(a)(b)	2,347	17,579
Seattle Genetics Inc.(a)(b)	4,484	92,012
Sequenom Inc.(a)(b)	3,199	24,153
Sunesis Pharmaceuticals Inc.(a)	1,235	2,581
SuperGen Inc.(a)	266	793
Transcept Pharmaceuticals Inc.(a)(b)	182	1,993
Trius Therapeutics Inc.(a)	296	2,344
Vertex Pharmaceuticals Inc.(a)	8,472	440,459
Vical Inc.(a)(b)	2,969	12,232
ZIOPHARM Oncology Inc.(a)(b)	2,719	16,640
		5,378,838
BUILDING MATERIALS—0.15%
AAON Inc.(b)	873	19,067
Armstrong World Industries Inc.	97	4,419
Broadwind Energy Inc.(a)(b)	1,445	2,095
Drew Industries Inc.	327	8,084
Eagle Materials Inc.	1,675	46,682
Interline Brands Inc.(a)	133	2,443
Lennox International Inc.	2,478	106,728
Martin Marietta Materials Inc.	994	79,490
Masco Corp.	16,642	200,203
Trex Co. Inc.(a)(b)	723	17,699
USG Corp.(a)(b)	2,353	33,742
		520,652
CHEMICALS—3.31%
A. Schulman Inc.	73	1,839

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Air Products and Chemicals Inc.	9,847	941,176
Airgas Inc.	3,648	255,506
Albemarle Corp.	4,261	294,861
American Vanguard Corp.	168	2,179
Balchem Corp.	1,341	58,709
Celanese Corp. Series A	7,260	387,031
CF Industries Holdings Inc.	2,774	392,993
Chemtura Corp.(a)	2,748	50,014
Codexis Inc.(a)(b)	1,141	10,988
E.I. du Pont de Nemours and Co.	43,159	2,332,744
Eastman Chemical Co.	3,303	337,137
Ecolab Inc.	10,781	607,833
FMC Corp.	3,334	286,791
H.B. Fuller Co.	153	3,736
Hawkins Inc.(b)	404	14,633
Huntsman Corp.	1,748	32,950
Innophos Holdings Inc.	1,009	49,239
Innospec Inc.(a)(b)	984	33,072
International Flavors & Fragrances Inc.	3,736	240,001
Intrepid Potash Inc.(a)	2,432	79,040
KMG Chemicals Inc.	293	4,934
Kraton Performance Polymers Inc.(a)	1,294	50,686
Kronos Worldwide Inc.	1,013	31,859
Lubrizol Corp.	2,988	401,199
LyondellBasell Industries NV Class A	990	38,135
Mosaic Co. (The)	12,805	867,283
NewMarket Corp.	419	71,527
NL Industries Inc.	294	5,398
Olin Corp.	2,233	50,600
OMNOVA Solutions Inc.(a)	2,102	14,630
PolyOne Corp.	3,147	48,684
PPG Industries Inc.	7,350	667,306
Praxair Inc.	14,099	1,528,191
Quaker Chemical Corp.	450	19,354
Rockwood Holdings Inc.(a)	3,016	166,755
Sherwin-Williams Co. (The)	4,171	349,822
Sigma-Aldrich Corp.	5,662	415,477
Solutia Inc.(a)	5,683	129,856
TPC Group Inc.(a)	398	15,609
Valspar Corp. (The)	566	20,410
W.R. Grace & Co.(a)	3,072	140,175
Westlake Chemical Corp.	195	10,120
Zep Inc.	1,020	19,278

		11,479,760
COAL—0.57%
Alpha Natural Resources Inc.(a)	5,906	268,369
Arch Coal Inc.	810	21,594
Cloud Peak Energy Inc.(a)	584	12,439
CONSOL Energy Inc.	10,532	510,591
Hallador Energy Co.	191	1,832
Patriot Coal Corp.(a)	3,958	88,105
Peabody Energy Corp.	12,582	741,206
Walter Energy Inc.	2,895	335,241
Westmoreland Coal Co.(a)	125	2,219

		1,981,596
COMMERCIAL SERVICES—2.74%
Aaron’s Inc.	2,711	76,613
ABM Industries Inc.	682	15,918
Accretive Health Inc.(a)(b)	1,859	53,521

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Advance America Cash Advance Centers Inc.	299	2,060
Advisory Board Co. (The)(a)(b)	737	42,658
Alliance Data Systems Corp.(a)(b)	2,371	223,040
American Public Education Inc.(a)	835	37,166
AMN Healthcare Services Inc.(a)	837	6,964
Apollo Group Inc. Class A(a)	5,607	244,914
Arbitron Inc.	1,261	52,117
Avis Budget Group Inc.(a)	4,879	83,382
Booz Allen Hamilton Holding Corp.(a)	523	9,995
Bridgepoint Education Inc.(a)(b)	830	20,750
Capella Education Co.(a)	731	30,592
Cardtronics Inc.(a)	2,001	46,923
Cass Information Systems Inc.	387	14,613
CDI Corp.	82	1,090
Cenveo Inc.(a)	1,359	8,698
Chemed Corp.	989	64,799
Coinstar Inc.(a)(b)	1,456	79,410
Consolidated Graphics Inc.(a)	418	22,969
Corporate Executive Board Co. (The)	1,604	70,015
CorVel Corp.(a)	288	13,507
CoStar Group Inc.(a)(b)	1,175	69,654
CRA International Inc.(a)	86	2,330
Deluxe Corp.	2,389	59,032
DeVry Inc.	2,599	153,679
Dollar Financial Corp.(a)	2,019	43,711
Dollar Thrifty Automotive Group Inc.(a)	1,343	99,033
Electro Rent Corp.	361	6,180
Equifax Inc.	303	10,520
Essex Rental Corp.(a)	102	672
ExamWorks Group Inc.(a)	1,257	31,915
ExlService Holdings Inc.(a)(b)	751	17,348
Exponent Inc.(a)(b)	651	28,325
FleetCor Technologies Inc.(a)	688	20,392
Forrester Research Inc.	684	22,545
Gartner Inc.(a)(b)	4,520	182,111
Genpact Ltd.(a)	4,540	78,270
Grand Canyon Education Inc.(a)	1,332	18,888
Green Dot Corp. Class A(a)	1,027	34,897
H&E Equipment Services Inc.(a)	612	8,562
H&R Block Inc.	8,341	133,790
Hackett Group Inc. (The)(a)(b)	918	4,673
Healthcare Services Group Inc.	3,074	49,953
HealthSpring Inc.(a)	1,707	78,710
Heartland Payment Systems Inc.	1,791	36,895
Heidrick & Struggles International Inc.	66	1,494
Hertz Global Holdings Inc.(a)	11,362	180,429
Hillenbrand Inc.	2,913	68,892
HMS Holdings Corp.(a)(b)	1,313	100,930
Huron Consulting Group Inc.(a)(b)	970	29,304
ICF International Inc.(a)	322	8,172
Insperity Inc.	1,065	31,535
Intersections Inc.	427	7,771
Iron Mountain Inc.	8,375	285,504
ITT Educational Services Inc.(a)(b)	1,304	102,025
K12 Inc.(a)(b)	1,216	40,298
KAR Auction Services Inc.(a)	265	5,011
Kendle International Inc.(a)	41	618

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Kenexa Corp.(a)(b)	1,221	29,280
Kforce Inc.(a)(b)	1,391	18,194
Korn/Ferry International(a)	122	2,683
Landauer Inc.	438	26,976
Lender Processing Services Inc.	4,014	83,933
MasterCard Inc. Class A	4,985	1,502,180
MAXIMUS Inc.	806	66,680
McGrath RentCorp	475	13,338
McKesson Corp.	11,717	980,127
Medifast Inc.(a)(b)	640	15,187
Monro Muffler Brake Inc.	1,417	52,840
Moody’s Corp.	9,263	355,236
Morningstar Inc.	1,133	68,864
Multi-Color Corp.	30	741
National American University Holdings Inc.	412	3,877
National Research Corp.	85	3,105
Odyssey Marine Exploration Inc.(a)	825	2,582
On Assignment Inc.(a)	193	1,897
PAREXEL International Corp.(a)(b)	2,476	58,335
Pharmaceutical Product Development Inc.	4,647	124,725
Pre-Paid Legal Services Inc.(a)	344	22,873
PRGX Global Inc.(a)	908	6,492
Providence Service Corp. (The)(a)	120	1,518
Quad Graphics Inc.	106	4,119
Robert Half International Inc.	6,824	184,453
Rollins Inc.	2,959	60,304
RPX Corp.(a)	444	12,445
Rural/Metro Corp.(a)(b)	844	14,551
Saba Software Inc.(a)	1,315	11,874
SAIC Inc.(a)	4,317	72,612
Senomyx Inc.(a)(b)	1,839	9,452
ServiceSource International Inc.(a)	464	10,310
SFN Group Inc.(a)	315	2,863
Sotheby’s	3,139	136,546
Standard Parking Corp.(a)(b)	735	11,738
Steiner Leisure Ltd.(a)	698	31,885
Strayer Education Inc.(b)	569	71,916
SuccessFactors Inc.(a)	3,672	107,957
Swisher Hygiene Inc.(a)	3,932	22,137
Team Health Holdings Inc.(a)	1,239	27,890
Team Inc.(a)	905	21,838
TeleTech Holdings Inc.(a)(b)	1,178	24,832
TMS International Corp.(a)	243	3,171
TNS Inc.(a)(b)	1,172	19,455
Towers Watson & Co. Class A	549	36,075
Transcend Services Inc.(a)	409	12,021
TrueBlue Inc.(a)	1,351	19,562
United Rentals Inc.(a)	857	21,768
Universal Technical Institute Inc.	992	19,612
Valassis Communications Inc.(a)	2,283	69,175
Verisk Analytics Inc. Class A(a)	4,650	160,983
Viad Corp.	126	2,809
VirnetX Holding Corp.(a)(b)	1,892	54,754
Visa Inc. Class A	7,850	661,441
VistaPrint NV(a)	1,999	95,652
Weight Watchers International Inc.	1,347	101,658
Western Union Co.	29,383	588,541

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Wright Express Corp.(a)(b)	1,795	93,466
Zipcar Inc.(a)	371	7,572

		9,524,882
COMPUTERS—9.80%
3D Systems Corp.(a)	1,948	38,395
Accenture PLC Class A	30,004	1,812,842
Apple Inc.(a)	42,976	14,425,754
CACI International Inc. Class A(a)	99	6,245
Cadence Design Systems Inc.(a)	12,498	131,979
Cognizant Technology Solutions Corp. Class A(a)	14,139	1,036,954
Computer Task Group Inc.(a)	492	6,480
Dell Inc.(a)	56,056	934,454
Digimarc Corp.(a)	291	10,194
Dot Hill Systems Corp.(a)	599	1,701
DST Systems Inc.	240	12,672
Echelon Corp.(a)	1,632	14,835
Electronics For Imaging Inc.(a)	152	2,617
EMC Corp.(a)	95,620	2,634,331
FactSet Research Systems Inc.	2,144	219,374
Fortinet Inc.(a)	5,572	152,060
Furmanite Corp.(a)(b)	1,717	13,633
iGATE Corp.	1,438	23,468
IHS Inc. Class A(a)	2,296	191,532
Immersion Corp.(a)	1,213	10,347
Integral Systems Inc.(a)	50	609
International Business Machines Corp.	56,287	9,656,035
Jack Henry & Associates Inc.	4,012	120,400
Limelight Networks Inc.(a)	2,671	12,180
LivePerson Inc.(a)	2,448	34,615
Magma Design Automation Inc.(a)	3,103	24,793
Manhattan Associates Inc.(a)(b)	1,010	34,784
Maxwell Technologies Inc.(a)(b)	1,318	21,338
Mentor Graphics Corp.(a)	1,987	25,453
MICROS Systems Inc.(a)	3,770	187,407
MTS Systems Corp.	724	30,285
NCI Inc. Class A(a)(b)	54	1,227
NCR Corp.(a)	5,793	109,430
NetApp Inc.(a)	17,096	902,327
NetScout Systems Inc.(a)(b)	1,736	36,265
OCZ Technology Group Inc.(a)(b)	2,388	19,104
Radiant Systems Inc.(a)	1,869	39,062
RealD Inc.(a)	1,807	42,266
Riverbed Technology Inc.(a)(b)	7,133	282,396
Silicon Graphics International Corp.(a)	1,440	24,768
SRA International Inc. Class A(a)	171	5,287
STEC Inc.(a)(b)	1,910	32,489
Stratasys Inc.(a)(b)	982	33,093
Super Micro Computer Inc.(a)(b)	1,248	20,080
Sykes Enterprises Inc.(a)	214	4,607
Synaptics Inc.(a)(b)	1,595	41,055
Synopsys Inc.(a)	470	12,084
Syntel Inc.	716	42,330
Teradata Corp.(a)	7,845	472,269
Tyler Technologies Inc.(a)	1,489	39,875
Unisys Corp.(a)	832	21,382

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Virtusa Corp.(a)	703	13,322
Wave Systems Corp. Class A(a)(b)	3,850	10,857

		34,033,341
COSMETICS & PERSONAL CARE—1.01%
Avon Products Inc.	19,992	559,776
Colgate-Palmolive Co.	20,494	1,791,381
Elizabeth Arden Inc.(a)	924	26,824
Estee Lauder Companies Inc. (The) Class A	5,244	551,616
Inter Parfums Inc.	748	17,226
Procter & Gamble Co. (The)	8,691	552,487

		3,499,310
DISTRIBUTION & WHOLESALE—0.47%
Beacon Roofing Supply Inc.(a)(b)	2,136	48,743
Brightpoint Inc.(a)	1,382	11,208
Chindex International Inc.(a)(b)	229	3,119
Core-Mark Holding Co. Inc.(a)	70	2,499
Fastenal Co.(b)	13,703	493,171
Genuine Parts Co.	1,996	108,582
Houston Wire & Cable Co.	825	12,829
LKQ Corp.(a)	6,780	176,890
MWI Veterinary Supply Inc.(a)	583	47,089
Owens & Minor Inc.	2,411	83,155
Pool Corp.	2,239	66,745
Rentrak Corp.(a)	431	7,646
ScanSource Inc.(a)	183	6,859
United Stationers Inc.	111	3,933
W.W. Grainger Inc.	2,646	406,558
Watsco Inc.	1,307	88,863
WESCO International Inc.(a)	945	51,115

		1,619,004
DIVERSIFIED FINANCIAL SERVICES—1.91%
Affiliated Managers Group Inc.(a)	1,727	175,204
American Express Co.	29,541	1,527,270
Artio Global Investors Inc. Class A	1,340	15,142
BGC Partners Inc. Class A	3,513	27,156
BlackRock Inc.(c)	2,114	405,486
CBOE Holdings Inc.	2,449	60,245
Charles Schwab Corp. (The)	46,658	767,524
Cohen & Steers Inc.	685	22,708
Credit Acceptance Corp.(a)(b)	310	26,186
Diamond Hill Investment Group Inc.	119	9,674
Discover Financial Services	2,510	67,143
Duff & Phelps Corp. Class A	1,411	18,103
Eaton Vance Corp.	5,519	166,839
Encore Capital Group Inc.(a)	749	23,009
Epoch Holding Corp.	686	12,245
Evercore Partners Inc. Class A	914	30,454
Federated Investors Inc. Class B(b)	3,402	81,104
Financial Engines Inc.(a)	1,780	46,138
Franklin Resources Inc.	6,733	883,976
GAMCO Investors Inc. Class A	198	9,165
Greenhill & Co. Inc.(b)	1,379	74,218
Higher One Holdings Inc.(a)(b)	1,422	26,904
Imperial Holdings Inc.(a)	695	7,061
IntercontinentalExchange Inc.(a)	3,417	426,134
Ladenburg Thalmann Financial Services Inc.(a)(b)	4,946	6,825

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Lazard Ltd. Class A(b)	5,154	191,213
LPL Investment Holdings Inc.(a)	1,342	45,910
MarketAxess Holdings Inc.	1,334	33,430
NASDAQ OMX Group Inc. (The)(a)	701	17,735
Netspend Holdings Inc.(a)	1,382	13,820
NYSE Euronext Inc.	3,759	128,821
optionsXpress Holdings Inc.	1,977	32,976
Portfolio Recovery Associates Inc.(a)(b)	795	67,408
Pzena Investment Management Inc. Class A	405	2,300
Stifel Financial Corp.(a)	994	35,645
T. Rowe Price Group Inc.	12,071	728,364
TD Ameritrade Holding Corp.	10,170	198,417
Teton Advisors Inc. Class B(a)(d)	3	50
Virtus Investment Partners Inc.(a)	238	14,447
Waddell & Reed Financial Inc. Class A	4,013	145,873
Westwood Holdings Group Inc.	290	11,049
World Acceptance Corp.(a)(b)	736	48,260

		6,631,631
ELECTRIC—0.06%
Ameresco Inc. Class A(a)	821	11,642
Atlantic Power Corp.(a)	242	3,683
EnerNOC Inc.(a)(b)	333	5,241
ITC Holdings Corp.	2,372	170,239
Otter Tail Corp.	90	1,899

		192,704
ELECTRICAL COMPONENTS & EQUIPMENT—0.77%
A123 Systems Inc.(a)(b)	734	3,905
Active Power Inc.(a)	3,718	9,109
AMETEK Inc.	7,474	335,583
Belden Inc.	1,889	65,850
Capstone Turbine Corp.(a)(b)	11,431	17,489
Coleman Cable Inc.(a)	389	5,714
Emerson Electric Co.	34,932	1,964,925
EnerSys Inc.(a)	684	23,543
Generac Holdings Inc.(a)	427	8,284
General Cable Corp.(a)	1,258	53,566
GrafTech International Ltd.(a)	316	6,405
Graham Corp.	457	9,323
Insteel Industries Inc.	44	552
Littelfuse Inc.	929	54,551
Power-One Inc.(a)(b)	2,968	24,041
PowerSecure International Inc.(a)	133	960
SatCon Technology Corp.(a)(b)	4,286	10,244
Universal Display Corp.(a)	1,788	62,741
Valence Technology Inc.(a)	1,488	1,756
Vicor Corp.	911	14,731

		2,673,272
ELECTRONICS—1.08%
Agilent Technologies Inc.(a)	16,172	826,551
American Science and Engineering Inc.	422	33,760
Amphenol Corp. Class A	8,186	441,962
Analogic Corp.	432	22,719
Arrow Electronics Inc.(a)	757	31,415
Badger Meter Inc.	583	21,565
Brady Corp. Class A	188	6,027
Coherent Inc.(a)	832	45,985

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Cubic Corp.	324	16,521
Cymer Inc.(a)	352	17,428
Daktronics Inc.	302	3,259
DDi Corp.	251	2,395
Dolby Laboratories Inc. Class A(a)(b)	2,468	104,791
Electro Scientific Industries Inc.(a)	97	1,872
FARO Technologies Inc.(a)(b)	759	33,244
FEI Co.(a)(b)	1,662	63,472
FLIR Systems Inc.	7,421	250,162
Fluidigm Corp.(a)	300	5,031
Garmin Ltd.(b)	340	11,230
Gentex Corp.	6,634	200,546
II-VI Inc.(a)(b)	2,404	61,542
Jabil Circuit Inc.	7,390	149,278
Kemet Corp.(a)	105	1,500
L-1 Identity Solutions Inc.(a)	930	10,928
LeCroy Corp.(a)	762	9,174
Measurement Specialties Inc.(a)	695	24,812
Mettler-Toledo International Inc.(a)(b)	1,494	251,993
Multi-Fineline Electronix Inc.(a)	71	1,534
National Instruments Corp.	4,220	125,292
NVE Corp.(a)(b)	222	12,976
OSI Systems Inc.(a)(b)	682	29,326
OYO Geospace Corp.(a)	202	20,200
Plexus Corp.(a)(b)	1,582	55,069
Pulse Electronics Corp.	1,933	8,544
Rofin-Sinar Technologies Inc.(a)	621	21,207
Rogers Corp.(a)(b)	253	11,689
SRS Labs Inc.(a)	550	5,275
Stoneridge Inc.(a)(b)	1,229	18,115
Taser International Inc.(a)(b)	2,817	12,817
Thomas & Betts Corp.(a)	590	31,771
Trimble Navigation Ltd.(a)	5,699	225,908
TTM Technologies Inc.(a)	572	9,163
Viasystems Group Inc.(a)	12	270
Waters Corp.(a)	4,259	407,757
Watts Water Technologies Inc. Class A	126	4,462
Woodward Inc.	2,858	99,630
Zagg Inc.(a)	928	12,435
Zygo Corp.(a)(b)	121	1,600

		3,764,202
ENERGY - ALTERNATE SOURCES—0.16%
Amyris Inc.(a)	820	23,034
Clean Energy Fuels Corp.(a)(b)	2,303	30,285
Covanta Holding Corp.	360	5,936
First Solar Inc.(a)(b)	2,767	365,991
FuelCell Energy Inc.(a)(b)	5,774	7,564
FutureFuel Corp.	311	3,766
Gevo Inc.(a)	276	4,342
GT Solar International Inc.(a)(b)	5,851	94,786
Solazyme Inc.(a)	388	8,912
Syntroleum Corp.(a)(b)	3,436	5,051

		549,667

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

ENGINEERING & CONSTRUCTION—0.27%
AECOM Technology Corp.(a)	2,482	67,858
Argan Inc.(a)	64	649
Chicago Bridge & Iron Co. NV	2,683	104,369
Dycom Industries Inc.(a)	273	4,461
Fluor Corp.	8,099	523,681
KBR Inc.	458	17,262
McDermott International Inc.(a)	9,538	188,948
Mistras Group Inc.(a)	684	11,081
MYR Group Inc.(a)	879	20,568

		938,877
ENTERTAINMENT—0.15%
Bally Technologies Inc.(a)(b)	1,865	75,868
Churchill Downs Inc.	155	6,987
Cinemark Holdings Inc.	3,917	81,121
International Game Technology	7,164	125,943
Lions Gate Entertainment Corp.(a)	2,125	14,068
National CineMedia Inc.	2,562	43,324
Pinnacle Entertainment Inc.(a)	168	2,503
Regal Entertainment Group Class A	1,250	15,438
Scientific Games Corp. Class A(a)	1,417	14,652
Shuffle Master Inc.(a)	2,031	19,000
Six Flags Entertainment Corp.	1,938	72,578
Vail Resorts Inc.	1,324	61,195
Warner Music Group Corp.(a)	851	6,995

		539,672
ENVIRONMENTAL CONTROL—0.29%
Calgon Carbon Corp.(a)	2,089	35,513
Casella Waste Systems Inc. Class A(a)	1,021	6,228
Clean Harbors Inc.(a)(b)	1,089	112,439
Darling International Inc.(a)	5,437	96,235
EnergySolutions Inc.	808	3,992
Fuel Tech Inc.(a)(b)	803	5,324
Heritage-Crystal Clean Inc.(a)	220	4,220
Met-Pro Corp.	46	523
Metalico Inc.(a)(b)	1,078	6,360
Mine Safety Appliances Co.	1,262	47,123
Nalco Holding Co.	5,718	159,018
Rentech Inc.(a)(b)	10,357	10,978
Stericycle Inc.(a)	3,990	355,589
Tetra Tech Inc.(a)	588	13,230
TRC Companies Inc.(a)	824	5,150
US Ecology Inc.	804	13,748
Waste Connections Inc.	4,624	146,720
WCA Waste Corp.(a)	54	311

		1,022,701
FOOD—1.66%
Arden Group Inc. Class A	30	2,761
B&G Foods Inc. Class A	1,276	26,311
Cal-Maine Foods Inc.(b)	39	1,246
Calavo Growers Inc.	550	11,583
Campbell Soup Co.	6,241	215,627
ConAgra Foods Inc.	2,394	61,789
Corn Products International Inc.	2,866	158,432
Diamond Foods Inc.(b)	1,023	78,096
Dole Food Co. Inc.(a)	312	4,218
Flowers Foods Inc.	5,196	114,520

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Fresh Market Inc. (The)(a)	1,307	50,555
General Mills Inc.	22,370	832,611
H.J. Heinz Co.	8,734	465,348
Hain Celestial Group Inc.(a)	409	13,644
Hershey Co. (The)	5,269	299,543
Hormel Foods Corp.	3,387	100,966
J&J Snack Foods Corp.	664	33,100
Kellogg Co.	10,690	591,371
Kroger Co. (The)	21,110	523,528
Lifeway Foods Inc.(a)(b)	205	2,292
M&F Worldwide Corp.(a)	26	672
McCormick & Co. Inc. NVS	4,212	208,789
Ruddick Corp.	1,233	53,685
Sara Lee Corp.	22,569	428,585
Smart Balance Inc.(a)	1,258	6,516
Sysco Corp.	27,116	845,477
Tootsie Roll Industries Inc.	1,019	29,816
TreeHouse Foods Inc.(a)	972	53,081
United Natural Foods Inc.(a)(b)	2,248	95,922
Whole Foods Market Inc.	7,186	455,952

		5,766,036
FOREST PRODUCTS & PAPER—0.30%
Deltic Timber Corp.	502	26,952
International Paper Co.	4,308	128,465
Neenah Paper Inc.	352	7,491
Plum Creek Timber Co. Inc.(b)	4,538	183,970
Potlatch Corp.(b)	1,002	35,341
Rayonier Inc.	3,770	246,369
Rock-Tenn Co. Class A	3,219	213,548
Temple-Inland Inc.	1,309	38,930
Weyerhaeuser Co.	7,258	158,660
Xerium Technologies Inc.(a)	512	9,498

		1,049,224
GAS—0.02%
National Fuel Gas Co.	561	40,841
South Jersey Industries Inc.	245	13,306

		54,147
HAND & MACHINE TOOLS—0.05%
Franklin Electric Co. Inc.	1,011	47,467
Kennametal Inc.	445	18,783
Lincoln Electric Holdings Inc.	2,407	86,291
Snap-on Inc.	489	30,553

		183,094
HEALTH CARE - PRODUCTS—3.84%
Abaxis Inc.(a)	1,046	28,503
ABIOMED Inc.(a)	1,472	23,846
Accuray Inc.(a)	2,796	22,396
Align Technology Inc.(a)	2,850	64,980
Arthrocare Corp.(a)	1,269	42,473
AtriCure Inc.(a)	653	8,424
Atrion Corp.	73	14,439
Bacterin International Holdings Inc.(a)	1,037	2,945
Baxter International Inc.	23,856	1,423,965
Becton, Dickinson and Co.	10,166	876,004
BG Medicine Inc.(a)	312	2,484
BIOLASE Technology Inc.(a)	305	1,568
Bruker Corp.(a)	3,936	80,137

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

C.R. Bard Inc.	3,981	437,353
Caliper Life Sciences Inc.(a)	2,193	17,785
CardioNet Inc.(a)	340	1,805
Cardiovascular Systems Inc.(a)	617	8,984
CareFusion Corp.(a)	3,250	88,302
Cepheid Inc.(a)	2,871	99,451
Cerus Corp.(a)(b)	1,889	5,667
Columbia Laboratories Inc.(a)	2,754	8,510
Conceptus Inc.(a)(b)	1,449	16,910
Cooper Companies Inc. (The)	580	45,959
Covidien PLC	12,302	654,835
Cyberonics Inc.(a)	1,317	36,810
Delcath Systems Inc.(a)(b)	2,006	10,351
DENTSPLY International Inc.	2,669	101,636
DexCom Inc.(a)	3,117	45,165
Edwards Lifesciences Corp.(a)	5,329	464,582
Endologix Inc.(a)	2,274	21,148
Exactech Inc.(a)(b)	281	5,061
Female Health Co. (The)	858	4,290
Gen-Probe Inc.(a)	2,228	154,066
Haemonetics Corp.(a)	1,194	76,858
Hanger Orthopedic Group Inc.(a)	816	19,968
Hansen Medical Inc.(a)(b)	2,177	7,424
HeartWare International Inc.(a)(b)	558	41,337
Henry Schein Inc.(a)(b)	2,268	162,366
Hill-Rom Holdings Inc.	2,660	122,466
ICU Medical Inc.(a)(b)	137	5,987
IDEXX Laboratories Inc.(a)	2,665	206,697
Immucor Inc.(a)	2,644	53,990
Insulet Corp.(a)(b)	2,136	47,355
Intuitive Surgical Inc.(a)	1,826	679,473
Invacare Corp.	77	2,556
IRIS International Inc.(a)	590	5,894
Johnson & Johnson	25,987	1,728,655
Kensey Nash Corp.(a)	396	9,991
Kinetic Concepts Inc.(a)	2,331	134,336
Luminex Corp.(a)	1,756	36,700
MAKO Surgical Corp.(a)(b)	1,487	44,209
Masimo Corp.	2,441	72,449
Medical Action Industries Inc.(a)	333	2,714
MEDTOX Scientific Inc.	352	6,149
Medtronic Inc.	42,920	1,653,708
Merge Healthcare Inc.(a)	2,412	12,542
Meridian Bioscience Inc.	1,906	45,954
Merit Medical Systems Inc.(a)	1,686	30,297
Metabolix Inc.(a)(b)	1,133	8,090
Microvision Inc.(a)(b)	4,884	5,958
Natus Medical Inc.(a)(b)	700	10,605
Neoprobe Corp.(a)	4,127	13,702
NuVasive Inc.(a)(b)	1,844	60,631
NxStage Medical Inc.(a)	2,074	43,181
OraSure Technologies Inc.(a)(b)	2,170	18,510
Orthofix International NV(a)(b)	839	35,632
Patterson Companies Inc.	1,909	62,787
PSS World Medical Inc.(a)	2,578	72,210
Quidel Corp.(a)	1,324	20,059
ResMed Inc.(a)(b)	7,106	219,931

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Rockwell Medical Technologies Inc.(a)	745	9,566
Sirona Dental Systems Inc.(a)	2,591	137,582
SonoSite Inc.(a)	642	22,579
Spectranetics Corp.(a)	1,550	9,641
St. Jude Medical Inc.	15,282	728,646
Staar Surgical Co.(a)(b)	1,488	7,886
Stereotaxis Inc.(a)(b)	2,050	7,196
Steris Corp.	2,752	96,265
Stryker Corp.	14,569	855,055
Symmetry Medical Inc.(a)	424	3,803
Synergetics USA Inc.(a)	1,034	5,697
Synovis Life Technologies Inc.(a)(b)	532	9,267
TECHNE Corp.	1,724	143,730
Thoratec Corp.(a)	2,659	87,268
Tornier NV(a)	490	13,206
Unilife Corp.(a)(b)	2,641	13,680
Uroplasty Inc.(a)	838	6,285
Varian Medical Systems Inc.(a)	5,446	381,329
Vascular Solutions Inc.(a)	788	9,771
Volcano Corp.(a)(b)	2,423	78,239
West Pharmaceutical Services Inc.	853	37,327
Young Innovations Inc.	88	2,510
Zoll Medical Corp.(a)(b)	1,018	57,680

		13,326,413
HEALTH CARE - SERVICES—0.79%
Air Methods Corp.(a)	526	39,313
Alliance Healthcare Services Inc.(a)(b)	1,138	4,324
AMERIGROUP Corp.(a)	1,357	95,628
Bio-Reference Laboratories Inc.(a)(b)	1,142	23,868
Brookdale Senior Living Inc.(a)	3,938	95,497
Capital Senior Living Corp.(a)(b)	415	3,855
Centene Corp.(a)	1,452	51,590
Continucare Corp.(a)	1,005	6,211
Covance Inc.(a)	2,819	167,364
DaVita Inc.(a)	4,438	384,375
Emeritus Corp.(a)(b)	1,420	30,175
Ensign Group Inc. (The)	758	23,036
HCA Holdings Inc.(a)	3,757	123,981
Health Management Associates Inc. Class A(a)	11,765	126,827
IPC The Hospitalist Co. Inc.(a)	761	35,272
Laboratory Corp. of America Holdings(a)	4,657	450,751
LHC Group Inc.(a)(b)	37	853
Lincare Holdings Inc.	4,401	128,817
MEDNAX Inc.(a)	2,237	161,489
Metropolitan Health Networks Inc.(a)	1,910	9,149
Molina Healthcare Inc.(a)	786	21,316
Neostem Inc.(a)(b)	1,588	2,350
Quest Diagnostics Inc.	6,713	396,738
RadNet Inc.(a)	1,417	6,235
Select Medical Holdings Corp.(a)	468	4,151
Skilled Healthcare Group Inc. Class A(a)	62	587
Sunrise Senior Living Inc.(a)	1,995	19,012
Tenet Healthcare Corp.(a)	1,251	7,806
U.S. Physical Therapy Inc.	548	13,552

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Universal Health Services Inc. Class B	4,199	216,375
WellCare Health Plans Inc.(a)	1,978	101,689

		2,752,186
HOLDING COMPANIES - DIVERSIFIED—0.01%
Heckmann Corp.(a)	2,113	12,762
Primoris Services Corp.	1,083	13,971

		26,733
HOME BUILDERS—0.00%
Winnebago Industries Inc.(a)(b)	1,353	13,070

		13,070
HOME FURNISHINGS—0.12%
DTS Inc.(a)	809	32,805
Ethan Allen Interiors Inc.	395	8,410
Harman International Industries Inc.	2,144	97,702
Tempur-Pedic International Inc.(a)	3,181	215,735
TiVo Inc.(a)	5,540	57,007
Universal Electronics Inc.(a)(b)	269	6,795

		418,454
HOUSEHOLD PRODUCTS & WARES—0.54%
A.T. Cross Co. Class A(a)	407	4,636
American Greetings Corp. Class A	110	2,644
Avery Dennison Corp.	308	11,898
Church & Dwight Co. Inc.	3,847	155,957
Clorox Co. (The)	359	24,211
Fossil Inc.(a)	2,432	286,295
Kimberly-Clark Corp.	15,994	1,064,561
Oil-Dri Corp. of America	42	900
Scotts Miracle-Gro Co. (The) Class A	1,824	93,590
Spectrum Brands Holdings Inc.(a)	613	19,616
Tupperware Brands Corp.	2,900	195,605
WD-40 Co.	786	30,685

		1,890,598
HOUSEWARES—0.04%
Libbey Inc.(a)	922	14,955
National Presto Industries Inc.	223	22,632
Toro Co. (The)	1,443	87,302

		124,889
INSURANCE—0.04%
AmTrust Financial Services Inc.	142	3,235
Crawford & Co. Class B	1,198	8,470
Erie Indemnity Co. Class A	1,286	90,946
Flagstone Reinsurance Holdings SA	141	1,189
Greenlight Capital Re Ltd. Class A(a)	294	7,729
Hallmark Financial Services Inc.(a)	228	1,794
State Auto Financial Corp.	84	1,464
Validus Holdings Ltd.	495	15,320

		130,147
INTERNET—4.66%
1-800-FLOWERS.COM Inc.(a)	69	214
AboveNet Inc.	1,079	76,026
Active Network Inc. (The)(a)	571	10,050
Akamai Technologies Inc.(a)	7,896	248,487
Amazon.com Inc.(a)	16,890	3,453,836
Ancestry.com Inc.(a)(b)	1,472	60,926
Archipelago Learning Inc.(a)(b)	344	3,392

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Ariba Inc.(a)(b)	4,488	154,701
Blue Coat Systems Inc.(a)	754	16,482
Blue Nile Inc.(a)(b)	597	26,256
Boingo Wireless Inc.(a)	197	1,789
BroadSoft Inc.(a)	1,048	39,960
Cogent Communications Group Inc.(a)	2,136	36,333
comScore Inc.(a)	1,481	38,358
Constant Contact Inc.(a)(b)	1,369	34,745
DealerTrack Holdings Inc.(a)	1,649	37,845
Dice Holdings Inc.(a)	2,251	30,434
Digital River Inc.(a)(b)	232	7,461
eBay Inc.(a)	29,244	943,704
ePlus Inc.(a)	13	344
Equinix Inc.(a)	2,177	219,921
eResearchTechnology Inc.(a)(b)	1,177	7,498
Expedia Inc.	5,286	153,241
F5 Networks Inc.(a)	3,769	415,532
FriendFinder Networks Inc.(a)	232	942
Global Sources Ltd.(a)	502	4,613
Google Inc. Class A(a)	11,696	5,922,621
HealthStream Inc.(a)	714	9,475
ICG Group Inc.(a)	120	1,468
InfoSpace Inc.(a)	222	2,025
interCLICK Inc.(a)	953	7,586
Internap Network Services Corp.(a)	2,091	15,369
IntraLinks Holdings Inc.(a)	1,485	25,661
j2 Global Communications Inc.(a)(b)	2,137	60,328
Keynote Systems Inc.	648	14,016
LinkedIn Corp.(a)	418	37,658
Lionbridge Technologies Inc.(a)	2,862	9,101
Liquidity Services Inc.(a)	873	20,612
LoopNet Inc.(a)	771	14,171
MediaMind Technologies Inc.(a)	328	7,196
Move Inc.(a)(b)	7,294	15,974
Netflix Inc.(a)	2,441	641,226
NIC Inc.	2,973	40,017
NutriSystem Inc.	1,235	17,364
OpenTable Inc.(a)	1,094	90,933
Openwave Systems Inc.(a)	1,188	2,721
Overstock.com Inc.(a)(b)	538	8,188
Perficient Inc.(a)	793	8,136
Priceline.com Inc.(a)	2,307	1,181,023
Quepasa Corp.(a)	317	2,298
QuinStreet Inc.(a)(b)	152	1,973
Rackspace Hosting Inc.(a)	4,789	204,682
ReachLocal Inc.(a)(b)	463	9,644
Responsys Inc.(a)	440	7,801
RightNow Technologies Inc.(a)(b)	1,146	37,130
S1 Corp.(a)	343	2,566
Sapient Corp.(a)	5,077	76,307
Shutterfly Inc.(a)	1,384	79,469
Sourcefire Inc.(a)	1,321	39,260
SPS Commerce Inc.(a)	391	6,956
Stamps.com Inc.	486	6,483
Support.com Inc.(a)(b)	1,397	6,706
Symantec Corp.(a)	35,112	692,409
TechTarget Inc.(a)	469	3,550

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

TeleCommunication Systems Inc.(a)	908	4,386
TIBCO Software Inc.(a)	7,711	223,773
Towerstream Corp.(a)	1,568	7,824
Travelzoo Inc.(a)(b)	257	16,612
US Auto Parts Network Inc.(a)	687	5,262
ValueClick Inc.(a)(b)	3,657	60,706
Vasco Data Security International Inc.(a)	1,256	15,637
VeriSign Inc.	7,829	261,958
Vocus Inc.(a)(b)	819	25,070
Web.com Group Inc.(a)	1,351	16,644
WebMD Health Corp.(a)	2,746	125,163
Websense Inc.(a)(b)	1,868	48,512
XO Group Inc.(a)(b)	838	8,338
Zix Corp.(a)(b)	3,085	11,846

		16,184,924
IRON & STEEL—0.35%
AK Steel Holding Corp.	1,030	16,233
Allegheny Technologies Inc.	4,932	313,034
Carpenter Technology Corp.	2,046	118,013
Cliffs Natural Resources Inc.	6,304	582,805
Metals USA Holdings Corp.(a)(b)	539	8,031
Reliance Steel & Aluminum Co.	504	25,024
Schnitzer Steel Industries Inc. Class A	295	16,992
Steel Dynamics Inc.	7,405	120,331

		1,200,463
LEISURE TIME—0.27%
Ambassadors Group Inc.	189	1,669
Brunswick Corp.	4,138	84,415
Harley-Davidson Inc.	10,980	449,850
Interval Leisure Group Inc.(a)	1,869	25,587
Life Time Fitness Inc.(a)	1,781	71,080
Marine Products Corp.(a)(b)	227	1,525
Polaris Industries Inc.	1,504	167,200
Royal Caribbean Cruises Ltd.(a)	3,500	131,740
Town Sports International Holdings Inc.(a)	402	3,059

		936,125
LODGING—0.68%
Ameristar Casinos Inc.	1,497	35,494
Choice Hotels International Inc.	110	3,670
Hyatt Hotels Corp. Class A(a)	105	4,286
Las Vegas Sands Corp.(a)	18,226	769,319
Marriott International Inc. Class A	12,926	458,744
MGM Resorts International(a)	3,618	47,794
Morgans Hotel Group Co.(a)	344	2,473
Starwood Hotels & Resorts Worldwide Inc.	9,066	508,059
Wynn Resorts Ltd.	3,682	528,514

		2,358,353
MACHINERY—2.60%
Alamo Group Inc.	20	474
Albany International Corp. Class A	247	6,518
Altra Holdings Inc.(a)(b)	1,248	29,939
Applied Industrial Technologies Inc.	1,969	70,116
Babcock & Wilcox Co. (The)(a)	5,463	151,380
Bucyrus International Inc.	3,517	322,368
Cascade Corp.	22	1,047

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Caterpillar Inc.	29,960	3,189,542
Cognex Corp.	1,574	55,767
Columbus McKinnon Corp.(a)	707	12,698
Cummins Inc.	9,120	943,829
Deere & Co.	19,505	1,608,187
DXP Enterprises Inc.(a)	404	10,241
Flow International Corp.(a)(b)	1,936	6,892
Flowserve Corp.	2,361	259,450
Gardner Denver Inc.	2,430	204,241
Global Power Equipment Group Inc.(a)	369	9,786
Gorman-Rupp Co. (The)	702	23,124
Graco Inc.	2,819	142,810
IDEX Corp.	3,451	158,228
iRobot Corp.(a)(b)	1,104	38,960
Joy Global Inc.	4,870	463,819
Kadant Inc.(a)	150	4,726
Lindsay Corp.(b)	584	40,179
Manitowoc Co. Inc. (The)	6,124	103,128
Middleby Corp. (The)(a)	871	81,909
Nordson Corp.	2,820	154,677
Park-Ohio Holdings Corp.(a)	387	8,181
Rockwell Automation Inc.	6,706	581,813
Sauer-Danfoss Inc.(a)(b)	538	27,110
Tennant Co.	892	35,618
Twin Disc Inc.	393	15,182
Wabtec Corp.	2,244	147,476
Zebra Technologies Corp. Class A(a)	2,539	107,070

		9,016,485
MACHINERY - DIVERSIFIED—0.02%
Chart Industries Inc.(a)	1,365	73,683

		73,683
MANUFACTURING—3.25%
3M Co.	29,159	2,765,731
Actuant Corp. Class A	507	13,603
Acuity Brands Inc.	2,013	112,285
AZZ Inc.	583	26,701
Blount International Inc.(a)(b)	2,261	39,500
Brink’s Co. (The)	1,875	55,931
Carlisle Companies Inc.	233	11,471
CLARCOR Inc.	2,226	105,245
Colfax Corp.(a)(b)	1,142	28,322
Cooper Industries PLC	5,015	299,245
Danaher Corp.	25,521	1,352,358
Donaldson Co. Inc.	3,546	215,171
Dover Corp.	6,746	457,379
Eaton Corp.	6,010	309,215
EnPro Industries Inc.(a)(b)	413	19,853
ESCO Technologies Inc.	319	11,739
Fabrinet(a)(b)	948	23,017
Federal Signal Corp.	245	1,607
GP Strategies Corp.(a)	201	2,746
Handy & Harman Ltd.(a)	39	600
Harsco Corp.	330	10,758
Hexcel Corp.(a)(b)	3,851	84,298
Honeywell International Inc.	36,574	2,179,445
Illinois Tool Works Inc.	19,361	1,093,703
Ingersoll-Rand PLC	12,206	554,275

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Koppers Holdings Inc.	957	36,299
Lancaster Colony Corp.	870	52,913
Leggett & Platt Inc.	4,987	121,583
LSB Industries Inc.(a)	853	36,611
Matthews International Corp. Class A	528	21,199
Myers Industries Inc.	109	1,121
Pall Corp.	5,396	303,417
Parker Hannifin Corp.	3,105	278,643
PMFG Inc.(a)(b)	815	16,178
Polypore International Inc.(a)	1,814	123,062
Raven Industries Inc.	840	46,796
Roper Industries Inc.	4,457	371,268
Smith & Wesson Holding Corp.(a)(b)	949	2,847
SPX Corp.	649	53,646
Standex International Corp.	103	3,159
Sturm, Ruger & Co. Inc.	877	19,250
Textron Inc.	746	17,613

		11,279,803
MEDIA—2.74%
Acacia Research Corp.(a)	1,988	72,940
Belo Corp. Class A(a)	1,269	9,556
Cablevision NY Group Class A	10,095	365,540
CBS Corp. Class B NVS	4,817	137,236
Charter Communications Inc. Class A(a)	2,692	146,068
Comcast Corp. Class A	55,880	1,415,999
Crown Media Holdings Inc. Class A(a)(b)	361	690
Cumulus Media Inc. Class A(a)(b)	193	675
Demand Media Inc.(a)(b)	367	4,973
DG FastChannel Inc.(a)	977	31,313
DIRECTV Class A(a)	35,681	1,813,308
Discovery Communications Inc. Series A(a)	12,946	530,268
DISH Network Corp. Class A(a)	6,985	214,230
Entravision Communications Corp. Class A(a)	1,367	2,529
Global Traffic Network Inc.(a)	664	7,629
John Wiley & Sons Inc. Class A	2,164	112,550
Liberty Global Inc. Series A(a)	11,399	513,411
Lin TV Corp. Class A(a)	105	511
McGraw-Hill Companies Inc. (The)	11,654	488,419
Nexstar Broadcasting Group Inc.(a)	94	772
Nielsen Holdings NV(a)	3,225	100,491
Scripps Networks Interactive Inc. Class A	4,352	212,726
Sinclair Broadcast Group Inc. Class A	150	1,647
Sirius XM Radio Inc.(a)(b)	183,398	401,642
Thomson Reuters Corp.	8,251	309,908
Time Warner Cable Inc.	15,633	1,219,999
Value Line Inc.	47	630
Viacom Inc. Class B NVS	27,192	1,386,792
World Wrestling Entertainment Inc.	1,132	10,788

		9,513,240
METAL FABRICATE & HARDWARE—0.46%
Ampco-Pittsburgh Corp.	34	797
CIRCOR International Inc.	505	21,629
Dynamic Materials Corp.	620	13,900
Haynes International Inc.	440	27,249
Mueller Industries Inc.	239	9,061
NN Inc.(a)	781	11,684

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Omega Flex Inc.(a)	133	1,866
Precision Castparts Corp.	6,667	1,097,722
RBC Bearings Inc.(a)(b)	808	30,510
Sun Hydraulics Corp.	621	29,684
Timken Co. (The)	3,429	172,822
TriMas Corp.(a)(b)	1,188	29,403
Valmont Industries Inc.	1,056	101,788
Worthington Industries Inc.	1,664	38,438

		1,586,553
MINING—1.07%
Allied Nevada Gold Corp.(a)	4,146	146,644
AMCOL International Corp.	1,132	43,197
Coeur d’Alene Mines Corp.(a)	259	6,283
Compass Minerals International Inc.	1,530	131,687
Freeport-McMoRan Copper & Gold Inc.	44,024	2,328,870
General Moly Inc.(a)(b)	3,133	13,973
Globe Specialty Metals Inc.	2,929	65,668
Gold Resource Corp.	1,320	32,908
Golden Minerals Co.(a)	484	8,606
Hecla Mining Co.(a)	12,975	99,778
Horsehead Holding Corp.(a)	99	1,319
Kaiser Aluminum Corp.	328	17,915
Materion Corp.(a)	66	2,440
Midway Gold Corp.(a)	3,713	7,277
Molycorp Inc.(a)(b)	2,604	159,000
Noranda Aluminium Holding Corp.(a)	1,056	15,988
Paramount Gold and Silver Corp.(a)	5,443	17,744
Revett Minerals Inc.(a)	643	2,900
Royal Gold Inc.	2,525	147,889
RTI International Metals Inc.(a)	187	7,175
Southern Copper Corp.	7,900	259,673
Stillwater Mining Co.(a)	4,788	105,384
Titanium Metals Corp.	2,115	38,747
United States Lime & Minerals Inc.(a)(b)	24	984
Ur-Energy Inc.(a)	3,939	6,302
Uranerz Energy Corp.(a)(b)	3,000	9,060
Uranium Energy Corp.(a)(b)	3,314	10,141
Uranium Resources Inc.(a)	4,340	7,248
US Gold Corp.(a)(b)	4,899	29,541
Vista Gold Corp.(a)	518	1,466

		3,725,807
MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.	1,244	24,034

		24,034
OFFICE FURNISHINGS—0.06%
CompX International Inc.	5	66
Herman Miller Inc.	2,662	72,460
HNI Corp.	2,079	52,224
Interface Inc. Class A	2,446	47,379
Knoll Inc.	2,223	44,616
Steelcase Inc. Class A	432	4,920

		221,665
OIL & GAS —7.31%
Abraxas Petroleum Corp.(a)(b)	3,824	14,646
Alon USA Energy Inc.	401	4,519
Anadarko Petroleum Corp.	3,514	269,735
Apache Corp.	5,132	633,237

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Apco Oil and Gas International Inc.(b)	424	36,858
Approach Resources Inc.(a)(b)	747	16,934
Atlas Energy Inc. Escrow(a)(d)	2,658	266
ATP Oil & Gas Corp.(a)	2,069	31,676
Atwood Oceanics Inc.(a)	752	33,186
Berry Petroleum Co. Class A	2,395	127,246
Bill Barrett Corp.(a)	167	7,740
BPZ Resources Inc.(a)(b)	1,148	3,765
Brigham Exploration Co.(a)	5,440	162,819
Cabot Oil & Gas Corp.	4,855	321,935
Callon Petroleum Co.(a)	1,818	12,762
Carrizo Oil & Gas Inc.(a)	1,809	75,526
Cheniere Energy Inc.(a)(b)	3,260	29,862
Chevron Corp.	5,325	547,623
Cimarex Energy Co.	1,057	95,045
Clayton Williams Energy Inc.(a)(b)	274	16,454
Cobalt International Energy Inc.(a)	5,121	69,799
Concho Resources Inc.(a)	4,804	441,247
Contango Oil & Gas Co.(a)	567	33,135
Continental Resources Inc.(a)	1,946	126,315
Crosstex Energy Inc.	1,685	20,052
CVR Energy Inc.(a)	4,080	100,450
Denbury Resources Inc.(a)	15,558	311,160
Diamond Offshore Drilling Inc.	1,510	106,319
Energy XXI (Bermuda) Ltd.(a)	3,500	116,270
EOG Resources Inc.	12,475	1,304,261
EQT Corp.	2,447	128,516
Evolution Petroleum Corp.(a)(b)	747	5,304
EXCO Resources Inc.	6,344	111,972
Exxon Mobil Corp.	168,948	13,748,988
Forest Oil Corp.(a)	4,146	110,740
Frontier Oil Corp.	4,961	160,290
FX Energy Inc.(a)(b)	2,431	21,344
GeoResources Inc.(a)	364	8,186
GMX Resources Inc.(a)	895	3,983
Goodrich Petroleum Corp.(a)	1,204	22,166
Gulfport Energy Corp.(a)(b)	1,808	53,680
Helmerich & Payne Inc.	4,106	271,489
HollyFrontier Corp.	2,048	142,131
Houston American Energy Corp.(b)	774	14,033
Hyperdynamics Corp.(a)	7,229	31,085
Isramco Inc.(a)	50	3,304
Kodiak Oil & Gas Corp.(a)(b)	8,327	48,047
Kosmos Energy Ltd.(a)	1,285	21,819
Magnum Hunter Resources Corp.(a)	5,175	34,983
McMoRan Exploration Co.(a)	4,565	84,361
Murphy Oil Corp.	1,375	90,283
Newfield Exploration Co.(a)	3,606	245,280
Noble Energy Inc.	1,648	147,710
Northern Oil and Gas Inc.(a)(b)	2,934	64,988
Oasis Petroleum Inc.(a)	2,766	82,095
Occidental Petroleum Corp.	10,880	1,131,955
Panhandle Oil and Gas Inc.	324	9,555
Patterson-UTI Energy Inc.	797	25,193
Petrohawk Energy Corp.(a)	11,689	288,368
PetroQuest Energy Inc.(a)	575	4,037
Pioneer Drilling Co.(a)	1,988	30,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Pioneer Natural Resources Co.	4,400	394,108
QEP Resources Inc.	6,448	269,720
Quicksilver Resources Inc.(a)	362	5,343
Range Resources Corp.	7,468	414,474
Resolute Energy Corp.(a)(b)	2,145	34,663
Rex Energy Corp.(a)	1,388	14,255
Rosetta Resources Inc.(a)	2,463	126,943
Rowan Companies Inc.(a)	977	37,917
SandRidge Energy Inc.(a)	19,054	203,116
SM Energy Co.	2,389	175,544
Southwestern Energy Co.(a)	16,168	693,284
Stone Energy Corp.(a)	2,277	69,198
Triangle Petroleum Corp.(a)	960	6,202
Ultra Petroleum Corp.(a)	7,107	325,501
VAALCO Energy Inc.(a)	283	1,704
Venoco Inc.(a)	323	4,115
Voyager Oil & Gas Inc.(a)	1,589	4,719
W&T Offshore Inc.	1,620	42,314
Warren Resources Inc.(a)	516	1,966
Western Refining Inc.(a)(b)	2,303	41,615
Whiting Petroleum Corp.(a)	5,454	310,387
Zion Oil & Gas Inc.(a)(b)	1,165	6,932

		25,401,044
OIL & GAS SERVICES—3.17%
Baker Hughes Inc.	8,039	583,310
Basic Energy Services Inc.(a)	1,120	35,246
Cal Dive International Inc.(a)	2,731	16,331
Cameron International Corp.(a)	8,392	422,034
CARBO Ceramics Inc.	891	145,188
Complete Production Services Inc.(a)	3,668	122,365
Core Laboratories NV	2,120	236,465
Dawson Geophysical Co.(a)	101	3,449
Dresser-Rand Group Inc.(a)(b)	3,707	199,251
Dril-Quip Inc.(a)	1,594	108,121
Flotek Industries Inc.(a)	2,320	19,766
FMC Technologies Inc.(a)(b)	11,169	500,260
Geokinetics Inc.(a)(b)	496	3,909
Global Geophysical Services Inc.(a)	842	14,988
Gulf Island Fabrication Inc.	97	3,131
Halliburton Co.	42,523	2,168,673
ION Geophysical Corp.(a)	6,105	57,753
Key Energy Services Inc.(a)	5,195	93,510
Lufkin Industries Inc.	1,416	121,847
Matrix Service Co.(a)	190	2,542
Mitcham Industries Inc.(a)	252	4,360
Newpark Resources Inc.(a)	278	2,521
Oceaneering International Inc.	5,044	204,282
Oil States International Inc.(a)(b)	2,002	159,980
RPC Inc.	1,992	48,884
Schlumberger Ltd.	63,060	5,448,384
Superior Energy Services Inc.(a)	3,702	137,492
Targa Resources Corp.	764	25,563
Tesco Corp.(a)	1,137	22,069
Tetra Technologies Inc.(a)	378	4,812
Thermon Group Holdings Inc.(a)	465	5,580
Tidewater Inc.	154	8,287

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Willbros Group Inc.(a)	345	2,946
World Fuel Services Corp.	1,869	67,153

		11,000,452
PACKAGING & CONTAINERS—0.25%
AEP Industries Inc.(a)	223	6,509
Astronics Corp.(a)(b)	434	13,367
Ball Corp.	7,806	300,219
Crown Holdings Inc.(a)	7,247	281,329
Graham Packaging Co. Inc.(a)	84	2,118
Graphic Packaging Holding Co.(a)	6,492	35,317
Packaging Corp. of America	4,283	119,881
Silgan Holdings Inc.	2,299	94,190

		852,930
PHARMACEUTICALS—4.41%
Abbott Laboratories	67,825	3,568,951
Achillion Pharmaceuticals Inc.(a)	1,851	13,771
Acura Pharmaceuticals Inc.(a)(b)	500	1,935
Akorn Inc.(a)(b)	2,606	18,242
Alimera Sciences Inc.(a)	522	4,254
Alkermes Inc.(a)	4,431	82,417
Allergan Inc.	14,164	1,179,153
Allos Therapeutics Inc.(a)(b)	2,955	6,324
Alnylam Pharmaceuticals Inc.(a)(b)	1,708	16,004
AmerisourceBergen Corp.	12,732	527,105
Amicus Therapeutics Inc.(a)	733	4,354
Ampio Pharmaceuticals Inc.(a)	921	7,175
Amylin Pharmaceuticals Inc.(a)	6,079	81,215
Anacor Pharmaceuticals Inc.(a)	503	3,249
Antares Pharma Inc.(a)	4,075	9,006
Anthera Pharmaceuticals Inc.(a)	794	6,487
Ardea Biosciences Inc.(a)	779	19,833
Array BioPharma Inc.(a)	1,171	2,623
Auxilium Pharmaceuticals Inc.(a)(b)	2,223	43,571
AVANIR Pharmaceuticals Inc. Class A(a)(b)	5,179	17,401
AVI BioPharma Inc.(a)(b)	6,300	9,009
BioMarin Pharmaceutical Inc.(a)	5,154	140,240
BioScrip Inc.(a)	1,434	9,307
BioSpecifics Technologies Corp.(a)(b)	230	5,152
Cadence Pharmaceuticals Inc.(a)(b)	1,766	16,247
Cardinal Health Inc.	8,146	369,991
Catalyst Health Solutions Inc.(a)	1,980	110,524
Chelsea Therapeutics International Ltd.(a)(b)	2,434	12,413
Corcept Therapeutics Inc.(a)(b)	1,908	7,613
Cubist Pharmaceuticals Inc.(a)	2,786	100,268
Dendreon Corp.(a)(b)	6,777	267,285
Depomed Inc.(a)	2,494	20,401
DURECT Corp.(a)	3,488	7,081
Dusa Pharmaceuticals Inc.(a)(b)	1,136	7,066
Dyax Corp.(a)	3,757	7,439
Dynavax Technologies Corp.(a)(b)	5,440	14,960
Eli Lilly and Co.	15,724	590,122
Emergent BioSolutions Inc.(a)	1,132	25,527
Endo Pharmaceuticals Holdings Inc.(a)	5,416	217,561
Endocyte Inc.(a)	668	9,566
Express Scripts Inc.(a)(b)	24,589	1,327,314
Gilead Sciences Inc.(a)	36,576	1,514,612
Herbalife Ltd.	5,541	319,383

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Hi-Tech Pharmacal Co. Inc.(a)(b)	149	4,311
Hospira Inc.(a)	6,542	370,670
Idenix Pharmaceuticals Inc.(a)(b)	706	3,530
Impax Laboratories Inc.(a)	2,770	60,358
Infinity Pharmaceuticals Inc.(a)(b)	888	7,335
Ironwood Pharmaceuticals Inc. Class A(a)	2,344	36,848
Isis Pharmaceuticals Inc.(a)(b)	4,628	42,392
ISTA Pharmaceuticals Inc.(a)	1,205	9,212
Jazz Pharmaceuticals Inc.(a)	1,026	34,217
K-V Pharmaceutical Co. Class A(a)	1,584	4,308
Keryx Biopharmaceuticals Inc.(a)	3,210	15,183
Lannett Co. Inc.(a)(b)	233	1,160
MannKind Corp.(a)(b)	3,589	13,638
MAP Pharmaceuticals Inc.(a)	1,016	16,226
Mead Johnson Nutrition Co. Class A	1,738	117,402
Medco Health Solutions Inc.(a)	18,575	1,049,859
Medicines Co. (The)(a)	1,425	23,527
Medicis Pharmaceutical Corp. Class A	2,364	90,234
Medivation Inc.(a)(b)	1,456	31,202
Mylan Inc.(a)	18,474	455,754
Nabi Biopharmaceuticals(a)	1,989	10,701
Nature’s Sunshine Products Inc.(a)	519	10,110
Neogen Corp.(a)(b)	1,078	48,736
Neurocrine Biosciences Inc.(a)	1,643	13,226
NPS Pharmaceuticals Inc.(a)	3,997	37,772
Obagi Medical Products Inc.(a)	861	8,119
Omega Protein Corp.(a)	88	1,214
Onyx Pharmaceuticals Inc.(a)	2,944	103,923
Opko Health Inc.(a)(b)	5,060	18,671
Osiris Therapeutics Inc.(a)(b)	775	5,999
Pacira Pharmaceuticals Inc.(a)	227	2,724
Pain Therapeutics Inc.(a)	1,714	6,633
Par Pharmaceutical Companies Inc.(a)	1,166	38,455
Pernix Therapeutics Holdings(a)	153	1,302
Perrigo Co.	3,857	338,915
PetMed Express Inc.	1,005	11,909
Pharmacyclics Inc.(a)(b)	2,134	22,279
Pharmasset Inc.(a)	1,728	193,882
POZEN Inc.(a)(b)	1,178	4,948
Progenics Pharmaceuticals Inc.(a)(b)	1,009	7,245
Questcor Pharmaceuticals Inc.(a)	2,468	59,479
Raptor Pharmaceutical Corp.(a)	1,512	9,359
Rigel Pharmaceuticals Inc.(a)	2,432	22,301
Sagent Pharmaceuticals Inc.(a)	309	8,337
Salix Pharmaceuticals Ltd.(a)	2,714	108,099
Santarus Inc.(a)	2,476	8,344
Schiff Nutrition International Inc.	159	1,779
SciClone Pharmaceuticals Inc.(a)(b)	1,595	9,634
SIGA Technologies Inc.(a)(b)	1,598	15,565
Spectrum Pharmaceuticals Inc.(a)(b)	2,419	22,412
Star Scientific Inc.(a)(b)	4,408	19,836
Sucampo Pharmaceuticals Inc.(a)	589	2,415
SXC Health Solutions Corp.(a)	2,876	169,454
Synta Pharmaceuticals Corp.(a)(b)	1,082	5,442
Synutra International Inc.(a)(b)	829	8,141
Targacept Inc.(a)	1,277	26,906
Theravance Inc.(a)	2,676	59,434

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

United Therapeutics Corp.(a)	2,405	132,515
USANA Health Sciences Inc.(a)(b)	316	9,884
Vanda Pharmaceuticals Inc.(a)	1,225	8,747
VIVUS Inc.(a)(b)	3,806	30,981
Warner Chilcott PLC Class A	7,188	173,446
Watson Pharmaceuticals Inc.(a)	5,543	380,970
XenoPort Inc.(a)(b)	1,347	9,591
Zalicus Inc.(a)(b)	2,094	4,984
Zogenix Inc.(a)	519	2,081

		15,306,416
PIPELINES—0.25%
El Paso Corp.	33,627	679,265
Kinder Morgan Inc.	5,421	155,745
ONEOK Inc.	373	27,606

		862,616
REAL ESTATE—0.15%
CB Richard Ellis Group Inc. Class A(a)	13,578	340,944
HFF Inc. Class A(a)	1,349	20,356
Jones Lang LaSalle Inc.	1,546	145,788

		507,088
REAL ESTATE INVESTMENT TRUSTS—1.49%
Acadia Realty Trust	386	7,847
Alexander’s Inc.	95	37,715
American Assets Trust Inc.	1,415	31,767
American Campus Communities Inc.	1,398	49,657
Apartment Investment and Management Co. Class A	3,766	96,146
Associated Estates Realty Corp.	100	1,625
Boston Properties Inc.	5,555	589,719
Camden Property Trust	2,352	149,634
CBL & Associates Properties Inc.	2,151	38,998
Cogdell Spencer Inc.	547	3,277
Corporate Office Properties Trust	1,041	32,386
Digital Realty Trust Inc.(b)	4,423	273,253
DuPont Fabros Technology Inc.	1,041	26,233
EastGroup Properties Inc.	577	24,528
Equity Lifestyle Properties Inc.	811	50,639
Equity Residential	1,000	60,000
Essex Property Trust Inc.	845	114,320
Extra Space Storage Inc.	1,697	36,197
Federal Realty Investment Trust	2,187	186,289
FelCor Lodging Trust Inc.(a)(b)	2,892	15,414
Getty Realty Corp.	554	13,977
Gladstone Commercial Corp.	184	3,189
Glimcher Realty Trust	4,048	38,456
Highwoods Properties Inc.	2,537	84,051
Home Properties Inc.	1,816	110,558
Investors Real Estate Trust	712	6,166
Kilroy Realty Corp.	1,339	52,877
LTC Properties Inc.	244	6,788
Macerich Co. (The)	2,178	116,523
Mid-America Apartment Communities Inc.	1,705	115,036
National Health Investors Inc.	500	22,215
Newcastle Investment Corp.	3,448	19,929
Omega Healthcare Investors Inc.	4,472	93,957
PS Business Parks Inc.	167	9,202
Public Storage	6,148	700,933

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Sabra Healthcare REIT Inc.	321	5,364
Saul Centers Inc.	341	13,425
Simon Property Group Inc.	11,139	1,294,686
Strategic Hotels & Resorts Inc.(a)	2,055	14,549
Tanger Factory Outlet Centers Inc.	3,779	101,164
UDR Inc.	670	16,449
Universal Health Realty Income Trust	254	10,155
Urstadt Biddle Properties Inc. Class A	136	2,463
Ventas Inc.	7,150	376,876
Vornado Realty Trust	942	87,776
Washington Real Estate Investment Trust	781	25,398

		5,167,806
RETAIL—7.42%
99 Cents Only Stores(a)	250	5,060
Abercrombie & Fitch Co. Class A	3,509	234,822
Advance Auto Parts Inc.	3,618	211,617
Aeropostale Inc.(a)	3,740	65,450
AFC Enterprises Inc.(a)(b)	1,151	18,934
America’s Car-Mart Inc.(a)	222	7,326
ANN Inc.(a)	2,419	63,136
Ascena Retail Group Inc.(a)	2,919	99,392
AutoNation Inc.(a)(b)	939	34,377
AutoZone Inc.(a)	1,238	365,024
Bed Bath & Beyond Inc.(a)	11,578	675,808
Big Lots Inc.(a)	1,202	39,846
Biglari Holdings Inc.(a)	5	1,955
BJ’s Restaurants Inc.(a)	1,118	58,539
BJ’s Wholesale Club Inc.(a)	254	12,789
Body Central Corp.(a)(b)	546	12,847
Bravo Brio Restaurant Group Inc.(a)(b)	895	21,865
Brinker International Inc.	3,633	88,863
Buckle Inc. (The)	1,252	53,460
Buffalo Wild Wings Inc.(a)	851	56,430
California Pizza Kitchen Inc.(a)	679	12,541
Caribou Coffee Co. Inc.(a)	278	3,681
CarMax Inc.(a)	1,732	57,277
Carrols Restaurant Group Inc.(a)	585	6,107
Casey’s General Stores Inc.	1,764	77,616
Cash America International Inc.	458	26,505
Cato Corp. (The) Class A	1,285	37,008
CEC Entertainment Inc.	922	36,982
Cheesecake Factory Inc. (The)(a)	2,684	84,197
Chico’s FAS Inc.	5,453	83,049
Chipotle Mexican Grill Inc.(a)	1,446	445,643
Conn’s Inc.(a)(b)	39	337
Copart Inc.(a)	2,767	128,942
Cost Plus Inc.(a)	559	5,590
Costco Wholesale Corp.	20,302	1,649,335
Cracker Barrel Old Country Store Inc.	1,007	49,655
Darden Restaurants Inc.	6,340	315,478
Denny’s Corp.(a)(b)	3,328	12,913
Destination Maternity Corp.	499	9,970
Dick’s Sporting Goods Inc.(a)	4,376	168,257
DineEquity Inc.(a)	719	37,582
Dollar General Corp.(a)	4,603	155,996
Dollar Tree Inc.(a)	5,682	378,535

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Domino’s Pizza Inc.(a)	1,093	27,587
DSW Inc. Class A(a)(b)	928	46,966
Einstein Noah Restaurant Group Inc.	240	3,593
Express Inc.	2,568	55,982
EZCORP Inc.(a)	2,181	77,589
Family Dollar Stores Inc.	5,684	298,751
Finish Line Inc. (The) Class A	735	15,729
First Cash Financial Services Inc.(a)	1,455	61,096
Genesco Inc.(a)	110	5,731
GNC Holdings Inc. Class A(a)	1,062	23,162
Gordmans Stores Inc.(a)	235	4,087
hhgregg Inc.(a)(b)	48	643
Hibbett Sports Inc.(a)	1,273	51,824
Home Depot Inc. (The)	44,782	1,622,004
HSN Inc.(a)	1,857	61,133
J. Crew Group Inc. Escrow(a)(d)	2,573	—
Jack in the Box Inc.(a)	129	2,939
Jamba Inc.(a)(b)	3,063	6,555
Jos. A. Bank Clothiers Inc.(a)(b)	1,284	64,213
Kenneth Cole Productions Inc. Class A(a)(b)	109	1,361
Kohl’s Corp.	11,418	571,014
Krispy Kreme Doughnuts Inc.(a)	2,718	25,848
Limited Brands Inc.	12,371	475,665
Lumber Liquidators Holdings Inc.(a)(b)	1,075	27,305
Macy’s Inc.	2,454	71,755
McDonald’s Corp.	48,219	4,065,826
Men’s Wearhouse Inc. (The)	409	13,783
MSC Industrial Direct Co. Inc. Class A	2,059	136,532
New York & Co. Inc.(a)	74	366
Nordstrom Inc.	7,579	355,758
Nu Skin Enterprises Inc. Class A(b)	2,546	95,602
O’Reilly Automotive Inc.(a)(b)	6,407	419,723
P.F. Chang’s China Bistro Inc.	971	39,073
Panera Bread Co. Class A(a)	1,348	169,390
Pantry Inc. (The)(a)	77	1,447
Papa John’s International Inc.(a)(b)	917	30,500
PetSmart Inc.	5,270	239,100
Pier 1 Imports Inc.(a)	1,563	18,084
PriceSmart Inc.	827	42,367
Red Robin Gourmet Burgers Inc.(a)	543	19,754
Rite Aid Corp.(a)	1,917	2,550
Ross Stores Inc.	5,461	437,535
rue21 Inc.(a)(b)	696	22,620
Ruth’s Hospitality Group Inc.(a)	276	1,548
Sally Beauty Holdings Inc.(a)	4,087	69,888
Select Comfort Corp.(a)	2,253	40,509
Sonic Corp.(a)	2,872	30,529
Starbucks Corp.	34,836	1,375,674
Systemax Inc.(a)	28	418
Target Corp.	1,697	79,606
Texas Roadhouse Inc.	2,734	47,941
Tiffany & Co.	5,935	466,016
Titan Machinery Inc.(a)	231	6,648
TJX Companies Inc. (The)	17,943	942,546
Tractor Supply Co.	3,357	224,516
Ulta Salon, Cosmetics & Fragrance Inc.(a)	2,107	136,070
Under Armour Inc. Class A(a)	1,692	130,809
Urban Outfitters Inc.(a)	5,587	157,274

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Vera Bradley Inc.(a)	920	35,144
Vitamin Shoppe Inc.(a)	1,153	52,761
Wal-Mart Stores Inc.	62,673	3,330,443
Walgreen Co.	40,161	1,705,236
Williams-Sonoma Inc.	2,542	92,758
Winmark Corp.	108	4,680
Yum! Brands Inc.	21,636	1,195,173
Zumiez Inc.(a)(b)	987	24,645

		25,774,110
SAVINGS & LOANS—0.02%
BofI Holding Inc.(a)	23	331
Clifton Savings Bancorp Inc.	38	420
Hudson City Bancorp Inc.	2,222	18,198
Investors Bancorp Inc.(a)	299	4,246
People’s United Financial Inc.	3,278	44,056
Westfield Financial Inc.	340	2,761

		70,012
SEMICONDUCTORS—2.77%
Advanced Analogic Technologies Inc.(a)	417	2,525
Advanced Micro Devices Inc.(a)(b)	28,565	199,669
Aeroflex Holding Corp.(a)	922	16,734
Altera Corp.	14,975	694,091
Amtech Systems Inc.(a)	417	8,607
Analog Devices Inc.	13,925	545,024
Applied Materials Inc.	3,859	50,206
Applied Micro Circuits Corp.(a)(b)	2,488	22,044
Atmel Corp.(a)	19,900	279,993
ATMI Inc.(a)	84	1,716
Avago Technologies Ltd.	8,890	337,820
AXT Inc.(a)	630	5,342
Broadcom Corp. Class A(a)	24,914	838,107
Cabot Microelectronics Corp.(a)	246	11,432
Cavium Inc.(a)(b)	2,251	98,121
CEVA Inc.(a)	1,071	32,623
Cirrus Logic Inc.(a)	3,077	48,924
Cree Inc.(a)(b)	300	10,077
Cypress Semiconductor Corp.(a)	7,809	165,082
Diodes Inc.(a)	1,641	42,830
eMagin Corp.(a)	806	4,892
Entegris Inc.(a)	2,029	20,533
Entropic Communications Inc.(a)(b)	3,982	35,400
Exar Corp.(a)	156	987
Freescale Semiconductor Holdings I Ltd.(a)	1,255	23,079
Hittite Microwave Corp.(a)	1,456	90,141
Inphi Corp.(a)	954	16,600
Integrated Device Technology Inc.(a)	4,433	34,843
Intersil Corp. Class A	2,907	37,355
IPG Photonics Corp.(a)	1,281	93,142
IXYS Corp.(a)	735	11,010
KLA-Tencor Corp.	6,032	244,175
Kopin Corp.(a)	1,158	5,454
Lam Research Corp.(a)	5,785	256,160
Lattice Semiconductor Corp.(a)	1,686	10,993
Linear Technology Corp.	10,583	349,451
LSI Corp.(a)	8,500	60,520
LTX-Credence Corp.(a)	1,239	11,077
Maxim Integrated Products Inc.	13,726	350,837

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

MaxLinear Inc.(a)(b)	743	6,434
MEMC Electronic Materials Inc.(a)	6,339	54,072
Micrel Inc.	2,343	24,789
Microchip Technology Inc.	8,852	335,579
Microsemi Corp.(a)	4,015	82,308
Mindspeed Technologies Inc.(a)(b)	845	6,760
MIPS Technologies Inc.(a)	1,726	11,927
Monolithic Power Systems Inc.(a)(b)	1,069	16,484
MoSys Inc.(a)(b)	1,516	8,717
National Semiconductor Corp.	11,021	271,227
NetLogic Microsystems Inc.(a)	3,175	128,334
NVIDIA Corp.(a)	27,897	444,539
OmniVision Technologies Inc.(a)	2,126	74,006
ON Semiconductor Corp.(a)	20,667	216,383
Pericom Semiconductor Corp.(a)(b)	133	1,189
PMC-Sierra Inc.(a)	618	4,678
Power Integrations Inc.	1,340	51,496
QLogic Corp.(a)	3,973	63,250
Rambus Inc.(a)	4,563	66,985
Rovi Corp.(a)(b)	5,248	301,025
Rubicon Technology Inc.(a)(b)	815	13,741
Semtech Corp.(a)(b)	3,032	82,895
Silicon Image Inc.(a)	2,915	18,831
Silicon Laboratories Inc.(a)(b)	1,856	76,579
Skyworks Solutions Inc.(a)	8,792	202,040
Texas Instruments Inc.	34,266	1,124,953
TriQuint Semiconductor Inc.(a)	7,632	77,770
Ultra Clean Holdings Inc.(a)	1,057	9,598
Ultratech Inc.(a)	1,169	35,514
Varian Semiconductor Equipment Associates Inc.(a)	3,505	215,347
Veeco Instruments Inc.(a)(b)	1,321	63,950
Volterra Semiconductor Corp.(a)	1,141	28,137
Xilinx Inc.	12,344	450,186

		9,637,339
SOFTWARE—7.65%
ACI Worldwide Inc.(a)	1,553	52,445
Actuate Corp.(a)	1,536	8,986
Adobe Systems Inc.(a)	23,443	737,282
Advent Software Inc.(a)	1,525	42,959
Allscripts Healthcare Solutions Inc.(a)	7,125	138,367
American Reprographics Co.(a)	248	1,753
American Software Inc. Class A	1,056	8,775
ANSYS Inc.(a)	4,267	233,277
Aspen Technology Inc.(a)	3,932	67,552
athenahealth Inc.(a)(b)	1,621	66,623
Autodesk Inc.(a)	10,679	412,209
Automatic Data Processing Inc.	23,222	1,223,335
Blackbaud Inc.	2,068	57,325
Blackboard Inc.(a)	1,628	70,639
BMC Software Inc.(a)	8,219	449,579
Bottomline Technologies Inc.(a)(b)	1,581	39,067
Broadridge Financial Solutions Inc.	5,412	130,267
Callidus Software Inc.(a)	1,393	8,149
Cerner Corp.(a)	6,606	403,693
Citrix Systems Inc.(a)	8,737	698,960
CommVault Systems Inc.(a)(b)	2,047	90,989
Computer Programs and Systems Inc.	514	32,629

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Compuware Corp.(a)	7,435	72,566
Concur Technologies Inc.(a)	2,075	103,895
Convio Inc.(a)	562	6,075
Cornerstone OnDemand Inc.(a)	530	9,355
CSG Systems International Inc.(a)	772	14,267
Deltek Inc.(a)(b)	1,031	7,722
DemandTec Inc.(a)	1,501	13,659
Digi International Inc.(a)	188	2,444
Dun & Bradstreet Corp. (The)	2,298	173,591
DynaVox Inc.(a)(b)	344	2,614
Ebix Inc.(a)(b)	960	18,288
Electronic Arts Inc.(a)	15,450	364,620
Ellie Mae Inc.(a)	392	2,250
Emdeon Inc. Class A(a)	73	958
Envestnet Inc.(a)	890	13,217
EPIQ Systems Inc.	104	1,479
ePocrates Inc.(a)	270	4,979
Fair Isaac Corp.	1,079	32,586
FalconStor Software Inc.(a)(b)	1,427	6,393
Fiserv Inc.(a)	5,346	334,820
Geeknet Inc.(a)	204	5,451
Global Payments Inc.	3,720	189,720
Glu Mobile Inc.(a)	1,948	10,266
Guidance Software Inc.(a)(b)	646	5,265
inContact Inc.(a)	1,306	6,204
Informatica Corp.(a)	4,916	287,242
InnerWorkings Inc.(a)(b)	1,198	9,991
Interactive Intelligence Inc.(a)(b)	662	23,203
Intuit Inc.(a)	14,062	729,255
JDA Software Group Inc.(a)	366	11,306
Lawson Software Inc.(a)(b)	7,637	85,687
MedAssets Inc.(a)	1,816	24,262
Medidata Solutions Inc.(a)	978	23,345
MedQuist Holdings Inc.(a)	1,469	18,979
Microsoft Corp.	344,864	8,966,464
MicroStrategy Inc. Class A(a)	371	60,354
MoneyGram International Inc.(a)	3,549	11,783
Monotype Imaging Holdings Inc.(a)(b)	1,662	23,484
MSCI Inc. Class A(a)	5,583	210,367
NetSuite Inc.(a)(b)	1,265	49,588
Nuance Communications Inc.(a)	11,071	237,694
Omnicell Inc.(a)	740	11,537
OPNET Technologies Inc.	669	27,389
Oracle Corp.	178,497	5,874,336
Parametric Technology Corp.(a)	5,535	126,918
Paychex Inc.	13,815	424,397
PDF Solutions Inc.(a)	1,024	6,103
Pegasystems Inc.(b)	773	35,983
Progress Software Corp.(a)	1,850	44,640
PROS Holdings Inc.(a)(b)	999	17,473
QAD Inc. Class A(a)	306	3,127
QLIK Technologies Inc.(a)	3,271	111,410
Quality Systems Inc.	900	78,570
Quest Software Inc.(a)	870	19,775
RealPage Inc.(a)	1,409	37,296
Red Hat Inc.(a)	8,970	411,723
Renaissance Learning Inc.	207	2,596
Salesforce.com Inc.(a)	6,223	927,103
SciQuest Inc.(a)	573	9,793

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

SeaChange International Inc.(a)(b)	600	6,468
SEI Investments Co.	6,774	152,483
SolarWinds Inc.(a)(b)	2,648	69,219
Solera Holdings Inc.	3,283	194,222
Synchronoss Technologies Inc.(a)	1,228	38,964
Take-Two Interactive Software Inc.(a)	3,416	52,196
Taleo Corp. Class A(a)	1,908	70,653
Ultimate Software Group Inc. (The)(a)(b)	1,201	65,370
VeriFone Systems Inc.(a)	4,152	184,141
Verint Systems Inc.(a)	984	36,447
VMware Inc. Class A(a)	3,938	394,706

		26,585,586
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	444	9,408

		9,408
TELECOMMUNICATIONS—3.29%
8x8 Inc.(a)(b)	2,886	14,113
Acme Packet Inc.(a)	2,485	174,273
ADTRAN Inc.	3,005	116,324
Alaska Communications Systems Group Inc.(b)	426	3,779
American Tower Corp. Class A(a)	18,432	964,547
Anaren Inc.(a)	73	1,551
Anixter International Inc.	694	45,346
Aruba Networks Inc.(a)	3,966	117,195
Atlantic Tele-Network Inc.	101	3,874
Calix Inc.(a)(b)	1,748	36,393
Cbeyond Inc.(a)(b)	1,298	17,173
Ciena Corp.(a)	4,415	81,148
Cincinnati Bell Inc.(a)	2,670	8,864
Clearwire Corp. Class A(a)(b)	7,232	27,337
Consolidated Communications Holdings Inc.	971	18,876
Crown Castle International Corp.(a)	13,497	550,543
Dialogic Inc.(a)	718	3,231
DigitalGlobe Inc.(a)	1,638	41,622
EMS Technologies Inc.(a)	38	1,253
Extreme Networks Inc.(a)	1,168	3,784
Fairpoint Communications Inc.(a)	62	571
Finisar Corp.(a)	4,165	75,095
General Communication Inc. Class A(a)	1,926	23,247
GeoEye Inc.(a)(b)	59	2,207
Global Crossing Ltd.(a)	897	34,427
Globecomm Systems Inc.(a)(b)	738	11,483
Harmonic Inc.(a)	1,152	8,329
Harris Corp.	1,590	71,645
Hickory Tech Corp.	621	7,377
Hypercom Corp.(a)	2,559	25,155
ICO Global Communications (Holdings) Ltd.(a)	4,461	12,357
IDT Corp. Class B	593	16,023
Infinera Corp.(a)	306	2,114
InterDigital Inc.(b)	2,108	86,112
Iridium Communications Inc.(a)	239	2,067
Ixia(a)(b)	1,794	22,963
JDS Uniphase Corp.(a)	10,531	175,446
Juniper Networks Inc.(a)	24,773	780,349
Knology Inc.(a)	1,301	19,320
KVH Industries Inc.(a)(b)	37	393
Leap Wireless International Inc.(a)	590	9,576
LogMeIn Inc.(a)	947	36,526
Loral Space & Communications Inc.(a)	40	2,779
MasTec Inc.(a)	2,632	51,903

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Meru Networks Inc.(a)(b)	501	6,017
MetroPCS Communications Inc.(a)	12,904	222,078
Motricity Inc.(a)	1,621	12,530
NeoPhotonics Corp.(a)(b)	198	1,370
NETGEAR Inc.(a)(b)	1,701	74,368
NeuStar Inc. Class A(a)	3,311	86,748
Newport Corp.(a)(b)	535	9,721
NII Holdings Inc.(a)	6,921	293,312
Novatel Wireless Inc.(a)	152	833
NTELOS Holdings Corp.	1,397	28,527
Numerex Corp. Class A(a)	444	4,320
Oplink Communications Inc.(a)	383	7,135
PAETEC Holding Corp.(a)(b)	4,124	19,754
Plantronics Inc.	604	22,064
Polycom Inc.(a)	4,101	263,694
Powerwave Technologies Inc.(a)	7,862	23,193
Preformed Line Products Co.	10	712
Procera Networks Inc.(a)	529	5,676
QUALCOMM Inc.	77,587	4,406,166
RF Micro Devices Inc.(a)	1,347	8,244
RigNet Inc.(a)	272	4,624
SAVVIS Inc.(a)	2,094	82,776
SBA Communications Corp. Class A(a)	5,267	201,147
Shenandoah Telecommunications Co.	1,105	18,807
ShoreTel Inc.(a)	2,192	22,358
Sonus Networks Inc.(a)	755	2,446
SureWest Communications	40	669
TeleNav Inc.(a)	719	12,748
tw telecom inc.(a)(b)	5,987	122,913
Verizon Communications Inc.	29,713	1,106,215
ViaSat Inc.(a)	631	27,303
Virgin Media Inc.	14,744	441,288
Vonage Holdings Corp.(a)	2,744	12,101
Windstream Corp.	13,153	170,463

		11,431,010
TOYS, GAMES & HOBBIES—0.17%
Hasbro Inc.	5,656	248,468
Mattel Inc.	12,002	329,935

		578,403
TRANSPORTATION—1.91%
C.H. Robinson Worldwide Inc.	7,694	606,595
CAI International Inc.(a)(b)	532	10,991
Celadon Group Inc.(a)(b)	595	8,306
Con-way Inc.	245	9,509
CSX Corp.	51,248	1,343,723
Echo Global Logistics Inc.(a)(b)	523	9,283
Expeditors International of Washington Inc.	9,869	505,194
FedEx Corp.	851	80,717
Forward Air Corp.	1,365	46,123
Genesee & Wyoming Inc. Class A(a)(b)	1,841	107,956
Golar LNG Ltd.(b)	1,702	59,383
GulfMark Offshore Inc. Class A(a)	195	8,617
Heartland Express Inc.	2,343	38,800
Hub Group Inc. Class A(a)(b)	1,711	64,436
J.B. Hunt Transport Services Inc.	4,247	199,991
Kansas City Southern Industries Inc.(a)	3,825	226,937
Kirby Corp.(a)	1,769	100,249
Knight Transportation Inc.	2,835	48,167

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Landstar System Inc.	2,225	103,418
Marten Transport Ltd.	113	2,441
Old Dominion Freight Line Inc.(a)	2,205	82,247
Pacer International Inc.(a)(b)	161	760
Quality Distribution Inc.(a)	209	2,721
Roadrunner Transportation Systems Inc.(a)	25	377
Swift Transportation Co.(a)	1,071	14,512
Union Pacific Corp.	3,716	387,951
United Parcel Service Inc. Class B	34,145	2,490,195
UTi Worldwide Inc.	4,303	84,726
Werner Enterprises Inc.	297	7,440

		6,651,765
TRUCKING & LEASING—0.01%
Aircastle Ltd.	272	3,460
TAL International Group Inc.	928	32,044
Textainer Group Holdings Ltd.	529	16,261

		51,765
WATER—0.01%
Aqua America Inc.	662	14,551
Pennichuck Corp.	111	3,191

		17,742

TOTAL COMMON STOCKS
(Cost: $293,668,051)		346,654,556

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(d)	27	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS—3.20%

MONEY MARKET FUNDS—3.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(e)(f)	9,966,022	9,966,022
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(e)(f)	837,448	837,448
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	326,138	326,138

		11,129,608

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,129,608)		11,129,608

TOTAL INVESTMENTS IN SECURITIES—103.02%
(Cost: $304,797,659)		357,784,164
Other Assets, Less Liabilities—(3.02)%		(10,492,252)

NET ASSETS—100.00%		$347,291,912

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.73%

ADVERTISING—0.08%
APAC Customer Services Inc.(a)	221	$1,178
Clear Channel Outdoor Holdings Inc. Class A(a)	1,758	22,327
Harte-Hanks Inc.	1,901	15,436
Interpublic Group of Companies Inc. (The)	13,229	165,362
Lamar Advertising Co. Class A(a)	1,750	47,898
Marchex Inc. Class B	540	4,795
Valuevision Media Inc. Class A(a)	353	2,700

		259,696
AEROSPACE & DEFENSE—1.42%
AAR Corp.	1,275	34,540
Alliant Techsystems Inc.	1,346	96,010
BE Aerospace Inc.(a)	229	9,345
Boeing Co. (The)	3,599	266,074
Curtiss-Wright Corp.	1,994	64,546
Ducommun Inc.	452	9,298
Esterline Technologies Corp.(a)(b)	1,309	100,008
GenCorp Inc.(a)(b)	668	4,289
General Dynamics Corp.	14,306	1,066,083
Goodrich Corp.	3,181	303,785
Kaman Corp.	504	17,877
Kratos Defense & Security Solutions Inc.(a)(b)	1,025	12,464
L-3 Communications Holdings Inc.	4,571	399,734
LMI Aerospace Inc.(a)(b)	196	4,788
Lockheed Martin Corp.	1,562	126,475
Moog Inc. Class A(a)(b)	1,762	76,682
Northrop Grumman Corp.	12,606	874,226
Orbital Sciences Corp.(a)(b)	1,453	24,483
Raytheon Co.	15,340	764,699
Spirit AeroSystems Holdings Inc. Class A(a)	4,039	88,858
Teledyne Technologies Inc.(a)(b)	1,136	57,209
Triumph Group Inc.	714	71,100
United Technologies Corp.	2,135	188,969

		4,661,542
AGRICULTURE—1.04%
Alico Inc.	100	2,562
Alliance One International Inc.(a)(b)	3,741	12,083
Altria Group Inc.	22,902	604,842
Andersons Inc. (The)	799	33,758
Archer-Daniels-Midland Co.	27,472	828,281
Bunge Ltd.	4,715	325,099
Cadiz Inc.(a)(b)	518	5,626
Griffin Land & Nurseries Inc.	113	3,671
Lorillard Inc.	6,189	673,796
MGP Ingredients Inc.	517	4,503
Philip Morris International Inc.	7,277	485,885
Reynolds American Inc.	10,035	371,797
Universal Corp.	995	37,482
Vector Group Ltd.(b)	622	11,065

		3,400,450

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

AIRLINES—0.26%
Alaska Air Group Inc.(a)	1,453	99,472
AMR Corp.(a)(b)	7,592	40,997
Copa Holdings SA Class A	302	20,155
Delta Air Lines Inc.(a)	14,604	133,919
Hawaiian Holdings Inc.(a)	2,165	12,341
JetBlue Airways Corp.(a)(b)	10,585	64,569
Republic Airways Holdings Inc.(a)(b)	2,070	11,302
SkyWest Inc.	2,272	34,216
Southwest Airlines Co.	28,112	321,039
Spirit Airlines Inc.(a)	670	8,033
United Continental Holdings Inc.(a)	2,124	48,066
US Airways Group Inc.(a)(b)	6,959	62,005

		856,114
APPAREL—0.26%
Carter’s Inc.(a)	285	8,767
Cherokee Inc.	47	806
Columbia Sportswear Co.	165	10,461
Delta Apparel Inc.(a)	274	4,658
Iconix Brand Group Inc.(a)	3,133	75,819
Jones Group Inc. (The)	3,757	40,763
K-Swiss Inc. Class A(a)	1,125	11,959
Liz Claiborne Inc.(a)(b)	3,856	20,630
Perry Ellis International Inc.(a)(b)	514	12,978
Phillips-Van Heusen Corp.	2,200	144,034
Quiksilver Inc.(a)	5,574	26,198
R.G. Barry Corp.	334	3,767
SKECHERS U.S.A. Inc. Class A(a)	1,608	23,284
Timberland Co. Class A(a)	461	19,809
Unifi Inc.(a)(b)	598	8,252
VF Corp.	3,746	406,666
Warnaco Group Inc. (The)(a)	299	15,623
Weyco Group Inc.	308	7,577

		842,051
AUTO MANUFACTURERS—0.66%
Force Protection Inc.(a)	1,858	9,225
Ford Motor Co.(a)	70,445	971,436
General Motors Co.(a)	32,735	993,835
Navistar International Corp.(a)	1,424	80,399
Oshkosh Corp.(a)	3,913	113,242

		2,168,137
AUTO PARTS & EQUIPMENT—0.64%
Accuride Corp.(a)	1,562	19,728
American Axle & Manufacturing Holdings Inc.(a)	2,254	25,650
Autoliv Inc.	3,844	301,562
Dana Holding Corp.(a)(b)	371	6,789
Douglas Dynamics Inc.	367	5,795
Exide Technologies Inc.(a)	2,510	19,176
Federal-Mogul Corp. Class A(a)	841	19,200
Fuel Systems Solutions Inc.(a)	715	17,839
Johnson Controls Inc.	21,827	909,313
Lear Corp.	4,536	242,585
Meritor Inc.(a)	1,298	20,820
Miller Industries Inc.	508	9,495
Modine Manufacturing Co.(a)	1,999	30,725
Motorcar Parts of America Inc.(a)	518	7,775

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Spartan Motors Inc.	1,429	7,717
Standard Motor Products Inc.	845	12,869
Superior Industries International Inc.	1,006	22,243
TRW Automotive Holdings Corp.(a)	4,392	259,260
Visteon Corp.(a)	2,089	142,908

		2,081,449
BANKS—7.60%
1st Source Corp.	654	13,564
1st United Bancorp Inc.(a)	1,170	7,277
Alliance Financial Corp.	200	6,106
Ameris Bancorp(a)	1,021	9,056
Ames National Corp.	353	6,410
Arrow Financial Corp.	401	9,812
Associated Banc-Corp	7,445	103,486
BancFirst Corp.	289	11,155
Banco Latinoamericano de Comercio Exterior SA Class E	1,195	20,697
Bancorp Inc. (The)(a)	1,272	13,292
Bancorp Rhode Island Inc.	160	7,251
BancorpSouth Inc.	3,586	44,502
Bank Mutual Corp.	2,031	7,454
Bank of America Corp.	436,317	4,782,034
Bank of Hawaii Corp.	2,049	95,319
Bank of Kentucky Financial Corp.	247	5,501
Bank of Marin Bancorp	229	8,100
Bank of New York Mellon Corp. (The)	53,473	1,369,978
Bank of the Ozarks Inc.	520	27,071
Banner Corp.	77	1,348
BB&T Corp.	29,996	805,093
BOK Financial Corp.	1,099	60,192
Boston Private Financial Holdings Inc.	3,308	21,767
Bridge Bancorp Inc.	182	3,873
Bridge Capital Holdings(a)	393	4,354
Bryn Mawr Bank Corp.	347	7,027
Camden National Corp.	330	10,827
Capital Bank Corp.(a)	601	2,098
Capital City Bank Group Inc.	491	5,038
CapitalSource Inc.	13,883	89,545
Cardinal Financial Corp.	1,260	13,797
Cascade Bancorp(a)(b)	258	2,606
Cathay General Bancorp	3,378	55,365
Center Bancorp Inc.	519	5,418
Center Financial Corp.(a)	1,551	9,849
CenterState Banks Inc.	1,290	8,927
Central Pacific Financial Corp.(a)(b)	627	8,778
Century Bancorp Inc. Class A	148	3,916
Chemical Financial Corp.	1,179	22,118
Citizens & Northern Corp.	526	7,927
City Holding Co.	655	21,635
City National Corp.	2,001	108,554
CNB Financial Corp.(b)	542	7,528
CoBiz Financial Inc.	1,397	9,136
Columbia Banking System Inc.	1,696	29,205
Comerica Inc.	7,623	263,527
Commerce Bancshares Inc.	3,202	137,686
Community Bank System Inc.	1,580	39,168
Community Trust Bancorp Inc.	595	16,493
Cullen/Frost Bankers Inc.	2,308	131,210
CVB Financial Corp.	3,837	35,492
Eagle Bancorp Inc.(a)(b)	720	9,576
East West Bancorp Inc.	6,388	129,102
Encore Bancshares Inc.(a)	340	4,087

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Enterprise Bancorp Inc.	250	3,768
Enterprise Financial Services Corp.	590	7,983
F.N.B. Corp.	5,451	56,418
Fifth Third Bancorp	39,574	504,569
Financial Institutions Inc.	592	9,721
First Bancorp (North Carolina)	671	6,871
First Bancorp Inc. (Maine)	377	5,602
First Busey Corp.	3,267	17,282
First Citizens BancShares Inc. Class A	234	43,809
First Commonwealth Financial Corp.	4,506	25,864
First Community Bancshares Inc.	693	9,702
First Financial Bancorp	2,502	41,758
First Financial Bankshares Inc.	741	25,527
First Financial Corp.	478	15,650
First Horizon National Corp.	11,312	107,917
First Interstate BancSystem Inc.	677	9,979
First Merchants Corp.	1,117	9,986
First Midwest Bancorp Inc.	3,202	39,353
First of Long Island Corp. (The)	328	9,148
First Republic Bank San Francisco(a)	3,155	101,843
FirstMerit Corp.	4,693	77,481
Franklin Financial Corp.(a)	597	7,200
Fulton Financial Corp.	8,560	91,678
German American Bancorp Inc.	541	8,970
Glacier Bancorp Inc.	3,089	41,640
Great Southern Bancorp Inc.	443	8,395
Hancock Holding Co.	2,164	67,041
Hanmi Financial Corp.(a)	6,497	6,952
Heartland Financial USA Inc.(b)	572	8,323
Heritage Commerce Corp.(a)(b)	896	4,579
Heritage Financial Corp.	672	8,689
Home Bancshares Inc.	970	22,931
Hudson Valley Holding Corp.	609	11,760
Huntington Bancshares Inc.	37,252	244,373
IBERIABANK Corp.	1,162	66,978
Independent Bank Corp. (Massachusetts)	921	24,176
International Bancshares Corp.(b)	2,277	38,094
KeyCorp	40,970	341,280
Lakeland Bancorp Inc.	931	9,291
Lakeland Financial Corp.	706	15,716
M&T Bank Corp.	5,405	475,370
MainSource Financial Group Inc.	865	7,180
Marshall & Ilsley Corp.	22,925	182,712
MB Financial Inc.	2,343	45,079
Merchants Bancshares Inc.	204	4,992
Metro Bancorp Inc.(a)	588	6,715
MidSouth Bancorp Inc.(b)	323	4,403
Nara Bancorp Inc.(a)	1,666	13,545
National Bankshares Inc.	302	7,562
National Penn Bancshares Inc.	5,315	42,148
NBT Bancorp Inc.	1,479	32,730
Northern Trust Corp.	9,354	429,910
Northfield Bancorp Inc.	732	10,292
Old National Bancorp	4,069	43,945
OmniAmerican Bancorp Inc.(a)	515	7,710
Oriental Financial Group Inc.	1,945	25,071
Orrstown Financial Services Inc.	291	7,656

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Pacific Capital Bancorp(a)	177	5,627
Pacific Continental Corp.	792	7,247
PacWest Bancorp	1,299	26,720
Park National Corp.	554	36,486
Park Sterling Corp.(a)	1,229	6,096
Penns Woods Bancorp Inc.(b)	167	5,738
Peoples Bancorp Inc.	454	5,117
Pinnacle Financial Partners Inc.(a)(b)	1,466	22,811
PNC Financial Services Group Inc. (The)(c)	22,663	1,350,941
Popular Inc.(a)	43,968	121,352
PrivateBancorp Inc.	2,579	35,590
Prosperity Bancshares Inc.	2,014	88,253
Regions Financial Corp.	54,142	335,680
Renasant Corp.	1,076	15,591
Republic Bancorp Inc. Class A	427	8,497
S&T Bancorp Inc.	1,205	22,401
S.Y. Bancorp Inc.	442	10,277
Sandy Spring Bancorp Inc.	1,035	18,620
SCBT Financial Corp.	600	17,208
Seacoast Banking Corp. of Florida(a)	3,113	4,670
Sierra Bancorp	511	5,785
Simmons First National Corp. Class A	744	19,091
Southside Bancshares Inc.	706	14,014
Southwest Bancorp Inc.(a)	846	8,282
State Bancorp Inc.	650	8,671
State Bank Financial Corp.(a)	1,358	22,230
State Street Corp.	21,707	978,769
Stellar One Corp.	987	11,953
Sterling Bancorp	1,328	12,603
Sterling Bancshares Inc.	4,388	35,806
Sterling Financial Corp.(a)	1,152	18,513
Suffolk Bancorp	417	5,821
Sun Bancorp Inc. (New Jersey)(a)	1,615	5,895
SunTrust Banks Inc.	23,125	596,625
Susquehanna Bancshares Inc.	5,583	44,664
SVB Financial Group(a)	1,433	85,564
Synovus Financial Corp.	33,732	70,163
Taylor Capital Group Inc.(a)(b)	316	2,579
TCF Financial Corp.	6,831	94,268
Texas Capital Bancshares Inc.(a)(b)	1,599	41,302
Tompkins Financial Corp.	345	13,538
Tower Bancorp Inc.	450	12,330
TowneBank(b)	1,034	13,835
TriCo Bancshares	604	8,818
TrustCo Bank Corp. NY	3,151	15,440
Trustmark Corp.	2,749	64,354
U.S. Bancorp	82,965	2,116,437
UMB Financial Corp.	1,375	57,585
Umpqua Holdings Corp.	4,925	56,982
Union First Market Bankshares Corp.	870	10,597
United Bankshares Inc.	1,756	42,987
United Community Banks Inc.(a)	863	9,113
Univest Corp. of Pennsylvania	737	11,519
Valley National Bancorp	7,296	99,299
Virginia Commerce Bancorp Inc.(a)(b)	1,006	5,945
Washington Banking Co.	659	8,712
Washington Trust Bancorp Inc.	620	14,241

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Webster Financial Corp.	3,095	65,057
Wells Fargo & Co.	196,975	5,527,119
WesBanco Inc.	993	19,522
West Bancorporation Inc.(b)	668	5,885
West Coast Bancorp(a)	828	13,877
Westamerica Bancorporation	676	33,293
Western Alliance Bancorporation(a)	2,978	21,144
Wilshire Bancorp Inc.(a)	2,441	7,177
Wintrust Financial Corp.	1,502	48,334
Zions Bancorporation	7,941	190,663

		24,866,967
BEVERAGES—0.18%
Brown-Forman Corp. Class B NVS	647	48,324
Coca-Cola Enterprises Inc.	3,267	95,331
Constellation Brands Inc. Class A(a)	7,854	163,520
Craft Brewers Alliance Inc.(a)	298	2,566
Farmer Bros. Co.	271	2,748
Molson Coors Brewing Co. Class B NVS	5,789	259,000
Primo Water Corp.(a)	186	2,677

		574,166
BIOTECHNOLOGY—1.02%
Affymax Inc.(a)(b)	783	5,379
Affymetrix Inc.(a)	3,029	24,020
AMAG Pharmaceuticals Inc.(a)(b)	810	15,228
Amgen Inc.(a)	40,035	2,336,042
Arena Pharmaceuticals Inc.(a)(b)	5,791	7,876
Bio-Rad Laboratories Inc. Class A(a)	850	101,456
BioMimetic Therapeutics Inc.(a)(b)	491	2,514
Cambrex Corp.(a)(b)	1,260	5,821
Cell Therapeutics Inc.(a)	900	1,418
Celldex Therapeutics Inc.(a)(b)	1,623	5,762
CryoLife Inc.(a)(b)	1,124	6,294
Curis Inc.(a)(b)	961	3,440
Cytori Therapeutics Inc.(a)(b)	562	2,692
Enzo Biochem Inc.(a)	1,511	6,422
Enzon Pharmaceuticals Inc.(a)(b)	1,674	16,824
Exact Sciences Corp.(a)	700	6,020
Geron Corp.(a)	4,311	17,287
Harvard Bioscience Inc.(a)	929	4,952
ImmunoGen Inc.(a)(b)	916	11,166
Inhibitex Inc.(a)(b)	745	2,920
Insmed Inc.(a)	1,067	12,793
InterMune Inc.(a)	1,129	40,475
Lexicon Pharmaceuticals Inc.(a)(b)	4,783	8,418
Life Technologies Corp.(a)	7,031	366,104
Maxygen Inc.	1,297	7,095
Micromet Inc.(a)(b)	1,927	11,061
Nektar Therapeutics(a)	1,808	13,144
Novavax Inc.(a)(b)	1,300	2,626
Nymox Pharmaceutical Corp.(a)(b)	144	1,202
Oncothyreon Inc.(a)	511	4,696
Pacific Biosciences of California Inc.(a)	1,137	13,303
PDL BioPharma Inc.	1,050	6,164
QIAGEN NV(a)	10,092	191,950
RTI Biologics Inc.(a)	2,240	6,070
Savient Pharmaceuticals Inc.(a)(b)	882	6,606
Sequenom Inc.(a)(b)	1,298	9,800

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Sunesis Pharmaceuticals Inc.(a)	81	169
SuperGen Inc.(a)	2,263	6,744
Transcept Pharmaceuticals Inc.(a)(b)	41	449
Vertex Pharmaceuticals Inc.(a)	1,018	52,926
Vical Inc.(a)	336	1,384

		3,346,712
BUILDING MATERIALS—0.18%
Apogee Enterprises Inc.	1,206	15,449
Armstrong World Industries Inc.	813	37,040
Broadwind Energy Inc.(a)(b)	3,406	4,939
Builders FirstSource Inc.(a)(b)	1,954	4,201
Comfort Systems USA Inc.	1,629	17,284
Drew Industries Inc.	507	12,533
Eagle Materials Inc.	363	10,117
Interline Brands Inc.(a)(b)	1,305	23,973
LSI Industries Inc.	837	6,646
Martin Marietta Materials Inc.	1,040	83,169
NCI Building Systems Inc.(a)(b)	848	9,659
Owens Corning(a)	5,389	201,279
Quanex Building Products Corp.	1,628	26,683
Simpson Manufacturing Co. Inc.	1,787	53,378
Texas Industries Inc.(b)	978	40,714
Universal Forest Products Inc.	839	20,102
USG Corp.(a)(b)	893	12,805

		579,971
CHEMICALS—1.17%
A. Schulman Inc.	1,257	31,664
Aceto Corp.	1,117	7,495
American Vanguard Corp.	804	10,428
Arch Chemicals Inc.	982	33,820
Ashland Inc.	3,416	220,742
Cabot Corp.	2,817	112,314
CF Industries Holdings Inc.	507	71,827
Chase Corp.	275	4,609
Chemtura Corp.(a)	1,597	29,065
Cytec Industries Inc.	2,114	120,900
Dow Chemical Co. (The)	50,623	1,822,428
Ferro Corp.(a)(b)	3,718	49,970
Georgia Gulf Corp.(a)	1,459	35,220
H.B. Fuller Co.	1,979	48,327
Huntsman Corp.	6,672	125,767
Innospec Inc.(a)	109	3,664
KMG Chemicals Inc.	32	539
Kraton Performance Polymers Inc.(a)	174	6,816
Landec Corp.(a)(b)	1,133	7,478
LyondellBasell Industries NV Class A	12,571	484,235
Minerals Technologies Inc.	785	52,038
NL Industries Inc.	15	275
Olin Corp.	1,359	30,795
OM Group Inc.(a)(b)	1,332	54,133
PolyOne Corp.	1,103	17,063
Quaker Chemical Corp.	134	5,763
Rockwood Holdings Inc.(a)	153	8,459
RPM International Inc.	5,603	128,981
Sensient Technologies Corp.	2,150	79,701
Spartech Corp.(a)	1,326	8,075
Stepan Co.	348	24,673

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

TPC Group Inc.(a)	202	7,922
Valspar Corp. (The)	3,625	130,718
W.R. Grace & Co.(a)	315	14,373
Westlake Chemical Corp.	678	35,188
Zoltek Companies Inc.(a)(b)	1,193	12,562

		3,838,027
COAL—0.14%
Alpha Natural Resources Inc.(a)	4,296	195,210
Arch Coal Inc.	6,351	169,318
Cloud Peak Energy Inc.(a)	2,079	44,283
Hallador Energy Co.	5	48
James River Coal Co.(a)(b)	1,526	31,771
L&L Energy Inc.(a)(b)	958	4,915
Patriot Coal Corp.(a)	263	5,854
Westmoreland Coal Co.(a)(b)	310	5,502

		456,901
COMMERCIAL SERVICES—1.26%
Aaron’s Inc.	931	26,310
ABM Industries Inc.	1,647	38,441
Advance America Cash Advance Centers Inc.	2,113	14,559
Albany Molecular Research Inc.(a)(b)	945	4,545
AMN Healthcare Services Inc.(a)	927	7,713
Barrett Business Services Inc.	327	4,683
Booz Allen Hamilton Holding Corp.(a)	526	10,052
Career Education Corp.(a)	2,650	56,047
CBIZ Inc.(a)(b)	1,693	12,460
CDI Corp.	471	6,260
Cenveo Inc.(a)	1,109	7,098
Compass Diversified Holdings	1,734	28,594
Convergys Corp.(a)(b)	4,519	61,639
CoreLogic Inc.(a)	4,164	69,580
Corinthian Colleges Inc.(a)(b)	3,347	14,258
Corrections Corp. of America(a)	4,609	99,785
CRA International Inc.(a)(b)	384	10,403
Cross Country Healthcare Inc.(a)	1,193	9,067
DeVry Inc.	553	32,699
Education Management Corp.(a)(b)	1,653	39,573
Electro Rent Corp.	473	8,098
Equifax Inc.	5,036	174,850
Essex Rental Corp.(a)	641	4,224
Euronet Worldwide Inc.(a)(b)	2,200	33,902
Franklin Covey Co.(a)	573	5,547
FTI Consulting Inc.(a)(b)	1,806	68,520
Genpact Ltd.(a)	1,218	20,998
GEO Group Inc. (The)(a)	2,787	64,185
Global Cash Access Inc.(a)	1,304	4,147
Great Lakes Dredge & Dock Corp.	2,526	14,095
H&E Equipment Services Inc.(a)	662	9,261
H&R Block Inc.	5,402	86,648
Hackett Group Inc. (The)(a)	459	2,336
HealthSpring Inc.(a)	1,333	61,465
Heidrick & Struggles International Inc.	700	15,848
Hill International Inc.(a)(b)	1,077	6,204
Hudson Highland Group Inc.(a)	1,408	7,533
Huron Consulting Group Inc.(a)(b)	57	1,722
ICF International Inc.(a)(b)	547	13,883

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

KAR Auction Services Inc.(a)(b)	993	18,778
Kelly Services Inc. Class A(a)(b)	1,145	18,892
Kendle International Inc.(a)	614	9,259
Kforce Inc.(a)	162	2,119
Korn/Ferry International(a)(b)	1,905	41,891
Lincoln Educational Services Corp.	970	16,636
Live Nation Entertainment Inc.(a)	6,062	69,531
Mac-Gray Corp.	505	7,802
Manpower Inc.	3,551	190,511
McGrath RentCorp	604	16,960
Michael Baker Corp.(a)(b)	359	7,582
Monster Worldwide Inc.(a)(b)	5,555	81,436
Multi-Color Corp.	463	11,431
Navigant Consulting Inc.(a)(b)	2,215	23,235
Odyssey Marine Exploration Inc.(a)(b)	2,127	6,658
On Assignment Inc.(a)(b)	1,419	13,949
PAREXEL International Corp.(a)	240	5,654
PHH Corp.(a)	2,416	49,576
Providence Service Corp. (The)(a)	445	5,629
Quad Graphics Inc.	987	38,355
Quanta Services Inc.(a)	9,315	188,163
R.R. Donnelley & Sons Co.	8,966	175,823
Rent-A-Center Inc.	2,733	83,520
Resources Connection Inc.	1,991	23,972
RSC Holdings Inc.(a)	2,910	34,804
SAIC Inc.(a)	8,462	142,331
Service Corp. International	10,258	119,813
SFN Group Inc.(a)(b)	1,884	17,126
Stewart Enterprises Inc. Class A	3,384	24,703
TMS International Corp.(a)	329	4,293
Towers Watson & Co. Class A	1,971	129,514
TrueBlue Inc.(a)(b)	655	9,484
United Rentals Inc.(a)	1,893	48,082
Verisk Analytics Inc. Class A(a)	813	28,146
Viad Corp.	759	16,918
Visa Inc. Class A	15,246	1,284,628
Zipcar Inc.(a)	97	1,980

		4,126,416
COMPUTERS—1.79%
Agilysys Inc.(a)	780	6,505
Brocade Communications Systems Inc.(a)	20,293	131,093
CACI International Inc. Class A(a)(b)	1,202	75,822
CIBER Inc.(a)	2,747	15,246
Computer Sciences Corp.	6,689	253,914
Computer Task Group Inc.(a)	195	2,568
Cray Inc.(a)(b)	1,554	9,946
Dell Inc.(a)	18,648	310,862
Diebold Inc.	2,805	86,983
Dot Hill Systems Corp.(a)(b)	1,874	5,322
DST Systems Inc.	1,287	67,954
Dynamics Research Corp.(a)	384	5,238
Electronics For Imaging Inc.(a)(b)	1,865	32,115
Hewlett-Packard Co.	93,179	3,391,716
Imation Corp.(a)(b)	1,305	12,319
Immersion Corp.(a)	104	887
Insight Enterprises Inc.(a)(b)	2,007	35,544
Integral Systems Inc.(a)	634	7,716
Keyw Holding Corp. (The)(a)	792	9,813

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Lexmark International Inc. Class A(a)	3,403	99,572
Limelight Networks Inc.(a)	446	2,034
Mentor Graphics Corp.(a)	2,300	29,463
Mercury Computer Systems Inc.(a)(b)	1,296	24,209
NCI Inc. Class A(a)(b)	236	5,362
NCR Corp.(a)	1,458	27,542
Ness Technologies Inc.(a)	1,443	10,924
Quantum Corp.(a)	9,682	31,951
RadiSys Corp.(a)	834	6,080
Rimage Corp.	408	5,479
SanDisk Corp.(a)	10,269	426,163
Sigma Designs Inc.(a)	1,366	10,436
SMART Modular Technologies (WWH) Inc.(a)	2,798	25,630
Spansion Inc. Class A(a)	2,161	41,642
SRA International Inc. Class A(a)(b)	1,795	55,501
Stream Global Services Inc.(a)	394	1,300
Sykes Enterprises Inc.(a)(b)	1,591	34,254
Synopsys Inc.(a)(b)	5,906	151,843
Unisys Corp.(a)(b)	1,080	27,756
Western Digital Corp.(a)	10,012	364,237
Xyratex Ltd.(a)	1,329	13,636

		5,856,577
COSMETICS & PERSONAL CARE—2.24%
Colgate-Palmolive Co.	2,070	180,939
Elizabeth Arden Inc.(a)(b)	196	5,690
Procter & Gamble Co. (The)	112,136	7,128,485
Revlon Inc. Class A(a)(b)	466	7,829

		7,322,943
DISTRIBUTION & WHOLESALE—0.22%
Brightpoint Inc.(a)	1,652	13,398
Central European Distribution Corp.(a)(b)	3,129	35,045
Chindex International Inc.(a)(b)	277	3,773
Core-Mark Holding Co. Inc.(a)	423	15,101
Genuine Parts Co.	4,933	268,355
Ingram Micro Inc. Class A(a)	6,917	125,474
Owens & Minor Inc.	509	17,555
ScanSource Inc.(a)(b)	991	37,143
Tech Data Corp.(a)(b)	2,000	97,780
United Stationers Inc.	1,873	66,360
WESCO International Inc.(a)	977	52,846

		732,830
DIVERSIFIED FINANCIAL SERVICES—7.33%
Affiliated Managers Group Inc.(a)	639	64,827
Air Lease Corp.(a)	1,494	36,289
American Express Co.	17,874	924,086
Ameriprise Financial Inc.	10,435	601,891
Artio Global Investors Inc. Class A	105	1,187
BlackRock Inc.(c)	2,000	383,620
Calamos Asset Management Inc. Class A	815	11,834
California First National Bancorp	92	1,409
Capital One Financial Corp.	19,773	1,021,671
CIFC Deerfield Corp.(a)	509	3,487
CIT Group Inc.(a)	8,639	382,362
Citigroup Inc.	125,130	5,210,413
CME Group Inc.	2,888	842,112
Cohen & Steers Inc.	130	4,310
Cowen Group Inc. Class A(a)(b)	2,872	10,799

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

June 30, 2011

Discover Financial Services	21,170	566,298
Doral Financial Corp.(a)(b)	5,468	10,717
E*TRADE Financial Corp.(a)	10,852	149,758
Edelman Financial Group Inc.	870	6,864
FBR & Co.(a)	2,170	7,378
Federal Agricultural Mortgage Corp. Class C NVS	416	9,202
Federated Investors Inc. Class B(b)	738	17,594
First Marblehead Corp. (The)(a)(b)	2,369	4,193
FXCM Inc.	744	7,380
GAIN Capital Holdings Inc.(a)	320	2,179
GAMCO Investors Inc. Class A	108	4,999
GFI Group Inc.	3,035	13,931
Gleacher & Co. Inc.(a)	3,384	6,903
Goldman Sachs Group Inc. (The)	22,293	2,966,975
Imperial Holdings Inc.(a)	113	1,148
Interactive Brokers Group Inc. Class A	1,569	24,555
INTL FCStone Inc.(a)(b)	570	13,800
Invesco Ltd.	19,905	465,777
Investment Technology Group Inc.(a)(b)	1,772	24,843
Janus Capital Group Inc.	7,998	75,501
Jefferies Group Inc.	5,800	118,320
JMP Group Inc.	651	4,577
JPMorgan Chase & Co.	171,101	7,004,875
KBW Inc.	1,552	29,022
Knight Capital Group Inc. Class A(a)	4,311	47,507
Legg Mason Inc.	6,423	210,417
LPL Investment Holdings Inc.(a)(b)	233	7,971
Marlin Business Services Corp.(a)	369	4,668
MF Global Holdings Ltd.(a)(b)	7,038	54,474
Morgan Stanley	66,518	1,530,579
NASDAQ OMX Group Inc. (The)(a)	4,664	117,999
National Financial Partners Corp.(a)(b)	1,910	22,041
Nelnet Inc. Class A	1,108	24,442
NewStar Financial Inc.(a)	1,172	12,517
Nicholas Financial Inc.(a)(b)	417	4,954
NYSE Euronext Inc.	7,803	267,409
Ocwen Financial Corp.(a)	3,200	40,832
Oppenheimer Holdings Inc. Class A	440	12,412
Piper Jaffray Companies Inc.(a)	679	19,562
Raymond James Financial Inc.	4,406	141,653
SeaCube Container Leasing Ltd.	475	8,161
SLM Corp.	22,721	381,940
Stifel Financial Corp.(a)	1,389	49,810
Student Loan Corp. (The) Escrow(a)(d)	185	463
SWS Group Inc.	1,294	7,751
Teton Advisors Inc. Class B(a)(d)	5	84
Virtus Investment Partners Inc.(a)	16	971

		24,005,703
ELECTRIC—5.83%
AES Corp. (The)(a)	28,300	360,542
ALLETE Inc.	1,375	56,430
Alliant Energy Corp.	4,792	194,843
Ameren Corp.	10,395	299,792
American Electric Power Co. Inc.	20,750	781,860
Atlantic Power Corp.(a)	2,720	41,398
Avista Corp.	2,476	63,608
Black Hills Corp.	1,693	50,942
Calpine Corp.(a)	15,136	244,144

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

CenterPoint Energy Inc.	18,327	354,628
Central Vermont Public Service Corp.	576	20,822
CH Energy Group Inc.	668	35,578
Cleco Corp.	2,619	91,272
CMS Energy Corp.	10,892	214,464
Consolidated Edison Inc.	12,601	670,877
Constellation Energy Group Inc.	8,028	304,743
Dominion Resources Inc.	24,796	1,196,903
DPL Inc.	5,057	152,519
DTE Energy Co.	7,295	364,896
Duke Energy Corp.	57,334	1,079,599
Dynegy Inc.(a)	4,423	27,378
Edison International	14,034	543,818
El Paso Electric Co.	1,809	58,431
Empire District Electric Co. (The)(b)	1,793	34,533
EnerNOC Inc.(a)(b)	691	10,876
Entergy Corp.	7,665	523,366
Exelon Corp.	28,525	1,222,011
FirstEnergy Corp.	18,012	795,230
GenOn Energy Inc.(a)	33,140	127,920
Great Plains Energy Inc.	5,840	121,063
Hawaiian Electric Industries Inc.	4,095	98,526
IDACORP Inc.	2,129	84,096
Integrys Energy Group Inc.	3,383	175,375
MDU Resources Group Inc.	8,156	183,510
MGE Energy Inc.	993	40,246
NextEra Energy Inc.	18,171	1,044,106
Northeast Utilities	7,623	268,101
NorthWestern Corp.	1,557	51,552
NRG Energy Inc.(a)	10,400	255,632
NSTAR	4,473	205,669
NV Energy Inc.	10,198	156,539
OGE Energy Corp.	4,227	212,703
Ormat Technologies Inc.	771	16,970
Otter Tail Corp.	1,464	30,890
Pepco Holdings Inc.	9,751	191,412
PG&E Corp.	17,139	720,352
Pike Electric Corp.(a)(b)	710	6,276
Pinnacle West Capital Corp.	4,706	209,794
PNM Resources Inc.	3,723	62,323
Portland General Electric Co.	3,236	81,806
PPL Corp.	24,858	691,798
Progress Energy Inc.	12,686	609,055
Public Service Enterprise Group Inc.	21,789	711,193
SCANA Corp.	4,974	195,826
Southern Co.	36,566	1,476,535
TECO Energy Inc.	9,288	175,450
UIL Holdings Corp.	2,170	70,200
UniSource Energy Corp.	1,577	58,869
Unitil Corp.	474	12,466
Westar Energy Inc.	4,884	131,428
Wisconsin Energy Corp.	10,074	315,820
Xcel Energy Inc.	20,856	506,801

		19,095,805

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

ELECTRICAL COMPONENTS & EQUIPMENT—0.30%
A123 Systems Inc.(a)(b)	3,114	16,566
Advanced Energy Industries Inc.(a)	1,871	27,672
American Superconductor Corp.(a)	1,919	17,348
Belden Inc.	289	10,075
Encore Wire Corp.	797	19,303
Energizer Holdings Inc.(a)	3,008	217,659
EnerSys Inc.(a)(b)	1,525	52,490
Generac Holdings Inc.(a)	676	13,114
General Cable Corp.(a)(b)	1,078	45,901
GrafTech International Ltd.(a)	5,214	105,688
Greatbatch Inc.(a)(b)	1,001	26,847
Hubbell Inc. Class B	2,605	169,195
Insteel Industries Inc.	717	8,991
Littelfuse Inc.	118	6,929
Molex Inc.(b)	5,845	150,626
Powell Industries Inc.(a)(b)	379	13,834
Power-One Inc.(a)(b)	181	1,466
PowerSecure International Inc.(a)	686	4,953
SunPower Corp. Class A(a)(b)	4,253	82,210
Valence Technology Inc.(a)(b)	1,520	1,794

		992,661
ELECTRONICS—0.81%
Analogic Corp.	140	7,363
Arrow Electronics Inc.(a)(b)	4,290	178,035
Avnet Inc.(a)	6,597	210,312
AVX Corp.	2,069	31,532
Badger Meter Inc.	108	3,995
Bel Fuse Inc. Class B	455	9,869
Benchmark Electronics Inc.(a)(b)	2,608	43,032
Brady Corp. Class A	1,867	59,856
Checkpoint Systems Inc.(a)(b)	1,722	30,789
Coherent Inc.(a)	308	17,023
CTS Corp.	1,475	14,263
Cubic Corp.	379	19,325
Cymer Inc.(a)(b)	986	48,817
Daktronics Inc.	1,194	12,883
DDi Corp.	416	3,969
Electro Scientific Industries Inc.(a)	881	17,003
FEI Co.(a)(b)	126	4,812
Garmin Ltd.(b)	4,333	143,119
Identive Group Inc.(a)	1,662	3,856
Itron Inc.(a)	1,744	83,991
Jabil Circuit Inc.	1,439	29,068
Kemet Corp.(a)	1,800	25,722
L-1 Identity Solutions Inc.(a)(b)	2,337	27,460
Methode Electronics Inc.	1,587	18,425
Multi-Fineline Electronix Inc.(a)	322	6,958
OSI Systems Inc.(a)(b)	182	7,826
Park Electrochemical Corp.	890	24,876
PerkinElmer Inc.	4,844	130,352
Plexus Corp.(a)	153	5,326
Rofin-Sinar Technologies Inc.(a)(b)	648	22,129
Rogers Corp.(a)(b)	452	20,882
Sanmina-SCI Corp.(a)	3,459	35,732
Thermo Fisher Scientific Inc.(a)	16,505	1,062,757
Thomas & Betts Corp.(a)	1,707	91,922
TTM Technologies Inc.(a)	1,703	27,282
Viasystems Group Inc.(a)	112	2,519

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Vishay Intertechnology Inc.(a)	6,533	98,256
Vishay Precision Group Inc.(a)	528	8,913
Watts Water Technologies Inc. Class A	1,168	41,359
X-Rite Inc.(a)	1,133	5,631
Zygo Corp.(a)(b)	578	7,641

		2,644,880
ENERGY - ALTERNATE SOURCES—0.03%
Covanta Holding Corp.	4,867	80,257
Ener1 Inc.(a)	3,140	3,454
FutureFuel Corp.	515	6,237
Green Plains Renewable Energy Inc.(a)(b)	890	9,603
Headwaters Inc.(a)	2,631	8,235
Solazyme Inc.(a)	113	2,595

		110,381
ENGINEERING & CONSTRUCTION—0.35%
AECOM Technology Corp.(a)	2,826	77,263
Argan Inc.(a)(b)	265	2,687
Chicago Bridge & Iron Co. NV	1,811	70,448
Dycom Industries Inc.(a)	1,260	20,588
EMCOR Group Inc.(a)(b)	2,871	84,149
Granite Construction Inc.	1,660	40,720
Insituform Technologies Inc. Class A(a)(b)	1,696	35,565
Jacobs Engineering Group Inc.(a)	5,472	236,664
KBR Inc.	6,115	230,474
Layne Christensen Co.(a)(b)	843	25,577
McDermott International Inc.(a)	1,259	24,941
MYR Group Inc.(a)	53	1,240
Orion Marine Group Inc.(a)	1,160	10,916
Shaw Group Inc. (The)(a)(b)	3,101	93,681
Sterling Construction Co. Inc.(a)(b)	701	9,653
Tutor Perini Corp.	1,340	25,701
URS Corp.(a)	3,402	152,206
VSE Corp.	177	4,407

		1,146,880
ENTERTAINMENT—0.18%
Ascent Media Corp. Class A(a)	618	32,736
Bally Technologies Inc.(a)	130	5,288
Churchill Downs Inc.	397	17,897
Cinemark Holdings Inc.	371	7,683
DreamWorks Animation SKG Inc. Class A(a)	3,067	61,647
International Game Technology	6,261	110,068
International Speedway Corp. Class A	1,265	35,939
Isle of Capri Casinos Inc.(a)	909	8,045
Madison Square Garden Inc. Class A(a)	2,588	71,248
Penn National Gaming Inc.(a)(b)	2,915	117,591
Pinnacle Entertainment Inc.(a)(b)	2,500	37,250
Regal Entertainment Group Class A	2,324	28,701
Scientific Games Corp. Class A(a)	1,190	12,305
Shuffle Master Inc.(a)	443	4,144
Speedway Motorsports Inc.	507	7,189
Steinway Musical Instruments Inc.(a)(b)	283	7,270
Vail Resorts Inc.	323	14,929
Warner Music Group Corp.(a)(b)	1,695	13,933

		593,863

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

ENVIRONMENTAL CONTROL—0.40%
Calgon Carbon Corp.(a)	495	8,415
Casella Waste Systems Inc. Class A(a)	144	878
Energy Recovery Inc.(a)(b)	1,966	6,429
EnergySolutions Inc.	2,681	13,244
Fuel Tech Inc.(a)(b)	41	272
Met-Pro Corp.	590	6,714
Metalico Inc.(a)(b)	727	4,289
Nalco Holding Co.	673	18,716
Republic Services Inc.	13,821	426,378
Tetra Tech Inc.(a)(b)	2,134	48,015
US Ecology Inc.	43	735
Waste Connections Inc.	605	19,197
Waste Management Inc.	20,423	761,165
WCA Waste Corp.(a)	673	3,877

		1,318,324
FOOD—1.88%
Arden Group Inc. Class A	21	1,932
B&G Foods Inc. Class A	879	18,125
Cal-Maine Foods Inc.(b)	573	18,313
Campbell Soup Co.	1,852	63,987
Chiquita Brands International Inc.(a)	1,951	25,402
ConAgra Foods Inc.	15,395	397,345
Corn Products International Inc.	634	35,048
Dean Foods Co.(a)	7,869	96,553
Dole Food Co. Inc.(a)(b)	1,253	16,941
Fresh Del Monte Produce Inc.(b)	1,568	41,819
General Mills Inc.	6,774	252,128
H.J. Heinz Co.	5,770	307,426
Hain Celestial Group Inc.(a)(b)	1,160	38,698
Hershey Co. (The)	1,658	94,257
Hormel Foods Corp.	2,765	82,425
Imperial Sugar Co.	528	10,560
Ingles Markets Inc. Class A	541	8,954
J.M. Smucker Co. (The)	4,996	381,894
Kellogg Co.	687	38,005
Kraft Foods Inc. Class A	71,154	2,506,755
Kroger Co. (The)	6,580	163,184
M&F Worldwide Corp.(a)	431	11,137
McCormick & Co. Inc. NVS	1,798	89,127
Nash-Finch Co.	520	18,621
Pilgrim’s Pride Corp.(a)(b)	2,174	11,761
Ralcorp Holdings Inc.(a)	2,376	205,714
Ruddick Corp.	971	42,277
Safeway Inc.	15,256	356,533
Sanderson Farms Inc.(b)	951	45,439
Sara Lee Corp.	4,273	81,144
Seaboard Corp.	13	31,434
Seneca Foods Corp. Class A(a)(b)	397	10,155
Smart Balance Inc.(a)	1,347	6,977
Smithfield Foods Inc.(a)	7,179	157,005
Snyders-Lance Inc.	2,029	43,887
Spartan Stores Inc.	986	19,257
SUPERVALU Inc.	9,113	85,753
Tootsie Roll Industries Inc.	80	2,341
TreeHouse Foods Inc.(a)(b)	627	34,240

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Tyson Foods Inc. Class A	12,981	252,091
Village Super Market Inc. Class A	268	7,426
Weis Markets Inc.	473	19,265
Winn-Dixie Stores Inc.(a)(b)	2,398	20,263

		6,151,598
FOREST PRODUCTS & PAPER—0.53%
Boise Inc.	4,479	34,891
Buckeye Technologies Inc.	1,714	46,244
Clearwater Paper Corp.(a)	495	33,799
Domtar Corp.	1,773	167,939
International Paper Co.	14,841	442,559
KapStone Paper and Packaging Corp.(a)	1,683	27,887
Louisiana-Pacific Corp.(a)	5,664	46,105
MeadWestvaco Corp.	7,321	243,862
Neenah Paper Inc.	315	6,703
P.H. Glatfelter Co.	1,978	30,422
Plum Creek Timber Co. Inc.(b)	2,762	111,971
Potlatch Corp.(b)	798	28,145
Schweitzer-Mauduit International Inc.	753	42,281
Temple-Inland Inc.	3,443	102,395
Verso Paper Corp.(a)	642	1,721
Wausau Paper Corp.	2,112	14,235
Weyerhaeuser Co.	16,476	360,165

		1,741,324
GAS—0.77%
AGL Resources Inc.	3,362	136,867
Atmos Energy Corp.	3,911	130,041
Chesapeake Utilities Corp.	410	16,412
Energen Corp.	3,115	175,998
Laclede Group Inc. (The)	963	36,430
National Fuel Gas Co.	3,049	221,967
New Jersey Resources Corp.	1,777	79,272
Nicor Inc.	1,956	107,071
NiSource Inc.	12,062	244,256
Northwest Natural Gas Co.	1,146	51,719
Piedmont Natural Gas Co.	3,084	93,322
Sempra Energy	10,313	545,351
South Jersey Industries Inc.	1,056	57,351
Southern Union Co.	5,383	216,128
Southwest Gas Corp.	1,969	76,023
UGI Corp.	4,828	153,965
Vectren Corp.	3,510	97,789
WGL Holdings Inc.	2,200	84,678

		2,524,640
HAND & MACHINE TOOLS—0.29%
Franklin Electric Co. Inc.	65	3,052
Kennametal Inc.	3,103	130,978
Lincoln Electric Holdings Inc.	1,399	50,154
Regal Beloit Corp.	1,660	110,838
Snap-on Inc.	2,064	128,959
Stanley Black & Decker Inc.	7,241	521,714

		945,695

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

HEALTH CARE - PRODUCTS—2.90%
Accuray Inc.(a)(b)	352	2,820
Alere Inc.(a)	3,702	135,567
Alphatec Holdings Inc.(a)(b)	2,316	8,060
AngioDynamics Inc.(a)(b)	1,087	15,468
Baxter International Inc.	2,468	147,315
BG Medicine Inc.(a)	32	255
BIOLASE Technology Inc.(a)	940	4,832
Boston Scientific Corp.(a)	65,829	454,878
Cantel Medical Corp.	560	15,070
CardioNet Inc.(a)(b)	778	4,131
CareFusion Corp.(a)	6,632	180,191
Cerus Corp.(a)	299	897
Columbia Laboratories Inc.(a)(b)	605	1,869
CONMED Corp.(a)(b)	1,216	34,632
Cooper Companies Inc. (The)	1,450	114,898
Covidien PLC	9,950	529,638
Cynosure Inc. Class A(a)	415	5,022
DENTSPLY International Inc.	3,607	137,355
Exactech Inc.(a)(b)	109	1,963
Hanger Orthopedic Group Inc.(a)	685	16,762
Henry Schein Inc.(a)	1,881	134,661
Hill-Rom Holdings Inc.	255	11,740
Hologic Inc.(a)	11,285	227,618
ICU Medical Inc.(a)(b)	394	17,218
Immucor Inc.(a)	153	3,124
Invacare Corp.	1,160	38,500
IRIS International Inc.(a)	219	2,188
Johnson & Johnson	93,951	6,249,621
Kinetic Concepts Inc.(a)(b)	590	34,002
Medical Action Industries Inc.(a)(b)	396	3,227
Medtronic Inc.	6,325	243,702
Metabolix Inc.(a)(b)	415	2,963
Natus Medical Inc.(a)(b)	599	9,075
Palomar Medical Technologies Inc.(a)	816	9,204
Patterson Companies Inc.	2,669	87,783
Solta Medical Inc.(a)(b)	2,603	7,184
Staar Surgical Co.(a)(b)	202	1,071
SurModics Inc.(a)(b)	655	7,270
Symmetry Medical Inc.(a)	1,170	10,495
Uroplasty Inc.(a)(b)	113	848
West Pharmaceutical Services Inc.	650	28,444
Wright Medical Group Inc.(a)(b)	1,676	25,140
Young Innovations Inc.	158	4,506
Zimmer Holdings Inc.(a)	8,268	522,538

		9,493,745
HEALTH CARE - SERVICES—1.94%
Aetna Inc.	16,345	720,651
Almost Family Inc.(a)	353	9,672
Amedisys Inc.(a)(b)	1,266	33,714
American Dental Partners Inc.(a)	643	8,333
AMERIGROUP Corp.(a)(b)	629	44,326
AmSurg Corp.(a)	1,343	35,093
Assisted Living Concepts Inc. Class A	839	14,078
Brookdale Senior Living Inc.(a)(b)	544	13,192
Capital Senior Living Corp.(a)(b)	800	7,432
Centene Corp.(a)(b)	805	28,602

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Community Health Systems Inc.(a)	4,079	104,749
Continucare Corp.(a)	274	1,693
Coventry Health Care Inc.(a)	6,396	233,262
Five Star Quality Care Inc.(a)	1,350	7,843
Gentiva Health Services Inc.(a)(b)	1,313	27,350
HCA Holdings Inc.(a)	2,220	73,260
Health Net Inc.(a)	3,887	124,734
HealthSouth Corp.(a)	4,086	107,257
Healthways Inc.(a)(b)	1,459	22,148
Humana Inc.	7,253	584,157
Kindred Healthcare Inc.(a)(b)	2,232	47,921
LHC Group Inc.(a)	643	14,828
LifePoint Hospitals Inc.(a)	2,255	88,125
Magellan Health Services Inc.(a)(b)	1,378	75,432
MedCath Corp.(a)	873	11,864
Molina Healthcare Inc.(a)(b)	475	12,882
National Healthcare Corp.	440	21,811
Neostem Inc.(a)	161	238
Quest Diagnostics Inc.	554	32,741
Select Medical Holdings Corp.(a)	1,489	13,207
Skilled Healthcare Group Inc. Class A(a)(b)	774	7,322
Sun Healthcare Group Inc.(a)	1,075	8,621
Sunrise Senior Living Inc.(a)	621	5,918
Tenet Healthcare Corp.(a)	19,873	124,008
Triple-S Management Corp. Class B(a)	849	18,449
UnitedHealth Group Inc.	46,653	2,406,362
WellPoint Inc.	15,811	1,245,432

		6,336,707
HOLDING COMPANIES - DIVERSIFIED—0.09%
Harbinger Group Inc.(a)	389	2,377
Heckmann Corp.(a)	2,016	12,177
Leucadia National Corp.	8,520	290,532
Primoris Services Corp.	146	1,883

		306,969
HOME BUILDERS—0.29%
Beazer Homes USA Inc.(a)(b)	3,191	10,818
Cavco Industries Inc.(a)	293	13,185
D.R. Horton Inc.	12,105	139,450
Hovnanian Enterprises Inc. Class A(a)(b)	2,631	6,341
KB Home	3,306	32,333
Lennar Corp. Class A	6,882	124,908
M.D.C. Holdings Inc.(b)	1,611	39,695
M/I Homes Inc.(a)	809	9,918
Meritage Homes Corp.(a)	1,201	27,095
NVR Inc.(a)	253	183,546
Pulte Group Inc.(a)	14,668	112,357
Ryland Group Inc.	1,906	31,506
Skyline Corp.(b)	294	5,145
Standard-Pacific Corp.(a)(b)	4,563	15,286
Thor Industries Inc.	1,899	54,767
Toll Brothers Inc.(a)	6,356	131,823

		938,173
HOME FURNISHINGS—0.12%
American Woodmark Corp.	388	6,720
Audiovox Corp. Class A(a)(b)	804	6,078
Ethan Allen Interiors Inc.	672	14,307
Furniture Brands International Inc.(a)	1,801	7,456

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Harman International Industries Inc.	1,021	46,527
Kimball International Inc. Class B	1,346	8,655
La-Z-Boy Inc.(a)(b)	2,228	21,990
Sealy Corp.(a)(b)	2,124	5,374
Universal Electronics Inc.(a)(b)	396	10,003
Whirlpool Corp.	3,288	267,380

		394,490
HOUSEHOLD PRODUCTS & WARES—0.48%
A.T. Cross Co. Class A(a)	35	399
ACCO Brands Corp.(a)(b)	2,369	18,597
American Greetings Corp. Class A	1,631	39,209
Avery Dennison Corp.	4,333	167,384
Blyth Inc.	223	11,228
Central Garden & Pet Co. Class A(a)(b)	2,035	20,655
Church & Dwight Co. Inc.	2,585	104,796
Clorox Co. (The)	5,411	364,918
CSS Industries Inc.	344	7,200
Ennis Inc.	1,119	19,471
Fortune Brands Inc.	6,641	423,496
Helen of Troy Ltd.(a)(b)	1,326	45,787
Jarden Corp.	3,971	137,039
Kimberly-Clark Corp.	2,109	140,375
Oil-Dri Corp. of America	176	3,770
Prestige Brands Holdings Inc.(a)(b)	2,160	27,734
Scotts Miracle-Gro Co. (The) Class A	265	13,597
Spectrum Brands Holdings Inc.(a)	151	4,832
Summer Infant Inc.(a)	573	4,653

		1,555,140
HOUSEWARES—0.06%
Lifetime Brands Inc.	401	4,708
Newell Rubbermaid Inc.	12,573	198,402

		203,110
INSURANCE—7.49%
ACE Ltd.	14,530	956,365
Aflac Inc.	20,143	940,275
Alleghany Corp.(a)	284	94,603
Allied World Assurance Co. Holdings Ltd.	1,629	93,798
Allstate Corp. (The)	22,524	687,658
Alterra Capital Holdings Ltd.	3,898	86,925
American Equity Investment Life Holding Co.	2,556	32,487
American Financial Group Inc.	3,453	123,238
American International Group Inc.(a)	19,036	558,136
American National Insurance Co.	295	22,863
American Safety Insurance Holdings Ltd.(a)(b)	451	8,632
Amerisafe Inc.(a)	790	17,870
AmTrust Financial Services Inc.	904	20,593
Aon Corp.	14,236	730,307
Arch Capital Group Ltd.(a)	5,701	181,976
Argo Group International Holdings Ltd.(b)	1,179	35,040
Arthur J. Gallagher & Co.	4,781	136,450
Aspen Insurance Holdings Ltd.	3,041	78,245
Assurant Inc.	4,175	151,427
Assured Guaranty Ltd.	7,911	129,028
Axis Capital Holdings Ltd.	5,592	173,128
Baldwin & Lyons Inc. Class B	359	8,318
Berkshire Hathaway Inc. Class B(a)	75,375	5,833,271
Brown & Brown Inc.	4,998	128,249

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Chubb Corp. (The)	12,599	788,823
CIGNA Corp.	11,654	599,365
Cincinnati Financial Corp.	6,319	184,388
Citizens Inc.(a)(b)	1,593	10,864
CNA Financial Corp.	1,145	33,262
CNO Financial Group Inc.(a)	9,526	75,351
Delphi Financial Group Inc. Class A	2,073	60,552
Donegal Group Inc. Class A	332	4,250
eHealth Inc.(a)	919	12,278
EMC Insurance Group Inc.	205	3,916
Employers Holdings Inc.	1,656	27,771
Endurance Specialty Holdings Ltd.	1,740	71,914
Enstar Group Ltd.(a)	296	30,929
Everest Re Group Ltd.	1,986	162,355
FBL Financial Group Inc. Class A	551	17,715
Fidelity National Financial Inc. Class A	9,656	151,985
First American Financial Corp.	4,518	70,707
Flagstone Reinsurance Holdings SA(b)	2,120	17,872
Fortegra Financial Corp.(a)	251	1,968
FPIC Insurance Group Inc.(a)	358	14,921
Genworth Financial Inc. Class A(a)	21,173	217,658
Global Indemnity PLC(a)	581	12,887
Greenlight Capital Re Ltd. Class A(a)	932	24,502
Hallmark Financial Services Inc.(a)	308	2,424
Hanover Insurance Group Inc. (The)	1,952	73,610
Harleysville Group Inc.	524	16,333
Hartford Financial Services Group Inc. (The)	19,180	505,777
HCC Insurance Holdings Inc.	4,917	154,886
Horace Mann Educators Corp.	1,713	26,740
Independence Holding Co.	316	3,299
Infinity Property and Casualty Corp.	533	29,134
Kansas City Life Insurance Co.	182	5,669
Lincoln National Corp.	13,504	384,729
Loews Corp.	13,647	574,402
Maiden Holdings Ltd.	2,171	19,756
Markel Corp.(a)	420	166,660
Marsh & McLennan Companies Inc.	23,623	736,801
MBIA Inc.(a)(b)	6,350	55,182
Meadowbrook Insurance Group Inc.	2,288	22,674
Mercury General Corp.	1,149	45,374
MetLife Inc.	35,369	1,551,638
MGIC Investment Corp.(a)	8,061	47,963
Montpelier Re Holdings Ltd.	2,679	48,222
National Interstate Corp.	327	7,488
National Western Life Insurance Co. Class A	95	15,150
Navigators Group Inc. (The)(a)(b)	581	27,307
Old Republic International Corp.	11,224	131,882
OneBeacon Insurance Group Ltd.(b)	953	12,761
PartnerRe Ltd.	2,916	200,767
Phoenix Companies Inc. (The)(a)	5,080	12,497
Platinum Underwriters Holdings Ltd.	1,601	53,217
PMI Group Inc. (The)(a)(b)	6,595	7,057
Presidential Life Corp.	905	9,448
Primerica Inc.	1,461	32,098
Primus Guaranty Ltd.(a)(b)	1,082	5,681
Principal Financial Group Inc.	13,842	421,074
ProAssurance Corp.(a)(b)	1,313	91,910

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Progressive Corp. (The)	28,244	603,857
Protective Life Corp.	3,682	85,165
Prudential Financial Inc.	20,931	1,331,002
Radian Group Inc.	5,718	24,187
Reinsurance Group of America Inc.	3,192	194,265
RenaissanceRe Holdings Ltd.	2,238	156,548
RLI Corp.	783	48,483
Safety Insurance Group Inc.	542	22,786
SeaBright Insurance Holdings Inc.	859	8,504
Selective Insurance Group Inc.	2,320	37,746
StanCorp Financial Group Inc.	1,943	81,975
State Auto Financial Corp.	551	9,604
Stewart Information Services Corp.	766	7,683
Symetra Financial Corp.	2,902	38,974
Torchmark Corp.	3,283	210,572
Tower Group Inc.	1,584	37,731
Transatlantic Holdings Inc.	2,684	131,543
Travelers Companies Inc. (The)	18,038	1,053,058
United Fire & Casualty Co.	925	16,067
Unitrin Inc.	2,148	63,731
Universal American Corp.	1,412	15,461
Universal Insurance Holdings Inc.	805	3,759
Unum Group	13,263	337,941
Validus Holdings Ltd.	2,857	88,424
W.R. Berkley Corp.	4,942	160,318
White Mountains Insurance Group Ltd.	298	125,208
XL Group PLC	13,339	293,191

		24,512,508
INTERNET—0.81%
1-800-FLOWERS.COM Inc.(a)(b)	1,024	3,174
Akamai Technologies Inc.(a)	722	22,721
AOL Inc.(a)(b)	4,593	91,217
Archipelago Learning Inc.(a)	234	2,307
Blue Coat Systems Inc.(a)	1,172	25,620
Boingo Wireless Inc.(a)	65	590
DealerTrack Holdings Inc.(a)	242	5,554
Digital River Inc.(a)(b)	1,489	47,886
EarthLink Inc.	4,726	36,367
eBay Inc.(a)	22,537	727,269
ePlus Inc.(a)	157	4,151
eResearchTechnology Inc.(a)(b)	1,020	6,497
Expedia Inc.	3,452	100,073
Global Sources Ltd.(a)	25	230
IAC/InterActiveCorp(a)	3,456	131,916
ICG Group Inc.(a)(b)	1,485	18,162
InfoSpace Inc.(a)(b)	1,366	12,458
Internap Network Services Corp.(a)	312	2,293
KIT Digital Inc.(a)	1,520	18,149
Liberty Media Corp. - Liberty Interactive Group Series A(a)	25,896	434,276
MediaMind Technologies Inc.(a)	36	790
ModusLink Global Solutions Inc.	1,828	8,189
Openwave Systems Inc.(a)	2,562	5,867
Orbitz Worldwide Inc.(a)	899	2,239
Perficient Inc.(a)(b)	305	3,129
QuinStreet Inc.(a)(b)	1,043	13,538
RealNetworks Inc.(a)	3,674	12,492
S1 Corp.(a)	1,979	14,803

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Safeguard Scientifics Inc.(a)(b)	888	16,765
Support.com Inc.(a)	791	3,797
TechTarget Inc.(a)	182	1,378
TeleCommunication Systems Inc.(a)(b)	1,153	5,569
United Online Inc.	3,808	22,962
XO Group Inc.(a)(b)	600	5,970
Yahoo! Inc.(a)	56,114	843,955

		2,652,353
INVESTMENT COMPANIES—0.23%
American Capital Ltd.(a)	15,239	151,323
Apollo Investment Corp.	8,416	85,927
Ares Capital Corp.	8,859	142,364
Arlington Asset Investment Corp. Class A	276	8,664
BlackRock Kelso Capital Corp.(c)	3,136	28,130
Capital Southwest Corp.	126	11,626
Fifth Street Finance Corp.	2,864	33,223
Gladstone Capital Corp.	904	8,353
Gladstone Investment Corp.	948	6,769
Golub Capital BDC Inc.	440	6,569
Harris & Harris Group Inc.(a)(b)	1,337	6,859
Hercules Technology Growth Capital Inc.	1,881	19,788
Kohlberg Capital Corp.	821	6,527
Main Street Capital Corp.	860	16,297
MCG Capital Corp.	3,310	20,125
Medallion Financial Corp.	632	6,162
MVC Capital Inc.	1,031	13,640
New Mountain Finance Corp.(a)	312	3,963
NGP Capital Resources Co.	929	7,618
PennantPark Investment Corp.	1,958	21,949
PennyMac Mortgage Investment Trust(c)	1,193	19,768
Prospect Capital Corp.	4,185	42,310
Solar Capital Ltd.	1,567	38,689
Solar Senior Capital Ltd.	333	5,977
THL Credit Inc.	389	5,057
TICC Capital Corp.	1,413	13,565
Triangle Capital Corp.	798	14,731

		745,973
IRON & STEEL—0.36%
AK Steel Holding Corp.	3,784	59,636
Gibraltar Industries Inc.(a)(b)	1,306	14,784
Nucor Corp.	13,614	561,169
Olympic Steel Inc.	401	11,039
Reliance Steel & Aluminum Co.	2,769	137,481
Schnitzer Steel Industries Inc. Class A	678	39,053
Shiloh Industries Inc.	231	2,490
Steel Dynamics Inc.	2,532	41,145
United States Steel Corp.	6,200	285,448
Universal Stainless & Alloy Products Inc.(a)(b)	305	14,262

		1,166,507
LEISURE TIME—0.28%
Ambassadors Group Inc.	585	5,166
Arctic Cat Inc.(a)	523	7,024
Black Diamond Inc.(a)	569	4,484
Callaway Golf Co.	2,767	17,211
Carnival Corp.	18,365	691,075
Johnson Outdoors Inc. Class A(a)	207	3,544
Life Time Fitness Inc.(a)	171	6,825

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Marine Products Corp.(a)	229	1,539
Multimedia Games Holding Co. Inc.(a)	1,155	5,255
Royal Caribbean Cruises Ltd.(a)	2,563	96,471
Town Sports International Holdings Inc.(a)	509	3,873
WMS Industries Inc.(a)	2,459	75,540

		918,007
LODGING—0.20%
Boyd Gaming Corp.(a)(b)	2,353	20,471
Choice Hotels International Inc.	1,128	37,630
Gaylord Entertainment Co.(a)(b)	1,531	45,930
Hyatt Hotels Corp. Class A(a)	1,802	73,558
Marcus Corp.	890	8,793
MGM Resorts International(a)	11,870	156,803
Monarch Casino & Resort Inc.(a)	383	3,999
Morgans Hotel Group Co.(a)	601	4,321
Orient-Express Hotels Ltd. Class A(a)	4,094	44,010
Red Lion Hotels Corp.(a)	630	4,977
Wyndham Worldwide Corp.	7,334	246,789

		647,281
MACHINERY—0.23%
AGCO Corp.(a)	4,095	202,129
Alamo Group Inc.	279	6,612
Albany International Corp. Class A	959	25,308
Astec Industries Inc.(a)	856	31,655
Briggs & Stratton Corp.	2,166	43,017
Cascade Corp.	373	17,744
CNH Global NV(a)	1,137	43,945
Cognex Corp.	326	11,550
Columbus McKinnon Corp.(a)(b)	174	3,125
Flow International Corp.(a)(b)	252	897
Flowserve Corp.	216	23,736
Gerber Scientific Inc.(a)	1,091	12,143
Global Power Equipment Group Inc.(a)	336	8,911
Hurco Companies Inc.(a)	277	8,922
IDEX Corp.	370	16,964
Intermec Inc.(a)	2,551	28,163
Intevac Inc.(a)	981	10,016
Kadant Inc.(a)(b)	385	12,131
NACCO Industries Inc. Class A	251	24,302
Robbins & Myers Inc.	1,694	89,528
Tecumseh Products Co. Class A(a)	794	8,099
Terex Corp.(a)	4,708	133,943

		762,840
MANUFACTURING—4.16%
3M Co.	3,583	339,848
A.O. Smith Corp.	1,633	69,076
Actuant Corp. Class A	2,478	66,485
American Railcar Industries Inc.(a)	418	9,802
Ameron International Corp.	393	25,812
AptarGroup Inc.	2,907	152,152
Barnes Group Inc.	2,339	58,031
Brink’s Co. (The)	269	8,024
Carlisle Companies Inc.	2,414	118,841
Ceradyne Inc.(a)(b)	1,069	41,680
CLARCOR Inc.	108	5,106
Cooper Industries PLC	2,471	147,445

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Crane Co.	2,093	103,415
Dover Corp.	1,779	120,616
Eastman Kodak Co.(a)(b)	11,557	41,374
Eaton Corp.	9,127	469,584
EnPro Industries Inc.(a)(b)	506	24,323
ESCO Technologies Inc.	848	31,206
Federal Signal Corp.	2,442	16,020
FreightCar America Inc.(a)	525	13,304
General Electric Co.	456,653	8,612,476
GP Strategies Corp.(a)	447	6,106
Griffon Corp.(a)	2,048	20,644
Handy & Harman Ltd.(a)	215	3,309
Harsco Corp.	3,160	103,016
Hexcel Corp.(a)	648	14,185
Illinois Tool Works Inc.	1,265	71,460
Ingersoll-Rand PLC	2,969	134,822
ITT Corp.	7,930	467,315
Leggett & Platt Inc.	1,528	37,253
Lydall Inc.(a)	739	8,838
Matthews International Corp. Class A	780	31,317
Myers Industries Inc.	1,260	12,953
Parker Hannifin Corp.	4,108	368,652
Pentair Inc.	4,254	171,691
Smith & Wesson Holding Corp.(a)(b)	1,711	5,133
SPX Corp.	1,603	132,504
Standex International Corp.	436	13,372
STR Holdings Inc.(a)(b)	1,298	19,366
Teleflex Inc.	1,730	105,634
Textron Inc.	11,238	265,329
Tredegar Corp.	1,022	18,754
Trinity Industries Inc.	3,432	119,708
Tyco International Ltd.	20,196	998,288

		13,604,269
MEDIA—3.21%
A.H. Belo Corp. Class A	774	5,759
Belo Corp. Class A(a)	2,804	21,114
Cambium Learning Group Inc.(a)	709	2,389
CBS Corp. Class B NVS	24,340	693,447
Central European Media Enterprises Ltd. Class A(a)(b)	1,574	31,086
Comcast Corp. Class A	66,982	1,697,324
Courier Corp.	442	4,884
Crown Media Holdings Inc. Class A(a)(b)	1,200	2,292
Cumulus Media Inc. Class A(a)(b)	739	2,587
DG FastChannel Inc.(a)	274	8,782
DISH Network Corp. Class A(a)	2,141	65,664
Dolan Co. (The)(a)(b)	1,305	11,053
E.W. Scripps Co. (The) Class A(a)	1,463	14,147
Entercom Communications Corp.(a)	1,039	9,019
Entravision Communications Corp. Class A(a)	896	1,658
Fisher Communications Inc.(a)	379	11,302
Gannett Co. Inc.	10,402	148,957
Gray Television Inc.(a)(b)	2,097	5,536
Journal Communications Inc. Class A(a)(b)	1,856	9,596
Liberty Media Corp. - Liberty Capital Group Series A(a)	3,066	262,909
Liberty Media Corp. - Starz Series A(a)	2,256	169,741
Lin TV Corp. Class A(a)	1,214	5,912
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	1,169	5,073

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

McClatchy Co. (The) Class A(a)(b)	2,479	6,966
McGraw-Hill Companies Inc. (The)	2,317	97,105
Meredith Corp.(b)	1,561	48,594
New York Times Co. (The) Class A(a)(b)	5,892	51,378
News Corp. Class A NVS	98,857	1,749,769
Nexstar Broadcasting Group Inc.(a)(b)	353	2,898
Nielsen Holdings NV(a)	481	14,988
Outdoor Channel Holdings Inc.(a)	578	3,954
PRIMEDIA Inc.	710	5,006
Saga Communications Inc. Class A(a)(b)	155	5,735
Scholastic Corp.	1,144	30,430
Sinclair Broadcast Group Inc. Class A	2,010	22,070
Thomson Reuters Corp.	8,559	321,476
Time Warner Inc.	46,112	1,677,093
Value Line Inc.	7	94
Walt Disney Co. (The)	81,390	3,177,466
Washington Post Co. (The) Class B(b)	217	90,912
Westwood One Inc.(a)	216	1,115
World Wrestling Entertainment Inc.	153	1,458

		10,498,738
METAL FABRICATE & HARDWARE—0.10%
A.M. Castle & Co.(a)	718	11,926
Ampco-Pittsburgh Corp.	333	7,809
CIRCOR International Inc.	274	11,735
Commercial Metals Co.	4,959	71,162
Haynes International Inc.	117	7,246
Kaydon Corp.	1,400	52,248
L.B. Foster Co. Class A	409	13,460
Lawson Products Inc.	150	2,951
Mueller Industries Inc.	1,405	53,264
Mueller Water Products Inc. Class A	6,679	26,582
Northwest Pipe Co.(a)(b)	400	10,424
RBC Bearings Inc.(a)	195	7,363
Timken Co. (The)	586	29,534
Worthington Industries Inc.	931	21,506

		327,210
MINING—0.76%
Alcoa Inc.	45,814	726,610
Century Aluminum Co.(a)(b)	2,215	34,665
Coeur d’Alene Mines Corp.(a)	3,596	87,239
Golden Minerals Co.(a)	83	1,476
Golden Star Resources Ltd.(a)	11,107	24,435
Horsehead Holding Corp.(a)(b)	1,781	23,723
Jaguar Mining Inc.(a)(b)	3,624	17,323
Kaiser Aluminum Corp.	397	21,684
Materion Corp.(a)(b)	808	29,872
Newmont Mining Corp.	20,945	1,130,401
Revett Minerals Inc.(a)	482	2,174
RTI International Metals Inc.(a)(b)	1,124	43,128
Thompson Creek Metals Co. Inc.(a)(b)	6,561	65,479
Titanium Metals Corp.	1,713	31,382
U.S. Energy Corp.(a)(b)	1,048	4,475
United States Lime & Minerals Inc.(a)	90	3,691
Ur-Energy Inc.(a)	805	1,288
USEC Inc.(a)(b)	4,985	16,650

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Vista Gold Corp.(a)	2,572	7,279
Vulcan Materials Co.(b)	5,573	214,727

		2,487,701
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	89	1,719

		1,719
OFFICE & BUSINESS EQUIPMENT—0.25%
Pitney Bowes Inc.	7,909	181,828
Xerox Corp.	60,351	628,254

		810,082
OFFICE FURNISHINGS—0.01%
CompX International Inc.	45	593
Steelcase Inc. Class A	3,038	34,603

		35,196
OIL & GAS—9.94%
Alon USA Energy Inc.	116	1,307
Anadarko Petroleum Corp.	18,168	1,394,576
Apache Corp.	11,756	1,450,573
Approach Resources Inc.(a)(b)	273	6,189
Atlas Energy Inc. Escrow(a)(d)	982	98
Atwood Oceanics Inc.(a)	1,737	76,654
Bill Barrett Corp.(a)(b)	1,873	86,814
BPZ Resources Inc.(a)(b)	3,262	10,699
CAMAC Energy Inc.(a)(b)	2,520	3,352
Chesapeake Energy Corp.	28,324	840,940
Chevron Corp.	81,623	8,394,109
Cimarex Energy Co.	2,709	243,593
Cobalt International Energy Inc.(a)	351	4,784
Comstock Resources Inc.(a)(b)	2,046	58,904
ConocoPhillips	60,864	4,576,364
Crimson Exploration Inc.(a)	938	3,330
Crosstex Energy Inc.	187	2,225
Delek US Holdings Inc.	610	9,577
Denbury Resources Inc.(a)	2,883	57,660
Devon Energy Corp.	18,215	1,435,524
Diamond Offshore Drilling Inc.	1,561	109,910
Endeavour International Corp.(a)(b)	1,595	24,037
Energy Partners Ltd.(a)	1,243	18,409
EQT Corp.	3,530	185,396
EXCO Resources Inc.	538	9,496
Exxon Mobil Corp.	55,573	4,522,531
Forest Oil Corp.(a)	1,049	28,019
Gastar Exploration Ltd.(a)	2,494	8,554
GeoResources Inc.(a)	526	11,830
GMX Resources Inc.(a)(b)	1,749	7,783
Harvest Natural Resources Inc.(a)(b)	1,457	16,071
Helmerich & Payne Inc.	299	19,770
Hess Corp.	13,066	976,814
Kosmos Energy Ltd.(a)	226	3,837
Marathon Oil Corp.	30,664	1,615,379
Miller Energy Resources Inc.(a)(b)	1,334	8,538
Murphy Oil Corp.	7,057	463,363
Nabors Industries Ltd.(a)	12,388	305,240
Newfield Exploration Co.(a)	2,459	167,261
Noble Energy Inc.	6,073	544,323
Occidental Petroleum Corp.	24,922	2,592,885

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Parker Drilling Co.(a)(b)	5,012	29,320
Patterson-UTI Energy Inc.	5,937	187,669
Penn Virginia Corp.	1,962	25,918
PetroCorp Inc. Escrow(a)(d)	190	—
Petrohawk Energy Corp.(a)	2,244	55,359
Petroleum Development Corp.(a)	1,009	30,179
PetroQuest Energy Inc.(a)(b)	1,843	12,938
Pioneer Drilling Co.(a)	497	7,574
Pioneer Natural Resources Co.	948	84,912
Plains Exploration & Production Co.(a)	6,086	231,998
QEP Resources Inc.	1,632	68,267
Quicksilver Resources Inc.(a)	4,729	69,800
Rex Energy Corp.(a)(b)	216	2,218
Rowan Companies Inc.(a)	4,600	178,526
SM Energy Co.	525	38,577
Sunoco Inc.	5,228	218,060
Swift Energy Co.(a)	1,822	67,906
Tesoro Corp.(a)	6,176	141,492
Triangle Petroleum Corp.(a)	957	6,182
Unit Corp.(a)(b)	1,800	109,674
VAALCO Energy Inc.(a)	1,936	11,655
Valero Energy Corp.	24,562	628,050
Vantage Drilling Co.(a)	7,503	13,655
Venoco Inc.(a)	972	12,383
Voyager Oil & Gas Inc.(a)(b)	549	1,631
Warren Resources Inc.(a)(b)	2,591	9,872
Western Refining Inc.(a)(b)	138	2,494

		32,543,027
OIL & GAS SERVICES—0.93%
Baker Hughes Inc.	11,268	817,606
Cal Dive International Inc.(a)	1,574	9,413
Cameron International Corp.(a)	2,790	140,309
Dawson Geophysical Co.(a)(b)	247	8,435
Exterran Holdings Inc.(a)(b)	2,746	54,453
Global Industries Ltd.(a)	4,348	23,827
Gulf Island Fabrication Inc.	526	16,979
Helix Energy Solutions Group Inc.(a)(b)	4,554	75,414
Hercules Offshore Inc.(a)	4,947	27,258
Hornbeck Offshore Services Inc.(a)	981	26,978
Key Energy Services Inc.(a)	557	10,026
Matrix Service Co.(a)(b)	972	13,005
Mitcham Industries Inc.(a)	197	3,408
National Oilwell Varco Inc.	18,219	1,424,908
Natural Gas Services Group Inc.(a)	529	8,549
Newpark Resources Inc.(a)(b)	3,615	32,788
Oil States International Inc.(a)(b)	350	27,969
SEACOR Holdings Inc.	930	92,963
Tesco Corp.(a)	245	4,755
Tetra Technologies Inc.(a)(b)	2,937	37,388
Tidewater Inc.	2,086	112,248
Union Drilling Inc.(a)(b)	628	6,462
Willbros Group Inc.(a)(b)	1,359	11,606
World Fuel Services Corp.	1,314	47,212

		3,033,959
PACKAGING & CONTAINERS—0.25%
Bemis Co. Inc.	4,557	153,935
Graham Packaging Co. Inc.(a)	959	24,186

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Graphic Packaging Holding Co.(a)	865	4,706
Greif Inc. Class A	1,641	106,714
Owens-Illinois Inc.(a)	7,085	182,864
Packaging Corp. of America	420	11,756
Sealed Air Corp.	6,925	164,746
Sonoco Products Co.	4,312	153,248

		802,155
PHARMACEUTICALS—5.30%
Abbott Laboratories	4,093	215,374
Allos Therapeutics Inc.(a)	653	1,397
Anacor Pharmaceuticals Inc.(a)	28	181
Array BioPharma Inc.(a)	1,367	3,062
AVANIR Pharmaceuticals Inc. Class A(a)	544	1,828
BioScrip Inc.(a)	438	2,843
Bristol-Myers Squibb Co.	73,462	2,127,460
Cardinal Health Inc.	7,553	343,057
Cephalon Inc.(a)(b)	3,287	262,631
Cornerstone Therapeutics Inc.(a)(b)	328	2,939
DURECT Corp.(a)	243	493
Dyax Corp.(a)	767	1,519
Eli Lilly and Co.	29,451	1,105,296
Forest Laboratories Inc.(a)(b)	12,326	484,905
Furiex Pharmaceuticals Inc.(a)(b)	424	7,543
Hi-Tech Pharmacal Co. Inc.(a)(b)	307	8,881
Hospira Inc.(a)	1,160	65,726
Idenix Pharmaceuticals Inc.(a)(b)	1,702	8,510
Impax Laboratories Inc.(a)	244	5,317
K-V Pharmaceutical Co. Class A(a)(b)	748	2,035
Lannett Co. Inc.(a)(b)	482	2,400
Mead Johnson Nutrition Co. Class A	7,191	485,752
Medicines Co. (The)(a)(b)	998	16,477
Medicis Pharmaceutical Corp. Class A	467	17,825
Merck & Co. Inc.	132,906	4,690,253
Mylan Inc.(a)	1,792	44,209
Neurocrine Biosciences Inc.(a)	599	4,822
Nutraceutical International Corp.(a)	401	6,167
Omega Protein Corp.(a)	750	10,350
Omnicare Inc.	5,013	159,865
Par Pharmaceutical Companies Inc.(a)	477	15,731
Pfizer Inc.	340,211	7,008,347
PharMerica Corp.(a)	1,261	16,090
Progenics Pharmaceuticals Inc.(a)(b)	328	2,355
Rigel Pharmaceuticals Inc.(a)	698	6,401
Schiff Nutrition International Inc.	372	4,163
Star Scientific Inc.(a)(b)	524	2,358
Theravance Inc.(a)(b)	489	10,861
Vanda Pharmaceuticals Inc.(a)	75	535
VCA Antech Inc.(a)	3,712	78,694
ViroPharma Inc.(a)(b)	3,263	60,365
Warner Chilcott PLC Class A	641	15,467
Watson Pharmaceuticals Inc.(a)	310	21,306
XenoPort Inc.(a)(b)	273	1,944
Zalicus Inc.(a)	1,259	2,996

		17,336,730

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

PIPELINES—0.65%
El Paso Corp.	1,949	39,370
Kinder Morgan Inc.	2,326	66,826
ONEOK Inc.	4,270	316,023
Questar Corp.	7,681	136,030
SemGroup Corp.(a)	1,783	45,769
Spectra Energy Corp.	27,990	767,206
Williams Companies Inc. (The)	25,331	766,263

		2,137,487
REAL ESTATE—0.15%
Avatar Holdings Inc.(a)	389	5,917
Consolidated-Tomoka Land Co.	180	5,148
Forest City Enterprises Inc. Class A(a)	5,897	110,097
Forestar Group Inc.(a)	1,522	25,006
Government Properties Income Trust	1,310	35,396
Hilltop Holdings Inc.(a)(b)	1,711	15,125
Howard Hughes Corp. (The)(a)	922	59,967
Jones Lang LaSalle Inc.	415	39,135
Kennedy-Wilson Holdings Inc.	1,022	12,520
Resource Capital Corp.(b)	3,059	19,333
Retail Opportunity Investments Corp.	1,807	19,443
St. Joe Co. (The)(a)(b)	2,795	58,248
Starwood Property Trust Inc.	4,004	82,122
Terreno Realty Corp.	442	7,518
United Capital Corp.(a)	76	2,276

		497,251
REAL ESTATE INVESTMENT TRUSTS—3.87%
Acadia Realty Trust	1,375	27,954
Agree Realty Corp.	423	9,446
Alexandria Real Estate Equities Inc.	2,667	206,479
American Assets Trust Inc.	76	1,706
American Campus Communities Inc.(b)	1,625	57,720
American Capital Agency Corp.	5,564	161,968
Annaly Capital Management Inc.	35,028	631,905
Anworth Mortgage Asset Corp.	5,435	40,817
Apartment Investment and Management Co. Class A	1,653	42,201
Apollo Commercial Real Estate Finance Inc.	754	12,154
ARMOUR Residential Inc.	2,116	15,553
Ashford Hospitality Trust Inc.	2,032	25,298
Associated Estates Realty Corp.	1,688	27,430
AvalonBay Communities Inc.	3,761	482,912
BioMed Realty Trust Inc.	5,638	108,475
Boston Properties Inc.	1,129	119,855
Brandywine Realty Trust	5,814	67,384
BRE Properties Inc. Class A(b)	3,227	160,963
Camden Property Trust	841	53,504
Campus Crest Communities Inc.	1,314	17,003
CapLease Inc.	2,923	14,352
Capstead Mortgage Corp.	3,323	44,528
CBL & Associates Properties Inc.	4,385	79,500
Cedar Shopping Centers Inc.	2,397	12,345
Chatham Lodging Trust	594	9,569
Chesapeake Lodging Trust	1,381	23,560
Chimera Investment Corp.	44,406	153,645
Cogdell Spencer Inc.	1,409	8,440
Colonial Properties Trust(b)	3,586	73,154

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Colony Financial Inc.	1,414	25,551
CommonWealth REIT	3,099	80,078
CoreSite Realty Corp.	853	13,989
Corporate Office Properties Trust	2,092	65,082
Cousins Properties Inc.	3,917	33,451
CreXus Investment Corp.	2,455	27,275
Cypress Sharpridge Investments Inc.(b)	3,547	45,437
DCT Industrial Trust Inc.	10,553	55,192
Developers Diversified Realty Corp.	9,280	130,848
DiamondRock Hospitality Co.(b)	7,190	77,149
Douglas Emmett Inc.	5,345	106,312
Duke Realty Corp.	10,927	153,087
DuPont Fabros Technology Inc.(b)	1,564	39,413
Dynex Capital Inc.	1,732	16,766
EastGroup Properties Inc.(b)	629	26,739
Education Realty Trust Inc.(b)	3,102	26,584
Entertainment Properties Trust	2,004	93,587
Equity Lifestyle Properties Inc.	345	21,542
Equity One Inc.(b)	2,305	42,965
Equity Residential(b)	11,764	705,840
Essex Property Trust Inc.	619	83,745
Excel Trust Inc.	712	7,853
Extra Space Storage Inc.	2,464	52,557
Federal Realty Investment Trust	652	55,537
FelCor Lodging Trust Inc.(a)	2,674	14,252
First Industrial Realty Trust Inc.(a)	3,350	38,357
First Potomac Realty Trust	2,149	32,901
Franklin Street Properties Corp.	3,033	39,156
General Growth Properties Inc.	24,281	405,250
Getty Realty Corp.	602	15,188
Gladstone Commercial Corp.	241	4,177
Glimcher Realty Trust(b)	549	5,215
Hatteras Financial Corp.	3,211	90,647
HCP Inc.	17,488	641,635
Health Care REIT Inc.	7,614	399,202
Healthcare Realty Trust Inc.	3,125	64,469
Hersha Hospitality Trust(b)	6,047	33,682
Highwoods Properties Inc.	753	24,947
Hospitality Properties Trust	5,303	128,598
Host Hotels & Resorts Inc.(b)	29,557	500,991
Hudson Pacific Properties Inc.	947	14,707
Inland Real Estate Corp.	3,397	29,996
Invesco Mortgage Capital Inc.	3,099	65,482
Investors Real Estate Trust(b)	2,790	24,161
iStar Financial Inc.(a)	3,972	32,213
Kilroy Realty Corp.	1,273	50,271
Kimco Realty Corp.	17,536	326,871
Kite Realty Group Trust	2,372	11,813
LaSalle Hotel Properties(b)	3,655	96,273
Lexington Realty Trust(b)	5,230	47,750
Liberty Property Trust(b)	4,976	162,118
LTC Properties Inc.(b)	1,069	29,740
Macerich Co. (The)	3,630	194,205
Mack-Cali Realty Corp.	3,735	123,031
Medical Properties Trust Inc.	4,799	55,188
MFA Financial Inc.(b)	15,295	122,972
Mission West Properties Inc.	761	6,682
Monmouth Real Estate Investment Corp. Class A	1,521	12,852

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

MPG Office Trust Inc.(a)(b)	2,080	5,949
National Health Investors Inc.(b)	586	26,036
National Retail Properties Inc.	3,652	89,511
Nationwide Health Properties Inc.	5,466	226,347
Newcastle Investment Corp.(b)	218	1,260
NorthStar Realty Finance Corp.(b)	4,118	16,596
Omega Healthcare Investors Inc.	231	4,853
One Liberty Properties Inc.(b)	477	7,365
Parkway Properties Inc.	943	16,088
Pebblebrook Hotel Trust	2,186	44,135
Pennsylvania Real Estate Investment Trust	2,390	37,523
Piedmont Office Realty Trust Inc. Class A	7,471	152,334
Post Properties Inc.(b)	2,141	87,267
ProLogis Inc.	18,274	654,940
PS Business Parks Inc.	641	35,319
Public Storage	350	39,903
RAIT Financial Trust(b)	4,901	10,292
Ramco-Gershenson Properties Trust	1,655	20,489
Realty Income Corp.(b)	5,479	183,492
Redwood Trust Inc.(b)	3,374	51,015
Regency Centers Corp.	3,886	170,867
RLJ Lodging Trust(a)	1,183	20,549
Sabra Healthcare REIT Inc.	781	13,051
Senior Housing Properties Trust	6,137	143,667
Simon Property Group Inc.	2,315	269,072
SL Green Realty Corp.	3,487	288,968
Sovran Self Storage Inc.	1,189	48,749
STAG Industrial Inc.	682	8,354
Strategic Hotels & Resorts Inc.(a)	5,609	39,712
Summit Hotel Properties Inc.	1,091	12,383
Sun Communities Inc.	912	34,027
Sunstone Hotel Investors Inc.(a)(b)	5,077	47,064
Taubman Centers Inc.	2,418	143,146
Two Harbors Investment Corp.	3,835	41,226
U-Store-It Trust	4,272	44,941
UDR Inc.(b)	7,575	185,966
UMH Properties Inc.	495	5,296
Universal Health Realty Income Trust(b)	241	9,635
Urstadt Biddle Properties Inc. Class A(b)	858	15,538
Vornado Realty Trust	7,062	658,037
Walter Investment Management Corp.	1,108	24,587
Washington Real Estate Investment Trust	2,110	68,617
Weingarten Realty Investors(b)	5,187	130,505
Whitestone REIT Class B	323	4,109
Winthrop Realty Trust(b)	1,213	14,483

		12,674,654
RETAIL—3.65%
99 Cents Only Stores(a)(b)	1,781	36,047
Abercrombie & Fitch Co. Class A	528	35,334
America’s Car-Mart Inc.(a)	189	6,237
American Eagle Outfitters Inc.	8,371	106,730
Asbury Automotive Group Inc.(a)	1,254	23,237
AutoNation Inc.(a)(b)	892	32,656
Barnes & Noble Inc.	1,247	20,675
Bebe Stores Inc.	1,650	10,082
Benihana Inc. Class A(a)	572	6,000
Best Buy Co. Inc.	13,630	428,118

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Big 5 Sporting Goods Corp.	944	7,420
Big Lots Inc.(a)	2,119	70,245
Biglari Holdings Inc.(a)	47	18,379
BJ’s Wholesale Club Inc.(a)	2,114	106,440
Bob Evans Farms Inc.	1,302	45,531
Bon-Ton Stores Inc. (The)(b)	530	5,152
Brinker International Inc.	284	6,947
Brown Shoe Co. Inc.(b)	1,905	20,288
Build-A-Bear Workshop Inc.(a)	714	4,648
Cabela’s Inc.(a)	1,858	50,445
California Pizza Kitchen Inc.(a)	201	3,713
Caribou Coffee Co. Inc.(a)	297	3,932
CarMax Inc.(a)	8,133	268,958
Cash America International Inc.	840	48,611
Casual Male Retail Group Inc.(a)	1,810	7,512
Charming Shoppes Inc.(a)	4,993	20,771
Chico’s FAS Inc.	2,528	38,501
Children’s Place Retail Stores Inc. (The)(a)	1,121	49,873
Christopher & Banks Corp.	1,538	8,844
Citi Trends Inc.(a)	643	9,696
Coldwater Creek Inc.(a)	2,612	3,657
Collective Brands Inc.(a)	2,644	38,840
Conn’s Inc.(a)(b)	571	4,939
Cost Plus Inc.(a)	299	2,990
Cracker Barrel Old Country Store Inc.	55	2,712
CVS Caremark Corp.	58,389	2,194,259
Denny’s Corp.(a)	1,173	4,551
Dillard’s Inc. Class A	1,459	76,072
Domino’s Pizza Inc.(a)	1,642	41,444
DSW Inc. Class A(a)	68	3,442
Einstein Noah Restaurant Group Inc.	34	509
Finish Line Inc. (The) Class A	1,547	33,106
Foot Locker Inc.	6,688	158,907
Fred’s Inc. Class A	1,689	24,372
GameStop Corp. Class A(a)(b)	6,108	162,900
Gap Inc. (The)	17,402	314,976
Genesco Inc.(a)	915	47,672
Gordmans Stores Inc.(a)	12	209
Group 1 Automotive Inc.	1,032	42,498
Haverty Furniture Companies Inc.	807	9,289
hhgregg Inc.(a)(b)	732	9,809
Home Depot Inc. (The)	27,323	989,639
Hot Topic Inc.	1,922	14,300
J.C. Penney Co. Inc.	7,131	246,305
Jack in the Box Inc.(a)	2,015	45,902
Kenneth Cole Productions Inc. Class A(a)(b)	219	2,735
Kirkland’s Inc.(a)	720	8,654
Kohl’s Corp.	1,921	96,069
Lithia Motors Inc. Class A	948	18,609
Lowe’s Companies Inc.	56,072	1,307,038
Luby’s Inc.(a)(b)	808	4,460
Macy’s Inc.	16,068	469,828
MarineMax Inc.(a)	998	8,743
McCormick & Schmick’s Seafood Restaurants Inc.(a)	574	4,931
Men’s Wearhouse Inc. (The)	1,833	61,772
Movado Group Inc.	743	12,713
New York & Co. Inc.(a)(b)	1,092	5,405

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

O’Charley’s Inc.(a)(b)	792	5,790
Office Depot Inc.(a)(b)	11,923	50,315
OfficeMax Inc.(a)(b)	3,693	28,990
P.F. Chang’s China Bistro Inc.	79	3,179
Pacific Sunwear of California Inc.(a)(b)	2,037	5,317
Pantry Inc. (The)(a)	919	17,268
PC Connection Inc.(a)	401	3,320
Penske Automotive Group Inc.	1,918	43,615
Pep Boys - Manny, Moe & Jack (The)	2,262	24,724
Pier 1 Imports Inc.(a)	3,127	36,179
RadioShack Corp.	4,556	60,640
Red Robin Gourmet Burgers Inc.(a)	56	2,037
Regis Corp.	2,482	38,024
REX American Resources Corp.(a)(b)	292	4,847
Rite Aid Corp.(a)	23,960	31,867
Ruby Tuesday Inc.(a)(b)	2,796	30,141
Rush Enterprises Inc. Class A(a)	1,406	26,756
Ruth’s Hospitality Group Inc.(a)	1,256	7,046
Saks Inc.(a)(b)	4,954	55,336
Sally Beauty Holdings Inc.(a)	302	5,164
School Specialty Inc.(a)	691	9,944
Sears Holdings Corp.(a)(b)	1,661	118,662
Select Comfort Corp.(a)	306	5,502
Shoe Carnival Inc.(a)(b)	393	11,849
Signet Jewelers Ltd.(a)	3,753	175,678
Sonic Automotive Inc.	1,729	25,330
Stage Stores Inc.	1,551	26,057
Staples Inc.	30,719	485,360
Stein Mart Inc.	1,180	11,375
Susser Holdings Corp.(a)	345	5,423
Syms Corp.(a)	279	3,008
Systemax Inc.(a)	438	6,544
Talbots Inc. (The)(a)(b)	3,003	10,030
Target Corp.	28,104	1,318,359
Texas Roadhouse Inc.	176	3,086
Titan Machinery Inc.(a)	449	12,922
Tuesday Morning Corp.(a)	1,851	8,607
Wal-Mart Stores Inc.	18,340	974,588
Walgreen Co.	2,202	93,497
Wendy’s/Arby’s Group Inc. Class A	13,590	68,901
West Marine Inc.(a)	628	6,512
Wet Seal Inc. Class A(a)	4,357	19,476
Williams-Sonoma Inc.	2,160	78,818
Zale Corp.(a)(b)	1,380	7,728

		11,943,089
SAVINGS & LOANS—0.46%
Abington Bancorp Inc.	869	9,064
Astoria Financial Corp.	3,736	47,783
BankFinancial Corp.	880	7,454
BankUnited Inc.	1,437	38,138
Beneficial Mutual Bancorp Inc.(a)(b)	1,428	11,731
Berkshire Hills Bancorp Inc.	721	16,143
BofI Holding Inc.(a)(b)	359	5,173
Brookline Bancorp Inc.	1,710	15,852
Cape Bancorp Inc.(a)	493	4,930
Capitol Federal Financial Inc.	7,195	84,613
Charter Financial Corp.	292	2,891

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Clifton Savings Bancorp Inc.	332	3,665
Danvers Bancorp Inc.(b)	889	19,354
Dime Community Bancshares Inc.	1,337	19,440
ESB Financial Corp.	535	6,912
ESSA Bancorp Inc.	487	6,049
First Defiance Financial Corp.(a)	418	6,140
First Financial Holdings Inc.	720	6,458
First Niagara Financial Group Inc.	13,101	172,933
First PacTrust Bancorp Inc.	365	5,424
Flagstar Bancorp Inc.(a)	8,399	9,995
Flushing Financial Corp.	1,348	17,524
Fox Chase Bancorp Inc.	625	8,469
Home Federal Bancorp Inc.	729	8,012
Hudson City Bancorp Inc.	18,411	150,786
Investors Bancorp Inc.(a)	1,712	24,310
Kearny Financial Corp.	572	5,211
Meridian Interstate Bancorp Inc.(a)(b)	377	5,161
New York Community Bancorp Inc.	18,854	282,621
Northwest Bancshares Inc.	4,557	57,327
OceanFirst Financial Corp.	630	8,158
Oritani Financial Corp.	2,414	30,875
People’s United Financial Inc.	12,429	167,046
Provident Financial Services Inc.	2,597	37,189
Provident New York Bancorp	1,634	13,660
Rockville Financial Inc.	1,267	12,543
Roma Financial Corp.	344	3,612
Territorial Bancorp Inc.	515	10,671
TFS Financial Corp.(a)	3,431	33,212
United Financial Bancorp Inc.	692	10,678
ViewPoint Financial Group	1,497	20,659
Washington Federal Inc.	4,771	78,388
Westfield Financial Inc.	890	7,227
WSFS Financial Corp.	276	10,943

		1,504,424
SEMICONDUCTORS—2.65%
Advanced Analogic Technologies Inc.(a)	1,473	8,919
Alpha & Omega Semiconductor Ltd.(a)(b)	631	8,361
Amkor Technology Inc.(a)	4,541	28,018
Amtech Systems Inc.(a)	25	516
ANADIGICS Inc.(a)	2,897	9,299
Applied Materials Inc.	53,200	692,132
Applied Micro Circuits Corp.(a)	422	3,739
Atmel Corp.(a)	1,258	17,700
ATMI Inc.(a)(b)	1,282	26,191
Axcelis Technologies Inc.(a)	4,557	7,474
AXT Inc.(a)	771	6,538
Brooks Automation Inc.(a)(b)	2,841	30,853
Cabot Microelectronics Corp.(a)(b)	779	36,200
Cohu Inc.	1,033	13,543
Cree Inc.(a)	4,455	149,643
DSP Group Inc.(a)(b)	1,006	8,752
EMCORE Corp.(a)(b)	3,795	10,398
Emulex Corp.(a)(b)	3,770	32,422
Entegris Inc.(a)(b)	3,895	39,417
Exar Corp.(a)(b)	1,397	8,843
Fairchild Semiconductor International Inc.(a)	5,481	91,588
FormFactor Inc.(a)(b)	2,207	19,995
Freescale Semiconductor Holdings I Ltd.(a)	705	12,965
FSI International Inc.(a)	1,662	4,554

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

GSI Group Inc.(a)	1,110	13,376
GSI Technology Inc.(a)	866	6,235
Integrated Device Technology Inc.(a)	2,298	18,062
Integrated Silicon Solution Inc.(a)	1,150	11,121
Intel Corp.	228,299	5,059,106
International Rectifier Corp.(a)	2,997	83,826
Intersil Corp. Class A	2,709	34,811
IXYS Corp.(a)	377	5,648
KLA-Tencor Corp.	1,637	66,266
Kopin Corp.(a)(b)	1,703	8,021
Kulicke and Soffa Industries Inc.(a)	3,093	34,456
Lattice Semiconductor Corp.(a)	3,502	22,833
LSI Corp.(a)	18,159	129,292
LTX-Credence Corp.(a)	979	8,752
Marvell Technology Group Ltd.(a)	21,894	323,265
MEMC Electronic Materials Inc.(a)	4,038	34,444
Micron Technology Inc.(a)	37,393	279,700
Mindspeed Technologies Inc.(a)	657	5,256
MIPS Technologies Inc.(a)	661	4,568
MKS Instruments Inc.	2,245	59,313
Monolithic Power Systems Inc.(a)	298	4,595
Nanometrics Inc.(a)	865	16,426
National Semiconductor Corp.	616	15,160
Novellus Systems Inc.(a)(b)	3,866	139,717
OmniVision Technologies Inc.(a)	525	18,275
Pericom Semiconductor Corp.(a)(b)	949	8,484
Photronics Inc.(a)(b)	2,338	19,803
PLX Technology Inc.(a)	1,912	6,635
PMC-Sierra Inc.(a)	9,455	71,574
QLogic Corp.(a)	828	13,182
Richardson Electronics Ltd.	643	8,738
Rudolph Technologies Inc.(a)(b)	1,360	14,566
Silicon Image Inc.(a)	720	4,651
Silicon Laboratories Inc.(a)	197	8,128
Standard Microsystems Corp.(a)(b)	988	26,666
Supertex Inc.(a)	476	10,662
Teradyne Inc.(a)	7,966	117,897
Tessera Technologies Inc.(a)(b)	2,196	37,639
Texas Instruments Inc.	18,255	599,312
Veeco Instruments Inc.(a)(b)	528	25,561
Zoran Corp.(a)	2,148	18,043

		8,662,125
SHIPBUILDING—0.02%
Huntington Ingalls Industries Inc.(a)	2,095	72,278

		72,278
SOFTWARE—0.52%
Accelrys Inc.(a)	2,379	16,915
Activision Blizzard Inc.	18,274	213,440
Actuate Corp.(a)	123	720
Acxiom Corp.(a)	3,486	45,701
Allscripts Healthcare Solutions Inc.(a)	1,585	30,781
American Reprographics Co.(a)	1,384	9,785
Avid Technology Inc.(a)(b)	1,277	24,059
Broadridge Financial Solutions Inc.	297	7,149
CA Inc.	16,527	377,477
Compuware Corp.(a)	2,503	24,429
CSG Systems International Inc.(a)	773	14,285
Digi International Inc.(a)(b)	911	11,843

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

DynaVox Inc.(a)	85	646
Ebix Inc.(a)(b)	418	7,963
Emdeon Inc. Class A(a)	1,186	15,560
EPIQ Systems Inc.	1,255	17,846
ePocrates Inc.(a)	21	387
Fair Isaac Corp.	713	21,533
Fidelity National Information Services Inc.	11,304	348,050
Fiserv Inc.(a)	1,228	76,910
inContact Inc.(a)	111	527
JDA Software Group Inc.(a)(b)	1,479	45,686
ManTech International Corp. Class A	1,001	44,464
MedAssets Inc.(a)	368	4,917
MoneyGram International Inc.(a)	313	1,039
Omnicell Inc.(a)	738	11,505
Paychex Inc.	1,110	34,099
PDF Solutions Inc.(a)	59	352
Progress Software Corp.(a)	1,169	28,208
Quest Software Inc.(a)	1,823	41,437
Renaissance Learning Inc.	376	4,715
Rosetta Stone Inc.(a)(b)	471	7,602
Schawk Inc.	506	8,379
SeaChange International Inc.(a)(b)	582	6,274
Smith Micro Software Inc.(a)	1,541	6,488
SS&C Technologies Holdings Inc.(a)	1,083	21,519
SYNNEX Corp.(a)(b)	1,080	34,236
THQ Inc.(a)	2,923	10,581
Total System Services Inc.	6,960	129,317

		1,706,824
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	1,168	24,750

		24,750
TELECOMMUNICATIONS—6.52%
Alaska Communications Systems Group Inc.	1,546	13,713
Amdocs Ltd.(a)	8,009	243,394
Anaren Inc.(a)(b)	569	12,091
Anixter International Inc.	604	39,465
ARRIS Group Inc.(a)(b)	5,317	61,730
AT&T Inc.	254,992	8,009,299
Atlantic Tele-Network Inc.	309	11,853
Aviat Networks Inc.(a)(b)	2,604	10,260
BigBand Networks Inc.(a)(b)	1,881	4,082
Black Box Corp.	772	24,140
CenturyLink Inc.	25,863	1,045,641
Cincinnati Bell Inc.(a)(b)	6,071	20,156
Cisco Systems Inc.	236,836	3,697,010
Clearwire Corp. Class A(a)(b)	1,052	3,977
Communications Systems Inc.	286	5,128
Comtech Telecommunications Corp.	1,146	32,134
Consolidated Communications Holdings Inc.	226	4,393
Corning Inc.	67,607	1,227,067
EchoStar Corp. Class A(a)	1,639	59,709
EMS Technologies Inc.(a)(b)	632	20,837
Extreme Networks Inc.(a)(b)	2,844	9,215
Fairpoint Communications Inc.(a)	869	8,004
Frontier Communications Corp.	42,879	346,034
GeoEye Inc.(a)	898	33,585
Global Crossing Ltd.(a)(b)	489	18,768
Globalstar Inc.(a)(b)	4,393	5,403

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

Globecomm Systems Inc.(a)(b)	281	4,372
Harmonic Inc.(a)	3,891	28,132
Harris Corp.	4,017	181,006
ICO Global Communications (Holdings) Ltd.(a)	2,370	6,565
IDT Corp. Class B	48	1,297
Infinera Corp.(a)	4,208	29,077
Iridium Communications Inc.(a)(b)	1,651	14,281
Knology Inc.(a)	88	1,307
KVH Industries Inc.(a)	605	6,431
Leap Wireless International Inc.(a)	2,078	33,726
Level 3 Communications Inc.(a)	73,646	179,696
Loral Space & Communications Inc.(a)	432	30,011
Motorola Mobility Holdings Inc.(a)	11,245	247,840
Motorola Solutions Inc.(a)	12,957	596,540
Motricity Inc.(a)	92	711
NeoPhotonics Corp.(a)(b)	188	1,301
Neutral Tandem Inc.(a)	1,479	25,764
Newport Corp.(a)(b)	1,104	20,060
NII Holdings Inc.(a)(b)	914	38,735
Novatel Wireless Inc.(a)	1,219	6,680
Oclaro Inc.(a)	2,168	14,569
Oplink Communications Inc.(a)	535	9,967
Opnext Inc.(a)	1,841	4,198
ORBCOMM Inc.(a)	1,488	4,657
PAETEC Holding Corp.(a)	1,572	7,530
Plantronics Inc.	1,508	55,087
Preformed Line Products Co.	95	6,762
Premiere Global Services Inc.(a)	2,244	17,907
RF Micro Devices Inc.(a)	10,616	64,970
Sonus Networks Inc.(a)	8,366	27,106
Sprint Nextel Corp.(a)	128,854	694,523
SureWest Communications	567	9,480
Sycamore Networks Inc.	858	19,082
Symmetricom Inc.(a)	1,858	10,832
Tekelec(a)(b)	2,621	23,930
TeleNav Inc.(a)	43	762
Telephone and Data Systems Inc.	3,885	120,746
Tellabs Inc.	15,606	71,944
tw telecom inc.(a)	938	19,257
United States Cellular Corp.(a)(b)	622	30,117
UniTek Global Services Inc.(a)	472	3,734
USA Mobility Inc.	949	14,482
Verizon Communications Inc.	94,288	3,510,342
ViaSat Inc.(a)(b)	976	42,232
Vonage Holdings Corp.(a)	3,418	15,073
Westell Technologies Inc.(a)	2,281	8,143
Windstream Corp.	9,825	127,332

		21,355,384
TEXTILES—0.12%
Cintas Corp.	5,462	180,410
G&K Services Inc. Class A	804	27,223
Mohawk Industries Inc.(a)	2,456	147,335
UniFirst Corp.	608	34,164

		389,132

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

TOYS, GAMES & HOBBIES—0.04%
JAKKS Pacific Inc.(a)(b)	1,169	21,521
LeapFrog Enterprises Inc.(a)	1,780	7,512
Mattel Inc.	3,837	105,479

		134,512
TRANSPORTATION—1.62%
Air Transport Services Group Inc.(a)	2,312	15,837
Alexander & Baldwin Inc.	1,787	86,062
Arkansas Best Corp.	1,092	25,913
Atlas Air Worldwide Holdings Inc.(a)(b)	1,128	67,127
Baltic Trading Ltd.	711	4,081
Bristow Group Inc.	1,560	79,591
CAI International Inc.(a)	28	579
Celadon Group Inc.(a)(b)	335	4,677
Con-way Inc.	2,154	83,597
Covenant Transportation Group Class A(a)	359	2,782
DHT Maritime Inc.	2,768	10,602
Eagle Bulk Shipping Inc.(a)(b)	2,739	6,793
Excel Maritime Carriers Ltd.(a)(b)	1,964	6,088
FedEx Corp.	12,805	1,214,554
Frontline Ltd.(b)	2,214	32,634
Genco Shipping & Trading Ltd.(a)(b)	1,269	9,543
General Maritime Corp.	5,106	6,893
GulfMark Offshore Inc. Class A(a)(b)	839	37,076
International Shipholding Corp.	233	4,958
Kansas City Southern Industries Inc.(a)	1,178	69,891
Kirby Corp.(a)(b)	671	38,026
Knightsbridge Tankers Ltd.(b)	944	20,796
Marten Transport Ltd.	569	12,290
Nordic American Tankers Ltd.(a)(b)	2,029	46,140
Norfolk Southern Corp.	15,211	1,139,760
Overseas Shipholding Group Inc.(b)	1,139	30,685
Pacer International Inc.(a)	1,354	6,391
Patriot Transportation Holding Inc.(a)(b)	265	5,928
PHI Inc.(a)(b)	560	12,169
Quality Distribution Inc.(a)	449	5,846
RailAmerica Inc.(a)	917	13,755
Roadrunner Transportation Systems Inc.(a)	367	5,534
Ryder System Inc.	2,224	126,434
Saia Inc.(a)	693	11,746
Scorpio Tankers Inc.(a)	1,068	10,669
Ship Finance International Ltd.	1,934	34,851
Swift Transportation Co.(a)	2,413	32,696
Teekay Corp.	1,792	55,337
Teekay Tankers Ltd. Class A(b)	1,821	17,117
Ultrapetrol (Bahamas) Ltd.(a)(b)	917	4,530
Union Pacific Corp.	17,679	1,845,688
Universal Truckload Services Inc.(a)	236	4,043
UTi Worldwide Inc.	427	8,408
Werner Enterprises Inc.	1,608	40,280

		5,298,397

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

June 30, 2011

TRUCKING & LEASING—0.05%
Aircastle Ltd.	2,240	28,493
AMERCO(a)	372	35,768
GATX Corp.	1,993	73,980
Greenbrier Companies Inc. (The)(a)(b)	792	15,650

		153,891
VENTURE CAPITAL—0.00%
Medley Capital Corp.	478	5,612

		5,612
WATER—0.15%
American States Water Co.	802	27,797
American Water Works Co. Inc.	7,568	222,878
Aqua America Inc.	5,326	117,066
Artesian Resources Corp. Class A	270	4,865
California Water Service Group	1,793	33,547
Connecticut Water Service Inc.	369	9,439
Consolidated Water Co. Ltd.(b)	631	5,862
Middlesex Water Co.	670	12,449
Pennichuck Corp.	99	2,846
PICO Holdings Inc.(a)	975	28,275
SJW Corp.	606	14,689
York Water Co. (The)	547	9,053

		488,766

TOTAL COMMON STOCKS
(Cost: $372,716,116)		326,405,868

SHORT-TERM INVESTMENTS—2.31%

MONEY MARKET FUNDS—2.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(e)(f)	6,925,761	6,925,761
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(e)(f)	581,974	581,974
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	57,084	57,084

		7,564,819

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,564,819)		7,564,819

TOTAL INVESTMENTS IN SECURITIES—102.04%		333,970,687
(Cost: $380,280,935)
Other Assets, Less Liabilities—(2.04)%		(6,669,410)

NET ASSETS—100.00%		$327,301,277

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—100.18%

ADVERTISING—0.46%
APAC Customer Services Inc.(a)	61,594	$328,296
Gaiam Inc. Class A	33,930	168,632
Marchex Inc. Class B	40,771	362,047
MDC Partners Inc.	46,479	839,411
Valuevision Media Inc. Class A(a)	76,382	584,322

		2,282,708
AEROSPACE & DEFENSE—0.53%
Arotech Corp.(a)	22,534	49,124
Breeze-Eastern Corp.(a)	11,532	129,043
CPI Aerostructures Inc.(a)	12,360	168,467
Ducommun Inc.	21,400	440,198
GenCorp Inc.(a)	110,450	709,089
Innovative Solutions and Support Inc.(a)	28,746	157,241
Kratos Defense & Security Solutions Inc.(a)	45,450	552,672
LMI Aerospace Inc.(a)	17,108	417,948

		2,623,782
AGRICULTURE—0.35%
Alico Inc.	7,689	196,992
Alliance One International Inc.(a)	175,024	565,328
Cadiz Inc.(a)(b)	27,645	300,225
Griffin Land & Nurseries Inc.	2,598	84,409
Limoneira Co.(b)	16,286	367,901
MGP Ingredients Inc.	26,071	227,078

		1,741,933
AIRLINES—0.23%
Hawaiian Holdings Inc.(a)	90,880	518,016
Pinnacle Airlines Corp.(a)	36,650	166,391
Republic Airways Holdings Inc.(a)(b)	87,964	480,283

		1,164,690
APPAREL—0.85%
American Apparel Inc.(a)(b)	80,489	71,635
Cherokee Inc.	19,686	337,812
Delta Apparel Inc.(a)	14,840	252,280
Heelys Inc.(a)	34,062	77,661
Iconix Brand Group Inc. Escrow(a)(b)(c)	21,276	2
K-Swiss Inc. Class A(a)	50,330	535,008
Lacrosse Footwear Inc.	12,243	176,789
Lakeland Industries Inc.(a)	11,320	99,163
Oxford Industries Inc.	24,105	813,785
Perry Ellis International Inc.(a)(b)	23,848	602,162
R.G. Barry Corp.	21,139	238,448
Rocky Brands Inc.(a)	15,469	190,887
Tandy Leather Factory Inc.(a)	18,389	94,336
Unifi Inc.(a)(b)	26,809	369,964
Weyco Group Inc.	14,275	351,165

		4,211,097

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

AUTO MANUFACTURERS—0.38%
Force Protection Inc.(a)	131,110	650,961
Wabash National Corp.(a)	131,744	1,234,441

		1,885,402
AUTO PARTS & EQUIPMENT—1.18%
Amerigon Inc.(a)(b)	42,390	736,738
Commercial Vehicle Group Inc.(a)	54,337	771,042
Douglas Dynamics Inc.	35,531	561,035
Fuel Systems Solutions Inc.(a)(b)	31,169	777,667
Miller Industries Inc.	24,076	449,981
Motorcar Parts of America Inc.(a)	24,696	370,687
Spartan Motors Inc.	63,048	340,459
Standard Motor Products Inc.	36,897	561,941
Superior Industries International Inc.	44,438	982,524
Supreme Industries Inc.(a)	19,010	64,634
Tower International Inc.(a)	14,122	249,818

		5,866,526
BANKS—9.80%
1st United Bancorp Inc.(a)	59,600	370,712
Alliance Financial Corp.	12,812	391,150
American National Bankshares Inc.(b)	17,216	316,602
Ameris Bancorp(a)	50,819	450,765
AmeriServ Financial Inc.(a)	97,152	185,560
Ames National Corp.	19,727	358,242
Arrow Financial Corp.	22,035	539,196
Bancorp Inc. (The)(a)	57,803	604,041
Bancorp Rhode Island Inc.	8,329	377,470
BancTrust Financial Group Inc.(a)(b)	43,199	111,021
Bank Mutual Corp.	100,908	370,332
Bank of Commerce Holdings	38,551	161,914
Bank of Kentucky Financial Corp.	14,441	321,601
Bank of Marin Bancorp	13,797	488,000
Banner Corp.	32,029	560,508
Berkshire Bancorp Inc.(a)	8,219	55,807
Boston Private Financial Holdings Inc.	148,733	978,663
Bridge Bancorp Inc.(b)	18,391	391,360
Bridge Capital Holdings(a)(b)	22,147	245,389
Bryn Mawr Bank Corp.	20,036	405,729
Camden National Corp.	17,580	576,800
Capital Bank Corp.(a)	20,748	72,411
Capital City Bank Group Inc.(b)	26,716	274,106
Cardinal Financial Corp.	60,028	657,307
Cascade Bancorp(a)	9,687	97,839
Center Bancorp Inc.(b)	33,846	353,352
Center Financial Corp.(a)	72,615	461,105
CenterState Banks Inc.	59,545	412,051
Central Pacific Financial Corp.(a)	26,161	366,254
Century Bancorp Inc. Class A	7,054	186,649
Citizens & Northern Corp.	26,419	398,134
Citizens Holding Co.	2,387	46,547
CNB Financial Corp.	30,666	425,951
CoBiz Financial Inc.	69,306	453,261
Community Capital Corp.(a)	26,164	83,725
Community Trust Bancorp Inc.	28,796	798,225
Crescent Financial Corp.(a)	16,578	67,141
Eagle Bancorp Inc.(a)	35,080	466,564
Encore Bancshares Inc.(a)(b)	20,597	247,576
Enterprise Bancorp Inc.	13,927	209,880
Enterprise Financial Services Corp.	35,236	476,743

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Farmers Capital Bank Corp.(a)(b)	17,773	93,308
Fidelity Southern Corp.(a)	15,521	106,164
Financial Institutions Inc.	28,360	465,671
First Bancorp (North Carolina)	33,173	339,692
First BanCorp (Puerto Rico)(a)(b)	45,971	198,135
First Bancorp Inc. (Maine)	24,447	363,282
First Busey Corp.	151,564	801,774
First California Financial Group Inc.(a)(b)	48,057	170,843
First Community Bancshares Inc.	33,273	465,822
First Financial Corp.	22,797	746,374
First Merchants Corp.	54,212	484,655
First of Long Island Corp. (The)	18,817	524,806
First South Bancorp Inc.(b)	27,484	117,357
First United Corp.	13,364	66,419
Firstbank Corp.	10,761	62,629
Franklin Financial Corp.(a)	32,134	387,536
German American Bancorp Inc.	31,015	514,229
Great Southern Bancorp Inc.	21,876	414,550
Green Bankshares Inc.(a)(b)	36,966	96,851
Guaranty Bancorp(a)	111,958	150,024
Hanmi Financial Corp.(a)(b)	291,902	312,335
Heartland Financial USA Inc.	28,410	413,366
Herald National Bank(a)	20,555	80,987
Heritage Commerce Corp.(a)	44,052	225,106
Heritage Financial Corp.	28,349	366,553
Heritage Oaks Bancorp(a)	29,855	113,449
Hudson Valley Holding Corp.	27,820	537,204
Intervest Bancshares Corp.(a)	34,007	104,061
Lakeland Bancorp Inc.	45,258	451,675
Lakeland Financial Corp.	33,374	742,905
LNB Bancorp Inc.	33,521	191,740
Macatawa Bank Corp.(a)(b)	66,908	185,001
MainSource Financial Group Inc.	43,101	357,738
Mercantile Bank Corp.(a)(b)	20,312	168,590
Merchants Bancshares Inc.	12,552	307,147
Metro Bancorp Inc.(a)	30,203	344,918
MetroCorp Bancshares Inc.(a)	19,874	129,181
Middleburg Financial Corp.	12,700	189,738
MidSouth Bancorp Inc.	21,255	289,706
MidWestOne Financial Group Inc.	20,819	300,835
Nara Bancorp Inc.(a)	74,757	607,774
National Bankshares Inc.	17,234	431,539
NewBridge Bancorp(a)	38,413	175,932
Northrim BanCorp Inc.	18,753	355,744
OmniAmerican Bancorp Inc.(a)	31,415	470,283
Oriental Financial Group Inc.	86,157	1,110,564
Orrstown Financial Services Inc.	16,474	433,431
Pacific Continental Corp.	42,512	388,985
Pacific Mercantile Bancorp(a)(b)	28,000	119,280
Park Sterling Corp.(a)	66,235	328,526
Peapack-Gladstone Financial Corp.	25,104	295,725
Peoples Bancorp Inc.	24,352	274,447
Peoples Financial Corp.	4,163	57,241
Pinnacle Financial Partners Inc.(a)	65,635	1,021,281
Porter Bancorp Inc.	10,433	51,956
Preferred Bank(a)	7,444	53,597
QCR Holdings Inc.	6,069	54,135
Renasant Corp.	51,368	744,322
Republic First Bancorp Inc.(a)	33,861	74,833
Riverview Bancorp Inc.(a)	39,777	120,524
S.Y. Bancorp Inc.	27,862	647,791
Sandy Spring Bancorp Inc.	46,686	839,881
SCBT Financial Corp.	28,689	822,801
Seacoast Banking Corp. of Florida(a)	146,214	219,321
Shore Bancshares Inc.	19,155	133,127

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Sierra Bancorp	29,232	330,906
Southside Bancshares Inc.	36,153	717,637
Southwest Bancorp Inc.(a)	39,107	382,858
State Bancorp Inc.	33,959	453,013
State Bank Financial Corp.(a)	61,121	1,000,551
Stellar One Corp.	46,348	561,274
Sterling Bancorp	63,164	599,426
Suffolk Bancorp	20,392	284,672
Sun Bancorp Inc. (New Jersey)(a)	69,393	253,284
Taylor Capital Group Inc.(a)(b)	24,627	200,956
Tennessee Commerce Bancorp Inc.(a)	28,050	72,650
Tompkins Financial Corp.	17,090	670,612
Tower Bancorp Inc.	22,814	625,104
TowneBank	48,881	654,028
TriCo Bancshares	29,586	431,956
Union First Market Bankshares Corp.	40,135	488,844
United Security Bancshares(a)(b)	18,751	58,316
United Security Bancshares Inc.	15,623	74,834
Univest Corp. of Pennsylvania	34,805	544,002
Virginia Commerce Bancorp Inc.(a)	52,440	309,920
Walker & Dunlop Inc.(a)	21,211	282,106
Washington Banking Co.	36,394	481,129
Washington Trust Bancorp Inc.	29,546	678,672
West Bancorporation Inc.	37,755	332,622
West Coast Bancorp(a)	38,074	638,120
Wilshire Bancorp Inc.(a)	108,496	318,978
Yadkin Valley Financial Corp.(a)(b)	37,202	77,752

		48,555,301
BEVERAGES—0.46%
Coffee Holding Co. Inc.	6,619	102,595
Craft Brewers Alliance Inc.(a)(b)	23,640	203,540
Farmer Bros. Co.	13,969	141,646
Jones Soda Co.(a)	68,973	76,560
Peet’s Coffee & Tea Inc.(a)	23,980	1,383,646
Primo Water Corp.(a)	24,429	351,533

		2,259,520
BIOTECHNOLOGY—4.28%
Aastrom Biosciences Inc.(a)(b)	74,102	203,781
ADVENTRX Pharmaceuticals Inc.(a)	48,454	145,847
Aegerion Pharmaceuticals Inc.(a)	14,619	230,249
Affymax Inc.(a)	64,359	442,146
AMAG Pharmaceuticals Inc.(a)	38,694	727,447
Apricus Biosciences Inc.(a)	33,248	159,258
Arena Pharmaceuticals Inc.(a)(b)	268,115	364,636
ArQule Inc.(a)	99,449	621,556
Athersys Inc.(a)(b)	34,741	92,758
AVEO Pharmaceuticals Inc.(a)	52,851	1,089,259
Avigen Inc. Escrow(a)(c)	58,627	6
BioCryst Pharmaceuticals Inc.(a)(b)	53,234	203,354
BioMimetic Therapeutics Inc.(a)	35,044	179,425
BioSante Pharmaceuticals Inc.(a)(b)	180,972	497,673
Biotime Inc.(a)(b)	48,909	250,903
Cambrex Corp.(a)	57,333	264,878
Cell Therapeutics Inc.(a)	310,362	488,820
Celldex Therapeutics Inc.(a)	85,113	302,151
Celsion Corp.(a)(b)	33,152	111,722
Cleveland Biolabs Inc.(a)(b)	47,311	161,331
Complete Genomics Inc.(a)(b)	18,129	277,011
CryoLife Inc.(a)	57,439	321,658
Curis Inc.(a)(b)	143,810	514,840
Cytokinetics Inc.(a)	127,369	159,211

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Cytori Therapeutics Inc.(a)(b)	92,030	440,824
Discovery Laboratories Inc.(a)	42,144	94,824
Entremed Inc.(a)	17,873	40,393
Enzo Biochem Inc.(a)(b)	72,752	309,196
Exact Sciences Corp.(a)	98,743	849,190
GenVec Inc.(a)	23,966	77,410
GTx Inc.(a)(b)	36,276	173,762
Harvard Bioscience Inc.(a)	48,466	258,324
iBio Inc.(a)	30,822	89,076
Idera Pharmaceuticals Inc.(a)(b)	47,730	102,620
Immunomedics Inc.(a)(b)	125,015	508,811
Inhibitex Inc.(a)	118,089	462,909
Insmed Inc.(a)	50,515	605,675
Lexicon Pharmaceuticals Inc.(a)	321,559	565,944
Ligand Pharmaceuticals Inc. Class B(a)	38,449	459,466
Ligand Pharmaceuticals Inc. Escrow(a)(c)	50,090	5
Maxygen Inc.	64,587	353,291
Micromet Inc.(a)(b)	179,003	1,027,477
Nanosphere Inc.(a)	46,686	84,502
Neuralstem Inc.(a)(b)	93,521	140,282
Novabay Pharmaceuticals Inc.(a)	41,639	44,554
Novavax Inc.(a)(b)	180,019	363,638
NuPathe Inc.(a)(b)	13,206	96,800
Nymox Pharmaceutical Corp.(a)(b)	37,810	315,714
Omeros Corp.(a)(b)	38,689	159,399
OncoGenex Pharmaceutical Inc.(a)(b)	19,411	330,569
Oncothyreon Inc.(a)(b)	82,907	761,915
Opexa Therapeutics Inc.(a)	30,090	47,843
Orchid Cellmark Inc.(a)	57,565	158,879
Orexigen Therapeutics Inc.(a)(b)	54,403	86,501
Oxygen Biotherapeutics Inc.(a)(b)	51,096	152,777
Peregrine Pharmaceuticals Inc.(a)(b)	131,267	244,157
PharmAthene Inc.(a)(b)	66,084	194,287
pSivida Corp.(a)(b)	37,325	158,258
PURE Bioscience Inc.(a)(b)	80,462	58,818
Repligen Corp.(a)	60,502	220,227
Rexahn Pharmaceuticals Inc.(a)(b)	124,002	153,762
RTI Biologics Inc.(a)	107,571	291,517
RXi Pharmaceuticals Corp.(a)(b)	81,207	79,583
Sangamo BioSciences Inc.(a)(b)	98,018	577,326
Strategic Diagnostics Inc.(a)	50,749	102,006
Sunesis Pharmaceuticals Inc.(a)	47,693	99,678
SuperGen Inc.(a)	113,585	338,483
Tengion Inc.(a)(b)	21,207	25,236
Transcept Pharmaceuticals Inc.(a)(b)	11,940	130,743
Tranzyme Inc.(a)	22,231	91,814
Trius Therapeutics Inc.(a)(b)	14,167	112,203
Vical Inc.(a)	134,364	553,580
XOMA Ltd.(a)	54,064	127,050
ZIOPHARM Oncology Inc.(a)(b)	110,369	675,458

		21,206,676
BUILDING MATERIALS—0.89%
AAON Inc.	35,052	765,536
American DG Energy Inc.(a)(b)	52,536	87,210
Apogee Enterprises Inc.	54,634	699,862
Broadwind Energy Inc.(a)(b)	200,226	290,328
Builders FirstSource Inc.(a)(b)	85,270	183,330
Comfort Systems USA Inc.	71,659	760,302
LSI Industries Inc.	39,425	313,034
NCI Building Systems Inc.(a)(b)	37,878	431,430
PGT Inc.(a)(b)	44,248	80,089
Trex Co. Inc.(a)(b)	29,772	728,819
US Home Systems Inc.	14,313	71,851

		4,411,791

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

CHEMICALS—1.51%
Aceto Corp.	51,968	348,705
American Pacific Corp.(a)	23,431	187,917
American Vanguard Corp.	40,925	530,797
Chase Corp.	14,229	238,478
Clean Diesel Technologies Inc.(a)	7,464	35,454
Codexis Inc.(a)	44,951	432,878
Hawkins Inc.(b)	16,308	590,676
KMG Chemicals Inc.	13,996	235,693
Landec Corp.(a)(b)	53,426	352,611
OMNOVA Solutions Inc.(a)	85,182	592,867
Penford Corp.(a)	26,794	142,008
Quaker Chemical Corp.	23,787	1,023,079
Spartech Corp.(a)(b)	58,874	358,543
TOR Minerals International Inc.(a)	3,468	61,418
TPC Group Inc.(a)	25,740	1,009,523
Zep Inc.	41,856	791,078
Zoltek Companies Inc.(a)	52,677	554,689

		7,486,414
COAL—0.13%
Hallador Energy Co.	7,389	70,861
L&L Energy Inc.(a)(b)	41,895	214,921
Westmoreland Coal Co.(a)	19,074	338,563

		624,345
COMMERCIAL SERVICES—5.13%
Advance America Cash Advance Centers Inc.	103,305	711,771
Albany Molecular Research Inc.(a)(b)	46,897	225,575
Altair Nanotechnologies Inc.(a)	50,044	43,188
AMN Healthcare Services Inc.(a)	74,587	620,564
Barrett Business Services Inc.	16,828	240,977
Carriage Services Inc.	33,664	190,875
Cass Information Systems Inc.	15,757	594,984
CBIZ Inc.(a)	72,119	530,796
CDI Corp.	24,414	324,462
Cenveo Inc.(a)	100,902	645,773
China Direct Industries Inc.(a)(b)	62,196	59,086
Collectors Universe Inc.	13,261	196,395
Consolidated Graphics Inc.(a)	16,948	931,293
Corinthian Colleges Inc.(a)(b)	144,738	616,584
CorVel Corp.(a)	11,686	548,073
CPI Corp.	13,767	181,036
CRA International Inc.(a)	20,677	560,140
Cross Country Healthcare Inc.(a)	57,855	439,698
Document Security Systems Inc.(a)(b)	38,399	120,573
Edgewater Technology Inc.(a)	22,028	59,476
Electro Rent Corp.	34,705	594,150
Energy Services of America Corp.(a)	13,970	40,513
Essex Rental Corp.(a)	32,713	215,579
Exponent Inc.(a)(b)	27,076	1,178,077
Franklin Covey Co.(a)	26,850	259,908
Global Cash Access Inc.(a)	50,999	162,177
Great Lakes Dredge & Dock Corp.	113,289	632,153
H&E Equipment Services Inc.(a)	52,578	735,566
Hackett Group Inc. (The)(a)	58,247	296,477
Heidrick & Struggles International Inc.	34,210	774,514
Hill International Inc.(a)	48,342	278,450
Hudson Highland Group Inc.(a)	61,062	326,682

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Innovaro Inc.(a)(b)	30,466	65,197
Integramed America Inc.(a)	19,995	192,952
Intersections Inc.	18,709	340,504
Kendle International Inc.(a)	27,913	420,928
Learning Tree International Inc.	13,878	123,653
Lincoln Educational Services Corp.	43,407	744,430
Luna Innovations Inc.(a)	11,876	19,239
Mac-Gray Corp.	25,124	388,166
Medifast Inc.(a)	25,492	604,925
Michael Baker Corp.(a)(b)	16,049	338,955
Midas Inc.(a)	30,477	192,615
Multi-Color Corp.	22,183	547,698
National American University Holdings Inc.	18,189	171,159
Newtek Business Services Inc.(a)	69,192	116,243
Nobel Learning Communities Inc.(a)	7,753	89,547
Odyssey Marine Exploration Inc.(a)(b)	133,211	416,950
On Assignment Inc.(a)	68,594	674,279
PDI Inc.(a)	20,967	148,656
Perceptron Inc.(a)	18,908	120,255
Pfsweb Inc.(a)(b)	27,517	126,303
Premier Exhibitions Inc.(a)(b)	66,287	115,339
PRGX Global Inc.(a)	40,015	286,107
Providence Service Corp. (The)(a)	25,358	320,779
QC Holdings Inc.	8,740	34,960
RCM Technologies Inc.(a)	26,467	141,598
Rural/Metro Corp.(a)	34,370	592,539
Saba Software Inc.(a)	55,477	500,957
Senomyx Inc.(a)	74,567	383,274
SFN Group Inc.(a)	95,522	868,295
Standard Parking Corp.(a)(b)	31,837	508,437
StarTek Inc.(a)(b)	24,003	82,810
Team Inc.(a)	36,703	885,643
TNS Inc.(a)	49,579	823,011
Transcend Services Inc.(a)	17,069	501,658
Tree.com Inc.(a)(b)	15,436	79,032
Westway Group Inc.(a)	25,834	125,295

		25,427,953
COMPUTERS—4.04%
Acorn Energy Inc.(a)(b)	36,379	143,333
Agilysys Inc.(a)	34,436	287,196
CIBER Inc.(a)	121,106	672,138
Computer Task Group Inc.(a)	29,023	382,233
Cray Inc.(a)	70,079	448,506
Datalink Corp.(a)	27,590	191,751
Digimarc Corp.(a)	13,542	474,376
Dot Hill Systems Corp.(a)(b)	111,951	317,941
Dynamics Research Corp.(a)	18,892	257,687
EasyLink Services International Corp. Class A(a)	51,793	302,471
Echelon Corp.(a)(b)	66,389	603,476
Furmanite Corp.(a)(b)	69,213	549,551
Hutchinson Technology Inc.(a)(b)	50,896	115,534
iCAD Inc.(a)	92,380	96,999
iGO Inc.(a)	66,530	108,444
Imation Corp.(a)	56,160	530,150
Immersion Corp.(a)	56,288	480,137
Innodata Isogen Inc.(a)(b)	53,452	141,648
Integral Systems Inc.(a)	32,591	396,633
Interphase Corp.(a)	13,318	68,987
KEY Tronic Corp.(a)	23,892	108,709
Keyw Holding Corp. (The)(a)	34,594	428,620
LivePerson Inc.(a)	99,050	1,400,567
Mad Catz Interactive Inc.(a)	120,753	171,469
Magma Design Automation Inc.(a)	125,872	1,005,717

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Mattersight Corp.(a)	23,592	132,115
Maxwell Technologies Inc.(a)(b)	53,302	862,959
Mercury Computer Systems Inc.(a)(b)	56,748	1,060,053
NCI Inc. Class A(a)(b)	13,789	313,286
Ness Technologies Inc.(a)	63,811	483,049
NetList Inc.(a)(b)	40,752	83,949
NetSol Technologies Inc.(a)	79,060	137,564
OCZ Technology Group Inc.(a)(b)	96,430	771,440
Overland Storage Inc.(a)	35,126	97,650
PAR Technology Corp.(a)(b)	18,950	72,389
Planar Systems Inc.(a)	44,954	128,568
RadiSys Corp.(a)	44,106	321,533
Rimage Corp.	21,543	289,323
Sigma Designs Inc.(a)	58,608	447,765
Silicon Graphics International Corp.(a)(b)	58,140	1,000,008
SMART Modular Technologies (WWH) Inc.(a)	120,945	1,107,856
Stream Global Services Inc.(a)	12,791	42,210
Super Micro Computer Inc.(a)(b)	51,387	826,817
Tier Technologies Inc. Class B(a)(b)	32,776	163,880
TransAct Technologies Inc.(a)	21,038	246,145
USA Technologies Inc.(a)	58,248	129,311
Virtusa Corp.(a)	28,708	544,017
Wave Systems Corp. Class A(a)(b)	159,293	449,206
Xyratex Ltd.(a)	61,831	634,386

		20,029,752
COSMETICS & PERSONAL CARE—0.06%
CCA Industries Inc.	14,802	89,700
Parlux Fragrances Inc.(a)	39,759	127,627
Physicians Formula Holdings Inc.(a)	20,339	81,356

		298,683
DISTRIBUTION & WHOLESALE—0.47%
BlueLinx Holdings Inc.(a)(b)	43,575	100,658
Chindex International Inc.(a)(b)	23,222	316,284
Core-Mark Holding Co. Inc.(a)	22,291	795,789
GTSI Corp.(a)	16,478	88,487
Houston Wire & Cable Co.	33,860	526,523
Navarre Corp.(a)	75,619	148,969
Rentrak Corp.(a)	19,226	341,069

		2,317,779
DIVERSIFIED FINANCIAL SERVICES—2.00%
Ampal-American Israel Corp. Class A(a)	44,499	41,829
Asset Acceptance Capital Corp.(a)(b)	29,132	117,693
Asta Funding Inc.	25,021	209,926
CIFC Deerfield Corp.(a)	22,903	156,886
CompuCredit Holdings Corp.(a)	20,224	46,920
Cowen Group Inc. Class A(a)	133,387	501,535
Diamond Hill Investment Group Inc.	5,298	430,674
Doral Financial Corp.(a)	235,701	461,974
Edelman Financial Group Inc.	41,683	328,879
Epoch Holding Corp.	27,316	487,591
FBR & Co.(a)	97,807	332,544
Federal Agricultural Mortgage Corp. Class C NVS(b)	19,545	432,335
First Marblehead Corp. (The)(a)	104,940	185,744
FirstCity Financial Corp.(a)	21,402	141,895
GAIN Capital Holdings Inc.(a)	16,724	113,890
Gleacher & Co. Inc.(a)	142,416	290,529
Horizon Technology Finance Corp.	13,693	216,760
Imperial Holdings Inc.(a)	36,766	373,543
Institutional Financial Markets Inc.(b)	17,790	59,952

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

INTL FCStone Inc.(a)	24,708	598,181
JMP Group Inc.	29,974	210,717
Ladenburg Thalmann Financial Services Inc.(a)(b)	192,595	265,781
Marlin Business Services Corp.(a)	17,843	225,714
MicroFinancial Inc.	19,359	107,055
NewStar Financial Inc.(a)	52,201	557,507
Nicholas Financial Inc.(a)(b)	20,139	239,251
Oppenheimer Holdings Inc. Class A	18,938	534,241
Penson Worldwide Inc.(a)(b)	40,944	146,170
Pzena Investment Management Inc. Class A	19,753	112,197
Rodman & Renshaw Capital Group Inc.(a)(b)	48,302	60,377
SeaCube Container Leasing Ltd.	21,382	367,343
SWS Group Inc.	50,558	302,842
U.S. Global Investors Inc. Class A	25,269	181,937
Virtus Investment Partners Inc.(a)	10,358	628,731
Westwood Holdings Group Inc.	11,148	424,739

		9,893,882
ELECTRIC—0.38%
Central Vermont Public Service Corp.	24,832	897,677
Pike Electric Corp.(a)(b)	31,642	279,715
Synthesis Energy Systems Inc.(a)(b)	68,721	128,508
Unitil Corp.	22,576	593,749

		1,899,649
ELECTRICAL COMPONENTS & EQUIPMENT—0.99%
Active Power Inc.(a)	169,487	415,243
Advanced Battery Technologies Inc.(a)(b)	123,651	122,414
Beacon Power Corp.(a)(b)	48,449	58,139
Capstone Turbine Corp.(a)(b)	453,581	693,979
Coleman Cable Inc.(a)	17,382	255,342
Energy Conversion Devices Inc.(a)(b)	101,275	119,504
Graham Corp.	18,425	375,870
Insteel Industries Inc.	33,722	422,874
Magnetek Inc.(a)	68,280	124,270
New Energy Systems Group(a)	23,895	53,286
Nexxus Lighting Inc.(a)(b)	37,474	110,548
Orion Energy Systems Inc.(a)(b)	36,773	144,518
Powell Industries Inc.(a)(b)	16,887	616,375
PowerSecure International Inc.(a)(b)	35,496	256,281
Research Frontiers Inc.(a)(b)	42,059	192,210
SatCon Technology Corp.(a)(b)	178,245	426,006
SL Industries Inc.(a)	1,477	34,783
Superconductor Technologies Inc.(a)(b)	59,282	136,349
Tii Network Technologies Inc.(a)	26,823	64,643
Ultralife Corp.(a)(b)	26,508	124,322
Valence Technology Inc.(a)	132,804	156,709

		4,903,665
ELECTRONICS—2.54%
Advanced Photonix Inc. Class A(a)	48,369	72,070
Allied Motion Technologies Inc.(a)	15,770	85,947
Ballantyne Strong Inc.(a)(b)	33,242	155,905
Bel Fuse Inc. Class B	21,436	464,947
BTU International Inc.(a)	16,908	119,032
CTS Corp.	63,492	613,968
Cyberoptics Corp.(a)	17,033	165,050
Daktronics Inc.	64,364	694,488
DDi Corp.	31,707	302,485
Electro Scientific Industries Inc.(a)(b)	43,756	844,491
Fluidigm Corp.(a)(b)	13,211	221,548
Frequency Electronics Inc.(a)	17,939	170,420

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Identive Group Inc.(a)(b)	71,587	166,082
IEC Electronics Corp.(a)(b)	17,659	115,666
Insignia Systems Inc.	32,646	122,096
Intellicheck Mobilisa Inc.(a)	21,434	26,793
Iteris Inc.(a)	68,802	89,443
LeCroy Corp.(a)	32,698	393,684
LoJack Corp.(a)	38,486	167,799
LRAD Corp.(a)	54,944	151,096
Measurement Specialties Inc.(a)(b)	27,437	979,501
MEMSIC Inc.(a)	32,574	111,403
Methode Electronics Inc.	70,251	815,614
NAPCO Security Technologies Inc.(a)	24,445	72,602
NVE Corp.(a)	9,380	548,261
OYO Geospace Corp.(a)	8,143	814,300
Pulse Electronics Corp.	79,536	351,549
Sparton Corp.(a)	21,383	218,534
SRS Labs Inc.(a)	24,770	237,544
Stoneridge Inc.(a)(b)	49,901	735,541
Sypris Solutions Inc.(a)	23,252	95,798
Taser International Inc.(a)	115,086	523,641
UQM Technologies Inc.(a)(b)	76,269	171,605
Viasystems Group Inc.(a)(b)	5,912	132,961
Vishay Precision Group Inc.(a)	26,195	442,172
X-Rite Inc.(a)	55,151	274,100
Zagg Inc.(a)(b)	37,946	508,476
Zygo Corp.(a)	32,502	429,676

		12,606,288
ENERGY—ALTERNATE SOURCES—0.56%
Ascent Solar Technologies Inc.(a)(b)	38,324	36,408
Comverge Inc.(a)(b)	53,612	159,228
Ecotality Inc.(a)(b)	19,985	53,760
Ener1 Inc.(a)	131,380	144,518
Evergreen Energy Inc.(a)	46,442	83,131
FuelCell Energy Inc.(a)(b)	230,621	302,114
FutureFuel Corp.	27,825	336,961
Gevo Inc.(a)	13,712	215,690
Green Plains Renewable Energy Inc.(a)(b)	39,430	425,450
Headwaters Inc.(a)	115,250	360,733
Hoku Corp.(a)(b)	46,218	75,335
Lightbridge Corp.(a)(b)	25,958	93,189
Ocean Power Technologies Inc.(a)(b)	23,329	83,984
Plug Power Inc.(a)	25,759	57,185
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	20,620	71,551
Real Goods Solar Inc.(a)	13,440	39,782
Syntroleum Corp.(a)(b)	144,741	212,769

		2,751,788
ENGINEERING & CONSTRUCTION—0.63%
Argan Inc.(a)(b)	19,655	199,302
ENGlobal Corp.(a)	36,740	111,322
Lime Energy Co.(a)(b)	29,260	156,834
Mistras Group Inc.(a)	28,119	455,528
MYR Group Inc.(a)	38,428	899,215
National Technical Systems Inc.	18,665	127,482
Orion Marine Group Inc.(a)	54,406	511,960
Sterling Construction Co. Inc.(a)(b)	31,665	436,027
VSE Corp.	9,272	230,873

		3,128,543
ENTERTAINMENT—0.58%
Bluegreen Corp.(a)	32,266	94,539

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Carmike Cinemas Inc.(a)	24,239	167,492
Century Casinos Inc.(a)	39,743	110,486
Dover Downs Gaming & Entertainment Inc.	38,059	121,789
Dover Motorsports Inc.(a)	59,137	109,403
Great Wolf Resorts Inc.(a)(b)	67,134	204,087
Isle of Capri Casinos Inc.(a)	38,534	341,026
Lakes Entertainment Inc.(a)	45,020	99,044
Reading International Inc. Class A(a)(b)	45,658	207,744
Rick’s Cabaret International Inc.(a)	18,386	155,178
Shuffle Master Inc.(a)	99,680	932,506
Steinway Musical Instruments Inc.(a)(b)	12,649	324,953

		2,868,247
ENVIRONMENTAL CONTROL—0.81%
ADA-ES Inc.(a)(b)	13,125	209,869
Casella Waste Systems Inc. Class A(a)	49,376	301,194
CECO Environmental Corp.(a)	16,609	111,945
Ecology and Environment Inc. Class A	6,177	105,936
Energy Recovery Inc.(a)(b)	88,177	288,339
Fuel Tech Inc.(a)(b)	32,522	215,621
Heritage-Crystal Clean Inc.(a)	8,405	161,208
Hudson Technologies Inc.(a)	32,141	52,711
Industrial Services of America Inc.(a)(b)	9,701	102,151
Met-Pro Corp.	29,719	338,202
Metalico Inc.(a)(b)	76,331	450,353
Perma-Fix Environmental Services Inc.(a)	104,960	145,894
Rentech Inc.(a)(b)	425,886	451,439
Sharps Compliance Corp.(a)(b)	22,645	95,335
TRC Companies Inc.(a)	34,400	215,000
US Ecology Inc.	32,889	562,402
WCA Waste Corp.(a)(b)	34,389	198,081

		4,005,680
FOOD—0.93%
Calavo Growers Inc.	23,030	485,012
HQ Sustainable Maritime Industries Inc.(a)(b)(c)	30,834	70,764
Imperial Sugar Co.	24,221	484,420
Inventure Foods Inc.(a)	31,066	123,953
John B. Sanfilippo & Son Inc.(a)	21,788	184,327
Lifeway Foods Inc.(a)(b)	11,740	131,253
M&F Worldwide Corp.(a)	20,082	518,919
Overhill Farms Inc.(a)	36,643	203,369
Rocky Mountain Chocolate Factory Inc.	16,115	159,216
Seneca Foods Corp. Class A(a)	18,630	476,555
Smart Balance Inc.(a)	110,407	571,908
Spartan Stores Inc.	43,317	845,981
Village Super Market Inc. Class A	13,336	369,541

		4,625,218
FOREST PRODUCTS & PAPER—0.37%
Neenah Paper Inc.	28,040	596,691
Orchids Paper Products Co.	13,466	170,345
Verso Paper Corp.(a)(b)	27,789	74,475
Wausau Paper Corp.	92,363	622,527
Xerium Technologies Inc.(a)(b)	20,528	380,794

		1,844,832
GAS—0.19%
Chesapeake Utilities Corp.	17,743	710,252
Gas Natural Inc.	19,793	228,609

		938,861

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

HAND & MACHINE TOOLS—0.03%
L.S. Starrett Co. (The) Class A	13,816	141,614

		141,614
HEALTH CARE - PRODUCTS—4.53%
Accelr8 Technology Corp.(a)	22,197	89,454
Addus HomeCare Corp.(a)	14,759	80,141
Alphatec Holdings Inc.(a)(b)	97,533	339,415
AngioDynamics Inc.(a)	47,222	671,969
AtriCure Inc.(a)(b)	27,910	360,039
Atrion Corp.	2,326	460,083
Bacterin International Holdings Inc.(a)	51,140	145,238
BG Medicine Inc.(a)	16,706	132,980
BioClinca Inc.(a)	27,177	135,341
BIOLASE Technology Inc.(a)(b)	54,521	280,238
Bovie Medical Corp.(a)(b)	34,717	92,000
BSD Medical Corp.(a)(b)	43,362	177,351
Caliper Life Sciences Inc.(a)	88,377	716,737
Cantel Medical Corp.	24,567	661,098
Cardica Inc.(a)(b)	35,971	98,561
CardioNet Inc.(a)	49,244	261,486
Cardiovascular Systems Inc.(a)(b)	25,231	367,363
Cerus Corp.(a)(b)	91,856	275,568
Columbia Laboratories Inc.(a)(b)	139,061	429,698
Conceptus Inc.(a)	57,406	669,928
Cutera Inc.(a)	30,016	256,036
Cynosure Inc. Class A(a)	20,787	251,523
Delcath Systems Inc.(a)(b)	80,054	413,079
Digirad Corp.(a)	46,537	126,115
Endologix Inc.(a)	93,414	868,750
EnteroMedics Inc.(a)	35,766	96,926
Exactech Inc.(a)(b)	16,885	304,099
Female Health Co. (The)	40,697	203,485
GenMark Diagnostics Inc.(a)	19,855	115,755
Hansen Medical Inc.(a)(b)	88,425	301,529
InfuSystems Holdings Inc.(a)	26,006	55,653
Iridex Corp.(a)	20,577	80,456
IRIS International Inc.(a)	34,426	343,916
Kensey Nash Corp.(a)	16,483	415,866
Kips Bay Medical Inc.(a)	4,232	13,669
LCA-Vision Inc.(a)	35,041	167,496
LeMaitre Vascular Inc.	20,236	143,068
Medical Action Industries Inc.(a)	31,479	256,554
MEDTOX Scientific Inc.	16,146	282,071
MELA Sciences Inc.(a)(b)	53,755	125,787
Merge Healthcare Inc.(a)	97,065	504,738
Metabolix Inc.(a)(b)	63,261	451,684
Microvision Inc.(a)(b)	194,945	237,833
Natus Medical Inc.(a)	54,292	822,524
Neoprobe Corp.(a)	167,634	556,545
OraSure Technologies Inc.(a)	89,081	759,861
Palomar Medical Technologies Inc.(a)	34,842	393,018
Quidel Corp.(a)(b)	52,905	801,511
Rochester Medical Corp.(a)	22,524	203,617
Rockwell Medical Technologies Inc.(a)(b)	31,989	410,739
SeraCare Life Sciences Inc.(a)	32,266	121,643
Solta Medical Inc.(a)	114,644	316,417
SonoSite Inc.(a)	25,773	906,436
Spectranetics Corp.(a)(b)	67,503	419,869
Staar Surgical Co.(a)	67,308	356,732

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Stereotaxis Inc.(a)(b)	84,272	295,795
SurModics Inc.(a)(b)	29,470	327,117
Symmetry Medical Inc.(a)(b)	67,522	605,672
Synergetics USA Inc.(a)(b)	45,408	250,198
Synovis Life Technologies Inc.(a)	22,139	385,661
TearLab Corp.(a)	10,620	19,328
ThermoGenesis Corp.(a)	33,652	67,641
TranS1 Inc.(a)	26,593	121,264
Unilife Corp.(a)(b)	106,965	554,079
Uroplasty Inc.(a)(b)	41,519	311,392
Vascular Solutions Inc.(a)	34,486	427,626
Vermillion Inc.(a)	26,764	109,465
Vision-Sciences Inc.(a)	40,021	103,254
Young Innovations Inc.	11,398	325,071

		22,433,251
HEALTH CARE - SERVICES—1.63%
Adcare Health Systems Inc.(a)	12,854	80,338
Alliance Healthcare Services Inc.(a)(b)	50,594	192,257
Allied Healthcare International Inc.(a)	93,056	231,709
Almost Family Inc.(a)(b)	15,167	415,576
American Dental Partners Inc.(a)	31,713	411,000
Assisted Living Concepts Inc. Class A	35,942	603,107
Capital Senior Living Corp.(a)(b)	51,095	474,673
Conmed Healthcare Management Inc.(a)	19,026	69,445
Continucare Corp.(a)	56,451	348,867
Ensign Group Inc. (The)	30,551	928,445
Five Star Quality Care Inc.(a)	59,327	344,690
MedCath Corp.(a)	37,236	506,037
Metropolitan Health Networks Inc.(a)	76,333	365,635
Neostem Inc.(a)(b)	77,551	114,775
PHC Inc. Class A(a)	30,243	99,802
Psychemedics Corp.	16,036	152,502
RadNet Inc.(a)(b)	59,513	261,857
Response Genetics Inc.(a)	20,354	54,142
Skilled Healthcare Group Inc. Class A(a)(b)	37,397	353,776
Sun Healthcare Group Inc.(a)	49,935	400,479
Sunrise Senior Living Inc.(a)(b)	109,231	1,040,971
U.S. Physical Therapy Inc.	21,805	539,238
VirtualScopics Inc.(a)(b)	36,168	67,634

		8,056,955
HOLDING COMPANIES - DIVERSIFIED—0.19%
Information Services Group Inc.(a)(b)	70,962	125,603
Primoris Services Corp.(b)	49,750	641,775
Resource America Inc. Class A	31,718	186,184

		953,562
HOME BUILDERS—0.53%
AMREP Corp.(a)	2,612	23,952
Beazer Homes USA Inc.(a)(b)	143,009	484,801
Cavco Industries Inc.(a)	13,122	590,490
Hovnanian Enterprises Inc. Class A(a)(b)	108,983	262,649
M/I Homes Inc.(a)	36,344	445,577
Skyline Corp.	15,461	270,568
Winnebago Industries Inc.(a)	54,758	528,962

		2,606,999
HOME FURNISHINGS—0.60%
American Woodmark Corp.	18,008	311,899

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Audiovox Corp. Class A(a)	39,133	295,845
Bassett Furniture Industries Inc.	24,822	195,597
Emerson Radio Corp.(a)	26,688	54,977
Flexsteel Industries Inc.	5,209	75,791
Furniture Brands International Inc.(a)	82,316	340,788
Hooker Furniture Corp.	23,992	212,569
Kimball International Inc. Class B	63,405	407,694
Sealy Corp.(a)(b)	94,233	238,410
Stanley Furniture Co. Inc.(a)	31,931	133,791
Universal Electronics Inc.(a)(b)	28,488	719,607

		2,986,968
HOUSEHOLD PRODUCTS & WARES—0.94%
A.T. Cross Co. Class A(a)(b)	18,564	211,444
ACCO Brands Corp.(a)(b)	104,416	819,666
Blyth Inc.	9,083	457,329
CSS Industries Inc.	15,693	328,454
Ennis Inc.	48,680	847,032
Kid Brands Inc.(a)	32,931	169,924
Oil-Dri Corp. of America	11,734	251,342
Prestige Brands Holdings Inc.(a)	93,130	1,195,789
Standard Register Co. (The)	45,587	143,599
Summer Infant Inc.(a)	26,921	218,599

		4,643,178
HOUSEWARES—0.16%
Libbey Inc.(a)	37,258	604,325
Lifetime Brands Inc.	18,106	212,564

		816,889
INSURANCE—1.66%
American Independence Corp.(a)	2,584	14,987
American Safety Insurance Holdings Ltd.(a)(b)	20,872	399,490
Amerisafe Inc.(a)	34,099	771,319
Baldwin & Lyons Inc. Class B	17,193	398,362
Citizens Inc.(a)(b)	69,825	476,207
Crawford & Co. Class B	51,920	367,074
Donegal Group Inc. Class A	16,868	215,910
Eastern Insurance Holdings Inc.	20,272	268,199
eHealth Inc.(a)	41,612	555,936
EMC Insurance Group Inc.	10,034	191,649
First Acceptance Corp.(a)	43,918	81,248
Fortegra Financial Corp.(a)	12,711	99,654
FPIC Insurance Group Inc.(a)	15,669	653,084
Hallmark Financial Services Inc.(a)	24,896	195,932
Homeowners Choice Inc.	11,736	78,162
Independence Holding Co.	13,992	146,077
Kansas City Life Insurance Co.	8,538	265,959
Life Partners Holdings Inc.(b)	18,650	64,156
National Interstate Corp.	11,968	274,067
Penn Millers Holding Corp.(a)(b)	12,357	208,833
Phoenix Companies Inc. (The)(a)	219,975	541,139
PMI Group Inc. (The)(a)	274,727	293,958
Presidential Life Corp.	40,985	427,883
Primus Guaranty Ltd.(a)(b)	49,595	260,374
SeaBright Insurance Holdings Inc.	42,429	420,047
Stewart Information Services Corp.	37,186	372,976
Universal Insurance Holdings Inc.	39,009	182,172

		8,224,854

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

INTERNET—4.18%
1-800-FLOWERS.COM Inc.(a)	57,898	179,484
Archipelago Learning Inc.(a)	24,866	245,179
Autobytel Inc.(a)	95,623	108,054
Boingo Wireless Inc.(a)	10,703	97,183
Chyron International Corp.(a)	13,762	31,515
Cinedigm Digital Cinema Corp. Class A(a)	48,972	82,763
Crexendo Inc.	9,871	48,861
CyberDefender Corp.(a)	33,919	47,487
EDGAR Online Inc.(a)(b)	43,815	37,681
ePlus Inc.(a)	8,530	225,533
eResearchTechnology Inc.(a)	96,775	616,457
FriendFinder Networks Inc.(a)	11,580	47,015
Global Sources Ltd.(a)	22,740	208,981
Globalscape Inc.(a)	25,470	54,761
HealthStream Inc.(a)	30,241	401,298
Hollywood Media Corp.(a)	66,328	99,492
ICG Group Inc.(a)(b)	70,433	861,396
InfoSpace Inc.(a)	70,548	643,398
interCLICK Inc.(a)	41,850	333,126
Internap Network Services Corp.(a)	99,718	732,927
Internet Media Services Inc.(a)	12,707	1,525
iPass Inc.(a)	109,249	166,058
Keynote Systems Inc.	27,206	588,466
KIT Digital Inc.(a)(b)	66,878	798,523
Lionbridge Technologies Inc.(a)	117,809	374,633
Liquidity Services Inc.(a)	34,972	825,689
Local.com Corp.(a)(b)	40,798	136,265
Looksmart Ltd.(a)	32,126	48,510
LoopNet Inc.(a)	31,121	572,004
MediaMind Technologies Inc.(a)	15,096	331,206
ModusLink Global Solutions Inc.	85,515	383,107
Move Inc.(a)	299,825	656,617
Network Engines Inc.(a)	72,951	80,246
NutriSystem Inc.	49,534	696,448
Online Resources Corp.(a)	54,701	178,325
Openwave Systems Inc.(a)	157,793	361,346
Orbitz Worldwide Inc.(a)	34,471	85,833
Overstock.com Inc.(a)(b)	23,200	353,104
PCTEL Inc.(a)	39,783	257,794
Perficient Inc.(a)	44,618	457,781
Quepasa Corp.(a)	13,658	99,020
ReachLocal Inc.(a)(b)	18,118	377,398
Reis Inc.(a)	15,015	149,099
S1 Corp.(a)	100,936	755,001
Safeguard Scientifics Inc.(a)(b)	39,248	741,002
Spark Networks Inc.(a)	30,350	101,065
SPS Commerce Inc.(a)	17,255	306,966
Stamps.com Inc.	22,114	295,001
Support.com Inc.(a)(b)	93,556	449,069
TechTarget Inc.(a)	27,956	211,627
TeleCommunication Systems Inc.(a)(b)	89,983	434,618
TheStreet.com Inc.	55,538	170,502
TigerLogic Corp.(a)(b)	22,058	91,320
Towerstream Corp.(a)(b)	64,965	324,175
US Auto Parts Network Inc.(a)	29,480	225,817
Vasco Data Security International Inc.(a)	50,468	628,327
Vocus Inc.(a)	33,472	1,024,578
Web.com Group Inc.(a)	54,889	676,232
WebMediaBrands Inc.(a)	33,690	45,145
World Energy Solutions Inc.(a)	12,022	50,492
XO Group Inc.(a)(b)	59,240	589,438
Zix Corp.(a)(b)	127,791	490,717

		20,692,680

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

INVESTMENT COMPANIES—2.15%
Arlington Asset Investment Corp. Class A	11,975	375,895
Capital Southwest Corp.	5,514	508,777
Full Circle Capital Corp.	16,106	127,237
Gladstone Capital Corp.(b)	41,833	386,537
Gladstone Investment Corp.	46,257	330,275
Golub Capital BDC Inc.	19,753	294,912
Harris & Harris Group Inc.(a)(b)	63,295	324,703
Hercules Technology Growth Capital Inc.	81,290	855,171
Kohlberg Capital Corp.(b)	41,294	328,287
Main Street Capital Corp.	39,348	745,645
MCG Capital Corp.	143,941	875,161
Medallion Financial Corp.	36,983	360,584
MVC Capital Inc.	47,465	627,962
New Mountain Finance Corp.(a)	11,300	143,510
NGP Capital Resources Co.	44,483	364,761
PennantPark Floating Rate Capital Ltd.	9,342	118,550
PennantPark Investment Corp.	85,215	955,260
PennyMac Mortgage Investment Trust(d)	51,949	860,795
Solar Senior Capital Ltd.	16,891	303,194
THL Credit Inc.	21,448	278,824
TICC Capital Corp.	61,150	587,040
Tortoise Capital Resources Corp.(b)	25,587	206,743
Triangle Capital Corp.	36,832	679,919

		10,639,742
IRON & STEEL—0.45%
Friedman Industries Inc.	18,537	198,531
Gibraltar Industries Inc.(a)	56,973	644,934
Material Sciences Corp.(a)	20,799	150,793
Olympic Steel Inc.	17,712	487,611
Shiloh Industries Inc.	11,933	128,638
Universal Stainless & Alloy Products Inc.(a)	13,518	632,102

		2,242,609
LEISURE TIME—0.39%
Adams Golf Inc.(a)	8,738	65,186
Ambassadors Group Inc.	35,764	315,796
Arctic Cat Inc.(a)	22,774	305,855
Black Diamond Inc.(a)	26,323	207,425
Escalade Inc.	17,840	107,754
Johnson Outdoors Inc. Class A(a)	9,811	167,964
Marine Products Corp.(a)	18,843	126,625
Multimedia Games Holding Co. Inc.(a)	52,077	236,950
Nautilus Inc.(a)	40,860	81,720
Town Sports International Holdings Inc.(a)(b)	40,511	308,289

		1,923,564
LODGING—0.29%
Full House Resorts Inc.(a)(b)	36,227	114,840
Marcus Corp.	39,850	393,718
Monarch Casino & Resort Inc.(a)	17,987	187,784
Morgans Hotel Group Co.(a)	43,952	316,015
MTR Gaming Group Inc.(a)(b)	49,927	151,279
Red Lion Hotels Corp.(a)	31,536	249,134

		1,412,770

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

MACHINERY—1.59%
Adept Technology Inc.(a)	21,734	86,501
Alamo Group Inc.	12,912	306,014
Bolt Technology Corp.(a)	18,550	230,020
Cascade Corp.	17,115	814,160
Columbus McKinnon Corp.(a)(b)	36,246	650,978
CVD Equipment Corp.(a)	7,315	95,461
DXP Enterprises Inc.(a)	16,675	422,711
Flow International Corp.(a)(b)	88,999	316,836
Gerber Scientific Inc.(a)	48,174	536,177
Global Power Equipment Group Inc.(a)	31,480	834,850
Hardinge Inc.	23,820	259,876
Hurco Companies Inc.(a)	12,513	403,044
Intevac Inc.(a)	44,165	450,925
Kadant Inc.(a)(b)	23,159	729,740
Key Technology Inc.(a)	11,498	185,923
Manitex International Inc.(a)	22,565	124,559
Park-Ohio Holdings Corp.(a)	16,271	343,969
Presstek Inc.(a)	56,558	92,189
Tecumseh Products Co. Class A(a)	36,925	376,635
Twin Disc Inc.	15,698	606,414

		7,866,982
MANUFACTURING—1.34%
American Railcar Industries Inc.(a)	18,193	426,626
Cereplast Inc.(a)(b)	28,562	126,815
Core Molding Technologies Inc.(a)	10,398	93,270
Federal Signal Corp.	119,397	783,244
FreightCar America Inc.(a)	22,962	581,857
GP Strategies Corp.(a)	29,378	401,304
Handy & Harman Ltd.(a)	14,265	219,538
Lydall Inc.(a)	33,783	404,045
MFRI Inc.(a)	10,504	83,927
Myers Industries Inc.	61,095	628,057
PMFG Inc.(a)(b)	32,652	648,142
Reddy Ice Holdings Inc.(a)(b)	47,828	134,397
Smith & Wesson Holding Corp.(a)(b)	123,505	370,515
Standex International Corp.	23,586	723,383
Sturm, Ruger & Co. Inc.	36,661	804,709
Synalloy Corp.	13,920	188,894

		6,618,723
MEDIA—1.34%
A.H. Belo Corp. Class A	37,281	277,371
Beasley Broadcast Group Inc. Class A(a)(b)	18,122	75,388
Cambium Learning Group Inc.(a)(b)	36,471	122,907
Courier Corp.	23,628	261,089
Cumulus Media Inc. Class A(a)(b)	43,385	151,847
Dex One Corp.(a)(b)	91,837	232,348
Dolan Co. (The)(a)	56,492	478,487
E.W. Scripps Co. (The) Class A(a)	65,691	635,232
Emmis Communications Corp.(a)	60,437	66,481
Entercom Communications Corp.(a)(b)	47,170	409,436
Entravision Communications Corp. Class A(a)	101,156	187,139
Fisher Communications Inc.(a)	17,094	509,743
Global Traffic Network Inc.(a)(b)	29,625	340,391
Gray Television Inc.(a)	102,267	269,985
Journal Communications Inc. Class A(a)(b)	84,536	437,051
Lee Enterprises Inc.(a)(b)	99,240	88,324
Lin TV Corp. Class A(a)	58,988	287,272
LodgeNet Interactive Corp.(a)(b)	41,358	125,315

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Martha Stewart Living Omnimedia Inc. Class A(a)(b)	53,220	230,975
McClatchy Co. (The) Class A(a)(b)	111,930	314,523
Media General Inc. Class A(a)(b)	42,294	161,563
Nexstar Broadcasting Group Inc.(a)(b)	23,596	193,723
Outdoor Channel Holdings Inc.(a)	29,691	203,086
PRIMEDIA Inc.	31,009	218,613
Radio One Inc. Class D(a)(b)	64,433	114,046
Saga Communications Inc. Class A(a)	1,217	45,029
Salem Communications Corp. Class A	19,325	69,377
SuperMedia Inc.(a)(b)	21,594	80,977
Westwood One Inc.(a)(b)	9,756	50,341

		6,638,059
METAL FABRICATE & HARDWARE—0.68%
A.M. Castle & Co.(a)	31,156	517,501
Ampco-Pittsburgh Corp.	16,018	375,622
Dynamic Materials Corp.	25,202	565,029
Eastern Co. (The)	12,637	202,824
L.B. Foster Co. Class A	18,371	604,589
Lawson Products Inc.	8,086	159,052
NN Inc.(a)	31,330	468,697
Northwest Pipe Co.(a)	18,030	469,862

		3,363,176
MINING—1.24%
Charles & Colvard Ltd.(a)(b)	45,282	124,073
General Moly Inc.(a)(b)	126,355	563,543
Gold Reserve Inc.(a)	100,593	254,500
Golden Minerals Co.(a)(b)	23,327	414,754
Horsehead Holding Corp.(a)(b)	81,194	1,081,504
Midway Gold Corp.(a)	157,640	308,975
Mines Management Inc.(a)(b)	48,603	102,552
Paramount Gold and Silver Corp.(a)	222,533	725,458
Revett Minerals Inc.(a)	52,583	237,149
Solitario Exploration & Royalty Corp.(a)(b)	66,259	188,838
U.S. Energy Corp.(a)(b)	51,848	221,391
United States Lime & Minerals Inc.(a)(b)	3,521	144,396
Ur-Energy Inc.(a)	190,027	304,043
Uranerz Energy Corp.(a)(b)	121,032	365,517
Uranium Energy Corp.(a)(b)	134,603	411,885
Uranium Resources Inc.(a)	170,052	283,987
Vista Gold Corp.(a)(b)	137,495	389,111

		6,121,676
OIL & GAS—2.55%
Abraxas Petroleum Corp.(a)(b)	158,335	606,423
Adams Resources & Energy Inc.	7,547	192,448
Arabian American Development Co.(a)(b)	35,891	145,358
Callon Petroleum Co.(a)	73,848	518,413
CAMAC Energy Inc.(a)(b)	101,499	134,994
China North East Petroleum Holdings Ltd.(a)(b)	47,733	155,132
CREDO Petroleum Corp.(a)	15,868	148,683
Crimson Exploration Inc.(a)(b)	46,919	166,562
Crosstex Energy Inc.	79,462	945,598
Double Eagle Petroleum Co.(a)	23,589	206,168
Endeavour International Corp.(a)(b)	70,017	1,055,156
Evolution Petroleum Corp.(a)	33,138	235,280
FX Energy Inc.(a)(b)	99,786	876,121
Gastar Exploration Ltd.(a)	110,226	378,075
GeoMet Inc.(a)	44,283	52,254
GeoResources Inc.(a)	37,435	841,913
GMX Resources Inc.(a)(b)	113,937	507,020

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Harvest Natural Resources Inc.(a)(b)	63,716	702,787
HKN Inc.(a)	15,107	34,444
Houston American Energy Corp.(b)	32,053	581,121
Lucas Energy Inc.(a)	27,113	76,459
Magellan Petroleum Corp.(a)	85,360	143,405
Miller Energy Resources Inc.(a)(b)	59,279	379,386
Panhandle Oil and Gas Inc.	14,981	441,790
PostRock Energy Corp.(a)	17,921	104,479
RAM Energy Resources Inc.(a)(b)	115,127	143,909
Royale Energy Inc.(a)	14,245	39,744
Triangle Petroleum Corp.(a)	80,264	518,505
VAALCO Energy Inc.(a)	95,787	576,638
Vantage Drilling Co.(a)	329,040	598,853
Voyager Oil & Gas Inc.(a)	87,195	258,969
Warren Resources Inc.(a)	134,782	513,519
Zion Oil & Gas Inc.(a)(b)	55,406	329,666

		12,609,272
OIL & GAS SERVICES—1.02%
Dawson Geophysical Co.(a)	14,825	506,274
Flotek Industries Inc.(a)(b)	93,948	800,437
Geokinetics Inc.(a)(b)	21,024	165,669
Global Geophysical Services Inc.(a)	35,261	627,646
Gulf Island Fabrication Inc.	26,810	865,427
Matrix Service Co.(a)	49,559	663,099
Mitcham Industries Inc.(a)	20,310	351,363
Natural Gas Services Group Inc.(a)	24,378	393,948
TGC Industries Inc.(a)	28,050	179,240
Thermon Group Holdings Inc.(a)	18,044	216,528
Union Drilling Inc.(a)(b)	28,001	288,130

		5,057,761
PACKAGING & CONTAINERS—0.21%
AEP Industries Inc.(a)(b)	10,153	296,366
Astronics Corp.(a)	18,110	557,788
UFP Technologies Inc.(a)	11,033	208,744

		1,062,898
PHARMACEUTICALS—5.48%
ACADIA Pharmaceuticals Inc.(a)	92,474	150,733
AcelRx Pharmaceuticals Inc.(a)	4,983	22,872
Achillion Pharmaceuticals Inc.(a)	74,784	556,393
Acura Pharmaceuticals Inc.(a)(b)	22,317	86,367
Adolor Corp.(a)(b)	96,889	192,809
Akorn Inc.(a)(b)	104,385	730,695
Alexza Pharmaceuticals Inc.(a)(b)	108,267	197,046
Alimera Sciences Inc.(a)	22,849	186,219
Allos Therapeutics Inc.(a)	145,003	310,306
Amicus Therapeutics Inc.(a)(b)	33,555	199,317
Ampio Pharmaceuticals Inc.(a)	43,838	341,498
Anacor Pharmaceuticals Inc.(a)	25,080	162,017
Anadys Pharmaceuticals Inc.(a)	116,960	118,130
Anika Therapeutics Inc.(a)	23,573	167,840
Antares Pharma Inc.(a)	175,174	387,135
Anthera Pharmaceuticals Inc.(a)(b)	31,605	258,213
Aoxing Pharmaceutical Co. Inc.(a)(b)	46,773	63,611
Array BioPharma Inc.(a)	109,609	245,524
AVANIR Pharmaceuticals Inc. Class A(a)(b)	231,491	777,810
AVI BioPharma Inc.(a)	264,398	378,089
Biodel Inc.(a)(b)	67,431	126,096
BioDelivery Sciences International Inc.(a)(b)	37,620	121,513
BioScrip Inc.(a)	74,923	486,250

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

BioSpecifics Technologies Corp.(a)(b)	10,971	245,750
Chelsea Therapeutics International Ltd.(a)(b)	101,687	518,604
Corcept Therapeutics Inc.(a)(b)	78,119	311,695
Cornerstone Therapeutics Inc.(a)	19,658	176,136
Cumberland Pharmaceuticals Inc.(a)(b)	26,850	154,387
Cyclacel Pharmaceuticals Inc.(a)(b)	90,154	121,708
Depomed Inc.(a)	101,060	826,671
Derma Sciences Inc.(a)(b)	10,511	97,542
DURECT Corp.(a)	157,867	320,470
Dusa Pharmaceuticals Inc.(a)	48,041	298,815
Dyax Corp.(a)	189,699	375,604
Dynavax Technologies Corp.(a)(b)	218,482	600,825
Endocyte Inc.(a)	28,296	405,199
Furiex Pharmaceuticals Inc.(a)(b)	19,614	348,933
Heska Corp.(a)	9,840	95,054
Hi-Tech Pharmacal Co. Inc.(a)	19,251	556,931
Idenix Pharmaceuticals Inc.(a)(b)	102,254	511,270
IGI Laboratories Inc.(a)	26,321	29,216
Infinity Pharmaceuticals Inc.(a)(b)	35,715	295,006
ISTA Pharmaceuticals Inc.(a)	49,365	377,395
K-V Pharmaceutical Co. Class A(a)(b)	94,100	255,952
Keryx Biopharmaceuticals Inc.(a)	127,933	605,123
Lannett Co. Inc.(a)(b)	31,185	155,301
Mannatech Inc.(a)	32,171	30,884
MAP Pharmaceuticals Inc.(a)	40,950	653,971
MediciNova Inc.(a)(b)	20,070	53,988
Myrexis Inc(a)	50,426	180,525
Nabi Biopharmaceuticals(a)	85,988	462,615
Natural Alternatives International Inc.(a)	11,650	56,153
Nature’s Sunshine Products Inc.(a)	19,843	386,542
Neurocrine Biosciences Inc.(a)	92,856	747,491
NeurogesX Inc.(a)(b)	31,748	55,559
Nutraceutical International Corp.(a)	20,418	314,029
Obagi Medical Products Inc.(a)	34,145	321,987
Oculus Innovative Sciences Inc.(a)(b)	45,326	83,400
Omega Protein Corp.(a)(b)	36,581	504,818
Osiris Therapeutics Inc.(a)(b)	32,948	255,017
OXiGENE Inc.(a)	14,089	34,941
Pacira Pharmaceuticals Inc.(a)	10,614	127,368
Pain Therapeutics Inc.(a)	69,124	267,510
Pernix Therapeutics Holdings(a)	10,154	86,411
PetMed Express Inc.	42,022	497,961
Pharmacyclics Inc.(a)	87,097	909,293
PharMerica Corp.(a)	54,502	695,445
POZEN Inc.(a)(b)	51,150	214,830
Progenics Pharmaceuticals Inc.(a)	55,089	395,539
Raptor Pharmaceutical Corp.(a)(b)	64,167	397,194
Repros Therapeutics Inc.(a)	19,691	105,347
Rigel Pharmaceuticals Inc.(a)	128,507	1,178,409
Santarus Inc.(a)	103,499	348,792
Schiff Nutrition International Inc.	24,278	271,671
SciClone Pharmaceuticals Inc.(a)(b)	65,598	396,212
Somaxon Pharmaceuticals Inc.(a)(b)	75,415	160,634
Spectrum Pharmaceuticals Inc.(a)	98,150	909,360
Sucampo Pharmaceuticals Inc.(a)(b)	31,778	130,290
Synta Pharmaceuticals Corp.(a)(b)	45,880	230,776
Theragenics Corp.(a)(b)	76,149	134,022
Threshold Pharmaceuticals Inc.(a)(b)	74,202	123,917
Trimeris Inc.(a)	42,532	105,054
Vanda Pharmaceuticals Inc.(a)	52,416	374,250
Ventrus Biosciences Inc.(a)(b)	7,387	109,032
XenoPort Inc.(a)(b)	65,855	468,888
Zalicus Inc.(a)(b)	137,133	326,377
Zogenix Inc.(a)	20,984	84,146

		27,140,718

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

REAL ESTATE—0.80%
Avatar Holdings Inc.(a)(b)	18,590	282,754
Consolidated-Tomoka Land Co.	9,900	283,140
HFF Inc. Class A(a)	53,787	811,646
Preferred Apartment Communities Inc.	12,853	116,834
Resource Capital Corp.(b)	127,935	808,549
Retail Opportunity Investments Corp.	84,106	904,980
Terreno Realty Corp.	27,111	461,158
Thomas Properties Group Inc.(a)	68,704	220,540
ZipRealty Inc.(a)	35,063	80,645

		3,970,246
REAL ESTATE INVESTMENT TRUSTS—3.97%
Agree Realty Corp.	18,565	414,557
Apollo Commercial Real Estate Finance Inc.	42,846	690,678
Arbor Realty Trust Inc.(a)(b)	35,063	164,095
ARMOUR Residential Inc.	90,455	664,844
BRT Realty Trust(a)	20,154	127,172
Campus Crest Communities Inc.	58,509	757,107
Capital Trust Inc. Class A(a)(b)	27,017	104,556
CapLease Inc.	130,200	639,282
Cedar Shopping Centers Inc.	101,068	520,500
Chatham Lodging Trust	30,880	497,477
Chesapeake Lodging Trust	61,379	1,047,126
Cogdell Spencer Inc.	84,247	504,640
Colony Financial Inc.	62,489	1,129,176
Dynex Capital Inc.	79,462	769,192
Education Realty Trust Inc.	137,863	1,181,486
Excel Trust Inc.	40,878	450,884
Gladstone Commercial Corp.	24,449	423,701
Gramercy Capital Corp.(a)(b)	76,608	232,122
Hudson Pacific Properties Inc.	42,091	653,673
Kite Realty Group Trust	100,282	499,404
Monmouth Real Estate Investment Corp. Class A	65,972	557,463
MPG Office Trust Inc.(a)(b)	88,663	253,576
New York Mortgage Trust Inc.(b)	32,349	241,000
Newcastle Investment Corp.(b)	151,797	877,387
NorthStar Realty Finance Corp.(b)	174,946	705,032
One Liberty Properties Inc.	23,464	362,284
Parkway Properties Inc.	43,135	735,883
PMC Commercial Trust	26,733	220,547
RAIT Financial Trust(b)	206,351	433,337
Ramco-Gershenson Properties Trust	73,531	910,314
STAG Industrial Inc.	28,978	354,981
Summit Hotel Properties Inc.	49,806	565,298
UMH Properties Inc.	30,839	329,977
Urstadt Biddle Properties Inc. Class A	42,855	776,104
Whitestone REIT Class B	17,086	217,334
Winthrop Realty Trust(b)	53,226	635,518

		19,647,707
RETAIL—4.93%
A.C. Moore Arts & Crafts Inc.(a)	50,135	125,337
AFC Enterprises Inc.(a)(b)	47,555	782,280
America’s Car-Mart Inc.(a)	17,804	587,532
Ark Restaurants Corp.	7,678	117,166
Benihana Inc. Class A(a)	28,032	294,056
Big 5 Sporting Goods Corp.	41,101	323,054
Biglari Holdings Inc.(a)	2,550	997,177

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Body Central Corp.(a)	21,930	516,013
Bon-Ton Stores Inc. (The)(b)	23,509	228,507
Books-A-Million Inc.	16,957	58,841
Bravo Brio Restaurant Group Inc.(a)	35,937	877,941
Build-A-Bear Workshop Inc.(a)	32,596	212,200
Cache Inc.(a)	24,513	120,849
California Pizza Kitchen Inc.(a)	34,666	640,281
Caribou Coffee Co. Inc.(a)	24,149	319,733
Carrols Restaurant Group Inc.(a)	23,811	248,587
Casual Male Retail Group Inc.(a)	80,222	332,921
Christopher & Banks Corp.	67,176	386,262
Citi Trends Inc.(a)	27,195	410,101
Coldwater Creek Inc.(a)	106,880	149,632
Conn’s Inc.(a)(b)	28,823	249,319
Cosi Inc.(a)	78,842	74,900
Cost Plus Inc.(a)(b)	36,195	361,950
dELiA*s Inc.(a)	73,642	115,618
Denny’s Corp.(a)(b)	184,344	715,255
Destination Maternity Corp.	20,758	414,745
DGSE Companies Inc.(a)	12,131	86,494
Duckwall-ALCO Stores Inc.(a)	766	8,120
Einstein Noah Restaurant Group Inc.	10,682	159,910
Famous Dave’s of America Inc.(a)	19,579	195,986
Frisch’s Restaurants Inc.	1,457	34,021
Golfsmith International Holdings Inc.(a)	8,530	32,414
Gordmans Stores Inc.(a)(b)	10,247	178,195
Hastings Entertainment Inc.(a)	12,785	52,418
Haverty Furniture Companies Inc.	35,897	413,174
Hot Topic Inc.	83,250	619,380
Jamba Inc.(a)(b)	121,170	259,304
Kenneth Cole Productions Inc. Class A(a)	17,484	218,375
Kirkland’s Inc.(a)	31,689	380,902
Kona Grill Inc.(a)	10,802	60,707
Krispy Kreme Doughnuts Inc.(a)(b)	109,026	1,036,837
Lithia Motors Inc. Class A	41,643	817,452
Luby’s Inc.(a)	40,316	222,544
MarineMax Inc.(a)	45,146	395,479
McCormick & Schmick’s Seafood Restaurants Inc.(a)	27,037	232,248
Morton’s Restaurant Group Inc.(a)	21,061	152,482
Movado Group Inc.	31,953	546,716
Nathan’s Famous Inc.(a)	10,419	196,606
New York & Co. Inc.(a)(b)	48,790	241,510
O’Charley’s Inc.(a)(b)	37,162	271,654
Pacific Sunwear of California Inc.(a)(b)	90,297	235,675
Pantry Inc. (The)(a)(b)	43,782	822,664
PC Connection Inc.(a)(b)	20,068	166,163
PC Mall Inc.(a)	20,334	158,198
Red Robin Gourmet Burgers Inc.(a)	23,986	872,611
REX American Resources Corp.(a)(b)	14,811	245,863
Ruth’s Hospitality Group Inc.(a)	65,330	366,501
School Specialty Inc.(a)	29,458	423,901
Shoe Carnival Inc.(a)	17,655	532,298
Stein Mart Inc.	50,995	491,592
Susser Holdings Corp.(a)	18,326	288,085
Syms Corp.(a)(b)	14,163	152,677
Talbots Inc. (The)(a)(b)	127,851	427,022
Titan Machinery Inc.(a)	29,393	845,931
Trans World Entertainment Corp.(a)	15,492	31,604
Tuesday Morning Corp.(a)	79,401	369,215
West Marine Inc.(a)	29,574	306,682
Wet Seal Inc. Class A(a)	188,385	842,081
Winmark Corp.	1,306	56,589
Zale Corp.(a)(b)	60,169	336,946

		24,445,483

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

SAVINGS & LOANS—3.11%
Abington Bancorp Inc.	44,996	469,308
BankFinancial Corp.	51,743	438,263
Berkshire Hills Bancorp Inc.	34,987	783,359
BofI Holding Inc.(a)(b)	20,290	292,379
Cape Bancorp Inc.(a)(b)	32,513	325,130
CFS Bancorp Inc.	30,978	166,352
Charter Financial Corp.	16,024	158,638
Chicopee Bancorp Inc.(a)	22,603	323,223
Clifton Savings Bancorp Inc.	24,578	271,341
Danvers Bancorp Inc.(b)	42,375	922,504
ESB Financial Corp.	27,342	353,259
ESSA Bancorp Inc.	34,086	423,348
First Defiance Financial Corp.(a)	22,473	330,128
First Financial Holdings Inc.	35,106	314,901
First Financial Northwest Inc.(a)(b)	40,445	205,056
First PacTrust Bancorp Inc.(b)	19,487	289,577
Flushing Financial Corp.	62,100	807,300
Fox Chase Bancorp Inc.	33,189	449,711
Hampden Bancorp Inc.(b)	8,612	114,281
Heritage Financial Group Inc.	19,496	232,392
Home Bancorp Inc.(a)	23,014	340,377
Home Federal Bancorp Inc.	37,469	411,784
HopFed Bancorp Inc.	16,365	129,447
Kaiser Federal Financial Group Inc.	12,390	152,645
Legacy Bancorp Inc.	23,389	324,172
Meridian Interstate Bancorp Inc.(a)(b)	24,165	330,819
NASB Financial Inc.(a)(b)	9,788	102,089
OceanFirst Financial Corp.	33,319	431,481
Provident Financial Holdings Inc.	26,708	211,794
Provident New York Bancorp	80,233	670,748
Pulaski Financial Corp.	26,699	191,699
PVF Capital Corp.(a)	54,441	99,083
Rockville Financial Inc.	59,050	584,595
Roma Financial Corp.	17,235	180,967
SI Financial Group Inc.	24,274	245,167
Territorial Bancorp Inc.	31,722	657,280
United Community Financial Corp.(a)	63,848	81,087
United Financial Bancorp Inc.	37,915	585,028
ViewPoint Financial Group	67,007	924,697
Waterstone Financial Inc.(a)	17,806	40,064
Westfield Financial Inc.	64,020	519,842
WSFS Financial Corp.	13,223	524,292

		15,409,607
SEMICONDUCTORS—3.50%
Advanced Analogic Technologies Inc.(a)(b)	81,053	490,776
Alpha & Omega Semiconductor Ltd.(a)(b)	28,013	371,172
Amtech Systems Inc.(a)(b)	18,624	384,399
ANADIGICS Inc.(a)(b)	127,766	410,129
AuthenTec Inc.(a)	67,533	186,391
Axcelis Technologies Inc.(a)	192,150	315,126
AXT Inc.(a)(b)	60,367	511,912
Cascade Microtech Inc.(a)	21,618	123,439
Cohu Inc.	45,029	590,330
DSP Group Inc.(a)(b)	46,754	406,760
eMagin Corp.(a)	34,580	209,901
EMCORE Corp.(a)(b)	165,043	452,218
Exar Corp.(a)	72,166	456,811
FSI International Inc.(a)(b)	72,869	199,661
GigOptix Inc.(a)	15	30
GSI Group Inc.(a)	47,967	578,002

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

GSI Technology Inc.(a)	38,020	273,744
Ikanos Communications Inc.(a)(b)	68,272	83,975
Inphi Corp.(a)	38,204	664,750
Integrated Silicon Solution Inc.(a)	51,686	499,804
inTEST Corp.(a)	21,945	73,077
IXYS Corp.(a)	44,999	674,085
Kopin Corp.(a)(b)	122,599	577,441
Mattson Technology Inc.(a)(b)	104,433	198,423
MaxLinear Inc.(a)	30,376	263,056
Mindspeed Technologies Inc.(a)(b)	63,215	505,720
MIPS Technologies Inc.(a)	97,827	675,985
MoSys Inc.(a)(b)	64,679	371,904
Nanometrics Inc.(a)	38,736	735,597
Pericom Semiconductor Corp.(a)	47,318	423,023
Photronics Inc.(a)	100,480	851,066
Pixelworks Inc.(a)	33,005	80,862
PLX Technology Inc.(a)(b)	87,771	304,565
QuickLogic Corp.(a)(b)	73,979	249,309
Ramtron International Corp.(a)	55,647	165,828
Richardson Electronics Ltd.	31,118	422,894
Rudolph Technologies Inc.(a)(b)	59,981	642,396
Silicon Image Inc.(a)(b)	148,506	959,349
Supertex Inc.(a)	20,846	466,950
Transwitch Corp.(a)	40,521	125,210
Ultra Clean Holdings Inc.(a)	45,266	411,015
Vitesse Semiconductor Corp.(a)	43,836	174,467
Zoran Corp.(a)	93,260	783,384

		17,344,936
SOFTWARE—2.94%
Accelrys Inc.(a)	106,039	753,937
Actuate Corp.(a)	71,943	420,867
American Software Inc. Class A	44,721	371,632
ATS Corp.(a)	30,554	132,910
Authentidate Holding Corp.(a)	61,322	73,586
Bitstream Inc.(a)	15,488	81,157
Bsquare Corp.(a)	20,237	126,886
Callidus Software Inc.(a)	58,605	342,839
CDC Corp. Class A(a)(b)	61,171	127,847
Concurrent Computer Corp.(a)	20,272	126,903
Convio Inc.(a)	24,152	261,083
DemandTec Inc.(a)	60,907	554,254
Digi International Inc.(a)	48,214	626,782
DynaVox Inc.(a)(b)	19,936	151,514
Ellie Mae Inc.(a)	17,083	98,056
Envestnet Inc.(a)	35,934	533,620
ePocrates Inc.(a)	12,006	221,391
Evolving Systems Inc.	21,539	154,004
FalconStor Software Inc.(a)(b)	60,534	271,192
Geeknet Inc.(a)	8,870	237,006
Glu Mobile Inc.(a)(b)	77,890	410,480
GSE Systems Inc.(a)(b)	39,263	84,808
Guidance Software Inc.(a)	27,505	224,166
inContact Inc.(a)(b)	62,806	298,329
InnerWorkings Inc.(a)(b)	47,572	396,751
Majesco Entertainment Co.(a)	66,796	201,724
Market Leader Inc.(a)	51,153	111,002
Medidata Solutions Inc.(a)	40,574	968,501
Monotype Imaging Holdings Inc.(a)(b)	66,636	941,567
Omnicell Inc.(a)	62,397	972,769
PDF Solutions Inc.(a)	46,754	278,654
Pervasive Software Inc.(a)	30,289	194,455
PROS Holdings Inc.(a)(b)	40,434	707,191
QAD Inc. Class A(a)	14,620	149,416

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Renaissance Learning Inc.	24,457	306,691
Rosetta Stone Inc.(a)(b)	20,004	322,865
Schawk Inc.	21,689	359,170
Scientific Learning Corp.(a)	31,710	98,618
SciQuest Inc.(a)	23,078	394,403
SeaChange International Inc.(a)(b)	51,298	552,992
Simulations Plus Inc.(a)	13,966	40,501
Smith Micro Software Inc.(a)	65,598	276,168
SoundBite Communications Inc.(a)(b)	14,742	35,823
THQ Inc.(a)	124,974	452,406
Unify Corp.(a)	9,673	17,992
Versant Corp.(a)	9,122	114,207

		14,579,115
TELECOMMUNICATIONS—3.93%
8x8 Inc.(a)(b)	121,441	593,846
Alaska Communications Systems Group Inc.(b)	85,818	761,206
Alliance Fiber Optic Products Inc.(a)	13,275	112,307
Anaren Inc.(a)(b)	29,295	622,519
Aviat Networks Inc.(a)	115,684	455,795
Aware Inc.(a)	31,309	93,927
BigBand Networks Inc.(a)(b)	98,184	213,059
CalAmp Corp.(a)	55,854	169,238
Clearfield Inc.(a)	26,167	187,617
ClearOne Communications Inc.(a)	10,453	68,572
Communications Systems Inc.	15,750	282,397
Consolidated Communications Holdings Inc.	47,441	922,253
Dialogic Inc.(a)	26,850	120,825
Ditech Networks Inc.(a)	69,555	82,075
EMS Technologies Inc.(a)	28,876	952,042
Extreme Networks Inc.(a)	174,932	566,780
Fairpoint Communications Inc.(a)	42,602	392,364
FiberTower Corp.(a)(b)	81,460	97,752
General Communication Inc. Class A(a)	76,246	920,289
Globalstar Inc.(a)	198,949	244,707
Globecomm Systems Inc.(a)(b)	42,447	660,475
Hickory Tech Corp.	29,832	354,404
Hypercom Corp.(a)	102,340	1,006,002
I.D. Systems Inc.(a)	22,116	102,839
Knology Inc.(a)	57,881	859,533
KVH Industries Inc.(a)	28,847	306,644
Lantronix Inc.(a)	13,705	34,674
Meru Networks Inc.(a)(b)	20,540	246,685
Motricity Inc.(a)	68,494	529,459
Multiband Corp.(a)	33,765	109,736
NeoPhotonics Corp.(a)	16,134	111,647
Network Equipment Technologies Inc.(a)	64,129	141,084
Novatel Wireless Inc.(a)	61,220	335,486
Numerex Corp. Class A(a)	21,266	206,918
Oplink Communications Inc.(a)	39,237	730,985
Opnext Inc.(a)(b)	82,475	188,043
ORBCOMM Inc.(a)	69,378	217,153
Powerwave Technologies Inc.(a)	317,500	936,625
Preformed Line Products Co.	4,784	340,525
Procera Networks Inc.(a)	22,056	236,661
RigNet Inc.(a)	11,477	195,109
ShoreTel Inc.(a)	88,833	906,097
SureWest Communications	27,458	459,098
Symmetricom Inc.(a)	84,362	491,830
Telular Corp.	32,550	200,834
TESSCO Technologies Inc.	13,084	145,494
UniTek Global Services Inc.(a)	26,214	207,353
USA Mobility Inc.	43,940	670,524
Warwick Valley Telephone Co.	14,823	214,044

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Westell Technologies Inc.(a)(b)	103,182	368,360
Zhone Technologies Inc.(a)	48,529	115,014

		19,488,905
TEXTILES—0.06%
Culp Inc.(a)	21,327	200,260
Dixie Group Inc.(a)	24,647	105,243

		305,503
TOYS, GAMES & HOBBIES—0.10%
Dreams Inc.(a)	55,392	144,019
LeapFrog Enterprises Inc.(a)	78,994	333,355

		477,374
TRANSPORTATION—2.06%
Air Transport Services Group Inc.(a)	100,498	688,411
Baltic Trading Ltd.	35,029	201,066
CAI International Inc.(a)(b)	22,578	466,461
Celadon Group Inc.(a)(b)	38,110	532,016
Covenant Transportation Group Class A(a)	20,106	155,822
DHT Maritime Inc.	125,571	480,937
Eagle Bulk Shipping Inc.(a)(b)	116,003	287,687
Echo Global Logistics Inc.(a)(b)	23,241	412,528
Excel Maritime Carriers Ltd.(a)	81,721	253,335
Express-1 Expedited Solutions Inc.(a)	59,274	184,342
Frozen Food Express Industries Inc.(a)	37,348	133,332
Genco Shipping & Trading Ltd.(a)	54,128	407,043
General Maritime Corp.	206,492	278,764
Horizon Lines Inc. Class A(b)	61,505	74,421
International Shipholding Corp.	13,534	288,004
Knightsbridge Tankers Ltd.(b)	41,163	906,821
P.A.M. Transportation Services Inc.(a)	11,293	111,462
Pacer International Inc.(a)(b)	65,659	309,910
Patriot Transportation Holding Inc.(a)	11,627	260,096
PHI Inc.(a)	25,778	560,156
Quality Distribution Inc.(a)	28,172	366,799
Rand Logistics Inc.(a)	28,948	212,478
Roadrunner Transportation Systems Inc.(a)	18,435	278,000
Saia Inc.(a)	31,188	528,637
Scorpio Tankers Inc.(a)(b)	47,951	479,031
Teekay Tankers Ltd. Class A	79,587	748,118
Ultrapetrol (Bahamas) Ltd.(a)(b)	44,519	219,924
Universal Truckload Services Inc.(a)	11,024	188,841
USA Truck Inc.(a)	19,006	214,768

		10,229,210
TRUCKING & LEASING—0.18%
Greenbrier Companies Inc. (The)(a)	34,249	676,760
Willis Lease Finance Corp.(a)	14,292	190,513

		867,273
VENTURE CAPITAL—0.05%
Medley Capital Corp.	22,112	259,595

		259,595
WATER—0.64%
Artesian Resources Corp. Class A	18,798	338,740
Connecticut Water Service Inc.	17,289	442,253

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

Consolidated Water Co. Ltd.(b)	29,456	273,646
Middlesex Water Co.	30,938	574,828
Pennichuck Corp.	14,029	403,334
Pure Cycle Corp.(a)(b)	35,601	108,583
SJW Corp.	24,250	587,820
York Water Co. (The)	25,569	423,167

		3,152,371

TOTAL COMMON STOCKS
(Cost: $547,020,062)		496,293,230

RIGHTS—0.02%

OIL & GAS—0.02%
Zion Oil & Gas Inc.(a)(c)	13,720	80,262

		80,262

TOTAL RIGHTS
(Cost: $0)		80,262

SHORT-TERM INVESTMENTS—14.68%

MONEY MARKET FUNDS—14.68%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.16%(d)(e)(f)	67,103,199	67,103,199
BlackRock Cash Funds: Prime, SL Agency Shares 0.17%(d)(e)(f)	5,638,706	5,638,706

		72,741,905

TOTAL SHORT-TERM INVESTMENTS
(Cost: $72,741,905)		72,741,905

TOTAL INVESTMENTS IN SECURITIES—114.88%
(Cost: $619,761,967)		569,115,397

SHORT POSITIONS(g)—(0.19)%

COMMON STOCKS—(0.19)%
People’s United Financial Inc.	(68,817)	(924,901)

TOTAL SHORT POSITIONS
(Proceeds: $912,324)		(924,901)
Other Assets, Less Liabilities—(14.69)%		(72,801,998)

NET ASSETS—100.00%		$495,388,498

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

June 30, 2011

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.51%
Clear Channel Outdoor Holdings Inc. Class A(a)	67,815	$861,251
Interpublic Group of Companies Inc. (The)	813,893	10,173,662
Lamar Advertising Co. Class A(a)	96,294	2,635,567
Omnicom Group Inc.	466,939	22,487,782

		36,158,262
AEROSPACE & DEFENSE—1.04%
Alliant Techsystems Inc.	55,597	3,965,734
BE Aerospace Inc.(a)(b)	160,955	6,568,573
Goodrich Corp.	207,452	19,811,666
L-3 Communications Holdings Inc.	176,435	15,429,241
Rockwell Collins Inc.	256,094	15,798,439
Spirit AeroSystems Holdings Inc. Class A(a)	194,280	4,274,160
TransDigm Group Inc.(a)	82,821	7,552,447

		73,400,260
AGRICULTURE—0.61%
Bunge Ltd.	244,711	16,872,824
Lorillard Inc.	238,682	25,985,309

		42,858,133
AIRLINES—0.67%
AMR Corp.(a)(b)	552,561	2,983,829
Copa Holdings SA Class A	53,533	3,572,793
Delta Air Lines Inc.(a)	1,407,027	12,902,438
Southwest Airlines Co.	1,316,262	15,031,712
United Continental Holdings Inc.(a)	552,051	12,492,914

		46,983,686
APPAREL—0.72%
Deckers Outdoor Corp.(a)	64,091	5,648,981
Guess? Inc.	107,380	4,516,403
Hanesbrands Inc.(a)	159,933	4,566,087
Phillips-Van Heusen Corp.	98,978	6,480,089
Polo Ralph Lauren Corp.	104,439	13,849,656
VF Corp.	144,579	15,695,496

		50,756,712
AUTO MANUFACTURERS—0.19%
Navistar International Corp.(a)	119,932	6,771,361
Oshkosh Corp.(a)	150,943	4,368,290
Tesla Motors Inc.(a)(b)	84,779	2,469,612

		13,609,263
AUTO PARTS & EQUIPMENT—0.94%
Autoliv Inc.(b)	148,402	11,642,137
BorgWarner Inc.(a)	182,080	14,710,243
Federal-Mogul Corp. Class A(a)	32,450	740,834
Goodyear Tire & Rubber Co. (The)(a)	404,557	6,784,421
Lear Corp.	175,155	9,367,289

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

TRW Automotive Holdings Corp.(a)(b)	169,597	10,011,311
Visteon Corp.(a)	84,636	5,789,949
WABCO Holdings Inc.(a)	111,805	7,721,253

		66,767,437
BANKS—2.80%
Associated Banc-Corp	287,181	3,991,816
Bank of Hawaii Corp.	79,040	3,676,941
BOK Financial Corp.	42,412	2,322,905
CapitalSource Inc.	535,549	3,454,291
City National Corp.	77,190	4,187,558
Comerica Inc.	294,378	10,176,647
Commerce Bancshares Inc.	122,561	5,270,123
Cullen/Frost Bankers Inc.	88,306	5,020,196
East West Bancorp Inc.	246,434	4,980,431
Fifth Third Bancorp	1,526,307	19,460,414
First Citizens BancShares Inc. Class A	9,008	1,686,478
First Horizon National Corp.	436,357	4,162,846
First Republic Bank San Francisco(a)(b)	121,708	3,928,734
Fulton Financial Corp.	330,187	3,536,303
Huntington Bancshares Inc.	1,438,347	9,435,556
KeyCorp	1,581,573	13,174,503
M&T Bank Corp.	208,513	18,338,718
Marshall & Ilsley Corp.	879,229	7,007,455
Northern Trust Corp.	360,893	16,586,642
Popular Inc.(a)	1,696,072	4,681,159
Regions Financial Corp.	2,090,167	12,959,035
SunTrust Banks Inc.	891,757	23,007,331
Synovus Financial Corp.	1,161,194	2,415,284
TCF Financial Corp.	263,525	3,636,645
Valley National Bancorp	281,447	3,830,494
Zions Bancorporation(b)	304,606	7,313,590

		198,242,095
BEVERAGES—1.24%
Brown-Forman Corp. Class B NVS	170,526	12,736,587
Coca-Cola Enterprises Inc.	540,286	15,765,546
Constellation Brands Inc. Class A(a)	301,098	6,268,860
Dr Pepper Snapple Group Inc.	368,016	15,430,911
Green Mountain Coffee Roasters Inc.(a)(b)	204,146	18,222,072
Hansen Natural Corp.(a)	116,629	9,441,118
Molson Coors Brewing Co. Class B NVS	223,545	10,001,403

		87,866,497
BIOTECHNOLOGY—1.35%
Alexion Pharmaceuticals Inc.(a)	305,691	14,376,648
Bio-Rad Laboratories Inc. Class A(a)	32,805	3,915,605
Charles River Laboratories International Inc.(a)	85,600	3,479,640
Human Genome Sciences Inc.(a)	314,225	7,711,082
Illumina Inc.(a)	204,700	15,383,205
Life Technologies Corp.(a)	297,177	15,474,006
Myriad Genetics Inc.(a)(b)	142,068	3,226,364
QIAGEN NV(a)	387,223	7,364,981
Regeneron Pharmaceuticals Inc.(a)(b)	120,789	6,849,944
Vertex Pharmaceuticals Inc.(a)(b)	342,305	17,796,437

		95,577,912
BUILDING MATERIALS—0.37%
Armstrong World Industries Inc.	34,879	1,589,087

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

Lennox International Inc.	88,369	3,806,053
Martin Marietta Materials Inc.	75,543	6,041,174
Masco Corp.	593,388	7,138,458
Owens Corning(a)	206,807	7,724,241

		26,299,013
CHEMICALS—3.18%
Airgas Inc.	130,791	9,160,602
Albemarle Corp.	152,667	10,564,556
Ashland Inc.	131,134	8,473,879
Cabot Corp.	108,656	4,332,115
Celanese Corp. Series A	259,815	13,850,738
CF Industries Holdings Inc.	118,785	16,828,271
Cytec Industries Inc.	81,537	4,663,101
Eastman Chemical Co.	118,276	12,072,431
Ecolab Inc.	385,344	21,725,695
FMC Corp.	119,461	10,276,035
Huntsman Corp.	319,702	6,026,383
International Flavors & Fragrances Inc.	133,202	8,556,896
Intrepid Potash Inc.(a)(b)	86,713	2,818,172
Kronos Worldwide Inc.	36,104	1,135,471
Lubrizol Corp.	106,908	14,354,537
PPG Industries Inc.	262,685	23,849,171
Rockwood Holdings Inc.(a)	113,441	6,272,153
RPM International Inc.	216,129	4,975,290
Sherwin-Williams Co. (The)	149,323	12,523,720
Sigma-Aldrich Corp.	202,571	14,864,660
Solutia Inc.(a)	202,630	4,630,095
Valspar Corp. (The)	158,962	5,732,170
W.R. Grace & Co.(a)	121,689	5,552,669
Westlake Chemical Corp.	33,092	1,717,475

		224,956,285
COAL—1.15%
Alpha Natural Resources Inc.(a)	376,496	17,107,978
Arch Coal Inc.	272,330	7,260,318
CONSOL Energy Inc.	376,591	18,257,132
Peabody Energy Corp.	449,670	26,490,060
Walter Energy Inc.	103,662	12,004,059

		81,119,547
COMMERCIAL SERVICES—2.74%
Aaron’s Inc.	132,580	3,746,711
Alliance Data Systems Corp.(a)(b)	84,546	7,953,242
Apollo Group Inc. Class A(a)	199,914	8,732,243
Booz Allen Hamilton Holding Corp.(a)	38,568	737,034
Career Education Corp.(a)	102,220	2,161,953
CoreLogic Inc.(a)	160,618	2,683,927
Corrections Corp. of America(a)	177,797	3,849,305
DeVry Inc.	113,987	6,740,051
Education Management Corp.(a)(b)	63,752	1,526,223
Equifax Inc.	203,934	7,080,588
FleetCor Technologies Inc.(a)	24,549	727,632
Gartner Inc.(a)(b)	161,164	6,493,298
Genpact Ltd.(a)	208,878	3,601,057
Green Dot Corp. Class A(a)(b)	36,634	1,244,823
H&R Block Inc.	505,813	8,113,241
Hertz Global Holdings Inc.(a)	405,139	6,433,607
Iron Mountain Inc.	300,117	10,230,989
ITT Educational Services Inc.(a)(b)	46,513	3,639,177

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

KAR Auction Services Inc.(a)	47,739	902,744
Lender Processing Services Inc.	143,110	2,992,430
Manpower Inc.	136,201	7,307,184
Monster Worldwide Inc.(a)(b)	214,287	3,141,447
Moody’s Corp.	331,623	12,717,742
Morningstar Inc.	40,397	2,455,330
Pharmaceutical Product Development Inc.	165,690	4,447,120
Quanta Services Inc.(a)	357,339	7,218,248
R.R. Donnelley & Sons Co.	343,837	6,742,644
Robert Half International Inc.	243,306	6,576,561
SAIC Inc.(a)	478,009	8,040,111
Service Corp. International	395,714	4,621,940
Towers Watson & Co. Class A	94,996	6,242,187
Verisk Analytics Inc. Class A(a)	197,138	6,824,918
VistaPrint NV(a)	71,261	3,409,839
Weight Watchers International Inc.	48,043	3,625,805
Western Union Co.	1,050,202	21,035,546

		193,996,897
COMPUTERS—1.77%
Brocade Communications Systems Inc.(a)	782,807	5,056,933
Cadence Design Systems Inc.(a)	445,649	4,706,053
Computer Sciences Corp.	258,327	9,806,093
Diebold Inc.	108,190	3,354,972
DST Systems Inc.	58,205	3,073,224
FactSet Research Systems Inc.	76,456	7,822,978
Fortinet Inc.(a)	198,676	5,421,868
IHS Inc. Class A(a)	81,870	6,829,595
Lexmark International Inc. Class A(a)	131,284	3,841,370
MICROS Systems Inc.(a)	134,408	6,681,422
NCR Corp.(a)	262,808	4,964,443
Riverbed Technology Inc.(a)	255,627	10,120,273
SanDisk Corp.(a)	396,228	16,443,462
Synopsys Inc.(a)	243,054	6,248,918
Teradata Corp.(a)	280,553	16,889,291
Western Digital Corp.(a)	386,492	14,060,579

		125,321,474
COSMETICS & PERSONAL CARE—0.28%
Avon Products Inc.	714,641	20,009,948

		20,009,948
DISTRIBUTION & WHOLESALE—0.92%
Fastenal Co.(b)	489,987	17,634,632
Genuine Parts Co.	261,617	14,231,965
Ingram Micro Inc. Class A(a)	266,830	4,840,296
LKQ Corp.(a)(b)	241,741	6,307,023
Tech Data Corp.(a)(b)	77,163	3,772,499
W.W. Grainger Inc.	94,682	14,547,889
WESCO International Inc.(a)	71,409	3,862,513

		65,196,817
DIVERSIFIED FINANCIAL SERVICES—3.25%
Affiliated Managers Group Inc.(a)	86,749	8,800,686
Air Lease Corp.(a)	57,623	1,399,663
Ameriprise Financial Inc.	402,428	23,212,047
CBOE Holdings Inc.	87,321	2,148,097
CIT Group Inc.(a)	333,412	14,756,815
Discover Financial Services	906,023	24,236,115

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

E*TRADE Financial Corp.(a)	415,737	5,737,171
Eaton Vance Corp.	196,804	5,949,385
Federated Investors Inc. Class B(b)	149,767	3,570,445
Greenhill & Co. Inc.(b)	49,168	2,646,222
Interactive Brokers Group Inc. Class A	60,512	947,013
IntercontinentalExchange Inc.(a)	122,234	15,243,802
Invesco Ltd.	767,814	17,966,848
Janus Capital Group Inc.	308,538	2,912,599
Jefferies Group Inc.	223,733	4,564,153
Lazard Ltd. Class A	183,776	6,818,090
Legg Mason Inc.	246,528	8,076,257
LPL Investment Holdings Inc.(a)(b)	56,820	1,943,812
NASDAQ OMX Group Inc. (The)(a)	204,930	5,184,729
NYSE Euronext Inc.	435,291	14,917,422
Raymond James Financial Inc.	168,743	5,425,087
SLM Corp.	876,900	14,740,689
T. Rowe Price Group Inc.	431,424	26,032,124
TD Ameritrade Holding Corp.	362,612	7,074,560
Waddell & Reed Financial Inc. Class A	143,079	5,200,922

		229,504,753
ELECTRIC—5.02%
AES Corp. (The)(a)	1,092,458	13,917,915
Alliant Energy Corp.	183,836	7,474,772
Ameren Corp.	401,338	11,574,588
Calpine Corp.(a)(b)	584,523	9,428,356
CenterPoint Energy Inc.	707,510	13,690,319
CMS Energy Corp.	418,160	8,233,570
Consolidated Edison Inc.	485,948	25,871,872
Constellation Energy Group Inc.	309,947	11,765,588
DPL Inc.	193,771	5,844,133
DTE Energy Co.	281,615	14,086,382
Edison International	541,178	20,970,648
Entergy Corp.	295,634	20,185,890
GenOn Energy Inc.(a)	1,278,385	4,934,566
Great Plains Energy Inc.	225,272	4,669,889
Hawaiian Electric Industries Inc.	157,956	3,800,421
Integrys Energy Group Inc.	129,730	6,725,203
ITC Holdings Corp.	84,571	6,069,661
MDU Resources Group Inc.	312,840	7,038,900
Northeast Utilities	294,348	10,352,219
NRG Energy Inc.(a)	401,554	9,870,197
NSTAR	171,648	7,892,375
NV Energy Inc.	390,821	5,999,102
OGE Energy Corp.	162,239	8,163,866
Pepco Holdings Inc.	374,110	7,343,779
Pinnacle West Capital Corp.	180,646	8,053,199
PPL Corp.	958,591	26,677,588
Progress Energy Inc.	489,198	23,486,396
SCANA Corp.	190,890	7,515,339
TECO Energy Inc.	356,160	6,727,862
Westar Energy Inc.	188,389	5,069,548
Wisconsin Energy Corp.	388,929	12,192,924
Xcel Energy Inc.	804,352	19,545,754

		355,172,821
ELECTRICAL COMPONENTS & EQUIPMENT—0.62%
AMETEK Inc.	267,607	12,015,554
Energizer Holdings Inc.(a)(b)	115,468	8,355,264
General Cable Corp.(a)(b)	86,441	3,680,658
GrafTech International Ltd.(a)(b)	212,387	4,305,084

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

Hubbell Inc. Class B	99,850	6,485,258
Molex Inc.	223,980	5,771,965
SunPower Corp. Class A(a)(b)	164,072	3,171,512

		43,785,295
ELECTRONICS—2.09%
Agilent Technologies Inc.(a)	577,981	29,540,609
Amphenol Corp. Class A	292,855	15,811,242
Arrow Electronics Inc.(a)(b)	191,400	7,943,100
Avnet Inc.(a)	253,156	8,070,613
AVX Corp.	79,801	1,216,167
Dolby Laboratories Inc. Class A(a)(b)	88,002	3,736,565
FLIR Systems Inc.	264,602	8,919,733
Garmin Ltd.(b)	178,106	5,882,841
Gentex Corp.	236,528	7,150,242
Itron Inc.(a)	67,271	3,239,771
Jabil Circuit Inc.	318,996	6,443,719
Mettler-Toledo International Inc.(a)(b)	53,565	9,034,809
National Instruments Corp.	150,470	4,467,454
PerkinElmer Inc.	186,851	5,028,160
Thomas & Betts Corp.(a)(b)	86,874	4,678,165
Trimble Navigation Ltd.(a)	203,200	8,054,848
Vishay Intertechnology Inc.(a)	252,020	3,790,381
Waters Corp.(a)	152,374	14,588,287

		147,596,706
ENERGY - ALTERNATE SOURCES—0.23%
Covanta Holding Corp.	200,599	3,307,877
First Solar Inc.(a)(b)	99,043	13,100,418

		16,408,295
ENGINEERING & CONSTRUCTION—0.94%
AECOM Technology Corp.(a)(b)	197,516	5,400,088
Chicago Bridge & Iron Co. NV	165,517	6,438,611
Fluor Corp.	289,579	18,724,178
Jacobs Engineering Group Inc.(a)(b)	211,312	9,139,244
KBR Inc.	252,478	9,515,896
McDermott International Inc.(a)	388,658	7,699,315
Shaw Group Inc. (The)(a)(b)	119,638	3,614,264
URS Corp.(a)	130,300	5,829,622

		66,361,218
ENTERTAINMENT—0.33%
Bally Technologies Inc.(a)(b)	71,517	2,909,312
DreamWorks Animation SKG Inc. Class A(a)(b)	118,304	2,377,911
International Game Technology	496,947	8,736,328
Madison Square Garden Inc. Class A(a)	99,836	2,748,485
Penn National Gaming Inc.(a)(b)	112,459	4,536,596
Regal Entertainment Group Class A	134,209	1,657,481

		22,966,113
ENVIRONMENTAL CONTROL—0.59%
Nalco Holding Co.	229,873	6,392,768
Republic Services Inc.	533,276	16,451,564
Stericycle Inc.(a)	142,824	12,728,475
Waste Connections Inc.	188,205	5,971,745

		41,544,552

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

FOOD - 2.74%
Campbell Soup Co.	295,411	10,206,450
ConAgra Foods Inc.	679,496	17,537,792
Corn Products International Inc.	126,623	6,999,719
Dean Foods Co.(a)	303,552	3,724,583
Flowers Foods Inc.	185,287	4,083,726
H.J. Heinz Co.	534,505	28,478,426
Hershey Co. (The)	252,730	14,367,701
Hormel Foods Corp.	227,441	6,780,016
J.M. Smucker Co. (The)	192,853	14,741,683
McCormick & Co. Inc. NVS	220,533	10,931,821
Ralcorp Holdings Inc.(a)	91,210	7,896,962
Safeway Inc.	588,914	13,762,920
Sara Lee Corp.	972,181	18,461,717
Smithfield Foods Inc.(a)	275,157	6,017,684
SUPERVALU Inc.	351,549	3,308,076
Tyson Foods Inc. Class A	501,278	9,734,819
Whole Foods Market Inc.	257,013	16,307,475

		193,341,570
FOREST PRODUCTS & PAPER—1.27%
Domtar Corp.	67,973	6,438,403
International Paper Co.	726,226	21,656,059
MeadWestvaco Corp.	282,708	9,417,004
Plum Creek Timber Co. Inc.(b)	269,576	10,928,611
Rayonier Inc.(b)	134,443	8,785,850
Rock-Tenn Co. Class A	114,777	7,614,306
Temple-Inland Inc.	179,479	5,337,705
Weyerhaeuser Co.	894,812	19,560,590

		89,738,528
GAS—1.07%
AGL Resources Inc.	129,777	5,283,222
Atmos Energy Corp.	149,681	4,976,893
Energen Corp.	119,432	6,747,908
National Fuel Gas Co.	137,711	10,025,361
NiSource Inc.	465,759	9,431,620
Sempra Energy	397,728	21,031,857
Southern Union Co.	206,648	8,296,917
UGI Corp.	185,016	5,900,160
Vectren Corp.	135,410	3,772,522

		75,466,460
HAND & MACHINE TOOLS—0.58%
Kennametal Inc.	135,551	5,721,607
Lincoln Electric Holdings Inc.	139,775	5,010,934
Regal Beloit Corp.	64,023	4,274,816
Snap-on Inc.	96,435	6,025,259
Stanley Black & Decker Inc.	279,282	20,122,268

		41,154,884
HEALTH CARE - PRODUCTS—2.99%
Alere Inc.(a)	141,693	5,188,798
Boston Scientific Corp.(a)	2,539,520	17,548,083
Bruker Corp.(a)	140,361	2,857,750
C.R. Bard Inc.	142,393	15,643,295
CareFusion Corp.(a)	372,112	10,110,283
Cooper Companies Inc. (The)	76,612	6,070,735

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

DENTSPLY International Inc.	234,603	8,933,682
Edwards Lifesciences Corp.(a)	190,613	16,617,641
Gen-Probe Inc.(a)	79,442	5,493,414
Henry Schein Inc.(a)	153,571	10,994,148
Hill-Rom Holdings Inc.	104,671	4,819,053
Hologic Inc.(a)	433,365	8,740,972
IDEXX Laboratories Inc.(a)	95,021	7,369,829
Intuitive Surgical Inc.(a)	65,256	24,282,410
Kinetic Concepts Inc.(a)(b)	105,864	6,100,942
Patterson Companies Inc.	171,032	5,625,243
ResMed Inc.(a)(b)	253,387	7,842,328
Sirona Dental Systems Inc.(a)	92,398	4,906,334
TECHNE Corp.	61,521	5,129,006
Thoratec Corp.(a)	94,798	3,111,270
Varian Medical Systems Inc.(a)(b)	194,907	13,647,388
Zimmer Holdings Inc.(a)	318,887	20,153,658

		211,186,262
HEALTH CARE - SERVICES—1.86%
AMERIGROUP Corp.(a)(b)	72,660	5,120,350
Brookdale Senior Living Inc.(a)	161,384	3,913,562
Community Health Systems Inc.(a)	157,364	4,041,107
Covance Inc.(a)	100,516	5,967,635
Coventry Health Care Inc.(a)	246,982	9,007,434
DaVita Inc.(a)	158,833	13,756,526
Health Management Associates Inc. Class A(a)(b)	419,517	4,522,393
Health Net Inc.(a)	149,951	4,811,928
Humana Inc.	279,698	22,526,877
Laboratory Corp. of America Holdings(a)	166,561	16,121,439
LifePoint Hospitals Inc.(a)	86,980	3,399,178
Lincare Holdings Inc.	156,939	4,593,605
MEDNAX Inc.(a)	79,748	5,757,008
Quest Diagnostics Inc.	261,591	15,460,028
Tenet Healthcare Corp.(a)	811,211	5,061,957
Universal Health Services Inc. Class B	149,710	7,714,556

		131,775,583
HOLDING COMPANIES - DIVERSIFIED—0.16%
Leucadia National Corp.	328,924	11,216,308

		11,216,308
HOME BUILDERS—0.41%
D.R. Horton Inc.	463,578	5,340,419
Lennar Corp. Class A	265,461	4,818,117
NVR Inc.(a)	9,748	7,071,979
Pulte Group Inc.(a)	565,827	4,334,235
Thor Industries Inc.	73,266	2,112,991
Toll Brothers Inc.(a)	243,283	5,045,689

		28,723,430
HOME FURNISHINGS—0.33%
Harman International Industries Inc.	115,824	5,278,100
Tempur-Pedic International Inc.(a)	113,424	7,692,416
Whirlpool Corp.	126,930	10,321,947

		23,292,463
HOUSEHOLD PRODUCTS & WARES—1.05%
Avery Dennison Corp.	177,097	6,841,257

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

Church & Dwight Co. Inc.	238,129	9,653,750
Clorox Co. (The)	221,684	14,950,369
Fortune Brands Inc.	256,247	16,340,871
Fossil Inc.(a)	87,134	10,257,414
Jarden Corp.	152,014	5,246,003
Scotts Miracle-Gro Co. (The) Class A	75,283	3,862,771
Tupperware Brands Corp.	103,410	6,975,005

		74,127,440
HOUSEWARES—0.15%
Newell Rubbermaid Inc.	482,532	7,614,355
Toro Co. (The)	51,434	3,111,757

		10,726,112
INSURANCE—4.89%
Alleghany Corp.(a)	10,949	3,647,221
Allied World Assurance Co. Holdings Ltd.	62,835	3,618,039
American Financial Group Inc.	133,193	4,753,658
American National Insurance Co.	11,377	881,718
Aon Corp.	548,990	28,163,187
Arch Capital Group Ltd.(a)	218,667	6,979,851
Arthur J. Gallagher & Co.	183,045	5,224,104
Aspen Insurance Holdings Ltd.	117,297	3,018,052
Assurant Inc.	159,916	5,800,153
Assured Guaranty Ltd.	305,153	4,977,045
Axis Capital Holdings Ltd.	214,445	6,639,217
Brown & Brown Inc.	192,801	4,947,274
CIGNA Corp.	449,407	23,113,002
Cincinnati Financial Corp.	242,380	7,072,648
CNA Financial Corp.	44,180	1,283,429
Endurance Specialty Holdings Ltd.	67,132	2,774,566
Erie Indemnity Co. Class A	45,838	3,241,663
Everest Re Group Ltd.	76,105	6,221,584
Fidelity National Financial Inc. Class A	369,964	5,823,233
Genworth Financial Inc. Class A(a)	812,881	8,356,417
Hanover Insurance Group Inc. (The)	75,295	2,839,375
Hartford Financial Services Group Inc. (The)	739,762	19,507,524
HCC Insurance Holdings Inc.	188,406	5,934,789
Lincoln National Corp.	521,207	14,849,187
Markel Corp.(a)	16,105	6,390,625
Marsh & McLennan Companies Inc.	910,963	28,412,936
MBIA Inc.(a)(b)	244,970	2,128,789
Mercury General Corp.	44,328	1,750,513
Old Republic International Corp.	429,620	5,048,035
PartnerRe Ltd.	111,888	7,703,489
Principal Financial Group Inc.	534,092	16,247,079
Progressive Corp. (The)	1,089,164	23,286,326
Protective Life Corp.	142,019	3,284,900
Reinsurance Group of America Inc.	122,469	7,453,463
RenaissanceRe Holdings Ltd.	85,742	5,997,653
StanCorp Financial Group Inc.	74,956	3,162,394
Torchmark Corp.	126,028	8,083,436
Transatlantic Holdings Inc.	103,526	5,073,809
Unitrin Inc.	82,842	2,457,922
Unum Group	512,017	13,046,193
Validus Holdings Ltd.	127,851	3,956,989
W.R. Berkley Corp.	189,403	6,144,233
White Mountains Insurance Group Ltd.	11,389	4,785,202
XL Group PLC	514,999	11,319,678

		345,400,600

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

INTERNET—1.78%
Akamai Technologies Inc.(a)	311,006	9,787,359
AOL Inc.(a)(b)	177,186	3,518,914
Ariba Inc.(a)	160,009	5,515,510
Equinix Inc.(a)	77,616	7,840,768
Expedia Inc.	323,376	9,374,670
F5 Networks Inc.(a)	134,855	14,867,764
IAC/InterActiveCorp(a)	133,308	5,088,366
Liberty Media Corp. - Liberty Interactive Group Series A(a)	999,180	16,756,249
LinkedIn Corp.(a)	14,901	1,342,431
Netflix Inc.(a)(b)	87,233	22,915,237
Rackspace Hosting Inc.(a)	170,754	7,298,026
TIBCO Software Inc.(a)	274,961	7,979,368
VeriSign Inc.	280,656	9,390,750
WebMD Health Corp.(a)	97,918	4,463,103

		126,138,515
INVESTMENT COMPANIES—0.16%
American Capital Ltd.(a)	584,383	5,802,923
Ares Capital Corp.	339,283	5,452,278

		11,255,201
IRON & STEEL—1.22%
AK Steel Holding Corp.	182,701	2,879,368
Allegheny Technologies Inc.	176,634	11,210,960
Carpenter Technology Corp.	72,944	4,207,410
Cliffs Natural Resources Inc.	225,330	20,831,759
Nucor Corp.	524,984	21,639,840
Reliance Steel & Aluminum Co.	123,982	6,155,706
Schnitzer Steel Industries Inc. Class A	36,662	2,111,731
Steel Dynamics Inc.	361,698	5,877,593
United States Steel Corp.	239,321	11,018,339

		85,932,706
LEISURE TIME—0.47%
Harley-Davidson Inc.	392,782	16,092,278
Polaris Industries Inc.	53,645	5,963,715
Royal Caribbean Cruises Ltd.(a)(b)	223,665	8,418,751
WMS Industries Inc.(a)(b)	94,873	2,914,498

		33,389,242
LODGING—1.07%
Choice Hotels International Inc.	47,469	1,583,566
Hyatt Hotels Corp. Class A(a)	73,236	2,989,493
Marriott International Inc. Class A	462,332	16,408,163
MGM Resorts International(a)	583,732	7,711,100
Starwood Hotels & Resorts Worldwide Inc.	324,157	18,165,758
Wyndham Worldwide Corp.	283,168	9,528,603
Wynn Resorts Ltd.	131,629	18,894,027

		75,280,710
MACHINERY—1.64%
AGCO Corp.(a)	157,099	7,754,407
Babcock & Wilcox Co. (The)(a)	194,780	5,397,354
Bucyrus International Inc.	125,936	11,543,294
CNH Global NV(a)	43,855	1,694,996

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

Flowserve Corp.	92,976	10,217,133
Gardner Denver Inc.	86,630	7,281,252
Graco Inc.	100,498	5,091,229
IDEX Corp.	137,338	6,296,947
Joy Global Inc.	174,192	16,590,046
Manitowoc Co. Inc. (The)	218,379	3,677,502
Nordson Corp.	100,536	5,514,400
Rockwell Automation Inc.	239,708	20,797,066
Terex Corp.(a)	181,612	5,166,861
Wabtec Corp.	80,002	5,257,731
Zebra Technologies Corp. Class A(a)	90,538	3,817,987

		116,098,205
MANUFACTURING—3.23%
AptarGroup Inc.	111,383	5,829,786
Carlisle Companies Inc.	101,429	4,993,350
Cooper Industries PLC	274,310	16,368,078
Crane Co.	80,730	3,988,869
Donaldson Co. Inc.	126,432	7,671,894
Dover Corp.	309,924	21,012,847
Eaton Corp.	566,691	29,156,252
Harsco Corp.	133,676	4,357,838
Ingersoll-Rand PLC	550,137	24,981,721
ITT Corp.	305,923	18,028,042
Leggett & Platt Inc.	236,785	5,772,818
Pall Corp.	193,318	10,870,271
Parker Hannifin Corp.	269,367	24,172,995
Pentair Inc.	163,085	6,582,111
Polypore International Inc.(a)	64,681	4,387,959
Roper Industries Inc.	159,511	13,287,266
SPX Corp.	84,510	6,985,597
Teleflex Inc.	66,742	4,075,266
Textron Inc.(b)	460,526	10,873,019
Trinity Industries Inc.	132,390	4,617,763

		228,013,742
MEDIA—2.02%
Cablevision NY Group Class A	359,939	13,033,391
Charter Communications Inc. Class A(a)	95,995	5,208,689
Discovery Communications Inc. Series A(a)(b)	462,824	18,957,271
DISH Network Corp. Class A(a)	333,325	10,223,078
Gannett Co. Inc.	398,407	5,705,188
John Wiley & Sons Inc. Class A	77,172	4,013,716
Liberty Global Inc. Series A(a)(b)	407,581	18,357,448
Liberty Media Corp. - Liberty Capital Group Series A(a)	118,371	10,150,313
Liberty Media Corp. - Starz Series A(a)	86,443	6,503,971
McGraw-Hill Companies Inc. (The)	506,113	21,211,196
Nielsen Holdings NV(a)	133,538	4,161,044
Scripps Networks Interactive Inc. Class A	155,164	7,584,416
Sirius XM Radio Inc.(a)(b)	6,539,330	14,321,133
Washington Post Co. (The) Class B	8,266	3,463,041

		142,893,895
METAL FABRICATE & HARDWARE—0.19%
Commercial Metals Co.	191,281	2,744,882
Timken Co. (The)	144,875	7,301,700
Valmont Industries Inc.	37,642	3,628,313

		13,674,895

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

MINING—0.45%
Allied Nevada Gold Corp.(a)	147,835	5,228,924
Compass Minerals International Inc.	54,474	4,688,577
Molycorp Inc.(a)	92,864	5,670,276
Royal Gold Inc.	90,035	5,273,350
Titanium Metals Corp.	141,514	2,592,537
Vulcan Materials Co.	213,936	8,242,954

		31,696,618
OFFICE & BUSINESS EQUIPMENT—0.44%
Pitney Bowes Inc.	303,337	6,973,717
Xerox Corp.	2,327,302	24,227,214

		31,200,931
OIL & GAS—5.11%
Atlas Energy Inc. Escrow(a)(c)	120,681	12,068
Atwood Oceanics Inc.(a)(b)	93,818	4,140,188
Brigham Exploration Co.(a)	193,979	5,805,792
Cabot Oil & Gas Corp.	173,865	11,528,988
Cimarex Energy Co.	142,305	12,796,066
Cobalt International Energy Inc.(a)	196,144	2,673,443
Concho Resources Inc.(a)	171,856	15,784,974
Continental Resources Inc.(a)	69,402	4,504,884
Denbury Resources Inc.(a)	668,485	13,369,700
Diamond Offshore Drilling Inc.	114,035	8,029,204
EQT Corp.	223,560	11,741,371
EXCO Resources Inc.	246,948	4,358,632
Forest Oil Corp.(a)	188,301	5,029,520
Frontier Oil Corp.	176,889	5,715,284
Helmerich & Payne Inc.	158,709	10,493,839
HollyFrontier Corp.	73,014	5,067,172
Kosmos Energy Ltd.(a)	54,562	926,463
Murphy Oil Corp.	321,290	21,095,901
Nabors Industries Ltd.(a)	478,247	11,784,006
Newfield Exploration Co.(a)	223,565	15,206,891
Noble Energy Inc.	293,095	26,270,105
Patterson-UTI Energy Inc.	256,043	8,093,519
Petrohawk Energy Corp.(a)	505,417	12,468,637
Pioneer Natural Resources Co.	194,033	17,379,536
Plains Exploration & Production Co.(a)	234,961	8,956,713
QEP Resources Inc.	294,093	12,301,910
Quicksilver Resources Inc.(a)	195,925	2,891,853
Range Resources Corp.	267,205	14,829,878
Rowan Companies Inc.(a)	211,204	8,196,827
SandRidge Energy Inc.(a)(b)	679,396	7,242,361
SM Energy Co.	105,432	7,747,143
Sunoco Inc.	200,680	8,370,363
Tesoro Corp.(a)	238,234	5,457,941
Ultra Petroleum Corp.(a)	254,503	11,656,237
Unit Corp.(a)	69,440	4,230,979
Valero Energy Corp.	947,161	24,218,907
Whiting Petroleum Corp.(a)	195,381	11,119,133

		361,496,428
OIL & GAS SERVICES—1.25%
Cameron International Corp.(a)	407,029	20,469,488
CARBO Ceramics Inc.	31,778	5,178,225
Core Laboratories NV	75,582	8,430,416
Dresser-Rand Group Inc.(a)(b)	132,189	7,105,159

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

FMC Technologies Inc.(a)(b)	399,368	17,887,693
Oceaneering International Inc.	179,846	7,283,763
Oil States International Inc.(a)(b)	84,877	6,782,521
RPC Inc.	71,042	1,743,371
SEACOR Holdings Inc.	35,888	3,587,364
Superior Energy Services Inc.(a)	131,992	4,902,183
Tidewater Inc.	85,960	4,625,508

		87,995,691
PACKAGING & CONTAINERS—0.82%
Ball Corp.	279,638	10,754,877
Bemis Co. Inc.	174,543	5,896,062
Crown Holdings Inc.(a)	259,700	10,081,554
Greif Inc. Class A	63,307	4,116,854
Owens-Illinois Inc.(a)	271,765	7,014,255
Packaging Corp. of America	168,919	4,728,043
Sealed Air Corp.	265,383	6,313,462
Silgan Holdings Inc.	81,991	3,359,171
Sonoco Products Co.	165,196	5,871,066

		58,135,344
PHARMACEUTICALS—2.90%
AmerisourceBergen Corp.	455,186	18,844,701
Amylin Pharmaceuticals Inc.(a)	216,773	2,896,087
BioMarin Pharmaceutical Inc.(a)	183,783	5,000,736
Catalyst Health Solutions Inc.(a)	70,585	3,940,055
Cephalon Inc.(a)(b)	126,922	10,141,068
Dendreon Corp.(a)(b)	242,885	9,579,384
Endo Pharmaceuticals Holdings Inc.(a)(b)	193,124	7,757,791
Forest Laboratories Inc.(a)(b)	475,445	18,704,006
Herbalife Ltd.	198,459	11,439,177
Hospira Inc.(a)(b)	278,900	15,802,474
Mead Johnson Nutrition Co. Class A	339,409	22,927,078
Mylan Inc.(a)	729,927	18,007,299
Omnicare Inc.	192,124	6,126,834
Perrigo Co.	138,093	12,134,232
Pharmasset Inc.(a)	61,615	6,913,203
SXC Health Solutions Corp.(a)	102,533	6,041,244
United Therapeutics Corp.(a)	85,744	4,724,494
VCA Antech Inc.(a)	143,205	3,035,946
Warner Chilcott PLC Class A	281,013	6,780,844
Watson Pharmaceuticals Inc.(a)(b)	210,315	14,454,950

		205,251,603
PIPELINES—1.04%
El Paso Corp.	1,277,192	25,799,278
ONEOK Inc.	178,180	13,187,102
Questar Corp.	294,095	5,208,423
Spectra Energy Corp.	1,079,378	29,585,751

		73,780,554
REAL ESTATE—0.39%
CB Richard Ellis Group Inc. Class A(a)	486,113	12,206,297
Forest City Enterprises Inc. Class A(a)	227,461	4,246,697
Howard Hughes Corp. (The)(a)	35,576	2,313,863
Jones Lang LaSalle Inc.	71,132	6,707,748
St. Joe Co. (The)(a)(b)	107,834	2,247,261

		27,721,866

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

REAL ESTATE INVESTMENT TRUSTS—6.12%
Alexandria Real Estate Equities Inc.	102,346	7,923,627
American Capital Agency Corp.	213,476	6,214,286
Annaly Capital Management Inc.	1,350,786	24,368,180
Apartment Investment and Management Co. Class A	198,034	5,055,808
AvalonBay Communities Inc.	145,080	18,628,272
Boston Properties Inc.	241,823	25,671,930
Brandywine Realty Trust	224,266	2,599,243
BRE Properties Inc. Class A(b)	123,663	6,168,310
Camden Property Trust	116,293	7,398,561
Chimera Investment Corp.	1,701,993	5,888,896
CommonWealth REIT	119,537	3,088,836
Corporate Office Properties Trust	117,823	3,665,474
Developers Diversified Realty Corp.	357,991	5,047,673
Digital Realty Trust Inc.(b)	158,505	9,792,439
Douglas Emmett Inc.	206,169	4,100,701
Duke Realty Corp.	418,622	5,864,894
Equity Residential	489,373	29,362,380
Essex Property Trust Inc.	54,000	7,305,660
Federal Realty Investment Trust	103,717	8,834,614
General Growth Properties Inc.	936,990	15,638,363
HCP Inc.	674,383	24,743,112
Health Care REIT Inc.	293,841	15,406,084
Hospitality Properties Trust(b)	204,552	4,960,386
Host Hotels & Resorts Inc.(b)	1,140,041	19,323,695
Kimco Realty Corp.	676,981	12,618,926
Liberty Property Trust(b)	190,764	6,215,091
Macerich Co. (The)	217,848	11,654,868
Mack-Cali Realty Corp.	144,078	4,745,929
Nationwide Health Properties Inc.	211,086	8,741,071
Piedmont Office Realty Trust Inc. Class A	286,254	5,836,719
ProLogis Inc.	704,682	25,255,803
Realty Income Corp.(b)	210,161	7,038,292
Regency Centers Corp.	148,964	6,549,947
Senior Housing Properties Trust(b)	235,075	5,503,106
SL Green Realty Corp.	134,179	11,119,414
Taubman Centers Inc.	92,589	5,481,269
UDR Inc.	314,473	7,720,312
Ventas Inc.(b)	255,869	13,486,855
Vornado Realty Trust	306,000	28,513,080
Weingarten Realty Investors	200,083	5,034,088

		432,566,194
RETAIL—5.62%
Abercrombie & Fitch Co. Class A	146,228	9,785,578
Advance Auto Parts Inc.	129,009	7,545,736
American Eagle Outfitters Inc.	322,911	4,117,115
AutoNation Inc.(a)(b)	67,879	2,485,050
AutoZone Inc.(a)	44,327	13,069,816
Bed Bath & Beyond Inc.(a)	413,789	24,152,864
Best Buy Co. Inc.	525,902	16,518,582
Big Lots Inc.(a)	124,615	4,130,987
BJ’s Wholesale Club Inc.(a)	90,602	4,561,811
Brinker International Inc.	140,502	3,436,679
CarMax Inc.(a)	375,769	12,426,681
Chico’s FAS Inc.	291,963	4,446,597
Chipotle Mexican Grill Inc.(a)(b)	51,730	15,942,669
Copart Inc.(a)	98,652	4,597,183
Darden Restaurants Inc.	227,085	11,299,750
Dick’s Sporting Goods Inc.(a)	156,050	6,000,123
Dillard’s Inc. Class A	56,264	2,933,605

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

Dollar General Corp.(a)(b)	164,115	5,561,857
Dollar Tree Inc.(a)	203,363	13,548,043
DSW Inc. Class A(a)	35,704	1,806,979
Family Dollar Stores Inc.	203,594	10,700,901
Foot Locker Inc.	256,373	6,091,423
GameStop Corp. Class A(a)(b)	234,096	6,243,340
Gap Inc. (The)	671,893	12,161,263
J. Crew Group Inc. Escrow(a)(c)	85,240	9
J.C. Penney Co. Inc.	275,368	9,511,211
Limited Brands Inc.	442,411	17,010,703
Macy’s Inc.	707,318	20,681,978
MSC Industrial Direct Co. Inc. Class A	73,405	4,867,486
Nordstrom Inc.	271,335	12,736,465
O’Reilly Automotive Inc.(a)(b)	229,230	15,016,857
Panera Bread Co. Class A(a)	48,078	6,041,482
PetSmart Inc.	187,898	8,524,932
RadioShack Corp.	175,739	2,339,086
Ross Stores Inc.	195,350	15,651,442
Sally Beauty Holdings Inc.(a)	157,371	2,691,044
Sears Holdings Corp.(a)(b)	64,071	4,577,232
Signet Jewelers Ltd.(a)	143,900	6,735,959
Staples Inc.	1,184,933	18,721,941
Tiffany & Co.	212,270	16,667,440
Tractor Supply Co.	119,713	8,006,405
Ulta Salon, Cosmetics & Fragrance Inc.(a)	75,135	4,852,218
Under Armour Inc. Class A(a)	60,318	4,663,185
Urban Outfitters Inc.(a)(b)	199,227	5,608,240
Wendy’s/Arby’s Group Inc. Class A	524,224	2,657,816
Williams-Sonoma Inc.	173,958	6,347,727

		397,475,490
SAVINGS & LOANS—0.59%
BankUnited Inc.	55,426	1,471,006
Capitol Federal Financial Inc.	277,545	3,263,929
First Niagara Financial Group Inc.	502,426	6,632,023
Hudson City Bancorp Inc.	784,612	6,425,972
New York Community Bancorp Inc.	728,027	10,913,125
People’s United Financial Inc.	627,610	8,435,078
TFS Financial Corp.(a)	132,370	1,281,342
Washington Federal Inc.	184,062	3,024,139

		41,446,614
SEMICONDUCTORS—4.04%
Advanced Micro Devices Inc.(a)(b)	1,018,526	7,119,497
Altera Corp.	535,197	24,806,381
Analog Devices Inc.	497,813	19,484,401
Atmel Corp.(a)	761,746	10,717,766
Avago Technologies Ltd.	318,319	12,096,122
Cree Inc.(a)(b)	181,404	6,093,360
Cypress Semiconductor Corp.(a)	278,436	5,886,137
Fairchild Semiconductor International Inc.(a)	211,437	3,533,112
Freescale Semiconductor Holdings I Ltd.(a)(b)	71,939	1,322,958
International Rectifier Corp.(a)	115,594	3,233,164
Intersil Corp. Class A	208,160	2,674,856
IPG Photonics Corp.(a)	45,662	3,320,084
KLA-Tencor Corp.	279,482	11,313,432
Lam Research Corp.(a)	207,443	9,185,576
Linear Technology Corp.	378,913	12,511,707
LSI Corp.(a)	1,003,588	7,145,547
Marvell Technology Group Ltd.(a)	845,276	12,480,500
Maxim Integrated Products Inc.	491,437	12,561,130

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

MEMC Electronic Materials Inc.(a)	381,804	3,256,788
Microchip Technology Inc.(b)	316,976	12,016,560
Micron Technology Inc.(a)	1,443,804	10,799,654
National Semiconductor Corp.	418,766	10,305,831
Novellus Systems Inc.(a)(b)	147,987	5,348,250
NVIDIA Corp.(a)	997,880	15,901,218
ON Semiconductor Corp.(a)	736,908	7,715,427
PMC-Sierra Inc.(a)	386,759	2,927,766
QLogic Corp.(a)(b)	173,602	2,763,744
Rovi Corp.(a)(b)	188,020	10,784,827
Silicon Laboratories Inc.(a)(b)	73,780	3,044,163
Skyworks Solutions Inc.(a)	313,491	7,204,023
Teradyne Inc.(a)(b)	307,280	4,547,744
Varian Semiconductor Equipment Associates Inc.(a)	124,966	7,677,911
Xilinx Inc.	441,566	16,103,912

		285,883,548
SHIPBUILDING—0.04%
Huntington Ingalls Industries Inc.(a)	80,824	2,788,428

		2,788,428
SOFTWARE—3.94%
Activision Blizzard Inc.	701,495	8,193,462
Allscripts Healthcare Solutions Inc.(a)	315,216	6,121,495
ANSYS Inc.(a)(b)	152,130	8,316,947
Autodesk Inc.(a)	382,091	14,748,713
BMC Software Inc.(a)	293,987	16,081,089
Broadridge Financial Solutions Inc.	204,421	4,920,413
CA Inc.	637,900	14,569,636
Cerner Corp.(a)	236,357	14,443,776
Citrix Systems Inc.(a)	312,249	24,979,920
Compuware Corp.(a)	361,650	3,529,704
Dun & Bradstreet Corp. (The)	81,868	6,184,309
Electronic Arts Inc.(a)	552,999	13,050,776
Emdeon Inc. Class A(a)	48,361	634,496
Fidelity National Information Services Inc.	436,386	13,436,325
Fiserv Inc.(a)	238,779	14,954,729
Global Payments Inc.	132,649	6,765,099
Informatica Corp.(a)	176,135	10,291,568
Intuit Inc.(a)	502,561	26,062,813
MSCI Inc. Class A(a)	199,074	7,501,108
Nuance Communications Inc.(a)	394,759	8,475,476
Paychex Inc.	537,094	16,499,528
Red Hat Inc.(a)	320,956	14,731,880
SEI Investments Co.	241,531	5,436,863
Solera Holdings Inc.	117,066	6,925,625
Total System Services Inc.	268,474	4,988,247
VeriFone Systems Inc.(a)	148,050	6,566,017

		278,410,014
TELECOMMUNICATIONS—2.37%
Acme Packet Inc.(a)	88,605	6,213,869
Amdocs Ltd.(a)	309,295	9,399,475
Ciena Corp.(a)(b)	157,429	2,893,545
Clearwire Corp. Class A(a)(b)	298,470	1,128,217
Crown Castle International Corp.(a)	482,485	19,680,563
EchoStar Corp. Class A(a)	63,244	2,303,979
Frontier Communications Corp.	1,655,365	13,358,796
Harris Corp.	211,893	9,547,899
JDS Uniphase Corp.(a)	375,509	6,255,980

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

Level 3 Communications Inc.(a)(b)	2,823,906	6,890,331
MetroPCS Communications Inc.(a)	460,130	7,918,837
Motorola Mobility Holdings Inc.(a)	434,374	9,573,603
NeuStar Inc. Class A(a)	112,894	2,957,823
NII Holdings Inc.(a)	283,217	12,002,736
Polycom Inc.(a)(b)	146,995	9,451,778
SBA Communications Corp. Class A(a)(b)	187,813	7,172,578
Telephone and Data Systems Inc.	149,881	4,658,301
Tellabs Inc.	601,996	2,775,202
tw telecom inc.(a)(b)	249,667	5,125,664
United States Cellular Corp.(a)(b)	24,008	1,162,467
Virgin Media Inc.	527,331	15,783,017
Windstream Corp.	848,914	11,001,925

		167,256,585
TEXTILES—0.18%
Cintas Corp.	209,472	6,918,860
Mohawk Industries Inc.(a)	94,078	5,643,739

		12,562,599
TOYS, GAMES & HOBBIES—0.35%
Hasbro Inc.	202,950	8,915,594
Mattel Inc.	577,801	15,883,749

		24,799,343
TRANSPORTATION—1.18%
Alexander & Baldwin Inc.	68,918	3,319,091
C.H. Robinson Worldwide Inc.	275,003	21,681,236
Con-way Inc.	91,833	3,564,039
Expeditors International of Washington Inc.	352,901	18,065,002
J.B. Hunt Transport Services Inc.	151,416	7,130,179
Kansas City Southern Industries Inc.(a)	182,711	10,840,244
Kirby Corp.(a)(b)	88,940	5,040,230
Landstar System Inc.	79,343	3,687,863
Ryder System Inc.	85,077	4,836,627
Teekay Corp.	69,145	2,135,198
UTi Worldwide Inc.	169,909	3,345,508

		83,645,217
TRUCKING & LEASING—0.04%
GATX Corp.	76,886	2,854,008

		2,854,008
WATER—0.19%
American Water Works Co. Inc.	290,572	8,557,346
Aqua America Inc.	229,032	5,034,123

		13,591,469

TOTAL COMMON STOCKS
(Cost: $6,165,554,267)		7,061,845,286

SHORT-TERM INVESTMENTS—6.94%

MONEY MARKET FUNDS—6.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	447,394,665	447,394,665

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

June 30, 2011

BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	37,594,736	37,594,736
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	5,979,194	5,979,194

		490,968,595

TOTAL SHORT-TERM INVESTMENTS
(Cost: $490,968,595)		490,968,595

TOTAL INVESTMENTS IN SECURITIES—106.83%
(Cost: $6,656,522,862)		7,552,813,881

Other Assets, Less Liabilities—(6.83)%		(482,995,767)

NET ASSETS—100.00%		$7,069,818,114

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.76%
Interpublic Group of Companies Inc. (The)	291,933	$3,649,163
Lamar Advertising Co. Class A(a)	27,752	759,572
Omnicom Group Inc.	449,024	21,624,996

		26,033,731
AEROSPACE & DEFENSE—1.09%
Alliant Techsystems Inc.	3,536	252,223
BE Aerospace Inc.(a)	146,616	5,983,399
Goodrich Corp.	81,576	7,790,508
Rockwell Collins Inc.	246,064	15,179,688
Spirit AeroSystems Holdings Inc. Class A(a)	38,577	848,694
TransDigm Group Inc.(a)	79,833	7,279,971

		37,334,483
AGRICULTURE—0.12%
Bunge Ltd.	60,441	4,167,407

		4,167,407
AIRLINES—0.71%
AMR Corp.(a)(b)	250,335	1,351,809
Copa Holdings SA Class A	40,354	2,693,226
Delta Air Lines Inc.(a)	811,970	7,445,765
Southwest Airlines Co.	222,559	2,541,624
United Continental Holdings Inc.(a)	451,058	10,207,442

		24,239,866
APPAREL—0.83%
Deckers Outdoor Corp.(a)	61,779	5,445,201
Guess? Inc.	103,506	4,353,462
Hanesbrands Inc.(a)	154,164	4,401,382
Phillips-Van Heusen Corp.	14,216	930,722
Polo Ralph Lauren Corp.	100,304	13,301,314

		28,432,081
AUTO MANUFACTURERS—0.17%
Navistar International Corp.(a)	62,659	3,537,727
Tesla Motors Inc.(a)(b)	81,721	2,380,533

		5,918,260
AUTO PARTS & EQUIPMENT—0.83%
BorgWarner Inc.(a)	174,908	14,130,817
Goodyear Tire & Rubber Co. (The)(a)	389,963	6,539,680
Visteon Corp.(a)	4,487	306,956
WABCO Holdings Inc.(a)	107,773	7,442,803

		28,420,256
BEVERAGES—1.86%
Brown-Forman Corp. Class B NVS	139,653	10,430,683
Coca-Cola Enterprises Inc.	397,668	11,603,952

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2011

Dr Pepper Snapple Group Inc.	353,575	14,825,400
Green Mountain Coffee Roasters Inc.(a)(b)	196,239	17,516,293
Hansen Natural Corp.(a)	111,820	9,051,829

		63,428,157
BIOTECHNOLOGY—1.92%
Alexion Pharmaceuticals Inc.(a)	293,633	13,809,560
Charles River Laboratories International Inc.(a)	82,512	3,354,113
Human Genome Sciences Inc.(a)	302,889	7,432,896
Illumina Inc.(a)	196,674	14,780,051
Life Technologies Corp.(a)	24,840	1,293,419
Myriad Genetics Inc.(a)(b)	136,943	3,109,975
Regeneron Pharmaceuticals Inc.(a)(b)	116,431	6,602,802
Vertex Pharmaceuticals Inc.(a)(b)	291,196	15,139,280

		65,522,096
BUILDING MATERIALS—0.39%
Armstrong World Industries Inc.	3,327	151,578
Lennox International Inc.	85,180	3,668,703
Martin Marietta Materials Inc.	34,151	2,731,056
Masco Corp.	571,981	6,880,931

		13,432,268
CHEMICALS—5.28%
Airgas Inc.	125,383	8,781,825
Albemarle Corp.	146,457	10,134,824
Celanese Corp. Series A	249,525	13,302,178
CF Industries Holdings Inc.	95,339	13,506,676
Eastman Chemical Co.	113,532	11,588,211
Ecolab Inc.	370,555	20,891,891
FMC Corp.	114,588	9,856,860
Huntsman Corp.	60,092	1,132,734
International Flavors & Fragrances Inc.	128,396	8,248,159
Intrepid Potash Inc.(a)	83,585	2,716,513
Kronos Worldwide Inc.	34,801	1,094,491
Lubrizol Corp.	102,691	13,788,321
PPG Industries Inc.	252,611	22,934,553
Rockwood Holdings Inc.(a)	103,664	5,731,583
Sherwin-Williams Co. (The)	143,353	12,023,016
Sigma-Aldrich Corp.	194,590	14,279,014
Solutia Inc.(a)	195,320	4,463,062
Valspar Corp. (The)	19,460	701,728
W.R. Grace & Co.(a)	105,570	4,817,159
Westlake Chemical Corp.	6,697	347,574

		180,340,372
COAL—1.89%
Alpha Natural Resources Inc.(a)	203,001	9,224,365
Arch Coal Inc.	27,824	741,788
CONSOL Energy Inc.	362,001	17,549,808
Peabody Energy Corp.	432,438	25,474,923
Walter Energy Inc.	99,500	11,522,100

		64,512,984
COMMERCIAL SERVICES—3.63%
Aaron’s Inc.	93,165	2,632,843
Alliance Data Systems Corp.(a)(b)	81,496	7,666,329
Apollo Group Inc. Class A(a)	192,702	8,417,223

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2011

Booz Allen Hamilton Holding Corp.(a)	17,621	336,737
DeVry Inc.	89,329	5,282,024
Equifax Inc.	10,417	361,678
FleetCor Technologies Inc.(a)	23,663	701,371
Gartner Inc.(a)(b)	155,350	6,259,051
Genpact Ltd.(a)	156,041	2,690,147
Green Dot Corp. Class A(a)(b)	35,312	1,199,902
H&R Block Inc.	286,688	4,598,476
Hertz Global Holdings Inc.(a)	390,523	6,201,505
Iron Mountain Inc.	287,858	9,813,079
ITT Educational Services Inc.(a)(b)	44,836	3,507,969
KAR Auction Services Inc.(a)	9,111	172,289
Lender Processing Services Inc.	137,948	2,884,493
Moody’s Corp.	318,375	12,209,681
Morningstar Inc.	38,939	2,366,712
Pharmaceutical Product Development Inc.	159,713	4,286,697
Robert Half International Inc.	234,528	6,339,292
SAIC Inc.(a)	148,365	2,495,499
Towers Watson & Co. Class A	18,862	1,239,422
Verisk Analytics Inc. Class A(a)	159,813	5,532,726
VistaPrint NV(a)	68,690	3,286,817
Weight Watchers International Inc.	46,310	3,495,016
Western Union Co.	1,009,893	20,228,157

		124,205,135
COMPUTERS—1.78%
Cadence Design Systems Inc.(a)	429,572	4,536,280
DST Systems Inc.	8,246	435,389
FactSet Research Systems Inc.	73,698	7,540,779
Fortinet Inc.(a)	191,509	5,226,281
IHS Inc. Class A(a)(b)	78,916	6,583,173
MICROS Systems Inc.(a)	129,559	6,440,378
NCR Corp.(a)	199,115	3,761,282
Riverbed Technology Inc.(a)	245,167	9,706,161
Synopsys Inc.(a)	16,165	415,602
Teradata Corp.(a)	269,618	16,231,004

		60,876,329
COSMETICS & PERSONAL CARE—0.56%
Avon Products Inc.	687,124	19,239,472

		19,239,472
DISTRIBUTION & WHOLESALE—1.24%
Fastenal Co.(b)	470,971	16,950,246
Genuine Parts Co.	68,599	3,731,786
LKQ Corp.(a)	233,020	6,079,492
W.W. Grainger Inc.	90,948	13,974,160
WESCO International Inc.(a)	32,488	1,757,276

		42,492,960
DIVERSIFIED FINANCIAL SERVICES—2.52%
Affiliated Managers Group Inc.(a)	59,364	6,022,478
CBOE Holdings Inc.	84,171	2,070,607
Discover Financial Services	86,257	2,307,375
Eaton Vance Corp.	189,704	5,734,752
Federated Investors Inc. Class B(b)	116,936	2,787,754
Greenhill & Co. Inc.(b)	47,394	2,550,745
IntercontinentalExchange Inc.(a)	117,435	14,645,319
Lazard Ltd. Class A	177,146	6,572,117

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2011

LPL Investment Holdings Inc.(a)	46,118	1,577,697
NASDAQ OMX Group Inc. (The)(a)	24,098	609,679
NYSE Euronext Inc.	129,212	4,428,095
T. Rowe Price Group Inc.	414,889	25,034,402
TD Ameritrade Holding Corp.	349,531	6,819,350
Waddell & Reed Financial Inc. Class A	137,918	5,013,319

		86,173,689
ELECTRIC—0.17%
ITC Holdings Corp.	81,520	5,850,690

		5,850,690
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
AMETEK Inc.	256,868	11,533,373
General Cable Corp.(a)	43,246	1,841,415
GrafTech International Ltd.(a)	10,850	219,929

		13,594,717
ELECTRONICS—3.08%
Agilent Technologies Inc.(a)	555,848	28,409,391
Amphenol Corp. Class A	281,366	15,190,950
Arrow Electronics Inc.(a)	26,014	1,079,581
Dolby Laboratories Inc. Class A(a)(b)	84,828	3,601,797
FLIR Systems Inc.	255,056	8,597,938
Garmin Ltd.(b)	11,673	385,559
Gentex Corp.	227,995	6,892,289
Jabil Circuit Inc.	253,986	5,130,517
Mettler-Toledo International Inc.(a)(b)	51,340	8,659,518
National Instruments Corp.	145,041	4,306,267
Thomas & Betts Corp.(a)	20,264	1,091,217
Trimble Navigation Ltd.(a)	195,869	7,764,247
Waters Corp.(a)	146,371	14,013,560

		105,122,831
ENERGY - ALTERNATE SOURCES—0.37%
Covanta Holding Corp.	12,374	204,047
First Solar Inc.(a)(b)	95,096	12,578,348

		12,782,395
ENGINEERING & CONSTRUCTION—0.91%
AECOM Technology Corp.(a)	85,294	2,331,938
Chicago Bridge & Iron Co. NV	92,218	3,587,280
Fluor Corp.	278,375	17,999,728
KBR Inc.	15,733	592,977
McDermott International Inc.(a)	327,809	6,493,896

		31,005,819
ENTERTAINMENT—0.22%
Bally Technologies Inc.(a)(b)	64,111	2,608,035
International Game Technology	246,217	4,328,495
Regal Entertainment Group Class A	42,949	530,420

		7,466,950
ENVIRONMENTAL CONTROL—0.67%
Nalco Holding Co.	196,544	5,465,888
Stericycle Inc.(a)	137,123	12,220,402
Waste Connections Inc.	158,922	5,042,595

		22,728,885

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2011

FOOD—2.52%
Campbell Soup Co.	214,508	7,411,251
ConAgra Foods Inc.	82,291	2,123,931
Corn Products International Inc.	98,498	5,444,969
Flowers Foods Inc.	178,602	3,936,388
H.J. Heinz Co.	300,197	15,994,496
Hershey Co. (The)	181,104	10,295,762
Hormel Foods Corp.	116,415	3,470,331
McCormick & Co. Inc. NVS	144,757	7,175,605
Sara Lee Corp.	775,686	14,730,277
Whole Foods Market Inc.	246,981	15,670,945

		86,253,955
FOREST PRODUCTS & PAPER—0.98%
International Paper Co.	148,050	4,414,851
Plum Creek Timber Co. Inc.(b)	155,966	6,322,862
Rayonier Inc.	129,592	8,468,837
Rock-Tenn Co. Class A	110,636	7,339,592
Temple-Inland Inc.	44,981	1,337,735
Weyerhaeuser Co.	249,475	5,453,524

		33,337,401
GAS—0.04%
National Fuel Gas Co.	19,282	1,403,730

		1,403,730
HAND & MACHINE TOOLS—0.14%
Kennametal Inc.	15,286	645,222
Lincoln Electric Holdings Inc.	82,727	2,965,763
Snap-on Inc.	16,824	1,051,164

		4,662,149
HEALTH CARE - PRODUCTS—3.73%
Bruker Corp.(a)	135,297	2,754,647
C.R. Bard Inc.	136,814	15,030,386
CareFusion Corp.(a)	111,705	3,035,025
Cooper Companies Inc. (The)	19,939	1,579,966
DENTSPLY International Inc.	91,740	3,493,459
Edwards Lifesciences Corp.(a)	183,173	15,969,022
Gen-Probe Inc.(a)	76,576	5,295,230
Henry Schein Inc.(a)	77,950	5,580,440
Hill-Rom Holdings Inc.	91,412	4,208,608
IDEXX Laboratories Inc.(a)	91,594	7,104,031
Intuitive Surgical Inc.(a)	62,754	23,351,391
Kinetic Concepts Inc.(a)	80,106	4,616,509
Patterson Companies Inc.	65,614	2,158,044
ResMed Inc.(a)(b)	244,246	7,559,414
Sirona Dental Systems Inc.(a)	89,065	4,729,352
TECHNE Corp.	59,302	4,944,008
Thoratec Corp.(a)	91,378	2,999,026
Varian Medical Systems Inc.(a)(b)	187,183	13,106,554

		127,515,112

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2011

HEALTH CARE—SERVICES—2.24%
AMERIGROUP Corp.(a)	46,646	3,287,144
Brookdale Senior Living Inc.(a)	135,339	3,281,971
Covance Inc.(a)	96,890	5,752,359
DaVita Inc.(a)	152,539	13,211,403
Health Management Associates Inc. Class A(a)(b)	404,383	4,359,249
Laboratory Corp. of America Holdings(a)	160,046	15,490,852
Lincare Holdings Inc.	151,277	4,427,878
MEDNAX Inc.(a)	76,872	5,549,390
Quest Diagnostics Inc.	230,720	13,635,552
Tenet Healthcare Corp.(a)	43,006	268,357
Universal Health Services Inc. Class B	144,310	7,436,294

		76,700,449
HOME FURNISHINGS—0.32%
Harman International Industries Inc.	73,687	3,357,917
Tempur-Pedic International Inc.(a)	109,333	7,414,964

		10,772,881
HOUSEHOLD PRODUCTS & WARES—0.77%
Avery Dennison Corp.	10,584	408,860
Church & Dwight Co. Inc.	132,211	5,359,834
Clorox Co. (The)(b)	12,351	832,951
Fossil Inc.(a)	83,577	9,838,684
Scotts Miracle-Gro Co. (The) Class A	62,699	3,217,086
Tupperware Brands Corp.	99,679	6,723,349

		26,380,764
HOUSEWARES—0.09%
Toro Co. (The)	49,579	2,999,529

		2,999,529
INSURANCE—0.11%
Erie Indemnity Co. Class A	44,184	3,124,692
Validus Holdings Ltd.	17,006	526,336

		3,651,028
INTERNET—2.70%
Akamai Technologies Inc.(a)	271,382	8,540,392
Ariba Inc.(a)	154,237	5,316,549
Equinix Inc.(a)	74,816	7,557,912
Expedia Inc.	181,674	5,266,729
F5 Networks Inc.(a)	129,555	14,283,439
LinkedIn Corp.(a)	14,364	1,294,053
Netflix Inc.(a)(b)	83,887	22,036,276
Rackspace Hosting Inc.(a)	164,593	7,034,705
TIBCO Software Inc.(a)	265,042	7,691,519
VeriSign Inc.	269,095	9,003,919
WebMD Health Corp.(a)	94,385	4,302,068

		92,327,561
IRON & STEEL—1.20%
AK Steel Holding Corp.	35,397	557,857
Allegheny Technologies Inc.	169,511	10,758,863
Carpenter Technology Corp.	70,312	4,055,596

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2011

Cliffs Natural Resources Inc.	216,667	20,030,864
Reliance Steel & Aluminum Co.	17,329	860,385
Schnitzer Steel Industries Inc. Class A	10,141	584,122
Steel Dynamics Inc.	254,514	4,135,852

		40,983,539
LEISURE TIME—0.75%
Harley-Davidson Inc.	377,389	15,461,627
Polaris Industries Inc.	51,710	5,748,601
Royal Caribbean Cruises Ltd.(a)	120,303	4,528,205

		25,738,433
LODGING—1.56%
Choice Hotels International Inc.	3,796	126,635
Hyatt Hotels Corp. Class A(a)	3,600	146,952
Marriott International Inc. Class A	444,284	15,767,639
MGM Resorts International(a)	124,351	1,642,677
Starwood Hotels & Resorts Worldwide Inc.	311,585	17,461,223
Wynn Resorts Ltd.	126,537	18,163,121

		53,308,247
MACHINERY—2.81%
Babcock & Wilcox Co. (The)(a)	187,754	5,202,663
Bucyrus International Inc.	120,866	11,078,578
Flowserve Corp.	81,147	8,917,244
Gardner Denver Inc.	83,505	7,018,595
Graco Inc.	96,873	4,907,586
IDEX Corp.	118,616	5,438,544
Joy Global Inc.	167,372	15,940,509
Manitowoc Co. Inc. (The)	210,500	3,544,820
Nordson Corp.	96,910	5,315,514
Rockwell Automation Inc.	230,498	19,998,006
Wabtec Corp.	77,116	5,068,064
Zebra Technologies Corp. Class A(a)	87,271	3,680,218

		96,110,341
MANUFACTURING—3.14%
Carlisle Companies Inc.	8,016	394,628
Cooper Industries PLC	172,383	10,286,094
Donaldson Co. Inc.	121,871	7,395,132
Dover Corp.	231,857	15,719,905
Eaton Corp.	206,549	10,626,946
Harsco Corp.	11,339	369,651
Ingersoll-Rand PLC	419,533	19,050,994
Leggett & Platt Inc.	171,410	4,178,976
Pall Corp.	185,475	10,429,259
Parker Hannifin Corp.	106,723	9,577,322
Polypore International Inc.(a)	62,347	4,229,620
Roper Industries Inc.	153,173	12,759,311
SPX Corp.	22,320	1,844,971
Textron Inc.(b)	25,625	605,006

		107,467,815
MEDIA—3.10%
Cablevision NY Group Class A	346,955	12,563,240
Charter Communications Inc. Class A(a)	92,531	5,020,732
Discovery Communications Inc. Series A(a)	444,942	18,224,824
DISH Network Corp. Class A(a)	240,073	7,363,039

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2011

John Wiley & Sons Inc. Class A	74,387	3,868,868
Liberty Global Inc. Series A(a)	391,789	17,646,177
McGraw-Hill Companies Inc. (The)	400,544	16,786,799
Nielsen Holdings NV(a)	110,829	3,453,432
Scripps Networks Interactive Inc. Class A	149,566	7,310,786
Sirius XM Radio Inc.(a)(b)	6,303,417	13,804,483

		106,042,380
METAL FABRICATE & HARDWARE—0.28%
Timken Co. (The)	117,864	5,940,345
Valmont Industries Inc.	36,284	3,497,415

		9,437,760
MINING—0.63%
Allied Nevada Gold Corp.(a)	142,502	5,040,296
Compass Minerals International Inc.	52,509	4,519,450
Molycorp Inc.(a)	89,514	5,465,725
Royal Gold Inc.	86,788	5,083,173
Titanium Metals Corp.	72,708	1,332,010

		21,440,654
OIL & GAS—5.58%
Atlas Energy Inc. Escrow(a)(c)	99,400	9,940
Atwood Oceanics Inc.(a)	25,863	1,141,334
Brigham Exploration Co.(a)	186,980	5,596,311
Cabot Oil & Gas Corp.	166,861	11,064,553
Cimarex Energy Co.	36,343	3,267,963
Cobalt International Energy Inc.(a)	176,023	2,399,193
Concho Resources Inc.(a)	165,123	15,166,548
Continental Resources Inc.(a)	66,899	4,342,414
Denbury Resources Inc.(a)	534,720	10,694,400
Diamond Offshore Drilling Inc.	51,882	3,653,012
EQT Corp.	84,112	4,417,562
EXCO Resources Inc.	218,044	3,848,477
Forest Oil Corp.(a)	142,486	3,805,801
Frontier Oil Corp.	170,508	5,509,113
Helmerich & Payne Inc.	141,123	9,331,053
HollyFrontier Corp.	70,381	4,884,441
Kosmos Energy Ltd.(a)	44,179	750,159
Murphy Oil Corp.	47,270	3,103,748
Newfield Exploration Co.(a)	123,936	8,430,127
Noble Energy Inc.	56,653	5,077,808
Patterson-UTI Energy Inc.	27,395	865,956
Petrohawk Energy Corp.(a)	401,770	9,911,666
Pioneer Natural Resources Co.	151,245	13,547,015
QEP Resources Inc.	221,630	9,270,783
Quicksilver Resources Inc.(a)	13,031	192,338
Range Resources Corp.	256,686	14,246,073
Rowan Companies Inc.(a)	33,590	1,303,628
SandRidge Energy Inc.(a)(b)	654,887	6,981,095
SM Energy Co.	82,117	6,033,957
Ultra Petroleum Corp.(a)	244,270	11,187,566
Whiting Petroleum Corp.(a)	187,470	10,668,918

		190,702,952
OIL & GAS SERVICES—2.07%
Cameron International Corp.(a)	288,434	14,505,346
CARBO Ceramics Inc.	30,633	4,991,647
Core Laboratories NV	72,856	8,126,358

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2011

Dresser-Rand Group Inc.(a)(b)	127,420	6,848,825
FMC Technologies Inc.(a)(b)	383,865	17,193,313
Oceaneering International Inc.	173,358	7,020,999
Oil States International Inc.(a)	68,807	5,498,368
RPC Inc.	68,480	1,680,499
Superior Energy Services Inc.(a)	127,230	4,725,322
Tidewater Inc.	5,303	285,355

		70,876,032
PACKAGING & CONTAINERS—0.80%
Ball Corp.	268,283	10,318,164
Crown Holdings Inc.(a)	249,079	9,669,247
Packaging Corp. of America	147,194	4,119,960
Silgan Holdings Inc.	79,033	3,237,982

		27,345,353
PHARMACEUTICALS—4.02%
AmerisourceBergen Corp.	437,591	18,116,267
Amylin Pharmaceuticals Inc.(a)	208,952	2,791,599
BioMarin Pharmaceutical Inc.(a)	177,152	4,820,306
Catalyst Health Solutions Inc.(a)	68,039	3,797,937
Dendreon Corp.(a)(b)	232,932	9,186,838
Endo Pharmaceuticals Holdings Inc.(a)	186,156	7,477,887
Herbalife Ltd.	190,454	10,977,769
Hospira Inc.(a)	224,837	12,739,264
Mead Johnson Nutrition Co. Class A	59,728	4,034,626
Mylan Inc.(a)	634,950	15,664,216
Perrigo Co.	132,555	11,647,608
Pharmasset Inc.(a)	59,393	6,663,895
SXC Health Solutions Corp.(a)	98,833	5,823,240
United Therapeutics Corp.(a)	82,651	4,554,070
Warner Chilcott PLC Class A	247,040	5,961,075
Watson Pharmaceuticals Inc.(a)	190,505	13,093,409

		137,350,006
PIPELINES—0.71%
El Paso Corp.	1,155,777	23,346,696
ONEOK Inc.	12,833	949,770

		24,296,466
REAL ESTATE—0.49%
CB Richard Ellis Group Inc. Class A(a)	466,661	11,717,858
Jones Lang LaSalle Inc.	53,139	5,011,007

		16,728,865
REAL ESTATE INVESTMENT TRUSTS—2.11%
Apartment Investment and Management Co. Class A	129,423	3,304,169
Boston Properties Inc.	190,929	20,269,023
Camden Property Trust	80,823	5,141,959
Corporate Office Properties Trust	35,774	1,112,929
Digital Realty Trust Inc.(b)	152,009	9,391,116
Equity Residential	34,355	2,061,300
Essex Property Trust Inc.	29,046	3,929,633
Federal Realty Investment Trust	75,158	6,401,959
Macerich Co. (The)	74,851	4,004,529
UDR Inc.	23,037	565,558
Ventas Inc.	245,737	12,952,797
Vornado Realty Trust	32,370	3,016,237

		72,151,209

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2011

RETAIL—7.37%
Abercrombie & Fitch Co. Class A	120,605	8,070,887
Advance Auto Parts Inc.	124,355	7,273,524
AutoNation Inc.(a)(b)	32,257	1,180,929
AutoZone Inc.(a)	42,563	12,549,700
Bed Bath & Beyond Inc.(a)	397,923	23,226,765
Big Lots Inc.(a)	41,319	1,369,725
BJ’s Wholesale Club Inc.(a)	8,732	439,656
Brinker International Inc.	124,871	3,054,345
CarMax Inc.(a)	59,522	1,968,392
Chico’s FAS Inc.	187,433	2,854,605
Chipotle Mexican Grill Inc.(a)(b)	49,705	15,318,584
Copart Inc.(a)	95,093	4,431,334
Darden Restaurants Inc.	217,915	10,843,450
Dick’s Sporting Goods Inc.(a)	150,421	5,783,687
Dollar General Corp.(a)(b)	158,195	5,361,229
Dollar Tree Inc.(a)	195,309	13,011,486
DSW Inc. Class A(a)	31,905	1,614,712
Family Dollar Stores Inc.	195,347	10,267,438
J. Crew Group Inc. Escrow(a)(c)	97,017	10
Limited Brands Inc.	425,184	16,348,325
Macy’s Inc.	84,334	2,465,926
MSC Industrial Direct Co. Inc. Class A	70,757	4,691,897
Nordstrom Inc.	260,500	12,227,870
O’Reilly Automotive Inc.(a)(b)	220,215	14,426,285
Panera Bread Co. Class A(a)	46,343	5,823,461
PetSmart Inc.	181,119	8,217,369
Ross Stores Inc.	187,695	15,038,123
Sally Beauty Holdings Inc.(a)	140,470	2,402,037
Tiffany & Co.	203,992	16,017,452
Tractor Supply Co.	115,394	7,717,551
Ulta Salon, Cosmetics & Fragrance Inc.(a)	72,425	4,677,206
Under Armour Inc. Class A(a)	58,142	4,494,958
Urban Outfitters Inc.(a)(b)	192,039	5,405,898
Williams-Sonoma Inc.	87,364	3,187,912

		251,762,728
SAVINGS & LOANS—0.06%
Hudson City Bancorp Inc.	76,386	625,601
People’s United Financial Inc.	112,668	1,514,258

		2,139,859
SEMICONDUCTORS—6.32%
Advanced Micro Devices Inc.(a)(b)	981,780	6,862,642
Altera Corp.	514,677	23,855,279
Analog Devices Inc.	478,595	18,732,208
Atmel Corp.(a)	683,968	9,623,430
Avago Technologies Ltd.	305,557	11,611,166
Cree Inc.(a)(b)	10,315	346,481
Cypress Semiconductor Corp.(a)	268,392	5,673,807
Freescale Semiconductor Holdings I Ltd.(a)	43,132	793,197
Intersil Corp. Class A	99,923	1,284,011
IPG Photonics Corp.(a)	44,014	3,200,258
KLA-Tencor Corp.	207,309	8,391,868
Lam Research Corp.(a)	198,845	8,804,857
Linear Technology Corp.	363,751	12,011,058
LSI Corp.(a)	292,149	2,080,101

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2011

Maxim Integrated Products Inc.	471,781	12,058,722
MEMC Electronic Materials Inc.(a)	217,875	1,858,474
Microchip Technology Inc.(b)	304,247	11,534,004
National Semiconductor Corp.	378,803	9,322,342
NVIDIA Corp.(a)(b)	958,819	15,278,781
ON Semiconductor Corp.(a)	710,323	7,437,082
PMC-Sierra Inc.(a)	21,248	160,847
QLogic Corp.(a)(b)	136,551	2,173,892
Rovi Corp.(a)(b)	180,387	10,346,998
Silicon Laboratories Inc.(a)(b)	63,793	2,632,099
Skyworks Solutions Inc.(a)	302,181	6,944,119
Varian Semiconductor Equipment Associates Inc.(a)(b)	120,458	7,400,940
Xilinx Inc.	424,273	15,473,236

		215,891,899
SOFTWARE—6.47%
Allscripts Healthcare Solutions Inc.(a)	244,899	4,755,939
ANSYS Inc.(a)	146,642	8,016,918
Autodesk Inc.(a)	367,056	14,168,362
BMC Software Inc.(a)	282,489	15,452,148
Broadridge Financial Solutions Inc.	186,012	4,477,309
Cerner Corp.(a)	227,032	13,873,925
Citrix Systems Inc.(a)	300,278	24,022,240
Compuware Corp.(a)	255,527	2,493,944
Dun & Bradstreet Corp. (The)	78,914	5,961,164
Electronic Arts Inc.(a)	531,008	12,531,789
Emdeon Inc. Class A(a)	2,515	32,997
Fiserv Inc.(a)	183,738	11,507,511
Global Payments Inc.	127,865	6,521,115
Informatica Corp.(a)	168,954	9,871,982
Intuit Inc.(a)	483,302	25,064,042
MSCI Inc. Class A(a)	191,893	7,230,528
Nuance Communications Inc.(a)	380,518	8,169,721
Paychex Inc.	474,838	14,587,023
Red Hat Inc.(a)	308,310	14,151,429
SEI Investments Co.	232,818	5,240,733
Solera Holdings Inc.	112,843	6,675,792
VeriFone Systems Inc.(a)	142,709	6,329,144

		221,135,755
TELECOMMUNICATIONS—2.90%
Acme Packet Inc.(a)	85,409	5,989,733
Ciena Corp.(a)(b)	151,749	2,789,147
Clearwire Corp. Class A(a)(b)	248,576	939,617
Crown Castle International Corp.(a)	463,895	18,922,277
Harris Corp.	54,652	2,462,619
JDS Uniphase Corp.(a)	361,963	6,030,304
MetroPCS Communications Inc.(a)	443,530	7,633,151
NeuStar Inc. Class A(a)	117,653	3,082,509
NII Holdings Inc.(a)	237,869	10,080,888
Polycom Inc.(a)(b)	140,937	9,062,249
SBA Communications Corp. Class A(a)(b)	181,037	6,913,803
tw telecom inc.(a)(b)	205,764	4,224,335
Virgin Media Inc.	506,761	15,167,357
Windstream Corp.	452,080	5,858,957

		99,156,946
TOYS, GAMES & HOBBIES—0.58%
Hasbro Inc.	194,540	8,546,142
Mattel Inc.	412,506	11,339,790

		19,885,932

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

June 30, 2011

TRANSPORTATION—1.85%
C.H. Robinson Worldwide Inc.	264,449	20,849,159
Con-way Inc.	8,408	326,315
Expeditors International of Washington Inc.	339,211	17,364,211
J.B. Hunt Transport Services Inc.	145,953	6,872,927
Kansas City Southern Industries Inc.(a)	131,463	7,799,700
Kirby Corp.(a)(b)	60,784	3,444,629
Landstar System Inc.	76,480	3,554,790
UTi Worldwide Inc.	147,894	2,912,033

		63,123,764
WATER—0.01%
Aqua America Inc.	22,739	499,803

		499,803

TOTAL COMMON STOCKS
(Cost: $2,805,426,528)		3,412,903,130

SHORT-TERM INVESTMENTS—7.17%

MONEY MARKET FUNDS—7.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	223,005,832	223,005,832
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	18,739,261	18,739,261
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	3,301,165	3,301,165

		245,046,258

TOTAL SHORT-TERM INVESTMENTS
(Cost: $245,046,258)		245,046,258

TOTAL INVESTMENTS IN SECURITIES—107.02%
(Cost: $3,050,472,786)		3,657,949,388
Other Assets, Less Liabilities—(7.02)%		(239,865,648)

NET ASSETS—100.00%		$3,418,083,740

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.26%
Clear Channel Outdoor Holdings Inc. Class A(a)	60,564	$769,163
Interpublic Group of Companies Inc. (The)	456,833	5,710,412
Lamar Advertising Co. Class A(a)	60,286	1,650,028

		8,129,603
AEROSPACE & DEFENSE—0.98%
Alliant Techsystems Inc.	46,376	3,308,000
BE Aerospace Inc.(a)(b)	7,905	322,603
Goodrich Corp.	109,748	10,480,934
L-3 Communications Holdings Inc.	157,648	13,786,318
Spirit AeroSystems Holdings Inc. Class A(a)	137,766	3,030,852

		30,928,707
AGRICULTURE—1.09%
Bunge Ltd.(b)	162,626	11,213,063
Lorillard Inc.	213,577	23,252,128

		34,465,191
AIRLINES—0.62%
AMR Corp.(a)(b)	261,545	1,412,343
Copa Holdings SA Class A	10,421	695,498
Delta Air Lines Inc.(a)	499,441	4,579,874
Southwest Airlines Co.	969,794	11,075,047
United Continental Holdings Inc.(a)	73,169	1,655,814

		19,418,576
APPAREL—0.60%
Phillips-Van Heusen Corp.	75,993	4,975,262
VF Corp.	129,182	14,023,998

		18,999,260
AUTO MANUFACTURERS—0.21%
Navistar International Corp.(a)	49,055	2,769,645
Oshkosh Corp.(a)	134,805	3,901,257

		6,670,902
AUTO PARTS & EQUIPMENT—1.06%
Autoliv Inc.	132,603	10,402,705
Federal-Mogul Corp. Class A(a)	28,980	661,613
Lear Corp.	156,528	8,371,117
TRW Automotive Holdings Corp.(a)	151,555	8,946,292
Visteon Corp.(a)	71,431	4,886,595

		33,268,322
BANKS—5.64%
Associated Banc-Corp	256,475	3,565,003
Bank of Hawaii Corp.	70,588	3,283,754
BOK Financial Corp.	37,877	2,074,523
CapitalSource Inc.	478,289	3,084,964

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

City National Corp.	68,937	3,739,832
Comerica Inc.	263,060	9,093,984
Commerce Bancshares Inc.	109,457	4,706,651
Cullen/Frost Bankers Inc.	78,864	4,483,418
East West Bancorp Inc.	220,085	4,447,918
Fifth Third Bancorp	1,363,707	17,387,264
First Citizens BancShares Inc. Class A	8,045	1,506,185
First Horizon National Corp.	389,703	3,717,767
First Republic Bank San Francisco(a)(b)	108,695	3,508,675
Fulton Financial Corp.	294,884	3,158,208
Huntington Bancshares Inc.	1,285,378	8,432,080
KeyCorp	1,413,256	11,772,422
M&T Bank Corp.	186,296	16,384,733
Marshall & Ilsley Corp.	791,649	6,309,443
Northern Trust Corp.	322,450	14,819,802
Popular Inc.(a)	1,514,729	4,180,652
Regions Financial Corp.	1,867,579	11,578,990
SunTrust Banks Inc.	798,473	20,600,603
Synovus Financial Corp.	1,162,105	2,417,178
TCF Financial Corp.	235,349	3,247,816
Valley National Bancorp	251,355	3,420,942
Zions Bancorporation	274,114	6,581,477

		177,504,284
BEVERAGES—0.62%
Brown-Forman Corp. Class B NVS	22,297	1,665,363
Coca-Cola Enterprises Inc.	112,552	3,284,267
Constellation Brands Inc. Class A(a)	271,290	5,648,258
Molson Coors Brewing Co. Class B NVS	199,763	8,937,397

		19,535,285
BIOTECHNOLOGY—0.78%
Bio-Rad Laboratories Inc. Class A(a)	29,297	3,496,890
Life Technologies Corp.(a)	242,500	12,626,975
QIAGEN NV(a)	348,482	6,628,128
Vertex Pharmaceuticals Inc.(a)	35,057	1,822,613

		24,574,606
BUILDING MATERIALS—0.35%
Armstrong World Industries Inc.	28,067	1,278,733
Martin Marietta Materials Inc.	35,825	2,864,925
Owens Corning(a)	186,049	6,948,930

		11,092,588
CHEMICALS—1.06%
Ashland Inc.	117,899	7,618,633
Cabot Corp.	97,038	3,868,905
CF Industries Holdings Inc.	17,454	2,472,708
Cytec Industries Inc.	72,819	4,164,519
Huntsman Corp.	229,844	4,332,559
Rockwood Holdings Inc.(a)	5,267	291,213
RPM International Inc.	193,020	4,443,321
Valspar Corp. (The)	123,936	4,469,132
W.R. Grace & Co.(a)	10,867	495,861
Westlake Chemical Corp.	23,349	1,211,813

		33,368,664

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

COAL—0.40%
Alpha Natural Resources Inc.(a)	148,278	6,737,752
Arch Coal Inc.	219,371	5,848,431

		12,586,183
COMMERCIAL SERVICES—1.85%
Aaron’s Inc.	32,087	906,779
Booz Allen Hamilton Holding Corp.(a)	18,118	346,235
Career Education Corp.(a)	91,290	1,930,783
CoreLogic Inc.(a)	143,444	2,396,949
Corrections Corp. of America(a)	158,787	3,437,739
DeVry Inc.	19,036	1,125,599
Education Management Corp.(a)(b)	56,935	1,363,024
Equifax Inc.	173,937	6,039,093
Genpact Ltd.(a)	41,972	723,597
H&R Block Inc.	186,113	2,985,253
KAR Auction Services Inc.(a)	34,194	646,609
Manpower Inc.	122,579	6,576,363
Monster Worldwide Inc.(a)	191,376	2,805,572
Quanta Services Inc.(a)	321,592	6,496,158
R.R. Donnelley & Sons Co.	309,653	6,072,295
SAIC Inc.(a)	292,404	4,918,235
Service Corp. International	353,404	4,127,759
Towers Watson & Co. Class A	67,364	4,426,488
Verisk Analytics Inc. Class A(a)	27,993	969,118

		58,293,648
COMPUTERS—1.76%
Brocade Communications Systems Inc.(a)	699,110	4,516,251
Computer Sciences Corp.	230,850	8,763,066
Diebold Inc.	96,622	2,996,248
DST Systems Inc.	44,341	2,341,205
Lexmark International Inc. Class A(a)	117,247	3,430,647
NCR Corp.(a)	50,227	948,788
SanDisk Corp.(a)	354,045	14,692,868
Synopsys Inc.(a)	204,037	5,245,791
Western Digital Corp.(a)	345,429	12,566,707

		55,501,571
DISTRIBUTION & WHOLESALE—0.60%
Genuine Parts Co.	170,187	9,258,173
Ingram Micro Inc. Class A(a)	238,301	4,322,780
Tech Data Corp.(a)(b)	68,913	3,369,156
WESCO International Inc.(a)	33,673	1,821,373

		18,771,482
DIVERSIFIED FINANCIAL SERVICES—3.98%
Affiliated Managers Group Inc.(a)	22,031	2,235,045
Air Lease Corp.(a)	51,463	1,250,036
Ameriprise Financial Inc.	360,329	20,783,777
CIT Group Inc.(a)	297,933	13,186,515
Discover Financial Services	731,229	19,560,376
E*TRADE Financial Corp.(a)	374,905	5,173,689
Federated Investors Inc. Class B(b)	25,412	605,822
Interactive Brokers Group Inc. Class A	54,042	845,757
Invesco Ltd.	686,090	16,054,506
Janus Capital Group Inc.	275,549	2,601,183
Jefferies Group Inc.	199,811	4,076,144

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

Legg Mason Inc.	221,691	7,262,597
LPL Investment Holdings Inc.(a)	8,016	274,227
NASDAQ OMX Group Inc. (The)(a)	160,692	4,065,508
NYSE Euronext Inc.	269,192	9,225,210
Raymond James Financial Inc.	152,257	4,895,062
SLM Corp.	783,518	13,170,938

		125,266,392
ELECTRIC—9.93%
AES Corp. (The)(a)	976,360	12,438,826
Alliant Energy Corp.	165,419	6,725,937
Ameren Corp.	358,613	10,342,399
Calpine Corp.(a)	522,358	8,425,635
CenterPoint Energy Inc.	632,309	12,235,179
CMS Energy Corp.	375,986	7,403,164
Consolidated Edison Inc.	434,875	23,152,745
Constellation Energy Group Inc.	276,948	10,512,946
DPL Inc.	174,709	5,269,223
DTE Energy Co.	251,706	12,590,334
Edison International	484,741	18,783,714
Entergy Corp.	264,837	18,083,070
GenOn Energy Inc.(a)	1,141,700	4,406,962
Great Plains Energy Inc.	201,186	4,170,586
Hawaiian Electric Industries Inc.	141,067	3,394,072
Integrys Energy Group Inc.	116,825	6,056,208
MDU Resources Group Inc.	281,631	6,336,698
Northeast Utilities	263,029	9,250,730
NRG Energy Inc.(a)	358,840	8,820,287
NSTAR	154,383	7,098,530
NV Energy Inc.	352,300	5,407,805
OGE Energy Corp.	145,888	7,341,084
Pepco Holdings Inc.	336,673	6,608,891
Pinnacle West Capital Corp.	162,457	7,242,333
PPL Corp.	857,752	23,871,238
Progress Energy Inc.	437,970	21,026,940
SCANA Corp.	171,752	6,761,876
TECO Energy Inc.	320,736	6,058,703
Westar Energy Inc.	168,247	4,527,527
Wisconsin Energy Corp.	347,517	10,894,658
Xcel Energy Inc.	720,652	17,511,844

		312,750,144
ELECTRICAL COMPONENTS & EQUIPMENT—0.84%
Energizer Holdings Inc.(a)(b)	103,814	7,511,981
General Cable Corp.(a)(b)	37,132	1,581,080
GrafTech International Ltd.(a)	179,626	3,641,019
Hubbell Inc. Class B	89,956	5,842,642
Molex Inc.	201,997	5,205,463
SunPower Corp. Class A(a)(b)	146,530	2,832,425

		26,614,610
ELECTRONICS—1.09%
Arrow Electronics Inc.(a)	148,109	6,146,524
Avnet Inc.(a)	227,700	7,259,076
AVX Corp.	71,269	1,086,140
Garmin Ltd.(b)	148,248	4,896,631
Itron Inc.(a)	60,078	2,893,356
Jabil Circuit Inc.	49,570	1,001,314
PerkinElmer Inc.	166,874	4,490,579
Thomas & Betts Corp.(a)	58,810	3,166,919

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

Vishay Intertechnology Inc.(a)(b)	225,074	3,385,113

		34,325,652
ENERGY—ALTERNATE SOURCES—0.09%
Covanta Holding Corp.	167,686	2,765,142

		2,765,142
ENGINEERING & CONSTRUCTION—0.97%
AECOM Technology Corp.(a)(b)	97,373	2,662,178
Chicago Bridge & Iron Co. NV	62,380	2,426,582
Jacobs Engineering Group Inc.(a)	188,845	8,167,546
KBR Inc.	211,050	7,954,475
McDermott International Inc.(a)	43,387	859,496
Shaw Group Inc. (The)(a)	106,847	3,227,848
URS Corp.(a)	117,505	5,257,174

		30,555,299
ENTERTAINMENT—0.43%
Bally Technologies Inc.(a)	4,471	181,880
DreamWorks Animation SKG Inc. Class A(a)	105,656	2,123,686
International Game Technology	215,693	3,791,883
Madison Square Garden Inc. Class A(a)	89,161	2,454,602
Penn National Gaming Inc.(a)(b)	100,435	4,051,548
Regal Entertainment Group Class A	80,067	988,827

		13,592,426
ENVIRONMENTAL CONTROL—0.51%
Nalco Holding Co.	23,197	645,109
Republic Services Inc.	476,450	14,698,482
Waste Connections Inc.	20,841	661,285

		16,004,876
FOOD—2.94%
Campbell Soup Co.	63,796	2,204,152
ConAgra Foods Inc.	530,849	13,701,213
Corn Products International Inc.	21,825	1,206,486
Dean Foods Co.(a)	271,097	3,326,360
H.J. Heinz Co.	199,063	10,606,077
Hershey Co. (The)	57,131	3,247,897
Hormel Foods Corp.	95,264	2,839,820
J.M. Smucker Co. (The)	172,316	13,171,835
McCormick & Co. Inc. NVS	61,959	3,071,307
Ralcorp Holdings Inc.(a)	82,036	7,102,677
Safeway Inc.	526,316	12,300,005
Sara Lee Corp.	147,199	2,795,309
Smithfield Foods Inc.(a)	248,010	5,423,979
SUPERVALU Inc.(b)	313,961	2,954,373
Tyson Foods Inc. Class A	447,958	8,699,344

		92,650,834
FOREST PRODUCTS & PAPER—1.56%
Domtar Corp.	61,242	5,800,842
International Paper Co.	511,597	15,255,823
MeadWestvaco Corp.	252,645	8,415,605
Plum Creek Timber Co. Inc.(b)	95,137	3,856,854
Temple-Inland Inc.	118,615	3,527,610

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

Weyerhaeuser Co.	568,373	12,424,634

		49,281,368
GAS—2.10%
AGL Resources Inc.	111,514	4,539,735
Atmos Energy Corp.	133,677	4,444,760
Energen Corp.	107,553	6,076,744
National Fuel Gas Co.	105,195	7,658,196
NiSource Inc.	416,226	8,428,576
Sempra Energy	356,269	18,839,505
Southern Union Co.	185,799	7,459,830
UGI Corp.	166,804	5,319,380
Vectren Corp.	120,932	3,369,166

		66,135,892
HAND & MACHINE TOOLS—1.03%
Kennametal Inc.	106,896	4,512,080
Lincoln Electric Holdings Inc.	48,183	1,727,360
Regal Beloit Corp.	57,178	3,817,775
Snap-on Inc.	70,537	4,407,152
Stanley Black & Decker Inc.	250,220	18,028,351

		32,492,718
HEALTH CARE - PRODUCTS—2.23%
Alere Inc.(a)	126,544	4,634,041
Boston Scientific Corp.(a)	2,268,809	15,677,470
CareFusion Corp.(a)	229,032	6,222,800
Cooper Companies Inc. (The)	49,947	3,957,800
DENTSPLY International Inc.	123,331	4,696,445
Henry Schein Inc.(a)	64,301	4,603,309
Hill-Rom Holdings Inc.	8,786	404,508
Hologic Inc.(a)	389,549	7,857,203
Kinetic Concepts Inc.(a)	20,326	1,171,387
Patterson Companies Inc.	91,953	3,024,334
Zimmer Holdings Inc.(a)	285,691	18,055,671

		70,304,968
HEALTH CARE - SERVICES—1.48%
AMERIGROUP Corp.(a)	21,673	1,527,296
Brookdale Senior Living Inc.(a)	18,737	454,372
Community Health Systems Inc.(a)	140,539	3,609,042
Coventry Health Care Inc.(a)	220,721	8,049,695
Health Net Inc.(a)	133,918	4,297,429
Humana Inc.	250,438	20,170,277
LifePoint Hospitals Inc.(a)	77,680	3,035,734
Quest Diagnostics Inc.	19,093	1,128,396
Tenet Healthcare Corp.(a)	684,631	4,272,097

		46,544,338
HOLDING COMPANIES - DIVERSIFIED—0.32%
Leucadia National Corp.	293,914	10,022,467

		10,022,467
HOME BUILDERS—0.82%
D.R. Horton Inc.	414,012	4,769,418
Lennar Corp. Class A	237,077	4,302,948
NVR Inc.(a)	8,775	6,366,087

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

Pulte Group Inc.(a)	505,329	3,870,820
Thor Industries Inc.	65,433	1,887,088
Toll Brothers Inc.(a)(b)	217,271	4,506,200

		25,702,561
HOME FURNISHINGS—0.34%
Harman International Industries Inc.	35,169	1,602,651
Whirlpool Corp.	113,425	9,223,721

		10,826,372
HOUSEHOLD PRODUCTS & WARES—1.32%
Avery Dennison Corp.	149,669	5,781,714
Church & Dwight Co. Inc.	89,066	3,610,736
Clorox Co. (The)	186,630	12,586,327
Fortune Brands Inc.	228,943	14,599,695
Jarden Corp.	135,761	4,685,112
Scotts Miracle-Gro Co. (The) Class A	9,143	469,127

		41,732,711
HOUSEWARES—0.22%
Newell Rubbermaid Inc.	434,136	6,850,666

		6,850,666
INSURANCE—9.72%
Alleghany Corp.(a)	9,778	3,257,150
Allied World Assurance Co. Holdings Ltd.	56,117	3,231,217
American Financial Group Inc.	118,952	4,245,397
American National Insurance Co.	10,161	787,478
Aon Corp.	491,236	25,200,407
Arch Capital Group Ltd.(a)	196,835	6,282,973
Arthur J. Gallagher & Co.	163,474	4,665,548
Aspen Insurance Holdings Ltd.	104,756	2,695,372
Assurant Inc.	144,202	5,230,207
Assured Guaranty Ltd.	272,526	4,444,899
Axis Capital Holdings Ltd.	193,113	5,978,778
Brown & Brown Inc.	172,186	4,418,293
CIGNA Corp.	402,417	20,696,306
Cincinnati Financial Corp.	218,191	6,366,813
CNA Financial Corp.	39,456	1,146,197
Endurance Specialty Holdings Ltd.	59,954	2,477,899
Everest Re Group Ltd.	68,575	5,606,006
Fidelity National Financial Inc. Class A	333,576	5,250,486
Genworth Financial Inc. Class A(a)	730,870	7,513,344
Hanover Insurance Group Inc. (The)	67,244	2,535,771
Hartford Financial Services Group Inc. (The)	660,972	17,429,832
HCC Insurance Holdings Inc.	169,849	5,350,243
Lincoln National Corp.	465,762	13,269,559
Markel Corp.(a)	14,509	5,757,316
Marsh & McLennan Companies Inc.	815,130	25,423,905
MBIA Inc.(a)(b)	218,779	1,901,190
Mercury General Corp.	39,588	1,563,330
Old Republic International Corp.	383,685	4,508,299
PartnerRe Ltd.	100,647	6,929,546
Principal Financial Group Inc.	477,235	14,517,489
Progressive Corp. (The)	975,199	20,849,755
Protective Life Corp.	126,834	2,933,670
Reinsurance Group of America Inc.	110,198	6,706,650
RenaissanceRe Holdings Ltd.	77,290	5,406,435
StanCorp Financial Group Inc.	66,942	2,824,283

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

Torchmark Corp.	113,337	7,269,435
Transatlantic Holdings Inc.	92,457	4,531,318
Unitrin Inc.	73,985	2,195,135
Unum Group	457,502	11,657,151
Validus Holdings Ltd.	98,425	3,046,254
W.R. Berkley Corp.	170,700	5,537,508
White Mountains Insurance Group Ltd.	10,171	4,273,447
XL Group PLC	460,180	10,114,756

		306,027,047
INTERNET—0.85%
Akamai Technologies Inc.(a)	24,866	782,533
AOL Inc.(a)(b)	158,241	3,142,666
Expedia Inc.	118,917	3,447,404
IAC/InterActiveCorp(a)	119,054	4,544,291
Liberty Media Corp. - Liberty Interactive Group Series A(a)	892,767	14,971,703

		26,888,597
INVESTMENT COMPANIES—0.32%
American Capital Ltd.(a)	527,126	5,234,361
Ares Capital Corp.	303,007	4,869,323

		10,103,684
IRON & STEEL—1.23%
AK Steel Holding Corp.	130,371	2,054,647
Nucor Corp.	470,239	19,383,252
Reliance Steel & Aluminum Co.	94,670	4,700,365
Schnitzer Steel Industries Inc. Class A	23,346	1,344,730
Steel Dynamics Inc.	87,216	1,417,260
United States Steel Corp.	213,849	9,845,608

		38,745,862
LEISURE TIME—0.19%
Royal Caribbean Cruises Ltd.(a)	88,289	3,323,198
WMS Industries Inc.(a)	84,729	2,602,875

		5,926,073
LODGING—0.56%
Choice Hotels International Inc.	38,876	1,296,903
Hyatt Hotels Corp. Class A(a)	62,070	2,533,698
MGM Resorts International(a)	409,972	5,415,730
Wyndham Worldwide Corp.	253,052	8,515,200

		17,761,531
MACHINERY—0.46%
AGCO Corp.(a)	141,326	6,975,851
CNH Global NV(a)	39,166	1,513,766
Flowserve Corp.	7,435	817,032
IDEX Corp.	12,755	584,817
Terex Corp.(a)	162,194	4,614,419

		14,505,885
MANUFACTURING—3.30%
AptarGroup Inc.	100,435	5,256,768
Carlisle Companies Inc.	83,157	4,093,819
Cooper Industries PLC	85,359	5,093,372

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

Crane Co.	72,098	3,562,362
Dover Corp.	61,296	4,155,869
Eaton Corp.	314,602	16,186,273
Harsco Corp.	108,877	3,549,390
Ingersoll-Rand PLC	101,463	4,607,435
ITT Corp.	273,335	16,107,632
Leggett & Platt Inc.	52,655	1,283,729
Parker Hannifin Corp.	141,737	12,719,478
Pentair Inc.	146,912	5,929,368
SPX Corp.	54,794	4,529,272
Teleflex Inc.	59,606	3,639,542
Textron Inc.(b)	387,776	9,155,391
Trinity Industries Inc.	118,234	4,124,002

		103,993,702
MEDIA—0.93%
DISH Network Corp. Class A(a)	73,748	2,261,851
Gannett Co. Inc.	359,341	5,145,763
Liberty Media Corp.—Liberty Capital Group Series A(a)	105,780	9,070,635
Liberty Media Corp.—Starz Series A(a)	77,906	5,861,648
McGraw-Hill Companies Inc. (The)	79,811	3,344,879
Nielsen Holdings NV(a)	16,576	516,508
Washington Post Co. (The) Class B	7,382	3,092,689

		29,293,973
METAL FABRICATE & HARDWARE—0.11%
Commercial Metals Co.	170,829	2,451,396
Timken Co. (The)	20,184	1,017,274

		3,468,670
MINING—0.27%
Titanium Metals Corp.	59,020	1,081,246
Vulcan Materials Co.(b)	192,360	7,411,631

		8,492,877
OFFICE & BUSINESS EQUIPMENT—0.89%
Pitney Bowes Inc.	273,098	6,278,523
Xerox Corp.	2,083,513	21,689,370

		27,967,893
OIL & GAS—4.64%
Atlas Energy Inc. Escrow(a)(c)	33,182	3,318
Atwood Oceanics Inc.(a)(b)	59,825	2,640,077
Cimarex Energy Co.	93,479	8,405,632
Cobalt International Energy Inc.(a)	12,086	164,732
Denbury Resources Inc.(a)	99,322	1,986,440
Diamond Offshore Drilling Inc.	53,773	3,786,157
EQT Corp.	121,829	6,398,459
EXCO Resources Inc.	18,525	326,966
Forest Oil Corp.(a)	36,155	965,700
Helmerich & Payne Inc.	10,295	680,705
Kosmos Energy Ltd.(a)	7,796	132,376
Murphy Oil Corp.	243,248	15,971,664
Nabors Industries Ltd.(a)	427,335	10,529,534
Newfield Exploration Co.(a)	84,912	5,775,714
Noble Energy Inc.	209,805	18,804,822
Patterson-UTI Energy Inc.	204,951	6,478,501
Petrohawk Energy Corp.(a)	77,325	1,907,608

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

Pioneer Natural Resources Co.	32,655	2,924,908
Plains Exploration & Production Co.(a)	209,980	8,004,438
QEP Resources Inc.	56,238	2,352,436
Quicksilver Resources Inc.(a)	162,904	2,404,463
Rowan Companies Inc.(a)	158,815	6,163,610
SM Energy Co.	18,078	1,328,372
Sunoco Inc.	180,437	7,526,027
Tesoro Corp.(a)	212,761	4,874,355
Unit Corp.(a)	62,016	3,778,635
Valero Energy Corp.	848,061	21,684,920

		146,000,569
OIL & GAS SERVICES—0.41%
Cameron International Corp.(a)	95,363	4,795,805
Oil States International Inc.(a)(b)	12,052	963,076
SEACOR Holdings Inc.	32,051	3,203,818
Tidewater Inc.	71,857	3,866,625

		12,829,324
PACKAGING & CONTAINERS—0.85%
Bemis Co. Inc.	157,392	5,316,702
Greif Inc. Class A	56,539	3,676,731
Owens-Illinois Inc.(a)	244,700	6,315,707
Packaging Corp. of America	14,482	405,351
Sealed Air Corp.	239,151	5,689,402
Sonoco Products Co.	148,948	5,293,612

		26,697,505
PHARMACEUTICALS—1.77%
Cephalon Inc.(a)(b)	113,419	9,062,178
Forest Laboratories Inc.(a)(b)	424,757	16,709,940
Hospira Inc.(a)	39,973	2,264,870
Mead Johnson Nutrition Co. Class A	247,828	16,740,782
Mylan Inc.(a)	61,752	1,523,422
Omnicare Inc.	173,179	5,522,678
VCA Antech Inc.(a)	127,894	2,711,353
Warner Chilcott PLC Class A	22,084	532,887
Watson Pharmaceuticals Inc.(a)	10,668	733,212

		55,801,322
PIPELINES—1.38%
El Paso Corp.	67,140	1,356,228
ONEOK Inc.	147,312	10,902,561
Questar Corp.	262,651	4,651,549
Spectra Energy Corp.	965,833	26,473,483

		43,383,821
REAL ESTATE—0.29%
Forest City Enterprises Inc. Class A(a)	203,141	3,792,643
Howard Hughes Corp. (The)(a)	31,773	2,066,516
Jones Lang LaSalle Inc.	14,293	1,347,830
St. Joe Co. (The)(a)(b)	96,304	2,006,975

		9,213,964
REAL ESTATE INVESTMENT TRUSTS—10.16%
Alexandria Real Estate Equities Inc.	92,050	7,126,511
American Capital Agency Corp.	192,376	5,600,065

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

Annaly Capital Management Inc.	1,208,985	21,810,089
Apartment Investment and Management Co. Class A	56,948	1,453,882
AvalonBay Communities Inc.	129,611	16,642,052
Boston Properties Inc.	38,567	4,094,273
Brandywine Realty Trust	200,288	2,321,338
BRE Properties Inc. Class A(b)	111,461	5,559,675
Camden Property Trust	28,976	1,843,453
Chimera Investment Corp.	1,534,385	5,308,972
CommonWealth REIT	106,757	2,758,601
Corporate Office Properties Trust	72,080	2,242,409
Developers Diversified Realty Corp.	319,715	4,507,982
Douglas Emmett Inc.	184,126	3,662,266
Duke Realty Corp.	377,440	5,287,934
Equity Residential	405,932	24,355,920
Essex Property Trust Inc.	21,315	2,883,706
Federal Realty Investment Trust	22,473	1,914,250
General Growth Properties Inc.	837,224	13,973,269
HCP Inc.	603,591	22,145,754
Health Care REIT Inc.(b)	262,535	13,764,710
Hospitality Properties Trust	182,682	4,430,039
Host Hotels & Resorts Inc.(b)	1,018,547	17,264,372
Kimco Realty Corp.	604,885	11,275,056
Liberty Property Trust(b)	171,883	5,599,948
Macerich Co. (The)	125,307	6,703,925
Mack-Cali Realty Corp.	128,674	4,238,522
Nationwide Health Properties Inc.	188,643	7,811,707
Piedmont Office Realty Trust Inc. Class A	258,089	5,262,435
ProLogis Inc.	630,741	22,605,757
Realty Income Corp.(b)	189,177	6,335,538
Regency Centers Corp.	134,173	5,899,587
Senior Housing Properties Trust(b)	212,067	4,964,488
SL Green Realty Corp.	119,833	9,930,561
Taubman Centers Inc.	83,536	4,945,331
UDR Inc.(b)	261,539	6,420,782
Vornado Realty Trust(b)	243,750	22,712,625
Weingarten Realty Investors(b)	178,690	4,495,840

		320,153,624
RETAIL—3.85%
Abercrombie & Fitch Co. Class A	18,189	1,217,208
American Eagle Outfitters Inc.	288,386	3,676,922
AutoNation Inc.(a)(b)	30,735	1,125,208
Best Buy Co. Inc.	469,796	14,756,292
Big Lots Inc.(a)	73,008	2,420,215
BJ’s Wholesale Club Inc.(a)	72,825	3,666,739
Brinker International Inc.	9,786	239,366
CarMax Inc.(a)	280,607	9,279,674
Chico’s FAS Inc.	87,089	1,326,366
Dillard’s Inc. Class A	50,249	2,619,983
DSW Inc. Class A(a)	2,326	117,719
Foot Locker Inc.	231,046	5,489,653
GameStop Corp. Class A(a)(b)	210,990	5,627,103
Gap Inc. (The)	600,353	10,866,389
J.C. Penney Co. Inc.	246,079	8,499,569
Macy’s Inc.	553,788	16,192,761
RadioShack Corp.	156,949	2,088,991
Sally Beauty Holdings Inc.(a)	10,399	177,823
Sears Holdings Corp.(a)(b)	57,221	4,087,868
Signet Jewelers Ltd.(a)	129,594	6,066,295
Staples Inc.	1,058,644	16,726,575
Wendy’s/Arby’s Group Inc. Class A	468,174	2,373,642

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

Williams-Sonoma Inc.	74,415	2,715,403

		121,357,764
SAVINGS & LOANS—1.11%
BankUnited Inc.	49,500	1,313,730
Capitol Federal Financial Inc.	247,870	2,914,951
First Niagara Financial Group Inc.	452,510	5,973,132
Hudson City Bancorp Inc.	636,093	5,209,602
New York Community Bancorp Inc.	650,542	9,751,624
People’s United Financial Inc.	453,415	6,093,898
TFS Financial Corp.(a)	118,217	1,144,340
Washington Federal Inc.	164,381	2,700,780

		35,102,057
SEMICONDUCTORS—1.74%
Atmel Corp.(a)	43,329	609,639
Cree Inc.(a)	153,988	5,172,457
Fairchild Semiconductor International Inc.(a)	188,830	3,155,349
Freescale Semiconductor Holdings I Ltd.(a)	24,285	446,601
International Rectifier Corp.(a)	103,235	2,887,483
Intersil Corp. Class A	93,324	1,199,213
KLA-Tencor Corp.	56,402	2,283,153
LSI Corp.(a)	625,608	4,454,329
Marvell Technology Group Ltd.(a)	755,273	11,151,606
MEMC Electronic Materials Inc.(a)	139,120	1,186,694
Micron Technology Inc.(a)	1,290,148	9,650,307
National Semiconductor Corp.	21,214	522,076
Novellus Systems Inc.(a)(b)	132,165	4,776,443
PMC-Sierra Inc.(a)	325,720	2,465,700
QLogic Corp.(a)	28,526	454,134
Silicon Laboratories Inc.(a)	6,787	280,032
Teradyne Inc.(a)	274,426	4,061,505

		54,756,721
SHIPBUILDING—0.08%
Huntington Ingalls Industries Inc.(a)	72,182	2,490,279

		2,490,279
SOFTWARE—1.38%
Activision Blizzard Inc.	630,769	7,367,382
Allscripts Healthcare Solutions Inc.(a)	54,613	1,060,584
Broadridge Financial Solutions Inc.	10,223	246,068
CA Inc.	570,005	13,018,914
Compuware Corp.(a)	86,235	841,654
Emdeon Inc. Class A(a)	40,859	536,070
Fidelity National Information Services Inc.	389,970	12,007,176
Fiserv Inc.(a)	42,292	2,648,748
Paychex Inc.	38,255	1,175,194
Total System Services Inc.	239,769	4,454,908

		43,356,698
TELECOMMUNICATIONS—1.83%
Amdocs Ltd.(a)	276,402	8,399,857
Clearwire Corp. Class A(a)(b)	36,251	137,029
EchoStar Corp. Class A(a)	56,482	2,057,639
Frontier Communications Corp.	1,479,253	11,937,572
Harris Corp.	138,722	6,250,813
Level 3 Communications Inc.(a)(b)	2,521,975	6,153,619

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

Motorola Mobility Holdings Inc.(a)	388,174	8,555,355
NII Holdings Inc.(a)	31,483	1,334,250
Telephone and Data Systems Inc.	133,856	4,160,244
Tellabs Inc.	537,631	2,478,479
tw telecom inc.(a)	32,331	663,755
United States Cellular Corp.(a)(b)	21,442	1,038,222
Windstream Corp.	335,838	4,352,460

		57,519,294
TEXTILES—0.36%
Cintas Corp.	188,616	6,229,987
Mohawk Industries Inc.(a)	84,860	5,090,751

		11,320,738
TOYS, GAMES & HOBBIES—0.12%
Mattel Inc.	132,197	3,634,095

		3,634,095
TRANSPORTATION—0.51%
Alexander & Baldwin Inc.	61,549	2,964,200
Con-way Inc.	74,225	2,880,672
Kansas City Southern Industries Inc.(a)	40,599	2,408,739
Kirby Corp.(a)(b)	23,114	1,309,870
Ryder System Inc.	75,981	4,319,520
Teekay Corp.	61,752	1,906,902
UTi Worldwide Inc.	14,719	289,817

		16,079,720
TRUCKING & LEASING—0.08%
GATX Corp.	68,666	2,548,882

		2,548,882
WATER—0.37%
American Water Works Co. Inc.	261,182	7,691,810
Aqua America Inc.	183,476	4,032,802

		11,724,612

TOTAL COMMON STOCKS
(Cost: $3,133,314,723)		3,144,675,091

SHORT-TERM INVESTMENTS—4.72%

MONEY MARKET FUNDS—4.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	135,801,358	135,801,358
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	11,411,437	11,411,437

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

June 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	1,518,080	1,518,080

		148,730,875

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,730,875)		148,730,875

TOTAL INVESTMENTS IN SECURITIES—104.56%
(Cost: $3,282,045,598)		3,293,405,966
Other Assets, Less Liabilities—(4.56)%		(143,776,800)

NET ASSETS—100.00%		$3,149,629,166

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.84%

AEROSPACE & DEFENSE—2.73%
Boeing Co. (The)	291,043	$21,516,809
General Dynamics Corp.	146,650	10,928,358
Lockheed Martin Corp.	112,269	9,090,421
Raytheon Co.	140,414	6,999,638
United Technologies Corp.	360,816	31,935,824

		80,471,050
AGRICULTURE—2.85%
Altria Group Inc.	825,258	21,795,064
Monsanto Co.	211,295	15,327,339
Philip Morris International Inc.	701,087	46,811,579

		83,933,982
APPAREL—0.46%
Nike Inc. Class B	149,530	13,454,709

		13,454,709
AUTO MANUFACTURERS—0.70%
Ford Motor Co.(a)	1,497,326	20,648,126

		20,648,126
BANKS—4.55%
Bank of America Corp.	3,994,630	43,781,145
Bank of New York Mellon Corp. (The)	489,514	12,541,349
U.S. Bancorp	759,526	19,375,508
Wells Fargo & Co.	2,085,076	58,507,232

		134,205,234
BEVERAGES—3.55%
Coca-Cola Co. (The)	902,473	60,727,408
PepsiCo Inc.	623,127	43,886,835

		104,614,243
BIOTECHNOLOGY—0.73%
Amgen Inc.(a)	366,519	21,386,384

		21,386,384
CHEMICALS—1.24%
Dow Chemical Co. (The)	463,439	16,683,804
E.I. du Pont de Nemours and Co.	366,116	19,788,570

		36,472,374
COMMERCIAL SERVICES—0.92%
MasterCard Inc. Class A	37,119	11,185,439
Visa Inc. Class A	188,826	15,910,479

		27,095,918

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

June 30, 2011

COMPUTERS—9.06%
Apple Inc.(a)	364,557	122,370,848
Dell Inc.(a)	647,247	10,789,607
EMC Corp.(a)(b)	811,138	22,346,852
Hewlett-Packard Co.	817,676	29,763,406
International Business Machines Corp.	477,481	81,911,866

		267,182,579
COSMETICS & PERSONAL CARE—3.11%
Avon Products Inc.	169,589	4,748,492
Colgate-Palmolive Co.	192,732	16,846,704
Procter & Gamble Co. (The)	1,100,387	69,951,602

		91,546,798
DIVERSIFIED FINANCIAL SERVICES—6.24%
American Express Co.	412,306	21,316,220
Capital One Financial Corp.	180,992	9,351,857
Citigroup Inc.	1,151,380	47,943,463
Goldman Sachs Group Inc. (The)	204,101	27,163,802
JPMorgan Chase & Co.	1,566,512	64,133,001
Morgan Stanley	608,937	14,011,641

		183,919,984
ELECTRIC—1.24%
American Electric Power Co. Inc.	189,932	7,156,638
Entergy Corp.	70,159	4,790,456
Exelon Corp.	261,126	11,186,638
Southern Co.	334,743	13,516,922

		36,650,654
ELECTRICAL COMPONENTS & EQUIPMENT—0.56%
Emerson Electric Co.	296,324	16,668,225

		16,668,225
FOOD—1.06%
H.J. Heinz Co.	126,868	6,759,527
Kraft Foods Inc. Class A	692,992	24,414,108

		31,173,635
FOREST PRODUCTS & PAPER—0.16%
Weyerhaeuser Co.	212,322	4,641,359

		4,641,359
HEALTH CARE - PRODUCTS—3.44%
Baxter International Inc.	224,855	13,421,595
Johnson & Johnson	1,080,616	71,882,576
Medtronic Inc.	421,571	16,243,131

		101,547,302
HEALTH CARE - SERVICES— 0.75%
UnitedHealth Group Inc.	427,115	22,030,592

		22,030,592

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

June 30, 2011

INSURANCE—2.62%
Allstate Corp. (The)	206,163	6,294,156
Berkshire Hathaway Inc. Class B(a)	682,499	52,818,598
MetLife Inc.	416,707	18,280,936

		77,393,690
INTERNET—2.68%
Amazon.com Inc.(a)(b)	140,781	28,788,307
Google Inc. Class A(a)	99,091	50,177,700

		78,966,007
MACHINERY—0.92%
Caterpillar Inc.	254,056	27,046,802

		27,046,802
MANUFACTURING—4.20%
3M Co.	280,124	26,569,761
General Electric Co.	4,180,892	78,851,623
Honeywell International Inc.	310,255	18,488,096

		123,909,480
MEDIA—2.99%
Comcast Corp. Class A	1,090,493	27,633,093
News Corp. Class A NVS	900,862	15,945,257
Time Warner Inc.	422,141	15,353,268
Walt Disney Co. (The)	745,139	29,090,227

		88,021,845
MINING—0.90%
Alcoa Inc.	419,339	6,650,716
Freeport-McMoRan Copper & Gold Inc.	373,451	19,755,558

		26,406,274
OFFICE & BUSINESS EQUIPMENT—0.19%
Xerox Corp.	552,378	5,750,255

		5,750,255
OIL & GAS—11.76%
Apache Corp.	151,164	18,652,126
Chevron Corp.	792,491	81,499,774
ConocoPhillips	557,235	41,898,500
Devon Energy Corp.	166,755	13,141,961
Exxon Mobil Corp.	1,941,968	158,037,356
Occidental Petroleum Corp.	320,452	33,339,826

		346,569,543
OIL & GAS SERVICES—3.06%
Baker Hughes Inc.	171,343	12,432,648
Halliburton Co.	360,718	18,396,618
National Oilwell Varco Inc.	166,785	13,044,255
Schlumberger Ltd.	534,934	46,218,298

		90,091,819

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

June 30, 2011

PHARMACEUTICALS—5.82%
Abbott Laboratories	612,732	32,241,958
Bristol-Myers Squibb Co.	672,538	19,476,700
Gilead Sciences Inc.(a)(b)	310,273	12,848,405
Merck & Co. Inc.	1,216,797	42,940,766
Pfizer Inc.	3,114,793	64,164,736

		171,672,565
PIPELINES—0.24%
Williams Companies Inc. (The)	231,859	7,013,735

		7,013,735
RETAIL—5.81%
Costco Wholesale Corp.	172,220	13,991,153
CVS Caremark Corp.	534,541	20,088,051
Home Depot Inc. (The)	627,697	22,735,186
Lowe’s Companies Inc.	513,304	11,965,116
McDonald’s Corp.	409,035	34,489,831
Target Corp.	271,676	12,744,321
Wal-Mart Stores Inc.	752,927	40,010,541
Walgreen Co.	360,894	15,323,559

		171,347,758
SEMICONDUCTORS—2.08%
Intel Corp.	2,090,161	46,317,968
Texas Instruments Inc.	457,757	15,028,162

		61,346,130
SOFTWARE—4.29%
Microsoft Corp.	2,925,452	76,061,752
Oracle Corp.	1,536,123	50,553,808

		126,615,560
TELECOMMUNICATIONS—6.53%
AT&T Inc.	2,334,579	73,329,126
Cisco Systems Inc.	2,168,290	33,847,007
QUALCOMM Inc.	658,165	37,377,190
Sprint Nextel Corp.(a)(b)	1,179,391	6,356,918
Verizon Communications Inc.	1,115,283	41,521,986

		192,432,227
TRANSPORTATION—2.40%
FedEx Corp.	124,439	11,803,039
Norfolk Southern Corp.	139,246	10,433,703
Union Pacific Corp.	193,374	20,188,245
United Parcel Service Inc. Class B	388,787	28,354,236

		70,779,223

TOTAL COMMON STOCKS
(Cost: $3,320,084,093)		2,943,006,061

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

June 30, 2011

SHORT-TERM INVESTMENTS—1.04%

MONEY MARKET FUNDS—1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	27,129,754	27,129,754
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	2,279,723	2,279,723
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	1,441,028	1,441,028

		30,850,505

TOTAL SHORT - TERM INVESTMENTS
(Cost: $30,850,505)		30,850,505

TOTAL INVESTMENTS IN SECURITIES—100.88%
(Cost: $3,350,934,598)		2,973,856,566
Other Assets, Less Liabilities—(0.88)%		(26,066,771)

NET ASSETS—100.00%		$2,947,789,795

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.16%
Harte-Hanks Inc.	959	$7,787
Interpublic Group of Companies Inc. (The)	12,044	150,550
Lamar Advertising Co. Class A(a)	1,419	38,838
Omnicom Group Inc.	6,929	333,701

		530,876
AEROSPACE & DEFENSE—2.00%
AAR Corp.	979	26,521
AeroVironment Inc.(a)	391	13,822
Alliant Techsystems Inc.	819	58,419
BE Aerospace Inc.(a)	2,541	103,698
Boeing Co. (The)	18,140	1,341,090
Curtiss-Wright Corp.	1,140	36,902
Esterline Technologies Corp.(a)(b)	753	57,529
GenCorp Inc.(a)(b)	1,489	9,559
General Dynamics Corp.	9,133	680,591
Goodrich Corp.	3,078	293,949
Kaman Corp.	670	23,765
L-3 Communications Holdings Inc.	2,609	228,157
Lockheed Martin Corp.	7,007	567,357
Moog Inc. Class A(a)(b)	1,131	49,221
Northrop Grumman Corp.	7,176	497,656
Orbital Sciences Corp.(a)	1,440	24,264
Raytheon Co.	8,727	435,041
Rockwell Collins Inc.	3,797	234,237
Teledyne Technologies Inc.(a)(b)	890	44,821
Triumph Group Inc.	471	46,902
United Technologies Corp.	22,490	1,990,590

		6,764,091
AGRICULTURE—1.92%
Alliance One International Inc.(a)(b)	2,205	7,122
Altria Group Inc.	51,436	1,358,425
Andersons Inc. (The)	468	19,773
Archer-Daniels-Midland Co.	16,728	504,349
Lorillard Inc.	3,525	383,767
Monsanto Co.	13,168	955,207
Philip Morris International Inc.	43,701	2,917,916
Reynolds American Inc.	8,332	308,700
Universal Corp.	578	21,773

		6,477,032
AIRLINES—0.10%
Alaska Air Group Inc.(a)	883	60,450
Allegiant Travel Co.(a)	388	19,206
JetBlue Airways Corp.(a)(b)	5,009	30,555
SkyWest Inc.	1,330	20,030
Southwest Airlines Co.	19,448	222,096

		352,337
APPAREL—0.74%
Carter’s Inc.(a)(b)	1,421	43,710

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Coach Inc.	7,201	460,360
Crocs Inc.(a)	2,182	56,186
Deckers Outdoor Corp.(a)	953	83,997
Guess? Inc.	1,591	66,917
Hanesbrands Inc.(a)	2,379	67,920
Iconix Brand Group Inc.(a)	1,786	43,221
K-Swiss Inc. Class A(a)	701	7,452
Liz Claiborne Inc.(a)(b)	2,331	12,471
Maidenform Brands Inc.(a)(b)	577	15,960
Nike Inc. Class B	9,318	838,434
Oxford Industries Inc.	342	11,546
Perry Ellis International Inc.(a)	317	8,004
Phillips-Van Heusen Corp.	1,660	108,680
Polo Ralph Lauren Corp.	1,585	210,187
Quiksilver Inc.(a)	3,107	14,603
SKECHERS U.S.A. Inc. Class A(a)	871	12,612
Steven Madden Ltd.(a)(b)	866	32,484
Timberland Co. Class A(a)	984	42,282
True Religion Apparel Inc.(a)	609	17,710
VF Corp.	2,157	234,164
Warnaco Group Inc. (The)(a)	1,055	55,124
Wolverine World Wide Inc.	1,229	51,311

		2,495,335
AUTO MANUFACTURERS—0.54%
Ford Motor Co.(a)	93,321	1,286,897
Oshkosh Corp.(a)	2,245	64,970
PACCAR Inc.	8,998	459,708

		1,811,575
AUTO PARTS & EQUIPMENT—0.31%
BorgWarner Inc.(a)	2,699	218,052
Goodyear Tire & Rubber Co. (The)(a)	6,012	100,821
Johnson Controls Inc.	16,656	693,889
Spartan Motors Inc.	882	4,763
Standard Motor Products Inc.	484	7,371
Superior Industries International Inc.	578	12,780

		1,037,676
BANKS—4.13%
Associated Banc-Corp	4,271	59,367
BancorpSouth Inc.	1,831	22,723
Bank Mutual Corp.	1,133	4,158
Bank of America Corp.	248,992	2,728,952
Bank of Hawaii Corp.	1,176	54,708
Bank of New York Mellon Corp. (The)	30,497	781,333
Bank of the Ozarks Inc.	312	16,243
BB&T Corp.	17,069	458,132
Boston Private Financial Holdings Inc.	1,898	12,489
Cathay General Bancorp	1,938	31,764
City Holding Co.	398	13,146
City National Corp.	1,166	63,256
Columbia Banking System Inc.	973	16,755
Comerica Inc.	4,357	150,621
Commerce Bancshares Inc.	1,899	81,657
Community Bank System Inc.	907	22,485
Cullen/Frost Bankers Inc.	1,510	85,843
East West Bancorp Inc.	3,650	73,767
F.N.B. Corp.	3,128	32,375
Fifth Third Bancorp	22,643	288,698

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

First BanCorp (Puerto Rico)(a)(b)	525	2,263
First Commonwealth Financial Corp.	2,327	13,357
First Financial Bancorp	1,436	23,967
First Financial Bankshares Inc.	775	26,699
First Horizon National Corp.	6,490	61,915
First Midwest Bancorp Inc.	1,837	22,577
FirstMerit Corp.	2,692	44,445
Fulton Financial Corp.	4,911	52,597
Glacier Bancorp Inc.	1,772	23,887
Hancock Holding Co.	1,166	36,123
Hanmi Financial Corp.(a)	3,728	3,989
Home Bancshares Inc.	541	12,789
Huntington Bancshares Inc.	21,201	139,079
Independent Bank Corp. (Massachusetts)	528	13,860
International Bancshares Corp.(b)	1,287	21,532
KeyCorp	23,430	195,172
M&T Bank Corp.	3,093	272,029
Marshall & Ilsley Corp.	13,065	104,128
Nara Bancorp Inc.(a)	937	7,618
National Penn Bancshares Inc.	2,916	23,124
NBT Bancorp Inc.	839	18,567
Northern Trust Corp.	5,960	273,922
Old National Bancorp	2,335	25,218
PacWest Bancorp	816	16,785
Pinnacle Financial Partners Inc.(a)	841	13,086
PNC Financial Services Group Inc. (The)(c)	12,927	770,578
PrivateBancorp Inc.	1,442	19,900
Prosperity Bancshares Inc.	1,156	50,656
Regions Financial Corp.	31,002	192,212
S&T Bancorp Inc.	599	11,135
Signature Bank(a)	1,019	58,287
Simmons First National Corp. Class A	427	10,957
State Street Corp.	12,366	557,583
Sterling Bancorp	762	7,231
Sterling Bancshares Inc.	2,515	20,522
SunTrust Banks Inc.	13,198	340,508
Susquehanna Bancshares Inc.	3,203	25,624
SVB Financial Group(a)	1,057	63,113
Synovus Financial Corp.	18,731	38,960
TCF Financial Corp.	3,920	54,096
Texas Capital Bancshares Inc.(a)	905	23,376
Tompkins Financial Corp.	183	7,181
TrustCo Bank Corp. NY	2,019	9,893
Trustmark Corp.	1,404	32,868
U.S. Bancorp	47,338	1,207,592
UMB Financial Corp.	739	30,949
Umpqua Holdings Corp.	2,826	32,697
United Bankshares Inc.(b)	986	24,137
United Community Banks Inc.(a)	375	3,960
Valley National Bancorp	4,186	56,971
Webster Financial Corp.	1,812	38,088
Wells Fargo & Co.	129,969	3,646,930
Westamerica Bancorporation	713	35,115
Wilshire Bancorp Inc.(a)	1,395	4,101
Wintrust Financial Corp.	862	27,739
Zions Bancorporation	4,531	108,789

		13,958,948
BEVERAGES—2.34%
Boston Beer Co. Inc. (The) Class A(a)(b)	225	20,160
Brown-Forman Corp. Class B NVS	2,541	189,787
Coca-Cola Co. (The)	56,254	3,785,332

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Coca-Cola Enterprises Inc.	8,011	233,761
Constellation Brands Inc. Class A(a)	4,410	91,816
Dr Pepper Snapple Group Inc.	5,456	228,770
Green Mountain Coffee Roasters Inc.(a)	3,078	274,742
Hansen Natural Corp.(a)	1,699	137,534
Molson Coors Brewing Co. Class B NVS	3,881	173,636
Peet’s Coffee & Tea Inc.(a)(b)	316	18,233
PepsiCo Inc.	38,841	2,735,572

		7,889,343
BIOTECHNOLOGY—1.02%
Affymetrix Inc.(a)	1,791	14,203
Amgen Inc.(a)	22,844	1,332,947
ArQule Inc.(a)	1,092	6,825
Bio-Rad Laboratories Inc. Class A(a)	479	57,174
Biogen Idec Inc.(a)	5,936	634,677
Cambrex Corp.(a)(b)	691	3,192
Celgene Corp.(a)	11,364	685,477
Charles River Laboratories International Inc.(a)	1,267	51,504
CryoLife Inc.(a)(b)	589	3,298
Enzo Biochem Inc.(a)	696	2,958
Integra LifeSciences Holdings Corp.(a)	507	24,240
Life Technologies Corp.(a)	4,406	229,420
Regeneron Pharmaceuticals Inc.(a)(b)	1,837	104,176
Savient Pharmaceuticals Inc.(a)(b)	1,802	13,497
Vertex Pharmaceuticals Inc.(a)	5,077	263,953

		3,427,541
BUILDING MATERIALS—0.12%
AAON Inc.(b)	439	9,588
Apogee Enterprises Inc.	692	8,865
Comfort Systems USA Inc.	959	10,175
Drew Industries Inc.	473	11,693
Eagle Materials Inc.	1,090	30,378
Lennox International Inc.	1,104	47,549
Martin Marietta Materials Inc.(b)	1,102	88,127
Masco Corp.	8,826	106,177
NCI Building Systems Inc.(a)	419	4,772
Quanex Building Products Corp.	914	14,980
Simpson Manufacturing Co. Inc.	988	29,512
Texas Industries Inc.	705	29,349
Universal Forest Products Inc.	468	11,213

		402,378
CHEMICALS—1.99%
A. Schulman Inc.	760	19,144
Air Products and Chemicals Inc.	5,194	496,443
Airgas Inc.	1,722	120,609
Albemarle Corp.	2,253	155,908
American Vanguard Corp.	503	6,524
Arch Chemicals Inc.	627	21,594
Ashland Inc.	1,925	124,393
Balchem Corp.	700	30,646
Cabot Corp.	1,607	64,071
CF Industries Holdings Inc.	1,762	249,623
Cytec Industries Inc.	1,213	69,371
Dow Chemical Co. (The)	28,883	1,039,788
E.I. du Pont de Nemours and Co.	22,818	1,233,313
Eastman Chemical Co.	1,751	178,725
Ecolab Inc.	5,718	322,381

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

FMC Corp.	1,768	152,083
H.B. Fuller Co.	1,239	30,256
Hawkins Inc.(b)	210	7,606
International Flavors & Fragrances Inc.	1,977	127,002
Intrepid Potash Inc.(a)(b)	1,093	35,522
Kraton Performance Polymers Inc.(a)	768	30,083
Lubrizol Corp.	1,579	212,012
Minerals Technologies Inc.	450	29,831
NewMarket Corp.	235	40,117
Olin Corp.	1,964	44,504
OM Group Inc.(a)	787	31,984
PolyOne Corp.	2,302	35,612
PPG Industries Inc.	3,898	353,899
Praxair Inc.	7,469	809,565
Quaker Chemical Corp.	311	13,376
RPM International Inc.	3,215	74,009
Sensient Technologies Corp.	1,252	46,412
Sherwin-Williams Co. (The)	2,175	182,417
Sigma-Aldrich Corp.	3,002	220,287
Stepan Co.	192	13,613
Valspar Corp. (The)	2,309	83,263
Zep Inc.	579	10,943

		6,716,929
COAL—0.33%
Alpha Natural Resources Inc.(a)	5,565	252,874
Arch Coal Inc.	5,234	139,539
CONSOL Energy Inc.	5,586	270,809
Patriot Coal Corp.(a)	2,238	49,818
Peabody Energy Corp.	6,630	390,573

		1,103,613
COMMERCIAL SERVICES—1.74%
Aaron’s Inc.	1,775	50,161
ABM Industries Inc.	1,176	27,448
Alliance Data Systems Corp.(a)(b)	1,257	118,246
American Public Education Inc.(a)	441	19,629
AMN Healthcare Services Inc.(a)	976	8,120
Apollo Group Inc. Class A(a)	3,001	131,084
Arbitron Inc.	646	26,699
Capella Education Co.(a)(b)	388	16,238
Cardtronics Inc.(a)	731	17,142
Career Education Corp.(a)(b)	1,549	32,761
CDI Corp.	351	4,665
Chemed Corp.	537	35,184
Coinstar Inc.(a)(b)	773	42,159
Consolidated Graphics Inc.(a)(b)	240	13,188
Convergys Corp.(a)(b)	2,991	40,797
CoreLogic Inc.(a)	2,690	44,950
Corinthian Colleges Inc.(a)(b)	2,290	9,755
Corporate Executive Board Co. (The)	851	37,146
Corrections Corp. of America(a)	2,601	56,312
CorVel Corp.(a)	160	7,504
Cross Country Healthcare Inc.(a)	767	5,829
Deluxe Corp.	1,301	32,148
DeVry Inc.	1,511	89,345
Equifax Inc.	3,033	105,306
Exponent Inc.(a)(b)	343	14,924
Forrester Research Inc.	391	12,887
FTI Consulting Inc.(a)(b)	1,036	39,306
Gartner Inc.(a)	2,133	85,939

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

GEO Group Inc. (The)(a)	1,598	36,802
H&R Block Inc.	7,523	120,669
Healthcare Services Group Inc.	1,636	26,585
HealthSpring Inc.(a)	1,670	77,004
Heartland Payment Systems Inc.	953	19,632
Heidrick & Struggles International Inc.	438	9,916
Hillenbrand Inc.	1,479	34,978
HMS Holdings Corp.(a)(b)	696	53,502
Insperity Inc.	588	17,411
Iron Mountain Inc.	4,946	168,609
ITT Educational Services Inc.(a)(b)	573	44,832
Kelly Services Inc. Class A(a)	697	11,500
Kendle International Inc.(a)	319	4,811
Korn/Ferry International(a)	1,158	25,464
Landauer Inc.	232	14,289
Lender Processing Services Inc.	2,152	44,998
Lincoln Educational Services Corp.	555	9,518
Live Nation Entertainment Inc.(a)	3,860	44,274
Manpower Inc.	2,026	108,695
MasterCard Inc. Class A	2,311	696,397
MAXIMUS Inc.	428	35,408
McKesson Corp.	6,184	517,292
Medifast Inc.(a)(b)	330	7,831
Midas Inc.(a)	312	1,972
Monro Muffler Brake Inc.	741	27,632
Monster Worldwide Inc.(a)(b)	3,187	46,721
Moody’s Corp.	4,837	185,499
Navigant Consulting Inc.(a)(b)	1,290	13,532
On Assignment Inc.(a)(b)	809	7,952
PAREXEL International Corp.(a)(b)	1,451	34,186
Pharmaceutical Product Development Inc.	2,791	74,910
Pre-Paid Legal Services Inc.(a)	241	16,024
Quanta Services Inc.(a)	5,326	107,585
R.R. Donnelley & Sons Co.	4,587	89,951
Rent-A-Center Inc.	1,592	48,652
Robert Half International Inc.	3,619	97,822
Rollins Inc.	1,562	31,834
SAIC Inc.(a)	6,877	115,671
Service Corp. International	5,886	68,748
SFN Group Inc.(a)	1,250	11,363
Sotheby’s	1,665	72,427
Strayer Education Inc.(b)	288	36,400
TeleTech Holdings Inc.(a)(b)	722	15,220
Towers Watson & Co. Class A	1,101	72,347
TrueBlue Inc.(a)(b)	1,092	15,812
United Rentals Inc.(a)	1,540	39,116
Universal Technical Institute Inc.	518	10,241
Viad Corp.	502	11,190
Visa Inc. Class A	11,768	991,572
Western Union Co.	15,583	312,127
Wright Express Corp.(a)(b)	952	49,571

		5,861,366
COMPUTERS—5.84%
Agilysys Inc.(a)	391	3,261
Apple Inc.(a)	22,725	7,628,101
CACI International Inc. Class A(a)	742	46,805
Cadence Design Systems Inc.(a)	6,628	69,992
CIBER Inc.(a)(b)	1,678	9,313
Cognizant Technology Solutions Corp. Class A(a)	7,464	547,410
Computer Sciences Corp.	3,822	145,083
Dell Inc.(a)	40,311	671,984

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Diebold Inc.	1,611	49,957
DST Systems Inc.	882	46,570
EMC Corp.(a)	50,555	1,392,790
FactSet Research Systems Inc.	1,121	114,701
Hewlett-Packard Co.	50,965	1,855,126
iGATE Corp.	711	11,604
Insight Enterprises Inc.(a)(b)	1,151	20,384
Integral Systems Inc.(a)	432	5,257
International Business Machines Corp.	29,764	5,106,014
Jack Henry & Associates Inc.	2,128	63,861
Lexmark International Inc. Class A(a)	1,959	57,320
LivePerson Inc.(a)	1,097	15,512
Manhattan Associates Inc.(a)(b)	536	18,460
Mentor Graphics Corp.(a)	2,738	35,074
Mercury Computer Systems Inc.(a)(b)	744	13,898
MICROS Systems Inc.(a)(b)	1,999	99,370
MTS Systems Corp.	384	16,063
NCI Inc. Class A(a)(b)	167	3,794
NCR Corp.(a)	3,881	73,312
NetApp Inc.(a)	9,059	478,134
NetScout Systems Inc.(a)(b)	847	17,694
Radiant Systems Inc.(a)(b)	842	17,598
RadiSys Corp.(a)	474	3,455
Riverbed Technology Inc.(a)	3,783	149,769
SanDisk Corp.(a)	5,875	243,812
Sigma Designs Inc.(a)	673	5,142
SRA International Inc. Class A(a)	1,065	32,930
Stratasys Inc.(a)(b)	472	15,906
Super Micro Computer Inc.(a)	603	9,702
Sykes Enterprises Inc.(a)(b)	966	20,798
Synaptics Inc.(a)(b)	844	21,725
Synopsys Inc.(a)	3,609	92,787
Teradata Corp.(a)	4,160	250,432
Tyler Technologies Inc.(a)	615	16,470
Western Digital Corp.(a)	5,728	208,385

		19,705,755
COSMETICS & PERSONAL CARE—1.78%
Avon Products Inc.	10,602	296,856
Colgate-Palmolive Co.	12,012	1,049,969
Estee Lauder Companies Inc. (The) Class A	2,810	295,584
Inter Parfums Inc.	374	8,613
Procter & Gamble Co. (The)	68,592	4,360,394

		6,011,416
DISTRIBUTION & WHOLESALE—0.34%
Brightpoint Inc.(a)	1,681	13,633
Fastenal Co.(b)	7,220	259,848
Genuine Parts Co.	3,877	210,909
Ingram Micro Inc. Class A(a)	3,981	72,215
LKQ Corp.(a)	3,596	93,820
MWI Veterinary Supply Inc.(a)	311	25,119
Owens & Minor Inc.	1,570	54,149
Pool Corp.	1,187	35,385
ScanSource Inc.(a)(b)	658	24,662
Tech Data Corp.(a)(b)	1,144	55,930
United Stationers Inc.	1,134	40,178
W.W. Grainger Inc.	1,431	219,873
Watsco Inc.	698	47,457

		1,153,178

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

DIVERSIFIED FINANCIAL SERVICES—4.84%
Affiliated Managers Group Inc.(a)	1,283	130,160
American Express Co.	25,698	1,328,587
Ameriprise Financial Inc.	5,971	344,407
BlackRock Inc.(c)	2,355	451,713
Calamos Asset Management Inc. Class A	489	7,100
Capital One Financial Corp.	11,265	582,063
Charles Schwab Corp. (The)	24,647	405,443
Citigroup Inc.	71,768	2,988,419
CME Group Inc.	1,644	479,374
Discover Financial Services	13,444	359,627
E*TRADE Financial Corp.(a)	6,204	85,615
Eaton Vance Corp.	2,924	88,393
Federated Investors Inc. Class B(b)	2,270	54,117
Franklin Resources Inc.	3,534	463,979
Goldman Sachs Group Inc. (The)	12,722	1,693,171
Greenhill & Co. Inc.(b)	628	33,799
Interactive Brokers Group Inc. Class A	1,017	15,916
IntercontinentalExchange Inc.(a)	1,812	225,974
Invesco Ltd.	11,358	265,777
Investment Technology Group Inc.(a)	1,017	14,258
Janus Capital Group Inc.	4,530	42,763
Jefferies Group Inc.	3,506	71,522
JPMorgan Chase & Co.	97,646	3,997,627
Legg Mason Inc.	3,667	120,131
Morgan Stanley	37,949	873,206
NASDAQ OMX Group Inc. (The)(a)	3,701	93,635
National Financial Partners Corp.(a)(b)	1,029	11,875
NYSE Euronext Inc.	6,452	221,110
optionsXpress Holdings Inc.	1,048	17,481
Piper Jaffray Companies Inc.(a)	385	11,092
Portfolio Recovery Associates Inc.(a)(b)	430	36,460
Raymond James Financial Inc.	2,494	80,182
SLM Corp.	12,943	217,572
Stifel Financial Corp.(a)	1,324	47,479
SWS Group Inc.	664	3,977
T. Rowe Price Group Inc.	6,359	383,702
Waddell & Reed Financial Inc. Class A	2,082	75,681
World Acceptance Corp.(a)(b)	380	24,917

		16,348,304
ELECTRIC—3.11%
AES Corp. (The)(a)	16,190	206,261
ALLETE Inc.	770	31,601
Alliant Energy Corp.	2,734	111,164
Ameren Corp.	5,943	171,396
American Electric Power Co. Inc.	11,808	444,925
Avista Corp.	1,420	36,480
Black Hills Corp.	941	28,315
CenterPoint Energy Inc.	10,485	202,885
Central Vermont Public Service Corp.	318	11,496
CH Energy Group Inc.	368	19,600
Cleco Corp.	1,503	52,380
CMS Energy Corp.	6,220	122,472
Consolidated Edison Inc.	7,163	381,358
Constellation Energy Group Inc.	4,928	187,067
Dominion Resources Inc.	14,139	682,490
DPL Inc.	2,882	86,921
DTE Energy Co.	4,174	208,783
Duke Energy Corp.	32,679	615,346
Edison International	8,017	310,659

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

El Paso Electric Co.	1,034	33,398
Entergy Corp.	4,386	299,476
Exelon Corp.	16,261	696,621
FirstEnergy Corp.	10,250	452,537
Great Plains Energy Inc.	3,351	69,466
Hawaiian Electric Industries Inc.	2,321	55,843
IDACORP Inc.	1,221	48,230
Integrys Energy Group Inc.	1,919	99,481
MDU Resources Group Inc.	4,653	104,692
NextEra Energy Inc.	10,356	595,056
Northeast Utilities	4,357	153,236
NorthWestern Corp.	888	29,402
NRG Energy Inc.(a)	5,942	146,054
NSTAR	2,553	117,387
NV Energy Inc.	5,767	88,523
OGE Energy Corp.	2,413	121,422
Pepco Holdings Inc.	5,564	109,221
PG&E Corp.	9,748	409,708
Pinnacle West Capital Corp.	2,687	119,786
PNM Resources Inc.	2,136	35,757
PPL Corp.	14,133	393,321
Progress Energy Inc.	7,259	348,505
Public Service Enterprise Group Inc.	12,390	404,410
SCANA Corp.	2,817	110,905
Southern Co.	20,861	842,367
TECO Energy Inc.	5,297	100,060
UIL Holdings Corp.	1,245	40,276
UniSource Energy Corp.	905	33,784
Westar Energy Inc.	2,802	75,402
Wisconsin Energy Corp.	5,761	180,607
Xcel Energy Inc.	11,933	289,972

		10,516,504
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
Advanced Energy Industries Inc.(a)	955	14,124
AMETEK Inc.	3,964	177,984
Belden Inc.	1,168	40,717
Emerson Electric Co.	18,468	1,038,825
Encore Wire Corp.	480	11,626
Energizer Holdings Inc.(a)	1,717	124,242
Greatbatch Inc.(a)	554	14,858
Hubbell Inc. Class B	1,473	95,671
Littelfuse Inc.	560	32,883
Molex Inc.	3,427	88,314
Powell Industries Inc.(a)	215	7,848
Vicor Corp.	484	7,826

		1,654,918
ELECTRONICS—0.94%
Agilent Technologies Inc.(a)	8,527	435,815
American Science and Engineering Inc.	224	17,920
Amphenol Corp. Class A	4,342	234,425
Analogic Corp.	309	16,250
Arrow Electronics Inc.(a)(b)	2,860	118,690
Avnet Inc.(a)	3,751	119,582
Badger Meter Inc.	382	14,130
Bel Fuse Inc. Class B	311	6,746
Benchmark Electronics Inc.(a)	1,527	25,196
Brady Corp. Class A	1,302	41,742
Checkpoint Systems Inc.(a)	899	16,074
CTS Corp.	930	8,993

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Cubic Corp.	389	19,835
Cymer Inc.(a)(b)	752	37,232
Daktronics Inc.	790	8,524
Electro Scientific Industries Inc.(a)	593	11,445
FARO Technologies Inc.(a)(b)	403	17,651
FEI Co.(a)(b)	954	36,433
FLIR Systems Inc.	3,936	132,683
Gentex Corp.	3,518	106,349
II-VI Inc.(a)(b)	1,264	32,358
Itron Inc.(a)	1,008	48,545
Jabil Circuit Inc.	4,847	97,909
LoJack Corp.(a)	472	2,058
Methode Electronics Inc.	929	10,786
Mettler-Toledo International Inc.(a)	796	134,261
National Instruments Corp.	2,210	65,615
OSI Systems Inc.(a)(b)	470	20,210
OYO Geospace Corp.(a)	108	10,800
Park Electrochemical Corp.	537	15,009
PerkinElmer Inc.	2,779	74,783
Plexus Corp.(a)(b)	930	32,373
Pulse Electronics Corp.	1,052	4,650
Rofin-Sinar Technologies Inc.(a)(b)	696	23,768
Rogers Corp.(a)(b)	394	18,203
Thermo Fisher Scientific Inc.(a)	9,406	605,652
Thomas & Betts Corp.(a)	1,292	69,574
Trimble Navigation Ltd.(a)	2,975	117,929
TTM Technologies Inc.(a)	1,082	17,334
Vishay Intertechnology Inc.(a)	4,059	61,047
Waters Corp.(a)(b)	2,252	215,607
Watts Water Technologies Inc. Class A	724	25,637
Woodward Inc.	1,458	50,826

		3,180,649
ENERGY - ALTERNATE SOURCES—0.05%
First Solar Inc.(a)(b)	1,333	176,316
Headwaters Inc.(a)	1,735	5,431

		181,747
ENGINEERING & CONSTRUCTION—0.26%
AECOM Technology Corp.(a)(b)	2,925	79,969
Dycom Industries Inc.(a)	839	13,709
EMCOR Group Inc.(a)(b)	1,591	46,632
Fluor Corp.	4,295	277,715
Granite Construction Inc.	825	20,237
Insituform Technologies Inc. Class A(a)(b)	1,002	21,012
Jacobs Engineering Group Inc.(a)	3,131	135,416
KBR Inc.	3,723	140,320
Orion Marine Group Inc.(a)	663	6,239
Shaw Group Inc. (The)(a)(b)	1,774	53,593
URS Corp.(a)	1,938	86,706

		881,548
ENTERTAINMENT—0.08%
Bally Technologies Inc.(a)(b)	1,073	43,650
DreamWorks Animation SKG Inc. Class A(a)(b)	1,749	35,155
International Game Technology	7,407	130,215
International Speedway Corp. Class A	700	19,887
Pinnacle Entertainment Inc.(a)	1,496	22,290
Scientific Games Corp. Class A(a)	1,566	16,192

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Shuffle Master Inc.(a)	1,334	12,480

		279,869
ENVIRONMENTAL CONTROL—0.34%
Calgon Carbon Corp.(a)	1,392	23,664
Clean Harbors Inc.(a)(b)	568	58,646
Darling International Inc.(a)	2,866	50,728
Mine Safety Appliances Co.	773	28,864
Republic Services Inc.	7,454	229,956
Stericycle Inc.(a)	2,116	188,578
Tetra Tech Inc.(a)	1,537	34,583
Waste Connections Inc.	2,799	88,812
Waste Management Inc.	11,615	432,891

		1,136,722
FOOD—1.92%
B&G Foods Inc. Class A	1,172	24,167
Cal-Maine Foods Inc.(b)	318	10,163
Calavo Growers Inc.	293	6,171
Campbell Soup Co.	4,499	155,440
ConAgra Foods Inc.	10,038	259,081
Corn Products International Inc.	1,880	103,926
Dean Foods Co.(a)	4,489	55,080
Diamond Foods Inc.(b)	543	41,453
Flowers Foods Inc.	2,773	61,117
General Mills Inc.	15,668	583,163
H.J. Heinz Co.	7,885	420,113
Hain Celestial Group Inc.(a)	1,071	35,729
Hershey Co. (The)	3,779	214,836
Hormel Foods Corp.	3,364	100,281
J&J Snack Foods Corp.	347	17,298
J.M. Smucker Co. (The)	2,859	218,542
Kellogg Co.	6,171	341,380
Kraft Foods Inc. Class A	43,193	1,521,689
Kroger Co. (The)	14,845	368,156
McCormick & Co. Inc. NVS	3,266	161,896
Nash-Finch Co.	322	11,531
Ralcorp Holdings Inc.(a)	1,357	117,489
Ruddick Corp.	1,057	46,022
Safeway Inc.	8,727	203,950
Sanderson Farms Inc.(b)	464	22,170
Sara Lee Corp.	14,385	273,171
Seneca Foods Corp. Class A(a)	225	5,755
Smithfield Foods Inc.(a)	4,108	89,842
Snyders-Lance Inc.	1,140	24,658
Spartan Stores Inc.	562	10,976
SUPERVALU Inc.	5,144	48,405
Sysco Corp.	14,319	446,466
Tootsie Roll Industries Inc.	616	18,024
TreeHouse Foods Inc.(a)	875	47,784
Tyson Foods Inc. Class A	7,389	143,494
United Natural Foods Inc.(a)(b)	1,189	50,735
Whole Foods Market Inc.	3,681	233,559

		6,493,712
FOREST PRODUCTS & PAPER—0.44%
Buckeye Technologies Inc.	1,005	27,115
Clearwater Paper Corp.(a)	287	19,596
Deltic Timber Corp.	266	14,282
Domtar Corp.	1,011	95,762

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

International Paper Co.	10,716	319,551
KapStone Paper and Packaging Corp.(a)	937	15,526
Louisiana-Pacific Corp.(a)(b)	3,303	26,886
MeadWestvaco Corp.	4,182	139,303
Neenah Paper Inc.	368	7,831
Plum Creek Timber Co. Inc.(b)	3,991	161,795
Potlatch Corp.	989	34,882
Rayonier Inc.(b)	2,000	130,700
Rock-Tenn Co. Class A	1,671	110,854
Schweitzer-Mauduit International Inc.	425	23,864
Temple-Inland Inc.	2,669	79,376
Wausau Paper Corp.	977	6,585
Weyerhaeuser Co.	13,191	288,355

		1,502,263
GAS—0.43%
AGL Resources Inc.	1,929	78,530
Atmos Energy Corp.	2,250	74,813
Energen Corp.	1,763	99,610
Laclede Group Inc. (The)	552	20,882
National Fuel Gas Co.	2,043	148,730
New Jersey Resources Corp.	1,020	45,502
Nicor Inc.	1,130	61,856
NiSource Inc.	6,891	139,543
Northwest Natural Gas Co.	657	29,650
Piedmont Natural Gas Co.	1,774	53,681
Sempra Energy	5,901	312,045
South Jersey Industries Inc.	738	40,081
Southern Union Co.	3,063	122,980
Southwest Gas Corp.	1,130	43,629
UGI Corp.	2,752	87,761
Vectren Corp.	2,027	56,472
WGL Holdings Inc.	1,263	48,613

		1,464,378
HAND & MACHINE TOOLS—0.18%
Kennametal Inc.	2,021	85,306
Lincoln Electric Holdings Inc.	2,056	73,708
Regal Beloit Corp.	952	63,565
Snap-on Inc.	1,441	90,034
Stanley Black & Decker Inc.	4,143	298,503

		611,116
HEALTH CARE - PRODUCTS—3.49%
Abaxis Inc.(a)	575	15,669
Align Technology Inc.(a)	1,679	38,281
Baxter International Inc.	14,013	836,436
Becton, Dickinson and Co.	5,362	462,044
Boston Scientific Corp.(a)	37,664	260,258
C.R. Bard Inc.	2,111	231,914
Cantel Medical Corp.	322	8,665
CareFusion Corp.(a)	5,507	149,625
CONMED Corp.(a)(b)	698	19,879
Cooper Companies Inc. (The)	1,157	91,681
Covidien PLC	12,171	647,862
Cyberonics Inc.(a)	596	16,658
DENTSPLY International Inc.	3,470	132,138
Edwards Lifesciences Corp.(a)	2,826	246,371
Gen-Probe Inc.(a)	1,185	81,943
Haemonetics Corp.(a)(b)	633	40,746

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Hanger Orthopedic Group Inc.(a)	792	19,380
Henry Schein Inc.(a)(b)	2,268	162,366
Hill-Rom Holdings Inc.	1,557	71,684
Hologic Inc.(a)	6,414	129,370
ICU Medical Inc.(a)	295	12,891
IDEXX Laboratories Inc.(a)(b)	1,413	109,592
Immucor Inc.(a)(b)	1,733	35,388
Intuitive Surgical Inc.(a)	968	360,202
Invacare Corp.	787	26,121
Johnson & Johnson	67,359	4,480,721
Kensey Nash Corp.(a)(b)	210	5,298
Kinetic Concepts Inc.(a)	1,518	87,482
LCA-Vision Inc.(a)	549	2,624
Masimo Corp.	1,466	43,511
Medtronic Inc.	26,274	1,012,337
Meridian Bioscience Inc.	1,011	24,375
Merit Medical Systems Inc.(a)(b)	843	15,149
Natus Medical Inc.(a)(b)	695	10,529
NuVasive Inc.(a)	974	32,025
Palomar Medical Technologies Inc.(a)(b)	440	4,963
Patterson Companies Inc.	2,362	77,686
PSS World Medical Inc.(a)	1,367	38,290
ResMed Inc.(a)(b)	3,769	116,651
St. Jude Medical Inc.	8,054	384,015
Steris Corp.	1,460	51,071
Stryker Corp.	8,211	481,904
SurModics Inc.(a)	424	4,706
Symmetry Medical Inc.(a)	912	8,181
TECHNE Corp.	915	76,284
Thoratec Corp.(a)	1,424	46,736
Varian Medical Systems Inc.(a)(b)	2,888	202,218
West Pharmaceutical Services Inc.	825	36,102
Zimmer Holdings Inc.(a)	4,704	297,293
Zoll Medical Corp.(a)(b)	540	30,596

		11,777,911
HEALTH CARE - SERVICES—1.40%
Aetna Inc.	9,296	409,861
Air Methods Corp.(a)	278	20,778
Almost Family Inc.(a)	205	5,617
Amedisys Inc.(a)(b)	726	19,333
AMERIGROUP Corp.(a)(b)	1,223	86,185
AmSurg Corp.(a)(b)	790	20,643
Bio-Reference Laboratories Inc.(a)(b)	577	12,059
Centene Corp.(a)(b)	1,232	43,773
Community Health Systems Inc.(a)	2,295	58,935
Covance Inc.(a)	1,495	88,758
Coventry Health Care Inc.(a)	3,608	131,584
DaVita Inc.(a)	2,354	203,880
Ensign Group Inc. (The)	325	9,877
Gentiva Health Services Inc.(a)(b)	754	15,706
Health Management Associates Inc. Class A(a)	6,150	66,297
Health Net Inc.(a)	2,242	71,946
Healthways Inc.(a)	892	13,540
Humana Inc.	4,150	334,241
IPC The Hospitalist Co. Inc.(a)(b)	403	18,679
Kindred Healthcare Inc.(a)	1,259	27,031
Laboratory Corp. of America Holdings(a)(b)	2,468	238,878
LHC Group Inc.(a)(b)	415	9,570
LifePoint Hospitals Inc.(a)	1,294	50,569
Lincare Holdings Inc.	2,359	69,048
Magellan Health Services Inc.(a)	769	42,095

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

MedCath Corp.(a)	327	4,444
MEDNAX Inc.(a)	1,184	85,473
Molina Healthcare Inc.(a)	633	17,167
Quest Diagnostics Inc.	3,878	229,190
Tenet Healthcare Corp.(a)	11,979	74,749
UnitedHealth Group Inc.	26,621	1,373,111
Universal Health Services Inc. Class B	2,407	124,033
WellCare Health Plans Inc.(a)	1,049	53,929
WellPoint Inc.	9,017	710,269

		4,741,248
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	4,882	166,476

		166,476
HOME BUILDERS—0.16%
D.R. Horton Inc.	6,927	79,799
KB Home	1,763	17,242
Lennar Corp. Class A	3,926	71,257
M.D.C. Holdings Inc.	933	22,989
M/I Homes Inc.(a)	461	5,652
Meritage Homes Corp.(a)	798	18,003
NVR Inc.(a)	145	105,194
Pulte Group Inc.(a)	8,303	63,601
Ryland Group Inc.	1,094	18,084
Skyline Corp.	204	3,570
Standard-Pacific Corp.(a)	2,319	7,769
Thor Industries Inc.	1,046	30,166
Toll Brothers Inc.(a)	3,609	74,851
Winnebago Industries Inc.(a)(b)	718	6,936

		525,113
HOME FURNISHINGS—0.09%
Audiovox Corp. Class A(a)(b)	474	3,583
DTS Inc.(a)	442	17,923
Ethan Allen Interiors Inc.	709	15,095
Harman International Industries Inc.	1,686	76,831
La-Z-Boy Inc.(a)	1,278	12,614
Universal Electronics Inc.(a)(b)	365	9,220
Whirlpool Corp.	1,879	152,800

		288,066
HOUSEHOLD PRODUCTS & WARES—0.52%
American Greetings Corp. Class A	996	23,944
Avery Dennison Corp.	2,604	100,592
Blyth Inc.	134	6,747
Central Garden & Pet Co. Class A(a)(b)	1,103	11,195
Church & Dwight Co. Inc.	3,481	141,120
Clorox Co. (The)	3,286	221,608
Fortune Brands Inc.	3,800	242,326
Fossil Inc.(a)(b)	1,232	145,031
Helen of Troy Ltd.(a)(b)	769	26,554
Kid Brands Inc.(a)	534	2,755
Kimberly-Clark Corp.	9,645	641,971
Prestige Brands Holdings Inc.(a)	1,229	15,780
Scotts Miracle-Gro Co. (The) Class A	1,105	56,698
Standard Register Co. (The)(b)	361	1,137
Tupperware Brands Corp.	1,547	104,345

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

WD-40 Co.	438	17,100

		1,758,903
HOUSEWARES—0.05%
National Presto Industries Inc.	129	13,092
Newell Rubbermaid Inc.	7,145	112,748
Toro Co. (The)	761	46,041

		171,881
INSURANCE—3.81%
ACE Ltd.	8,277	544,792
Aflac Inc.	11,472	535,513
Allstate Corp. (The)	12,805	390,937
American Financial Group Inc.	1,861	66,419
American International Group Inc.(a)	10,752	315,249
Amerisafe Inc.(a)	485	10,971
Aon Corp.	8,140	417,582
Arthur J. Gallagher & Co.	2,723	77,714
Aspen Insurance Holdings Ltd.	1,745	44,899
Assurant Inc.	2,379	86,286
Berkshire Hathaway Inc. Class B(a)	42,542	3,292,325
Brown & Brown Inc.	2,827	72,541
Chubb Corp. (The)	7,169	448,851
CIGNA Corp.	6,668	342,935
Cincinnati Financial Corp.	4,017	117,216
Delphi Financial Group Inc. Class A	1,353	39,521
eHealth Inc.(a)(b)	527	7,041
Employers Holdings Inc.	613	10,280
Everest Re Group Ltd.	1,338	109,382
Fidelity National Financial Inc. Class A	5,543	87,247
First American Financial Corp.	2,592	40,565
Genworth Financial Inc. Class A(a)	12,061	123,987
Hanover Insurance Group Inc. (The)	1,120	42,235
Hartford Financial Services Group Inc. (The)	10,943	288,567
HCC Insurance Holdings Inc.	2,802	88,263
Horace Mann Educators Corp.	983	15,345
Infinity Property and Casualty Corp.	306	16,726
Lincoln National Corp.	7,726	220,114
Loews Corp.	7,658	322,325
Marsh & McLennan Companies Inc.	13,418	418,507
Meadowbrook Insurance Group Inc.	1,295	12,833
Mercury General Corp.	878	34,672
MetLife Inc.	25,971	1,139,348
Navigators Group Inc. (The)(a)(b)	304	14,288
Old Republic International Corp.	6,286	73,861
Presidential Life Corp.	552	5,763
Principal Financial Group Inc.	7,919	240,896
ProAssurance Corp.(a)(b)	754	52,780
Progressive Corp. (The)	16,082	343,833
Protective Life Corp.	2,112	48,851
Prudential Financial Inc.	11,985	762,126
Reinsurance Group of America Inc.	1,817	110,583
RLI Corp.	410	25,387
Safety Insurance Group Inc.	374	15,723
Selective Insurance Group Inc.	1,331	21,655
StanCorp Financial Group Inc.	1,115	47,042
Stewart Information Services Corp.	537	5,386
Torchmark Corp.	1,874	120,198
Tower Group Inc.	1,056	25,154
Transatlantic Holdings Inc.	1,540	75,475
Travelers Companies Inc. (The)	10,280	600,146

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

United Fire & Casualty Co.	535	9,293
Unitrin Inc.	1,207	35,812
Unum Group	7,586	193,291
W.R. Berkley Corp.	2,862	92,843
XL Group PLC	7,610	167,268

		12,868,842
INTERNET—2.64%
Akamai Technologies Inc.(a)	4,602	144,825
Amazon.com Inc.(a)	8,775	1,794,400
AOL Inc.(a)(b)	2,635	52,331
Blue Coat Systems Inc.(a)	1,063	23,237
Blue Nile Inc.(a)(b)	353	15,525
comScore Inc.(a)	636	16,472
DealerTrack Holdings Inc.(a)	1,013	23,248
Digital River Inc.(a)(b)	977	31,420
eBay Inc.(a)	28,060	905,496
Equinix Inc.(a)	1,154	116,577
eResearchTechnology Inc.(a)(b)	1,100	7,007
Expedia Inc.	4,853	140,688
F5 Networks Inc.(a)	1,999	220,390
Google Inc. Class A(a)	6,177	3,127,909
InfoSpace Inc.(a)	913	8,327
j2 Global Communications Inc.(a)(b)	1,133	31,985
Liquidity Services Inc.(a)	422	9,963
Netflix Inc.(a)(b)	1,074	282,129
NutriSystem Inc.	710	9,983
PCTEL Inc.(a)(b)	589	3,817
Perficient Inc.(a)(b)	778	7,982
Priceline.com Inc.(a)(b)	1,218	623,531
Rackspace Hosting Inc.(a)	2,454	104,884
RightNow Technologies Inc.(a)(b)	575	18,630
Sourcefire Inc.(a)	688	20,447
Stamps.com Inc.	266	3,548
Symantec Corp.(a)	18,603	366,851
TIBCO Software Inc.(a)	3,985	115,645
United Online Inc.	2,253	13,586
ValueClick Inc.(a)(b)	1,939	32,187
VeriSign Inc.	4,152	138,926
Websense Inc.(a)(b)	1,013	26,308
XO Group Inc.(a)(b)	708	7,045
Yahoo! Inc.(a)	31,998	481,250

		8,926,549
INVESTMENT COMPANIES—0.02%
Apollo Investment Corp.	4,896	49,988
Prospect Capital Corp.	2,401	24,274

		74,262
IRON & STEEL—0.38%
AK Steel Holding Corp.	2,717	42,820
Allegheny Technologies Inc.	2,602	165,149
Carpenter Technology Corp.	1,085	62,583
Cliffs Natural Resources Inc.	3,565	329,584
Gibraltar Industries Inc.(a)(b)	779	8,818
Nucor Corp.	7,790	321,104
Olympic Steel Inc.	233	6,414
Reliance Steel & Aluminum Co.	1,838	91,257
Steel Dynamics Inc.	5,368	87,230

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

United States Steel Corp.	3,543	163,120

		1,278,079
LEISURE TIME—0.26%
Arctic Cat Inc.(a)	321	4,311
Brunswick Corp.	2,194	44,757
Callaway Golf Co.	1,587	9,871
Carnival Corp.	10,576	397,975
Harley-Davidson Inc.	5,823	238,568
Interval Leisure Group Inc.(a)	1,001	13,704
Life Time Fitness Inc.(a)	1,042	41,586
Multimedia Games Holding Co. Inc.(a)	712	3,240
Polaris Industries Inc.	847	94,161
WMS Industries Inc.(a)(b)	1,411	43,346

		891,519
LODGING—0.28%
Boyd Gaming Corp.(a)(b)	1,382	12,024
Marcus Corp.	589	5,819
Marriott International Inc. Class A	6,997	248,324
Monarch Casino & Resort Inc.(a)	260	2,714
Starwood Hotels & Resorts Worldwide Inc.	4,808	269,440
Wyndham Worldwide Corp.	4,189	140,960
Wynn Resorts Ltd.	1,876	269,281

		948,562
MACHINERY—1.44%
AGCO Corp.(a)	2,337	115,354
Albany International Corp. Class A	686	18,104
Applied Industrial Technologies Inc.	933	33,224
Astec Industries Inc.(a)	491	18,157
Briggs & Stratton Corp.	1,243	24,686
Bucyrus International Inc.	2,008	184,053
Cascade Corp.	229	10,894
Caterpillar Inc.	15,835	1,685,794
Cognex Corp.	1,022	36,209
Cummins Inc.	4,811	497,890
Deere & Co.	10,312	850,224
Flowserve Corp.	1,376	151,209
Gardner Denver Inc.	1,288	108,256
Gerber Scientific Inc.(a)	670	7,457
Graco Inc.	1,495	75,737
IDEX Corp.	2,041	93,580
Intermec Inc.(a)	1,235	13,634
Intevac Inc.(a)(b)	550	5,616
Joy Global Inc.	2,589	246,576
Lindsay Corp.	317	21,810
Nordson Corp.	1,682	92,258
Robbins & Myers Inc.	1,102	58,241
Rockwell Automation Inc.	3,557	308,605
Terex Corp.(a)	2,675	76,104
Wabtec Corp.	1,190	78,207
Zebra Technologies Corp. Class A(a)(b)	1,347	56,803

		4,868,682
MANUFACTURING—3.94%
3M Co.	17,460	1,656,081
A.O. Smith Corp.	832	35,194
Actuant Corp. Class A	1,691	45,369

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Acuity Brands Inc.	1,067	59,517
AptarGroup Inc.	1,648	86,256
AZZ Inc.	320	14,656
Barnes Group Inc.	1,114	27,638
Brink’s Co. (The)	1,148	34,245
Carlisle Companies Inc.	1,509	74,288
Ceradyne Inc.(a)	614	23,940
CLARCOR Inc.	1,243	58,769
Crane Co.	1,147	56,673
Danaher Corp.	13,372	708,582
Donaldson Co. Inc.	1,881	114,139
Dover Corp.	4,592	311,338
Eastman Kodak Co.(a)(b)	6,631	23,739
Eaton Corp.	8,357	429,968
EnPro Industries Inc.(a)(b)	509	24,468
ESCO Technologies Inc.	670	24,656
Federal Signal Corp.	1,531	10,043
General Electric Co.	260,613	4,915,161
Griffon Corp.(a)	1,172	11,814
Harsco Corp.	1,968	64,157
Honeywell International Inc.	19,337	1,152,292
Illinois Tool Works Inc.	12,278	693,584
Ingersoll-Rand PLC	8,108	368,184
ITT Corp.	4,537	267,365
Koppers Holdings Inc.	505	19,155
Lancaster Colony Corp.	467	28,403
Leggett & Platt Inc.	3,536	86,208
LSB Industries Inc.(a)	435	18,670
Lydall Inc.(a)	361	4,318
Matthews International Corp. Class A	687	27,583
Myers Industries Inc.	809	8,316
Pall Corp.	2,862	160,930
Parker Hannifin Corp.	3,987	357,793
Pentair Inc.	2,407	97,146
Roper Industries Inc.	2,363	196,838
SPX Corp.	1,257	103,904
Standex International Corp.	320	9,814
STR Holdings Inc.(a)(b)	1,018	15,189
Sturm, Ruger & Co. Inc.	465	10,207
Teleflex Inc.	993	60,633
Textron Inc.	6,806	160,690
Tredegar Corp.	568	10,423
Trinity Industries Inc.	1,969	68,679
Tyco International Ltd.	11,505	568,692

		13,305,707
MEDIA—2.81%
Cablevision NY Group Class A	5,673	205,419
CBS Corp. Class B NVS	16,390	466,951
Comcast Corp. Class A	67,969	1,722,334
DG FastChannel Inc.(a)	600	19,230
DIRECTV Class A(a)	18,864	958,669
Discovery Communications Inc. Series A(a)(b)	6,866	281,231
Dolan Co. (The)(a)(b)	642	5,438
E.W. Scripps Co. (The) Class A(a)	791	7,649
Gannett Co. Inc.	5,926	84,860
John Wiley & Sons Inc. Class A	1,154	60,020
McGraw-Hill Companies Inc. (The)	7,510	314,744
Meredith Corp.	898	27,955
New York Times Co. (The) Class A(a)	2,753	24,006
News Corp. Class A NVS	56,124	993,395
Scholastic Corp.	593	15,774

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Scripps Networks Interactive Inc. Class A	2,237	109,345
Time Warner Cable Inc.	8,258	644,454
Time Warner Inc.	26,309	956,858
Viacom Inc. Class B NVS	14,369	732,819
Walt Disney Co. (The)	46,444	1,813,174
Washington Post Co. (The) Class B	125	52,369

		9,496,694
METAL FABRICATE & HARDWARE—0.27%
A.M. Castle & Co.(a)	414	6,877
CIRCOR International Inc.	432	18,503
Commercial Metals Co.	2,842	40,783
Haynes International Inc.	299	18,517
Kaydon Corp.	814	30,378
Lawson Products Inc.	125	2,459
Mueller Industries Inc.	933	35,370
Precision Castparts Corp.	3,540	582,861
Timken Co. (The)	2,003	100,951
Valmont Industries Inc.	527	50,797
Worthington Industries Inc.	1,373	31,716

		919,212
MINING—0.78%
Alcoa Inc.	26,172	415,088
AMCOL International Corp.	628	23,965
Century Aluminum Co.(a)	1,389	21,738
Compass Minerals International Inc.	805	69,286
Freeport-McMoRan Copper & Gold Inc.	23,276	1,231,301
Kaiser Aluminum Corp.	361	19,718
Materion Corp.(a)	503	18,596
Newmont Mining Corp.	12,121	654,170
RTI International Metals Inc.(a)	744	28,547
Titanium Metals Corp.	2,220	40,670
Vulcan Materials Co.	3,157	121,639

		2,644,718
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	696	13,447

		13,447
OFFICE & BUSINESS EQUIPMENT—0.14%
Pitney Bowes Inc.	5,024	115,502
Xerox Corp.	34,534	359,499

		475,001
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	1,432	38,979
HNI Corp.	1,067	26,803
Interface Inc. Class A	1,613	31,244

		97,026
OIL & GAS—8.99%
Anadarko Petroleum Corp.	12,224	938,314
Apache Corp.	9,422	1,162,581
Atwood Oceanics Inc.(a)	1,389	61,297
Bill Barrett Corp.(a)	1,163	53,905
Cabot Oil & Gas Corp.	2,565	170,085

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Chesapeake Energy Corp.	16,194	480,800
Chevron Corp.	49,400	5,080,296
Cimarex Energy Co.	2,108	189,551
Comstock Resources Inc.(a)	1,163	33,483
ConocoPhillips	34,734	2,611,650
Contango Oil & Gas Co.(a)(b)	318	18,584
Denbury Resources Inc.(a)	9,791	195,820
Devon Energy Corp.	10,393	819,072
Diamond Offshore Drilling Inc.	1,713	120,612
EOG Resources Inc.	6,591	689,089
EQT Corp.	3,683	193,431
Exxon Mobil Corp.	121,054	9,851,375
Forest Oil Corp.(a)	2,765	73,853
Frontier Oil Corp.	2,582	83,424
GeoResources Inc.(a)	434	9,761
Gulfport Energy Corp.(a)(b)	907	26,929
Helmerich & Payne Inc.	2,636	174,292
Hess Corp.	7,417	554,495
HollyFrontier Corp.	1,318	91,469
Marathon Oil Corp.	17,495	921,637
Murphy Oil Corp.	4,767	313,001
Nabors Industries Ltd.(a)	7,082	174,501
Newfield Exploration Co.(a)	3,259	221,677
Noble Corp.	6,215	244,933
Noble Energy Inc.	4,319	387,112
Northern Oil and Gas Inc.(a)(b)	1,338	29,637
Occidental Petroleum Corp.	19,974	2,078,095
Patterson-UTI Energy Inc.	3,808	120,371
Penn Virginia Corp.	1,126	14,874
Petroleum Development Corp.(a)	578	17,288
PetroQuest Energy Inc.(a)	1,370	9,617
Pioneer Drilling Co.(a)	1,325	20,193
Pioneer Natural Resources Co.	2,878	257,782
Plains Exploration & Production Co.(a)	3,459	131,857
QEP Resources Inc.	4,356	182,212
Quicksilver Resources Inc.(a)	2,914	43,011
Range Resources Corp.	3,959	219,725
Rowan Companies Inc.(a)	3,141	121,902
SM Energy Co.	1,545	113,527
Southwestern Energy Co.(a)	8,514	365,080
Stone Energy Corp.(a)(b)	1,208	36,711
Sunoco Inc.	2,985	124,504
Swift Energy Co.(a)	1,046	38,984
Tesoro Corp.(a)	3,543	81,170
Unit Corp.(a)	972	59,224
Valero Energy Corp.	14,054	359,361

		30,372,154
OIL & GAS SERVICES—2.11%
Baker Hughes Inc.	10,676	774,651
Basic Energy Services Inc.(a)(b)	585	18,410
Cameron International Corp.(a)	5,995	301,489
CARBO Ceramics Inc.	468	76,261
Dresser-Rand Group Inc.(a)(b)	1,977	106,264
Dril-Quip Inc.(a)(b)	849	57,588
Exterran Holdings Inc.(a)	1,575	31,232
FMC Technologies Inc.(a)(b)	5,923	265,291
Gulf Island Fabrication Inc.	354	11,427
Halliburton Co.	22,482	1,146,582
Helix Energy Solutions Group Inc.(a)(b)	2,613	43,271
Hornbeck Offshore Services Inc.(a)(b)	561	15,427
ION Geophysical Corp.(a)	3,841	36,336

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Lufkin Industries Inc.	751	64,624
Matrix Service Co.(a)	598	8,001
National Oilwell Varco Inc.	10,392	812,758
Oceaneering International Inc.	2,675	108,337
Oil States International Inc.(a)(b)	1,262	100,846
Schlumberger Ltd.	33,344	2,880,922
SEACOR Holdings Inc.	534	53,379
Superior Energy Services Inc.(a)	1,963	72,906
Tetra Technologies Inc.(a)(b)	1,822	23,194
Tidewater Inc.	1,287	69,253
World Fuel Services Corp.	1,745	62,698

		7,141,147
PACKAGING & CONTAINERS—0.21%
Ball Corp.	4,140	159,224
Bemis Co. Inc.	2,547	86,038
Greif Inc. Class A	768	49,943
Owens-Illinois Inc.(a)	4,013	103,576
Packaging Corp. of America	2,472	69,191
Sealed Air Corp.	3,947	93,899
Silgan Holdings Inc.	1,209	49,533
Sonoco Products Co.	2,457	87,322

		698,726
PHARMACEUTICALS—4.91%
Abbott Laboratories	38,192	2,009,663
Allergan Inc.	7,474	622,210
AmerisourceBergen Corp.	6,752	279,533
Bristol-Myers Squibb Co.	41,916	1,213,887
Cardinal Health Inc.	8,585	389,931
Catalyst Health Solutions Inc.(a)	1,215	67,821
Cephalon Inc.(a)(b)	1,896	151,490
Cubist Pharmaceuticals Inc.(a)	1,494	53,769
Eli Lilly and Co.	25,029	939,338
Emergent BioSolutions Inc.(a)	543	12,245
Endo Pharmaceuticals Holdings Inc.(a)	2,872	115,368
Express Scripts Inc.(a)(b)	13,003	701,902
Forest Laboratories Inc.(a)(b)	7,043	277,072
Gilead Sciences Inc.(a)	19,335	800,662
Hi-Tech Pharmacal Co. Inc.(a)(b)	233	6,741
Hospira Inc.(a)	4,135	234,289
Mead Johnson Nutrition Co. Class A	5,036	340,182
Medco Health Solutions Inc.(a)	9,808	554,348
Medicines Co. (The)(a)(b)	1,312	21,661
Medicis Pharmaceutical Corp. Class A	1,522	58,095
Merck & Co. Inc.	75,845	2,676,570
Mylan Inc.(a)	10,826	267,077
Neogen Corp.(a)(b)	573	25,905
Omnicare Inc.	2,858	91,142
Par Pharmaceutical Companies Inc.(a)(b)	892	29,418
Perrigo Co.	2,057	180,749
PetMed Express Inc.	596	7,063
Pfizer Inc.	194,156	3,999,614
PharMerica Corp.(a)	706	9,009
Questcor Pharmaceuticals Inc.(a)(b)	1,529	36,849
Salix Pharmaceuticals Ltd.(a)	1,421	56,598
United Therapeutics Corp.(a)	1,260	69,426
VCA Antech Inc.(a)	2,143	45,432
ViroPharma Inc.(a)(b)	1,872	34,632
Watson Pharmaceuticals Inc.(a)	3,117	214,231

		16,593,922

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

PIPELINES—0.45%
El Paso Corp.	18,828	380,325
ONEOK Inc.	2,614	193,462
Questar Corp.	4,331	76,702
Spectra Energy Corp.	16,007	438,752
Williams Companies Inc. (The)	14,423	436,296

		1,525,537
REAL ESTATE—0.09%
CB Richard Ellis Group Inc. Class A(a)	7,162	179,838
Forestar Group Inc.(a)(b)	927	15,230
Jones Lang LaSalle Inc.	1,063	100,241

		295,309
REAL ESTATE INVESTMENT TRUSTS—2.24%
Acadia Realty Trust	994	20,208
Alexandria Real Estate Equities Inc.	1,522	117,833
Apartment Investment and Management Co. Class A	2,945	75,186
AvalonBay Communities Inc.	2,152	276,317
BioMed Realty Trust Inc.	3,235	62,241
Boston Properties Inc.	3,564	378,354
BRE Properties Inc. Class A	1,810	90,283
Camden Property Trust	1,730	110,063
Cedar Shopping Centers Inc.	1,134	5,840
Colonial Properties Trust	2,093	42,697
Corporate Office Properties Trust	1,752	54,505
Cousins Properties Inc.	2,401	20,505
DiamondRock Hospitality Co.	4,125	44,261
Duke Realty Corp.	6,226	87,226
EastGroup Properties Inc.	654	27,802
Entertainment Properties Trust	1,150	53,705
Equity One Inc.	1,526	28,445
Equity Residential	7,220	433,200
Essex Property Trust Inc.	805	108,908
Extra Space Storage Inc.	2,306	49,187
Federal Realty Investment Trust	1,534	130,666
Franklin Street Properties Corp.	1,746	22,541
Getty Realty Corp.	616	15,542
HCP Inc.	9,940	364,699
Health Care REIT Inc.	4,356	228,385
Healthcare Realty Trust Inc.	1,788	36,886
Highwoods Properties Inc.	1,644	54,466
Home Properties Inc.	963	58,627
Hospitality Properties Trust	2,975	72,144
Host Hotels & Resorts Inc.(b)	16,911	286,641
Inland Real Estate Corp.	1,903	16,804
Kilroy Realty Corp.	1,447	57,142
Kimco Realty Corp.	10,029	186,941
Kite Realty Group Trust	1,567	7,804
LaSalle Hotel Properties(b)	2,080	54,787
Lexington Realty Trust(b)	3,340	30,494
Liberty Property Trust	2,823	91,973
LTC Properties Inc.(b)	748	20,809
Macerich Co. (The)	3,226	172,591
Mack-Cali Realty Corp.	2,143	70,590
Medical Properties Trust Inc.	2,753	31,660
Mid-America Apartment Communities Inc.	904	60,993
National Retail Properties Inc.	2,095	51,348
Nationwide Health Properties Inc.	3,122	129,282
Omega Healthcare Investors Inc.	2,504	52,609

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Parkway Properties Inc.	541	9,229
Pennsylvania Real Estate Investment Trust(b)	1,416	22,231
Post Properties Inc.	1,228	50,053
ProLogis Inc.	11,163	400,082
PS Business Parks Inc.	463	25,511
Public Storage	3,425	390,484
Realty Income Corp.	3,126	104,690
Regency Centers Corp.	2,210	97,174
Saul Centers Inc.	283	11,142
Senior Housing Properties Trust(b)	3,732	87,366
Simon Property Group Inc.	7,206	837,553
SL Green Realty Corp.	2,038	168,889
Sovran Self Storage Inc.	682	27,962
Tanger Factory Outlet Centers Inc.	2,034	54,450
Taubman Centers Inc.	1,387	82,110
UDR Inc.(b)	4,677	114,820
Universal Health Realty Income Trust(b)	301	12,034
Urstadt Biddle Properties Inc. Class A(b)	560	10,142
Ventas Inc.	4,029	212,369
Vornado Realty Trust	4,014	374,025
Weingarten Realty Investors	2,979	74,952

		7,560,458
RETAIL—5.88%
99 Cents Only Stores(a)(b)	1,163	23,539
Abercrombie & Fitch Co. Class A	2,157	144,346
Advance Auto Parts Inc.	1,889	110,488
Aeropostale Inc.(a)	2,008	35,140
American Eagle Outfitters Inc.	4,803	61,238
ANN Inc.(a)	1,283	33,486
Ascena Retail Group Inc.(a)	1,697	57,783
AutoNation Inc.(a)(b)	1,522	55,720
AutoZone Inc.(a)	623	183,692
Barnes & Noble Inc.	965	16,000
Bed Bath & Beyond Inc.(a)	6,140	358,392
Best Buy Co. Inc.	7,952	249,772
Big 5 Sporting Goods Corp.	584	4,590
Big Lots Inc.(a)	1,853	61,427
Biglari Holdings Inc.(a)	35	13,687
BJ’s Restaurants Inc.(a)	564	29,531
BJ’s Wholesale Club Inc.(a)	1,348	67,872
Bob Evans Farms Inc.	727	25,423
Brinker International Inc.	2,085	50,999
Brown Shoe Co. Inc.(b)	1,102	11,736
Buckle Inc. (The)	653	27,883
Buffalo Wild Wings Inc.(a)	452	29,972
Cabela’s Inc.(a)	1,030	27,965
California Pizza Kitchen Inc.(a)	606	11,193
CarMax Inc.(a)	5,566	184,068
Casey’s General Stores Inc.	935	41,140
Cash America International Inc.	725	41,956
Cato Corp. (The) Class A	727	20,938
CEC Entertainment Inc.	503	20,175
Cheesecake Factory Inc. (The)(a)	1,438	45,110
Chico’s FAS Inc.	4,299	65,474
Children’s Place Retail Stores Inc. (The)(a)	637	28,340
Chipotle Mexican Grill Inc.(a)(b)	767	236,382
Christopher & Banks Corp.	931	5,353
Coldwater Creek Inc.(a)	1,532	2,145
Collective Brands Inc.(a)	1,522	22,358
Copart Inc.(a)	1,463	68,176
Costco Wholesale Corp.	10,731	871,786

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Cracker Barrel Old Country Store Inc.	566	27,909
CVS Caremark Corp.	33,316	1,252,015
Darden Restaurants Inc.	3,362	167,293
Dick’s Sporting Goods Inc.(a)	2,229	85,705
DineEquity Inc.(a)	393	20,542
Dollar Tree Inc.(a)	3,014	200,793
EZCORP Inc.(a)(b)	1,222	43,473
Family Dollar Stores Inc.	3,014	158,416
Finish Line Inc. (The) Class A	1,357	29,040
First Cash Financial Services Inc.(a)(b)	772	32,416
Foot Locker Inc.	3,792	90,098
Fred’s Inc. Class A	969	13,983
GameStop Corp. Class A(a)(b)	3,486	92,972
Gap Inc. (The)	9,632	174,339
Genesco Inc.(a)	584	30,426
Group 1 Automotive Inc.	582	23,967
Haverty Furniture Companies Inc.	458	5,272
Hibbett Sports Inc.(a)	673	27,398
Home Depot Inc. (The)	39,123	1,417,035
Hot Topic Inc.	1,220	9,077
HSN Inc.(a)	966	31,801
J. Crew Group Inc. Escrow(a)(d)	1,605	—
J.C. Penney Co. Inc.	5,255	181,508
Jack in the Box Inc.(a)	1,225	27,906
Jos. A. Bank Clothiers Inc.(a)	681	34,057
Kirkland’s Inc.(a)	307	3,690
Kohl’s Corp.	6,879	344,019
Limited Brands Inc.	6,216	239,005
Lithia Motors Inc. Class A	540	10,600
Lowe’s Companies Inc.	31,985	745,570
Lumber Liquidators Holdings Inc.(a)(b)	578	14,681
Macy’s Inc.	10,517	307,517
MarineMax Inc.(a)	573	5,019
McDonald’s Corp.	25,496	2,149,823
Men’s Wearhouse Inc. (The)	1,269	42,765
Movado Group Inc.	429	7,340
MSC Industrial Direct Co. Inc. Class A	1,114	73,869
Nordstrom Inc.	4,135	194,097
O’Charley’s Inc.(a)(b)	553	4,042
O’Reilly Automotive Inc.(a)(b)	3,398	222,603
Office Depot Inc.(a)	7,149	30,169
OfficeMax Inc.(a)(b)	2,119	16,634
P.F. Chang’s China Bistro Inc.	563	22,655
Panera Bread Co. Class A(a)	750	94,245
Papa John’s International Inc.(a)(b)	495	16,464
Pep Boys-Manny, Moe & Jack (The)	1,356	14,821
PetSmart Inc.	2,795	126,809
RadioShack Corp.	2,614	34,792
Red Robin Gourmet Burgers Inc.(a)	376	13,679
Regis Corp.	1,424	21,816
Ross Stores Inc.	2,883	230,986
Ruby Tuesday Inc.(a)	1,604	17,291
rue21 Inc.(a)(b)	370	12,025
Ruth’s Hospitality Group Inc.(a)(b)	763	4,280
Saks Inc.(a)(b)	3,885	43,395
School Specialty Inc.(a)	333	4,792
Sears Holdings Corp.(a)(b)	1,062	75,869
Select Comfort Corp.(a)	1,363	24,507
Sonic Automotive Inc.	814	11,925
Sonic Corp.(a)	1,601	17,019
Stage Stores Inc.	888	14,918
Staples Inc.	17,576	277,701
Starbucks Corp.	18,406	726,853

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Stein Mart Inc.	692	6,671
Target Corp.	16,931	794,233
Texas Roadhouse Inc.	1,380	24,198
Tiffany & Co.	3,148	247,181
TJX Companies Inc. (The)	9,467	497,302
Tractor Supply Co.	1,770	118,378
Tuesday Morning Corp.(a)	696	3,236
Under Armour Inc. Class A(a)	879	67,955
Urban Outfitters Inc.(a)(b)	3,070	86,421
Vitamin Shoppe Inc.(a)	634	29,012
Wal-Mart Stores Inc.	46,931	2,493,913
Walgreen Co.	22,492	955,010
Wendy’s/Arby’s Group Inc. Class A	7,952	40,317
Williams-Sonoma Inc.	2,547	92,940
Yum! Brands Inc.	11,428	631,283
Zale Corp.(a)(b)	571	3,198
Zumiez Inc.(a)(b)	520	12,984

		19,845,233
SAVINGS & LOANS—0.18%
Astoria Financial Corp.	2,039	26,079
Brookline Bancorp Inc.	885	8,204
Dime Community Bancshares Inc.	701	10,192
First Niagara Financial Group Inc.	7,473	98,644
Hudson City Bancorp Inc.	13,027	106,691
New York Community Bancorp Inc.	10,729	160,828
People’s United Financial Inc.	9,253	124,360
Provident Financial Services Inc.	1,277	18,287
Washington Federal Inc.	2,678	43,999

		597,284
SEMICONDUCTORS—2.58%
Advanced Micro Devices Inc.(a)(b)	14,234	99,496
Altera Corp.	7,885	365,470
Analog Devices Inc.	7,385	289,049
Applied Materials Inc.	32,424	421,836
Atmel Corp.(a)	11,275	158,639
ATMI Inc.(a)(b)	760	15,527
Broadcom Corp. Class A(a)	11,681	392,949
Brooks Automation Inc.(a)	1,630	17,702
Cabot Microelectronics Corp.(a)(b)	580	26,953
CEVA Inc.(a)(b)	568	17,301
Cirrus Logic Inc.(a)	1,663	26,442
Cohu Inc.	554	7,263
Cree Inc.(a)(b)	2,697	90,592
Cypress Semiconductor Corp.(a)	4,178	88,323
Diodes Inc.(a)	904	23,594
DSP Group Inc.(a)(b)	577	5,020
Entropic Communications Inc.(a)	1,746	15,522
Exar Corp.(a)(b)	1,097	6,944
Fairchild Semiconductor International Inc.(a)	3,130	52,302
Hittite Microwave Corp.(a)(b)	591	36,589
Integrated Device Technology Inc.(a)	3,652	28,705
Intel Corp.	130,284	2,887,093
International Rectifier Corp.(a)	1,719	48,080
Intersil Corp. Class A	3,142	40,375
KLA-Tencor Corp.	4,138	167,506
Kopin Corp.(a)(b)	1,724	8,120
Kulicke and Soffa Industries Inc.(a)	1,774	19,762
Lam Research Corp.(a)	3,068	135,851
Linear Technology Corp.	5,613	185,341

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

LSI Corp.(a)	14,848	105,718
MEMC Electronic Materials Inc.(a)	5,596	47,734
Micrel Inc.	1,241	13,130
Microchip Technology Inc.	4,695	177,987
Micron Technology Inc.(a)	21,187	158,479
Microsemi Corp.(a)(b)	2,129	43,644
MKS Instruments Inc.	1,288	34,029
Monolithic Power Systems Inc.(a)(b)	845	13,030
Nanometrics Inc.(a)	424	8,052
National Semiconductor Corp.	5,943	146,257
Novellus Systems Inc.(a)(b)	2,201	79,544
NVIDIA Corp.(a)	14,795	235,758
Pericom Semiconductor Corp.(a)(b)	617	5,516
Power Integrations Inc.(b)	685	26,325
QLogic Corp.(a)	2,582	41,105
Rovi Corp.(a)	2,783	159,633
Rudolph Technologies Inc.(a)(b)	780	8,354
Semtech Corp.(a)(b)	1,608	43,963
Silicon Laboratories Inc.(a)(b)	1,097	45,262
Skyworks Solutions Inc.(a)	4,589	105,455
Standard Microsystems Corp.(a)	537	14,494
Supertex Inc.(a)	347	7,773
Teradyne Inc.(a)	4,570	67,636
Tessera Technologies Inc.(a)	1,233	21,134
Texas Instruments Inc.	28,528	936,574
TriQuint Semiconductor Inc.(a)	4,047	41,239
Ultratech Inc.(a)(b)	595	18,076
Varian Semiconductor Equipment Associates Inc.(a)	1,859	114,217
Veeco Instruments Inc.(a)(b)	1,002	48,507
Volterra Semiconductor Corp.(a)(b)	605	14,919
Xilinx Inc.	6,547	238,769

		8,700,659
SHIPBUILDING—0.01%
Huntington Ingalls Industries Inc.(a)	1,188	40,986

		40,986
SOFTWARE—4.11%
ACI Worldwide Inc.(a)	824	27,827
Acxiom Corp.(a)	2,027	26,574
Adobe Systems Inc.(a)	12,354	388,533
Advent Software Inc.(a)	801	22,564
Allscripts Healthcare Solutions Inc.(a)	4,695	91,177
ANSYS Inc.(a)(b)	2,263	123,718
Autodesk Inc.(a)	5,691	219,673
Automatic Data Processing Inc.	12,268	646,278
Avid Technology Inc.(a)	698	13,150
Blackbaud Inc.	1,068	29,605
BMC Software Inc.(a)	4,359	238,437
Bottomline Technologies Inc.(a)	839	20,732
Broadridge Financial Solutions Inc.	3,030	72,932
CA Inc.	9,355	213,668
Cerner Corp.(a)(b)	3,556	217,307
Citrix Systems Inc.(a)	4,600	368,000
CommVault Systems Inc.(a)	1,063	47,250
Computer Programs and Systems Inc.	273	17,330
Compuware Corp.(a)	5,435	53,046
Concur Technologies Inc.(a)	1,124	56,279
CSG Systems International Inc.(a)(b)	853	15,764
Digi International Inc.(a)(b)	589	7,657
Dun & Bradstreet Corp. (The)	1,209	91,328

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Ebix Inc.(a)(b)	983	18,726
Electronic Arts Inc.(a)	8,157	192,505
EPIQ Systems Inc.	777	11,049
Fair Isaac Corp.	982	29,656
Fidelity National Information Services Inc.	6,632	204,199
Fiserv Inc.(a)	3,539	221,648
Global Payments Inc.	1,973	100,623
Informatica Corp.(a)(b)	2,595	151,626
Interactive Intelligence Inc.(a)(b)	346	12,127
Intuit Inc.(a)	6,699	347,410
JDA Software Group Inc.(a)	1,043	32,218
ManTech International Corp. Class A(b)	566	25,142
Microsoft Corp.	182,355	4,741,230
MicroStrategy Inc. Class A(a)(b)	203	33,024
Monotype Imaging Holdings Inc.(a)(b)	697	9,849
MSCI Inc. Class A(a)	2,961	111,571
Omnicell Inc.(a)	816	12,721
Oracle Corp.	95,751	3,151,165
Parametric Technology Corp.(a)	2,931	67,208
Paychex Inc.	7,937	243,825
Progress Software Corp.(a)(b)	1,652	39,863
Quality Systems Inc.	475	41,468
Quest Software Inc.(a)	1,501	34,118
Red Hat Inc.(a)	4,757	218,346
Salesforce.com Inc.(a)	2,952	439,789
SEI Investments Co.	3,560	80,136
Smith Micro Software Inc.(a)	582	2,450
Solera Holdings Inc.	1,744	103,175
Synchronoss Technologies Inc.(a)	592	18,784
SYNNEX Corp.(a)(b)	591	18,735
Take-Two Interactive Software Inc.(a)	2,136	32,638
Taleo Corp. Class A(a)	1,004	37,178
THQ Inc.(a)	1,791	6,483
Total System Services Inc.	3,988	74,097

		13,873,611
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	1,106	23,436

		23,436
TELECOMMUNICATIONS—4.86%
ADTRAN Inc.	1,594	61,704
American Tower Corp. Class A(a)	9,762	510,845
Anixter International Inc.	707	46,195
ARRIS Group Inc.(a)(b)	2,986	34,667
AT&T Inc.	145,524	4,570,909
Atlantic Tele-Network Inc.(b)	222	8,516
Black Box Corp.	469	14,666
Cbeyond Inc.(a)(b)	771	10,200
CenturyLink Inc.	14,738	595,857
Ciena Corp.(a)(b)	2,355	43,285
Cincinnati Bell Inc.(a)	5,109	16,962
Cisco Systems Inc.	135,150	2,109,691
Comtech Telecommunications Corp.	665	18,647
Corning Inc.	38,550	699,682
EMS Technologies Inc.(a)	396	13,056
Frontier Communications Corp.	24,528	197,941
General Communication Inc. Class A(a)	939	11,334
Harmonic Inc.(a)(b)	2,461	17,793
Harris Corp.	3,100	139,686
JDS Uniphase Corp.(a)	5,594	93,196

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Juniper Networks Inc.(a)	13,055	411,232
LogMeIn Inc.(a)	396	15,274
MetroPCS Communications Inc.(a)	6,543	112,605
Motorola Mobility Holdings Inc.(a)	7,245	159,680
Motorola Solutions Inc.(a)	8,314	382,776
NETGEAR Inc.(a)(b)	892	38,998
Network Equipment Technologies Inc.(a)(b)	713	1,569
NeuStar Inc. Class A(a)	1,709	44,776
Neutral Tandem Inc.(a)	799	13,919
Newport Corp.(a)(b)	918	16,680
Novatel Wireless Inc.(a)	783	4,291
NTELOS Holdings Corp.	773	15,785
Oplink Communications Inc.(a)	516	9,613
Plantronics Inc.	1,162	42,448
Polycom Inc.(a)(b)	2,170	139,531
QUALCOMM Inc.	41,024	2,329,753
RF Micro Devices Inc.(a)	6,824	41,763
Sprint Nextel Corp.(a)	73,256	394,850
Symmetricom Inc.(a)	1,060	6,180
Tekelec(a)	1,683	15,366
Telephone and Data Systems Inc.	2,247	69,837
Tellabs Inc.	8,954	41,278
tw telecom inc.(a)(b)	3,713	76,228
USA Mobility Inc.	569	8,683
Verizon Communications Inc.	69,517	2,588,118
ViaSat Inc.(a)(b)	1,029	44,525
Windstream Corp.	12,513	162,168

		16,402,758
TEXTILES—0.07%
Cintas Corp.	3,116	102,922
G&K Services Inc. Class A	461	15,609
Mohawk Industries Inc.(a)	1,390	83,386
UniFirst Corp.	357	20,060

		221,977
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	3,358	147,517
JAKKS Pacific Inc.(a)(b)	691	12,721
Mattel Inc.	8,567	235,507

		395,745
TRANSPORTATION—1.95%
Alexander & Baldwin Inc.	1,018	49,027
Arkansas Best Corp.	627	14,879
Bristow Group Inc.	903	46,071
C.H. Robinson Worldwide Inc.	4,017	316,700
Con-way Inc.	1,366	53,015
CSX Corp.	27,091	710,326
Expeditors International of Washington Inc.	5,216	267,007
FedEx Corp.	7,751	735,182
Forward Air Corp.	724	24,464
Heartland Express Inc.	1,221	20,220
Hub Group Inc. Class A(a)(b)	924	34,798
J.B. Hunt Transport Services Inc.	2,134	100,490
Kansas City Southern Industries Inc.(a)	2,698	160,072
Kirby Corp.(a)(b)	1,323	74,974
Knight Transportation Inc.	1,557	26,453
Landstar System Inc.	1,180	54,846
Norfolk Southern Corp.	8,670	649,643

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

June 30, 2011

Old Dominion Freight Line Inc.(a)(b)	1,062	39,613
Overseas Shipholding Group Inc.	649	17,484
Ryder System Inc.	1,265	71,915
Union Pacific Corp.	12,053	1,258,333
United Parcel Service Inc. Class B	24,233	1,767,313
UTi Worldwide Inc.	2,504	49,304
Werner Enterprises Inc.	1,094	27,405

		6,569,534

TRUCKING & LEASING—0.01%
GATX Corp.	1,143	42,428

		42,428

WATER—0.03%
American States Water Co.	440	15,251
Aqua America Inc.	3,387	74,446

		89,697

TOTAL COMMON STOCKS
(Cost: $318,269,662)		337,179,618

SHORT-TERM INVESTMENTS—2.48%

MONEY MARKET FUNDS—2.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(e)(f)	7,551,943	7,551,943
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(e)(f)	634,592	634,592
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(e)	191,678	191,678

		8,378,213

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,378,213)		8,378,213

TOTAL INVESTMENTS IN SECURITIES—102.33%
(Cost: $326,647,875)		345,557,831
Other Assets, Less Liabilities—(2.33)%		(7,872,935)

NET ASSETS—100.00%		$337,684,896

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING— 0.16%
Interpublic Group of Companies Inc. (The)	1,121,033	$14,012,913
Omnicom Group Inc.	644,884	31,057,613

		45,070,526
AEROSPACE & DEFENSE—2.12%
Boeing Co. (The)	1,693,543	125,203,634
General Dynamics Corp.	853,357	63,592,164
Goodrich Corp.	286,454	27,356,357
L-3 Communications Holdings Inc.	243,435	21,288,391
Lockheed Martin Corp.	653,290	52,896,891
Northrop Grumman Corp.	671,474	46,566,722
Raytheon Co.	817,050	40,729,942
Rockwell Collins Inc.	353,395	21,800,938
United Technologies Corp.	2,099,536	185,829,931

		585,264,970
AGRICULTURE—2.17%
Altria Group Inc.	4,802,092	126,823,250
Archer-Daniels-Midland Co.	1,564,548	47,171,122
Lorillard Inc.	329,651	35,889,104
Monsanto Co.	1,229,502	89,188,075
Philip Morris International Inc.	4,079,535	272,390,552
Reynolds American Inc.	775,517	28,732,905

		600,195,008
AIRLINES—0.07%
Southwest Airlines Co.	1,816,106	20,739,931

		20,739,931
APPAREL—0.59%
Coach Inc.	673,522	43,058,261
Nike Inc. Class B	870,111	78,292,588
Polo Ralph Lauren Corp.	147,507	19,560,903
VF Corp.	200,760	21,794,506

		162,706,258
AUTO MANUFACTURERS—0.59%
Ford Motor Co.(a)	8,712,758	120,148,933
PACCAR Inc.	838,356	42,831,608
		162,980,541
AUTO PARTS & EQUIPMENT—0.27%
Goodyear Tire & Rubber Co. (The)(a)	560,038	9,391,837
Johnson Controls Inc.	1,556,303	64,835,583

		74,227,420
BANKS—4.15%
Bank of America Corp.	23,244,284	254,757,353
Bank of New York Mellon Corp. (The)	2,848,421	72,976,546

Schedule of Investments (Unaudited) (Continued)

ISHARES® S&P 500 INDEX FUND

June 30, 2011

BB&T Corp.	1,597,637	42,880,577
Comerica Inc.	405,489	14,017,755
Fifth Third Bancorp	2,107,489	26,870,485
First Horizon National Corp.	604,080	5,762,923
Huntington Bancshares Inc.	1,980,574	12,992,565
KeyCorp	2,181,099	18,168,555
M&T Bank Corp.	287,867	25,317,903
Marshall & Ilsley Corp.	1,216,063	9,692,022
Northern Trust Corp.	554,673	25,492,771
PNC Financial Services Group Inc. (The)(b)	1,207,266	71,965,126
Regions Financial Corp.	2,882,241	17,869,894
State Street Corp.	1,156,225	52,134,185
SunTrust Banks Inc.	1,231,580	31,774,764
U.S. Bancorp	4,419,601	112,744,022
Wells Fargo & Co.	12,132,825	340,447,069
Zions Bancorporation(c)	421,672	10,124,345

		1,145,988,860
BEVERAGES—2.51%
Brown-Forman Corp. Class B NVS	236,469	17,661,870
Coca-Cola Co. (The)	5,251,377	353,365,158
Coca-Cola Enterprises Inc.	745,591	21,756,345
Constellation Brands Inc. Class A(a)	410,459	8,545,756
Dr Pepper Snapple Group Inc.	507,800	21,292,054
Molson Coors Brewing Co. Class B NVS	364,515	16,308,401
PepsiCo Inc.	3,625,920	255,373,546

		694,303,130
BIOTECHNOLOGY—0.97%
Amgen Inc.(a)	2,132,728	124,444,679
Biogen Idec Inc.(a)	554,294	59,265,114
Celgene Corp.(a)	1,061,640	64,038,125
Life Technologies Corp.(a)	410,063	21,351,980

		269,099,898
BUILDING MATERIALS—0.04%
Masco Corp.	821,453	9,882,080

		9,882,080
CHEMICALS—1.85%
Air Products and Chemicals Inc.	486,089	46,460,387
Airgas Inc.	160,246	11,223,630
CF Industries Holdings Inc.	163,973	23,230,055
Dow Chemical Co. (The)	2,696,707	97,081,452
E.I. du Pont de Nemours and Co.	2,130,389	115,147,525
Eastman Chemical Co.	162,977	16,635,062
Ecolab Inc.	532,190	30,004,872
FMC Corp.	164,549	14,154,505
International Flavors & Fragrances Inc.	184,395	11,845,535
PPG Industries Inc.	362,793	32,937,977
Praxair Inc.	697,508	75,602,892
Sherwin-Williams Co. (The)	202,712	17,001,455
Sigma-Aldrich Corp.	279,408	20,502,959

		511,828,306
COAL—0.31%
Alpha Natural Resources Inc.(a)	519,692	23,614,805
CONSOL Energy Inc.	519,903	25,204,897

Peabody Energy Corp.	621,048	36,585,938

85,405,640

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2011

COMMERCIAL SERVICES—1.28%
Apollo Group Inc. Class A(a)	279,354	12,202,183
DeVry Inc.	140,447	8,304,631
Equifax Inc.	282,324	9,802,289
H&R Block Inc.	700,219	11,231,513
Iron Mountain Inc.	460,355	15,693,502
MasterCard Inc. Class A	215,997	65,088,536
McKesson Corp.	578,357	48,379,563
Monster Worldwide Inc.(a)(c)	296,649	4,348,874
Moody’s Corp.	454,629	17,435,022
Quanta Services Inc.(a)(c)	495,684	10,012,817
R.R. Donnelley & Sons Co.	430,239	8,436,987
Robert Half International Inc.	336,827	9,104,434
SAIC Inc.(a)(c)	640,068	10,765,944
Visa Inc. Class A	1,098,743	92,580,085
Western Union Co.	1,450,376	29,051,031

		352,437,411
COMPUTERS—6.28%
Apple Inc.(a)	2,121,327	712,065,834
Cognizant Technology Solutions Corp. Class A(a)(c)	697,917	51,185,233
Computer Sciences Corp.	355,752	13,504,346
Dell Inc.(a)	3,766,250	62,783,387
EMC Corp.(a)(c)	4,719,920	130,033,796
Hewlett-Packard Co.	4,757,970	173,190,108
International Business Machines Corp.	2,778,396	476,633,834
Lexmark International Inc. Class A(a)(c)	181,753	5,318,093
NetApp Inc.(a)	843,863	44,539,089
SanDisk Corp.(a)	546,801	22,692,242
Teradata Corp.(a)(c)	387,222	23,310,764
Western Digital Corp.(a)	533,122	19,394,978

		1,734,651,704
COSMETICS & PERSONAL CARE—2.03%
Avon Products Inc.	986,826	27,631,128
Colgate-Palmolive Co.	1,121,489	98,029,353
Estee Lauder Companies Inc. (The) Class A	261,547	27,512,129
Procter & Gamble Co. (The)	6,403,019	407,039,918

		560,212,528
DISTRIBUTION & WHOLESALE—0.23%
Fastenal Co.(c)	676,385	24,343,096
Genuine Parts Co.	360,895	19,632,688
W.W. Grainger Inc.	133,479	20,509,049

		64,484,833
DIVERSIFIED FINANCIAL SERVICES—5.30%
American Express Co.	2,399,145	124,035,796
Ameriprise Financial Inc.	555,774	32,057,044
BlackRock Inc.(b)	220,500	42,294,105
Capital One Financial Corp.	1,053,185	54,418,069
Charles Schwab Corp. (The)	2,297,568	37,794,994
Citigroup Inc.	6,699,757	278,977,881
CME Group Inc.	153,839	44,857,914
Discover Financial Services	1,251,306	33,472,435

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2011

E*TRADE Financial Corp.(a)	577,439	7,968,658
Federated Investors Inc. Class B(c)	213,568	5,091,461
Franklin Resources Inc.	330,809	43,431,914
Goldman Sachs Group Inc. (The)	1,187,652	158,064,605
IntercontinentalExchange Inc.(a)(c)	168,639	21,030,970
Invesco Ltd.	1,059,957	24,802,994
Janus Capital Group Inc.	427,111	4,031,928
JPMorgan Chase & Co.	9,115,355	373,182,634
Legg Mason Inc.	341,288	11,180,595
Morgan Stanley	3,543,343	81,532,322
NASDAQ OMX Group Inc. (The)(a)	344,498	8,715,799
NYSE Euronext Inc.	600,548	20,580,780
SLM Corp.	1,209,865	20,337,831
T. Rowe Price Group Inc.	595,856	35,953,951

		1,463,814,680
ELECTRIC—3.14%
AES Corp. (The)(a)	1,506,838	19,197,116
Ameren Corp.	553,190	15,954,000
American Electric Power Co. Inc.	1,105,194	41,643,710
CenterPoint Energy Inc.	975,861	18,882,910
CMS Energy Corp.	578,889	11,398,324
Consolidated Edison Inc.(c)	671,150	35,732,026
Constellation Energy Group Inc.	460,385	17,476,215
Dominion Resources Inc.	1,320,846	63,757,236
DTE Energy Co.	388,458	19,430,669
Duke Energy Corp.	3,053,972	57,506,293
Edison International	747,380	28,960,975
Entergy Corp.	408,252	27,875,447
Exelon Corp.	1,519,455	65,093,452
FirstEnergy Corp.	959,355	42,355,523
Integrys Energy Group Inc.	178,599	9,258,572
NextEra Energy Inc.	967,943	55,618,005
Northeast Utilities	405,502	14,261,505
NRG Energy Inc.(a)	553,053	13,594,043
Pepco Holdings Inc.	517,891	10,166,200
PG&E Corp.	912,869	38,367,884
Pinnacle West Capital Corp.	250,080	11,148,566
PPL Corp.	1,323,926	36,844,861
Progress Energy Inc.	675,619	32,436,468
Public Service Enterprise Group Inc.	1,160,505	37,878,883
SCANA Corp.(c)	262,203	10,322,932
Southern Co.	1,947,823	78,653,093
TECO Energy Inc.	493,040	9,313,526
Wisconsin Energy Corp.	536,210	16,810,184
Xcel Energy Inc.	1,110,659	26,989,014

		866,927,632
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
Emerson Electric Co.	1,724,266	96,989,962
Molex Inc.(c)	318,935	8,218,955

		105,208,917
ELECTRONICS—0.61%
Agilent Technologies Inc.(a)	798,379	40,805,151
Amphenol Corp. Class A	404,093	21,816,981
FLIR Systems Inc.	366,308	12,348,243
Jabil Circuit Inc.	451,118	9,112,583
PerkinElmer Inc.	258,670	6,960,810
Thermo Fisher Scientific Inc.(a)	879,170	56,609,756
Waters Corp.(a)(c)	210,197	20,124,261

		167,777,785

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2011

ENERGY - ALTERNATE SOURCES—0.06%
First Solar Inc.(a)(c)	124,521	16,470,393

		16,470,393
ENGINEERING & CONSTRUCTION—0.14%
Fluor Corp.	399,797	25,850,874
Jacobs Engineering Group Inc.(a)(c)	290,903	12,581,555

		38,432,429
ENTERTAINMENT—0.04%
International Game Technology	687,946	12,094,091

		12,094,091
ENVIRONMENTAL CONTROL—0.29%
Republic Services Inc.	695,976	21,470,860
Stericycle Inc.(a)(c)	196,929	17,550,312
Waste Management Inc.	1,087,783	40,541,672

		79,562,844
FOOD—1.94%
Campbell Soup Co.(c)	418,698	14,466,016
ConAgra Foods Inc.	937,966	24,208,903
Dean Foods Co.(a)(c)	420,231	5,156,234
General Mills Inc.	1,464,445	54,506,643
H.J. Heinz Co.	738,230	39,332,895
Hershey Co. (The)	351,745	19,996,703
Hormel Foods Corp.	318,520	9,495,081
J.M. Smucker Co. (The)	266,074	20,338,697
Kellogg Co.	574,375	31,774,425
Kraft Foods Inc. Class A	4,032,439	142,062,826
Kroger Co. (The)	1,391,213	34,502,082
McCormick & Co. Inc. NVS	303,944	15,066,504
Safeway Inc.	812,281	18,983,007
Sara Lee Corp.	1,342,185	25,488,093
SUPERVALU Inc.(c)	486,676	4,579,621
Sysco Corp.	1,338,462	41,733,245
Tyson Foods Inc. Class A	687,750	13,356,105
Whole Foods Market Inc.	342,613	21,738,795

		536,785,875
FOREST PRODUCTS & PAPER—0.31%
International Paper Co.	1,003,050	29,910,951
MeadWestvaco Corp.	389,237	12,965,484
Plum Creek Timber Co. Inc.(c)	371,465	15,059,191
Weyerhaeuser Co.	1,235,467	27,007,309

		84,942,935
GAS—0.17%
Nicor Inc.	103,843	5,684,366
NiSource Inc.	641,347	12,987,277
Sempra Energy	549,280	29,045,926

		47,717,569

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2011

HAND & MACHINE TOOLS—0.13%
Snap-on Inc.	133,501	8,341,143
Stanley Black & Decker Inc.	385,623	27,784,137

		36,125,280
HEALTH CARE - PRODUCTS—3.47%
Baxter International Inc.	1,308,413	78,099,172
Becton, Dickinson and Co.	501,789	43,239,158
Boston Scientific Corp.(a)	3,505,604	24,223,724
C.R. Bard Inc.	196,486	21,585,952
CareFusion Corp.(a)	512,555	13,926,119
Covidien PLC(c)	1,137,182	60,532,198
DENTSPLY International Inc.	322,912	12,296,489
Edwards Lifesciences Corp.(a)(c)	263,067	22,934,181
Intuitive Surgical Inc.(a)	90,132	33,539,018
Johnson & Johnson	6,287,986	418,276,829
Medtronic Inc.	2,453,061	94,516,440
Patterson Companies Inc.	219,865	7,231,360
St. Jude Medical Inc.	754,357	35,967,742
Stryker Corp.	765,462	44,924,965
Varian Medical Systems Inc.(a)(c)	268,809	18,822,006
Zimmer Holdings Inc.(a)(c)	440,357	27,830,562

		957,945,915
HEALTH CARE - SERVICES—1.25%
Aetna Inc.	870,548	38,382,461
Coventry Health Care Inc.(a)	340,025	12,400,712
DaVita Inc.(a)(c)	219,081	18,974,605
Humana Inc.	386,294	31,112,119
Laboratory Corp. of America Holdings(a)(c)	229,852	22,247,375
Quest Diagnostics Inc.	360,959	21,332,677
Tenet Healthcare Corp.(a)	1,122,995	7,007,489
UnitedHealth Group Inc.	2,485,332	128,193,424
WellPoint Inc.	842,244	66,343,560

		345,994,422
HOLDING COMPANIES - DIVERSIFIED—0.06%
Leucadia National Corp.	454,418	15,495,654

		15,495,654
HOME BUILDERS—0.07%
D.R. Horton Inc.	644,700	7,426,944
Lennar Corp. Class A	368,762	6,693,030
Pulte Group Inc.(a)	772,757	5,919,319

		20,039,293
HOME FURNISHINGS—0.08%
Harman International Industries Inc.	160,324	7,305,965
Whirlpool Corp.	174,858	14,219,452

		21,525,417
HOUSEHOLD PRODUCTS & WARES—0.41%
Avery Dennison Corp.	242,370	9,362,753
Clorox Co. (The)(c)	305,847	20,626,322
Fortune Brands Inc.	353,648	22,552,133
Kimberly-Clark Corp.	901,230	59,985,869

		112,527,077

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2011

HOUSEWARES — 0.04%
Newell Rubbermaid Inc.	667,984	10,540,788

		10,540,788
INSURANCE—3.86%
ACE Ltd.	773,991	50,944,088
Aflac Inc.	1,072,877	50,081,898
Allstate Corp. (The)	1,199,642	36,625,070
American International Group Inc.(a)	1,000,730	29,341,404
Aon Corp.	758,237	38,897,558
Assurant Inc.	221,381	8,029,489
Berkshire Hathaway Inc. Class B(a)	3,971,380	307,345,098
Chubb Corp. (The)	671,074	42,015,943
CIGNA Corp.	620,675	31,921,315
Cincinnati Financial Corp.	373,927	10,911,190
Genworth Financial Inc. Class A(a)	1,125,315	11,568,238
Hartford Financial Services Group Inc. (The)	1,021,427	26,935,030
Lincoln National Corp.	719,062	20,486,076
Loews Corp.	712,732	29,998,890
Marsh & McLennan Companies Inc.	1,256,500	39,190,235
MetLife Inc.	2,424,757	106,374,090
Principal Financial Group Inc.	737,095	22,422,430
Progressive Corp. (The)	1,499,552	32,060,422
Prudential Financial Inc.	1,119,429	71,184,490
Torchmark Corp.	174,472	11,190,634
Travelers Companies Inc. (The)	960,854	56,094,657
Unum Group	706,057	17,990,332
XL Group PLC	709,768	15,600,701

		1,067,209,278
INTERNET—2.78%
Akamai Technologies Inc.(a)	428,302	13,478,664
Amazon.com Inc.(a)	819,183	167,514,732
eBay Inc.(a)	2,620,001	84,547,432
Expedia Inc.(c)	457,770	13,270,752
F5 Networks Inc.(a)	186,072	20,514,438
Google Inc. Class A(a)	576,584	291,970,606
Netflix Inc.(a)(c)	99,942	26,253,764
Priceline.com Inc.(a)(c)	113,882	58,299,612
Symantec Corp.(a)	1,733,170	34,178,113
VeriSign Inc.	386,472	12,931,353
Yahoo! Inc.(a)	2,988,855	44,952,379

		767,911,845
IRON & STEEL—0.34%
AK Steel Holding Corp.	252,930	3,986,177
Allegheny Technologies Inc.	243,430	15,450,502
Cliffs Natural Resources Inc.	331,826	30,677,313
Nucor Corp.	725,022	29,885,407
United States Steel Corp.(c)	329,795	15,183,762

		95,183,161
LEISURE TIME—0.21%
Carnival Corp.	990,712	37,280,493
Harley-Davidson Inc.	541,997	22,205,617

		59,486,110

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2011

LODGING—0.31%
Marriott International Inc. Class A	651,248	23,112,792
Starwood Hotels & Resorts Worldwide Inc.	447,515	25,078,741
Wyndham Worldwide Corp.	389,939	13,121,447
Wynn Resorts Ltd.	174,578	25,058,926

		86,371,906
MACHINERY—1.26%
Caterpillar Inc.	1,478,340	157,384,076
Cummins Inc.	450,173	46,588,404
Deere & Co.	962,783	79,381,458
Flowserve Corp.	128,072	14,073,832
Joy Global Inc.	240,961	22,949,126
Rockwell Automation Inc.	331,018	28,719,122

		349,096,018
MANUFACTURING—4.07%
3M Co.	1,630,020	154,607,397
Danaher Corp.	1,249,113	66,190,498
Dover Corp.	428,010	29,019,078
Eaton Corp.	782,702	40,270,018
General Electric Co.	24,328,130	458,828,532
Honeywell International Inc.	1,805,338	107,580,091
Illinois Tool Works Inc.	1,147,076	64,798,323
Ingersoll-Rand PLC	759,886	34,506,423
ITT Corp.	422,301	24,886,198
Leggett & Platt Inc.	327,804	7,991,862
Pall Corp.	266,376	14,978,323
Parker Hannifin Corp.	372,007	33,383,908
Roper Industries Inc.	219,988	18,325,000
Textron Inc.(c)	633,486	14,956,604
Tyco International Ltd.	1,075,720	53,172,840

		1,123,495,095
MEDIA—3.16%
Cablevision NY Group Class A	527,996	19,118,735
CBS Corp. Class B NVS	1,534,149	43,707,905
Comcast Corp. Class A	6,345,458	160,793,906
DIRECTV Class A(a)	1,761,233	89,505,861
Discovery Communications Inc. Series A(a)(c)	638,999	26,173,399
Gannett Co. Inc.	551,524	7,897,824
McGraw-Hill Companies Inc. (The)	698,974	29,294,000
News Corp. Class A NVS	5,242,009	92,783,559
Scripps Networks Interactive Inc. Class A	208,250	10,179,260
Time Warner Cable Inc.	771,678	60,221,751
Time Warner Inc.	2,456,389	89,338,868
Viacom Inc. Class B NVS	1,342,221	68,453,271
Walt Disney Co. (The)	4,335,882	169,272,833
Washington Post Co. (The) Class B(c)	11,829	4,955,760

		871,696,932
METAL FABRICATE & HARDWARE—0.20%
Precision Castparts Corp.	330,042	54,341,415

		54,341,415

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2011

MINING— 0.83%
Alcoa Inc.	2,440,086	38,699,764
Freeport-McMoRan Copper & Gold Inc.	2,173,071	114,955,456
Newmont Mining Corp.	1,132,498	61,120,917
Titanium Metals Corp.	206,663	3,786,066
Vulcan Materials Co.(c)	296,165	11,411,238

		229,973,441
OFFICE & BUSINESS EQUIPMENT—0.16%
Pitney Bowes Inc.	467,615	10,750,469
Xerox Corp.	3,214,224	33,460,072

		44,210,541

OIL & GAS—9.83%
Anadarko Petroleum Corp.	1,141,284	87,604,960
Apache Corp.	879,599	108,533,721
Cabot Oil & Gas Corp.	239,623	15,889,401
Chesapeake Energy Corp.	1,508,645	44,791,670
Chevron Corp.	4,611,421	474,238,536
ConocoPhillips	3,242,492	243,802,973
Denbury Resources Inc.(a)(c)	911,313	18,226,260
Devon Energy Corp.	970,336	76,472,180
Diamond Offshore Drilling Inc.(c)	159,456	11,227,297
EOG Resources Inc.	615,783	64,380,113
EQT Corp.	342,771	18,002,333
Exxon Mobil Corp.	11,300,096	919,601,812
Helmerich & Payne Inc.	245,387	16,224,988
Hess Corp.	693,616	51,854,732
Marathon Oil Corp.	1,633,492	86,052,359
Murphy Oil Corp.	443,692	29,132,817
Nabors Industries Ltd.(a)	659,189	16,242,417
Newfield Exploration Co.(a)	303,366	20,634,955
Noble Corp.(c)	578,462	22,797,187
Noble Energy Inc.	404,803	36,282,493
Occidental Petroleum Corp.	1,864,671	194,000,371
Pioneer Natural Resources Co.	267,829	23,989,444
QEP Resources Inc.	405,459	16,960,350
Range Resources Corp.(c)	368,483	20,450,807
Rowan Companies Inc.(a)	292,380	11,347,268
Southwestern Energy Co.(a)(c)	798,050	34,220,384
Sunoco Inc.	277,820	11,587,872
Tesoro Corp.(a)	329,800	7,555,718
Valero Energy Corp.	1,308,120	33,448,628

		2,715,554,046
OIL & GAS SERVICES—2.09%
Baker Hughes Inc.	997,019	72,343,699
Cameron International Corp.(a)	562,084	28,267,204
FMC Technologies Inc.(a)(c)	551,284	24,692,010
Halliburton Co.	2,098,967	107,047,317
National Oilwell Varco Inc.	970,512	75,903,743
Schlumberger Ltd.	3,112,714	268,938,490

		577,192,463
PACKAGING & CONTAINERS—0.15%
Ball Corp.	385,283	14,817,984
Bemis Co. Inc.	241,632	8,162,329
Owens-Illinois Inc.(a)	376,207	9,709,903
Sealed Air Corp.	367,384	8,740,065

		41,430,281

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2011

PHARMACEUTICALS—5.30%
Abbott Laboratories	3,565,417	187,612,243
Allergan Inc.	699,164	58,205,403
AmerisourceBergen Corp.	628,463	26,018,368
Bristol-Myers Squibb Co.	3,913,402	113,332,122
Cardinal Health Inc.	804,219	36,527,627
Cephalon Inc.(a)(c)	176,450	14,098,355
Eli Lilly and Co.	2,336,914	87,704,382
Express Scripts Inc.(a)(c)	1,214,526	65,560,113
Forest Laboratories Inc.(a)(c)	656,426	25,823,799
Gilead Sciences Inc.(a)	1,805,443	74,763,395
Hospira Inc.(a)(c)	384,851	21,805,658
Mead Johnson Nutrition Co. Class A	468,735	31,663,049
Medco Health Solutions Inc.(a)	917,110	51,835,057
Merck & Co. Inc.	7,080,401	249,867,351
Mylan Inc.(a)	1,007,616	24,857,887
Pfizer Inc.	18,124,617	373,367,110
Watson Pharmaceuticals Inc.(a)(c)	290,144	19,941,597

		1,462,983,516
PIPELINES—0.49%
El Paso Corp.	1,763,951	35,631,810
ONEOK Inc.	245,729	18,186,403
Spectra Energy Corp.	1,491,065	40,870,092
Williams Companies Inc. (The)	1,349,176	40,812,574

		135,500,879
REAL ESTATE—0.06%
CB Richard Ellis Group Inc. Class A(a)	669,564	16,812,752

		16,812,752
REAL ESTATE INVESTMENT TRUSTS—1.50%
Apartment Investment and Management Co. Class A	274,155	6,999,177
AvalonBay Communities Inc.	200,300	25,718,520
Boston Properties Inc.	333,989	35,456,272
Equity Residential	675,900	40,554,000
HCP Inc.(c)	931,389	34,172,663
Health Care REIT Inc.	405,457	21,258,111
Host Hotels & Resorts Inc.	1,574,017	26,679,588
Kimco Realty Corp.	933,469	17,399,862
ProLogis Inc.	1,041,924	37,342,556
Public Storage	320,970	36,593,790
Simon Property Group Inc.	672,806	78,200,241
Ventas Inc.(c)	374,963	19,764,300
Vornado Realty Trust	376,133	35,048,073

		415,187,153
RETAIL—5.75%
Abercrombie & Fitch Co. Class A	201,100	13,457,612
AutoNation Inc.(a)(c)	145,876	5,340,520
AutoZone Inc.(a)(c)	57,993	17,099,236
Bed Bath & Beyond Inc.(a)	571,476	33,357,054
Best Buy Co. Inc.	740,092	23,246,290
Big Lots Inc.(a)	172,421	5,715,756
CarMax Inc.(a)	518,076	17,132,773

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2011

Chipotle Mexican Grill Inc.(a)(c)	71,383	21,999,527
Costco Wholesale Corp.	1,002,119	81,412,148
CVS Caremark Corp.	3,110,432	116,890,035
Darden Restaurants Inc.	312,963	15,573,039
Family Dollar Stores Inc.	280,537	14,745,025
GameStop Corp. Class A(a)(c)	324,467	8,653,535
Gap Inc. (The)	896,471	16,226,125
Home Depot Inc. (The)	3,652,502	132,293,622
J.C. Penney Co. Inc.	489,075	16,892,650
Kohl’s Corp.	644,811	32,246,998
Limited Brands Inc.	578,569	22,245,978
Lowe’s Companies Inc.	2,986,848	69,623,427
Macy’s Inc.	978,976	28,625,258
McDonald’s Corp.	2,380,134	200,692,899
Nordstrom Inc.	384,889	18,066,690
O’Reilly Automotive Inc.(a)(c)	316,270	20,718,848
Ross Stores Inc.	268,274	21,494,113
Sears Holdings Corp.(a)(c)	98,834	7,060,701
Staples Inc.	1,635,913	25,847,425
Starbucks Corp.	1,719,518	67,903,766
Target Corp.	1,580,842	74,157,298
Tiffany & Co.	292,952	23,002,591
TJX Companies Inc. (The)	885,693	46,525,453
Urban Outfitters Inc.(a)(c)	285,739	8,043,553
Wal-Mart Stores Inc.	4,381,199	232,816,915
Walgreen Co.	2,100,004	89,166,170
Yum! Brands Inc.	1,067,973	58,994,828

		1,587,267,858
SAVINGS & LOANS—0.08%
Hudson City Bancorp Inc.	1,208,214	9,895,273
People’s United Financial Inc.	863,871	11,610,426

		21,505,699
SEMICONDUCTORS—2.37%
Advanced Micro Devices Inc.(a)(c)	1,324,836	9,260,604
Altera Corp.	739,151	34,259,649
Analog Devices Inc.	687,349	26,902,840
Applied Materials Inc.	3,023,966	39,341,798
Broadcom Corp. Class A(a)	1,094,491	36,818,677
Intel Corp.	12,162,418	269,519,183
KLA-Tencor Corp.	385,144	15,590,629
Linear Technology Corp.	522,395	17,249,483
LSI Corp.(a)(c)	1,389,318	9,891,944
MEMC Electronic Materials Inc.(a)	528,561	4,508,625
Microchip Technology Inc.(c)	436,956	16,565,002
Micron Technology Inc.(a)	1,975,682	14,778,101
National Semiconductor Corp.	553,174	13,613,612
Novellus Systems Inc.(a)(c)	204,866	7,403,857
NVIDIA Corp.(a)(c)	1,377,017	21,942,766
Teradyne Inc.(a)(c)	425,388	6,295,742
Texas Instruments Inc.	2,663,648	87,447,564
Xilinx Inc.	609,318	22,221,828

		653,611,904
SOFTWARE—4.15%
Adobe Systems Inc.(a)	1,157,203	36,394,034
Autodesk Inc.(a)	529,785	20,449,701
Automatic Data Processing Inc.	1,146,290	60,386,557
BMC Software Inc.(a)	405,688	22,191,134

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2011

CA Inc.	870,733	19,887,542
Cerner Corp.(a)(c)	331,856	20,279,720
Citrix Systems Inc.(a)(c)	431,233	34,498,640
Compuware Corp.(a)	500,643	4,886,276
Dun & Bradstreet Corp. (The)	113,332	8,561,099
Electronic Arts Inc.(a)	762,611	17,997,620
Fidelity National Information Services Inc.	617,278	19,005,990
Fiserv Inc.(a)	329,437	20,632,639
Intuit Inc.(a)	627,634	32,549,099
Microsoft Corp.	17,022,858	442,594,308
Oracle Corp.	8,938,527	294,166,924
Paychex Inc.	738,745	22,694,246
Red Hat Inc.(a)(c)	442,773	20,323,281
Salesforce.com Inc.(a)(c)	276,428	41,182,243
Total System Services Inc.	371,225	6,897,360

		1,145,578,413

TELECOMMUNICATIONS—5.24%
American Tower Corp. Class A(a)	909,838	47,611,823
AT&T Inc.	13,584,656	426,694,045
CenturyLink Inc.	1,377,590	55,695,964
Cisco Systems Inc.	12,617,044	196,952,057
Corning Inc.	3,601,263	65,362,923
Frontier Communications Corp.	2,282,943	18,423,350
Harris Corp.	291,789	13,148,012
JDS Uniphase Corp.(a)(c)	520,684	8,674,595
Juniper Networks Inc.(a)(c)	1,222,819	38,518,798
MetroPCS Communications Inc.(a)(c)	608,994	10,480,787
Motorola Mobility Holdings Inc.(a)	676,665	14,913,697
Motorola Solutions Inc.(a)	778,869	35,859,129
QUALCOMM Inc.	3,829,774	217,492,865
Sprint Nextel Corp.(a)	6,862,745	36,990,196
Tellabs Inc.	833,373	3,841,850
Verizon Communications Inc.	6,489,697	241,611,419
Windstream Corp.	1,169,846	15,161,204

		1,447,432,714
TEXTILES—0.03%
Cintas Corp.	289,995	9,578,535

		9,578,535
TOYS, GAMES & HOBBIES—0.13%
Hasbro Inc.	312,524	13,729,179
Mattel Inc.	797,335	21,918,739

		35,647,918
TRANSPORTATION—1.95%
C.H. Robinson Worldwide Inc.	373,861	29,475,201
CSX Corp.	2,529,674	66,328,052
Expeditors International of Washington Inc.	487,170	24,938,232
FedEx Corp.	724,111	68,681,929
Norfolk Southern Corp.	810,246	60,711,733
Ryder System Inc.	117,774	6,695,452
Union Pacific Corp.	1,125,223	117,473,281

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

June 30, 2011

United Parcel Service Inc. Class B	2,262,314	164,990,560

		539,294,440

TOTAL COMMON STOCKS		27,572,962,353
(Cost: $28,494,928,933)

SHORT-TERM INVESTMENTS—2.77%

MONEY MARKET FUNDS—2.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(b)(d)(e)	691,365,994	691,365,994
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(b)(d)(e)	58,095,735	58,095,735
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(b)(d)	14,840,705	14,840,705

		764,302,434

TOTAL SHORT-TERM INVESTMENTS
(Cost: $764,302,434)		764,302,434

TOTAL INVESTMENTS IN SECURITIES—102.58%
(Cost: $29,259,231,367)		28,337,264,787
Other Assets, Less Liabilities—(2.58)%		(713,571,188)

NET ASSETS—100.00%		$27,623,693,599

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS— 99.84%

ADVERTISING— 0.23%
Interpublic Group of Companies Inc. (The)	514,211	$6,427,638
Omnicom Group Inc.	183,395	8,832,303

		15,259,941
AEROSPACE & DEFENSE—2.12%
Boeing Co. (The)	466,091	34,458,108
General Dynamics Corp.	219,195	16,334,411
Goodrich Corp.	131,388	12,547,554
Raytheon Co.	179,891	8,967,566
Rockwell Collins Inc.	162,100	9,999,949
United Technologies Corp.	625,976	55,405,136

		137,712,724
AGRICULTURE—2.80%
Altria Group Inc.	770,939	20,360,499
Lorillard Inc.	68,040	7,407,515
Monsanto Co.	310,182	22,500,602
Philip Morris International Inc.	1,871,259	124,943,964
Reynolds American Inc.	181,421	6,721,648

		181,934,228
AIRLINES—0.07%
Southwest Airlines Co.	424,844	4,851,718

		4,851,718
APPAREL—1.08%
Coach Inc.	308,932	19,750,023
Nike Inc. Class B	399,105	35,911,468
Polo Ralph Lauren Corp.	67,666	8,973,188
VF Corp.	53,415	5,798,732

		70,433,411
AUTO MANUFACTURERS—0.63%
Ford Motor Co.(a)	2,357,927	32,515,813
PACCAR Inc.	165,353	8,447,885

		40,963,698
BANKS—1.29%
Huntington Bancshares Inc.	281,623	1,847,447
KeyCorp	210,093	1,750,074
Northern Trust Corp.	89,054	4,092,922
Wells Fargo & Co.	2,726,965	76,518,638

		84,209,081
BEVERAGES—4.72%
Brown-Forman Corp. Class B NVS	108,464	8,101,176
Coca-Cola Co. (The)	2,408,773	162,086,335
Coca-Cola Enterprises Inc.	341,995	9,979,414
Dr Pepper Snapple Group Inc.	232,916	9,766,168
PepsiCo Inc.	1,663,172	117,137,204

		307,070,297

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2011

BIOTECHNOLOGY—1.49%
Amgen Inc.(a)	528,264	30,824,204
Biogen Idec Inc.(a)(b)	254,249	27,184,303
Celgene Corp.(a)	486,961	29,373,488
Life Technologies Corp.(a)	188,094	9,794,055

		97,176,050
CHEMICALS—2.21%
Air Products and Chemicals Inc.	122,633	11,721,262
Airgas Inc.	48,518	3,398,201
CF Industries Holdings Inc.	75,213	10,655,426
E.I. du Pont de Nemours and Co.	576,544	31,162,203
Eastman Chemical Co.	38,122	3,891,113
Ecolab Inc.	244,102	13,762,471
FMC Corp.	75,482	6,492,962
International Flavors & Fragrances Inc.	84,580	5,433,419
PPG Industries Inc.	99,842	9,064,655
Praxair Inc.	319,947	34,679,055
Sherwin-Williams Co. (The)	47,416	3,976,780
Sigma-Aldrich Corp.	128,156	9,404,087

		143,641,634
COAL—0.55%
Alpha Natural Resources Inc.(a)	162,098	7,365,733
CONSOL Energy Inc.	238,466	11,560,832
Peabody Energy Corp.	284,870	16,781,692

		35,708,257
COMMERCIAL SERVICES—1.71%
Apollo Group Inc. Class A(a)	128,132	5,596,806
DeVry Inc.	64,414	3,808,800
Equifax Inc.	77,703	2,697,848
Iron Mountain Inc.	114,031	3,887,317
MasterCard Inc. Class A	99,074	29,854,959
Monster Worldwide Inc.(a)(b)	70,759	1,037,327
Moody’s Corp.	112,606	4,318,440
Robert Half International Inc.	66,429	1,795,576
SAIC Inc.(a)(b)	135,055	2,271,625
Visa Inc. Class A	503,992	42,466,366
Western Union Co.	665,269	13,325,338

		111,060,402
COMPUTERS—11.09%
Apple Inc.(a)	973,036	326,618,994
Cognizant Technology Solutions Corp. Class A(a)	320,134	23,478,628
EMC Corp.(a)(b)	2,164,993	59,645,557
Hewlett-Packard Co.	1,178,523	42,898,237
International Business Machines Corp.	1,274,436	218,629,496
NetApp Inc.(a)	387,080	20,430,082
SanDisk Corp.(a)	250,817	10,408,905
Teradata Corp.(a)(b)	177,614	10,692,363
Western Digital Corp.(a)	244,539	8,896,329

		721,698,591

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2011

COSMETICS & PERSONAL CARE— 2.46%
Avon Products Inc.	452,649	12,674,172
Colgate-Palmolive Co.	514,420	44,965,452
Estee Lauder Companies Inc. (The) Class A	119,965	12,619,119
Procter & Gamble Co. (The)	1,409,769	89,619,015

		159,877,758
DISTRIBUTION & WHOLESALE—0.32%
Fastenal Co.(b)	310,259	11,166,222
W.W. Grainger Inc.	61,228	9,407,682

		20,573,904
DIVERSIFIED FINANCIAL SERVICES—1.76%
American Express Co.	605,259	31,291,890
Ameriprise Financial Inc.	254,932	14,704,478
BlackRock Inc.(c)	72,822	13,967,988
Charles Schwab Corp. (The)	474,241	7,801,265
Federated Investors Inc. Class B(b)	62,691	1,494,553
Franklin Resources Inc.	97,119	12,750,754
IntercontinentalExchange Inc.(a)(b)	77,358	9,647,316
Invesco Ltd.	228,511	5,347,157
Janus Capital Group Inc.	94,039	887,728
T. Rowe Price Group Inc.	273,311	16,491,586

		114,384,715
ELECTRIC—0.46%
Dominion Resources Inc.	260,518	12,575,204
Southern Co.	348,446	14,070,250
Wisconsin Energy Corp.	113,132	3,546,688

		30,192,142
ELECTRICAL COMPONENTS & EQUIPMENT—0.40%
Emerson Electric Co.	434,999	24,468,694
Molex Inc.	54,132	1,394,981

		25,863,675
ELECTRONICS—0.94%
Agilent Technologies Inc.(a)(b)	366,219	18,717,453
Amphenol Corp. Class A	185,351	10,007,100
FLIR Systems Inc.	168,022	5,664,022
PerkinElmer Inc.	65,258	1,756,093
Thermo Fisher Scientific Inc.(a)	241,958	15,579,675
Waters Corp.(a)	96,428	9,232,017

		60,956,360
ENERGY - ALTERNATE SOURCES—0.12%
First Solar Inc.(a)(b)	57,120	7,555,262

		7,555,262
ENGINEERING & CONSTRUCTION—0.10%
Fluor Corp.	104,529	6,758,845

		6,758,845

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2011

ENTERTAINMENT—0.04%
International Game Technology	135,685	2,385,342

		2,385,342
ENVIRONMENTAL CONTROL—0.32%
Republic Services Inc.	175,584	5,416,767
Stericycle Inc.(a)	90,328	8,050,031
Waste Management Inc.	194,594	7,252,518

		20,719,316
FOOD—1.53%
Campbell Soup Co.	101,788	3,516,775
General Mills Inc.	423,192	15,751,206
H.J. Heinz Co.	216,721	11,546,895
Hershey Co. (The)	95,197	5,411,950
Hormel Foods Corp.	89,131	2,656,995
Kellogg Co.	160,710	8,890,477
Kraft Foods Inc. Class A	887,829	31,278,216
McCormick & Co. Inc. NVS	85,038	4,215,334
Sara Lee Corp.	326,290	6,196,247
Whole Foods Market Inc.	157,154	9,971,421

		99,435,516
FOREST PRODUCTS & PAPER—0.05%
Plum Creek Timber Co. Inc.(b)	78,379	3,177,485

		3,177,485
HAND & MACHINE TOOLS—0.12%
Snap-on Inc.	27,559	1,721,886
Stanley Black & Decker Inc.	88,442	6,372,246

		8,094,132
HEALTH CARE - PRODUCTS—4.22%
Baxter International Inc.	384,098	22,926,810
Becton, Dickinson and Co.	147,313	12,693,961
C.R. Bard Inc.	90,125	9,901,132
DENTSPLY International Inc.	90,353	3,440,642
Edwards Lifesciences Corp.(a)(b)	120,662	10,519,313
Intuitive Surgical Inc.(a)	41,338	15,382,283
Johnson & Johnson	1,730,546	115,115,920
Medtronic Inc.	720,135	27,746,802
Patterson Companies Inc.	100,848	3,316,891
St. Jude Medical Inc.	346,020	16,498,234
Stryker Corp.	351,109	20,606,587
Varian Medical Systems Inc.(a)(b)	123,310	8,634,166
Zimmer Holdings Inc.(a)	127,249	8,042,137

		274,824,878
HEALTH CARE - SERVICES—0.42%
DaVita Inc.(a)	100,489	8,703,352
Laboratory Corp. of America Holdings(a)(b)	105,428	10,204,376
Quest Diagnostics Inc.	82,780	4,892,298
Tenet Healthcare Corp.(a)	515,110	3,214,287

		27,014,313

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2011

HOLDING COMPANIES - DIVERSIFIED—0.07%
Leucadia National Corp.	125,063	4,264,648

		4,264,648
HOME BUILDERS—0.02%
Lennar Corp. Class A	84,576	1,535,054

		1,535,054
HOME FURNISHINGS—0.03%
Harman International Industries Inc.	42,660	1,944,016

		1,944,016
HOUSEHOLD PRODUCTS & WARES—0.37%
Avery Dennison Corp.	42,250	1,632,117
Clorox Co. (The)	86,979	5,865,864
Kimberly-Clark Corp.	252,170	16,784,435

		24,282,416
INSURANCE—0.44%
Aflac Inc.	300,191	14,012,916
CIGNA Corp.	284,694	14,641,812

		28,654,728
INTERNET—5.21%
Akamai Technologies Inc.(a)	196,455	6,182,439
Amazon.com Inc.(a)	375,761	76,839,367
eBay Inc.(a)	1,201,780	38,781,441
Expedia Inc.	209,970	6,087,030
F5 Networks Inc.(a)	85,350	9,409,837
Google Inc. Class A(a)	264,476	133,925,357
Netflix Inc.(a)(b)	45,837	12,040,922
Priceline.com Inc.(a)(b)	52,240	26,743,223
Symantec Corp.(a)	794,989	15,677,183
VeriSign Inc.	97,496	3,262,216
Yahoo! Inc.(a)	644,351	9,691,039

		338,640,054
IRON & STEEL—0.29%
Allegheny Technologies Inc.	44,668	2,835,078
Cliffs Natural Resources Inc.	152,198	14,070,705
United States Steel Corp.	36,302	1,671,344

		18,577,127
LEISURE TIME—0.20%
Carnival Corp.	231,758	8,721,054
Harley-Davidson Inc.	109,383	4,481,421

		13,202,475
LODGING—0.61%
Marriott International Inc. Class A	298,730	10,601,928
Starwood Hotels & Resorts Worldwide Inc.	205,281	11,503,947
Wyndham Worldwide Corp.	178,861	6,018,673
Wynn Resorts Ltd.	80,078	11,494,396

		39,618,944

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2011

MACHINERY—1.95%
Caterpillar Inc.	366,176	38,983,097
Cummins Inc.	206,485	21,369,133
Deere & Co.	441,622	36,411,734
Flowserve Corp.	58,739	6,454,829
Joy Global Inc.	110,523	10,526,210
Rockwell Automation Inc.	151,841	13,173,725

		126,918,728
MANUFACTURING—2.75%
3M Co.	411,224	39,004,596
Danaher Corp.	349,505	18,520,270
Dover Corp.	106,016	7,187,885
Eaton Corp.	172,326	8,866,173
Honeywell International Inc.	529,980	31,581,508
Illinois Tool Works Inc.	278,863	15,752,971
Ingersoll-Rand PLC	348,555	15,827,883
ITT Corp.	102,669	6,050,284
Pall Corp.	122,180	6,870,181
Parker Hannifin Corp.	100,681	9,035,113
Roper Industries Inc.	100,905	8,405,386
Tyco International Ltd.	231,911	11,463,361

		178,565,611
MEDIA—4.06%
Cablevision NY Group Class A	242,178	8,769,265
Comcast Corp. Class A	2,910,613	73,754,933
DIRECTV Class A(a)	807,874	41,056,157
Discovery Communications Inc. Series A(a)(b)	293,112	12,005,868
McGraw-Hill Companies Inc. (The)	182,750	7,659,053
News Corp. Class A NVS	1,394,593	24,684,296
Scripps Networks Interactive Inc. Class A	95,521	4,669,066
Time Warner Cable Inc.	230,078	17,955,287
Viacom Inc. Class B NVS	615,666	31,398,966
Walt Disney Co. (The)	1,073,973	41,927,906

		263,880,797
METAL FABRICATE & HARDWARE—0.38%
Precision Castparts Corp.	151,389	24,926,199

		24,926,199
MINING—1.25%
Freeport-McMoRan Copper & Gold Inc.	996,767	52,728,974
Newmont Mining Corp.	519,459	28,035,202
Titanium Metals Corp.	39,809	729,301

		81,493,477
OIL & GAS—3.15%
Anadarko Petroleum Corp.	188,462	14,466,343
Apache Corp.	197,702	24,394,450
Cabot Oil & Gas Corp.	47,264	3,134,076
Chesapeake Energy Corp.	262,955	7,807,134
Denbury Resources Inc.(a)(b)	418,001	8,360,020
Devon Energy Corp.	164,681	12,978,510

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2011

Diamond Offshore Drilling Inc.	73,142	5,149,928
EOG Resources Inc.	129,923	13,583,450
EQT Corp.	70,756	3,716,105
Helmerich & Payne Inc.	61,904	4,093,092
Murphy Oil Corp.	101,759	6,681,496
Newfield Exploration Co.(a)	139,145	9,464,643
Noble Corp.	201,654	7,947,184
Noble Energy Inc.	83,559	7,489,393
Occidental Petroleum Corp.	427,652	44,492,914
Pioneer Natural Resources Co.	122,855	11,004,122
Range Resources Corp.	82,821	4,596,566
Southwestern Energy Co.(a)(b)	366,069	15,697,039

		205,056,465
OIL & GAS SERVICES—3.42%
Baker Hughes Inc.	201,219	14,600,451
Cameron International Corp.(a)	257,822	12,965,868
FMC Technologies Inc.(a)	252,873	11,326,182
Halliburton Co.	500,643	25,532,793
National Oilwell Varco Inc.	445,167	34,816,511
Schlumberger Ltd.	1,427,785	123,360,624

		222,602,429
PACKAGING & CONTAINERS—0.10%
Ball Corp.	176,729	6,796,997

		6,796,997
PHARMACEUTICALS—6.23%
Abbott Laboratories	1,635,432	86,056,432
Allergan Inc.	320,692	26,697,609
AmerisourceBergen Corp.	147,020	6,086,628
Bristol-Myers Squibb Co.	969,331	28,071,826
Cephalon Inc.(a)(b)	32,372	2,586,523
Eli Lilly and Co.	1,071,936	40,229,758
Express Scripts Inc.(a)(b)	557,100	30,072,258
Forest Laboratories Inc.(a)(b)	198,726	7,817,881
Gilead Sciences Inc.(a)	828,140	34,293,277
Hospira Inc.(a)(b)	176,531	10,002,246
Mead Johnson Nutrition Co. Class A	215,013	14,524,128
Medco Health Solutions Inc.(a)(b)	420,674	23,776,495
Merck & Co. Inc.	2,111,026	74,498,108
Mylan Inc.(a)	462,184	11,402,079
Watson Pharmaceuticals Inc.(a)(b)	133,081	9,146,657

		405,261,905
PIPELINES—0.29%
El Paso Corp.	469,289	9,479,638
Spectra Energy Corp.	341,971	9,373,425

		18,853,063
REAL ESTATE—0.12%
CB Richard Ellis Group Inc. Class A(a)	307,117	7,711,708

		7,711,708
REAL ESTATE INVESTMENT TRUSTS—1.98%
Apartment Investment and Management Co. Class A	67,902	1,733,538
AvalonBay Communities Inc.	91,875	11,796,750

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2011

Boston Properties Inc.	71,998	7,643,308
Equity Residential	310,037	18,602,220
HCP Inc.	239,248	8,778,009
Health Care REIT Inc.(b)	79,976	4,193,142
Host Hotels & Resorts Inc.(b)	317,681	5,384,693
Kimco Realty Corp.	132,735	2,474,180
ProLogis Inc.	162,508	5,824,287
Public Storage	88,333	10,070,845
Simon Property Group Inc.	308,617	35,870,554
Ventas Inc.(b)	171,991	9,065,646
Vornado Realty Trust	79,362	7,394,951

		128,832,123
RETAIL—5.17%
Abercrombie & Fitch Co. Class A	53,506	3,580,622
AutoZone Inc.(a)(b)	26,598	7,842,420
Bed Bath & Beyond Inc.(a)	262,134	15,300,762
Best Buy Co. Inc.	193,500	6,077,835
Big Lots Inc.(a)	45,084	1,494,535
CarMax Inc.(a)(b)	237,643	7,858,854
Chipotle Mexican Grill Inc.(a)(b)	32,739	10,089,832
Darden Restaurants Inc.	143,556	7,143,347
Family Dollar Stores Inc.	128,689	6,763,894
Gap Inc. (The)	230,275	4,167,977
Kohl’s Corp.	177,460	8,874,775
Limited Brands Inc.	265,383	10,203,976
Macy’s Inc.	278,412	8,140,767
McDonald’s Corp.	1,091,744	92,055,854
Nordstrom Inc.	176,548	8,287,163
O’Reilly Automotive Inc.(a)(b)	145,063	9,503,077
Ross Stores Inc.	123,065	9,859,968
Staples Inc.	375,189	5,927,986
Starbucks Corp.	788,731	31,146,987
Target Corp.	413,323	19,388,982
Tiffany & Co.	134,383	10,551,753
TJX Companies Inc. (The)	406,264	21,341,048
Urban Outfitters Inc.(a)(b)	131,061	3,689,367
Yum! Brands Inc.	489,875	27,060,695

		336,352,476
SAVINGS & LOANS—0.04%
Hudson City Bancorp Inc.	304,809	2,496,386

		2,496,386
SEMICONDUCTORS—3.35%
Advanced Micro Devices Inc.(a)(b)	607,693	4,247,774
Altera Corp.	339,045	15,714,736
Analog Devices Inc.	315,273	12,339,785
Applied Materials Inc.	540,959	7,037,877
Broadcom Corp. Class A(a)	502,037	16,888,525
Intel Corp.	3,235,702	71,703,156
KLA-Tencor Corp.	84,798	3,432,623
Linear Technology Corp.	239,623	7,912,351
LSI Corp.(a)	274,022	1,951,037
Microchip Technology Inc.(b)	200,424	7,598,074
Micron Technology Inc.(a)	906,229	6,778,593
National Semiconductor Corp.	124,324	3,059,614
Novellus Systems Inc.(a)(b)	46,050	1,664,247
NVIDIA Corp.(a)(b)	360,024	5,736,982
Teradyne Inc.(a)	111,214	1,645,967

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2011

Texas Instruments Inc.	1,221,794	40,111,497
Xilinx Inc.	279,490	10,193,000

		218,015,838
SOFTWARE—7.37%
Adobe Systems Inc.(a)	276,009	8,680,483
Autodesk Inc.(a)	243,013	9,380,302
Automatic Data Processing Inc.	336,510	17,727,347
BMC Software Inc.(a)	186,087	10,178,959
CA Inc.	267,597	6,111,915
Cerner Corp.(a)(b)	152,216	9,301,920
Citrix Systems Inc.(a)	197,813	15,825,040
Compuware Corp.(a)	149,271	1,456,885
Dun & Bradstreet Corp. (The)	51,988	3,927,173
Electronic Arts Inc.(a)(b)	146,913	3,467,147
Fiserv Inc.(a)	86,132	5,394,447
Intuit Inc.(a)	287,886	14,929,768
Microsoft Corp.	7,808,258	203,014,708
Oracle Corp.	4,100,027	134,931,889
Paychex Inc.	193,148	5,933,507
Red Hat Inc.(a)	203,096	9,322,106
Salesforce.com Inc.(a)(b)	126,804	18,891,260
Total System Services Inc.	63,006	1,170,651

		479,645,507
TELECOMMUNICATIONS—5.68%
American Tower Corp. Class A(a)	417,339	21,839,350
AT&T Inc.	2,617,092	82,202,860
CenturyLink Inc.	315,951	12,773,899
Cisco Systems Inc.	3,298,780	51,493,956
Corning Inc.	1,040,677	18,888,288
Frontier Communications Corp.	492,174	3,971,844
Harris Corp.	73,609	3,316,821
JDS Uniphase Corp.(a)(b)	238,834	3,978,974
Juniper Networks Inc.(a)	560,903	17,668,444
MetroPCS Communications Inc.(a)(b)	279,341	4,807,459
QUALCOMM Inc.	1,756,690	99,762,425
Verizon Communications Inc.	1,190,710	44,330,133
Windstream Corp.	321,957	4,172,563

		369,207,016
TOYS, GAMES & HOBBIES—0.19%
Hasbro Inc.	143,355	6,297,585
Mattel Inc.	230,412	6,334,026

		12,631,611
TRANSPORTATION—1.87%
C.H. Robinson Worldwide Inc.	171,486	13,519,956
CSX Corp.	696,204	18,254,469
Expeditors International of Washington Inc.	125,138	6,405,814
Norfolk Southern Corp.	152,376	11,417,534
Union Pacific Corp.	314,837	32,868,983
United Parcel Service Inc. Class B	539,602	39,353,174

		121,819,930

TOTAL COMMON STOCKS
(Cost: $5,504,467,695)		6,495,321,403

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

June 30, 2011

SHORT-TERM INVESTMENTS—3.38%

MONEY MARKET FUNDS—3.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	199,762,997	199,762,997
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	16,786,157	16,786,157
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	3,147,936	3,147,936

		219,697,090

TOTAL SHORT-TERM INVESTMENTS
(Cost: $219,697,090)		219,697,090

TOTAL INVESTMENTS IN SECURITIES—103.22%
(Cost: $5,724,164,785)		6,715,018,493
Other Assets, Less Liabilities—(3.22)%		(209,420,556)

NET ASSETS—100.00%		$6,505,597,937

NVS	- Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS— 99.80%

ADVERTISING— 0.09%
Omnicom Group Inc.	81,504	$3,925,233

		3,925,233
AEROSPACE & DEFENSE—2.12%
Boeing Co. (The)	225,306	16,656,873
General Dynamics Corp.	124,879	9,305,983
L-3 Communications Holdings Inc.	80,968	7,080,652
Lockheed Martin Corp.	217,274	17,592,676
Northrop Grumman Corp.	223,333	15,488,143
Raytheon Co.	141,306	7,044,104
United Technologies Corp.	244,402	21,632,021

		94,800,452
AGRICULTURE—1.51%
Altria Group Inc.	1,038,143	27,417,357
Archer-Daniels-Midland Co.	520,366	15,689,035
Lorillard Inc.	60,302	6,565,079
Monsanto Co.	184,015	13,348,448
Reynolds American Inc.	126,387	4,682,638

		67,702,557
AIRLINES—0.08%
Southwest Airlines Co.	295,969	3,379,966

		3,379,966
APPAREL—0.07%
VF Corp.	28,047	3,044,782

		3,044,782
AUTO MANUFACTURERS—0.55%
Ford Motor Co.(a)(b)	1,188,107	16,383,996
PACCAR Inc.	158,937	8,120,091

		24,504,087
AUTO PARTS & EQUIPMENT—0.55%
Goodyear Tire & Rubber Co. (The)(a)	186,271	3,123,765
Johnson Controls Inc.	517,624	21,564,216

		24,687,981
BANKS—7.16%
Bank of America Corp.	7,730,936	84,731,059
Bank of New York Mellon Corp. (The)	947,371	24,271,645
BB&T Corp.	531,367	14,261,890
Comerica Inc.	134,867	4,662,352
Fifth Third Bancorp	700,940	8,936,985
First Horizon National Corp.	200,911	1,916,691
Huntington Bancshares Inc.	454,525	2,981,684
KeyCorp	573,082	4,773,773
M&T Bank Corp.	95,744	8,420,685

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2011

Marshall & Ilsley Corp.	404,455	3,223,506
Northern Trust Corp.	119,917	5,511,385
PNC Financial Services Group Inc. (The)(c)	401,528	23,935,084
Regions Financial Corp.	958,621	5,943,450
State Street Corp.	384,556	17,339,630
SunTrust Banks Inc.	409,616	10,568,093
U.S. Bancorp	1,469,933	37,497,991
Wells Fargo & Co.	2,058,008	57,747,704
Zions Bancorporation	140,251	3,367,427

		320,091,034
BEVERAGES—0.18%
Constellation Brands Inc. Class A(a)	136,521	2,842,367
Molson Coors Brewing Co. Class B NVS	121,238	5,424,188

		8,266,555
BIOTECHNOLOGY—0.43%
Amgen Inc.(a)	326,293	19,039,197

		19,039,197
BUILDING MATERIALS—0.07%
Masco Corp.	273,210	3,286,716

		3,286,716
CHEMICALS—1.48%
Air Products and Chemicals Inc.	72,752	6,953,636
Airgas Inc.	18,125	1,269,475
Dow Chemical Co. (The)	896,907	32,288,652
E.I. du Pont de Nemours and Co.	290,505	15,701,795
Eastman Chemical Co.	26,564	2,711,388
PPG Industries Inc.	48,267	4,382,161
Sherwin-Williams Co. (The)	33,035	2,770,645

		66,077,752
COAL—0.06%
Alpha Natural Resources Inc.(a)	55,313	2,513,423

		2,513,423
COMMERCIAL SERVICES—0.82%
Equifax Inc.	37,558	1,304,014
H&R Block Inc.	232,888	3,735,524
Iron Mountain Inc.	70,433	2,401,061
McKesson Corp.	192,354	16,090,412
Monster Worldwide Inc.(a)(b)	47,359	694,283
Moody’s Corp.	69,552	2,667,319
Quanta Services Inc.(a)(b)	164,860	3,330,172
R.R. Donnelley & Sons Co.	143,100	2,806,191
Robert Half International Inc.	63,857	1,726,055
SAIC Inc.(a)(b)	114,959	1,933,610

		36,688,641
COMPUTERS—1.20%
Computer Sciences Corp.	118,323	4,491,541
Dell Inc.(a)	1,252,639	20,881,492
Hewlett-Packard Co.	727,937	26,496,907
Lexmark International Inc. Class A(a)(b)	60,446	1,768,650

		53,638,590

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2011

COSMETICS & PERSONAL CARE—1.57%
Procter & Gamble Co. (The)	1,107,401	70,397,482

		70,397,482
DISTRIBUTION & WHOLESALE—0.15%
Genuine Parts Co.	120,030	6,529,632

		6,529,632
DIVERSIFIED FINANCIAL SERVICES—9.04%
American Express Co.	359,075	18,564,177
BlackRock Inc.(c)	20,532	3,938,243
Capital One Financial Corp.	350,281	18,099,019
Charles Schwab Corp. (The)	420,288	6,913,738
Citigroup Inc.	2,228,303	92,786,537
CME Group Inc.	51,167	14,919,786
Discover Financial Services	416,178	11,132,761
E*TRADE Financial Corp.(a)	192,059	2,650,414
Federated Investors Inc. Class B(b)	25,573	609,660
Franklin Resources Inc.	39,613	5,200,791
Goldman Sachs Group Inc. (The)	395,004	52,571,082
Invesco Ltd.	186,844	4,372,150
Janus Capital Group Inc.	73,868	697,314
JPMorgan Chase & Co.	3,031,720	124,118,617
Legg Mason Inc.	113,508	3,718,522
Morgan Stanley	1,178,494	27,117,147
NASDAQ OMX Group Inc. (The)(a)	114,576	2,898,773
NYSE Euronext Inc.	199,740	6,845,090
SLM Corp.	402,393	6,764,226

		403,918,047
ELECTRIC—5.96%
AES Corp. (The)(a)	501,169	6,384,893
Ameren Corp.	183,983	5,306,070
American Electric Power Co. Inc.	367,581	13,850,452
CenterPoint Energy Inc.	324,566	6,280,352
CMS Energy Corp.	192,531	3,790,935
Consolidated Edison Inc.	223,225	11,884,499
Constellation Energy Group Inc.	153,128	5,812,739
Dominion Resources Inc.	250,407	12,087,146
DTE Energy Co.	129,202	6,462,684
Duke Energy Corp.	1,015,739	19,126,365
Edison International	248,576	9,632,320
Entergy Corp.	135,783	9,271,263
Exelon Corp.	505,366	21,649,879
FirstEnergy Corp.	319,075	14,087,161
Integrys Energy Group Inc.	59,397	3,079,141
NextEra Energy Inc.	321,932	18,498,213
Northeast Utilities	134,872	4,743,448
NRG Energy Inc.(a)	183,937	4,521,171
Pepco Holdings Inc.	172,251	3,381,287
PG&E Corp.	303,618	12,761,065
Pinnacle West Capital Corp.	83,175	3,707,942
PPL Corp.	440,338	12,254,607
Progress Energy Inc.	224,711	10,788,375
Public Service Enterprise Group Inc.	385,980	12,598,387
SCANA Corp.	87,207	3,433,340

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2011

Southern Co.	395,179	15,957,328
TECO Energy Inc.	163,984	3,097,658
Wisconsin Energy Corp.	96,301	3,019,036
Xcel Energy Inc.	369,399	8,976,396

		266,444,152
ELECTRICAL COMPONENTS & EQUIPMENT—0.36%
Emerson Electric Co.	258,070	14,516,438
Molex Inc.(b)	66,834	1,722,312

		16,238,750
ELECTRONICS—0.26%
Jabil Circuit Inc.	150,045	3,030,909
PerkinElmer Inc.	38,714	1,041,794
Thermo Fisher Scientific Inc.(a)(b)	116,966	7,531,440

		11,604,143
ENGINEERING & CONSTRUCTION—0.18%
Fluor Corp.	57,177	3,697,065
Jacobs Engineering Group Inc.(a)(b)	96,748	4,184,351

		7,881,416
ENTERTAINMENT—0.05%
International Game Technology	130,421	2,292,801

		2,292,801
ENVIRONMENTAL CONTROL—0.26%
Republic Services Inc.	104,168	3,213,583
Waste Management Inc.	220,693	8,225,228

		11,438,811
FOOD—2.38%
Campbell Soup Co.	65,455	2,261,470
ConAgra Foods Inc.	311,961	8,051,714
Dean Foods Co.(a)(b)	139,761	1,714,868
General Mills Inc.	180,219	6,707,751
H.J. Heinz Co.	88,394	4,709,632
Hershey Co. (The)	47,965	2,726,810
Hormel Foods Corp.(b)	41,319	1,231,719
J.M. Smucker Co. (The)	88,495	6,764,558
Kellogg Co.	74,502	4,121,451
Kraft Foods Inc. Class A	697,408	24,569,684
Kroger Co. (The)	462,704	11,475,059
McCormick & Co. Inc. NVS	39,422	1,954,149
Safeway Inc.	270,159	6,313,616
Sara Lee Corp.	209,808	3,984,254
SUPERVALU Inc.(b)	161,864	1,523,140
Sysco Corp.	445,163	13,880,182
Tyson Foods Inc. Class A	228,741	4,442,150

		106,432,207
FOREST PRODUCTS & PAPER—0.58%
International Paper Co.	333,600	9,947,952
MeadWestvaco Corp.	129,461	4,312,346
Plum Creek Timber Co. Inc.(b)	66,712	2,704,504
Weyerhaeuser Co.	410,909	8,982,471

		25,947,273

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2011

GAS—0.35%
Nicor Inc.	34,603	1,894,168
NiSource Inc.	213,307	4,319,467
Sempra Energy	182,682	9,660,224

		15,873,859
HAND & MACHINE TOOLS—0.14%
Snap-on Inc.	24,421	1,525,824
Stanley Black & Decker Inc.	64,133	4,620,783

		6,146,607
HEALTH CARE - PRODUCTS—2.67%
Baxter International Inc.	156,660	9,351,036
Becton, Dickinson and Co.	60,084	5,177,438
Boston Scientific Corp.(a)	1,165,946	8,056,687
CareFusion Corp.(a)	170,472	4,631,724
Covidien PLC(b)	378,222	20,132,757
DENTSPLY International Inc.	41,886	1,595,019
Johnson & Johnson	836,541	55,646,707
Medtronic Inc.	293,719	11,316,993
Zimmer Holdings Inc.(a)(b)	54,190	3,424,808

		119,333,169
HEALTH CARE - SERVICES—2.14%
Aetna Inc.	289,540	12,765,818
Coventry Health Care Inc.(a)(b)	113,088	4,124,319
Humana Inc.	128,479	10,347,699
Quest Diagnostics Inc.	60,026	3,547,537
UnitedHealth Group Inc.	826,608	42,636,441
WellPoint Inc.	280,125	22,065,446

		95,487,260
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.	60,453	2,061,447

		2,061,447
HOME BUILDERS—0.12%
D.R. Horton Inc.	214,417	2,470,084
Lennar Corp. Class A	61,328	1,113,103
Pulte Group Inc.(a)	257,017	1,968,750

		5,551,937
HOME FURNISHINGS—0.13%
Harman International Industries Inc.	22,400	1,020,768
Whirlpool Corp.	58,159	4,729,490

		5,750,258
HOUSEHOLD PRODUCTS & WARES—0.44%
Avery Dennison Corp.	49,980	1,930,727
Clorox Co. (The)	38,657	2,607,028
Fortune Brands Inc.	117,619	7,500,564
Kimberly-Clark Corp.	116,898	7,780,731

		19,819,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2011

HOUSEWARES—0.08%
Newell Rubbermaid Inc.	222,172	3,505,874

		3,505,874
INSURANCE—7.48%
ACE Ltd.	257,418	16,943,253
Aflac Inc.	139,166	6,496,269
Allstate Corp. (The)	398,992	12,181,226
American International Group Inc.(a)	332,838	9,758,810
Aon Corp.	252,187	12,937,193
Assurant Inc.	73,628	2,670,488
Berkshire Hathaway Inc. Class B(a)	1,320,867	102,221,897
Chubb Corp. (The)	223,200	13,974,552
Cincinnati Financial Corp.	124,365	3,628,971
Genworth Financial Inc. Class A(a)	374,274	3,847,537
Hartford Financial Services Group Inc. (The)	339,723	8,958,496
Lincoln National Corp.	239,162	6,813,725
Loews Corp.	237,051	9,977,477
Marsh & McLennan Companies Inc.	417,905	13,034,457
MetLife Inc.	806,467	35,379,707
Principal Financial Group Inc.	245,151	7,457,493
Progressive Corp. (The)	498,742	10,663,104
Prudential Financial Inc.	372,316	23,675,574
Torchmark Corp.	58,024	3,721,659
Travelers Companies Inc. (The)	319,580	18,657,080
Unum Group	234,836	5,983,621
XL Group PLC	236,071	5,188,841

		334,171,430
INTERNET—0.22%
VeriSign Inc.	57,839	1,935,293
Yahoo! Inc.(a)	526,860	7,923,974

		9,859,267
IRON & STEEL—0.41%
AK Steel Holding Corp.	84,123	1,325,778
Allegheny Technologies Inc.	48,582	3,083,500
Nucor Corp.	241,139	9,939,750
United States Steel Corp.(b)	83,362	3,837,986

		18,187,014
LEISURE TIME—0.23%
Carnival Corp.	161,458	6,075,664
Harley-Davidson Inc.	100,945	4,135,717

		10,211,381
MACHINERY—0.54%
Caterpillar Inc.	226,177	24,078,803

		24,078,803
MANUFACTURING—5.46%
3M Co.	243,960	23,139,606
Danaher Corp.	162,024	8,585,652

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2011

Dover Corp.	65,483	4,439,747
Eaton Corp.	135,363	6,964,426
General Electric Co.	8,091,416	152,604,106
Honeywell International Inc.	216,163	12,881,153
Illinois Tool Works Inc.	179,311	10,129,278
ITT Corp.	66,016	3,890,323
Leggett & Platt Inc.	109,022	2,657,956
Parker Hannifin Corp.	50,728	4,552,331
Textron Inc.(b)	210,696	4,974,533
Tyco International Ltd.	189,622	9,373,016

		244,192,127
MEDIA—2.20%
CBS Corp. Class B NVS	510,251	14,537,051
Gannett Co. Inc.	183,438	2,626,832
McGraw-Hill Companies Inc. (The)	99,964	4,189,491
News Corp. Class A NVS	732,254	12,960,896
Time Warner Cable Inc.	89,833	7,010,567
Time Warner Inc.	816,980	29,713,563
Walt Disney Co. (The)	663,360	25,897,575
Washington Post Co. (The) Class B(b)	3,935	1,648,568

		98,584,543
MINING—0.39%
Alcoa Inc.	811,563	12,871,389
Titanium Metals Corp.	39,866	730,345
Vulcan Materials Co.(b)	98,504	3,795,359

		17,397,093
OFFICE & BUSINESS EQUIPMENT—0.33%
Pitney Bowes Inc.	155,527	3,575,566
Xerox Corp.	1,069,033	11,128,633

		14,704,199
OIL & GAS—16.88%
Anadarko Petroleum Corp.	242,931	18,647,384
Apache Corp.	149,201	18,409,911
Cabot Oil & Gas Corp.	45,433	3,012,662
Chesapeake Energy Corp.	311,095	9,236,411
Chevron Corp.	1,533,734	157,729,205
ConocoPhillips	1,078,436	81,087,603
Devon Energy Corp.	203,320	16,023,649
EOG Resources Inc.	110,593	11,562,498
EQT Corp.	62,706	3,293,319
Exxon Mobil Corp.	3,758,351	305,854,604
Helmerich & Payne Inc.	36,728	2,428,455
Hess Corp.	230,698	17,246,983
Marathon Oil Corp.	543,290	28,620,517
Murphy Oil Corp.	73,785	4,844,723
Nabors Industries Ltd.(a)(b)	219,246	5,402,221
Noble Corp.(b)	46,172	1,819,639
Noble Energy Inc.	74,051	6,637,191
Occidental Petroleum Corp.	310,090	32,261,764
QEP Resources Inc.	134,857	5,641,068
Range Resources Corp.	62,508	3,469,194
Rowan Companies Inc.(a)	97,245	3,774,079
Sunoco Inc.	92,396	3,853,837
Tesoro Corp.(a)	109,687	2,512,929
Valero Energy Corp.	435,070	11,124,740

		754,494,586

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2011

OIL & GAS SERVICES—0.68%
Baker Hughes Inc.	185,696	13,474,102
Halliburton Co.	335,095	17,089,845

		30,563,947
PACKAGING & CONTAINERS—0.20%
Bemis Co. Inc.	80,364	2,714,696
Owens-Illinois Inc.(a)(b)	125,127	3,229,528
Sealed Air Corp.	122,188	2,906,852

		8,851,076
PHARMACEUTICALS—4.31%
AmerisourceBergen Corp.	102,417	4,240,064
Bristol-Myers Squibb Co.	598,726	17,339,105
Cardinal Health Inc.	267,477	12,148,805
Cephalon Inc.(a)(b)	35,215	2,813,679
Forest Laboratories Inc.(a)(b)	74,233	2,920,326
Merck & Co. Inc.	824,215	29,086,547
Pfizer Inc.	6,028,159	124,180,076

		192,728,602
PIPELINES—0.70%
El Paso Corp.	246,408	4,977,442
ONEOK Inc.	81,727	6,048,615
Spectra Energy Corp.	247,960	6,796,583
Williams Companies Inc. (The)	448,727	13,573,992

		31,396,632
REAL ESTATE INVESTMENT TRUSTS—1.00%
Apartment Investment and Management Co. Class A	41,941	1,070,754
Boston Properties Inc.	58,873	6,249,958
HCP Inc.	136,302	5,000,920
Health Care REIT Inc.(b)	76,871	4,030,346
Host Hotels & Resorts Inc.(b)	293,167	4,969,181
Kimco Realty Corp.	214,220	3,993,061
ProLogis Inc.	228,719	8,197,289
Public Storage	42,702	4,868,455
Vornado Realty Trust	67,555	6,294,775

		44,674,739
RETAIL—6.35%
Abercrombie & Fitch Co. Class A	28,094	1,880,050
AutoNation Inc.(a)(b)	48,518	1,776,244
Best Buy Co. Inc.	105,848	3,324,686
Big Lots Inc.(a)	24,660	817,479
Costco Wholesale Corp.	333,300	27,077,292
CVS Caremark Corp.	1,034,514	38,877,036
GameStop Corp. Class A(a)(b)	107,913	2,878,040
Gap Inc. (The)	131,189	2,374,521
Home Depot Inc. (The)	1,214,804	44,000,201
J.C. Penney Co. Inc.	162,665	5,618,449
Kohl’s Corp.	85,784	4,290,058
Lowe’s Companies Inc.	993,411	23,156,410
Macy’s Inc.	123,727	3,617,778

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2011

Sears Holdings Corp.(a)(b)	32,870	2,348,233
Staples Inc.	272,053	4,298,437
Target Corp.	226,089	10,605,835
Wal-Mart Stores Inc.	1,457,165	77,433,748
Walgreen Co.	698,450	29,656,187

		284,030,684
SAVINGS & LOANS—0.12%
Hudson City Bancorp Inc.	180,830	1,480,998
People’s United Financial Inc.	287,287	3,861,137

		5,342,135
SEMICONDUCTORS—1.33%
Applied Materials Inc.	613,515	7,981,830
Intel Corp.	1,698,965	37,649,064
KLA-Tencor Corp.	66,610	2,696,373
LSI Corp.(a)	263,388	1,875,323
MEMC Electronic Materials Inc.(a)	175,796	1,499,540
National Semiconductor Corp.	93,827	2,309,083
Novellus Systems Inc.(a)(b)	34,749	1,255,829
NVIDIA Corp.(a)(b)	196,934	3,138,143
Teradyne Inc.(a)(b)	60,834	900,343

		59,305,528
SOFTWARE—0.74%
Adobe Systems Inc.(a)	184,742	5,810,136
Automatic Data Processing Inc.	137,252	7,230,435
CA Inc.	95,571	2,182,842
Compuware Corp.(a)(b)	58,282	568,832
Electronic Arts Inc.(a)(b)	147,115	3,471,914
Fidelity National Information Services Inc.	205,305	6,321,341
Fiserv Inc.(a)(b)	47,115	2,950,812
Paychex Inc.	105,655	3,245,722
Total System Services Inc.	77,783	1,445,208

		33,227,242
TELECOMMUNICATIONS—4.78%
AT&T Inc.	2,620,545	82,311,318
CenturyLink Inc.	229,094	9,262,270
Cisco Systems Inc.	1,804,438	28,167,277
Corning Inc.	443,171	8,043,554
Frontier Communications Corp.	402,427	3,247,586
Harris Corp.	43,668	1,967,680
Motorola Mobility Holdings Inc.(a)	225,059	4,960,300
Motorola Solutions Inc.(a)	259,047	11,926,524
Sprint Nextel Corp.(a)(b)	2,282,513	12,302,745
Tellabs Inc.	277,175	1,277,777
Verizon Communications Inc.	1,295,068	48,215,382
Windstream Corp.	155,630	2,016,965

		213,699,378
TEXTILES—0.07%
Cintas Corp.	96,446	3,185,611

		3,185,611

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

June 30, 2011

TOYS, GAMES & HOBBIES—0.06%
Mattel Inc.	98,119	2,697,291

		2,697,291
TRANSPORTATION—2.04%
CSX Corp.	336,544	8,824,184
Expeditors International of Washington Inc.	71,294	3,649,540
FedEx Corp.	240,832	22,842,915
Norfolk Southern Corp.	158,998	11,913,720
Ryder System Inc.	39,170	2,226,815
Union Pacific Corp.	145,956	15,237,806
United Parcel Service Inc. Class B	361,169	26,340,055

		91,035,035

TOTAL COMMON STOCKS
(Cost: $4,441,820,418)		4,460,919,484

SHORT-TERM INVESTMENTS—1.78%

MONEY MARKET FUNDS—1.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	70,686,296	70,686,296
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	5,939,795	5,939,795
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	2,673,768	2,673,768

		79,299,859

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,299,859)		79,299,859

TOTAL INVESTMENTS IN SECURITIES—101.58%
(Cost: $4,521,120,277)		4,540,219,343
Other Assets, Less Liabilities—(1.58)%		(70,469,688)

NET ASSETS—100.00%		$4,469,749,655

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.21%

CHINA—23.59%
China Construction Bank Corp. Class H	14,850,960	$12,310,193
China Life Insurance Co. Ltd. Class H	1,550,000	5,298,635
China Mobile Ltd.	1,100,000	10,178,313
China Petroleum & Chemical Corp. Class H	3,600,000	3,622,554
CNOOC Ltd.	3,350,000	7,818,281
Industrial and Commercial Bank of China Ltd. Class H	11,700,115	8,886,449
PetroChina Co. Ltd. Class H	4,500,000	6,581,205

		54,695,630
HONG KONG—15.77%
BOC Hong Kong (Holdings) Ltd.	750,000	2,178,313
Cheung Kong (Holdings) Ltd.	300,000	4,387,470
CLP Holdings Ltd.(a)	425,000	3,765,944
Esprit Holdings Ltd.	270,040	839,835
Hang Seng Bank Ltd.	155,000	2,476,016
Hong Kong and China Gas Co. Ltd. (The)(a)	990,440	2,250,407
Hong Kong Exchanges and Clearing Ltd.(a)	230,000	4,820,948
Hutchison Whampoa Ltd.	450,000	4,857,831
Li & Fung Ltd.	1,200,000	2,390,362
Power Assets Holdings Ltd.	275,000	2,081,606
Sun Hung Kai Properties Ltd.	311,000	4,528,360
Swire Pacific Ltd. Class A	136,000	1,997,725

		36,574,817
SINGAPORE—9.56%
DBS Group Holdings Ltd.	350,500	4,185,671
Keppel Corp. Ltd.	275,000	2,482,079
Oversea-Chinese Banking Corp. Ltd.	600,000	4,574,780
Singapore Airlines Ltd.	109,000	1,259,058
Singapore Telecommunications Ltd.(a)	1,550,000	3,989,899
United Overseas Bank Ltd.	230,000	3,687,195
Wilmar International Ltd.(a)	450,000	1,986,804

		22,165,486
SOUTH KOREA—29.71%
Hyundai Heavy Industries Co. Ltd.	14,350	5,960,966
Hyundai Mobis Co. Ltd.(a)	15,950	5,975,741
Hyundai Motor Co. Ltd.(a)	36,950	8,202,267
KB Financial Group Inc.	81,386	3,849,570
Korea Electric Power Corp.(b)	55,000	1,460,450
KT&G Corp.	29,100	1,809,806
LG Electronics Inc.	19,900	1,545,179
POSCO	15,100	6,562,450
Samsung C&T Corp.	28,600	2,196,600
Samsung Electronics Co. Ltd.	31,150	24,099,564
Shinhan Financial Group Co. Ltd.	100,508	4,791,699
SK Energy Co. Ltd.	13,005	2,442,282

		68,896,574
TAIWAN—20.58%
AU Optronics Corp.(b)	1,600,273	1,091,975
Cathay Financial Holding Co. Ltd.	1,400,887	2,167,891

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

June 30, 2011

China Steel Corp.	2,250,818	2,711,310
Chunghwa Telecom Co. Ltd.	800,551	2,753,649
Formosa Chemicals & Fibre Corp.	700,490	2,609,446
Formosa Plastics Corp.	950,030	3,423,264
Hon Hai Precision Industry Co. Ltd.	1,750,247	6,002,031
HTC Corp.	171,725	5,775,283
MediaTek Inc.	250,112	2,716,763
Nan Ya Plastics Corp.	1,250,010	3,333,534
Taiwan Semiconductor Manufacturing Co. Ltd.	5,500,343	13,825,779
United Microelectronics Corp.	2,650,430	1,314,904

		47,725,829

TOTAL COMMON STOCKS
(Cost: $184,829,660)		230,058,336

SHORT-TERM INVESTMENTS—3.98%

MONEY MARKET FUNDS—3.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	8,319,744	8,319,744
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	699,111	699,111
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	196,432	196,432

		9,215,287

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,215,287)		9,215,287

TOTAL INVESTMENTS IN SECURITIES—103.19%
(Cost: $194,044,947)		239,273,623
Other Assets, Less Liabilities—(3.19)%		(7,391,609)

NET ASSETS—100.00%		$231,882,014

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.40%

AUSTRALIA—15.29%
Abacus Property Group	75,776	$187,400
ALE Property Group	41,272	84,837
Aspen Group Ltd.	178,464	84,068
Astro Japan Property Trust	17,732	53,724
Australand Property Group	68,904	210,978
BGP Holdings PLC(a)(b)	1,986,852	288
Bunnings Warehouse Property Trust	117,172	229,563
Centro Retail Group(a)	354,583	127,172
CFS Retail Property Trust	697,620	1,355,572
Challenger Diversified Property Group	146,740	86,405
Charter Hall Group	71,598	164,803
Charter Hall Office REIT	120,560	432,389
Charter Hall Retail REIT	77,748	266,358
Commonwealth Property Office Fund	722,392	726,989
Cromwell Group	225,324	166,450
Dexus Property Group	1,427,668	1,345,046
FKP Property Group	202,180	151,518
Goodman Group	1,939,784	1,464,096
GPT Group	504,152	1,705,594
ING Office Fund	835,604	577,015
Lend Lease Group	153,208	1,471,299
Mirvac Group	1,007,380	1,348,126
Peet Ltd.	51,216	80,329
Stockland Corp. Ltd.	701,184	2,559,844
Sunland Group Ltd.(a)	57,640	37,951
Valad Property Group(a)	32,032	60,014
Westfield Group	623,788	5,783,384
Westfield Retail Trust	826,452	2,397,806

		23,159,018
AUSTRIA—1.68%
Atrium European Real Estate Ltd.	56,056	369,222
CA Immobilien Anlagen AG(a)	23,232	421,710
conwert Immobilien Invest SE	20,856	352,878
IMMOEAST AG Escrow(a)(b)	100,152	14
IMMOFINANZ AG(a)	306,064	1,304,615
IMMOFINANZ AG Escrow(a)(b)	112,716	16
Sparkassen Immobilien AG(a)	14,036	94,262

		2,542,717
BELGIUM—0.77%
Befimmo SCA	4,048	359,828
Cofinimmo SA	4,180	595,855
Intervest Offices NV	2,024	65,293
Warehouses De Pauw SCA	2,640	147,018

		1,167,994
CANADA—4.30%
Allied Properties Real Estate Investment Trust	6,908	170,642
Artis Real Estate Investment Trust	10,780	156,936
Boardwalk Real Estate Investment Trust	7,876	394,086
Brookfield Properties Corp.	69,916	1,349,637
Calloway Real Estate Investment Trust	14,344	374,689

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2011

Canadian Apartment Properties Real Estate Investment Trust	11,000	220,433
Canadian Real Estate Investment Trust	9,812	337,539
Chartwell Seniors Housing Real Estate Investment Trust	20,108	175,015
Cominar Real Estate Investment Trust	8,800	200,783
Crombie Real Estate Investment Trust	5,192	71,013
Dundee Real Estate Investment Trust	7,260	244,482
Extendicare Real Estate Investment Trust	11,220	121,140
First Capital Realty Inc.	16,852	287,764
H&R Real Estate Investment Trust	22,000	493,296
InnVest Real Estate Investment Trust	12,980	91,187
Killam Properties Inc.	13,068	145,967
Melcor Developments Ltd.	3,432	55,120
Morguard Real Estate Investment Trust	8,316	133,301
Northern Property Real Estate Investment Trust	3,956	125,308
NorthWest Healthcare Properties Real Estate Investment Trust	4,884	60,980
Primaris Retail Real Estate Investment Trust	10,296	224,568
RioCan Real Estate Investment Trust	38,280	1,028,892
Whiterock Real Estate Investment Trust	3,696	50,360

		6,513,138
DENMARK—0.06%
Jeudan A/S	616	50,649
TK Development A/S(a)	10,516	44,970

		95,619
FINLAND—0.38%
Citycon OYJ	36,872	165,722
Sponda OYJ	52,624	305,951
Technopolis OYJ	19,184	106,249

		577,922
FRANCE—7.60%
ANF Immobilier	3,432	161,915
Fonciere des Regions	9,724	1,029,883
Gecina SA	7,744	1,082,007
Icade	6,688	824,501
Klepierre	27,500	1,134,924
Mercialys	13,508	572,554
Societe de la Tour Eiffel	1,584	146,589
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,464	353,492
Unibail-Rodamco SE	26,884	6,215,001

		11,520,866
GERMANY—1.20%
Alstria Office REIT AG	16,368	246,804
Colonia Real Estate AG(a)	4,752	35,620
Deutsche EuroShop AG	12,848	508,535
Deutsche Wohnen AG Bearer	18,568	323,050
DIC Asset AG	8,093	102,317
GAGFAH SA	25,476	185,310
IVG Immobilien AG(a)	26,400	206,422
PATRIZIA Immobilien AG(a)	7,172	53,863
TAG Immobilien AG(a)(c)	14,740	149,253

		1,811,174
HONG KONG—20.62%
Champion REIT(c)	704,000	395,371
Cheung Kong (Holdings) Ltd.	396,000	5,791,460

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2011

China Overseas Grand Oceans Group Ltd.	88,000	114,902
Chinese Estates Holdings Ltd.	154,000	263,223
CSI Properties Ltd.	1,584,000	52,927
Emperor International Holdings Ltd.	307,000	69,439
Far East Consortium International Ltd.	352,000	78,712
Great Eagle Holdings Ltd.	88,000	292,344
GZI Real Estate Investment Trust	220,000	113,658
Hang Lung Group Ltd.	264,000	1,672,636
Hang Lung Properties Ltd.	616,000	2,525,353
Henderson Land Development Co. Ltd.(c)	308,929	1,991,041
HKR International Ltd.	176,000	102,914
Hongkong Land Holdings Ltd.(c)	352,000	2,506,240
Hopewell Holdings Ltd.	198,000	627,239
Hopson Development Holdings Ltd.(c)	176,000	158,103
Hysan Development Co. Ltd.	176,000	869,680
K. Wah International Holdings Ltd.(c)	308,000	113,997
Kerry Properties Ltd.	198,000	954,217
Kowloon Development Co. Ltd.(c)	88,000	118,521
Lai Fung Holdings Ltd.	1,276,000	49,195
Lai Sun Development Co. Ltd.(a)	1,980,000	55,472
Link REIT (The)	660,000	2,251,952
New World China Land Ltd.	528,000	188,638
Pacific Century Premium Developments Ltd.(a)	264,000	49,874
Prosperity REIT	308,000	72,436
Regal Real Estate Investment Trust	264,000	85,837
Shanghai Industrial Urban Development Group Ltd.(a)	264,000	82,444
Shui On Land Ltd.(c)	748,000	327,798
Silver Grant International Industries Ltd.	352,000	113,092
Sino Land Co. Ltd.	792,000	1,268,218
Sinolink Worldwide Holdings Ltd.(a)	616,000	64,915
SRE Group Ltd.(c)	792,000	62,088
Sun Hung Kai Properties Ltd.	440,000	6,406,683
Sunlight Real Estate Investment Trust(c)	308,000	98,560
TAI Cheung Holdings Ltd.	88,000	68,986
Tian An China Investments Co. Ltd.	289,200	182,486
Tomson Group Ltd.(c)	224,953	78,056
Wheelock and Co. Ltd.	220,000	882,120
Zhuguang Holdings Group Co. Ltd.(a)	264,000	41,392

		31,242,219
ISRAEL—0.71%
Africa Israel Properties Ltd.(a)	3,916	38,959
Airport City Ltd.(a)	6,072	27,786
AL-ROV (Israel) Ltd.(a)	1,232	39,830
Alony Hetz Properties & Investments Ltd.	19,184	99,853
Amot Investments Ltd.	25,740	74,341
Azrieli Group Ltd.	9,284	249,938
British Israel Investments Ltd.	14,872	56,472
Elbit Imaging Ltd.(a)	3,652	22,465
Gazit Globe Ltd.	15,485	185,228
Industrial Buildings Corp. Ltd.	25,388	52,977
Jerusalem Economy Ltd.	5,676	72,649
Melisron Ltd.	1,672	38,113
Nitsba Holdings (1995) Ltd.(a)	7,260	69,773
REIT 1 Ltd.	21,120	42,519

		1,070,903
ITALY—0.31%
Beni Stabili SpA	238,920	241,266
Immobiliare Grande Distribuzione SpA	42,108	102,808

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2011

Prelios SpA(a)	174,900	122,986

		467,060
JAPAN—20.53%
Advance Residence Investment Corp.	308	641,857
AEON Mall Co. Ltd.	22,000	529,024
BLife Investment Corp.	44	296,384
DA Office Investment Corp.	88	308,479
Daibiru Corp.	17,600	134,027
Daito Trust Construction Co. Ltd.	22,000	1,855,126
Daiwa House Industry Co. Ltd.	132,000	1,652,452
Frontier Real Estate Investment Corp.	44	385,736
Fukuoka REIT Corp.	44	329,619
Global One Real Estate Investment Corp. Ltd.	44	366,122
Heiwa Real Estate Co. Ltd.	44,000	94,799
Heiwa Real Estate REIT Inc.	132	76,003
Hulic Co. Ltd.	17,600	161,704
Iida Home Max Co. Ltd.	4,400	38,247
Industrial & Infrastructure Fund Investment Corp.	44	217,385
Japan Excellent Inc.	44	221,199
Japan Logistics Fund Inc.	44	408,073
Japan Prime Realty Investment Corp.	176	464,190
Japan Real Estate Investment Corp.	132	1,292,868
Japan Rental Housing Investments Inc.	132	57,860
Japan Retail Fund Investment Corp.	440	674,492
Kenedix Realty Investment Corp.	44	168,896
Leopalace21 Corp.(a)(c)	39,600	55,899
MID REIT Inc.	44	122,585
Mitsubishi Estate Co. Ltd.	352,000	6,128,182
Mitsui Fudosan Co. Ltd.	264,000	4,504,606
Mori Hills REIT Investment Corp.	44	160,178
MORI TRUST Sogo REIT Inc.	44	429,322
Nippon Accommodations Fund Inc.	44	329,074
Nippon Building Fund Inc.	132	1,284,695
Nomura Real Estate Holdings Inc.	26,400	436,404
Nomura Real Estate Office Fund Inc.	88	579,693
Nomura Real Estate Residential Fund Inc.	44	245,443
NTT Urban Development Corp.	308	262,387
ORIX JREIT Inc.	88	483,804
Premier Investment Corp.	44	188,782
Sankei Building Co. Ltd. (The)	8,800	48,163
Sekisui House SI Investment Corp.	44	196,954
Shoei Co. Ltd.	8,800	79,000
Sumitomo Realty & Development Co. Ltd.	132,000	2,924,071
TOC Co. Ltd.	22,000	98,341
Tokyo Tatemono Co. Ltd.	132,000	477,266
Tokyu Land Corp.	132,000	555,721
TOKYU REIT Inc.	44	293,115
Top REIT Inc.	44	240,812
United Urban Investment Corp.	528	604,755

		31,103,794
NETHERLANDS—2.45%
Corio NV	27,016	1,790,029
Eurocommercial Properties NV	10,692	531,711
Nieuwe Steen Investments NV	10,472	212,635
Plaza Centers NV(a)(c)	27,720	42,723
VastNed Offices/Industrial NV	5,720	101,052
VastNed Retail NV	5,456	391,010
Wereldhave NV	6,380	649,260

		3,718,420

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2011

NEW ZEALAND—0.46%
AMP NZ Office Trust	238,788	167,633
Goodman Property Trust	224,136	175,858
ING Property Trust	158,224	109,769
Kiwi Income Property Trust	287,012	246,525

		699,785
NORWAY—0.20%
Norwegian Property ASA	145,288	305,986

		305,986
SINGAPORE—9.11%
AIMS AMP Capital Industrial REIT	528,000	94,624
Allgreen Properties Ltd.	220,000	286,738
Ascendas India Trust	132,000	102,151
Ascendas Real Estate Investment Trust(c)	484,935	805,855
Ascott Residence Trust	176,800	169,945
Bukit Sembawang Estates Ltd.(c)	44,000	158,423
Cambridge Industrial Trust	352,440	142,113
CapitaCommercial Trust(c)	572,000	675,627
CapitaLand Ltd.(c)	968,000	2,294,624
CapitaMall Trust Management Ltd.(c)	704,000	1,072,401
CapitaMalls Asia Ltd.	220,000	263,441
CapitaRetail China Trust(c)	88,000	87,455
CDL Hospitality Trusts	176,000	295,341
City Developments Ltd.	176,000	1,491,039
Fortune REIT	264,000	129,604
Frasers Centrepoint Trust	132,000	164,516
Frasers Commercial Trust	140,600	92,771
Global Logistic Properties Ltd.(a)(c)	660,000	1,107,527
GuocoLand Ltd.	88,000	142,652
Ho Bee Investment Ltd.	88,000	103,226
Hong Fok Corp. Ltd.(a)	132,400	58,240
K-REIT Asia	88,000	95,341
Keppel Land Ltd.(c)	220,000	648,746
Lippo-Mapletree Indonesia Retail Trust	176,000	86,738
Mapletree Industrial Trust(c)	264,000	251,613
Mapletree Logistics Trust	352,040	263,829
Parkway Life REIT	88,000	131,900
Saizen REIT	352,000	44,444
Singapore Land Ltd.	44,000	255,197
Starhill Global REIT	396,000	209,677
Suntec REIT	660,000	806,452
United Industrial Corp. Ltd.	116,000	269,306
UOL Group Ltd.	176,000	713,978
Wheelock Properties (Singapore) Ltd.	88,000	129,032
Wing Tai Holdings Ltd.	132,000	158,065

		13,802,631
SPAIN—0.16%
Inmobiliaria Colonial SA(a)	2,269,960	187,593
Realia Business SA(a)	20,944	51,925

		239,518
SWEDEN—1.97%
Castellum AB	50,072	752,264
Fabege AB	38,060	383,311
Fastighets AB Balder Class B(a)	19,074	95,823

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2011

HEBA Fastighets AB	8,800	89,952
Hufvudstaden AB Class A	33,484	402,229
Klovern AB	27,720	138,819
Kungsleden AB	39,424	376,431
Sagax AB(a)	2,816	89,254
Wallenstam AB Class B	34,716	369,989
Wihlborgs Fastigheter AB	19,976	289,666

		2,987,738
SWITZERLAND—2.05%
Allreal Holding AG Registered(a)	2,112	347,401
Intershop Holdings AG	352	131,686
Mobimo Holding AG Registered(a)	1,540	398,169
PSP Swiss Property AG Registered(a)	10,296	976,408
Swiss Prime Site AG Registered(a)	14,036	1,202,729
Zueblin Immobilien Holding AG Registered(a)	12,320	53,553

		3,109,946
UNITED KINGDOM—9.55%
Big Yellow Group PLC	34,452	170,192
British Land Co. PLC	261,052	2,552,356
Capital & Counties Properties PLC	174,680	552,467
Capital & Regional PLC(a)	82,280	51,848
Capital Shopping Centres Group PLC	174,944	1,122,052
CLS Holdings PLC(a)	5,016	52,344
Daejan Holdings PLC	1,892	83,987
Derwent London PLC	23,892	700,407
Development Securities PLC	36,784	133,464
Grainger PLC	120,956	252,251
Great Portland Estates PLC	92,004	644,006
Hammerson PLC	209,088	1,615,966
Hansteen Holdings PLC	188,100	264,086
Helical Bar PLC	29,656	120,933
Invista Foundation Property Trust Ltd.	106,172	66,903
Land Securities Group PLC	226,952	3,106,171
London & Stamford Property PLC	165,660	346,811
Metric Property Investments PLC	57,376	98,102
Minerva PLC(a)	33,660	65,388
Primary Health Properties PLC	20,240	104,307
Raven Russia Ltd.	154,484	142,609
Safestore Holdings PLC	44,748	99,140
SEGRO PLC	217,140	1,088,702
Shaftesbury PLC	73,788	625,485
St. Modwen Properties PLC	45,188	134,212
UNITE Group PLC(a)	45,540	159,092
Workspace Group PLC	247,016	119,963

		14,473,244

TOTAL COMMON STOCKS
(Cost: $152,442,140)		150,609,692

SHORT-TERM INVESTMENTS—4.51%

MONEY MARKET FUNDS—4.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	6,243,126	6,243,126
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	524,612	524,612

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	63,437	63,437

		6,831,175

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,831,175)		6,831,175

TOTAL INVESTMENTS IN SECURITIES—103.91%
(Cost: $159,273,315)		157,440,867
Other Assets, Less Liabilities—(3.91)%		(5,922,283)

NET ASSETS—100.00%		$151,518,584

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—82.77%

BRAZIL—23.22%
Centrais Eletricas Brasileiras SA SP ADR	396,524	$5,353,074
CPFL Energia SA SP ADR	81,755	7,104,509
Ultrapar Participacoes SA SP ADR	1,168,004	21,175,913

		33,633,496
CHILE—6.72%
Empresa Nacional de Electricidad SA SP ADR(a)	87,316	4,986,617
Enersis SA SP ADR	205,342	4,743,400

		9,730,017
CHINA—28.02%
Beijing Capital International Airport Co. Ltd. Class H(b)	6,308,000	2,950,827
China Merchants Holdings (International) Co. Ltd.(a)	2,660,000	10,272,514
China Oilfield Services Ltd. Class H	3,984,000	7,249,920
China Resources Power Holdings Co. Ltd.	1,494,000	2,914,560
COSCO Pacific Ltd.	3,818,000	6,712,320
Datang International Power Generation Co. Ltd. Class H(a)	4,316,000	1,464,320
Huaneng Power International Inc. Class H SP ADR	56,855	1,212,149
Jiangsu Expressway Co. Ltd. Class H	2,824,000	2,609,421
Tianjin Port Development Holdings Ltd.(a)	16,766,000	3,188,907
Zhejiang Expressway Co. Ltd. Class H	2,656,000	2,000,213

		40,575,151
CZECH REPUBLIC—6.22%
CEZ AS	175,047	9,001,240

		9,001,240
INDONESIA—3.75%
PT Perusahaan Gas Negara Tbk	11,583,000	5,436,601

		5,436,601
MEXICO—5.81%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	104,253	4,270,203
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR(a)	70,220	4,138,767

		8,408,970
RUSSIA—2.62%
OAO TMK GDR(b)(c)	203,516	3,795,573

		3,795,573
SOUTH KOREA—4.17%
Korea Electric Power Corp. SP ADR(b)	455,587	6,045,640

		6,045,640

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

June 30, 2011

TURKEY—2.24%
TAV Havalimanlari Holding AS(b)	647,584	3,245,895

		3,245,895

TOTAL COMMON STOCKS
(Cost: $109,232,009)		119,872,583

EXCHANGE-TRADED FUNDS—7.76%
iShares MSCI Chile Investable Market Index Fund(d)	18,400	1,386,808
iShares MSCI Malaysia Index Fund(a)(d)	378,582	5,784,733
iShares MSCI South Korea Index Fund(d)	62,704	4,075,760

		11,247,301

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $9,004,197)		11,247,301

PREFERRED STOCKS—7.90%

BRAZIL—7.90%
Companhia Energetica de Minas Gerais SP ADR	554,357	11,441,928

		11,441,928

TOTAL PREFERRED STOCKS
(Cost: $8,962,772)		11,441,928

SHORT-TERM INVESTMENTS—8.57%

MONEY MARKET FUNDS—8.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	11,183,123	11,183,123
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	939,722	939,722
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	284,214	284,214

		12,407,059

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,407,059)		12,407,059

TOTAL INVESTMENTS IN SECURITIES—107.00%
(Cost: $139,606,037)		154,968,871
Other Assets, Less Liabilities—(7.00)%		(10,143,159)

NET ASSETS—100.00%		$144,825,712

GDR	- Global Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

June 30, 2011

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—98.81%

AUSTRIA—0.40%
Erste Group Bank AG	46,188	$2,420,808
OMV AG	30,748	1,342,971
Telekom Austria AG	62,192	793,487
voestalpine AG	21,294	1,175,184

		5,732,450
BELGIUM—1.46%
Ageas	482,664	1,309,307
Anheuser-Busch InBev NV	144,332	8,370,384
Belgacom SA	29,415	1,048,911
Colruyt SA	16,036	802,118
Delhaize Group SA	19,266	1,444,125
Dexia SA(a)	216,567	674,135
Groupe Bruxelles Lambert SA	15,548	1,382,516
KBC Groep NV	39,546	1,553,798
Solvay SA	11,492	1,775,301
UCB SA	22,646	1,017,339
Umicore	23,532	1,283,172

		20,661,106
DENMARK—1.38%
A.P. Moller-Maersk A/S Class B	208	1,793,508
Carlsberg A/S Class B	19,942	2,168,788
Danske Bank A/S(a)	139,272	2,578,560
Novo Nordisk A/S Class B	84,056	10,546,621
Novozymes A/S Class B	9,464	1,539,744
Vestas Wind Systems A/S(a)	39,546	918,584

		19,545,805
FINLAND—1.28%
Fortum OYJ	84,172	2,437,073
Kone OYJ Class B	39,546	2,484,357
Metso OYJ	25,688	1,458,836
Nokia OYJ	721,342	4,674,891
Sampo OYJ Class A	92,612	2,990,269
Stora Enso OYJ Class R	119,652	1,255,108
UPM-Kymmene OYJ	99,710	1,822,958
Wartsila OYJ Class B	30,758	1,038,605

		18,162,097
FRANCE—16.46%
Accor SA	30,758	1,375,070
Air France-KLM(a)	29,406	451,284
Alcatel-Lucent(a)	446,498	2,581,650
ALSTOM	39,208	2,417,078
Aperam	9,053	293,092
ArcelorMittal	177,808	6,185,785
AXA	357,269	8,116,842
BNP Paribas	205,848	15,886,415
Bouygues SA	43,940	1,931,258
Cap Gemini SA	29,749	1,742,515
Carrefour SA(a)(b)	113,906	4,676,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2011

Casino Guichard-Perrachon SA	11,154	1,051,155
Christian Dior SA	10,816	1,701,450
Compagnie de Saint-Gobain	84,500	5,470,784
Compagnie Generale des Etablissements Michelin Class B	33,806	3,305,477
Credit Agricole SA	207,419	3,118,531
Danone SA	124,728	9,304,052
Dassault Systemes SA	11,492	978,206
Edenred SA	31,445	959,224
Electricite de France	54,756	2,151,810
Essilor International SA	40,898	3,316,421
European Aeronautic Defence and Space Co. NV	78,078	2,612,686
France Telecom SA	373,512	7,941,625
GDF Suez	276,494	10,116,069
Hermes International	10,863	3,211,366
L’Air Liquide SA	54,422	7,798,840
L’Oreal SA	46,644	6,056,652
Lafarge SA	35,828	2,282,731
Lagardere SCA	25,350	1,070,818
LVMH Moet Hennessy Louis Vuitton SA	49,688	8,940,176
Pernod Ricard SA	33,462	3,297,554
PPR SA	14,536	2,588,011
PSA Peugeot Citroen SA	31,772	1,422,014
Publicis Groupe SA	28,054	1,563,918
Renault SA	39,884	2,364,207
Safran SA	40,222	1,717,401
Sanofi-Aventis	213,278	17,143,206
Schneider Electric SA	52,054	8,694,195
SES SA Class A FDR	53,742	1,508,099
Societe Generale	142,304	8,442,586
Societe Television Francaise 1	23,660	430,165
Sodexo	18,928	1,483,555
STMicroelectronics NV	129,454	1,289,609
Suez Environnement SA	54,418	1,085,240
Technip SA	20,960	2,246,647
Thales SA	17,914	772,295
Total SA	454,964	26,306,009
Unibail-Rodamco SE	17,576	4,063,192
Valeo SA	14,534	992,075
Vallourec SA	20,280	2,469,553
Veolia Environnement	95,992	2,706,933
Vinci SA	107,146	6,861,612
Vivendi SA	236,626	6,578,405

		233,072,492
GERMANY—12.50%
Adidas AG	39,890	3,163,546
Allianz SE Registered	87,546	12,227,020
BASF SE	176,780	17,318,482
Bayer AG	159,202	12,796,598
Bayerische Motoren Werke AG	61,854	6,170,809
Beiersdorf AG	19,604	1,271,922
Commerzbank AG(a)	645,430	2,778,319
Daimler AG Registered	172,380	12,971,106
Deutsche Bank AG Registered	179,146	10,584,187
Deutsche Boerse AG	37,522	2,850,625
Deutsche Lufthansa AG Registered	42,942	935,448
Deutsche Post AG Registered	161,920	3,110,564
Deutsche Telekom AG Registered	568,540	8,914,774
E.ON AG	385,332	10,941,615
Fresenius Medical Care AG & Co. KGaA	36,842	2,753,561
Fresenius SE & Co. KGaA	22,176	2,314,290
HeidelbergCement AG	28,392	1,812,250

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2011

Hochtief AG	6,766	565,037
Infineon Technologies AG	207,194	2,328,701
K+S AG	31,274	2,403,157
Linde AG	32,786	5,746,951
MAN SE(b)	18,856	2,514,035
Merck KGaA	12,510	1,359,232
METRO AG	25,350	1,535,936
Muenchener Rueckversicherungs-Gesellschaft AG Registered	31,053	4,747,587
Puma AG	1,014	320,712
QIAGEN NV(a)	45,292	868,112
RWE AG	79,098	4,384,796
Salzgitter AG	7,436	566,977
SAP AG	169,010	10,230,377
Siemens AG Registered	157,174	21,580,100
ThyssenKrupp AG	64,220	3,336,572
TUI AG(a)	29,406	318,904
Volkswagen AG	6,760	1,241,784

		176,964,086
GREECE—0.22%
Alpha Bank AE(a)	107,568	541,172
Hellenic Telecommunications Organization SA	13,280	123,803
Hellenic Telecommunications Organization SA SP ADR	84,161	394,715
National Bank of Greece SA(a)	52,390	374,471
National Bank of Greece SA SP ADR(a)(b)	751,427	1,074,541
OPAP SA	40,290	627,955

		3,136,657
IRELAND—0.42%
Anglo Irish Bank Corp. Ltd.(c)	211,770	31
CRH PLC	137,228	3,038,117
Elan Corp. PLC(a)	92,274	1,069,999
Kerry Group PLC Class A	25,696	1,062,336
Ryanair Holdings PLC SP ADR	25,006	733,676

		5,904,159
ITALY—4.44%
Assicurazioni Generali SpA	255,558	5,391,073
Atlantia SpA	59,205	1,260,106
Banca Monte dei Paschi di Siena SpA(b)	1,316,172	997,061
Banco Popolare SpA	350,506	807,499
Enel SpA	1,245,264	8,131,723
Eni SpA	537,440	12,708,864
Fiat Industrial SpA(a)	146,354	1,888,502
Fiat SpA	148,044	1,624,836
Finmeccanica SpA	73,018	883,444
Intesa Sanpaolo SpA	2,687,674	7,154,381
Luxottica Group SpA	28,119	901,795
Mediaset SpA(b)	135,200	635,496
Mediobanca SpA	92,631	938,092
Pirelli & C. SpA	41,912	452,707
Saipem SpA	48,538	2,505,271
Snam Rete Gas SpA	342,056	2,025,376
Telecom Italia SpA	1,869,140	2,600,217
Tenaris SA	88,894	2,029,905
Terna SpA	245,726	1,142,188
UniCredit SpA	3,711,578	7,856,592
Unione di Banche Italiane ScpA	171,852	967,237

		62,902,365

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2011

NETHERLANDS—3.64%
AEGON NV(a)	330,770	2,255,881
Akzo Nobel NV	44,616	2,813,861
ASML Holding NV	82,820	3,049,943
Heineken NV	55,438	3,333,223
ING Groep NV CVA(a)	737,570	9,077,841
Koninklijke Ahold NV	229,502	3,083,199
Koninklijke DSM NV	36,504	2,368,671
Koninklijke KPN NV	294,446	4,281,830
Koninklijke Philips Electronics NV	194,350	4,990,291
Randstad Holding NV	19,942	921,598
Reed Elsevier NV	138,580	1,859,515
TNT Express NV(a)	72,376	750,490
TNT NV	73,684	625,173
Unilever NV CVA	330,236	10,823,101
Wolters Kluwer NV	56,108	1,242,999

		51,477,616
NORWAY—1.07%
DnB NOR ASA	174,746	2,449,170
Norsk Hydro ASA	172,864	1,330,925
Orkla ASA	157,508	1,505,961
Renewable Energy Corp. ASA(a)	122,694	212,095
Statoil ASA	202,814	5,163,480
Telenor ASA	147,030	2,421,065
Yara International ASA	35,490	2,008,837

		15,091,533
PORTUGAL—0.43%
Banco Comercial Portugues SA Registered(a)(b)	855,360	508,458
Banco Espirito Santo SA Registered(b)	120,328	448,356
CIMPOR-Cimentos de Portugal SGPS SA	34,476	263,371
Energias de Portugal SA	535,392	1,901,006
Galp Energia SGPS SA Class B	52,390	1,249,502
Portugal Telecom SGPS SA Registered	170,690	1,691,985

		6,062,678
SPAIN—5.39%
Abertis Infraestructuras SA	64,844	1,448,286
Acciona SA	5,070	538,000
Acerinox SA(b)	20,280	369,889
Actividades de Construcciones y Servicios SA	34,476	1,625,512
Banco Bilbao Vizcaya Argentaria SA	876,434	10,279,938
Banco de Sabadell SA	244,264	1,009,316
Banco Popular Espanol SA(a)	167,101	940,255
Banco Santander SA	1,625,160	18,762,712
Bankinter SA(b)	51,038	346,530
Enagas SA	35,828	868,004
Ferrovial SA	79,768	1,008,019
Gamesa Corporacion Tecnologica SA(a)	39,546	319,360
Gas Natural SDG SA	56,784	1,189,231
Iberdrola SA(a)	854,700	7,604,884
Industria de Diseno Textil SA	41,912	3,818,540
International Consolidated Airlines Group SA London(a)	147,536	600,918
Red Electrica Corporacion SA	20,962	1,265,056
Repsol YPF SA	154,476	5,361,767
Telefonica SA	776,048	18,970,070

		76,326,287

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2011

SWEDEN—4.52%
Alfa Laval AB	66,924	1,445,589
Assa Abloy AB Class B	60,164	1,620,887
Atlas Copco AB Class A	134,862	3,558,533
Boliden AB	51,376	950,978
Electrolux AB Class B	51,376	1,228,618
Hennes & Mauritz AB Class B	184,222	6,367,433
Holmen AB Class B	8,112	253,514
Investor AB Class B	87,880	2,019,413
Nordea Bank AB	622,934	6,713,023
Sandvik AB	202,462	3,558,298
Scania AB Class B	58,812	1,367,298
Securitas AB Class B	57,122	606,068
Skandinaviska Enskilda Banken AB Class A	324,818	2,661,324
Skanska AB Class B	78,078	1,400,691
SKF AB Class B	78,416	2,274,170
SSAB AB Class A	40,222	602,688
Svenska Cellulosa AB Class B	114,920	1,621,798
Svenska Handelsbanken AB Class A	92,962	2,874,286
Swedbank AB Class A	183,554	3,092,177
Swedish Match AB	47,320	1,590,569
Tele2 AB Class B	57,798	1,144,959
Telefonaktiebolaget LM Ericsson Class B	580,044	8,383,454
TeliaSonera AB	408,642	3,004,887
Volvo AB Class A	103,786	1,814,185
Volvo AB Class B	221,052	3,871,007

		64,025,847
SWITZERLAND—12.55%
ABB Ltd. Registered(a)	448,526	11,612,668
Actelion Ltd. Registered(a)	21,970	1,080,496
Adecco SA Registered(a)	28,054	1,795,856
Baloise Holding AG Registered	9,667	995,977
Clariant AG Registered(a)	51,346	979,965
Compagnie Financiere Richemont SA Class A Bearer	55,776	3,646,638
Credit Suisse Group AG Registered(a)	193,008	7,495,679
GAM Holding AG(a)	40,222	659,220
Geberit AG Registered(a)	8,112	1,919,133
Givaudan SA Registered(a)	1,617	1,708,220
Holcim Ltd. Registered(a)	51,382	3,871,957
Julius Baer Group Ltd.(a)	39,546	1,631,155
Kuehne & Nagel International AG Registered	11,154	1,690,321
Lonza Group AG Registered(a)	10,140	792,413
Nestle SA Registered	668,248	41,467,884
Nobel Biocare Holding AG Registered(a)	24,001	488,571
Novartis AG Registered	546,546	33,428,882
Roche Holding AG Bearer	5,070	894,175
Roche Holding AG Genusschein	135,876	22,705,170
SGS SA Registered	1,014	1,922,024
Swatch Group AG (The) Bearer	6,084	3,062,232
Swiss Life Holding AG Registered(a)	6,084	996,418
Swiss Re Ltd.(a)	71,318	3,998,721
Swisscom AG Registered	4,459	2,041,502
Syngenta AG Registered(a)	18,252	6,151,921
UBS AG Registered(a)	737,542	13,428,170
Zurich Financial Services AG Registered(a)	28,730	7,254,154

		177,719,522
UNITED KINGDOM—32.65%
3i Group PLC	182,858	825,224

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2011

Aegis Group PLC	178,225	457,810
Aggreko PLC	53,742	1,664,344
AMEC PLC	64,220	1,121,750
Anglo American PLC	254,522	12,616,221
ARM Holdings PLC	258,232	2,437,723
Associated British Foods PLC	70,304	1,222,378
AstraZeneca PLC	266,344	13,289,876
Aviva PLC	548,912	3,868,693
BAE Systems PLC	658,086	3,365,031
Barclays PLC	2,347,186	9,663,784
BG Group PLC	652,692	14,816,810
BHP Billiton PLC	410,396	16,155,507
BP PLC	3,646,682	26,851,979
British American Tobacco PLC	384,644	16,864,663
British Land Co. PLC	172,718	1,688,698
British Sky Broadcasting Group PLC	205,636	2,794,622
BT Group PLC	1,495,082	4,836,566
Bunzl PLC	62,868	787,266
Burberry Group PLC	83,825	1,951,365
Cable & Wireless Communications PLC	528,973	344,112
Cable & Wireless Worldwide PLC	533,026	394,243
Cairn Energy PLC(a)	267,358	1,780,447
Capita Group PLC	116,948	1,343,382
Carnival PLC	41,912	1,623,651
Centrica PLC	994,396	5,161,335
Cobham PLC	215,313	731,447
Compass Group PLC	365,040	3,522,183
Cookson Group PLC	54,418	587,532
Daily Mail & General Trust PLC Class A NVS	56,784	423,365
Diageo PLC	482,008	9,850,985
Drax Group PLC	71,659	579,252
Experian PLC	192,660	2,454,344
FirstGroup PLC	92,950	508,714
G4S PLC	266,344	1,196,431
GKN PLC	298,792	1,111,935
GlaxoSmithKline PLC	996,086	21,332,889
Hammerson PLC	134,524	1,039,688
Hays PLC	282,568	467,259
Home Retail Group PLC	152,438	400,626
HSBC Holdings PLC	3,445,910	34,211,366
IMI PLC	63,206	1,068,523
Imperial Tobacco Group PLC	196,050	6,518,444
InterContinental Hotels Group PLC	56,784	1,162,340
International Power PLC	291,018	1,503,031
Invensys PLC	159,874	826,220
ITV PLC(a)	755,430	867,156
J Sainsbury PLC	269,048	1,422,821
Johnson Matthey PLC	41,574	1,312,207
Kingfisher PLC	452,244	1,940,020
Ladbrokes PLC	168,324	411,840
Land Securities Group PLC	150,410	2,058,582
Legal & General Group PLC	1,117,766	2,121,121
Lloyds Banking Group PLC(a)	7,701,180	6,058,294
Logica PLC	315,355	678,425
London Stock Exchange Group PLC	31,816	541,948
Lonmin PLC	30,082	701,729
Man Group PLC	358,956	1,365,798
Marks & Spencer Group PLC	301,496	1,749,310
Misys PLC(a)	53,246	359,032
National Grid PLC	676,338	6,650,693
Next PLC	33,810	1,262,017
Old Mutual PLC	1,072,474	2,296,887
Pearson PLC	156,512	2,954,963

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2011

Persimmon PLC	60,502	468,472
Provident Financial PLC	25,690	397,180
Prudential PLC	490,776	5,673,001
Reckitt Benckiser Group PLC	118,644	6,552,413
Reed Elsevier PLC	236,938	2,153,020
Rentokil Initial PLC(a)	363,019	553,960
Resolution Ltd.	286,014	1,349,993
Rexam PLC	170,352	1,046,926
Rio Tinto PLC	292,708	21,102,130
Rolls-Royce Group PLC(a)	360,781	3,735,944
Royal Bank of Scotland Group PLC(a)	3,378,310	2,085,959
Royal Dutch Shell PLC Class A	698,646	24,878,015
Royal Dutch Shell PLC Class B	519,178	18,537,368
RSA Insurance Group PLC	681,070	1,475,030
SABMiller PLC	179,140	6,532,844
Sage Group PLC (The)	250,458	1,161,661
Schroders PLC	20,294	504,028
Scottish & Southern Energy PLC	180,492	4,036,510
SEGRO PLC	143,650	720,236
Serco Group PLC	95,992	851,460
Severn Trent PLC	44,636	1,054,849
Shire PLC	108,160	3,377,406
Smith & Nephew PLC	172,042	1,836,763
Smiths Group PLC	76,271	1,470,617
Standard Chartered PLC	374,154	9,839,234
Standard Life PLC	450,905	1,523,822
Tate & Lyle PLC	88,894	879,124
Tesco PLC	1,550,406	10,006,184
Tullow Oil PLC	171,366	3,411,484
Unilever PLC	252,148	8,120,513
United Business Media Ltd.	45,630	407,674
United Utilities Group PLC	131,482	1,264,416
Vodafone Group PLC	9,912,864	26,306,860
Whitbread PLC	33,124	858,840
William Hill PLC	132,158	484,604
Wm Morrison Supermarkets PLC	504,972	2,413,477
Wolseley PLC	54,080	1,764,239
WPP PLC	243,724	3,052,038
Xstrata PLC	374,526	8,246,597

		462,311,788

TOTAL COMMON STOCKS
(Cost: $1,459,950,035)		1,399,096,488

PREFERRED STOCKS—0.71%

GERMANY—0.71%
Henkel AG & Co. KGaA	35,152	2,439,699
Porsche Automobil Holding SE	29,148	2,311,633
Volkswagen AG	25,872	5,339,618

		10,090,950

TOTAL PREFERRED STOCKS
(Cost: $8,863,842)		10,090,950

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2011

RIGHTS—0.00%

SPAIN—0.00%
Banco Popular Espanol SA(a)	167,101	12,114

		12,114

TOTAL RIGHTS
(Cost: $11,932)		12,114

SHORT-TERM INVESTMENTS—0.69%

MONEY MARKET FUNDS—0.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	8,784,137	8,784,137
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	738,134	738,134
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	203,738	203,738

		9,726,009

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,726,009)		9,726,009

TOTAL INVESTMENTS IN SECURITIES—100.21%
(Cost: $1,478,551,818)		1,418,925,561
Other Assets, Less Liabilities—(0.21)%		(3,008,113)

NET ASSETS—100.00%		$1,415,917,448

FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2011

Security	Shares	Value
COMMON STOCKS—99.54%

AUSTRALIA—1.91%
BHP Billiton Ltd.	423,399	$19,854,137

		19,854,137
FINLAND—0.31%
Nokia OYJ	109,461	709,398
Nokia OYJ SP ADR	384,610	2,469,196

		3,178,594
FRANCE—7.92%
Alcatel-Lucent(a)	304,909	1,762,983
AXA	243,963	5,542,628
Carrefour SA(a)(b)	77,876	3,197,567
Compagnie de Saint-Gobain	57,594	3,728,809
France Telecom SA	255,148	5,424,966
GDF Suez	188,799	6,907,578
L’Oreal SA	31,685	4,114,249
LVMH Moet Hennessy Louis Vuitton SA	33,884	6,096,622
Sanofi-Aventis	144,771	11,636,639
Schneider Electric SA	35,524	5,933,311
Societe Generale	97,289	5,771,944
Total SA	309,444	17,892,045
Vivendi SA	161,675	4,494,703

		82,504,044
GERMANY—7.73%
Allianz SE Registered	59,770	8,347,715
BASF SE	121,017	11,855,587
Bayer AG	109,461	8,798,435
Daimler AG Registered	117,719	8,858,021
Deutsche Bank AG Registered	122,943	7,263,638
Deutsche Telekom AG Registered	388,131	6,085,939
E.ON AG	263,143	7,472,022
Muenchener Rueckversicherungs-Gesellschaft AG Registered	21,179	3,237,985
RWE AG	53,975	2,992,103
Siemens AG Registered	107,221	14,721,518
Volkswagen AG	4,727	868,330

		80,501,293
JAPAN—4.56%
Bridgestone Corp.	81,200	1,856,058
Canon Inc.	146,650	6,918,481
FUJIFILM Holdings Corp.	59,500	1,841,140
Honda Motor Co. Ltd.	205,400	7,846,199
Nissan Motor Co. Ltd.	284,700	2,968,269
Panasonic Corp.	248,300	3,013,051
Seven & I Holdings Co. Ltd.	96,320	2,572,588
Sony Corp.	132,200	3,465,421
Toshiba Corp.	507,200	2,650,302
Toyota Motor Corp.	351,000	14,342,496

		47,474,005

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2011

NETHERLANDS—1.79%
AEGON NV(a)	225,900	1,540,658
ING Groep NV CVA(a)	503,692	6,199,325
Koninklijke Philips Electronics NV	20,865	535,747
Koninklijke Philips Electronics NV NYS	113,906	2,925,106
Unilever NV CVA	39,162	1,283,489
Unilever NV NYS	188,580	6,194,853

		18,679,178
SOUTH KOREA—1.42%
Samsung Electronics Co. Ltd. SP GDR(c)	38,038	14,743,529

		14,743,529
SPAIN—3.49%
Banco Bilbao Vizcaya Argentaria SA	598,554	7,020,607
Banco Santander SA	1,109,890	12,813,844
Repsol YPF SA	105,459	3,660,417
Telefonica SA	527,403	12,892,078

		36,386,946
SWEDEN—0.55%
Telefonaktiebolaget LM Ericsson Class B	199,662	2,885,742
Telefonaktiebolaget LM Ericsson Class B SP ADR	196,967	2,832,385

		5,718,127
SWITZERLAND—7.30%
ABB Ltd. Registered(a)	306,312	7,930,643
Credit Suisse Group AG Registered(a)	131,765	5,117,239
Nestle SA Registered	456,141	28,305,662
Novartis AG Registered	373,002	22,814,256
Swiss Re Ltd.(a)	48,761	2,733,975
UBS AG Registered(a)	503,754	9,171,673

		76,073,448
UNITED KINGDOM—16.16%
Anglo American PLC	173,923	8,621,066
AstraZeneca PLC	181,686	9,065,661
Aviva PLC	375,524	2,646,667
Barclays PLC	1,602,773	6,598,903
BP PLC	2,484,861	18,297,026
Diageo PLC	329,226	6,728,520
GlaxoSmithKline PLC	679,557	14,553,878
HSBC Holdings PLC	2,342,934	23,260,902
National Grid PLC	461,774	4,540,802
Rio Tinto PLC	197,290	14,223,182
Royal Dutch Shell PLC Class A	53,928	1,920,317
Royal Dutch Shell PLC Class A SP ADR	209,940	14,933,032
Royal Dutch Shell PLC Class B	354,499	12,657,467
Standard Chartered PLC	255,463	6,717,983
Vodafone Group PLC	6,739,917	17,886,461
Xstrata PLC	255,844	5,633,367

		168,285,234
UNITED STATES—46.40%
3M Co.	93,443	8,863,069

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2011

Bristol-Myers Squibb Co.	224,352	6,497,234
Caterpillar Inc.	84,747	9,022,166
Chevron Corp.	264,348	27,185,548
Citigroup Inc.	384,558	16,012,995
Coca-Cola Co. (The)	301,037	20,256,780
Colgate-Palmolive Co.	64,294	5,619,939
Dell Inc.(a)	217,638	3,628,025
Dow Chemical Co. (The)	154,600	5,565,600
E.I. du Pont de Nemours and Co.	122,133	6,601,289
EMC Corp.(a)(b)	271,566	7,481,643
Exxon Mobil Corp.	648,099	52,742,297
Ford Motor Co.(a)	499,483	6,887,871
General Electric Co.	1,396,671	26,341,215
Goldman Sachs Group Inc. (The)	68,084	9,061,300
Hewlett-Packard Co.	273,813	9,966,793
Intel Corp.	700,422	15,521,351
International Business Machines Corp.	159,270	27,322,768
Johnson & Johnson	361,125	24,022,035
JPMorgan Chase & Co.	523,230	21,421,036
Kimberly-Clark Corp.	51,677	3,439,621
McDonald’s Corp.	136,746	11,530,423
Merck & Co. Inc.	405,884	14,323,646
Microsoft Corp.	977,124	25,405,224
Morgan Stanley	203,141	4,674,274
News Corp. Class A NVS	300,516	5,319,133
Nike Inc. Class B	49,885	4,488,652
PepsiCo Inc.	207,858	14,639,439
Pfizer Inc.	1,040,361	21,431,437
Philip Morris International Inc.	233,861	15,614,899
Procter & Gamble Co. (The)	367,049	23,333,305
Texas Instruments Inc.	154,401	5,068,985
United Technologies Corp.	120,365	10,653,506
Wal-Mart Stores Inc.	251,153	13,346,270

		483,289,768

TOTAL COMMON STOCKS
(Cost: $1,127,218,540)		1,036,688,303

SHORT-TERM INVESTMENTS—1.07%

MONEY MARKET FUNDS—1.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	9,772,886	9,772,886
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	821,219	821,219

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	559,432	559,432

TOTAL SHORT-TERM INVESTMENTS		11,153,537

(Cost: $11,153,537)		11,153,537

TOTAL INVESTMENTS IN SECURITIES—100.61%
(Cost: $1,138,372,077)		1,047,841,840
Other Assets, Less Liabilities—(0.61)%		(6,329,081)

NET ASSETS—100.00%		$1,041,512,759

NVS	- Non-Voting Shares
NYS	- New York Registered Shares
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—89.26%

AUSTRIA—4.55%
Verbund AG	74,536	$3,241,978

		3,241,978
CANADA—1.20%
Canadian Solar Inc.(a)(b)	74,360	855,140

		855,140
CHILE—4.82%
Empresa Nacional de Electricidad SA SP ADR	60,148	3,435,052

		3,435,052
CHINA—22.46%
China Longyuan Power Group Corp. Ltd. Class H(b)	3,300,000	3,193,446
Hanwha SolarOne Co. Ltd. SP ADR(a)(b)	101,684	648,744
JA Solar Holdings Co. Ltd. SP ADR(a)(b)	416,152	2,309,644
LDK Solar Co. Ltd. SP ADR(a)(b)	161,524	1,185,586
Suntech Power Holdings Co. Ltd. SP ADR(a)(b)	316,316	2,489,407
Trina Solar Ltd. SP ADR(a)(b)	175,912	3,943,947
Yingli Green Energy Holding Co. Ltd. SP ADR(a)(b)	243,716	2,244,624

		16,015,398
DENMARK—3.84%
Vestas Wind Systems A/S(a)(b)	117,788	2,736,008

		2,736,008
GERMANY—10.02%
Nordex SE(a)(b)	146,080	1,315,240
Q-Cells SE(a)(b)	276,100	528,000
SMA Solar Technology AG(b)	22,176	2,469,905
SolarWorld AG(b)	209,660	2,830,011

		7,143,156
ITALY—4.78%
Enel Green Power SpA	1,235,916	3,408,178

		3,408,178
NORWAY—3.77%
Renewable Energy Corp. ASA(a)(b)	1,557,424	2,692,245

		2,692,245
PORTUGAL—4.60%
EDP Renovaveis SA(a)	497,640	3,282,117

		3,282,117

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

June 30, 2011

SPAIN—4.13%
Gamesa Corporacion Tecnologica SA(a)	364,320	2,942,124

		2,942,124
UNITED STATES—25.09%
American Superconductor Corp.(a)(b)	111,452	1,007,526
Covanta Holding Corp.	186,824	3,080,728
First Solar Inc.(a)(b)	29,480	3,899,320
GT Solar International Inc.(a)(b)	275,396	4,461,415
MEMC Electronic Materials Inc.(a)	291,808	2,489,122
Ormat Technologies Inc.	47,036	1,035,262
SunPower Corp. Class A(a)(b)	99,264	1,918,773

		17,892,146

TOTAL COMMON STOCKS
(Cost: $74,388,540)		63,643,542

PREFERRED STOCKS—9.92%

BRAZIL—9.92%
Companhia Energetica de Minas Gerais SP ADR	170,456	3,518,212
Companhia Paranaense de Energia Class B SP ADR	130,988	3,557,634

		7,075,846

TOTAL PREFERRED STOCKS
(Cost: $4,552,536)		7,075,846

SHORT-TERM INVESTMENTS—43.51%

MONEY MARKET FUNDS—43.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	28,602,141	28,602,141
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	2,403,448	2,403,448
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	19,652	19,652

		31,025,241

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,025,241)		31,025,241

TOTAL INVESTMENTS IN SECURITIES—142.69%
(Cost: $109,966,317)		101,744,629
Other Assets, Less Liabilities—(42.69)%		(30,438,646)

NET ASSETS—100.00%		$71,305,983

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

June 30, 2011

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—98.14%

AUSTRALIA—0.46%
Crown Ltd.	71,604	$684,567

		684,567
CANADA—2.43%
Canadian Tire Corp. Ltd. Class A	4,992	326,386
Gildan Activewear Inc.	8,424	296,686
Magna International Inc. Class A	16,172	873,868
Shaw Communications Inc. Class B	23,036	524,880
Thomson Reuters Corp.	21,944	823,326
Tim Hortons Inc.	13,416	654,605
Yellow Media Inc.	35,620	88,580

		3,588,331
FRANCE—8.26%
Accor SA	9,360	418,449
Christian Dior SA	3,380	531,703
Compagnie Generale des Etablissements Michelin Class B	11,648	1,138,916
Hermes International	3,432	1,014,582
Lagardere SCA	6,708	283,355
LVMH Moet Hennessy Louis Vuitton SA	15,756	2,834,918
PPR SA	4,472	796,201
PSA Peugeot Citroen SA	11,544	516,673
Publicis Groupe SA	8,060	449,318
Renault SA	13,572	804,509
SES SA Class A FDR	16,380	459,653
Societe Television Francaise 1	6,500	118,177
Sodexo	5,928	464,630
Valeo SA	5,824	397,540
Vivendi SA	69,888	1,942,946

		12,171,570
GERMANY—5.64%
Adidas AG	13,936	1,105,219
Bayerische Motoren Werke AG	22,256	2,220,350
Daimler AG Registered	56,576	4,257,183
Puma AG	364	115,128
TUI AG(a)	12,844	139,291
Volkswagen AG	2,548	468,057

		8,305,228
GREECE—0.15%
OPAP SA	14,580	227,242

		227,242
HONG KONG—0.86%
Esprit Holdings Ltd.(b)	140,471	436,870
Li & Fung Ltd.(b)	416,000	828,659

		1,265,529

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2011

ITALY—0.97%
Fiat SpA	59,852	656,897
Luxottica Group SpA	10,192	326,864
Mediaset SpA	32,968	154,963
Pirelli & C. SpA	26,832	289,823

		1,428,547
JAPAN—14.54%
Aisin Seiki Co. Ltd.	10,400	399,207
Bridgestone Corp.	41,600	950,887
Denso Corp.	31,200	1,152,036
Dentsu Inc.	10,400	305,201
Fast Retailing Co. Ltd.	3,500	562,098
Honda Motor Co. Ltd.	98,800	3,774,121
Marui Group Co. Ltd.	10,400	78,296
Nikon Corp.	20,800	486,518
Nippon Television Network Corp.	520	73,596
Nissan Motor Co. Ltd.	140,400	1,463,804
NOK Corp.	10,400	176,810
Oriental Land Co. Ltd.	3,200	270,233
Panasonic Corp.	109,200	1,325,111
Sekisui House Ltd.	36,000	332,541
Sharp Corp.	52,000	470,678
Sony Corp.	57,200	1,499,411
Suzuki Motor Corp.	26,000	581,104
Toyota Industries Corp.	15,600	510,921
Toyota Motor Corp.	161,200	6,586,924
Yamada Denki Co. Ltd.	5,200	420,456

		21,419,953
MEXICO—0.80%
Grupo Televisa SA CPO	239,200	1,174,491

		1,174,491
NETHERLANDS—0.68%
Reed Elsevier NV	44,928	602,860
Wolters Kluwer NV	18,304	405,501

		1,008,361
SOUTH KOREA—0.57%
Hyundai Motor Co. Ltd. Class A SP GDR(c)	7,549	837,874

		837,874
SPAIN—0.79%
Industria de Diseno Textil SA	12,792	1,165,460

		1,165,460
SWEDEN—1.81%
Electrolux AB Class B	21,892	523,530
Hennes & Mauritz AB Class B	62,192	2,149,599

		2,673,129
SWITZERLAND—1.36%
Compagnie Financiere Richemont SA Class A Bearer	16,952	1,108,323

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2011

Swatch Group AG (The) Bearer	1,768	889,879

		1,998,202
UNITED KINGDOM—6.47%
Aegis Group PLC	49,036	125,960
British Sky Broadcasting Group PLC	68,848	935,654
Burberry Group PLC	27,248	634,307
Carnival PLC	13,156	509,657
Compass Group PLC	118,040	1,138,940
Daily Mail & General Trust PLC Class A NVS	16,900	126,002
GKN PLC	115,856	431,151
Home Retail Group PLC	38,116	100,173
InterContinental Hotels Group PLC	19,136	391,704
ITV PLC(a)	238,264	273,503
Kingfisher PLC	141,908	608,752
Ladbrokes PLC	60,372	147,713
Marks & Spencer Group PLC	97,396	565,101
Next PLC	11,544	430,900
Pearson PLC	46,280	873,771
Persimmon PLC	18,876	146,158
Reed Elsevier PLC	69,732	633,644
United Business Media Ltd.	11,700	104,532
Whitbread PLC	11,076	287,179
William Hill PLC	40,820	149,681
WPP PLC	73,164	916,197

		9,530,679
UNITED STATES—52.35%
Abercrombie & Fitch Co. Class A	5,624	376,358
Amazon.com Inc.(a)	21,684	4,434,161
Apollo Group Inc. Class A(a)	6,968	304,362
AutoNation Inc.(a)(b)	4,784	175,142
AutoZone Inc.(a)	1,664	490,630
Bed Bath & Beyond Inc.(a)	15,028	877,184
Best Buy Co. Inc.	17,004	534,096
Big Lots Inc.(a)	4,420	146,523
Cablevision NY Group Class A	15,548	562,993
CarMax Inc.(a)	13,468	445,387
Carnival Corp.	24,700	929,461
CBS Corp. Class B NVS	41,184	1,173,332
Chipotle Mexican Grill Inc.(a)	2,236	689,113
Coach Inc.	18,408	1,176,823
Comcast Corp. Class A	165,308	4,188,905
D.R. Horton Inc.	17,680	203,674
Darden Restaurants Inc.	8,320	414,003
DeVry Inc.	3,536	209,084
DIRECTV Class A(a)	47,632	2,420,658
Discovery Communications Inc. Series A(a)	17,212	705,003
Expedia Inc.	11,804	342,198
Family Dollar Stores Inc.	7,592	399,035
Ford Motor Co.(a)	235,768	3,251,241
Fortune Brands Inc.	9,360	596,887
GameStop Corp. Class A(a)(b)	8,268	220,508
Gannett Co. Inc.	12,948	185,415
Gap Inc. (The)	21,684	392,480
Genuine Parts Co.	8,684	472,410
Goodyear Tire & Rubber Co. (The)(a)	18,356	307,830
H&R Block Inc.	17,680	283,587
Harley-Davidson Inc.	16,640	681,741
Harman International Industries Inc.	4,420	201,419
Hasbro Inc.	8,476	372,351

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2011

Home Depot Inc. (The)	93,600	3,390,192
International Game Technology	17,992	316,299
Interpublic Group of Companies Inc. (The)	30,004	375,050
J.C. Penney Co. Inc.	12,792	441,836
Johnson Controls Inc.	44,148	1,839,206
Kohl’s Corp.	15,912	795,759
Leggett & Platt Inc.	9,152	223,126
Lennar Corp. Class A	9,360	169,884
Limited Brands Inc.	16,328	627,812
Lowe’s Companies Inc.	75,868	1,768,483
Macy’s Inc.	25,376	741,994
Marriott International Inc. Class A	17,212	610,854
Mattel Inc.	21,840	600,382
McDonald’s Corp.	61,464	5,182,644
McGraw-Hill Companies Inc. (The)	16,848	706,100
Netflix Inc.(a)	2,912	764,953
Newell Rubbermaid Inc.	17,524	276,529
News Corp. Class A NVS	134,576	2,381,995
Nike Inc. Class B	22,464	2,021,311
Nordstrom Inc.	9,880	463,767
O’Reilly Automotive Inc.(a)(b)	7,904	517,791
Omnicom Group Inc.	15,496	746,287
Polo Ralph Lauren Corp.	4,160	551,658
Priceline.com Inc.(a)(b)	3,120	1,597,222
Pulte Group Inc.(a)	21,372	163,709
Ross Stores Inc.	7,436	595,772
Scripps Networks Interactive Inc. Class A	4,472	218,591
Sears Holdings Corp.(a)(b)	2,184	156,025
Staples Inc.	40,352	637,562
Starbucks Corp.	46,696	1,844,025
Starwood Hotels & Resorts Worldwide Inc.	12,064	676,067
Target Corp.	39,676	1,861,201
Tiffany & Co.	7,592	596,124
Time Warner Cable Inc.	21,008	1,639,464
Time Warner Inc.	61,048	2,220,316
TJX Companies Inc. (The)	22,620	1,188,229
Urban Outfitters Inc.(a)	7,592	213,715
VF Corp.	5,252	570,157
Viacom Inc. Class B NVS	35,204	1,795,404
Walt Disney Co. (The)	110,864	4,328,131
Washington Post Co. (The) Class B	260	108,927
Whirlpool Corp.	4,576	372,120
Wyndham Worldwide Corp.	11,284	379,707
Wynn Resorts Ltd.	4,992	716,552
Yum! Brands Inc.	28,548	1,576,991

		77,133,917

TOTAL COMMON STOCKS
(Cost: $110,479,867)		144,613,080

PREFERRED STOCKS—1.68%

GERMANY—1.68%
Porsche Automobil Holding SE	9,932	787,675
Volkswagen AG	8,164	1,684,935

		2,472,610

TOTAL PREFERRED STOCKS
(Cost: $2,123,485)		2,472,610

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2011

SHORT-TERM INVESTMENTS—1.73%

MONEY MARKET FUNDS—1.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	2,250,673	2,250,673
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	189,125	189,125
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	107,657	107,657

		2,547,455

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,547,455)		2,547,455

TOTAL INVESTMENTS IN SECURITIES—101.55%
(Cost: $115,150,807)		149,633,145
Other Assets, Less Liabilities—(1.55)%		(2,280,432)

NET ASSETS—100.00%		$147,352,713

CPO	- Certificates of Participation (Ordinary)
FDR	- Fiduciary Depositary Receipts
NVS	- Non-Voting Shares
SP GDR	- Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—97.92%

AUSTRALIA—3.75%
Coca-Cola Amatil Ltd.	79,476	$971,693
Foster’s Group Ltd.	290,265	1,600,402
Wesfarmers Ltd.	171,828	5,859,094
Woolworths Ltd.	180,375	5,358,786

		13,789,975
BELGIUM—2.20%
Anheuser-Busch InBev NV	110,445	6,405,143
Colruyt SA	11,655	582,981
Delhaize Group SA	14,985	1,123,233

		8,111,357
BRAZIL—0.49%
BRF—Brasil Foods SA SP ADR	104,673	1,813,983

		1,813,983
CANADA—1.16%
George Weston Ltd.	7,548	546,997
Loblaw Companies Ltd.	15,873	640,611
Metro Inc. Class A	15,984	794,811
Saputo Inc.	19,758	952,176
Shoppers Drug Mart Corp.	32,301	1,328,722

		4,263,317
DENMARK—0.46%
Carlsberg A/S Class B	15,540	1,690,050

		1,690,050
FRANCE—5.04%
Carrefour SA(a)(b)	87,468	3,591,412
Casino Guichard-Perrachon SA	8,325	784,550
Danone SA	95,127	7,095,973
L’Oreal SA	35,187	4,568,978
Pernod Ricard SA	25,530	2,515,885

		18,556,798
GERMANY—0.57%
Beiersdorf AG	14,430	936,229
METRO AG	18,981	1,150,043

		2,086,272
IRELAND—0.22%
Kerry Group PLC Class A	19,314	798,488

		798,488
JAPAN—4.17%
AEON Co. Ltd.	88,817	1,064,572
Ajinomoto Co. Inc.	111,000	1,309,844

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

June 30, 2011

Asahi Breweries Ltd.	55,598	1,111,822
Japan Tobacco Inc.	666	2,552,340
Kao Corp.	77,700	2,030,052
Kirin Holdings Co. Ltd.	119,596	1,657,107
Nippon Meat Packers Inc.	23,000	327,514
Nissin Foods Holdings Co. Ltd.	11,100	402,299
Seven & I Holdings Co. Ltd.	111,037	2,965,661
Shiseido Co. Ltd.	44,400	824,116
Unicharm Corp.	17,900	777,972
Yakult Honsha Co. Ltd.	11,120	319,721

		15,343,020
MEXICO—1.59%
Fomento Economico Mexicano SAB de CV BD Units	321,909	2,135,373
Grupo Modelo SAB de CV Series C	100,437	603,895
Kimberly-Clark de Mexico SAB de CV Series A	88,817	583,484
Wal-Mart de Mexico SAB de CV Series V	854,710	2,528,365

		5,851,117
NETHERLANDS—3.59%
Heineken NV	42,513	2,556,104
Koninklijke Ahold NV	175,935	2,363,564
Unilever NV CVA	252,525	8,276,213

		13,195,881
SINGAPORE—0.40%
Wilmar International Ltd.(a)	333,000	1,470,235

		1,470,235
SOUTH KOREA—0.24%
KT&G Corp. Class A SP GDR(a)(c)	28,532	887,241

		887,241
SWEDEN—0.33%
Swedish Match AB	36,186	1,216,322

		1,216,322
SWITZERLAND—8.51%
Nestle SA Registered	504,162	31,285,587

		31,285,587
UNITED KINGDOM—14.54%
Associated British Foods PLC	53,946	937,961
British American Tobacco PLC	289,599	12,697,428
Diageo PLC	366,411	7,488,484
Imperial Tobacco Group PLC	149,739	4,978,655
J Sainsbury PLC	206,349	1,091,247
Reckitt Benckiser Group PLC	90,132	4,977,766
SABMiller PLC	136,641	4,982,999
Tate & Lyle PLC	69,708	689,383
Tesco PLC	1,178,709	7,607,284
Unilever PLC	191,919	6,180,817
Wm Morrison Supermarkets PLC	385,281	1,841,422

		53,473,446

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

June 30, 2011

UNITED STATES—50.66%
Altria Group Inc.	305,472	8,067,515
Archer-Daniels-Midland Co.	100,011	3,015,332
Avon Products Inc.	63,492	1,777,776
Brown-Forman Corp. Class B NVS	14,763	1,102,648
Campbell Soup Co.	27,195	939,587
Clorox Co. (The)	19,203	1,295,050
Coca-Cola Co. (The)	333,333	22,429,978
Coca-Cola Enterprises Inc.	48,396	1,412,195
Colgate-Palmolive Co.	70,596	6,170,796
ConAgra Foods Inc.	61,605	1,590,025
Constellation Brands Inc. Class A(b)	26,418	550,023
Costco Wholesale Corp.	63,270	5,140,055
CVS Caremark Corp.	198,579	7,462,599
Dean Foods Co.(a)(b)	27,306	335,045
Dr Pepper Snapple Group Inc.	32,301	1,354,381
Estee Lauder Companies Inc. (The) Class A	16,650	1,751,413
General Mills Inc.	91,908	3,420,816
H.J. Heinz Co.	46,731	2,489,828
Hershey Co. (The)	22,089	1,255,760
Hormel Foods Corp.	17,538	522,808
J.M. Smucker Co. (The)	16,539	1,264,241
Kellogg Co.	35,853	1,983,388
Kimberly-Clark Corp.	55,944	3,723,633
Kraft Foods Inc. Class A	255,855	9,013,772
Kroger Co. (The)	90,021	2,232,521
Lorillard Inc.	21,423	2,332,322
McCormick & Co. Inc. NVS	18,870	935,386
Mead Johnson Nutrition Co. Class A	29,970	2,024,473
Molson Coors Brewing Co. Class B NVS	23,310	1,042,889
PepsiCo Inc.	229,992	16,198,337
Philip Morris International Inc.	259,962	17,357,663
Procter & Gamble Co. (The)	405,483	25,776,554
Reynolds American Inc.	48,507	1,797,184
Safeway Inc.	53,946	1,260,718
Sara Lee Corp.	85,248	1,618,860
SUPERVALU Inc.	32,856	309,175
Sysco Corp.	86,025	2,682,259
Tyson Foods Inc. Class A	44,511	864,404
Wal-Mart Stores Inc.	277,500	14,746,350
Walgreen Co.	133,866	5,683,950
Whole Foods Market Inc.	22,089	1,401,547

		186,333,256

TOTAL COMMON STOCKS
(Cost: $328,453,759)		360,166,345

PREFERRED STOCKS—1.52%

BRAZIL—1.03%
Companhia de Bebidas das Americas SP ADR	111,999	3,777,726

		3,777,726

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

June 30, 2011

GERMANY—0.49%
Henkel AG & Co. KGaA	26,196	1,818,114

		1,818,114

TOTAL PREFERRED STOCKS
(Cost: $3,345,964)		5,595,840

SHORT-TERM INVESTMENTS—1.39%

MONEY MARKET FUNDS—1.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	4,267,242	4,267,242
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	358,578	358,578
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	474,168	474,168

		5,099,988

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,099,988)		5,099,988

TOTAL INVESTMENTS IN SECURITIES—100.83%
(Cost: $336,899,711)		370,862,173
Other Assets, Less Liabilities—(0.83)%		(3,069,663)

NET ASSETS—100.00%		$367,792,510

NVS	- Non-Voting Shares
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—97.51%

AUSTRALIA—2.56%
Oil Search Ltd.	515,603	$3,670,829
Origin Energy Ltd.	509,333	8,610,156
Santos Ltd.	414,865	6,013,850
Woodside Petroleum Ltd.	274,626	12,054,594
WorleyParsons Ltd.	103,037	3,115,193

		33,464,622
AUSTRIA—0.24%
OMV AG	72,941	3,185,822

		3,185,822
CANADA—10.83%
ARC Resources Ltd.	128,326	3,325,493
Cameco Corp.	186,637	4,919,744
Canadian Natural Resources Ltd.	497,420	20,837,935
Canadian Oil Sands Ltd.	217,778	6,279,931
Cenovus Energy Inc.	344,641	12,998,583
Enbridge Inc.	342,342	11,124,075
EnCana Corp.	326,667	10,079,933
Enerplus Corp.	74,404	2,347,531
Husky Energy Inc.	114,741	3,126,814
Imperial Oil Ltd.	110,143	5,126,540
Nexen Inc.	240,977	5,428,287
Penn West Petroleum Ltd.	204,193	4,711,821
Suncor Energy Inc.	720,841	28,233,126
Talisman Energy Inc.	466,488	9,575,306
TransCanada Corp.	311,410	13,665,126

		141,780,245
CHINA—3.02%
China Petroleum & Chemical Corp. Class H	7,942,000	7,991,757
CNOOC Ltd.(a)	7,315,000	17,071,859
PetroChina Co. Ltd. Class H	836,000	1,222,641
PetroChina Co. Ltd. Class H SP ADR	91,160	13,312,095

		39,598,352
FRANCE—5.12%
Technip SA	51,623	5,533,332
Total SA	1,064,228	61,533,639

		67,066,971
ITALY—3.13%
Eni SpA	1,272,183	30,083,359
Saipem SpA	115,786	5,976,251
Tenaris SA	214,225	4,891,854

		40,951,464
JAPAN—1.27%
INPEX Corp.	1,045	7,660,228
JX Holdings Inc.	961,420	6,416,609

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2011

TonenGeneral Sekiyu K.K.	209,000	2,556,860

		16,633,697
NORWAY—0.97%
Statoil ASA	90,915	2,314,622
Statoil ASA SP ADR	410,008	10,434,704

		12,749,326
PORTUGAL—0.23%
Galp Energia SGPS SA Class B	126,027	3,005,746

		3,005,746
SPAIN—0.99%
Repsol YPF SA	263,131	9,133,115
Repsol YPF SA SP ADR	111,512	3,876,157

		13,009,272
UNITED KINGDOM—16.31%
AMEC PLC	142,538	2,489,755
BG Group PLC	1,538,658	34,929,190
BP PLC	8,530,544	62,813,809
Cairn Energy PLC(b)	627,418	4,178,234
Royal Dutch Shell PLC Class A	1,612,853	57,431,920
Royal Dutch Shell PLC Class B	1,228,502	43,863,942
Tullow Oil PLC	399,571	7,954,496

		213,661,346
UNITED STATES—52.84%
Alpha Natural Resources Inc.(b)	110,770	5,033,389
Anadarko Petroleum Corp.	226,347	17,374,396
Apache Corp.	172,843	21,327,098
Baker Hughes Inc.	197,505	14,330,963
Cabot Oil & Gas Corp.	48,697	3,229,098
Cameron International Corp.(b)	112,024	5,633,687
Chesapeake Energy Corp.	300,960	8,935,502
Chevron Corp.	906,433	93,217,570
ConocoPhillips	639,122	48,055,583
CONSOL Energy Inc.	109,098	5,289,071
Denbury Resources Inc.(a)(b)	185,174	3,703,480
Devon Energy Corp.	187,891	14,807,690
Diamond Offshore Drilling Inc.	28,842	2,030,765
El Paso Corp.	369,930	7,472,586
EOG Resources Inc.	120,384	12,586,147
EQT Corp.	66,671	3,501,561
Exxon Mobil Corp.	2,225,850	181,139,673
FMC Technologies Inc.(a)(b)	109,725	4,914,583
Halliburton Co.	417,164	21,275,364
Helmerich & Payne Inc.	49,742	3,288,941
Hess Corp.	139,194	10,406,143
Marathon Oil Corp.	323,114	17,021,645
Murphy Oil Corp.	89,870	5,900,864
Nabors Industries Ltd.(b)	135,012	3,326,696
National Oilwell Varco Inc.	193,743	15,152,640
Newfield Exploration Co.(a)(b)	61,028	4,151,125
Noble Corp.(a)	110,770	4,365,446
Noble Energy Inc.	77,748	6,968,553
Occidental Petroleum Corp.	368,676	38,357,051
Peabody Energy Corp.	128,953	7,596,621

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2011

Pioneer Natural Resources Co.	54,758	4,904,674
QEP Resources Inc.	76,076	3,182,259
Range Resources Corp.	74,195	4,117,822
Rowan Companies Inc.(b)	60,819	2,360,385
Schlumberger Ltd.	614,669	53,107,402
Southwestern Energy Co.(a)(b)	153,824	6,595,973
Spectra Energy Corp.	290,301	7,957,150
Sunoco Inc.	56,639	2,362,413
Tesoro Corp.(b)	81,510	1,867,394
Valero Energy Corp.	269,401	6,888,584
Williams Companies Inc. (The)	277,343	8,389,626

		692,127,613

TOTAL COMMON STOCKS
(Cost: $1,129,588,661)		1,277,234,476

PREFERRED STOCKS—2.24%

BRAZIL—2.24%
Petroleo Brasileiro SA SP ADR	956,802	29,354,686

		29,354,686

TOTAL PREFERRED STOCKS
(Cost: $32,557,098)		29,354,686

SHORT-TERM INVESTMENTS—1.11%

MONEY MARKET FUNDS—1.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	12,770,521	12,770,521
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	1,073,112	1,073,112
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	687,212	687,212

		14,530,845

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,530,845)		14,530,845

TOTAL INVESTMENTS IN SECURITIES—100.86%
(Cost: $1,176,676,604)		1,321,120,007
Other Assets, Less Liabilities—(0.86)%		(11,310,811)

NET ASSETS—100.00%		$1,309,809,196

SP ADR	- Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2011

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—98.44%

AUSTRALIA—8.14%
AMP Ltd.	146,827	$768,673
ASX Ltd.	8,856	288,704
Australia and New Zealand Banking Group Ltd.	129,816	3,057,581
BGP Holdings PLC(a)(b)	608,993	88
CFS Retail Property Trust	92,772	180,269
Commonwealth Bank of Australia	77,544	4,341,872
GPT Group	76,788	259,781
Insurance Australia Group Ltd.	106,010	385,881
Lend Lease Group	23,760	228,174
Macquarie Group Ltd.	17,496	585,350
Mirvac Group	157,896	211,304
National Australia Bank Ltd.	108,648	2,980,080
QBE Insurance Group Ltd.	54,648	1,009,231
Stockland Corp. Ltd.	110,268	402,560
Suncorp Group Ltd.	65,664	572,241
Westfield Group	101,520	941,232
Westfield Retail Trust	133,920	388,545
Westpac Banking Corp.	149,840	3,570,919

		20,172,485
AUSTRIA—0.27%
Erste Group Bank AG	12,744	667,939

		667,939
BELGIUM—0.52%
Ageas	127,330	345,404
Dexia SA(a)	61,914	192,727
Groupe Bruxelles Lambert SA	3,888	345,718
KBC Groep NV	10,584	415,855

		1,299,704
BRAZIL—1.19%
Itau Unibanco Holding SA SP ADR	125,712	2,960,518

		2,960,518
CANADA—7.61%
Bank of Montreal	28,188	1,791,870
Bank of Nova Scotia	53,784	3,237,851
Brookfield Asset Management Inc. Class A	25,164	836,714
Canadian Imperial Bank of Commerce	19,980	1,576,497
Manulife Financial Corp.	89,309	1,580,559
National Bank of Canada	8,316	674,000
Power Corp. of Canada	17,172	478,453
Royal Bank of Canada	71,388	4,077,941
Sun Life Financial Inc.	28,944	871,229
Toronto-Dominion Bank (The)	44,067	3,734,120

		18,859,234
CHILE—0.24%
Banco de Chile SP ADR	4,330	373,896

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2011

Banco Santander (Chile) SA SP ADR(c)	2,268	212,761

		586,657
CHINA—2.45%
China Construction Bank Corp. Class H	3,486,720	2,890,197
China Life Insurance Co. Ltd. Class H	324,000	1,107,585
Industrial and Commercial Bank of China Ltd. Class H	2,719,000	2,065,130

		6,062,912
DENMARK—0.26%
Danske Bank A/S(a)	35,424	655,860

		655,860
FINLAND—0.31%
Sampo OYJ Class A	23,436	756,705

		756,705
FRANCE—4.16%
AXA	93,599	2,126,488
BNP Paribas	53,460	4,125,800
Credit Agricole SA	54,521	819,720
Societe Generale	37,044	2,197,740
Unibail-Rodamco SE	4,536	1,048,625

		10,318,373
GERMANY—3.47%
Allianz SE Registered	22,680	3,167,578
Commerzbank AG(a)	164,808	709,433
Deutsche Bank AG Registered	46,440	2,743,738
Deutsche Boerse AG	9,828	746,654
Muenchener Rueckversicherungs-Gesellschaft AG Registered	8,100	1,238,381

		8,605,784
GREECE—0.14%
National Bank of Greece SA SP ADR(c)	235,008	336,061

		336,061
HONG KONG—1.99%
BOC Hong Kong (Holdings) Ltd.	108,000	313,677
Cheung Kong (Holdings) Ltd.	108,000	1,579,489
Hang Seng Bank Ltd.	21,600	345,045
Hong Kong Exchanges and Clearing Ltd.(c)	54,000	1,131,875
Sun Hung Kai Properties Ltd.	108,000	1,572,549

		4,942,635
IRELAND—0.00%
Anglo Irish Bank Corp. Ltd.(a)(b)	47,975	7

		7
ITALY—2.46%
Assicurazioni Generali SpA	68,148	1,437,603
Banca Monte dei Paschi di Siena SpA	174,960	132,540
Banco Popolare SpA	85,536	197,059
Intesa Sanpaolo SpA	671,328	1,787,023

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2011

Mediobanca SpA	23,976	242,810
UniCredit SpA	970,920	2,055,223
Unione di Banche Italiane ScpA	44,856	252,464

		6,104,722
JAPAN—6.20%
Chuo Mitsui Trust Holdings Inc.	168,270	581,319
Credit Saison Co. Ltd.	10,800	180,134
Dai-ichi Life Insurance Co. Ltd. (The)	434	603,494
Daiwa House Industry Co. Ltd.	28,000	350,520
Daiwa Securities Group Inc.	108,000	472,065
Mitsubishi Estate Co. Ltd.	69,000	1,201,263
Mitsubishi UFJ Financial Group Inc.	702,000	3,390,045
Mitsui Fudosan Co. Ltd.	43,000	733,705
Mizuho Financial Group Inc.	1,101,600	1,800,535
MS&AD Insurance Group Holdings Inc.	32,400	752,630
NKSJ Holdings Inc.	52,400	343,234
Nomura Holdings Inc.	183,600	900,267
ORIX Corp.	5,400	520,877
Promise Co. Ltd.(a)	5,400	45,535
Shinsei Bank Ltd.	108,000	106,984
Sumitomo Mitsui Financial Group Inc.	64,800	1,980,267
Sumitomo Realty & Development Co. Ltd.	22,000	487,345
Tokio Marine Holdings Inc.	32,400	900,669

		15,350,888
NETHERLANDS—1.20%
AEGON NV(a)	90,180	615,036
ING Groep NV CVA(a)	191,700	2,359,399

		2,974,435
NORWAY—0.27%
DnB NOR ASA	47,196	661,480

		661,480
PERU—0.12%
Credicorp Ltd.	3,348	288,263

		288,263
PORTUGAL—0.13%
Banco Comercial Portugues SA Registered(a)	274,644	163,259
Banco Espirito Santo SA Registered	40,068	149,298

		312,557
SINGAPORE—1.55%
DBS Group Holdings Ltd.(c)	108,000	1,289,736
Oversea-Chinese Banking Corp. Ltd.	108,000	823,461
United Overseas Bank Ltd.	108,000	1,731,378

		3,844,575
SOUTH KOREA—0.79%
KB Financial Group Inc. SP ADR	18,416	880,285
Shinhan Financial Group Co. Ltd. SP ADR	11,288	1,083,083

		1,963,368

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2011

SPAIN—3.31%
Banco Bilbao Vizcaya Argentaria SA	228,312	2,677,935
Banco de Sabadell SA(c)	61,992	256,155
Banco Popular Espanol SA	47,412	266,781
Banco Santander SA	422,928	4,882,766
Bankinter SA(c)	17,820	120,992

		8,204,629
SWEDEN—1.81%
Investor AB Class B	23,220	533,577
Nordea Bank AB	161,028	1,735,312
Skandinaviska Enskilda Banken AB Class A	84,530	692,578
Svenska Handelsbanken AB Class A	23,544	727,955
Swedbank AB Class A	47,603	801,927

		4,491,349
SWITZERLAND—3.85%
Baloise Holding AG Registered	2,664	274,468
Credit Suisse Group AG Registered(a)	50,112	1,946,155
GAM Holding AG(a)	10,476	171,697
Julius Baer Group Ltd.(a)	10,692	441,013
Swiss Life Holding AG Registered(a)	1,620	265,318
Swiss Re Ltd.(a)	18,900	1,059,702
UBS AG Registered(a)	191,700	3,490,215
Zurich Financial Services AG Registered(a)	7,452	1,881,586

		9,530,154
UNITED KINGDOM—9.30%
3i Group PLC	49,896	225,177
Aviva PLC	143,909	1,014,260
Barclays PLC	609,012	2,507,411
British Land Co. PLC	40,824	399,144
Hammerson PLC	32,940	254,581
HSBC Holdings PLC	887,004	8,806,271
Land Securities Group PLC	36,720	502,567
Legal & General Group PLC	295,714	561,160
Lloyds Banking Group PLC(a)	2,001,804	1,574,761
London Stock Exchange Group PLC	8,748	149,012
Man Group PLC	95,580	363,674
Old Mutual PLC	276,157	591,438
Provident Financial PLC	5,832	90,166
Prudential PLC	127,433	1,473,029
Resolution Ltd.	71,604	337,973
Royal Bank of Scotland Group PLC(a)	875,463	540,560
RSA Insurance Group PLC	166,428	360,442
Schroders PLC	5,508	136,799
SEGRO PLC	34,020	170,570
Standard Chartered PLC	97,740	2,570,297
Standard Life PLC	119,880	405,131

		23,034,423
UNITED STATES—36.70%
ACE Ltd.	16,740	1,101,827
Aflac Inc.	23,652	1,104,075
Allstate Corp. (The)	26,568	811,121
American Express Co.	52,271	2,702,411
American International Group Inc.(a)	21,924	642,812
Ameriprise Financial Inc.	12,096	697,697

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2011

Aon Corp.	16,632	853,222
Apartment Investment and Management Co. Class A	6,481	165,460
Assurant Inc.	4,752	172,355
AvalonBay Communities Inc.	4,320	554,688
Bank of America Corp.	505,980	5,545,541
Bank of New York Mellon Corp. (The)	61,776	1,582,701
BB&T Corp.	35,424	950,780
Berkshire Hathaway Inc. Class B(a)	86,400	6,686,496
BlackRock Inc.(d)	4,752	911,481
Boston Properties Inc.	7,236	768,174
Capital One Financial Corp.	22,899	1,183,191
CB Richard Ellis Group Inc. Class A(a)	14,364	360,680
Charles Schwab Corp. (The)	50,436	829,672
Chubb Corp. (The)	14,688	919,616
Cincinnati Financial Corp.	8,964	261,569
Citigroup Inc.	145,692	6,066,615
CME Group Inc.	3,348	976,243
Comerica Inc.	9,396	324,820
Discover Financial Services	27,107	725,112
E*TRADE Financial Corp.(a)	13,068	180,338
Equity Residential(c)	14,580	874,800
Federated Investors Inc. Class B(c)	4,644	110,713
Fifth Third Bancorp	47,088	600,372
First Horizon National Corp.	13,641	130,135
Franklin Resources Inc.	7,236	950,014
Genworth Financial Inc. Class A(a)	24,938	256,363
Goldman Sachs Group Inc. (The)	25,812	3,435,319
Hartford Financial Services Group Inc. (The)	22,680	598,072
HCP Inc.	19,656	721,179
Health Care REIT Inc.	7,776	407,696
Host Hotels & Resorts Inc.	34,226	580,131
Hudson City Bancorp Inc.	28,080	229,975
Huntington Bancshares Inc.	43,956	288,351
IntercontinentalExchange Inc.(a)(c)	3,782	471,653
Invesco Ltd.	23,653	553,480
Janus Capital Group Inc.	9,608	90,699
JPMorgan Chase & Co.	197,964	8,104,646
KeyCorp	48,060	400,340
Kimco Realty Corp.	20,192	376,379
Legg Mason Inc.	7,776	254,742
Leucadia National Corp.	9,504	324,086
Lincoln National Corp.	15,984	455,384
Loews Corp.	15,984	672,766
M&T Bank Corp.	6,156	541,420
Marsh & McLennan Companies Inc.	27,972	872,447
Marshall & Ilsley Corp.	28,836	229,823
MetLife Inc.	53,028	2,326,338
Moody’s Corp.	10,044	385,187
Morgan Stanley	77,544	1,784,287
NASDAQ OMX Group Inc. (The)(a)	7,452	188,536
Northern Trust Corp.	12,204	560,896
NYSE Euronext Inc.	13,284	455,243
People’s United Financial Inc.	19,008	255,467
Plum Creek Timber Co. Inc.(c)	7,992	323,996
PNC Financial Services Group Inc. (The)(d)	26,352	1,570,843
Principal Financial Group Inc.	16,416	499,375
Progressive Corp. (The)	32,832	701,948
ProLogis Inc.	21,276	762,532
Prudential Financial Inc.	24,624	1,565,840
Public Storage	6,372	726,472
Regions Financial Corp.	64,476	399,751
Simon Property Group Inc.	14,364	1,669,528
SLM Corp.	26,460	444,793

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2011

State Street Corp.	25,164	1,134,645
SunTrust Banks Inc.	27,324	704,959
T. Rowe Price Group Inc.	13,179	795,221
Torchmark Corp.	3,999	256,496
Travelers Companies Inc. (The)	20,520	1,197,958
U.S. Bancorp	96,866	2,471,052
Unum Group	15,863	404,189
Ventas Inc.	7,776	409,873
Vornado Realty Trust(c)	8,100	754,758
Wells Fargo & Co.	264,116	7,411,095
Weyerhaeuser Co.	26,460	578,416
XL Group PLC	16,093	353,724
Zions Bancorporation(c)	9,720	233,377

		90,936,477

TOTAL COMMON STOCKS
(Cost: $306,485,851)		243,922,194

PREFERRED STOCKS—0.90%

BRAZIL—0.90%
Banco Bradesco SA SP ADR	108,757	2,228,431

		2,228,431

TOTAL PREFERRED STOCKS
(Cost: $1,508,044)		2,228,431

RIGHTS—0.00%

SPAIN—0.00%
Banco Popular Espanol SA(a)	47,412	3,437

		3,437

TOTAL RIGHTS
(Cost: $3,386)		3,437

SHORT-TERM INVESTMENTS—1.31%

MONEY MARKET FUNDS—1.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	2,844,549	2,844,549
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	239,028	239,028

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	159,440	159,440

		3,243,017

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,243,017)		3,243,017

TOTAL INVESTMENTS IN SECURITIES—100.65%
(Cost: $311,240,298)		249,397,079
Other Assets, Less Liabilities—(0.65)%		(1,620,314)

NET ASSETS—100.00%		$247,776,765

SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.51%

AUSTRALIA—1.03%
CSL Ltd.	125,869	$4,455,010
Sonic Healthcare Ltd.	91,489	1,260,592

		5,715,602
BELGIUM—0.22%
UCB SA	27,695	1,244,158

		1,244,158
CANADA—0.66%
Valeant Pharmaceuticals International Inc.	70,097	3,642,487

		3,642,487
DENMARK—2.32%
Novo Nordisk A/S Class B	102,376	12,845,257

		12,845,257
FRANCE—4.51%
Essilor International SA	50,424	4,088,885
Sanofi-Aventis	259,760	20,879,412

		24,968,297
GERMANY—4.45%
Bayer AG	195,775	15,736,322
Fresenius Medical Care AG & Co. KgaA	45,267	3,383,243
Fresenius SE & Co. KgaA	27,313	2,850,388
Merck KgaA	15,280	1,660,198
QIAGEN NV(a)	55,008	1,054,338

		24,684,489
IRELAND—0.24%
Elan Corp. PLC(a)	114,218	1,324,460

		1,324,460
JAPAN—3.97%
Astellas Pharma Inc.	95,535	3,684,888
Daiichi Sankyo Co. Ltd.	152,893	2,970,395
Eisai Co. Ltd.	57,300	2,224,313
Ono Pharmaceutical Co. Ltd.	19,100	1,016,964
Shionogi & Co. Ltd.	76,400	1,244,007
Taisho Pharmaceutical Co. Ltd.	41,000	918,895
Takeda Pharmaceutical Co. Ltd.	171,900	7,907,485
Terumo Corp.	38,200	2,050,483

		22,017,430
SWITZERLAND—13.14%
Actelion Ltd. Registered(a)	26,549	1,305,694
Lonza Group AG Registered(a)	12,335	963,946
Nobel Biocare Holding AG Registered(a)	29,414	598,760

Schdule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

June 30, 2011

Novartis AG Registered	670,601	41,016,569
Roche Holding AG Bearer	6,303	1,111,634
Roche Holding AG Genusschein	166,361	27,799,279

		72,795,882
UNITED KINGDOM—8.81%
AstraZeneca PLC	326,037	16,268,403
GlaxoSmithKline PLC	1,221,445	26,159,338
Shire PLC	133,318	4,162,990
Smith & Nephew PLC	211,055	2,253,276

		48,844,007
UNITED STATES—60.16%
Abbott Laboratories	368,057	19,367,159
Aetna Inc.	89,770	3,957,959
Agilent Technologies Inc.(a)	82,512	4,217,188
Allergan Inc.	72,198	6,010,483
AmerisourceBergen Corp.	64,749	2,680,609
Amgen Inc.(a)	220,223	12,850,012
Baxter International Inc.	135,037	8,060,359
Becton, Dickinson and Co.	51,761	4,460,245
Biogen Idec Inc.(a)	57,300	6,126,516
Boston Scientific Corp.(a)(b)	361,754	2,499,720
Bristol-Myers Squibb Co.	404,156	11,704,358
C.R. Bard Inc.	20,246	2,224,226
Cardinal Health Inc.	83,085	3,773,721
CareFusion Corp.(a)	52,716	1,432,294
Celgene Corp.(a)	109,634	6,613,123
Cephalon Inc.(a)	18,145	1,449,785
Cerner Corp.(a)	34,380	2,100,962
CIGNA Corp.	63,985	3,290,749
Coventry Health Care Inc.(a)	34,953	1,274,736
Covidien PLC	117,274	6,242,495
DaVita Inc.(a)	22,538	1,952,016
DENTSPLY International Inc.	33,043	1,258,277
Edwards Lifesciences Corp.(a)	27,122	2,364,496
Eli Lilly and Co.	241,424	9,060,643
Express Scripts Inc.(a)(b)	125,296	6,763,478
Forest Laboratories Inc.(a)	67,805	2,667,449
Gilead Sciences Inc.(a)	186,225	7,711,577
Hospira Inc.(a)(b)	39,728	2,250,988
Humana Inc.	39,919	3,215,076
Intuitive Surgical Inc.(a)	9,359	3,482,577
Johnson & Johnson	649,209	43,185,383
Laboratory Corp. of America Holdings(a)	23,684	2,292,374
Life Technologies Corp.(a)	42,402	2,207,872
McKesson Corp.	59,783	5,000,848
Medco Health Solutions Inc.(a)	94,545	5,343,683
Medtronic Inc.	253,075	9,750,980
Merck & Co. Inc.	730,957	25,795,473
Mylan Inc.(a)	104,095	2,568,024
Patterson Companies Inc.	22,538	741,275
PerkinElmer Inc.	26,549	714,434
Pfizer Inc.	1,871,418	38,551,211
Quest Diagnostics Inc.	37,245	2,201,179
St. Jude Medical Inc.	77,928	3,715,607
Stryker Corp.	78,883	4,629,643
Tenet Healthcare Corp.(a)	112,084	699,404
Thermo Fisher Scientific Inc.(a)	90,725	5,841,783
UnitedHealth Group Inc.	256,513	13,230,941
Varian Medical Systems Inc.(a)(b)	27,695	1,939,204

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

June 30, 2011

Waters Corp.(a)	21,774	2,084,643
Watson Pharmaceuticals Inc.(a)(b)	29,987	2,061,006
WellPoint Inc.	86,905	6,845,507
Zimmer Holdings Inc.(a)	45,458	2,872,946

		333,336,696

TOTAL COMMON STOCKS
(Cost: $554,063,784)		551,418,765

SHORT-TERM INVESTMENTS—2.11%

MONEY MARKET FUNDS—2.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	10,415,726	10,415,726
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	875,237	875,237
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	376,724	376,724

		11,667,687

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,667,687)		11,667,687

TOTAL INVESTMENTS IN SECURITIES—101.62%
(Cost: $565,731,471)		563,086,452
Other Assets, Less Liabilities—(1.62)%		(8,961,198)

NET ASSETS—100.00%		$554,125,254

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.72%

AUSTRALIA—2.08%
Asciano Group	336,509	$590,837
Brambles Ltd.	156,818	1,212,161
Leighton Holdings Ltd.	21,805	486,731
MAp Group	173,105	618,989
Qantas Airways Ltd.(a)	228,463	450,050
QR National Ltd.(a)	164,205	594,197
Toll Holdings Ltd.	83,215	432,086
Transurban Group	155,127	868,593

		5,253,644
BRAZIL—0.24%
Embraer SA SP ADR	20,025	616,370

		616,370
CANADA—2.37%
Bombardier Inc. Class B	138,484	997,269
Canadian National Railway Co.	39,605	3,165,610
Canadian Pacific Railway Ltd.	14,952	932,195
SNC-Lavalin Group Inc.	14,329	874,201

		5,969,275
CHILE—0.39%
LAN Airlines SA SP ADR(b)	34,799	992,468

		992,468
DENMARK—0.39%
A.P. Moller—Maersk A/S Class B	94	810,528
Vestas Wind Systems A/S(a)	6,915	160,623

		971,151
FINLAND—0.93%
Kone OYJ Class B	17,622	1,107,049
Metso OYJ	12,905	732,882
Wartsila OYJ Class B	14,774	498,873

		2,338,804
FRANCE—6.54%
Air France-KLM(a)	10,502	161,171
ALSTOM	19,313	1,190,600
Bouygues SA	21,360	938,818
Compagnie de Saint-Gobain	40,940	2,650,579
Edenred SA	14,345	437,592
European Aeronautic Defence and Space Co. NV	38,092	1,274,654
Safran SA	19,847	847,428
Schneider Electric SA	24,831	4,147,338
Thales SA	8,188	352,995
Vallourec SA	10,057	1,224,669
Vinci SA	51,353	3,288,637

		16,514,481

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2011

GERMANY—5.47%
Deutsche Lufthansa AG Registered	17,978	391,632
Deutsche Post AG Registered	77,252	1,484,050
Hochtief AG	4,272	356,760
MAN SE	9,701	1,293,416
Siemens AG Registered	74,938	10,289,040

		13,814,898
HONG KONG—0.83%
Hutchison Whampoa Ltd.	194,000	2,094,265

		2,094,265
IRELAND—0.09%
Ryanair Holdings PLC SP ADR	7,743	227,180

		227,180
ITALY—0.83%
Atlantia SpA	27,726	590,114
Fiat Industrial SpA(a)	78,587	1,014,060
Finmeccanica SpA	40,762	493,179

		2,097,353
JAPAN—14.72%
All Nippon Airways Co. Ltd.	178,000	577,464
Asahi Glass Co. Ltd.	89,000	1,031,501
Central Japan Railway Co.	178	1,392,967
Dai Nippon Printing Co. Ltd.	39,000	436,070
Daikin Industries Ltd.	26,700	938,269
East Japan Railway Co.	29,700	1,691,679
Fanuc Ltd.	17,800	2,949,034
Fujikura Ltd.	26,000	117,831
Furukawa Electric Co. Ltd.	89,000	368,078
ITOCHU Corp.	124,600	1,285,188
JS Group Corp.	26,700	683,700
Kajima Corp.	89,000	253,467
Kawasaki Heavy Industries Ltd.	178,000	703,095
Kintetsu Corp.(b)	89,000	284,324
Komatsu Ltd.	80,100	2,476,594
Kubota Corp.	89,000	781,340
Marubeni Corp.	178,000	1,172,561
Mitsubishi Corp.	124,600	3,085,686
Mitsubishi Electric Corp.	178,000	2,049,777
Mitsubishi Heavy Industries Ltd.	356,000	1,661,862
Mitsui & Co. Ltd.	151,300	2,592,858
Mitsui O.S.K. Lines Ltd.	94,000	501,659
NGK Insulators Ltd.	23,000	424,913
Nidec Corp.	8,900	819,911
Nippon Express Co. Ltd.	89,000	358,160
Nippon Yusen K.K.	121,000	446,483
NSK Ltd.	21,000	207,764
Obayashi Corp.	89,000	385,711
Odakyu Electric Railway Co. Ltd.	89,000	703,095
Secom Co. Ltd.	17,800	847,462
Shimizu Corp.	89,000	368,078
SMC Corp.	8,900	1,591,332
Sumitomo Corp.	106,800	1,440,134
Sumitomo Electric Industries Ltd.	62,300	900,249
Taisei Corp.	89,000	202,774

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2011

Tokyu Corp.	89,000	368,078
Toppan Printing Co. Ltd.	31,000	238,757
TOTO Ltd.	7,000	53,999
West Japan Railway Co.	8,900	346,038
Yamato Holdings Co. Ltd.	26,700	416,898

		37,154,840
MEXICO—0.26%
Alfa SAB de CV Series A(b)	44,500	660,087

		660,087
NETHERLANDS—1.44%
Koninklijke Philips Electronics NV	96,460	2,476,787
Randstad Holding NV	10,769	497,678
TNT Express NV(a)	35,333	366,379
TNT NV	35,333	299,783

		3,640,627
NORWAY—0.34%
Orkla ASA	90,691	867,112

		867,112
SINGAPORE—0.90%
Keppel Corp. Ltd.(b)	136,000	1,227,501
Singapore Airlines Ltd.(b)	89,667	1,035,743

		2,263,244
SPAIN—0.95%
Abertis Infraestructuras SA	27,768	620,196
Actividades de Construcciones y Servicios SA	16,999	801,487
Ferrovial SA	42,097	531,975
Gamesa Corporacion Tecnologica SA(a)	24,475	197,652
International Consolidated Airlines Group SA London(a)	58,117	236,712

		2,388,022
SWEDEN—4.39%
Alfa Laval AB	35,422	765,132
Assa Abloy AB Class B	32,307	870,388
Atlas Copco AB Class A	69,153	1,824,704
Sandvik AB	102,172	1,795,687
Scania AB Class B	32,307	751,093
Securitas AB Class B	30,438	322,949
Skanska AB Class B	41,741	748,818
SKF AB Class B	41,385	1,200,221
Volvo AB Class A	45,301	791,864
Volvo AB Class B	114,543	2,005,848

		11,076,704
SWITZERLAND—3.36%
ABB Ltd. Registered(a)	210,485	5,449,611
Adecco SA Registered(a)	12,816	820,407
Geberit AG Registered(a)	3,453	816,909
Kuehne & Nagel International AG Registered	3,649	552,984
SGS SA Registered	445	843,492
		8,483,403

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2011

UNITED KINGDOM—4.27%
Aggreko PLC	25,454	788,289
BAE Systems PLC	301,532	1,541,842
Bunzl PLC	27,323	342,153
Capita Group PLC	51,976	597,048
Cobham PLC	102,439	347,999
Cookson Group PLC	28,747	310,372
Experian PLC	85,974	1,095,245
FirstGroup PLC	39,338	215,296
G4S PLC	111,695	501,740
Hays PLC	123,087	203,538
IMI PLC	31,506	532,621
Invensys PLC	77,430	400,154
Rentokil Initial PLC(a)	159,310	243,104
Rolls-Royce Group PLC(a)	169,545	1,755,665
Serco Group PLC	40,406	358,406
Smiths Group PLC	34,443	664,111
Wolseley PLC	27,234	888,448

		10,786,031
UNITED STATES—48.93%
3M Co.	64,258	6,094,871
Avery Dennison Corp.	9,701	374,750
Boeing Co. (The)	67,551	4,994,045
C.H. Robinson Worldwide Inc.	13,706	1,080,581
Caterpillar Inc.	59,274	6,310,310
Cintas Corp.	10,858	358,640
CSX Corp.	110,004	2,884,305
Cummins Inc.	18,334	1,897,386
Danaher Corp.	49,395	2,617,441
Deere & Co.	38,893	3,206,728
Dover Corp.	17,622	1,194,772
Dun & Bradstreet Corp. (The)	4,183	315,984
Eaton Corp.	31,951	1,643,879
Emerson Electric Co.	68,886	3,874,837
Equifax Inc.	10,324	358,449
Expeditors International of Washington Inc.	18,245	933,962
Fastenal Co.(b)	27,946	1,005,776
FedEx Corp.	27,768	2,633,795
Flowserve Corp.	5,607	616,153
Fluor Corp.	16,732	1,081,891
General Dynamics Corp.	33,820	2,520,266
General Electric Co.	965,116	18,202,088
Goodrich Corp.	11,748	1,121,934
Honeywell International Inc.	71,645	4,269,326
Illinois Tool Works Inc.	45,568	2,574,136
Ingersoll-Rand PLC	30,794	1,398,355
Iron Mountain Inc.	18,512	631,074
ITT Corp.	16,910	996,506
Jacobs Engineering Group Inc.(a)(b)	12,549	542,744
Joy Global Inc.	10,324	983,258
L-3 Communications Holdings Inc.	9,879	863,919
Lockheed Martin Corp.	25,632	2,075,423
Masco Corp.	37,024	445,399
Norfolk Southern Corp.	31,239	2,340,738
Northrop Grumman Corp.	26,255	1,820,784
PACCAR Inc.	34,532	1,764,240
Pall Corp.	11,481	645,577
Parker Hannifin Corp.	15,397	1,381,727
Pitney Bowes Inc.	18,067	415,360
Precision Castparts Corp.	13,261	2,183,424

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2011

Quanta Services Inc.(a)(b)	21,449	433,270
R.R. Donnelley & Sons Co.	18,690	366,511
Raytheon Co.	32,129	1,601,631
Republic Services Inc.	26,433	815,458
Robert Half International Inc.	14,062	380,096
Rockwell Automation Inc.	13,706	1,189,133
Rockwell Collins Inc.	14,418	889,446
Roper Industries Inc.	9,256	771,025
Ryder System Inc.	4,806	273,221
Snap-on Inc.	6,052	378,129
Southwest Airlines Co.	57,672	658,614
Stanley Black & Decker Inc.	14,240	1,025,992
Stericycle Inc.(a)(b)	7,565	674,193
Textron Inc.	27,679	653,501
Tyco International Ltd.	43,343	2,142,444
Union Pacific Corp.	43,432	4,534,301
United Parcel Service Inc. Class B	87,487	6,380,427
United Technologies Corp.	82,859	7,333,850
W.W. Grainger Inc.	5,429	834,166
Waste Management Inc.	41,296	1,539,102

		123,529,343

TOTAL COMMON STOCKS
(Cost: $226,980,320)		251,739,302

SHORT-TERM INVESTMENTS—1.54%

MONEY MARKET FUNDS—1.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	3,421,375	3,421,375
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	287,499	287,499
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	185,154	185,154

		3,894,028

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,894,028)		3,894,028

TOTAL INVESTMENTS IN SECURITIES—101.26%
(Cost: $230,874,348)		255,633,330
Other Assets, Less Liabilities—(1.26)%		(3,183,544)

NET ASSETS—100.00%		$252,449,786

SP ADR	- Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—98.74%

AUSTRALIA—7.52%
Australian Infrastructure Fund	1,821,036	$3,743,233
ConnectEast Group	11,597,418	5,711,448
MAp Group	2,192,358	7,839,440
Transurban Group	4,246,830	23,779,003

		41,073,124
BRAZIL—1.84%
Centrais Eletricas Brasileiras SA SP ADR	103,635	1,399,072
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	20,580	1,228,009
CPFL Energia SA SP ADR	17,640	1,532,916
Ultrapar Participacoes SA SP ADR	324,135	5,876,568

		10,036,565
CANADA—10.54%
AltaGas Ltd.	74,088	1,976,755
Enbridge Inc.	685,755	22,282,952
Pembina Pipeline Corp.	147,000	3,867,299
TransCanada Corp.	610,050	26,769,886
Westshore Terminals Investment Corp.	106,869	2,642,104

		57,538,996
CHILE—0.42%
Empresa Nacional de Electricidad SA SP ADR	3,528	201,484
Enersis SA SP ADR	90,552	2,091,751

		2,293,235
CHINA—5.64%
China Merchants Holdings (International) Co. Ltd.(a)	3,528,000	13,624,598
China Resources Power Holdings Co. Ltd.(a)	589,600	1,150,217
COSCO Pacific Ltd.(a)	4,998,000	8,786,845
Datang International Power Generation Co. Ltd. Class H(a)	882,000	299,243
Huaneng Power International Inc. Class H SP ADR	26,901	573,529
Jiangsu Expressway Co. Ltd. Class H	3,528,000	3,259,929
Zhejiang Expressway Co. Ltd. Class H	4,116,000	3,099,728

		30,794,089
FRANCE—9.38%
Aeroports de Paris	142,737	13,424,658
Electricite de France	104,076	4,089,995
GDF Suez	516,558	18,899,276
Groupe Eurotunnel SA	1,324,029	14,800,441

		51,214,370
GERMANY—7.81%
E.ON AG	727,650	20,661,835
Fraport AG	132,153	10,624,325
Hamburger Hafen und Logistik AG	70,413	3,058,563
RWE AG	149,352	8,279,324

		42,624,047

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

June 30, 2011

ITALY—7.32%
Ansaldo STS SpA	214,767	3,009,485
Atlantia SpA	929,334	19,779,743
Enel SpA	2,322,012	15,163,017
Societa Iniziative Autostradali e Servizi SpA	178,164	2,040,656

		39,992,901
JAPAN—4.14%
Japan Airport Terminal Co. Ltd.	161,700	1,872,084
Kamigumi Co. Ltd.	735,000	6,834,881
Kansai Electric Power Co. Inc. (The)	264,600	5,242,199
Mitsubishi Logistics Corp.	441,000	4,920,022
Sumitomo Warehouse Co. Ltd. (The)	294,000	1,325,112
Tokyo Electric Power Co. Inc. (The)	602,700	2,432,890

		22,627,188
MEXICO—0.93%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	123,627	5,063,762

		5,063,762
NETHERLANDS—1.78%
Royal Vopak NV	198,303	9,714,943

		9,714,943
NEW ZEALAND—0.99%
Auckland International Airport Ltd.	2,942,646	5,407,489

		5,407,489
NORWAY—0.24%
Frontline Ltd.(a)	44,982	651,409
Ship Finance International Ltd.(a)	37,632	678,128

		1,329,537
PORTUGAL—0.62%
BRISA - Auto-estradas de Portugal SA	557,277	3,401,543

		3,401,543
SINGAPORE—1.12%
SATS Ltd.	1,911,000	4,047,409
SIA Engineering Co.(a)	588,000	2,083,578

		6,130,987
SPAIN—6.58%
Abertis Infraestructuras SA	1,010,772	22,575,516
Iberdrola SA(b)	1,502,487	13,368,713

		35,944,229
SWITZERLAND—0.94%
Flughafen Zurich AG Registered	11,319	5,158,749

		5,158,749

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

June 30, 2011

UNITED KINGDOM—6.57%
BBA Aviation PLC	1,449,273	5,060,652
Centrica PLC	1,945,986	10,100,490
National Grid PLC	1,301,097	12,794,189
Scottish & Southern Energy PLC	353,829	7,913,007

		35,868,338
UNITED STATES—24.36%
American Electric Power Co. Inc.	174,195	6,563,668
Dominion Resources Inc.	214,620	10,359,707
Duke Energy Corp.	489,657	9,220,241
El Paso Corp.	616,812	12,459,602
Entergy Corp.	65,856	4,496,648
Exelon Corp.	244,167	10,460,114
FirstEnergy Corp.	154,644	6,827,533
General Maritime Corp.(a)(b)	61,446	82,952
NextEra Energy Inc.	155,232	8,919,631
Nordic American Tankers Ltd.(a)(b)	42,042	956,035
Overseas Shipholding Group Inc.(a)	22,785	613,828
PG&E Corp.	146,853	6,172,232
Public Service Enterprise Group Inc.	185,514	6,055,177
Southern Co.	311,493	12,578,087
Southern Union Co.	109,809	4,408,831
Spectra Energy Corp.	564,627	15,476,426
Teekay Corp.	62,916	1,942,846
Williams Companies Inc. (The)	510,678	15,448,010

		133,041,568

TOTAL COMMON STOCKS (Cost: $467,669,189)		539,255,660

PREFERRED STOCKS—0.52%

BRAZIL—0.52%
Companhia Energetica de Minas Gerais SP ADR	137,298	2,833,831

		2,833,831

TOTAL PREFERRED STOCKS (Cost: $1,931,694)		2,833,831

SHORT-TERM INVESTMENTS—0.89%

MONEY MARKET FUNDS—0.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	4,300,049	4,300,049
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	361,334	361,334

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

June 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	189,063	189,063

		4,850,446

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,850,446)		4,850,446

TOTAL INVESTMENTS IN SECURITIES—100.15% (Cost: $474,451,329)		546,939,937
Other Assets, Less Liabilities—(0.15)%		(802,020)

NET ASSETS—100.00%		$546,137,917

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—96.30%

AUSTRALIA—13.03%
Alumina Ltd.	1,044,450	$2,359,376
Amcor Ltd.	472,218	3,640,006
BHP Billiton Ltd.	1,225,910	57,485,695
BlueScope Steel Ltd.	515,262	664,725
Fortescue Metals Group Ltd.	411,450	2,797,164
Incitec Pivot Ltd.	655,788	2,710,053
Newcrest Mining Ltd.	290,547	11,730,054
OneSteel Ltd.	288,859	572,117
Orica Ltd.	148,966	4,296,471
Rio Tinto Ltd.	165,424	14,697,767

		100,953,428
AUSTRIA—0.30%
voestalpine AG	42,411	2,340,600

		2,340,600
BELGIUM—0.80%
Solvay SA	22,999	3,552,918
Umicore	49,110	2,677,910

		6,230,828
BRAZIL—0.63%
Companhia Siderurgica Nacional SA SP ADR	306,161	3,814,766
Fibria Celulose SA SP ADR	81,024	1,068,707

		4,883,473
CANADA—11.70%
Agnico-Eagle Mines Ltd.	63,511	4,012,953
Agrium Inc.	62,878	5,517,706
Barrick Gold Corp.	373,892	16,964,802
Eldorado Gold Corp.	209,734	3,092,441
First Quantum Minerals Ltd.	32,916	4,796,029
Goldcorp Inc.	304,051	14,696,901
IAMGOLD Corp.	139,260	2,617,528
Inmet Mining Corp.	18,568	1,335,218
Kinross Gold Corp.	415,670	6,559,584
Potash Corp. of Saskatchewan Inc.	324,729	18,532,871
Teck Resources Ltd. Class B	182,515	9,270,423
Yamana Gold Inc.	274,089	3,197,847

		90,594,303
CHILE—0.66%
Sociedad Quimica y Minera de Chile SA Series B SP ADR(a)	79,296	5,132,037

		5,132,037
DENMARK—0.42%
Novozymes A/S Class B	20,045	3,261,218

		3,261,218

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2011

FINLAND—0.77%
Stora Enso OYJ Class R	234,421	2,458,996
UPM-Kymmene OYJ	193,276	3,533,587

		5,992,583
FRANCE—4.15%
Aperam	15,192	491,843
ArcelorMittal	332,114	11,553,956
L’Air Liquide SA	111,830	16,025,583
Lafarge SA	63,933	4,073,402

		32,144,784
GERMANY—8.01%
BASF SE	354,902	34,768,435
HeidelbergCement AG	52,961	3,380,480
K+S AG	62,667	4,815,457
Linde AG	68,153	11,946,318
Salzgitter AG	11,183	852,676
ThyssenKrupp AG	120,481	6,259,631

		62,022,997
IRELAND—0.75%
CRH PLC	263,328	5,829,870

		5,829,870
JAPAN—7.23%
Asahi Kasei Corp.	455,000	3,042,348
JFE Holdings Inc.	168,800	4,606,677
JSR Corp.	84,400	1,621,951
Kobe Steel Ltd.	633,000	1,426,523
Kuraray Co. Ltd.	147,700	2,148,929
Mitsubishi Chemical Holdings Corp.	527,500	3,710,005
Mitsubishi Materials Corp.	422,000	1,316,790
Mitsui Chemicals Inc.	422,000	1,525,805
Mitsui Mining & Smelting Co. Ltd.	211,000	705,423
Nippon Paper Group Inc.	42,200	931,159
Nippon Steel Corp.	1,899,000	6,113,670
Nitto Denko Corp.	63,300	3,186,163
Oji Paper Co. Ltd.	422,000	2,011,763
Shin-Etsu Chemical Co. Ltd.	147,700	7,855,021
Sumitomo Chemical Co. Ltd.	633,000	3,135,215
Sumitomo Metal Industries Ltd.	1,266,000	2,821,694
Sumitomo Metal Mining Co. Ltd.	211,000	3,435,674
Teijin Ltd.	422,000	1,844,552
Toray Industries Inc.	479,000	3,511,243
Toyo Seikan Kaisha Ltd.	63,300	1,055,784

		56,006,389
MEXICO—0.43%
Cemex SAB de CV CPO(b)	3,862,280	3,313,283

		3,313,283
NETHERLANDS—1.40%
Akzo Nobel NV	94,739	5,975,040
Koninklijke DSM NV	75,538	4,901,509

		10,876,549

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2011

NORWAY—0.97%
Norsk Hydro ASA	405,542	3,122,374
Yara International ASA	77,015	4,359,272

		7,481,646
PERU—0.73%
Compania de Minas Buenaventura SA SP ADR	88,409	3,357,774
Southern Copper Corp.	68,997	2,267,931

		5,625,705
PORTUGAL—0.15%
CIMPOR - Cimentos de Portugal SGPS SA	149,388	1,141,213

		1,141,213
SOUTH KOREA—1.48%
POSCO SP ADR	105,500	11,459,410

		11,459,410
SPAIN—0.09%
Acerinox SA(a)	37,769	688,873

		688,873
SWEDEN—0.92%
Boliden AB	125,545	2,323,857
Holmen AB Class B	16,458	514,341
SSAB AB Class A	59,080	885,257
Svenska Cellulosa AB Class B	239,696	3,382,688

		7,106,143
SWITZERLAND—3.38%
Clariant AG Registered(b)	105,922	2,021,575
Givaudan SA Registered(b)	3,587	3,789,355
Holcim Ltd. Registered(b)	99,353	7,486,874
Syngenta AG Registered(b)	38,191	12,872,453

		26,170,257
TAIWAN—1.38%
China Steel Corp. SP GDR(a)	444,939	10,696,333

		10,696,333
UNITED KINGDOM—15.43%
Anglo American PLC	498,171	24,693,487
BHP Billiton PLC	811,295	31,937,158
Johnson Matthey PLC	89,886	2,837,086
Lonmin PLC	56,337	1,314,185
Rexam PLC	284,006	1,745,406
Rio Tinto PLC	566,746	40,858,289
Xstrata PLC	732,803	16,135,412

		119,521,023

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2011

UNITED STATES—21.49%
Air Products and Chemicals Inc.	87,354	8,349,295
Airgas Inc.	27,219	1,906,419
AK Steel Holding Corp.	25,109	395,718
Alcoa Inc.	380,222	6,030,321
Allegheny Technologies Inc.	34,182	2,169,532
Ball Corp.	72,584	2,791,581
Bemis Co. Inc.	29,329	990,734
CF Industries Holdings Inc.	27,008	3,826,223
Cliffs Natural Resources Inc.	50,007	4,623,147
Dow Chemical Co. (The)	434,871	15,655,356
E.I. du Pont de Nemours and Co.	355,324	19,205,262
Eastman Chemical Co.	31,017	3,165,905
Ecolab Inc.	89,464	5,043,980
FMC Corp.	26,164	2,250,627
Freeport-McMoRan Copper & Gold Inc.	350,471	18,539,916
International Flavors & Fragrances Inc.	29,329	1,884,095
International Paper Co.	156,984	4,681,263
MeadWestvaco Corp.	60,346	2,010,125
Monsanto Co.	206,358	14,969,209
Newmont Mining Corp.	189,689	10,237,515
Nucor Corp.	106,344	4,383,500
Owens-Illinois Inc.(a)(b)	52,328	1,350,586
PPG Industries Inc.	68,153	6,187,611
Praxair Inc.	123,646	13,401,990
Sealed Air Corp.	58,869	1,400,494
Sherwin-Williams Co. (The)	32,916	2,760,665
Sigma-Aldrich Corp.	50,851	3,731,447
Titanium Metals Corp.	39,035	715,121
United States Steel Corp.	46,209	2,127,462
Vulcan Materials Co.	43,044	1,658,485

		166,443,584

TOTAL COMMON STOCKS (Cost: $679,550,324)		745,916,529

PREFERRED STOCKS—3.51%

BRAZIL—3.51%
Gerdau SA SP ADR	334,224	3,516,036
Vale SA Class A SP ADR	817,625	23,678,420

		27,194,456

TOTAL PREFERRED STOCKS (Cost: $25,898,656)		27,194,456

SHORT-TERM INVESTMENTS—0.51%

MONEY MARKET FUNDS—0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	3,295,866	3,295,866
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	276,953	276,953

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	338,226	338,226

		3,911,045

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,911,045)		3,911,045

TOTAL INVESTMENTS IN SECURITIES—100.32% (Cost: $709,360,025)		777,022,030
Other Assets, Less Liabilities—(0.32)%		(2,471,781)

NET ASSETS—100.00%		$774,550,249

CPO       - Certificates of Participation (Ordinary)

SP ADR - Sponsored American Depositary Receipts

SP GDR - Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.48%

AUSTRALIA—2.92%
Energy Resources of Australia Ltd.	11,823	$51,897
Paladin Energy Ltd.(a)	160,125	432,003

		483,900
CANADA—8.76%
Cameco Corp.	44,919	1,184,063
Uranium One Inc.	96,600	266,248

		1,450,311
CHINA—2.01%
Shanghai Electric Group Co. Ltd. Class H	630,000	332,761

		332,761
FINLAND—3.25%
Fortum OYJ	18,555	537,232

		537,232
FRANCE—3.04%
Electricite de France	12,810	503,409

		503,409
GERMANY—7.04%
E.ON AG	41,036	1,165,229

		1,165,229
JAPAN—28.65%
JGC Corp.	35,000	951,276
Kansai Electric Power Co. Inc. (The)	33,600	665,676
Mitsubishi Electric Corp.	126,000	1,450,966
Mitsubishi Heavy Industries Ltd.	315,000	1,470,468
Tokyo Electric Power Co. Inc. (The)	50,400	203,447

		4,741,833
SOUTH KOREA—1.86%
Korea Electric Power Corp. SP ADR(a)	23,163	307,373

		307,373
SPAIN—8.17%
Iberdrola SA(a)	151,956	1,352,062

		1,352,062
UNITED KINGDOM—7.19%
AMEC PLC	68,145	1,190,310

		1,190,310

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

June 30, 2011

UNITED STATES—26.59%
Constellation Energy Group Inc.	10,500	398,580
EnergySolutions Inc.	19,341	95,544
Entergy Corp.	9,765	666,754
Exelon Corp.	21,399	916,733
FirstEnergy Corp.	17,957	792,802
NextEra Energy Inc.	15,456	888,102
Shaw Group Inc. (The)(a)(b)	18,186	549,399
USEC Inc.(a)	27,741	92,655

		4,400,569

TOTAL COMMON STOCKS (Cost: $17,269,502)		16,464,989

SHORT-TERM INVESTMENTS—2.94%

MONEY MARKET FUNDS—2.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	443,423	443,423
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	37,261	37,261
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	6,533	6,533

		487,217

TOTAL SHORT-TERM INVESTMENTS (Cost: $487,217)		487,217
TOTAL INVESTMENTS IN SECURITIES—102.42% (Cost: $17,756,719)		16,952,206
Other Assets, Less Liabilities—(2.42)%		(401,118)

NET ASSETS—100.00%		$16,551,088

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.77%

AUSTRALIA—0.18%
Computershare Ltd.	106,578	$1,012,088

		1,012,088
CANADA—0.48%
Research In Motion Ltd.(a)	94,302	2,724,215

		2,724,215
FINLAND—0.86%
Nokia OYJ	749,766	4,859,102

		4,859,102
FRANCE—1.18%
Alcatel-Lucent(a)	495,318	2,863,927
Cap Gemini SA	31,620	1,852,107
Dassault Systemes SA	13,950	1,187,433
STMicroelectronics NV	79,800	794,961

		6,698,428
GERMANY—2.44%
Infineon Technologies AG	257,424	2,893,248
SAP AG	181,056	10,959,536

		13,852,784
JAPAN—8.76%
Advantest Corp.	37,200	678,039
Canon Inc.	223,200	10,529,866
FUJIFILM Holdings Corp.	93,000	2,877,749
Fujitsu Ltd.	372,000	2,109,658
Hirose Electric Co. Ltd.	4,200	427,489
Hitachi Ltd.	930,000	5,446,880
Hoya Corp.	74,400	1,634,294
Keyence Corp.	5,600	1,576,820
Konica Minolta Holdings Inc.	93,000	770,394
Kyocera Corp.	37,200	3,754,086
Murata Manufacturing Co. Ltd.	37,200	2,464,339
NEC Corp.(a)	386,000	874,666
Nintendo Co. Ltd.	20,400	3,806,686
NTT Data Corp.	372	1,225,721
Ricoh Co. Ltd.	186,000	2,047,474
Rohm Co. Ltd.	18,600	1,058,284
TDK Corp.	22,800	1,245,022
Tokyo Electron Ltd.	37,200	2,012,927
Toshiba Corp.	744,000	3,887,667
Yahoo! Japan Corp.	3,534	1,207,756

		49,635,817
NETHERLANDS—0.69%
ASML Holding NV	89,948	3,312,440
STMicroelectronics NV	61,380	611,373

		3,923,813

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2011

NORWAY—0.04%
Renewable Energy Corp. ASA(a)	126,108	217,997

		217,997
SOUTH KOREA—3.51%
Samsung Electronics Co. Ltd. SP GDR(b)(c)	51,336	19,897,834

		19,897,834
SWEDEN—1.59%
Telefonaktiebolaget LM Ericsson Class B	621,984	8,989,618

		8,989,618
TAIWAN—4.31%
AU Optronics Corp. SP ADR(a)	260,400	1,791,552
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	979,663	6,691,098
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	1,049,784	13,237,776
United Microelectronics Corp. SP ADR(b)	1,067,826	2,733,635

		24,454,061
UNITED KINGDOM—0.97%
ARM Holdings PLC	317,874	3,000,747
Logica PLC	312,294	671,839
Misys PLC(a)	92,616	624,500
Sage Group PLC (The)	255,750	1,186,206

		5,483,292
UNITED STATES—74.76%
Adobe Systems Inc.(a)	101,742	3,199,786
Advanced Micro Devices Inc.(a)(b)	114,390	799,586
Akamai Technologies Inc.(a)	38,130	1,199,951
Altera Corp.	69,564	3,224,291
Amphenol Corp. Class A	30,318	1,636,869
Analog Devices Inc.	57,288	2,242,252
Apple Inc.(a)	182,094	61,123,493
Applied Materials Inc.	252,960	3,291,010
Autodesk Inc.(a)	46,314	1,787,720
Automatic Data Processing Inc.	97,092	5,114,807
BMC Software Inc.(a)	37,944	2,075,537
Broadcom Corp. Class A(a)	87,792	2,953,323
CA Inc.	76,446	1,746,027
Cisco Systems Inc.	1,094,796	17,089,766
Citrix Systems Inc.(a)	39,432	3,154,560
Cognizant Technology Solutions Corp. Class A(a)	63,984	4,692,587
Computer Sciences Corp.	26,226	995,539
Compuware Corp.(a)	55,614	542,793
Corning Inc.	302,994	5,499,341
Dell Inc.(a)	314,526	5,243,148
eBay Inc.(a)	224,316	7,238,677
Electronic Arts Inc.(a)	63,612	1,501,243
EMC Corp.(a)(b)	403,434	11,114,607
F5 Networks Inc.(a)	18,042	1,989,131
Fidelity National Information Services Inc.	52,452	1,614,997
First Solar Inc.(a)(b)	9,858	1,303,918
Fiserv Inc.(a)	28,644	1,793,974

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2011

FLIR Systems Inc.	28,644	965,589
Google Inc. Class A(a)	49,104	24,865,284
Harris Corp.	23,808	1,072,788
Hewlett-Packard Co.	414,594	15,091,222
Intel Corp.	1,064,292	23,584,711
International Business Machines Corp.	242,172	41,544,607
Intuit Inc.(a)	63,240	3,279,626
Jabil Circuit Inc.	36,456	736,411
JDS Uniphase Corp.(a)	52,824	880,048
Juniper Networks Inc.(a)	114,018	3,591,567
KLA-Tencor Corp.	32,550	1,317,624
Lexmark International Inc. Class A(a)	13,020	380,965
Linear Technology Corp.	43,338	1,431,021
LSI Corp.(a)	127,410	907,159
MasterCard Inc. Class A	19,272	5,807,425
MEMC Electronic Materials Inc.(a)	41,106	350,634
Microchip Technology Inc.	38,874	1,473,713
Micron Technology Inc.(a)	154,938	1,158,936
Microsoft Corp.	1,453,590	37,793,340
Molex Inc.(b)	25,296	651,878
Monster Worldwide Inc.(a)	27,714	406,287
Motorola Mobility Holdings Inc.(a)	59,148	1,303,622
Motorola Solutions Inc.(a)	71,424	3,288,361
National Semiconductor Corp.	39,990	984,154
NetApp Inc.(a)	70,308	3,710,856
Novellus Systems Inc.(a)(b)	23,436	846,977
NVIDIA Corp.(a)	113,460	1,807,985
Oracle Corp.	759,996	25,011,468
Paychex Inc.	63,240	1,942,733
QUALCOMM Inc.	331,266	18,812,596
Red Hat Inc.(a)	38,316	1,758,704
SAIC Inc.(a)	45,756	769,616
Salesforce.com Inc.(a)	24,738	3,685,467
SanDisk Corp.(a)	46,314	1,922,031
Symantec Corp.(a)	152,520	3,007,694
Tellabs Inc.	73,842	340,412
Teradata Corp.(a)(b)	37,386	2,250,637
Teradyne Inc.(a)	34,224	506,515
Texas Instruments Inc.	235,290	7,724,571
Total System Services Inc.	29,574	549,485
VeriSign Inc.	41,850	1,400,301
Visa Inc. Class A	95,384	8,037,056
Western Digital Corp.(a)	42,780	1,556,336
Western Union Co.	127,038	2,544,571
Xerox Corp.	264,120	2,749,489
Xilinx Inc.	55,242	2,014,676
Yahoo! Inc.(a)	248,310	3,734,582

		423,720,663

TOTAL COMMON STOCKS (Cost: $559,641,161)		565,469,712

SHORT-TERM INVESTMENTS—2.64%

MONEY MARKET FUNDS—2.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	13,468,932	13,468,932
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	1,131,799	1,131,799

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	374,355	374,355

		14,975,086

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,975,086)		14,975,086

TOTAL INVESTMENTS IN SECURITIES—102.41% (Cost: $574,616,247)		580,444,798
Other Assets, Less Liabilities—(2.41)%		(13,670,954)

NET ASSETS—100.00%		$566,773,844

SP ADR    - Sponsored American Depositary Receipts

SP GDR    - Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—98.89%

AUSTRALIA—3.28%
Telstra Corp. Ltd.	4,385,233	$13,568,055

		13,568,055
AUSTRIA—0.35%
Telekom Austria AG	115,080	1,468,268

		1,468,268
BELGIUM—0.49%
Belgacom SA	56,855	2,027,394

		2,027,394
CANADA—5.68%
BCE Inc.	273,178	10,705,204
Rogers Communications Inc. Class B	157,550	6,234,416
TELUS Corp.	118,854	6,539,371

		23,478,991
CHINA—4.14%
China Mobile Ltd.	1,849,500	17,113,446

		17,113,446
FRANCE—3.52%
France Telecom SA	685,000	14,564,494

		14,564,494
GERMANY—3.96%
Deutsche Telekom AG Registered	1,042,981	16,354,064

		16,354,064
GREECE—0.21%
Hellenic Telecommunications Organization SA SP ADR(a)	182,895	857,777

		857,777
ITALY—1.14%
Telecom Italia SpA	3,387,736	4,712,782

		4,712,782
JAPAN—7.87%
Nippon Telegraph and Telephone Corp.	260,500	12,466,970
NTT DoCoMo Inc.	4,932	8,732,987
SoftBank Corp.	301,400	11,308,098

		32,508,055
MEXICO—5.18%
America Movil SAB de CV Series L	8,411,800	11,333,467

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

June 30, 2011

America Movil SAB de CV Series L SP ADR	157,687	8,496,176
Telefonos de Mexico SAB de CV Series L	1,904,300	1,575,157
Telefonos de Mexico SAB de CV Series L SP ADR	685	11,303

		21,416,103
NETHERLANDS—1.90%
Koninklijke KPN NV	541,424	7,873,380

		7,873,380
NORWAY—1.08%
Telenor ASA	270,575	4,455,414

		4,455,414
PORTUGAL—0.79%
Portugal Telecom SGPS SA Registered	116,313	1,152,966
Portugal Telecom SGPS SA SP ADR	212,898	2,094,917

		3,247,883
SINGAPORE—1.62%
Singapore Telecommunications Ltd.(a)	2,603,550	6,701,872

		6,701,872
SPAIN—8.37%
Telefonica SA	1,414,936	34,587,338

		34,587,338
SWEDEN—1.87%
Tele2 AB Class B	108,641	2,152,142
TeliaSonera AB	756,377	5,561,904

		7,714,046
SWITZERLAND—0.90%
Swisscom AG Registered	5,040	2,307,506
Swisscom AG SP ADR	30,962	1,416,821

		3,724,327
TAIWAN—0.83%
Chunghwa Telecom Co. Ltd. SP ADR	99,188	3,426,945

		3,426,945
UNITED KINGDOM—14.03%
BT Group PLC	2,722,738	8,808,012
Cable & Wireless Communications PLC	871,183	566,730
Cable & Wireless Worldwide PLC	892,829	660,364
Vodafone Group PLC	18,069,341	47,952,602

		57,987,708
UNITED STATES—31.68%
American Tower Corp. Class A(b)	140,014	7,326,933
AT&T Inc.	2,086,099	65,524,370
CenturyLink Inc.	211,939	8,568,694
Frontier Communications Corp.	351,131	2,833,627

Schedule of Investments (Unaudited)(Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

June 30, 2011

MetroPCS Communications Inc.(a)(b)	91,242	1,570,275
Sprint Nextel Corp.(b)	1,050,927	5,664,496
Verizon Communications Inc.	997,497	37,136,813
Windstream Corp.	177,963	2,306,400

		130,931,608
TOTAL COMMON STOCKS
(Cost: $434,380,515)		408,719,950

PREFERRED STOCKS—0.38%

BRAZIL—0.38%
Tele Norte Leste Participacoes SA SP ADR	102,202	1,588,219

		1,588,219

TOTAL PREFERRED STOCKS (Cost: $1,742,439)		1,588,219

SHORT-TERM INVESTMENTS—1.30%

MONEY MARKET FUNDS—1.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	4,712,887	4,712,887
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	396,026	396,026
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	243,729	243,729

		5,352,642

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,352,642)		5,352,642

TOTAL INVESTMENTS IN SECURITIES—100.57%
(Cost: $441,475,596)		415,660,811
Other Assets, Less Liabilities—(0.57)%		(2,356,462)

NET ASSETS—100.00%		$413,304,349

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.73%

AUSTRALIA—0.76%
Gunns Ltd.(a)	6,030,744	$1,743,258

		1,743,258
BRAZIL—5.37%
Fibria Celulose SA SP ADR(b)	938,277	12,375,874

		12,375,874
CANADA—9.06%
Canfor Corp.(a)	590,826	6,458,620
Sino-Forest Corp. Class A(a)	849,069	2,815,274
West Fraser Timber Co. Ltd.	213,108	11,608,214

		20,882,108
FINLAND—8.50%
Stora Enso OYJ Class R	940,755	9,868,198
UPM-Kymmene OYJ	531,531	9,717,766

		19,585,964
HONG KONG—2.20%
Nine Dragons Paper (Holdings) Ltd.(b)	5,841,000	5,081,905

		5,081,905
JAPAN—9.94%
Nippon Paper Group Inc.	336,300	7,420,587
Oji Paper Co. Ltd.	2,301,000	10,969,354
Sumitomo Forestry Co. Ltd.	495,600	4,510,475

		22,900,416
SOUTH AFRICA—4.35%
Sappi Ltd.(a)	1,971,426	10,033,072

		10,033,072
SWEDEN—6.24%
Holmen AB Class B	157,176	4,912,023
Svenska Cellulosa AB Class B	671,538	9,477,018

		14,389,041
UNITED STATES—53.31%
International Paper Co.	368,514	10,989,088
MeadWestvaco Corp.	357,009	11,891,970
Packaging Corp. of America	354,177	9,913,414
Plum Creek Timber Co. Inc.(b)	476,484	19,316,661
Potlatch Corp.	266,916	9,414,127
Rayonier Inc.	336,477	21,988,772
Sonoco Products Co.	290,280	10,316,551
Temple-Inland Inc.	370,815	11,028,038

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

June 30, 2011

Weyerhaeuser Co.	823,404	17,999,612

		122,858,233

TOTAL COMMON STOCKS
(Cost: $240,556,312)		229,849,871

SHORT-TERM INVESTMENTS—9.92%

MONEY MARKET FUNDS—9.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	20,706,489	20,706,489
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	1,739,974	1,739,974
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	408,346	408,346

		22,854,809

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,854,809)		22,854,809

TOTAL INVESTMENTS IN SECURITIES—109.65%
(Cost: $263,411,121)		252,704,680
Other Assets, Less Liabilities—(9.65)%		(22,245,103)

NET ASSETS—100.00%		$230,459,577

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—98.14%

AUSTRALIA—0.75%
AGL Energy Ltd.	121,989	$1,913,310

		1,913,310
BRAZIL—0.42%
Centrais Eletricas Brasileiras SA SP ADR	78,255	1,056,443

		1,056,443
CANADA—1.10%
Fortis Inc.	46,176	1,547,812
TransAlta Corp.	58,719	1,252,745

		2,800,557
CHILE—1.22%
Empresa Nacional de Electricidad SA SP ADR	27,639	1,578,463
Enersis SA SP ADR	65,601	1,515,383

		3,093,846
FINLAND—1.31%
Fortum OYJ	114,996	3,329,535

		3,329,535
FRANCE—8.61%
Electricite de France	75,147	2,953,138
GDF Suez	376,623	13,779,483
Suez Environnement SA	73,926	1,474,282
Veolia Environnement	130,869	3,690,449

		21,897,352
GERMANY—8.21%
E.ON AG	525,030	14,908,380
RWE AG	107,670	5,968,684

		20,877,064
HONG KONG—3.88%
CLP Holdings Ltd.(a)	510,500	4,523,563
Hong Kong and China Gas Co. Ltd. (The)	1,221,885	2,776,280
Power Assets Holdings Ltd.	337,000	2,550,914

		9,850,757
ITALY—6.06%
Enel SpA	1,696,413	11,077,780
Snam Rete Gas SpA	468,642	2,774,915
Terna SpA	335,997	1,561,787

		15,414,482

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

June 30, 2011

JAPAN—5.88%
Chubu Electric Power Co. Inc.	166,500	3,236,813
Kansai Electric Power Co. Inc. (The)	188,700	3,738,484
Kyushu Electric Power Co. Inc.	111,000	1,988,819
Osaka Gas Co. Ltd.	476,000	1,797,672
Tokyo Electric Power Co. Inc. (The)	355,400	1,434,626
Tokyo Gas Co. Ltd.	611,000	2,746,323

		14,942,737
PORTUGAL—1.02%
Energias de Portugal SA	729,381	2,589,799

		2,589,799
SOUTH KOREA—0.68%
Korea Electric Power Corp. SP ADR(b)	129,537	1,718,956

		1,718,956
SPAIN—6.16%
Acciona SA	6,771	718,501
Enagas SA	50,172	1,215,516
Gas Natural SDG SA	79,032	1,655,173
Iberdrola SA(b)	1,164,279	10,359,432
Red Electrica Corporacion SA	28,416	1,714,904

		15,663,526
UNITED KINGDOM—10.88%
Centrica PLC	1,355,976	7,038,088
Drax Group PLC	96,237	777,926
International Power PLC	401,820	2,075,294
National Grid PLC	921,522	9,061,682
Scottish & Southern Energy PLC	246,198	5,505,955
Severn Trent PLC	62,493	1,476,849
United Utilities Group PLC	178,932	1,720,727

		27,656,521
UNITED STATES—41.96%
AES Corp. (The)(b)	172,161	2,193,331
Ameren Corp.	63,159	1,821,506
American Electric Power Co. Inc.	126,318	4,759,662
CenterPoint Energy Inc.	111,444	2,156,441
CMS Energy Corp.	65,934	1,298,240
Consolidated Edison Inc.	76,701	4,083,561
Constellation Energy Group Inc.	52,725	2,001,441
Dominion Resources Inc.	150,960	7,286,839
DTE Energy Co.	44,400	2,220,888
Duke Energy Corp.	348,984	6,571,369
Edison International	85,470	3,311,962
Entergy Corp.	46,620	3,183,214
Exelon Corp.	173,715	7,441,951
FirstEnergy Corp.	109,668	4,841,842
Integrys Energy Group Inc.	20,424	1,058,780
NextEra Energy Inc.	110,667	6,358,926
Nicor Inc.	11,988	656,223
NiSource Inc.	73,371	1,485,763
Northeast Utilities	46,398	1,631,818
NRG Energy Inc.(b)	63,270	1,555,177

Schedule of Investments (Unaudited)(Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

June 30, 2011

ONEOK Inc.	28,194	2,086,638
Pepco Holdings Inc.	59,163	1,161,370
PG&E Corp.	104,451	4,390,075
Pinnacle West Capital Corp.	28,527	1,271,734
PPL Corp.	151,182	4,207,395
Progress Energy Inc.	77,256	3,709,061
Public Service Enterprise Group Inc.	132,534	4,325,910
SCANA Corp.	29,970	1,179,919
Sempra Energy	62,826	3,322,239
Southern Co.	222,777	8,995,735
TECO Energy Inc.	56,499	1,067,266
Wisconsin Energy Corp.	61,383	1,924,357
Xcel Energy Inc.	126,984	3,085,711

		106,646,344

TOTAL COMMON STOCKS (Cost: $288,750,343)		249,451,229

PREFERRED STOCKS—1.12%

BRAZIL—1.12%
Companhia Energetica de Minas Gerais SP ADR	101,676	2,098,592
Companhia Paranaense de Energia Class B SP ADR	27,417	744,646

		2,843,238

TOTAL PREFERRED STOCKS
(Cost: $2,097,454)		2,843,238

SHORT-TERM INVESTMENTS—0.35%

MONEY MARKET FUNDS—0.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	429,416	429,416
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	36,084	36,084
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	409,107	409,107

		874,607

TOTAL SHORT-TERM INVESTMENTS
(Cost: $874,607)		874,607

TOTAL INVESTMENTS IN SECURITIES—99.61%
(Cost: $291,722,404)		253,169,074
Other Assets, Less Liabilities—0.39%		1,000,517

NET ASSETS—100.00%		$254,169,591

SP ADR - Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited)(Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

June 30, 2011

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Consolidated Schedule of Investments (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.52%

AGRICULTURE—6.41%
ITC Ltd.	3,240,261	$14,706,720

		14,706,720
AUTO MANUFACTURERS—4.93%
Mahindra & Mahindra Ltd.	282,702	4,437,628
Maruti Suzuki (India) Ltd.	82,998	2,152,955
Tata Motors Ltd.	212,106	4,715,996

		11,306,579
BANKS—19.63%
Axis Bank Ltd.	160,749	4,635,891
HDFC Bank Ltd.	219,261	12,335,056
ICICI Bank Ltd.	701,349	17,169,444
Kotak Mahindra Bank Ltd.(a)	218,943	2,347,094
Punjab National Bank Ltd.	200	4,872
State Bank of India	158,841	8,542,033

		45,034,390
BUILDING MATERIALS—1.27%
ACC Ltd.	62,646	1,331,587
Ambuja Cements Ltd.	529,152	1,581,598
Grasim Industries Ltd.	200	9,374

		2,922,559
COMPUTERS—13.10%
Infosys Technologies Ltd.	291,606	18,980,312
Tata Consultancy Services Ltd.	307,824	8,152,190
Wipro Ltd.	312,276	2,916,392

		30,048,894
DIVERSIFIED FINANCIAL SERVICES—5.49%
Housing Development Finance Corp. Ltd.	797,703	12,600,193

		12,600,193
ELECTRIC—4.57%
NTPC Ltd.	809,310	3,382,758
Power Grid Corp. of India Ltd.	909,321	2,226,784
Reliance Infrastructure Ltd.(a)	85,701	1,025,479
Reliance Power Ltd.(a)	347,574	900,902
Tata Power Co. Ltd.	100,488	2,940,030

		10,475,953
ELECTRICAL COMPONENTS & EQUIPMENT—2.44%
Bharat Heavy Electricals Ltd.	97,785	4,484,246
Siemens (India) Ltd.	56,286	1,120,307

		5,604,553

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

June 30, 2011

ENGINEERING & CONSTRUCTION—6.34%
Jaiprakash Associates Ltd.	709,140	1,283,795
Larsen & Toubro Ltd.	325,155	13,261,801

		14,545,596
GAS—1.20%
GAIL (India) Ltd.	280,158	2,764,301

		2,764,301
HOUSEHOLD PRODUCTS & WARES—2.17%
Hindustan Unilever Ltd.	646,335	4,967,304

		4,967,304
INSURANCE—0.41%
Reliance Capital Ltd.	73,140	946,166

		946,166
INVESTMENT COMPANIES—0.96%
Infrastructure Development Finance Co. Ltd.(a)	747,936	2,194,548

		2,194,548
IRON & STEEL—4.40%
Jindal Steel & Power Ltd.	236,592	3,451,127
Steel Authority of India Ltd.	374,922	1,152,896
Tata Steel Ltd.	403,224	5,503,018

		10,107,041
LEISURE TIME—2.23%
Bajaj Auto Ltd.	83,475	2,626,807
Hero Honda Motors Ltd.	59,466	2,496,468

		5,123,275
MINING—3.44%
Hindalco Industries Ltd.	776,556	3,135,574
Sesa Goa Ltd.	237,069	1,495,367
Sterlite Industries (India) Ltd.(a)	867,027	3,262,379

		7,893,320
OIL & GAS—12.35%
Bharat Petroleum Corp. Ltd.	82,521	1,200,029
Cairn (India) Ltd.(a)	224,190	1,563,038
Oil & Natural Gas Corp. Ltd.	826,164	5,067,102
Reliance Industries Ltd.	1,020,144	20,498,700

		28,328,869
PHARMACEUTICALS—3.82%
Cipla Ltd.	318,159	2,355,508
Dr. Reddy’s Laboratories Ltd.	77,910	2,669,134
Ranbaxy Laboratories Ltd.	96,195	1,164,602
Sun Pharmaceuticals Industries Ltd.	231,822	2,581,330

		8,770,574

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

June 30, 2011

REAL ESTATE—0.47%
DLF Ltd.	229,596	1,080,588

		1,080,588
SOFTWARE—0.71%
HCL Technologies Ltd.	147,552	1,632,592

		1,632,592
TELECOMMUNICATIONS—3.18%
Bharti Airtel Ltd.	737,760	6,515,519
Reliance Communications Ltd.	361,884	774,512

		7,290,031
TOTAL COMMON STOCKS
(Cost: $221,590,603)		228,344,046

SHORT-TERM INVESTMENTS—0.11%

MONEY MARKET FUNDS—0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(b)(c)	258,688	258,688

		258,688
TOTAL SHORT-TERM INVESTMENTS
(Cost: $258,688)		258,688

TOTAL INVESTMENTS IN SECURITIES—99.63%
(Cost: $221,849,291)		228,602,734
Other Assets, Less Liabilities—0.37%		857,153

NET ASSETS—100.00%		$229,459,887

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—66.04%

BRAZIL—24.60%
BRF - Brasil Foods SA SP ADR(a)	3,234,530	$56,054,405
Centrais Eletricas Brasileiras SA SP ADR	1,545,486	20,864,061
Companhia Siderurgica Nacional SA SP ADR	4,310,678	53,711,048
Embraer SA SP ADR	952,088	29,305,269
Fibria Celulose SA SP ADR	1,382,059	18,229,358
Itau Unibanco Holding SA SP ADR	9,744,060	229,472,613
Petroleo Brasileiro SA SP ADR	4,725,799	160,015,554

		567,652,308
CHILE—12.78%
Banco de Chile SP ADR	367,590	31,741,396
Banco Santander (Chile) SA SP ADR(a)	875,534	82,133,845
Empresa Nacional de Electricidad SA SP ADR(a)	826,264	47,187,937
Enersis SA SP ADR	1,670,159	38,580,673
LAN Airlines SA SP ADR(a)	1,602,587	45,705,781
Sociedad Quimica y Minera de Chile SA Series B SP ADR	762,898	49,374,759

		294,724,391
MEXICO—24.29%
Alfa SAB de CV Series A(a)	1,825,900	27,084,336
America Movil SAB de CV Series L	171,533,000	231,111,496
Cemex SAB de CV CPO(b)	51,455,768	44,141,677
Fomento Economico Mexicano SAB de CV BD Units	10,901,100	72,312,083
Grupo Modelo SAB de CV Series C	2,720,800	16,359,277
Grupo Televisa SA CPO	10,297,800	50,563,007
Kimberly-Clark de Mexico SAB de CV Series A	1,972,900	12,960,989
Telefonos de Mexico SAB de CV Series L	22,375,600	18,508,158
Wal-Mart de Mexico SAB de CV Series V	29,552,900	87,422,089

		560,463,112
PERU—4.37%
Compania de Minas Buenaventura SA SP ADR	939,034	35,664,511
Credicorp Ltd.	403,645	34,753,834
Southern Copper Corp.	922,387	30,318,861

		100,737,206

TOTAL COMMON STOCKS
(Cost: $1,630,206,734)		1,523,577,017

PREFERRED STOCKS—33.36%

BRAZIL—33.36%
Banco Bradesco SA SP ADR	6,637,600	136,004,424
Companhia de Bebidas das Americas SP ADR	3,346,466	112,876,298
Companhia Energetica de Minas Gerais SP ADR(a)	2,534,707	52,316,353
Companhia Paranaense de Energia Class B SP ADR	791,717	21,503,034
Gerdau SA SP ADR	4,567,543	48,050,552
Petroleo Brasileiro SA SP ADR	3,668,976	112,564,184
Tele Norte Leste Participacoes SA SP ADR(a)	1,661,299	25,816,586

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

June 30, 2011

Vale SA Class A SP ADR	8,994,552	260,482,226

		769,613,657

TOTAL PREFERRED STOCKS
(Cost: $761,080,634)		769,613,657

SHORT-TERM INVESTMENTS—2.50%

MONEY MARKET FUNDS—2.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	47,509,636	47,509,636
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	3,992,252	3,992,252
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	6,211,295	6,211,295

		57,713,183

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,713,183)		57,713,183

TOTAL INVESTMENTS IN SECURITIES—101.90%
(Cost: $2,449,000,551)		2,350,903,857
Other Assets, Less Liabilities—(1.90)%		(43,746,856)

NET ASSETS—100.00%		$2,307,157,001

CPO	- Certificates of Participation (Ordinary)
SP ADR	- Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.92%

ADVERTISING—0.13%
Lamar Advertising Co. Class A(a)	553,734	$15,155,700

		15,155,700
AEROSPACE & DEFENSE—0.71%
Alliant Techsystems Inc.	321,704	22,947,146
BE Aerospace Inc.(a)(b)	988,692	40,348,520
Triumph Group Inc.	183,446	18,267,553

		81,563,219
AGRICULTURE—0.07%
Universal Corp.	223,378	8,414,649

		8,414,649
AIRLINES—0.31%
Alaska Air Group Inc.(a)	343,752	23,533,262
JetBlue Airways Corp.(a)(b)	1,960,488	11,958,977

		35,492,239
APPAREL—1.44%
Deckers Outdoor Corp.(a)(b)	370,934	32,694,123
Guess? Inc.	612,894	25,778,322
Hanesbrands Inc.(a)(b)	925,866	26,433,474
Phillips-Van Heusen Corp.	645,661	42,271,426
Timberland Co. Class A(a)(b)	377,182	16,207,510
Warnaco Group Inc. (The)(a)	422,183	22,059,062

		165,443,917
AUTO MANUFACTURERS—0.22%
Oshkosh Corp.(a)	873,914	25,291,071

		25,291,071
AUTO PARTS & EQUIPMENT—0.74%
BorgWarner Inc.(a)(b)	1,049,448	84,784,904

		84,784,904
BANKS—3.40%
Associated Banc-Corp	1,662,904	23,114,366
BancorpSouth Inc.(b)	708,628	8,794,074
Bank of Hawaii Corp.	457,723	21,293,274
Cathay General Bancorp	754,878	12,372,450
City National Corp.	454,060	24,632,755
Commerce Bancshares Inc.	743,611	31,975,273
Cullen/Frost Bankers Inc.	587,437	33,395,793
East West Bancorp Inc.	1,426,483	28,829,221
FirstMerit Corp.	1,047,685	17,297,279
Fulton Financial Corp.	1,912,235	20,480,037
Hancock Holding Co.	536,916	16,633,658
International Bancshares Corp.(b)	509,313	8,520,807
Prosperity Bancshares Inc.	449,889	19,714,136

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2011

SVB Financial Group(a)(b)	411,453	24,567,859
Synovus Financial Corp.(b)	6,799,826	14,143,638
TCF Financial Corp.	1,526,019	21,059,062
Trustmark Corp.	546,413	12,791,528
Valley National Bancorp	1,629,780	22,181,306
Webster Financial Corp.	708,516	14,893,006
Westamerica Bancorporation(b)	276,510	13,618,118

		390,307,640
BEVERAGES—1.40%
Green Mountain Coffee Roasters Inc.(a)(b)	1,196,633	106,811,461
Hansen Natural Corp.(a)	660,925	53,501,879

		160,313,340
BIOTECHNOLOGY—1.26%
Bio-Rad Laboratories Inc. Class A(a)	187,946	22,433,234
Charles River Laboratories International Inc.(a)	495,766	20,152,888
Vertex Pharmaceuticals Inc.(a)	1,974,032	102,629,924

		145,216,046
BUILDING MATERIALS—0.47%
Lennox International Inc.	429,743	18,509,031
Martin Marietta Materials Inc.(b)	437,176	34,960,965

		53,469,996
CHEMICALS—3.33%
Albemarle Corp.	878,889	60,819,119
Ashland Inc.	758,662	49,024,738
Cabot Corp.	629,080	25,081,419
Cytec Industries Inc.	472,019	26,994,767
Intrepid Potash Inc.(a)(b)	425,934	13,842,855
Lubrizol Corp.	616,151	82,730,595
Minerals Technologies Inc.	176,162	11,677,779
NewMarket Corp.	91,548	15,628,159
Olin Corp.	764,157	17,315,798
RPM International Inc.	1,251,055	28,799,286
Sensient Technologies Corp.	479,738	17,783,888
Valspar Corp. (The)	898,337	32,394,032

		382,092,435
COAL—0.64%
Arch Coal Inc.	2,035,580	54,268,563
Patriot Coal Corp.(a)	876,019	19,500,183

		73,768,746
COMMERCIAL SERVICES—4.09%
Aaron’s Inc.	691,010	19,527,943
Alliance Data Systems Corp.(a)(b)	489,156	46,014,905
Career Education Corp.(a)(b)	601,595	12,723,734
Convergys Corp.(a)(b)	1,163,005	15,863,388
CoreLogic Inc.(a)	1,046,821	17,492,379
Corporate Executive Board Co. (The)	332,442	14,511,093
Corrections Corp. of America(a)	1,029,599	22,290,818
Deluxe Corp.	493,563	12,195,942
FTI Consulting Inc.(a)(b)	402,948	15,287,847
Gartner Inc.(a)(b)	830,133	33,446,059
ITT Educational Services Inc.(a)(b)	220,727	17,269,680

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2011

Korn/Ferry International(a)(b)	450,871	9,914,653
Lender Processing Services Inc.	828,183	17,317,307
Manpower Inc.	788,071	42,280,009
Pharmaceutical Product Development Inc.	1,086,170	29,152,803
Rent-A-Center Inc.	610,700	18,662,992
Rollins Inc.	611,458	12,461,514
Service Corp. International	2,290,817	26,756,743
Sotheby’s	647,942	28,185,477
Strayer Education Inc.(b)	117,265	14,821,123
Towers Watson & Co. Class A	432,842	28,442,048
United Rentals Inc.(a)(b)	598,813	15,209,850

		469,828,307
COMPUTERS—2.81%
Cadence Design Systems Inc.(a)	2,579,820	27,242,899
Diebold Inc.	626,487	19,427,362
DST Systems Inc.	343,179	18,119,851
FactSet Research Systems Inc.	442,355	45,261,764
Jack Henry & Associates Inc.	828,216	24,854,762
Mentor Graphics Corp.(a)(b)	1,063,522	13,623,717
MICROS Systems Inc.(a)	777,755	38,662,201
NCR Corp.(a)	1,521,263	28,736,658
Riverbed Technology Inc.(a)(b)	1,471,303	58,248,886
SRA International Inc. Class A(a)	416,045	12,864,111
Synopsys Inc.(a)	1,406,531	36,161,912

		323,204,123
DISTRIBUTION & WHOLESALE—1.10%
Ingram Micro Inc. Class A(a)	1,544,616	28,019,334
LKQ Corp.(a)	1,398,915	36,497,692
Owens & Minor Inc.	610,940	21,071,321
Tech Data Corp.(a)(b)	445,332	21,772,282
Watsco Inc.	271,669	18,470,775

		125,831,404
DIVERSIFIED FINANCIAL SERVICES—1.63%
Affiliated Managers Group Inc.(a)	499,001	50,623,652
Eaton Vance Corp.	1,137,152	34,376,105
Greenhill & Co. Inc.(b)	244,989	13,185,308
Jefferies Group Inc.	1,367,096	27,888,758
Raymond James Financial Inc.	970,598	31,204,726
Waddell & Reed Financial Inc. Class A	828,172	30,104,052

		187,382,601
ELECTRIC—3.38%
Alliant Energy Corp.	1,063,670	43,248,822
Black Hills Corp.	380,055	11,435,855
Cleco Corp.	585,204	20,394,359
DPL Inc.	1,121,416	33,821,907
Great Plains Energy Inc.	1,304,080	27,033,578
Hawaiian Electric Industries Inc.	913,512	21,979,099
IDACORP Inc.	474,810	18,754,995
MDU Resources Group Inc.	1,810,182	40,729,095
NSTAR	993,100	45,662,738
NV Energy Inc.	2,261,748	34,717,832
OGE Energy Corp.	938,641	47,232,415
PNM Resources Inc.	832,505	13,936,134
Westar Energy Inc.	1,090,455	29,344,144

		388,290,973

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2011

ELECTRICAL COMPONENTS & EQUIPMENT—1.35%
AMETEK Inc.	1,541,362	69,207,154
Energizer Holdings Inc.(a)(b)	668,030	48,338,651
Hubbell Inc. Class B	577,811	37,528,824

		155,074,629
ELECTRONICS—3.03%
Arrow Electronics Inc.(a)	1,112,732	46,178,378
Avnet Inc.(a)	1,464,687	46,694,222
Gentex Corp.	1,368,588	41,372,415
Itron Inc.(a)	389,674	18,766,700
Mettler-Toledo International Inc.(a)	308,133	51,972,793
National Instruments Corp.	856,300	25,423,547
Thomas & Betts Corp.(a)	502,917	27,082,080
Trimble Navigation Ltd.(a)	1,175,657	46,603,043
Vishay Intertechnology Inc.(a)(b)	1,587,121	23,870,300
Woodward Inc.	567,739	19,791,382

		347,754,860
ENGINEERING & CONSTRUCTION—1.30%
AECOM Technology Corp.(a)(b)	1,143,213	31,255,444
Granite Construction Inc.	327,980	8,045,349
KBR Inc.	1,452,767	54,754,788
Shaw Group Inc. (The)(a)(b)	692,872	20,931,663
URS Corp.(a)	754,105	33,738,658

		148,725,902
ENTERTAINMENT—0.39%
Bally Technologies Inc.(a)(b)	413,518	16,821,912
DreamWorks Animation SKG Inc. Class A(a)(b)	679,591	13,659,779
International Speedway Corp. Class A	281,379	7,993,977
Scientific Games Corp. Class A(a)	612,716	6,335,484

		44,811,152
ENVIRONMENTAL CONTROL—0.60%
Clean Harbors Inc.(a)(b)	220,965	22,814,636
Mine Safety Appliances Co.	299,237	11,173,510
Waste Connections Inc.	1,089,182	34,559,745

		68,547,891
FOOD—1.48%
Corn Products International Inc.	731,533	40,439,144
Flowers Foods Inc.	1,083,739	23,885,608
Ralcorp Holdings Inc.(a)	527,714	45,689,478
Ruddick Corp.	410,029	17,852,663
Smithfield Foods Inc.(a)	1,592,364	34,825,001
Tootsie Roll Industries Inc.(b)	240,829	7,046,656

		169,738,550
FOREST PRODUCTS & PAPER—1.62%
Domtar Corp.	393,457	37,268,247
Louisiana-Pacific Corp.(a)(b)	1,273,079	10,362,863
Potlatch Corp.(b)	384,592	13,564,560

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2011

Rayonier Inc.(b)	777,784	50,828,185
Rock-Tenn Co. Class A	652,433	43,282,405
Temple-Inland Inc.	1,038,822	30,894,566

		186,200,826
GAS—2.43%
AGL Resources Inc.	749,748	30,522,241
Atmos Energy Corp.	866,423	28,808,565
Energen Corp.	691,091	39,046,641
National Fuel Gas Co.	792,635	57,703,828
Southern Union Co.	1,195,552	48,001,413
UGI Corp.	1,070,736	34,145,771
Vectren Corp.	784,136	21,846,029
WGL Holdings Inc.	491,232	18,907,520

		278,982,008
HAND & MACHINE TOOLS—0.76%
Kennametal Inc.	784,521	33,114,631
Lincoln Electric Holdings Inc.	809,087	29,005,769
Regal Beloit Corp.	370,536	24,740,689

		86,861,089
HEALTH CARE - PRODUCTS—3.74%
Cooper Companies Inc. (The)	450,070	35,663,547
Gen-Probe Inc.(a)	459,790	31,794,479
Henry Schein Inc.(a)	884,235	63,302,384
Hill-Rom Holdings Inc.	605,909	27,896,050
Hologic Inc.(a)	2,507,142	50,569,054
IDEXX Laboratories Inc.(a)(b)	549,795	42,642,100
Immucor Inc.(a)(b)	672,753	13,737,616
Kinetic Concepts Inc.(a)	590,645	34,038,871
Masimo Corp.(b)	575,021	17,066,623
ResMed Inc.(a)(b)	1,466,034	45,373,752
Steris Corp.	568,321	19,879,869
TECHNE Corp.	356,100	29,688,057
Thoratec Corp.(a)(b)	548,625	18,005,873

		429,658,275
HEALTH CARE - SERVICES—2.36%
Community Health Systems Inc.(a)	901,488	23,150,212
Covance Inc.(a)(b)	581,708	34,536,004
Health Management Associates Inc. Class A(a)(b)	2,428,669	26,181,052
Health Net Inc.(a)	868,006	27,854,312
Kindred Healthcare Inc.(a)	498,809	10,709,429
LifePoint Hospitals Inc.(a)	503,735	19,685,964
Lincare Holdings Inc.	908,537	26,592,878
MEDNAX Inc.(a)(b)	460,559	33,247,754
Universal Health Services Inc. Class B	936,376	48,251,455
WellCare Health Plans Inc.(a)(b)	408,421	20,996,924

		271,205,984
HOME BUILDERS—0.91%
KB Home	696,419	6,810,978
M.D.C. Holdings Inc.	364,955	8,992,491
NVR Inc.(a)	56,407	40,922,150
Ryland Group Inc.	429,183	7,094,395
Thor Industries Inc.	407,010	11,738,168
Toll Brothers Inc.(a)(b)	1,404,460	29,128,501

		104,686,683

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2011

HOUSEHOLD PRODUCTS & WARES—1.60%
American Greetings Corp. Class A	390,297	9,382,740
Church & Dwight Co. Inc.	1,370,353	55,554,110
Fossil Inc.(a)	479,140	56,404,361
Scotts Miracle-Gro Co. (The) Class A	430,120	22,069,457
Tupperware Brands Corp.	598,366	40,359,787

		183,770,455
INSURANCE—3.90%
American Financial Group Inc.	724,454	25,855,763
Arthur J. Gallagher & Co.	1,059,486	30,237,730
Aspen Insurance Holdings Ltd.	677,846	17,440,978
Brown & Brown Inc.	1,124,248	28,848,204
Everest Re Group Ltd.	520,502	42,551,038
Fidelity National Financial Inc. Class A	2,141,101	33,700,930
First American Financial Corp.	1,012,571	15,846,736
Hanover Insurance Group Inc. (The)	435,609	16,426,815
HCC Insurance Holdings Inc.	1,090,147	34,339,631
Mercury General Corp.	342,222	13,514,347
Old Republic International Corp.	2,446,325	28,744,319
Protective Life Corp.	822,616	19,027,108
Reinsurance Group of America Inc.	708,600	43,125,396
StanCorp Financial Group Inc.	433,921	18,307,127
Transatlantic Holdings Inc.	599,230	29,368,262
Unitrin Inc.	468,948	13,913,687
W.R. Berkley Corp.	1,113,729	36,129,369

		447,377,440
INTERNET—1.54%
AOL Inc.(a)(b)	1,026,177	20,379,875
Digital River Inc.(a)(b)	382,472	12,300,300
Equinix Inc.(a)	449,065	45,364,546
Rackspace Hosting Inc.(a)(b)	954,550	40,797,467
TIBCO Software Inc.(a)	1,550,337	44,990,780
ValueClick Inc.(a)(b)	758,863	12,597,126

		176,430,094
INVESTMENT COMPANIES—0.17%
Apollo Investment Corp.	1,880,438	19,199,272

		19,199,272
IRON & STEEL—0.82%
Carpenter Technology Corp.	422,339	24,360,513
Reliance Steel & Aluminum Co.	717,484	35,623,081
Steel Dynamics Inc.	2,094,533	34,036,161

		94,019,755
LEISURE TIME—0.61%
Life Time Fitness Inc.(a)(b)	405,141	16,169,177
Polaris Industries Inc.	329,557	36,636,852
WMS Industries Inc.(a)(b)	548,960	16,864,051

		69,670,080

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2011

MACHINERY—2.99%
AGCO Corp.(a)	908,947	44,865,624
Bucyrus International Inc.	780,689	71,557,954
Gardner Denver Inc.	501,257	42,130,651
Graco Inc.	581,716	29,469,733
IDEX Corp.	794,769	36,440,159
Nordson Corp.	654,457	35,896,966
Terex Corp.(a)	1,051,260	29,908,347
Wabtec Corp.	463,059	30,432,237
Zebra Technologies Corp. Class A(a)	524,285	22,109,098

		342,810,769
MANUFACTURING—3.06%
Acuity Brands Inc.	415,514	23,177,371
AptarGroup Inc.	644,617	33,739,254
Brink’s Co. (The)	447,045	13,335,352
Carlisle Companies Inc.	587,128	28,904,311
Crane Co.	442,307	21,854,389
Donaldson Co. Inc.	731,827	44,407,262
Eastman Kodak Co.(a)(b)	2,581,400	9,241,412
Harsco Corp.	773,929	25,230,085
Lancaster Colony Corp.	182,630	11,107,557
Matthews International Corp. Class A	284,661	11,429,139
Pentair Inc.	943,726	38,088,781
SPX Corp.	489,004	40,421,071
Teleflex Inc.	386,450	23,596,637
Trinity Industries Inc.	766,446	26,733,637

		351,266,258
MEDIA—0.65%
AMC Networks Inc. Class A(a)	550,957	23,966,629
John Wiley & Sons Inc. Class A	449,179	23,361,800
Meredith Corp.(b)	351,705	10,948,577
New York Times Co. (The) Class A(a)(b)	1,149,843	10,026,631
Scholastic Corp.	231,115	6,147,659

		74,451,296
METAL FABRICATE & HARDWARE—0.76%
Commercial Metals Co.	1,106,439	15,877,400
Timken Co. (The)	779,197	39,271,529
Valmont Industries Inc.	205,191	19,778,360
Worthington Industries Inc.	536,618	12,395,876

		87,323,165
MINING—0.24%
Compass Minerals International Inc.	315,350	27,142,174

		27,142,174
OFFICE FURNISHINGS—0.22%
Herman Miller Inc.	549,294	14,951,782
HNI Corp.(b)	428,181	10,755,907

		25,707,689
OIL & GAS—3.69%
Atwood Oceanics Inc.(a)(b)	540,743	23,862,989

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2011

Bill Barrett Corp.(a)(b)	452,871	20,990,571
Cimarex Energy Co.	819,833	73,719,383
Comstock Resources Inc.(a)(b)	455,850	13,123,921
Forest Oil Corp.(a)	1,089,753	29,107,303
Frontier Oil Corp.	1,019,428	32,937,719
HollyFrontier Corp.	506,883	35,177,680
Northern Oil and Gas Inc.(a)(b)	522,666	11,577,052
Patterson-UTI Energy Inc.	1,481,414	46,827,496
Plains Exploration & Production Co.(a)	1,351,664	51,525,432
Quicksilver Resources Inc.(a)(b)	1,131,887	16,706,652
SM Energy Co.	610,016	44,823,976
Unit Corp.(a)	383,552	23,369,823

		423,749,997
OIL & GAS SERVICES—2.25%
CARBO Ceramics Inc.	182,170	29,684,601
Dresser-Rand Group Inc.(a)(b)	764,880	41,112,300
Dril-Quip Inc.(a)(b)	330,559	22,421,817
Exterran Holdings Inc.(a)(b)	616,546	12,226,107
Helix Energy Solutions Group Inc.(a)(b)	1,017,769	16,854,255
Oceaneering International Inc.	1,040,600	42,144,300
Oil States International Inc.(a)(b)	491,153	39,248,036
Superior Energy Services Inc.(a)	764,050	28,376,817
Tidewater Inc.	497,633	26,777,632

		258,845,865
PACKAGING & CONTAINERS—0.87%
Greif Inc. Class A	299,162	19,454,505
Packaging Corp. of America	962,194	26,931,810
Silgan Holdings Inc.	470,706	19,284,825
Sonoco Products Co.	956,042	33,977,732

		99,648,872
PHARMACEUTICALS—2.13%
Catalyst Health Solutions Inc.(a)(b)	477,360	26,646,235
Endo Pharmaceuticals Holdings Inc.(a)(b)	1,117,375	44,884,954
Medicis Pharmaceutical Corp. Class A	592,379	22,611,107
Omnicare Inc.	1,111,851	35,456,928
Perrigo Co.	799,855	70,283,259
United Therapeutics Corp.(a)	490,248	27,012,665
VCA Antech Inc.(a)	829,422	17,583,746

		244,478,894
PIPELINES—0.26%
Questar Corp.	1,702,238	30,146,635

		30,146,635
REAL ESTATE—0.34%
Jones Lang LaSalle Inc.	411,600	38,813,880

		38,813,880
REAL ESTATE INVESTMENT TRUSTS—7.20%
Alexandria Real Estate Equities Inc.	592,138	45,843,324
BRE Properties Inc. Class A(b)	704,157	35,123,351
Camden Property Trust	672,871	42,808,053
Corporate Office Properties Trust	682,313	21,226,757
Cousins Properties Inc.	992,161	8,473,055

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2011

Duke Realty Corp.	2,422,701	33,942,041
Equity One Inc.(b)	597,226	11,132,293
Essex Property Trust Inc.(b)	312,448	42,271,090
Federal Realty Investment Trust(b)	596,650	50,822,647
Highwoods Properties Inc.(b)	626,700	20,762,571
Hospitality Properties Trust	1,184,029	28,712,703
Liberty Property Trust(b)	1,105,104	36,004,288
Macerich Co. (The)	1,254,632	67,122,812
Mack-Cali Realty Corp.	834,039	27,473,245
Nationwide Health Properties Inc.	1,214,303	50,284,287
Omega Healthcare Investors Inc.	975,167	20,488,259
Realty Income Corp.(b)	1,216,039	40,725,146
Regency Centers Corp.	861,997	37,902,008
Senior Housing Properties Trust(b)	1,456,334	34,092,779
SL Green Realty Corp.	794,479	65,838,475
Taubman Centers Inc.	535,883	31,724,274
UDR Inc.	1,819,465	44,667,866
Weingarten Realty Investors(b)	1,158,145	29,138,928

		826,580,252
RETAIL—6.13%
99 Cents Only Stores(a)(b)	456,290	9,235,310
Advance Auto Parts Inc.	734,775	42,976,990
Aeropostale Inc.(a)(b)	772,902	13,525,785
American Eagle Outfitters Inc.	1,869,662	23,838,191
ANN Inc.(a)(b)	498,312	13,005,943
Ascena Retail Group Inc.(a)	660,473	22,489,106
Barnes & Noble Inc.(b)	376,741	6,246,366
BJ’s Wholesale Club Inc.(a)	524,507	26,408,927
Bob Evans Farms Inc.	292,290	10,221,381
Brinker International Inc.	813,755	19,904,447
Cheesecake Factory Inc. (The)(a)	558,926	17,533,509
Chico’s FAS Inc.	1,690,260	25,742,660
Collective Brands Inc.(a)(b)	593,696	8,721,394
Copart Inc.(a)	573,136	26,708,138
Dick’s Sporting Goods Inc.(a)	875,477	33,662,091
Dollar Tree Inc.(a)	1,171,884	78,070,912
Foot Locker Inc.	1,475,250	35,051,940
J. Crew Group Inc. Escrow(a)(c)	581,753	58
MSC Industrial Direct Co. Inc. Class A	433,436	28,741,141
Office Depot Inc.(a)(b)	2,734,485	11,539,527
Panera Bread Co. Class A(a)	291,629	36,646,100
PetSmart Inc.	1,087,044	49,319,186
RadioShack Corp.	1,015,493	13,516,212
Regis Corp.	553,317	8,476,816
Saks Inc.(a)(b)	1,568,161	17,516,358
Tractor Supply Co.	692,614	46,322,024
Under Armour Inc. Class A(a)(b)	342,245	26,458,961
Wendy’s/Arby’s Group Inc. Class A	3,098,038	15,707,053
Williams-Sonoma Inc.	1,006,666	36,733,242

		704,319,768
SAVINGS & LOANS—1.12%
Astoria Financial Corp.	797,250	10,196,827
First Niagara Financial Group Inc.	2,907,333	38,376,796
New York Community Bancorp Inc.	4,191,974	62,837,690
Washington Federal Inc.	1,065,357	17,503,816

		128,915,129

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2011

SEMICONDUCTORS—3.90%
Atmel Corp.(a)	4,385,175	61,699,412
Cree Inc.(a)(b)	1,049,828	35,263,723
Cypress Semiconductor Corp.(a)	1,611,464	34,066,349
Fairchild Semiconductor International Inc.(a)	1,224,504	20,461,462
Integrated Device Technology Inc.(a)(b)	1,429,124	11,232,915
International Rectifier Corp.(a)	669,234	18,718,475
Intersil Corp. Class A	1,203,792	15,468,727
Lam Research Corp.(a)	1,193,398	52,843,663
QLogic Corp.(a)(b)	1,004,138	15,985,877
Rovi Corp.(a)(b)	1,082,495	62,091,913
Semtech Corp.(a)(b)	625,611	17,104,205
Silicon Laboratories Inc.(a)(b)	426,943	17,615,668
Skyworks Solutions Inc.(a)	1,785,188	41,023,620
Varian Semiconductor Equipment Associates Inc.(a)	723,030	44,422,963

		447,998,972
SHIPBUILDING—0.14%
Huntington Ingalls Industries Inc.(a)(b)	467,599	16,132,165

		16,132,165
SOFTWARE—3.82%
ACI Worldwide Inc.(a)	320,511	10,823,657
Acxiom Corp.(a)	782,738	10,261,695
Advent Software Inc.(a)	314,226	8,851,747
Allscripts Healthcare Solutions Inc.(a)	1,824,191	35,425,789
ANSYS Inc.(a)	880,134	48,116,926
Broadridge Financial Solutions Inc.	1,183,304	28,482,127
Concur Technologies Inc.(a)	449,548	22,508,868
Fair Isaac Corp.	384,196	11,602,719
Global Payments Inc.	767,712	39,153,312
Informatica Corp.(a)	1,013,909	59,242,703
ManTech International Corp. Class A(b)	217,697	9,670,101
MSCI Inc. Class A(a)	1,151,821	43,400,615
Parametric Technology Corp.(a)(b)	1,138,864	26,114,152
Quest Software Inc.(a)	582,789	13,246,794
SEI Investments Co.	1,385,549	31,188,708
Solera Holdings Inc.	677,396	40,074,747

		438,164,660
TELECOMMUNICATIONS—1.75%
ADTRAN Inc.	620,453	24,017,736
Ciena Corp.(a)(b)	912,115	16,764,674
NeuStar Inc. Class A(a)	618,857	16,214,053
Plantronics Inc.	461,210	16,848,001
Polycom Inc.(a)(b)	845,823	54,386,419
RF Micro Devices Inc.(a)	2,654,714	16,246,850
Telephone and Data Systems Inc.	874,583	27,182,040
tw telecom inc.(a)	1,445,112	29,668,149

		201,327,922
TEXTILES—0.28%
Mohawk Industries Inc.(a)	540,540	32,426,995

		32,426,995

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

June 30, 2011

TRANSPORTATION—1.99%
Alexander & Baldwin Inc.	399,085	19,219,934
Con-way Inc.	531,868	20,641,797
J.B. Hunt Transport Services Inc.	830,062	39,087,619
Kansas City Southern Industries Inc.(a)	1,051,871	62,407,506
Kirby Corp.(a)(b)	514,816	29,174,623
Landstar System Inc.	459,487	21,356,956
Overseas Shipholding Group Inc.(b)	256,562	6,911,780
UTi Worldwide Inc.	985,011	19,394,867
Werner Enterprises Inc.	427,366	10,705,518

		228,900,600
TRUCKING & LEASING—0.14%
GATX Corp.	445,177	16,524,970

		16,524,970
WATER—0.25%
Aqua America Inc.	1,325,722	29,139,370

		29,139,370

TOTAL COMMON STOCKS
(Cost: $9,761,904,090)		11,473,382,552

SHORT-TERM INVESTMENTS—10.31%

MONEY MARKET FUNDS—10.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	1,081,115,614	1,081,115,614
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	90,846,536	90,846,536
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	11,243,739	11,243,739

		1,183,205,889

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,183,205,889)		1,183,205,889

TOTAL INVESTMENTS IN SECURITIES—110.23%
(Cost: $10,945,109,979)		12,656,588,441
Other Assets, Less Liabilities—(10.23)%		(1,174,315,771)

NET ASSETS—100.00%		$11,482,272,670

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.95%

ADVERTISING—0.26%
Lamar Advertising Co. Class A(a)	312,756	$8,560,132

		8,560,132
AEROSPACE & DEFENSE—1.01%
BE Aerospace Inc.(a)	560,121	22,858,538
Triumph Group Inc.	103,911	10,347,457

		33,205,995
AIRLINES—0.24%
Alaska Air Group Inc.(a)	114,812	7,860,030

		7,860,030
APPAREL—2.42%
Deckers Outdoor Corp.(a)(b)	210,108	18,518,919
Guess? Inc.	347,084	14,598,353
Hanesbrands Inc.(a)	188,846	5,391,553
Phillips-Van Heusen Corp.	365,798	23,948,795
Timberland Co. Class A(a)	107,185	4,605,740
Warnaco Group Inc. (The)(a)	239,035	12,489,579

		79,552,939
AUTO MANUFACTURERS—0.24%
Oshkosh Corp.(a)	271,944	7,870,059

		7,870,059
AUTO PARTS & EQUIPMENT—0.86%
BorgWarner Inc.(a)(b)	350,936	28,352,119

		28,352,119
BANKS—0.38%
Bank of Hawaii Corp.	90,815	4,224,714
SVB Financial Group(a)	81,515	4,867,261
Westamerica Bancorporation	67,542	3,326,443

		12,418,418
BEVERAGES—2.76%
Green Mountain Coffee Roasters Inc.(a)(b)	678,225	60,538,364
Hansen Natural Corp.(a)	374,498	30,315,613

		90,853,977
BIOTECHNOLOGY—1.21%
Bio-Rad Laboratories Inc. Class A(a)	61,786	7,374,777
Charles River Laboratories International Inc.(a)	126,216	5,130,680
Vertex Pharmaceuticals Inc.(a)	525,901	27,341,593

		39,847,050

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2011

BUILDING MATERIALS—0.33%
Lennox International Inc.	97,185	4,185,758
Martin Marietta Materials Inc.(b)	84,180	6,731,875

		10,917,633
CHEMICALS—2.98%
Albemarle Corp.	498,034	34,463,953
Intrepid Potash Inc.(a)(b)	241,418	7,846,085
Lubrizol Corp.	349,195	46,886,413
NewMarket Corp.	51,912	8,861,897

		98,058,348
COAL—0.60%
Arch Coal Inc.	530,673	14,147,742
Patriot Coal Corp.(a)	248,443	5,530,341

		19,678,083
COMMERCIAL SERVICES—4.24%
Alliance Data Systems Corp.(a)(b)	277,147	26,071,218
Corporate Executive Board Co. (The)	108,687	4,744,187
Corrections Corp. of America(a)	332,389	7,196,222
Deluxe Corp.	109,022	2,693,934
FTI Consulting Inc.(a)(b)	121,173	4,597,304
Gartner Inc.(a)	470,227	18,945,446
ITT Educational Services Inc.(a)(b)	125,068	9,785,320
Lender Processing Services Inc.	469,277	9,812,582
Pharmaceutical Product Development Inc.	239,947	6,440,177
Rollins Inc.	344,531	7,021,542
Service Corp. International	674,832	7,882,038
Sotheby’s	366,962	15,962,847
Strayer Education Inc.(b)	66,526	8,408,221
Towers Watson & Co. Class A	98,077	6,444,640
United Rentals Inc.(a)	138,939	3,529,051

		139,534,729
COMPUTERS—3.66%
Cadence Design Systems Inc.(a)	672,260	7,099,065
DST Systems Inc.	97,212	5,132,794
FactSet Research Systems Inc.	250,629	25,644,359
Jack Henry & Associates Inc.	469,007	14,074,900
Mentor Graphics Corp.(a)	210,823	2,700,643
MICROS Systems Inc.(a)	440,613	21,902,872
Riverbed Technology Inc.(a)(b)	833,713	33,006,698
Synopsys Inc.(a)	422,386	10,859,544

		120,420,875
DISTRIBUTION & WHOLESALE—0.74%
LKQ Corp.(a)	792,477	20,675,725
Watsco Inc.	55,277	3,758,283

		24,434,008
DIVERSIFIED FINANCIAL SERVICES—1.66%
Affiliated Managers Group Inc.(a)	161,184	16,352,117
Eaton Vance Corp.	393,002	11,880,451
Greenhill & Co. Inc.(b)	67,892	3,653,947

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2011

Jefferies Group Inc.	278,631	5,684,072
Waddell & Reed Financial Inc. Class A	469,065	17,050,513

		54,621,100
ELECTRIC—0.38%
Black Hills Corp.	107,178	3,224,986
DPL Inc.	304,998	9,198,740

		12,423,726
ELECTRICAL COMPONENTS & EQUIPMENT—1.45%
AMETEK Inc.	550,338	24,710,176
Energizer Holdings Inc.(a)	162,798	11,780,063
Hubbell Inc. Class B	173,522	11,270,254

		47,760,493
ELECTRONICS—3.44%
Gentex Corp.	775,362	23,439,193
Itron Inc.(a)	154,440	7,437,830
Mettler-Toledo International Inc.(a)	174,594	29,448,770
National Instruments Corp.	257,087	7,632,913
Thomas & Betts Corp.(a)	179,356	9,658,321
Trimble Navigation Ltd.(a)	419,689	16,636,472
Vishay Intertechnology Inc.(a)	522,160	7,853,287
Woodward Inc.	321,398	11,203,934

		113,310,720
ENTERTAINMENT—0.53%
Bally Technologies Inc.(a)(b)	234,356	9,533,602
DreamWorks Animation SKG Inc. Class A(a)(b)	385,717	7,752,912

		17,286,514
ENVIRONMENTAL CONTROL—0.52%
Clean Harbors Inc.(a)(b)	53,727	5,547,313
Waste Connections Inc.	364,088	11,552,512

		17,099,825
FOOD—0.65%
Corn Products International Inc.	227,984	12,602,956
Flowers Foods Inc.	324,925	7,161,347
Tootsie Roll Industries Inc.(b)	58,882	1,722,887

		21,487,190
FOREST PRODUCTS & PAPER—1.35%
Domtar Corp.	156,039	14,780,014
Potlatch Corp.(b)	71,727	2,529,811
Rayonier Inc.	211,576	13,826,492
Rock-Tenn Co. Class A	199,640	13,244,118

		44,380,435
GAS—0.52%
National Fuel Gas Co.	233,589	17,005,279

		17,005,279

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2011

HAND & MACHINE TOOLS—0.54%
Kennametal Inc.	146,685	6,191,574
Lincoln Electric Holdings Inc.	160,383	5,749,731
Regal Beloit Corp.	86,108	5,749,431

		17,690,736
HEALTH CARE - PRODUCTS—5.43%
Cooper Companies Inc. (The)	254,948	20,202,080
Gen-Probe Inc.(a)	260,434	18,009,011
Henry Schein Inc.(a)	270,615	19,373,328
Hill-Rom Holdings Inc.	134,000	6,169,360
Hologic Inc.(a)	483,157	9,745,277
IDEXX Laboratories Inc.(a)	311,491	24,159,242
Immucor Inc.(a)	229,258	4,681,448
Kinetic Concepts Inc.(a)	334,574	19,281,500
Masimo Corp.	194,555	5,774,392
ResMed Inc.(a)(b)	830,615	25,707,534
Steris Corp.	160,717	5,621,881
TECHNE Corp.	117,006	9,754,790
Thoratec Corp.(a)	310,849	10,202,064

		178,681,907
HEALTH CARE - SERVICES—2.83%
Covance Inc.(a)(b)	184,569	10,957,861
Health Management Associates Inc. Class A(a)	1,375,388	14,826,683
Lincare Holdings Inc.	514,525	15,060,147
MEDNAX Inc.(a)	260,882	18,833,072
Universal Health Services Inc. Class B	530,546	27,339,035
WellCare Health Plans Inc.(a)	117,979	6,065,300

		93,082,098
HOUSEHOLD PRODUCTS & WARES—2.34%
Church & Dwight Co. Inc.	388,309	15,742,047
Fossil Inc.(a)	271,500	31,960,980
Scotts Miracle-Gro Co. (The) Class A	124,222	6,373,831
Tupperware Brands Corp.	338,991	22,864,943

		76,941,801
INSURANCE—0.58%
Arthur J. Gallagher & Co.	258,140	7,367,316
Aspen Insurance Holdings Ltd.	169,415	4,359,048
Brown & Brown Inc.	292,947	7,517,020

		19,243,384
INTERNET—2.61%
Digital River Inc.(a)(b)	215,503	6,930,576
Equinix Inc.(a)	254,433	25,702,822
Rackspace Hosting Inc.(a)(b)	540,787	23,113,236
TIBCO Software Inc.(a)	878,374	25,490,414
ValueClick Inc.(a)(b)	277,374	4,604,408

		85,841,456
IRON & STEEL—0.16%
Carpenter Technology Corp.	88,397	5,098,739

		5,098,739

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2011

LEISURE TIME—1.20%
Life Time Fitness Inc.(a)(b)	229,672	9,166,210
Polaris Industries Inc.	186,691	20,754,438
WMS Industries Inc.(a)	311,101	9,557,023

		39,477,671
MACHINERY—4.00%
AGCO Corp.(a)	267,838	13,220,484
Bucyrus International Inc.	442,421	40,552,309
Gardner Denver Inc.	283,984	23,868,855
Graco Inc.	158,200	8,014,412
IDEX Corp.	252,174	11,562,178
Nordson Corp.	215,065	11,796,315
Wabtec Corp.	152,067	9,993,843
Zebra Technologies Corp. Class A(a)	296,850	12,518,165

		131,526,561
MANUFACTURING—1.54%
Acuity Brands Inc.	87,323	4,870,877
AptarGroup Inc.	193,573	10,131,611
Crane Co.	147,785	7,302,057
Donaldson Co. Inc.	223,937	13,588,497
Lancaster Colony Corp.	58,888	3,581,568
SPX Corp.	135,778	11,223,409

		50,698,019
MEDIA—0.73%
AMC Networks Inc. Class A(a)	310,867	13,522,715
John Wiley & Sons Inc. Class A	152,646	7,939,118
Meredith Corp.(b)	83,188	2,589,642

		24,051,475
METAL FABRICATE & HARDWARE—0.56%
Timken Co. (The)	216,349	10,903,990
Valmont Industries Inc.	77,903	7,509,070

		18,413,060
MINING—0.47%
Compass Minerals International Inc.	178,591	15,371,327

		15,371,327
OFFICE FURNISHINGS—0.09%
Herman Miller Inc.	111,982	3,048,150

		3,048,150
OIL & GAS—2.66%
Atwood Oceanics Inc.(a)	306,195	13,512,385
Bill Barrett Corp.(a)(b)	256,399	11,884,094
Cimarex Energy Co.	269,495	24,232,990
Forest Oil Corp.(a)	271,293	7,246,236
Northern Oil and Gas Inc.(a)(b)	295,399	6,543,088
Quicksilver Resources Inc.(a)	641,545	9,469,204
SM Energy Co.	200,485	14,731,638

		87,619,635

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2011

OIL & GAS SERVICES—3.49%
CARBO Ceramics Inc.	103,179	16,813,018
Dresser-Rand Group Inc.(a)	433,330	23,291,488
Dril-Quip Inc.(a)(b)	187,166	12,695,470
Oceaneering International Inc.	589,547	23,876,653
Oil States International Inc.(a)	278,242	22,234,318
Superior Energy Services Inc.(a)	432,726	16,071,444

		114,982,391
PACKAGING & CONTAINERS—0.39%
Packaging Corp. of America	272,547	7,628,591
Silgan Holdings Inc.	130,399	5,342,447

		12,971,038
PHARMACEUTICALS—3.45%
Catalyst Health Solutions Inc.(a)	270,344	15,090,602
Endo Pharmaceuticals Holdings Inc.(a)(b)	633,068	25,430,342
Medicis Pharmaceutical Corp. Class A	335,415	12,802,791
Perrigo Co.	453,276	39,829,362
United Therapeutics Corp.(a)	277,643	15,298,129
VCA Antech Inc.(a)	234,486	4,971,103

		113,422,329
REAL ESTATE—0.67%
Jones Lang LaSalle Inc.	233,181	21,988,968

		21,988,968
REAL ESTATE INVESTMENT TRUSTS—7.84%
Alexandria Real Estate Equities Inc.	137,591	10,652,295
BRE Properties Inc. Class A	199,493	9,950,711
Camden Property Trust	186,836	11,886,506
Corporate Office Properties Trust	386,312	12,018,166
Duke Realty Corp.	480,943	6,738,011
Essex Property Trust Inc.	90,298	12,216,416
Federal Realty Investment Trust	182,585	15,552,590
Highwoods Properties Inc.	158,069	5,236,826
Liberty Property Trust(b)	250,504	8,161,420
Macerich Co. (The)(b)	710,985	38,037,698
Mack-Cali Realty Corp.	155,839	5,133,337
Nationwide Health Properties Inc.	392,237	16,242,534
Omega Healthcare Investors Inc.	287,257	6,035,270
Realty Income Corp.	440,972	14,768,152
Regency Centers Corp.(b)	205,152	9,020,534
Senior Housing Properties Trust	371,313	8,692,437
SL Green Realty Corp.(b)	450,219	37,309,649
Taubman Centers Inc.	224,638	13,298,570
UDR Inc.	474,302	11,644,114
Weingarten Realty Investors	216,318	5,442,561

		258,037,797
RETAIL—8.79%
99 Cents Only Stores(a)	128,698	2,604,848
Advance Auto Parts Inc.	416,285	24,348,510
Aeropostale Inc.(a)	438,702	7,677,285
American Eagle Outfitters Inc.	455,243	5,804,348
ANN Inc.(a)	282,768	7,380,245

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2011

Ascena Retail Group Inc.(a)	373,973	12,733,781
Brinker International Inc.	226,160	5,531,874
Cheesecake Factory Inc. (The)(a)	316,672	9,934,001
Chico’s FAS Inc.	957,202	14,578,186
Copart Inc.(a)	324,585	15,125,661
Dick’s Sporting Goods Inc.(a)	495,920	19,068,124
Dollar Tree Inc.(a)	664,140	44,245,007
J. Crew Group Inc. Escrow(a)(c)	361,849	36
MSC Industrial Direct Co. Inc. Class A	139,885	9,275,774
Panera Bread Co. Class A(a)	165,208	20,760,037
PetSmart Inc.	615,923	27,944,426
Tractor Supply Co.	392,423	26,245,250
Under Armour Inc. Class A(a)(b)	193,820	14,984,224
Williams-Sonoma Inc.	570,268	20,809,079

		289,050,696
SEMICONDUCTORS—6.10%
Atmel Corp.(a)	2,484,903	34,962,585
Cree Inc.(a)(b)	594,684	19,975,436
Cypress Semiconductor Corp.(a)	912,796	19,296,507
Fairchild Semiconductor International Inc.(a)	395,474	6,608,371
International Rectifier Corp.(a)	174,454	4,879,478
Lam Research Corp.(a)	344,920	15,273,058
QLogic Corp.(a)(b)	569,285	9,063,017
Rovi Corp.(a)(b)	613,415	35,185,484
Semtech Corp.(a)(b)	354,541	9,693,151
Silicon Laboratories Inc.(a)(b)	241,935	9,982,238
Skyworks Solutions Inc.(a)	1,011,364	23,241,145
Varian Semiconductor Equipment Associates Inc.(a)	204,862	12,586,721

		200,747,191
SHIPBUILDING—0.17%
Huntington Ingalls Industries Inc.(a)	159,289	5,495,471

		5,495,471
SOFTWARE—6.50%
ACI Worldwide Inc.(a)	181,849	6,141,041
Acxiom Corp.(a)	193,869	2,541,622
Advent Software Inc.(a)	177,096	4,988,794
Allscripts Healthcare Solutions Inc.(a)	1,033,355	20,067,754
ANSYS Inc.(a)	498,685	27,263,109
Broadridge Financial Solutions Inc.	341,896	8,229,437
Concur Technologies Inc.(a)	254,855	12,760,590
Fair Isaac Corp.	78,048	2,357,049
Global Payments Inc.	434,924	22,181,124
Informatica Corp.(a)	574,541	33,570,431
ManTech International Corp. Class A(b)	63,300	2,811,786
MSCI Inc. Class A(a)	652,582	24,589,290
Parametric Technology Corp.(a)	329,042	7,544,933
Quest Software Inc.(a)	330,755	7,518,061
SEI Investments Co.	384,659	8,658,674
Solera Holdings Inc.	383,762	22,703,360

		213,927,055
TELECOMMUNICATIONS—2.75%
ADTRAN Inc.	351,338	13,600,294
Ciena Corp.(a)(b)	253,295	4,655,562
NeuStar Inc. Class A(a)	356,694	9,345,383
Plantronics Inc.	167,243	6,109,387

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

June 30, 2011

Polycom Inc.(a)	479,270	30,817,061
RF Micro Devices Inc.(a)	1,504,420	9,207,050
tw telecom inc.(a)	818,506	16,803,928

		90,538,665
TRANSPORTATION—1.37%
J.B. Hunt Transport Services Inc.	249,280	11,738,595
Kansas City Southern Industries Inc.(a)	268,274	15,916,697
Kirby Corp.(a)(b)	163,323	9,255,514
Landstar System Inc.	93,529	4,347,228
UTi Worldwide Inc.	195,977	3,858,787

		45,116,821
WATER—0.26%
Aqua America Inc.	383,050	8,419,439

		8,419,439

TOTAL COMMON STOCKS
(Cost: $2,768,351,508)		3,288,423,557

SHORT-TERM INVESTMENTS—11.35%

MONEY MARKET FUNDS—11.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(d)(e)(f)	342,494,193	342,494,193
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(d)(e)(f)	28,779,911	28,779,911
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(d)(e)	2,113,485	2,113,485

		373,387,589

TOTAL SHORT-TERM INVESTMENTS
(Cost: $373,387,589)		373,387,589

TOTAL INVESTMENTS IN SECURITIES—111.30%
(Cost: $3,141,739,097)		3,661,811,146
Other Assets, Less Liabilities—(11.30)%		(371,792,897)

NET ASSETS—100.00%		$3,290,018,249

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.91%

AEROSPACE & DEFENSE—0.40%
Alliant Techsystems Inc.	129,940	$9,268,620

		9,268,620
AGRICULTURE—0.15%
Universal Corp.	89,766	3,381,485

		3,381,485
AIRLINES—0.38%
Alaska Air Group Inc.(a)(b)	56,977	3,900,645
JetBlue Airways Corp.(a)(b)	788,066	4,807,203

		8,707,848
APPAREL—0.44%
Hanesbrands Inc.(a)(b)	239,328	6,832,814
Timberland Co. Class A(a)(b)	76,234	3,275,775

		10,108,589
AUTO MANUFACTURERS—0.20%
Oshkosh Corp.(a)	158,961	4,600,331

		4,600,331
AUTO PARTS & EQUIPMENT—0.61%
BorgWarner Inc.(a)	173,800	14,041,302

		14,041,302
BANKS—6.52%
Associated Banc-Corp	671,185	9,329,471
BancorpSouth Inc.(b)	284,705	3,533,189
Bank of Hawaii Corp.	120,171	5,590,355
Cathay General Bancorp	304,855	4,996,573
City National Corp.	183,274	9,942,614
Commerce Bancshares Inc.	300,169	12,907,267
Cullen/Frost Bankers Inc.	237,130	13,480,840
East West Bancorp Inc.	575,803	11,636,979
FirstMerit Corp.	423,251	6,987,874
Fulton Financial Corp.	771,794	8,265,914
Hancock Holding Co.	222,824	6,903,088
International Bancshares Corp.(b)	204,643	3,423,677
Prosperity Bancshares Inc.	181,613	7,958,282
SVB Financial Group(a)(b)	108,018	6,449,755
Synovus Financial Corp.	3,001,945	6,244,046
TCF Financial Corp.	615,927	8,499,793
Trustmark Corp.	220,779	5,168,436
Valley National Bancorp	657,809	8,952,780
Webster Financial Corp.	284,976	5,990,196
Westamerica Bancorporation	63,766	3,140,476

		149,401,605

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2011

BIOTECHNOLOGY—1.32%
Bio-Rad Laboratories Inc. Class A(a)	31,940	3,812,358
Charles River Laboratories International Inc.(a)	110,181	4,478,858
Vertex Pharmaceuticals Inc.(a)(b)	422,509	21,966,243

		30,257,459
BUILDING MATERIALS—0.60%
Lennox International Inc.	104,231	4,489,229
Martin Marietta Materials Inc.(b)	116,524	9,318,424

		13,807,653
CHEMICALS—3.68%
Ashland Inc.	306,272	19,791,297
Cabot Corp.	253,918	10,123,711
Cytec Industries Inc.	190,528	10,896,296
Minerals Technologies Inc.	70,840	4,695,983
Olin Corp.	308,737	6,995,980
RPM International Inc.	504,992	11,624,916
Sensient Technologies Corp.	193,943	7,189,467
Valspar Corp. (The)	362,628	13,076,366

		84,394,016
COAL—0.69%
Arch Coal Inc.	443,966	11,836,133
Patriot Coal Corp.(a)(b)	176,961	3,939,152

		15,775,285
COMMERCIAL SERVICES—3.94%
Aaron’s Inc.	278,933	7,882,647
Career Education Corp.(a)(b)	243,676	5,153,747
Convergys Corp.(a)(b)	470,181	6,413,269
CoreLogic Inc.(a)	422,901	7,066,676
Corporate Executive Board Co. (The)	56,098	2,448,678
Corrections Corp. of America(a)	178,976	3,874,830
Deluxe Corp.	121,399	2,999,769
FTI Consulting Inc.(a)(b)	76,565	2,904,876
Korn/Ferry International(a)(b)	182,206	4,006,710
Manpower Inc.	318,136	17,067,997
Pharmaceutical Product Development Inc.	267,617	7,182,840
Rent-A-Center Inc.	246,472	7,532,184
Service Corp. International	444,367	5,190,207
Towers Watson & Co. Class A	104,903	6,893,176
United Rentals Inc.(a)(b)	142,970	3,631,438

		90,249,044
COMPUTERS—1.95%
Cadence Design Systems Inc.(a)	562,832	5,943,506
Diebold Inc.	252,915	7,842,894
DST Systems Inc.	69,414	3,665,059
Mentor Graphics Corp.(a)(b)	280,075	3,587,761
NCR Corp.(a)	614,061	11,599,613
SRA International Inc. Class A(a)(b)	167,173	5,168,989
Synopsys Inc.(a)	267,099	6,867,115

		44,674,937

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2011

DISTRIBUTION & WHOLESALE—1.46%
Ingram Micro Inc. Class A(a)	623,482	11,309,964
Owens & Minor Inc.	246,896	8,515,443
Tech Data Corp.(a)(b)	179,742	8,787,586
Watsco Inc.	70,408	4,787,040

		33,400,033
DIVERSIFIED FINANCIAL SERVICES—1.60%
Affiliated Managers Group Inc.(a)	86,689	8,794,599
Eaton Vance Corp.	179,259	5,419,000
Greenhill & Co. Inc.(b)	50,784	2,733,195
Jefferies Group Inc.	353,376	7,208,870
Raymond James Financial Inc.	391,794	12,596,177

		36,751,841
ELECTRIC—6.45%
Alliant Energy Corp.	429,394	17,459,160
Black Hills Corp.	76,599	2,304,864
Cleco Corp.	236,192	8,231,291
DPL Inc.	235,581	7,105,123
Great Plains Energy Inc.	526,387	10,912,003
Hawaiian Electric Industries Inc.	369,047	8,879,271
IDACORP Inc.	191,991	7,583,644
MDU Resources Group Inc.	730,746	16,441,785
NSTAR	400,911	18,433,888
NV Energy Inc.	913,006	14,014,642
OGE Energy Corp.	378,928	19,067,657
PNM Resources Inc.	335,939	5,623,619
Westar Energy Inc.	440,168	11,844,921

		147,901,868
ELECTRICAL COMPONENTS & EQUIPMENT—1.25%
AMETEK Inc.	230,409	10,345,364
Energizer Holdings Inc.(a)	153,789	11,128,172
Hubbell Inc. Class B	109,724	7,126,574

		28,600,110
ELECTRONICS—2.60%
Arrow Electronics Inc.(a)	449,202	18,641,883
Avnet Inc.(a)	591,288	18,850,261
Itron Inc.(a)	47,498	2,287,504
National Instruments Corp.	162,653	4,829,168
Thomas & Betts Corp.(a)	75,249	4,052,159
Trimble Navigation Ltd.(a)	175,796	6,968,553
Vishay Intertechnology Inc.(a)	269,169	4,048,302

		59,677,830
ENGINEERING & CONSTRUCTION—2.62%
AECOM Technology Corp.(a)(b)	461,471	12,616,617
Granite Construction Inc.	131,760	3,232,073
KBR Inc.	586,493	22,104,921
Shaw Group Inc. (The)(a)	279,649	8,448,196
URS Corp.(a)	304,409	13,619,259

		60,021,066

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2011

ENTERTAINMENT—0.25%
International Speedway Corp. Class A	113,040	3,211,466
Scientific Games Corp. Class A(a)	247,843	2,562,697

		5,774,163
ENVIRONMENTAL CONTROL—0.68%
Clean Harbors Inc.(a)(b)	50,886	5,253,979
Mine Safety Appliances Co.	120,532	4,500,665
Waste Connections Inc.	180,483	5,726,726

		15,481,370
FOOD—2.32%
Corn Products International Inc.	133,004	7,352,461
Flowers Foods Inc.	206,208	4,544,824
Ralcorp Holdings Inc.(a)	213,036	18,444,657
Ruddick Corp.	165,611	7,210,703
Smithfield Foods Inc.(a)	642,796	14,057,949
Tootsie Roll Industries Inc.(b)	55,703	1,629,870

		53,240,464
FOREST PRODUCTS & PAPER—1.90%
Domtar Corp.	47,737	4,521,648
Louisiana-Pacific Corp.(a)(b)	512,591	4,172,491
Potlatch Corp.(b)	104,357	3,680,671
Rayonier Inc.(b)	163,363	10,675,772
Rock-Tenn Co. Class A	121,252	8,043,858
Temple-Inland Inc.	419,332	12,470,934

		43,565,374
GAS—4.39%
AGL Resources Inc.	302,976	12,334,153
Atmos Energy Corp.	349,734	11,628,655
Energen Corp.	278,982	15,762,483
National Fuel Gas Co.	153,681	11,187,977
Southern Union Co.	482,644	19,378,157
UGI Corp.	432,225	13,783,655
Vectren Corp.	316,491	8,817,439
WGL Holdings Inc.	198,438	7,637,879

		100,530,398
HAND & MACHINE TOOLS—0.98%
Kennametal Inc.	212,272	8,960,001
Lincoln Electric Holdings Inc.	212,399	7,614,504
Regal Beloit Corp.	88,349	5,899,063

		22,473,568
HEALTH CARE - PRODUCTS—2.01%
Henry Schein Inc.(a)	164,299	11,762,165
Hill-Rom Holdings Inc.	149,290	6,873,311
Hologic Inc.(a)	668,211	13,477,816
Immucor Inc.(a)(b)	109,678	2,239,625
Masimo Corp.	92,850	2,755,788
Steris Corp.	114,862	4,017,873
TECHNE Corp.	60,453	5,039,967

		46,166,545

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2011

HEALTH CARE - SERVICES—1.88%
Community Health Systems Inc.(a)	363,859	9,343,899
Covance Inc.(a)	103,431	6,140,699
Health Net Inc.(a)	350,371	11,243,405
Kindred Healthcare Inc.(a)	200,561	4,306,045
LifePoint Hospitals Inc.(a)	203,327	7,946,019
WellCare Health Plans Inc.(a)(b)	80,817	4,154,802

		43,134,869
HOME BUILDERS—1.84%
KB Home	279,315	2,731,701
M.D.C. Holdings Inc.	146,821	3,617,669
NVR Inc.(a)	22,771	16,519,905
Ryland Group Inc.	172,351	2,848,962
Thor Industries Inc.	164,555	4,745,766
Toll Brothers Inc.(a)(b)	566,917	11,757,859

		42,221,862
HOUSEHOLD PRODUCTS & WARES—0.84%
American Greetings Corp. Class A(b)	156,707	3,767,237
Church & Dwight Co. Inc.	276,756	11,219,688
Scotts Miracle-Gro Co. (The) Class A	85,181	4,370,637

		19,357,562
INSURANCE—7.28%
American Financial Group Inc.	292,419	10,436,434
Arthur J. Gallagher & Co.	243,949	6,962,304
Aspen Insurance Holdings Ltd.	153,779	3,956,734
Brown & Brown Inc.	245,266	6,293,526
Everest Re Group Ltd.	210,122	17,177,474
Fidelity National Financial Inc. Class A	864,299	13,604,066
First American Financial Corp.	407,531	6,377,860
Hanover Insurance Group Inc. (The)	176,063	6,639,336
HCC Insurance Holdings Inc.	440,062	13,861,953
Mercury General Corp.	138,111	5,454,003
Old Republic International Corp.	987,466	11,602,726
Protective Life Corp.	332,003	7,679,229
Reinsurance Group of America Inc.	286,056	17,409,368
StanCorp Financial Group Inc.	175,239	7,393,333
Transatlantic Holdings Inc.	241,883	11,854,686
Unitrin Inc.	189,786	5,630,951
W.R. Berkley Corp.	449,586	14,584,570

		166,918,553
INTERNET—0.44%
AOL Inc.(a)(b)	414,171	8,225,436
ValueClick Inc.(a)(b)	107,532	1,785,031

		10,010,467
INVESTMENT COMPANIES—0.34%
Apollo Investment Corp.	758,930	7,748,675

		7,748,675
IRON & STEEL—1.50%
Carpenter Technology Corp.	107,471	6,198,927

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2011

Reliance Steel & Aluminum Co.	289,631	14,380,179
Steel Dynamics Inc.	845,504	13,739,440

		34,318,546
MACHINERY—1.95%
AGCO Corp.(a)	176,254	8,699,897
Graco Inc.	122,214	6,191,361
IDEX Corp.	141,310	6,479,064
Nordson Corp.	111,084	6,092,957
Terex Corp.(a)	424,344	12,072,587
Wabtec Corp.	78,609	5,166,184

		44,702,050
MANUFACTURING—4.61%
Acuity Brands Inc.	105,736	5,897,954
AptarGroup Inc.	122,419	6,407,410
Brink’s Co. (The)	180,612	5,387,656
Carlisle Companies Inc.	236,995	11,667,264
Crane Co.	73,285	3,621,012
Donaldson Co. Inc.	136,004	8,252,723
Eastman Kodak Co.(a)(b)	1,042,820	3,733,295
Harsco Corp.	312,385	10,183,751
Lancaster Colony Corp.(b)	31,571	1,920,148
Matthews International Corp. Class A	114,446	4,595,007
Pentair Inc.	380,963	15,375,667
SPX Corp.	100,746	8,327,664
Teleflex Inc.	155,981	9,524,200
Trinity Industries Inc.	309,368	10,790,756

		105,684,507
MEDIA—0.56%
John Wiley & Sons Inc. Class A	72,499	3,770,673
Meredith Corp.(b)	82,501	2,568,256
New York Times Co. (The) Class A(a)(b)	462,068	4,029,233
Scholastic Corp.	92,559	2,462,070

		12,830,232
METAL FABRICATE & HARDWARE—0.97%
Commercial Metals Co.	447,301	6,418,769
Timken Co. (The)	160,536	8,091,014
Valmont Industries Inc.	27,432	2,644,171
Worthington Industries Inc.	216,000	4,989,600

		22,143,554
OFFICE FURNISHINGS—0.36%
Herman Miller Inc.	142,246	3,871,936
HNI Corp.(b)	173,480	4,357,818

		8,229,754
OIL & GAS—4.74%
Cimarex Energy Co.	139,090	12,506,973
Comstock Resources Inc.(a)(b)	184,615	5,315,066
Forest Oil Corp.(a)	246,530	6,584,816
Frontier Oil Corp.	412,165	13,317,051
HollyFrontier Corp.	204,371	14,183,347
Patterson-UTI Energy Inc.	598,038	18,903,981
Plains Exploration & Production Co.(a)	545,672	20,801,017

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2011

SM Energy Co.	103,523	7,606,870
Unit Corp.(a)	154,828	9,433,670

		108,652,791
OIL & GAS SERVICES—0.98%
Exterran Holdings Inc.(a)(b)	247,822	4,914,310
Helix Energy Solutions Group Inc.(a)(b)	410,741	6,801,871
Tidewater Inc.	200,867	10,808,654

		22,524,835
PACKAGING & CONTAINERS—1.35%
Greif Inc. Class A	120,741	7,851,787
Packaging Corp. of America	194,404	5,441,368
Silgan Holdings Inc.	97,064	3,976,712
Sonoco Products Co.	385,926	13,715,810

		30,985,677
PHARMACEUTICALS—0.78%
Omnicare Inc.	448,825	14,313,029
VCA Antech Inc.(a)	167,687	3,554,965

		17,867,994
PIPELINES—0.53%
Questar Corp.	687,125	12,168,984

		12,168,984
REAL ESTATE INVESTMENT TRUSTS—6.57%
Alexandria Real Estate Equities Inc.	141,098	10,923,807
BRE Properties Inc. Class A(b)	142,243	7,095,081
Camden Property Trust(b)	138,622	8,819,132
Cousins Properties Inc.	401,442	3,428,315
Duke Realty Corp.	635,975	8,910,010
Equity One Inc.	240,109	4,475,632
Essex Property Trust Inc.	61,849	8,367,551
Federal Realty Investment Trust	110,873	9,444,162
Highwoods Properties Inc.(b)	162,997	5,400,091
Hospitality Properties Trust	477,938	11,589,996
Liberty Property Trust(b)	267,805	8,725,087
Mack-Cali Realty Corp.	225,678	7,433,833
Nationwide Health Properties Inc.	210,952	8,735,522
Omega Healthcare Investors Inc.	189,210	3,975,302
Realty Income Corp.	176,946	5,925,921
Regency Centers Corp.	201,935	8,879,082
Senior Housing Properties Trust	323,558	7,574,493
Taubman Centers Inc.	56,388	3,338,170
UDR Inc.	396,853	9,742,741
Weingarten Realty Investors(b)	313,371	7,884,414

		150,668,342
RETAIL—3.42%
99 Cents Only Stores(a)(b)	91,870	1,859,449
American Eagle Outfitters Inc.	430,545	5,489,449
Barnes & Noble Inc.(b)	152,832	2,533,954
BJ’s Wholesale Club Inc.(a)	211,714	10,659,800
Bob Evans Farms Inc.	117,547	4,110,619
Brinker International Inc.	167,734	4,102,774
Collective Brands Inc.(a)(b)	238,641	3,505,636

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2011

Foot Locker Inc.	595,521	14,149,579
MSC Industrial Direct Co. Inc. Class A	75,286	4,992,215
Office Depot Inc.(a)(b)	1,099,269	4,638,915
RadioShack Corp.	409,997	5,457,060
Regis Corp.	224,212	3,434,928
Saks Inc.(a)(b)	633,462	7,075,770
Wendy’s/Arby’s Group Inc. Class A	1,250,237	6,338,701

		78,348,849
SAVINGS & LOANS—2.27%
Astoria Financial Corp.	320,881	4,104,068
First Niagara Financial Group Inc.	1,173,638	15,492,022
New York Community Bancorp Inc.	1,692,368	25,368,596
Washington Federal Inc.	430,333	7,070,371

		52,035,057
SEMICONDUCTORS—1.65%
Fairchild Semiconductor International Inc.(a)	213,445	3,566,666
Integrated Device Technology Inc.(a)(b)	574,626	4,516,560
International Rectifier Corp.(a)	146,122	4,087,032
Intersil Corp. Class A	486,803	6,255,419
Lam Research Corp.(a)	236,210	10,459,379
Varian Semiconductor Equipment Associates Inc.(a)	146,037	8,972,513

		37,857,569
SHIPBUILDING—0.11%
Huntington Ingalls Industries Inc.(a)	75,789	2,614,721

		2,614,721
SOFTWARE—1.07%
Acxiom Corp.(a)	175,963	2,306,875
Broadridge Financial Solutions Inc.	234,293	5,639,432
Fair Isaac Corp.	98,711	2,981,072
ManTech International Corp. Class A(b)	43,406	1,928,095
Parametric Technology Corp.(a)(b)	225,105	5,161,658
SEI Investments Co.	285,498	6,426,560

		24,443,692
TELECOMMUNICATIONS—0.74%
Ciena Corp.(a)(b)	188,679	3,467,920
Plantronics Inc.	67,619	2,470,122
Telephone and Data Systems Inc.	353,024	10,971,986

		16,910,028
TEXTILES—0.57%
Mohawk Industries Inc.(a)(b)	218,197	13,089,638

		13,089,638
TRANSPORTATION—2.63%
Alexander & Baldwin Inc.	161,110	7,759,058
Con-way Inc.	214,664	8,331,110
J.B. Hunt Transport Services Inc.	157,621	7,422,373
Kansas City Southern Industries Inc.(a)	233,651	13,862,514
Kirby Corp.(a)(b)	91,551	5,188,195
Landstar System Inc.	118,782	5,520,987
Overseas Shipholding Group Inc.(b)	103,777	2,795,752

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

June 30, 2011

UTi Worldwide Inc.	258,667	5,093,153
Werner Enterprises Inc.	172,176	4,313,009

		60,286,151
TRUCKING & LEASING—0.29%
GATX Corp.	179,749	6,672,283

		6,672,283
WATER—0.25%
Aqua America Inc.	262,487	5,769,464

		5,769,464

TOTAL COMMON STOCKS
(Cost: $2,084,299,382)		2,290,449,510

SHORT-TERM INVESTMENTS—7.91%

MONEY MARKET FUNDS—7.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	165,400,204	165,400,204
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	13,898,639	13,898,639
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	1,949,122	1,949,122

		181,247,965

TOTAL SHORT-TERM INVESTMENTS
(Cost: $181,247,965)		181,247,965

TOTAL INVESTMENTS IN SECURITIES—107.82%
(Cost: $2,265,547,347)		2,471,697,475
Other Assets, Less Liabilities—(7.82)%		(179,302,434)

NET ASSETS—100.00%		$2,292,395,041

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—100.05%

ADVERTISING—0.06%
Harte-Hanks Inc.	557,383	$4,525,950

		4,525,950
AEROSPACE & DEFENSE—2.29%
AAR Corp.	570,661	15,459,206
AeroVironment Inc.(a)(b)	216,459	7,651,826
Curtiss-Wright Corp.	666,316	21,568,649
Esterline Technologies Corp.(a)(b)	437,905	33,455,942
GenCorp Inc.(a)(b)	842,931	5,411,617
Kaman Corp.	375,869	13,332,073
Moog Inc. Class A(a)(b)	657,783	28,626,716
Orbital Sciences Corp.(a)(b)	838,222	14,124,041
Teledyne Technologies Inc.(a)	526,249	26,501,900

		166,131,970
AGRICULTURE—0.21%
Alliance One International Inc.(a)(b)	1,254,780	4,052,940
Andersons Inc. (The)	272,897	11,529,898

		15,582,838
AIRLINES—0.31%
Allegiant Travel Co.(a)(b)	215,931	10,688,585
SkyWest Inc.	760,441	11,452,241

		22,140,826
APPAREL—2.64%
Carter’s Inc.(a)(b)	828,122	25,473,033
Crocs Inc.(a)	1,268,998	32,676,699
Iconix Brand Group Inc.(a)	1,045,617	25,303,931
K-Swiss Inc. Class A(a)(b)	390,612	4,152,206
Liz Claiborne Inc.(a)(b)	1,357,749	7,263,957
Maidenform Brands Inc.(a)(b)	335,794	9,288,062
Oxford Industries Inc.	198,717	6,708,686
Perry Ellis International Inc.(a)	178,621	4,510,180
Quiksilver Inc.(a)(b)	1,865,681	8,768,701
SKECHERS U.S.A. Inc. Class A(a)(b)	507,796	7,352,886
Steven Madden Ltd.(a)(b)	503,155	18,873,344
True Religion Apparel Inc.(a)	370,206	10,765,590
Wolverine World Wide Inc.	711,556	29,707,463

		190,844,738
AUTO PARTS & EQUIPMENT—0.20%
Spartan Motors Inc.	475,779	2,569,207
Standard Motor Products Inc.	282,278	4,299,094
Superior Industries International Inc.	335,447	7,416,733

		14,285,034
BANKS—5.52%
Bank Mutual Corp.	649,796	2,384,751
Bank of the Ozarks Inc.(b)	189,386	9,859,435

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

Boston Private Financial Holdings Inc.	1,103,023	7,257,891
City Holding Co.	219,493	7,249,854
Columbia Banking System Inc.	565,522	9,738,289
Community Bank System Inc.	526,954	13,063,190
F.N.B. Corp.	1,820,100	18,838,035
First BanCorp (Puerto Rico)(a)(b)	304,919	1,314,201
First Commonwealth Financial Corp.	1,357,666	7,793,003
First Financial Bancorp	834,839	13,933,463
First Financial Bankshares Inc.(b)	450,463	15,518,450
First Midwest Bancorp Inc.	1,067,667	13,121,627
Glacier Bancorp Inc.	1,030,230	13,887,500
Hanmi Financial Corp.(a)(b)	2,191,900	2,345,333
Home Bancshares Inc.	314,846	7,442,959
Independent Bank Corp. (Massachusetts)	307,188	8,063,685
Nara Bancorp Inc.(a)	548,828	4,461,972
National Penn Bancshares Inc.	1,763,060	13,981,066
NBT Bancorp Inc.	493,157	10,913,564
Old National Bancorp	1,357,168	14,657,414
PacWest Bancorp	475,729	9,785,746
Pinnacle Financial Partners Inc.(a)(b)	491,605	7,649,374
PrivateBancorp Inc.	844,535	11,654,583
S&T Bancorp Inc.	359,927	6,691,043
Signature Bank(a)	592,744	33,904,957
Simmons First National Corp. Class A	245,262	6,293,423
Sterling Bancorp	443,171	4,205,693
Sterling Bancshares Inc.	1,467,085	11,971,414
Susquehanna Bancshares Inc.	1,862,274	14,898,192
Texas Capital Bancshares Inc.(a)(b)	533,788	13,787,744
Tompkins Financial Corp.	118,050	4,632,282
TrustCo Bank Corp. NY	1,303,142	6,385,396
UMB Financial Corp.	429,713	17,996,381
Umpqua Holdings Corp.	1,643,120	19,010,898
United Bankshares Inc.(b)	546,997	13,390,487
United Community Banks Inc.(a)(b)	271,699	2,869,141
Wilshire Bancorp Inc.(a)	817,266	2,402,762
Wintrust Financial Corp.	500,928	16,119,863

		399,475,061
BEVERAGES—0.31%
Boston Beer Co. Inc. (The) Class A(a)(b)	130,474	11,690,470
Peet’s Coffee & Tea Inc.(a)(b)	184,311	10,634,745

		22,325,215
BIOTECHNOLOGY—1.39%
Affymetrix Inc.(a)(b)	1,015,211	8,050,623
ArQule Inc.(a)	633,652	3,960,325
Cambrex Corp.(a)	424,442	1,960,922
CryoLife Inc.(a)(b)	397,462	2,225,787
Enzo Biochem Inc.(a)(b)	483,042	2,052,928
Integra LifeSciences Holdings Corp.(a)	294,597	14,084,683
Regeneron Pharmaceuticals Inc.(a)(b)	1,068,169	60,575,864
Savient Pharmaceuticals Inc.(a)(b)	1,023,104	7,663,049

		100,574,181
BUILDING MATERIALS—1.29%
AAON Inc.(b)	255,335	5,576,516
Apogee Enterprises Inc.	404,907	5,186,859
Comfort Systems USA Inc.	543,911	5,770,896
Drew Industries Inc.	275,186	6,802,598
Eagle Materials Inc.	637,712	17,773,033

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

NCI Building Systems Inc.(a)	244,284	2,782,395
Quanex Building Products Corp.	533,862	8,749,998
Simpson Manufacturing Co. Inc.	574,457	17,159,030
Texas Industries Inc.(b)	400,290	16,664,073
Universal Forest Products Inc.	279,800	6,704,008

		93,169,406
CHEMICALS—2.02%
A. Schulman Inc.	443,664	11,175,896
American Vanguard Corp.	308,120	3,996,316
Arch Chemicals Inc.	362,998	12,501,651
Balchem Corp.	413,858	18,118,703
H.B. Fuller Co.	709,245	17,319,763
Hawkins Inc.(b)	122,693	4,443,941
Kraton Performance Polymers Inc.(a)	456,791	17,892,504
OM Group Inc.(a)(b)	444,253	18,054,442
PolyOne Corp.	1,339,254	20,718,259
Quaker Chemical Corp.	181,771	7,817,971
Stepan Co.	112,526	7,978,093
Zep Inc.	313,685	5,928,647

		145,946,186
COMMERCIAL SERVICES—7.08%
ABM Industries Inc.	684,807	15,983,395
American Public Education Inc.(a)(b)	257,096	11,443,343
AMN Healthcare Services Inc.(a)	564,897	4,699,943
Arbitron Inc.	389,233	16,087,000
Capella Education Co.(a)(b)	226,104	9,462,452
Cardtronics Inc.(a)	439,232	10,299,990
CDI Corp.	185,076	2,459,660
Chemed Corp.	304,692	19,963,420
Coinstar Inc.(a)(b)	449,804	24,532,310
Consolidated Graphics Inc.(a)(b)	139,992	7,692,560
Corinthian Colleges Inc.(a)(b)	1,216,473	5,182,175
CorVel Corp.(a)	93,482	4,384,306
Cross Country Healthcare Inc.(a)(b)	443,775	3,372,690
Exponent Inc.(a)(b)	200,847	8,738,853
Forrester Research Inc.	209,956	6,920,150
GEO Group Inc. (The)(a)	929,229	21,400,144
Healthcare Services Group Inc.	952,139	15,472,259
HealthSpring Inc.(a)	971,204	44,782,217
Heartland Payment Systems Inc.	552,504	11,381,582
Heidrick & Struggles International Inc.	252,519	5,717,030
Hillenbrand Inc.	898,642	21,252,883
HMS Holdings Corp.(a)(b)	405,113	31,141,036
Insperity Inc.	324,598	9,611,347
Kelly Services Inc. Class A(a)(b)	405,732	6,694,578
Kendle International Inc.(a)	216,019	3,257,567
Landauer Inc.	135,503	8,345,630
Lincoln Educational Services Corp.	323,527	5,548,488
Live Nation Entertainment Inc.(a)	2,243,801	25,736,398
MAXIMUS Inc.	248,582	20,565,189
Medifast Inc.(a)(b)	194,020	4,604,095
Midas Inc.(a)	206,354	1,304,157
Monro Muffler Brake Inc.	437,092	16,299,161
Navigant Consulting Inc.(a)	740,861	7,771,632
On Assignment Inc.(a)(b)	526,092	5,171,484
PAREXEL International Corp.(a)(b)	845,164	19,912,064
Pre-Paid Legal Services Inc.(a)	140,363	9,332,736
SFN Group Inc.(a)(b)	730,526	6,640,481
TeleTech Holdings Inc.(a)(b)	400,114	8,434,403

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

TrueBlue Inc.(a)(b)	637,428	9,229,958
Universal Technical Institute Inc.	301,064	5,952,035
Viad Corp.	292,490	6,519,602
Wright Express Corp.(a)(b)	554,119	28,852,976

		512,153,379
COMPUTERS—2.41%
Agilysys Inc.(a)	279,668	2,332,431
CACI International Inc. Class A(a)(b)	431,444	27,215,487
CIBER Inc.(a)	1,021,775	5,670,851
iGATE Corp.(b)	422,306	6,892,034
Insight Enterprises Inc.(a)(b)	669,507	11,856,969
Integral Systems Inc.(a)	256,840	3,125,743
LivePerson Inc.(a)(b)	665,757	9,413,804
Manhattan Associates Inc.(a)(b)	312,699	10,769,354
Mercury Computer Systems Inc.(a)(b)	433,507	8,097,911
MTS Systems Corp.	221,651	9,271,661
NCI Inc. Class A(a)(b)	113,883	2,587,422
NetScout Systems Inc.(a)(b)	506,079	10,571,990
Radiant Systems Inc.(a)(b)	490,935	10,260,541
RadiSys Corp.(a)	345,396	2,517,937
Sigma Designs Inc.(a)	398,290	3,042,936
Stratasys Inc.(a)(b)	303,034	10,212,246
Super Micro Computer Inc.(a)(b)	374,601	6,027,330
Sykes Enterprises Inc.(a)(b)	583,881	12,570,958
Synaptics Inc.(a)(b)	489,250	12,593,295
Tyler Technologies Inc.(a)(b)	358,746	9,607,218

		174,638,118
COSMETICS & PERSONAL CARE—0.07%
Inter Parfums Inc.	219,749	5,060,819

		5,060,819
DISTRIBUTION & WHOLESALE—1.12%
Brightpoint Inc.(a)(b)	981,878	7,963,031
MWI Veterinary Supply Inc.(a)	179,999	14,538,519
Pool Corp.	690,835	20,593,792
ScanSource Inc.(a)(b)	386,811	14,497,676
United Stationers Inc.	659,703	23,373,277

		80,966,295
DIVERSIFIED FINANCIAL SERVICES—1.54%
Calamos Asset Management Inc. Class A	287,820	4,179,147
Interactive Brokers Group Inc. Class A	606,858	9,497,328
Investment Technology Group Inc.(a)(b)	593,881	8,326,212
National Financial Partners Corp.(a)(b)	629,369	7,262,918
optionsXpress Holdings Inc.	611,224	10,195,216
Piper Jaffray Companies Inc.(a)	224,316	6,462,544
Portfolio Recovery Associates Inc.(a)(b)	245,185	20,789,236
Stifel Financial Corp.(a)	770,198	27,619,300
SWS Group Inc.	423,894	2,539,125
World Acceptance Corp.(a)(b)	221,072	14,495,691

		111,366,717
ELECTRIC—1.91%
ALLETE Inc.	448,088	18,389,532
Avista Corp.	826,065	21,221,610
Central Vermont Public Service Corp.	192,592	6,962,201

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

CH Energy Group Inc.	223,348	11,895,514
El Paso Electric Co.	603,888	19,505,582
NorthWestern Corp.	519,591	17,203,658
UIL Holdings Corp.	724,363	23,433,143
UniSource Energy Corp.	526,338	19,648,198

		138,259,438
ELECTRICAL COMPONENTS & EQUIPMENT—1.05%
Advanced Energy Industries Inc.(a)(b)	556,025	8,223,610
Belden Inc.	679,328	23,681,374
Encore Wire Corp.	273,852	6,632,695
Greatbatch Inc.(a)	334,086	8,960,187
Littelfuse Inc.	325,251	19,098,739
Powell Industries Inc.(a)(b)	127,771	4,663,641
Vicor Corp.	283,159	4,578,681

		75,838,927
ELECTRONICS—3.94%
American Science and Engineering Inc.	130,433	10,434,640
Analogic Corp.	180,471	9,490,970
Badger Meter Inc.	216,226	7,998,200
Bel Fuse Inc. Class B	166,921	3,620,516
Benchmark Electronics Inc.(a)(b)	869,522	14,347,113
Brady Corp. Class A	758,076	24,303,916
Checkpoint Systems Inc.(a)(b)	575,970	10,298,344
CTS Corp.	492,016	4,757,795
Cubic Corp.	226,716	11,560,249
Cymer Inc.(a)(b)	437,254	21,648,445
Daktronics Inc.	507,802	5,479,184
Electro Scientific Industries Inc.(a)	344,673	6,652,189
FARO Technologies Inc.(a)(b)	234,208	10,258,310
FEI Co.(a)(b)	554,782	21,187,125
II-VI Inc.(a)(b)	736,901	18,864,666
LoJack Corp.(a)	260,356	1,135,152
Methode Electronics Inc.	528,768	6,138,996
OSI Systems Inc.(a)(b)	273,395	11,755,985
OYO Geospace Corp.(a)	63,126	6,312,600
Park Electrochemical Corp.	296,942	8,299,529
Plexus Corp.(a)(b)	539,497	18,779,891
Pulse Electronics Corp.	587,878	2,598,421
Rofin-Sinar Technologies Inc.(a)(b)	407,497	13,916,022
Rogers Corp.(a)(b)	228,273	10,546,213
TTM Technologies Inc.(a)	624,526	10,004,906
Watts Water Technologies Inc. Class A	421,107	14,911,399

		285,300,776
ENERGY - ALTERNATE SOURCES—0.04%
Headwaters Inc.(a)	882,472	2,762,137

		2,762,137
ENGINEERING & CONSTRUCTION—0.71%
Dycom Industries Inc.(a)	489,484	7,998,168
EMCOR Group Inc.(a)(b)	957,829	28,073,968
Insituform Technologies Inc. Class A(a)(b)	566,171	11,872,606
Orion Marine Group Inc.(a)	388,722	3,657,874

		51,602,616

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

ENTERTAINMENT—0.28%
Pinnacle Entertainment Inc.(a)	886,850	13,214,065
Shuffle Master Inc.(a)	777,780	7,276,132

		20,490,197
ENVIRONMENTAL CONTROL—0.88%
Calgon Carbon Corp.(a)	810,989	13,786,813
Darling International Inc.(a)(b)	1,677,283	29,687,909
Tetra Tech Inc.(a)(b)	893,598	20,105,955

		63,580,677
FOOD—2.49%
B&G Foods Inc. Class A	686,271	14,150,908
Cal-Maine Foods Inc.(b)	192,410	6,149,424
Calavo Growers Inc.	170,388	3,588,371
Diamond Foods Inc.(b)	315,521	24,086,873
Hain Celestial Group Inc.(a)(b)	622,590	20,769,602
J&J Snack Foods Corp.	205,508	10,244,574
Nash-Finch Co.	173,981	6,230,260
Sanderson Farms Inc.(b)	270,283	12,914,122
Seneca Foods Corp. Class A(a)	131,063	3,352,592
Snyders-Lance Inc.	685,200	14,820,876
Spartan Stores Inc.	323,594	6,319,791
TreeHouse Foods Inc.(a)(b)	509,012	27,797,145
United Natural Foods Inc.(a)(b)	693,417	29,588,103

		180,012,641
FOREST PRODUCTS & PAPER—0.93%
Buckeye Technologies Inc.	572,979	15,458,973
Clearwater Paper Corp.(a)	165,010	11,266,883
Deltic Timber Corp.	155,499	8,348,741
KapStone Paper and Packaging Corp.(a)	549,152	9,099,448
Neenah Paper Inc.	213,588	4,545,153
Schweitzer-Mauduit International Inc.	251,931	14,145,926
Wausau Paper Corp.	705,858	4,757,483

		67,622,607
GAS—1.88%
Laclede Group Inc. (The)	321,795	12,173,505
New Jersey Resources Corp.	593,165	26,461,091
Northwest Natural Gas Co.	382,249	17,250,897
Piedmont Natural Gas Co.	1,031,682	31,218,697
South Jersey Industries Inc.	429,920	23,348,955
Southwest Gas Corp.	657,346	25,380,129

		135,833,274
HEALTH CARE - PRODUCTS—3.34%
Abaxis Inc.(a)	323,491	8,815,130
Align Technology Inc.(a)	992,426	22,627,313
Cantel Medical Corp.	184,551	4,966,267
CONMED Corp.(a)(b)	406,461	11,576,009
Cyberonics Inc.(a)	350,031	9,783,366
Haemonetics Corp.(a)(b)	368,059	23,691,958
Hanger Orthopedic Group Inc.(a)(b)	477,212	11,677,378
ICU Medical Inc.(a)(b)	170,934	7,469,816
Invacare Corp.	457,579	15,187,047

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

Kensey Nash Corp.(a)(b)	123,952	3,127,309
LCA-Vision Inc.(a)	268,895	1,285,318
Meridian Bioscience Inc.	589,222	14,206,142
Merit Medical Systems Inc.(a)(b)	590,653	10,614,034
Natus Medical Inc.(a)(b)	415,840	6,299,976
NuVasive Inc.(a)(b)	567,925	18,673,374
Palomar Medical Technologies Inc.(a)	272,792	3,077,094
PSS World Medical Inc.(a)	796,171	22,300,750
SurModics Inc.(a)	248,566	2,759,083
Symmetry Medical Inc.(a)	518,526	4,651,178
West Pharmaceutical Services Inc.	479,726	20,992,810
Zoll Medical Corp.(a)(b)	314,716	17,831,808

		241,613,160
HEALTH CARE - SERVICES—2.74%
Air Methods Corp.(a)(b)	161,205	12,048,462
Almost Family Inc.(a)(b)	119,346	3,270,080
Amedisys Inc.(a)(b)	423,738	11,284,143
AMERIGROUP Corp.(a)(b)	710,950	50,100,646
AmSurg Corp.(a)(b)	447,652	11,697,147
Bio-Reference Laboratories Inc.(a)(b)	353,444	7,386,980
Centene Corp.(a)	715,800	25,432,374
Ensign Group Inc. (The)	188,571	5,730,673
Gentiva Health Services Inc.(a)(b)	439,166	9,147,828
Healthways Inc.(a)(b)	489,154	7,425,358
IPC The Hospitalist Co. Inc.(a)(b)	234,576	10,872,597
LHC Group Inc.(a)(b)	225,668	5,203,904
Magellan Health Services Inc.(a)(b)	448,285	24,539,121
MedCath Corp.(a)	286,863	3,898,468
Molina Healthcare Inc.(a)	368,528	9,994,479

		198,032,260
HOME BUILDERS—0.34%
M/I Homes Inc.(a)	268,936	3,297,155
Meritage Homes Corp.(a)	464,211	10,472,600
Skyline Corp.	98,585	1,725,238
Standard-Pacific Corp.(a)(b)	1,420,656	4,759,198
Winnebago Industries Inc.(a)(b)	419,578	4,053,123

		24,307,314
HOME FURNISHINGS—0.46%
Audiovox Corp. Class A(a)(b)	263,722	1,993,738
DTS Inc.(a)	249,113	10,101,532
Ethan Allen Interiors Inc.(b)	412,640	8,785,105
La-Z-Boy Inc.(a)(b)	745,049	7,353,634
Universal Electronics Inc.(a)(b)	214,999	5,430,875

		33,664,884
HOUSEHOLD PRODUCTS & WARES—0.65%
Blyth Inc.	78,737	3,964,408
Central Garden & Pet Co. Class A(a)(b)	700,675	7,111,851
Helen of Troy Ltd.(a)(b)	443,274	15,306,251
Kid Brands Inc.(a)	307,002	1,584,130
Prestige Brands Holdings Inc.(a)	720,539	9,251,721
Standard Register Co. (The)(b)	186,659	587,976
WD-40 Co.	243,261	9,496,910

		47,303,247

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

HOUSEWARES—0.47%
National Presto Industries Inc.	74,918	7,603,428
Toro Co. (The)	442,563	26,775,061

		34,378,489
INSURANCE—2.31%
Amerisafe Inc.(a)	262,078	5,928,204
Delphi Financial Group Inc. Class A	786,466	22,972,672
eHealth Inc.(a)(b)	307,299	4,105,515
Employers Holdings Inc.	424,707	7,122,336
Horace Mann Educators Corp.	571,395	8,919,476
Infinity Property and Casualty Corp.	178,316	9,746,753
Meadowbrook Insurance Group Inc.	765,201	7,583,142
Navigators Group Inc. (The)(a)(b)	177,295	8,332,865
Presidential Life Corp.	305,619	3,190,662
ProAssurance Corp.(a)(b)	438,260	30,678,200
RLI Corp.	238,864	14,790,459
Safety Insurance Group Inc.	217,263	9,133,736
Selective Insurance Group Inc.	775,373	12,615,319
Stewart Information Services Corp.	276,288	2,771,169
Tower Group Inc.	592,170	14,105,489
United Fire & Casualty Co.	302,835	5,260,244

		167,256,241
INTERNET—1.98%
Blue Coat Systems Inc.(a)(b)	621,814	13,592,854
Blue Nile Inc.(a)(b)	209,397	9,209,280
comScore Inc.(a)	367,663	9,522,472
DealerTrack Holdings Inc.(a)	589,756	13,534,900
eResearchTechnology Inc.(a)(b)	617,209	3,931,621
InfoSpace Inc.(a)(b)	522,374	4,764,051
j2 Global Communications Inc.(a)(b)	660,065	18,633,635
Liquidity Services Inc.(a)(b)	256,588	6,058,043
NutriSystem Inc.(b)	388,195	5,458,022
PCTEL Inc.(a)	267,238	1,731,702
Perficient Inc.(a)	437,414	4,487,868
RightNow Technologies Inc.(a)(b)	343,794	11,138,926
Sourcefire Inc.(a)(b)	404,559	12,023,493
Stamps.com Inc.	171,865	2,292,679
United Online Inc.	1,272,527	7,673,338
Websense Inc.(a)(b)	572,528	14,868,552
XO Group Inc.(a)(b)	456,294	4,540,125

		143,461,561
INVESTMENT COMPANIES—0.21%
Prospect Capital Corp.(b)	1,538,756	15,556,823

		15,556,823
IRON & STEEL—0.12%
Gibraltar Industries Inc.(a)	437,347	4,950,768
Olympic Steel Inc.(b)	132,551	3,649,129

		8,599,897
LEISURE TIME—0.61%
Arctic Cat Inc.(a)	175,265	2,353,809
Brunswick Corp.	1,276,623	26,043,109

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

Callaway Golf Co.	925,592	5,757,182
Interval Leisure Group Inc.(a)	582,542	7,975,000
Multimedia Games Holding Co. Inc.(a)	390,503	1,776,789

		43,905,889
LODGING—0.16%
Boyd Gaming Corp.(a)	803,424	6,989,789
Marcus Corp.	311,444	3,077,067
Monarch Casino & Resort Inc.(a)	162,171	1,693,065

		11,759,921
MACHINERY—1.99%
Albany International Corp. Class A	399,054	10,531,035
Applied Industrial Technologies Inc.	540,507	19,247,454
Astec Industries Inc.(a)	286,453	10,593,032
Briggs & Stratton Corp.	723,708	14,372,841
Cascade Corp.	133,384	6,345,077
Cognex Corp.	594,466	21,061,930
Gerber Scientific Inc.(a)	356,283	3,965,430
Intermec Inc.(a)	682,788	7,537,980
Intevac Inc.(a)(b)	325,322	3,321,538
Lindsay Corp.(b)	180,288	12,403,814
Robbins & Myers Inc.	651,890	34,452,386

		143,832,517
MANUFACTURING—2.99%
A.O. Smith Corp.	482,702	20,418,295
Actuant Corp. Class A	983,512	26,387,627
AZZ Inc.	179,651	8,228,016
Barnes Group Inc.	648,360	16,085,812
Ceradyne Inc.(a)(b)	356,917	13,916,194
CLARCOR Inc.	722,707	34,169,587
EnPro Industries Inc.(a)(b)	296,179	14,237,324
ESCO Technologies Inc.	381,914	14,054,435
Federal Signal Corp.	895,439	5,874,080
Griffon Corp.(a)	682,937	6,884,005
Koppers Holdings Inc.	295,693	11,215,635
LSB Industries Inc.(a)	244,735	10,504,026
Lydall Inc.(a)	244,552	2,924,842
Myers Industries Inc.	508,346	5,225,797
Standex International Corp.	179,268	5,498,149
STR Holdings Inc.(a)(b)	594,442	8,869,075
Sturm, Ruger & Co. Inc.(b)	270,854	5,945,245
Tredegar Corp.	331,479	6,082,640

		216,520,784
MEDIA—0.26%
DG FastChannel Inc.(a)	338,960	10,863,668
Dolan Co. (The)(a)(b)	434,188	3,677,573
E.W. Scripps Co. (The) Class A(a)	448,278	4,334,848

		18,876,089
METAL FABRICATE & HARDWARE—0.89%
A.M. Castle & Co.(a)(b)	242,069	4,020,766
CIRCOR International Inc.	247,335	10,593,358
Haynes International Inc.	174,739	10,821,586
Kaydon Corp.	467,151	17,434,076
Lawson Products Inc.	58,266	1,146,092

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

Mueller Industries Inc.	542,626	20,570,952

		64,586,830
MINING—0.91%
AMCOL International Corp.	366,457	13,983,999
Century Aluminum Co.(a)	813,387	12,729,506
Kaiser Aluminum Corp.	212,701	11,617,729
Materion Corp.(a)(b)	292,575	10,816,498
RTI International Metals Inc.(a)	432,521	16,595,831

		65,743,563
MISCELLANEOUS - MANUFACTURING—0.11%
John Bean Technologies Corp.	411,227	7,944,906

		7,944,906
OFFICE FURNISHINGS—0.25%
Interface Inc. Class A	939,840	18,204,701

		18,204,701
OIL & GAS—1.56%
Contango Oil & Gas Co.(a)(b)	184,597	10,787,849
GeoResources Inc.(a)	262,998	5,914,825
Gulfport Energy Corp.(a)(b)	536,065	15,915,770
Penn Virginia Corp.	654,818	8,650,146
Petroleum Development Corp.(a)(b)	337,093	10,082,451
PetroQuest Energy Inc.(a)(b)	797,707	5,599,903
Pioneer Drilling Co.(a)(b)	779,612	11,881,287
Stone Energy Corp.(a)(b)	702,443	21,347,243
Swift Energy Co.(a)(b)	606,367	22,599,298

		112,778,772
OIL & GAS SERVICES—2.37%
Basic Energy Services Inc.(a)(b)	336,585	10,592,330
Gulf Island Fabrication Inc.	206,117	6,653,457
Hornbeck Offshore Services Inc.(a)(b)	327,330	9,001,575
ION Geophysical Corp.(a)(b)	2,232,975	21,123,943
Lufkin Industries Inc.	436,664	37,574,937
Matrix Service Co.(a)(b)	379,450	5,077,041
SEACOR Holdings Inc.	310,497	31,037,280
Tetra Technologies Inc.(a)	1,101,414	14,021,000
World Fuel Services Corp.	1,014,989	36,468,555

		171,550,118
PHARMACEUTICALS—2.36%
Cubist Pharmaceuticals Inc.(a)	859,399	30,929,770
Emergent BioSolutions Inc.(a)	316,194	7,130,175
Hi-Tech Pharmacal Co. Inc.(a)(b)	146,547	4,239,605
Medicines Co. (The)(a)	760,280	12,552,223
Neogen Corp.(a)(b)	332,466	15,030,788
Par Pharmaceutical Companies Inc.(a)(b)	517,882	17,079,748
PetMed Express Inc.(b)	310,863	3,683,726
PharMerica Corp.(a)	421,409	5,377,179
Questcor Pharmaceuticals Inc.(a)(b)	884,149	21,307,991
Salix Pharmaceuticals Ltd.(a)	837,088	33,341,215
ViroPharma Inc.(a)(b)	1,089,421	20,154,288

		170,826,708

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

REAL ESTATE—0.11%
Forestar Group Inc.(a)(b)	508,828	8,360,044

		8,360,044
REAL ESTATE INVESTMENT TRUSTS—7.98%
Acadia Realty Trust	579,677	11,784,833
BioMed Realty Trust Inc.(b)	1,881,445	36,199,002
Cedar Shopping Centers Inc.	680,669	3,505,445
Colonial Properties Trust(b)	1,196,520	24,409,008
DiamondRock Hospitality Co.(b)	2,397,816	25,728,566
EastGroup Properties Inc.	384,190	16,331,917
Entertainment Properties Trust	668,652	31,226,048
Extra Space Storage Inc.	1,340,082	28,583,949
Franklin Street Properties Corp.	1,014,717	13,099,997
Getty Realty Corp.(b)	364,497	9,196,259
Healthcare Realty Trust Inc.(b)	1,042,674	21,510,365
Home Properties Inc.(b)	560,057	34,096,270
Inland Real Estate Corp.	1,104,434	9,752,152
Kilroy Realty Corp.(b)	838,019	33,093,370
Kite Realty Group Trust	904,259	4,503,210
LaSalle Hotel Properties(b)	1,221,995	32,187,348
Lexington Realty Trust(b)	1,940,559	17,717,304
LTC Properties Inc.(b)	435,663	12,120,145
Medical Properties Trust Inc.	1,600,377	18,404,336
Mid-America Apartment Communities Inc.(b)	525,925	35,484,160
National Retail Properties Inc.(b)	1,218,771	29,872,077
Parkway Properties Inc.	314,283	5,361,668
Pennsylvania Real Estate Investment Trust(b)	800,129	12,562,025
Post Properties Inc.	714,512	29,123,509
PS Business Parks Inc.(b)	269,692	14,860,029
Saul Centers Inc.	166,392	6,550,853
Sovran Self Storage Inc.	396,555	16,258,755
Tanger Factory Outlet Centers Inc.	1,165,693	31,205,602
Universal Health Realty Income Trust(b)	180,513	7,216,910
Urstadt Biddle Properties Inc. Class A(b)	330,848	5,991,657

		577,936,769
RETAIL—8.30%
Big 5 Sporting Goods Corp.	311,926	2,451,738
Biglari Holdings Inc.(a)	20,624	8,065,015
BJ’s Restaurants Inc.(a)	327,540	17,149,995
Brown Shoe Co. Inc.(b)	634,379	6,756,136
Buckle Inc. (The)(b)	380,763	16,258,580
Buffalo Wild Wings Inc.(a)	262,946	17,435,949
Cabela’s Inc.(a)(b)	582,507	15,815,065
California Pizza Kitchen Inc.(a)	354,013	6,538,620
Casey’s General Stores Inc.	544,057	23,938,508
Cash America International Inc.(b)	421,528	24,393,825
Cato Corp. (The) Class A	422,436	12,166,157
CEC Entertainment Inc.	285,355	11,445,589
Children’s Place Retail Stores Inc. (The)(a)	370,479	16,482,611
Christopher & Banks Corp.	513,961	2,955,276
Coldwater Creek Inc.(a)(b)	864,968	1,210,955
Cracker Barrel Old Country Store Inc.	329,379	16,241,679
DineEquity Inc.(a)	228,803	11,959,533
EZCORP Inc.(a)	715,830	25,465,652
Finish Line Inc. (The) Class A	770,426	16,487,116
First Cash Financial Services Inc.(a)(b)	448,770	18,843,852
Fred’s Inc. Class A(b)	564,517	8,145,980
Genesco Inc.(a)	339,762	17,701,600

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

Group 1 Automotive Inc.(b)	343,616	14,150,107
Haverty Furniture Companies Inc.	266,132	3,063,179
Hibbett Sports Inc.(a)	391,556	15,940,245
Hot Topic Inc.	641,110	4,769,858
HSN Inc.(a)	560,758	18,460,153
Jack in the Box Inc.(a)(b)	712,378	16,227,971
Jos. A. Bank Clothiers Inc.(a)(b)	395,975	19,802,710
Kirkland’s Inc.(a)	228,744	2,749,503
Lithia Motors Inc. Class A	313,938	6,162,603
Lumber Liquidators Holdings Inc.(a)(b)	337,115	8,562,721
MarineMax Inc.(a)	335,031	2,934,872
Men’s Wearhouse Inc. (The)	738,149	24,875,621
Movado Group Inc.	250,499	4,286,038
O’Charley’s Inc.(a)(b)	275,209	2,011,778
OfficeMax Inc.(a)(b)	1,228,564	9,644,227
P.F. Chang’s China Bistro Inc.	328,271	13,209,625
Papa John’s International Inc.(a)(b)	288,684	9,601,630
Pep Boys - Manny, Moe & Jack (The)	758,578	8,291,258
Red Robin Gourmet Burgers Inc.(a)	219,171	7,973,441
Ruby Tuesday Inc.(a)(b)	933,569	10,063,874
rue21 Inc.(a)(b)	217,820	7,079,150
Ruth’s Hospitality Group Inc.(a)	446,576	2,505,291
School Specialty Inc.(a)	229,716	3,305,613
Select Comfort Corp.(a)	797,474	14,338,583
Sonic Automotive Inc.(b)	508,378	7,447,738
Sonic Corp.(a)	886,548	9,424,005
Stage Stores Inc.	517,697	8,697,310
Stein Mart Inc.	400,292	3,858,815
Texas Roadhouse Inc.	826,346	14,489,977
Tuesday Morning Corp.(a)	526,594	2,448,662
Vitamin Shoppe Inc.(a)	369,043	16,887,408
Zale Corp.(a)(b)	333,919	1,869,946
Zumiez Inc.(a)(b)	299,748	7,484,708

		600,528,051
SAVINGS & LOANS—0.29%
Brookline Bancorp Inc.	523,134	4,849,452
Dime Community Bancshares Inc.	397,315	5,776,960
Provident Financial Services Inc.	744,271	10,657,961

		21,284,373
SEMICONDUCTORS—4.41%
ATMI Inc.(a)(b)	453,943	9,274,056
Brooks Automation Inc.(a)	944,804	10,260,571
Cabot Microelectronics Corp.(a)(b)	337,708	15,693,291
CEVA Inc.(a)(b)	330,928	10,080,067
Cirrus Logic Inc.(a)(b)	948,923	15,087,876
Cohu Inc.	348,139	4,564,102
Diodes Inc.(a)	523,588	13,665,647
DSP Group Inc.(a)(b)	336,155	2,924,549
Entropic Communications Inc.(a)	1,018,181	9,051,629
Exar Corp.(a)(b)	640,465	4,054,143
Hittite Microwave Corp.(a)(b)	359,497	22,256,459
Kopin Corp.(a)(b)	926,813	4,365,289
Kulicke and Soffa Industries Inc.(a)	1,031,309	11,488,782
Micrel Inc.	721,587	7,634,391
Microsemi Corp.(a)(b)	1,236,338	25,344,929
MKS Instruments Inc.	748,645	19,779,201
Monolithic Power Systems Inc.(a)(b)	492,748	7,598,174
Nanometrics Inc.(a)	254,605	4,834,949
Pericom Semiconductor Corp.(a)	356,609	3,188,084

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

Power Integrations Inc.	413,320	15,883,888
Rudolph Technologies Inc.(a)(b)	452,028	4,841,220
Standard Microsystems Corp.(a)(b)	329,099	8,882,382
Supertex Inc.(a)	186,435	4,176,144
Tessera Technologies Inc.(a)	733,733	12,576,184
TriQuint Semiconductor Inc.(a)(b)	2,353,380	23,980,942
Ultratech Inc.(a)	360,471	10,951,109
Veeco Instruments Inc.(a)(b)	583,062	28,226,031
Volterra Semiconductor Corp.(a)	352,449	8,691,392

		319,355,481
SOFTWARE—3.88%
Avid Technology Inc.(a)(b)	417,161	7,859,313
Blackbaud Inc.	621,063	17,215,866
Bottomline Technologies Inc.(a)(b)	488,768	12,077,457
CommVault Systems Inc.(a)	631,288	28,060,752
Computer Programs and Systems Inc.	158,401	10,055,295
CSG Systems International Inc.(a)(b)	497,516	9,194,096
Digi International Inc.(a)(b)	362,732	4,715,516
Ebix Inc.(a)(b)	566,962	10,800,626
EPIQ Systems Inc.	450,480	6,405,826
Interactive Intelligence Inc.(a)(b)	201,434	7,060,262
JDA Software Group Inc.(a)(b)	607,311	18,759,837
MicroStrategy Inc. Class A(a)(b)	118,126	19,216,738
Monotype Imaging Holdings Inc.(a)(b)	416,034	5,878,560
Omnicell Inc.(a)	474,182	7,392,497
Progress Software Corp.(a)	960,738	23,182,608
Quality Systems Inc.(b)	275,767	24,074,459
Smith Micro Software Inc.(a)	443,441	1,866,887
Synchronoss Technologies Inc.(a)	362,548	11,503,648
SYNNEX Corp.(a)(b)	344,401	10,917,512
Take-Two Interactive Software Inc.(a)(b)	1,241,594	18,971,556
Taleo Corp. Class A(a)	588,528	21,793,192
THQ Inc.(a)(b)	977,945	3,540,161

		280,542,664
STORAGE & WAREHOUSING—0.19%
Mobile Mini Inc.(a)	644,320	13,653,141

		13,653,141
TELECOMMUNICATIONS—3.06%
Anixter International Inc.	411,067	26,859,118
ARRIS Group Inc.(a)(b)	1,773,181	20,586,631
Atlantic Tele-Network Inc.	131,056	5,027,308
Black Box Corp.	256,795	8,029,980
Cbeyond Inc.(a)	444,172	5,876,396
Cincinnati Bell Inc.(a)	2,857,781	9,487,833
Comtech Telecommunications Corp.	374,319	10,495,905
EMS Technologies Inc.(a)(b)	220,006	7,253,598
General Communication Inc. Class A(a)	548,851	6,624,632
Harmonic Inc.(a)(b)	1,430,617	10,343,361
LogMeIn Inc.(a)	238,516	9,199,562
NETGEAR Inc.(a)(b)	524,520	22,932,014
Network Equipment Technologies Inc.(a)(b)	438,266	964,185
Neutral Tandem Inc.(a)	448,980	7,821,232
Newport Corp.(a)(b)	534,073	9,704,106
Novatel Wireless Inc.(a)(b)	459,977	2,520,674
NTELOS Holdings Corp.	429,959	8,779,763
Oplink Communications Inc.(a)	296,635	5,526,310
Symmetricom Inc.(a)	615,816	3,590,207

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

Tekelec(a)	987,433	9,015,263
USA Mobility Inc.	318,821	4,865,208
ViaSat Inc.(a)(b)	598,580	25,900,557

		221,403,843
TEXTILES—0.29%
G&K Services Inc. Class A	268,040	9,075,834
UniFirst Corp.	210,979	11,854,910

		20,930,744
TOYS, GAMES & HOBBIES—0.10%
JAKKS Pacific Inc.(a)	390,574	7,190,467

		7,190,467
TRANSPORTATION—1.66%
Arkansas Best Corp.	365,637	8,676,566
Bristow Group Inc.	520,729	26,567,594
Forward Air Corp.	420,503	14,208,796
Heartland Express Inc.(b)	730,062	12,089,827
Hub Group Inc. Class A(a)(b)	537,306	20,234,944
Knight Transportation Inc.	884,783	15,032,463
Old Dominion Freight Line Inc.(a)	617,424	23,029,915

		119,840,105
WATER—0.13%
American States Water Co.	267,719	9,279,141

		9,279,141

TOTAL COMMON STOCKS
(Cost: $7,073,878,503)		7,241,499,520

SHORT-TERM INVESTMENTS—13.72%

MONEY MARKET FUNDS—13.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	916,032,748	916,032,748
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	76,974,563	76,974,563

		993,007,311

TOTAL SHORT-TERM INVESTMENTS
(Cost: $993,007,311)		993,007,311

TOTAL INVESTMENTS IN SECURITIES—113.77%
(Cost: $8,066,885,814)		8,234,506,831
Other Assets, Less Liabilities—(13.77)%		(996,349,663)

NET ASSETS—100.00%		$7,238,157,168

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

June 30, 2011

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—100.18%

AEROSPACE & DEFENSE—0.31%
AeroVironment Inc.(a)(b)	55,689	$1,968,606
Orbital Sciences Corp.(a)(b)	243,437	4,101,914

		6,070,520
AGRICULTURE—0.17%
Andersons Inc. (The)	79,138	3,343,580

		3,343,580
AIRLINES—0.30%
Allegiant Travel Co.(a)(b)	118,289	5,855,305

		5,855,305
APPAREL—4.12%
Carter’s Inc.(a)(b)	453,585	13,952,275
Crocs Inc.(a)	695,227	17,902,095
Iconix Brand Group Inc.(a)	572,531	13,855,250
Liz Claiborne Inc.(a)(b)	247,676	1,325,067
Maidenform Brands Inc.(a)(b)	184,141	5,093,340
Oxford Industries Inc.	58,168	1,963,752
Perry Ellis International Inc.(a)(b)	54,790	1,383,447
Steven Madden Ltd.(a)(b)	275,111	10,319,414
True Religion Apparel Inc.(a)	202,581	5,891,055
Wolverine World Wide Inc.	221,979	9,267,623

		80,953,318
AUTO PARTS & EQUIPMENT—0.07%
Superior Industries International Inc.	66,467	1,469,585

		1,469,585
BANKS—1.97%
Bank of the Ozarks Inc.	63,131	3,286,600
Community Bank System Inc.	104,448	2,589,266
First Financial Bancorp	210,413	3,511,793
First Financial Bankshares Inc.	108,977	3,754,258
National Penn Bancshares Inc.	299,032	2,371,324
Signature Bank(a)	324,504	18,561,629
Tompkins Financial Corp.	26,502	1,039,938
UMB Financial Corp.	87,456	3,662,657

		38,777,465
BEVERAGES—0.62%
Boston Beer Co. Inc. (The) Class A(a)(b)	71,627	6,417,779
Peet’s Coffee & Tea Inc.(a)(b)	100,565	5,802,601

		12,220,380
BIOTECHNOLOGY—2.40%
ArQule Inc.(a)	346,285	2,164,281
CryoLife Inc.(a)	84,997	475,983
Enzo Biochem Inc.(a)	260,399	1,106,696

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2011

Integra LifeSciences Holdings Corp.(a)	161,380	7,715,578
Regeneron Pharmaceuticals Inc.(a)(b)	585,278	33,191,115
Savient Pharmaceuticals Inc.(a)(b)	351,899	2,635,724

		47,289,377
BUILDING MATERIALS—0.27%
AAON Inc.	84,262	1,840,282
Eagle Materials Inc.	108,003	3,010,043
NCI Building Systems Inc.(a)	33,261	378,843

		5,229,168
CHEMICALS—1.67%
Balchem Corp.	226,591	9,920,154
Hawkins Inc.	67,481	2,444,162
Kraton Performance Polymers Inc.(a)	97,748	3,828,789
OM Group Inc.(a)	138,638	5,634,249
PolyOne Corp.	432,326	6,688,083
Quaker Chemical Corp.	99,211	4,267,065

		32,782,502
COMMERCIAL SERVICES—9.80%
American Public Education Inc.(a)(b)	140,306	6,245,020
Arbitron Inc.	213,123	8,808,374
Capella Education Co.(a)(b)	123,320	5,160,942
Cardtronics Inc.(a)	240,494	5,639,584
Chemed Corp.	167,166	10,952,716
Coinstar Inc.(a)(b)	246,319	13,434,238
Consolidated Graphics Inc.(a)(b)	76,310	4,193,235
CorVel Corp.(a)	51,304	2,406,158
Exponent Inc.(a)(b)	110,017	4,786,840
Forrester Research Inc.	114,827	3,784,698
Healthcare Services Group Inc.	521,222	8,469,857
HealthSpring Inc.(a)	531,963	24,528,814
Hillenbrand Inc.	222,108	5,252,854
HMS Holdings Corp.(a)(b)	221,748	17,045,769
Insperity Inc.	88,501	2,620,515
Landauer Inc.	74,121	4,565,112
Lincoln Educational Services Corp.	113,421	1,945,170
MAXIMUS Inc.	136,367	11,281,642
Medifast Inc.(a)(b)	105,770	2,509,922
Monro Muffler Brake Inc.	239,758	8,940,576
PAREXEL International Corp.(a)(b)	461,666	10,876,851
Pre-Paid Legal Services Inc.(a)(b)	76,937	5,115,541
TeleTech Holdings Inc.(a)	143,886	3,033,117
TrueBlue Inc.(a)(b)	145,808	2,111,300
Universal Technical Institute Inc.	165,103	3,264,086
Wright Express Corp.(a)(b)	303,329	15,794,341

		192,767,272
COMPUTERS—3.03%
iGATE Corp.(b)	230,523	3,762,135
Integral Systems Inc.(a)	64,068	779,708
LivePerson Inc.(a)(b)	364,257	5,150,594
Manhattan Associates Inc.(a)(b)	170,504	5,872,158
Mercury Computer Systems Inc.(a)	237,468	4,435,902
MTS Systems Corp.	59,102	2,472,237
NCI Inc. Class A(a)(b)	37,795	858,702
NetScout Systems Inc.(a)	276,379	5,773,557
Radiant Systems Inc.(a)(b)	268,634	5,614,451

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2011

RadiSys Corp.(a)	80,672	588,099
Sigma Designs Inc.(a)	143,403	1,095,599
Stratasys Inc.(a)(b)	166,118	5,598,177
Super Micro Computer Inc.(a)(b)	109,991	1,769,755
Sykes Enterprises Inc.(a)	166,544	3,585,692
Synaptics Inc.(a)(b)	269,198	6,929,156
Tyler Technologies Inc.(a)(b)	196,563	5,263,957

		59,549,879
COSMETICS & PERSONAL CARE—0.14%
Inter Parfums Inc.	120,428	2,773,457

		2,773,457
DISTRIBUTION & WHOLESALE—0.40%
MWI Veterinary Supply Inc.(a)	98,508	7,956,491

		7,956,491
DIVERSIFIED FINANCIAL SERVICES—2.17%
Calamos Asset Management Inc. Class A	53,171	772,043
National Financial Partners Corp.(a)(b)	157,639	1,819,154
optionsXpress Holdings Inc.	333,592	5,564,315
Portfolio Recovery Associates Inc.(a)(b)	134,307	11,387,890
Stifel Financial Corp.(a)	421,480	15,114,273
World Acceptance Corp.(a)(b)	121,071	7,938,625

		42,596,300
ELECTRIC—0.24%
El Paso Electric Co.	148,598	4,799,715

		4,799,715
ELECTRICAL COMPONENTS & EQUIPMENT—1.19%
Advanced Energy Industries Inc.(a)	109,562	1,620,422
Belden Inc.	171,192	5,967,753
Greatbatch Inc.(a)	104,879	2,812,855
Littelfuse Inc.	178,635	10,489,447
Vicor Corp.	154,297	2,494,983

		23,385,460
ELECTRONICS—3.47%
American Science and Engineering Inc.	71,272	5,701,760
Analogic Corp.	57,002	2,997,735
Badger Meter Inc.	65,097	2,407,938
Cubic Corp.	79,536	4,055,541
Cymer Inc.(a)(b)	97,407	4,822,621
Daktronics Inc.	120,384	1,298,943
Electro Scientific Industries Inc.(a)(b)	66,337	1,280,304
FARO Technologies Inc.(a)(b)	63,888	2,798,294
FEI Co.(a)(b)	127,599	4,873,006
II-VI Inc.(a)(b)	402,453	10,302,797
LoJack Corp.(a)(b)	49,058	213,893
OSI Systems Inc.(a)(b)	149,151	6,413,493
OYO Geospace Corp.(a)	24,396	2,439,600
Park Electrochemical Corp.	56,945	1,591,613
Plexus Corp.(a)	171,180	5,958,776
Pulse Electronics Corp.	109,962	486,032
Rofin-Sinar Technologies Inc.(a)(b)	86,942	2,969,069
Rogers Corp.(a)(b)	43,731	2,020,372
TTM Technologies Inc.(a)	345,096	5,528,438

		68,160,225

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2011

ENGINEERING & CONSTRUCTION—0.10%
Orion Marine Group Inc.(a)	212,851	2,002,928

		2,002,928
ENTERTAINMENT—0.27%
Pinnacle Entertainment Inc.(a)	214,472	3,195,633
Shuffle Master Inc.(a)	234,158	2,190,548

		5,386,181
ENVIRONMENTAL CONTROL—1.33%
Calgon Carbon Corp.(a)	213,317	3,626,389
Darling International Inc.(a)(b)	918,175	16,251,697
Tetra Tech Inc.(a)(b)	278,915	6,275,588

		26,153,674
FOOD—2.71%
B&G Foods Inc. Class A	218,918	4,514,089
Cal-Maine Foods Inc.(b)	66,609	2,128,824
Calavo Growers Inc.	95,020	2,001,121
Diamond Foods Inc.(b)	103,683	7,915,160
Hain Celestial Group Inc.(a)(b)	132,164	4,408,991
J&J Snack Foods Corp.	66,485	3,314,277
Snyders-Lance Inc.	189,484	4,098,539
TreeHouse Foods Inc.(a)	278,780	15,224,176
United Natural Foods Inc.(a)(b)	227,740	9,717,666

		53,322,843
FOREST PRODUCTS & PAPER—1.18%
Buckeye Technologies Inc.	313,508	8,458,446
Deltic Timber Corp.	36,423	1,955,551
KapStone Paper and Packaging Corp.(a)	300,784	4,983,991
Schweitzer-Mauduit International Inc.	137,853	7,740,446

		23,138,434
GAS—0.77%
Northwest Natural Gas Co.	75,638	3,413,543
Piedmont Natural Gas Co.	203,269	6,150,920
South Jersey Industries Inc.	101,238	5,498,236

		15,062,699
HEALTH CARE - PRODUCTS—4.28%
Abaxis Inc.(a)	176,491	4,809,380
Align Technology Inc.(a)	544,286	12,409,721
Cantel Medical Corp.	69,489	1,869,949
Cyberonics Inc.(a)	191,220	5,344,599
Haemonetics Corp.(a)(b)	201,831	12,991,861
ICU Medical Inc.(a)(b)	45,914	2,006,442
Kensey Nash Corp.(a)(b)	67,580	1,705,043
LCA-Vision Inc.(a)	50,146	239,698
Meridian Bioscience Inc.	187,204	4,513,488
Merit Medical Systems Inc.(a)(b)	190,458	3,422,530
Natus Medical Inc.(a)	132,159	2,002,209
NuVasive Inc.(a)(b)	311,087	10,228,541

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2011

Palomar Medical Technologies Inc.(a)	43,359	489,090
PSS World Medical Inc.(a)	235,714	6,602,349
SurModics Inc.(a)	75,409	837,040
West Pharmaceutical Services Inc.	112,952	4,942,779
Zoll Medical Corp.(a)(b)	172,221	9,758,042

		84,172,761
HEALTH CARE - SERVICES—2.48%
Air Methods Corp.(a)	87,904	6,569,945
Almost Family Inc.(a)	65,428	1,792,727
AMERIGROUP Corp.(a)(b)	237,507	16,737,118
Bio-Reference Laboratories Inc.(a)(b)	193,048	4,034,703
Ensign Group Inc. (The)	103,490	3,145,061
IPC The Hospitalist Co. Inc.(a)(b)	128,731	5,966,682
LHC Group Inc.(a)(b)	81,443	1,878,076
Magellan Health Services Inc.(a)	159,503	8,731,194

		48,855,506
HOME BUILDERS—0.02%
Skyline Corp.	17,663	309,102

		309,102
HOME FURNISHINGS—0.43%
DTS Inc.(a)	136,671	5,542,009
Universal Electronics Inc.(a)(b)	116,979	2,954,890

		8,496,899
HOUSEHOLD PRODUCTS & WARES—0.29%
Kid Brands Inc.(a)	169,608	875,177
Prestige Brands Holdings Inc.(a)(b)	162,954	2,092,330
WD-40 Co.	72,004	2,811,036

		5,778,543
HOUSEWARES—0.64%
National Presto Industries Inc.(b)	41,093	4,170,529
Toro Co. (The)	138,202	8,361,221

		12,531,750
INSURANCE—0.41%
eHealth Inc.(a)(b)	169,130	2,259,577
Meadowbrook Insurance Group Inc.	130,468	1,292,938
Tower Group Inc.	188,458	4,489,069

		8,041,584
INTERNET—3.25%
Blue Coat Systems Inc.(a)	340,609	7,445,713
Blue Nile Inc.(a)(b)	114,802	5,048,992
comScore Inc.(a)	202,920	5,255,628
DealerTrack Holdings Inc.(a)	196,340	4,506,003
eResearchTechnology Inc.(a)	159,114	1,013,556
j2 Global Communications Inc.(a)(b)	361,478	10,204,524
Liquidity Services Inc.(a)(b)	140,395	3,314,726
NutriSystem Inc.(b)	103,361	1,453,256
Perficient Inc.(a)(b)	239,338	2,455,608
RightNow Technologies Inc.(a)(b)	189,589	6,142,684
Sourcefire Inc.(a)	223,460	6,641,231

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2011

Stamps.com Inc.	93,127	1,242,314
Websense Inc.(a)(b)	313,535	8,142,504
XO Group Inc.(a)	108,992	1,084,470

		63,951,209
LEISURE TIME—0.58%
Brunswick Corp.	349,491	7,129,617
Interval Leisure Group Inc.(a)	319,199	4,369,834

		11,499,451
LODGING—0.02%
Monarch Casino & Resort Inc.(a)	30,286	316,186

		316,186
MACHINERY—1.15%
Cascade Corp.	25,452	1,210,752
Cognex Corp.	181,998	6,448,189
Intevac Inc.(a)(b)	71,340	728,381
Lindsay Corp.(b)	98,541	6,779,621
Robbins & Myers Inc.	142,712	7,542,329

		22,709,272
MANUFACTURING—2.06%
A.O. Smith Corp.	150,382	6,361,158
AZZ Inc.	65,010	2,977,458
CLARCOR Inc.	190,276	8,996,249
EnPro Industries Inc.(a)(b)	162,471	7,809,981
ESCO Technologies Inc.	92,116	3,389,869
Koppers Holdings Inc.	63,260	2,399,452
LSB Industries Inc.(a)	72,301	3,103,159
STR Holdings Inc.(a)(b)	146,705	2,188,839
Sturm, Ruger & Co. Inc.(b)	147,438	3,236,264

		40,462,429
MEDIA—0.45%
DG FastChannel Inc.(a)	184,933	5,927,103
Dolan Co. (The)(a)	237,637	2,012,785
E.W. Scripps Co. (The) Class A(a)	96,418	932,362

		8,872,250
METAL FABRICATE & HARDWARE—0.40%
CIRCOR International Inc.	63,410	2,715,851
Haynes International Inc.	27,796	1,721,406
Kaydon Corp.	89,757	3,349,731

		7,786,988
MINING—0.68%
AMCOL International Corp.	96,048	3,665,192
Century Aluminum Co.(a)	164,967	2,581,733
Materion Corp.(a)(b)	104,302	3,856,045
RTI International Metals Inc.(a)	85,583	3,283,820

		13,386,790

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2011

MISCELLANEOUS - MANUFACTURING—0.12%
John Bean Technologies Corp.	126,065	2,435,576

		2,435,576
OFFICE FURNISHINGS—0.28%
Interface Inc. Class A	287,996	5,578,483

		5,578,483
OIL & GAS—1.60%
Contango Oil & Gas Co.(a)	100,836	5,892,856
GeoResources Inc.(a)	113,930	2,562,286
Gulfport Energy Corp.(a)(b)	293,377	8,710,363
Petroleum Development Corp.(a)	62,791	1,878,079
PetroQuest Energy Inc.(a)(b)	188,217	1,321,283
Stone Energy Corp.(a)(b)	219,526	6,671,395
Swift Energy Co.(a)(b)	119,257	4,444,708

		31,480,970
OIL & GAS SERVICES—1.56%
Basic Energy Services Inc.(a)(b)	71,813	2,259,955
ION Geophysical Corp.(a)	600,144	5,677,362
Lufkin Industries Inc.	131,516	11,316,952
SEACOR Holdings Inc.	114,041	11,399,538

		30,653,807
PHARMACEUTICALS—4.39%
Cubist Pharmaceuticals Inc.(a)(b)	470,413	16,930,164
Emergent BioSolutions Inc.(a)	102,076	2,301,814
Hi-Tech Pharmacal Co. Inc.(a)	80,515	2,329,299
Medicines Co. (The)(a)	249,588	4,120,698
Neogen Corp.(a)(b)	181,907	8,224,015
Par Pharmaceutical Companies Inc.(a)	283,489	9,349,467
PetMed Express Inc.	171,188	2,028,578
Questcor Pharmaceuticals Inc.(a)	484,051	11,665,629
Salix Pharmaceuticals Ltd.(a)	458,302	18,254,169
ViroPharma Inc.(a)(b)	596,387	11,033,159

		86,236,992
REAL ESTATE—0.14%
Forestar Group Inc.(a)(b)	170,321	2,798,374

		2,798,374
REAL ESTATE INVESTMENT TRUSTS—7.96%
Acadia Realty Trust	187,461	3,811,082
BioMed Realty Trust Inc.	484,200	9,316,008
Colonial Properties Trust(b)	262,407	5,353,103
DiamondRock Hospitality Co.(b)	592,821	6,360,969
EastGroup Properties Inc.	119,860	5,095,249
Entertainment Properties Trust	179,256	8,371,255
Extra Space Storage Inc.	381,581	8,139,123
Getty Realty Corp.(b)	128,260	3,236,000
Healthcare Realty Trust Inc.(b)	206,160	4,253,081
Home Properties Inc.	178,079	10,841,450
Inland Real Estate Corp.	199,317	1,759,969
Kilroy Realty Corp.	197,545	7,801,052

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2011

LaSalle Hotel Properties(b)	247,860	6,528,632
Lexington Realty Trust(b)	414,272	3,782,303
LTC Properties Inc.	117,601	3,271,660
Medical Properties Trust Inc.	543,777	6,253,435
Mid-America Apartment Communities Inc.(b)	170,159	11,480,628
National Retail Properties Inc.(b)	407,544	9,988,903
Pennsylvania Real Estate Investment Trust	209,679	3,291,960
Post Properties Inc.(b)	176,255	7,184,154
PS Business Parks Inc.(b)	75,357	4,152,171
Saul Centers Inc.	54,702	2,153,618
Sovran Self Storage Inc.	84,994	3,484,754
Tanger Factory Outlet Centers Inc.	638,607	17,095,509
Universal Health Realty Income Trust(b)	44,190	1,766,716
Urstadt Biddle Properties Inc. Class A(b)	93,741	1,697,650

		156,470,434
RETAIL—10.33%
Big 5 Sporting Goods Corp.	90,408	710,607
Biglari Holdings Inc.(a)	11,235	4,393,447
BJ’s Restaurants Inc.(a)(b)	179,759	9,412,181
Buckle Inc. (The)(b)	208,356	8,896,801
Buffalo Wild Wings Inc.(a)	143,896	9,541,744
Cabela’s Inc.(a)	320,439	8,699,919
California Pizza Kitchen Inc.(a)	193,662	3,576,937
Cash America International Inc.	230,831	13,358,190
Cato Corp. (The) Class A	143,287	4,126,666
CEC Entertainment Inc.	155,691	6,244,766
Children’s Place Retail Stores Inc. (The)(a)	93,578	4,163,285
Cracker Barrel Old Country Store Inc.	180,328	8,891,974
DineEquity Inc.(a)	125,204	6,544,413
EZCORP Inc.(a)	392,000	13,945,400
Finish Line Inc. (The) Class A	286,321	6,127,269
First Cash Financial Services Inc.(a)(b)	245,772	10,319,966
Genesco Inc.(a)	106,058	5,525,622
Hibbett Sports Inc.(a)	214,424	8,729,201
HSN Inc.(a)	308,147	10,144,199
Jos. A. Bank Clothiers Inc.(a)(b)	217,070	10,855,671
Kirkland’s Inc.(a)	123,689	1,486,742
Lumber Liquidators Holdings Inc.(a)(b)	183,911	4,671,339
Men’s Wearhouse Inc. (The)	222,201	7,488,174
P.F. Chang’s China Bistro Inc.	179,466	7,221,712
Papa John’s International Inc.(a)	86,758	2,885,571
rue21 Inc.(a)(b)	58,438	1,899,235
Select Comfort Corp.(a)	327,653	5,891,201
Sonic Corp.(a)	184,306	1,959,173
Texas Roadhouse Inc.	452,528	7,935,078
Vitamin Shoppe Inc.(a)	72,581	3,321,307
Zumiez Inc.(a)(b)	164,159	4,099,050

		203,066,840
SAVINGS & LOANS—0.17%
Dime Community Bancshares Inc.	95,413	1,387,305
Provident Financial Services Inc.	134,234	1,922,231

		3,309,536
SEMICONDUCTORS—6.74%
ATMI Inc.(a)(b)	89,909	1,836,841
Cabot Microelectronics Corp.(a)(b)	123,819	5,753,869
CEVA Inc.(a)(b)	181,047	5,514,692
Cirrus Logic Inc.(a)(b)	519,690	8,263,071

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2011

Cohu Inc.	58,337	764,798
Diodes Inc.(a)	286,563	7,479,294
Entropic Communications Inc.(a)	557,734	4,958,255
Exar Corp.(a)	203,222	1,286,395
Hittite Microwave Corp.(a)(b)	196,954	12,193,422
Kopin Corp.(a)(b)	505,779	2,382,219
Kulicke and Soffa Industries Inc.(a)	563,122	6,273,179
Micrel Inc.	395,408	4,183,417
Microsemi Corp.(a)	331,449	6,794,705
MKS Instruments Inc.	150,850	3,985,457
Monolithic Power Systems Inc.(a)(b)	268,598	4,141,781
Nanometrics Inc.(a)	139,636	2,651,688
Pericom Semiconductor Corp.(a)(b)	113,192	1,011,936
Power Integrations Inc.(b)	226,201	8,692,904
Rudolph Technologies Inc.(a)	102,380	1,096,490
Standard Microsystems Corp.(a)(b)	75,756	2,044,654
Supertex Inc.(a)	38,089	853,194
Tessera Technologies Inc.(a)	237,280	4,066,979
TriQuint Semiconductor Inc.(a)(b)	1,290,559	13,150,796
Ultratech Inc.(a)	94,873	2,882,242
Veeco Instruments Inc.(a)(b)	319,374	15,460,895
Volterra Semiconductor Corp.(a)	192,095	4,737,063

		132,460,236
SOFTWARE—6.44%
Blackbaud Inc.	340,065	9,426,602
Bottomline Technologies Inc.(a)(b)	267,438	6,608,393
CommVault Systems Inc.(a)	345,508	15,357,831
Computer Programs and Systems Inc.	86,352	5,481,625
CSG Systems International Inc.(a)	271,434	5,016,101
Ebix Inc.(a)(b)	310,225	5,909,786
Interactive Intelligence Inc.(a)(b)	110,206	3,862,720
JDA Software Group Inc.(a)	332,616	10,274,508
MicroStrategy Inc. Class A(a)(b)	64,678	10,521,817
Monotype Imaging Holdings Inc.(a)(b)	165,515	2,338,727
Omnicell Inc.(a)	130,449	2,033,700
Progress Software Corp.(a)(b)	526,254	12,698,509
Quality Systems Inc.(b)	151,341	13,212,069
Smith Micro Software Inc.(a)	240,625	1,013,031
Synchronoss Technologies Inc.(a)	197,839	6,277,432
Take-Two Interactive Software Inc.(a)	306,540	4,683,931
Taleo Corp. Class A(a)	321,505	11,905,330

		126,622,112
STORAGE & WAREHOUSING—0.20%
Mobile Mini Inc.(a)	184,348	3,906,334

		3,906,334
TELECOMMUNICATIONS—2.87%
Atlantic Tele-Network Inc.	71,513	2,743,239
Cbeyond Inc.(a)	242,878	3,213,276
General Communication Inc. Class A(a)	174,824	2,110,126
Harmonic Inc.(a)(b)	351,340	2,540,188
LogMeIn Inc.(a)	70,263	2,710,044
NETGEAR Inc.(a)(b)	287,136	12,553,586
Network Equipment Technologies Inc.(a)	109,878	241,732
Neutral Tandem Inc.(a)	245,355	4,274,084
Newport Corp.(a)(b)	157,330	2,858,686
Novatel Wireless Inc.(a)	250,306	1,371,677
NTELOS Holdings Corp.	128,858	2,631,280

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2011

Oplink Communications Inc.(a)	162,294	3,023,537
Symmetricom Inc.(a)	172,081	1,003,232
USA Mobility Inc.	67,417	1,028,783
ViaSat Inc.(a)(b)	327,738	14,181,223

		56,484,693
TEXTILES—0.17%
UniFirst Corp.	60,159	3,380,334

		3,380,334
TOYS, GAMES & HOBBIES—0.08%
JAKKS Pacific Inc.(a)	81,449	1,499,476

		1,499,476
TRANSPORTATION—1.15%
Forward Air Corp.	133,168	4,499,747
Heartland Express Inc.	172,092	2,849,843
Hub Group Inc. Class A(a)(b)	121,033	4,558,103
Knight Transportation Inc.	237,887	4,041,700
Old Dominion Freight Line Inc.(a)	176,062	6,567,113

		22,516,506
WATER—0.14%
American States Water Co.	77,772	2,695,578

		2,695,578

TOTAL COMMON STOCKS
(Cost: $1,649,077,832)		1,969,813,759

SHORT-TERM INVESTMENTS—15.72%

MONEY MARKET FUNDS—15.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	284,057,359	284,057,359
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	23,869,443	23,869,443
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	1,251,862	1,251,862

		309,178,664

TOTAL SHORT-TERM INVESTMENTS
(Cost: $309,178,664)		309,178,664

TOTAL INVESTMENTS IN SECURITIES—115.90%
(Cost: $1,958,256,496)		2,278,992,423
Other Assets, Less Liabilities—(15.90)%		(312,643,963)

NET ASSETS—100.00%		$1,966,348,460

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

June 30, 2011

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—0.12%
Harte-Hanks Inc.	275,815	$2,239,618

		2,239,618
AEROSPACE & DEFENSE—4.25%
AAR Corp.	281,969	7,638,540
AeroVironment Inc.(a)(b)	56,951	2,013,218
Curtiss-Wright Corp.	329,295	10,659,279
Esterline Technologies Corp.(a)(b)	216,717	16,557,179
GenCorp Inc.(a)(b)	416,216	2,672,107
Kaman Corp.	186,419	6,612,282
Moog Inc. Class A(a)(b)	325,442	14,163,236
Orbital Sciences Corp.(a)(b)	195,398	3,292,456
Teledyne Technologies Inc.(a)(b)	260,516	13,119,586

		76,727,883
AGRICULTURE—0.26%
Alliance One International Inc.(a)(b)	619,591	2,001,279
Andersons Inc. (The)	63,318	2,675,185

		4,676,464
AIRLINES—0.31%
SkyWest Inc.	375,120	5,649,307

		5,649,307

APPAREL—1.18%
K-Swiss Inc. Class A(a)(b)	194,342	2,065,855
Liz Claiborne Inc.(a)(b)	448,958	2,401,925
Oxford Industries Inc.	46,297	1,562,987
Perry Ellis International Inc.(a)(b)	39,424	995,456
Quiksilver Inc.(a)(b)	923,382	4,339,895
SKECHERS U.S.A. Inc. Class A(a)	251,060	3,635,349
Wolverine World Wide Inc.	151,458	6,323,372

		21,324,839
AUTO PARTS & EQUIPMENT—0.32%
Spartan Motors Inc.	236,929	1,279,417
Standard Motor Products Inc.	139,946	2,131,377
Superior Industries International Inc.	106,238	2,348,922

		5,759,716
BANKS—9.01%
Bank Mutual Corp.	327,683	1,202,597
Bank of the Ozarks Inc.	36,392	1,894,568
Boston Private Financial Holdings Inc.	546,489	3,595,898
City Holding Co.	108,213	3,574,275
Columbia Banking System Inc.	280,152	4,824,217
Community Bank System Inc.	167,110	4,142,657
F.N.B. Corp.	900,347	9,318,591
First BanCorp (Puerto Rico)(a)(b)	151,614	653,456
First Commonwealth Financial Corp.	669,418	3,842,459

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2011

First Financial Bancorp	222,943	3,720,919
First Financial Bankshares Inc.(b)	124,972	4,305,285
First Midwest Bancorp Inc.	528,956	6,500,869
Glacier Bancorp Inc.	510,318	6,879,087
Hanmi Financial Corp.(a)(b)	1,072,378	1,147,444
Home Bancshares Inc.	155,998	3,687,793
Independent Bank Corp. (Massachusetts)	152,258	3,996,773
Nara Bancorp Inc.(a)	270,442	2,198,693
National Penn Bancshares Inc.	601,598	4,770,672
NBT Bancorp Inc.	244,223	5,404,655
Old National Bancorp	672,226	7,260,041
PacWest Bancorp	235,149	4,837,015
Pinnacle Financial Partners Inc.(a)(b)	242,104	3,767,138
PrivateBancorp Inc.	417,445	5,760,741
S&T Bancorp Inc.	177,350	3,296,937
Simmons First National Corp. Class A	123,117	3,159,182
Sterling Bancorp	219,402	2,082,125
Sterling Bancshares Inc.	724,286	5,910,174
Susquehanna Bancshares Inc.	922,254	7,378,032
Texas Capital Bancshares Inc.(a)(b)	264,120	6,822,220
Tompkins Financial Corp.	34,593	1,357,429
TrustCo Bank Corp. NY	644,758	3,159,314
UMB Financial Corp.	134,067	5,614,726
Umpqua Holdings Corp.	813,334	9,410,274
United Bankshares Inc.(b)	270,100	6,612,048
United Community Banks Inc.(a)(b)	133,281	1,407,447
Wilshire Bancorp Inc.(a)	403,903	1,187,475
Wintrust Financial Corp.	248,075	7,983,054

		162,666,280
BIOTECHNOLOGY—0.39%
Affymetrix Inc.(a)(b)	500,578	3,969,583
Cambrex Corp.(a)	210,337	971,757
CryoLife Inc.(a)	120,522	674,923
Savient Pharmaceuticals Inc.(a)(b)	187,387	1,403,529

		7,019,792
BUILDING MATERIALS—2.29%
AAON Inc.(b)	50,932	1,112,355
Apogee Enterprises Inc.	199,056	2,549,907
Comfort Systems USA Inc.	268,856	2,852,562
Drew Industries Inc.	136,332	3,370,127
Eagle Materials Inc.	218,143	6,079,645
NCI Building Systems Inc.(a)	90,800	1,034,212
Quanex Building Products Corp.	263,312	4,315,684
Simpson Manufacturing Co. Inc.	284,417	8,495,536
Texas Industries Inc.(b)	197,822	8,235,330
Universal Forest Products Inc.	138,601	3,320,880

		41,366,238
CHEMICALS—2.36%
A. Schulman Inc.	218,834	5,512,429
American Vanguard Corp.	152,668	1,980,104
Arch Chemicals Inc.	180,476	6,215,593
H.B. Fuller Co.	350,609	8,561,872
Kraton Performance Polymers Inc.(a)	138,082	5,408,672
OM Group Inc.(a)(b)	94,505	3,840,683
PolyOne Corp.	271,775	4,204,359
Stepan Co.	55,597	3,941,827
Zep Inc.	155,824	2,945,074

		42,610,613

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2011

COMMERCIAL SERVICES—4.39%
ABM Industries Inc.	338,571	7,902,247
AMN Healthcare Services Inc.(a)	280,522	2,333,943
CDI Corp.	92,723	1,232,289
Corinthian Colleges Inc.(a)(b)	602,415	2,566,288
Cross Country Healthcare Inc.(a)(b)	221,874	1,686,242
GEO Group Inc. (The)(a)	460,240	10,599,327
Heartland Payment Systems Inc.	273,419	5,632,431
Heidrick & Struggles International Inc.	125,823	2,848,633
Hillenbrand Inc.	244,718	5,787,581
Insperity Inc.	80,438	2,381,769
Kelly Services Inc. Class A(a)(b)	200,595	3,309,818
Kendle International Inc.(a)	107,002	1,613,590
Lincoln Educational Services Corp.	57,634	988,423
Live Nation Entertainment Inc.(a)	1,110,833	12,741,255
Midas Inc.(a)(b)	100,559	635,533
Navigant Consulting Inc.(a)(b)	366,005	3,839,392
On Assignment Inc.(a)(b)	261,957	2,575,037
SFN Group Inc.(a)(b)	359,678	3,269,473
TeleTech Holdings Inc.(a)(b)	67,393	1,420,644
TrueBlue Inc.(a)(b)	182,269	2,639,255
Viad Corp.	144,757	3,226,634

		79,229,804
COMPUTERS—1.80%
Agilysys Inc.(a)	139,132	1,160,361
CACI International Inc. Class A(a)(b)	213,592	13,473,384
CIBER Inc.(a)(b)	505,973	2,808,150
Insight Enterprises Inc.(a)(b)	331,192	5,865,410
Integral Systems Inc.(a)	68,797	837,260
MTS Systems Corp.	56,113	2,347,207
NCI Inc. Class A(a)(b)	22,221	504,861
RadiSys Corp.(a)	100,076	729,554
Sigma Designs Inc.(a)(b)	68,066	520,024
Super Micro Computer Inc.(a)(b)	81,880	1,317,449
Sykes Enterprises Inc.(a)(b)	138,334	2,978,331

		32,541,991
DISTRIBUTION & WHOLESALE—1.82%
Brightpoint Inc.(a)(b)	484,244	3,927,219
Pool Corp.	341,744	10,187,389
ScanSource Inc.(a)(b)	191,626	7,182,142
United Stationers Inc.	326,355	11,562,758

		32,859,508
DIVERSIFIED FINANCIAL SERVICES—0.92%
Calamos Asset Management Inc. Class A	93,722	1,360,844
Interactive Brokers Group Inc. Class A	299,805	4,691,948
Investment Technology Group Inc.(a)(b)	292,909	4,106,584
National Financial Partners Corp.(a)(b)	169,080	1,951,183
Piper Jaffray Companies Inc.(a)	110,906	3,195,202
SWS Group Inc.	208,698	1,250,101

		16,555,862

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2011

ELECTRIC—3.55%
ALLETE Inc.	221,653	9,096,639
Avista Corp.	408,818	10,502,535
Central Vermont Public Service Corp.	95,206	3,441,697
CH Energy Group Inc.	110,262	5,872,554
El Paso Electric Co.	164,387	5,309,700
NorthWestern Corp.	257,241	8,517,250
UIL Holdings Corp.	358,415	11,594,725
UniSource Energy Corp.	260,367	9,719,500

		64,054,600
ELECTRICAL COMPONENTS & EQUIPMENT—0.91%
Advanced Energy Industries Inc.(a)(b)	176,322	2,607,802
Belden Inc.	181,539	6,328,450
Encore Wire Corp.	135,428	3,280,066
Greatbatch Inc.(a)(b)	71,525	1,918,301
Powell Industries Inc.(a)(b)	63,410	2,314,465

		16,449,084
ELECTRONICS—4.41%
Analogic Corp.	37,589	1,976,805
Badger Meter Inc.	48,320	1,787,357
Bel Fuse Inc. Class B	82,846	1,796,930
Benchmark Electronics Inc.(a)(b)	430,836	7,108,794
Brady Corp. Class A	374,655	12,011,439
Checkpoint Systems Inc.(a)	284,564	5,088,004
CTS Corp.	243,723	2,356,801
Cubic Corp.	40,281	2,053,928
Cymer Inc.(a)(b)	127,760	6,325,398
Daktronics Inc.	143,194	1,545,063
Electro Scientific Industries Inc.(a)(b)	111,173	2,145,639
FARO Technologies Inc.(a)(b)	58,192	2,548,810
FEI Co.(a)(b)	159,222	6,080,688
LoJack Corp.(a)	84,896	370,147
Methode Electronics Inc.	263,098	3,054,568
OYO Geospace Corp.(a)	9,471	947,100
Park Electrochemical Corp.	95,876	2,679,734
Plexus Corp.(a)(b)	112,200	3,905,682
Pulse Electronics Corp.	198,071	875,474
Rofin-Sinar Technologies Inc.(a)(b)	123,156	4,205,777
Rogers Corp.(a)(b)	73,578	3,399,304
Watts Water Technologies Inc. Class A	208,504	7,383,127

		79,646,569
ENERGY - ALTERNATE SOURCES—0.07%
Headwaters Inc.(a)	431,099	1,349,340

		1,349,340
ENGINEERING & CONSTRUCTION—1.31%
Dycom Industries Inc.(a)	241,767	3,950,473
EMCOR Group Inc.(a)(b)	474,136	13,896,926
Insituform Technologies Inc. Class A(a)(b)	280,165	5,875,060

		23,722,459
ENTERTAINMENT—0.29%
Pinnacle Entertainment Inc.(a)(b)	246,059	3,666,279
Shuffle Master Inc.(a)	173,382	1,621,989

		5,288,268

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2011

ENVIRONMENTAL CONTROL—0.43%
Calgon Carbon Corp.(a)	208,313	3,541,321
Tetra Tech Inc.(a)(b)	190,285	4,281,413

		7,822,734
FOOD—2.26%
B&G Foods Inc. Class A	142,575	2,939,896
Cal-Maine Foods Inc.(b)	35,308	1,128,444
Diamond Foods Inc.(b)	62,441	4,766,746
Hain Celestial Group Inc.(a)(b)	188,119	6,275,650
J&J Snack Foods Corp.	41,789	2,083,182
Nash-Finch Co.	85,886	3,075,578
Sanderson Farms Inc.(b)	133,548	6,380,923
Seneca Foods Corp. Class A(a)	65,326	1,671,039
Snyders-Lance Inc.	165,120	3,571,545
Spartan Stores Inc.	160,215	3,128,999
United Natural Foods Inc.(a)(b)	137,309	5,858,975

		40,880,977
FOREST PRODUCTS & PAPER—0.69%
Clearwater Paper Corp.(a)	81,678	5,576,974
Deltic Timber Corp.	43,643	2,343,192
Neenah Paper Inc.	106,385	2,263,873
Wausau Paper Corp.	350,035	2,359,236

		12,543,275
GAS—2.97%
Laclede Group Inc. (The)	159,038	6,016,408
New Jersey Resources Corp.	293,449	13,090,760
Northwest Natural Gas Co.	121,165	5,468,176
Piedmont Natural Gas Co.	326,798	9,888,907
South Jersey Industries Inc.	121,160	6,580,200
Southwest Gas Corp.	325,218	12,556,667

		53,601,118
HEALTH CARE - PRODUCTS—2.41%
Cantel Medical Corp.	28,728	773,070
CONMED Corp.(a)(b)	200,868	5,720,721
Hanger Orthopedic Group Inc.(a)(b)	236,119	5,777,832
ICU Medical Inc.(a)(b)	43,450	1,898,765
Invacare Corp.	226,542	7,518,929
LCA-Vision Inc.(a)	86,804	414,923
Meridian Bioscience Inc.(b)	122,129	2,944,530
Merit Medical Systems Inc.(a)(b)	120,081	2,157,856
Natus Medical Inc.(a)	86,504	1,310,536
Palomar Medical Technologies Inc.(a)	95,844	1,081,120
PSS World Medical Inc.(a)	181,126	5,073,339
SurModics Inc.(a)	56,800	630,480
Symmetry Medical Inc.(a)(b)	257,754	2,312,053
West Pharmaceutical Services Inc.	135,473	5,928,299

		43,542,453

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2011

HEALTH CARE - SERVICES—2.98%
Amedisys Inc.(a)(b)	209,200	5,570,996
AMERIGROUP Corp.(a)(b)	137,240	9,671,303
AmSurg Corp.(a)(b)	221,874	5,797,568
Centene Corp.(a)	354,476	12,594,532
Gentiva Health Services Inc.(a)(b)	217,086	4,521,901
Healthways Inc.(a)(b)	240,987	3,658,183
LHC Group Inc.(a)(b)	38,033	877,041
Magellan Health Services Inc.(a)	77,679	4,252,148
MedCath Corp.(a)	142,776	1,940,326
Molina Healthcare Inc.(a)	182,285	4,943,569

		53,827,567
HOME BUILDERS—0.65%
M/I Homes Inc.(a)	133,184	1,632,836
Meritage Homes Corp.(a)	229,805	5,184,401
Skyline Corp.	33,923	593,653
Standard-Pacific Corp.(a)(b)	699,400	2,342,990
Winnebago Industries Inc.(a)(b)	207,093	2,000,518

		11,754,398
HOME FURNISHINGS—0.50%
Audiovox Corp. Class A(a)	132,889	1,004,641
Ethan Allen Interiors Inc.	203,957	4,342,244
La-Z-Boy Inc.(a)	367,939	3,631,558

		8,978,443
HOUSEHOLD PRODUCTS & WARES—1.01%
Blyth Inc.	38,836	1,955,393
Central Garden & Pet Co. Class A(a)(b)	346,169	3,513,615
Helen of Troy Ltd.(a)(b)	219,005	7,562,243
Prestige Brands Holdings Inc.(a)(b)	211,172	2,711,448
Standard Register Co. (The)	92,673	291,920
WD-40 Co.	55,481	2,165,978

		18,200,597
HOUSEWARES—0.32%
Toro Co. (The)	94,223	5,700,492

		5,700,492
INSURANCE—4.21%
Amerisafe Inc.(a)	130,474	2,951,322
Delphi Financial Group Inc. Class A	389,519	11,377,850
Employers Holdings Inc.	240,993	4,041,453
Horace Mann Educators Corp.	283,040	4,418,254
Infinity Property and Casualty Corp.	88,026	4,811,501
Meadowbrook Insurance Group Inc.	261,504	2,591,505
Navigators Group Inc. (The)(a)(b)	87,445	4,109,915
Presidential Life Corp.	151,776	1,584,542
ProAssurance Corp.(a)(b)	216,857	15,179,990
RLI Corp.	118,033	7,308,603
Safety Insurance Group Inc.	107,725	4,528,759
Selective Insurance Group Inc.	383,349	6,237,088
Stewart Information Services Corp.	136,128	1,365,364
Tower Group Inc.	123,126	2,932,861
United Fire & Casualty Co.	150,984	2,622,592

		76,061,599

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2011

INTERNET—0.74%
DealerTrack Holdings Inc.(a)	114,112	2,618,870
eResearchTechnology Inc.(a)(b)	163,315	1,040,317
InfoSpace Inc.(a)	262,462	2,393,653
NutriSystem Inc.	98,299	1,382,084
PCTEL Inc.(a)	130,477	845,491
United Online Inc.	629,305	3,794,709
XO Group Inc.(a)(b)	126,643	1,260,098

		13,335,222
INVESTMENT COMPANIES—0.43%
Prospect Capital Corp.(b)	762,298	7,706,833

		7,706,833
IRON & STEEL—0.24%
Gibraltar Industries Inc.(a)(b)	216,351	2,449,093
Olympic Steel Inc.	65,343	1,798,893

		4,247,986
LEISURE TIME—0.63%
Arctic Cat Inc.(a)	87,309	1,172,560
Brunswick Corp.	315,947	6,445,319
Callaway Golf Co.	456,767	2,841,091
Multimedia Games Holding Co. Inc.(a)	190,711	867,735

		11,326,705
LODGING—0.31%
Boyd Gaming Corp.(a)	397,565	3,458,815
Marcus Corp.	153,776	1,519,307
Monarch Casino & Resort Inc.(a)	52,418	547,244

		5,525,366
MACHINERY—2.81%
Albany International Corp. Class A	197,469	5,211,207
Applied Industrial Technologies Inc.	267,539	9,527,064
Astec Industries Inc.(a)(b)	141,529	5,233,743
Briggs & Stratton Corp.	357,849	7,106,881
Cascade Corp.	43,021	2,046,509
Cognex Corp.	129,674	4,594,350
Gerber Scientific Inc.(a)	178,779	1,989,810
Intermec Inc.(a)	337,427	3,725,194
Intevac Inc.(a)(b)	97,671	997,221
Robbins & Myers Inc.	193,559	10,229,593

		50,661,572
MANUFACTURING—3.91%
A.O. Smith Corp.	102,835	4,349,920
Actuant Corp. Class A	486,561	13,054,432
AZZ Inc.	30,392	1,391,954
Barnes Group Inc.	320,701	7,956,592
Ceradyne Inc.(a)(b)	176,650	6,887,583
CLARCOR Inc.	185,992	8,793,702
ESCO Technologies Inc.	105,736	3,891,085
Federal Signal Corp.	440,545	2,889,975
Griffon Corp.(a)	337,602	3,403,028

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2011

Koppers Holdings Inc.	89,162	3,381,915
LSB Industries Inc.(a)	55,556	2,384,463
Lydall Inc.(a)	122,284	1,462,517
Myers Industries Inc.	251,715	2,587,630
Standex International Corp.	88,559	2,716,105
STR Holdings Inc.(a)(b)	162,135	2,419,054
Tredegar Corp.	163,838	3,006,427

		70,576,382
MEDIA—0.07%
E.W. Scripps Co. (The) Class A(a)	135,780	1,312,993

		1,312,993
METAL FABRICATE & HARDWARE—1.38%
A.M. Castle & Co.(a)(b)	119,655	1,987,469
CIRCOR International Inc.	64,728	2,772,300
Haynes International Inc.	61,530	3,810,553
Kaydon Corp.	150,280	5,608,450
Lawson Products Inc.	28,351	557,664
Mueller Industries Inc.	268,547	10,180,617

		24,917,053
MINING—1.13%
AMCOL International Corp.	94,300	3,598,488
Century Aluminum Co.(a)	254,041	3,975,741
Kaiser Aluminum Corp.	105,306	5,751,814
Materion Corp.(a)(b)	50,806	1,878,298
RTI International Metals Inc.(a)(b)	137,140	5,262,062

		20,466,403
MISCELLANEOUS - MANUFACTURING—0.10%
John Bean Technologies Corp.	89,423	1,727,652

		1,727,652
OFFICE FURNISHINGS—0.22%
Interface Inc. Class A	204,467	3,960,526

		3,960,526
OIL & GAS—1.52%
GeoResources Inc.(a)	28,859	649,039
Penn Virginia Corp.	324,815	4,290,806
Petroleum Development Corp.(a)	109,934	3,288,126
PetroQuest Energy Inc.(a)(b)	226,198	1,587,910
Pioneer Drilling Co.(a)(b)	385,696	5,878,007
Stone Energy Corp.(a)	149,588	4,545,979
Swift Energy Co.(a)(b)	192,659	7,180,401

		27,420,268
OIL & GAS SERVICES—3.17%
Basic Energy Services Inc.(a)(b)	101,816	3,204,150
Gulf Island Fabrication Inc.	101,792	3,285,846
Hornbeck Offshore Services Inc.(a)(b)	161,630	4,444,825
ION Geophysical Corp.(a)(b)	564,158	5,336,935
Lufkin Industries Inc.	97,259	8,369,137
Matrix Service Co.(a)	187,503	2,508,790
SEACOR Holdings Inc.	50,644	5,062,374

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2011

Tetra Technologies Inc.(a)	545,123	6,939,416
World Fuel Services Corp.	502,165	18,042,788

		57,194,261
PHARMACEUTICALS—0.36%
Emergent BioSolutions Inc.(a)	63,299	1,427,392
Medicines Co. (The)(a)	150,500	2,484,755
PharMerica Corp.(a)	208,176	2,656,326

		6,568,473
REAL ESTATE—0.09%
Forestar Group Inc.(a)	98,575	1,619,587

		1,619,587
REAL ESTATE INVESTMENT TRUSTS—8.01%
Acadia Realty Trust	117,172	2,382,107
BioMed Realty Trust Inc.	493,499	9,494,921
Cedar Shopping Centers Inc.	338,325	1,742,374
Colonial Properties Trust(b)	355,395	7,250,058
DiamondRock Hospitality Co.(b)	653,233	7,009,190
EastGroup Properties Inc.(b)	81,810	3,477,743
Entertainment Properties Trust	168,777	7,881,886
Extra Space Storage Inc.	318,332	6,790,022
Franklin Street Properties Corp.(b)	502,792	6,491,045
Getty Realty Corp.	62,592	1,579,196
Healthcare Realty Trust Inc.(b)	330,364	6,815,409
Home Properties Inc.	116,436	7,088,624
Inland Real Estate Corp.	365,976	3,231,568
Kilroy Realty Corp.	236,392	9,335,120
Kite Realty Group Trust	452,519	2,253,545
LaSalle Hotel Properties(b)	380,965	10,034,618
Lexington Realty Trust(b)	585,626	5,346,765
LTC Properties Inc.	106,936	2,974,959
Medical Properties Trust Inc.	301,199	3,463,788
Mid-America Apartment Communities Inc.(b)	106,766	7,203,502
National Retail Properties Inc.(b)	235,202	5,764,801
Parkway Properties Inc.	155,709	2,656,396
Pennsylvania Real Estate Investment Trust(b)	205,749	3,230,259
Post Properties Inc.(b)	194,490	7,927,412
PS Business Parks Inc.	65,273	3,596,542
Saul Centers Inc.	32,843	1,293,029
Sovran Self Storage Inc.	119,837	4,913,317
Universal Health Realty Income Trust	48,892	1,954,702
Urstadt Biddle Properties Inc. Class A(b)	81,715	1,479,859

		144,662,757
RETAIL—6.30%
Big 5 Sporting Goods Corp.	74,355	584,430
Brown Shoe Co. Inc.(b)	314,401	3,348,371
Casey’s General Stores Inc.	269,204	11,844,976
Cato Corp. (The) Class A	79,558	2,291,270
Children’s Place Retail Stores Inc. (The)(a)	99,103	4,409,092
Christopher & Banks Corp.	254,487	1,463,300
Coldwater Creek Inc.(a)(b)	435,448	609,627
Finish Line Inc. (The) Class A	122,498	2,621,457
Fred’s Inc. Class A	279,010	4,026,114
Genesco Inc.(a)	72,230	3,763,183
Group 1 Automotive Inc.(b)	170,514	7,021,767
Haverty Furniture Companies Inc.	132,435	1,524,327

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2011

Hot Topic Inc.	318,010	2,365,994
Jack in the Box Inc.(a)(b)	352,619	8,032,661
Lithia Motors Inc. Class A	155,639	3,055,194
MarineMax Inc.(a)	165,142	1,446,644
Men’s Wearhouse Inc. (The)	164,306	5,537,112
Movado Group Inc.	123,598	2,114,762
O’Charley’s Inc.(a)(b)	134,457	982,881
OfficeMax Inc.(a)(b)	609,083	4,781,302
Papa John’s International Inc.(a)(b)	64,425	2,142,775
Pep Boys - Manny, Moe & Jack (The)	373,466	4,081,983
Red Robin Gourmet Burgers Inc.(a)	108,238	3,937,698
Ruby Tuesday Inc.(a)(b)	462,099	4,981,427
rue21 Inc.(a)(b)	55,048	1,789,060
Ruth’s Hospitality Group Inc.(a)	220,450	1,236,725
School Specialty Inc.(a)(b)	114,521	1,647,957
Select Comfort Corp.(a)	99,019	1,780,362
Sonic Automotive Inc.(b)	251,675	3,687,039
Sonic Corp.(a)	272,674	2,898,525
Stage Stores Inc.	255,778	4,297,070
Stein Mart Inc.	198,728	1,915,738
Tuesday Morning Corp.(a)	259,818	1,208,154
Vitamin Shoppe Inc.(a)	116,742	5,342,114
Zale Corp.(a)(b)	166,206	930,754

		113,701,845
SAVINGS & LOANS—0.42%
Brookline Bancorp Inc.	270,813	2,510,437
Dime Community Bancshares Inc.	110,610	1,608,269
Provident Financial Services Inc.	247,346	3,541,995

		7,660,701
SEMICONDUCTORS—2.12%
ATMI Inc.(a)(b)	143,587	2,933,482
Brooks Automation Inc.(a)(b)	468,558	5,088,540
Cabot Microelectronics Corp.(a)(b)	54,923	2,552,272
Cohu Inc.	118,555	1,554,256
DSP Group Inc.(a)(b)	167,534	1,457,546
Exar Corp.(a)	132,406	838,130
Microsemi Corp.(a)(b)	312,746	6,411,293
MKS Instruments Inc.	233,608	6,171,923
Pericom Semiconductor Corp.(a)(b)	75,818	677,813
Rudolph Technologies Inc.(a)(b)	132,298	1,416,912
Standard Microsystems Corp.(a)(b)	94,778	2,558,058
Supertex Inc.(a)	58,000	1,299,200
Tessera Technologies Inc.(a)	148,597	2,546,952
Ultratech Inc.(a)(b)	92,699	2,816,196

		38,322,573
SOFTWARE—1.35%
Avid Technology Inc.(a)(b)	207,242	3,904,439
Digi International Inc.(a)(b)	179,788	2,337,244
EPIQ Systems Inc.	223,592	3,179,478
Monotype Imaging Holdings Inc.(a)(b)	53,014	749,088
Omnicell Inc.(a)	117,894	1,837,968
SYNNEX Corp.(a)(b)	170,273	5,397,654
Take-Two Interactive Software Inc.(a)	338,394	5,170,660
THQ Inc.(a)(b)	486,632	1,761,608

		24,338,139

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2011

STORAGE & WAREHOUSING—0.18%
Mobile Mini Inc.(a)	153,202	3,246,350

		3,246,350
TELECOMMUNICATIONS—3.24%
Anixter International Inc.	203,404	13,290,417
ARRIS Group Inc.(a)(b)	878,037	10,194,010
Black Box Corp.	127,166	3,976,481
Cincinnati Bell Inc.(a)(b)	1,411,234	4,685,297
Comtech Telecommunications Corp.	184,840	5,182,914
EMS Technologies Inc.(a)	108,848	3,588,718
General Communication Inc. Class A(a)	114,360	1,380,325
Harmonic Inc.(a)(b)	389,630	2,817,025
LogMeIn Inc.(a)	54,194	2,090,263
Network Equipment Technologies Inc.(a)	111,140	244,508
Newport Corp.(a)(b)	121,801	2,213,124
NTELOS Holdings Corp.	95,964	1,959,585
Symmetricom Inc.(a)	151,221	881,618
Tekelec(a)(b)	489,756	4,471,472
USA Mobility Inc.	95,562	1,458,276

		58,434,033
TEXTILES—0.41%
G&K Services Inc. Class A	132,662	4,491,935
UniFirst Corp.	50,229	2,822,368

		7,314,303
TOYS, GAMES & HOBBIES—0.12%
JAKKS Pacific Inc.(a)	120,079	2,210,654

		2,210,654
TRANSPORTATION—2.16%
Arkansas Best Corp.	180,460	4,282,316
Bristow Group Inc.	257,612	13,143,364
Forward Air Corp.	87,582	2,959,396
Heartland Express Inc.	205,959	3,410,681
Hub Group Inc. Class A(a)(b)	156,963	5,911,226
Knight Transportation Inc.	223,494	3,797,163
Old Dominion Freight Line Inc.(a)(b)	146,643	5,469,784

		38,973,930
WATER—0.12%
American States Water Co.	62,540	2,167,636

		2,167,636

TOTAL COMMON STOCKS
(Cost: $1,663,816,688)		1,804,252,091

SHORT-TERM INVESTMENTS—12.77%

MONEY MARKET FUNDS—12.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	212,728,321	212,728,321

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

June 30, 2011

BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	17,875,638	17,875,638

		230,603,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $230,603,959)		230,603,959

TOTAL INVESTMENTS IN SECURITIES—112.70%
(Cost: $1,894,420,647)		2,034,856,050

Other Assets, Less Liabilities—(12.70)%		(229,289,577)

NET ASSETS—100.00%		$1,805,566,473

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2011

Security	Shares	Value

COMMON STOCKS—99.45%

ADVERTISING—0.31%
Dentsu Inc.	11,200	$328,678

		328,678
AGRICULTURE—0.94%
Japan Tobacco Inc.	264	1,011,738

		1,011,738
AIRLINES—0.41%
All Nippon Airways Co. Ltd.	136,000	441,209

		441,209
AUTO MANUFACTURERS—10.90%
Honda Motor Co. Ltd.	91,200	3,483,804
Nissan Motor Co. Ltd.	126,400	1,317,840
Suzuki Motor Corp.	22,400	500,644
Toyota Motor Corp.	156,000	6,374,443

		11,676,731
AUTO PARTS & EQUIPMENT—2.52%
Aisin Seiki Co. Ltd.	10,400	399,207
Bridgestone Corp.	36,000	822,883
Denso Corp.	28,800	1,063,417
NOK Corp.	5,600	95,206
Toyota Industries Corp.	9,600	314,413

		2,695,126
BANKS—8.85%
Chuo Mitsui Trust Holdings Inc.	216,040	746,349
Mitsubishi UFJ Financial Group Inc.	828,800	4,002,377
Mizuho Financial Group Inc.	1,274,400	2,082,972
Shinsei Bank Ltd.	128,000	126,796
Sumitomo Mitsui Financial Group Inc.	82,400	2,518,118

		9,476,612
BEVERAGES—1.04%
Asahi Breweries Ltd.	22,400	447,944
Kirin Holdings Co. Ltd.	48,000	665,082

		1,113,026
BUILDING MATERIALS—1.45%
Asahi Glass Co. Ltd.	56,000	649,034
Daikin Industries Ltd.	15,200	534,146
JS Group Corp.	14,400	368,737

		1,551,917
CHEMICALS—3.24%
Asahi Kasei Corp.	72,000	481,426
JSR Corp.	11,200	215,235

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2011

Mitsubishi Chemical Holdings Corp.	72,000	506,389
Mitsui Chemicals Inc.	56,000	202,477
Nitto Denko Corp.	9,600	483,210
Shin-Etsu Chemical Co. Ltd.	21,600	1,148,737
Sumitomo Chemical Co. Ltd.	88,000	435,859

		3,473,333
COMMERCIAL SERVICES—0.56%
Dai Nippon Printing Co. Ltd.	32,000	357,801
Toppan Printing Co. Ltd.	32,000	246,459

		604,260
COMPUTERS—0.96%
Fujitsu Ltd.	112,000	635,166
TDK Corp.	7,200	393,165

		1,028,331
COSMETICS & PERSONAL CARE—1.41%
Kao Corp.	31,200	815,156
Shiseido Co. Ltd.	20,800	386,073
Unicharm Corp.	7,200	312,927

		1,514,156
DISTRIBUTION & WHOLESALE—5.66%
ITOCHU Corp.	79,200	816,909
Marubeni Corp.	88,000	579,693
Mitsubishi Corp.	83,200	2,060,426
Mitsui & Co. Ltd.	100,000	1,713,720
Sumitomo Corp.	66,400	895,364

		6,066,112
DIVERSIFIED FINANCIAL SERVICES—2.22%
Credit Saison Co. Ltd.	9,600	160,119
Daiwa Securities Group Inc.	104,000	454,581
Nomura Holdings Inc.	224,000	1,098,366
ORIX Corp.	6,480	625,052
Promise Co. Ltd.(a)	4,800	40,475

		2,378,593
ELECTRIC—2.13%
Chubu Electric Power Co. Inc.	36,800	715,404
Kansai Electric Power Co. Inc. (The)	41,600	824,170
Kyushu Electric Power Co. Inc.	24,000	430,015
Tokyo Electric Power Co. Inc. (The)	78,400	316,473

		2,286,062
ELECTRICAL COMPONENTS & EQUIPMENT—5.42%
Fujikura Ltd.	16,000	72,511
Furukawa Electric Co. Ltd.	40,000	165,428
Hitachi Ltd.	264,000	1,546,211
Mitsubishi Electric Corp.	112,000	1,289,747
Nidec Corp.	5,600	515,899
Sharp Corp.	48,000	434,473
Sumitomo Electric Industries Ltd.	42,400	612,690
Toshiba Corp.	224,000	1,170,480

		5,807,439

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2011

ELECTRONICS—5.84%
Advantest Corp.	10,400	189,559
Fanuc Ltd.	10,900	1,805,869
Hirose Electric Co. Ltd.	1,600	162,853
Hoya Corp.	25,600	562,338
Keyence Corp.	2,451	690,140
Kyocera Corp.	8,800	888,063
Murata Manufacturing Co. Ltd.	11,200	741,952
NEC Corp.(a)	152,000	344,428
NGK Insulators Ltd.	16,000	295,592
Secom Co. Ltd.	12,000	571,323

		6,252,117
ENGINEERING & CONSTRUCTION—0.60%
Kajima Corp.	56,000	159,485
Obayashi Corp.	40,000	173,353
Shimizu Corp.	40,000	165,428
Taisei Corp.	64,000	145,815

		644,081
ENTERTAINMENT—0.25%
Oriental Land Co. Ltd.	3,200	270,233

		270,233
FOOD—0.77%
Ajinomoto Co. Inc.	32,000	377,612
Nippon Meat Packers Inc.	8,000	113,918
Nissin Foods Holdings Co. Ltd.	4,000	144,973
Yakult Honsha Co. Ltd.	6,400	184,012

		820,515
FOREST PRODUCTS & PAPER—0.38%
Nippon Paper Group Inc.	6,400	141,218
Oji Paper Co. Ltd.	56,000	266,964

		408,182
GAS—0.94%
Osaka Gas Co. Ltd.	104,000	392,768
Tokyo Gas Co. Ltd.	136,000	611,293

		1,004,061
HAND & MACHINE TOOLS—0.53%
SMC Corp.	3,200	572,164

		572,164
HEALTH CARE - PRODUCTS—0.44%
Terumo Corp.	8,800	472,363

		472,363

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2011

HOME BUILDERS—0.28%
Sekisui House Ltd.	32,000	295,592

		295,592
HOME FURNISHINGS—2.70%
Panasonic Corp.	110,400	1,339,673
Sony Corp.	59,200	1,551,838

		2,891,511
HOUSEWARES—0.12%
TOTO Ltd.	16,000	123,427

		123,427
INSURANCE—3.04%
Dai-ichi Life Insurance Co. Ltd. (The)	512	711,957
MS&AD Insurance Group Holdings Inc.	32,000	743,338
NKSJ Holdings Inc.	88,000	576,424
Tokio Marine Holdings Inc.	44,000	1,223,130

		3,254,849
INTERNET—2.02%
SoftBank Corp.	50,400	1,890,936
Yahoo! Japan Corp.	800	273,403

		2,164,339
IRON & STEEL—2.33%
JFE Holdings Inc.	26,425	721,158
Kobe Steel Ltd.	144,000	324,517
Nippon Steel Corp.	312,000	1,004,458
Sumitomo Metal Industries Ltd.	200,000	445,765

		2,495,898
MACHINERY - CONSTRUCTION & MINING—1.48%
Komatsu Ltd.	51,200	1,583,041

		1,583,041
MACHINERY - DIVERSIFIED—0.49%
Kubota Corp.	60,000	526,746

		526,746
MANUFACTURING—2.58%
FUJIFILM Holdings Corp.	26,400	816,909
Kawasaki Heavy Industries Ltd.	80,000	315,998
Konica Minolta Holdings Inc.	28,000	231,947
Mitsubishi Heavy Industries Ltd.	200,000	933,630
Nikon Corp.	20,000	467,806

		2,766,290
MEDIA—0.13%
Nippon Television Network Corp.	960	135,869

		135,869

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2011

METAL FABRICATE & HARDWARE—0.22%
NSK Ltd.	24,000	237,444

		237,444
MINING—0.77%
Mitsubishi Materials Corp.	64,000	199,703
Mitsui Mining & Smelting Co. Ltd.	32,000	106,984
Sumitomo Metal Mining Co. Ltd.	32,000	521,050

		827,737
OFFICE & BUSINESS EQUIPMENT—3.23%
Canon Inc.	64,850	3,059,417
Ricoh Co. Ltd.	36,000	396,285

		3,455,702
OIL & GAS—1.86%
INPEX Corp.	128	938,286
JX Holdings Inc.	128,840	859,891
TonenGeneral Sekiyu K.K.	16,000	195,740

		1,993,917
PACKAGING & CONTAINERS—0.14%
Toyo Seikan Kaisha Ltd.	8,800	146,776

		146,776
PHARMACEUTICALS—4.63%
Astellas Pharma Inc.	24,828	957,643
Daiichi Sankyo Co. Ltd.	37,603	730,549
Eisai Co. Ltd.	14,400	558,989
Ono Pharmaceutical Co. Ltd.	5,600	298,167
Shionogi & Co. Ltd.	17,600	286,577
Taisho Pharmaceutical Co. Ltd.	8,000	179,297
Takeda Pharmaceutical Co. Ltd.	42,400	1,950,421

		4,961,643
REAL ESTATE—2.81%
Daiwa House Industry Co. Ltd.	32,000	400,595
Mitsubishi Estate Co. Ltd.	72,000	1,253,492
Mitsui Fudosan Co. Ltd.	48,000	819,019
Sumitomo Realty & Development Co. Ltd.	24,000	531,649
		3,004,755
RETAIL—2.49%
AEON Co. Ltd.	37,600	450,678
Fast Retailing Co. Ltd.	3,200	513,918
Marui Group Co. Ltd.	14,400	108,410
Seven & I Holdings Co. Ltd.	44,000	1,175,186
Yamada Denki Co. Ltd.	5,200	420,456

		2,668,648
SEMICONDUCTORS—0.78%
Rohm Co. Ltd.	5,600	318,623
Tokyo Electron Ltd.	9,600	519,465

		838,088

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2011

TELECOMMUNICATIONS—3.46%
Nippon Telegraph and Telephone Corp.	42,400	2,029,173
NTT Data Corp.	72	237,236
NTT DoCoMo Inc.	816	1,444,874

		3,711,283
TEXTILES—1.00%
Kuraray Co. Ltd.	19,200	279,346
Teijin Ltd.	48,000	209,807
Toray Industries Inc.	80,000	586,429

		1,075,582
TOYS, GAMES & HOBBIES—1.11%
Nintendo Co. Ltd.	6,400	1,194,255

		1,194,255
TRANSPORTATION—4.01%
Central Japan Railway Co.	96	751,263
East Japan Railway Co.	20,000	1,139,178
Kintetsu Corp.(b)	88,000	281,129
Mitsui O.S.K. Lines Ltd.	64,000	341,555
Nippon Express Co. Ltd.	48,000	193,165
Nippon Yusen K.K.	96,000	354,235
Odakyu Electric Railway Co. Ltd.	32,000	252,798
Tokyu Corp.	56,000	231,600
West Japan Railway Co.	9,600	373,254
Yamato Holdings Co. Ltd.	24,000	374,740

		4,292,917

TOTAL COMMON STOCKS
(Cost: $134,933,117)		106,543,348

SHORT-TERM INVESTMENTS—0.26%

MONEY MARKET FUNDS—0.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	238,370	238,370
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	20,030	20,030

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2011

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	15,638	15,638

		274,038

TOTAL SHORT-TERM INVESTMENTS
(Cost: $274,038)		274,038

TOTAL INVESTMENTS IN SECURITIES—99.71%
(Cost: $135,207,155)		106,817,386
Other Assets, Less Liabilities—0.29%		310,620

NET ASSETS—100.00%		$107,128,006

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2011

Security	Shares	Value

PREFERRED STOCKS—99.39%

AGRICULTURE—0.05%
CHS Inc., 8.00%(a)	141,325	$3,831,321

		3,831,321
AUTO MANUFACTURERS—3.13%
Ford Motor Co., 7.50%(a)	515,280	13,557,017
General Motors Co., 4.75%	4,876,249	237,668,376

		251,225,393
AUTO PARTS & EQUIPMENT—0.23%
Goodyear Tire & Rubber Co. (The), 5.88%	336,004	18,688,542

		18,688,542
BANKS—34.55%
BAC Capital Trust I, 7.00%	640,372	16,073,337
BAC Capital Trust II, 7.00%	1,116,800	28,065,184
BAC Capital Trust III, 7.00%	527,010	13,227,951
BAC Capital Trust IV, 5.88%(a)	446,774	10,311,544
BAC Capital Trust V, 6.00%	544,918	12,685,691
BAC Capital Trust VIII, 6.00%	555,524	12,904,823
BAC Capital Trust X, 6.25%(a)	1,049,929	24,841,320
BAC Capital Trust XII, 6.88%	1,104,356	27,586,813
Bank of America Corp., 6.38%	946,545	21,590,691
Bank of America Corp., 6.50%	285,714	7,219,993
Bank of America Corp., 6.63%	498,899	11,963,598
Bank of America Corp., 7.25%	1,384,818	34,883,565
Bank of America Corp., 8.63%	4,161,543	109,656,658
Bank of America Corp. Series 4, 4.00%(a)(b)	268,407	5,204,412
Bank of America Corp. Series 5, 4.00%(a)(b)	1,202,409	22,905,891
Bank of America Corp. Series D, 6.20%(a)	877,460	20,427,269
Bank of America Corp. Series E, 4.00%(a)(b)	963,206	18,377,970
Bank of America Corp. Series H, 3.00%(a)(b)	1,316,115	21,952,798
Bank of America Corp. Series H, 8.20%	4,544,817	118,937,861
Bank One Capital Trust VI, 7.20%(a)	600,192	15,442,940
Barclays Bank PLC, 6.63%	926,898	22,282,628
Barclays Bank PLC, 7.10%(a)	4,101,152	103,964,203
Barclays Bank PLC, 7.75%	3,407,564	87,506,244
Barclays Bank PLC Series 5, 8.13%	6,367,029	167,707,544
BB&T Capital Trust V, 8.95%(b)	604,654	15,896,354
BB&T Capital Trust VI, 9.60%(a)	937,624	25,212,709
BB&T Capital Trust VII, 8.10%	523,692	13,710,257
BNY Capital V Series F, 5.95%	747,248	18,882,957
Citigroup Inc. Series AA, 8.13%	29,727	797,278
Fifth Third Capital Trust V, 7.25%(b)	2,038,225	51,465,181
Fifth Third Capital Trust VI, 7.25%(b)	3,229,579	81,643,757
Fleet Capital Trust VIII, 7.20%	452,968	11,337,789
Fleet Capital Trust IX, 6.00%	206,673	4,939,485
GMAC Capital Trust I Series 2, 8.13%(b)	4,485,957	114,840,499
HSBC Holdings PLC, 8.00%	6,923,581	188,252,167
HSBC Holdings PLC, 8.13%(a)	3,716,637	98,899,711
HSBC USA Inc. Series D, 4.50%(b)	40,764	1,025,215
HSBC USA Inc. Series F, 3.50%(b)	1,371,629	30,902,801
HSBC USA Inc. Series G, 4.00%(a)(b)	1,295,973	30,649,761
KeyCorp Capital VIII, 7.00%	308,584	7,816,433

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2011

KeyCorp Capital IX, 6.75%	1,580,010	39,958,453
KeyCorp Capital X, 8.00%	1,438,407	36,823,219
Lloyds Banking Group PLC, 7.75%	1,543,053	39,887,920
M&T Capital Trust IV, 8.50%	1,015,875	26,615,925
National City Capital Trust II, 6.63%(a)	2,789,827	71,140,588
National City Capital Trust III, 6.63%	524,955	13,333,857
PNC Capital Trust D, 6.13%(c)	270,223	6,790,704
PNC Capital Trust E, 7.75%(a)(c)	1,348,531	35,021,350
PNC Financial Services Group Inc. (The), 9.88%(b)(c)	45,348	1,312,371
Regions Financing Trust III, 8.88%(a)	631,666	16,063,266
Santander Finance Preferred SA Unipersonal, 6.80%(a)	382,861	9,544,725
Santander Finance Preferred SA Unipersonal, 10.50%(a)	1,322,689	37,141,107
Santander Finance Preferred SA Unipersonal Series 6, 4.00%(a)(b)	495,636	9,635,164
SunTrust Capital IX, 7.88%	2,266,373	57,815,175
U.S. Bancorp, 3.50%(a)(b)	1,295,131	29,464,230
U.S. Bancorp Series D, 7.88%(a)	927,597	25,638,781
UBS Preferred Funding Trust IV Series D, 0.89%(b)	1,514,103	27,011,598
USB Capital VI, 5.75%	271,937	6,803,864
USB Capital VII, 5.88%	276,858	6,935,293
USB Capital VIII, 6.35%	413,019	10,333,735
USB Capital X, 6.50%	537,019	13,667,134
USB Capital XI, 6.60%(a)	3,092,268	78,760,066
USB Capital XII, 6.30%	1,272,649	32,236,199
Wachovia Capital Trust IV, 6.38%	2,767,479	69,076,276
Wachovia Capital Trust IX, 6.38%	1,310,582	32,738,338
Wachovia Capital Trust X, 7.85%	1,368,668	35,243,201
Wachovia Preferred Funding Corp., 7.25%(a)	1,280,890	33,085,389
Wells Fargo & Co. Series J, 8.00%	3,896,145	111,390,786
Wells Fargo Capital VII, 5.85%(a)	641,416	16,099,542
Wells Fargo Capital VIII, 5.63%	250,469	6,296,791
Wells Fargo Capital IX, 5.63%	816,359	20,408,975
Wells Fargo Capital XI, 6.25%	1,764,385	44,268,420
Wells Fargo Capital XII, 7.88%(a)	2,729,214	70,904,980
Wells Fargo Capital XIV, 8.63%(a)	922,012	24,534,739
Zions Bancorporation, 9.50%	483,703	12,643,996
Zions Bancorporation, 11.00%(a)(b)	61,529	1,645,901
Zions Capital Trust B, 8.00%	1,266,143	32,577,859

		2,774,843,199
COMPUTERS—0.11%
Unisys Corp. Series A, 6.25%	114,951	9,024,803

		9,024,803
DIVERSIFIED FINANCIAL SERVICES—37.29%
Ally Financial Inc., 7.25%	1,723,005	40,438,927
Ally Financial Inc., 7.30%(a)	1,049,143	24,696,826
Ally Financial Inc., 7.35%(a)	880,504	20,973,605
Ally Financial Inc., 7.38%	2,193,957	51,799,325
Ally Financial Inc. Series A, 8.50%(b)	1,614,624	40,414,039
Ameriprise Financial Inc., 7.75%	139,212	3,819,977
Capital One Capital II, 7.50%(a)	1,083,231	27,405,744
Citigroup Capital VII, 7.13%	1,258,677	31,718,660
Citigroup Capital VIII, 6.95%	4,555,145	113,650,868
Citigroup Capital IX, 6.00%	4,041,588	94,451,912
Citigroup Capital X, 6.10%(a)	211,527	4,949,732
Citigroup Capital XI, 6.00%	422,950	9,863,194
Citigroup Capital XII, 8.50%(b)	3,860,343	99,674,056
Citigroup Capital XIII, 7.88%(b)	3,714,631	103,192,449
Citigroup Capital XIV, 6.88%	167,852	4,120,767
Citigroup Capital XV, 6.50%	688,333	16,623,242
Citigroup Capital XVI, 6.45%(a)	3,140,830	75,694,003

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2011

Citigroup Capital XVII, 6.35%	829,701	19,813,260
Citigroup Capital XIX, 7.25%	604,956	15,178,346
Citigroup Capital XX, 7.88%	408,697	10,409,513
Countrywide Capital IV, 6.75%	394,326	9,759,569
Countrywide Capital V, 7.00%(a)	4,764,210	118,724,113
Credit Suisse (Guernsey) Ltd., 7.90%(a)	2,615,588	68,816,120
Deutsche Bank Capital Funding Trust VIII, 6.38%(a)	3,157,993	75,949,732
Deutsche Bank Capital Funding Trust IX, 6.63%	2,072,025	49,790,761
Deutsche Bank Capital Funding Trust X, 7.35%(a)	1,055,496	26,809,598
Deutsche Bank Contingent Capital Trust II, 6.55%(a)	1,088,239	26,063,324
Deutsche Bank Contingent Capital Trust III, 7.60%	3,292,416	84,746,788
Deutsche Bank Contingent Capital Trust V, 8.05%(a)	2,569,397	67,215,426
General Electric Capital Corp., 5.88%	1,341,150	33,729,923
General Electric Capital Corp., 6.00%	1,934,915	49,611,221
General Electric Capital Corp., 6.05%	1,147,646	29,356,785
General Electric Capital Corp., 6.10%(a)	1,762,376	44,640,984
General Electric Capital Corp., 6.45%	667,310	16,829,558
General Electric Capital Corp., 6.50%(a)	569,279	15,438,846
General Electric Capital Corp., 6.63%	1,334,052	34,445,223
Goldman Sachs Group Inc. (The), 4.00%(a)(b)	223,333	5,375,625
Goldman Sachs Group Inc. (The), 6.13%(a)	2,594,510	64,707,079
Goldman Sachs Group Inc. (The) Series A, 3.75%(a)(b)	1,433,757	30,553,362
Goldman Sachs Group Inc. (The) Series B, 6.20%(a)	1,271,530	31,940,834
Goldman Sachs Group Inc. (The) Series D, 4.00%(a)(b)	2,692,115	59,872,638
HSBC Finance Corp., 6.00%	311,360	7,833,818
HSBC Finance Corp., 6.36%	2,338,543	55,400,084
HSBC Finance Corp., 6.88%	332,619	8,425,239
JPMorgan Chase & Co. Series J, 8.63%(a)	2,804,692	78,307,001
JPMorgan Chase Capital X, 7.00%	2,090,494	53,433,027
JPMorgan Chase Capital XI, 5.88%(a)	2,052,918	51,343,479
JPMorgan Chase Capital XII, 6.25%	674,812	17,065,995
JPMorgan Chase Capital XIV, 6.20%	1,110,408	28,171,051
JPMorgan Chase Capital XVI, 6.35%	951,119	23,930,154
JPMorgan Chase Capital XIX, 6.63%	1,022,606	25,708,315
JPMorgan Chase Capital XXIV, 6.88%	1,311,564	33,510,460
JPMorgan Chase Capital XXVI, 8.00%(a)(b)	3,474,503	91,935,349
JPMorgan Chase Capital XXVIII, 7.20%(b)	2,848,803	73,670,046
JPMorgan Chase Capital XXIX, 6.70%	2,920,563	74,240,711
Merrill Lynch Capital Trust I, 6.45%(a)(b)	1,197,759	28,386,888
Merrill Lynch Capital Trust II, 6.45%(a)(b)	1,107,229	26,208,110
Merrill Lynch Capital Trust III, 7.00%	776,605	19,104,483
Merrill Lynch Capital Trust III, 7.38%	989,683	25,009,289
Merrill Lynch Capital Trust IV, 7.12%	293,781	7,297,520
Merrill Lynch Capital Trust V, 7.28%	909,665	22,586,982
Morgan Stanley Capital Trust III, 6.25%	3,685,145	90,138,647
Morgan Stanley Capital Trust IV, 6.25%(a)	886,245	21,393,954
Morgan Stanley Capital Trust V, 5.75%(a)	570,728	13,492,010
Morgan Stanley Capital Trust VI, 6.60%	3,034,969	75,661,777
Morgan Stanley Capital Trust VII, 6.60%	1,763,681	43,333,642
Morgan Stanley Capital Trust VIII, 6.45%(a)	1,252,553	30,449,563
Morgan Stanley Series A, 4.00%(b)	1,713,978	35,479,345
National City Capital Trust IV, 8.00%	933,669	23,985,957
Omnicare Capital Trust II Series B, 4.00%	463,192	22,279,535
RBS Capital Funding Trust V Series E, 5.90%	3,328,476	49,294,730
RBS Capital Funding Trust VII Series G, 6.08%	4,589,202	67,690,729
SLM Corp., 5.16%(b)	216,566	4,935,539
SLM Corp., 6.00%	537,379	11,892,197

		2,994,861,580
ELECTRIC—2.13%
Alabama Power Co. Series 07-B, 5.88%	428,003	11,068,158
American Electric Power Co. Inc., 8.75%	565,854	16,053,278

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2011

Constellation Energy Group Inc., 8.63%	725,129	19,650,996
Dominion Resources Inc., 8.38%	707,473	20,240,802
Entergy Arkansas Inc., 5.75%(a)	367,082	9,683,623
Entergy Louisiana LLC, 5.88%	272,397	7,123,182
Entergy Louisiana LLC, 6.00%(a)	269,734	7,253,147
Entergy Texas Inc., 7.88%(a)	64,135	1,859,915
FPL Group Capital Trust I, 5.88%	576,699	14,457,844
Georgia Power Co., 6.38%(a)	266,867	7,071,975
NextEra Energy Capital Holdings Inc. Series A, 6.60%(a)	571,794	14,494,978
NextEra Energy Capital Holdings Inc. Series E, 7.45%	554,766	14,756,776
NextEra Energy Capital Holdings Inc. Series F, 8.75%(a)	295,597	8,510,238
PPL Energy Supply LLC, 7.00%(a)	252,708	6,353,079
Xcel Energy Inc., 7.60%	441,323	12,136,382

		170,714,373
HOME BUILDERS—0.07%
Pulte Group Inc., 7.38%	244,530	5,912,735

		5,912,735
INSURANCE—12.13%
Aegon NV, 4.00%(b)	250,751	5,636,882
Aegon NV, 6.38%	1,913,226	45,171,266
Aegon NV, 6.50%(a)	945,815	21,905,075
Aegon NV, 6.88%	1,051,248	25,187,902
Aegon NV, 7.25%(a)	2,009,183	50,269,759
American Financial Group Inc., 7.00%(a)	198,245	5,029,476
American International Group Inc., 6.45%(b)	1,466,690	33,396,531
American International Group Inc., 7.70%(b)	2,100,753	52,644,870
Assured Guaranty Municipal Holdings Inc., 6.25%(a)	375,631	8,647,026
Axis Capital Holdings Ltd., 7.25%(a)	376,811	9,375,058
Endurance Specialty Holdings Ltd., 7.75%(a)	335,874	8,736,083
Everest Re Capital Trust II Series B, 6.20%	347,453	8,460,480
Hartford Financial Services Group Inc., 7.25%(a)	1,064,905	27,751,424
ING Groep NV, 6.13%	1,371,768	30,864,780
ING Groep NV, 6.20%(a)	952,942	21,479,313
ING Groep NV, 6.38%(a)	1,965,837	44,172,357
ING Groep NV, 7.05%	1,567,797	38,316,959
ING Groep NV, 7.20%(a)	2,114,458	52,269,402
ING Groep NV, 7.38%(a)	2,875,561	71,026,357
ING Groep NV, 8.50%	3,916,097	101,975,166
Lincoln National Corp., 6.75%(a)	995,331	25,211,734
MetLife Inc., 4.00%(a)(b)	1,782,936	43,378,833
MetLife Inc., 6.50%	5,153,431	128,835,775
Phoenix Companies Inc. (The), 7.45%(a)	409,586	9,420,478
Protective Life Corp., 8.00%(a)	11,575	266,804
Prudential Financial Inc., 9.00%(a)	1,333,012	37,137,714
Prudential PLC, 6.50%	548,161	13,704,025
Prudential PLC, 6.75%	536,800	13,446,840
RenaissanceRe Holdings Ltd., 6.08%	239,483	5,716,459
RenaissanceRe Holdings Ltd. Series D, 6.60%	1,393,140	34,675,255

		974,110,083
INVESTMENT COMPANIES—0.24%
Allied Capital Corp., 6.88%	417,533	9,979,039
Ares Capital Corp., 7.75%(a)	370,775	9,336,114

		19,315,153
MEDIA—1.90%
CBS Corp., 6.75%	1,290,447	32,854,781

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2011

Comcast Corp., 6.63%	1,091,904	28,094,690
Comcast Corp., 7.00%	500,774	12,769,737
Comcast Corp. Series B, 7.00%	1,776,432	45,121,373
Viacom Inc., 6.85%	1,341,212	34,026,548

		152,867,129
MINING—0.61%
AngloGold Ashanti Holdings Finance PLC, 6.00%(a)	772,560	38,543,018
Molycorp Inc. Series A, 5.50%	87,781	10,171,185

		48,714,203
OIL & GAS—1.03%
Apache Corp., 6.00%(a)	1,175,664	77,499,771
Magnum Hunter Resources Corp. Series C, 10.25%	193,371	4,930,960

		82,430,731
REAL ESTATE INVESTMENT TRUSTS—4.91%
Ashford Hospitality Trust Inc. Series D, 8.45%	399,979	9,871,482
Capstead Mortgage Corp. Series B, 1.26%	979,504	14,359,529
CBL & Associates Properties Inc. Series D, 7.38%	792,421	19,620,344
CommonWealth REIT, 7.50%	85,145	1,830,617
CommonWealth REIT Series D, 6.50%	1,201,297	26,788,923
Developers Diversified Realty Corp. Series H, 7.38%(a)	682,742	17,150,479
Developers Diversified Realty Corp. Series I, 7.50%	573,666	14,439,173
Duke Realty Corp. Series O, 8.38%(a)	1,064,660	28,809,700
DuPont Fabros Technology Inc. Series A, 7.88%	285,939	7,234,257
Equity Lifestyle Properties Inc. Series A, 8.03%	335,511	8,498,494
First Industrial Realty Trust Inc. Series J, 7.25%	243,532	5,832,591
First Potomac Realty Trust Series A, 7.75%	147,631	3,740,970
Health Care REIT Inc. Series I, 6.50%	658,233	34,129,381
Hospitality Properties Trust Series C, 7.00%(a)	1,243,327	30,710,177
iStar Financial Inc. Series E, 7.88%	236,904	4,764,139
iStar Financial Inc. Series I, 7.50%	220,986	4,253,980
Kimco Realty Corp. Series G, 7.75%	1,239,503	32,301,448
Kimco Realty Corp. Series H, 6.90%	55,376	1,393,814
NorthStar Realty Finance Corp. Series B, 8.25%	330,696	7,648,998
Pebblebrook Hotel Trust Series A, 7.88%	220,986	5,555,588
Public Storage Series K, 7.25%	1,634,284	41,282,014
Public Storage Series M, 6.63%(a)	914,764	23,555,173
Realty Income Corp. Series E, 6.75%	637,282	16,295,301
Vornado Realty LP, 7.88%	702,290	19,242,746
Weingarten Realty Investors Series F, 6.50%(a)	611,234	15,250,288

		394,559,606
TELECOMMUNICATIONS—0.88%
AT&T Inc., 6.38%(a)	1,697,989	45,421,206
Telephone & Data Systems Inc., 6.88%	440,648	11,104,330
Telephone & Data Systems Inc., 7.00%	552,266	13,950,239

		70,475,775
TRANSPORTATION—0.13%
Seaspan Corp. Series C, 9.50%	369,973	10,096,563

		10,096,563

TOTAL PREFERRED STOCKS
(Cost: $7,491,833,600)		7,981,671,189

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

June 30, 2011

SHORT-TERM INVESTMENTS—2.27%

MONEY MARKET FUNDS—2.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%(c)(d)(e)	147,091,196	147,091,196
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%(c)(d)(e)	12,360,126	12,360,126
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%(c)(d)	22,573,782	22,573,782

		182,025,104

TOTAL SHORT-TERM INVESTMENTS
(Cost: $182,025,104)		182,025,104

TOTAL INVESTMENTS IN SECURITIES—101.66%
(Cost: $7,673,858,704)		8,163,696,293
Other Assets, Less Liabilities—(1.66)%		(133,534,285)

NET ASSETS—100.00%		$8,030,162,008

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares 2012 S&P AMT-Free Municipal Series, iShares 2013 S&P AMT-Free Municipal Series, iShares 2014 S&P AMT-Free Municipal Series, iShares 2015 S&P AMT-Free Municipal Series, iShares 2016 S&P AMT-Free Municipal Series and iShares 2017 S&P AMT-Free Municipal Series; the iShares Nasdaq Biotechnology, iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property, iShares S&P Emerging Markets Infrastructure, iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Nuclear Energy, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Timber & Forestry, iShares S&P Global Utilities Sector, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P/TOPIX 150 and iShares S&P U.S. Preferred Stock Index Funds; and the consolidated schedule of investments for the iShares S&P India Nifty 50 Index Fund (each, a “Fund,” collectively, the “Funds”).

The iShares S&P India Nifty 50 Index Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment advisor of the Fund also serves as the investment advisor to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of June 30, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule or Consolidated Schedule of Investments.

	Investments in Securities
iShares Municipal Series/Index Fund	Level 1	Level 2	Level 3	Total
2012 S&P AMT-Free
Asset:
Municipal Bonds & Notes	$—	$32,531,550	$—	$32,531,550
Short-Term Investments	135,952	—	—	135,952

	$135,952	$32,531,550	$—	$32,667,502

2013 S&P AMT-Free
Asset:
Municipal Bonds & Notes	$—	$32,706,944	$—	$32,706,944

Short-Term Investments	109,705	—	—	109,705

	$109,705	$32,706,944	$—	$32,816,649

2014 S&P AMT-Free
Asset:
Municipal Bonds & Notes	$—	$27,823,564	$—	$27,823,564
Short-Term Investments	72,288	—	—	72,288

	$72,288	$27,823,564	$—	$27,895,852

2015 S&P AMT-Free
Asset:
Municipal Bonds & Notes	$—	$25,889,016	$—	$25,889,016
Short-Term Investments	74,959	—	—	74,959

	$74,959	$25,889,016	$—	$25,963,975

2016 S&P AMT-Free
Asset:
Municipal Bonds & Notes	$—	$20,599,856	$—	$20,599,856
Short-Term Investments	108,801	—	—	108,801

	$108,801	$20,599,856	$—	$20,708,657

2017 S&P AMT-Free
Asset:
Municipal Bonds & Notes	$—	$25,892,376	$—	$25,892,376
Short-Term Investments	65,389	—	—	65,389

	$65,389	$25,892,376	$—	$25,957,765

Nasdaq Biotechnology
Common Stocks	$1,652,776,102	$—	$—	$1,652,776,102
Short-Term Investments	266,457,073	—	—	266,457,073

	$1,919,233,175	$—	$—	$1,919,233,175

Russell Top 200
Common Stocks	$120,977,989	$—	$—	$120,977,989
Short-Term Investments	67,112	—	—	67,112

	$121,045,101	$—	$—	$121,045,101

Russell Top 200 Growth
Common Stocks	$344,810,683	$—	$—	$344,810,683
Short-Term Investments	172,618	—	—	172,618

	$344,983,301	$—	$—	$344,983,301

Russell Top 200 Value
Common Stocks	$204,734,302	$—	$—	$204,734,302
Short-Term Investments	112,506	—	—	112,506

	$204,846,808	$—	$—	$204,846,808

Russell 1000
Asset:
Common Stocks	$6,907,253,139	$—	$4,144	$6,907,257,283
Short-Term Investments	229,772,179	—	—	229,772,179

	$7,137,025,318	$—	$4,144	$7,137,029,462

Russell 1000 Growth
Asset:
Common Stocks	$13,544,604,406	$—	$11,166	$13,544,615,572
Short-Term Investments	567,000,529	—	—	567,000,529

	$14,111,604,935	$—	$11,166	$14,111,616,101

Russell 1000 Value
Asset:
Common Stocks	$11,623,107,439	$—	$3,754	$11,623,111,193

Short-Term Investments	288,721,484	—	—		288,721,484

	$11,911,828,923	$—	$3,754		$11,911,832,677

Russell 2000
Asset:
Common Stocks	$16,612,413,530	$—	$175,903		$16,612,589,433
Warrants	—	—	0	(a)	0	(a)
Short-Term Investments	2,380,038,159	—	—		2,380,038,159

	$18,992,451,689	$—	$175,903		$18,992,627,592

Russell 2000 Growth
Asset:
Common Stocks	$4,169,975,327	$—	$4,405		$4,169,979,732
Warrants	—	—	0	(a)	0	(a)
Short-Term Investments	661,522,000	—	—		$661,522,000

	$4,831,497,327	$—	$4,405		$4,831,501,732

Russell 2000 Value
Asset:
Common Stocks	$4,493,626,399	$—	$95,147		$4,493,721,546
Short-Term Investments	628,115,464	—	—		628,115,464
Liabilities:
Short Positions	(3,257,843)	—	—		(3,257,843)

	$5,118,484,020	$—	$95,147		$5,118,579,167

Russell 3000
Asset:
Common Stocks	$3,371,200,258	$—	$4,605		$3,371,204,863
Warrants	—	—	0	(a)	0	(a)
Short-Term Investments	121,143,300	—	—		121,143,300

	$3,492,343,558	$—	$4,605		$3,492,348,163

Russell 3000 Growth
Asset:
Common Stocks	$346,654,240	$—	$316		$346,654,556
Warrants	—	—	0	(a)	0	(a)
Short-Term Investments	11,129,608	—	—		11,129,608

	$357,783,848	$—	$316		$357,784,164

Russell 3000 Value
Asset:
Common Stocks	$326,405,223	$—	$645		$326,405,868
Short-Term Investments	7,564,819	—	—		7,564,819

	$333,970,042	$—	$645		$333,970,687

Russell Microcap
Asset:
Common Stocks	$496,222,453	$—	$70,777		$496,293,230
Rights	—	—	80,262		80,262
Short-Term Investments	72,741,905	—	—		72,741,905
Liabilities:
Short Positions	(924,901)	—	—		(924,901)

	$568,039,457	$—	$151,039		$568,190,496

Russell Midcap
Asset:
Common Stocks	$7,061,833,209	$—	$12,077		$7,061,845,286
Short-Term Investments	490,968,595	—	—		490,968,595

	$7,552,801,804	$—	$12,077		$7,552,813,881

Russell Midcap Growth
Asset:
Common Stocks	$3,412,893,180	$—	$9,950		$3,412,903,130
Short-Term Investments	245,046,258	—	—		245,046,258

	$3,657,939,438	$—	$9,950		$3,657,949,388

Russell Midcap Value
Asset:
Common Stocks	$3,144,671,773	$—	$3,318		$3,144,675,091
Short-Term Investments	148,730,875	—	—		148,730,875

	$3,293,402,648	$—	$3,318		$3,293,405,966

S&P 100
Common Stocks	$2,943,006,061	$—	$—		$2,943,006,061
Short-Term Investments	30,850,505	—	—		30,850,505

	$2,973,856,566	$—	$—		$2,973,856,566

S&P 1500
Asset:
Common Stocks	$337,179,618	$—	$0	(a)	$337,179,618
Short-Term Investments	8,378,213	—	—		8,378,213

	$345,557,831	$—	$0	(a)	$345,557,831

S&P 500
Common Stocks	$27,572,962,353	$—	$—		$27,572,962,353
Short-Term Investments	764,302,434	—	—		764,302,434

	$28,337,264,787	$—	$—		$28,337,264,787

S&P 500 Growth
Common Stocks	$6,495,321,403	$—	$—		$6,495,321,403
Short-Term Investments	219,697,090	—	—		219,697,090

	$6,715,018,493	$—	$—		$6,715,018,493

S&P 500 Value
Common Stocks	$4,460,919,484	$—	$—		$4,460,919,484
Short-Term Investments	79,299,859	—	—		79,299,859

	$4,540,219,343	$—	$—		$4,540,219,343

S&P Asia 50
Common Stocks	$230,058,336	$—	$—		$230,058,336
Short-Term Investments	9,215,287	—	—		9,215,287

	$239,273,623	$—	$—		$239,273,623

S&P Developed ex-U.S. Property
Asset:
Common Stocks	$150,609,374	$—	$318		$150,609,692
Short-Term Investments	6,831,175	—	—		6,831,175

	$157,440,549	$—	$318		$157,440,867

S&P Emerging Markets Infrastructure
Common Stocks	$119,872,583	$—	$—		$119,872,583
Exchange-Traded Funds	11,247,301	—	—		11,247,301
Preferred Stocks	11,441,928	—	—		11,441,928
Short-Term Investments	12,407,059	—	—		12,407,059

	$154,968,871	$—	$—		$154,968,871

S&P Europe 350
Asset:
Common Stocks	$1,399,096,457	$—	$31		$1,399,096,488
Preferred Stocks	10,090,950	—	—		10,090,950
Rights	12,114	—	—		12,114
Short-Term Investments	9,726,009	—	—		9,726,009

	$1,418,925,530	$—	$31		$1,418,925,561

S&P Global 100
Common Stocks	$1,036,688,303	$—	$—	$1,036,688,303
Short-Term Investments	11,153,537	—	—	11,153,537

	$1,047,841,840	$—	$—	$1,047,841,840

S&P Global Clean Energy
Common Stocks	$63,643,542	$—	$—	$63,643,542
Preferred Stocks	7,075,846	—	—	7,075,846
Short-Term Investments	31,025,241	—	—	31,025,241

	$101,744,629	$—	$—	$101,744,629

S&P Global Consumer Discretionary Sector
Asset:
Common Stocks	$143,775,206	$837,874	—	$144,613,080
Preferred Stocks	2,472,610	—	—	2,472,610
Short-Term Investments	2,547,455	—	—	2,547,455

	$148,795,271	$837,874	$—	$149,633,145

S&P Global Consumer Staples Sector
Asset:
Common Stocks	$359,279,104	$887,241	—	$360,166,345
Preferred Stocks	5,595,840	—	—	5,595,840
Short-Term Investments	5,099,988	—	—	5,099,988

	$369,974,932	$887,241	$—	$370,862,173

S&P Global Energy Sector
Common Stocks	$1,277,234,476	$—	$—	$1,277,234,476
Preferred Stocks	29,354,686	—	—	29,354,686
Short-Term Investments	14,530,845	—	—	14,530,845

	$1,321,120,007	$—	$—	$1,321,120,007

S&P Global Financials Sector
Asset:
Common Stocks	$243,922,099	$—	$95	$243,922,194
Preferred Stocks	2,228,431	—	—	2,228,431
Rights	3,437	—	—	3,437
Short-Term Investments	3,243,017	—	—	3,243,017

	$249,396,984	$—	$95	$249,397,079

S&P Global Healthcare Sector
Common Stocks	$551,418,765	$—	$—	$551,418,765
Short-Term Investments	11,667,687	—	—	11,667,687

	$563,086,452	$—	$—	$563,086,452

S&P Global Industrials Sector
Common Stocks	$251,739,302	$—	$—	$251,739,302
Short-Term Investments	3,894,028	—	—	3,894,028

	$255,633,330	$—	$—	$255,633,330

S&P Global Infrastructure
Common Stocks	$539,255,660	$—	$—	$539,255,660

Preferred Stocks	2,833,831	—	—	2,833,831
Short-Term Investments	4,850,446	—	—	4,850,446

	$546,939,937	$—	$—	$546,939,937

S&P Global Materials Sector
Common Stocks	$745,916,529	$—	$—	$745,916,529
Preferred Stocks	27,194,456	—	—	27,194,456
Short-Term Investments	3,911,045	—	—	3,911,045

	$777,022,030	$—	$—	$777,022,030

S&P Global Nuclear Energy
Common Stocks	$16,464,989	$—	$—	$16,464,989
Short-Term Investments	487,217	—	—	487,217

	$16,952,206	$—	$—	$16,952,206

S&P Global Technology Sector
Common Stocks	$565,469,712	$—	$—	$565,469,712
Short-Term Investments	14,975,086	—	—	14,975,086

	$580,444,798	$—	$—	$580,444,798

S&P Global Telecommunications Sector
Common Stocks	$408,719,950	$—	$—	$408,719,950
Preferred Stocks	1,588,219	—	—	1,588,219
Short-Term Investments	5,352,642	—	—	5,352,642

	$415,660,811	$—	$—	$415,660,811

S&P Global Timber & Forestry
Common Stocks	$229,849,871	$—	$—	$229,849,871
Short-Term Investments	22,854,809	—	—	22,854,809

	$252,704,680	$—	$—	$252,704,680

S&P Global Utilities Sector
Common Stocks	$249,451,229	$—	$—	$249,451,229
Preferred Stocks	2,843,238	—	—	2,843,238
Short-Term Investments	874,607	—	—	874,607

	$253,169,074	$—	$—	$253,169,074

S&P India Nifty 50
Common Stocks	$228,344,046	$—	$—	$228,344,046
Short-Term Investments	258,688	—	—	258,688

	$228,602,734	$—	$—	$228,602,734

S&P Latin America 40
Common Stocks	$1,523,577,017	$—	$—	$1,523,577,017
Preferred Stocks	769,613,657	—	—	769,613,657
Short-Term Investments	57,713,183	—	—	57,713,183

	$2,350,903,857	$—	$—	$2,350,903,857

S&P MidCap 400
Asset:
Common Stocks	$11,473,382,494	$—	$58	$11,473,382,552
Short-Term Investments	1,183,205,889	—	—	1,183,205,889

	$12,656,588,383	$—	$58	$12,656,588,441

S&P MidCap 400 Growth
Asset:
Common Stocks	$3,288,423,521	$—	$36	$3,288,423,557
Short-Term Investments	373,387,589	—	—	373,387,589

	$3,661,811,110	$—	$36	$3,661,811,146

S&P MidCap 400 Value
Common Stocks	$2,290,449,510	$—	$—	$2,290,449,510
Short-Term Investments	181,247,965	—	—	181,247,965

	$2,471,697,475	$—	$—	$2,471,697,475

S&P SmallCap 600
Common Stocks	$7,241,499,520	$—	$—	$7,241,499,520
Short-Term Investments	993,007,311	—	—	993,007,311

	$8,234,506,831	$—	$—	$8,234,506,831

S&P SmallCap 600 Growth
Common Stocks	$1,969,813,759	$—	$—	$1,969,813,759
Short-Term Investments	309,178,664	—	—	309,178,664

	$2,278,992,423	$—	$—	$2,278,992,423

S&P SmallCap 600 Value
Common Stocks	$1,804,252,091	$—	$—	$1,804,252,091
Short-Term Investments	230,603,959	—	—	230,603,959

	$2,034,856,050	$—	$—	$2,034,856,050

S&P/TOPIX 150
Common Stocks	$106,543,348	$—	$—	$106,543,348
Short-Term Investments	274,038	—	—	274,038

	$106,817,386	$—	$—	$106,817,386

S&P U.S. Preferred Stock
Preferred Stocks	$7,981,671,189	$—	$—	$7,981,671,189
Short-Term Investments	182,025,104	—	—	182,025,104

	$8,163,696,293	$—	$—	$8,163,696,293

(a)	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of June 30, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Series/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2012 S&P AMT-Free	$32,536,833	$131,136	$(467)	$130,669
2013 S&P AMT-Free	32,479,038	340,586	(2,975)	337,611
2014 S&P AMT-Free	27,541,654	379,008	(24,810)	354,198
2015 S&P AMT-Free	25,372,169	596,577	(4,771)	591,806
2016 S&P AMT-Free	20,041,579	668,284	(1,206)	667,078
2017 S&P AMT-Free	25,272,760	718,344	(33,339)	685,005
Nasdaq Biotechnology	2,164,599,569	112,508,236	(357,874,630)	(245,366,394)
Russell Top 200	119,739,148	2,607,184	(1,301,231)	1,305,953
Russell Top 200 Growth	310,466,670	37,820,524	(3,303,893)	34,516,631
Russell Top 200 Value	194,672,290	16,901,868	(6,727,350)	10,174,518
Russell 1000	7,282,784,793	698,292,151	(844,047,482)	(145,755,331)
Russell 1000 Growth	12,129,002,724	2,358,391,007	(375,777,630)	1,982,613,377
Russell 1000 Value	12,248,886,638	1,093,444,639	(1,430,498,600)	(337,053,961)
Russell 2000	22,027,651,209	183,789,710	(3,218,813,327)	(3,035,023,617)
Russell 2000 Growth	4,651,247,982	410,587,634	(230,333,884)	180,253,750
Russell 2000 Value	5,393,117,826	364,610,579	(635,891,395)	(271,280,816)
Russell 3000	3,653,772,826	423,239,199	(584,663,862)	(161,424,663)
Russell 3000 Growth	306,488,039	64,514,377	(13,218,252)	51,296,125
Russell 3000 Value	386,750,019	27,105,225	(79,884,557)	(52,779,332)
Russell Microcap	628,317,789	35,644,013	(94,846,405)	(59,202,392)
Russell Midcap	6,883,580,611	1,227,892,512	(558,659,242)	669,233,270
Russell Midcap Growth	3,074,461,829	679,011,588	(95,524,029)	583,487,559
Russell Midcap Value	3,340,451,256	282,372,875	(329,418,165)	(47,045,290)
S&P 100	3,389,624,889	133,664,496	(549,432,819)	(415,768,323)
S&P 1500	333,630,261	52,767,050	(40,839,480)	11,927,570
S&P 500	29,925,133,541	2,227,422,423	(3,815,291,177)	(1,587,868,754)
S&P 500 Growth	5,796,335,486	1,148,983,772	(230,300,765)	918,683,007
S&P 500 Value	4,734,016,744	473,569,109	(667,366,510)	(193,797,401)
S&P Asia 50	199,300,384	49,903,228	(9,929,989)	39,973,239
S&P Developed ex-U.S. Property	170,668,125	11,258,688	(24,485,946)	(13,227,258)
S&P Emerging Markets Infrastructure	140,227,064	18,358,449	(3,616,642)	14,741,807
S&P Europe 350	1,528,013,000	177,012,436	(286,099,875)	(109,087,439)
S&P Global 100	1,158,401,081	72,005,036	(182,564,277)	(110,559,241)
S&P Global Clean Energy	114,721,041	8,215,028	(21,191,440)	(12,976,412)
S&P Global Consumer Discretionary Sector	117,222,154	36,514,693	(4,103,702)	32,410,991
S&P Global Consumer Staples Sector	339,295,831	43,128,069	(11,561,727)	31,566,342
S&P Global Energy Sector	1,204,836,953	191,888,370	(75,605,316)	116,283,054

S&P Global Financials Sector	325,864,303	15,015,467	(91,482,691)	(76,467,224)
S&P Global Healthcare Sector	573,572,448	41,395,074	(51,881,070)	(10,485,996)
S&P Global Industrials Sector	233,485,290	35,899,572	(13,751,532)	22,148,040
S&P Global Infrastructure	492,456,712	102,687,294	(48,204,069)	54,483,225
S&P Global Materials Sector	721,973,374	110,968,684	(55,920,028)	55,048,656
S&P Global Nuclear Energy	18,225,768	1,184,764	(2,458,326)	(1,273,562)
S&P Global Technology Sector	579,744,792	81,455,785	(80,755,779)	700,006
S&P Global Telecommunications Sector	449,876,853	14,634,656	(48,850,698)	(34,216,042)
S&P Global Timber & Forestry	264,776,838	16,126,009	(28,198,167)	(12,072,158)
S&P Global Utilities Sector	303,547,998	12,626,062	(63,004,986)	(50,378,924)
S&P India Nifty 50	223,238,945	15,301,187	(9,937,398)	5,363,789
S&P Latin America 40	2,472,479,858	250,389,636	(371,965,637)	(121,576,001)
S&P MidCap 400	11,310,979,607	2,097,909,355	(752,300,521)	1,345,608,834
S&P MidCap 400 Growth	3,182,673,263	605,121,401	(125,983,518)	479,137,883
S&P MidCap 400 Value	2,332,050,203	347,477,960	(207,830,688)	139,647,272
S&P SmallCap 600	8,272,544,468	924,867,345	(962,904,982)	(38,037,637)
S&P SmallCap 600 Growth	1,984,275,232	369,290,747	(74,573,556)	294,717,191
S&P SmallCap 600 Value	1,958,512,983	279,268,587	(202,925,520)	76,343,067
S&P/TOPIX 150	136,683,424	5,491,834	(35,357,872)	(29,866,038)
S&P U.S. Preferred Stock	7,686,720,954	561,674,458	(84,699,119)	476,975,339

RECENT ACCOUNTING STANDARDS

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track the S&P Emerging Markets Infrastructure Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s underlying index. As of June 30, 2011, the Fund held shares of the iShares MSCI Chile Investable Market, iShares MSCI Malaysia and iShares MSCI South Korea Index Funds.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the three months ended June 30, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	149	1,082	(65)	1,166	$233,651	$208	$551
PNC Financial Services Group Inc. (The)	839	6,074	(234)	6,679	398,135	294	(1,052)

					$631,786	$502	$(501)

Russell Top 200 Growth
BlackRock Inc.	2,387	1,269	(310)	3,346	$641,796	$3,524	$8,180

Russell Top 200 Value
BlackRock Inc.	3,050	552	(1,635)	1,967	$377,290	$4,463	$(35,405)
PNC Financial Services Group Inc. (The)	25,908	4,766	(8,404)	22,270	1,327,515	9,240	(12,172)

					$1,704,805	$13,703	$(47,577)

Russell 1000
BlackRock Inc.	48,066	1,263	(3,277)	46,052	$8,833,234	$64,802	$(30,761)
PNC Financial Services Group Inc. (The)	270,596	7,163	(14,074)	263,685	15,718,263	94,594	34,177

					$24,551,497	$159,396	$3,416

Russell 1000 Growth
BlackRock Inc.	62,131	31,334	(3,214)	90,251	$17,311,044	$86,970	$108,419

Russell 1000 Value
BlackRock Inc.	108,357	5,371	(36,019)	77,709	$14,905,363	$148,442	$(689,246)
PNC Financial Services Group Inc. (The)	925,614	43,211	(89,510)	879,315	52,415,967	317,496	(67,692)

					$67,321,330	$465,938	$(756,938)

Russell 2000
BlackRock Kelso Capital Corp.	993,446	1,550,799	(1,569,195)	975,050	$8,746,198	$256,509	$(78,369)
PennyMac Mortgage Investment Trust	383,426	606,062	(621,113)	368,375	6,103,974	154,663	(88,928)

					$14,850,172	$411,172	$(167,297)

Russell 2000 Value
BlackRock Kelso Capital Corp.	541,091	60,389	(75,304)	526,176	$4,719,799	$137,184	$(39,100)
PennyMac Mortgage Investment Trust	209,864	24,332	(33,932)	200,264	3,318,374	86,094	(26,142)

					$8,038,173	$223,278	$(65,242)

Russell 3000
BlackRock Inc.	21,470	761	(1,626)	20,605	$3,952,245	$28,986	$7,223
BlackRock Kelso Capital Corp.	14,995	2,881	(1,538)	16,338	146,552	4,418	(4,440)
PennyMac Mortgage Investment Trust	6,155	342	(287)	6,210	102,900	2,515	(69)
PNC Financial Services Group Inc. (The)	120,897	4,235	(7,156)	117,976	7,032,549	41,722	18,793

					$11,234,246	$77,641	$21,507

Russell 3000 Growth
BlackRock Inc.	1,503	675	(64)	2,114	$405,486	$2,075	$2,356

Russell 3000 Value
BlackRock Inc.	2,851	57	(908)	2,000	$383,620	$3,834	$(28,061)
BlackRock Kelso Capital Corp.	3,589	44	(497)	3,136	28,130	839	(354)
PennyMac Mortgage Investment Trust	1,296	17	(120)	1,193	19,768	530	(116)
PNC Financial Services Group Inc. (The)	24,197	633	(2,167)	22,663	1,350,941	8,246	(5,980)

					$1,782,459	$13,449	$(34,511)

Russell Microcap
PennyMac Mortgage Investment Trust	55,096	4,160	(7,307)	51,949	$860,795	$22,813	$(2,953)

S&P 1500
BlackRock Inc.	—	2,369	(14)	2,355	$451,713	$3,227	$(215)
PNC Financial Services Group Inc. (The)	12,850	121	(44)	12,927	770,578	4,498	(828)

					$1,222,291	$7,725	$(1,043)

S&P 500
BlackRock Inc.	—	231,624	(11,124)	220,500	$42,294,105	$301,723	$(31,711)
PNC Financial Services Group Inc. (The)	1,174,285	94,540	(61,559)	1,207,266	71,965,126	419,774	331,096

					$114,259,231	$721,497	$299,385

S&P 500 Growth
BlackRock Inc.	—	73,951	(1,129)	72,822	$13,967,988	$97,676	$(2,851)

S&P 500 Value
BlackRock Inc.	—	20,913	(381)	20,532	$3,938,243	$28,104	$(2,388)
PNC Financial Services Group Inc. (The)	401,289	9,196	(8,957)	401,528	23,935,084	140,423	32,559

					$27,873,327	$168,527	$30,171

S&P Emerging Markets Infrastructure
iShares MSCI Chile Investable Market Index Fund	17,400	1,000	—	18,400	$1,386,808	$17,379	$—

iShares MSCI Malaysia Index Fund	355,777	22,805	—	378,582	5,784,733	57,982	—
iShares MSCI South Korea Index Fund	58,929	3,775	—	62,704	4,075,760	20,498	—

					$11,247,301	$95,859	$—

S&P Global Financials Sector
BlackRock Inc.	—	5,535	(783)	4,752	$911,481	$6,930	$(5,595)
PNC Financial Services Group Inc. (The)	30,620	—	(4,268)	26,352	1,570,843	10,717	37,159

					$2,482,324	$17,647	$31,564

S&P U.S. Preferred Stock
PNC Capital Trust D	243,106	29,925	(2,808)	270,223	$6,790,704	$100,162	$1,359
PNC Capital Trust E	1,273,231	149,578	(74,278)	1,348,531	35,021,350	632,587	(577)
PNC Financial Services Group Inc. (The)	40,893	4,917	(462)	45,348	1,312,371	25,490	192

					$43,124,425	$758,239	$974

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of June 30, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President
(Principal Executive Officer)
Date:	August 26, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	August 26, 2011